SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment	☐
Post-Effective Amendment No.24 (File No. 333-146374)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25 (File No. 811-22127)	☒

COLUMBIA FUNDS VARIABLE SERIES

TRUST II

50606 Ameriprise Financial Center

Minneapolis, MN 55474

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Columbia Variable Portfolio Funds

Prospectus May 1, 2012

Columbia Variable Portfolio – Balanced Fund (Class 3)

Columbia Variable Portfolio – Cash Management Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Diversified Bond Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Diversified Equity Income Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Dynamic Equity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Global Bond Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – High Yield Bond Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Income Opportunities Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – International Opportunity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Large Cap Growth Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 1, Class 2 and Class 3)

Variable Portfolio – Davis New York Venture Fund (Class 1, Class 2 and Class 3)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 1, Class 2 and Class 3)

Variable Portfolio – Partners Small Cap Value Fund (Class 1, Class 2 and Class 3)

Each of the above-named Funds may offer Class 1, Class 2 and/or Class 3 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and certain other institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value  ¡ No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information, Financial Intermediary Compensation

Columbia VP – Balanced Fund	3p
Columbia VP – Cash Management Fund	7p
Columbia VP – Diversified Bond Fund	10p
Columbia VP – Diversified Equity Income Fund	14p
Columbia VP – Dynamic Equity Fund	17p
Columbia VP – Emerging Markets Opportunity Fund	21p
Columbia VP – Global Bond Fund	25p
Columbia VP – Global Inflation Protected Securities Fund	30p
Columbia VP – High Yield Bond Fund	35p
Columbia VP – Income Opportunities Fund	39p
Columbia VP – International Opportunity Fund	43p
Columbia VP – Large Cap Growth Fund	46p
Columbia VP – Mid Cap Growth Opportunity Fund	49p
Columbia VP – Mid Cap Value Opportunity Fund	53p
Columbia VP – S&P 500 Index Fund	57p
Columbia VP – Select Large-Cap Value Fund	60p
Columbia VP – Select Smaller-Cap Value Fund	63p
Columbia VP – Short Duration U.S. Government Fund	67p
VP – Davis New York Venture Fund	71p
VP – Goldman Sachs Mid Cap Value Fund	74p
VP – Partners Small Cap Value Fund	78p

MORE INFORMATION ABOUT THE FUNDS

Investment Objectives, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, and Management

Columbia VP – Balanced Fund	82p
Columbia VP – Cash Management Fund	84p
Columbia VP – Diversified Bond Fund	85p
Columbia VP – Diversified Equity Income Fund	87p
Columbia VP – Dynamic Equity Fund	89p
Columbia VP – Emerging Markets Opportunity Fund	91p
Columbia VP – Global Bond Fund	93p
Columbia VP – Global Inflation Protected Securities Fund	95p
Columbia VP – High Yield Bond Fund	97p
Columbia VP – Income Opportunities Fund	99p
Columbia VP – International Opportunity Fund	101p
Columbia VP – Large Cap Growth Fund	103p
Columbia VP – Mid Cap Growth Opportunity Fund	105p
Columbia VP – Mid Cap Value Opportunity Fund	107p
Columbia VP – S&P 500 Index Fund	109p
Columbia VP – Select Large-Cap Value Fund	111p
Columbia VP – Select Smaller-Cap Value Fund	113p
Columbia VP – Short Duration U.S. Government Fund	115p
VP – Davis New York Venture Fund	117p
VP – Goldman Sachs Mid Cap Value Fund	119p
VP – Partners Small Cap Value Fund	121p
Descriptions of the Principal Risks of Investing in the Funds	126p
More About Annual Fund Operating Expenses and Past Performance	142p
Other Investment Strategies and Risks	143p
Fund Management and Compensation	144p
Buying and Selling Shares	148p
Description of the Share Classes	148p
Buying, Selling and Transferring Shares	149p
Distributions and Taxes	152p
Additional Services and Compensation	153p
Additional Management Information	153p
Potential Conflicts of Interest	154p
Financial Highlights	155p

2p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

References to “Fund” throughout this prospectus refer to the above-named Columbia VP and VP funds singularly or collectively as the context requires. Each Fund is a series of Columbia Funds Variable Series Trust II (the Trust).

This prospectus may contain information on Funds and share classes not available under your Contract or to your Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for information regarding the investment options available to you.

Summary of Columbia VP – Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Balanced Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 3
Management fees	0.64%
Distribution and/or service (12b-1) fees	0.13%
Other expenses	0.16%
Total annual fund operating expenses	0.93%
Less: Fee waiver/expense reimbursement(b)	(0.14%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.79%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.789% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$81	$283	$502	$1,134

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 192% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests in a mix of equity and debt securities. Columbia Management Investment Advisers, LLC (the Investment Manager) allocates the Fund’s assets among equity and debt securities based on the Investment Manager’s assessment of the relative risks and returns of each asset class. The Fund will invest between 35% and 65% of net assets in each asset class.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	3p

Columbia VP – Balanced Fund

With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies.

With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Investment Manager to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other intermediate- to long-term debt securities. The Fund may invest up to 10% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Investment Manager to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Foreign securities include equity and fixed-income securities of foreign issuers.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks” below.

Derivatives Risk — Futures Contracts.  The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

4p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Balanced Fund

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +13.48% (quarter ended September 30, 2009).
¡ Lowest return for a calendar quarter was -16.31% (quarter ended December 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	5p

Columbia VP – Balanced Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Balanced Fund:
Class 3	+2.39%	+0.41%	+3.36%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	+2.11%	–0.25%	+2.92%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	+7.84%	+6.50%	+5.78%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Guy Pope	Portfolio Manager	2011
Leonard Aplet	Portfolio Manager	2011
Brian Lavin	Portfolio Manager	2011
Ronald Stahl	Portfolio Manager	2011
Gregory Liechty	Portfolio Manager	2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

6p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Cash Management Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Cash Management Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.33%		0.33%		0.33%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.14%		0.14%		0.14%
Total annual fund operating expenses	0.47%		0.72%		0.60%
Less: Fee waiver/expense reimbursement(a)	(0.01%	)	(0.01%	)	(0.01%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(a)	0.46%		0.71%		0.59%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.46% for Class 1, 0.71% for Class 2 and 0.585% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$47	$150	$263	$593
Class 2	$73	$229	$400	$897
Class 3	$60	$191	$334	$752

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	7p

Columbia VP – Cash Management Fund

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the Securities and Exchange Commission (SEC) has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund by showing the variability of Fund performance during the periods shown. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

8p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Cash Management Fund

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +1.21% (quarter ended September 30, 2007).
¡ Lowest return for a calendar quarter was +0.002% (quarter ended March 31, 2010).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Cash Management Fund:
Class 1	+0.01%	+1.42%	+1.65%
Class 2	+0.01%	+1.42%	+1.65%
Class 3	+0.01%	+1.43%	+1.66%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	9p

Summary of Columbia VP – Diversified Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Diversified Bond Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.13%	0.13%	0.13%
Total annual fund operating expenses	0.54%	0.79%	0.67%

(a)	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$55	$173	$302	$680
Class 2	$81	$253	$440	$982
Class 3	$68	$215	$374	$838

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 423% of the average value of its portfolio (319% excluding mortgage dollar rolls).

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

The Fund may invest in derivatives such as credit default swaps and futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

10p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Diversified Bond Fund

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, Pricing Risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled, or doing business in emerging markets.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	11p

Columbia VP – Diversified Bond Fund

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarters was +5.48% (quarter ended September 30, 2009).
¡ Lowest return for a calendar quarter was -2.82% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Diversified Bond Fund:
Class 1	+6.75%	+5.47%	+4.83%
Class 2	+6.47%	+5.29%	+4.67%
Class 3	+6.68%	+5.44%	+4.81%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	+7.84%	+6.50%	+5.78%

12p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Diversified Bond Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Alexander D. Powers	Portfolio Manager	2011
Carl W. Pappo	Portfolio Manager	2011
Michael Zazzarino	Portfolio Manager	2011
Brian Lavin	Portfolio Manager	2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	13p

Summary of Columbia VP – Diversified Equity Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Diversified Equity Income Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.13%	0.13%	0.13%
Total annual fund operating expenses	0.70%	0.95%	0.83%

(a)	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$72	$224	$390	$874
Class 2	$97	$303	$526	$1,171
Class 3	$84	$262	$456	$1,018

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

14p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Diversified Equity Income Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003).
¡ Lowest return for a calendar quarter was -23.96% (quarter ended December 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	15p

Columbia VP – Diversified Equity Income Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP — Diversified Equity Income Fund:
Class 1	-4.85%	-1.82%	+5.30%
Class 2	-5.09%	-2.01%	+5.13%
Class 3	-5.01%	-1.88%	+5.27%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	+0.39%	-2.64%	+3.89%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Steve Schroll	Portfolio Manager	2003
Laton Spahr	Portfolio Manager	2003
Paul Stocking	Portfolio Manager	2006

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

16p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Dynamic Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Dynamic Equity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.66%		0.66%		0.66%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.16%		0.16%		0.16%
Acquired fund fees and expenses	0.01%		0.01%		0.01%
Total annual fund operating expenses	0.83%		1.08%		0.96%
Less: Fee waiver/expense reimbursement(b)	(0.01%	)	(0.01%	)	(0.01%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.82%		1.07%		0.95%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.82% for Class 1, 1.07% for Class 2 and 0.945% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$84	$264	$460	$1,029
Class 2	$109	$343	$595	$1,321
Class 3	$97	$305	$531	$1,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount for any borrowings for investment purposes) are invested in equity securities. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the Investment Manager), selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the Russell 3000® Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	17p

Columbia VP – Dynamic Equity Fund

In pursuit of the Fund’s objective, the Investment Manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund may invest in derivatives such as futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index and to its former benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

18p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Dynamic Equity Fund

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +17.26% (quarter ended June 30, 2003).
¡ Lowest return for a calendar quarter was -24.22% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Dynamic Equity Fund:
Class 1	+5.38%	-1.76%	+1.79%
Class 2	+5.07%	-1.95%	+1.61%
Class 3	+5.23%	-1.81%	+1.77%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	+1.03%	-0.01%	+3.51%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+2.11%	-0.25%	+2.92%

On May 1, 2012, the Russell 3000 Index replaced the S&P 500 Index as the Fund’s primary benchmark. The Investment Manager made this recommendation to the Fund’s Board of Trustees because the new index more closely aligns to the Fund’s investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the Russell 3000 Index will be included.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Condon, CFA	Portfolio Manager	2010
Oliver Buckley	Portfolio Manager	August 2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	19p

Columbia VP – Dynamic Equity Fund

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

20p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Emerging Markets Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Emerging Markets Opportunity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	1.07%		1.07%		1.07%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.25%		0.25%		0.25%
Total annual fund operating expenses	1.32%		1.57%		1.45%
Less: Fee waiver/expense reimbursement(b)	(0.06%	)	(0.06%	)	(0.06%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	1.26%		1.51%		1.39%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.26% for Class 1, 1.51% for Class 2 and 1.385% for Class 3).

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitment to waive fees and to reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$128	$413	$719	$1,590
Class 2	$154	$490	$851	$1,867
Class 3	$142	$453	$787	$1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	21p

Columbia VP – Emerging Markets Opportunity Fund

The portfolio management team may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index and to its former benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

22p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Emerging Markets Opportunity Fund

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +32.32% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -29.11% (quarter ended September 30, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP — Emerging Markets Opportunity Fund:
Class 1	-20.90%	+1.09%	+12.03%
Class 2	-21.10%	+0.92%	+11.88%
Class 3	-21.02%	+1.03%	+12.00%
MSCI Emerging Markets Index (Net)* (reflects no deduction for fees, expenses or taxes)	-18.42%	+2.40%	+13.86%
MSCI Emerging Markets Index (Gross)* (reflects no deduction for fees, expenses or taxes)	-18.17%	+2.70%	+14.20%
*	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund’s benchmark index. Columbia Management Investment Advisers, LLC (the Investment Manager) made this recommendation to the Fund’s Board of Trustees because the Investment Manager believes that the Net version of the index better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Irina Miklavchich, CFA	Co-Portfolio Manager	May 2011
Vanessa Donegan	Co-Portfolio Manager	September 2010
Rafael Polatinsky, CFA	Deputy Portfolio Manager	September 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	23p

Columbia VP – Emerging Markets Opportunity Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

24p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Global Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Global Bond Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.71%	0.96%	0.84%

(a)	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$73	$227	$396	$886
Class 2	$98	$306	$532	$1,183
Class 3	$86	$268	$467	$1,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. Columbia Management Investment Advisers, LLC (the Investment Manager) may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	25p

Columbia VP – Global Bond Fund

In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving long and short positions in derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates and duration risks. The Investment Manager may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions by the Investment Manager.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

26p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Global Bond Fund

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Shorting Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	27p

Columbia VP – Global Bond Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +8.20% (quarter ended September 30, 2010).
¡ Lowest return for a calendar quarter was -4.40% (quarter ended September 30, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Global Bond Fund:
Class 1	+4.92%	+5.99%	+6.84%
Class 2	+4.62%	+5.78%	+6.66%
Class 3	+4.78%	+5.93%	+6.81%
Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	+5.64%	+6.46%	+7.16%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer	Portfolio Manager	2000

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

28p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Global Bond Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	29p

Summary of Columbia VP – Global Inflation Protected Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Global Inflation Protected Securities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.14%	0.14%	0.14%
Total annual fund operating expenses	0.56%	0.81%	0.69%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$57	$180	$313	$705
Class 2	$83	$259	$450	$1,006
Class 3	$70	$221	$385	$862

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade by a third-party rating agency or, if unrated, deemed to be of comparable quality by Columbia Management Investment Advisers, LLC (the Investment Manager). Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Investment Manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

30p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Global Inflation Protected Securities Fund

The Fund may invest in derivatives such as futures and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	31p

Columbia VP – Global Inflation Protected Securities Fund

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

32p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Global Inflation Protected Securities Fund

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +4.13% (quarter ended March 31, 2008).
¡ Lowest return for a calendar quarter was -2.39% (quarter ended September 30, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	Since inception (9/13/04)
Columbia VP – Global Inflation Protected Securities Fund:
Class 1	+10.08%	+5.80%	+4.90%
Class 2	+9.91%	+5.63%	+4.75%
Class 3	+10.03%	+5.75%	+4.87%
Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) (reflects no deduction for fees, expenses or taxes)	+11.08%	+6.68%	+6.04%
Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	+13.98%	+8.03%	+6.33%

Blended Index (consists of 50% Barclays World Government Inflation-Linked Bond Index, excluding U.S., fully hedged to the U.S. dollar, and 50% Barclays U.S. Government Inflation-Linked Bond Index) (reflects no deduction for fees, expenses or taxes)

	+11.63%	+6.93%	+6.12%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	2005
Vishal Khanduja, CFA	Portfolio Manager	October 2010
Hong Ho, CFA	Portfolio Manager	October 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	33p

Columbia VP – Global Inflation Protected Securities Fund

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

34p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – High Yield Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – High Yield Bond Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.58%		0.58%		0.58%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.17%		0.17%		0.17%
Total annual fund operating expenses	0.75%		1.00%		0.88%
Less: Fee waiver/expense reimbursement(b)	(0.03%	)	(0.03%	)	(0.03%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.72%		0.97%		0.85%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.72% for Class 1, 0.97% for Class 2 and 0.845% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the contractual commitment to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$74	$237	$415	$931
Class 2	$99	$316	$550	$1,226
Class 3	$87	$278	$486	$1,086

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Columbia Management Investment Advisers, LLC (the Investment Manager). Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	35p

Columbia VP – High Yield Bond Fund

A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. The Fund’s investments in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund which invests solely or primarily in investment grade loans or other similarly by rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore the value of its securities may decline, which would negatively affect the Fund’s performance.

36p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – High Yield Bond Fund

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index and to its former benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:
¡ Highest return for a calendar quarter was +25.06% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -19.01% (quarter ended December 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	37p

Columbia VP – High Yield Bond Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – High Yield Bond Fund:
Class 1	+5.82%	+7.22%	+7.88%
Class 2	+5.46%	+6.99%	+7.67%
Class 3	+5.68%	+7.16%	+7.84%
Merrill Lynch High Yield Cash-Pay Constrained Index (reflects no deduction for fees, expenses or taxes)	+4.49%	+7.43%	+8.66%
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)	+5.73%	+7.79%	+9.28%

On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund’s primary benchmark. The Fund’s Investment Manager made this recommendation to the Fund’s Board because the Investment Manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Jennifer Ponce de Leon	Portfolio Manager	May 2010
Brian Lavin	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

38p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Income Opportunities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Income Opportunities Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.14%	0.14%	0.14%
Total annual fund operating expenses	0.71%	0.96%	0.84%

(a)	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$73	$227	$396	$886
Class 2	$98	$306	$532	$1,183
Class 3	$86	$268	$467	$1,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	39p

Columbia VP – Income Opportunities Fund

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. The Fund’s investments in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund which invests solely or primarily in investment grade loans or similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and to repay principal.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

40p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Income Opportunities Fund

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +16.68%% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -13.35% (quarter ended December 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	41p

Columbia VP – Income Opportunities Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	Since inception (6/01/04)
Columbia VP – Income Opportunities Fund:
Class 1	+6.42%	+7.38%	+7.71%
Class 2	+6.17%	+7.17%	+7.52%
Class 3	+6.26%	+7.34%	+7.69%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+5.43%	+6.85%	+7.52%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Lavin	Portfolio Manager	2004

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

42p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – International Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – International Opportunity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.21%	0.21%	0.21%
Total annual fund operating expenses	1.00%	1.25%	1.13%

(a)	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$102	$319	$553	$1,229
Class 2	$127	$397	$687	$1,516
Class 3	$115	$359	$623	$1,379

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with an above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	43p

Columbia VP – International Opportunity Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies, because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strength of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index and to its former benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +19.41% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -21.14% (quarter ended September 30, 2002).

44p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – International Opportunity Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – International Opportunity Fund:
Class 1	-12.37%	-3.08%	+4.04%
Class 2	-12.51%	-3.33%	+3.77%
Class 3	-12.42%	-3.11%	+4.02%
MSCI Europe, Australasia and Far East (EAFE) Index (Net)* (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	-12.14%	-4.72%	+4.67%
MSCI EAFE Index (Gross)* (reflects no deduction for fees, expenses or taxes)	-11.73%	-4.26%	+5.12%

*	On September 30, 2011, the MSCI EAFE Index (Net) replaced the MSCI EAFE Index (Gross) as the Fund’s primary benchmark. The Fund’s Investment Manager made this recommendation to the Fund’s Board because the Investment Manager believes that the Net version of the Index better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund’s performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Alex Lyle	Portfolio Manager	2003
Esther Perkins	Deputy Portfolio Manager	2008

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	45p

Summary of Columbia VP – Large Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Large Cap Growth Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.71%		0.71%		0.71%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.17%		0.17%		0.17%
Total annual fund operating expenses	0.88%		1.13%		1.01%
Less: Fee waiver/expense reimbursement(b)	(0.09%	)	(0.09%	)	(0.09%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.79%		1.04%		0.92%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.79% for Class 1, 1.04% for Class 2 and 0.915% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$81	$272	$480	$1,080
Class 2	$106	$350	$615	$1,371
Class 3	$94	$313	$550	$1,233

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (Index). The market capitalization range of the companies included within the Index was $832 million to $554.36 billion as of March 31, 2012. The market capitalization range of the companies in the Index is subject to change. In addition to its primary investments in large-capitalization companies, the Fund may invest up to 20% of its net assets in small- and mid-capitalization companies. Columbia Management Investment Advisers, LLC (the Investment Manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Investment Manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

46p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Large Cap Growth Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occuring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies, because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	47p

Columbia VP – Large Cap Growth Fund

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +16.63% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -24.78% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Large Cap Growth Fund:
Class 1	-3.08%	-2.26%	+0.46%
Class 2	-3.38%	-2.45%	+0.28%
Class 3	-3.23%	-2.28%	+0.45%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	+2.64%	+2.50%	+2.60%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
John T. Wilson	Portfolio Manager	May 2010
Peter Deininger	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

48p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Mid Cap Growth Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Mid Cap Growth Opportunity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.76%		0.76%		0.76%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.17%		0.17%		0.17%
Total annual fund operating expenses	0.93%		1.18%		1.06%
Less: Fee waiver/expense reimbursement(b)	(0.05%	)	(0.05%	)	(0.05%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.88%		1.13%		1.01%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.88% for Class 1, 1.13% for Class 2 and 1.005% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the contractual commitment to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$90	$292	$511	$1,143
Class 2	$115	$370	$645	$1,432
Class 3	$103	$333	$581	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 165% of the average value of its portfolio.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	49p

Columbia VP – Mid Cap Growth Opportunity Fund

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. Columbia Management Investment Advisers, LLC (the Investment Manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Index (the Index). The market capitalization range of the companies included within the Index was $124 million to $22.72 billion as of March 31, 2012. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

50p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Mid Cap Growth Opportunity Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +26.91% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -28.83% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Mid Cap Growth Opportunity Fund:
Class 1	-14.98%	+1.96%	+3.41%
Class 2	-15.21%	+1.81%	+3.29%
Class 3	-15.07%	+1.91%	+3.39%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	-1.65%	+2.44%	+5.29%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
George J. Myers, CFA	Lead Portfolio Manager	August 2011
Wayne M. Collette, CFA	Portfolio Manager	August 2011
Lawrence W. Lin, CFA	Portfolio Manager	August 2011
Brain D. Neigut	Portfolio Manager	August 2011

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	51p

Columbia VP – Mid Cap Growth Opportunity Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

52p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Mid Cap Value Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Mid Cap Value Opportunity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.14%	0.14%	0.14%
Total annual fund operating expenses	0.88%	1.13%	1.01%

(a)	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$90	$281	$488	$1,089
Class 2	$115	$359	$623	$1,379
Class 3	$103	$322	$559	$1,241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $124 million to $22.72 billion as of March 31, 2012. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	53p

Columbia VP – Mid Cap Value Opportunity Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

54p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Mid Cap Value Opportunity Fund

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +23.27% (quarter ended September 30, 2009).
¡ Lowest return for a calendar quarter was -28.69% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	Since inception (5/02/05)
Columbia VP – Mid Cap Value Opportunity Fund:
Class 1	-8.39%	-0.84%	+4.10%
Class 2	-8.58%	-0.98%	+3.96%
Class 3	-8.49%	-0.88%	+4.07%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	-1.38%	+0.04%	+4.88%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Steve Schroll	Portfolio Manager	2005
Laton Spahr, CFA	Portfolio Manager	2005
Paul Stocking	Portfolio Manager	2006

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	55p

Columbia VP – Mid Cap Value Opportunity Fund

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

56p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – S&P 500 Index Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – S&P 500 Index Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.27%	0.27%	0.27%
Total annual fund operating expenses	0.37%	0.62%	0.50%

(a)	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$38	$119	$208	$470
Class 2	$63	$199	$346	$778
Class 3	$51	$161	$280	$631

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor’s 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% (including the amount of any borrowings for investment purposes) of its net assets in securities that are contained in the S&P 500.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, Columbia Management Investment Advisers, LLC (the Investment Manager) expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	57p

Columbia VP – S&P 500 Index Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Indexing Risk. The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investment may fluctuate, sometimes rapidly and unpredictably.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Tracking Error Risk. The Fund will not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund’s performance may be impacted by the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is April 25, 2011. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +15.79% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -21.84% (quarter ended December 31, 2008).

58p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – S&P 500 Index Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – S&P 500 Index Fund:
Class 1	+1.63%	-0.60%	+2.48%
Class 2	+1.49%	-0.68%	+2.41%
Class 3	+1.63%	-0.60%	+2.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+2.11%	-0.25%	+2.92%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Alfred F. Alley III, CFA	Portfolio Manager	May 2010
Vadim Shteyn	Portfolio Manager	August 2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	59p

Summary of Columbia VP – Select Large-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Select Large-Cap Value Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.71%		0.71%		0.71%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.26%		0.26%		0.26%
Total annual fund operating expenses	0.97%		1.22%		1.10%
Less: Fee waiver/expense reimbursement(b)	(0.17%	)	(0.17%	)	(0.17%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.80%		1.05%		0.93%

(a)	Expense ratios have been adjusted to reflect current fees.

(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.80% for Class 1, 1.05% for Class 2 and 0.925% for Class 3

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$82	$292	$521	$1,179
Class 2	$107	$371	$655	$1,467
Class 3	$95	$333	$591	$1,330

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses a bottom-up stock selection approach. This means that the Investment Manager concentrates on individual company fundamentals, rather than on a particular industry.

The Fund generally holds a small number of securities because the Investment Manager believes doing so allows it to adhere to its disciplined value investment approach.

60p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Select Large-Cap Value Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
¡ Highest return for a calendar quarter was +22.65% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -20.72% (quarter ended December. 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	61p

Columbia VP – Select Large-Cap Value Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	Since inception (2/04/04)
Columbia VP – Select Large-Cap Value Fund:
Class 1	-1.59%	-2.02%	+2.79%
Class 2	-1.79%	-2.17%	+2.63%
Class 3	-1.70%	-2.08%	+2.75%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	+0.39%	-2.64%	+3.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+2.11%	-0.25%	+3.49%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Neil T. Eigen	Portfolio Manager	November 2008
Richard S. Rosen	Portfolio Manager	November 2008

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

62p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Select Smaller-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Select Smaller-Cap Value Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.79%		0.79%		0.79%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.19%		0.19%		0.19%
Total annual fund operating expenses	0.98%		1.23%		1.11%
Less: Fee waiver/expense reimbursement(b)	(0.05%	)	(0.05%	)	(0.05%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.93%		1.18%		1.06%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.93% for Class 1, 1.18% for Class 2 and 1.055% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$95	$307	$538	$1,201
Class 2	$120	$386	$672	$1,489
Class 3	$113	$342	$590	$1,303
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000® Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $27 million to $3.62 billion as of March 31, 2012. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses a bottom-up stock selection approach. This means that the Investment Manager concentrates on individual company fundamentals, rather than on a particular industry.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	63p

Columbia VP – Select Smaller-Cap Value Fund

The Fund generally holds a small number of securities because the Investment Manager believes doing so allows it to adhere to its disciplined value investment approach.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small-Cap Company Risk. Investments in small-capitalization (small-cap) companies often involve greater risks than investments in larger, more established companies because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

64p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP — Select Smaller-Cap Value Fund

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +31.51% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -24.59% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Select Smaller-Cap Value Fund:
Class 1	-8.42%	-0.90%	+4.99%
Class 2	-8.70%	-1.08%	+4.82%
Class 3	-8.51%	-0.94%	+4.97%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	-4.18%	+0.15%	+5.62%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Neil T. Eigen	Portfolio Manager	December 2008
Richard S. Rosen	Portfolio Manager	December 2008

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	65p

Columbia VP – Select Smaller-Cap Value Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

66p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of Columbia VP – Short Duration U.S. Government Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP – Short Duration U.S. Government Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.15%	0.15%	0.15%
Total annual fund operating expenses	0.51%	0.76%	0.64%

(a)	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$52	$164	$286	$643
Class 2	$78	$243	$423	$946
Class 3	$65	$205	$357	$802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. Government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. Government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. Government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	67p

Columbia VP – Short Duration U.S. Government Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset — Backed Risk” below.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Generally, rising rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

68p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Short Duration U.S. Government Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +2.45% (quarter ended September 30, 2002).
¡ Lowest return for a calendar quarter was -1.94% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia VP – Short Duration U.S. Government Fund:
Class 1	+1.51%	+2.53%	+2.62%
Class 2	+1.21%	+2.34%	+2.46%
Class 3	+1.38%	+2.48%	+2.59%
Barclays U.S. 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)	+1.56%	+3.80%	+3.38%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Leonard A. Aplet, CFA	Portfolio Manager	October 2010
Gregory S. Liechty	Portfolio Manager	October 2010
Ronald B. Stahl	Portfolio Manager	October 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	69p

Columbia VP – Short Duration U.S. Government Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

70p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – Davis New York Venture Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

VP – Davis New York Venture Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.71%		0.71%		0.71%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.13%		0.13%		0.13%
Total annual fund operating expenses	0.84%		1.09%		0.97%
Less: Fee waiver/expense reimbursement(b)	(0.06%	)	(0.06%	)	(0.06%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.78%		1.03%		0.91%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.78% for Class 1, 1.03% for Class 2 and 0.905% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$80	$262	$461	$1,036
Class 2	$105	$341	$596	$1,328
Class 3	$93	$303	$531	$1,189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Davis Selected Advisers, L.P., which provides day-to-day portfolio management of the Fund.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	71p

VP – Davis New York Venture Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. The portfolio managers have historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
¡ Highest return for a calendar quarter was +20.49% (quarter ended June 30, 2009).
¡ Lowest return for a calendar quarter was -24.08% (quarter ended December 31, 2008).

72p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Davis New York Venture Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	Since inception (5/01/06)
VP — Davis New York Venture Fund:
Class 1	-3.50%	-2.04%	-0.26%
Class 2	-3.60%	-2.08%	-0.29%
Class 3	-3.50%	-2.06%	-0.28%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+2.11%	-0.25%	+1.49%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Davis Selected Advisers, L.P.

Portfolio Manager	Title	Managed Fund Since
Christopher C. Davis	Portfolio Manager	2006
Kenneth C. Feinberg	Portfolio Manager	2006

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	73p

Summary of VP – Goldman Sachs Mid Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

VP – Goldman Sachs Mid Cap Value Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.77%		0.77%		0.77%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.13%		0.13%		0.13%
Total annual fund operating expenses	0.90%		1.15%		1.03%
Less: Fee waiver/expense reimbursement(b)	(0.04%	)	(0.04%	)	(0.04%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.86%		1.11%		0.99%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.86% for Class 1, 1.11% for Class 2 and 0.985% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the contractual commitment to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$88	$283	$495	$1,109
Class 2	$113	$362	$630	$1,399
Class 3	$101	$324	$566	$1,260

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, a These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Value Index (the Index). As of March 31, 2012, the capitalization range of the Index was between $124 million and $22.72 billion. The market capitalization range and the composition of the Index are subject to change.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalization outside the range of companies constituting the Index, at the time of investment, and in fixed income securities, such as government, corporate and bank debt obligations.

74p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Goldman Sachs Mid Cap Value Fund

Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Goldman Sachs Asset Management, L.P., (GSAM or the Subadviser) which provides day-to-day portfolio management of the Fund.

GSAM

In constructing the Fund’s portfolio, GSAM seeks to identify quality businesses selling at compelling (conservative) valuations through intensive, firsthand fundamental research. GSAM believes that businesses represent compelling value when:

•	Market uncertainty exists.

•	Their economic value is not recognized by the market.

GSAM believes that quality businesses have:

•	Sustainable operating or competitive advantage.

•	Excellent stewardship of capital.

•	Capability to earn above their cost of capital.

•	Strong or improving balance sheets and cash flows.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled, or doing business in emerging markets.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	75p

VP – Goldman Sachs Mid Cap Value Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +19.46% (quarter ended September 30, 2009).
¡ Lowest return for a calendar quarter was -25.96% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	Since inception (2/04/04)
VP – Goldman Sachs Mid Cap Value Fund:
Class 1	-6.26%	+0.94%	+4.19%
Class 2	-6.53%	+0.77%	+4.02%
Class 3	-6.35%	+0.93%	+4.17%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	-1.38%	+0.04%	+6.56%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Goldman Sachs Asset Management, L.P.

Portfolio Manager	Title	Managed Fund Since
Sean Gallagher	Portfolio Manager	February 2010
Andrew Braun	Portfolio Manager	February 2010
Dolores Bamford	Portfolio Manager	February 2010

76p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Goldman Sachs Mid Cap Value Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	77p

Summary of VP – Partners Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

VP – Partners Small Cap Value Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2		Class 3
Management fees	0.91%		0.91%		0.91%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.15%		0.15%		0.15%
Acquired fund fees and expenses	0.02%		0.02%		0.02%
Total annual fund operating expenses	1.08%		1.33%		1.21%
Less: Fee waiver/expense reimbursement(b)	(0.15%	)	(0.15%	)	(0.15%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.93%		1.18%		1.06%

(a)	Expense ratios have been adjusted to reflect current fees.

(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.91% for Class 1, 1.16% for Class 2 and 1.035% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$95	$329	$582	$1,308
Class 2	$120	$407	$715	$1,593
Class 3	$108	$370	$652	$1,458

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small capitalization companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment by the Fund, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (Index). The market capitalization range of the companies included within the Index was $38 million to $3.18 billion as of March 31, 2012. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest in any types of securities, including common stocks and Depository Receipts. The Fund may invest up to 25% of its net assets in foreign investments.

78p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Partners Small Cap Value Fund

Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investments, L.P. (collectively, the Subadvisers), which provide day-to-day management for the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

Although this strategy seeks to identify companies with market capitalizations in the range of the Index, the Fund may hold or buy stock in a company that is not included in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in currency and the risks associated with less developed custody and settlement practices.

Small-Cap Company Risk. Investments in small-capitalization (small-cap) companies often involve greater risks than investments in larger, more established companies because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	79p

VP – Partners Small Cap Value Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class 1 and Class 2 shares is May 3, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to their inception date. Except for differences in expenses (where applicable), these classes of shares would have annual returns substantially similar to those of Class 3 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was +22.43%% (quarter ended September 30, 2009).
¡ Lowest return for a calendar quarter was -23.49% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
VP – Partners Small Cap Value Fund:
Class 1	-4.32%	+1.16%	+6.95%
Class 2	-4.52%	+1.01%	+6.83%
Class 3	-4.46%	+1.10%	+6.92%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	-5.50%	-1.87%	+6.40%

80p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Partners Small Cap Value Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investments, L.P. (Turner)

Portfolio Manager	Title	Managed Fund Since
Barrow Hanley
James S. McClure	Portfolio Manager	2004
John P. Harloe	Portfolio Manager	2004
Denver Investments
Kris Herrick	Portfolio Manager	2007
Troy Dayton	Portfolio Manager	2007
Mark Adelmann	Portfolio Manager	2007
Derek Anguilm	Portfolio Manager	2007
Liza Z. Ramirez	Portfolio Manager	2007
Donald Smith
Donald G. Smith	Portfolio Manager	2004
Richard L. Greenberg	Portfolio Manager	2004
River Road
James C. Shircliff	Portfolio Manager	2006
R. Andrew Beck	Portfolio Manager	2006
J. Justin Akin	Portfolio Manager	2012
Turner
David Kovacs	Portfolio Manager	2008

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	81p

More Information About the Funds

Columbia VP – Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests in a mix of equity and debt securities. Columbia Management Investment Advisers, LLC (the Investment Manager) allocates the Fund’s assets among equity and debt securities based on the Investment Manager’s assessment of the relative risks and returns of each asset class. The Fund will invest between 35% and 65% of net assets in each asset class.

With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies. The Investment Manager evaluates the relative attractiveness of each potential investment in constructing the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, valuation, fundamentals, quantitative analysis and economic and market expectations.

With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the investment manager to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other intermediate- to long-term debt securities. The Fund may invest up to 10% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the investment manager to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Foreign securities include equity and fixed-income securities of foreign issuers.

The Investment Manager may sell a security when the Fund’s asset allocation changes; when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Allocation Risk

•	Credit Risk

•	Derivatives Risk — Forward Contracts

•	Derivatives Risk — Futures Contracts

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Prepayment and Extension Risk

82p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Balanced Fund

•	Reinvestment Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Managers. The Fund is allocated among equity and fixed income asset classes. The portfolio manager responsible for the day-to-day management of the equity portion of the Fund is:

Guy W. Pope, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1993.

•	Began investment career in 1993.

•	BA, Colorado College; MBA — Northwestern University.

The portfolio managers responsible for the day-to-day management of the fixed-income portion of the Fund are:

Leonard A. Aplet, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Managing Director and head of short duration fixed-income for the Investment Manager.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1987.

•	Began investment career in 1978.

•	BS, Oregon State; MBA — Finance, University of California at Berkeley.

Gregory S. Liechty, Portfolio Manager

•	Managed the Fund since 2011.

•	Director and Senior Fixed-Income Portfolio Manager for the Investment Manager.

•	MBS/ABS sector leader for the Investment Manager’s short duration strategy and member of the structured assets portfolio management team.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 2005.

•	Began investment career in 1995.

•	BA and MBA, University of North Florida.

Ronald B. Stahl, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Corporate sector leader for the Investment Manager’s short duration strategy and member of the investment grade corporate portfolio management team.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1998.

•	Began investment career in 1998.

•	BS, Oregon State University; MBA, Portland State University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the Investment Manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The Statement of Additional Information (SAI) provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	83p

Columbia VP – Cash Management Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the U.S. Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

•

Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by Columbia Management Investment Advisers, LLC (the Investment Manager). However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality by the Investment Manager.

•	Limits its U.S. dollar-weighted average portfolio maturity to sixty days or less and U.S. dollar-weighted average life to 120 days or less.

•	Buys obligations with remaining maturities of 397 days or less.

•	Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund’s objective, the Investment Manager chooses investments by:

•	Considering opportunities and risks given current interest rates and anticipated interest rates.

•	Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•

The issuer’s credit rating declines or the Investment Manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the Investment Manager believes it is advantageous to sell).

•	Political, economic, or other events could affect the issuer’s performance.

•	The Investment Manager identifies a more attractive opportunity.

•	The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Industry Concentration Risk

•	Interest Rate Risk

•	Redemption Risk

•	Regulatory Risk

•	Reinvestment Risk

•	U.S. Government Obligations Risk

84p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Diversified Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund’s objective Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by:

•	Analyzing factors such as credit quality, yield, maturity, call and put features and relative price.

•	Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

•	Targeting a dollar-weighted average maturity of between three to ten years.

•	Considering factors such as economic conditions, market conditions and interest rate movements when allocating Fund assets among issuers, securities, industry sectors and maturities.

In evaluating whether to sell a security, the Investment Manager considers, among other factors:

•	Identification of more attractive investments based on relative value.

•	The portfolio’s total exposure to sectors, industries, issuers and securities relative to the Index.

•	Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

•	Whether a sector or industry is experiencing change.

The Fund may invest in derivatives such as credit default swaps and futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Derivatives Risk — Credit Default Swaps

•	Derivatives Risk — Futures Contracts

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	85p

Columbia VP – Diversified Bond Fund

•	Mortgage-Related and Other Asset-Backed Risk

•	Portfolio Turnover Risk

•	Prepayment and Extension Risk

•	Risks of Foreign/Emerging Markets Investing

•	U.S. Government Obligations Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alexander D. Powers, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1993.

•	Began investment career in 1979.

•	BA, Boston College, MBA, New York University’s Stern Graduate School of Business Administration.

Carl W. Pappo, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1996.

•	Began investment career in 1991.

•	BS, Babson College.

Michael Zazzarino, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 2005.

•	Began investment career in 1988.

•	BS, Lafayette College, MBA, Columbia University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the Investment Manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

86p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Diversified Equity Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses equity investments by seeking to:

•

Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

•	Identify companies with moderate growth potential based on:

•	effective management, as demonstrated by overall performance;

•	financial strength; and

•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The security has reached the Investment Manager’s price objective.

•	The company has met the Investment Manager’s earnings and/or growth expectations.

•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

•	Managed the Fund since 2003.

•	Joined the Investment Manager in 1998 as a Senior Security Analyst.

•	Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

•	Began investment career in 1981.

•	MBA, University of Minnesota.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	87p

Columbia VP – Diversified Equity Income Fund

Laton Spahr, CFA, Portfolio Manager

•	Managed the Fund since 2003.

•	Joined the Investment Manager in 2001 as a Security Analyst.

•	Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

•	Managed the Fund since 2006.

•	Joined the Investment Manager in 1995 as a Senior Equity Analyst.

•	Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

•	Began investment career in 1987.

•	MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

88p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Dynamic Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the Investment Manager), selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the Russell 3000 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the Investment Manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to seek to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The Investment Manager believes the security is overvalued relative to other potential investments;

•	The company continues to meet the Investment Manager’s performance expectations; or

•	The security is removed from the Index.

The Fund may invest in derivatives such as futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Derivatives Risk — Futures Contracts

•	Issuer Risk

•	Market Risk

•	Quantitative Model Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Brian Condon, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

•	Began investment career in 1993.

•	BA from Bryant University and MS in finance from Bentley University.

Oliver E. Buckley, Portfolio Manager

•	Managed the Fund since August 2011.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	89p

Columbia VP – Dynamic Equity Fund

•	Joined the Investment Manager in August 2011.

•	Head of Active Equity, Mellon Capital Management, 2000-2010.

•	Began investment career in 1989.

•	BS in Mathematical Sciences, Stanford University; MS in Engineering — Economic Systems, Stanford University; MBA in Finance from University of California.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

90p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Emerging Markets Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC, (the Investment Manager), is responsible for oversight of the Fund’s Subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager.

Threadneedle chooses investments by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

The Fund’s portfolio management team constructs the portfolio by selecting what it considers to be the best stocks in each industry sector, based on return on invested capital analysis, growth and valuation. The Fund’s sector exposure generally reflects the global macroeconomic environment, the outlook for each sector and the relative valuation of the stocks among the sectors.

This analysis allows the portfolio management team to identify those stocks which it believes are most likely to produce high returns on capital in the future and which it expects should consequently deliver the best returns for investors.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The portfolio management team may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for long-term investors with above-average risk tolerance.

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Geographic Concentration Risk

•	Issuer Risk

•	Market Risk

•	Portfolio Turnover Risk

•	Risks of Foreign Emerging Markets Investing

•	Sector Risk

•	Small- and Mid-Cap Company Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	91p

Columbia VP – Emerging Markets Opportunity Fund

PORTFOLIO MANAGEMENT

Subadviser: Columbia Management Investment Advisers, LLC contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) (an affiliate of Columbia Management) to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. On June 9, 2011, the Board approved a change in the compensation payable by Columbia Management to Threadneedle for managing the investment of the Fund’s assets. See the SAI for more information. Any future changes to the compensation payable to Threadneedle are likewise subject to the approval of the Board. Threadneedle manages the Fund’s assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Portfolio Managers. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Irina Miklavchich, CFA, Co-Portfolio Manager

•	Co-Managed the Fund since May 2011

•	Joined Threadneedle in February 2011 as a senior fund manager on emerging market equities.

•	Began investment career in 2003 with Goldman Sachs, where she managed EMEA portfolios within the Principal Strategies group.

•	Diploma in international economics from the Moscow Institute of International Relations; MBA from INSEAD in France.

Vanessa Donegan, Co-Portfolio Manager

•	Co-Managed the Fund since September 2010.

•	Head of Asia and Global Emerging Markets Equities.

•	Joined Threadneedle in 1994 as Executive Director.

•	Began investment career in 1981.

•	BA, Oxford University.

Rafael Polatinsky, CFA, Deputy Portfolio Manager

•	Co-Managed the Fund since September 2010.

•	Joined Threadneedle in 2007 as Investment Analyst/Fund Manager.

•	Began investment career in 2004 as Investment Adviser with WestLB.

•	Bachelor of Accounting and Bachelor of Commerce, University of Witwatersrand, Johannesburg.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

92p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Global Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. Columbia Management Investment Advisers, LLC (the Investment Manager) may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving long and short positions in derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates and duration risks. The Investment Manager may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions by the Investment Manager.

In pursuit of the Fund’s objective, the Investment Manager, utilizing qualitative and quantitative methods, chooses investments by:

•	Considering opportunities and risks presented by interest rate and currency markets, and the credit quality of debt issuers.

•	Identifying investment-grade U.S. and foreign bonds.

•	Identifying below investment-grade U.S. and foreign bonds.

•	Identifying bonds or other instruments or transactions that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The security is overvalued.

•	The security continues to meet the standards described above.

The Investment Manager expresses its investment views by varying long and short exposures to a broad range of debt, currency and interest rate markets of both developed and emerging market countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

•	Derivatives Risk — Forward Foreign Currency Contracts

•	Derivatives Risk — Futures Contracts

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	93p

Columbia VP – Global Bond Fund

•	Foreign Currency Risk

•	Geographic Concentration Risk

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Leverage Risk

•	Liquidity Risk

•	Market Risk

•	Non-Diversification Risk

•	Prepayment and Extension Risk

•	Quantitative Model Risk

•	Risks of Foreign/Emerging Markets Investing

•	Sector Risk

•	Shorting Risk

•	Sovereign Debt Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2000.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the Investment Manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

94p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Global Inflation Protected Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade, by a third party rating agency or, if unrated, deemed to be of comparable quality by Columbia Management Investment Advisers, LLC (the Investment Manager). Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Investment Manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

In pursuit of the Fund’s objective, the Investment Manager makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

•

Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity.

•	Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

•

The Fund will target an average portfolio duration within a range of plus or minus 30% of the duration of a blended index comprised of 50% of the Barclays World Government Inflation-Linked Bond Index (excluding U.S., fully hedged to the U.S. dollar) and 50% of the Barclays U.S. Government Inflation-Linked Bond Index which was 9.30 years as of March 31, 2012.

Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

The Investment Manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The Fund may invest in derivatives such as futures and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	95p

Columbia VP – Global Inflation Protected Securities Fund

•	Derivatives Risk — Forward Foreign Currency Contracts

•	Derivatives Risk — Futures Contracts

•	Foreign Currency Risk

•	Inflation Protected Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Market Risk

•	Non-Diversification Risk

•	Prepayment and Extension Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Sovereign Debt Risk

•	U.S. Government Obligations Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2005.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the Investment Manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

Vishal Khanduja, CFA, Portfolio Manager

•	Managed the Fund since October 2010.

•	Sector Manager of the Global Rates and Currency Sector Team.

•	Joined the Investment Manager in 2008.

•	Began investment career in 2005.

•	BS — Electrical Engineering, VJTI Mumbai — India; MBA, University of Iowa.

Hong Ho, CFA, Portfolio Manager

•	Managed the Fund since October 2010.

•	Sector Manager of the Global Rates and Currency Sector Team.

•	Joined the Investment Manager in 1995.

•	Began investment career in 1995.

•	BA, Carleton College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

96p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – High Yield Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Columbia Management Investment Advisers, LLC (the Investment Manager). Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

In pursuit of the Fund’s objectives, the Investment Manager chooses investments using:

•	Rigorous, in-house credit research using a proprietary risk and relative value rating system with the goal of generating strong risk-adjusted returns.

•	A process focused on identifying issuers with improving credit quality characterized by several factors including:

•	stable and strengthening cash flows,

•	the ability to de-leverage through free cash flow,

•	asset valuations supporting debt,

•	strong management,

•	strong and sustainable market positioning, and

•	access to capital.

•	A top down assessment of broad economic and market conditions to determine quality and industry weightings.

Additionally, for bank loans, the Investment Manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, considerations by the Investment Manager include but are not limited to:

•	Deterioration in the issuer’s results relative to analyst expectations,

•	Inability of the issuer to de-leverage,

•	Reduced asset coverage for the issuer,

•	Deterioration in the issuer’s competitive position,

•	Reduced access to capital for the issuer,

•	Changes in the issuer’s management,

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	97p

Columbia VP – High Yield Bond Fund

•	The Investment Manager’s price target for the security has been achieved, and

•	The Investment Manager’s assessment of the security’s relative upside value is limited.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

•	Highly Leveraged Transactions Risk

•	High-Yield Securities Risk

•	Impairment of Collateral Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Prepayment and Extension Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio managers responsible for the day-to-day management of the Fund are:

Jennifer Ponce de Leon, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Leader of the high yield fixed income sector team since 2003.

•	Joined the Investment Manager in 1997.

•	Began investment career in 1989.

•	MBA, DePaul University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the Investment Manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

98p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Income Opportunities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated, securities determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

In pursuit of the Fund’s objectives the Investment Manager chooses investments using:

•	Rigorous, in-house credit research using a proprietary risk and relative value rating system with the goal of generating strong risk-adjusted returns.

•	A process focused on identifying issuers with improving credit quality characterized by several factors including:

•	stable and strengthening cash flows,

•	the ability to de-leverage through free cash flow,

•	asset valuations supporting debt,

•	strong management,

•	strong and sustainable market positioning, and

•	access to capital.

•	A top down assessment of broad economic and market conditions to determine quality and industry weightings.

Additionally, for bank loans, the Investment Manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, considerations by the Investment Manager include but are not limited to:

•	Deterioration in the issuer’s results relative to analyst expectations,

•	Inability of the issuer to de-leverage,

•	Reduced asset coverage for the issuer,

•	Deterioration in the issuer’s competitive position,

•	Reduced access to capital for the issuer,

•	Changes in the issuer’s management,

•	The Investment Manager’s price target for the security has been achieved, and

•	The Investment Manager’s assessment of the security’s relative upside value is limited.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	99p

Columbia VP – Income Opportunities Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

•	Highly Leveraged Transactions Risk

•	High-Yield Securities Risk

•	Impairment of Collateral Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Prepayment and Extension Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2004.

•	Sector Manager on High Yield Fixed Income Sector Team.

•	Joined the Investment Manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

100p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – International Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets.

Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager.

Threadneedle chooses investments by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives.

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund’s assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle’s regional teams who cover foreign securities are represented.

Using its extensive research, the Fund’s portfolio management team constructs the Fund’s portfolio using the portfolio management team’s ideas and highest convictions.

Stocks are selected by:

•	Evaluating the opportunities and risks within regions and sectors;

•	Assessing valuations; and

•	Evaluating one or more of the following: balance sheets and cash flows, the demand for a company’s products or services, its competitive position, or its management.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with an above-average risk tolerance.

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Geographic Concentration Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign/Emerging Markets Investing

•	Small- and Mid-Cap Company Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	101p

Columbia VP – International Opportunity Fund

PORTFOLIO MANAGEMENT

Subadviser: Columbia Management Investment Advisers, LLC (Columbia Management) contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) (an affiliate of Columbia Management) to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. On June 9, 2011, the Board approved a change in the compensation payable by Columbia Management to Threadneedle for managing the investment of the Fund’s assets. See the SAI for more information. Any future changes to the compensation payable to Threadneedle are likewise subject to the approval of the Board. Threadneedle manages the Fund’s assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Portfolio Managers. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

•	Head of managed funds.

•	Managed the Fund since 2003.

•	Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

•	Began investment career in 1980.

•	MA, Oxford University.

Esther Perkins, CFA, Deputy Portfolio Manager

•	Head of EAFE Equities.

•	Deputy managed the Fund since 2008.

•	Joined Threadneedle in 2008 as a fund manager.

•	Began investment career in 1998 as an equity trader at Goldman Sachs International, 1998-2003. From 2004-2008, she was an Investment Director at Standard Life Investments, managing global portfolios.

•	BA, Oxford University; MA, University of Pennsylvania; MBA, Wharton Business School.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

102p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Large Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (Index). The market capitalization range of the companies included within the Index was $832 million to $554.36 billion as of March 31, 2012. The market capitalization range of the companies in the Index is subject to change. In addition to its primary investments in large-capitalization companies, the Fund may invest up to 20% of its net assets in small and mid-capitalization companies. Columbia Management Investment Advisers, LLC (the Investment Manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Investment Manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategy. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In selecting individual securities for investment, the Investment Manager looks to identify large companies that it believes display certain characteristics, including but not limited to, one or more of the following:

•	Strong or improving company fundamentals;

•	Strong management;

•	Market earnings expectations are at or below the investment manager’s estimates;

•	Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

•	Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

•	Potential for above-average growth.

The Fund will generally sell a stock when the Investment Manager believes that:

•	The company fundamentals have deteriorated;

•	The company’s catalyst for growth is already reflected in the stock’s price (i.e., the stock is fully valued); or

•	The Investment Manager’s price target has been met.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Portfolio Turnover Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio managers responsible for the day-to-day management of the Fund are:

John T. Wilson, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•

Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	103p

Columbia VP – Large Cap Growth Fund

Peter Deininger, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2002.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

104p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Mid Cap Growth Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the Investment Manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Index (the Index). The market capitalization range of the companies included within the Index was $124 million to $22.72 billion as of March 31, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Investment Manager may select investments for either their short-, medium or long-term prospects.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Mid-Cap Company Risk

•	Quantitative Model Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Special Situations Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	105p

Columbia VP – Mid Cap Growth Opportunity Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

George J. Myers, CFA, Lead Portfolio Manager

•	Managed the Fund since August 2011.

•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2004.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Madison.

Wayne M. Collette, CFA, Portfolio Manager

•	Managed the Fund since August 2011.

•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since March 2001.

•	Began investment career in 1996.

•	MBA, Columbia University.

Lawrence W. Lin, CFA, Portfolio Manager

•	Managed the Fund since August 2011.

•

Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since December 2006. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to April 2006.

•	Began investment career in 1998.

•	BS, University of Southern California.

Brian D. Neigut, Portfolio Manager

•	Managed the Fund since August 2011.

•

Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since February 2007. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006.

•	Began investment career in 1995.

•	BBA, Pacific Lutheran University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

106p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Mid Cap Value Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $124 million to $22.72 billion as of March 31, 2012. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager), chooses equity investments by seeking to:

•

Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

•	Identify companies with growth potential based on:

•	effective management, as demonstrated by overall performance;

•	financial strength; and

•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The security has reached the Investment Manager’s price objective.

•	The company has met the Investment Manager’s earnings and/or growth expectations.

•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Small- and Mid-Cap Company Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

•	Managed the Fund since 2005.

•	Joined the Investment Manager in 1998 as a Senior Security Analyst.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	107p

Columbia VP – Mid Cap Value Opportunity Fund

•	Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

•	Began investment career in 1981.

•	MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

•	Managed the Fund since 2005.

•	Joined the Investment Manager in 2001 as a Security Analyst.

•	Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

•	Managed the Fund since 2006.

•	Joined the Investment Manager in 1995 as a Senior Equity Analyst.

•	Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

•	Began investment career in 1987.

•	MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

108p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – S&P 500 Index Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor’s 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, Columbia Management Investment Advisers, LLC (the Investment Manager), expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The Investment Manager will monitor the performance of the Fund against the Index and will adjust the Fund’s holdings, as necessary, to minimize tracking error. In the event a correlation of 0.95 or better is not achieved, the Fund’s Board of Trustees (Board) will consider alternative arrangements.

The Fund may change its target Index for a different index if the current Index is discontinued or if the Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current Index. The substitute index will measure the same general segment of the market as the current Index.

Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The security continues to be included in the S&P 500.

•	Corporate actions have affected the company’s security (such as corporate reorganizations, mergers or acquisitions).

•	A company’s market weighting otherwise changes with respect to the S&P 500.

•	Timing of cash flows in and out of the Fund requires the Investment Manager to sell a security.

For more information on investment strategies and the S&P 500, please refer to the SAI. “Standard & Poor’s®”, “S&P”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s or any of its subsidiaries or affiliates (the “Licensors”) and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Indexing Risk

•	Market Risk

•	Sector Risk

•	Tracking Error Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	109p

Columbia VP – S&P 500 Index Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alfred F. Alley III, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•

Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Vadim Shteyn, Portfolio Manager

•	Managed the Fund since August 2011.

•	Joined the Investment Manager in 2006 as an investment professional.

•	Began investment career in 2006.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

110p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Select Large-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses a bottom-up stock selection approach. This means that the Investment Manager concentrates on individual company fundamentals, rather than on a particular industry.

In selecting investments, the Investment Manager seeks to identify value companies that it believes display certain characteristics, including, but not limited to, one or more of the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist;

•	a positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

The Fund generally holds a small number of securities because the Investment Manager believes doing so allows it to adhere to its disciplined value investment approach. The Investment Manager seeks to maintain close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

•	the security has become fully valued;

•	the security’s fundamentals have deteriorated; or

•	ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Focused Portfolio Risk

•	Issuer Risk

•	Market Risk

•	Sector Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

•	Managed the Fund since November 2008.

•

Prior to the Investment Manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in November 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	111p

Columbia VP – Select Large-Cap Value Fund

•

Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

•	BS, New York University.

Richard S. Rosen, Portfolio Manager

•	Managed the Fund since November 2008.

•	Prior to the Investment Manager’s acquisition of Seligman in November 2008, Mr. Rosen was a Managing Director of Seligman.

•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund although, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

112p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Select Smaller-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000® Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $27 million to $3.62 billion as of March 31, 2012. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses a bottom-up stock selection approach. This means that the Investment Manager concentrates on individual company fundamentals, rather than on a particular industry.

In selecting investments, the Investment Manager seeks to identify value companies that it believes display certain characteristics, including, but not limited to, one or more of the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist;

•	positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

The Fund generally holds a small number of securities because the Investment Manager believes doing so allows it to adhere to its disciplined value investment approach. The Investment Manager seeks to maintain close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the Investment Manager considers whether:

•	the security has become fully valued;

•	the security’s fundamentals have deteriorated; or

•	ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Focused Portfolio Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Small-Cap Company Risk

•	Value Securities Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	113p

Columbia VP – Select Smaller-Cap Value Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

•	Managed the Fund since December 2008.

•

Prior to the Investment Manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in November 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

•

Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

•	BS, New York University.

Richard S. Rosen, Portfolio Manager

•	Managed the Fund since December 2008.

•	Prior to the Investment Manager’s acquisition of Seligman in November 2008, Mr. Rosen was a Managing Director of Seligman.

•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund although, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

114p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Short Duration U.S. Government Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. Government, or its agencies or instrumentalities. Shareholders will be given at least 60 days’ written notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. Government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. Government, its agencies or instrumentalities, as well as securities denominated in currencies other than the U.S. dollar.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by:

•	Reviewing credit characteristics and the interest rate outlook.

•

Identifying and buying securities that are high quality or have similar qualities, in the Investment Manager’s opinion, even though they are not rated or have been given a lower rating by a rating agency.

Under normal market conditions, the Fund will seek to maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The investment manager wishes to lock-in profits.

•	Changes are anticipated in the interest rate or economic outlook.

•	A more attractive opportunity exists.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Derivatives Risk — Forward Contracts

•	Derivatives Risk — Futures Contracts

•	Interest Rate Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Prepayment and Extension Risk

•	U.S. Government Obligations Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	115p

Columbia VP – Short Duration U.S. Government Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Leonard A. Aplet, CFA, Portfolio Manager

•	Managed the Fund since October 2010.

•	Managing Director and head of short duration fixed-income for the Investment Manager.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia

Management Group or its predecessors in 1987.

•	Began investment career in 1978.

•	BS, Oregon State; MBA — Finance, University of California at Berkeley.

Gregory S. Liechty, Portfolio Manager

•	Managed the Fund since October 2010.

•	Director and Senior Fixed-Income Portfolio Manager for the Investment Manager.

•	MBS/ABS sector leader for the Investment Manager’s short duration strategy and member of the structured assets portfolio management team.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia

Management Group or its predecessors in 2005.

•	Began investment career in 1995.

•	BA and MBA, University of North Florida.

Ronald B. Stahl, CFA, Portfolio Manager

•	Managed the Fund since October 2010.

•	Corporate sector leader for the Investment Manager’s short duration strategy and member of the investment grade corporate portfolio management team.

•	Joined the Investment Manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1998.

•	Began investment career in 1998.

•	BS, Oregon State University; MBA, Portland State University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

116p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Davis New York Venture Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Davis Selected Advisers, L.P. (Davis or the Subadviser), which provides day-to-day portfolio management of the Fund.

Over the years, Davis has developed a list of characteristics that the portfolio managers believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate, in its view, a majority or an appropriate mix of these characteristics:

•	Proven track record

•	Significant alignment of interests in business

•	Intelligent application of capital

•	Strong balance sheet

•	Low cost structure

•	High returns on capital

•	Non-obsolescent products/services

•	Dominant or growing market share

•	Global presence and brand names

After determining which companies the Subadviser wishes to own, it then turns its analysis to determining the intrinsic value of those companies’ common stock. The Subadviser seeks to identify common stocks which can be purchased at attractive valuations relative to their intrinsic value. The Subadviser’s goal is to invest in companies for the long term. It considers selling a stock if it believes the stock’s market price exceeds its estimate of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Value Securities Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	117p

VP – Davis New York Venture Fund

PORTFOLIO MANAGEMENT

Columbia Management Investment Advisers, LLC (Columbia Management) selects, contracts with and compensates the Subadviser to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of the Subadviser with the investment objective and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board.

Subadviser: Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.

The portfolio managers responsible for the day-to-day management of the Fund are:

•

Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

•

Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for the Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

118p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Goldman Sachs Mid Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Value Index (the Index). As of March 31, 2012, the capitalization range of the Index was between $124 million and $22.72 billion. The market capitalization range and the composition of the Index are subject to change. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalization outside the range of the companies constituting the Index, at the time of investment, and in fixed income securities, such as government, corporate and bank debt obligations. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser), which provides day-to-day portfolio management of the Fund.

GSAM

In constructing the Fund’s portfolio, GSAM seeks to identify quality businesses selling at compelling (conservative) valuations through intensive, firsthand fundamental research. GSAM believes that businesses represent compelling value when:

•	Market uncertainty exists.

•	Their economic value is not recognized by the market.

GSAM believes that quality businesses have:

•	Sustainable operating or competitive advantage.

•	Excellent stewardship of capital.

•	Capability to earn above their cost of capital.

•	Strong or improving balance sheets and cash flows.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Mid-Cap Company Risk

•	Risks of Foreign/Emerging Markets Investing

•	Sector Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Columbia Management Investment Advisers, LLC (Columbia Management) selects, contracts with and compensates the Subadviser to manage the investments of the Fund’s assets. Columbia Management monitors the compliance of the Subadviser with the investment objective and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	119p

VP – Goldman Sachs Mid Cap Value Fund

Subadviser: GSAM, which has served as subadviser to the Fund since February 2010, is located at 200 West Street, New York, New York 10282. GSAM, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. The portfolio managers responsible for the day-to-day management of the Fund are:

Sean Gallagher, Managing Director, US Value Equity Co-CIO, Portfolio Manager

•	Managed the Fund since February 2010.

•

Mr. Gallagher is Co-CIO and portfolio manager of the U.S. Value Equity Team, where he oversees the portfolio management and investment research efforts for the firm’s US value equity accounts. Mr. Gallagher has been a member of the US Value Equity team since 2000. Prior to joining Goldman Sachs, he spent six years as a research analyst at Merrill Lynch Asset Management focusing on technology, telecomm and REITs.

•	Joined GSAM in 2000.

•	Began investment career in 1993.

•	BS, Drexel University; MBA, Stern School of Business at New York University.

Andrew Braun, Managing Director, US Value Equity Co-CIO, Portfolio Manager

•	Managed the Fund since February 2010.

•

Mr. Braun is Co-CIO and portfolio manager of the U.S. Value Equity Team, where he oversees the portfolio management and investment research efforts for the firm’s US value equity accounts. Mr. Braun has been a member of the US Value Equity team since 1997. He currently has research responsibility for banks, specialty finance and broker dealers. He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs. Prior to joining the firm, Mr. Braun worked in the corporate finance department at Dillon Read.

•	Joined GSAM in 1993.

•	Began investment career in 1991.

•	BA, Harvard University; MBA, Stern School of Business at New York University.

Dolores Bamford, CFA, Managing Director, Portfolio Manager

•	Managed the Fund since February 2010.

•

Ms. Bamford is a Portfolio Manager for the U.S. Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s mid cap value Strategy. She also has responsibilities for overseeing portfolio construction and research for the Fundamental Equity sustainable strategies. Prior to her arrival at Goldman Sachs, Ms. Bamford was a portfolio manager at Putnam Investments for Value products since 1992. Prior to business school, Ms. Bamford started her career as a Research Analyst at Fidelity Investments.

•	Joined GSAM in 2002.

•	Began investment career in 1989.

•	BA, Wellesley College; MS, MIT Sloan School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

120p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Partners Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small capitalization companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment by the Fund, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (Index). The market capitalization range of the companies included within the Index was $38 million to $3.18 billion as of March 31, 2012. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest in any type of securities including common stocks and Depository Receipts. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investments, L.P. (Turner) (collectively, the Subadvisers), which provide day-to-day management for the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

Although this strategy seeks to identify companies with market capitalizations in the range of the Index, the Fund may hold or buy stock in a company that is not included in the Index.

Barrow Hanley

Barrow Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks of companies in which the value of the underlying business is believed to be significantly greater than the market price. This difference in the valuation is referred to as a “value gap.” The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.

Barrow Hanley screens the universe of roughly 1,500 companies that possess characteristics desired by Barrow Hanley. The result is a “Prospect List” of approximately 150 companies on which the Barrow Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow Hanley’s qualitative analysis. The assumptions and forecasts developed by Barrow Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process — the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow Hanley will construct its portion of the Fund’s portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35-45 stocks with an average weighting of 3% to 5%.

Denver Investments

Denver Investments’ investment strategy is based on three factors: 1) positive free cash flow and an attractive valuation relative to free cash flow; 2) effective use by management of free cash flow; and 3) a dividend-paying emphasis. Free cash flow is the cash available for the company to create value for shareholders after all cash expenses, taxes and maintenance capital investments are made. The style employs a quantitative model to identify opportunities in the investment universe; however, the process emphasizes independent fundamental research and modeling to analyze securities.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	121p

VP – Partners Small Cap Value Fund

The initial universe consists of dividend-paying public companies within the market capitalization range of the Russell 2000 Value Index. Denver Investments screens this universe with a proprietary, sector-based multi-factor model. The screen aims to identify stocks that are not only inexpensive, but also have fundamentals (revenues, margins, and asset turnover) that are showing early signs of improvement. The most attractively ranked stocks are candidates for fundamental analysis. Denver Investments uses independent fundamental research to identify companies where it believes the early fundamental improvement in free cash flow is sustainable and not yet recognized by the market. The proprietary fundamental model uses three separate approaches to establish intrinsic value: 1) discounted free cash flow analysis; 2) returns-based peer analysis; and 3) cash flow returns and reinvestment opportunities. The greatest weight is placed on the free cash flow valuation. In general, stocks with more potential upside based on the estimated intrinsic value are given higher weight.

There are four reasons Denver Investments will sell a stock:

•	Estimate of intrinsic value is reached;

•	Changes in fundamentals violate original investment thesis;

•	More attractive investment ideas are developed; and/or

•	Stock appreciates out of our market-cap parameters.

Donald Smith

Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith will generally sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

River Road

River Road selects stocks one at a time based on that stock’s individual, fundamental merits. River Road’s security analysis is conducted in-house using dynamic and systematic research and focuses on identifying the most attractive companies that best meet River Road’s five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessed absolute value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, and value enhancing actions. The fourth characteristic is financial strength. River Road seeks companies with an attractive balance sheet and free cash flow. The fifth characteristic River Road looks for is companies with limited Wall Street analyst coverage that are undiscovered, under-followed, or misunderstood.

There are three general circumstances in which River Road will sell a security:

•	Position size exceeds risk management guidelines (achieves its price target or becomes too large in the portfolio);

•	Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road’s expectations within an acceptable level of risk); and

•	Unacceptable losses accumulate.

Turner

Turner believes that consistent out-performance relative to stated benchmark over a full market cycle may be best achieved by identifying the characteristics that are consistently predictive of future price out-performance by sector, and by investing in companies that exhibit these predictive characteristics. Turner’s investment process involves the use of four steps to evaluate stocks for investment or continued ownership.

•	Turner uses a proprietary quantitative model to evaluate various factors and identify those that have been predictive of future price performance during the previous three years by economic sector.

•	Turner then ranks all companies in the universe relative to one another based on the predictive characteristics by sector.

122p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Partners Small Cap Value Fund

•	Next, a diversified portfolio of the best ranked companies is constructed by utilizing proprietary portfolio optimization and diversification tools.

•	The portfolio is rebalanced regularly using program trades that minimize “implementation shortfall” at a minimum cost.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Multi-Adviser Risk

•	Quantitative Model Risk

•	Risks of Foreign Investing

•	Small-Cap Company Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Subadvisers:

Barrow Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow Hanley, subject to the supervision of Columbia Management Investment Advisers, LLC (Columbia Management), provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Barrow Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies.

Denver Investments, which has served as Subadviser to the Fund since July 2007, is located at 1225 17th Street, 26th Floor, Denver, Colorado. Denver Investments, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management. The research analysts on the Small-Cap Value team listed below are responsible for the day-to-day management of the portion of the Fund allocated to Denver Investments. These individuals are further supported by dedicated research analysts who all may recommend purchase and sell decisions for the Fund. Every new investment is presented to the Small-Cap Value team, which reviews investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The Small-Cap Value Team typically seeks to reach consensus on all investment decisions.

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in.

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management.

Turner, which has served as Subadviser to the Fund since June 2008, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	123p

VP – Partners Small Cap Value Fund

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Barrow Hanley are:

•

James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow Hanley in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow Hanley’s Small Cap Value Equity strategy and has 40 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

•

John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow Hanley in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow Hanley’s Small Cap Value Equity strategy and has 36 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Denver Investments are:

•

Kris Herrick, CFA, Partner, Director of Value Research, Portfolio Manager. Mr. Herrick joined Denver Investments’ Value team in 2000. His investment career began in 1997. Prior to joining Denver Investments, Mr. Herrick worked as an analyst with Jurika and Voyles. He earned both a B.A. and a B.S. from the University of Northern Colorado. Mr. Herrick holds the Chartered Financial Analyst designation and is a member of the CFA Society of Colorado.

•

Troy Dayton, CFA, Partner, Portfolio Manager, Analyst. Mr. Dayton joined Denver Investment as a Research Analyst with the Value team in 2002. His investment career began in 1996. Prior to joining the firm, he was an Equity Research Analyst with Jurika and Voyles, as well as an Analyst at Dresdner RCM Global Investors. He also worked as a Trading Support Officer for Citibank’s Global Asset Management Department in London, England.    Mr. Dayton earned his B.S. degree from Colorado State University. Mr. Dayton holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

•

Mark Adelmann, CFA, C.P.A., Partner, Portfolio Manager, Analyst. Mr. Adelmann joined the Value team in 1995. His professional career began in 1979. Prior to joining Denver Investments, Mr. Adelmann worked with Deloitte & Touche for 14 years in auditing and financial reporting. He received his B.S. from Oral Roberts University and is a Certified Public Accountant. Mr. Adelmann holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

•

Derek Anguilm, CFA, Partner, Portfolio Manager, Analyst. Mr. Anguilm joined Denver Investments in 2000. His investment career began in 1999. Prior to joining Denver Investments, he was a research assistant at EVEREN Securities. Mr. Anguilm earned a B.S. in Finance at Metropolitan State College of Denver. Mr. Anguilm holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

•

Lisa Z. Ramirez, CFA, Partner, Portfolio Manager, Analyst. Ms. Ramirez started with Denver Investments as a Portfolio Administrator in 1993. She then became an analyst on the Mid-Cap Growth team in 1997 and joined the Value team in 2005. She received a BS from the University of Colorado at Denver and MBA from Regis University. Ms. Ramirez holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Donald Smith are:

•

Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

•

Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

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VP – Partners Small Cap Value Fund

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by River Road are:

•

James C. Shircliff, CFA, Chief Investment Officer. Mr. Shircliff serves as Chief Investment Officer for all of River Road’s strategies. Additionally, Mr. Shircliff serves as lead portfolio manager for River Road’s Small Cap Value and Small-Mid Cap Value Portfolios and as portfolio co-manager for River Road’s Dividend All-Cap Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 38 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer’s Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road’s Small Cap Value and Dividend All-Cap Value Portfolios. Mr. Shircliff earned the Chartered Financial Analyst designation (CFA) in 1978 and received his BS in finance from the University of Louisville.

•

R. Andrew Beck, Chief Executive Officer, President, Senior Portfolio Manager. Mr. Beck serves as Chief Executive Officer and President of River Road where he is responsible for managing the firm’s day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road’s Small Cap Value and Small-Mid Cap Value Portfolios. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

•

J. Justin Akin, Portfolio Manager. Mr. Akin serves as Portfolio Manager for River Road’s Small Cap Value and Small-Mid Cap Value Portfolios. Prior to joining River Road, Mr. Akin worked with the firm’s founders at Commonwealth SMC as Equity Research Analyst for the Small Cap Value and Dividend All-Cap Value Portfolios. Mr. Akin earned a B.S. in Economics from Centre College.

Portfolio Managers. The portfolio manager responsible for the day-to-day portfolio management of the portion of the Fund managed by Turner is:

•

David Kovacs, CFA, Chief Investment Officer — Quantitative Strategies and Lead Manager. David Kovacs is the Chief Investment Officer of quantitative strategies at Turner. Mr. Kovacs developed the quantitative research model that is currently used by the firm. He has worked at Turner since 1998 and has 22 years of investment experience. Prior to joining Turner, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame with a dual major in finance and accounting, which is also where he received his dual major bachelor’s degree in mathematics and computer science. He is a member of CFA Institute and CFA Society of Philadelphia.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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Descriptions of the Principal Risks of Investing in

the Funds

Descriptions of principal risks for certain Funds may be different as shown in the table below based upon differences in the Funds’ principal investment strategies. The following table provides a description of the principal risks of investing in the Funds. For a listing of each of the risks applicable to a Fund, please see the section “More information about the Funds” and then each Fund’s “Principal Risks of Investing in the Fund.”

Risk Type / Fund(s)	Description

Active Management Risk

All Funds except Columbia VP – Cash Management Fund and Columbia VP – S&P 500 Index Fund	The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Active Management Risk

Columbia VP – Cash Management Fund	The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

Allocation Risk

Columbia VP – Balanced Fund	The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Counterparty Risk

Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle held by the Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality.

Credit Risk

Columbia VP – Balanced Fund

Columbia VP – Diversified Bond Fund

Columbia VP – Global Bond Fund

Columbia VP – Global Inflation Protected Securities Fund

Columbia VP – Short Duration U.S. Government Fund

Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Lower quality or unrated securities held by the Fund may present increased credit risk.

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Risk Type / Fund(s)	Description

Credit Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other fixed-income securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.
Credit Risk

Columbia VP – Cash Management Fund	Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk.
Derivatives Risk — Credit Default Swaps

Columbia VP – Diversified Bond Fund	The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

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Risk Type / Fund(s)	Description

Derivatives Risk — Forward Contracts

Columbia VP – Balanced Fund Columbia VP – Short Duration U.S. Government Fund	The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risk.”
Derivatives Risk — Forward Foreign Currency Contracts

Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund	The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) and to increase investment flexibility. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities for coverage purposes in an amount equal to the value of the Fund’s forward foreign currency contracts which may limit the Fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices.

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Risk Type / Fund(s)	Description

Derivatives Risk — Futures Contracts

Columbia VP – Balanced Fund

Columbia VP – Diversified Bond Fund

Columbia VP – Dynamic Equity Fund

Columbia VP – Global Bond Fund

Columbia VP – Global Inflation Protected Securities

Fund

Columbia VP – Short Duration U.S. Government Fund

The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.
Focused Portfolio Risk

Columbia VP – Select Large-Cap Value Fund Columbia VP – Select Smaller-Cap Value Fund	The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.
Foreign Currency Risk

Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund	The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Geographic Concentration Risk

Columbia VP – Emerging Markets Opportunity Fund Columbia VP – Global Bond Fund Columbia VP – International Opportunity Fund	The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic region in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	129p

Risk Type / Fund(s)	Description

Highly Leveraged Transactions Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers upon their credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk

Columbia VP – Balanced Fund Columbia VP – Diversified Bond Fund Columbia VP – Global Bond Fund	Below-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Below-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

High-Yield Securities Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	Below-investment grade loans or other fixed-income securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and repay principal when due than to changes in interest rates. Below-investment grade loans or other debt securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk

Columbia VP – High Yield Bond Columbia VP – Income Opportunities Fund	The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

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Risk Type / Fund(s)	Description

Indexing Risk

Columbia VP – S&P 500 Index Fund	The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Industry Concentration Risk

Columbia VP – Cash Management Fund	Investments that are concentrated in a particular issuer will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Inflation Protected Securities Risk

Columbia VP – Global Inflation Protected Securities Fund	Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk

Columbia VP – Balanced Fund

Columbia VP – Diversified Bond Fund

Columbia VP – Global Bond Fund

Columbia VP – Global Inflation Protected Securities Fund

Columbia VP – Short Duration U.S. Government Fund

Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn, would increase prepayment risk.

Interest Rate Risk

Columbia VP – Cash Management Fund	A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Falling interest rates may result in a decline in the Fund’s income and yield (since the Fund must then invest in lower-yielding fixed-income securities). Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels).

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Risk Type / Fund(s)	Description

Interest Rate Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk

Columbia VP – Balanced Fund

Columbia VP – Diversified Bond Fund

Columbia VP – Diversified Equity Income Fund

Columbia VP – Dynamic Equity Fund

Columbia VP – Emerging Markets Opportunity Fund

Columbia VP – Global Bond Fund

Columbia VP – Global Inflation Protected Securities Fund

Columbia VP – High Yield Bond Fund

Columbia VP – Income Opportunities Fund

Columbia VP – International Opportunity Fund

Columbia VP – Large Cap Growth Fund

Columbia VP – Mid Cap Growth Opportunity Fund

Columbia VP – Mid Cap Value Opportunity Fund

Columbia VP – Select Large-Cap Value Fund

Columbia VP – Select Smaller-Cap Value Fund

VP – Davis New York Venture Fund

VP – Goldman Sachs Mid Cap Value Fund

VP – Partners Small Cap Value Fund

An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.
Leverage Risk

Columbia VP – Global Bond Fund	Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

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Risk Type / Fund(s)	Description

Liquidity Risk

Columbia VP – Balanced Fund Columbia VP – Diversified Bond Fund Columbia VP – Global Bond Fund	Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Liquidity Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Market Risk

Columbia VP – Balanced Fund

Columbia VP – Diversified Bond Fund

Columbia VP – Diversified Equity Income Fund

Columbia VP – Dynamic Equity Fund

Columbia VP – Emerging Markets Opportunity Fund

Columbia VP – Global Bond Fund

Columbia VP – Global Inflation Protected Securities Fund

Columbia VP – High Yield Bond Fund

Columbia VP – Income Opportunities Fund

Columbia VP – International Opportunity Fund

Columbia VP – Large Cap Growth Fund

Columbia VP – Mid Cap Growth Opportunity Fund

Columbia VP – Mid Cap Value Opportunity Fund

Columbia VP – S&P 500 Index Fund

Columbia VP – Select Large-Cap Value Fund

Columbia VP – Select Smaller-Cap Value Fund

Columbia VP – Short Duration U.S. Government Fund

VP – Davis New York Venture Fund

VP – Goldman Sachs Mid Cap Value Fund

VP – Partners Small Cap Value Fund

The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	133p

Risk Type / Fund(s)	Description

Mid-Cap Company Risk

Columbia VP – Mid Cap Growth Opportunity Fund VP – Goldman Sachs Mid Cap Value Fund	Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies. Securities of mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger-cap companies.

Mortgage-Related and Other Asset-Backed Risk

Columbia VP – Balanced Fund Columbia VP – Diversified Bond Fund Columbia VP – Short Duration U.S. Government Fund	Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Multi-Adviser Risk

VP – Partners Small Cap Value Fund	The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Non-Diversification Risk

Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund	The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Turnover Risk

Columbia VP – Diversified Bond Fund Columbia VP – Emerging Markets Opportunity Fund Columbia VP – Large Cap Growth Fund	The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.

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Risk Type / Fund(s)	Description

Prepayment and Extension Risk

Columbia VP – Balanced Fund

Columbia VP – Diversified Bond Fund

Columbia VP – Global Bond Fund

Columbia VP – Global Inflation Protected Securities Fund

Columbia VP – High Yield Bond Fund

Columbia VP – Income Opportunities Fund

Columbia VP – Short Duration U.S. Government Fund

Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk

Columbia VP – Dynamic Equity Fund Columbia VP – Global Bond Fund Columbia VP – Mid Cap Growth Opportunity Fund VP – Partners Small Cap Value Fund	Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Redemption Risk

Columbia VP – Cash Management Fund	The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Regulatory Risk

Columbia VP – Cash Management Fund

Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the Securities and Exchange Commission (SEC) has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	135p

Risk Type / Fund(s)	Description

Reinvestment Risk

Columbia VP – Cash Management Fund	Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Reinvestment Risk

Columbia VP – Balanced Fund	Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

Risks of Foreign Investing

Columbia VP – Balanced Fund

Columbia VP – Diversified Equity Income Fund

Columbia VP – Global Inflation Protected Securities Fund

Columbia VP – High Yield Bond Fund

Columbia VP – Income Opportunities Fund

Columbia VP – Large Cap Growth Fund

Columbia VP – Mid Cap Growth Opportunity Fund

Columbia VP – Mid Cap Value Opportunity Fund

Columbia VP – Select Smaller-Cap Value Fund

VP – Davis New York Venture Fund

VP – Partners Small Cap Value Fund

Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

136p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Risk Type / Fund(s)	Description

Risks of Foreign/Emerging Markets Investing

Columbia VP – Diversified Bond Fund

Columbia VP – Emerging Markets Opportunity Fund

Columbia VP – Global Bond Fund

Columbia VP – International Opportunity Fund

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, social, economic, and other conditions or events occuring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	137p

Risk Type / Fund(s)	Description

Sector Risk

VP – Davis New York Venture Fund	The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (4) the risk that the financial services sector has become increasingly competitive; and (5) the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses, for example subprime loans.

Sector Risk

Columbia VP – Diversified Equity Income Fund

Columbia VP – Large Cap Growth Fund

Columbia VP – Mid Cap Growth Opportunity Fund

Columbia VP – Mid Cap Value Opportunity Fund

Columbia VP – S&P 500 Index Fund

Columbia VP – Select Large-Cap Value Fund

Columbia VP – Select Smaller-Cap Value Fund

VP –  Goldman Sachs Mid Cap Value Fund

By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sector Risk

Columbia VP – Emerging Markets Opportunity Fund Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund	Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Shorting Risk

Columbia VP – Global Bond Fund	The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns.

138p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Risk Type / Fund(s)	Description

Small- and Mid-Cap Company Risk

Columbia VP – Dynamic Equity Fund

Columbia VP – Emerging Markets Opportunity Fund

Columbia VP – International Opportunity Fund

Columbia VP – Large Cap Growth Fund

Columbia VP – Mid Cap Value Opportunity Fund

Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies. Securities of small- and mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger-cap companies.

Small-Cap Company Risk

Columbia VP – Select Smaller-Cap Value Fund VP – Partners Small Cap Value Fund	Investments in small-capitalization (small-cap) companies often involve greater risks than investments in larger, more established companies because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies. Securities of small-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger-cap companies.

Sovereign Debt Risk

Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund	A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness. The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	139p

Risk Type / Fund(s)	Description

Special Situations Risk

Columbia VP – Mid Cap Growth Opportunity Fund	Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Tracking Error Risk

Columbia VP – S&P 500 Index Fund	The Fund will not track the index perfectly because differences between the index and the Fund’s portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund’s performance is affected by factors such as the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.
U.S. Government Obligations Risk

Columbia VP – Cash Management Fund Columbia VP – Diversified Bond Fund Columbia VP – Global Inflation Protected Securities Fund Columbia VP – Short Duration U.S. Government Fund

While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change.

140p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Risk Type / Fund(s)	Description

Value Securities Risk

Columbia VP – Diversified Equity Income Fund

Columbia VP – Mid Cap Value Opportunity Fund

Columbia VP – Select Large-Cap Value Fund

Columbia VP – Select Smaller-Cap Value Fund

VP – Davis New York Venture Fund

VP – Goldman Sachs Mid Cap Value Fund

VP – Partners Small Cap Value Fund

Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	141p

MORE ABOUT ANNUAL FUND OPERATING EXPENSES AND PAST PERFORMANCE

The following information is presented in addition to, and should be read in conjunction with, the information that appears in each Fund’s Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses shown in each Fund’s “Fees and Expenses of the Fund” section of this prospectus are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or later, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in each Fund’s Annual Fund Operating Expenses table.

The commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses as described below) through April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the amounts shown below:

Fund	Class 1	Class 2	Class 3
Columbia Variable Portfolio – Balanced Fund	N/A	N/A	0.789%
Columbia Variable Portfolio – Cash Management Fund	0.46%	0.71%	0.585%
Columbia Variable Portfolio – Diversified Bond Fund	0.59%	0.84%	0.715%
Columbia Variable Portfolio – Diversified Equity Income Fund	0.76%	1.01%	0.885%
Columbia Variable Portfolio – Dynamic Equity Fund	0.82%	1.07%	0.945%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1.26%	1.51%	1.385%
Columbia Variable Portfolio – Global Bond Fund	0.75%	1.00%	0.875%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.60%	0.85%	0.725%
Columbia Variable Portfolio – High Yield Bond Fund	0.72%	0.97%	0.845%
Columbia Variable Portfolio – Income Opportunities Fund	0.71%	0.96%	0.835%
Columbia Variable Portfolio – International Opportunity Fund	1.00%	1.25%	1.125%
Columbia Variable Portfolio – Large Cap Growth Fund	0.79%	1.04%	0.915%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.88%	1.13%	1.005%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	0.90%	1.15%	1.025%
Columbia Variable Portfolio – S&P 500 Index Fund	0.41%	0.66%	0.535%
Columbia Variable Portfolio – Select Large - Cap Value Fund	0.80%	1.05%	0.925%
Columbia Variable Portfolio – Select Smaller - Cap Value Fund	0.93%	1.18%	1.055%
Columbia Variable Portfolio – Short Duration U.S. Government Fund	0.59%	0.84%	0.715%
Variable Portfolio – Davis New York Venture Fund	0.78%	1.03%	0.905%
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	0.86%	1.11%	0.985%
Variable Portfolio – Partners Small Cap Value Fund	0.91%	1.16%	1.035%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs)), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effect of fee waivers and/or expense reimbursements on Past Performance. The Fund’s returns shown in each Fund’s “Past Performance” section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers and/or expense reimbursements, the Fund’s returns would have been lower.

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OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal investment strategies including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. Certain ETFs are designed to replicate the price and yield of a specified market index. The share price of these ETFs may not track their specified market index and may trade below net asset value. These ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed (i.e., they do not track an index), which indirectly subjects the Fund to active management risk of the ETF. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, Funds that do not include the use of derivatives as part of their principal investment strategy may use such instruments to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase investment flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

For more information on strategies and the risks of such strategies, including derivative instruments that a Fund may use, see the Funds’ Statement of Additional Information (SAI). For more information on the Funds’ holdings, see the Fund’s annual and semiannual reports.

Investing Defensively. The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. See above for more information on the risks of investing in derivatives. The Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also “Investing in Money Market Funds” under the section “Additional Management Information” for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	143p

Lending of Portfolio Securities. The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value of or return on its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports.

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Funds’ securities transactions are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Funds for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Funds’ purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed when Fund shares are held in a taxable account. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance. The Funds’ historical portfolio turnover rates, which measure how frequently a Fund buys and sells investments, are shown in the “Financial Highlights.”

Change in Subadviser(s). From time to time, the Investment Manager may add or change unaffiliated subadvisers. See “Fund Management and Compensation, Investment Manager.” The date the current Subadviser(s) began serving the Fund is set forth under “Portfolio Management”. When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the “Financial Highlights” applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under “Portfolio Turnover.”

Directed Brokerage. The Board has adopted a policy prohibiting the Investment Manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), 225 Franklin Street, Boston, MA 02110, is the investment manager to the Funds and various other funds, including other Columbia-branded funds (the Columbia Funds) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Columbia Funds, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

144p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Each Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement) the fee rate based on each Fund’s average daily net assets is as follows:

Fund	Management fee for the fiscal year ended December 31, 2011

Columbia VP – Balanced Fund*	0.61% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.01% for the most recent fiscal year.

Columbia VP – Cash Management Fund	0.33%
Columbia VP – Diversified Bond Fund	0.42%
Columbia VP – Diversified Equity Income Fund*	0.60% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.03% for the most recent fiscal year.
Columbia VP – Dynamic Equity Fund*	0.69% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.05% for the most recent fiscal year.
Columbia VP – Emerging Markets Opportunity Fund*	1.07% including an adjustment under the terms of a performance incentive arrangement that was 0.00% for the most recent fiscal year.
Columbia VP – Global Bond Fund	0.59%
Columbia VP – Global Inflation Protected Securities Fund	0.42%
Columbia VP – High Yield Bond Fund	0.58%
Columbia VP – Income Opportunities Fund	0.58%
Columbia VP – International Opportunity Fund*	0.83% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.04% for the most recent fiscal year.
Columbia VP – Large Cap Growth Fund*	0.70% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.02% for the most recent fiscal year.
Columbia VP – Mid Cap Growth Opportunity Fund*	0.73% including an adjustment under the terms of a performance incentive arrangement that decreased the management fee by 0.01% for the most recent fiscal year.
Columbia VP – Mid Cap Value Opportunity Fund*	0.74% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.01% for the most recent fiscal year.
Columbia VP – S&P 500 Index Fund	0.14%
Columbia VP – Select Large-Cap Value Fund*	0.71% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.02% for the most recent fiscal year.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	145p

Fund	Management fee for the fiscal year ended December 31, 2011
Columbia VP – Select Smaller-Cap Value Fund*	0.80% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.01% for the most recent fiscal year.
Columbia VP – Short Duration U.S. Government Fund	0.40%
VP – Davis New York Venture Fund*	0.69% including an adjustment under the terms of a performance incentive arrangement that decreased the management fee by 0.02% for the most recent fiscal year.
VP – Goldman Sachs Mid Cap Value Fund*	0.77% including an adjustment under the terms of a performance incentive arrangement that was 0.00% for the most recent fiscal year.
VP – Partners Small Cap Value Fund*	0.88% including an adjustment under the terms of a performance incentive arrangement that decreased the management fee by 0.03% for the most recent fiscal year.

*

The performance incentive adjustment to the investment management services fee for the Fund was computed by comparing the Fund’s performance to the performance of an index of comparable funds published by Lipper, Inc. For Columbia VP – Diversified Equity Income Fund, Columbia VP – Dynamic Equity Fund, Columbia VP – Emerging Markets Opportunity Fund, Columbia VP – International Opportunity Fund, Columbia VP – Large Cap Growth Fund, Columbia VP – Mid Cap Growth Opportunity Fund, Columbia VP – Mid Cap Value Opportunity Fund, Columbia VP  – Select Large-Cap Value Fund, Columbia VP – Select Smaller-Cap Value Fund, VP – Davis New York Venture Fund, VP – Goldman Sachs Mid Cap Value Fund and VP – Partners Small Cap Value Fund the maximum adjustment (increase or decrease) was 0.12% of the Fund’s average net assets on an annual basis and for Columbia VP – Balanced Fund the maximum adjustment (increase or decrease) was 0.08% of the Fund’s average net assets on an annual basis. The corresponding Lipper Index against which the Fund’s performance was measured for purposes of the performance incentive adjustment is shown in the table below.

Fund	Lipper Index

Columbia VP – Balanced Fund	Lipper Balanced Funds Index

Columbia VP – Diversified Equity Income Fund	Lipper Equity Income Funds Index
Columbia VP – Dynamic Equity Fund	Lipper Large-Cap Core Funds Index
Columbia VP – Emerging Markets Opportunity Fund	Lipper Emerging Markets Funds Index
Columbia VP – International Opportunity Fund	Lipper International Large-Cap Core Funds Index
Columbia VP – Large Cap Growth Fund	Lipper Large-Cap Growth Funds Index
Columbia VP – Mid Cap Growth Opportunity Fund	Lipper Mid-Cap Growth Funds Index
Columbia VP – Mid Cap Value Opportunity Fund	Lipper Mid-Cap Value Funds Index
Columbia VP – Select Large-Cap Value Fund	Lipper Large-Cap Value Funds Index
Columbia VP – Select Smaller-Cap Value Fund	Lipper Small-Cap Core Funds Index
VP – Davis New York Venture Fund	Lipper Large-Cap Core Funds Index

VP – Goldman Sachs Mid Cap Value Fund	Lipper Mid-Cap Value Funds Index
VP – Partners Small Cap Value Fund	Lipper Small-Cap Value Funds Index

Under the IMS Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses.

A new investment management services agreement (new IMS Agreement) with Columbia Management was approved by the Fund’s Board in September 2010 and by Fund shareholders at a Joint Special Meeting of Shareholders held on February 15, 2011 in connection with various initiatives to achieve consistent investment management service and fee structures across all Columbia Funds. For certain Funds the new IMS Agreement includes changes to the investment advisory fee rates payable to Columbia

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Management and/or the elimination of the performance incentive adjustment (PIA). The table below outlines the applicable Funds with fee structure changes and the timing of such changes:

Fund	New IMS Fee Schedule (as a % of average daily net assets)	PIA Eliminated	Date of change

Columbia VP – Balanced Fund	declines from 0.660% to 0.490% as net assets increase	X	April 30, 2011

Columbia VP – Diversified Bond Fund	declines from 0.430% to 0.300% as net assets increase	N/A	April 30, 2011
Columbia VP – Diversified Equity Income Fund	declines from 0.660% to 0.490% as net assets increase	X	April 30, 2011
Columbia VP – Dynamic Equity Fund	declines from 0.710% to 0.540% as net assets increase	X	April 30, 2011
Columbia VP – Emerging Markets Opportunity Fund	N/A	X	April 30, 2011
Columbia VP – Global Bond Fund	declines from 0.570% to 0.470% as net assets increase*	N/A	April 30, 2011

Columbia VP – High Yield Bond Fund	declines from 0.590% to 0.360% as net assets increase*	N/A	April 30, 2011
Columbia VP – Income Opportunities Fund	declines from 0.590% to 0.360% as net assets increase*	N/A	April 30, 2011
Columbia VP – International Opportunity Fund	declines from 0.800% to 0.570% as net assets increase*	X	April 30, 2011
Columbia VP – Large Cap Growth Fund	declines from 0.710% to 0.540% as net assets increase	X	April 30, 2011
Columbia VP – Mid Cap Growth Opportunity Fund	declines from 0.760% to 0.620% as net assets increase	X	April 1, 2011

Columbia VP – Mid Cap Value Opportunity Fund	declines from 0.760% to 0.620% as net assets increase	X	April 30, 2011
Columbia VP – S&P 500 Index Fund	0.10%*	N/A	April 30, 2011
Columbia VP – Select Large-Cap Value Fund	declines from 0.710% to 0.540% as net assets increase	X	March 1, 2011
Columbia VP – Select Smaller-Cap Value Fund	declines from 0.790% to 0.700% as net assets increase	X	March 1, 2011
Columbia VP – Short Duration U.S. Government Fund	declines from 0.360% to 0.240% as net assets increase*	N/A	April 30, 2011
VP – Davis New York Venture Fund	N/A	X	April 1, 2011
VP – Goldman Sachs Mid Cap Value Fund	N/A	X	April 30, 2011
VP – Partners Small Cap Value Fund	N/A	X	April 30, 2011

*	The new IMS Fee Schedule for the Fund reflects a decrease to the investment advisory fee rates payable by the Fund.

A discussion regarding the basis for the Board approving the new IMS Agreement is available in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2010.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	147p

Buying and Selling Shares

References to “the Fund” throughout the remainder of the prospectus refer to the VP Funds singularly or collectively as the context requires.

DESCRIPTION OF THE SHARE CLASSES

Share Class Features

Each Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.

	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors	Shares of the Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act), the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

Selling Agent Compensation

The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.

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Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments. Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

BUYING, SELLING AND TRANSFERRING SHARES

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	149p

To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Shareholder Information

Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract or a participant in a Qualified Plan who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by Columbia Management Investment Services Corp. (the Transfer Agent) or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your Contract prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Transferring Shares — Excessive Trading Practices Policy of Non-Money Market Funds.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund. For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	151p

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Distributions and Taxes

REINVESTMENTS

All distributions by the Funds are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each of the following Funds intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes: Columbia VP – Cash Management Fund, Columbia VP – Diversified Bond Fund, Columbia VP – Emerging Markets Opportunity Fund, Columbia VP – Global Bond Fund, Columbia VP – Global Inflation Protected Securities Fund, Columbia VP – High Yield Bond Fund, Columbia VP – Income Opportunities Fund, Columbia VP – International Opportunity Fund, and Columbia VP – Short Duration U.S. Government Fund.

Each of the following Funds is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders: Columbia VP – Balanced Fund, Columbia VP – Diversified Equity Income Fund, Columbia VP –Dynamic Equity Fund, Columbia VP – Mid Cap Growth Opportunity Fund, Columbia VP – Mid Cap Value Opportunity Fund, Columbia VP – S&P 500 Index Fund, Columbia VP – Large Cap Growth Fund, Columbia VP – Select Large-Cap Value Fund, Columbia VP – Select Smaller-Cap Value Fund, VP – Davis New York Venture Fund, VP – Goldman Sachs Mid Cap Value Fund and VP – Partners Small Cap Value Fund.

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

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Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Fund. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110, provides underwriting and distribution services to the Fund.

Transfer Agency Services. Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide transfer agency services to the Fund. The Fund pays the Transfer Agent a fee as set forth in the SAI, and reimburses the Transfer Agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Fund. Fees paid by the Fund for these services are included under “Other expenses” in the expense table of the Fund. The Transfer Agent pays a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

Additional Management Information

Affiliated Products. Columbia Management serves as Investment Manager to the Columbia Funds, including those that are structured to provide asset-allocation services to shareholders of those funds (funds of funds) by investing in shares of other Columbia Funds, including the Fund (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the Investment Manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Investing in Money Market Funds. The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Investment Manager. These funds are not insured or guaranteed by the FDIC or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Investment Manager and its affiliates receive fees from affiliated funds for providing advisory and/or other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

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Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the Securities and Exchange Commission website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Potential Conflicts of Interest

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

154p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. For the periods ended 2009 and after, per share net investment income (loss) amounts, except Columbia VP – Cash Management Fund, are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total returns for all periods shown. The information has been derived from the financial statements audited by the Funds’ Independent Registered Public Accounting Firm, Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

Columbia VP – Balanced Fund

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$13.83	$12.29	$9.89	$15.09	$15.61
Income from investment operations:
Net investment income	0.25	0.27	0.29	0.46	0.43
Net realized and unrealized gain (loss)	0.08	1.27	2.11	(4.72)	(0.16)
Total from investment operations	0.33	1.54	2.40	(4.26)	0.27
Less distributions to shareholders from:
Net investment income	—	—	—	(0.03)	(0.45)
Net realized gains	—	—	—	(0.91)	(0.34)
Total distributions to shareholders	—	—	—	(0.94)	(0.79)
Net asset value, end of period	$14.16	$13.83	$12.29	$9.89	$15.09
Total return	2.39%	12.53%	24.23%	(29.92% )	1.74%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.90%	0.83%	0.73%	0.71%	0.80%
Net expenses after fees waived or expenses reimbursed(b)	0.83%	0.83%	0.73%	0.71%	0.80%
Net investment income	1.81%	2.15%	2.75%	3.27%	2.65%
Supplemental data
Net assets, end of period (in thousands)	$846,880	$960,000	$1,016,394	$920,800	$1,731,335
Portfolio turnover(c)	192%	156%	208%	131%	118%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(c)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 168%, 96% 164% and 82% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	155p

Columbia VP – Cash Management Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(b)	0.00	(b)
Net realized and unrealized gain	0.00	(b)	0.00	(b)
Increase from payments by affiliate	—		0.00	(b)
Total from investment operations	0.00	(b)	0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$1.00		$1.00
Total return	0.01%		0.01%	(c)
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.47%		0.51%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.15%		0.23%	(d)
Net investment income	0.01%		0.01%	(d)
Supplemental data
Net assets, end of period (in thousands)	$283,185		$212,830

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(b)	0.00	(b)
Net realized and unrealized gain	0.00	(b)	0.00	(b)
Increase from payments by affiliate	—		0.00	(b)
Total from investment operations	0.00	(b)	0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$1.00		$1.00
Total return	0.01%		0.02%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.71%		0.76%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.15%		0.23%	(c)
Net investment income	0.01%		0.00%	(c),(e)
Supplemental data
Net assets, end of period (in thousands)	$9,774		$3,829

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	Rounds to less than 0.01%.

156p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Cash Management Fund (continued)

	Year ended Dec. 31,
	2011		2010		2009		2008		2007
Class 3
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.02		0.05
Net realized and unrealized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	—
Increase from payments by affiliate	—		0.00	(a)	0.00	(a)	0.00	(a)	—
Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.02		0.05
Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.02)		(0.05)
Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.02)		(0.05)
Proceeds from regulatory settlement	—		—		(0.00	)(a)	—		—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.01%		0.01%	(b)	0.16%	(c)	2.31%	(d)	4.75%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.59%		0.62%		0.64%		0.62%		0.60%
Net expenses after fees waived or expenses reimbursed(e)	0.16%		0.22%		0.47%	(f)	0.62%	(f)	0.60%
Net investment income	0.01%		0.01%		0.07%		2.27%		4.72%
Supplemental data
Net assets, end of period (in thousands)	$579,896		$621,642		$959,022		$1,672,805		$1,337,525

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.28%.
(c)	During the year ended December 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.
(d)	During the year ended December 31, 2008, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.57%.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)

The Investment Manager and certain of its affiliates agreed to waive/reimburse fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	157p

Columbia VP – Diversified Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.00	$11.14
Income from investment operations:
Net investment income	0.40	0.28
Net realized and unrealized gain	0.32	0.23
Total from investment operations	0.72	0.51
Less distributions to shareholders from:
Net investment income	(0.53)	(0.65)
Total distributions to shareholders	(0.53)	(0.65)
Net asset value, end of period	$11.19	$11.00
Total return	6.75%	4.73%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.55%	0.61%	(c)
Net expenses after fees waived or expenses reimbursed	0.55%	0.61%	(c)
Net investment income	3.66%	3.94%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,563,889	$2,224,176
Portfolio turnover	330% (d)	382%	(d)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 226% and 256% for the years ended December 31, 2011 and 2010, respectively.

158p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Diversified Bond Fund (continued)

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.99	$11.14
Income from investment operations:
Net investment income	0.38	0.25
Net realized and unrealized gain	0.31	0.24
Total from investment operations	0.69	0.49
Less distributions to shareholders from:
Net investment income	(0.52)	(0.64)
Total distributions to shareholders	(0.52)	(0.64)
Net asset value, end of period	$11.16	$10.99
Total return	6.47%	4.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.80%	0.85%	(c)
Net expenses after fees waived or expenses reimbursed	0.80%	0.85%	(c)
Net investment income	3.47%	3.44%	(c)
Supplemental data
Net assets, end of period (in thousands)	$13,590	$3,422
Portfolio turnover	330% (d)	382%	(d)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 226% and 256% for the years ended December 31, 2011 and 2010, respectively.

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$11.00	$10.76	$9.80	$10.50	$10.47
Income from investment operations:
Net investment income	0.39	0.40	0.43	0.50	0.50
Net realized and unrealized gain (loss)	0.32	0.48	0.95	(1.15)	0.03
Total from investment operations	0.71	0.88	1.38	(0.65)	0.53
Less distributions to shareholders from:
Net investment income	(0.51)	(0.64)	(0.42)	(0.05)	(0.49)
Tax return of capital	—	—	—	—	(0.01)
Total distributions to shareholders	(0.51)	(0.64)	(0.42)	(0.05)	(0.50)
Net asset value, end of period	$11.20	$11.00	$10.76	$9.80	$10.50
Total return	6.68%	8.33%	14.42%	(6.32% )	5.20%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.71%	0.71%	0.72%	0.74%
Net expenses after fees waived or expenses reimbursed	0.68%	0.71%	0.71%	0.72%	0.74%
Net investment income	3.53%	3.62%	4.12%	4.77%	4.79%
Supplemental data
Net assets, end of period (in thousands)	$1,510,737	$1,712,149	$5,577,210	$4,479,609	$4,353,396
Portfolio turnover	330% (b)	382% (b)	434% (b)	231% (b)	289%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 226%, 256%, 308% and 120% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	159p

Columbia VP – Diversified Equity Income Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$13.19	$12.05
Income from investment operations:
Net investment income	0.23	0.13
Net realized and unrealized gain (loss)	(0.87)	1.01
Total from investment operations	(0.64)	1.14
Net asset value, end of period	$12.55	$13.19
Total return	(4.85% )	9.46%
Ratios to average net assets(b)
Total expenses	0.74%	0.78%	(c)
Net investment income	1.74%	1.68%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,737,503	$1,554,975
Portfolio turnover	41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$13.15	$12.05
Income from investment operations:
Net investment income	0.22	0.11
Net realized and unrealized gain (loss)	(0.89)	0.99
Total from investment operations	(0.67)	1.10
Net asset value, end of period	$12.48	$13.15
Total return	(5.09% )	9.13%
Ratios to average net assets(b)
Total expenses	0.97%	1.03%	(c)
Net investment income	1.71%	1.37%	(c)
Supplemental data
Net assets, end of period (in thousands)	$15,653	$1,191
Portfolio turnover	41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

160p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Diversified Equity Income Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$13.17	$11.27	$8.84	$16.24	$15.48
Income from investment operations:
Net investment income (loss)	0.20	0.17	0.20	0.23	0.24
Net realized and unrealized gain (loss)	(0.86)	1.73	2.23	(6.35)	0.98
Total from investment operations	(0.66)	1.90	2.43	(6.12)	1.22
Less distributions to shareholders from:
Net investment income	—	—	—	(0.01)	(0.25)
Net realized gains	—	—	—	(1.27)	(0.21)
Total distributions to shareholders	—	—	—	(1.28)	(0.46)
Net asset value, end of period	$12.51	$13.17	$11.27	$8.84	$16.24
Total return	(5.01% )	16.83%	27.46%	(40.47% )	8.02%
Ratios to average net assets(a)
Total expenses	0.86%	0.90%	0.76%	0.86%	0.86%
Net investment income	1.57%	1.42%	2.14%	2.03%	1.47%
Supplemental data
Net assets, end of period (in thousands)	$1,222,104	$1,572,800	$3,857,317	$2,765,112	$4,078,779
Portfolio turnover	41%	26%	49%	41%	29%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	161p

Columbia VP – Dynamic Equity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$19.34	$18.00
Income from investment operations:
Net investment income	0.32	0.20
Net realized and unrealized gain	0.72	1.14
Total from investment operations	1.04	1.34
Net asset value, end of period	$20.38	$19.34
Total return	5.38%	7.45%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85%	0.84%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.78%	0.84%	(c)
Net investment income	1.60%	1.77%	(c)
Supplemental data
Net assets, end of period (in thousands)	$6	$5
Portfolio turnover	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$19.32	$18.00
Income from investment operations:
Net investment income	0.32	0.17
Net realized and unrealized gain	0.66	1.15
Total from investment operations	0.98	1.32
Net asset value, end of period	$20.30	$19.32
Total return	5.07%	7.33%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	1.11%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.00%	1.11%	(c)
Net investment income	1.61%	1.46%	(c)
Supplemental data
Net assets, end of period (in thousands)	$254	$32
Portfolio turnover	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

162p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Dynamic Equity Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$19.32	$16.46	$13.26	$25.27	$25.04
Income from investment operations:
Net investment income	0.29	0.23	0.26	0.38	0.35
Net realized and unrealized gain (loss)	0.72	2.63	2.94	(10.22)	0.39
Total from investment operations	1.01	2.86	3.20	(9.84)	0.74
Less distributions to shareholders from:
Net investment income	—	—	—	(0.04)	(0.34)
Net realized gains	—	—	—	(2.13)	(0.17)
Total distributions to shareholders	—	—	—	(2.17)	(0.51)
Net asset value, end of period	$20.33	$19.32	$16.46	$13.26	$25.27
Total return	5.23%	17.37%	24.13%	(42.16% )	2.93%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.96%	0.94%	0.71%	0.72%	0.86%
Net expenses after fees waived or expenses reimbursed(b)	0.91%	0.94%	0.71%	0.72%	0.86%
Net investment income	1.45%	1.36%	1.87%	1.77%	1.29%
Supplemental data
Net assets, end of period (in thousands)	$1,229,110	$1,373,003	$1,393,213	$1,348,591	$3,023,361
Portfolio turnover	57%	87%	70%	109%	66%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	163p

Columbia VP – Emerging Markets Opportunity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$17.95	$15.68
Income from investment operations:
Net investment income	0.15	0.07
Net realized and unrealized gain (loss)	(3.83)	2.33
Total from investment operations	(3.68)	2.40
Less distributions to shareholders from:
Net investment income	(0.20)	(0.13)
Net realized gains	(0.25)	—
Total distributions to shareholders	(0.45)	(0.13)
Net asset value, end of period	$13.82	$17.95
Total return	(20.90% )	15.48%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.32%	1.37%	(c)
Net expenses after fees waived or expenses reimbursed	1.32%	1.37%	(c)
Net investment income	0.96%	0.71%	(c)
Supplemental data
Net assets, end of period (in thousands)	$500,581	$490,399
Portfolio turnover	100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$17.92	$15.68
Income from investment operations:
Net investment income (loss)	0.12	(0.04)
Net realized and unrealized gain (loss)	(3.83)	2.41
Total from investment operations	(3.71)	2.37
Less distributions to shareholders from:
Net investment income	(0.17)	(0.13)
Net realized gains	(0.25)	—
Total distributions to shareholders	(0.42)	(0.13)
Net asset value, end of period	$13.79	$17.92
Total return	(21.10% )	15.24%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.57%	1.56%	(c)
Net expenses after fees waived or expenses reimbursed	1.57%	1.56%	(c)
Net investment income (loss)	0.78%	(0.33%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$4,635	$2,050
Portfolio turnover	100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

164p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Emerging Markets Opportunity Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009		2008	2007
Class 3
Per share data
Net asset value, beginning of period	$17.94	$15.20	$8.76		$22.49	$17.35
Income from investment operations:
Net investment income	0.13	0.11	0.06		0.16	0.14
Net realized and unrealized gain (loss)	(3.83)	2.85	6.42		(10.66)	6.11
Total from investment operations	(3.70)	2.96	6.48		(10.50)	6.25
Less distributions to shareholders from:
Net investment income	(0.18)	(0.22)	(0.04)		(0.12)	(0.11)
Net realized gains	(0.25)	—	—		(3.11)	(1.00)
Total distributions to shareholders	(0.43)	(0.22)	(0.04)		(3.23)	(1.11)
Proceeds from regulatory settlement	—	—	0.00	(a)	—	—
Net asset value, end of period	$13.81	$17.94	$15.20		$8.76	$22.49
Total return	(21.02% )	19.76%	74.08%		(53.71% )	38.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.44%	1.45%	1.42%		1.61%	1.50%
Net expenses after fees waived or expenses reimbursed	1.44%	1.45%	1.42%		1.61%	1.50%
Net investment income	0.83%	0.73%	0.52%		1.06%	0.73%
Supplemental data
Net assets, end of period (in thousands)	$368,548	$557,231	$911,711		$712,900	$961,963
Portfolio turnover	100%	86%	145%	(c)	140%	124%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on February 13, 2009 in exchange for Fund shares issued.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	165p

Columbia VP – Global Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.70	$11.41
Income from investment operations:
Net investment income	0.39	0.25
Net realized and unrealized gain	0.18	0.50
Total from investment operations	0.57	0.75
Less distributions to shareholders from:
Net investment income	(0.36)	(0.46)
Net realized gains	(0.06)	—
Total distributions to shareholders	(0.42)	(0.46)
Net asset value, end of period	$11.85	$11.70
Total return	4.92%	6.72%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75%	0.85%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.75%	0.85%	(c)
Net investment income	3.24%	3.35%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,197,612	$1,086,905
Portfolio turnover	50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December. 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.69	$11.41
Income from investment operations:
Net investment income	0.35	0.22
Net realized and unrealized gain	0.19	0.51
Total from investment operations	0.54	0.73
Less distributions to shareholders from:
Net investment income	(0.34)	(0.45)
Net realized gains	(0.06)	—
Total distributions to shareholders	(0.40)	(0.45)
Net asset value, end of period	$11.83	$11.69
Total return	4.62%	6.54%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.99%	1.11%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.99%	1.10%	(c)
Net investment income	2.95%	2.90%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5,578	$1,827
Portfolio turnover	50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December. 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

166p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Global Bond Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$11.70	$11.50	$10.50	$11.32	$10.90
Income from investment operations:
Net investment income	0.37	0.45	0.31	0.42	0.38
Net realized and unrealized gain (loss)	0.19	0.29	0.88	(0.46)	0.44
Total from investment operations	0.56	0.74	1.19	(0.04)	0.82
Less distributions to shareholders from:
Net investment income	(0.35)	(0.54)	(0.19)	(0.77)	(0.40)
Net realized gains	(0.06)	—	—	(0.01)	—
Total distributions to shareholders	(0.41)	(0.54)	(0.19)	(0.78)	(0.40)
Net asset value, end of period	$11.85	$11.70	$11.50	$10.50	$11.32
Total return	4.78%	6.58%	11.38%	(0.44% )	7.65%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.95%	0.97%	0.97%	1.00%
Net expenses after fees waived or expenses reimbursed(b)	0.88%	0.95%	0.96%	0.97%	1.00%
Net investment income	3.13%	3.87%	2.78%	3.56%	3.45%
Supplemental data
Net assets, end of period (in thousands)	$456,088	$520,055	$1,676,097	$1,439,491	$1,327,706
Portfolio turnover	50%	66%	77%	62%	69%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	167p

Columbia VP – Global Inflation Protected Securities Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$9.54	$9.61
Income from investment operations:
Net investment income	0.36	0.21
Net realized and unrealized gain (loss)	0.55	(0.02)
Total from investment operations	0.91	0.19
Less distributions to shareholders from:
Net investment income	(0.74)	(0.24)
Net realized gains	(0.13)	(0.02)
Total distributions to shareholders	(0.87)	(0.26)
Net asset value, end of period	$9.58	$9.54
Total return	10.08%	2.06%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.56%	0.58% (c)
Net expenses after fees waived or expenses reimbursed	0.56%	0.58% (c)
Net investment income	3.81%	3.34% (c)
Supplemental data
Net assets, end of period (in thousands)	$2,546,875	$2,209,105
Portfolio turnover	66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$9.52	$9.61
Income from investment operations:
Net investment income	0.31	0.39
Net realized and unrealized gain (loss)	0.59	(0.22)
Total from investment operations	0.90	0.17
Less distributions to shareholders from:
Net investment income	(0.74)	(0.24)
Net realized gains	(0.13)	(0.02)
Total distributions to shareholders	(0.87)	(0.26)
Net asset value, end of period	$9.55	$9.52
Total return	9.91%	1.80%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.81%	0.81% (c)
Net expenses after fees waived or expenses reimbursed	0.81%	0.81% (c)
Net investment income	3.31%	6.34% (c)
Supplemental data
Net assets, end of period (in thousands)	$5,016	$1,227
Portfolio turnover	66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

168p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Global Inflation Protected Securities Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009		2008	2007
Class 3
Per share data
Net asset value, beginning of period	$9.54	$9.40	$10.06		$10.28	$9.76
Income from investment operations:
Net investment income	0.35	0.19	0.13		0.43	0.52
Net realized and unrealized gain (loss)	0.56	0.20	0.50		(0.40)	0.24
Total from investment operations	0.91	0.39	0.63		0.03	0.76
Less distributions to shareholders from:
Net investment income	(0.73)	(0.23)	(1.29)		(0.25)	(0.24)
Net realized gains	(0.13)	(0.02)	(0.00	)(a)	—	—
Total distributions to shareholders	(0.86)	(0.25)	(1.29)		(0.25)	(0.24)
Net asset value, end of period	$9.59	$9.54	$9.40		$10.06	$10.28
Total return	10.03%	4.13%	6.84%		0.14%	7.93%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.70%	0.71%		0.73%	0.74%
Net expenses after fees waived or expenses reimbursed(c)	0.68%	0.70%	0.71%		0.72%	0.72%
Net investment income	3.70%	1.96%	1.41%		3.95%	4.50%
Supplemental data
Net assets, end of period (in thousands)	$319,854	$330,937	$2,348,120		$982,653	$820,061
Portfolio turnover	66%	66%	135%		54%	80%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	169p

Columbia VP – High Yield Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$6.94	$7.09
Income from investment operations:
Net investment income	0.49	0.34
Net realized and unrealized gain (loss)	(0.10)	0.16
Total from investment operations	0.39	0.50
Less distributions to shareholders from:
Net investment income	(0.59)	(0.65)
Total distributions to shareholders	(0.59)	(0.65)
Net asset value, end of period	$6.74	$6.94
Total return	5.82%	7.98%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.73%	0.75%
Net expenses after fees waived or expenses reimbursed	0.73%	0.75%
Net investment income	7.23%	7.70%
Supplemental data
Net assets, end of period (in thousands)	$6	$5
Portfolio turnover	76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$6.93	$7.09
Income from investment operations:
Net investment income	0.47	0.30
Net realized and unrealized gain (loss)	(0.10)	0.18
Total from investment operations	0.37	0.48
Less distributions to shareholders from:
Net investment income	(0.59)	(0.64)
Total distributions to shareholders	(0.59)	(0.64)
Net asset value, end of period	$6.71	$6.93
Total return	5.46%	7.79%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.05%
Net expenses after fees waived or expenses reimbursed	1.01%	1.05%
Net investment income	6.98%	6.83%
Supplemental data
Net assets, end of period (in thousands)	$6,894	$2,132
Portfolio turnover	76%	88%
Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

170p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – High Yield Bond Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$6.93	$6.71	$4.84	$6.48	$6.85
Income from investment operations:
Net investment income	0.49	0.52	0.55	0.66	0.50
Net realized and unrealized gain (loss)	(0.11)	0.34	1.94	(2.28)	(0.37)
Total from investment operations	0.38	0.86	2.49	(1.62)	0.13
Less distributions to shareholders from:
Net investment income	(0.58)	(0.64)	(0.62)	(0.02)	(0.50)
Total distributions to shareholders	(0.58)	(0.64)	(0.62)	(0.02)	(0.50)
Net asset value, end of period	$6.73	$6.93	$6.71	$4.84	$6.48
Total return	5.68%	13.96%	53.86%	(25.19% )	1.86%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.88%	0.86%	0.89%	0.87%
Net expenses after fees waived or expenses reimbursed	0.88%	0.88%	0.86%	0.89%	0.87%
Net investment income	7.08%	7.65%	9.43%	8.84%	7.38%
Supplemental data
Net assets, end of period (in thousands)	$596,351	$677,780	$727,045	$522,569	$1,032,310
Portfolio turnover	76%	88%	102%	58%	84%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	171p

Columbia VP – Income Opportunities Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.69	$11.25
Income from investment operations:
Net investment income	0.70	0.51
Net realized and unrealized gain (loss)	(0.04)	0.23
Total from investment operations	0.66	0.74
Less distributions to shareholders from:
Net investment income	(1.03)	(1.30)
Net realized gains	(0.30)	—
Total distributions to shareholders	(1.33)	(1.30)
Net asset value, end of period	$10.02	$10.69
Total return	6.42%	7.68%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.72%	0.78%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.72%	0.78%	(c)
Net investment income	6.76%	7.47%	(c)
Supplemental data
Net assets, end of period (in thousands)	$983,282	$842,202
Portfolio turnover	66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.67	$11.25
Income from investment operations:
Net investment income	0.66	0.47
Net realized and unrealized gain (loss)	(0.03)	0.24
Total from investment operations	0.63	0.71
Less distributions to shareholders from:
Net investment income	(1.02)	(1.29)
Net realized gains	(0.30)	—
Total distributions to shareholders	(1.32)	(1.29)
Net asset value, end of period	$9.98	$10.67
Total return	6.17%	7.44%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.97%	1.01%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.96%	1.01%	(c)
Net investment income	6.54%	6.87%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4,704	$929
Portfolio turnover	66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

172p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Income Opportunities Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$10.71	$10.71	$7.99	$9.86	$10.32
Income from investment operations:
Net investment income	0.69	0.81	0.84	0.69	0.70
Net realized and unrealized gain (loss)	(0.05)	0.47	2.46	(2.54)	(0.44)
Total from investment operations	0.64	1.28	3.30	(1.85)	0.26
Less distributions to shareholders from:
Net investment income	(1.01)	(1.28)	(0.58)	(0.02)	(0.68)
Net realized gains	(0.30)	—	—	—	(0.02)
Tax return of capital	—	—	—	—	(0.02)
Total distributions to shareholders	(1.31)	(1.28)	(0.58)	(0.02)	(0.72)
Net asset value, end of period	$10.04	$10.71	$10.71	$7.99	$9.86
Total return	6.26%	13.04%	42.41%	(18.82% )	2.65%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.85%	0.86%	0.88%	0.92%	0.91%
Net expenses after fees waived or expenses reimbursed(b)	0.85%	0.86%	0.88%	0.92%	0.91%
Net investment income	6.63%	7.38%	8.63%	8.04%	6.89%
Supplemental data
Net assets, end of period (in thousands)	$236,367	$251,747	$2,003,909	$755,538	$735,780
Portfolio turnover	66%	77%	70%	76%	98%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	173p

Columbia VP – International Opportunity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$12.09	$10.67
Income from investment operations:
Net investment income	0.18	0.03
Net realized and unrealized gain (loss)	(1.66)	1.49
Total from investment operations	(1.48)	1.52
Less distributions to shareholders from:
Net investment income	(0.17)	(0.10)
Total distributions to shareholders	(0.17)	(0.10)
Net asset value, end of period	$10.44	$12.09
Total return	(12.37% )	14.47%
Ratios to average net assets(b)
Total expenses	1.01%	1.11%	(c)
Net investment income	1.56%	0.47%	(c)
Supplemental data
Net assets, end of period (in thousands)	$15,957	$6
Portfolio turnover	64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$12.07	$10.67
Income from investment operations:
Net investment income (loss)	0.15	(0.09)
Net realized and unrealized gain (loss)	(1.64)	1.59
Total from investment operations	(1.49)	1.50
Less distributions to shareholders from:
Net investment income	(0.15)	(0.10)
Total distributions to shareholders	(0.15)	(0.10)
Net asset value, end of period	$10.43	$12.07
Total return	(12.51% )	14.24%
Ratios to average net assets(b)
Total expenses	1.27%	1.41%	(c)
Net investment income (loss)	1.29%	(1.15%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$2,529	$534
Portfolio turnover	64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

174p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – International Opportunity Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009		2008	2007
Class 3
Per share data
Net asset value, beginning of period	$12.08	$10.77	$8.58		$14.71	$13.19
Income from investment operations:
Net investment income	0.16	0.08	0.14		0.27	0.13
Net realized and unrealized gain (loss)	(1.64)	1.38	2.19		(6.12)	1.53
Total from investment operations	(1.48)	1.46	2.33		(5.85)	1.66
Less distributions to shareholders from:
Net investment income	(0.16)	(0.15)	(0.14)		(0.28)	(0.14)
Total distributions to shareholders	(0.16)	(0.15)	(0.14)		(0.28)	(0.14)
Proceeds from regulatory settlement	—	—	0.00	(a)	—	—
Net asset value, end of period	$10.44	$12.08	$10.77		$8.58	$14.71
Total return	(12.42% )	13.89%	27.54%	(b)	(40.43% )	12.68%
Ratios to average net assets(c)
Total expenses	1.17%	1.13%	1.16%		1.15%	1.01%
Net investment income	1.33%	0.78%	1.57%		2.21%	0.94%
Supplemental data
Net assets, end of period (in thousands)	$385,473	$527,737	$561,691		$535,029	$1,195,213
Portfolio turnover	64%	76%	90%		61%	94%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended December 31, 2009, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	175p

Columbia VP – Large Cap Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$6.82	$6.34
Income from investment operations:
Net investment income	0.03	0.02
Net realized and unrealized gain (loss)	(0.24)	0.46
Total from investment operations	(0.21)	0.48
Net asset value, end of period	$6.61	$6.82
Total return	(3.08% )	7.57%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.89%	0.83%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.77%	0.83%	(c)
Net investment income	0.51%	0.60%	(c)
Supplemental data
Net assets, end of period (in thousands)	$44,092	$5
Portfolio turnover	104%	152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$6.81	$6.34
Income from investment operations:
Net investment income	0.02	0.02
Net realized and unrealized gain (loss)	(0.25)	0.45
Total from investment operations	(0.23)	0.47
Net asset value, end of period	$6.58	$6.81
Total return	(3.38% )	7.41%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.15%	1.09%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.02%	1.09%	(c)
Net investment income	0.26%	0.50%	(c)
Supplemental data
Net assets, end of period (in thousands)	$7,907	$320
Portfolio turnover	104%	152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

176p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Large Cap Growth Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$6.82	$5.82	$4.25	$7.65	$7.50
Income from investment operations:
Net investment income (loss)	0.01	0.02	0.03	0.10	0.08
Net realized and unrealized gain (loss)	(0.23)	0.98	1.54	(3.48)	0.15
Total from investment operations	(0.22)	1.00	1.57	(3.38)	0.23
Less distributions to shareholders from:
Net investment income	—	—	—	(0.02)	(0.08)
Total distributions to shareholders	—	—	—	(0.02)	(0.08)
Net asset value, end of period	$6.60	$6.82	$5.82	$4.25	$7.65
Total return	(3.23% )	17.16%	37.00%	(44.35% )	3.07%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.99%	0.93%	0.80%	0.75%	0.89%
Net expenses after fees waived or expenses reimbursed(b)	0.92%	0.93%	0.80%	0.75%	0.89%
Net investment income	0.21%	0.34%	0.71%	1.36%	1.01%
Supplemental data
Net assets, end of period (in thousands)	$188,852	$233,165	$240,404	$275,348	$627,286
Portfolio turnover	104%	152%	152%	150%	116%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	177p

Columbia VP – Mid Cap Growth Opportunity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$14.55	$13.30
Income from investment operations:
Net investment loss	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(2.17)	1.26
Total from investment operations	(2.18)	1.25
Net asset value, end of period	$12.37	$14.55
Total return	(14.98% )	9.40%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.92%	0.81%	(c)
Net expenses after fees waived or expenses reimbursed	0.92%	0.81%	(c)
Net investment loss	(0.08% )	(0.09%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$5	$5
Portfolio turnover	165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$14.53	$13.30
Income from investment operations:
Net investment loss	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(2.18)	1.26
Total from investment operations	(2.21)	1.23
Net asset value, end of period	$12.32	$14.53
Total return	(15.21% )	9.25%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.18%	1.09%	(c)
Net expenses after fees waived or expenses reimbursed	1.18%	1.09%	(c)
Net investment loss	(0.25% )	(0.31%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$572	$134
Portfolio turnover	165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

178p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Mid Cap Growth Opportunity Fund (continued)

	Year ended Dec. 31,
	2011	2010		2009		2008		2007
Class 3
Per share data
Net asset value, beginning of period	$14.53	$11.51		$7.04		$12.85		$11.42
Income from investment operations:
Net investment loss	(0.03)	(0.02)		(0.01)		(0.00	)(a)	(0.02)
Net realized and unrealized gain (loss)	(2.16)	3.04		4.48		(5.74)		1.58
Total from investment operations	(2.19)	3.02		4.47		(5.74)		1.56
Less distributions to shareholders from:
Net investment income	—	—		—		(0.00	)(a)	(0.01)
Net realized gains	—	—		—		(0.07)		(0.12)
Total distributions to shareholders	—	—		—		(0.07)		(0.13)
Net asset value, end of period	$12.34	$14.53		$11.51		$7.04		$12.85
Total return	(15.07% )	26.28%		63.39%		(44.84%	)	13.74%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	0.99%		1.07%		0.88%		0.86%
Net expenses after fees waived or expenses reimbursed	1.03%	0.99%		1.07%		0.88%		0.86%
Net investment loss	(0.20% )	(0.19%	)	(0.15%	)	(0.01%	)	(0.12% )
Supplemental data
Net assets, end of period (in thousands)	$292,116	$407,945		$380,078		$256,228		$593,253
Portfolio turnover	165%	100%		126%		70%		93%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	179p

Columbia VP – Mid Cap Value Opportunity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.96	$9.92
Income from investment operations:
Net investment income	0.08	0.06
Net realized and unrealized gain (loss)	(1.00)	0.98
Total from investment operations	(0.92)	1.04
Net asset value, end of period	$10.04	$10.96
Total return	(8.39% )	10.48%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87%	0.85%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.87%	0.85%	(c)
Net investment income	0.77%	0.94%	(c)
Supplemental data
Net assets, end of period (in thousands)	$856,802	$720,087
Portfolio turnover	59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.95	$9.92
Income from investment operations:
Net investment income	0.06	0.07
Net realized and unrealized gain (loss)	(1.00)	0.96
Total from investment operations	(0.94)	1.03
Net asset value, end of period	$10.01	$10.95
Total return	(8.58% )	10.38%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13%	1.12%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.13%	1.12%	(c)
Net investment income	0.62%	1.02%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,078	$321
Portfolio turnover	59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

180p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Mid Cap Value Opportunity Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$10.95	$8.94	$6.34	$14.60	$13.49
Income from investment operations:
Net investment income	0.06	0.06	0.10	0.08	0.10
Net realized and unrealized gain (loss)	(0.99)	1.95	2.50	(5.52)	1.29
Total from investment operations	(0.93)	2.01	2.60	(5.44)	1.39
Less distributions:
Net investment income	—	—	—	—	(0.11)
Net realized gains	—	—	—	(2.82)	(0.17)
Total distributions to shareholders	—	—	—	(2.82)	(0.28)
Net asset value, end of period	$10.02	$10.95	$8.94	$6.34	$14.60
Total return	(8.49% )	22.51%	40.93%	(45.10% )	10.35%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.00%	1.00%	0.85%	1.04%	1.03%
Net expenses after fees waived or expenses reimbursed(b)	1.00%	1.00%	0.85%	1.04%	1.03%
Net investment income	0.57%	0.65%	1.48%	1.01%	0.72%
Supplemental data
Net assets, end of period (in thousands)	$99,525	$137,110	$242,390	$247,395	$354,737
Portfolio turnover	59%	80%	39%	47%	77%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	181p

Columbia VP – S&P 500 Index Fund

	Year ended Dec. 31, 2011(a)
Class 1
Per share data
Net asset value, beginning of period	$9.17
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain (loss)	(0.53)
Total from investment operations	(0.42)
Net asset value, end of period	$8.75
Total return	(4.58%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.38%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.38%	(c)
Net investment income	1.87%	(c)
Supplemental data
Net assets, end of period (in thousands)	$25
Portfolio turnover	4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31, 2011(a)
Class 2
Per share data
Net asset value, beginning of period	$9.17
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain (loss)	(0.53)
Total from investment operations	(0.43)
Net asset value, end of period	$8.74
Total return	(4.69%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.62%	(c)
Net investment income	1.62%	(c)
Supplemental data
Net assets, end of period (in thousands)	$15,826
Portfolio turnover	4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

182p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – S&P 500 Index Fund (continued)

	Year ended Dec. 31,
	2011		2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$8.61		$7.51	$5.96	$9.83	$9.59
Income from investment operations:
Net investment income (loss)	0.14		0.12	0.12	0.16	0.15
Net realized and unrealized gain (loss)	(0.00	)(a)	0.98	1.43	(3.69)	0.33
Total from investment operations	0.14		1.10	1.55	(3.53)	0.48
Less distributions to shareholders from:
Net investment income	—		—	—	(0.01)	(0.17)
Net realized gains	—		—	—	(0.33)	(0.07)
Total distributions to shareholders	—		—	—	(0.34)	(0.24)
Net asset value, end of period	$8.75		$8.61	$7.51	$5.96	$9.83
Total return	1.63%		14.71%	26.00%	(37.10% )	5.01%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.53%		0.54%	0.50%	0.54%	0.52%
Net expenses after fees waived or expenses reimbursed(c)	0.53%		0.53%	0.50%	0.51%	0.50% (d)
Net investment income	1.55%		1.58%	1.93%	1.79%	1.48%
Supplemental data
Net assets, end of period (in thousands)	$188,271		$216,264	$220,257	$193,189	$380,436
Portfolio turnover	4%		22%	31%	4%	4%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	Prior to rounding, the ratio of net expenses to average net assets after expenses waiver/reimbursement was 0.495% for the year ended December 31, 2007.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	183p

Columbia VP – Select Large-Cap Value Fund

	Year ended Dec. 31,
	2011	2010 (a)
Class 1
Per share data
Net asset value, beginning of period	$10.04	$9.55
Income from investment operations:
Net investment income	0.12	0.07
Net realized and unrealized gain (loss)	(0.28)	0.42
Total from investment operations	(0.16)	0.49
Net asset value, end of period	$9.88	$10.04
Total return	(1.59% )	5.13%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98%	0.94%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.84%	0.94%	(c)
Net investment income	1.21%	1.17%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,932	$5
Portfolio turnover	25%	4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.03	$9.55
Income from investment operations:
Net investment income	0.11	0.05
Net realized and unrealized gain (loss)	(0.29)	0.43
Total from investment operations	(0.18)	0.48
Net asset value, end of period	$9.85	$10.03
Total return	(1.79% )	5.03%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.27%	1.26%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.10%	1.22%	(c)
Net investment income	1.08%	0.77%	(c)
Supplemental data
Net assets, end of period (in thousands)	$757	$199
Portfolio turnover	25%	4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

184p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Select Large-Cap Value Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$10.02	$8.31	$6.59	$11.12	$12.23
Income from investment operations:
Net investment income (loss)	0.11	0.08	0.10	0.21	0.17
Net realized and unrealized gain (loss)	(0.28)	1.63	1.62	(4.52)	(0.22)
Total from investment operations	(0.17)	1.71	1.72	(4.31)	(0.05)
Less distributions to shareholders from:
Net investment income	—	—	—	(0.01)	(0.17)
Net realized gains	—	—	—	(0.21)	(0.89)
Total distributions to shareholders	—	—	—	(0.22)	(1.06)
Net asset value, end of period	$9.85	$10.02	$8.31	$6.59	$11.12
Total return	(1.70% )	20.52%	26.12%	(39.46% )	(0.46% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.10%	1.11%	1.24%	1.28%	1.08%
Net expenses after fees waived or expenses reimbursed(b)	0.99%	1.08%	1.05%	0.93%	1.04%
Net investment income	1.05%	0.89%	1.40%	2.08%	1.35%
Supplemental data
Net assets, end of period (in thousands)	$29,825	$29,721	$14,841	$9,723	$21,811
Portfolio turnover	25%	4%	16%	75%	39%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	185p

Columbia VP – Select Smaller-Cap Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.52	$10.40
Income from investment operations:
Net investment loss	(0.03)	(0.04)
Net realized and unrealized gain (loss)	(0.94)	1.16
Total from investment operations	(0.97)	1.12
Net asset value, end of period	$10.55	$11.52
Total return	(8.42% )	10.77%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98%	1.09%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.96%	1.09%	(c)
Net investment loss	(0.27% )	(0.58%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$61,631	$6
Portfolio turnover	13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.50	$10.40
Income from investment operations:
Net investment loss	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(0.94)	1.15
Total from investment operations	(1.00)	1.10
Net asset value, end of period	$10.50	$11.50
Total return	(8.70% )	10.58%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.24%	1.36%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.21%	1.33%	(c)
Net investment loss	(0.52% )	(0.66%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$12,858	$190
Portfolio turnover	13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

186p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Select Smaller-Cap Value Fund (continued)

	Year ended Dec. 31,
	2011	2010		2009		2008	2007
Class 3
Per share data
Net asset value, beginning of period	$11.51	$9.08		$6.49		$11.80	$13.03
Income from investment operations:
Net investment income (loss)	(0.05)	(0.07)		(0.04)		0.02	0.01
Net realized and unrealized gain (loss)	(0.93)	2.50		2.63		(4.23)	(0.52)
Total from investment operations	(0.98)	2.43		2.59		(4.21)	(0.51)
Less distributions:
Net investment income	—	—		—		—	(0.02)
Net realized gains	—	—		—		(1.10)	(0.70)
Total distributions to shareholders	—	—		—		(1.10)	(0.72)
Net asset value, end of period	$10.53	$11.51		$9.08		$6.49	$11.80
Total return	(8.51% )	26.79%		39.81%		(38.59% )	(4.19% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.13%	1.21%		1.09%		1.06%	1.01%
Net expenses after fees waived or expenses reimbursed(b)	1.10%	1.20%		1.09%		0.96%	1.01%
Net investment income (loss)	(0.45% )	(0.76%	)	(0.56%	)	0.19%	0.06%
Supplemental data
Net assets, end of period (in thousands)	$68,550	$88,168		$78,895		$68,398	$160,788
Portfolio turnover	13%	5%		6%		269%	150%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	187p

Columbia VP – Short Duration U.S. Government Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.38	$10.30
Income from investment operations:
Net investment income	0.10	0.07
Net realized and unrealized gain	0.06	0.12
Total from investment operations	0.16	0.19
Less distributions to shareholders from:
Net investment income	(0.11)	(0.11)
Total distributions to shareholders	(0.11)	(0.11)
Net asset value, end of period	$10.43	$10.38
Total return	1.51%	1.83%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.55%	0.63%	(c)
Total expenses	0.55%	0.63%	(c)
Net investment income	1.01%	1.09%	(c)
Supplemental data
Net assets, end of period (in thousands)	$854,906	$733,781
Portfolio turnover	92% (d)	323%	(d)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 66% and 203% for the years ended December 31, 2011 and 2010, respectively.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.36	$10.30
Income from investment operations:
Net investment income	0.08	0.05
Net realized and unrealized gain	0.04	0.11
Total from investment operations	0.12	0.16
Less distributions to shareholders from:
Net investment income	(0.09)	(0.10)
Total distributions to shareholders	(0.09)	(0.10)
Net asset value, end of period	$10.39	$10.36
Total return	1.21%	1.59%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76%	0.89%	(c)
Total expenses	0.76%	0.89%	(c)
Net investment income	0.81%	0.75%	(c)
Supplemental data
Net assets, end of period (in thousands)	$33,867	$1,985
Portfolio turnover	92% (d)	323%	(d)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 66% and 203% for the years ended December 31, 2011 and 2010, respectively.

188p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Short Duration U.S. Government Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$10.37	$10.17	$9.95	$10.23	$10.13
Income from investment operations:
Net investment income	0.09	0.12	0.21	0.32	0.42
Net realized and unrealized gain (loss)	0.05	0.18	0.33	(0.58)	0.10
Total from investment operations	0.14	0.30	0.54	(0.26)	0.52
Less distributions to shareholders from:
Net investment income	(0.09)	(0.10)	(0.32)	(0.02)	(0.42)
Total distributions to shareholders	(0.09)	(0.10)	(0.32)	(0.02)	(0.42)
Net asset value, end of period	$10.42	$10.37	$10.17	$9.95	$10.23
Total return	1.38%	3.00%	5.53%	(2.64% )	5.33%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.76%	0.76%	0.79%	0.79%
Total expenses	0.68%	0.76%	0.76%	0.79%	0.79%
Net investment income	0.87%	1.15%	2.12%	3.19%	4.17%
Supplemental data
Net assets, end of period (in thousands)	$344,031	$417,768	$519,208	$503,080	$483,070
Portfolio turnover	92% (b)	323% (b)	428% (b)	314% (b)	213%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 66%, 203%, 350% and 190% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	189p

VP – Davis New York Venture Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.00	$9.54
Income from investment operations:
Net investment income	0.10	0.06
Net realized and unrealized gain (loss)	(0.45)	0.40
Total from investment operations	(0.35)	0.46
Net asset value, end of period	$9.65	$10.00
Total return	(3.50% )	4.82%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.82%	0.82%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.78%	0.82%	(c)
Net investment income	1.01%	0.98%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,276,709	$1,348,356
Portfolio turnover	21%	32%
Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$9.99	$9.54
Income from investment operations:
Net investment income	0.07	0.06
Net realized and unrealized gain (loss)	(0.43)	0.39
Total from investment operations	(0.36)	0.45
Net asset value, end of period	$9.63	$9.99
Total return	(3.60% )	4.72%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	0.88%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.03%	0.88%	(c)
Net investment income	0.76%	1.04%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,330	$472
Portfolio turnover	21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

190p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Davis New York Venture Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008		2007
Class 3
Per share data
Net asset value, beginning of period	$9.99	$8.96	$6.82	$11.20		$10.92
Income from investment operations:
Net investment income	0.09	0.03	0.05	0.06		0.11
Net realized and unrealized gain (loss)	(0.44)	1.00	2.09	(4.35)		0.30
Total from investment operations	(0.35)	1.03	2.14	(4.29)		0.41
Less distributions to shareholders from:
Net investment income	—	—	—	(0.00	)(a)	(0.11)
Net realized gains	—	—	—	(0.09)		(0.02)
Total distributions to shareholders	—	—	—	(0.09)		(0.13)
Net asset value, end of period	$9.64	$9.99	$8.96	$6.82		$11.20
Total return	(3.50% )	11.52%	31.33%	(38.58%	)	3.84%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.94%	1.05%	0.94%	1.06%		0.99%
Net expenses after fees waived or expenses reimbursed(c)	0.90%	1.05%	0.94%	1.03%		0.99%
Net investment income	0.89%	0.35%	0.64%	0.81%		1.03%
Supplemental data
Net assets, end of period (in thousands)	$61,213	$79,768	$2,022,696	$842,243		$785,968
Portfolio turnover	21%	32%	21%	18%		12%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	191p

VP – Goldman Sachs Mid Cap Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.18	$10.44
Income from investment operations:
Net investment income	0.09	0.06
Net realized and unrealized gain (loss)	(0.79)	0.68
Total from investment operations	(0.70)	0.74
Net asset value, end of period	$10.48	$11.18
Total return	(6.26% )	7.09%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.90%	0.92%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.90%	0.92%	(c)
Net investment income	0.77%	0.92%	(c)
Supplemental data
Net assets, end of period (in thousands)	$840,305	$886,881
Portfolio turnover	76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.17	$10.44
Income from investment operations:
Net investment income	0.07	0.07
Net realized and unrealized gain (loss)	(0.80)	0.66
Total from investment operations	(0.73)	0.73
Net asset value, end of period	$10.44	$11.17
Total return	(6.53% )	6.99%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16%	1.19%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.16%	1.19%	(c)
Net investment income	0.67%	0.98%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,068	$527
Portfolio turnover	76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

192p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Goldman Sachs Mid Cap Value Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$11.18	$9.17	$6.72	$10.69	$11.37
Income from investment operations:
Net investment income	0.07	0.06	0.10	0.16	0.11
Net realized and unrealized gain (loss)	(0.78)	1.95	2.35	(4.05)	0.59
Total from investment operations	(0.71)	2.01	2.45	(3.89)	0.70
Less distributions to shareholders from:
Net investment income	—	—	—	—	(0.13)
Net realized gains	—	—	—	(0.08)	(1.25)
Total distributions to shareholders	—	—	—	(0.08)	(1.38)
Net asset value, end of period	$10.47	$11.18	$9.17	$6.72	$10.69
Total return	(6.35% )	21.87%	36.47%	(36.58% )	6.03%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.03%	1.14%	1.56%	4.35%	2.09%
Net expenses after fees waived or expenses reimbursed(b)	1.03%	1.05%	1.17%	1.14%	1.05%
Net investment income	0.64%	0.64%	1.36%	1.57%	0.88%
Supplemental data
Net assets, end of period (in thousands)	$15,072	$16,108	$13,938	$12,020	$26,516
Portfolio turnover	76%	85%	99%	96%	93%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	193p

VP – Partners Small Cap Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$15.28	$14.34
Income from investment operations:
Net investment income	0.06	0.05
Net realized and unrealized gain (loss)	(0.72)	0.89
Total from investment operations	(0.66)	0.94
Net asset value, end of period	$14.62	$15.28
Total return	(4.32% )	6.56%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04%	1.11%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.01%	1.09%	(c)
Net investment income	0.38%	0.56%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,260,436	$1,168,661
Portfolio turnover	58%	57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$15.25	$14.34
Income from investment operations:
Net investment income	0.02	0.03
Net realized and unrealized gain (loss)	(0.71)	0.88
Total from investment operations	(0.69)	0.91
Net asset value, end of period	$14.56	$15.25
Total return	(4.52% )	6.35%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.29%	1.31%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.26%	1.31%	(c)
Net investment income	0.16%	0.33%	(c)
Supplemental data
Net assets, end of period (in thousands)	$804	$484
Portfolio turnover	58%	57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

194p	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Partners Small Cap Value Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$15.26	$12.26	$8.98	$13.63	$14.89
Income from investment operations:
Net investment income	0.04	0.02	0.04	0.08	0.11
Net realized and unrealized gain (loss)	(0.72)	2.98	3.24	(4.26)	(0.81)
Total from investment operations	(0.68)	3.00	3.28	(4.18)	(0.70)
Less distributions to shareholders from:
Net investment income	—	—	—	(0.01)	(0.12)
Net realized gains	—	—	—	(0.46)	(0.44)
Total distributions to shareholders	—	—	—	(0.47)	(0.56)
Net asset value, end of period	$14.58	$15.26	$12.26	$8.98	$13.63
Total return	(4.46% )	24.43%	36.55%	(31.57% )	(4.90% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.16%	1.22%	1.27%	1.27%	1.28%
Net expenses after fees waived or expenses reimbursed(b)	1.13%	1.22%	1.26%	1.22%	1.23%
Net investment income	0.24%	0.14%	0.43%	0.84%	0.73%
Supplemental data
Net assets, end of period (in thousands)	$220,667	$284,055	$1,321,826	$916,221	$1,024,352
Portfolio turnover	58%	57%	58%	76%	58%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	195p

COLUMBIA VARIABLE PORTFOLIO FUNDS

P.O. Box 8081

Boston, MA 02266-8081

Additional information about the Funds and their investments is available in the Funds’ SAI, and annual and semiannual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or the Funds at 800.345.6611 or through the address listed above.

Since shares of the Funds are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the Distributor, they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Funds, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-22127

S-6466-99 AG (5/12)

Variable Portfolio Funds

Prospectus May 1, 2012

Columbia Variable Portfolio – Limited Duration Credit Fund

Variable Portfolio – American Century Diversified Bond Fund

Variable Portfolio – American Century Growth Fund

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Variable Portfolio – DFA International Value Fund

(prior to November 16, 2011, known as Variable Portfolio – AllianceBernstein International Value Fund)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Variable Portfolio – Invesco International Growth Fund

Variable Portfolio – J.P. Morgan Core Bond Fund

Variable Portfolio – Jennison Mid Cap Growth Fund

Variable Portfolio – MFS Value Fund

Variable Portfolio – Marsico Growth Fund

Variable Portfolio – Mondrian International Small Cap Fund

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Variable Portfolio – NFJ Dividend Value Fund

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Variable Portfolio – Pyramis® International Equity Fund

Variable Portfolio – Wells Fargo Short Duration Government Fund

Each above-named Columbia Variable Portfolio and Variable Portfolio Fund (each a “VP Fund” or a “Fund” and together the “VP Funds” or the “Funds”) may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the funds.

Pyramis® is a registered service mark of FMR LLC. Used under license.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks, including possible loss of value.

Not FDIC Insured ¡ May Lose Value  ¡ No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance and Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation.

Columbia VP – Limited Duration Credit Fund	3p
VP – American Century Diversified Bond Fund	7p
VP – American Century Growth Fund	12p
VP – Columbia Wanger International Equities Fund	15p
VP – Columbia Wanger U.S. Equities Fund	18p
VP – DFA International Value Fund	21p
VP – Eaton Vance Floating-Rate Income Fund	25p
VP – Invesco International Growth Fund	29p
VP – J.P. Morgan Core Bond Fund	33p
VP – Jennison Mid Cap Growth Fund	37p
VP – MFS Value Fund	40p
VP – Marsico Growth Fund	43p
VP – Mondrian International Small Cap Fund	46p
VP – Morgan Stanley Global Real Estate Fund	50p
VP – NFJ Dividend Value Fund	54p
VP – Nuveen Winslow Large Cap Growth Fund	57p
VP – Partners Small Cap Growth Fund	60p
VP – PIMCO Mortgage-Backed Securities Fund	63p
VP – Pyramis® International Equity Fund	67p
VP – Wells Fargo Short Duration Government Fund	70p

MORE INFORMATION ABOUT THE FUNDS

Investment Objectives, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, and Portfolio Management

Columbia VP – Limited Duration Credit Fund	74p
VP – American Century Diversified Bond Fund	76p
VP – American Century Growth Fund	79p
VP – Columbia Wanger International Equities Fund	81p
VP – Columbia Wanger U.S. Equities Fund	83p
VP – DFA International Value Fund	85p
VP – Eaton Vance Floating-Rate Income Fund	88p
VP – Invesco International Growth Fund	90p
VP – J.P. Morgan Core Bond Fund	92p
VP – Jennison Mid Cap Growth Fund	94p
VP – MFS Value Fund	96p
VP – Marsico Growth Fund	98p
VP – Mondrian International Small Cap Fund	100p
VP – Morgan Stanley Global Real Estate Fund	102p
VP – NFJ Dividend Value Fund	104p
VP – Nuveen Winslow Large Cap Growth Fund	106p
VP – Partners Small Cap Growth Fund	108p
VP – PIMCO Mortgage-Backed Securities Fund	112p
VP – Pyramis® International Equity Fund	114p
VP – Wells Fargo Short Duration Government Fund	116p
Descriptions of the Principal Risks of Investing in the Funds	118p
More about Annual Fund Operating Expenses and Past Performance	131p
Other Investment Strategies and Risks	132p
Fund Management and Compensation	133p
Buying and Selling Shares	135p
Description of the Share Classes	135p
Buying, Selling and Transferring Shares	136p
Distributions and Taxes	139p
Additional Services and Compensation	140p
Additional Management Information	140p
Potential Conflicts of Interest	141p
Financial Highlights	142p

2p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

References to “Fund” throughout this prospectus refer to the VP Funds named on the front cover of this prospectus singularly or collectively as the context requires. Each Fund is a series of Columbia Funds Variable Series Trust II (the Trust).

This prospectus may contain information on Funds and share classes not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for information regarding the investment options available to you.

Summary of Columbia VP – Limited Duration Credit Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.46%		0.46%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.13%		0.13%
Total annual fund operating expenses	0.59%		0.84%
Less: Fee waiver/expense reimbursement(a)	(0.06%	)	(0.06%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.53%		0.78%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.53% for Class 1 and 0.78% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$54	$183	$324	$736
Class 2	$80	$262	$461	$1,036

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	3p

Columbia VP – Limited Duration Credit Fund

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund targets an average portfolio duration within one year of the duration of the Barclays U.S. 1-5 Year Corporate Index which, as of March 31, 2012, was 2.78 years. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments including in emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

4p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Columbia VP – Limited Duration Credit Fund

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 1.48% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -1.65% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
Columbia VP – Limited Duration Credit Fund:
Class 1	2.38%	3.09%
Class 2	2.09%	2.79%
Barclays U.S. 1-5 Year Corporate Index* (reflects no deduction for fees or expenses)	3.14%	3.76%
Barclays U.S. 1-5 Year Credit Index* (reflects no deduction for fees or expenses)	3.04%	3.59%

*	Effective December 1, 2011, the Fund compares its performance to that of the Barclays U.S. 1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays Capital U.S. 1-5 Year Credit Index. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Tom Murphy, CFA	Portfolio Manager	May 2010
Timothy J. Doubek, CFA	Portfolio Manager	May 2010
Royce Wilson, CFA	Portfolio Manager	May 2012

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	5p

Columbia VP – Limited Duration Credit Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

6p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – American Century Diversified Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.59%	0.84%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$60	$189	$330	$741
Class 2	$86	$268	$467	$1,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The Fund may invest in derivatives such as swaps, including credit default swaps, forward contracts, futures contracts and forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, and to increase market exposure and investment flexibility.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	7p

VP – American Century Diversified Bond Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks”.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future, for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

8p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – American Century Diversified Bond Fund

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	9p

VP – American Century Diversified Bond Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 3.22% (quarter ended September 30, 2011).
¡ Lowest return for a calendar quarter was 0.29% (quarter ended March 31, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – American Century Diversified Bond Fund
Class 1	7.41%	6.40%
Class 2	7.10%	6.15%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.65%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: American Century Investment Management, Inc.

Portfolio Manager	Title	Managed Fund Since
Robert V. Gahagan	Senior Vice President and Senior Portfolio Manager	May 2010
Alejandro H. Aguilar, CFA	Vice President and Senior Portfolio Manager	May 2010
Jeffrey L. Houston, CFA	Vice President and Senior Portfolio Manager	May 2010
Brian Howell	Vice President and Senior Portfolio Manager	May 2010
G. David MacEwen	CIO — Fixed Income and Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

10p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – American Century Diversified Bond Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	11p

Summary of VP – American Century Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.75%	1.00%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$77	$240	$418	$934
Class 2	$102	$319	$553	$1,229

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Under normal market conditions, the Fund’s portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. Up to 25% of the Fund’s net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

12p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – American Century Growth Fund

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 10.44% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -14.92% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – American Century Growth Fund
Class 1	-0.62%	7.45%
Class 2	-0.88%	7.16%
Russell 1000 Growth® Index (reflects no deduction for fees or expenses)	2.64%	12.19%

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	13p

VP – American Century Growth Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: American Century Investment Management, Inc.

Portfolio Manager	Title	Managed Fund Since
Gregory J. Woodhams, CFA	CIO — U.S. Growth Equity — Large Cap, Senior Vice President and Senior Portfolio Manager	May 2010
E. A. Prescott LeGard, CFA	Vice President and Senior Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

14p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – Columbia Wanger International Equities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.92%		0.92%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.21%		0.21%
Total annual fund operating expenses	1.13%		1.38%
Less: Fee waiver/expense reimbursement(a)	(0.13%	)	(0.13%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.00%		1.25%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$102	$347	$612	$1,371
Class 2	$128	$425	$745	$1,654

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	15p

VP – Columbia Wanger International Equities Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment.

Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Small- and Mid-Capitalization Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

16p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Columbia Wanger International Equities Fund

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 1.92% (quarter ended March 31, 2011).
¡ Lowest return for a calendar quarter was -17.93% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Columbia Wanger International Equities Fund
Class 1	-13.57%	4.15%
Class 2	-13.77%	3.95%
S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index (reflects no deduction for fees or expenses)	-16.94%	3.94%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Columbia Wanger Asset Management LLC

Portfolio Manager	Title	Managed Fund Since
Christopher J. Olson, CFA	Portfolio Manager	May 2010
Louis J. Mendes, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	17p

Summary of VP – Columbia Wanger U.S. Equities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.86%		0.86%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.14%		0.14%
Total annual fund operating expenses	1.00%		1.25%
Less: Fee waiver/expense reimbursement(a)	(0.04%	)	(0.04%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.96%		1.21%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.96% for Class 1 and 1.21% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$98	$315	$549	$1,226
Class 2	$123	$393	$683	$1,513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

18p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Columbia Wanger U.S. Equities Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Small- and Mid-Capitalization Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 10.84% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -22.75% (quarter ended September 30, 2011).

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	19p

VP – Columbia Wanger U.S. Equities Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Columbia Wanger U.S. Equities Fund
Class 1	-4.80%	7.68%
Class 2	-5.06%	7.39%
Russell 2000® Index (reflects no deduction for fees or expenses)	-4.18%	9.38%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Columbia Wanger Asset Management LLC

Portfolio Manager	Title	Managed Fund Since
Robert A. Mohn, CFA	Portfolio Manager	May 2010
David L. Frank, CFA	Co-Portfolio Manager	February 2012

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

20p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – DFA International Value Fund

(prior to November 16, 2011, known as Variable Portfolio – AllianceBernstein International Value Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.84%		0.84%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.17%		0.17%
Total annual fund operating expenses	1.01%		1.26%
Less: Fee waiver/expense reimbursement(a)	(0.10%	)	(0.10%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.91%		1.16%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.91% for Class 1 and 1.16% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$93	$312	$549	$1,232
Class 2	$118	$390	$683	$1,519

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio management team determines to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	21p

VP – DFA International Value Fund

The portfolio management team considers value stocks to be primarily those issued by companies with a high book value in relation to market value (a “book to market ratio”). In assessing value, the portfolio management team may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the portfolio management team uses for assessing value are subject to change from time to time. The portfolio management team, using a market capitalization weighted approach, purchases stocks of large companies located in developed market countries that have been designated as approved markets. The portfolio management team may purchase equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets.

Under normal market conditions, the portfolio management team intends to invest at least 40% of the Funds assets in companies in three or more non-U.S. developed market countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

22p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – DFA International Value Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index and its former benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 3.48% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -23.98% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – DFA International Value Fund:
Class 1	-19.37%	-5.21%
Class 2	-19.55%	-5.45%
MSCI World ex-USA Value Index (Net)* (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	-11.69%	2.54%
MSCI Europe, Australasia and Far East (EAFE) Index (Net)* (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	-12.14%	3.73%

*	On September 30, 2011, the MSCI World ex-USA Value Index (Net) replaced the MSCI EAFE Index (Net) as the Fund’s benchmark index. The Fund’s Investment Manager made this recommendation to the Fund’s Board of Trustees because the new index more closely aligns to the Fund’s investment strategy. Information on both indexes will be included for a one-year transition period. Thereafter, only the MSCI World ex-USA Value Index (Net) will be included.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Dimensional Fund Advisors, L.P.

Portfolio Manager	Title	Managed Fund Since
Karen Umland, CFA	Senior Portfolio Manager and Vice President	November 2011
Jed Fogdall	Senior Portfolio Manager and Vice President	November 2011
Joseph Chi, CFA	Senior Portfolio Manager and Vice President	November 2011
Henry F. Gray	Head of Global Equity Trading and Vice President	March 2012

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	23p

VP – DFA International Value Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

24p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – Eaton Vance Floating-Rate Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.63%		0.63%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.16%		0.16%
Total annual fund operating expenses	0.79%		1.04%
Less: Fee waiver/expense reimbursement(a)	(0.07%	)	(0.07%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.72%		0.97%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.72% for Class 1 and 0.97% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$74	$246	$433	$975
Class 2	$99	$324	$568	$1,269

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Fund’s subadviser to be of comparable quality. The Fund may also purchase secured and unsecured subordinated loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. Up to 25% of the Fund’s net assets may be invested in foreign investments.

In managing the Fund, the Fund’s subadviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Fund’s investment objective.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	25p

VP – Eaton Vance Floating-Rate Income Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of floating rate loans and other investments may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

26p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Eaton Vance Floating-Rate Income Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 3.25% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -2.55% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Eaton Vance Floating-Rate Income Fund
Class 1	2.60%	3.47%
Class 2	2.33%	2.74%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees or expenses)	1.52%	3.15%	*

*	Fund data is from May 7, 2010. S&P/LSTA Leveraged Loan Index data is from April 30, 2010.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Eaton Vance Management

Portfolio Manager	Title	Managed Fund Since
Scott H. Page,CFA	Portfolio Manager	May 2010
Craig P. Russ	Portfolio Manager	May 2010
Andrew Sveen, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	27p

VP – Eaton Vance Floating-Rate Income Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

28p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – Invesco International Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.83%	0.83%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.16%	0.16%
Total annual fund operating expenses	0.99%	1.24%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$101	$315	$547	$1,216
Class 2	$126	$393	$681	$1,503

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Fund may also hold warrants in connection with the acquisition of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	29p

VP – Invesco International Growth Fund

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future, for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategies may be unable to achieve their objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

30p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Invesco International Growth Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 6.58% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -17.94% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Invesco International Growth Fund
Class 1	-6.92%	5.36%
Class 2	-7.12%	5.10%
MSCI Europe, Australasia and Far East (EAFE) Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	-12.11%	5.12%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Managed Fund Since
Clas Olsson	Portfolio Manager (lead)	May 2010
Shuxin Cao, CFA	Portfolio Manager	May 2010
Matthew Dennis, CFA	Portfolio Manager	May 2010
Jason Holzer, CFA	Portfolio Manager	May 2010
Mark Jason, CFA	Portfolio Manager	August 2011

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	31p

VP – Invesco International Growth Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

32p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – J.P. Morgan Core Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.60%	0.85%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$61	$192	$335	$753
Class 2	$87	$271	$472	$1,053

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	33p

VP – J.P. Morgan Core Bond Fund

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

34p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – J.P. Morgan Core Bond Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 2.87% (quarter ended September 30, 2011).
¡ Lowest return for a calendar quarter was 0.48% (quarter ended March 31, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – J.P. Morgan Core Bond Fund
Class 1	7.09%	6.68%
Class 2	6.76%	6.35%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.65%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: J.P. Morgan Investment Management Inc.

Portfolio Manager	Title	Managed Fund Since
Douglas S. Swanson	Portfolio Manager	May 2010
Christopher Nauseda	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	35p

VP – J.P. Morgan Core Bond Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

36p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – Jennison Mid Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.75%		0.75%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.13%		0.13%
Total annual fund operating expenses	0.88%		1.13%
Less: Fee waiver/expense reimbursement(a)	(0.06%	)	(0.06%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.82%		1.07%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.82% for Class 1 and 1.07% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$84	$275	$483	$1,083
Class 2	$109	$353	$617	$1,374

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included in the Index was $832 million to $22.7 billion as of March 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	37p

VP – Jennison Mid Cap Growth Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Capitalization Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 10.43% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -15.66% (quarter ended September 30, 2011).

38p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Jennison Mid Cap Growth Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Jennison Mid Cap Growth Fund
Class 1	2.02%	9.34%
Class 2	1.85%	9.06%
Russell Midcap® Growth Index (reflects no deduction for fees or expenses)	-1.65%	12.36%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Jennison Associates LLC

Portfolio Manager	Title	Managed Fund Since
John Mullman, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	39p

Summary of VP – MFS Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.75%	1.00%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$77	$240	$418	$935
Class 2	$102	$319	$553	$1,230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities.

Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While the Fund’s assets may be invested in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

40p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – MFS Value Fund

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 11.67% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -15.34% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – MFS Value Fund
Class 1	0.00%	4.53%
Class 2	-0.28%	4.30%
Russell 1000 Value® Index (reflects no deduction for fees or expenses)	0.39%	8.00%

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	41p

VP – MFS Value Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Massachusetts Financial Services Company

Portfolio Manager	Title	Managed Fund Since
Nevin P. Chitkara	Investment Officer and Portfolio Manager	May 2010
Steven R. Gorham	Investment Officer and Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

42p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – Marsico Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.76%	1.01%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$78	$243	$423	$946
Class 2	$103	$322	$559	$1,241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund’s net assets may be invested in foreign investments, including investments in emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	43p

VP – Marsico Growth Fund

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 10.97% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -16.84% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Marsico Growth Fund
Class 1	-2.32%	10.42%
Class 2	-2.58%	10.14%
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	10.08%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Marsico Capital Management, LLC

Portfolio Manager	Title	Managed Fund Since
Thomas F. Marsico	Co-Portfolio Manager	May 2010
A. Douglas Rao	Senior Analyst and Co-Portfolio Manager	May 2010
Coralie Witter, CFA	Senior Analyst and Co-Portfolio Manager	November 2010

44p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Marsico Growth Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	45p

Summary of VP – Mondrian International Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.94%		0.94%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.17%		0.17%
Total annual fund operating expenses	1.11%		1.36%
Less: Fee waiver/expense reimbursement(a)	(0.11%	)	(0.11%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.00%		1.25%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$102	$342	$602	$1,347
Class 2	$127	$420	$735	$1,631

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies.

The Fund’s subadviser considers small cap companies to be those companies whose market capitalization falls within the range of companies in the MSCI World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range of the companies included in the Index was $22.1 million to $5.22 billion as of March 31, 2012. The market capitalization range and composition of the Index is subject to change. The Fund may also invest in emerging markets.

The Fund may use forward foreign currency contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

46p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Mondrian International Small Cap Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future, for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategies may be unable to achieve their objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment.

Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Small Capitalization Company Risk. Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	47p

VP – Mondrian International Small Cap Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 5.07% (quarter ended June 30, 2011).
¡ Lowest return for a calendar quarter was -18.44% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Mondrian International Small Cap Fund
Class 1	-8.75%	8.66%
Class 2	-8.83%	8.38%
MSCI World Ex-U.S. Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	-15.81%	4.95%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Mondrian Investment Partners Limited

Portfolio Manager	Title	Managed Fund Since
Dr. Ormala Krishnan	Senior Portfolio Manager	May 2010
Frances M. Cuthbert	Senior Portfolio Manager	March 2012
Aidan Nicholson	Senior Portfolio Manager	March 2012

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

48p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Mondrian International Small Cap Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	49p

Summary of VP – Morgan Stanley Global Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.85%		0.85%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.16%		0.16%
Total annual fund operating expenses	1.01%		1.26%
Less: Fee waiver/expense reimbursement(a)	(0.12%	)	(0.12%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.89%		1.14%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.89% for Class 1 and 1.14% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$91	$310	$547	$1,230
Class 2	$116	$388	$681	$1,517

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund may reduce this 40% minimum investment amount to 30% if the portfolio managers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

50p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Morgan Stanley Global Real Estate Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Real Estate Industry Risk. Because of the Fund’s ability to invest in REITs, REOCs and foreign real estate investment companies, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	51p

VP – Morgan Stanley Global Real Estate Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 7.49% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -20.22% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Morgan Stanley Global Real Estate Fund
Class 1	-9.51%	3.73%
Class 2	-9.62%	3.49%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	-5.82%	8.72%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Company

Portfolio Manager	Title	Managed Fund Since
Theodore R. Bigman	Portfolio Manager	May 2010
Michiel te Paske	Portfolio Manager	May 2010
Sven van Kemenade	Portfolio Manager	May 2010
Angeline Ho	Portfolio Manager	May 2010

52p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Morgan Stanley Global Real Estate Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	53p

Summary of VP – NFJ Dividend Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.75%	1.00%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$77	$240	$418	$934
Class 2	$102	$319	$553	$1,229

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund’s net assets may be invested in foreign investments, including those from emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

54p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – NFJ Dividend Value Fund

Investments in emerging markets may present greater risk of loss than a typical foreign security investment.

Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 12.17% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -14.11% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – NFJ Dividend Value Fund
Class 1	3.55%	9.74%
Class 2	3.29%	9.46%
Russell 1000 Value® Index (reflects no deduction for fees or expenses)	0.39%	8.00%

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	55p

VP – NFJ Dividend Value Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: NFJ Investment Group LLC

Portfolio Manager	Title	Managed Fund Since
Benno J. Fischer, CFA	Managing Director, Portfolio Manager/Analyst	May 2010
Paul Magnuson	Managing Director, Portfolio Manager/Analyst	May 2010
R. Burns McKinney, CFA	Managing Director, Portfolio Manager/Analyst	May 2010
Thomas W. Oliver, CFA, CPA	Managing Director, Portfolio Manager/Analyst	May 2010
L. Baxter Hines	Vice President, Portfolio Manager/Analyst	January 2011
Jeff N. Reed, CFA	Vice President, Portfolio Manager/Analyst	January 2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

56p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – Nuveen Winslow Large Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.75%	1.00%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$77	$240	$418	$935
Class 2	$102	$319	$554	$1,230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities.

The portfolio managers’ fundamental, bottom-up investment process centers on identifying growth companies. Although the Fund will primarily invest in large capitalization companies as described above, it may invest a portion of its assets in securities of companies with a smaller market capitalization. Further, the Fund may choose to continue to hold a security if the company’s market capitalization falls below its definition of large capitalization companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	57p

VP – Nuveen Winslow Large Cap Growth Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 9.44% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -15.40% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Nuveen Winslow Large Cap Growth Fund
Class 1	-0.09%	8.31%
Class 2	-0.35%	8.02%
Russell 1000 Growth® Index (reflects no deduction for fees or expenses)	2.64%	12.19%

58p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Nuveen Winslow Large Cap Growth Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Winslow Capital Management, Inc.

Portfolio Manager	Title	Managed Fund Since
Clark J. Winslow	CEO, CIO	November 2010
Justin H. Kelly, CFA	Senior Managing Director	November 2010
R. Bart Wear, CFA	Senior Managing Director	November 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	59p

Summary of VP – Partners Small Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.87%		0.87%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.16%		0.16%
Total annual fund operating expenses	1.03%		1.28%
Less: Fee waiver/expense reimbursement(a)	(0.06%	)	(0.06%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.97%		1.22%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.97% for Class 1 and 1.22% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$99	$322	$564	$1,259
Class 2	$124	$400	$697	$1,545

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index. The market capitalization range of the companies included in the Russell 2000® Growth Index was $27 million to $3.62 billion as of March 31, 2012. Up to 25% of the Fund’s net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

60p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Partners Small Cap Growth Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Capitalization Company Risk. Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 13.51% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -19.67% (quarter ended September 30, 2011).

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	61p

VP – Partners Small Cap Growth Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Partners Small Cap Growth Fund
Class 1	-0.25%	10.20%
Class 2	-0.60%	9.86%
Russell 2000 Growth® Index (reflects no deduction for fees or expenses)	-2.91%	12.91%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadvisers: TCW Investment Management Company (TCW), London Company of Virginia, doing business as The

London Company (TLC) and Wells Capital Management Incorporated (WellsCap)

Portfolio Manager	Title	Managed Fund Since
TCW
Husam H. Nazer	Portfolio Manager	May 2010
Brendt Stallings, CFA	Portfolio Manager	May 2010
TLC
Stephen Goddard, CFA	Portfolio Manager	May 2010
Jonathan Moody, CFA	Portfolio Manager	May 2010
J. Wade Stinnette	Portfolio Manager	May 2010
J. Brian Campbell, CFA	Portfolio Manager	September 2010
Mark E. DeVaul, CFA, CPA	Portfolio Manager	July 2011
WellsCap
Joseph M. Eberhardy, CFA, CPA	Portfolio Manager	May 2010
Thomas C. Ognar, CFA	Portfolio Manager	May 2010
Bruce C. Olson, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

62p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – PIMCO Mortgage-Backed Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.63%	0.88%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$64	$200	$349	$784
Class 2	$89	$279	$486	$1,083

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,618% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser’s forecast for interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	63p

VP – PIMCO Mortgage-Backed Securities Fund

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund becomes bankrupt or otherwise fails to perform its obligations and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks”.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Options. The Fund may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

64p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – PIMCO Mortgage-Backed Securities Fund

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 2.13% (quarter ended June 30, 2011).
¡ Lowest return for a calendar quarter was 0.29% (quarter ended March 31, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – PIMCO Mortgage-Backed Securities Fund
Class 1	5.53%	5.61%
Class 2	5.20%	5.35%
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees or expenses)	6.23%	5.41%

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	65p

VP – PIMCO Mortgage-Backed Securities Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Pacific Investment Management Company LLC

Portfolio Manager	Title	Managed Fund Since
Scott Simon	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

66p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Summary of VP – Pyramis® International Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.85%		0.85%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.17%		0.17%
Total annual fund operating expenses	1.02%		1.27%
Less: Fee waiver/expense reimbursement(a)	(0.02%	)	(0.02%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.00%		1.25%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$102	$323	$562	$1,251
Class 2	$127	$401	$696	$1,537

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index). The market capitalization range of the companies included within the Index was $69 million to $207.4 billion as of March 31, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	67p

VP – Pyramis® International Equity Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 4.52% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -21.03% (quarter ended September 30, 2011).

68p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Pyramis® International Equity Fund

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Pyramis® International Equity Fund
Class 1	-12.59%	0.92%
Class 2	-12.87%	0.60%
MSCI Europe, Australasia and Far East (EAFE) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	-12.14%	3.73%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Pyramis Global Advisors, LLC

Portfolio Manager	Title	Managed Fund Since
Cesar Hernandez, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	69p

Summary of VP – Wells Fargo Short Duration Government Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income consistent with capital preservation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.60%	0.85%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$61	$192	$335	$753
Class 2	$87	$271	$472	$1,053

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 529% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invest up to 20% of its net assets within nongovernment mortgage and asset-backed securities.

In pursuit of the Fund’s objective, the Fund’s subadviser will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or are deemed by the subadviser to be of comparable quality. As part of the Fund’s investment strategy, the Fund’s subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund’s subadviser may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollarweighted average effective duration is less than that of a 3-year U.S. Treasury note.

70p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Wells Fargo Short Duration Government Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest or other transactional expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	71p

VP – Wells Fargo Short Duration Government Fund

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index.

The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the period shown:

¡ Highest return for a calendar quarter was 0.79% (quarter ended June 30, 2011).
¡ Lowest return for a calendar quarter was 0.39% (quarter ended December 31, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since Inception (5/7/2010)
VP – Wells Fargo Short Duration Government Fund
Class 1	2.41%	2.49%
Class 2	2.18%	2.23%
Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees or expenses)	1.56%	1.66%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Wells Capital Management Incorporated

Portfolio Manager	Title	Managed Fund Since
Thomas O’Connor, CFA	Portfolio Manager	May 2010
Troy Ludgood	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

72p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Wells Fargo Short Duration Government Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	73p

More Information About the Funds

Columbia VP – Limited Duration Credit Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by:

•	Evaluating the portfolio’s total exposure to sectors, industries, issuers and securities relative to the Fund’s benchmark, the Barclays U.S. 1-5 Year Credit Index (the Index).

•

Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

•	Investing in lower-quality (junk) bonds as opportunities arise.

•

Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2012, was 2.78 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the Investment Manager considers, among other factors:

•	The portfolio’s total exposure to sectors, industries, issuers and securities relative to the Index.

•	Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

•	Whether a sector or industry is experiencing change.

•	Changes in the interest rate or economic outlook.

•	Identification of a more attractive opportunity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Liquidity Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Prepayment and Extension Risk

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Columbia VP – Limited Duration Credit Fund

•	Risks of Foreign/Emerging Markets Investing

•	Sovereign Debt Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Leader of the investment grade credit sector team.

•	Joined the Investment Manager in 2002 as Vice President/Senior Investment Grade Sector Leader and portfolio manager.

•	Began investment career in 1986.

•	MBA, University of Michigan.

Timothy J. Doubek, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager on the investment grade credit sector team.

•	Joined the Investment Manager in June 2001 as a senior portfolio manager and became an investment grade sector manager in 2002.

•	Began investment career in 1987.

•	MBA, University of Michigan.

Royce Wilson, CFA, Portfolio Manager

•	Managed the Fund since May 2012.

•	Sector Manager on the investment grade credit sector team.

•	Joined the Investment Manager in June 2007 as a sector manager and was previously employed as a corporate bond trader for Nomura Securities from 2002 to 2006.

•	Began investment career in 2002.

•	BBA, Western Connecticut State University.

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	75p

VP – American Century Diversified Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, American Century Investment Management, Inc. (American Century), which provides day-to-day portfolio management of the Fund.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund’s objective, American Century decides which debt securities to buy and sell by considering:

•	the desired maturity requirements for the portfolio.

•	the portfolio’s credit quality standards.

•	current economic conditions and the risk of inflation.

•	special features of the debt securities that may make them more or less attractive.

Because the Fund will own many debt securities, American Century calculates the average of the remaining maturities of all the debt securities the Fund owns to evaluate the interest rate sensitivity of the entire investment portfolio. This average is weighted according to the size of the Fund’s individual holdings and is called the weighted average maturity. American Century generally seeks to maintain the weighted average maturity of the Fund’s investment portfolio at three and one-half years or longer. Within this maturity limit, American Century may shorten the investment portfolio’s maturity during periods of rising interest rates in order to seek to reduce the effect of bond price declines on the Fund’s value. When interest rates are falling and bond prices are rising, American Century may lengthen the portfolio’s maturity.

The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The Fund may invest in derivatives such as credit default swaps, forward contracts, futures contracts and forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Derivatives Risk — Credit Default Swaps

•	Derivatives Risk — Forward Contracts

•	Derivatives Risk — Forward Foreign Currency Contracts

•	Derivatives Risk — Futures Contracts

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VP – American Century Diversified Bond Fund

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Prepayment and Extension Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Sovereign Debt Risk

•	U.S. Government Obligations Risk

PORTFOLIO MANAGEMENT

Subadviser: American Century, which began serving as Subadviser to the Fund in May 2010, is located at 4500 Main Street, Kansas City, Missouri 64111. American Century, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

American Century uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the Fund’s strategic investment parameters based on economic and market conditions. The Fund’s other portfolio managers are responsible for security selection and portfolio construction for the Fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the Fund.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager (Macro Strategy Team Representative)

•	Managed the Fund since 2010

•	Joined American Century in 1983 as Research Analyst

•	Portfolio Manager at American Century since 1991

•	Began investment career in 1983

•	B.A. and M.B.A, University of Missouri — Kansas City

Alejandro H. Aguilar, CFA, Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

•	Joined American Century in 2003 as Portfolio Manager

•	Began investment career in 1994

•	B.A., University of California — Berkeley; M.B.A., University of Michigan

Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

•	Joined American Century in 1990 as Municipal Securities Analyst

•	Portfolio Manager at American Century since 1994

•	Began investment career in 1986

•	B.A., University of Delaware; M.A., Syracuse University

Brian Howell, Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	77p

VP – American Century Diversified Bond Fund

•	Joined American Century in 1987 as Research Analyst

•	Portfolio Manager at American Century since 1996

•	Began investment career in 1987

•	B.A. and M.B.A; University of California — Berkeley

G. David MacEwen, Chief Investment Officer — Fixed Income and Portfolio Manager (Macro Strategy Team Representative)

•	Managed the Fund since 2010

•	Joined American Century in 1991 as Portfolio Manager

•	Began investment career in 1982

•	B.A., Boston University; M.B.A., University of Delaware

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

78p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – American Century Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, American Century Investment Management, Inc. (American Century), which provides day-to-day portfolio management of the Fund.

In implementing its strategy, the Fund uses a bottom-up approach to stock selection. This means that investment decisions are based primarily on analysis of individual companies, rather than broad economic forecasts. Stock selection is based primarily on analysis of individual companies that seeks to identify and evaluate trends in earnings, revenues and other business fundamentals. American Century uses a variety of analytical research tools and techniques to identify the stocks of companies that meet its investment criteria.

Under normal market conditions, the Fund’s portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger-sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century determine whether to buy or hold the stocks of companies it believes have favorable growth prospects and whether to sell the stocks of companies whose characteristics no longer meet its criteria. Up to 25% of the Fund’s net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: American Century, which began serving as Subadviser to the Fund in May 2010, is located at 4500 Main Street, Kansas City, Missouri 64111. American Century, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

American Century uses a team of portfolio managers and analysts to manage the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Gregory J. Woodhams, CFA, Chief Investment Officer, U.S. Growth Equity — Large Cap, Senior Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

•	Joined American Century in 1997 and became a Portfolio Manager in 1998

•	Began investment career in 1981

•	BA, Rice University; MA University of Wisconsin

E. A. Prescott LeGard, CFA, Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	79p

VP – American Century Growth Fund

•	Joined American Century in 1999 and became a Portfolio Manager in 2000

•	Began investment career in 1991

•	BA, DePauw University

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

80p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Columbia Wanger International Equities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Management Investment Advisers, LLC (Investment Manager) is responsible for the oversight of the Fund’s subadviser, Columbia Wanger Asset Management LLC (CWAM), a wholly-owned subsidiary of the Investment Manager, which provides day-to-day portfolio management of the Fund.

CWAM believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher growth potential than stocks of larger companies.

CWAM typically seeks to purchase companies with:

•	A strong business franchise that offers growth potential

•	Products and services that give the company a competitive advantage

•	A stock price that CWAM believes is reasonable relative to the assets and earning power of the company

CWAM may sell a security if it reaches CWAM’s price target, if CWAM believes the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if CWAM believes other securities are more attractive. CWAM may also sell a security to fund redemptions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Geographic Concentration Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign/Emerging Markets Investing

•	Small- and Mid-Capitalization Company Risk

PORTFOLIO MANAGEMENT

Subadviser: CWAM, a wholly-owned subsidiary of the Investment Manager, which began serving as Subadviser to the Fund in May 2010, is located at 227 West Monroe Street, Chicago, Illinois 60606. CWAM, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	81p

VP – Columbia Wanger International Equities Fund

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Christopher J. Olson, CFA

•	Portfolio Manager

•	Managed the Fund since May 2010

•	Associated with CWAM or its predecessors as an investment professional since 2001

Louis J. Mendes, CFA

•	Portfolio Manager

•	Managed the Fund since May 2010

•	Associated with CWAM or its predecessors as an investment professional since 2001

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP – Columbia Wanger U.S. Equities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and midsized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Columbia Wanger Asset Management LLC (CWAM), a wholly-owned subsidiary of the Investment Manager, which provides day-to-day portfolio management of the Fund.

CWAM believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher growth potential than stocks of larger companies.

CWAM typically seeks to purchase companies with:

•	A strong business franchise that offers growth potential

•	Products and services that give the company a competitive advantage

•	A stock price that CWAM believes is reasonable relative to the assets and earning power of the company

CWAM may sell a security if the security reaches CWAM’s price target, if CWAM believes the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if CWAM believes other securities are more attractive. CWAM may also sell a security to fund redemptions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Small- and Mid-Capitalization Company Risk

PORTFOLIO MANAGEMENT

Subadviser: CWAM, a wholly-owned subsidiary of the Investment Manager, which began serving as Subadviser to the Fund in May 2010, is located at 227 West Monroe Street, Chicago, Illinois 60606. CWAM, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Robert A. Mohn, CFA

Portfolio Manager. Service with the Fund since 2010.

Portfolio Manager and Director of Domestic Research at CWAM. Associated with CWAM or its predecessors as an investment professional since 1992. Mr. Mohn began investment career in 1983 and earned a B.S. from Stanford University and an M.B.A. from the University of Chicago.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	83p

VP – Columbia Wanger U.S. Equities Fund

David L. Frank, CFA

Co-Portfolio Manager. Service with the Fund since 2012.

Portfolio Manager and Analyst of the Subadviser; associated with the Subadviser or its predecessors as an investment professional since 2002. Mr. Frank began his investment career in 1998 and earned a B.A. from Yale University and an M.B.A. from the University of Chicago.

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

84p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – DFA International Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio management team determines to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and Depositary Receipts.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Dimensional Fund Advisors, L.P. (DFA or the Subadviser), which provides day-to-day portfolio management of the Fund.

DFA’s stock selection process generally seeks to identify stocks of large non-U.S. companies that are determined to be “value” stocks at the time of purchase and are associated with developed markets countries that DFA has designated as approved markets (Approved Markets). DFA considers value stocks to be primarily those issued by companies with a high book value in relation to market value (a “book to market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. DFA, using a market capitalization weighted approach, purchases stocks of large companies located in developed market countries that have been designated as approved markets by DFA. DFA may purchase equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets.

Securities that are associated with an Approved Market include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary receipts; or (g) securities included in the Fund’s benchmark index.

Under normal market conditions, DFA intends to invest at least 40% of the Funds assets in companies in three or more non-U.S. developed market countries that have been designated as Approved Markets by DFA.

In the countries or regions authorized for investment, DFA first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. DFA then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region. DFA intends to purchase securities within each applicable country using a market capitalization weighted approach. DFA may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that DFA determines appropriate, given market conditions. Through this approach and its judgment, DFA will seek to set country weights based on the relative market capitalization of eligible large companies within each country.

DFA may sell some or all of its position in a security if the security no longer meets one or more of the eligibility criteria for purchase that are described above or, if requested by the Investment Manager, to provide liquidity for fund redemptions. Notwithstanding the foregoing, DFA retains discretion over the decision to sell any given security at any time.

Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio do pay dividends. It is anticipated, therefore, that the Fund, will receive dividend income.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	85p

VP – DFA International Value Fund

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Foreign Currency Risk

•	Geographic Concentration Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign Investing

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Subadviser: DFA, which began serving as Subadviser to the Fund in November 2011, is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. DFA, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2011.

DFA uses a team approach in managing investment portfolios. The investment team includes the Investment Committee of DFA (the Investment Committee), portfolio managers and trading personnel. In accordance with DFA’s team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios managed by DFA, including running buy and sell programs based on the parameters established by the Investment Committee.

Portfolio Managers. The portfolio managers responsible for coordinating the day-to-day management of the Fund are:

Karen Umland, CFA

•	Senior Portfolio Manager and Vice President.

•	Managed the Fund since November 2011.

•	Joined DFA in 1993.

•	Has over 23 years of investment experience.

•	B.A., Yale University; M.B.A., University of California Los Angeles.

Jed Fogdall

•	Senior Portfolio Manager and Vice President.

•	Managed the Fund since November 2011.

•	Joined DFA in 2004.

•	Has over seven years of investment experience.

•	B.S., Purdue University; M.B.A., University of California Los Angeles.

Joseph Chi, CFA

•	Senior Portfolio Manager and Vice President.

•	Managed the Fund since November 2011.

•	Joined DFA in 2005.

•	Has over 12 years of investment experience.

•	B.S. and M.B.A., University of California Los Angeles; J.D., University of Southern California.

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VP – DFA International Value Fund

Henry F. Gray

•	Head of Global Equity Trading and Vice President

•	Managed the Fund since March 2012.

•	Joined DFA in 1995.

•	Portfolio Manager, DFA, 1995 to 2005.

•	Head of Global Equity Trading, DFA, since 2006.

•	A.B., Princeton University; M.B.A., University of Chicago.

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	87p

VP – Eaton Vance Floating-Rate Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Fund’s subadviser to be of comparable quality. The Fund may also purchase secured and unsecured subordinated loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. Currently, there is an active trading market for these loans. They are generally valued on a daily basis by independent pricing services.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Eaton Vance Management (Eaton Vance), which provides day-to-day portfolio management of the Fund.

In managing the Fund, Eaton Vance seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Fund’s objective. The Eaton Vance staff monitors the credit quality of loans held and other loans available to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

•	Highly Leveraged Transactions Risk

•	High-Yield Securities Risk

•	Impairment of Collateral Risk

•	Interest Rate Risk

•	Liquidity Risk

•	Market Risk

•	Prepayment and Extension Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: Eaton Vance, which began serving as Subadviser to the Fund in May 2010, is located at Two International Place, Boston, MA 02110. Eaton Vance, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

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VP – Eaton Vance Floating-Rate Income Fund

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Scott H. Page, CFA, Portfolio Manager

•	Managed the Fund since 2010

•	Joined Eaton Vance in 1989

•	Portfolio Manager in Eaton Vance bank loan group since 1996

•	Began investment career as an investment officer of the Dartmouth College endowment and an Assistant Vice President in the Leveraged Finance Department of Citicorp.

•	B.A. Williams College; M.B.A. Amos Tuck School at Dartmouth College

Craig P. Russ, Portfolio Manager

•	Managed the Fund since 2010

•	Joined Eaton Vance in 1997

•	Portfolio Manager in Eaton Vance bank loan group since 2001

•	Began investment career in commercial lending with State Street Bank

•	B.A. Middlebury College; also studied at the London School of Economics and Political Science

Andrew Sveen, CFA, Portfolio Manager

•	Managed the Fund since 2010

•	Joined Eaton Vance in 1991 as a senior financial analyst in the bank loan group

•	Portfolio Manager in Eaton Vance bank loan group since 2008

•	Began investment career as a corporate lending officer at State Street Bank

•	B.S. from Dartmouth College; M.B.A. from William Simon School of Business Finance

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	89p

VP – Invesco International Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Invesco Advisers, Inc. (Invesco), which provides day-to-day portfolio management of the Fund.

Invesco employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The investment strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose market prices do not fully reflect these attributes. Invesco uses quantitative screens to seek to identify securities that are attractive based on their earnings, quality and valuation. Investments for the Fund are then selected using “bottom-up” fundamental research. The focus is on the strengths of individual companies, rather than sector or country trends.

Invesco may consider selling a security for several reasons, including when Invesco believes (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Fund may also hold warrants in connection with the acquisition of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Derivatives Risk — Forward Foreign Currency Contracts

•	Derivatives Risk — Futures Contracts

•	Derivatives Risk — Warrants

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Risks of Foreign/Emerging Markets Investing

PORTFOLIO MANAGEMENT

Subadviser: Invesco, which began serving as Subadviser to the Fund in May 2010, is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager. Clas Olsson leads a team of portfolio managers who are responsible for the day-to-day management of the Fund.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Clas Olsson, Lead Portfolio Manager, CIO of Invesco’s International Growth Investment Management Unit

•	Managed the Fund since May 2010.

•	Joined Invesco as an investment officer and international portfolio analyst in 1994 and promoted to his current position in 1997.

90p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Invesco International Growth Fund

•	Lead manager with respect to investments in Europe and Canada.

•	Began investment career in 1994.

•	BA in business administration, University of Texas.

Shuxin Cao, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Invesco as an international equity analyst with a focus on Asia in 1997 and promoted to portfolio manager in 1999.

•	Began investment career in 1993.

•	BA in English, Tianjin Foreign Language Institute and MBA, Texas A&M University.

Matthew Dennis, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Invesco as senior portfolio analyst in 2000 and promoted to portfolio manager in 2003.

•	Began investment career in 1994.

•	BA in economics from The University of Texas at Austin and MS in finance from Texas A&M University.

Jason Holzer, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Invesco as senior analyst in 1996 and promoted to portfolio manager in 1999.

•	Began investment career in 1994.

•	BA in quantitative economics and MS in engineering-economic systems from Stanford University.

Mark Jason, CFA, Portfolio Manager

•	Managed the Fund since August 2011.

•	Joined Invesco as a senior analyst in 2001 and promoted to portfolio manager in 2007.

•	Began investment career in 1995.

•	BS in finance and BS in real estate from California State University at Northridge.

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	91p

VP – J.P. Morgan Core Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, J.P. Morgan Investment Management Inc. (JPMIM), which provides day-to-day portfolio management of the Fund.

JPMIM analyzes four major factors in managing and constructing the Fund’s investment portfolio: duration, market sectors, maturity concentrations and individual securities. JPMIM looks for market sectors and individual securities that it believes will perform well over time. JPMIM selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. JPMIM incorporates a bottom-up, value-oriented approach to fixed income investment management, including:

•	identifying securities that are priced inefficiently;

•	making sector allocation decisions based on a broad sector outlook, utilizing expected return and valuation analysis;

•	managing the yield curve, with an emphasis on evaluating relative risk/reward relationships along the yield curve; and

•	managing portfolio duration, primarily as a risk control measure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Subadviser: JPMIM, which began serving as Subadviser to the Fund in May 2010, is located at 270 Park Avenue, New York, New York 10017. JPMIM, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

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VP – J.P. Morgan Core Bond Fund

The team of portfolio managers responsible for the day-to-day portfolio management of the Fund managed by JPMIM consists of:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Douglas S. Swanson, Portfolio Manager

•	Managed the Fund since 2010

•	Joined JPMIM and/or its predecessor in 1983 as Portfolio Manager

•	Began investment career in 1983

•	B.S., Massachusetts Institute of Technology; M.S., Sloan School at the Massachusetts Institute of Technology

Christopher Nauseda, Portfolio Manager

•	Managed the Fund since 2010

•	Joined JPMIM and/or its predecessor in 1998 as Portfolio Manager

•	Began investment career in 1982

•	B.S. and M.B.A, Wayne State University

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	93p

VP – Jennison Mid Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included in the Index was $832 million to $22.7 billion as of March 31, 2012. The market capitalization range and composition of the Index is subject to change. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Jennison Associates LLC (Jennison), which provides day-to-day portfolio management of the Fund.

Jennison seeks to identify companies with above-average earnings-per-share growth that generally have the following characteristics:

•	Sustainable earnings growth over the investment horizon

•	Strong business fundamentals

•	Stable and enduring franchise value

Jennison uses a “bottom-up,” research intensive approach to build a diversified portfolio of companies with attractive valuations and projected strong earnings growth on an intermediate-term basis. Jennison believes the market often underappreciates the performance of these steady-growth companies and seeks to capture inflection points in a company’s growth rates or business model, looking for companies transitioning from early-stage growth to a more mature, seasoned level of performance.

Jennison typically sells a security when one or more of the following occurs:

•	The security exceeds Jennison’s target price

•	A fundamental change in earnings growth or company dynamics alters Jennison’s view of appreciation potential

•	Risk characteristics increase due to changes in company fundamentals or industry trends

•	A more attractive holding candidate is uncovered

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Mid-Capitalization Company Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: Jennison, which began serving as Subadviser to the Fund in May 2010, is located at 466 Lexington Avenue, New York, NY 10017. Jennison, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

94p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Jennison Mid Cap Growth Fund

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

John Mullman, CFA, Portfolio Manager

•	Portfolio Manager and Managing Director at Jennison

•	Managed the Fund since May 2010

•	Joined Jennison in August 2000 as a portfolio manager

•	Began investment career in 1987

•	BA, College of the Holy Cross; MBA, Yale University

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	95p

VP – MFS Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Massachusetts Financial Services Company (MFS), which provides day-to-day portfolio management of the Fund.

Equity securities in which MFS may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

MFS uses a “bottom-up” investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate these and other factors may also be considered.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign Investing

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Subadviser: MFS, which began serving as Subadviser to the Fund in May 2010, is located at 500 Boylston Street, Boston, MA 02116. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). Net assets under the management of the MFS organization were approximately $251 billion as of December 31, 2011. MFS, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nevin P. Chitkara, Investment Officer and Portfolio Manager

•	Investment Officer of MFS

•	Managed the Fund since May 2010

•	Employed in the investment area of MFS since 1997

•	BS, Boston University; MBA, Massachusetts Institute of Technology

Steven R. Gorham, Investment Officer and Portfolio Manager

•	Investment Officer of MFS

•	Managed the Fund since May 2010

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VP – MFS Value Fund

•	Employed in the investment area of MFS since 1992

•	BS, University of New Hampshire; MBA, Boston College

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	97p

VP – Marsico Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund’s net assets may be invested in foreign investments, including investments in emerging markets.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Marsico Capital Management, LLC (Marsico), which provides day-to-day portfolio management of the Fund.

In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” security selection. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, attractive global investment opportunities, industry consolidation and the sustainability of financial trends. Through this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” security selection.

As part of this fundamental, “bottom-up” research, Marsico may visit a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as, without limitation, the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, or for other reasons.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

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VP – Marsico Growth Fund

•	Risks of Foreign/Emerging Markets Investing

•	Sector Risk

PORTFOLIO MANAGEMENT

Subadviser: Marsico, which began serving as Subadviser to the Fund in May 2010, is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Thomas F. Marsico, Portfolio Manager

•	Co-Managed the Fund since 2010

•	Chief Executive Officer and Chief Investment Officer of Marsico

•	Founded Marsico in 1997

•	Over 30 years of experience in the investment management field as a securities analyst and portfolio manager

•	BA, University of Colorado; MBA, University of Denver

A. Douglas Rao, Senior Analyst and Portfolio Manager

•	Co-managed the Fund since 2010

•	Joined Marsico in 2005

•	Prior to joining Marsico, he was Senior Vice President and Financial Services Analyst for U.S. equities at Trust Company of the West.

•	Over 10 years of experience as a securities analyst

•	BA, University of Virginia; MBA, University of California, Los Angeles

Coralie Witter, CFA, Senior Analyst and Portfolio Manager

•	Co-managed the Fund since November 2010

•	Joined Marsico in 2004

•	Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research

•	Over 15 years of experience as a securities analyst

•	BA, University of Colorado

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	99p

VP – Mondrian International Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund’s subadviser considers small cap companies to be those companies whose market capitalization falls within the range of companies in the MSCI World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range of the companies included in the Index was $22.1 million to $5.22 billion as of March 31, 2012. The market capitalization range and composition of the Index is subject to change. The Fund may also invest in emerging markets.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Mondrian Investment Partners Limited (Mondrian), which provides day-to-day portfolio management of the Fund.

Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. Mondrian considers small cap investment opportunities to be companies whose market capitalization falls within the range of companies in the Index. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will enter into the Fund. Mondrian’s three-stage research process includes:

•	An overview of financial statements and industry prospects;

•	Meetings (on-site) with company management to have a clearer understanding of business operations and growth prospects; and

•

Using a combination of bottom-up/top-down inputs to model the future income stream, balance sheet and cash flow projections of the company to ascertain the long-term dividend paying capability of the company, which are then used as inputs into the inflation adjusted dividend discount methodology to derive the underlying value of a company.

In addition, Mondrian may sell a security if in its view:

•	Price appreciation has led to a significant overvaluation against a predetermined value level as defined by the dividend discount model;

•	Change in the fundamentals adversely affects ongoing appraisal of value;

•	More attractive alternatives are discovered; and

•	Market capitalization significantly exceeds Mondrian’s targeted ceiling.

Mondrian may use forward foreign currency contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Derivatives Risk — Forward Foreign Currency Contracts

•	Foreign Currency Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign/Emerging Markets Investing

•	Small Capitalization Company Risk

100p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Mondrian International Small Cap Fund

PORTFOLIO MANAGEMENT

Subadviser: Mondrian, which began serving as Subadviser to the Fund in May 2010, is located at 10 Gresham Street, 5th Floor, London, United Kingdom EC2V7JD. Mondrian, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Managers. The portfolio manager responsible for the day-to-day management of the Fund is:

Dr. Ormala Krishnan, Senior Portfolio Manager

Dr. Krishnan heads Mondrian’s international small cap strategy. Dr. Krishnan has managed the Fund since May 2010. Dr. Krishnan started her investment career in 1993 with Singapore based Koeneman Capital Management. Prior to joining Mondrian in 2000 as a portfolio manager, Dr. Krishnan was an investment consultant with William M. Mercer. Upon completion of her BSc in pure and applied mathematics from the National University of Singapore, Dr. Krishnan achieved her MSc in actuarial science from City University, London. In 2006, Dr. Krishnan completed her doctoral program in investment and finance from Sir John Cass Business School, City of London. Her doctoral thesis was on “Value versus Growth in the Asian Equity Markets”.

Frances M. Cuthbert, Senior Portfolio Manager

Ms. Cuthbert has managed the Fund since March 2012. Ms. Cuthbert is a graduate of the University of Edinburgh where she completed a MA (Hons) degree in Economics. She commenced her career at Deutsche Bank before joining Mondrian in 1999 with responsibilities in the International Small Capitalization Team. Ms. Cuthbert is a CFA Charterholder, a member of the CFA Institute and a member of the CFA Society of the UK.

Aidan Nicholson, Senior Portfolio Manager

Mr. Nicholson has managed the Fund since March 2012. Having graduated from Pembroke College, Oxford with a Masters in Engineering, Economics & Management, Mr. Nicholson worked at Cazenove & Co. in the UK Smaller Companies Team, before moving to Mondrian in 2003 where he is a Senior Portfolio Manager on the International Small Capitalization Team. Mr. Nicholson is a CFA Charterholder, a member of the CFA Institute and a member of the CFA Society of the UK.

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	101p

VP – Morgan Stanley Global Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income and capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs), real estate investment trusts (REITs), and similar entities formed under the laws of non-U.S. countries.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund may reduce this 40% minimum investment amount to 30% if the portfolio managers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s Subadviser, Morgan Stanley Investment Management Inc. (MSIM), which provides day-to-day portfolio management of the Fund. MSIM is also responsible for the supervision of Morgan Stanley Investment Management Limited (MSIM Limited) and Morgan Stanley Investment Management Company (MSIM Company), each of which assists MSIM with the day-to-day portfolio management of the Fund. MSIM, MSIM Limited and MSIM Company are collectively referred to as the Subadvisers.

The Subadvisers actively manage the Fund using a combination of top-down and bottom-up methodologies. The Subadvisers’ proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks exposure to all major asset classes with an overweighting to property markets that the Subadvisers believe offer the best relative valuation. The bottom-up research process strongly influences the Subadvisers’ perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country. The Subadvisers generally consider selling a portfolio holding if the holding’s share price shifts to the point where the Subadvisers believe the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Foreign Currency Risk

•	Geographic Concentration Risk

•	Market Risk

•	Non-Diversification Risk

•	Real Estate Industry Risk

•	Risks of Foreign/Emerging Markets Investing

•	Sector Risk

102p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Morgan Stanley Global Real Estate Fund

PORTFOLIO MANAGEMENT

Subadvisers: MSIM, which began serving as the Fund’s Subadviser in May 2010, is located at 522 Fifth Avenue, New York, New York 10036. MSIM, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager. MSIM is also responsible for the supervision of MSIM Limited, located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 04948, each of which assist with the Fund’s day-to-day portfolio management, under separate Delegation Agreements with MSIM.

The Fund’s assets are managed within the Real Estate team, which is comprised of portfolio managers and analysts of MSIM, MSIM Limited and MSIM Company.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Theodore R. Bigman, Portfolio Manager

•	Managed the Fund since May 2010

•	Managing Director of MSIM

•	Associated with MSIM in an investment management capacity since 1995

Michiel te Paske, Portfolio Manager

•	Managed the Fund since May 2010

•	Managing Director of MSIM

•	Associated with MSIM in an investment management capacity since 1997

Sven van Kemenade, Portfolio Manager

•	Managed the Fund since May 2010

•	Managing Director of MSIM

•	Associated with MSIM in an investment management capacity since 1997

Angeline Ho, Portfolio Manager

•	Managed the Fund since May 2010

•	Managing Director of MSIM

•	Associated with MSIM in an investment management capacity since 1997

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	103p

VP – NFJ Dividend Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital and income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund’s net assets may be invested in foreign investments, including those from emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, NFJ Investment Group LLC (NFJ), which provides day-to-day portfolio management of the Fund.

NFJ uses a “value” investing style focusing on companies, including real estate investment trusts (REITs), whose securities it believes have low valuations. NFJ uses quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, NFJ analyzes factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and changes in companies’ fundamentals. NFJ also identifies what it believes to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, NFJ selects securities for the Fund.

NFJ considers selling a security when it believes any of the factors leading to the security’s purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign/Emerging Markets Investing

•	Value Securities Risk

•	Varying Distribution Levels Risk

PORTFOLIO MANAGEMENT

Subadviser: NFJ, which began serving as Subadviser to the Fund in May 2010, is located at 2100 Ross Avenue, Suite 700, Dallas TX 75201. NFJ, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Benno J. Fischer, CFA, Managing Director, Portfolio Manager/Analyst

•	Managing Director and founding partner of NFJ

•	Managed the Fund since May 2010

•	Founded NFJ in 1989

•	Has over 46 years of investment experience

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VP – NFJ Dividend Value Fund

Paul Magnuson, Managing Director, Portfolio Manager/Analyst

•	Portfolio Manager and Managing Director of NFJ

•	Managed the Fund since May 2010

•	Joined NFJ in 1992

•	Has over 26 years of investment experience

R. Burns McKinney, CFA, Managing Director, Portfolio Manager/Analyst

•	Portfolio Manager and Senior Vice President of NFJ

•	Managed the Fund since May 2010

•	Joined NFJ in 2006

•	Prior to joining NFJ, was an equity analyst at Evergreen Investments since 2001

•	Has over 15 years of investment experience

Thomas W. Oliver, CFA, CPA, Managing Director, Portfolio Manager/Analyst

•	Portfolio Manager and Senior Vice President of NFJ

•	Managed the Fund since May 2010

•	Joined NFJ in 2005

•	Prior to joining NFJ, was a manager of corporate reporting at Perot Systems since 1998

•	Has over 16 years of investment experience

L. Baxter Hines, Vice President, Portfolio Manager/Analyst

•	Portfolio Manager /Analyst and Vice President of NFJ

•	Managed the Fund since January 2011

•	Joined NFJ in 2008

•	Has over 6 years of experience in equity research and investment consulting.

Jeff N. Reed, CFA Vice President, Portfolio Manager/Analyst

•	Portfolio Manager/Analyst and Vice President of NFJ

•	Managed the Fund since January 2011

•	Joined NFJ 2007

•	Has over 7 years of experience in investment and financial analysis.

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	105p

VP – Nuveen Winslow Large Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest up to 20% of its net assets in non-U.S. equity securities.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Winslow Capital Management, Inc. (Winslow Capital), which provides day-to-day portfolio management of the Fund.

Winslow Capital’s fundamental, bottom-up investment process centers on identifying growth companies which exhibit some or all of the following characteristics:

•	in an industry with growth potential;

•	leading or gaining market share;

•	identifiable and sustainable competitive advantages;

•	a management team that can perpetuate the company’s competitive advantages; and

•	high, and preferably rising, return on invested capital.

In order to identify investment candidates for the Fund, Winslow Capital begins by using a quantitative screen of the companies in the Russell 1000® Index (the Index) with market capitalizations exceeding $4 billion, complemented with a limited number of companies that are either not in the Index and/or are below the $4 billion market capitalization limit. The companies that pass this screen are then qualitatively assessed in the context of their respective industry. Winslow Capital then determines which companies with potential for above-average future earnings growth fit their portfolio construction parameters in light of the companies’ valuations.

Winslow Capital employs a sell discipline which utilizes the same fundamental research process in order to control risk and protect capital. Winslow Capital may sell some or all of a position in a stock when:

•	the fundamental business prospects are deteriorating, altering the basis for investment;

•	a stock becomes fully valued; or

•	a position exceeds limits set by the subadviser.

In addition, all stocks that decline 20% or more from the purchase price or a recent high are immediately reviewed for possible fundamental deterioration, and may be trimmed, sold or added to, based on such review.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Foreign Currency Risk

•	Issuer Risk

•	Market Risk

•	Risks of Foreign Investing

•	Sector Risk

106p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

VP – Nuveen Winslow Large Cap Growth Fund

PORTFOLIO MANAGEMENT

Subadviser: Winslow Capital, which began serving as Subadviser to the Fund in November 2010, is located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, MN 55402. Winslow Capital, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Clark J. Winslow

•	Managed the Fund since November 2010.

•	Chief Executive Officer and Chief Investment Officer.

•	Founded Winslow Capital in 1992.

•	Began investment career in 1966.

•	BA, Yale University; MBA, Harvard Business School.

Justin H. Kelly, CFA

•	Managed the Fund since November 2010.

•	Senior Managing Director and Portfolio Manager.

•	Started at Winslow Capital in 1999.

•	Began investment career in 1992.

•	BS, Babson College.

R. Bart Wear, CFA

•	Managed the Fund since November 2010.

•	Senior Managing Director and Portfolio Manager.

•	Started at Winslow Capital in 1997.

•	Began investment career in 1982.

•	BS, Arizona State University.

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	107p

VP – Partners Small Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $27 million to $3.62 billion as of March 31, 2012. The market capitalization range and composition of the Index is subject to change. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadvisers, TCW Investment Management Company (TCW), Wells Capital Management Incorporated (WellsCap) and London Company of Virginia, doing business as The London Company (TLC) (each, a Subadviser), which provide day-to-day portfolio management of the Fund. Columbia Management Investment Advisers, LLC, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser and may change these proportions at any time. Each Subadviser acts independently and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.

TCW

TCW pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio.

TCW seeks small capitalization companies that it believes will have free cash flow growth, over a three to five year investment horizon, greater than what is projected by current Wall Street estimates and whose securities are attractively valued relative to TCW’s projections. TCW’s process emphasizes fundamental research, thorough due diligence with target company management and the development of proprietary financial models.

TCW utilizes fundamental analysis which generally looks for companies, which in its view, have one or more of the following factors:

•	Competitive position in a large or growing market, offering the potential for open-ended growth

•	A differentiated product or service

•	A profitable business model at maturity

•	An ability to fund revenue and earnings growth through internally generated free cash flow and/or balance sheet cash

•	A strong management team

Typically, TCW sells an individual security when in its view the company fails to meet expectations, there is a deterioration of underlying fundamentals, TCW determines to take advantage of a better investment opportunity or the individual security has reached its sell target. TCW will also sell if an individual security weighting or sector weighting is too large.

WellsCap

WellsCap seeks small-capitalization companies that are in an emerging phase of their growth cycle. WellsCap generally believes these companies have prospects for robust and sustainable growth in earnings and revenue and that they may benefit from positive revisions to expectations for earnings and revenue growth, which may lead to stock outperformance. To find growth and anticipate positive revisions, WellsCap performs fundamental research, emphasizing companies whose management teams have histories of successfully executing their strategies and whose business models appear to have sustainable profit potential. More specifically, WellsCap looks for what is being underappreciated by the market and focuses on the “gap” between their expectation for growth and what the market is discounting. WellsCap may sell a company’s stock when it sees a deterioration in fundamentals that causes it to become suspicious of a company’s prospective growth profile. Depending on the circumstances, WellsCap may also sell or trim a portfolio position when it sees a convergence or narrowing of the gap in growth rate expectations.

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VP – Partners Small Cap Growth Fund

TLC

TLC seeks to purchase profitable, financially stable small-capitalization companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values. Guiding principles of TLC’s small-cap philosophy include, among other things: (1) a focus on cash return on tangible capital, instead of earnings per share, (2) a determination of company value based on an evaluation of cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively), and (4) an overall approach based on low turnover.

TLC utilizes a bottom-up approach in the security selection process. It screens a small-capitalization universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, free cash flow yield and tangible book value growth. TLC seeks companies that are trading at a 40% or greater discount to their perceived intrinsic value. TLC looks at a company’s corporate governance structure and management incentives to try to ascertain whether or not management’s interests are aligned with shareholders’ interests. TLC seeks to identify the sources of a company’s competitive advantage as well as what levers management has at its disposal to increase shareholder value. Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase, typically when the security is trading at a low-to-reasonable valuation. TLC generally sells a security to adjust overall portfolio risk or when it believes: the security has become overvalued and has reached TLC’s price target, the security’s fundamentals have deteriorated, there is significant trading activity by insiders or there is a more promising alternative.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Multi-Adviser Risk

•	Risks of Foreign Investing

•	Sector Risk

•	Small Capitalization Company Risk

PORTFOLIO MANAGEMENT

Subadvisers: TCW, which began serving as a Subadviser to the Fund in May 2010, is located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW, subject to the supervision of the Investment Manager, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

TLC, which began serving as a Subadviser to the Fund in May 2010, is located at 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226. TLC, subject to the supervision of the Investment Manager, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

WellsCap, which began serving as a Subadviser to the Fund in May 2010, is located at 525 Market Street, San Francisco, California 94105. WellsCap, subject to the supervision of the Investment Manager, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TCW are:

Husam H. Nazer, Portfolio Manager

•	Managing Director and Senior Portfolio Manager at TCW

•	Managed the Fund since May 2010

•	Joined TCW and began investment career in 1995

•	BS, Boston University; MBA, University of Southern California

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	109p

VP – Partners Small Cap Growth Fund

Brendt Stallings, CFA, Portfolio Manager

•	Managing Director and Senior Portfolio Manager at TCW

•	Managed the Fund since May 2010

•	Joined TCW in 1998

•	Began investment career in 1990

•	BA, Stanford University; MBA, Amos Tuck School at Dartmouth College

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TLC are:

Stephen Goddard, CFA, Portfolio Manager

•	President, Chief Investment Officer and Portfolio Manager at TLC

•	Managed the Fund since May 2010

•	Founded TLC in 1994

•	Began investment career in 1989

•	BA, Virginia Military Institute; MBA, University of Richmond

Jonathan Moody, CFA, Portfolio Manager

•	Principal and Portfolio Manager at TLC

•	Managed the Fund since May 2010

•	Joined TLC in 2002

•	Began investment career in 1992

•	BS, Virginia Military Institute

J. Wade Stinnette, Portfolio Manager

•	Portfolio Manager at TLC

•	Managed the Fund since May 2010

•	Joined TLC in 2008

•	Prior to joining TLC, was a founding partner of Tanglewood Asset Management since 2002

•	Began investment career in 1987

•	BS, Virginia Military Institute

J. Brian Campbell, CFA, Portfolio Manager

•	Director of Research and Portfolio Manager at TLC

•	Managed the Fund since September 2010

•	Joined TLC in 2010

•	Prior to joining TLC, was Portfolio Manager and Director of Research at Hilliard Lyons Capital Management.

•	Began iinvestment career in 2000

•	BBA, University of Kentucky; MBA, Kelly School of Business at Indiana University

Mark E. DeVaul, CFA, CPA

•	Portfolio Manager at TLC

•	Managed the Fund since July 2011

•	Joined TLC as a Portfolio Manager and member of the firm’s investment committee in July, 2011.

•	Prior to joining TLC, spent four years as an equity research analyst with First Union Securities and Salomon Smith Barney, followed by over eight years with Nuveen Investments.

•	CFA charter holder and a member of the CFA Society of Philadelphia. Licensed CPA

•	BS in Accounting, Liberty University; MBA, University of Notre Dame

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VP – Partners Small Cap Growth Fund

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by WellsCap are:

Joseph M. Eberhardy, CFA, CPA, Portfolio Manager

•	Portfolio Manager at WellsCap

•	Managed the Fund since May 2010

•	Joined WellsCap in 2005 as part of WellsCap’s acquisition of Strong Capital Management, which he joined in 1994

•	Began investment career in 1994

•	BA, University of Wisconsin-Milwaukee

Thomas C. Ognar, CFA, Portfolio Manager

•	Portfolio Manager at WellsCap

•	Managed the Fund since May 2010

•	Joined WellsCap in 2005 as part of WellsCap’s acquisition of Strong Capital Management, which he joined in 1998

•	Began investment career in 1993

•	BS, Miami University; MS, University of Wisconsin, Madison

Bruce C. Olson, CFA, Portfolio Manager

•	Portfolio Manager at WellsCap

•	Managed the Fund since May 2010

•	Joined WellsCap in 2005 as part of WellsCap’s acquisition of Strong Capital Management, which he joined in 1994

•	Began investment career in 1982

•	BA, Gustavus Adolphus College

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	111p

VP – PIMCO Mortgage-Backed Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return through current income and capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Pacific Investment Management Company LLC (PIMCO), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund’s objective, PIMCO chooses investments by utilizing:

•	Duration management;

•	Yield curve or maturity structuring;

•	Sub-sector rotation; and

•	Bottom-up techniques including in-house credit and quantitative research.

In evaluating whether to sell a security, PIMCO considers, among other factors, whether:

•	The interest rate or economic outlook changes.

•	The security is overvalued relative to alternative investments.

•	The issuer or the security continues to meet the other standards described above.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on PIMCO’s forecast for interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

•	Derivatives Risk — Forward Contracts

•	Derivatives Risk — Futures Contracts

•	Derivatives Risk — Options

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Leverage Risk

•	Liquidity Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Prepayment and Extension Risk

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VP – PIMCO Mortgage-Backed Securities Fund

PORTFOLIO MANAGEMENT

Subadviser: PIMCO, which began serving as Subadviser to the Fund in May 2010, is located at 840 Newport Center Drive, Newport Beach, CA 92660, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Simon, Portfolio Manager

•	Managing Director at PIMCO

•	Managed the Fund since May 2010.

•	Joined PIMCO as Portfolio Manager in 2000

•	Prior to joining PIMCO, served as a Senior Managing Director and co-head of mortgage-backed securities pass-through trading at Bear Stearns & Co.

•	Began investment career in 1983

•	B.S. and M.S. in Industrial Engineering, Stanford University

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	113p

VP – Pyramis® International Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (Index). The market capitalization range of the companies included within the Index was $69 million to $207.4 billion as of March 31, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund will provide shareholders with at least 60 days written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Pyramis Global Advisors, LLC (Pyramis), an indirectly held, wholly-owned subsidiary of FMR LLC, which provides day-to-day portfolio management of the Fund.

When buying and selling a security, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including, but not limited to, its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate the securities’ growth potential, valuation, liquidity, and investment risks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Geographic Concentration Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: Pyramis Global Advisors, LLC, an indirectly held, wholly-owned subsidiary of FMR LLC, which began serving as Subadviser to the Fund in May 2010, is located at 900 Salem Street, Smithfield, Rhode Island 02917. Pyramis, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Cesar Hernandez, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•

Joined Fidelity in 1989. Mr. Hernandez developed the select international strategy at Fidelity and has been responsible for managing select international and select global portfolios on behalf of institutional investors around the world since the discipline’s inception in 1989.

•	Began investment career in 1986.

•	BS, Universidad Simon Bolivar; MBA, Babson College.

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VP – Pyramis® International Equity Fund

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP – Wells Fargo Short Duration Government Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income consistent with capital preservation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest up to 20% of its net assets within non-government mortgage and asset-backed securities.

Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the oversight of the Fund’s subadviser, Wells Capital Management Incorporated (WellsCap or the Subadviser), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund’s objective, WellsCap will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or are deemed by WellsCap to be of comparable quality. As part of the Fund’s investment strategy, the Subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, WellsCap may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.

In pursuit of the Fund’s objective, the Subadviser chooses debt securities that it believes:

•	offer competitive returns;

•	are undervalued; and

•	offer additional income and /or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity.

In evaluating whether to sell a security, the Subadviser considers, among other factors, whether:

•	The security has achieved its designed return.

•	The security or its sector has become overvalued.

•	A more attractive opportunity becomes available or the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Interest Rate Risk

•	Leverage Risk

•	Liquidity Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Prepayment and Extension Risk

•	Stripped Securities Risk

•	U.S. Government Obligations Risk

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VP – Wells Fargo Short Duration Government Fund

PORTFOLIO MANAGEMENT

Subadviser: Wells Capital Management Incorporated (WellsCap), which began serving as Subadviser to the Fund in May 2010, is located at 525 Market Street, San Francisco, California 94105. WellsCap, subject to the supervision of the Investment Manager, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the Investment Manager.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Thomas O’Connor, CFA, Portfolio Manager

•	Managed the Fund since 2010

•	Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at WellsCap

•	Joined the Montgomery Fixed Income Team as Senior Portfolio Manager in 2000

•

Prior to joining WellsCap, Senior Portfolio Manager in charge of agency mortgages at Vanderbilt Capital Advisors and a Senior Trader of agency mortgages in both a proprietary and market-making role at the Union Bank of Switzerland

•	Began investment career in 1988

•	B.S. in Business Administration, University of Vermont

Troy Ludgood, Portfolio Manager

•	Managed the Fund since 2010

•	Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at WellsCap

•	Joined the Montgomery Fixed Income Team in 2004

•	Prior to joining WellsCap, Trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds

•	Began investment career in 2000

•	M.B.A, Wharton School, University of Pennsylvania

The Statement of Additional Information provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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Descriptions of the Principal Risks of Investing in

the Funds

Descriptions of principal risks for certain Funds may be different as shown in the table below based upon differences in the Funds’ principal investment strategies.

Risk Type/Fund(s)	Description

Active Management Risk

Columbia VP – Limited Duration Credit Fund

VP – American Century Diversified Bond Fund

VP – American Century Growth Fund

VP – Columbia Wanger International Equities Fund

VP – Columbia Wanger U.S. Equities Fund

VP – DFA International Value Fund

VP – Eaton Vance Floating Rate Income Fund

VP – Invesco International Growth Fund

VP – J.P. Morgan Core Bond Fund

VP – Jennison Mid Cap Growth Fund

VP – Marsico Growth Fund

VP – MFS Value Fund

VP – Mondrian International Small Cap Fund

VP – Morgan Stanley Global Real Estate Fund

VP – NFJ Dividend Value Fund

VP – Nuveen Winslow Large Cap Growth Fund

VP – Partners Small Cap Growth Fund

VP – PIMCO Mortgage-Backed Securities Fund

VP – Pyramis® International Equity Fund

VP – Wells Fargo Short Duration Government Fund

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.
Counterparty Risk

VP – Eaton Vance Floating Rate Income Fund VP – PIMCO Mortgage-Backed Securities Fund	The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality.
Credit Risk

Columbia VP – Limited Duration Credit Fund VP – American Century Diversified Bond Fund VP – J.P. Morgan Core Bond Fund VP – Wells Fargo Short Duration Government Fund	Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Lower quality or unrated securities held by the Fund may present increased credit risk.

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Risk Type/Fund(s)	Description

VP – Eaton Vance Floating Rate Income Fund	Credit risk is the risk that the borrower of a loan or the issuer of another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other fixed-income securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

VP – PIMCO Mortgage-Backed Securities Fund	Credit risk is the risk that the issuer of a fixed-income security will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. In addition, investments in emerging markets debt obligations also are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt obligations, to honor their contractual commitments, and because emerging markets governments and other issuers have historically high default rates. Lower quality or unrated securities held by the Fund may present increased credit risk.
Derivatives Risk — Credit Default Swaps

VP – American Century Diversified Bond Fund	The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	119p

Risk Type/Fund(s)	Description

Derivatives Risk — Forward Contracts

VP – American Century Diversified Bond Fund VP – PIMCO Mortgage-Backed Securities Fund	The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks”.
Derivatives Risk — Forward Foreign Currency Contracts

VP – American Century Diversified Bond Fund VP – Invesco International Growth Fund VP – Mondrian International Small Cap Fund	The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future, for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities for coverage purposes in an amount equal to the value of the Fund’s forward foreign currency contracts which may limit the Fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices.

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Risk Type/Fund(s)	Description

Derivatives Risk — Futures Contracts

VP – American Century Diversified Bond Fund VP – Invesco International Growth Fund VP – PIMCO Mortgage-Backed Securities Fund	The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.
Derivatives Risk — Options

VP – PIMCO Mortgage-Backed Securities Fund	The Fund may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.
Derivatives Risk — Warrants

VP – Invesco International Growth Fund	Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	121p

Risk Type/Fund(s)	Description

Foreign Currency Risk

VP – DFA International Value Fund VP – Mondrian International Small Cap Fund VP – Morgan Stanley Global Real Estate Fund VP – Nuveen Winslow Large Cap Growth Fund	The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.
Geographic Concentration Risk

VP – Columbia Wanger International Equities Fund VP – Morgan Stanley Global Real Estate Fund VP – Pyramis® International Equity Fund	The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.
Highly Leveraged Transactions Risk

VP – Eaton Vance Floating Rate Income Fund	The loans or other securities in which the Fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers upon their credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
High — Yield Securities Risk

Columbia VP – Limited Duration Credit Fund VP – American Century Diversified Bond Fund VP – J.P. Morgan Core Bond Fund VP – PIMCO Mortgage-Backed Securities Fund	Below-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Below-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

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Risk Type/Fund(s)	Description

VP – Eaton Vance Floating Rate Income Fund	Below-investment grade loans or other fixed-income securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and repay principal when due than to changes in interest rates. Below-investment grade loans or other debt securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Impairment of Collateral Risk

VP – Eaton Vance Floating Rate Income Fund	The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk

Columbia VP – Limited Duration Credit Fund

VP – American Century Diversified Bond Fund

VP – J.P. Morgan Core Bond Fund

VP – PIMCO Mortgage-Backed Securities Fund

VP – Wells Fargo Short Duration Government Fund

Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk.

VP – Eaton Vance Floating Rate Income Fund	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

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Risk Type/Fund(s)	Description
Issuer Risk

VP – American Century Diversified Bond Fund

VP – American Century Growth Fund

VP – Columbia Wanger International Equities Fund

VP – Columbia Wanger U.S. Equities Fund

VP – DFA International Value Fund

VP – Invesco International Growth Fund

VP – J.P. Morgan Core Bond Fund

VP – Jennison Mid Cap Growth Fund

VP – Marsico Growth Fund

VP – MFS Value Fund

VP – Mondrian International Small Cap Fund

VP – NFJ Dividend Value Fund

VP – Nuveen Winslow Large Cap Growth Fund

VP – Partners Small Cap Growth Fund

VP – PIMCO Mortgage-Backed Securities Fund

VP – Pyramis® International Equity Fund

An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.
Leverage Risk

VP – PIMCO Mortgage-Backed Securities Fund VP – Wells Fargo Short Duration Government Fund	Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk

Columbia VP – Limited Duration Credit Fund

VP – American Century Diversified Bond Fund

VP – Invesco International Growth Fund

VP – J.P. Morgan Core Bond Fund

VP – PIMCO Mortgage-Backed Securities Fund

VP – Pyramis® International Equity Fund

VP – Wells Fargo Short Duration Government Fund

Liquidity risk is the risk associated with a lack of marketability of investmentswhich may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

VP – Eaton Vance Floating Rate Income Fund	Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance.

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Risk Type/Fund(s)	Description
Market Risk

Columbia VP – Limited Duration Credit Fund

VP – American Century Diversified Bond Fund

VP – American Century Growth Fund

VP – Columbia Wanger International Equities Fund

VP – Columbia Wanger U.S. Equities Fund

VP – DFA International Value Fund

VP – Invesco International Growth Fund

VP – J.P. Morgan Core Bond Fund

VP – Jennison Mid Cap Growth Fund

VP – Marsico Growth Fund

VP – MFS Value Fund

VP – Mondrian International Small Cap Fund

VP – Morgan Stanley Global Real Estate Fund

VP – NFJ Dividend Value Fund

VP – Nuveen Winslow Large Cap Growth Fund

VP – Partners Small Cap Growth Fund

VP – PIMCO Mortgage-Backed Securities Fund

VP – Pyramis® International Equity Fund

VP – Wells Fargo Short Duration Government Fund

The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

VP – Eaton Vance Floating Rate Income Fund	The market value of floating rate loans and other investments may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other investments may fluctuate, sometimes rapidly and unpredictably.

Mid — Capitalization Company Risk

VP – Jennison Mid Cap Growth Fund	Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies. Securities of mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger-cap companies.
Mortgage-Related and Other Asset-Backed Risk

Columbia VP – Limited Duration Credit Fund

VP – American Century Diversified Bond Fund

VP – J.P. Morgan Core Bond Fund

VP – PIMCO Mortgage-Backed Securities Fund

VP – Wells Fargo Short Duration Government Fund

Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	125p

Risk Type/Fund(s)	Description
Multi-Adviser Risk

VP – Partners Small Cap Growth Fund	The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Non-Diversification Risk

VP – Morgan Stanley Global Real Estate Fund	The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.
Prepayment and Extension Risk

Columbia VP – Limited Duration Credit Fund

VP – American Century Diversified Bond Fund

VP – Eaton Vance Floating Rate Income Fund

VP – J.P. Morgan Core Bond Fund

VP – PIMCO Mortgage-Backed Securities Fund

VP – Wells Fargo Short Duration Government Fund

Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Real Estate Industry Risk

VP – Morgan Stanley Global Real Estate Fund

Because of the Fund’s ability to invest in REITs, REOCs and foreign real estate investment companies, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

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Risk Type/Fund(s)	Description

Risks of Foreign Investing

VP – American Century Diversified Bond Fund

VP – American Century Growth Fund

VP – DFA International Value Fund

VP – Eaton Vance Floating Rate Income Fund

VP – Jennison Mid Cap Growth Fund

VP – MFS Value Fund

VP – Nuveen Winslow Large Cap Growth Fund

VP – Partners Small Cap Growth Fund

VP – Pyramis® International Equity Fund

Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

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Risk Type/Fund(s)	Description

Risks of Foreign/Emerging Markets Investing

Columbia VP – Limited Duration Credit Fund

VP – Columbia Wanger International Equities Fund

VP – Invesco International Growth Fund

VP – Marsico Growth Fund

VP – Mondrian International Small Cap Fund

VP – Morgan Stanley Global Real Estate Fund

VP – NFJ Dividend Value Fund

Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk

VP – American Century Diversified Bond Fund VP – Marsico Growth Fund VP – Morgan Stanley Global Real Estate Fund VP – Nuveen Winslow Large Cap Growth Fund VP – Partners Small Cap Growth Fund	By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

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Risk Type/Fund(s)	Description

Small — and Mid-Capitalization Company Risk

VP – Columbia Wanger International Equities Fund VP – Columbia Wanger U.S. Equities Fund	Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies. Securities of small- and mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger-cap companies.
Small Capitalization Company Risk

VP – Partners Small Cap Growth Fund VP – Mondrian International Small Cap Fund	Investments in small capitalization (small cap) companies often involve greater risks than investments in larger, more established companies because small cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies. Securities of small cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger-cap companies.
Sovereign Debt Risk

Columbia VP – Limited Duration Credit Fund VP – American Century Diversified Bond Fund

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

Stripped Securities Risk

VP – Wells Fargo Short Duration Government Fund	Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

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Risk Type/Fund(s)	Description

U.S. Government Obligations Risk

VP – American Century Diversified Bond Fund VP – Wells Fargo Short Duration Government Fund	While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.
Value Securities Risk

VP – DFA International Value Fund VP – MFS Value Fund VP – NFJ Dividend Value Fund	Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).
Varying Distribution Levels Risk

VP – NFJ Dividend Value Fund	The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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MORE ABOUT ANNUAL FUND OPERATING EXPENSES AND PAST PERFORMANCE

The following information is presented in addition to, and should be read in conjunction with the information that appears in each Fund’s Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses shown in the “Fees and Expenses of the Fund” section of this prospectus are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or later, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table.

The commitments by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses are expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and/or to reimburse expenses (excluding certain fees and expenses as described below) through April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates shown below:

Fund	Class 1	Class 2
Columbia VP – Limited Duration Credit Fund	0.53%	0.78%
VP – American Century Diversified Bond Fund	0.71%	0.96%
VP – American Century Growth Fund	0.79%	1.04%
VP – Columbia Wanger International Equities Fund	1.00%	1.25%
VP – Columbia Wanger U.S. Equities Fund	0.96%	1.21%
VP – DFA International Value Fund	0.91%	1.16%
VP – Eaton Vance Floating-Rate Income Fund	0.72%	0.97%
VP – Invesco International Growth Fund	1.00%	1.25%
VP – J.P. Morgan Core Bond Fund	0.71%	0.96%
VP – Jennison Mid Cap Growth Fund	0.82%	1.07%
VP – MFS Value Fund	0.79%	1.04%
VP – Marsico Growth Fund	0.79%	1.04%
VP – Mondrian International Small Cap Fun	1.00%	1.25%
VP – Morgan Stanley Global Real Estate Fund	0.89%	1.14%
VP – NFJ Dividend Value Fund	0.76%	1.01%
VP – Nuveen Winslow Large Cap Growth Fund	0.79%	1.04%
VP – Partners Small Cap Growth Fund	0.97%	1.22%
VP – PIMCO Mortgage-Backed Securities Fund	0.64%	0.89%
VP – Pyramis® International Equity Fund	1.00%	1.25%
VP – Wells Fargo Short Duration Government Fund	0.60%	0.85%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs)), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effect of fee waivers and/or expense reimbursements on Past Performance. The Fund’s returns shown in the “Past Performance” section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers and/or expense reimbursements, the Fund’s returns would have been lower.

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OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal investment strategies. For example, a Fund that does not include investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs, also referred to as “acquired funds”) as part of its principal investment strategies may make such investment. Ownership of acquired funds results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. Certain ETFs are designed to replicate the price and yield of a specified market index. The share price of these ETFs may not track their specified market index and may trade below net asset value. These ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which a Fund may invest are actively managed (i.e., they do not track an index), which indirectly subjects the Fund to active management risk of the ETF. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, Funds that do not include the use of derivatives as part of their principal investment strategy may use such instruments to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase investment flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

For more information on strategies and the risks of such strategies, including derivative instruments that a Fund may use, see the Funds’ Statement of Additional Information (SAI). For more information on a Fund’s holdings, see the Fund’s annual and semiannual reports.

Investing Defensively. A Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. See above for more information on the risks of investing in derivatives.

A Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also “Investing in Money Market Funds” under the section “Additional Management Information” for more information.

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Lending of Portfolio Securities. The Funds may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Funds’ securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Funds may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value of or return on its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Funds’ SAI and its annual and semiannual reports.

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Funds’ securities transactions are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions paid by each Fund are set forth in the SAI. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) paid by the Funds for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Funds’ purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the “Annual Fund Operating Expenses” table under “Fees and Expenses of the Fund” for each Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. The Funds’ historical portfolio turnover rates, which measure how frequently a Fund buys and sells investments, are shown in the “Financial Highlights.”

Change in Subadviser(s). From time to time, the Investment Manager may add or change unaffiliated subadvisers. See “Fund Management and Compensation, Investment Manager.” The date the current Subadviser(s) began serving the Fund is set forth under “Portfolio Management”. When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the “Financial Highlights” applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under “Portfolio Turnover.”

Directed Brokerage. The Board has adopted a policy prohibiting the Investment Manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), 225 Franklin Street, Boston, MA 02110, is the investment manager to the Funds and various other funds, including other Columbia-branded funds (the Columbia Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Columbia Funds, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	133p

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Each Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement) the fee for the most recent fiscal year was as follows:

Fund	Management Fee as a percentage of the Fund’s average daily net assets for the fiscal period ended December 31, 2011

Columbia VP – Limited Duration Credit Fund	0.46%
VP – American Century Diversified Bond Fund	0.46%
VP – American Century Growth Fund	0.63%
VP – Columbia Wanger International Equities Fund	0.92%
VP – Columbia Wanger U.S. Equities Fund	0.86%
VP – DFA International Value Fund	0.84%
VP – Eaton Vance Floating-Rate Income Fund	0.63%
VP – Invesco International Growth Fund	0.83%
VP – J.P. Morgan Core Bond Fund	0.46%
VP – Jennison Mid Cap Growth Fund	0.75%
VP – MFS Value Fund	0.63%
VP – Marsico Growth Fund	0.63%
VP – Mondrian International Small Cap Fund	0.94%
VP – Morgan Stanley Global Real Estate Fund	0.85%
VP – NFJ Dividend Value Fund	0.63%
VP – Nuveen Winslow Large Cap Growth Fund	0.63%
VP – Partners Small Cap Growth Fund	0.87%
VP – PIMCO Mortgage-Backed Securities Fund	0.48%
VP – Pyramis® International Equity Fund	0.85%
VP – Wells Fargo Short Duration Government Fund	0.47%

Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the IMS Agreement is available in the Funds’ annual report to shareholders for the period ended December 31, 2010.

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Buying and Selling Shares

References to “the Fund” throughout the remainder of the prospectus refer to the VP Funds singularly or collectively as the context requires.

DESCRIPTION OF THE SHARE CLASSES

Share Class Features

The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors

Shares of the Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act), the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets for Class 2 shares. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

Selling Agent Compensation

The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	135p

Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments. Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

BUYING, SELLING AND TRANSFERRING SHARES

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation

136p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Shareholder Information

Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product.

Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract or a participant in a Qualified Plan who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by Columbia Management Investment Services Corp. (the Transfer Agent) or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your Contract prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Transferring Shares— Excessive Trading Practices Policy of Non-Money Market Funds below.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

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To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Distributions and Taxes

REINVESTMENTS

All distributions by the Funds are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each of the following Funds intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes: Columbia VP – Limited Duration Credit Fund, VP – American Century Diversified Bond Fund, VP – Columbia Wanger International Equities Fund, VP – DFA International Value Fund, VP – Eaton Vance Floating-Rate Income Fund, VP – Invesco International Growth Fund, VP – J.P. Morgan Core Bond Fund, VP – Mondrian International Small Cap Fund, VP – Morgan Stanley Global Real Estate Fund, VP – PIMCO Mortgage-Backed Securities Fund, VP – Pyramis® International Equity Fund and VP – Wells Fargo Short Duration Government Fund.

Each of the following Funds is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders: VP – American Century Growth Fund, VP – Columbia Wanger U.S. Equities Fund, VP – Jennison Mid Cap Growth Fund, VP – MFS Value Fund, VP – Marsico Growth Fund, VP – NFJ Dividend Value Fund, VP – Nuveen Winslow Large Cap Growth Fund and VP – Partners Small Cap Growth Fund.

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

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Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110, provides underwriting and distribution services to the Funds.

Transfer Agency Services. Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee as set forth in the SAI, and reimburses the Transfer Agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

ADDITIONAL MANAGEMENT INFORMATION

Affiliated Products. Columbia Management serves as Investment Manager to the Columbia Funds, including those that are structured to provide asset-allocation services to shareholders of those funds (funds of funds) by investing in shares of other Columbia Funds, including the Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the Investment Manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Investing in Money Market Funds. The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Investment Manager. These funds are not insured or guaranteed by the FDIC or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Investment Manager and its affiliates receive fees from affiliated funds for providing advisory and/or other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

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Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the Securities and Exchange Commission website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Potential Conflicts of Interest

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and other distributions, if any). Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total return for all periods shown. The information has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

Columbia Variable Portfolio – Limited Duration Credit Fund

Year ended Dec. 31,
2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.27	$10.00
Income from investment operations:
Net investment income	0.29	0.18
Net realized and unrealized gain (loss)	(0.05)	0.09
Total from investment operations	0.24	0.27
Less distributions to shareholders from:
Net investment income	(0.13)	—
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.16)	—
Net asset value, end of period	$10.35	$10.27
Total return	2.38%	2.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.59%	0.61%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.54%	0.54%	(c)
Net investment income	2.85%	2.75%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,681,324	$2,370,410
Portfolio turnover	94%	16%	(e)

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

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Columbia Variable Portfolio – Limited Duration Credit Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.25	$10.00
Income from investment operations:
Net investment income	0.27	0.17
Net realized and unrealized gain (loss)	(0.05)	0.08
Total from investment operations	0.22	0.25
Less distributions to shareholders from:
Net investment income	(0.13)	—
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.16)	—
Net asset value, end of period	$10.31	$10.25
Total return	2.09%	2.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84%	0.86%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.79%	0.79%	(c)
Net investment income	2.59%	2.64%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4,178	$1,250
Portfolio turnover	94%	16%	(e)
Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

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Variable Portfolio – American Century Diversified Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.47	$10.15
Income from investment operations:
Net investment income	0.29	0.16
Net realized and unrealized gain	0.48	0.16
Total from investment operations	0.77	0.32
Less distributions to shareholders from:
Net investment income	(0.11)	—
Net realized gains	(0.05)	—
Total distributions to shareholders	(0.16)	—
Net asset value, end of period	$11.08	$10.47
Total return	7.41%	3.15%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.59%	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.57%	0.55%	(c)
Net investment income	2.69%	2.32%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,328,963	$1,997,905
Portfolio turnover	85%	66%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.46	$10.15
Income from investment operations:
Net investment income	0.26	0.15
Net realized and unrealized gain	0.48	0.16
Total from investment operations	0.74	0.31
Less distributions to shareholders from:
Net investment income	(0.10)	—
Net realized gains	(0.05)	—
Total distributions to shareholders	(0.15)	—
Net asset value, end of period	$11.05	$10.46
Total return	7.10%	3.05%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84%	0.85%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.83%	0.80%	(c)
Net investment income	2.45%	2.22%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,415	$817
Portfolio turnover	85%	66%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

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Variable Portfolio – American Century Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.33	$10.00
Income from investment operations:
Net investment income	0.09	0.06
Net realized and unrealized gain (loss)	(0.16)	1.27
Total from investment operations	(0.07)	1.33
Net asset value, end of period	$11.26	$11.33
Total return	(0.62% )	13.30%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75%	0.78%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.70%	0.70%	(c)
Net investment income	0.82%	1.00%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,702,237	$1,781,141
Portfolio turnover	96%	56%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.31	$10.00
Income from investment operations:
Net investment income	0.07	0.09
Net realized and unrealized gain (loss)	(0.17)	1.22
Total from investment operations	(0.10)	1.31
Net asset value, end of period	$11.21	$11.31
Total return	(0.88% )	13.10%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.00%	1.03%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	0.95%	(c)
Net investment income	0.58%	1.24%	(c)
Supplemental data
Net assets, end of period (in thousands)	$498	$197
Portfolio turnover	96%	56%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

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Variable Portfolio – Columbia Wanger International Equities Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$12.31		$10.00
Income from investment operations:
Net investment income	0.14		0.04
Net realized and unrealized gain (loss)	(1.74)		2.32
Increase from payments by affiliate	0.00	(b)	0.01
Total from investment operations	(1.60)		2.37
Less distributions to shareholders from:
Net investment income	(0.33)		(0.06)
Net realized gains	(0.16)		—
Total distributions to shareholders	(0.49)		(0.06)
Net asset value, end of period	$10.22		$12.31
Total return	(13.57%	)(c)	23.75%	(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.13%		1.33%	(f)
Net expenses after fees waived or expenses reimbursed(g)	1.06%		1.15%	(f)
Net investment income	1.21%		0.63%	(f)
Supplemental data
Net assets, end of period (in thousands)	$517,956		$503,442
Portfolio turnover	32%		20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, total return would have been the same as the total return presented in the table above.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

146p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – Columbia Wanger International Equities Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$12.31		$10.00
Income from investment operations:
Net investment income	0.11		0.00	(b)
Net realized and unrealized gain (loss)	(1.74)		2.35
Increase from payments by affiliate	0.00	(b)	0.01
Total from investment operations	(1.63)		2.36
Less distributions to shareholders from:
Net investment income	(0.30)		(0.05)
Net realized gains	(0.16)		—
Total distributions to shareholders	(0.46)		(0.05)
Net asset value, end of period	$10.22		$12.31
Total return	(13.77%	)(c)	23.63%	(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.39%		1.48%	(f)
Net expenses after fees waived or expenses reimbursed(g)	1.29%		1.40%	(f)
Net investment income	0.95%		0.05%	(f)
Supplemental data
Net assets, end of period (in thousands)	$3,625		$1,306
Portfolio turnover	32%		20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, total return would have been the same as the total return presented in the table above.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	147p

Variable Portfolio – Columbia Wanger U.S. Equities Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.87	$10.00
Income from investment operations:
Net investment loss	(0.04)	(0.01)
Net realized and unrealized gain (loss)	(0.53)	1.88
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(0.57)	1.87
Net asset value, end of period	$11.30	$11.87
Total return	(4.80% )	18.70%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.00%	1.06%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.97%	0.97%	(e)
Net investment loss	(0.35% )	(0.09%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$666,865	$656,773
Portfolio turnover	18%	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the Year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.85	$10.00
Income from investment operations:
Net investment income (loss)	(0.06)	0.00	(b)
Net realized and unrealized gain (loss)	(0.54)	1.85
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(0.60)	1.85
Net asset value, end of period	$11.25	$11.85
Total return	(5.06% )	18.50%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.25%	1.31%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.22%	1.22%	(e)
Net investment income (loss)	(0.55% )	0.02%	(e)
Supplemental data
Net assets, end of period (in thousands)	$2,710	$779
Portfolio turnover	18%	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the Year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

148p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – DFA International Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.25	$10.00
Income from investment operations:
Net investment income	0.23	0.07
Net realized and unrealized gain (loss)	(2.31)	1.27
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(2.08)	1.34
Less distributions to shareholders from:
Net investment income	(0.23)	(0.09)
Net realized gains	(0.30)	—
Tax return of capital	(0.01)	—
Total distributions to shareholders	(0.54)	(0.09)
Net asset value, end of period	$8.63	$11.25
Total return	(19.37% )	13.53%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.00%	1.04%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.93%	0.92%	(e)
Net investment income	2.29%	1.04%	(e)
Supplemental data
Net assets, end of period (in thousands)	$1,293,915	$1,254,171
Portfolio turnover	104%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	149p

Variable Portfolio – DFA International Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.24	$10.00
Income from investment operations:
Net investment income	0.19	0.02
Net realized and unrealized gain (loss)	(2.29)	1.30
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(2.10)	1.32
Less distributions to shareholders from:
Net investment income	(0.21)	(0.08)
Net realized gains	(0.30)	—
Tax return of capital	(0.01)	—
Total distributions to shareholders	(0.52)	(0.08)
Net asset value, end of period	$8.62	$11.24
Total return	(19.55% )	13.30%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.25%	1.29%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.18%	1.17%	(e)
Net investment income	1.89%	0.28%	(e)
Supplemental data
Net assets, end of period (in thousands)	$1,702	$583
Portfolio turnover	104%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

150p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$9.92	$9.62
Income from investment operations:
Net investment income	0.46	0.24
Net realized and unrealized gain (loss)	(0.20)	0.06
Total from investment operations	0.26	0.30
Less distributions to shareholders from:
Net investment income	(0.19)	—
Net realized gains	(0.02)	—
Total distributions to shareholders	(0.21)	—
Net asset value, end of period	$9.97	$9.92
Total return	2.60%	3.12%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.79%	0.83%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.68%	0.58%	(c)
Net investment income	4.61%	3.89%	(c)
Supplemental data
Net assets, end of period (in thousands)	$916,052	$788,430
Portfolio turnover	46%	19%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	151p

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$9.83	$9.62
Income from investment operations:
Net investment income	0.43	0.25
Net realized and unrealized loss	(0.20)	(0.04)
Total from investment operations	0.23	0.21
Less distributions to shareholders from:
Net investment income	(0.18)	—
Net realized gains	(0.02)	—
Total distributions to shareholders	(0.20)	—
Net asset value, end of period	$9.86	$9.83
Total return	2.33%	2.18%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04%	1.08%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	0.83%	(c)
Net investment income	4.39%	3.97%	(c)
Supplemental data
Net assets, end of period (in thousands)	$8,173	$1,735
Portfolio turnover	46%	19%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

152p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – Invesco International Growth Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.64		$10.00
Income from investment operations:
Net investment income	0.21		0.06
Net realized and unrealized gain (loss)	(0.98)		1.63
Increase from payments by affiliate	0.00	(b)	0.01
Total from investment operations	(0.77)		1.70
Less distributions to shareholders from:
Net investment income	(0.21)		(0.06)
Net realized gains	(0.12)		—
Total distributions to shareholders	(0.33)		(0.06)
Net asset value, end of period	$10.54		$11.64
Total return	(6.92%	)(c)	17.11%	(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.00%		1.02%	(f)
Net expenses after fees waived or expenses reimbursed(g)	0.95%		0.96%	(f)
Net investment income	1.86%		0.87%	(f)
Supplemental data
Net assets, end of period (in thousands)	$1,772,805		$1,645,212
Portfolio turnover	24%		17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)	During the Year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	153p

Variable Portfolio – Invesco International Growth Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.63		$10.00
Income from investment operations:
Net investment income	0.13		0.02
Net realized and unrealized gain (loss)	(0.93)		1.65
Increase from payments by affiliate	0.00	(b)	0.01
Total from investment operations	(0.80)		1.68
Less distributions to shareholders from:
Net investment income	(0.18)		(0.05)
Net realized gains	(0.12)		—
Total distributions to shareholders	(0.30)		(0.05)
Net asset value, end of period	$10.53		$11.63
Total return	(7.12%	)(c)	16.89%	(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.25%		1.29%	(f)
Net expenses after fees waived or expenses reimbursed(g)	1.20%		1.21%	(f)
Net investment income	1.22%		0.30%	(f)
Supplemental data
Net assets, end of period (in thousands)	$1,889		$456
Portfolio turnover	24%		17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)	During the Year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

154p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – J.P. Morgan Core Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.39	$10.00
Income from investment operations:
Net investment income	0.30	0.14
Net realized and unrealized gain	0.43	0.25
Total from investment operations	0.73	0.39
Less distributions to shareholders from:
Net investment income	(0.13)	—
Net realized gains	(0.08)	—
Total distributions to shareholders	(0.21)	—
Net asset value, end of period	$10.91	$10.39
Total return	7.09%	3.90%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.60%	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.58%	0.55%	(c)
Net investment income	2.83%	2.12%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,088,567	$1,791,928
Portfolio turnover	21%	78%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.37	$10.00
Income from investment operations:
Net investment income	0.27	0.15
Net realized and unrealized gain	0.43	0.22
Total from investment operations	0.70	0.37
Less distributions to shareholders from:
Net investment income	(0.12)	—
Net realized gains	(0.08)	—
Total distributions to shareholders	(0.20)	—
Net asset value, end of period	$10.87	$10.37
Total return	6.76%	3.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84%	0.87%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.83%	0.80%	(c)
Net investment income	2.59%	2.26%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,103	$1,173
Portfolio turnover	21%	78%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	155p

Variable Portfolio — Jennison Mid Cap Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.36	$10.00
Income from investment operations:
Net investment income	0.03	0.05
Net realized and unrealized gain	0.20	1.31
Total from investment operations	0.23	1.36
Net asset value, end of period	$11.59	$11.36
Total return	2.02%	13.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.91%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.83%	0.82%	(c)
Net investment income	0.25%	0.81%	(c)
Supplemental data
Net assets, end of period (in thousands)	$916,179	$839,892
Portfolio turnover	44%	25%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.33		$10.00
Income from investment operations:
Net investment income	0.00	(b)	0.08
Net realized and unrealized gain	0.21		1.25
Total from investment operations	0.21		1.33
Net asset value, end of period	$11.54		$11.33
Total return	1.85%		13.30%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.13%		1.16%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.08%		1.07%	(d)
Net investment income	0.03%		1.20%	(d)
Supplemental data
Net assets, end of period (in thousands)	$953		$348
Portfolio turnover	44%		25%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

156p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – MFS Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.76	$10.00
Income from investment operations:
Net investment income	0.21	0.10
Net realized and unrealized gain (loss)	(0.21)	0.66
Total from investment operations	—	0.76
Net asset value, end of period	$10.76	$10.76
Total return	0.00%	7.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76%	0.78%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.69%	0.64%	(c)
Net investment income	1.95%	1.79%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,739,492	$1,534,188
Portfolio turnover	15%	13%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.75	$10.00
Income from investment operations:
Net investment income	0.19	0.11
Net realized and unrealized gain (loss)	(0.22)	0.64
Total from investment operations	(0.03)	0.75
Net asset value, end of period	$10.72	$10.75
Total return	(0.28% )	7.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.04%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	0.89%	(c)
Net investment income	1.80%	1.67%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,480	$365
Portfolio turnover	15%	13%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	157p

Variable Portfolio – Marsico Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$12.06	$10.00
Income from investment operations:
Net investment income	0.08	0.04
Net realized and unrealized gain (loss)	(0.36)	2.02
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(0.28)	2.06
Net asset value, end of period	$11.78	$12.06
Total return	(2.32% )	20.60%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.76%	0.78%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.71%	0.70%	(e)
Net investment income	0.64%	0.64%	(e)
Supplemental data
Net assets, end of period (in thousands)	$1,682,839	$1,590,540
Portfolio turnover	71%	44%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$12.04	$10.00
Income from investment operations:
Net investment income	0.06	0.04
Net realized and unrealized gain (loss)	(0.37)	2.00
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(0.31)	2.04
Net asset value, end of period	$11.73	$12.04
Total return	(2.58% )	20.40%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.03%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.97%	0.95%	(e)
Net investment income	0.49%	0.51%	(e)
Supplemental data
Net assets, end of period (in thousands)	$1,917	$323
Portfolio turnover	71%	44%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

158p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – Mondrian International Small Cap Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$12.46	$10.00
Income from investment operations:
Net investment income	0.30	0.12
Net realized and unrealized gain (loss)	(1.33)	2.44
Total from investment operations	(1.03)	2.56
Less distributions to shareholders from:
Net investment income	(0.37)	(0.10)
Net realized gains	(0.27)	—
Total distributions to shareholders	(0.64)	(0.10)
Net asset value, end of period	$10.79	$12.46
Total return	(8.75% )	25.71%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.11%	1.20%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.11%	1.20%	(c)
Net investment income	2.49%	1.69%	(c)
Supplemental data
Net assets, end of period (in thousands)	$318,383	$301,889
Portfolio turnover	21%	15%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$12.44	$10.00
Income from investment operations:
Net investment income	0.27	0.11
Net realized and unrealized gain (loss)	(1.31)	2.41
Total from investment operations	(1.04)	2.52
Less distributions to shareholders from:
Net investment income	(0.34)	(0.08)
Net realized gains	(0.27)	—
Total distributions to shareholders	(0.61)	(0.08)
Net asset value, end of period	$10.79	$12.44
Total return	(8.83% )	25.29%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.36%	1.43%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.36%	1.43%	(c)
Net investment income	2.24%	1.53%	(c)
Supplemental data
Net assets, end of period (in thousands)	$6	$6
Portfolio turnover	21%	15%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	159p

Variable Portfolio – Morgan Stanley Global Real Estate Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.74	$10.00
Income from investment operations:
Net investment income	0.23	0.17
Net realized and unrealized gain (loss)	(1.26)	1.56
Increase from payments by affiliate	—	0.01
Total from investment operations	(1.03)	1.74
Less distributions to shareholders from:
Net investment income	(0.48)	—
Net realized gains	(0.15)	—
Total distributions to shareholders	(0.63)	—
Net asset value, end of period	$10.08	$11.74
Total return	(9.51% )	17.40%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.11%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.88%	0.86%	(d)
Net investment income	2.09%	2.48%	(d)
Supplemental data
Net assets, end of period (in thousands)	$401,238	$369,366
Portfolio turnover	18%	14%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

160p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – Morgan Stanley Global Real Estate Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.71	$10.00
Income from investment operations:
Net investment income	0.21	0.16
Net realized and unrealized gain (loss)	(1.25)	1.54
Increase from payments by affiliate	—	0.01
Total from investment operations	(1.04)	1.71
Less distributions to shareholders from:
Net investment income	(0.47)	—
Net realized gains	(0.15)	—
Total distributions to shareholders	(0.62)	—
Net asset value, end of period	$10.05	$11.71
Total return	(9.62% )	17.10%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.27%	1.35%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.13%	1.11%	(d)
Net investment income	1.95%	2.16%	(d)
Supplemental data
Net assets, end of period (in thousands)	$2,929	$880
Portfolio turnover	18%	14%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	161p

Variable Portfolio – NFJ Dividend Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.26	$10.00
Income from investment operations:
Net investment income	0.36	0.25
Net realized and unrealized gain	0.04	1.01
Total from investment operations	0.40	1.26
Net asset value, end of period	$11.66	$11.26
Total return	3.55%	12.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76%	0.78%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.72%	0.64%	(c)
Net investment income	3.15%	3.73%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,754,511	$1,544,544
Portfolio turnover	32%	24%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.24	$10.00
Income from investment operations:
Net investment income	0.34	0.25
Net realized and unrealized gain	0.03	0.99
Total from investment operations	0.37	1.24
Net asset value, end of period	$11.61	$11.24
Total return	3.29%	12.40%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.03%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.99%	0.89%	(c)
Net investment income	3.00%	3.69%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,589	$183
Portfolio turnover	32%	24%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

162p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.42	$10.00
Income from investment operations:
Net investment income	0.01	0.01
Net realized and unrealized gain (loss)	(0.02)	1.41
Total from investment operations	(0.01)	1.42
Net asset value, end of period	$11.41	$11.42
Total return	(0.09% )	14.20%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75%	0.80%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.73%	0.70%	(c)
Net investment income	0.09%	0.18%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,673,806	$1,192,955
Portfolio turnover	47%	109%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.40	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.03)	1.41
Total from investment operations	(0.04)	1.40
Net asset value, end of period	$11.36	$11.40
Total return	(0.35% )	14.00%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.04%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.99%	0.95%	(c)
Net investment loss	(0.06% )	(0.12%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$596	$42
Portfolio turnover	47%	109%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	163p

Variable Portfolio – Partners Small Cap Growth Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.77		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.02)
Net realized and unrealized gain	(0.00	)(b)(c)	1.79
Total from investment operations	(0.03)		1.77
Net asset value, end of period	$11.74		$11.77
Total return	(0.25%	)	17.70%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.03%		1.08%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.03%		1.07%	(e)
Net investment loss	(0.29%	)	(0.24%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$505,966		$483,631
Portfolio turnover	67%		43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.75		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.03)
Net realized and unrealized gain (loss)	(0.02	)(b)	1.78
Total from investment operations	(0.07)		1.75
Net asset value, end of period	$11.68		$11.75
Total return	(0.60%	)	17.50%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.28%		1.34%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.28%		1.32%	(d)
Net investment loss	(0.47%	)	(0.40%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$631		$131
Portfolio turnover	67%		43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

164p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.37	$10.00
Income from investment operations:
Net investment income	0.21	0.08
Net realized and unrealized gain	0.35	0.29
Total from investment operations	0.56	0.37
Less distributions to shareholders from:
Net investment income	(0.08)	—
Net realized gains	(0.23)	—
Total distributions to shareholders	(0.31)	—
Net asset value, end of period	$10.62	$10.37
Total return	5.53%	3.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.63%	0.68%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.56%	0.55%	(c)
Net investment income	2.04%	1.28%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,241,618	$1,087,790
Portfolio turnover	1,618%	1,403%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.36	$10.00
Income from investment operations:
Net investment income	0.19	0.08
Net realized and unrealized gain	0.34	0.28
Total from investment operations	0.53	0.36
Less distributions to shareholders from:
Net investment income	(0.07)	—
Net realized gains	(0.23)	—
Total distributions to shareholders	(0.30)	—
Net asset value, end of period	$10.59	$10.36
Total return	5.20%	3.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.95%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.81%	0.80%	(c)
Net investment income	1.79%	1.25%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,509	$478
Portfolio turnover	1,618%	1,403%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	165p

Variable Portfolio – Pyramis® International Equity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.57	$10.00
Income from investment operations:
Net investment income	0.24	0.05
Net realized and unrealized gain (loss)	(1.62)	1.56
Total from investment operations	(1.38)	1.61
Less distributions to shareholders from:
Net investment income	(0.26)	(0.04)
Net realized gains	(0.28)	—
Total distributions to shareholders	(0.54)	(0.04)
Net asset value, end of period	$9.65	$11.57
Total return	(12.59% )	16.14%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.06%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	0.96%	(c)
Net investment income	2.19%	0.81%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,091,985	$1,019,309
Portfolio turnover	63%	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.56	$10.00
Income from investment operations:
Net investment income	0.19	0.02
Net realized and unrealized gain (loss)	(1.60)	1.57
Total from investment operations	(1.41)	1.59
Less distributions to shareholders from:
Net investment income	(0.24)	(0.03)
Net realized gains	(0.28)	—
Total distributions to shareholders	(0.52)	(0.03)
Net asset value, end of period	$9.63	$11.56
Total return	(12.87% )	15.92%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.26%	1.30%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.20%	1.21%	(c)
Net investment income	1.85%	0.22%	(c)
Supplemental data
Net assets, end of period (in thousands)	$596	$87
Portfolio turnover	63%	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

166p	VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS

Variable Portfolio – Wells Fargo Short Duration Government Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.19	$10.02
Income from investment operations:
Net investment income	0.14	0.11
Net realized and unrealized gain	0.10	0.06
Total from investment operations	0.24	0.17
Less distributions to shareholders from:
Net investment income	(0.08)	—
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.11)	—
Net asset value, end of period	$10.32	$10.19
Total return	2.41%	1.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.60%	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.57%	0.55%	(c)
Net investment income	1.34%	1.70%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,779,392	$1,574,515
Portfolio turnover	529%	360%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.17	$10.02
Income from investment operations:
Net investment income	0.11	0.10
Net realized and unrealized gain	0.11	0.05
Total from investment operations	0.22	0.15
Less distributions to shareholders from:
Net investment income	(0.07)	—
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.10)	—
Net asset value, end of period	$10.29	$10.17
Total return	2.18%	1.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85%	0.86%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.82%	0.80%	(c)
Net investment income	1.10%	1.57%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,005	$469
Portfolio turnover	529%	360%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIO FUNDS — 2012 PROSPECTUS	167p

VARIABLE PORTFOLIO FUNDS

P.O. Box 8081

Boston, MA 02266-8081

Additional information about the Funds and their investments is available in the Funds’ SAI and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or the Funds at 800.345.6611 or through the address listed above.

Since shares of the Funds are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the Distributor, they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

S-6546-99 D (5/12)

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

Prospectus May 1, 2012

> This prospectus describes five Funds. The objective of each Fund is a high level of total return that is consistent with an acceptable level of risk.

Each above-named Fund offers Class 2 and Class 4 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. There is no exchange ticker symbols associated with shares of the Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured  ¡ May Lose Value  ¡ No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objective, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation

Summary of Variable Portfolio – Conservative Portfolio	3p
Summary of Variable Portfolio – Moderately Conservative Portfolio	7p
Summary of Variable Portfolio – Moderate Portfolio	12p
Summary of Variable Portfolio – Moderately Aggressive Portfolio	16p
Summary of Variable Portfolio – Aggressive Portfolio	21p
More Information About the Funds	26p
Investment Objectives	26p
Principal Investment Strategies of the Funds	26p
Principal Risks of Investing in the Funds	28p
More About Annual Fund Operating Expenses and Past Performance	36p
Other Investment Strategies and Risks	37p
Fund Management and Compensation	38p
Additional Services and Compensation	38p
Payments to Affiliated Insurance Companies	39p
Potential Conflicts of Interest	39p
Additional Management Information	39p
Buying, Selling and Transferring Shares	41p
Description of Share Classes	41p
Share Price Determination	41p
Buying Shares	42p
Transferring/Selling Shares	42p
Distributions and Taxes	44p
Financial Highlights	45p
Appendix A: Underlying Funds — Investment Objectives and Strategies	A.1
Appendix B: Underlying Funds — Risks	B.1

2p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Summary of Variable Portfolio – Conservative Portfolio

(Conservative Portfolio)

INVESTMENT OBJECTIVE

Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Conservative Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.61%	0.61%
Total annual fund operating expenses	0.88%	0.88%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Conservative Portfolio	1 year	3 years	5 years	10 years
Class 2	$89	$279	$486	$1,083
Class 4	$89	$279	$486	$1,083

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
15-25%	65-75%	5-15%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	3p

Conservative Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

4p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Conservative Portfolio

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Conservative Portfolio intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
¡ Highest return for a calendar quarter was 3.23% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -3.13% (quarter ended September 30, 2011).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	5p

Conservative Portfolio

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Conservative Portfolio:
Class 2	3.23%	5.57%
Class 4	3.23%	5.57%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
MSCI ACWI ex-U.S. (Gross)(reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	0.11%	*
Blended Index (consists of 70% Barclays, 14% Russell 3000, 10% Citigroup and 6% MSCI ACWI ex-U.S. (Gross)) (reflects no deduction for fees, expenses or taxes)	4.97%	5.74%	*

*	Return from 4/30/10

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (bond benchmark), the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

6p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Summary of Variable Portfolio – Moderately Conservative Portfolio

(Moderately Conservative Portfolio)

INVESTMENT OBJECTIVE

Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Conservative Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.66%	0.66%
Total annual fund operating expenses	0.93%	0.93%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderately Conservative Portfolio	1 year	3 years	5 years	10 years
Class 2	$95	$297	$516	$1,147
Class 4	$95	$297	$516	$1,147

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
30-40%	55-65%	0-10%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	7p

Moderately Conservative Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

8p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderately Conservative Portfolio

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Moderately Conservative Portfolio intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	9p

Moderately Conservative Portfolio

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 4.28% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -5.82% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Moderately Conservative Portfolio:
Class 2	1.86%	5.83%
Class 4	1.95%	5.94%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
MSCI ACWI ex-U.S. (Gross)(reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	0.11%	*
Blended Index (consists of 60% Barclays, 24.5% Russell 3000, 5% Citigroup and 10.5% MSCI ACWI ex-U.S. (Gross)) (reflects no deduction for fees, expenses or taxes)	3.74%	5.65%	*

*	Return from 4/30/10

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (bond benchmark), the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

10p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderately Conservative Portfolio

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	11p

Summary of Variable Portfolio – Moderate Portfolio

(Moderate Portfolio)

INVESTMENT OBJECTIVE

Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderate Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.71%	0.71%
Total annual fund operating expenses	0.98%	0.98%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderate Portfolio	1 year	3 years	5 years	10 years
Class 2	$100	$312	$543	$1,206
Class 4	$100	$312	$543	$1,206

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
45-55%	45-55%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

12p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderate Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	13p

Moderate Portfolio

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Moderate Portfolio intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 5.54% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -8.81% (quarter ended September 30, 2011).

14p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderate Portfolio

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Moderate Portfolio:
Class 2	0.27%	6.24%
Class 4	0.36%	6.29%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
MSCI ACWI ex-U.S. (Gross)(reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Blended Index (consists of 50% Barclays, 35% Russell 3000 and 15% MSCI ACWI ex-U.S. (Gross)) (reflects no deduction for fees, expenses or taxes)	2.45%	7.87%

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (bond benchmark) and the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	15p

Summary of Variable Portfolio – Moderately Aggressive Portfolio

(Moderately Aggressive Portfolio)

INVESTMENT OBJECTIVE

Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Aggressive Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.75%	0.75%
Total annual fund operating expenses	1.02%	1.02%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderately Aggressive Portfolio	1 year	3 years	5 years	10 years
Class 2	$104	$325	$565	$1,254
Class 4	$104	$325	$565	$1,254

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
60-70%	30-40%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

16p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderately Aggressive Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	17p

Moderately Aggressive Portfolio

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Moderately Aggressive Portfolio intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

18p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderately Aggressive Portfolio

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 6.78% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -11.78% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Moderately Aggressive Portfolio:
Class 2	-1.43%	6.18%
Class 4	-1.34%	6.29%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
MSCI ACWI ex-U.S. (Gross) (reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Blended Index (consists of 45.5% Russell 3000, 35% Barclays and 19.5% MSCI ACWI ex-U.S. (Gross)) (reflects no deduction for fees, expenses or taxes)	0.73%	8.05%

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (bond benchmark) and the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	19p

Moderately Aggressive Portfolio

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

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Summary of Variable Portfolio – Aggressive Portfolio

(Aggressive Portfolio)

INVESTMENT OBJECTIVE

Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Aggressive Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.79%	0.79%
Total annual fund operating expenses	1.06%	1.06%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Aggressive Portfolio	1 year	3 years	5 years	10 years
Class 2	$108	$337	$586	$1,299
Class 4	$108	$337	$586	$1,299

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
75-85%	15-25%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	21p

Aggressive Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

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Aggressive Portfolio

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Aggressive Portfolio intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

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Aggressive Portfolio

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 7.89% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -14.50% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Aggressive Portfolio:
Class 2	-3.10%	6.23%
Class 4	-2.92%	6.35%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
MSCI ACWI ex-U.S. (Gross) (reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
Blended Index (consists of 56% Russell 3000, 24% MSCI ACWI ex-U.S. (Gross) and 20% Barclays) (reflects no deduction for fees, expenses or taxes)	-1.03%	8.14%

The Russell 3000 Index (domestic equity benchmark), the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) and the Barclays U.S. Aggregate Bond Index (bond benchmark) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

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Aggressive Portfolio

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	25p

More Information About the Funds

INVESTMENT OBJECTIVES

The objective of each Fund is to provide a high level of total return that is consistent with an acceptable level of risk. The following paragraphs highlight the objectives and compare each Fund’s levels of risk and potential for return relative to one another.

Variable Portfolio – Conservative Portfolio (Conservative Portfolio) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

Variable Portfolio – Moderately Conservative Portfolio (Moderately Conservative Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

Variable Portfolio – Moderate Portfolio (Moderate Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

Variable Portfolio – Moderately Aggressive Portfolio (Moderately Aggressive Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

Variable Portfolio – Aggressive Portfolio (Aggressive Portfolio) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

Because any investment involves risk, there is no assurance a Fund’s objective can be achieved. Only the Board of Trustees (the Board) can change the Fund’s objective.

Conservative Portfolio, Moderately Conservative Portfolio, Moderate Portfolio, Moderately Aggressive Portfolio and Aggressive Portfolio are singularly and collectively, where the context requires, referred to as either “the Fund,” “each Fund” or “the Funds.” The funds in which the Funds invest are referred to as the “underlying funds” or “acquired funds.” Investments by the Funds referred to above are made through investments in underlying funds or derivative instruments.

Please remember that you may not buy (nor will you own) shares of a Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments or premiums to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for each of the Funds. By investing in a combination of underlying funds, the Funds seek to minimize the risks associated with investing in a single fund.

The Funds seek to achieve their objectives by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Funds intend to invest in each asset class within the following target asset allocation ranges:

Fund	Asset Classes (Target Allocation Range – Under Normal Market Conditions)*
	Equity	Fixed Income	Cash
Conservative	15-25%	65-75%	5-15%
Moderately Conservative	30-40%	55-65%	0-10%
Moderate	45-55%	45-55%	0-5%
Moderately Aggressive	60-70%	30-40%	0-5%
Aggressive	75-85%	15-25%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees. Allocation ranges include the Fund’s exposure to derivatives.

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In selecting the proportion of a Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates, an independent investment consultant, on a broad range of aspects related to the management of the Funds including, but not limited to, the Funds’ asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Funds’ investment activities.

The Investment Manager monitors underlying fund selections, allocations and investment performance, and will take actions it deems appropriate to position the Funds to achieve their investment objectives, including investing in any underlying fund, adding new underlying funds, and altering target allocations as necessary. The Investment Manager will implement the Funds’ asset allocation process by directing net cash inflows (outflows) to purchase (redeem) shares of the underlying funds which are underweight (overweight) the then-current target allocation, purchasing or redeeming shares of the underlying funds to maintain or change the percentage of a Fund’s assets invested in the underlying funds, or investing directly in derivatives to seek targeted asset class levels.

The Funds may also invest directly in derivatives to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. Derivatives that the Funds may invest in include index futures, Treasury futures, currency forwards, index-based total return swaps and index-based credit default swaps.

UNDERLYING FUNDS

Each Fund has exposure to risks of many areas of the market through its investments in the underlying funds and derivatives, such as future contracts and credit default swaps. Below are the underlying funds available to the Funds within each asset class. Certain underlying funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager for those purposes. A description of the underlying funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statements of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.

Equity

Columbia Variable Portfolio – Diversified Equity Income Fund, Columbia Variable Portfolio – Dynamic Equity Fund, Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – International Opportunity Fund, Columbia Variable Portfolio – Large Cap Growth Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Columbia Variable Portfolio – Select Large-Cap Value Fund, Columbia Variable Portfolio – Select Smaller-Cap Value Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – Davis New York Venture Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – Partners Small Cap Value Fund and Variable Portfolio – Pyramis® International Equity Fund.

Fixed Income

Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Emerging Markets Bond Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Limited Duration Credit Fund, Columbia Variable Portfolio – Short Duration U.S. Government Fund, Columbia Variable Portfolio – Strategic Income Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund

Cash

Columbia Variable Portfolio-Cash Management Fund

Pyramis is a registered service mark of FMR LLC. Used under license.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	27p

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. Because the assets of each Fund will be invested in underlying funds, each Fund’s investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of each Fund to realize its investment objective(s) will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, each Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund.

In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

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Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate Portfolio relative to Conservative Portfolio, and greater still for Aggressive Portfolio relative to both Moderate Portfolio and Conservative Portfolio. In addition to a Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in a Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Funds) are subject to are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

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Certain Principal Risks of the Underlying Funds

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Asset-Backed Securities Risk. The value of the underlying fund’s investments in asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the underlying fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the underlying fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the underlying fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of an underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The underlying fund may be forced to convert a convertible security at an inopportune time, which may decrease its return.

Counterparty Risk. The underlying fund is subject to the risk that a counterparty to a financial instrument entered into by it or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the underlying fund. The underlying fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality.

Credit Risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the Investment Manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk — Credit Default Swaps. Certain underlying funds may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the underlying fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the underlying fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the underlying fund is selling credit protection, there is a risk that a credit event will occur and that the underlying fund will have to pay the counterparty. If the underlying fund is buying credit protection, there is a risk that no credit event will occur and the underlying fund will receive no benefit for the premium paid.

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Derivatives Risk — Forward Contracts. The underlying fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The underlying fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the underlying fund to Counterparty Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks”.

Derivatives Risk — Forward Foreign Currency Contracts. Certain underlying funds may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the underlying fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The underlying fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The underlying fund’s investment or hedging strategy may be unable to achieve its objectives. The underlying fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract.

Derivatives Risk — Futures Contracts. Certain underlying funds may enter into futures contracts, including currency, bond, treasury index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The underlying fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The underlying fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Options. Certain underlying funds may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the underlying fund sells a put option, there is a risk that the underlying fund may be required to buy the underlying asset at a disadvantageous price. If the underlying fund sells a call option, there is a risk that the underlying fund may be required to sell the underlying asset at a disadvantageous price. If the underlying fund sells a call option on an underlying asset that the underlying fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the underlying fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

Derivatives Risk — Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the underlying fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the underlying fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

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Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

See the SAI for more information on derivative instruments and related risks.

Focused Portfolio Risk. Underlying funds that invest in a limited number of companies may have more volatility and is considered to have more risk than an underlying fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund’s net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. An underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk. Underlying funds that concentrate their investments geographically may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic region. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Highly Leveraged Transactions Risk. Certain underlying funds invest in loans or other securities substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

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Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry).

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all. Income earned by the Fund depends on the amount of principal invested, and that principal will not grow with inflation unless the Fund reinvests the portion of underlying fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the underlying fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Leverage Risk. Leverage occurs when an underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage creates certain risks for underlying fund shareholders, including the greater likelihood of higher volatility of the underlying fund’s return, and its net asset value. Changes in the value of the underlying fund’s portfolio securities will have a disproportionate effect on its net asset value per share when leverage is used. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause an underlying fund to underperform other mutual funds if that style falls out of favor with the market.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Mortgage-Related and Other Asset-Backed Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

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Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Turnover Risk. The underlying funds’ portfolio managers may actively and frequently trade securities or other instruments in its portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the underlying fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the underlying fund due to an increase in short-term capital gains. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the underlying fund. The trading costs and tax effects associated with portfolio turnover may adversely affect the underlying fund’s performance.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds use quantitative methods in their investment process that may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying funds to achieve their objectives.

Real Estate Industry Risk. Certain underlying funds invest in or concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs). REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

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Risks of Investing in Money Market Funds. In addition to the fees and expenses that the underlying fund directly bears, the underlying fund indirectly bears the fees and expenses of affiliated or unaffiliated money market funds in which it may invest. Additionally, by investing in money market funds, the underlying fund will be exposed to the investment risks of such money market funds. To the extent the underlying fund invests a significant portion of its assets in a money market fund, the underlying fund will bear increased indirect expenses and be more susceptible to the investment risks of the money market fund. The money market fund may also not achieve its investment objective. The underlying fund, through its investment in the money market fund, may not achieve its investment objective.

Sector Risk. Underlying funds that emphasize one or more economic sectors or industries may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which they invest than funds that do not so emphasize. The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small- and mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include credit risk and risks of foreign/emerging markets investing.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.

Technology and Technology-Related Investment Risk. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the underlying fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The underlying fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

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Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the underlying fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the underlying fund generally depends on the amount of income and/or dividends received by the underlying fund on the securities it holds. The underlying fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the underlying fund receives from its investments decline.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES AND PAST PERFORMANCE

The following information is presented in addition to, and should be read in conjunction with the information that appears in each Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses shown in the “Fees and Expenses of the Fund” section of this prospectus are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or later, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table.

The commitments by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses are expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses as described in the table below, unless sooner terminated at the sole discretion of the Fund’s Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the amounts shown below:

Fund	Class 2 and Class 4 until April 30, 2013 (excluding acquired fund fees and expenses*)	Class 4 until June 4, 2012 (including acquired fund Fees and expenses*)
Conservative Portfolio	0.32%	0.86%
Moderately Conservative Portfolio	0.32%	0.90%
Moderate Portfolio	0.32%	0.94%
Moderately Aggressive Portfolio	0.32%	0.98%
Aggressive Portfolio	0.32%	0.99%

*	In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investments in underlying funds, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effect of fee waivers and/or expense reimbursements on Past Performance. The Fund’s returns shown in the “Past Performance” section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers and/or expense reimbursements, the Fund’s returns would have been lower.

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OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The Investment Manager seeks to minimize the impact of the Funds’ purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the Investment Manager identified to implement the allocation. In addition, because the Investment Manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the Investment Manager may have an economic conflict of interest. The Investment Manager reports to the Fund’s Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund’s SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Investing Defensively. A Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. See above for more information on the risks of investing in derivatives.

A Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities in pursuit of a Fund’s objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund” that appear in each Summary of the Funds, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders as ordinary income or capital gain when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions. Additional information regarding securities transactions can be found in the SAI.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	37p

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), 225 Franklin Street, Boston, MA 02110, is the investment manager to the Funds and various other funds, including other Columbia-branded funds (the Columbia Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Columbia Funds Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Funds do not pay Columbia Management a direct management fee for managing their assets. Under the Funds’ Investment Management Services Agreement (IMS Agreement), however, each Fund pays its taxes, brokerage commissions, and nonadvisory expenses.

A new investment management services agreement (new IMS Agreement) with Columbia Management was approved by the Board in September 2010 and by Fund shareholders at a Joint Special Meeting of Shareholders held on February 15, 2011 in connection with various initiatives to achieve consistent investment management service and fee structures across all Columbia funds. A discussion regarding the basis for the Board approving the new IMS Agreement is available in the Funds’ annual shareholder report for the fiscal year ended December 31, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Funds are:

Colin J. Lundgren, CFA, Portfolio Manager

•	Managed the Funds since May 2010.

•	Senior Vice President and Head of Fixed Income.

•	Joined the Investment Manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

•	Managed the Funds since May 2010.

•	Sector manager, multi-sector fixed income.

•	Joined the Investment Manager in 2003 as an associate analyst in municipal bond research.

•	Began investment career in 2003.

•	BSB, University of Minnesota, Carlson School of Management.

Kent M. Bergene, Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the Investment Manager in 1981.

•	Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

•	BS, University of North Dakota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds’ investment manager, Columbia Management and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by each Fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund” for each Fund in the “Summary of the Fund” section of this prospectus.

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Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. 225 Franklin Street, Boston, MA 02110, Inc., (the Distributor) provides underwriting and distribution services to the Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 and Class 4 shares. The Distributor uses these fees to support its distribution and servicing activity for Class 2 and Class 4 shares. Fees paid by the Fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses of the Fund” for each Fund in the “Summary of the Fund” section of this prospectus. More information on how these fees are used is set forth under “Buying, Selling and Transferring Shares — Description of Share Classes” and in the SAI.

The SAI provides additional information about the services provided under the agreements set forth above.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

The Funds are sold exclusively as underlying investment options of variable insurance policies and variable annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). Columbia Management and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including the Funds as investment options in the products. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to include the Funds in the products, as employee compensation and business unit operating goals at all levels are tied to the company’s success. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from Columbia Management and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Funds, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increase. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including Columbia Management, and the Distributor, and the products they offer, including the Funds. These arrangements are sometimes referred to as “revenue sharing payments,” and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the Funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company’s separate accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. Funds managed by Columbia Management have received an order from the Securities and Exchange Commission (SEC) that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	39p

Affiliated Products. Columbia Management serves as Investment Manager to the Columbia Funds, including those that are structured to provide asset-allocation services to shareholders of those funds, including the Funds, (funds of funds) by investing in shares of other Columbia Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the Investment Manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts.

Investing in Money Market Funds. The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Investment Manager. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Investment Manager and its affiliates receive fees from affiliated funds for providing advisory and/or other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Funds. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Information regarding certain pending and settled legal proceedings may be found in the Funds’ shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Buying, Selling and Transferring Shares

DESCRIPTION OF SHARE CLASSES

Each Fund may offer Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator Program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York, as described in the prospectus for that annuity contract or life insurance policy. Not all Funds or share classes may be available under your variable annuity contract or life insurance policy. Under a Rule 12b-1 plan adopted by each Fund, Class 2 and Class 4 shares each pay an annual shareholder servicing and distribution (“12b-1”) fee of up to 0.25% of average net assets. Each Fund pays this fee to Columbia Management Investment Distributors, Inc. (the “Distributor”), the principal underwriter of each Fund. The distributor uses this fee to make payments to the insurance companies or their affiliates for services that the insurance companies provide to contract owners who invest in Class 2 and Class 4 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

SHARE PRICE DETERMINATION

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The assets of the Fund will consist primarily of shares of the underlying funds, which are valued at their NAVs.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that underlying funds hold foreign securities that trade on days that foreign securities markets are open.

The underlying funds’ equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the underlying fund’s Board. For money market funds, investments are valued at amortized cost, which approximates market value.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	41p

If a market price isn’t readily available or is deemed not to reflect market value, the underlying fund will determine the price of the security held by the underlying fund based on a determination of the security’s fair value pursuant to a policy approved by the underlying fund’s Board. In addition, the underlying fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the underlying fund’s share price is calculated. Foreign exchanges typically close before the time at which underlying fund share prices are calculated, and may be closed altogether on some days when the underlying fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The underlying fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of underlying fund shares. However, when the underlying fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the underlying fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the underlying fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The underlying funds have retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

BUYING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the Fund’s next NAV calculated after your request is received in good form by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your variable annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your variable annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your variable annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the Fund’s next NAV calculated after your request is received in good form by the Fund or an authorized insurance company.

Please refer to your variable annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — Each Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Funds discourage and do not accommodate excessive trading.

Each Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the transfer agent and to those received by selling and/or servicing agents, which includes the affiliated insurance companies.

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Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund. For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in underlying funds using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

The assets of the Funds consist primarily of shares of underlying funds. Underlying funds may be more susceptible to the risks of market timing. To the extent that the underlying funds invest significantly in foreign securities traded on markets that close before the underlying fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the underlying fund’s valuation time that influence the value of foreign securities, investors may seek to trade underlying fund shares in an effort to benefit from their understanding of the value of foreign securities as of the underlying fund’s valuation time. This is often referred to as price arbitrage. The underlying funds have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the underlying fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the underlying fund’s shares held by other shareholders.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	43p

Similarly, to the extent that the underlying funds invest significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade the underlying fund’s shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the underlying fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the underlying fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of underlying fund’s shares held by other shareholders, including the Funds. See Appendix A for a list of underlying funds’ investment strategies. See “Pricing and Valuing of Fund Shares” for a discussion of the underlying funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and impact of market timing.

Excessive Trading Practices Policy of Money Market Funds

The money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares. However, since frequent purchases and sales of money market fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market fund) and disrupting portfolio management strategies, the money market fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market fund has no limits on buy or exchange transactions. In addition, the money market fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Distributions and Taxes

The Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to investments in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your variable annuity contract or life insurance policy prospectus.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect payment of expenses that apply to the subaccounts or contract charges, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total return for all periods shown. The information has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm Ernst & Young LLP, whose report, along with each Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

Variable Portfolio – Conservative Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.52	$9.93
Income from investment operations:
Net investment income	0.18	0.04
Net realized and unrealized gain	0.16	0.55
Total from investment operations	0.34	0.59
Net asset value, end of period	$10.86	$10.52
Total return	3.23%	5.94%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.28%	(c)
Net investment income	1.73%	0.55%	(c)
Supplemental data
Net assets, end of period (in thousands)	$747,744	$237,556
Portfolio turnover	14%	28%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$10.52	$9.93
Income from investment operations:
Net investment income	0.18	0.12
Net realized and unrealized gain	0.16	0.47
Total from investment operations	0.34	0.59
Net asset value, end of period	$10.86	$10.52
Total return	3.23%	5.94%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.25%	0.22%	(c)
Net investment income	1.67%	1.84%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,096,659	$1,840,530
Portfolio turnover	14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	45p

Variable Portfolio – Moderately Conservative Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.77	$9.99
Income from investment operations:
Net investment income	0.18	0.03
Net realized and unrealized gain	0.02	0.75
Total from investment operations	0.20	0.78
Net asset value, end of period	$10.97	$10.77
Total return	1.86%	7.81%
Ratios to average net assets~~(b)~~
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.69%	0.43%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,563,684	$639,226
Portfolio turnover	3%	29%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$10.78	$9.99
Income from investment operations:
Net investment income	0.18	0.10
Net realized and unrealized gain	0.03	0.69
Total from investment operations	0.21	0.79
Net asset value, end of period	$10.99	$10.78
Total return	1.95%	7.91%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.24%	0.21%	(c)
Net investment income	1.61%	1.52%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4,050,272	$4,095,896
Portfolio turnover	3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

46p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Variable Portfolio – Moderate Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.01	$9.99
Income from investment operations:
Net investment income	0.19	0.03
Net realized and unrealized gain (loss)	(0.16)	0.99
Total from investment operations	0.03	1.02
Net asset value, end of period	$11.04	$11.01
Total return	0.27%	10.21%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.76%	0.46%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5,190,987	$2,208,757
Portfolio turnover	3%	20%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.01	$9.99
Income from investment operations:
Net investment income	0.19	0.10
Net realized and unrealized gain (loss)	(0.15)	0.92
Total from investment operations	0.04	1.02
Net asset value, end of period	$11.05	$11.01
Total return	0.36%	10.21%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.23%	0.20%	(c)
Net investment income	1.69%	1.53%	(c)
Supplemental data
Net assets, end of period (in thousands)	$14,174,096	$15,503,050
Portfolio turnover	3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	47p

Variable Portfolio – Moderately Aggressive Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.19	$9.99
Income from investment operations:
Net investment income	0.16	0.03
Net realized and unrealized gain (loss)	(0.32)	1.17
Total from investment operations	(0.16)	1.20
Net asset value, end of period	$11.03	$11.19
Total return	(1.43% )	12.01%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.43%	0.43%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,179,010	$1,310,385
Portfolio turnover	6%	18%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.20	$9.99
Income from investment operations:
Net investment income	0.15	0.08
Net realized and unrealized gain (loss)	(0.30)	1.13
Total from investment operations	(0.15)	1.21
Net asset value, end of period	$11.05	$11.20
Total return	(1.34% )	12.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.23%	0.20%	(c)
Net investment income	1.34%	1.18%	(c)
Supplemental data
Net assets, end of period (in thousands)	$8,792,865	$9,941,377
Portfolio turnover	6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

48p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Variable Portfolio – Aggressive Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.29	$9.90
Income from investment operations:
Net investment income	0.11	0.01
Net realized and unrealized gain (loss)	(0.46)	1.38
Total from investment operations	(0.35)	1.39
Net asset value, end of period	$10.94	$11.29
Total return	(3.10% )	14.04%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.28%	0.27%	(c)
Net investment income	0.99%	0.19%	(c)
Supplemental data
Net assets, end of period (in thousands)	$785,070	$284,243
Portfolio turnover	6%	20%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.29	$9.90
Income from investment operations:
Net investment income	0.10	0.03
Net realized and unrealized gain (loss)	(0.43)	1.36
Total from investment operations	(0.33)	1.39
Net asset value, end of period	$10.96	$11.29
Total return	(2.92% )	14.04%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.20%	0.17%	(c)
Net investment income	0.92%	0.46%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,297,542	$2,618,433
Portfolio turnover	6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	49p

Appendix A

UNDERLYING FUNDS — INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds in which the Funds may invest as part of their principal investment strategies. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the prospectus and statement of additional information for the underlying funds. This prospectus is not an offer for any of the underlying funds. For copies of prospectuses of the underlying funds, which contains this and other information, call 800.345.6611. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and Strategies

Equity Funds

Columbia Variable Portfolio – Diversified Equity Income Fund

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.

Columbia Variable Portfolio – Dynamic Equity Fund

The Fund seeks capital appreciation.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Columbia Variable Portfolio – International Opportunity Fund

The Fund seeks to provide shareholders with capital appreciation.

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

A.1	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio – Large Cap Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index. The market capitalization range of the companies in the Index is subject to change. In addition to its primary investments in large-capitalization companies, the Fund may invest up to 20% of its net assets in small- and mid-capitalization companies. The Investment Manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Investment Manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

The Fund seeks to provide shareholders with growth of capital.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Investment Manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap Growth Index (the Index). Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

The Fund seeks to provide shareholders with long-term growth of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Variable Portfolio – Select Large-Cap Value Fund

The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Investment Manager uses a bottom-up stock selection approach. This means that the Investment Manager concentrates on individual company fundamentals, rather than on a particular industry.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.2

Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio – Select Smaller-Cap Value Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000 Index at the time of investment. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Investment Manager uses a bottom-up stock selection approach. This means that the Investment Manager concentrates on individual company fundamentals, rather than on a particular industry.

Variable Portfolio – American Century Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – Columbia Wanger International Equities Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small - and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Variable Portfolio – Columbia Wanger U.S. Equities Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

A.3	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Variable Portfolio – Davis New York Venture Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Variable Portfolio – DFA International Value Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio management team determines to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The portfolio management team considers value stocks to be primarily those issued by companies with a high book value in relation to market value (a “book to market ratio”). In assessing value, the portfolio management team may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the portfolio management team uses for assessing value are subject to change from time to time. The portfolio management team, using a market capitalization weighted approach, purchases stocks of large companies located in developed market countries that have been designated as approved markets. The portfolio management team may purchase equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets. Under normal market conditions, the portfolio management team intends to invest at least 40% of the Funds assets in companies in three or more non-U.S. developed market countries.

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap Value Index (the Index). The market capitalization range and the composition of the Index are subject to change.

Variable Portfolio – Invesco International Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Fund may also hold warrants in connection with the acquisition of securities.

Variable Portfolio – Jennison Mid Cap Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap Growth Index. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.4

Underlying Funds	Investment Objectives and Strategies
Variable Portfolio – Marsico Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund’s net assets may be invested in foreign investments, including investments in emerging markets.

Variable Portfolio – MFS Value Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While the Fund’s assets may be invested in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

Variable Portfolio – Mondrian International Small Cap Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies. The Fund’s subadviser considers small cap companies to be those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range and composition of the Index is subject to change. The Fund may also invest in emerging markets. The Fund may use forward foreign currency contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

Variable Portfolio – Morgan Stanley Global Real Estate Fund

The Fund seeks to provide shareholders with current income and capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund may reduce this 40% minimum investment amount to 30% if the portfolio managers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

A.5	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Variable Portfolio – NFJ Dividend Value Fund

The Fund seeks to provide shareholders with long-term growth of capital and income.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund’s net assets may be invested in foreign investments, including those from emerging markets.

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities. The portfolio managers’ fundamental, bottom-up investment process centers on identifying growth companies. Although the Fund will primarily invest in large capitalization companies as described above, it may invest a portion of its assets in securities of companies with a smaller market capitalization. Further, the Fund may choose to continue to hold a security if the company’s market capitalization falls below its definition of large capitalization companies.

Variable Portfolio – Partners Small Cap Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that falls within the range of the Russell 2000® Growth Index (the Index). Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – Partners Small Cap Value Fund

The Fund seeks to provide shareholders with long-term capital appreciation.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest in any types of securities, including common stocks and Depository Receipts. The Fund may invest up to 25% of its net assets in foreign investments.

Variable Portfolio – Pyramis® International Equity Fund

The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.6

Underlying Funds	Investment Objectives and Strategies

Fixed Income Funds

Columbia Variable Portfolio – Diversified Bond Fund

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund may invest in derivatives such as credit default swaps and futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

Columbia Variable Portfolio – Emerging Markets Bond Fund

The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and those in the lower rating categories of recognized rating agencies or considered by the Investment Manager to be of comparable quality. Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities.

A.7	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio – Global Bond Fund

The Fund seeks to provide shareholders with high total return through income and growth of capital.

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Investment Manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates, and durations risks. The Investment Manager may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions by the Investment Manager.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.8

Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio – Global Inflation Protected Securities Fund

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term.

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. Government and non-U.S. Governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade by a third-party rating agency, or, if unrated, deemed to be of comparable quality by the Investment Manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Investment Manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in derivatives such as forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

Columbia Variable Portfolio – High Yield Bond Fund

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the Investment Manager. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

A.9	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio – Income Opportunities Fund

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities determined by the Investment Manager to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Columbia Variable Portfolio – Limited Duration Credit Fund

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund targets an average portfolio duration within one year of the duration of the Barclays U.S. 1-5 Year Corporate Index. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments including in emerging markets.

Columbia Variable Portfolio – Short Duration U.S. Government Fund

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. Government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. Government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. Government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar. The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.10

Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio – Strategic Income Fund

The Fund seeks total return, consisting of current income and capital appreciation.

Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by the Investment Manager to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Variable Portfolio – American Century Diversified Bond Fund

The Fund seeks to provide shareholders with a high level of current income.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset- backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The Fund may invest in derivatives such as swaps, including credit default swaps, forward contracts, futures contracts and forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, and to increase market exposure and investment flexibility.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

The Fund seeks to provide shareholders with a high level of current income.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Fund’s subadviser to be of comparable quality. The Fund may also purchase secured and unsecured subordinated loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. Up to 25% of the Fund’s net assets may be invested in foreign investments. In managing the Fund, the Fund’s subadviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Fund’s investment objective.

A.11	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Variable Portfolio – J.P. Morgan Core Bond Fund

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

The Fund seeks to provide shareholders with total return through current income and capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser’s forecast for interest rates.

Variable Portfolio – Wells Fargo Short Duration Government Fund

The Fund seeks to provide shareholders with current income consistent with capital preservation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invests up to 20% of its net assets within non-government mortgage and asset-backed securities. In pursuit of the Fund’s objective, the Fund’s subadviser will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or are deemed by the subadviser to be of comparable quality. As part of the Fund’s investment strategy, the Fund’s subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund’s subadviser may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.12

Underlying Funds	Investment Objectives and Strategies

Money Market Funds

Columbia Variable Portfolio – Cash Management Fund

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments. Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

A.13	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Appendix B

UNDERLYING FUNDS — RISKS

Many factors affect the performance of the Funds. Each Fund’s share price change daily based on the performance of the underlying funds and the other securities in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives, as well as the investment performance of the Funds’ other investments. The following is a brief description of certain of the principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statements of Additional Information. This prospectus is not an offer for any of the underlying funds.

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the underlying fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the underlying fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of an underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The underlying fund may be forced to convert a convertible security at an inopportune time, which may decrease its return.

Counterparty Risk. The underlying fund is subject to the risk that a counterparty to a financial instrument entered into by it or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the underlying fund. The underlying fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality.

Credit Risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the Investment Manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk — Credit Default Swaps. Certain underlying funds may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the underlying fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the underlying fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the underlying fund is selling credit protection, there is a risk that a credit event will occur and that the underlying fund will have to pay the counterparty. If the underlying fund is buying credit protection, there is a risk that no credit event will occur and the underlying fund will receive no benefit for the premium paid.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.1

Derivatives Risk — Forward Contracts. The underlying fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The underlying fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the underlying fund to Counterparty Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks”.

Derivatives Risk — Forward Foreign Currency Contracts. Certain underlying funds may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the underlying fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The underlying fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The underlying fund’s investment or hedging strategy may be unable to achieve its objectives. The underlying fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract.

Derivatives Risk — Futures Contracts. Certain underlying funds may enter into futures contracts, including currency, bond, treasury index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The underlying fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The underlying fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Options. Certain underlying funds may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the underlying fund sells a put option, there is a risk that the underlying fund may be required to buy the underlying asset at a disadvantageous price. If the underlying fund sells a call option, there is a risk that the underlying fund may be required to sell the underlying asset at a disadvantageous price. If the underlying fund sells a call option on an underlying asset that the underlying fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the underlying fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

Derivatives Risk —Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the underlying fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the underlying fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

B.2	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

See the SAI for more information on derivative instruments and related risks.

Focused Portfolio Risk. Underlying funds that invest in a limited number of companies may have more volatility and is considered to have more risk than a underlying fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund’s net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. An underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk. Underlying funds that concentrate their investments geographically may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic region. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Highly Leveraged Transactions Risk. Certain underlying funds invest in loans or other securities substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.3

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry).

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all. Income earned by the Fund depends on the amount of principal invested, and that principal will not grow with inflation unless the Fund reinvests the portion of underlying fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the underlying fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Leverage Risk. Leverage occurs when an underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage creates certain risks for underlying fund shareholders, including the greater likelihood of higher volatility of the underlying fund’s return, and its net asset value. Changes in the value of the underlying fund’s portfolio securities will have a disproportionate effect on its net asset value per share when leverage is used. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause an underlying fund to underperform other mutual funds if that style falls out of favor with the market.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Mortgage-Related and Other Asset-Backed Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

B.4	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Turnover Risk. The underlying funds’ portfolio managers may actively and frequently trade securities or other instruments in its portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the underlying fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the underlying fund due to an increase in short-term capital gains. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the underlying fund. The trading costs and tax effects associated with portfolio turnover may adversely affect the underlying fund’s performance.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds use quantitative methods in their investment process that may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying funds to achieve their objectives.

Real Estate Industry Risk. Certain underlying funds invest in or concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs). REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.5

Risks of Investing in Money Market Funds. In addition to the fees and expenses that the underlying fund directly bears, the underlying fund indirectly bears the fees and expenses of affiliated or unaffiliated money market funds in which it may invest. Additionally, by investing in money market funds, the underlying fund will be exposed to the investment risks of such money market funds. To the extent the underlying fund invests a significant portion of its assets in a money market fund, the underlying fund will bear increased indirect expenses and be more susceptible to the investment risks of the money market fund. The money market fund may also not achieve its investment objective. The underlying fund, through its investment in the money market fund, may not achieve its investment objective.

Sector Risk. Underlying funds that emphasize one or more economic sectors or industries may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which they invest than funds that do not so emphasize. The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small- and mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include credit risk and risks of foreign/emerging markets investing.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.

Technology and Technology-Related Investment Risk. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the underlying fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The underlying fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the underlying fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

B.6	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Varying Distribution Levels Risk. The amount of the distributions paid by the underlying fund generally depends on the amount of income and/or dividends received by the underlying fund on the securities it holds. The underlying fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the underlying fund receives from its investments decline.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.7

Additional information about the Funds and their investments is available in the Funds’ SAI, annual and semiannual reports. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or the Funds directly through the address or telephone number below.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Since shares of the Funds are offered generally only to insurance company separate accounts to serve as investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Funds, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

S-6534-99 E (5/12)

Columbia Variable Portfolio – Core Equity Fund

Prospectus May 1, 2012

Columbia Variable Portfolio – Core Equity Fund seeks to provide shareholders with long-term growth of capital.

This Fund is closed to new investors.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. There is no exchange ticker symbol associated with shares of the Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value  ¡ No Bank Guarantee

Summary of the Fund	3p
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	3p
Principal Risks of Investing in the Fund	4p
Past Performance	4p
Fund Management	5p
Buying and Selling Shares	5p
Tax Information	5p
Financial Intermediary Compensation	5p
More Information About the Fund	6p
Investment Objective	6p
Principal Investment Strategies of the Fund	6p
Principal Risks of Investing in the Fund	6p
More About Annual Fund Operating Expenses and Past Performance	7p
Other Investment Strategies and Risks	7p
Fund Management and Compensation	9p
Buying, Selling and Transferring Shares	11p
Share Price Determination	11p
Buying Shares	12p
Transferring/Selling Shares	12p
Distributions and Taxes	12p
Financial Highlights	13p

2p	COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio – Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments to the variable account that invests in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on variable accounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.06%
Total annual fund operating expenses	0.46%
Less: Fee waiver/expense reimbursement(a)	(0.06%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.40%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) indefinitely. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.40%.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a variable account that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses as indicated in the preceding table. The Example does not reflect the charges or expenses that apply to the variable account or the contract. Inclusion of such charges or expenses would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$47	$135	$231	$514

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. The Fund may invest in derivative instruments, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS	3p

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk – Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index. The Fund’s returns do not reflect expenses that apply to the variable accounts and contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 16.36% (quarter ended September 30, 2009).
¡ Lowest return for a calendar quarter was -23.73% (quarter ended December 31, 2008).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	Since inception (9/10/04)
Columbia Variable Portfolio — Core Equity Fund	7.06%	-1.27%	2.96%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.66%

4p	COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Condon, CFA	Portfolio Manager	May 2010
Oliver Buckley	Portfolio Manager	August 2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. Please see your annuity prospectus for more information.

TAX INFORMATION

The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts). Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as an underlying investment option of variable annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life). RiverSource Life may receive payments from affiliates for including the Fund as an investment option in the products. These payments may create a conflict of interest by influencing RiverSource Life’s decision regarding which funds to include in a product. Employees of RiverSource Life and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS	5p

More Information About the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio – Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRIN CIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to seek to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The Investment Manager believes the security is overvalued relative to other potential investments;

•	The company continues to meet the Investment Manager’s performance expectations; or

•	The security is removed from the Index.

The Fund may invest in derivative instruments, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk — Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

6p	COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES AND PAST PERFORMANCE

The following information is presented in addition to, and should be read in conjunction with, the information that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses shown in the “Fees and Expenses of the Fund” section of this prospectus are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or later, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table.

The commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses as described below) indefinitely, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40%.

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs)), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board of Trustees (the Board). This agreement may be modified or amended only with approval from all parties.

Effect of fee waivers and/or expense reimbursements on Past Performance. The Fund’s returns shown in the “Past Performance” section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers and/or expense reimbursements, the Fund’s returns would have been lower.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs, also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. Certain ETFs are designed to replicate the price and yield of a specified market index. The share price of these ETFs may not track its specified market index and may trade below net asset value. These ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed (i.e., they do not track an index), which indirectly subjects the Fund to active management risk of the ETF. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS	7p

In addition to futures contracts, which the Fund may invest in as part of its principal investment strategies, the Fund may use other derivatives such as options, forward contracts and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase investment flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

For more information on strategies and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s Statement of Additional Information (SAI). For more information on the Fund’s holdings, see the Fund’s annual and semiannual reports.

Investing Defensively. The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. See above for more information on the risks of investing in derivatives.

The Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also “Investing in Money Market Funds” under the section “Additional Management Information” for more information.

Lending of Portfolio Securities. The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value of or return on its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports.

8p	COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Board has adopted a policy prohibiting the Investment Manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), 225 Franklin Street, Boston, MA 02110, is the investment manager to the Fund and various other funds, including other Columbia-branded funds (the Columbia Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Columbia Funds, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement), the fee for the most recent fiscal year was 0.40% of the Fund’s average daily net assets. Under the IMS Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the IMS Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Brian Condon, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS	9p

•	Began investment career in 1993.

•	BA from Bryant University and MS in Finance from Bentley University.

Oliver Buckley, Portfolio Manager

•	Managed the Fund since August 2011.

•	Joined the Investment Manager in August 2011.

•	Head of Active Equity, Mellon Capital Management, 2000-2010.

•	Began investment career in 1989.

•	BS in Mathematical Sciences from Stanford University; MS in Engineering—Economic Systems from Stanford University; MBA in Finance from University of California.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Additional Management Information

Investing in Money Market Funds. The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Investment Manager. These funds are not insured or guaranteed by the FDIC or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Investment Manager and its affiliates receive fees from affiliated funds for providing advisory and/or other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the Securities and Exchange Commission website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Buying, Selling and Transferring Shares

SHARE PRICE DETERMINATION

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share. The Fund calculates the NAV per share at the end of each business day.

FUNDamentalsTM

NAV Calculation

The Fund calculates its NAV as follows:

NAV	=	(Value of assets) – (Liabilities)
Number of outstanding shares

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Board. For money market funds, the fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS	11p

BUYING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. The variable account’s purchase price will be the Fund’s next NAV calculated after the request is received in good form by the Fund or the authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract. Any charges that apply to the variable account and your contract are described in your annuity contract prospectus.

You may transfer all or part of your value in a variable account investing in shares of the Fund to the fixed account as outlined in your annuity contract prospectus. The Fund is the only investment option available under the variable account.

Market timing is frequent or short-term trading activity. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares, or increasing the fund’s transaction costs. Due to the transfer restrictions under the annuity contract between the fixed account and the variable account investing in shares of the Fund, a contract owner may not engage in frequent or short-term trading, thereby mitigating the risks of market timing. For this reason, market timing monitoring procedures have not been established for the Fund. Please refer to your annuity contract prospectus for specific details on transfer restrictions between the fixed and variable account.

You may provide instructions to sell any shares you have allocated to the variable account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. The variable account’s sale price will be the Fund’s next NAV calculated after the request is received in good form by the Fund or the authorized insurance company. Please refer to your annuity contract prospectus for more information about surrenders and withdrawals.

Distributions and Taxes

The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts).

REINVESTMENTS

All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect payment of expenses that apply to the variable accounts or annuity charges, if any. Inclusion of these charges would reduce total returns for all periods shown. The information has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm, Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$7.65	$6.55	$5.27	$10.30	$10.97
Income from investment operations
Net investment income (loss)	0.16	0.17	0.12	0.17	0.19
Net realized and unrealized gain (loss)	0.38	0.93	1.16	(4.01)	0.15
Total from investment operations	0.54	1.10	1.28	(3.84)	0.34
Net investment income	—	—	—	(0.02)	(0.17)
Net realized gains	—	—	—	(1.17)	(0.84)
Total distributions to Shareholders	—	—	—	(1.19)	(1.01)
Net asset value, end of period	$8.19	$7.65	$6.55	$5.27	$10.30
Total return	7.06%	16.76%	24.40%	(41.62% )	3.32%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.46%	0.45%	0.44%	0.48%	0.48%
Net expenses after fees waived or expenses reimbursed(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.02%	2.44%	2.25%	2.07%	1.68%
Supplemental data
Net assets, end of period (in thousands)	$175,225	$186,322	$186,836	$174,866	$365,162
Portfolio turnover	52%	109%	76%	103%	65%
Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2012 PROSPECTUS	13p

Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, or to make a shareholder inquiry, contact your financial intermediary or the Fund directly through the address or telephone number below.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Since shares of the Fund are offered generally only to separate accounts funding variable annuity contracts issued by an affiliated life insurance company, they are not offered to the public. Because of this, the Fund’s offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-22127

S-6347-99 K (5/12)

Columbia Variable Portfolio –

Seligman Global Technology Fund

Prospectus May 1, 2012

> Columbia Variable Portfolio – Seligman Global Technology Fund seeks long-term capital appreciation.

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value  ¡ No Bank Guarantee

SUMMARY OF THE FUND

Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	3p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	5p
Buying and Selling Shares	6p
Tax Information	6p
Financial Intermediary Compensation	6p
More Information About the Fund	7p
Investment Objective	7p
Principal Investment Strategies of the Fund	7p
Principal Risks of Investing in the Fund	8p
More About Annual Fund Operating Expenses and Past Performance	9p
Other Investment Strategies and Risks	10p
Fund Management and Compensation	11p
Buying and Selling Shares	14p
Description of the Share Classes	14p
Buying, Selling and Transferring Shares	15p
Distributions and Taxes	19p
Additional Services and Compensation	19p
Additional Management Information	19p
Potential Conflicts of Interest	20p
Financial Highlights	21p

2p	COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1		Class 2
Management fees	0.95%		0.95%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	0.40%		0.40%
Total annual fund operating expenses	1.35%		1.60%
Less: Fee waiver/expense reimbursement(a)	(0.35%	)	(0.35%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.00%		1.25%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceeding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$102	$393	$707	$1,599
Class 2	$127	$471	$839	$1,876

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country which Columbia Management Investment Advisers, LLC (the Investment Manager) believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Investment Manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	3p

unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large capitalization companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size capitalization, and the Fund may invest in these companies as well.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. The Fund may invest significantly in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of industries.

Small- and Mid-Capitalization Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

4p	COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 1 share performance has varied for each full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark index and its former benchmark index. The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 1 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 17.60% (quarter ended September 30, 2009)
¡ Lowest return for a calendar quarter was -24.15% (quarter ended September 30, 2002)

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	5 years	10 years
Columbia Variable Portfolio – Seligman Global Technology Fund
Class 1	-5.75%	4.05%	4.17%
Class 2	-6.06%	3.79%	3.96%
MSCI World IT Index (Net)* (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	-2.49%	1.18%	1.26%
MSCI World IT Index (Gross)* (reflects no deduction for fees, expenses or taxes)	-2.17%	1.48%	1.48%

*	On September 30, 2011, the MSCI World IT Index (Net) replaced the MSCI World IT Index (Gross) as the Fund’s benchmark. Columbia Management Investment Advisers, LLC (the Investment Manager) made this recommendation to the Fund’s Board of Trustees because the Investment Manager believes that the Net version of the Index better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund’s performance. Information on both versions of the Index will be included for a one-year transition period. Thereafter, only the Net version will be included.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Richard M. Parower, CFA	Portfolio Manager	2002
Paul H. Wick	Co-Portfolio Manager	2006
Ajay Diwan	Co-Portfolio Manager	2005
Benjamin Lu	Co-Portfolio Manager	2006

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	5p

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

6p	COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS

More Information About the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country which Columbia Management Investment Advisers, LLC (the Investment Manager) believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Investment Manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large capitalization companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size capitalization, and the Fund may invest in these companies as well.

The Investment Manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the Investment Manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

In selecting individual securities, the Investment Manager looks for companies that it believes display one or more of the following:

•	Above-average growth prospects;

•	High profit margins;

•	Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity);

•	Quality management and equity ownership by executives;

•	Unique competitive advantages (e.g., market share, proprietary products); or

•	Potential for improvement in overall operations.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether:

•	The Investment Manager believes its target price has been reached;

•	Its earnings are disappointing;

•	Its revenue growth has slowed;

•	Its underlying fundamentals have deteriorated;

•	If the Investment Manager believes that negative country or regional factors may affect a company’s outlook; or

•	To meet cash requirements.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	7p

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the U.S.) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk. The Fund may invest significantly in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of companies across sectors or industries. As the sectors in which the Fund invests increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

8p	COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS

Small- and Mid-Capitalization Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies. Securities of small- and mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger-cap companies.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

These stocks may fall rapidly in and out of favor with investors, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology and technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Fund. The Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES AND PAST PERFORMANCE

The following information is presented in addition to, and should be read in conjunction with the information that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses shown in the “Fees and Expenses of the Fund” section of this prospectus are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or later, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table.

The commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses as described below) through April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs)), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effect of fee waivers and/or expense reimbursements on Past Performance. The Fund's returns shown in the "Past Performance" section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers and/or expense reimbursements, the Fund's returns would have been lower.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	9p

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and ETFs, also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. Certain ETFs are designed to replicate the price and yield of a specified market index. The share price of these ETFs may not track their specified market index and may trade below net asset value. These ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed (i.e., they do not track an index), which indirectly subjects the Fund to active management risk of the ETF. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

The Fund may also invest in depositary receipts, which are publicly traded instruments generally issued by U.S. or foreign banks or trust companies that represent securities of foreign issuers.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase investment flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to the Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

For more information on strategies and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s Statement of Additional Information (SAI). For more information on the Fund’s holdings, see the Fund’s annual and semiannual reports.

10p	COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS

Investing Defensively. The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. See above for more information on the risks of investing in derivatives.

The Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also “Investing in Money Market Funds” under the section “Additional Management Information” for more information.

Lending of Portfolio Securities. The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value of or return on its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Board has adopted a policy prohibiting the Investment Manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), 225 Franklin Street, Boston, MA 02110, is the investment manager to the Fund and various other funds, including other Columbia-branded funds (the Columbia Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Columbia Funds, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	11p

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement), the fee for the most recent fiscal year was 0.95% of the Fund’s average daily net assets. Under the IMS Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the IMS Agreement is available in the Fund’s annual report to shareholders for the year ended December 31, 2010.

Portfolio Managers. The Fund is managed by the Seligman Technology Group of Columbia Management. The portfolio managers responsible for the day-to-day management of the Fund are:

Richard M. Parower, CFA, Portfolio Manager

•	Managed the Fund since 2002.

•

Prior to the Investment Manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman, the Fund’s predecessor investment manager) in November 2008, Mr. Parower was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1988.

•	BA, Washington University; MBA, Columbia University.

Paul H. Wick, Co-Portfolio Manager

•	Managed the Fund since 2006.

•

Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

•	Prior to the Investment Manager’s acquisition of Seligman in November 2008, Mr. Wick was a Managing Director of Seligman.

•	Joined Seligman in 1987.

•	Began investment career in 1987.

•	BA, Duke; MBA, Duke/Fuqua.

Ajay Diwan, Co-Portfolio Manager

•	Managed the Fund since 2005.

•

Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, payment processing industries.

•	Prior to the Investment Manager’s acquisition of Seligman in November 2008, Mr. Diwan was a Managing Director of Seligman.

•	Joined Seligman in 2001.

•	Began investment career in 1992.

•	BS, Case Western Reserve University; MBA, Columbia University.

Benjamin Lu, Co-Portfolio Manager

•	Managed the Fund since 2006.

•

Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

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•	Prior to the Investment Manager’s acquisition of Seligman in November 2008, Mr. Lu was a Portfolio Manager of Seligman.

•	Joined Seligman in 2005.

•	Began investment career in 2005.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	13p

Buying and Selling Shares

DESCRIPTION OF THE SHARE CLASSES

Share Class Features

The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Eligible Investors	Investment Limits	Conversion Features
Class 1 Shares	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.	none	none
Class 2 Shares	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.	none	none

	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)
Class 1 Shares	none	none
Class 2 Shares	none	none

Maximum Distribution and/or Service Fees
Class 1 Shares	none
Class 2 Shares	0.25%

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act), the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets for Class 2 shares. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

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Selling Agent Compensation

The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.

Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments. Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

BUYING, SELLING AND TRANSFERRING SHARES

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	15p

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Shareholder Information

Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract or a participant in a Qualified Plan who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by Columbia Management Investment Services Corp. (the Transfer Agent) or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your Contract prospectus or Qualified Plan disclosure documents.

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You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Transferring Shares — Excessive Trading Practices Policy of Non-Money Market Funds below.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund. For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	17p

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Distributions and Taxes

REINVESTMENTS

All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Fund. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110, provides underwriting and distribution services to the Fund.

Transfer Agency Services. Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide transfer agency services to the Fund. The Fund pays the Transfer Agent a fee as set forth in the SAI, and reimburses the Transfer Agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Fund. Fees paid by the Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

Additional Management Information

Affiliated Products. Columbia Management serves as Investment Manager to the Columbia Funds, including those that are structured to provide asset-allocation services to shareholders of those funds (funds of funds) by investing in shares of other Columbia Funds, including the Fund (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the Investment Manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	19p

allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Investing in Money Market Funds. The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Investment Manager. These funds are not insured or guaranteed by the FDIC or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Investment Manager and its affiliates receive fees from affiliated funds for providing advisory and/or other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the Securities and Exchange Commission website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Potential Conflicts of Interest

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

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Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, if any. Inclusion of these charges would reduce total returns for all periods shown. The information for the fiscal years ended on or after December 31, 2009 has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm, Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before December 31, 2008 was audited by a different Independent Registered Public Accounting Firm.

	Year ended Dec. 31,
	2011	2010		2009		2008	2007
Class 1
Per share data
Net asset value, beginning of period	$20.69	$17.91		$11.03		$18.46	$15.99
Income from investment operations:
Net investment loss	(0.05)	(0.10)		(0.19)		(0.21)	(0.25)
Net realized and unrealized gain (loss)	(1.14)	2.88		7.07		(7.22)	2.72
Total from investment operations	(1.19)	2.78		6.88		(7.43)	2.47
Net asset value, end of period	$19.50	$20.69		$17.91		$11.03	$18.46
Total return	(5.75% )	15.52%		62.38%		(40.25% )	15.45%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.36%	2.84%		3.86%		3.54%	3.04%
Net expenses after fees waived or expenses reimbursed(b)	0.99%	1.30%		1.90%		1.90%	1.90%
Net investment loss	(0.23% )	(0.57%	)	(1.38%	)	(1.38% )	(1.44%	)
Supplemental data
Net assets, end of period (in thousands)	$25,223	$4,053		$4,022		$2,754	$5,644
Portfolio turnover	99%	96%		153%		161%	198%

	Year ended Dec. 31,
	2011	2010		2009		2008	2007
Class 2
Per share data
Net asset value, beginning of period	$20.30	$17.64		$10.88		$18.25	$15.83
Income from investment operations:
Net investment loss	(0.10)	(0.16)		(0.23)		(0.24)	(0.28)
Net realized and unrealized gain (loss)	(1.13)	2.82		6.99		(7.13)	2.70
Total from investment operations	(1.23)	2.66		6.76		(7.37)	2.42
Net asset value, end of period	$19.07	$20.30		$17.64		$10.88	$18.25
Total return	(6.06% )	15.08%		62.13%		(40.38% )	15.29%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.59%	3.03%		3.79%		3.71%	3.19%
Net expenses after fees waived or expenses reimbursed(b)	1.24%	1.62%		2.15%		2.07%	2.05%
Net investment loss	(0.48% )	(0.91%	)	(1.60%	)	(1.55% )	(1.59%	)
Supplemental data
Net assets, end of period (in thousands)	$53,098	$1,883		$2,370		$1,159	$2,899
Portfolio turnover	99%	96%		153%		161%	198%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses, (excluding fees and expenses of acquired funds).

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2012 PROSPECTUS	21p

Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, or to make a shareholder inquiry, contact your financial intermediary or the Fund directly through the address or telephone number below.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Since shares of the Fund are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the Distributor, they are not offered to the public. Because of this, the Fund’s offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-22127

SL-9916-99 D (5/12)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Cash Management Fund

Columbia Variable Portfolio – Core Equity Fund*

Columbia Variable Portfolio – Diversified Bond Fund

Columbia Variable Portfolio – Diversified Equity Income Fund

Columbia Variable Portfolio – Dynamic Equity Fund

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Income Opportunities Fund

Columbia Variable Portfolio – International Opportunity Fund

Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Columbia Variable Portfolio – S&P 500 Index Fund

Columbia Variable Portfolio – Select Large-Cap Value Fund

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Columbia Variable Portfolio – Seligman Global Technology Fund

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Variable Portfolio – Davis New York Venture Fund

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Variable Portfolio – Partners Small Cap Value Fund

*	This Fund is closed to new investors.

Each fund may offer Class 1, Class 2 and Class 3 shares, with the exception of Columbia Variable Portfolio – Balanced Fund, which only offers, Class 3 shares, Columbia Variable Portfolio – Core Equity Fund, which offers a single class of shares, and Columbia Variable Portfolio – Seligman Global Technology Fund, which only offers Class 1 and Class 2 shares, to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the distributor).

This is the Statement of Additional Information (“SAI”) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI.

Each fund’s financial statements for its most recent fiscal period are contained in the fund’s annual or semiannual report to Shareholders. The Independent Registered Public Accounting Firm’s Report and the Financial Statements, including Notes to the Financial Statements and the Portfolio of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia and Columbia Acorn branded funds (collectively, the “Fund Family”), c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or call 800.345.6611.

Unless the context indicates otherwise, references herein to “each fund,” “the funds, “a fund” or “funds” indicates the disclosure is applicable to each fund in the Fund Family managed by Columbia Management Investment Advisers, LLC (“Columbia Management” or “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and distributed by the distributor. Each fund is governed by a Board of Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, Columbia Management, and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following pages.

Fundamental and Nonfundamental Investment Policies	p. 4
Investment Strategies and Types of Investments	p. 7
Information Regarding Risks and Investment Strategies	p. 8
Securities Transactions	p. 39
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager	p. 46
Valuing Fund Shares	p. 46
Performance Information	p. 48
Portfolio Holdings Disclosure	p. 48
Proxy Voting	p. 51
Investing in a Fund	p. 53
Capital Loss Carryover	p. 54
Taxes	p. 54
Service Providers	p. 56
Investment Management Services	p. 56
Administrative Services	p. 73
Transfer Agency Services	p. 74
Distribution Services	p. 74
Plan and Agreement of Distribution	p. 74
Payments to Financial Intermediaries	p. 75
Custodian Services	p. 77
Board Services Corporation	p. 77
Organizational Information	p. 77
Board Members and Officers	p. 79
Control Persons and Principal Holders of Securities	p. 92
Information Regarding Pending and Settled Legal Proceedings	p. 93
Independent Registered Public Accounting Firm	p. 94
Appendix A: Description of Ratings	p. A-1
Appendix B: Additional Information About S&P 500 Index	p. B-1
Appendix C: Proxy Voting Guidelines	p. C-1

List of Tables

1.	Fund Fiscal Year Ends and Investment Categories	p. 3
2.	Fundamental Policies	p. 4
3.	Investment Strategies and Types of Investments	p. 7
4.	Total Brokerage Commissions	p. 42
5.	Brokerage Directed for Research and Turnover Rates	p. 43
6.	Securities of Regular Brokers or Dealers	p. 44
7.	Capital Loss Carryover	p. 54
8.	Investment Management Services Agreement Fee Schedule	p. 56
9.	PIA Indexes	p. 60
10.	Performance Incentive Adjustment Calculation	p. 60
11.	Management Fees and Nonadvisory Expenses	p. 61
12.	Subadvisers and Subadvisory Agreement Fee Schedules	p. 62
13.	Subadvisory Fees	p. 63
14.	Portfolio Managers	p. 63
15.	Administrative Services Agreement Fee Schedule	p. 73
16.	Administrative Fees	p. 73
17.	12b-1 Fees	p. 75
18.	Fund History Table	p. 78
19.	Board Members	p. 80
20.	Fund Officers	p. 85
21.	Board Member Holdings — All Funds	p. 89
22.	Board Member Compensation — All Funds	p. 89
23.	Board Member Compensation — Individual Funds	p. 90
24.	Control Persons and Principal Holders	p. 93

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 1

Throughout this SAI, the funds are referred to as follows:

Columbia Variable Portfolio – Balanced Fund (Balanced)

Columbia Variable Portfolio – Cash Management Fund (Cash Management)

Columbia Variable Portfolio – Core Equity Fund (Core Equity)

Columbia Variable Portfolio – Diversified Bond Fund (Diversified Bond)

Columbia Variable Portfolio – Diversified Equity Income Fund (Diversified Equity Income)

Columbia Variable Portfolio – Dynamic Equity Fund (Dynamic Equity)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Emerging Markets Opportunity)

Columbia Variable Portfolio – Global Bond Fund (Global Bond)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Global Inflation Protected Securities)

Columbia Variable Portfolio – High Yield Bond Fund (High Yield Bond)

Columbia Variable Portfolio – Income Opportunities Fund (Income Opportunities)

Columbia Variable Portfolio – International Opportunity Fund (International Opportunity)

Columbia Variable Portfolio – Large Cap Growth Fund (Large Cap Growth)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Mid Cap Growth Opportunity)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Mid Cap Value Opportunity)

Columbia Variable Portfolio – S&P 500 Index Fund (S&P 500 Index)

Columbia Variable Portfolio – Select Large-Cap Value Fund (Select Large-Cap Value)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Select Smaller-Cap Value)

Columbia Variable Portfolio – Seligman Global Technology Fund (Seligman Global Technology)

Columbia Variable Portfolio – Short Duration U.S. Government Fund (Short Duration U.S. Government)

Variable Portfolio – Davis New York Venture Fund (Davis New York Venture)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Goldman Sachs Mid Cap Value)

Variable Portfolio – Partners Small Cap Value Fund (Partners Small Cap Value)

The table that follows lists each fund’s fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

Table 1. Fund Fiscal Year Ends and Investment Categories

Fund	Fiscal Year End	Fund Investment Category
Balanced	December 31	Flexible
Cash Management	December 31	Money market
Core Equity	December 31	Equity
Davis New York Venture	December 31	Equity
Diversified Bond	December 31	Fixed Income
Diversified Equity Income	December 31	Equity
Dynamic Equity	December 31	Equity
Emerging Markets Opportunity	December 31	Equity
Global Bond	December 31	Fixed Income
Global Inflation Protected Securities	December 31	Fixed Income
Goldman Sachs Mid Cap Value	December 31	Equity
High Yield Bond	December 31	Fixed Income
Income Opportunities	December 31	Fixed Income
International Opportunity	December 31	Equity
Large Cap Growth	December 31	Equity
Mid Cap Growth Opportunity	December 31	Equity
Mid Cap Value Opportunity	December 31	Equity
Partners Small Cap Value	December 31	Equity
S&P 500 Index	December 31	Equity
Select Large Cap Value	December 31	Equity
Select Smaller-Cap Value	December 31	Equity
Seligman Global Technology	December 31	Equity
Short Duration U.S. Government	December 31	Fixed Income

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 3

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

The chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

Table 2. Fundamental Policies

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Buy more than 5% of an issuer	E Lending	F Act as an underwriter	G Borrow money	H Issue Senior Securities	I Concentration
Balanced	A1	B1	C1	D1	E1	F1	G1	H1	I1
Cash Management	A2	A2	C1	D1	E1	F1	G1	H1	—
Core Equity	A1	B1	C1	D1	E1	F1	G1	H1	I1
Diversified Bond	A1	B1	C1	D1	E1	F1	G1	H1	I1
Diversified Equity Income	A1	B1	C1	D1	E1	F1	G1	H1	I1
Dynamic Equity	A1	B1	C1	D1	E1	F1	G1	H1	I1
Davis New York Venture	A1	B2	C1	D1	E1	F1	G1	H1	I1
Emerging Markets Opportunity	A1	B1	C1	D1	E1	F1	G1	H1	I1
Global Bond	A1	B1	C1	—	E1	F1	G1	H1	I1
Global Inflation Protected Securities	A1	B1	—	—	E1	F1	G1	H1	I1
Goldman Sachs Mid Cap Value	A1	B2	C1	D1	E1	F1	G1	H1	I1
High Yield Bond	A1	B1	C1	D1	E1	F1	G1	H1	I1
Income Opportunities	A1	B1	C1	D1	E1	F1	G1	H1	I1
International Opportunity	A1	B1	C1	D1	E1	F1	G1	H1	I1
Large Cap Growth	A1	B1	C1	D1	E1	F1	G1	H1	I1
Mid Cap Growth Opportunity	A1	B1	C1	D1	E1	F1	G1	H1	I1
Mid Cap Value Opportunity	A1	B1	C1	D1	E1	F1	G1	H1	I1
Partners Small Cap Value	A1	B2	C1	D1	E1	F1	G1	H1	I1
S&P 500 Index	A1	B1	C1	D1	E1	F1	G1	H1	I1
Select Large-Cap Value	A1	B2	C1	D1	E1	F1	G1	H1	I1
Select Smaller-Cap Value	A1	B1	C1	D1	E1	F1	G1	H1	I1
Seligman Global Technology	A3	B3	C2	C2	E2	F2	G2	G2	I2
Short Duration U.S. Government	A1	B1	C1	D1	E1	F1	G1	H1	I1

A.	Buy or sell real estate
	A1 –	The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 4

	A2 –	The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

	A3 –	The fund will not purchase or hold any real estate, except the fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.

B.	Buy or sell physical commodities
	B1 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

	B2 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

	B3 –	The fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.

C.	Buy more than 10% of an issuer
	C1 –	The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund’s assets may be invested without regard to this 10% limitation.

	C2 –	The fund will not make any investment inconsistent with the fund’s classification as a diversified company under the 1940 Act.

D.	Invest more than 5% in an issuer
	D1 –	The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund’s total assets may be invested without regard to this 5% limitation.

E.	Lending
	E1 –	The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets, except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

	E2 –	The fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

F.	Act as an underwriter
	F1 –	The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

	F2 –	The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio securities or in connection with investments in other investment companies.

G.	Borrow Money
	G1 –	The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

	G2 –	The fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exceptions therefrom which may be granted by the SEC. For borrowing, the 1940 Act permits a fund to borrow up to 33 1/3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources.

H.	Issue senior securities
	H1 –	The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 5

I.	Concentration
	I1 –	The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

	I2 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuer in any particular industry, provided that: 1) this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and 2) for the purpose of this limitation, mortgage-related securities do not constitute an industry.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

In addition to the policies described above and any fundamental policy described in the prospectus:

Additionally for Cash Management, the fund will not:

•	Buy on margin or sell short or deal in options to buy or sell securities.

•	Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

•

Intentionally invest more than 25% of the fund’s assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Additionally for Seligman Global Technology, the fund will not:

•

Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any Securities and Exchange Commission (the “SEC”) or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies may be changed by the Board at any time and are in addition to those described in the prospectus.

For all funds:

•

The fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the fund are held by such other fund, the fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

For funds other than Cash Management:

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

For Cash Management:

•	No more than 10% of the fund’s net assets will be held in securities and other instruments that are illiquid.

For all funds EXCEPT Cash Management, Emerging Markets Opportunity, Global Bond, Global Inflation Protected Securities, International Opportunity and S&P 500 Index:

•	Up to 25% of the fund’s net assets may be invested in foreign investments.*

* For Balanced, the 20% limitation stated in the prospectus is an investment policy.

For Seligman Global Technology:

•

The fund will not invest in oil, gas or other mineral exploration or development programs; provided, however, that this investment restriction shall not prohibit the fund from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.

•

The fund will not purchase securities from or sell securities to any of its officers or Trustees, except with respect to its own shares and as permissible under applicable statutes, rule ad regulations.

•

The fund will not invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the fund in units or attached to securities may be deemed to have been purchased without cost.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 6

Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

Table 3. Investment Strategies and Types of Investments

Investment Strategy	Equity	Fixed Income	Flexible	Money Market
Agency and government securities	—	—	—	—
Borrowing	—	—	—	—
Cash/money market instruments	—	—	—	—
Collateralized bond obligations	—	—	—	—
Commercial paper	—	—	—	—
Common stock	—	— A	—	—
Convertible securities	—	—	—	—
Corporate bonds	—	—	—	B
Debt obligations	—	—	—	—
Depositary receipts	—	— C	—	—
Derivative instruments (including options and futures)	—	—	—	—
Exchange-traded funds	—	—	—	—
Floating rate loans	—	—	—	—
Foreign currency transactions	—	—	—	—
Foreign securities	—	—	—	—
Funding agreements	—	—	—	—
High yield debt securities (junk bonds)	—	—	—	—
Illiquid and restricted securities	—	—	—	—
Indexed securities	—	—	—	—
Inflation protected securities	—	—	—	—
Initial Public Offerings (IPOs)	—	—	—	—
Inverse floaters	D	—	—	—
Investment companies	—	—	—	—
Lending of portfolio securities	—	—	—	—
Loan participations	—	—	—	—
Mortgage- and asset-backed securities	— E	—	—	—
Mortgage dollar rolls	F	—	—	—
Municipal obligations	—	—	—	—
Pay-in-kind securities	—	—	—	—
Preferred stock	—	G	—	—
Real estate investment trusts	—	—	—	—

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 7

Investment Strategy	Equity	Fixed Income	Flexible	Money Market
Repurchase agreements	—	—	—	—
Reverse repurchase agreements	—	—	—	—
Short sales	H	H	H	—
Sovereign debt	—	—	—	—
Structured investments	—	—	—	—
Swap agreements	—	—	—	—
Variable- or floating-rate securities	—	—	—	—
Warrants	—	—	—	—
When-issued securities and forward commitments	—	—	—	—
Zero-coupon and step-coupon securities	—	—	—	—

A.	The following funds are not authorized to invest in common stock: Short Duration U.S. Government.

B.	While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

C.	The following funds are not authorized to invest in depositary receipts: Short Duration U.S. Government.

D.	The following funds are authorized to invest in inverse floaters: Dynamic Equity.

E.	The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Select Smaller-Cap Value.

F.	The following funds are authorized to invest in mortgage dollar rolls: Core Equity and Dynamic Equity.

G.	The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.

H.	The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or principal investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and principal investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

Allocation Risk. For funds that use an asset allocation strategy in pursuit of its investment objective, there is a risk that the fund’s allocation among asset classes or investments will cause the fund’s shares to lose value or cause the fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Borrowing Risk. To the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed money exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 8

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund’s concentration, the fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio.

Confidential Information Access Risk. In managing the fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle held by the fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceedings. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Currency Risk. The performance of the fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying investment, for example, a security, pools of securities, options, futures, indexes, currencies or interest rate. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency, index or rate may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to its principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 9

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are traded over-the-counter (OTC) and, therefore, are not traded on an exchange, may present liquidity risk to the fund.

Derivatives Risk - Credit Default Swaps. The fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the fund is selling credit protection, there is a risk that a credit event will occur and that the fund will have to pay the counterparty. If the fund is buying credit protection, there is a risk that no credit event will occur and the fund will receive no benefit for the premium paid.

Derivatives Risk - Forward Foreign Currency Contracts. The fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the fund. The fund may designate cash or securities in an amount equal to the value of the fund’s forward foreign currency contracts which may limit the fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk - Forward Contracts. The fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the fund to counterparty risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks.”

Derivatives Risk - Forward Rate Agreements. The fund may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk - Futures Contracts. The fund may enter into futures contracts, including equity, currency, fixed income/bond, index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller

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(holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk - Interest Rate Swaps. The fund may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk - Options. The fund may enter into option transactions. If the fund sells a put option, there is a risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells a call option, there is a risk that the fund may be required to sell the underlying investment at a disadvantageous price. If the fund sells a call option on an investment that the fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

Derivatives Risk - Portfolio Swaps and Equity Swaps. In a swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Portfolio swaps and equity swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk - Swaps. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk - Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Derivatives Risk - Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the fund may invest are actively managed ETFs (i.e., they do not track a

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particular benchmark), which subjects the fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The fund’s exposure to foreign currencies subjects the fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the fund’s exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult. The fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Foreign securities are defined as securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, and other conditions of the country. These conditions can include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

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Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are typically in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. The loans or other securities in which the fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s portfolio managers upon their credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and repay principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Indexing Risk. For funds that are managed to an index, the fund’s performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

Industry Concentration Risk. Investments that are concentrated in a particular issuer will make the fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The

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investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate charges also may increase payments of debt obligations, which in turn, would increase prepayment risk.

Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

Mortgage-Related and Other Asset Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Multi-Adviser Risk. The fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the fund, but which may increase fund expenses. As a result, the fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the fund were managed by a single subadviser, which could affect the fund’s performance.

Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Trading and Turnover Risks. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a fund is known as “portfolio turnover.” The portfolio managers may actively and frequently trade securities in the fund’s portfolio to carry out its investment strategies. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and

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other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund’s portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund’s performance.

Prepayment and Extension Risk. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Redemption Risk. The fund may need to sell portfolio securities to meet redemption requests. The fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of fund shares, (ii) a disruption in the normal operation of the markets in which the fund buys and sells portfolio securities or (iii) the inability of the fund to sell portfolio securities because such securities are illiquid. In such events, the fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the fund. In addition, the Securities and Exchange Commission (SEC) has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the fund.

Reinvestment Risk. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to the financial market or economical conditions or events affecting the particular issuer, geographic region, industry or sector. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The fund may make short sales, which involves selling a security or other asset the fund does not own in anticipation that its price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund’s use of short sales in effect “leverages” the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

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Small and Mid-Cap Company Risk. Investments in small and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies. Additionally, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger-cap companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest, including in a timely manner, may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

Special Situations Risk

Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Technology and Technology-Related Investment Risks. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the fund. Finally, the fund may be susceptible to factors affecting the technology and technology-related industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

Tracking Error Risk. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund’s performance is affected by factors such as the size of the fund’s portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change.

Value Securities Risk. Value-oriented securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund’s investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Borrowing

If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the Fund Family and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

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Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks associated with the investments in the underlying foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, an index or some other underlying instrument. A small change in the value of the underlying security, currency, index or instrument can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set

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up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

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Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

Equity Securities and Fixed/Variable Income Securities

Equity securities in which the Fund may invest include, without limitation, common stocks, including those that pay dividends or other distributions, securities that are convertible into common stocks or other equity securities, depositary receipts or shares, warrants, rights, real estate investment trusts, partnership securities, and other securities with equity characteristics as further described in the Prospectus. The fixed or variable income securities in which the Fund may invest include, without limitation, corporate bonds (including high-yield bonds), preferred stocks, trust-preferred securities, Treasury securities, U.S. government agency securities, asset-backed securities, and other income-producing investments as further described in the Prospectus.

Eurodollar and Yankee Dollar Instruments

The fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The fund might use Eurodollar futures contracts and options thereon to hedge against changes in the London Interbank Offered Rate (“LIBOR”), to which many interest rate swaps and fixed income instruments may be linked.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate

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exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund’s ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that the ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the securities in which the ETFs invest, including Market Risk. ETFs using a “passive” investment strategy generally will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index (as the case may be) or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the

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assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

Foreign Currency Transactions

Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

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A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

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Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

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Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. market and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

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Funding Agreements

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)

Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

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Inverse Floaters

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses. The fund is also subject to the risk associated with investing in such investment companies.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities

To generate additional income, a fund may lend up to 33%, or such lower percentage specified by the fund or investment manager of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create

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a conflict of interest between the Lending Agent (or its affiliates) and the fund with respect to the management of such collateral. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The investment manager is not responsible for any loss incurred by the funds in connection with the securities lending program.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit

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enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

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Partnership Securities

The fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities are limited partnerships or limited liability companies that may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the NYSE Alternext US LLC (“NYSE Alternext”) (formerly the American Stock Exchange) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.

Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than do investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be relatively illiquid at times.

The fund may also invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

Short Sales

In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain to the fund, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

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Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result, a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

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Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional

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value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

Trust-Preferred Securities

The fund may also invest in trust-preferred securities. These securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments and are typically treated by the funds as debt investments.

Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on its balance sheet.

The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution, The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities which are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.

The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt issued by the institution.

The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.

The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the fund.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 37

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government can or would provide financial support to any of these entities, including whether or not the U.S. Government is obligated to do so by law.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Credit Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 38

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager and subadvisers have been directed to use best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 39

services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 40

legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations

From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the funds, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 41

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services.

Table 4. Total Brokerage Commissions

Total Brokerage Commissions
Fund	2011	2010	2009
Balanced	$664,792	$312,914	$869,205
Cash Management	0	0	0
Core Equity	24,088	58,040	200,188
Davis New York Venture	366,732	1,113,702	1,048,521
Diversified Bond	134,331	163,828	153,986
Diversified Equity Income	1,502,019	1,664,250	3,510,488
Dynamic Equity	200,789	428,231	1,620,965
Emerging Markets Opportunity	3,665,627	2,681,293	4,519,114
Global Bond	80,035	15,261	16,557
Global Inflation Protected Securities	62,074	117,645	36,910
Goldman Sachs Mid Cap Value	1,383,150	1,171,537	31,061
High Yield Bond	0	0	0
Income Opportunities	0	0	0
International Opportunity	918,156	1,047,089	1,163,590
Large Cap Growth	389,658	653,834	1,037,696
Mid Cap Growth Opportunity	1,099,423	1,157,042	1,517,464
Mid Cap Value Opportunity	695,827	1,000,803	339,159
Partners Small Cap Value	1,712,803	2,185,780	1,776,716
S&P 500 Index	5,225	48,972	116,758
Select Large-Cap Value	21,304	9,723	6,433
Select Smaller-Cap Value	79,545	24,965	38,672
Seligman Global Technology	179,470	16,700	24,679
Short Duration U.S. Government	18,375	22,370	16,834

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 42

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes.

Table 5. Brokerage Directed for Research and Turnover Rates

	Brokerage Directed for Research*		Turnover Rates
	Amount of Transactions	Amount of Commissions Imputed or Paid
Fund	2011	2011	2011		2010
Balanced	$69,696,748	$38,745	192	(a)	156	%(a)
Cash Management	0	0	N/A		N/A
Core Equity	16,540,554	13,264	52		109
Davis New York Venture	0	0	21		32
Diversified Bond	0	0	330	(a)	382	(a)
Diversified Equity Income	914,616,902	648,061	41		26
Dynamic Equity	71,891,836	41,852	57		87
Emerging Markets Opportunity	1,418,908,155	3,174,876	100		86
Global Bond	0	0	50		66
Global Inflation Protected Securities	0	0	66		66
Goldman Sachs Mid Cap Value	425,447,553	59,924	76		85
High Yield Bond	0	0	76		88
Income Opportunities	0	0	66		77
International Opportunity	592,859,710	809,662	64		76
Large Cap Growth	15,332,249	10,166	104		152
Mid Cap Growth Opportunity	436,551,380	363,394	165		100
Mid Cap Value Opportunity	263,351,672	195,661	59		80
Partners Small Cap Value	421,769,534	343,919	58		57
S&P 500 Index	713,494	91	4		22
Select Large-Cap Value	3,562,867	4,050	25		4
Select Smaller-Cap Value	4,644,825	6,359	13		5
Seligman Global Technology	0	0	99		96
Short Duration U.S. Government	0	0	92	(a)	323	(a)

*	Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. Columbia Management also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

(a)	A significant portion of the turnover was the result of “roll” transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, this activity is expected to enhance the returns on the fund.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 43

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

Table 6. Securities of Regular Brokers or Dealers

Fund	Issuer	Value of securities owned at end of fiscal period
Balanced	Bear Stearns	$1,406,821
	Citigroup, Inc.	5,980,717
	Citigroup/Deutsche Bank Commercial Mortgage Trust	2,144,960
	Citigroup Global Markets, Inc.	6,998,800
	CS First Boston Mortgage Securities Corp.	738,509
	Credit Suisse First Boston Mortgage Securities Corp.	113,453
	E*TRADE Financial Corp.	124,300
	Goldman Sachs & Co.	6,567,208
	The Goldman Sachs Group, Inc.	921,799
	GS Mortgage Securities Corp. II	125,055
	JP Morgan Chase & Co.	15,150,396
	JP Morgan Chase Commercial Mortgage Securities	6,502,556
	LB-UBS Commercial Mortgage Trust	2,498,661
	Morgan Stanley	1,234,304
	Morgan Stanley Capital I	1,330,874
	Morgan Stanley Reremic Trust	3,811,876
	Nuveen Investments, Inc.	19,850
Cash Management	None	N/A
Core Equity	Citigroup, Inc.	1,099,889
	Franklin Resources, Inc.	2,632,044
	JPMorgan Chase & Co.	4,698,225
Davis New York Venture	(The) Charles Schwab Corp.	5,669,748
	The Goldman Sachs Group, Inc.	4,400,324
	JPMorgan Chase & Co.	2,038,890
Diversified Bond	Bear Stearns Asset-Backed Securities Trust	1,157,085
	Bear Stearns Commercial Mortgage Securities	48,998,196
	Citigroup, Inc.	17,145,342
	Citigroup Commercial Mortgage Trust	18,414,457
	Citigroup/Deutsche Bank Commercial Mortgage Trust	40,679,681
	Credit Suisse	19,000,000
	Credit Suisse Mortgage Capital Certificates	21,103,638
	Credit Suisse First Boston Mortgage Securities Corp.	27,510,903
	E*TRADE Financial Corp.	482,400
	Eaton Vance Corp.	3,069,493
	The Goldman Sachs Group, Inc.	18,266,987
	JPMorgan Chase & Co.	29,267,263
	JPMorgan Chase Commercial Mortgage Securities	124,331,432
	JPMorgan Mortgage Acquisition Corp.	1,757,776
	JP Morgan Alternative Loan Trust	2,253,290
	LB-UBS Commercial Mortgage Trust	54,980,773
	Merrill Lynch & Co., Inc.	19,194,992
	Morgan Stanley	492,159
	Morgan Stanley Capital I	46,083,760
	Morgan Stanley, Dean Witter Capital I	2,986,091
	Morgan Stanley Remeric Trust	43,107,833
	Nuveen Investments, Inc.	143,913

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 44

Fund	Issuer	Value of securities owned at end of fiscal period
Diversified Equity Income	Citigroup, Inc.	$13,210,461
	Goldman Sachs Group	38,273,141
	JPMorgan Chase & Co.	66,714,729
Dynamic Equity	Citigroup, Inc.	2,725,874
	Franklin Resources, Inc.	2,503,131
	JPMorgan Chase & Co.	21,708,925
Emerging Markets Opportunity	None	N/A
Global Bond	Citigroup, Inc.	2,414,648
	Citigroup/Deutsche Bank Commercial Mortgage Trust	1,375,789
	Credit Suisse First Boston Mortgage Securities Corp.	4,498,845
	The Goldman Sachs Group, Inc.	8,187,496
	GS Mortgage Securities Corp. II	175,673
	JPMorgan Chase & Co.	12,912,524
	JPMorgan Chase Commercial Mortgage Securities	10,259,241
	LB-UBS Commercial Mortgage Trust	2,778,908
	Morgan Stanley	8,675,048
	Morgan Stanley Capital I	3,425,438
	Morgan Stanley Remeric Trust	2,018,052
Global Inflation Protected Securities	Bear Stearns Commercial Mortgage Securities	2,819,843
	Citigroup Global Markets, Inc.	5,000,000
	GS Mortgage Securities Corp. II	1,601,271
	JPMorgan Chase Commercial Mortgage Securities	8,445,292
	JPMorgan Mortgage Trust	8,176,619
	LB-UBS Commercial Mortgage Trust	11,396,614
	Morgan Stanley Capital I	10,770,431
	Morgan Stanley Remeric Trust	28,952,042
Goldman Sachs Mid Cap Value	None	N/A
High Yield Bond	None	N/A
Income Opportunities	E*TRADE Financial Corp.	15,369,470
International Opportunity	None	N/A
Large Cap Growth	Citigroup Commercial Mortgage Trust	1,367,673
Mid Cap Growth Opportunity	Affiliated Managers Group, Inc.	3,026,263
Mid Cap Value Opportunity	None	N/A
Partners Small Cap Value	None	N/A
S&P 500 Index	Ameriprise Financial	199,602
	(The) Charles Schwab Corp.	216,012
	Citigroup, Inc.	1,367,041
	E*Trade Financial Corp.	35,916
	Franklin Resources, Inc.	248,507
	Goldman Sachs Group, Inc.	791,172
	JPMorgan Chase & Co.	2,245,306
	Legg Mason, Inc.	53,175
	Morgan Stanley	399,054
	PNC Financial Services Group, Inc.	539,215
Select Large-Cap Value	JPMorgan Chase & Co.	1,496,250
	Morgan Stanley	520,472
Select Smaller-Cap Value	None	N/A
Seligman Global Technology	None	N/A

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 45

Fund	Issuer	Value of securities owned at end of fiscal period
Short Duration U.S. Government	Bear Stearns Asset-Backed Securities Trust	$196,661
	Bear Stearns Commercial Mortgage Securities	195,220
	Citigroup Commercial Mortgage Trust	117,191
	Citigroup Funding, Inc.	10,128,744
	Citigroup Mortgage Loan Trust	3,996,580
	Credit Suisse Mortgage Capital Certificates	2,826,261
	JPMorgan Chase Commercial Mortgage Securities	191,319
	Morgan Stanley	5,493,988
	Morgan Stanley ABS Capital I	1,296,558
	Morgan Stanley Capital I	385,323
	Morgan Stanley Remeric Trust	2,242,280

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No fund paid brokerage commissions in the last three fiscal periods to brokers affiliated with the fund’s investment manager.

Valuing Fund Shares

The share price of each fund is based on each fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern Time unless the NYSE closes earlier) on each day the fund is open for business, unless the Board determines otherwise. The funds do not value their shares on days that the NYSE is closed.

For Funds Other than Money Market Funds. The value of each fund’s portfolio securities is determined in accordance with the Trust’s valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the fund’s portfolio securities are typically valued using the following methodologies:

Equity Securities. Equity securities (including common stocks, preferred stocks, convertible securities, warrants and ETFs) listed on an exchange are valued at the closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price or, if the official closing price is not readily available, at the mean between the closing bid and asked prices. Equity securities and ETFs that are not listed on any national exchange and are not included in the NASDAQ National Market System are valued at the primary exchange last sale price, or if the last sale price is not readily available, at the mean between the closing bid and asked prices. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies.

Fixed Income Securities. Short-term debt securities purchased with remaining maturities of 60 days or less and long-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost value. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. The value of short-term debt securities with remaining maturities in excess of 60 days is the market price, which may be obtained from a pricing service or, if a market price is not available from a pricing service, a bid quote from a broker or dealer. Short-term variable rate demand notes are typically valued at their par value. Other debt securities typically

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 46

are valued using an evaluated bid provided by a pricing service. If pricing information is unavailable from a pricing service or the Investment Manager’s valuation committee believes such information is not reflective of market value, then a quote from a broker or dealer may be used. Newly issued debt securities may be valued at purchase price for up to two days following purchase.

Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settle price at the close of regular trading on their principal exchange or, in the absence of transactions, they are valued at the mean of the closing bid and asked prices closest to the last reported sale price. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are valued using quotations from brokers. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.

Repurchase Agreements. Repurchase agreements are generally valued at a price equal to the amount of the cash invested in a repurchase agreement.

Foreign Currencies. Foreign currencies and securities denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.

For Money Market Funds. In accordance with Rule 2a-7 under the 1940 Act, all of the securities in the portfolio of a money market fund are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund’s price per share for purposes of sales and redemptions at $1.00, to the extent that it is reasonably possible to do so. These procedures include review of the fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the fund’s net asset value per share computed by using available market quotations deviates from a share value of $1.00 as computed using the amortized cost method. Deviations are reported to the Board periodically and, if any such deviation exceeds 0.5%, the Board must determine what action, if any, needs to be taken. If the Board determines that a deviation exists that may result in a material dilution or other unfair results for shareholders or investors, the Board must cause the fund to undertake such remedial action as it the Board deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and/or selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would receive if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Fair Valuation of Portfolio Securities. Rather than using the methods described above, the Investment Manager’s valuation committee will, pursuant to procedures approved by the Board, determine in good faith a security’s fair value in the event that (i) price quotations or valuations are not readily available, such as when trading is halted or securities are not actively traded; (ii) price quotations or valuations available for a security are not, in the judgment of the valuation committee, reflective of market value; or (iii) a significant event has occurred that is not reflected in price quotations or valuations from other sources, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.

In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities; trading volumes; values of baskets of securities; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.

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With respect to securities traded on foreign markets, additional factors also may be relevant, including: movements in the U.S. markets following the close of foreign markets; the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

Performance Information

Effective beginning with performance reporting for the December 31, 2011 year-end, in presenting performance information for newer share classes, if any, of a fund, the fund typically includes, for periods prior to the offering of such share classes, the performance of the fund’s oldest share class (except as otherwise disclosed), adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable, based on the expense ratios of those share classes for the fund’s most recently completed fiscal year for which data was available at December 31, 2011 or, for funds and classes first offered after January 1, 2012, the expected expense differential at the time the newer share class is first offered. Actual expense differentials across classes will vary over time. The performance of the fund’s newer share classes would have been substantially similar to the performance of the fund’s oldest share class because all share classes of a fund are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses (although differences in expenses between share classes may change over time).

Portfolio Holdings Disclosure

The Board and the investment manager believe that the investment ideas of the investment manager with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, the Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of funds portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public. It is the policy of the funds not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the investment manager and a fund’s other service providers from entering into any agreement to disclose fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The investment manager also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the funds’ compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Public Disclosures

The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

•

For equity, convertible and flexible funds (other than the equity funds identified below), a complete list of fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 48

•

For funds that are subadvised by Brandes Investment Partners, L.P. and Marsico Capital Management, LLC, Columbia Select Small Cap Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Growth Fund II, a complete list of fund portfolio holdings as of month end is posted approximately, but no earlier than, 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Money market fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

Portfolio holdings of funds owned solely by affiliates of the investment manager are not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

In addition, the investment manager makes publicly available information regarding certain funds’ largest five to fifteen holdings, as a percentage of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ website pursuant to the funds’ policies may change from time to time without prior notice.

The investment manager may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The Columbia Funds, the investment manager and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than when the information is disclosed publicly on the funds’ website or no earlier than the time a fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the distributor or any affiliated person of a fund, the investment manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. In addition to the investment manager and its affiliates, these service providers include each fund’s subadvisor(s) (if any), affiliates of the investment manager, the funds’ custodian, subcustodians, the funds’ independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 49

also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

The Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, compliance department, and the funds’ President. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Ongoing Portfolio Holdings Disclosure Arrangements

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in exchange for this information. In addition to the daily information provided to the fund’s custodians, subcustodians, administrator, investment manager and subadvisers, the following disclosure arrangements are in place:

Identity of Recipient	Conditions/restrictions on use of information	Frequency of disclosure
Advent/AXYS	Portfolio accounting system utilized by Marsico Capital Management LLC, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad Hoc
Barclays Point	Use for analytics including risk and attribution assessment.	Daily
Bitlathe	Website support for fund holdings and performance disclosure.	Monthly
Bloomberg	Use for portfolio analytics.	Daily
Bloomberg, L.P.	Use for independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly
Broadridge Financial Solutions, Inc.	Proxy voting and research utilized by Marsico Capital Management LLC, subadviser to certain Columbia Funds	Daily, as needed
Cenveo, Inc.	May be used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Citigroup	Access when assisting in resolving technical difficulties with YieldBook, an analytic software program that the investment manager uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily
CMS Bondedge	Access when assisting in resolving technical difficulties with application used by the investment manager’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad Hoc
Cogent Consulting LLC	Utilized by Marsico Capital Management LLC and MFS Investment Management, subadvisers for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
Factset Research Systems	Use for provision of quantitative analytics, charting and fundamental data to the investment manager and Marsico Capital Management LLC.	Daily
Harte Hanks	May be used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Institutional Shareholder Services (ISS)	Proxy voting administration and research on proxy matters.	Daily

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 50

Identity of Recipient	Conditions/restrictions on use of information	Frequency of disclosure
Investment Technology Group (ITG, formerly known as Macgregor)	Order management system utilized by Marsico Capital Management, subadviser to certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad Hoc
Investment Technology Group (ITG, formerly known as Plexus Group)	Evaluation and assessment of trading activity, execution and practices by the investment manager.	Quarterly
InvestorTools, Inc.	Access granted solely for the purpose of testing back office conversion of trading systems.	Daily
InvestorTools, Inc.	Provide descriptive data for municipal securities.	Daily
Kynex	Use to provide portfolio attribution reports for the Columbia Convertible Securities Fund.	Daily
Linedata Services, Inc.	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad Hoc
Lipper / Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly
Malaspina Communications	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly
Merrill Corporation	May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Morningstar, Inc.	For independent research and ranking of funds. Provided monthly with a 30 day lag	Monthly
R.R. Donnelley & Sons Company	May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As needed

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The following description of the Proxy Voting Policies and Procedures, as well as the Proxy Voting Guidelines attached as Appendix C, apply to the funds listed on the cover page of this SAI, which are governed by the same Board of Trustees.

The Funds uphold a long tradition of supporting sound and principled corporate governance. In furtherance thereof, the Funds’ Boards of Trustees (“Board”), which consist of a majority of independent Board members, determines policies and votes proxies. The Funds’ investment manager and administrator, Columbia Management Investment Advisers, LLC (“Columbia Management”), provides support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

Election of Directors

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•	Votes in a contested election of directors are evaluated on a case-by-case basis.

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Defense Mechanisms

The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis.

Auditors

The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Management Compensation Issues

The Board expects company management to give thoughtful consideration to providing competitive compensation and incentives, which are reflective of company performance, and are directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues

The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

Additional details can be found in the funds’ Proxy Voting Guidelines (see Appendix C).

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies in the best economic interests of the funds’ shareholders, and to address any conflicts between interests of a fund’s shareholders and those of Columbia Management or other affiliated persons.

The Board votes proxies on behalf of the funds. Columbia Management provides support to the Board in connection with the proxy voting process, and has assigned responsibility to the Columbia Management Proxy Administration Team (“Proxy Team”) to administer proxies on behalf of the funds. In exercising its responsibilities, the Proxy Team may rely upon the research or recommendations of one or more third party research providers. The Proxy Team assists the Board in identifying situations where its voting guidelines do not clearly direct a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s voting guidelines based on recommendations from Columbia Management investment personnel (or the investment personnel of a fund’s subadviser(s)), information obtained from independent research firms or other sources. The Proxy Team makes all recommendations in writing. Except for proposals where the recommendation from Columbia Management concurs with the recommendations from company management and the independent research firms, the Board Chair or other Board members who are independent from the investment manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal. If Columbia Management, company management and the independent research firms recommend the same action on such proposals, Columbia Management is authorized to vote in accordance with the consensus recommendation.

On an annual basis, or more frequently as determined necessary, the Board reviews the voting guidelines to determine whether changes are appropriate. The Board may consider recommendations from Columbia Management to revise the existing guidelines or add new guidelines. Typically, changes to the voting guidelines are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

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The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a Fund votes against management’s recommendation (except when withholding votes from a nominated director or proposals on foreign company ballots), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside The United States (Non-U.S. Countries)

Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to a variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require trading of securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the Funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan

The funds from time to time engage in lending securities held in certain funds to third parties in order to generate additional income. The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While in general, neither the Board nor Columbia Management assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. However, the Board has established a guideline to direct Columbia Management to endeavor to recall a loaned security if (i) a proposal relating to a merger or acquisition, a material restructuring or reorganization, a proxy contest or a shareholder rights plan is expected to be on the ballot or (ii) the prior year’s evaluation of the issuer’s pay-for-performance practices has raised concerns, based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

Investment in Affiliated Funds

Certain funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the fund may cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through columbiamanagement.com or searching the website of the SEC at www.sec.gov.

Investing in a Fund

Purchasing Shares

As a contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

If you own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application.

Transferring/Selling Shares

There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to your Contract are described in your annuity contract or life insurance policy prospectus.

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You may transfer all or part of your value in your Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to your Account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

A fund will sell any shares presented by the shareholders Accounts of participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor for sale. The policies on buying and selling fund shares are described in your annuity or life insurance prospectus or Qualified Plan disclosure documents.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

•	The New York Stock Exchange (the “Exchange”) closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in their sole discretion.

Capital Loss Carryover

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company’s income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end (“post-October loss”) as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. If a fund is not shown, it does not currently have any capital loss carryover.

Table 7. Capital Loss Carryover

Fund	Total capital loss carryovers		Amount expiring in 2011	Amount expiring in 2012	Amount expiring in 2013	Amount expiring in 2014	Amount expiring in 2015	Amount expiring in 2016	Amount expiring in 2017	Amount expiring in 2018
Cash Management	$2,605,061		$0	$0	$9	$0	$1,337	$282,517	$2,314,644	$6,554
High Yield Bond	$123,501,096		$0	$0	$0	$0	$0	$51,243,546	$72,257,550	$0
International Opportunity	$170,995,970		$0	$0	$0	$0	$0	$21,999,405	$148,996,565	$0
Seligman Global Technology	$666,212		$0	$0	$0	$0	$0	$324,126	$342,086	$0
Short Duration U.S. Government	$17,519,466	*	$0	$0	$2,365,133	$0	$0	$617,552	$10,526,633	$0

*	$4,010,148 of the total is unlimited.

Taxes

Each fund other than Columbia Variable Portfolio — Cash Management Fund, Columbia Variable Portfolio — Core Bond Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Columbia Variable Portfolio — High Yield Bond Fund, Columbia Variable Portfolio — Income Opportunities Fund, Columbia Variable Portfolio — International Opportunity Fund and Columbia Variable Portfolio —

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 54

Short Duration U.S. Government Fund (the “non-RIC Funds”) intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).

To qualify as a RIC, the fund must distribute, for its taxable year, at least 90% of its investment company taxable income plus at least 90% of its net tax-exempt income. The RIC funds intend to distribute 100% of all net income, including net capital gain, to avoid federal income tax. The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their “separate accounts” which hold shares in the Fund to qualify for special tax treatment described below. Under a Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. If no more than 55% of the assets of the funds are invested in cash, cash items, government securities and securities of other regulated investment companies, the subchapter M diversification requirement will also satisfy the Section 817(h) requirement. If the safe harbor cannot be utilized, the assets of the fund must meet the following requirement. No more than 55% of the value of total assets can be invested in one security, no more than 70% of the value of total assets can be invested in two securities, no more than 80% of the value of total assets can be invested in three securities, and no more than 90% of the value of total assets can be invested in four securities.

Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC Fund other than the Columbia Variable Portfolio — Core Equity Fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the Fund’s items of income, gain, loss, deduction or credit for the taxable year of the Fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the Fund.

The Columbia Variable Portfolio — Core Equity Fund will be treated as an entity disregarded from its owner for federal income tax purposes (a so-called “disregarded entity”). A disregarded entity itself is not subject to U.S. federal income tax nor to any annual tax return filing requirements.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status. For purposes of the latter diversification requirement, the Fund’s beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The Funds other than the non-RIC Funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a Fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC Funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC Funds may similarly make an election to mark to market any PFIC stock.

Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 55

effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. A s a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Table 8. Investment Management Services Agreement Fee Schedule

Fund	Assets (billions)	Annual rate at each asset level	Effective Fee Rate*
Balanced(a)	First $0.5	0.660%	0.610%
	Next 0.5	0.615
	Next 0.5	0.570
	Next 1.5	0.520
	Next 3.0	0.510
	Over 6.0	0.490
Cash Management	First $1.0	0.330	0.330%
	Next 0.5	0.313
	Next 0.5	0.295
	Next 0.5	0.278
	Next 2.5	0.260
	Next 1.0	0.240
	Next 1.5	0.220
	Next 1.5	0.215
	Next 1.0	0.190
	Next 5.0	0.180
	Next 5.0	0.170
	Next 4.0	0.160
	Over 24.0	0.150
Diversified Bond(b)	First $1.0	0.430	0.420%
	Next 1.0	0.420
	Next 4.0	0.400
	Next 1.5	0.380
	Next 1.5	0.365
	Next 3.0	0.360
	Next 8.0	0.350
	Next 4.0	0.340
	Next 26.0	0.320
	Over 50.0	0.300
Core Equity	All	0.400	0.400%
Davis New York Venture	First $0.5	0.730	0.690%
	Next 0.5	0.705
	Next 1.0	0.680
	Next 1.0	0.655
	Next 3.0	0.630
	Over 6.0	0.600

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 56

Fund	Assets (billions)	Annual rate at each asset level	Effective Fee Rate*
Diversified Equity Income(c)	First $0.5	0.660	0.600%
	Next 0.5	0.615
	Next 0.5	0.570
	Next 1.5	0.520
	Next 3.0	0.510
	Over 6.0	0.490
Dynamic Equity(c)	First $0.5	0.710	Dynamic Equity – 0.690%
Select Large-Cap Value(f)	Next 0.5	0.660	Select Large-Cap Value – 0.710%
	Next 2.0	0.565
	Next 3.0	0.560
	Over 6.0	0.540
Emerging Markets Opportunity	First $0.25	1.100	1.070%
	Next 0.25	1.080
	Next 0.25	1.060
	Next 0.25	1.040
	Next 1.0	1.020
	Next 5.5	1.000
	Next 2.5	0.985
	Next 5.0	0.970
	Next 5.0	0.960
	Next 4.0	0.935
	Next 26.0	0.920
	Over 50.0	0.900
Global Bond(g)	First $1.0	0.570	0.590%
	Next 1.0	0.525
	Next 1.0	0.520
	Next 3.0	0.515
	Next 1.5	0.510
	Next 4.5	0.500
	Next 8.0	0.490
	Next 30.0	0.480
	Over 50.0	0.470
Global Inflation Protected Securities	First $1.0	0.440	0.420%
	Next 1.0	0.415
	Next 1.0	0.390
	Next 3.0	0.365
	Next 1.5	0.340
	Next 1.5	0.325
	Next 1.0	0.320
	Next 5.0	0.310
	Next 5.0	0.300
	Next 4.0	0.290
	Next 26.0	0.270
	Over 50.0	0.250
Goldman Sachs Mid Cap Value	First $0.50	0.780	0.770%
	Next 0.50	0.755
	Next 1.00	0.730
	Next 1.00	0.705
	Next 3.00	0.680
	Over 6.00	0.650

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 57

Fund	Assets (billions)	Annual rate at each asset level	Effective Fee Rate*
High Yield Bond(h)	First $0.25	0.590	0.580%

Income Opportunities(i)	Next 0.25	0.575
	Next 0.25	0.570
	Next 0.25	0.560
	Next 1.0	0.550
	Next 1.0	0.540
	Next 3.0	0.515
	Next 1.5	0.490
	Next 1.5	0.475
	Next 1.0	0.450
	Next 5.0	0.435
	Next 5.0	0.425
	Next 4.0	0.400
	Next 26.0	0.385
	Over 50.0	0.360
International Opportunity(m)	First $0.25	0.800	0.830%
	Next 0.25	0.775
	Next 0.25	0.750
	Next 0.25	0.725
	Next 0.5	0.700
	Next 1.5	0.650
	Next 3.0	0.640
	Next 14.0	0.620
	Next 4.0	0.610
	Next 26.0	0.600
	Over 50.0	0.570
Large Cap Growth(c)	First $0.5	0.710	0.700%
	Next 0.5	0.665
	Next 0.5	0.620
	Next 1.5	0.570
	Next 3.0	0.560
	Over 6.0	0.540
Mid Cap Growth Opportunity(d)	First $0.5	0.760	Mid Cap Growth Opportunity – 0.730%
Mid Cap Value Opportunity(e)	Next 0.5	0.715	Mid Cap Value Opportunity – 0.740%
	Next 0.5	0.670
	Over 1.5	0.620
Partners Small Cap Value	First $0.25	0.970	0.890%
	Next 0.25	0.945
	Next 0.25	0.920
	Next 0.25	0.895
	Over 1.00	0.870
S&P 500 Index(j)	All	0.100	0.140%

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 58

Fund	Assets (billions)	Annual rate at each asset level	Effective Fee Rate*
Short Duration U.S. Government(k)	First $1.0	0.360	0.400%
	Next 1.0	0.355
	Next 1.0	0.350
	Next 3.0	0.345
	Next 1.5	0.330
	Next 1.5	0.315
	Next 1.0	0.310
	Next 5.0	0.300
	Next 5.0	0.290
	Next 4.0	0.280
	Next 26.0	0.260
	Over 50.0	0.240
Select Smaller-Cap Value(l)	First $0.5	0.790	0.800%
	Next 0.5	0.745
	Over 1.0	0.700
Seligman Global Technology	First $2.0	0.950%	0.950%
	Next $2.0	0.910%
	Over $4.0	0.870%

*	The fee may include an adjustment under the terms of a performance incentive adjustment (see Table 10).

(a)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.530% to 0.350% as assets increased.

(b)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.480% to 0.290% as assets increased.

(c)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.600% to 0.375% as assets increased.

(d)	Prior to April 1, 2011, the investment manager received an annual fee ranging from 0.700% to 0.475% as assets increased.

(e)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.700% to 0.475% as assets increased.

(f)	Prior to March 1, 2011, the investment manager received an annual fee ranging from 0.600% to 0.375% as assets increased.

(g)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.720% to 0.520% as assets increased.

(h)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.590% to 0.360% as assets increased, with varying break points.

(i)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.610% to 0.380% as assets increased.

(j)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.220% to 0.120% as assets increased.

(k)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.480% to 0.250% as assets increased.

(l)	Prior to March 1, 2011, the investment manager received an annual fee ranging from 0.790% to 0.665% as assets increased.

(m)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.800% to 0.570% as assets increased, with varying break points.

For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 59

For Flexible and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund’s investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

Table 9. PIA Indexes

Fund	PIA Index	Fee Increase or (Decrease)
Balanced(a)	Lipper Balanced Funds Index	$93,581
Davis New York Venture(b)	Lipper Large-Cap Core Funds Index	(253,348)
Diversified Equity Income(a)	Lipper Equity Income Funds Index	976,978
Dynamic Equity(a)	Lipper Large-Cap Core Funds Index	643,160
Emerging Markets Opportunity(a)	Lipper Emerging Markets Funds Index	(37,549)
Goldman Sachs Mid Cap Value(a)	Lipper Mid-Cap Value Funds Index	30,860
International Opportunity(a)	Lipper International Large-Cap Core Funds Index	233,958
Large Cap Growth(a)	Lipper Large-Cap Growth Funds Index	54,555
Mid Cap Growth Opportunity(b)	Lipper Mid-Cap Growth Funds Index	(34,791)
Mid Cap Value Opportunity(a)	Lipper Mid-Cap Value Funds Index	108,573
Partners Small Cap Value(a)	Lipper Small-Cap Value Funds Index	(383,512)
Select Large-Cap Value(c)	Lipper Large-Cap Value Funds Index	6,998
Select Smaller-Cap Value(c)	Lipper Small-Cap Core Funds Index	14,095

(a)	Effective April 30, 2011, the management fee is no longer adjusted for investment performance relative to the PIA Index.

(b)	Effective April 1, 2011, the management fee is no longer adjusted for investment performance relative to the PIA Index.

(c)	Effective March 1, 2011, the management fee is no longer adjusted for investment performance relative to the PIA Index.

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the fund and the annualized performance of the PIA Index (“performance difference”). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund’s category in Table 1.

Table 10. Performance Incentive Adjustment Calculation

Equity Funds		Flexible Funds
Performance Difference	Adjustment Rate	Performance Difference	Adjustment Rate
0.00% – 0.50%	0	0.00% – 0.50%	0
0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)	0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)
1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)	1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)
2.00% – 4.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 10 basis points if a 4% performance difference)	2.00% – 3.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 8 basis points if a 3% performance difference)
4.00% – 6.00%	10 basis points, plus 1 basis point times the performance difference over 4.00%, times 100 (maximum 12 basis points if a 6% performance difference)	3.00% or more	8 basis points
6.00% or more	12 basis points

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 60

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund’s performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

Transition Period

The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

Change in Index

If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA, a fund’s performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

In September 2010 the Board approved, an amended investment management services agreement (“IMSA”) that would include elimination of the PIA. Effective October 1, 2010 for Davis New York Venture and Mid Cap Growth Opportunity, the investment manager has agreed that for a transitional period of 6 months the funds will compensate the investment manager at the lower of: (i) the fee calculated under the proposed IMSA (i.e., without the PIA), or (ii) the fee calculated under the current IMSA (including any applicable negative PIA).

The IMSA proposal was approved by fund shareholders at a shareholder meeting held Feb. 15, 2011. More information about the IMSA proposal is available in proxy materials distributed to shareholders in early 2011. The IMSA proposal was effective in March 2011.

The table below shows the total management fees paid by each fund for the last three fiscal periods, as well as nonadvisory expenses, net of earnings credits, waivers and expenses, reimbursed by the investment manager and its affiliates.

Table 11. Management Fees and Nonadvisory Expenses

	Management Fees			Nonadvisory Expenses
Fund	2011	2010	2009	2011	2010	2009
Balanced	$5,565,686	$5,132,945	$4,358,029	$(221,795)	$494,029	$328,336
Cash Management	2,698,308	2,937,512	4,260,259	(3,143,742)	(2,992,142)	(1,328,379)
Core Equity	731,722	723,479	663,143	117	123	7,357
Davis New York Venture	9,080,547	12,117,328	9,259,332	(347,297)	353,203	320,167
Diversified Bond	16,859,592	20,576,872	21,852,431	505,568	1,811,561	1,391,946
Diversified Equity Income	18,520,954	20,837,717	15,923,618	796,165	1,013,721	684,469
Dynamic Equity	8,994,650	8,710,506	5,645,020	(186,676)	604,298	281,599
Emerging Markets Opportunity	10,390,210	9,905,835	8,659,092	1,067,184	1,294,141	675,903
Global Bond	9,765,308	10,625,621	9,958,933	472,806	627,425	586,488
Global Inflation Protected Securities	11,405,335	10,108,104	6,733,638	436,152	791,989	445,545
Goldman Sachs Mid Cap Value	6,932,388	3,806,321	97,939	119,315	82,240	13,915

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 61

	Management Fees			Nonadvisory Expenses
Fund	2011	2010	2009	2011	2010	2009
High Yield Bond	3,765,991	4,093,556	3,826,311	259,227	258,385	130,015
Income Opportunities	6,864,190	8,887,899	8,002,259	142,079	344,797	318,073
International Opportunity	4,078,514	4,147,559	4,383,429	327,353	329,715	222,536
Large-Cap Growth	1,776,859	1,425,360	1,311,431	(73,940)	132,071	76,063
Mid Cap Growth Opportunity	2,667,134	2,648,338	2,552,962	183,108	157,774	97,226
Mid Cap Value Opportunity	6,590,101	3,818,655	1,370,736	147,641	162,220	67,922
Partners Small Cap Value	12,855,966	12,591,500	10,479,008	(225,908)	207,817	113,009
S&P 500 Index	301,369	463,241	430,200	253,714	135,964	65,553
Select Large-Cap Value	264,204	145,078	70,871	10,705	38,616	22,785
Select Smaller-Cap Value	1,179,427	697,532	547,309	41,900	53,175	19,558
Seligman Global Technology	607,849	53,461	48,653	(63,929)	13,148	37,457
Short Duration U.S. Government	4,773,063	4,047,596	2,432,037	316,646	257,286	130,296

Manager of Managers Exemption

The funds have received an order from the SEC that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Subadvisory Agreements

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 13.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

Table 12. Subadvisers and Subadvisory Agreement Fee Schedules

Fund	Subadviser	Parent Company	Fee Schedule
Davis New York Venture	Davis Selected Advisers, LP (Davis) (effective April 24, 2006)	N/A	0.45% on the first $100 million, reducing to 0.25% as assets increase
Emerging Markets Opportunity	Threadneedle International Limited(a) (Threadneedle) (effective July 9, 2004)	A	0.50% on all assets
Goldman Sachs Mid Cap Value	Goldman Sachs Asset Management,. L.P. (GSAM) (effective Feb. 19, 2010)	B	0.45% on all assets
International Opportunity	Threadneedle(a) (effective July 9, 2004)	A	0.35% on all assets

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 62

Fund	Subadviser	Parent Company	Fee Schedule
Partners Small Cap Value	Barrow, Hanley, Mewhinney & Strauss (BHMS) (effective March 12, 2004)	C	1.00% on the first $10 million, reducing to 0.30% as assets increase(b)
	Denver Investment Advisors LLC (Denver) (effective July 16, 2007)	N/A	0.55% on all assets
	Donald Smith & Co. Inc. (Donald Smith) (effective March 12, 2004)	N/A	0.60% on the first $175 million, reducing to 0.55% as assets increase(b)
	Turner Investments, L.P. (Turner) (effective June 6, 2008)	N/A	0.50% on the first $50 million, reducing to 0.35% as assets increase(b)
	River Road Asset Management LLC (River Road) (effective April 24, 2006)	D	0.50% on all assets

(a)	Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.
(b)	The fee is calculated based on the combined net assets subject to the subadviser’s investment management.
A	– Threadneedle is an indirect wholly-owned subsidiary of Ameriprise Financial.
B	– Goldman Sachs Asset Management L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly
traded	financial services company.
C	– BHMS is an independent-operating subsidiary of Old Mutual Asset Management.
D	– River Road Asset Management LLC is a wholly-owned subsidiary of Aviva Investors, a subsidiary of Aviva plc.

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

Table 13. Subadvisory Fees

		Subadvisory Fees Paid
Fund	Subadviser	2011	2010		2009
Davis New York Venture	Davis	$4,268,902	$4,878,227		$4,163,844
Emerging Markets Opportunity	Threadneedle	4,158,221	3,639,692		3,200,561
Goldman Sachs Mid Cap Value	GSAM	4,050,949	2,198,472	(a)	N/A
	Former subadviser: Systematic Financial Management, L.P. (Sept. 29, 2006 to Feb. 19, 2010)	N/A	6,145	(b)	25,890
	Former subadviser: WEDGE Capital Management, L.L.P. (Sept. 29, 2006 to Feb. 19, 2010)	N/A	11,694	(b)	31,754
International Opportunity	Threadneedle	1,711,582	1,705,042		1,750,791
Partners Small Cap Value	BHMS	1,416,379	1,344,427		1,029,098
	Denver	1,538,347	1,360,512		1,032,044
	Donald Smith	1,729,347	1,657,037		1,411,987
	River Road	1,429,701	1,350,742		1,161,679
	Turner Investments	1,145,123	1,025,332		819,136

(a)	For the fiscal period from Feb. 19, 2010 to Dec. 31, 2010.

(b)	For the fiscal period from Jan. 1, 2010 to Feb. 19, 2010.

Portfolio Managers. For all funds other than money market funds, the following table provides information about the funds’ portfolio managers as of Dec. 31, 2011. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

Table 14. Portfolio Managers

		Other Accounts Managed (excluding the fund)			Potential
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Conflicts of Interest	Structure of Compensation
Balanced	Leonard Aplet	3 RICs 7 PIVs 66 other accounts	$4.47 billion $2.64 billion $7.49 billion	None	(1)	(10)

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 63

		Other Accounts Managed (excluding the fund)			Potential
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Conflicts of Interest	Structure of Compensation
Balanced	Brian Lavin	13 RICs 3 other accounts	$23.45 billion $8.99 million	None	(1)	(10)
	Gregory Liechty	3 RICs 5 PIVs 18 other accounts	$4.47 billion $455.91 million $21.89 million
	Guy Pope	8 RICs 800 other accounts	$7.55 billion $169 million
	Ronald Stahl	3 RICs 5 PIVs 42 other accounts	$4.47 billion $455.91 million $3.73 billion
Davis New York Venture	Davis:
	Christopher C. Davis	24 RICs 13 PIVs 85 other accounts	$42.83 billion $1.21 billion $6.59 billion	None	(3)	(11)
	Kenneth C. Feinberg	22 RICs 9 PIVs 75 other accounts	$42.72 billion $1.02 billion $6.18 billion
Core Equity	Brian M. Condon	9 RICs 6 PIVs 37 other accounts	$6.53 billion $414 million $3.02 billion	1 PIV ($22 M)	(1)	(10)
	Oliver Buckley	6 RICs 3 PIVs 32 other accounts	$5.77 billion $200 million $2.92 billion	None
Diversified Bond	Brian Lavin	13 RICs 3 other accounts	$20.21 billion $8.99 million	None	(1)	(10)
	Carl Pappo	4 RICs 3 other accounts	$10.07 billion $648,000
	Alexander Powers	3 RICs 6 PIVs 12 other accounts	$10.05 billion $1.66 billion $1.07 billion
	Michael Zazzarino	4 RICs 4 PIVs 7 other accounts	$10.14 billion $402.22 million $205.82 million		(1)	(12)
Diversified Equity Income	Steve Schroll	7 RICs 7 other accounts	$11.57 billion $2.73 million	None	(1)	(12)
	Laton Spahr	7 RICs 4 other accounts	$11.57 billion $4.28 million
	Paul Stocking	7 RICs 10 other accounts	$11.57 billion $9.77 million
Dynamic Equity	Brian Condon	9 RICs 6 PIVs 37 other accounts	$5.47 billion $414 million $3.02 billion	1 PIV ($22 M)	(1)	(10)
	Oliver Buckley	6 RICs 3 PIVs 32 other accounts	$4.71 billion $200 million $2.92 billion	None
Emerging Markets Opportunity	Threadneedle:
	Irina Miklavchich	1 RIC 1 PIV	$409.32 million $196.93 million	None	(2)	(13)
	Vanessa Donegan	2 RICs 2 PIVs 4 other accounts	$757.04 million $1.44 billion $1.17 billion	1 other account ($378.2 M)
	Rafael Polatinsky	2 RICs 3 PIVs 1 other accounts	$347.72 million $202.1 million $413.62 million	None
Global Bond	Nicolas Pifer	6 RICs 14 other accounts	$5.66 billion $801.12 million	None	(1)	(12)

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 64

		Other Accounts Managed (excluding the fund)			Potential
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Conflicts of Interest	Structure of Compensation
Global Inflation Protected Securities	Nicholas Pifer	6 RICs 14 other accounts	$3.07 billion $801.12 million	None	(1)	(12)
	Vishal Khanduja	1 RIC 4 other accounts	$508.33 million $273,593
	Hong Ho	3 other accounts	$457,000
Goldman Sachs Mid Cap Value	GSAM:
	Sean Gallagher	18 RICs 1 PIV 98 other accounts	$16.9 billion $16.0 million $5.01 billion	1 PIV ($16 M); 1 other account ($37 M)	(4)	(14)
	Andrew Braun	17 RICs 1 PIV 98 other accounts	$16.8 billion $16.0 million $5.01 billion
	Dolores Bamford	16 RICs 1 PIV 98 other accounts	$16.31 billion $16.0 million $5.01 billion
High Yield Bond	Brian Lavin	13 RICs 3 other accounts	$23.70 billion $8.99 million	None	(1)	(12)
	Jennifer Ponce de Leon	3 RICs 29 other accounts	$2.04 billion $4.04 billion
Income Opportunities	Brian Lavin	13 RICs 3 other accounts	$23.08 billion $8.99 million	None	(1)	(12)
International Opportunity	Threadneedle:
	Alex Lyle	25 PIVs 51 other accounts	$2.77 billion $11.27 billion	None	(2)	(13)
	Esther Perkins	1 RIC 5 other accounts	$399.85 million $623.07 million
Large Cap Growth	Peter Deininger	2 RIC 1 PIV 5 other accounts	$2.70 billion $250 million $250 million	None	(1)	(10)
	John Wilson	2 RIC 1 PIV 11 other accounts	$2.70 billion $250 million $250 million
Mid Cap Growth Opportunity	Wayne Collette	8 RICs 4 PIVs 268 other accounts	$4.32 billion $196.75 million $350.55 million	None	(1)	(12)
	George Myers	7 RICs 4 PIVs 267 other accounts	$4.14 billion $196.75 million $350.35 million
	Lawrence Lin	7 RICs 4 PIVs 270 other accounts	$4.14 billion $196.75 million $350 million
	Brian Neigut	7 RICs 4 PIVs 268 other accounts	$4.14 billion $196.75 million $349.36 million
Mid Cap Value Opportunity	Steve Schroll	7 RICs 7 other accounts	$13.59 billion $2.73 million	None	(1)	(12)
	Laton Spahr	7 RICs 4 other accounts	$13.59 billion $4.28 million
	Paul Stocking	7 RICs 10 other accounts	$13.59 billion $9.77 million
Partners Small Cap Value	BHMS:
	James S. McClure	4 RICs 1 PIV 18 other accounts	$632.9 million $6.0 million $839.8 million	None	(5)	(15)
	John P. Harloe

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 65

		Other Accounts Managed (excluding the fund)			Potential
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Conflicts of Interest	Structure of Compensation
Partners Small Cap Value	Denver:
	Kris Herrick	7 RICs 1 PIV 274 other accounts(c)	$564.71 million $38.07 million $740.58 million	1 RIC ($17.14 M); 2 other accounts ($216.38 M)	(6)	(16)
	Troy Dayton	6 RICs 1 PIV 274 other accounts(c)	$562.97 million $38.07 million $740.58 million
	Mark Adelmann
	Derek Anguilm
	Lisa Ramirez
	Donald Smith:
	Donald G. Smith	2 RICs 1 PIV 41 other accounts	$968.0 million $70.0 million $2.28 billion	$1 RIC ($908 M); 1 other account ($81 M)	(7)	(17)
	Richard L. Greenberg
	Turner:
	David Kovacs	2 RICs 7 PIVs 2 other accounts	$149.0 million $81.0 million $5.0 million	2 PIVs ($48 M)	(8)	(18)
	River Road:
	James C. Shircliff	4 RICs 16 PIVs 118 other accounts	$1.24 billion $1.28 billion $2.11 billion	None	(9)	(19)
	R. Andrew Beck	3 RICs 3 PIVs 66 other accounts	$509.8 million $140.9 million $1.17 billion
	J. Justin Akin	3 RICs 3 PIVs 62 other accounts	$509.8 million $140.9 million $1.17 billion
S&P 500 Index	Alfred Alley	5 RICs 7 PIVs 17 other accounts	$8.26 billion $859 million $1.62 billion	None	(1)	(10)
	Vadim Shteyn	3 RICs 3 PIVs 11 other accounts	$8.16 billion $645 million $1.51 billion
Select Large-Cap Value	Neil T. Eigen	4 RICs 35 other accounts	$1.03 billion $2.06 billion	None	(1)	(12)
	Richard S. Rosen	4 RICs 20 other accounts	$1.03 billion $484.61 million
Select Smaller-Cap Value	Neil T. Eigen	4 RICs 35 other accounts	$927.12 million $2.06 billion	None	(1)	(12)
	Richard S. Rosen	4 RICs 20 other accounts	$927.12 million $484.61 million
Seligman Global Technology	Ajay Diwan	2 RICs 5 other accounts	$711.77 million $0.44 million	None	(1)	(20)
	Benjamin Lu	1 RIC 2 other accounts	$450.95 million $0.29 million
	Richard Parower	3 RICs 6 other accounts	$552.98 million $47.56 million
	Paul Wick	3 RICs 8 other accounts	$4.18 billion $553.83 million
Short Duration U.S. Government	Leonard A. Aplet	3 RICs 7 PIVs 66 other accounts	$3.53 billion $2.64 billion $7.49 billion	None	(1)	(10)
	Gregory S. Liechty	3 RICs 5 PIVs 18 other accounts	$3.53 billion $455.91 million $21.89 million
	Ronald B. Stahl	3 RICs 5 PIVs 42 other accounts	$3.53 billion $455.91 million $3.73 billion

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 66

(c)	Primarily managed money/wrap accounts.

Potential Conflicts of Interest

(1)	Columbia Management: Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager’s Code of Ethics and certain limited exceptions, the investment manager’s investment professionals do not have the opportunity to invest in client accounts, other than the funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

A fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(2)

Threadneedle: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 67

portfolio manager’s responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3)	Davis: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:
•

The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

•

Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4)

GSAM: The involvement of the GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to one or more funds for which GSAM is a sub-adviser or adviser (a “Fund” and together the “Funds”) or limit such funds’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs purchases, sells and holds a broad array of investments, actively trades securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equity and other markets in which the certain funds directly and indirectly invest. Thus, it is likely that such funds may have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. GSAM acts as sub-adviser to certain of the Funds. The fees earned by GSAM in this capacity are generally based on asset levels, the fees are not directly contingent on Fund performance, and GSAM would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and Funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs, and its affiliates and other accounts

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 68

achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the Fund or who engage in transactions with or for the Funds.

The Funds may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Funds’ portfolio investment transactions, in accordance with applicable law.

(5)	BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(6)	Denver: Denver Investment Advisors LLC (“Denver Investments”) has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation. While there is no guarantee that such policies and procedures will be effective in all cases, Denver Investments believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been reasonably designed.

(7)	Donald Smith: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients. Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no brokerage or investment banking activities.

Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(8)	Turner: As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

(9)	River Road: Portfolio managers at River Road Asset Management (River Road) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, River Road monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 69

River Road has a fiduciary responsibility to all of the clients for which it manages accounts. River Road seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. River Road has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

Structure of Compensation

(10)	Columbia Management: As of the funds’ most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

(11)	Davis: Kenneth Feinberg’s compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors’ profits, (iii) awards of equity (“Units”) in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis’s annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(12)	Columbia Management: Portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

Exceptions to this general compensation approach exist for certain teams and individuals.

(13)	Threadneedle: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan (“EIP”) linked to measures of Threadneedle’s corporate success. Threadneedle believes this encourages longevity of service.

The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

The split of the profit share focuses on three key areas of success:

•	Performance of own funds and research recommendations,

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 70

•	Performance of all portfolios in the individual’s team,

•	Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

Consideration of the individual’s general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

•	Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

•	Intra-team discussion, stock research and investment insights,

•	Marketing support, including written material and presentations.

It is important to appreciate that in order to maximize an individual’s rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to the team and wider investment department. This structure is closely aligned with the Threadneedle’s investment principles of sharing ideas and effective communication.

(14)	GSAM: Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for the Fund is: Russell Mid Cap Value Index

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation: In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

(15)	BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semiannually. Portfolio managers and analysis are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, many of our key investment personnel have a longer-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

(16)	Denver: Denver Investments is a limited liability company with “members” or “partners” as the owners of the firm. The compensation structure for partners versus employees differs such that a separate description of portfolio managers’ compensation is required for those portfolio managers who are partners and those who are not partners.

As a portfolio manager and partner of Denver Investments, the primary compensation comes from a base salary and a predetermined percentage of distributed profit. Additionally, the management committee of Denver Investments may award an incentive compensation bonus to partners who significantly exceed expectations over an extended period. The criteria for the incentive compensation pool include the following factors: investment performance, growth of assets, profitability and intangibles. There is a composite of similarly managed accounts for each investment style at Denver

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 71

Investments, and the Fund is included in the appropriate composite. The performance criteria emphasizes pre-tax long-term (3-5 year when available) results of the composites compared to the applicable benchmark index and peer group data, rather than any specific Fund or account result.

Non-partner portfolio manager compensation consists of a base salary, discretionary firm profit sharing and predetermined potential bonus. A portion of the bonus is determined by the overall pre-tax performance of the investment management accounts managed by the non-partner portfolio manager (including the Fund) in comparison to the applicable benchmark index and peer group data in the same manner as described above for partners. The remaining portion of the bonus is subjective, based primarily on the portfolio manager’s contributions to the investment process, stock selection and teamwork.

Both partner and non-partner portfolio managers can also participate in Denver Investments’ defined contribution retirement plan, which includes normal matching provisions and a discretionary contribution in accordance with applicable tax regulations.

(17)	Donald Smith: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm’s profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(18)	Turner: Our compensation program is designed to promote excellence, accountability and teamwork. Investment professionals are compensated for superior investment results, not the level of assets in a strategy. A portion of an investment professional’s bonus compensation is linked to a subjective teamwork and peer assessment. Merit bonuses are capped at a multiple of base salary, and performance targets are set and measured over multiple time periods to discourage undue risk in execution. Base salary, as well as the potential range of earnings for an individual, is benchmarked to the industry and to the individual’s level of experience. All investment professionals are principals of the firm and, as such, have a long-term vested interest in the success of all of our investment strategies.

(19)	River Road: River Road’s portfolio managers currently receive an annual fixed base salary. Additionally, for non-contractual portfolio managers, there is potential incentive compensation up to a pre-determined fixed rate. The incentive compensation is primarily based on the composite portfolio performance relative to the relevant peer group and/or benchmark indices over a 1-, 3-, and 5-year period, with the longer term periods receiving greater emphasis. Additional incentive consideration may be awarded for professional development and contribution to the organization’s broader performance metrics. For portfolio managers with longer-term employment agreements (contractual arrangements), incentive compensation has been contractually determined at a fixed percentage of their base salary. R. Andrew Beck and James C. Shircliff are contractual portfolio managers.

(20)	Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Columbia Management portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Depending upon their job level, Columbia Management portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

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ADMINISTRATIVE SERVICES

For funds other than Core Equity

Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Columbia Management. Under this agreement, the fund pays Columbia Management for providing administration and accounting services. The fees are calculated as follows:

Table 15. Administrative Services Agreement Fee Schedule

	Asset Levels and Breakpoints in Applicable Fees
Fund	$0 – 500,000,000	$500,000,001 – 1,000,000,000	$1,000,000,001 – 3,000,000,000	$3,000,000,001 – 12,000,000,000	$12,000,000,001 +
Emerging Markets Opportunity	0.080%	0.075%	0.070%	0.060%	0.050%
Global Bond
International Opportunity
Partners Small Cap Value
Select Smaller-Cap Value
Seligman Global Technology
Diversified Bond	0.070%	0.065%	0.060%	0.050%	0.040%
Global Inflation Protected Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
Balanced	0.060%	0.055%	0.050%	0.040%	0.030%
Cash Management
Davis New York Venture
Diversified Equity Income
Dynamic Equity
Goldman Sachs Mid Cap Value
Large Cap Growth
Select Large-Cap Value
Mid Cap Growth Opportunity
Mid Cap Value Opportunity
S&P 500	0.100%	0.100%	0.100%	0.100%	0.100%

Prior to Jan. 1, 2011, the funds’ Administrative Services Agreement was with Ameriprise Financial. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the fee rate applied to each fund’s net assets as of the most recent fiscal period.

Table 16. Administrative Fees

	Administrative Services Fees Paid In			Effective Fee Rate
Fund	2011	2010	2009
Balanced	$524,729	$552,751	$551,091	0.060%
Cash Management	474,637	514,572	729,115	0.060
Davis New York Venture	733,601	892,861	755,897	0.060
Diversified Bond	2,370,290	2,730,158	2,887,639	0.060
Diversified Equity Income	1,604,081	1,686,479	1,635,524	0.050
Dynamic Equity	731,312	738,432	710,424	0.060
Emerging Markets Opportunity	754,414	723,873	628,632	0.080
Global Bond	1,241,636	1,204,105	1,126,031	0.080

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 73

	Administrative Services Fees Paid In				Effective Fee Rate
Fund	2011	2010	2009
Global Inflation Protected Securities	1,714,364	1,514,683	1,015,022		0.060
Goldman Sachs Mid Cap Value	518,597	284,306	7,258		0.060
High Yield Bond	444,508	475,981	446,540		0.070
Income Opportunities	782,982	961,449	868,564		0.070
International Opportunity	389,959	411,095	409,567		0.080
Large Cap Growth	152,758	136,482	150,307		0.060
Mid Cap Growth Opportunity	218,164	227,768	191,947		0.060
Mid Cap Value Opportunity	515,201	317,145	141,875		0.060
Partners Small Cap Value	1,089,894	1,013,654	816,185		0.080
S&P 500 Index	186,435	126,336	117,325		0.090
Select Large-Cap Value	22,216	13,204	7,010		0.060
Select Smaller-Cap Value	118,010	63,968	55,059		0.080
Seligman Global Technology	51,188	4,502	2,902	(a)	0.080
Short Duration U.S. Government	798,185	572,107	354,233		0.070

(a)	Prior to May 11, 2009, the fund did not pay an administrative services fee.

TRANSFER AGENCY SERVICES

For funds other than Core Equity

Each fund, other than Core Equity (which is closed to new investors), has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the “transfer agent”) located at 225 Franklin Street, Boston, MA 02110. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund’s shares. Under the agreement, the transfer agent will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the “distributor”), 225 Franklin Street, Boston, MA 02110, an indirect wholly-owned subsidiary of Columbia Management, is the funds’ principal underwriter and distributor. Prior to May 2009, RiverSource Distributors, Inc. served as the funds’ principal underwriter and distributor. Each fund’s shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

For funds other than Core Equity

To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with the distributor. The Plan is a reimbursement plan whereby the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% on Class 2 shares and 0.125% on Class 3 shares. These fees are not applicable to Class 1 shares of the fund’s average daily net assets.

The distribution and/or shareholder service fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 74

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table.

Table 17. 12b-1 Fees

Fund	Class 2	Class 3
Balanced	N/A	$1,135,949
Cash Management	$16,884	721,459
Davis New York Venture	2,372	87,846
Diversified Bond	19,376	1,964,225
Diversified Equity Income	27,880	1,771,758
Dynamic Equity	303	1,641,184,
Emerging Markets Opportunity	9,501	589,011
Global Bond	8,989	611,486
Global Inflation Protected Securities	7,071	397,177
Goldman Sachs Mid Cap Value	3,920	20,254
High Yield Bond	12,162	800,806
Income Opportunities	7,083	304,770
International Opportunity	4,865	593,365
Large Cap Growth	14,116	271,552
Mid Cap Growth Opportunity	1,136	453,949
Mid Cap Value Opportunity	1,875	150,877
Partners Small Cap Value	1,953	312,573
S&P 500 Index	29,369	254,261
Select Large-Cap Value	1,275	42,186
Select Smaller-Cap Value	28,863	100,637
Seligman Global Technology	102,220	N/A
Short Duration U.S. Government	61,164	458,347

PAYMENTS TO FINANCIAL INTERMEDIARIES

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. For purposes of this section the term “financial intermediary” includes any insurance company, broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution, including Ameriprise Financial and its affiliates, having a selling, services or any similar agreement with the distributor and other Ameriprise Financial affiliates.

The distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 75

intermediary, the manner in which customers of the financial intermediary make investments in the funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the funds.

These additional payments by the distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a fund will receive as proceeds from such sales or the distribution fees and expenses paid by the fund as shown under the heading Fees and Expenses of the Fund in the fund’s prospectuses.

Marketing Support Payments

The distributor and the investment manager may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Fund Family (Funds), including, but not limited to, business planning assistance, educating financial intermediary personnel about the funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Funds distributed by the distributor attributable to that financial intermediary, gross sales of the Funds distributed by the distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the funds attributable to that intermediary. The distributor and the investment manager may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries, including affiliates of Bank of America Corporation. Such increased payments to a financial intermediary may enable the financial intermediary to offset credits that it may provide to customers.

As of the date of this SAI, the distributor and/or the investment manager had agreed to make marketing support payments with respect to the funds to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments with respect to the funds from the distributor and/or other Ameriprise Financial affiliates:

•	AIG Sunameica Life Assurance Company

•	American United Life

•	Allianz Life Insurance Company of America and Allianz Life Insurance Company of NY

•	Equitrust Life Insurance

•	First Great West Life & Annuity Insurance Company
•	Guardian Life Insurance Company of America

•	Hartford Life Insurance Company

•	ING USA Annuity and Life Insurance Company

•	Jefferson National Life Insurance Company
•	Liberty Life Assurance Company

•	Merrill Lynch Life Insurance Company

•	Monumental Life Insurance

•	National Integrity Life Insurance Company

•	Security Benefit Life

•	Sunlife Financial

•	Symetra Life Insurance Company

•	Transamerica Advisors Life Insurance Company of New York

•	The Union Central Life Insurance Company

The distributor and/or the investment manager may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the distributor may include financial assistance to financial intermediaries that enable the distributor to participate in and/or

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 76

present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The distributor makes payments for entertainment events it deems appropriate, subject to the distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a conflict of interest or financial incentive for recommending a particular fund or a particular share class over other funds or share classes. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the distributor and the investment manager, and the products they offer, including the funds.

CUSTODIAN SERVICES

The fund’s securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund’s custodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Trustees, to provide office space for use by the funds and their Board, and to provide any other services to the Board or the Independent Trustees, as may be reasonably requested.

Organizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The fund is owned by Accounts of participating affiliated and unaffiliated insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor. The shares of a fund represent an interest in that fund’s assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus or your Plan documents. All shares have voting rights over the fund’s management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which,

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 77

together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Table 18. Fund History Table

Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Columbia Funds Variable Series Trust II(1)	9/11/07		Business Trust	MA	12/31
Columbia Variable Portfolio — Balanced Fund(2)		4/30/86				Yes
Columbia Variable Portfolio — Cash Management Fund		10/31/81				Yes
Columbia Variable Portfolio — Core Equity Fund		9/10/04				Yes
Columbia Variable Portfolio — Diversified Bond Fund(3)		10/13/81				Yes
Columbia Variable Portfolio — Diversified Equity Income Fund		9/15/99				Yes
Columbia Variable Portfolio — Dynamic Equity Fund(4),(5)		10/13/81				Yes
Columbia Variable Portfolio — Emerging Markets Opportunity Fund(2),(4),(6),(7)		5/1/00				Yes
Columbia Variable Portfolio — Global Bond Fund		5/1/96				No
Columbia Variable Portfolio — Global Inflation Protected Securities Fund(8)		9/13/04				No
Columbia Variable Portfolio — High Yield Bond Fund(3)		5/1/96				Yes
Columbia Variable Portfolio — Income Opportunities Fund		6/1/04				Yes
Columbia Variable Portfolio — International Opportunity Fund(2),(4),(6)		1/13/92				Yes
Columbia Variable Portfolio — Large Cap Growth Fund(5),(7)		9/15/99				Yes
Columbia Variable Portfolio — Limited Duration Credit Fund(7)		5/7/10				Yes
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund(2),(7)		5/1/01				Yes

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 78

Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund(7)		5/2/05				Yes
Columbia Variable Portfolio — S&P 500 Index Fund		5/1/00				Yes
Columbia Variable Portfolio — Seligman Global Technology Fund(7)		5/1/96				Yes
Columbia Variable Portfolio — Short Duration U.S. Government Fund(3)		9/15/99				Yes
Columbia Variable Portfolio — Select Large-Cap Value Fund(5),(7)		02/4/04				Yes
Columbia Variable Portfolio — Select Smaller-Cap Value Fund(5),(7)		9/15/99				Yes
Variable Portfolio — Davis New York Venture Fund(11),(18)		5/1/06				Yes
Variable Portfolio — Goldman Sachs Mid Cap Value Fund(6),(9)		2/4/04				Yes
Variable Portfolio — Partners Small Cap Value Fund(6),(9)		8/14/01				Yes

*	Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names. Effective Sept. 27, 2010 and April 29, 2010, several of the funds were renamed from RiverSource, Seligman and Threadneedle to Columbia.

**	If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

(1)	Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations. RiverSource Variable Series Trust changed its name to Columbia Funds Variable Series Trust II effective April 25, 2011.

(2)	Effective Oct. 1, 2005, Variable Portfolio – Equity Select Fund changed its name to Variable Portfolio – Mid Cap Growth Fund, Variable Portfolio – Threadneedle Emerging Markets Fund changed its name to Variable Portfolio – Emerging Markets Fund, Variable Portfolio – Threadneedle International Fund changed its name to Variable Portfolio – International Opportunity Fund, and Variable Portfolio – Managed Fund changed its name to Variable Portfolio – Balanced Fund.

(3)	Effective June 27, 2003, Variable Portfolio – Bond Fund changed its name to Variable Portfolio – Diversified Bond Fund, Variable Portfolio – Extra Income Fund changed its name to Variable Portfolio – High Yield Bond Fund and Variable Portfolio – Federal Income Fund changed its name to Variable Portfolio – Short Duration U.S. Government Fund.

(4)	Effective July 9, 2004, Variable Portfolio – Capital Resource Fund changed its name to Variable Portfolio – Large Cap Equity Fund, Variable Portfolio – Emerging Markets Fund changed its name to Variable Portfolio – Threadneedle Emerging Markets Fund and Variable Portfolio – International Fund changed its name to Variable Portfolio – Threadneedle International Fund.

(5)	Effective May 1, 2009, RiverSource Variable Portfolio – Growth Fund changed its name to Seligman Variable Portfolio – Growth Fund, RiverSource Variable Portfolio – Large Cap Equity Fund changed its name to RiverSource Variable Portfolio – Dynamic Equity Fund, RiverSource Variable Portfolio – Large Cap Value Fund changed its name to Seligman Variable Portfolio – Larger-Cap Value Fund, and RiverSource Variable Portfolio – Small Cap Advantage Fund changed its name to Seligman Variable Portfolio – Smaller-Cap Value Fund.

(6)	Effective March 31, 2008, RiverSource Variable Portfolio – Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio – Fundamental Value Fund; RiverSource Variable Portfolio – Select Value Fund changed its name to RiverSource Partners Variable Portfolio – Select Value Fund; and RiverSource Variable Portfolio – Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio – Small Cap Value Fund.

(7)	Effective May 2, 2011, Seligman Variable Portfolio – Growth Fund changed its name to Columbia Variable Portfolio – Large Cap Growth Fund; Seligman Variable Portfolio – Smaller Cap Value Fund changed its name to Columbia Variable Portfolio – Select Smaller-Cap Value Fund; Threadneedle Variable Portfolio – Emerging Markets Fund changed its name to Columbia Variable Portfolio – Emerging Markets Opportunity Fund; RiverSource Variable Portfolio – Mid Cap Growth Fund changed its name to Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund; Seligman Variable Portfolio – Larger Cap Value Fund changed its name to Columbia Variable Portfolio – Select Large-Cap Value Fund; RiverSource Variable Portfolio – Limited Duration Bond Fund changed its name to Columbia Variable Portfolio – Limited Duration Credit Fund; RiverSource Variable Portfolio – Mid Cap Value Fund changed its name to Columbia Variable Portfolio – Mid Cap Value Opportunity Fund; and Seligman Global Technology Portfolio changed its name to Columbia Variable Portfolio – Seligman Global Technology Fund.

(8)	Effective June 8, 2005, Variable Portfolio – Inflation Protected Securities Fund changed its name to Variable Portfolio – Global Inflation Protected Securities Fund.

(9)	Effective May 1, 2010, RiverSource Partners Variable Portfolio – Fundamental Value Fund changed its name to Variable Portfolio – Davis New York Venture Fund; RiverSource Partners Variable Portfolio – Select Value Fund changed its name to Variable Portfolio – Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio – Small Cap Value Fund changed its name to Variable Portfolio – Partners Small Cap Value Fund.

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information

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about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members, prior to the Transaction, of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve Trustees to sixteen for all mutual funds overseen by the Board.

Table 19. Board Members

Independent Board Members

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	156	None	Audit, Board Governance, Compliance, Investment Review
Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	149	Former Trustee, BofA Funds Series Trust (11 funds)	Audit, Executive, Compliance, Investment Review
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	156	None	Audit, Investment Review

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 80

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	149	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)	Audit, Board Governance, Executive, Investment Review
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 61	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	156	None	Contracts, Compliance Investment Review
William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	149	Trustee, BofA Funds Series Trust (11 funds)	Audit, Executive, Compliance, Investment Review
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance) from September 2003-May 2011	149	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)	Contracts, Board Governance, Investment Review

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 81

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics Emeritus, Carleton College	156	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review
John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/06 for Legacy Seligman Funds, since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	156	None	Audit, Board Governance, Investment Review
John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing –Mellon affiliate) 1982-2007	149	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)	Contracts, Investment Review
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	156	None	Board Governance, Contracts, Executive, Investment Review
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	156	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Compliance, Investment Review
Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President – Micco LLC (private investments)	149	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina	Contracts, Board Governance, Investment Review

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 82

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., 2003 -2010 (biotechnology); former President, Aquila Biopharmaceuticals	156	Director, Healthways, Inc. (health management programs); Director, ICI Mutual Insurance Company, RRG; Director, Abt Associates (government contractor)	Contracts, Executive, Investment Review

Interested Board Member Not Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 65	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	149	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)	Compliance, Investment Review

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 83

Interested Board Member Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board and President, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 and February 2012, respectively (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President –U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President –Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010).	156	Trustee, Columbia Funds Series Trust I and Columbia Funds Variable Insurance Trust	None
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 84

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Table 20. Fund Officers

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 -April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 - January 2009; Treasurer, Columbia Funds, October 2003 - May 2008
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President –Asset Management and Trust Company Services, 2006 – 2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 42	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 – April 2010; senior officer of Columbia Funds and affiliated funds since 2002
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Age 39	Chief Compliance Officer since 3/12	Vice President-Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005 - 2010
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004 – April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007 – April 2010

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 85

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 42	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004 – January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007 – April 2011 and of the Nations Funds, May 2010 – March 2011
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Vice President since 4/11 and Assistant Treasurer since 1999 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President –Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 – May 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006 – April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel, November 2008 – January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman), July 2008 – November 2008 and Managing Director and Associate General Counsel of Seligman, January 2005 – July 2008
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America, June 2005 – April 2010

Responsibilities of Board with respect to fund management

The Board oversees management of the trusts and the funds (collectively, the “funds”). The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer (“CCO”), counsel to the Independent Trustees (as described below), and representatives of the funds’ service providers and overseeing Board Services.

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The investment manager is responsible for day-to-day management and administration of the funds and management of the risks that arise from the funds’ investments and operations. The Board’s oversight of the investment manager and other service providers in the operation of the funds includes oversight with respect to various risk management functions. The funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the investment manager, the subadvisers and other service providers (depending on the nature of the risk) who carry out the funds’ investment management and business affairs. Each of the investment manager, the subadvisers and other service providers has its own, independent interest in risk management, and its policies and methods of carrying out risk management functions will depend, in part, on its analysis of the risks, functions and business models.

Risk oversight forms part of the Board’s general oversight of the funds and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of the

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trusts, the Board, directly or through a committee, interacts with and reviews reports from, among others, the investment manager, subadvisers, the independent registered public accounting firm for the funds, and internal auditors for the investment manager or its affiliates, as appropriate, regarding risks faced by the funds and relevant risk functions. The Board also meets periodically with the funds’ CCO, to receive reports regarding the compliance of the funds and their principal service providers with the federal securities laws and their internal compliance policies and procedures. The Board, with the assistance of the Investment Review Committee, reviews investment policies in connection with its review of the funds’ performance, and meets periodically with the portfolio managers of the funds to receive reports regarding the management of the funds, including various investment risks. As part of the Board’s periodic review of the funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. In addition, the Board oversees processes that are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Trustees (for these purposes, persons who are not affiliated persons of the investment manager or Ameriprise Financial). The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Trustees and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402- 3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustees, as encapsulated in their bios included in Table 19.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

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PROFESSIONAL BACKGROUND
Name	Geographic	For Profit; CIO/CFO; CEO/COO	Non-Profit; Government; CEO	Investment	Legal; Regulatory	Political	Academic	Audit Committee; Financial Expert
Blatz	MN		X		X	X
Boudreau	MA	X		X				X
Carlton	NY			X	X			X
Carmichael	IL	X		X	X			X
Flynn	MA						X
Hawkins	CA	X		X				X
Hilliard	CA	X
Lewis	MN		X				X
Maher	CT	X		X				X
Nagorniak	MA	X		X
Paglia	NY	X		X				X
Richie	MI	X			X
Santomero	PA		X	X	X		X	X
Shaw	SC	X		X
Taunton-Rigby	MA	X		X				X

With respect to the trusteeship of Mr. Truscott on the Board, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider. With respect to the trusteeship of Dr. Santomero on the Board, the committee and the Board have concluded that, despite his lack of technical independence of the funds under the 1940 Act (arising from his board service to Citigroup, Inc. and Citigroup, N.A.), he could serve with “substantive independence” primarily since he has no financial interest or relationship with the investment manager or Ameriprise Financial. The committee and the Board also took into account Dr. Santomero’s broad array of experiences from management consulting to academia to public service, which can complement well the mix of experiences represented by the other Board members. The committee held 6 meetings during the last fiscal year.

Compliance Committee — Supports the funds’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters. The committee held 5 meetings during the last fiscal year.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. Reviews and considers, on behalf of all Trustees, the funds’ investment advisory, subadvisory (if any) and principal underwriting contracts to assists the Trustees in fulfilling their responsibilities relating to the Board’s evaluation and consideration of these arrangements. The committee held 6 meetings during the last fiscal year.

Executive Committee — Acts, as needed, for the Board between meetings of the Board. The committee did not hold any meetings during the last fiscal year.

Investment Review Committee — Reviews and oversees the management of the funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 6 meetings during the last fiscal year.

Audit Committee — Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds’ financial statements and independent audits as well as the funds’ compliance with legal and regulatory requirements relating to the funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures. The committee held 7 meetings during the last fiscal year.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 88

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2011 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

Table 21. Board Member Holdings — All Funds

Based on net asset values as of Dec. 31, 2011:

Board Member	Aggregate Dollar Range of Equity Securities of All Funds Overseen by Board Member
Kathleen Blatz	Over $100,000
Edward Boudreau	Over $100,000*
Pamela G. Carlton	Over $100,000*
William Carmichael	Over $100,000*
Patricia M. Flynn	Over $100,000*
William Hawkins	Over $100,000*
R. Glenn Hilliard	Over $100,000*
Stephen R. Lewis, Jr.	Over $100,000*
John F. Maher	Over $100,000*
John Nagorniak	Over $100,000
Catherine James Paglia	Over $100,000*
Leroy C. Richie	Over $100,000
Anthony Santomero	Over $100,000
Minor Shaw	Over $100,000*
Alison Taunton-Rigby	Over $100,000*
William F. Truscott	Over $100,000

*	Includes deferred compensation invested in share equivalents.

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the Fund Family in the fiscal year ended Dec. 31, 2011.

Table 22. Board Member Compensation — All Funds

Board member(a)	Total Cash Compensation from Funds Family Paid to Board Member
Kathleen Blatz	$246,750
Edward Boudreau	$256,522	(b)
Pamela Carlton	$213,833	(b)
William Carmichael	$287,401
Patricia Flynn	$220,833	(b)
William Hawkins	$256,522	(b)
R. Glenn Hilliard	$239,184
Anne P. Jones(c)	$43,750
Stephen Lewis, Jr.	$430,000	(b)
John F. Maher	$200,833	(b)
John Nagorniak	$225,832	(b)
Catherine James Paglia	$223,833	(b)
Leroy C. Richie	$223,833
Anthony Santomero	$230,832
Minor Shaw	$237,684	(b)
Alison Taunton-Rigby	$251,583	(b)

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 89

(a)	Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial. Mr. Boudreau, Mr. Carmichael, Mr. Hawkins, Mr. Hilliard, Ms. Shaw, Mr. Nagorniak and Mr. Santomero joined the Board effective June 1, 2011.

(b)	Mr. Boudreau, Ms. Carlton, Ms. Flynn, Mr. Hawkins, Mr. Lewis, Mr. Maher, Mr. Nagorniak, Ms. Paglia, Ms. Shaw and Ms. Tauton-Rigby elected to defer a portion of the total cash compensation payable during the period in the amount of $26,229, $70,875, $115,417, $74,680, $85,275, $200,833, $65,842, $111,917, $57,478 and $150,750, respectively. Amount deferred by fund is set forth in Table 23. Additional information regarding the deferred compensation plan is described below.

(c)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

The Independent Trustees determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Trustees take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the Independent Trustees, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other Independent Trustees.

Effective June 1, 2011, Independent Directors will be paid an annual retainer of $165,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $20,000 and subcommittee chairs each receive an additional annual retainer of $5,000. In addition, Independent Trustees will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special meetings conducted by telephone. In 2011, the Board’s Chair received total annual cash compensation of $430,000.

The Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more Columbia fund and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Compensation from each fund. The following table shows the compensation paid to independent Board members from each fund during the fiscal year ended Dec. 31, 2011.

Table 23. Board Member Compensation — Individual Funds

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau(a)	Carlton	Carmichael(a)	Flynn	Hawkins(a)	Hilliard(a)	Jones(b)	Lewis	Maher	Nagorniak(a)	Paglia	Richie	Santomero(a)	Shaw(a)	Taunton- Rigby
Balanced – total	$1737	$1053	$1633	$1036	$1693	$1053	$957	$413	$3365	$1544	$957	$1726	$1714	$991	$957	$1742
Amount deferred	0	105	478	0	855	316	0	0	674	1544	287	863	0	0	478	1018
Cash Management – total	1563	1013	1473	997	1523	1012	918	353	2982	1383	918	1522	1543	950	918	1574
Amount deferred	0	101	459	0	752	304	0	0	597	1383	275	279	0	0	459	979
Core Equity – total	615	497	586	488	601	497	451	81	1130	544	451	605	611	467	451	624
Amount deferred	0	50	225	0	285	149	0	0	227	544	135	67	0	0	226	480
Davis New York Venture – total	2361	1376	2216	1354	2297	1376	1251	591	4582	2099	1251	2345	2324	1295	1251	2361
Amount deferred	0	138	625	0	1166	413	0		918	2099	375	480	0	0	625	1331

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 90

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau(a)	Carlton	Carmichael(a)	Flynn	Hawkins(a)	Hilliard(a)	Jones(b)	Lewis	Maher	Nagorniak(a)	Paglia	Richie	Santomero(a)	Shaw(a)	Taunton- Rigby
Diversified Bond – total	$6377	$3541	$5977	$3487	$6209	$3541	$3214	$1687	$12496	5665	$3214	$6304	$6280	$3328	$3214	$6380
Amount deferred	0	354	1606	0	3186	1062	0	0	2503	5665	964	1374	0	0	1607	3426
Diversified Equity Income – total	5062	2731	4739	2685	4739	2731	2483	1353	4739	4739	2483	4739	4739	2573	2483	4739
Amount deferred	0	273	1241	0	2553	819	0	0	2000	4739	745	1118	0	0	1242	2640
Dynamic Equity – total	2363	1355	2216	1332	2302	1355	1232	594	4619	2103	1232	2358	2328	1276	1232	2363
Amount deferred	0	136	615	0	1176	407	0	0	925	2103	369	489	0	0	616	1310
Emerging Markets Opportunity – total	1852	1101	1740	1083	1802	1101	1000	441	3590	1648	1000	1848	1824	1036	1000	1853
Amount deferred	0	110	500	0	915	330	0	0	719	1648	300	365	0	0	500	1064
Global Bond – total	1588	1692	1535	1666	1554	1692	1536	0	2692	1387	1536	1514	1588	1590	1536	1637
Amount deferred	0	169	767	0	802	508	0	0	540	1387	461	0	0	0	768	1637
Global Inflation Protected Securities – total	4440	2571	4168	2532	4324	2571	2332	1612	8649	3941	2332	4375	4376	2414	2332	4450
Amount deferred	0	257	1165	0	2208	771	0	0	1732	3941	700	909	0	0	1166	2487
Goldman Sachs Mid Cap Value – total	1714	1044	1612	1027	1671	1044	949	393	3323	1525	949	1711	1691	984	949	1718
Amount deferred	0	104	474	0	846	313	0	0	666	1525	285	328	0	0	475	1009
High Yield Bond – total	1329	855	1252	841	1296	855	776	292	2549	1179	776	1317	1313	804	776	1336
Amount deferred	0	85	388	0	648	256	0	0	511	1179	233	237	0	0	388	826
Income Opportunities – total	2109	1300	1984	1280	2055	1300	1180	479	4075	1871	1180	2081	2081	1222	1180	2117
Amount deferred	0	130	590	0	1038	390	0	0	816	1871	354	398	0	0	590	1257
International Opportunity – total	1102	731	1039	718	1075	731	663	227	2103	979	663	1096	1089	687	663	1109
Amount deferred	0	73	331	0	536	219	0	0	422	979	199	187	0	0	332	706
Large Cap Growth – total	714	564	679	555	698	564	512	101	1318	631	512	704	709	531	512	724
Amount deferred	0	56	256	0	337	169	0	0	264	631	154	83	0	0	256	545
Mid Cap Growth Opportunity – total	910	625	860	614	888	625	568	176	1728	808	568	907	900	588	568	916
Amount deferred	0	62	284	0	439	187	0	0	346	808	170	145	0	0	284	603
Mid Cap Value Opportunity – total	1674	1048	1576	1031	1632	1048	953	371	3228	1487	953	1665	1652	987	953	1678
Amount deferred	0	105	476	0	820	314	0	0	647	1487	286	308	0	0	477	1013
Partners Small Cap Value – total	2536	1467	2380	1443	2471	1467	1334	627	4953	2257	1334	2529	2500	1382	1334	2538
Amount deferred	0	147	667	0	1258	440	0	0	992	2257	400	519	0	0	667	1419
S&P 500 Index – total	662	524	630	515	647	524	476	94	1222	585	476	652	657	493	476	671
Amount deferred	0	52	238	0	310	157	0	0	245	585	143	77	0	0	238	506
Select Large-Cap Value – total	391	386	376	380	382	386	351	14	682	343	351	380	390	363	351	401
Amount deferred	0	39	175	0	171	116	0	0	137	343	105	13	0	0	175	373

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 91

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau(a)	Carlton	Carmichael(a)	Flynn	Hawkins(a)	Hilliard(a)	Jones(b)	Lewis	Maher	Nagorniak(a)	Paglia	Richie	Santomero(a)	Shaw(a)	Taunton- Rigby
Select Smaller-Cap Value – total	$564	$478	$537	$470	$552	$478	$435	$48	$1027	$497	$435	$556	$562	$450	$435	$574
Amount deferred	0	48	217	0	262	144	0	0	206	497	130	50	0	0	217	462
Seligman Global Technology – total	429	416	412	410	421	416	378	10	754	377	378	418	429	392	378	440
Amount deferred	0	42	189	0	191	125	0	0	151	377	114	16	0	0	189	402
Short Duration U.S. Government – total	2143	1330	2017	1309	2088	1330	1207	495	4130	1901	1207	2114	2115	1250	1207	2152
Amount deferred	0	133	603	0	1055	399	0	0	827	1901	362	403	0	0	604	1286

(a)	Mr. Boudreau, Mr. Carmichael, Mr. Hawkins, Mr. Hilliard, Ms. Shaw, Mr. Nagorniak and Mr. Santomero joined the Board effective June 1, 2011.

(b)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

CODE OF ETHICS

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Control Persons and Principal Holders of Securities

The following table identifies those investors who, as of 30 days prior to the date of this SAI, owned 5% or more of any class of a fund’s shares and those investors who owned 25% or more of a fund’s shares (all share classes taken together). Investors who own more than 25% of a fund’s shares are presumed under securities laws to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. For funds not noted in the table, the investment manager and RiverSource Life and its subsidiaries are the record holders of all outstanding shares of those funds. All shares are purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 92

Table 24. Control Persons and Principal Holders

Fund	Name, city and state of investor	Share Class	Percentage of Class	Percent of Fund (>25%)
Diversified Equity Income	Sun Life Assurance Company (Sun Life Assurance), Wellesley Hills, MA	Class 2	59.68%	—
	Sun Life Insurance and Annuity Co. (Sun Life Insurance and Annuity), Wellesley Hills, MA	Class 2	7.73%	—
International Opportunity	Sun Life Assurance	Class 1	82.63%	—
		Class 2	40.52%
	Independence Life and Annuity Co. C/O Sun Life Financial, Wellesley Hills, MA	Class 1	7.65%	—
Large Cap Growth	Sun Life Assurance	Class 1	45.57%	—
		Class 2	65.60%
	Independence Life and Annuity Co. C/O Sun Life Financial, Wellesley Hills, MA	Class 1	28.03%	—
	American Scandia Life Assurance Co., Shelton, CT	Class 1	18.58%	—
	Sun Life Insurance and Annuity	Class 2	11.33%	—
Mid Cap Growth	Hartford Life Insurance Company, Hartford , Ct	Class 1	79.15%	62.78%
	Great West Life & Annuity (Great West Life & Annuity), Greenwood Village, CO	Class 1	9.47%	—
	Transamerica Life Insurance Co., Cedar Rapids, IA	Class 1	5.82%	—
	Kansas City Life Ins., Kansas City, MO	Class 1	91.78%	—
S&P 500 Index	NB Funding Company LLC, Boston, MA	Class 1	45.75%	—
	Sun Life Assurance	Class 2	79.24%	—
	Sun Life Insurance and Annuity	Class 2	18.19%	—
Select Large-Cap Value	Great West Life & Annuity	Class 1	49.97%	—
	Jefferson National Life, Louisville, KY	Class 1	46.07%	—
Select Smaller-Cap Value	Allianz Life, Minneapolis, MN	Class 1	79.42%	34.63%
	Merrill Lynch Life Insurance Co., Cedar Rapids, IA	Class 1	13.77%	—
	The Union Central Life Ins. Co., Lincoln, NE	Class 2	65.27%	—
	Kansas City Life Ins., Kansas City, MO	Class 2	14.24%	—
	Great West Life & Annuity	Class 2	5.42%	—
Seligman Global Technology	Great West Life & Annuity	Class 1	92.98%	—
		Class 2	5.66%
	Guardian Insurance & Annuity, Bethlehem, PA	Class 2	68.83%	48.89%
	Jefferson National Life, Louisville, KY	Class 2	5.97%	—
	Ameritas Life, Lincoln, NE	Class 2	5.41%	—
Short Duration U.S. Government	Sun Life Assurance	Class 2	62.47%	—
	Sun Life Insurance and Annuity	Class 2	18.56%	—

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendant’s motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 93

granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Independent Registered Public Accounting Firm

For all funds except Seligman Global Technology, financial statements contained in the funds’ Annual Report for the fiscal years ended Dec. 31, 2007 or later were audited by the independent registered public accounting firm, Ernst & Young LLP (E&Y), 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. For Seligman Global Technology, the financial statements for periods ended Dec. 31, 2009 or later were audited by E&Y, and financial statements for periods ended Dec. 31, 2008 and earlier were audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 94

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page A-1

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings

Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements — their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings

Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page A-2

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page A-3

Standard & Poor’s Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page A-4

Fitch’s Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page A-5

Appendix B

S&P 500 Index Fund

ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Columbia Variable Portfolio Funds – Statement of Additional Information – May 1, 2012	Page 1

Appendix C

Proxy Voting Policy

Proxy Voting Guidelines

As Amended and Restated – Effective January 24, 2011

Set forth on the following pages are guidelines adopted and used by the Funds listed on the cover page of the Statement of Additional Information to which these Guidelines are appended. These Funds are governed by the same Board of Trustees (the “Board”, “We”, “Us” or “Our”) and guide the Board in voting proxies on behalf of the Funds (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Board may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

Funds Proxy Voting Guidelines	Page C-1

Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Board generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Board generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Board will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Board will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Board will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Board uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Board generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Board generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Funds Proxy Voting Guidelines	Page C-2

Removal of Directors

The Board generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Board will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Board generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Board generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Board generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Board generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Board generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Board will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Board will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Board generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Funds Proxy Voting Guidelines	Page C-3

Vote Unmarked Proxies

The Board generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Board generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Board will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Board will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Board generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Board supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Board generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Board will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Board will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Board generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Funds Proxy Voting Guidelines	Page C-4

Approve or Amend Employee Stock Purchase Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Board generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Board generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Board will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Board generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Board generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Board generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Board will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Funds Proxy Voting Guidelines	Page C-5

Approve or Amend Deferred Compensation Plans for Directors

The Board generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Board generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Board will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Board will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Board will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Board also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Board generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Board generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Board generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Board generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Board will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Board will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Board generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Board generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Funds Proxy Voting Guidelines	Page C-6

Recapitalization

The Board generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Board generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Board will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Board will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Board will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Board will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Board will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Board generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Board will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Board generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Board generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Board generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Board generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Funds Proxy Voting Guidelines	Page C-7

Auditors

Ratify or Appoint Auditors

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Board will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Board will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Board generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Board generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Board generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Board generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Board generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .

Executive Compensation Report

The Board generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Funds Proxy Voting Guidelines	Page C-8

Pay Equity

The Board will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Board generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Board generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Board generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Board generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Board generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Board generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Board generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Board generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Funds Proxy Voting Guidelines	Page C-9

Authorize Board to Ratify and Execute Approved Resolutions

The Board generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Board generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Board generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Board generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Board generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Board generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Board generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Board generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Funds Proxy Voting Guidelines	Page C-10

Approve Allocation of Income and Dividends

The Board generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Board generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Board generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Board generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Board generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Board generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Board generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Board generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Board generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Board generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Board generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Board generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Funds Proxy Voting Guidelines	Page C-11

Authority to Allot Shares for Cash

The Board generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Board will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Board generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Board generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Board generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

S-6466-20 AG (5/12)

Funds Proxy Voting Guidelines	Page C-12

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio — Emerging Markets Bond Fund

Columbia Variable Portfolio — Limited Duration Credit Fund

Variable Portfolio — American Century Diversified Bond Fund

Variable Portfolio — American Century Growth Fund

Variable Portfolio — Columbia Wanger International Equities Fund

Variable Portfolio — Columbia Wanger U.S. Equities Fund

Variable Portfolio — DFA International Value Fund (formerly known as Variable Portfolio — AllianceBernstein International Value Fund)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

Variable Portfolio — Invesco International Growth Fund

Variable Portfolio — J.P. Morgan Core Bond Fund

Variable Portfolio — Jennison Mid Cap Growth Fund

Variable Portfolio — Marsico Growth Fund

Variable Portfolio — MFS Value Fund

Variable Portfolio — Mondrian International Small Cap Fund

Variable Portfolio — Morgan Stanley Global Real Estate Fund

Variable Portfolio — NFJ Dividend Value Fund

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

Variable Portfolio — Partners Small Cap Growth Fund

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

Variable Portfolio — Pyramis® International Equity Fund

Variable Portfolio — Wells Fargo Short Duration Government Fund

Each fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the “distributor”).

This is the Statement of Additional Information (“SAI”) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI. Each fund’s financial statements for its most recent fiscal period are contained in the fund’s annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm’s Report and the Financial Statements, including Notes to the Financial Statements and the Portfolio of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, or annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia and Columbia Acorn branded funds (collectively, the “Fund Family”), c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or call 800.345.6611.

Unless the context indicates otherwise, references herein to “each fund,” “the funds, “a fund” or “funds” indicates the disclosure is applicable to each fund in the Fund Family managed by Columbia Management Investment Advisers, LLC (“Columbia Management” or “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and distributed by the distributor. Each fund is governed by a Board of Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, Columbia Management, and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following pages.

Fundamental and Nonfundamental Investment Policies	p. 3
Investment Strategies and Types of Investments	p. 4
Information Regarding Risks and Investment Strategies	p. 5
Securities Transactions	p. 35
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager	p. 41
Valuing Fund Shares	p. 41
Portfolio Holdings Disclosure	p. 42
Proxy Voting	p. 45
Investing in a Fund	p. 47
Capital Loss Carryover	p. 48
Taxes	p. 48
Service Providers	p. 49
Organizational Information	p. 84
Board Members and Officers	p. 86
Control Persons and Principal Holders & Securities	p. 98
Information Regarding Pending and Settled Legal Proceedings	p. 98
Independent Registered Public Accounting Firm	p. 99
Appendix A: Description of Ratings	p. A-1
Appendix B: Proxy Voting Guidelines	p. B-1

List of Tables

1.	Fund Fiscal Year Ends and Investment Categories	p. 2
2.	Investment Strategies and Types of Investments	p. 4
3.	Total Brokerage Commissions	p. 37
4.	Brokerage Directed for Research and Turnover Rates	p. 38
5.	Securities of Regular Broker Dealers	p. 39
6.	Investment Management Services Agreement Fee Schedule	p. 50
7.	Management Fees and Nonadvisory Expenses	p. 51
8.	Subadvisers and Subadvisory Agreement Fee Schedules	p. 52
9.	Subadvisory Fees	p. 54
10.	Portfolio Managers	p. 55
11.	Administrative Services Agreement Fee Schedule	p. 81
12.	Administrative Fees	p. 82
13.	12b-1 Fees	p. 83
14.	Fund History Table	p. 85
15.	Board Members	p. 86
16.	Fund Officers	p. 91
17.	Board Member Holdings — All Funds	p. 95
18.	Board Member Compensation — All Funds	p. 95
19.	Board Member Compensation — Individual Funds	p. 96

Statement of Additional Information – May 1, 2012	Page 1

Throughout this SAI, the funds are referred to as follows:

Columbia Variable Portfolio — Emerging Markets Bond Fund (Emerging Markets Bond)

Columbia Variable Portfolio — Limited Duration Credit Fund (Limited Duration Credit)

Variable Portfolio — American Century Diversified Bond Fund (American Century Diversified Bond)

Variable Portfolio — American Century Growth Fund (American Century Growth)

Variable Portfolio — Columbia Wanger International Equities Fund (Columbia Wanger International Equities)

Variable Portfolio — Columbia Wanger U.S. Equities Fund (Columbia Wanger U.S. Equities)

Variable Portfolio — DFA International Value Fund (DFA International Value)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund (Eaton Vance Floating-Rate Income)

Variable Portfolio — Invesco International Growth Fund (Invesco International Growth)

Variable Portfolio — J.P. Morgan Core Bond Fund (J.P. Morgan Core Bond)

Variable Portfolio — Jennison Mid Cap Growth Fund (Jennison Mid Cap Growth)

Variable Portfolio — Marsico Growth Fund (Marsico Growth)

Variable Portfolio — MFS Value Fund (MFS Value)

Variable Portfolio — Mondrian International Small Cap Fund (Mondrian International Small Cap)

Variable Portfolio — Morgan Stanley Global Real Estate Fund (Morgan Stanley Global Real Estate)

Variable Portfolio — NFJ Dividend Value Fund (NFJ Dividend Value)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund (Nuveen Winslow Large Cap Growth)

Variable Portfolio — Partners Small Cap Growth Fund (Partners Small Cap Growth)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund (PIMCO Mortgage-Backed Securities)

Variable Portfolio — Pyramis International Equity Fund (Pyramis International Equity)

Variable Portfolio — Wells Fargo Short Duration Government Fund (Wells Fargo Short Duration Government)

The table that follows lists each fund’s fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

Table 1. Fund Fiscal Year Ends and Investment Categories

Fund	Fiscal Year End	Fund Investment Category
American Century Diversified Bond	December 31	Fixed Income
American Century Growth	December 31	Equity
Columbia Wanger International Equities	December 31	Equity
Columbia Wanger U.S. Equities	December 31	Equity
DFA International Value	December 31	Equity
Eaton Vance Floating-Rate Income	December 31	Fixed Income
Emerging Markets Bond	December 31	Fixed Income
Invesco International Growth	December 31	Equity
J.P. Morgan Core Bond	December 31	Fixed Income
Jennison Mid Cap Growth	December 31	Equity
Limited Duration Credit	December 31	Fixed Income
Marsico Growth	December 31	Equity
MFS Value	December 31	Equity
Mondrian International Small Cap	December 31	Equity
Morgan Stanley Global Real Estate	December 31	Equity
NFJ Dividend Value	December 31	Equity
Nuveen Winslow Large Cap Growth	December 31	Equity
Partners Small Cap Growth	December 31	Equity
PIMCO Mortgage-Backed Securities	December 31	Fixed Income
Pyramis International Equity	December 31	Equity
Wells Fargo Short Duration Government	December 31	Fixed Income

Statement of Additional Information – May 1, 2012	Page 2

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

•

The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

•

The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets, except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

•

The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

•

The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

•

Except for Emerging Markets Bond, the fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

•	The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

•

Except for Emerging Markets Bond and Morgan Stanley Global Real Estate, the fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

•

Except for Emerging Markets Bond and Morgan Stanley Global Real Estate, the fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Additionally for Emerging Markets Bond:

•

The fund will not buy or sell commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from transacting in derivative instruments relating to commodities, including but not limited to, buying or selling options, swap contracts or futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, commodities.

•

While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

Statement of Additional Information – May 1, 2012	Page 3

Additionally for Morgan Stanley Global Real Estate:

•

The fund will not invest more than 25% of the market value of its total assets in the securities of issuers in any particular industry, except the fund will invest more than 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry and may invest without limit in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies may be changed by the Board at any time and are in addition to those described in the prospectus.

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

•

The fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the fund are held by such other fund, the fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Additionally, for all funds EXCEPT, Columbia Wanger International Equities, DFA International Value, Invesco International Growth, Pyramis International Equity, Mondrian International Small Cap and Morgan Stanley Global Real Estate:

•	Up to 25% of the fund’s net assets may be invested in foreign investments.*

*	For Nuveen Winslow Large Cap Growth, the 20% limitation stated in the prospectus is an investment policy.

Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

Table 2. Investment Strategies and Types of Investments

Investment strategy	Equity	Fixed Income
Agency and government securities	—	—
Borrowing	—	—
Cash/money market instruments	—	—
Collateralized bond obligations	—	—
Commercial paper	—	—
Common stock	—	—
Convertible securities	—	—
Corporate bonds	—	—
Debt obligations	—	—
Depositary receipts	—	—
Derivative instruments (including options and futures)	—	—
Exchange-traded funds	—	—
Floating rate loans	—	—
Foreign currency transactions	—	—
Foreign securities	—	—
Funding agreements	—	—
High yield debt securities (junk bonds)	—	—
Illiquid and restricted securities	—	—
Indexed securities	—	—

Statement of Additional Information – May 1, 2012	Page 4

Investment strategy	Equity	Fixed Income
Inflation protected securities	—	—
Initial Public Offerings (IPOs)	—	—
Inverse floaters	—	—
Investment companies	—	—
Lending of portfolio securities	—	—
Loan participations	—	—
Mortgage- and asset-backed securities	—	—
Mortgage dollar rolls	A	—
Municipal obligations	—	—
Pay-in-kind securities	—	—
Preferred stock	—	—
Real estate investment trusts	—	—
Repurchase agreements	—	—
Reverse repurchase agreements	—	—
Short sales	B	B
Sovereign debt	—	—
Structured investments	—	—
Swap agreements	—	—
Variable- or floating-rate securities	—	—
Warrants	—	—
When-issued securities and forward commitments	—	—
Zero-coupon and step-coupon securities	—	—

A.	Morgan Stanley Global Real Estate is authorized to invest in mortgage dollar rolls.

B.	The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics applicable to the underlying funds and, where noted, applicable to the funds. Because the funds invest in the underlying funds, the funds will be subject to the same risks as the underlying funds in direct proportion to the allocation of the funds’ assets among the underlying funds. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or principal investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and principal investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. The funds and certain of the underlying funds are actively managed; performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

Borrowing Risk. For the funds and underlying funds, to the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed money exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Statement of Additional Information – May 1, 2012	Page 5

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund’s concentration, the fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk. For the funds and certain of the underlying funds, counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle held by the fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceedings. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Currency Risk. The performance of the fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Derivatives Risk. The funds and certain of the underlying funds may invest in derivatives. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying instrument, for example, a security, pools of securities, options, futures, indexes, currencies or interest rate. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency, index or rate may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to its principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, and liquidity risk.

Statement of Additional Information – May 1, 2012	Page 6

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are traded over-the-counter (OTC) and, therefore, are not traded on an exchange, may present liquidity risk to the fund.

Derivatives Risk-Credit Default Swaps. The fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the fund is selling credit protection, there is a risk that a credit event will occur and that the fund will have to pay the counterparty. If the fund is buying credit protection, there is a risk that no credit event will occur and the fund will receive no benefit for the premium paid.

Derivatives Risk-Foreign Forward Currency Contracts. The fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the fund. The fund may designate cash or securities in an amount equal to the value of the fund’s forward foreign currency contracts which may limit the fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk-Forward Contracts. The fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the fund to counterparty risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks.”

Derivatives Risk-Forward Rate Agreements. The fund may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

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Derivatives Risk-Futures Contracts. The fund may enter into futures contracts, including equity, currency, fixed income/bond, index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk-Interest Rate Swaps. The fund may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk-Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include interest rate risk, credit risk and market risk.

Derivatives Risk-Options. The fund may enter into option transactions. If the fund sells a put option, there is a risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells a call option, there is a risk that the fund may be required to sell the underlying investment at a disadvantageous price. If the fund sells a call option on an investment that the fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

Derivatives Risk-Swaps. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk-Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Derivatives Risk-Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

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Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which subjects the fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Foreign Currency Risk. The fund’s exposure to foreign currencies subjects the fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the fund’s exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult. The fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, economic, and other conditions of the country. These conditions can include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

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Custody risk refers to the risks associated with the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are typically in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. The loans or other securities in which the fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s portfolio managers upon their credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and repay principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the fund’s portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn, would increase prepayment risk.

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Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Non-Diversification Risk. The funds are diversified funds. Certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Trading and Turnover Risks. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a fund is known as “portfolio turnover.” The portfolio managers may actively and frequently trade securities in the fund’s portfolio to carry out its investment strategies. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund’s portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund’s performance.

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Prepayment and Extension Risk. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Redemption Risk. The fund may need to sell portfolio securities to meet redemption requests. The fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of fund shares, (ii) a disruption in the normal operation of the markets in which the fund buys and sells portfolio securities or (iii) the inability of the fund to sell portfolio securities because such securities are illiquid. In such events, the fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Rule 144A Securities Risk. The fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the fund’s holdings of Rule 144A securities may increase the level of fund illiquidity if eligible buyers become uninterested in buying them. The fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to the financial market or economical conditions or events affecting the particular issuer, geographic region, industry or sector. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Cap Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small- and mid-capitalization (small- and mid-cap) companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger-cap companies. Additionally, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger-cap companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest, including in a timely manner, may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

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With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The fund currently intends to take positions in forward currency contracts with notional value up to the fund’s total net assets. Although foreign currency gains currently constitute “qualifying income” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the fund’s Board of Trustees may authorize a significant change in investment strategy or fund liquidation.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change.

Value Securities Risk. Value-oriented securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds. The fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the fund receives from its investments decline.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund’s investment objectives, policies, and strategies that are described in the prospectus and in this SAI. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Borrowing

If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market

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fluctuations or otherwise, even if such liquidations of the fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the Fund Family and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and

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return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks associated with the investments the underlying in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, an index or some other underlying instrument. A small change in the value of the underlying security, currency, index or instrument can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

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The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss.

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Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforceability of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Counterparty Risk, Derivatives Risk and Liquidity Risk.

Equity Securities and Fixed/Variable Income Securities

Equity securities in which the Fund may invest include, without limitation, common stocks, including those that pay dividends or other distributions, securities that are convertible into common stocks or other equity securities, depositary receipts or shares, warrants, rights, real estate investment trusts, partnership securities, and other securities with equity characteristics as further described in the Prospectus. The fixed or variable income securities in which the Fund may invest include, without limitation, corporate bonds (including high-yield bonds), preferred stocks, trust-preferred securities, Treasury securities, U.S. government agency securities, asset-backed securities, and other income-producing investments as further described in the Prospectus.

Eurodollar and Yankee Dollar Instruments

The fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The fund might use Eurodollar futures contracts and options thereon to hedge against changes in the London Interbank Offered Rate (“LIBOR”), to which many interest rate swaps and fixed income instruments may be linked.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund’s ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that the ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the securities in which the ETFs invest, including Market Risk. ETFs using a “passive” investment strategy generally will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index (as the case may be) or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total

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outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund

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by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

Foreign Currency Transactions

Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

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A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount

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of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are

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less than the volume and liquidity in the U.S. market and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

Funding Agreements

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such

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securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the

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inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)

Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Cap Company Risk and Initial Public Offering (IPO) Risk.

Inverse Floaters

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses. The fund is also subject to the risks associated with investing in such investment companies.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities

To generate additional income, a fund may lend up to 33%, or such lower percentage specified by the fund or investment manager of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent

(or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the fund with respect to the management of such collateral. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The investment manager is not responsible for any loss incurred by the funds in connection with the securities lending program.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders

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may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax

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and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

One or more of the other risks described in this SAI may apply to REITs.

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Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

Short Sales

In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain to the fund, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

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Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result, a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

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Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation

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received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government can or would provide financial support to any of these entities, including whether or not the U.S. Government is obligated to do so by law.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Credit Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those

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activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager and subadvisers have been directed to use best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage

Statement of Additional Information – May 1, 2012	Page 35

or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations

From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally,

Statement of Additional Information – May 1, 2012	Page 36

regulatory and other applicable limits are complex and vary significantly, including, among others, from country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the funds, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid since inception of the funds. Substantially all firms through whom transactions were executed provide research services.

Table 3. Total Brokerage Commissions

Total Brokerage Commissions
Fund	2011	2010(a)
American Century Diversified Bond	$0	$0
American Century Growth	1,124,950	808,470
Columbia Wanger International Equities	2,066,522	462,532
Columbia Wanger U.S. Equities	275,930	368,674
DFA International Value	2,472,812	959,295
Eaton Vance Floating-Rate Income	0	0
Emerging Markets Bond(b)	N/A	N/A
Invesco International Growth	1,603,074	1,053,921
J.P. Morgan Core Bond	0	0
Jennison Mid Cap Growth	704,997	645,345
Limited Duration Credit	116,114	39,903
Marsico Growth	1,441,486	887,207
MFS Value	423,186	872,473
Mondrian International Small Cap	107,184	176,309
Morgan Stanley Global Real Estate	296,794	290,950
NFJ Dividend Value	908,741	1,366,690
Nuveen Winslow Large Cap Growth	1,063,766	1,376,191
Partners Small Cap Growth	961,677	828,236
PIMCO Mortgage-Backed Securities	82	2,560
Pyramis International Equity	1,698,582	1,208,580
Wells Fargo Short Duration Government	0	0

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

(b)	The fund was new as of April 30, 2012 and therefore has no reporting information.

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For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates since inception of the funds. High turnover rates may result in higher brokerage expenses and taxes.

Table 4. Brokerage Directed for Research and Turnover Rates

	Brokerage directed for research*				Turnover rates
	Amount of transactions	Amount of commissions imputed or paid
Fund	2011	2011	2011		2010(a)
American Century Diversified Bond	0	0	85%		66%
American Century Growth	0	0	96		56
Columbia Wanger International Equities	10,531,365	9,914	32		20
Columbia Wanger U.S. Equities	48,513,131	43,386	18		17
DFA International Value	2,406,108,293	1,490,866	104		29
Eaton Vance Floating-Rate Income	0	0	46		19
Emerging Markets Bond(b)	N/A	N/A	N/A		N/A
Invesco International Growth	0	0	24		17
J.P. Morgan Core Bond	0	0	21		78
Jennison Mid Cap Growth	109,493,537	86,007	44		25
Limited Duration Credit			94		16
Marsico Growth	58,879,243	98,275	71		44
MFS Value	612,191,652	395,323	15		13
Mondrian International Small Cap	0	0	21		15
Morgan Stanley Global Real Estate	205,870,887	163,802	18		14
NFJ Dividend Value	109,566,086	172,824	32		24
Nuveen Winslow Large Cap Growth	158,516,223	89,715	47		109
Partners Small Cap Growth	679,733,605	466,343	67		43
PIMCO Mortgage-Backed Securities	0	0	1,618	(c)	1,403	(c)
Pyramis International Equity	1,185,338,704	1,521,923	63		43
Wells Fargo Short Duration Government	0	0	529		360

*	Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. Columbia Management also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

(b)	The fund is new as of April 30, 2012 and therefore has no reporting information.

(c)	The fund’s portfolio turnover rate includes forward contracts in the “to be announced” (TBA) market.

Statement of Additional Information – May 1, 2012	Page 38

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealer or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

Table 5. Securities of Regular Brokers or Dealers

Fund	Issuer	Value of securities owned at the end of fiscal period
American Century Diversified Bond	Bear Stearns Adjustable Rate Mortgage Trust	$1,802,218
	Bear Stearns Commercial Mortgage Securities	4,301,988
	Citigroup, Inc.	19,174,734
	Citigroup/Deutsche Bank Commercial Trust	1,875,209
	Citigroup Mortgage Loan Trust, Inc.	3,908,923
	Credit Suisse First Boston Corp.	14,485,263
	The Goldman Sachs Group, Inc.	16,521,840
	Jefferies Group, Inc.	1,628,000
	JPMorgan Chase & Co.	15,589,058
	JPMorgan Chase Bank	3,539,556
	JPMorgan Mortgage Trust	6,915,607
	Morgan Stanley	13,146,351
	Morgan Stanley ABS Capital I	20,394,152
	Morgan Stanley, Dean Witter Capital I	10,112,550
	PNC Bank NA	2,443,709
	PNC Funding Corp.	1,229,292
American Century Growth	None	N/A
Columbia Wanger International Equities	None	N/A
Columbia Wanger U.S. Equities	Eaton Vance Corp.	5,531,760
DFA International Value	Credit Suisse Group AG	128,712
Eaton Vance Floating-Rate Income	None	N/A
Emerging Markets Bond(a)	None	N/A
Invesco International Growth	None	N/A
J.P. Morgan Core Bond	Bear Stearns Adjustable Rate Mortgage Trust	288,779
	Bear Stearns Alt-A Trust	554,023
	Bear Stearns Asset-Backed Securities Trust	1,133,214
	Bear Stearns Commercial Mortgage Securities	1,670,964
	Charles Schwab Corp. (The)	352,217
	Citigroup, Inc.	8,865,112
	Citigroup Commercial Mortgage Trust	2,130,546
	Citigroup/Deutsche Bank Commercial Trust	2,471,799
	Citigroup Mortgage Loan Trust, Inc.	12,709,025
	Credit Suisse Mortgage Capital Certificates	22,415,784
	Credit Suisse First Boston Mortgage Securities Corp.	7,559,466
	GS Mortgage Securities Corp. II	2,776,689
	The Goldman Sachs Group, Inc.	71,708,939
	Jefferies Group, Inc.	1,615,850
	JPMorgan Chase Commercial Mortgage Securities	2,724,642
	JPMorgan Mortgage Trust	3,668,601
	JP Morgan Remeric	1,804,406
	LB-UBS Commercial Mortgage Trust	1,877,176
	Merrill Lynch & Co., Inc.	6,529,064

Statement of Additional Information – May 1, 2012	Page 39

Fund	Issuer	Value of securities owned at the end of fiscal period
	Merrill Lynch Mortgage Trust	$934,349
	Morgan Stanley	5,604,730
	Morgan Stanley Capital I	4,361,897
	Morgan Stanley Mortgage LoanTrust	1,286,872
	Morgan Stanley Reremic Trust	9,930,545
	PNC Bank NA	1,134,124
	PNC Funding Corp.	2,094,790
Jennison Mid Cap Growth	Eaton Vance Corp.	6,645,204
	TD Ameritrade Holding Corp.	6,174,395
Limited Duration Credit	Citigroup, Inc.	21,712,353
	Goldman Sachs Group	32,006,137
	JPMorgan Chase & Co.	39,540,891
	Morgan Stanley	30,564,592
Marsico Growth	None	N/A
MFS Value	Franklin Resources, Inc	8,171,824
	The Goldman Sachs Group, Inc.	36,503,064
	JPMorgan Chase & Co.	43,156,937
	PNC Financial Services Group, Inc.	13,656,429
Mondrian International Small Cap	None	N/A
Morgan Stanley Global Real Estate	None	N/A
NFJ Dividend Value	Credit Suisse	5,000,000
	JPMorgan Chase & Co.	75,966,275
	PNC Financial Services Group, Inc.	37,462,432
Nuveen Winslow Large Cap Growth	JPMorgan Chase & Co.	17,901,800
Partners Small Cap Growth	Eaton Vance Corp.	8,022,210
PIMCO Mortgage-Backed Securities	Citigroup Commercial Mortgage Trust	3,212,694
	Citigroup/Deutsche Bank Commercial Trust	3,325,026
	JPMorgan Chase Commercial Mortgage Securities	15,140,260
Pyramis International Equity	None	N/A
Wells Fargo Short Duration Government	Bear Stearns Commercial Mortgage Securities	16,872,875
	Citigroup Commercial Mortgage Trust	3,159,288
	CS First Boston Mortgage Securities Corp.	4,927,717
	JPMorgan Chase Commercial Mortgage Securities	4,480,628
	LB-UBS Commercial Mortgage Trust	4,659,694
	Morgan Stanley Capital I	10,689,826

(a)	The fund is new as of April 30, 2012 and therefore has no reporting information.

Statement of Additional Information – May 1, 2012	Page 40

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid by a fund since inception to brokers affiliated with the fund’s investment manager.

Valuing Fund Shares

The share price of the fund is based on the fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern Time unless the NYSE closes earlier) on each day the fund is open for business, unless the Board determines otherwise. The fund does not value its shares on days that the NYSE is closed.

The value of the fund’s portfolio securities is determined in accordance with the fund’s valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the fund’s portfolio securities are typically valued using the following methodologies:

Equity Securities. Equity securities (including common stocks, preferred stocks, convertible securities, warrants and ETFs) listed on an exchange are valued at the closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price or, if the official closing price is not readily available, at the mean between the closing bid and asked prices. Equity securities and ETFs that are not listed on any national exchange and are not included in the NASDAQ National Market System are valued at the primary exchange last sale price, or if the last sale price is not readily available, at the mean between the closing bid and asked prices. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies.

Fixed Income Securities. Short-term debt securities purchased with remaining maturities of 60 days or less and long-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost value. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. The value of short-term debt securities with remaining maturities in excess of 60 days is the market price, which may be obtained from a pricing service or, if a market price is not available from a pricing service, a bid quote from a broker or dealer. Short-term variable rate demand notes are typically valued at their par value. Other debt securities typically are valued using an evaluated bid provided by a pricing service. If pricing information is unavailable from a pricing service or the Investment Manager’s valuation committee believes such information is not reflective of market value, then a quote from a broker or dealer may be used. Newly issued debt securities may be valued at purchase price for up to two days following purchase.

Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settle price at the close of regular trading on their principal exchange or, in the absence of transactions, they are valued at the mean of the closing bid and asked prices closest to the last reported sale price. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are valued using quotations from brokers. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.

Repurchase Agreements. Repurchase agreements are generally valued at a price equal to the amount of the cash invested in a repurchase agreement.

Statement of Additional Information – May 1, 2012	Page 41

Foreign Currencies. Foreign currencies and securities denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.

Fair Valuation of Portfolio Securities. Rather than using the methods described above, the Investment Manager’s valuation committee will, pursuant to procedures approved by the Board, determine in good faith a security’s fair value in the event that (i) price quotations or valuations are not readily available, such as when trading is halted or securities are not actively traded; (ii) price quotations or valuations available for a security are not, in the judgment of the valuation committee, reflective of market value; or (iii) a significant event has occurred that is not reflected in price quotations or valuations from other sources, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.

In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities; trading volumes; values of baskets of securities; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.

With respect to securities traded on foreign markets, additional factors also may be relevant, including: movements in the U.S. markets following the close of foreign markets; the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

Portfolio Holdings Disclosure

The Board and the investment manager believe that the investment ideas of the investment manager with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using fund portfolio holdings information for stock picking. However, the Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of funds portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public. It is the policy of the Funds not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the investment manager and a fund’s other service providers from entering into any agreement to disclose fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The investment manager also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the funds’ compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Statement of Additional Information – May 1, 2012	Page 42

Public Disclosures

The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

•

For equity, convertible and flexible funds (other than the equity funds identified below), a complete list of fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.

•

For funds that are subadvised by Brandes Investment Partners, L.P. and Marsico Capital Management, LLC, Columbia Select Small Cap Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Growth Fund II, a complete list of fund portfolio holdings as of month end is posted approximately, but no earlier than, 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Money market fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

Portfolio holdings of funds owned solely by affiliates of the investment manager are not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

In addition, the investment manager makes publicly available information regarding certain funds’ largest five to fifteen holdings, as a percentage of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ website pursuant to the funds’ policies may change from time to time without prior notice.

The investment manager may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The Columbia Funds, the investment manager and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than when the information is disclosed publicly on the funds’ website or no earlier than the time a fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

Statement of Additional Information – May 1, 2012	Page 43

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. In addition to the investment manager and its affiliates, these service providers include each fund’s subadvisor(s) (if any), affiliates of the investment manager, the funds’ custodian, subcustodians, the Funds’ independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

The Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, compliance department, and the funds’ President. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a Fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective désignées. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Ongoing Portfolio Holdings Disclosure Arrangements

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in exchange for this information. In addition to the daily information provided to the fund’s custodians, subcustodians, administrator, investment manager and subadvisers, the following disclosure arrangements are in place:

Identity of recipient	Conditions/Restrictions on use of information	Frequency of disclosure
Advent/ AXYS	Portfolio accounting system utilized by Marsico Capital Management LLC, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad Hoc
Barclays Point	Use for analytics including risk and attribution assessment.	Daily
Bitlathe	Website support for fund holdings and performance disclosure.	Monthly
Bloomberg	Use for portfolio analytics.	Daily
Bloomberg. L.P.	Use for independent research of Funds. Sent monthly, approximately 30 days after month end.	Monthly
Broadridgc Financial Solutions, Inc.	Proxy voting and research utilized by Marsico Capital Management LLC, subadviser to certain Columbia Funds	Daily, as needed
Cenveo, Inc.	May be used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Citigroup	Access when assisting in resolving technical difficulties with YieldBook, an analytic software program that the Investment Manager uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily
CMS Bondedgc	Access when assisting in resolving technical difficulties with application used by the Investment Manager’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad Hoc

Statement of Additional Information – May 1, 2012	Page 44

Identity of recipient	Conditions/Restrictions on use of information	Frequency of disclosure
Cogent Consulting LLC	Utilized by Marsico Capital Management LLC and MFS Investment Management, subadvisers for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
Factset Research Systems	Use for provision of quantitative analytics, charting and fundamental data to the Investment Manager and Marsico Capital Management LLC.	Daily
Harte Hanks	May be used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Institutional Shareholder Services (ISS)	Proxy voting administration and research on proxy matters.	Daily
Investment Technology Group (ITG, formerly known as Macgregor)	Order management system utilized by Marsico Capital Management. subadviser to certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad Hoc
Investment Technology Group (ITG, formerly known as Plexus Group)	Evaluation and assessment of trading activity, execution and practices by the Investment Manager.	Quarterly
InvestorTools. Inc.	Access granted solely for the purpose of testing back office conversion of trading systems.	Daily
InvestorTools, Inc.	Provide descriptive data for municipal securities.	Daily
Kynex	Use to provide portfolio attribution reports for the Columbia Convertible Securities Fund.	Daily
Line data Services. Inc.	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad Hoc
Lipper/Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly
Malaspina Communications	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly
Merrill Corporation	May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Morningstar. Inc.	For independent research and ranking of funds. Provided monthly with a 30 day lag	Monthly
R.R. Donnelley & Sons Company	May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets. annual and semi-annual reports.	As needed

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The following description of the Proxy Voting Policies and Procedures, as well as the Proxy Voting Guidelines attached as Appendix B, apply to the funds listed on the cover page of this SAI, which are governed by the same Board of Trustees.

The funds uphold a long tradition of supporting sound and principled corporate governance. In furtherance thereof, the funds’ Board of Trustees (“Board”), which consist of a majority of Independent Trustees, has determined policies and votes proxies. The funds’ investment manager and administrator, Columbia Management Investment Advisers, LLC (“Columbia Management”), provides support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

Election of Directors

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

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•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•	Votes in a contested election of directors are evaluated on a case-by-case basis.

Defense mechanisms

The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis,

Auditors

The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Management compensation issues

The Board expects company management to give thoughtful consideration to providing competitive compensation and incentives, which are reflective of company performance, and are incentives directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and corporate policy issues

The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

Additional details can be round in the funds’ Proxy Voting Guidelines (see Appendix B).

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to address any conflicts between interests of a Fund’s shareholders and those of Columbia Management or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon the research or recommendations of one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the Proxy Team relies on Columbia Management investment personnel (or the investment personnel of a fund’s subadviser(s)) and information obtained from independent research firms. The Proxy Team makes the recommendation in writing. The Board Chair or other Board members who are independent from the investment manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a fund votes against management’s recommendation (except when withholding votes from a nominated director or proposals on foreign company ballots), the Board generally sends a letter to senior management of the company explaining the basis for

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its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in countries outside the United States (non-U.S. countries)

Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on loan

The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor Columbia Management assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds’ ownership position is more significant, the Board has established a guideline to direct Columbia Management to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the Funds, of not recalling such securities.

Investment in affiliated funds

Certain funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the fund may cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through columbiamanagement.com or searching the website of the SEC at www.sec.gov.

Investing in a Fund

Purchasing Shares

As a contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more funds. Your purchase price will be the next NAV calculated after your request is received in good order by the fund, a participating insurance company or Qualified Plan sponsor.

If you own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the funds, minimum and maximum payments and submission and acceptance of your application.

Transferring/Selling Shares

There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to your Contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in your Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

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You may provide instructions to sell any shares you have allocated to your Account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

A fund will sell any shares presented by the shareholders Accounts of participating affiliated and unaffiliated insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor for sale. The policies on buying and selling shares are described in your annuity or life insurance prospectus or Qualified Plan disclosure documents.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

•	The New York Stock Exchange (the “Exchange”) closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in its sole discretion.

Capital Loss Carryover

For federal income tax purposes, certain funds, shown below, had total capital loss carryovers at the end of the most recent fiscal period. Because the measurement periods for a regulated investment company’s income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end (“post-October loss”) as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable.

Fund	Unlimited short-term	Unlimited long-term	Total
DFA International Value	$29,773,486	$5,545,559	$35,319,045
Limited Duration Credit	$0	$32,155,579	$32,155,579

Taxes

Each fund other than American Century Growth, Columbia Wanger U.S. Equities, Jennison Mid Cap Growth, Marsico Growth, MFS Value, NFJ Dividend Value, Partners Small Cap Growth, and Nuveen Winslow Large Cap Growth (the “non-RIC funds”) intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).

To qualify as a RIC, the fund must distribute, for its taxable year, at least 90% of its investment company taxable income plus at least 90% of its net tax-exempt income. The RIC funds intend to distribute 100% of all net income, including net capital gain, to avoid federal income tax. The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their “separate accounts” which hold shares in the Fund to qualify for special tax treatment described below. Under a Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same,

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similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. If no more than 55% of the assets of the funds are invested in cash, cash items, government securities and securities of other regulated investment companies, the subchapter M diversification requirement will also satisfy the Section 817(h) requirement. If the safe harbor cannot be utilized, the assets of the fund must meet the following requirement. No more than 55% of the value of total assets can be invested in one security, no more than 70% of the value of total assets can be invested in two securities, no more than 80% of the value of total assets can be invested in three securities, and no more than 90% of the value of total assets can be invested in four securities.

Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the fund’s items of income, gain, loss, deduction or credit for the taxable year of the fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the fund.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status.

For purposes of the latter diversification requirement, the Fund’s beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The funds other than the non-RIC funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC funds may similarly make an election to mark to market any PFIC stock.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management is the investment manager for each fund. Under the Investment Management Services Agreement (the Agreement), the investment manager, subject to the policies set by the Board, provides investment management services to the funds.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

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Table 6. Investment Management Services Agreement Fee Schedule

Fund	Assets (billions)	Annual rate at each asset level	Effective Fee Rate
DFA International Value	First $1.0	0.850%	0.840%
Invesco International Growth	Next $1.0	0.800%	0.830%
Pyramis International Equity	Over $2.0	0.700%	0.850%
American Century Diversified Bond	First $1.0	0.480%	0.460%
J.P. Morgan Core Bond	Next $1.0	0.450%	0.460%
PIMCO Mortgage-Backed Securities	Over $2.0	0.400%	0.480%
Wells Fargo Short Duration Government			0.470%
American Century Growth	First $1.0	0.650%	0.630%
Marsico Growth	Next $1.0	0.600%	0.630%
MFS Value	Over $2.0	0.500%	0.630%
NFJ Dividend Value			0.630%
Nuveen Winslow Large Cap Growth			0.630%
Columbia Wanger International Equities	First $0.25	0.950%	0.920%
Mondrian International Small Cap	Next $0.25	0.900%	0.940%
	Over $0.50	0.850%
Columbia Wanger U.S. Equities	First $0.25	0.900%	0.860%
Partners Small Cap Growth	Next $0.25	0.850%	0.870%
	Over $0.50	0.800%
Eaton Vance Floating-Rate Income	First $1.0	0.630%	0.630%
	Next $1.0	0.580%
	Over $2.0	0.530%
Emerging Markets Bond	First $0.5	0.530%	N/A(a)
	Next $0.5	0.525%
	Next $1.0	0.515%
	Next $1.0	0.495%
	Next $3.0	0.480%
	Next $1.0	0.455%
	Next $2.0	0.440%
	Next $1.0	0.431%
	Next $5.0	0.419%
	Next $5.0	0.409%
	Next $4.0	0.393%
	Next $26.0	0.374%
	Over $50.0	0.353%
Jennison Mid Cap Growth	First $1.0	0.750%	0.750%
	Next $1.0	0.700%
	Over $2.0	0.650%
Limited Duration Credit	First $1.0	0.480%	0.460%
	Next $1.0	0.455%
	Next $1.0	0.430%
	Next $3.0	0.405%
	Next $1.5	0.380%
	Next $1.5	0.365%
	Next $1.0	0.360%
	Next $5.0	0.350%
	Next $5.0	0.340%
	Next $4.0	0.330%
	Next $26.0	0.310%
	Over $50.0	0.290%
Morgan Stanley Global Real Estate	First $1.0	0.850%	0.850%
	Next $1.0	0.800%
	Over $2.0	0.750%

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(a)	The fund is new as of April 30, 2012 and therefore has no reporting information.

For all funds, under the Agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund since inception, as well as nonadvisory expenses, net of earning credits, waivers and expenses, reimbursed by the investment manager and its affiliates.

Table 7. Management Fees and Nonadvisory Expenses

	Management Fees		Nonadvisory Expenses
Fund	2011	2010(a)	2011	2010(a)
American Century Diversified Bond	$10,005,448	$5,007,933	$(192,594)	($491,563)
American Century Growth	10,668,735	6,062,389	(741,033)	(516,142)
Columbia Wanger International Equities	4,753,824	2,590,174	(30,692)	201,739
Columbia Wanger U.S. Equities	5,747,940	2,977,895	(164,716)	(159,443)
DFA International Value	10,889,825	5,844,239	(533,900)	(476,214)
Eaton Vance Floating-Rate Income	5,533,122	2,742,951	(654,042)	(803,226)
Emerging Markets Bond(b)	N/A	N/A	N/A	N/A
Invesco International Growth	14,400,495	7,572,177	(136,883)	(157,806)
J.P. Morgan Core Bond	9,084,668	4,577,594	(215,054)	(472,813)
Jennison Mid Cap Growth	6,708,683	3,407,554	(344,700)	(254,205)
Limited Duration Credit	11,781,840	5,800,957	(1,081,361)	(635,314)
Marsico Growth	10,458,493	5,469,000	(508,156)	(502,863)
MFS Value	10,381,548	5,124,281	(833,691)	(931,688)
Mondrian International Small Cap	2,911,396	1,552,080	86,551	177,214
Morgan Stanley Global Real Estate	3,318,413	1,760,320	(428,816)	(285,570)
NFJ Dividend Value	10,416,615	5,171,771	(480,416)	(937,273)
Nuveen Winslow Large Cap Growth	10,139,391	4,179,075	(285,507)	(455,220)
Partners Small Cap Growth	4,357,684	2,084,653	81,793	112,375
PIMCO Mortgage-Backed Securities	5,633,674	2,895,760	(528,436)	(374,360)
Pyramis International Equity	9,055,809	4,784,388	(324,677)	(195,964)
Wells Fargo Short Duration Government	7,999,348	4,108,854	(377,839)	(449,821)

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

(b)	The fund was new as of April 30, 2012 and therefore has no reporting information.

Manager of Managers Exemption

The funds managed by Columbia Management have received an order from the Securities and Exchange Commission (SEC) that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory

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agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses the nature of any material relationships it has with a subadviser to the Board.

Subadvisory Agreements

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 10.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

Table 8. Subadvisers and Subadvisory Agreement Fee Schedules

Fund	Subadviser	Parent Company	Fee Schedule
American Century Diversified Bond	American Century Investment Management, Inc. (American Century) (effective May 10, 2010)	A	0.16% on all asset levels
American Century Growth	American Century (effective May 10, 2010)	A	0.29% on all asset levels
Columbia Wanger International Equities	Columbia Wanger Asset Management L.P. (Columbia WAM) (effective May 10, 2010)	B	0.70% on the first $150 million, reducing to 0.60% as assets increase
Columbia Wanger U.S. Equities	Columbia WAM (effective May 10, 2010)	B	0.60% on the first $100 million, reducing to 0.50% as assets increase
DFA International Value	Dimensional Fund Advisors L.P. (DFA) (effective November 16, 2011)	C	0.21% on all asset levels
Eaton Vance Floating-Rate Income	Eaton Vance Management (Eaton Vance) (effective May 10, 2010)	D	0.30% on all asset levels
Invesco International Growth	Invesco Advisers, Inc. (Invesco) (effective May 10, 2010)	N/A	0.35% on the first $250 million, reducing to 0.25% as assets increase
J.P. Morgan Core Bond	J.P. Morgan Investment Management Inc. (JPMIM) (effective May 10, 2010)	E	0.15% on all asset levels

Statement of Additional Information – May 1, 2012	Page 52

Fund	Subadviser	Parent Company	Fee Schedule
Jennison Mid Cap Growth	Jennison Associates LLC (Jennison) (effective May 10, 2010)	F	0.40% on assets up to $160 million, decreasing to 0.30% as assets increase; if assets are less than $210 million, then 0.55% on all asset levels
Marsico Growth	Marsico Capital Management, LLC (Marsico Capital) (effective May 10, 2010)	G	0.45% on all asset levels.
MFS Value	Massachusetts Financial Services Company (MFS) (effective May 10, 2010)	H	0.35% on the first $100 million, reducing to 0.275% as assets increase
Mondrian International Small Cap	Mondrian Investment Partners Limited (Mondrian) (effective May 10, 2010)	N/A	0.65% on all asset levels
Morgan Stanley Global Real Estate	Morgan Stanley Investment Management, Inc. (MSIM) (effective May 10, 2010)	I	0.50% on assets up to $200 million, reducing to 0.40% thereafter
NFJ Dividend Value	NFJ Investment Group LLC (NFJ) (effective May 10, 2010)	J	0.27% on all asset levels
Nuveen Winslow Large Cap Growth	Winslow Capital Management, Inc. (Winslow Capital) (effective November 17, 2010)	K	0.40% on the first $100 million, reducing to 0.25% as assets increase
Partners Small Cap Growth	TCW Investment Management Company (TCW) (effective May 10, 2010)	N/A	0.50% on assets up to $100 million, reducing to 0.40% thereafter
	The London Company (TLC) (effective May 10, 2010)	N/A	0.45% on all asset levels
	Wells Capital Management Incorporated (WellsCap) (effective May 10, 2010)	L	0.48% on all asset levels
PIMCO Mortgage-Backed Securities	Pacific Investment Management Company LLC (PIMCO) (effective May 10, 2010)	M	0.20% on all asset levels
Pyramis International Equity	Pyramis Global Advisors, LLC (Pyramis) (effective May 10, 2010)	N	0.36% on the first $350 million, reducing to 0.32% as assets increase
Wells Fargo Short Duration Government	WellsCap (effective May 10, 2010)	L	0.15% on assets up to $1 billion, reducing to 0.12% thereafter

A –	American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.
B –	Columbia WAM is an indirect wholly-owned subsidiary of Ameriprise Financial.
C –	Dimensional Fund Advisors L.P. is controlled and operated by its general partner, Dimensional Holdings, Inc., a Delaware corporation.

D –	Eaton Vance Management is a wholly-owned subsidiary of Eaton Vance Corp.

E –	J.P. Morgan Investment Management Inc. is a wholly-owned subsidiary of JPMorgan Chase & Co.

F –	Jennison Associates LLC’s sole member is Prudential Investments Management, Inc. which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

G –	Marsico Capital Management, LLC (Marsico) is an independent, employee-owned, registered investment adviser. Marsico is an indirect subsidiary of Marsico Holdings, LLC.

H –	Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization).

I –	Morgan Stanley Investment Management, Inc. is a subsidiary of Morgan Stanley & Co.

J –	NFJ Investment Group LLC is a direct subsidiary of Allianz Global Investors Capital (“AGI”), which is a subsidiary of Allianz Global Investors U.S. LLC, the asset management arm of Allianz SE.

K –	Winslow Capital Management, Inc. is a wholly-owned subsidiary of Nuveen Investments Inc.

L –	Wells Capital Management Incorporated is a wholly-owned subsidiary of Wells Fargo Bank, N.A.

M –	Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary of Allianz SE. PIMCO operates as a separate and autonomous subsidiary of Allianz.

N –	Pyramis Global Advisors, LLC is an indirect, wholly-owned subsidiary of FMR LLC (Fidelity Investments).

Statement of Additional Information – May 1, 2012	Page 53

The following table shows the subadvisory fees paid by the investment manager to subadvisers since inception.

Table 9. Subadvisory Fees

Fund	Subadviser	2011		2010(a)
American Century Diversified Bond	American Century	$3,495,296		$1,723,528
American Century Growth	American Century	4,928,452		2,788,378
Columbia Wanger International Equities	Columbia WAM	3,326,402		1,825,203
Columbia Wanger U.S. Equities	Columbia WAM AllianceBernstein L.P.	3,518,012		1,821,250
DFA International Value	DFA	333,545	(b)	N/A
	Former subadviser: AllianceBernstein L.P. (May 10, 2010 to Nov. 15, 2011)	3,552,436	(c)	2,085,918
Eaton Vance Floating-Rate Income	Eaton Vance	2,643,450		$1,312,710
Invesco International Growth	Invesco	4,732,380		2,516,755
J.P. Morgan Core Bond	JPMIM	2,941,571		1,469,981
Jennison Mid Cap Growth	Jennison	2,851,648		1,470,956
Marsico Growth	Marsico Capital	7,491,820		3,885,868
MFS Value	MFS	4,719,351		2,332,870
Mondrian International Small Cap	Mondrian	2,018,614		1,070,371
Morgan Stanley Global Real Estate	MSIM	1,766,409		957,239
NFJ Dividend Value	NFJ	4,477,655		2,204,946
Nuveen Winslow Large Cap Growth	Winslow Capital	4,250,396		416,149	(d)
	Former subadviser: UBS Global Asset Management (May 10, 2010 to Nov. 16, 2010)	N/A		1,414,386	(e)
Partners Small Cap Growth	TCW	736,287		371,277
	TLC	741,786		356,822
	WellsCap	846,563		384,878
PIMCO Mortgage-Backed Securities	PIMCO	2,378,550		1,212,885
Pyramis International Equity	Pyramis	3,643,539		1,940,587
Wells Fargo Short Duration Government	WellsCap	2,359,907		1,239,401

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010, unless otherwise noted.
(b)	For the period from Nov. 16, 2011 to Dec. 31, 2011.
(c)	For the period from Jan. 1, 2011 to Nov. 15, 2011.
(d)	For the period from Nov. 17, 2010 to Dec. 31, 2010.
(e)	For the period from May 10, 2010 to Nov. 16, 2010.

Statement of Additional Information – May 1, 2012	Page 54

Portfolio Managers.    For all funds the following table provides information about the funds’ portfolio managers as of Dec. 31, 2011, unless otherwise noted. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

Table 10. Portfolio Managers

Other Accounts Managed
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets (excluding the fund)	Performance Based Accounts(b)	Potential Conflicts of Interest	Structure of Compensation
American Century Diversified Bond	American Century:
	Robert V. Gahagan	17 RICs 2 PIVs 2 other accounts	$19.3 billion $192.3 million $457.9 million	None	(2)	(B)
	Alejandro H. Aguilar	11 RICs 1 PIV 1 other account	$13.0 billion $12.5 million $431.5 million
	Jeffrey L. Houston	8 RICs 1 PIV 2 other accounts	$8.7 billion $12.5 million $892.8 million
	Brian Howell	16 RICs 2 PIVs 2 other accounts	$17.4 billion $192.3 million $892.8 million
	G. David MacEwen	8 RICs 1 PIV 2 other accounts	$8.0 billion $12.5 million $457.9 million
American Century Growth	American Century:
	Gregory J. Woodhams	9 RICs 2 PIVs 12 other accounts	$10.4 billion $109.6 million $1.6 billion	None	(2)	(B)
	E.A. Prescott LeGard	9 RICs 2 PIVs 12 other accounts	$10.4 billion $109.6 million $1.6 billion
Columbia Wanger International Equities	Columbia WAM:
	Christopher J. Olson	3 RICs 7 other accounts	$1.0 billion $1.5 million	None	(3)	(C)
	Louis Mendes III	2 RICs 6 other accounts	$6.1 billion $252.8 million
Columbia Wanger U.S. Equities	Columbia WAM:
	David L. Frank(c)	3 other accounts	$0.6 million	None	(3)	(C)
	Robert A. Mohn	4 RICs 1 PIV 5 other accounts	$18.9 billion $48.0 million $881.2 million
DFA International Value	DFA:
	Karen Umland	39 RICs 8 PIVs 27 other accounts	$61.1 billion $1.6 billion $8.1 billion	1 other account ($346 M)	(1)	(A)
Jed Fogdall
Joseph Chi
	Henry F. Gray(c)	None	N/A	N/A
Eaton Vance Floating-Rate Income	Eaton Vance:
	Scott H. Page	12 RICs 6 PIVs 2 Other	$18.12 billion $5.91 billion $1.31 billion	1 PIV ($489.5 M)	(4)	(D)
	Craig P. Russ	8 RICs 1 PIV 2 Other	$15.82 billion $3.66 billion $1.31 billion	None
	Andrew Sveen	5 RICs	$3.19 billion	None
Emerging Markets Bond(d)	Nicholas Pifer	7 RICs 14 other accounts	$5.89 billion $801.12 million	None	(8)	(H)
	James Carlen	1 RIC 8 other accounts	$435.21 million $25.93 million

Statement of Additional Information – May 1, 2012	Page 55

Other Accounts Managed
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets (excluding the fund)	Performance Based Accounts(b)	Potential Conflicts of Interest	Structure of Compensation
Invesco International Growth	Invesco:
	Clas G. Olsson	16 RICs 11 PIVs 6,133 other accounts(e)	$9.65 billion $2.50 billion $2.51 billion	None	(5)	(E)
	Shuxin Cao	18 RICs 2 PIVs 6,133 other accounts(e)	$12.69 billion $268.8 million $2.51 billion
	Matthew Dennis	14 RICs 6 PIVs 6,132 other accounts(e)	$9.29 billion $469.6 million $2.29 billion
	Jason Holzer	19 RICs 11 PIVs 6,132 other accounts(e)	$10.81 billion $2.50 billion $2.29 billion
	Mark Jason	14 RICs 6,132 other accounts(e)	$11.40 billion $2.29 billion
J.P. Morgan Core Bond	JPMIM:
	Douglas S. Swanson	10 RICs 7 PIVs 75 other accounts	$35.6 million $8.7 million $15.4 million	4 other accounts ($2.3 M)	(6)	(F)
	Christopher Nauseda	3 RICs 30 other accounts	$26.4 million $2.5 million	1 other account ($0.2 M)
Jennison Mid Cap Growth	Jennison:
	John Mullman	5 RICs 5 PIVs 19 other accounts(f)	$6.76 billion $718.64 million $1.83 billion	1 PIV ($4.79 M(f))	(7)	(G)
Limited Duration Credit	Tom Murphy	3 RICs 7 other accounts	$2.47 billion $175.81 million	None	(8)	(H)
	Tim Doubek	3 RICs 8 other accounts	$2.47 billion $172.16 million
	Royce Wilson(g)	2 other accounts	$0.17 million
Marsico Growth	Marsico:
	Thomas F. Marsico	28 RICs 14 PIVs 102 other accounts(f)	$13.66 billion $1.73 billion $9.49 billion	None	(9)	(I)
	A. Douglas Rao	25 RICs 8 PIVs 86 other accounts(f)	$13.87 billion $1.11 billion $8.63 billion
	Coralie Witter(c)	22 RICs 8 PIVs 86 other accounts(f)	$13.27 billion $1.11 billion $8.63 billion
MFS Value	MFS:
	Nevin P. Chitkara	17 RICs 4 PIVs 35 other accounts	$36.86 billion $2.47 billion $9.86 billion	None	(10)	(J)
Steven R. Gorham
Mondrian International Small Cap	Mondrian:
	Ormala Krishnan	3 RICs 2 PIVs 23 other accounts	$893.0 million $1.88 billion $2.29 billion	None	(11)	(K)
	Frances M. Cuthbert(c)	1 PIV 23 other accounts	$1.87 billion $2.29 billion
	Aidan Nicholson(c)	23 other accounts	$2.29 billion

Statement of Additional Information – May 1, 2012	Page 56

Other Accounts Managed
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets (excluding the fund)	Performance Based Accounts(b)	Potential Conflicts of Interest	Structure of Compensation
Morgan Stanley Global Real Estate	MSIM:
	Theodore R. Bigman	14 RICs 12 PIVs 65 other accounts	$5.09 billion $6.81 billion $6.36 billion	15 other accounts ($766.06 M)	(12)	(L)
	Michiel te Paske	5 RICs 10 PIVs 47 other accounts	$2.34 billion $6.50 billion $3.75 billion	7 other accounts ($138.11 M)
	Sven van Kemenade	5 RICs 10 PIVs 47 other accounts	$2.34 billion $6.50 billion $3.75 billion	7 other accounts ($138.11 M)
	Angeline Ho	5 RICs 10 PIVs 45 other accounts	$2.34 billion $6.50 billion $3.59 billion	7 other accounts ($138.11 M)
NFJ Dividend Value	NFJ:
	Benno J. Fischer	23 RICs 5 PIVs 49 other accounts	$21.99 billion $156.8 million $9.75 billion	None	(13)	(M)
	Paul Magnuson	20 RICs 5 PIVs 44 other accounts	$21.89 billion $156.89 million $9.23 billion
	R. Burns McKinney	15 RICs 2 PIVs 39 other accounts	$13.39 billion $79.47 million $8.64 billion
	Thomas W. Oliver	17 RICs 2 PIVs 42 other accounts	$13.46 billion $79.47 million $8.94 billion
	Baxter Hines	10 RICs 2 PIVs 36 other accounts	$12.37 billion $79.47 million $8.40 billion
	Jeff Reed	12 RICs 1 PIVs 33 other accounts	$10.86 billion $5.44 million $6.53 billion
Nuveen Winslow Large Cap Growth	Winslow Capital:
	Clark J. Winslow	10 RICs 8 PIVs 1,516 other accounts	$17.56 billion $1.15 billion $8.35 billion	5 other accounts ($639 M)	(19)	(S)
Justin H. Kelly
R. Bart Wear
Partners Small Cap Growth	TCW:
	Husam Nazer	6 RICs 5 PIVs 23 other accounts	$1.46 billion $435.4 million $1.17 billion	1 other account ($394.6 M)	(14)	(N)
	R. Brendt Stallings	5 RICs 7 PIVs 27 other accounts	$371.7 million $346.7 million $1.83 billion	2 PIVs ($48.4 M); 1 other account ($394.6 M)
TLC:
	Stephan M. Goddard	1 RIC 107 other accounts	$80.0 million $496.0 million	2 other accounts ($3.5 M)	(15)	(O)
	Jonathan T. Moody	2 RICs 1140 other accounts	$300.0 million $754.0 million	None
	J. Wade Stinnette, Jr.	492 other accounts	$173.0 million	None
	J. Brian Campbell	1,005 other accounts	$495 million	None
	Mark E. DeVaul	23 other accounts	$16.0 million	None
WellsCap:
	Joseph M. Eberhardy	9 RICs 3 PIVs 46 other accounts	$10.63 billion $318.3 million $1.23 billion	1 other account ($219 M)	(16)	(P)
Thomas C. Ognar
Bruce C. Olson

Statement of Additional Information – May 1, 2012	Page 57

		Other Accounts Managed
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets (excluding the fund)	Performance Based Accounts(b)	Potential Conflicts of Interest	Structure of Compensation
PIMCO Mortgage- Backed Securities	PIMCO:
	Scott Simon	5 RICs 2 PIVs 32 other accounts	$14.11 billion $5.45 billion $19.56 billion	10 other accounts ($3.49 M)	(17)	(Q)
Pyramis International Equity	Pyramis:
	Cesar Hernandez	3 RICs 4 PIVs 82 other accounts	$650.0 million $4.18 billion $22.26 billion	1 PIV ($3.28 B); 14 other accounts ($3.63 B)	(18)	(R)
Wells Fargo Short Duration Government	WellsCap:
	Thomas O’Connor	9 RICs 2 PIVs 33 other accounts	$10.09 billion $0.91 billion $10.05 billion	1 other account ($534 M)	(16)	(P)
	Troy Ludgood

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio managers began managing the fund after its fiscal year end; reporting information is provided as of Dec. 31, 2011.
(d)	The fund is new as of April 30, 2012; reporting information provided as of Dec. 31, 2011.
(e)	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
(f)	Other accounts include the assets and number of accounts in wrap fee programs that are managed using model portfolios.
(g)	The portfolio manager began managing the fund effective May 1, 2012; reporting information is provided as of March 31, 2012.

Statement of Additional Information – May 1, 2012	Page 58

Potential Conflicts of Interest

(1)	DFA: Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to a mutual fund, such as the Variable Portfolio – DFA International Value Fund (“Fund”), and other accounts. Other accounts include registered mutual funds (including proprietary mutual funds advised by DFA or its affiliates), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of the Fund and other Accounts may result in a portfolio manager devoting unequal time and attention to the management of the fund and/or Accounts. DFA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager within an investment discipline are managed using the same investment models.

•

Investment Opportunities. It is possible that at times identical securities will be held by the Fund and one or more Accounts. However, positions in the same security may vary and the length of time that the Fund may hold investments in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Fund and one or more Accounts, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Accounts. To address these situations, DFA has adopted procedures for allocating portfolio transactions across multiple Accounts.

•

Broker Selection. With respect to securities transactions for the Fund, DFA determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for the Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the Account.

•

Performance-Based Fees. For some Accounts, DFA may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for DFA with regard to Accounts where DFA is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where DFA might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

DFA has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(2)	American Century: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some

Statement of Additional Information – May 1, 2012	Page 59

cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(3)	Columbia WAM: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor (Columbia Wanger Asset Management) and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of

Statement of Additional Information – May 1, 2012	Page 60

many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(4)	Eaton Vance: It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio managers will endeavor to exercise their discretion in a manner that they believe is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

(5)	Invesco: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

Invesco determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•

Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco and the funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(6)	JPMIM: The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

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Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s and its affiliates’ overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures that seek to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

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Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

(7)	Jennison: In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.

Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

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(8)	Columbia Management: Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager’s Code of Ethics and certain limited exceptions, the investment manager’s investment professionals do not have the opportunity to invest in client accounts, other than the funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

A fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(9)

Marsico Capital: A portfolio manager may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to

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effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different client-specific objectives or restrictions or for other reasons such as different cash flows. Accordingly, the performance of each account managed by a portfolio manager will vary.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that seek to minimize potential conflicts of interest that may arise because Marsico advises multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico, including Marsico’s Code of Ethics.

(10)	MFS: MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

(11)	Mondrian: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian’s own interests or those of its employees and directors:

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Allocation of aggregated trades

Mondrian may from time to time aggregate trades for a number of its clients.

Mondrian’s policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

Allocation of investment opportunities

Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

Allocation of IPO opportunities

Initial Public Offerings (“IPO’s”) present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

Dealing in investments as principal in connections with the provision of seed capital

A conflict of interest exists when a portfolio management firm manages its own money alongside client money. Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

Directorships and external arrangements

Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment /directorships) ahead of the interests of Mondrian clients.

Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual’s responsibilities to Mondrian clients.

Dual agency

Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

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Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

Employee personal account dealing

There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

Mondrian’s rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

Gifts and entertainment (received)

In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of £100 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

Gifts and entertainment (given)

In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of £200 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

Performance fees

Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

The potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

Soft dollar arrangements

Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met. As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client’s portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

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(12)	MSIM: Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Subadviser may receive fees from certain accounts that are higher than the fee it receives from the fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the fund. In addition, a conflict of interest could exist to the extent the Subadviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Subadviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Subadviser manages accounts that engage in short sales of securities of the type in which the fund invests, the Subadviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Subadviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

(13)	NFJ: Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which NFJ believes are faced by investment professionals at most major financial firms. NFJ has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the NFJ’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security. There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

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A fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund and NFJ’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

A fund’s portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the funds and other accounts. In addition, a fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Front-running could also exist if a portfolio manager transacted in his own account prior to placing an order for a fund or other clients. NFJ’s investment personnel, including each fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a code of ethics adopted by NFJ, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds.

(14)	TCW: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing arrangement than the portfolio manager’s fee sharing percentage with respect to the fund. TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the fund.

(15)	TLC: As an investment advisor, London Company understands that certain conflicts of interest may arise when managing multiple accounts. TLC has adopted policies and procedures intended to minimize the effects of any conflicts. Though the Portfolio Managers have a general model they follow based on common account objectives, each account is managed individually. Every effort is made to block trades and allocate executed trades on a pro-rata basis. However, due to the firm’s desire to manage accounts on a case by case basis, there are times when a security may be bought in one account and not other accounts. Portfolio managers look at each account on an individual basis and when a trade order is given, the manager cannot always control that an order for that security may have been given in the recent past or will be given in the immediate future for that same security in another account. As a result, while every effort will be made to maintain fair and equitable allocation, the portfolio manager may supply trade directives for the same security over the course of several days as he adjusts account positions for each account.

(16)	WellsCap: Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

(17)	PIMCO: PIMCO anticipates that the needs of the Trust for services may create certain issues, including the following, although this would not necessarily be different from PIMCO’s other accounts.

We also understand that from time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the fund, track the same index the fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the fund. The other accounts might also have different investment objectives or strategies than the fund.

Knowledge and Timing of Portfolio Trades: A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of the fund. Because of their positions with the fund, a portfolio manager knows the size, timing

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and possible market impact of the fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the fund.

Investment Opportunities: A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees: A portfolio manager may advise certain accounts with respect to the advisory fee which is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for a portfolio manager in that such portfolio manager may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to the fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the fund and such other accounts on a fair and equitable basis over time.

(18)	Pyramis: A portfolio managers’ compensation plan (described below) may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio managers’ base pay tends to increase with additional and more complex responsibilities that include increased assets under management, and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio managers must allocate their time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolios. Securities selected for funds or accounts other than the Portfolios may outperform the securities selected for the Portfolios. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

(19)	Winslow Capital: A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

•	The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager; and

•

An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, Winslow Capital has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, Winslow Capital has adopted a Code of Ethics that recognizes the manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to

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restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance, however because Winslow Capital offers only one investment product: Large Cap Growth, and all accounts are managed essentially identically, Winslow Capital does not believe any material conflicts of interest exist between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers, nor in allocation of investment opportunities.

Structure of Compensation

(A)	DFA: Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of DFA and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the mutual funds or other accounts that the portfolio managers manage. DFA reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. DFA considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of DFA as determined from time to time by the Board of Directors of DFA or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in DFA’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

(B)	American Century: American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2010, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. In 2008, American Century began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — American Century Growth Fund. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

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Performance of Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — American Century Growth Fund is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, quantitative, international and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(C)	Columbia WAM: For services performed for the 2010 calendar year and incentives paid in early 2011, Messrs. Mendes, Olson, Mohn and Frank, analysts and other key employees of the Adviser received all of their compensation in the form of salary and incentive compensation provided in whole by Ameriprise Financial. Typically, a high proportion of an analyst’s or portfolio manager’s incentive compensation is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Ameriprise Financial restricted stock and/or options. Both plans vest over three years from the date of issuance. Also, as part of the overall incentive for 2010, the portfolio managers, analysts and other key employees of the Adviser received additional compensation — a substantial portion of which was paid in shares of funds managed by the Adviser — based on performance and continued employment through December 15, 2010. These shares vest immediately but are restricted for three to five years.

Portfolio managers and key analysts are positioned in compensation tiers based on cumulative performance of the portfolios/stocks that they manage. Portfolio manager performance is measured versus primary portfolio benchmarks. Analyst performance is measured versus a custom benchmark for each analyst. One- and three-year performance periods primarily drive incentive levels. Incentive compensation varies by tier and can range from between a fraction of base pay to a multiple of base pay, the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. Incentives are adjusted up or down up to 15% based on qualitative performance factors, which include investment performance impacts not included in benchmarks such as industry (or country) weighting recommendations, plus adherence to compliance standards, business building, and citizenship. Less seasoned analysts’ incentives are also based on performance versus benchmarks, though they are less formulaic in order to emphasize investment process instead of initial investment results. The qualitative factors discussed above are also considered. These analysts participate in an incentive pool which is based on a formula primarily driven by firm-wide investment performance.

In addition, the incentive amounts available for the entire pool for 2011 and 2012 will be adjusted up or down based upon the increase/decrease in the Adviser’s revenues versus an agreed upon base revenue amount. Investment performance, however, impacts incentives far more than revenues. The Adviser determines incentive compensation, subject to review by Ameriprise Financial.

(D)	Eaton Vance: Compensation paid by Eaton Vance to its portfolio managers has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase non-voting common stock of Eaton Vance Management’s corporate parent, Eaton Vance Corp., and/or restricted shares of Eaton Vance Corp.’s non-voting common stock. Eaton Vance management investment professionals also receive certain retirement, insurance, and other benefits that are broadly available to all Eaton Vance employees.

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Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Equity awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

Eaton Vance Management compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the appropriate peer groups or benchmark. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance’s management not to provide a fair comparison, performance instead may be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. Performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income) consideration is given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance. The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting those responsibilities.

Eaton Vance Management seeks to compensate portfolio managers in a manner commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance Management participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus, and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Eaton Vance Management and its parent company. Eaton Vance Management’s overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus operating adjusted income. While the salaries of Eaton Vance Management portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

(E)	Invesco: Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for Invesco’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Subadviser	Performance time period(1)
Invesco(2)	One-, Three- and Five-year performance against Fund peer group.

(1)	Rolling time periods based on calendar year-end.

(2)	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

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High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

(F)	JPMIM: J.P. Morgan Investment Management Inc.’s (JP Morgan) portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by JP Morgan or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

(G)	Jennison: Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors reviewed for the portfolio manager are listed below in order of importance.

The following primary quantitative factor is reviewed for the portfolio manager:

•

One and three year pre-tax investment performance of groupings of accounts relative to market conditions, pre-determined passive indices, such as the Russell Midcap® Growth Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

The qualitative factors reviewed for the portfolio manager may include:

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

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•	Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

(H)	Columbia Management: As of the funds’ most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

(I)	Marsico Capital: The compensation package for portfolio managers of Marsico is structured as a combination of base salary (reevaluated at least annually), and periodic cash bonuses. Base salaries may be adjusted upward or downward depending on Marsico’s profitability. Bonuses are typically based on two other primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution. Exceptional individual efforts are typically rewarded through salary readjustments and through larger bonuses. No other special employee incentive arrangements are currently in place or being planned.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. In addition to salary and bonus, Marsico’s portfolio managers may participate in other benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Marsico’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company. Equity interests are subject to the financial risks of Marsico’s business generally.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (e.g., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolios risks, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment management team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, the ability and willingness to support and train other analysts, and other considerations.

(J)	MFS: Portfolio manager compensation is reviewed annually. As of Dec. 31, 2011, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

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The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2011, the following benchmark was used to measure performance for the Fund:

Portfolio Manager Benchmarks

•	Russell 1000 Value Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

(K)	Mondrian: Mondrian has the following programs in place to retain key investment staff:

1.	Competitive Salary — All investment professionals are remunerated with a competitive base salary.

2.	Profit Sharing Bonus Pool — All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

3.	Equity Ownership — Mondrian is ultimately controlled by a partnership of senior management and Hellman & Friedman, an independent private equity firm. Mondrian is currently 67% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan

All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

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(L)	MSIM: Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus.

•

Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•

Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates. For 2009 awards, this provision was further strengthened to allow Morgan Stanley to clawback compensation in certain situations such as a material restatement of Morgan Stanley’s financial statement or losses on certain trading positions, investments or holdings.

•

Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, which may include funds advised by the Investment Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. These factors include but are not limited to performance (team, product, Morgan Stanley Investment Management and individual), revenues generated by the fund/accounts managed by the portfolio manager, assets managed by the portfolio manager, market compensation survey research by independent third parties and other qualitative factors, such as contributions to client objectives.

(M)	NFJ: Our compensation plan is designed specifically to be aligned with the interests of our clients. We aim to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, we offer both short- and long-term incentive plans.

Compensation and Investment Performance

The short-term incentive pools for the NFJ investment team are annual discretionary bonuses directly related to the revenue of the investment business and the performance of the investment strategies relative to their individual benchmarks over a five-year period. The percentage allocated to the investment team increases based on the number of strategies outperforming. The pool is then subjectively allocated to team members based on individual contributions. This revenue sharing arrangement directly aligns compensation with investment performance.

Long-Term Incentive Plan

A Long-Term Incentive plan provides rewards to certain key staff and executives of Allianz Global Investors’ companies to promote long-term growth and profitability. The plan is based on the operating earnings growth of Allianz Global Investors in the U.S. and globally. The plan has a three-year vesting schedule and is paid in cash upon vesting.

Overall, we believe that competitive compensation is essential to retaining top industry talent. With that in mind, we continually reevaluate our compensation policies against industry benchmarks. Our goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms including McLagan Partners.

Statement of Additional Information – May 1, 2012	Page 77

(N)	TCW: The overall objective of the compensation program for portfolio managers is for the Advisor to attract what it considers competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the Advisor and its affiliates within The TCW Group (collectively, “TCW”). Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in the Advisor’s immediate parent, The TCW Group, Inc. and/or ultimate parent, Société Générale (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Profit Sharing. Profit sharing is linked quantitatively to a fixed percentage of income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is paid quarterly. Profit sharing may be determined on a gross basis, without the deduction of expenses; in other cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. The profit sharing percentage used to compensate a portfolio manager for management of the fund is generally the same as that used to compensate them for all other client accounts they manage in the same strategy for TCW, with limited exceptions involving grandfathered accounts (accounts that become clients of TCW before or after a specified date or former clients of a manager that joined TCW from another firm), firm capital of TCW or accounts sourced through a distinct distribution channel. Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products. In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategy offered in the fund, including alternative investment products (as described below); the portfolio manger would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated with a group, other members of which manage, such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and TCW, although in some cases they may be discretionary based on supervisor allocation.

In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the fund.

Certain accounts of TCW (but not the fund) have a performance (or incentive) fee in addition to or in lieu of an asset-based fee. For these accounts, the profit sharing pool from which the portfolio managers’ profit sharing compensation is paid will include the performance fees. For investment strategies investing in marketable securities such as those employed in the fund, the performance fee normally consists of an increased asset-based fee, the increased percentage of which is tied to the performance of the account relative to a benchmark (usually the benchmark associated with the strategy). In these marketable securities strategies, the profit sharing percentage applied relative to performance fees is generally the same as it is for the asset-based fees chargeable to the fund. In the case of alternative investment strategies, performance fees are based on the account achieving net gains over a specified rate of return to the account or to a class of securities in the account. Profit sharing for alternative investment strategies may also include structuring or transaction fees. “Alternative investment strategies” include (a) mezzanine or other forms of privately placed financing, distressed investing, private equity, project finance, real estate investments, leveraged strategies (including short sales) and other similar strategies not employed by the fund or (b) strategies employed by the funds that are offered in structured vehicles, such as collateralized loan obligations or collateralized debt obligations or in private funds (sometimes referred to as hedge funds). In the case of certain alternative investment products in which a portfolio manager may be entitled to profit sharing compensation, the profit sharing percentage for performance fees may be lower or higher than the percentage applicable to the asset-based fees.

Discretionary Bonus/Guaranteed Minimums. In general, portfolio managers do not receive discretionary bonuses. However, in some cases bonuses may be paid on a discretionary bonus out of a departmental profit sharing pool, as determined by the supervisor(s) in the department. In other cases, where portfolio managers do not receive profit sharing or where the company has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by TCW. Also, pursuant to contractual arrangements, some

Statement of Additional Information – May 1, 2012	Page 78

portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

Equity Incentives. Many portfolio managers participate in equity incentives based on overall firm performance of TCW and its affiliates, through stock ownership or participation in stock option or stock appreciation plans of TCW and/or Société Générale. The TCW 2005 Stock Option Plans provides eligible portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW’s annual financial performance as a whole. Participation is generally determined in the discretion of TCW, taking into account factors relevant to the portfolio manager’s contribution to the success of TCW. Portfolio managers participating in the TCW 2005 Stock Option Plan also generally participate in Société Générale’s Stock Option Plan which grants options on its common stock, the value of which may be realized after certain vesting requirements are met. The TCW 2005 Stock Option Plan has been closed for new issuances and TCW is in the process of establishing a new equity-based plan in which portfolio managers will have an opportunity to participate. In connection with TCW’s acquisition of Metropolitan West Asset Management LLC (the “MW Acquisition”) in 2010, a Retention Award Plan was established pursuant to which certain portfolio managers in the fixed income area will be entitled to awards in the form of cash and/or TCW stock, either on a contractually-determined basis or on a discretionary basis. Also, in connection with the MW acquisition, certain portfolio managers will receive TCW stock as part of a contingent deferred purchase price. Some portfolio managers are direct stockholders of Société Générale, as well.

Other Plans and Compensation Vehicles. Portfolio managers may also participate in a deferred compensation plan that is generally available to a wide-range of officers of TCW, the purpose of which is to allow the participant to defer portions of income to a later date while accruing earnings on a tax-deferred basis based on performance of TCW-managed products selected by the participant. Portfolio managers may also elect to participate in TCW’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

(O)	TLC: Portfolio Manager compensation is comprised of a base salary and an annual cash bonus. The annual cash bonus is determined by the individual and firm performance.

(P)	WellsCap: The compensation structure for Wells Capital Management’s portfolio managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. Research analysts are evaluated on the overall team’s relative investment performance as well as the performance and quality of their individual research.

(Q)	PIMCO: PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.

PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

Statement of Additional Information – May 1, 2012	Page 79

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.

(R)

Pyramis: Cesar Hernandez is the portfolio manager of the Pyramis® International Equity Fund and receives compensation for his services. As of December 31, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at Pyramis, FMR (Pyramis’ ultimate parent company) or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable and (ii) the investment performance of other Pyramis equity accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to and leadership within the Pyramis investment platform. The portion of the portfolio manager’s bonus that is linked to the investment performance of the strategy is based on the pre-tax investment performance of the strategy measured against the MSCI EAFE Index (net tax). The portfolio manager also is compensated under equity-based compensation

Statement of Additional Information – May 1, 2012	Page 80

plans linked to increases or decreases in the net asset value of the stock of Pyramis Global Advisors Holdings Corp, the direct parent company of Pyramis. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of Pyramis and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

(S)	Winslow Capital: In an effort to retain key personnel, Winslow Capital has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms. The compensation plan is determined by the Winslow Capital Operating Committee and is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the product. Effective December 26, 2008, upon the acquisition of Winslow Capital by Nuveen Investments, Inc., the portfolio managers have long-term employment agreements with multi-year non-competition/non-solicitation clauses.

The Operating Committee establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional and administrative personnel. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management. In addition, an incentive bonus is paid annually to the employees based upon each individual’s performance, client results and the profitability of the firm.

ADMINISTRATIVE SERVICES

Each fund has an Administrative Services Agreement with Columbia Management. Under this agreement, Columbia Management provides, or compensates others to provide, the funds with certain services, including administrative, accounting, treasury and other services. The fees are calculated as follows:

Table 11. Administrative Services Agreement Fee Schedule

	Asset Levels and Breakpoints in Applicable Fees
Fund	$0 – $500,000,000	$500,000,001 – 1,000,000,000	$1,000,000,001 – 3,000,000,000	$3,000,000,001 – 12,000,000,000	$12,000,000,001 +
Columbia Management International Equities	0.080%	0.075%	0.070%	0.060%	0.050%
DFA International Value
Invesco International Growth
Mondrian International Small Cap
Morgan Stanley Global Real Estate
Partners Small Cap Growth
Pyramis International Equity
Columbia Wanger U.S. Equities

Statement of Additional Information – May 1, 2012	Page 81

	Asset Levels and Breakpoints in Applicable Fees
Fund	$0 – $500,000,000	$500,000,001 – 1,000,000,000	$1,000,000,001 – 3,000,000,000	$3,000,000,001 – 12,000,000,000	$12,000,000,001 +
American Century Diversified Bond	0.070%	0.065%	0.060%	0.050%	0.040%
Eaton Vance Floating-Rate Income
Emerging Markets Bond
J.P. Morgan Core Bond
Limited Duration Credit
PIMCO Mortgage-Backed Securities
Wells Fargo Short Duration Government
American Century Growth	0.060%	0.055%	0.050%	0.040%	0.030%
Jennison Mid Cap Growth
Marsico Growth
MFS Value
NFJ Dividend Value
Nuveen Winslow Large Cap Growth

Prior to Jan. 1, 2011, the Funds’ Administrative Services Agreement was with Ameriprise Financial. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid since inception are shown in the table below. The table also shows the fee rate applied to each fund’s net assets as of the most recent fiscal period.

Table 12. Administrative Fees

		Administrative services fees paid in:	Effective Fee Rate
Fund	2011	2010(a)
American Century Diversified Bond	$1,381,128	$689,809	0.060%
American Century Growth	922,297	526,427	0.050
Columbia Wanger International Equities	411,378	223,194	0.080
Columbia Wanger U.S. Equities	528,745	272,631	0.080
DFA International Value	984,027	530,913	0.080
Eaton Vance Floating-Rate Income	595,804	298,661	0.070
Emerging Markets Bond(b)	N/A	N/A	N/A
Invesco International Growth	1,291,209	682,500	0.070
J.P. Morgan Core Bond	1,247,473	632,435	0.060
Jennison Mid Cap Growth	516,889	265,552	0.060
Limited Duration Credit	1,614,379	794,155	0.060
Marsico Growth	904,776	476,901	0.050
MFS Value	898,364	447,314	0.060
Mondrian International Small Cap	247,712	131,221	0.080
Morgan Stanley Global Real Estate	312,324	165,678	0.080
NFJ Dividend Value	901,286	451,275	0.060
Nuveen Winslow Large Cap Growth	878,184	369,236	0.060
Partners Small Cap Growth	398,379	189,415	0.080
PIMCO Mortgage-Backed Securities	786,052	407,796	0.070
Pyramis International Equity	823,537	437,802	0.080
Wells Fargo Short Duration Government	1,101,467	570,017	0.060

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.
(b)	The fund was new as of April 30, 2012 and therefore has no reporting information.

Statement of Additional Information – May 1, 2012	Page 82

TRANSFER AGENCY SERVICES

Each fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the “transfer agent”) located at 225 Franklin Street, Boston, MA 02110. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund’s shares. Under the agreement, the transfer agent will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the “distributor”) 225 Franklin Street, Boston, MA 02110, an indirect, wholly-owned subsidiary of Columbia Management, is the funds’ principal underwriter and distributor. Each fund’s shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, each fund approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with the distributor. The Plan is a reimbursement plan whereby the fund pays the distributor a fee up to actual expenses incurred at an annual rate of up to 0.25% of the fund’s average daily net assets for Class 2 shares. These fees are not applicable to Class 1 shares.

The distribution and/or shareholder service fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table:

Table 13. 12b-1 Fees

Fund	Fees paid during last fiscal year
American Century Diversified Bond	$3,676
American Century Growth	979
Columbia Wanger International Equities	7,101
Columbia Wanger U.S. Equities	4,618
DFA International Value	2,871
Eaton Vance Floating-Rate Income	14,646
Emerging Markets Bond(a)	N/A
Invesco International Growth	2,936
J.P. Morgan Core Bond	4,402
Jennison Mid Cap Growth	1,625
Limited Duration Credit	7,006
Marsico Growth	3,402
MFS Value	2,421
Mondrian International Small Cap	16
Morgan Stanley Global Real Estate	5,338
NFJ Dividend Value	1,769
Nuveen Winslow Large Cap Growth	635

Statement of Additional Information – May 1, 2012	Page 83

Fund	Fees paid during last fiscal year
Partners Small Cap Growth	$966
PIMCO Mortgage-Backed Securities	2,259
Pyramis International Equity	882
Wells Fargo Short Duration Government	1,737

(a)	The fund was new as of April 30, 2012 and therefore has no reporting information.

CUSTODIAN SERVICES

The fund’s securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund’s custodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Trustee, to provide office space for use by the funds and their Board, and to provide any other services to the Board or the Independent Trustees, as may be reasonably requested.

Organizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by Accounts of participating affiliated and unaffiliated insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor. The shares of a fund represent an interest in that fund’s assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus or your Plan documents. All shares have voting rights over the fund’s management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

Statement of Additional Information – May 1, 2012	Page 84

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Table 14. Fund History Table

Fund	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified*

Columbia Funds Variable Series Trust II(1)	9/11/07		Business Trust	MA	12/31
Columbia Variable Portfolio – Emerging Markets Bond Fund		4/30/12				No
Columbia Variable Portfolio – Limited Duration Credit Fund(2)		5/7/10				Yes
Variable Portfolio – American Century Diversified Bond Fund		5/7/10				Yes
Variable Portfolio – American Century Growth Fund		5/7/10				Yes
Variable Portfolio – Columbia Wanger International Equities Fund		5/7/10				Yes
Variable Portfolio – Columbia Wanger U.S. Equities Fund		5/7/10				Yes
Variable Portfolio – DFA International Value Fund		5/7/10				Yes
Variable Portfolio – Eaton Vance Floating-Rate Income Fund		5/7/10				Yes
Variable Portfolio – Invesco International Growth Fund		5/7/10				Yes
Variable Portfolio – J.P. Morgan Core Bond Fund		5/7/10				Yes
Variable Portfolio – Jennison Mid Cap Growth Fund		5/7/10				Yes
Variable Portfolio – Marsico Growth Fund		5/7/10				Yes
Variable Portfolio – MFS Value Fund		5/7/10				Yes
`
Variable Portfolio – Mondrian International Small Cap Fund		5/7/10				Yes
Variable Portfolio – Morgan Stanley Global Real Estate Fund		5/7/10				No
Variable Portfolio – NFJ Dividend Value Fund		5/7/10				Yes
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund		5/7/10				Yes
Variable Portfolio – Partners Small Cap Growth Fund		5/7/10				Yes
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund		5/7/10				Yes
Variable Portfolio – Pyramis International Equity Fund		5/7/10				Yes
Variable Portfolio – Wells Fargo Short Duration Government Fund		5/7/10				Yes

*	If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.
(1)	Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations. RiverSource Variable Series Trust changed its name to Columbia Funds Variable Series Trust II effective April 25, 2011.
(2)	Effective May 2, 2011, RiverSource Variable Portfolio – Limited Duration Bond Fund changed its name to Columbia Variable Portfolio – Limited Duration Credit Fund.

Statement of Additional Information – May 1, 2012	Page 85

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members, prior to the Transaction, of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve Trustees to sixteen for all mutual funds overseen by the Board.

Table 15. Board Members

Independent Board Members

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	156	None	Audit, Board Governance, Compliance, Investment Review
Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	149	Former Trustee, BofA Funds Series Trust (11 funds)	Audit, Executive, Compliance, Investment Review
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	156	None	Audit, Investment Review

Statement of Additional Information – May 1, 2012	Page 86

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	149	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)	Audit, Board Governance, Executive, Investment Review
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 61	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	156	None	Contracts, Compliance Investment Review
William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	149	Trustee, BofA Funds Series Trust (11 funds)	Audit, Executive, Compliance, Investment Review
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance) from September 2003-May 2011	149	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)	Contracts, Board Governance, Investment Review

Statement of Additional Information – May 1, 2012	Page 87

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics Emeritus, Carleton College	156	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review
John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 12/06 for Legacy Seligman Funds, since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	156	None	Audit, Board Governance, Investment Review
John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing –Mellon affiliate) 1982-2007	149	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)	Contracts, Investment Review
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	156	None	Board Governance, Contracts, Executive, Investment Review
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	156	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Compliance, Investment Review
Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President – Micco LLC (private investments)	149	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina	Contracts, Board Governance, Investment Review

Statement of Additional Information – May 1, 2012	Page 88

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., 2003 -2010 (biotechnology); former President, Aquila Biopharmaceuticals	156	Director, Healthways, Inc. (health management programs); Director, ICI Mutual Insurance Company, RRG; Director, Abt Associates (government contractor)	Contracts, Executive, Investment Review

Interested Board Member Not Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 65	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	149	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)	Compliance, Investment Review

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

Statement of Additional Information – May 1, 2012	Page 89

Interested Board Member Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board and President, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 and February 2012, respectively (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President –U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President –Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010).	156	Trustee, Columbia Funds Series Trust I and Columbia Funds Variable Insurance Trust	None
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

Statement of Additional Information – May 1, 2012	Page 90

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Table 16. Fund Officers

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; Treasurer, Columbia Funds, October 2003 – May 2008
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President –Asset Management and Trust Company Services, 2006 – 2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 42	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 – April 2010; senior officer of Columbia Funds and affiliated funds since 2002
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005 – April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007 – April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002 – September 2007
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Age 39	Chief Compliance Officer since 3/12	Vice President – Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005 – 2010
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 54	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004 – April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007 – April 2010

Statement of Additional Information – May 1, 2012	Page 91

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 42	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004 – January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007 – April 2011 and of the Nations Funds, May 2010 – March 2011
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Vice President since 4/11 and Assistant Treasurer since 1999 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 – May 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 43	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006 – April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel, November 2008 – January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman), July 2008 – November 2008 and Managing Director and Associate General Counsel of Seligman, January 2005 – July 2008
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 44	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America, June 2005 – April 2010

Responsibilities of Board with respect to fund management

The Board oversees management of the trusts and the funds (collectively, the “funds”). The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer (“CCO”), counsel to the Independent Trustees (as described below), and representatives of the funds’ service providers and overseeing Board Services.

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The investment manager is responsible for day-to-day management and administration of the funds and management of the risks that arise from the funds’ investments and operations. The Board’s oversight of the investment manager and other service providers in the operation of the funds includes oversight with respect to various risk management functions. The funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the investment manager, the subadvisers and other service providers (depending on the nature of the risk) who carry out the funds’ investment management and business affairs. Each of the investment manager, the subadvisers and other service providers has its own, independent interest in risk management, and its policies and methods of carrying out risk management functions will depend, in part, on its analysis of the risks, functions and business models.

Risk oversight forms part of the Board’s general oversight of the funds and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of the

Statement of Additional Information – May 1, 2012	Page 92

trusts, the Board, directly or through a committee, interacts with and reviews reports from, among others, the investment manager, subadvisers, the independent registered public accounting firm for the funds, and internal auditors for the investment manager or its affiliates, as appropriate, regarding risks faced by the funds and relevant risk functions. The Board also meets periodically with the funds’ CCO, to receive reports regarding the compliance of the funds and their principal service providers with the federal securities laws and their internal compliance policies and procedures. The Board, with the assistance of the Investment Review Committee, reviews investment policies in connection with its review of the funds’ performance, and meets periodically with the portfolio managers of the funds to receive reports regarding the management of the funds, including various investment risks. As part of the Board’s periodic review of the funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. In addition, the Board oversees processes that are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Trustees (for these purposes, persons who are not affiliated persons of the investment manager or Ameriprise Financial). The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Trustees and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402- 3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustees, as encapsulated in their bios included in Table 15.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

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PROFESSIONAL BACKGROUND
Name	Geographic	For Profit; CIO/CFO; CEO/COO	Non-Profit; Government; CEO	Investment	Legal; Regulatory	Political	Academic	Audit Committee; Financial Expert
Blatz	MN		X		X	X
Boudreau	MA	X		X				X
Carlton	NY			X	X			X
Carmichael	IL	X		X	X			X
Flynn	MA						X
Hawkins	CA	X		X				X
Hilliard	CA	X
Lewis	MN		X				X
Maher	CT	X		X				X
Nagorniak	MA	X		X
Paglia	NY	X		X				X
Richie	MI	X			X
Santomero	PA		X	X	X		X	X
Shaw	SC	X		X
Taunton-Rigby	MA	X		X				X

With respect to the trusteeship of Mr. Truscott on the Board, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider. With respect to the trusteeship of Dr. Santomero on the Board, the committee and the Board have concluded that, despite his lack of technical independence of the funds under the 1940 Act (arising from his board service to Citigroup, Inc. and Citigroup, N.A.), he could serve with “substantive independence” primarily since he has no financial interest or relationship with the investment manager or Ameriprise Financial. The committee and the Board also took into account Dr. Santomero’s broad array of experiences from management consulting to academia to public service, which can complement well the mix of experiences represented by the other Board members.

Compliance Committee — Supports the Funds’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters. The committee held 6 meetings during the last fiscal year.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.

Executive Committee — Acts, as needed, for the Board between meetings of the Board. The committee did not hold any meetings during the last fiscal year.

Investment Review Committee — Reviews and oversees the management of the Funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 6 meetings during the last fiscal year.

Audit Committee — Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures. The committee held 7 meetings during the last fiscal year.

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BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2011 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

Table 17. Board Member Holdings — All Funds

Based on net asset values as of Dec. 31, 2011:

Board Member	Aggregate dollar range of equity securities of all funds overseen by Board Member
Kathleen Blatz	Over $100,000
Edward Boudreau	Over $100,000	*
Pamela G. Carlton	Over $100,000	*
William Carmichael	Over $100,000	*
Patricia M. Flynn	Over $100,000	*
William Hawkins	Over $100,000	*
R. Glenn Hilliard	Over $100,000	*
Stephen R. Lewis, Jr.	Over $100,000	*
John F. Maher	Over $100,000	*
John Nagorniak	Over $100,000
Catherine James Paglia	Over $100,000	*
Leroy C. Richie	Over $100,000
Anthony Santomero	Over $100,000
Minor Shaw	Over $100,000	*
Alison Taunton-Rigby	Over $100,000	*
William F. Truscott	Over $100,000

*	Includes deferred compensation invested in share equivalents.

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the Fund Family in the fiscal year ended Dec. 31, 2011.

Table 18. Board Member Compensation — All Funds

Board member(a)	Total Cash Compensation from Funds Family Paid to Board member
Kathleen Blatz	$246,750
Edward Boudreau	$256,522	(b)
Pamela Carlton	$213,833	(b)
William Carmichael	$287,401
Patricia Flynn	$220,833	(b)
William Hawkins	$256,522	(b)
R. Glenn Hilliard	$239,184
Anne P. Jones(c)	$ 43,750
Stephen Lewis, Jr.	$430,000	(c)
John F. Maher	$200,833	(b)
John Nagorniak	$225,832	(b)
Catherine James Paglia	$223,833	(b)

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Board member(a)	Total Cash Compensation from Funds Family Paid to Board member
Leroy C. Richie	$223,833
Anthony Santomero	$230,832
Minor Shaw	$237,684	(b)
Alison Taunton-Rigby	$251,583	(b)

(a)	Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.

(b)	Mr. Boudreau, Ms. Carlton, Ms. Flynn, Mr. Hawkins, Mr. Lewis, Mr. Maher, Mr. Nagorniak, Ms. Paglia, Ms. Shaw and Ms. Tauton-Rigby elected to defer a portion of the total cash compensation payable during the period in the amount of $26,229, $70,875, $115,417, $74,680, $85,275, $200,833, $65,842, $111,917, $57,478 and $150,750, respectively. Amount deferred by fund is set forth in Table 19. Additional information regarding the deferred compensation plan is described below.

(c)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

The Independent Trustees determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Trustees take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the Independent Trustees, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective June 1, 2011, Independent Trustees will be paid an annual retainer of $165,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $20,000 and subcommittee Chairs each receive an additional annual retainer of $5,000. In addition, Independent Trustees are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or subcommittee meetings (if such meetings are not held on the same day as a Board meeting). Independent Trustees are not paid for special telephonic meetings. In 2011, the Board’s Chair received total annual cash compensation of $430,000.

The Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more fund in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Compensation from each fund. The following table shows the compensation paid to the independent Board members from each fund during the fiscal year ended Dec.  31, 2011.

Table 19. Board Member Compensation — Individual Funds

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau	Carlton	Carmichael	Flynn	Hawkins	Hilliard	Jones(a)	Lewis	Maher	Nagorniak	Paglia	Richie	Santomero	Shaw	Taugnton Rigby
American Century Diversified Bond — total	3587	2126	3371	2094	3494	2126	1930	863	6964	3183	1930	3533	3537	1998	1930	3598
Amount deferred	0	213	964	0	1775	638	0	0	1395	3183	579	1766	0	0	965	2057
American Century Growth — total	2927	1670	2745	1643	2850	1670	1518	748	5710	2603	1518	2911	2883	1572	1518	2926
Amount deferred	0	167	759	0	1453	501	0	0	1144	2603	455	1456	0	0	759	1615
Columbia Wanger International Equities — total	1120	760	1058	748	1092	760	691	217	2128	993	691	1107	1107	715	691	1127
Amount deferred	0	76	345	0	540	228	0	0	426	993	207	554	0	0	345	735

Statement of Additional Information – May 1, 2012	Page 96

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau	Carlton	Carmichael	Flynn	Hawkins	Hilliard	Jones(a)	Lewis	Maher	Nagorniak	Paglia	Richie	Santomero	Shaw	Taugnton Rigby
Columbia Wanger U.S. Equities — total	1361	876	1282	861	1327	876	796	286	2612	1208	796	1352	1344	825	796	1366
Amount deferred	0	88	398	0	663	263	0	0	523	1208	239	676	0	0	398	846
DFA International Value — total	2311	1360	2170	1338	2252	1360	1236	552	4507	2056	1236	2300	2279	1280	1236	2315
Amount deferred	0	136	618	0	1145	408	0	0	903	2056	371	1150	0	0	618	1315
Eaton Vance Floating-Rate Income — total	1645	1063	1551	1047	1603	1063	966	347	3155	1458	966	1622	1625	1000	966	1654
Amount deferred	0	106	482	0	802	319	0	0	632	1458	290	811	0	0	483	1028
Emerging Markets Bond(b) — total	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Amount deferred
Invesco International Growth — total	2960	1716	2779	1689	2883	1716	1560	713	5775	2635	1560	2945	2917	1615	1560	2963
Amount deferred	0	172	780	0	1471	515	0	0	1157	2635	468	1472	0	0	780	1660
J.P. Morgan Core Bond —total	3253	1944	3057	1915	3168	1944	1765	774	6307	2885	1765	3203	3207	1827	1765	3263
Amount deferred	0	194	882	0	1607	583	0	0	1263	2885	529	1602	0	0	882	1881
Jennison Mid Cap Growth — total	1683	1058	1585	1041	1641	1058	962	365	3244	1495	962	1670	1661	997	962	1689
Amount deferred	0	106	481	0	825	318	0	0	650	1495	289	835	0	0	481	1023
Limited Duration Credit —total	4177	2425	3921	2388	4068	2425	2201	1028	8140	3709	2201	4125	4116	2279	2201	4186
Amount deferred	0	243	1100	0	2076	728	0	0	1630	3709	660	2062	0	0	1101	2346
Marsico Growth — total	2843	1658	2670	1631	2770	1658	1507	688	5543	2528	1507	2823	2802	1561	1507	2846
Amount deferred	0	166	753	0	1410	497	0	0	1110	2528	452	1411	0	0	754	1603
MFS Value — total	2808	1647	2637	1620	2736	1647	1497	671	5474	2497	1497	2790	2768	1550	1497	2812
Amount deferred	0	165	748	0	1393	494	0	0	1096	2497	449	1395	0	0	749	1592
Mondrian International Small Cap — total	805	599	764	589	786	599	544	129	1503	713	544	794	797	564	544	814
Amount deferred	0	60	272	0	381	180	0	0	301	713	163	397	0	0	272	579
Morgan Stanley Global Real Estate — total	925	664	875	653	902	664	603	161	1740	819	603	911	915	624	603	933
Amount deferred	0	66	301	0	441	199	0	0	349	819	181	456	0	0	302	642
NFJ Dividend Value — total	2820	1652	2648	1626	2748	1652	1502	674	5498	2507	1502	2803	2780	1555	1502	2824
Amount deferred	0	165	750	0	1400	496	0	0	1101	2507	451	1401	0	0	751	1598
Nuveen Winslow Large Cap Growth — total	2696	1640	2536	1614	2631	1640	1491	579	5266	2395	1491	2670	2664	1544	1491	2707
Amount deferred	0	164	745	0	1337	492	0	0	1055	2395	447	1335	0	0	746	1586
Partners Small Cap Growth — total	1186	743	1030	731	1063	743	676	209	2070	966	676	1079	1078	700	676	1097
Amount deferred	0	74	337	0	524	223	0	0	415	966	203	540	0	0	338	718
PIMCO Mortgage-Backed Securities — total	2110	1317	1986	1297	2056	1317	1196	472	4065	1871	1196	2078	2083	1238	1196	2120
Amount deferred	0	132	597	0	1036	395	0	0	814	1871	359	1039	0	0	598	1274
Pyramis International Equity — total	2110	1317	1986	1297	2056	1317	1196	472	4065	1871	1196	2078	2083	1238	1196	2120
Amount deferred	0	132	597	0	1036	395	0	0	814	1871	359	1039	0	0	598	1274
Wells Fargo Short Duration Government — total	2898	1739	2724	1712	2823	1739	1578	684	5620	2572	1578	2859	2858	1634	1578	2908
Amount deferred	0	174	789	0	1432	522	0	0	1126	2572	473	1429	0	0	789	1682

(a)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.
(b)	The fund was new as of April 30, 2012 and therefore has no reporting information.

Statement of Additional Information – May 1, 2012	Page 97

CODE OF ETHICS

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Control Persons and Principal Holders of Securities

All shares of each fund are held by the investment manager, through its initial capital investment, and affiliated fund of funds.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (currently branded as Columbia) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (“Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of

Statement of Additional Information – May 1, 2012	Page 98

the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Independent Registered Public Accounting Firm

The financial statements have been audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.

Statement of Additional Information – May 1, 2012	Page 99

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

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The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings

Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements — their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings

Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Statement of Additional Information – May 1, 2012	A-2

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Statement of Additional Information – May 1, 2012	A-3

Standard & Poor’s Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Statement of Additional Information – May 1, 2012	A-4

Fitch’s Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Statement of Additional Information – May 1, 2012	A-5

Appendix B

Proxy Voting Policy

Proxy Voting Guidelines

As Amended and Restated – Effective January 24, 2011

Set forth on the following pages are guidelines adopted and used by the Funds listed on the cover page of the Statement of Additional Information to which these Guidelines are appended. These Funds are governed by the same Board of Trustees (the “Board”, “We”, “Us” or “Our”) and guide the Board in voting proxies on behalf of the Funds (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Board may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

Statement of Additional Information – May 1, 2012	B-1

Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Board generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Board generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Board will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Board will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Board will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Board uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Board generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Board generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Statement of Additional Information – May 1, 2012	B-2

Removal of Directors

The Board generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Board will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Board generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Board generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Board generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Board generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Board generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Board will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Board will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Board generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Statement of Additional Information – May 1, 2012	B-3

Vote Unmarked Proxies

The Board generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Board generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Board will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Board will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Board generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Board supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Board generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Board will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Board will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Board generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Statement of Additional Information – May 1, 2012	B-4

Approve or Amend Employee Stock Purchase Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Board generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Board generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Board will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Board generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Board generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Board generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Board will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Statement of Additional Information – May 1, 2012	B-5

Approve or Amend Deferred Compensation Plans for Directors

The Board generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Board generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Board will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Board will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Board will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Board also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Board generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Board generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Board generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Board generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Board will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Board will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Board generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Board generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Statement of Additional Information – May 1, 2012	B-6

Recapitalization

The Board generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Board generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Board will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Board will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Board will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Board will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Board will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Board generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Board will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Board generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Board generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Board generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Board generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Statement of Additional Information – May 1, 2012	B-7

Auditors

Ratify or Appoint Auditors

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Board will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Board will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Board generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Board generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Board generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Board generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Board generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .

Executive Compensation Report

The Board generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Statement of Additional Information – May 1, 2012	B-8

Pay Equity

The Board will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Board generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Board generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Board generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Board generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Board generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Board generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Board generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Board generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Statement of Additional Information – May 1, 2012	B-9

Authorize Board to Ratify and Execute Approved Resolutions

The Board generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Board generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Board generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Board generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Board generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Board generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Board generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Board generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Statement of Additional Information – May 1, 2012	B-10

Approve Allocation of Income and Dividends

The Board generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Board generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Board generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Board generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Board generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Board generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Board generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Board generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Board generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Board generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Board generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Board generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Statement of Additional Information – May 1, 2012	B-11

Authority to Allot Shares for Cash

The Board generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Board will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Board generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Board generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Board generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

S-6546-20 D (5/12)

Statement of Additional Information – May 1, 2012	B-12

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

Columbia Funds Variable Series Trust II

Variable Portfolio — Aggressive Portfolio

Variable Portfolio — Conservative Portfolio

Variable Portfolio — Moderate Portfolio

Variable Portfolio — Moderately Aggressive Portfolio

Variable Portfolio — Moderately Conservative Portfolio

Each fund offers Class 2 and Class 4 shares.

This is the Statement of Additional Information (“SAI”) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI. Each fund’s financial statements for its most recent fiscal period are contained in the fund’s annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm’s Report and the Financial Statements, including Notes to the Financial Statements and the Portfolio of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, or annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia and Columbia Acorn branded funds (collectively, the “Fund Family”), c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or call 800.345.6611.

Each fund is governed by a Board of Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds’ investment manager, Columbia Management Investment Advisers, LLC (the “investment manager” or “Columbia Management”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

Fundamental and Nonfundamental Investment Policies	p. 2
Investment Strategies and Types of Investments of the Funds	p. 3
Information Regarding Risks and Investment Strategies	p. 5
Securities Transactions	p. 34
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager	p. 37
Valuing Fund Shares	p. 37
Portfolio Holdings Disclosure	p. 38
Proxy Voting	p. 41
Investing in a Fund	p. 44
Taxes	p. 44
Service Providers	p. 45
Organizational Information	p. 49
Board Members and Officers	p. 50
Control Persons and Principal Holders of Securities	p. 62
Information Regarding Pending and Settled Legal Proceedings	p. 62
Independent Registered Public Accounting Firm	p. 63
Appendix A: Description of Ratings	p. A-1
Appendix B: Proxy Voting Guidelines	p. B-1

List of Tables

1.	Fund Fiscal Year Ends and Investment Categories	p. 2
2.	Investment Strategies and Types of Investments of the Underlying Funds	p. 3
3.	Turnover Rates	p. 37
4.	Nonadvisory Expenses	p. 45
5.	Portfolio Managers	p. 46
6.	Administrative Fees	p. 48
7.	12b-1 Fees	p. 49
8.	Fund History Table	p. 50
9.	Board Members	p. 51
10.	Fund Officers	p. 56
11.	Board Member Holdings — All Funds	p. 60
12.	Board Member Compensation — All Funds	p. 61

Statement of Additional Information – May 1, 2012	Page 1

Throughout this SAI, the funds are referred to as follows:

Variable Portfolio — Aggressive Portfolio (Aggressive Portfolio)

Variable Portfolio — Conservative Portfolio (Conservative Portfolio)

Variable Portfolio — Moderate Portfolio (Moderate Portfolio)

Variable Portfolio — Moderately Aggressive Portfolio (Moderately Aggressive Portfolio)

Variable Portfolio — Moderately Conservative Portfolio (Moderately Conservative Portfolio)

Aggressive Portfolio, Conservative Portfolio, Moderate Portfolio, Moderately Aggressive Portfolio and Moderately Conservative Portfolio are singularly and collectively, where the context requires, referred to as either “the fund,” “each fund” or “the funds.” The funds in which these funds invest are referred to as the “underlying funds” or “acquired funds.”

The table that follows lists each fund’s fiscal year end and investment category.

Table 1. Fund Fiscal Year Ends and Investment Categories

Fund	Fiscal Year End	Fund Investment Category
Aggressive Portfolio	December 31	Fund-of-funds — equity
Conservative Portfolio	December 31	Fund-of-funds — fixed income
Moderate Portfolio	December 31	Fund-of-funds — equity
Moderately Aggressive Portfolio	December 31	Fund-of-funds — equity
Moderately Conservative Portfolio	December 31	Fund-of-funds — fixed income

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund may invest its assets in open-end management investment companies (i.e. underlying funds) that may have similar investment objectives, policies, and restrictions as the fund. Fund-of-funds, such as the funds, invest in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund’s investment structure.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

For each fund:

•

The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

•

The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets, except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

•

The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

•

The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

•

The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

•	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Statement of Additional Information – May 1, 2012	Page 2

•

The Fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

•

The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies may be changed by the Board at any time and are in addition to those described in the prospectus.

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

•

The fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the fund are held by such other fund, the fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Investment Strategies and Types of Investments of the Funds

The funds seek their investment objectives by investing in a combination of underlying funds and in derivative instruments. A description of the risks associated with the funds’ investments in the underlying funds and derivatives follows Table 2. This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of an underlying fund. For a description of principal risks for an individual underlying fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Table 2 below describes the various investment strategies and types of investments the underlying funds are allowed to engage in by asset class as described in the fund’s prospectus. A black circle indicates that the investment strategy or type of investment is generally authorized for that asset class. Exceptions are noted in the footnotes to the table.

Table 2. Investment Strategies and Types of Investments of the Underlying Funds

Authorized for underlying fund
Investment Strategy	Cash	Equity	Fixed Income
Agency and government securities	—	—	—
Borrowing	—	—	—
Cash/money market instruments	—	—	—
Collateralized bond obligations	—	—	—
Commercial paper	—	—	—
Common stock	—	—	—
Convertible securities	—	—	—
Corporate bonds	A	—	—
Debt obligations	—	—	—
Depositary receipts	—	—	—
Derivative instruments (including options and futures)	—	—	—
Exchange-traded funds	—	—	—

Statement of Additional Information – May 1, 2012	Page 3

Authorized for underlying fund
Investment Strategy	Cash	Equity	Fixed Income
Floating rate loans	—	—	—
Foreign currency transactions	—	—	—
Foreign securities	—	—	—
Funding agreements	—	—	—
High yield debt securities (junk bonds)	—	—	—
Illiquid and restricted securities	—	—	—
Indexed securities	—	—	—
Inflation protected securities	—	—	—
Initial Public Offerings (IPOs)	—	—	—
Inverse floaters	—	—	—
Investment companies	—	—	—
Lending of portfolio securities	—	—	—
Loan participations	—	—	—
Mortgage- and asset-backed securities	—	—	—
Mortgage dollar rolls	—	—	—
Municipal obligations	—	—	—
Pay-in-kind securities	—	—	—
Preferred stock	—	—	—
Real estate investment trusts	—	—	—
Repurchase agreements	—	—	—
Reverse repurchase agreements	—	—	—
Short sales	—	B	B
Sovereign debt	—	—	—
Structured investments	—	—	—
Swap agreements	—	—	—
Variable- or floating-rate securities	—	—	—
Warrants	—	—	—
When-issued securities and forward commitments	—	—	—
Zero-coupon and step-coupon securities	—	—	—

A	While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

B	The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Statement of Additional Information – May 1, 2012	Page 4

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics applicable to the underlying funds and, where noted, applicable to the funds. Because the funds invest in the underlying funds, the funds will be subject to the same risks as the underlying funds in direct proportion to the allocation of the funds’ assets among the underlying funds. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or principal investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and principal investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. The funds and certain of the underlying funds are actively managed; performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

Affiliated Fund Risk. For fund-of-funds, such as the funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Allocation Risk. For fund-of-funds and funds using an asset allocation strategy, the risk that the investment manager’s evaluations regarding asset classes or underlying fund, and the funds’ allocations thereto, may be incorrect. Because the assets of the fund will be invested in underlying funds or asset classes, the fund’s investment performance is directly related to the investment performance of the underlying funds or asset classes in which it invests. The ability of the fund to realize its investment objective(s) will depend, in part, on the extent to which the underlying funds or asset classes realize their investment objectives. There is no guarantee that the underlying funds or asset classes will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, the fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Asset-Backed Securities Risk. The value of the underlying fund’s investments in asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the underlying fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

Borrowing Risk. For the funds and underlying funds, to the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed money exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being

Statement of Additional Information – May 1, 2012	Page 5

considered for acquisition by the fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of an underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The underlying fund may be forced to convert a convertible security at an inopportune time, which may decrease its return.

Counterparty Risk. For the funds and certain of the underlying funds, counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Derivatives Risk. The funds and certain of the underlying funds may invest in derivatives. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying instrument, for example, a security, pools of securities, options, futures, indexes, currencies or interest rate. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency, index or rate may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Statement of Additional Information – May 1, 2012	Page 6

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are traded over-the-counter (OTC) and, therefore, are not traded on an exchange, may present liquidity risk to the fund.

Derivatives Risk-Credit Default Swaps. The fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the fund is selling credit protection, there is a risk that a credit event will occur and that the fund will have to pay the counterparty. If the fund is buying credit protection, there is a risk that no credit event will occur and the fund will receive no benefit for the premium paid.

Derivatives Risk-Forward Foreign Currency Contracts. The fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the fund. The fund may designate cash or securities in an amount equal to the value of the fund’s forward foreign currency contracts which may limit the fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk-Forward Contracts. The fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the fund to counterparty risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks.”

Derivatives Risk-Forward Rate Agreements. The fund may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk-Futures Contracts. The fund may enter into futures contracts, including equity, currency, fixed income/bond, index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase

Statement of Additional Information – May 1, 2012	Page 7

flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk-Interest Rate Swaps. The fund may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk-Options. The fund may enter into option transactions. If the fund sells a put option, there is a risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells a call option, there is a risk that the fund may be required to sell the underlying investment at a disadvantageous price. If the fund sells a call option on an investment that the fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

Derivatives Risk-Swaps. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the fund to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk-Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Derivatives Risk-Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which subjects the fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in

Statement of Additional Information – May 1, 2012	Page 8

kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Focused Portfolio Risk. The fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the fund’s net asset value. To the extent the fund invests its assets in fewer securities, the fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The fund’s exposure to foreign currencies subjects the fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the fund’s exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult. The fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, and other conditions of the country. These conditions can include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are typically in early stages of development and may be very volatile. They

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can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s portfolio managers upon their credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and repay principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Indexing Risk. The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Industry Concentration Risk. Investments that are concentrated in a particular issuer will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the fund’s portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn, would increase prepayment risk.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds in which the fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The fund and its shareholders indirectly bear a

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portion of the expenses of such funds in which the fund invests. These transactions might also result in higher brokerage, tax or other costs for the fund. This risk may be particularly important when one investor owns a substantial portion of another fund.

Additionally, the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interest when selecting underlying funds.

Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Investing in Money Market Funds. In addition to the fees and expenses that the fund directly bears, the fund indirectly bears the fees and expenses of affiliated or unaffiliated money market funds in which it may invest. To the extent these fees and expenses are expected to equal or exceed 0.01% of the fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the fund’s prospectus in the table under “Fees and Expenses of the Fund.”

Additionally, by investing in money market funds, the fund will be exposed to the investment risks of such money market funds. To the extent the fund invests a significant portion of its assets in a money market fund, the fund will bear increased indirect expenses and be more susceptible to the investment risks of the money market fund. The money market fund may also not achieve its investment objective. The fund, through its investment in the money market fund, may not achieve its investment objective.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Non-Diversification Risk. The funds are diversified funds. Certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Trading and Turnover Risks. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

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A change in the securities held by a fund is known as “portfolio turnover.” The portfolio managers may actively and frequently trade securities in the fund’s portfolio to carry out its investment strategies. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund’s portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund’s performance.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

Sector Risk. If an underlying fund emphasizes one or more economic sectors, geographic regions, or concentrates in a particular issuer, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuer, geographic region, industry or sector in which it invests than funds that do not emphasize particular issuers, geographic regions, industries or sectors. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Cap Company Risk. Investments in small and medium capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest, including in a timely manner, may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

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The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Technology and Technology-Related Investment Risks. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the fund. Finally, the fund may be susceptible to factors affecting the technology and technology-related industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Risks of Underlying Funds Selection. By investing in a combination of underlying funds, the funds have exposure to the risks of many areas of the market. Additionally, because each fund is structured with a different risk/return profile, the risks are typically greater for Moderate Portfolio relative to Conservative Portfolio, and greater still for Aggressive Portfolio relative to both Moderate Portfolio and Conservative Portfolio. A description of the more common principal risks to which the underlying funds (and thus, the funds) are subject to are identified in the funds’ prospectus.

Value Securities Risk. Value-oriented securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds. The fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the fund receives from its investments decline.

INVESTMENT STRATEGIES

As described in the funds’ prospectus, the funds seek their investment objectives by investing in a combination of underlying funds and in derivative instruments. The following information supplements the discussion of each underlying fund’s investment objectives and strategies that are described in the funds’ prospectus. The following describes strategies that underlying funds, and where noted the funds, may use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments of the Underlying Funds to see which are applicable to various categories of funds.

Borrowing

For the funds and the underlying funds, if the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund’s holdings may be

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disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the Fund Family and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

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Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks associated with the investments in the underlying foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments

The funds and certain of the underlying funds may invest in derivatives. Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, an index or some other underlying instrument. A small change in the value of the underlying security, currency, index or instrument can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

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When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would

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receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Counter Party Risk, Derivatives Risk and Liquidity Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund’s ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that the ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the securities in which the ETFs invest, including Market Risk. ETFs using a “passive” investment strategy generally will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index (as the case may be) or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business

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conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

Foreign Currency Transactions

Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly

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between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

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Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

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Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. market and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

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Funding Agreements

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)

Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. The funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

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Inverse Floaters

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies

For the funds and the underlying funds, investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses. The fund is also subject to the risks associated with investing in such investment companies.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities

For the funds and the underlying funds, to generate additional income, a fund may lend up to 33%, or such lower percentage specified by the fund or investment manager of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate

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of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the fund with respect to the management of such collateral. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The investment manager is not responsible for any loss incurred by the funds in connection with the securities lending program.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or

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distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

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Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

Short Sales

In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain to the fund, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

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A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result, a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from

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one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

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Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange

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Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government can or would provide financial support to any of these entities, including whether or not the U.S. Government is obligated to do so by law.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Credit Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

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When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

The funds will invest in a combination of underlying funds and in derivative instruments. To the extent that the funds invest their assets in underlying funds, the funds will not pay any commissions for purchases and sales. Each fund, however, will bear a portion of the commissions paid by the underlying funds in which it invests in connection with the purchase and sale of portfolio securities.

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. With respect to the underlying funds, in determining where the buy and sell orders are to be placed, the investment manager and subadvisers have been directed to use best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection

In selecting broker-dealers to execute transactions for the underlying funds, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

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The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds and the underlying funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars

As stated above, to the extent that the funds invest their assets in underlying funds, the funds will not pay any commissions for purchases and sales. The following applies to the underlying funds. Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable

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legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation

When the Funds invest in the underlying funds, they do so at the underlying funds’ NAVs. Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations

From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the funds, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

With the exceptions listed below, the funds did not pay brokerage commissions for the fiscal year ended Dec. 31, 2011 or the fiscal period from May 7, 2010 (when the funds became available) to Dec. 31, 2010. Substantially all firms through whom transactions were executed provide research services.

For the fiscal period from May 7, 2010 to Dec. 31, 2010, Aggressive Portfolio paid $5 and Conservative Portfolio paid $3 in total brokerage commissions.

No transactions were directed to brokers because of research services provided to the funds.

As of the end of the most recent fiscal period, the funds held no securities of its regular brokers or dealers or the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

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The table below shows turnover rates since inception of the funds. High turnover rates may result in higher brokerage expenses and taxes.

Table 3. Turnover Rates

	Turnover Rate
Fund	2011	2010(a)
Aggressive Portfolio	6%	20%
Conservative Portfolio	14%	28%
Moderate Portfolio	3%	20%
Moderately Aggressive Portfolio	6%	18%
Moderately Conservative Portfolio	3%	29%

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid by a fund since inception to brokers affiliated with the fund’s investment manager.

Valuing Fund Shares

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described below.

The share price of the fund is based on the fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern Time unless the NYSE closes earlier) on each day the fund is open for business, unless the Board determines otherwise. The fund does not value its shares on days that the NYSE is closed.

The value of the fund’s portfolio securities is determined in accordance with the fund’s valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the fund’s portfolio securities are typically valued using the following methodologies:

Equity Securities. Equity securities (including common stocks, preferred stocks, convertible securities, warrants and ETFs) listed on an exchange are valued at the closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price or, if the official closing price is not readily available, at the mean between the closing bid and asked prices. Equity securities and ETFs that are not listed on any national exchange and are not included in the NASDAQ National Market System are valued at the primary exchange last sale price, or if the last sale price is not readily available, at the mean between the closing bid and asked prices. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies.

Fixed Income Securities. Short-term debt securities purchased with remaining maturities of 60 days or less and long-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost value. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the

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maturity date. The value of short-term debt securities with remaining maturities in excess of 60 days is the market price, which may be obtained from a pricing service or, if a market price is not available from a pricing service, a bid quote from a broker or dealer. Short-term variable rate demand notes are typically valued at their par value. Other debt securities typically are valued using an evaluated bid provided by a pricing service. If pricing information is unavailable from a pricing service or the Investment Manager’s valuation committee believes such information is not reflective of market value, then a quote from a broker or dealer may be used. Newly issued debt securities may be valued at purchase price for up to two days following purchase.

Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settle price at the close of regular trading on their principal exchange or, in the absence of transactions, they are valued at the mean of the closing bid and asked prices closest to the last reported sale price. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are valued using quotations from brokers. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.

Repurchase Agreements. Repurchase agreements are generally valued at a price equal to the amount of the cash invested in a repurchase agreement.

Foreign Currencies. Foreign currencies and securities denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.

Fair Valuation of Portfolio Securities. Rather than using the methods described above, the Investment Manager’s valuation committee will, pursuant to procedures approved by the Board, determine in good faith a security’s fair value in the event that (i) price quotations or valuations are not readily available, such as when trading is halted or securities are not actively traded; (ii) price quotations or valuations available for a security are not, in the judgment of the valuation committee, reflective of market value; or (iii) a significant event has occurred that is not reflected in price quotations or valuations from other sources, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.

In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities; trading volumes; values of baskets of securities; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.

With respect to securities traded on foreign markets, additional factors also may be relevant, including: movements in the U.S. markets following the close of foreign markets; the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

Portfolio Holdings Disclosure

The Board and the investment manager believe that the investment ideas of the investment manager with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, the Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of funds portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public. It is the policy of the funds not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where

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necessary for the fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the investment manager and a fund’s other service providers from entering into any agreement to disclose fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The investment manager also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the funds’ compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Public Disclosures

The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

•

For equity, convertible and flexible funds (other than the equity funds identified below), a complete list of fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.

•

For funds that are subadvised by Brandes Investment Partners, L.P. and Marsico Capital Management, LLC, Columbia Select Small Cap Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Growth Fund II, a complete list of fund portfolio holdings as of month end is posted approximately, but no earlier than, 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Money market fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

Portfolio holdings of funds owned solely by affiliates of the investment manager are not disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

In addition, the investment manager makes publicly available information regarding certain funds’ largest five to fifteen holdings, as a percentage of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ website pursuant to the funds’ policies may change from time to time without prior notice.

The investment manager may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The Columbia Funds, the investment manager and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than when the information is disclosed publicly

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on the funds’ website or no earlier than the time a fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager ; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager , the distributor or any affiliated person of a fund, the investment manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. In addition to the investment manager and its affiliates, these service providers include each fund’s subadvisor(s) (if any), affiliates of the investment manager , the funds’ custodian, subcustodians, the funds’ independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

The Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, compliance department, and the funds’ President. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Ongoing Portfolio Holdings Disclosure Arrangements

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in

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exchange for this information. In addition to the daily information provided to the fund’s custodians, subcustodians, administrator, investment manager and subadvisers, the following disclosure arrangements are in place:

Identity of recipient	Conditions/Restrictions on use of information	Frequency of disclosure
Advent/AXYS	Portfolio accounting system utilized by Marsico Capital Management LLC, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad Hoc
Barclays Point	Use for analytics including risk and attribution assessment	Daily
Bitlathe	Website support for fund holdings and performance disclosure.	Monthly
Bloomberg	Use for portfolio analytics.	Daily
Bloomberg, L.P.	Use for independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly
Broadridge Financial Solutions, Inc.	Proxy voting and research utilized by Marsico Capital Management LLC, subadviser to certain Columbia Funds	Daily, as needed
Cenveo, Inc.	May be used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Citigroup	Access when assisting in resolving technical difficulties with YieldBook, an analytic software program that the investment manager uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily
CMS Bondedge	Access when assisting in resolving technical difficulties with application used by the investment manager ‘s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad Hoc
Cogent Consulting LLC	Utilized by Marsico Capital Management LLC and MFS Investment Management, subadvisers for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
Factset Research Systems	Use for provision of quantitative analytics, charting and fundamental data to the investment manager and Marsico Capital Management LLC.	Daily
Harte Hanks	May be used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Institutional Shareholder Services (ISS)	Proxy voting administration and research on proxy matters.	Daily
Investment Technology Group (ITG, formerly known as Macgregor)	Order management system utilized by Marsico Capital Management, subadviser to certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad Hoc
Investment Technology Group (ITG, formerly known as Plexus Group)	Evaluation and assessment of trading activity, execution and practices by the investment manager.	Quarterly
InvestorTools, Inc.	Access granted solely for the purpose of testing back office conversion of trading systems.	Daily
InvestorTools, Inc.	Provide descriptive data for municipal securities.	Daily
Kynex	Use to provide portfolio attribution reports for the Columbia Convertible Securities Fund.	Daily
Linedata Services, Inc.	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad Hoc
Lipper / Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly
Malaspina Communications	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly
Merrill Corporation	May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Morningstar, Inc.	For independent research and ranking of funds. Provided monthly with a 30 day lag	Monthly
R.R. Donnelley & Sons Company	May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As needed

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The following description of the Proxy Voting Policies and Procedures, as well as the Proxy Voting Guidelines attached as Appendix B, apply to the funds listed on the cover page of this SAI, which are governed by the same Board of Trustees.

The Funds uphold a long tradition of supporting sound and principled corporate governance. In furtherance thereof, the Funds’ Boards of Trustees (“Board”), which consist of a majority of independent Board members, determines policies and votes proxies. The Funds’ investment manager and administrator, Columbia Management Investment Advisers, LLC (“Columbia Management”), provides support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

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Election of Directors

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•	Votes in a contested election of directors are evaluated on a case-by-case basis.

Defense Mechanisms

The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis.

Auditors

The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Management Compensation Issues

The Board expects company management to give thoughtful consideration to providing competitive compensation and incentives, which are reflective of company performance, and are directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues

The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

Additional details can be found in the funds’ Proxy Voting Guidelines (see Appendix B).

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies in the best economic interests of the funds’ shareholders, and to address any conflicts between interests of a fund’s shareholders and those of Columbia Management or other affiliated persons.

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The Board votes proxies on behalf of the funds. Columbia Management provides support to the Board in connection with the proxy voting process, and has assigned responsibility to the Columbia Management Proxy Administration Team (“Proxy Team”) to administer proxies on behalf of the funds. In exercising its responsibilities, the Proxy Team may rely upon the research or recommendations of one or more third party research providers. The Proxy Team assists the Board in identifying situations where its voting guidelines do not clearly direct a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s voting guidelines based on recommendations from Columbia Management investment personnel (or the investment personnel of a fund’s subadviser(s)), information obtained from independent research firms or other sources. The Proxy Team makes all recommendations in writing. Except for proposals where the recommendation from Columbia Management concurs with the recommendations from company management and the independent research firms, the Board Chair or other Board members who are independent from the investment manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal. If Columbia Management, company management and the independent research firms recommend the same action on such proposals, Columbia Management is authorized to vote in accordance with the consensus recommendation.

On an annual basis, or more frequently as determined necessary, the Board reviews the voting guidelines to determine whether changes are appropriate. The Board may consider recommendations from Columbia Management to revise the existing guidelines or add new guidelines. Typically, changes to the voting guidelines are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a Fund votes against management’s recommendation (except when withholding votes from a nominated director or proposals on foreign company ballots), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside The United States (Non-U.S. Countries)

Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to a variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require trading of securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the Funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan

The funds from time to time engage in lending securities held in certain funds to third parties in order to generate additional income. The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While in general, neither the Board nor Columbia Management assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. However, the Board has established a guideline to direct Columbia Management to endeavor to recall a loaned security if (i) a proposal relating to a merger or acquisition, a material restructuring or reorganization, a proxy contest or a shareholder rights plan is expected to be on the ballot or (ii) the prior year’s evaluation of the issuer’s pay-for-performance practices has raised concerns, based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds, or any potential adverse administrative effects to the Funds, of not recalling such securities.

Investment in Affiliated Funds

Certain funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the Funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the Funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

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OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through columbiamanagement.com or searching the website of the SEC at www.sec.gov.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in its sole discretion.

Investing in a Fund

PURCHASING SHARES

The funds are offered to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated life insurance companies. Accounts may not buy (nor will they own) shares of the fund directly. Accounts invest by buying an annuity contract or life insurance policy and allocating purchase payments to the Account that invests in the fund. Your purchase price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the Account and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in an Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the Accounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about minimum and maximum payments and submission and acceptance of your application, transfers among Accounts as well as surrenders and withdrawals.

TRANSFERRING/SELLING SHARES

A fund will sell any shares presented by the shareholders (Accounts of participating insurance companies) for sale. The policies on buying and selling fund shares are described in your annuity or life insurance prospectus.

During an emergency the Board of the funds and the underlying funds can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

•	The New York Stock Exchange (the “Exchange”) closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

Taxes

Each fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file a “Partnership Return of Income”. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the fund’s items of income, gain, loss, deduction or credit for the taxable year of the fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the fund.

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The funds will not need to make distributions to their shareholders to preserve their tax status.

The funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. Under a safe harbor for separate accounts in Section 817(h) of the Code and Section 1.817-5(b)(2) of the Treasury Regulations, (a) at least 50% of the market value of the fund’s total assets must be represented by cash and cash items (including receivables), Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the fund, including the separate account’s proportionate share of the assets of the fund, can be in cash, cash items (including receivables), government securities and securities of other regulated investment companies.

If the fund does not qualify for the safe harbor test, an alternative diversification test is provided for in Section 1.817-5(b)(1). Under this test, no more than 55% of the value of total assets can be invested in one security, no more than 70% of the value of total assets can be invested in two securities, no more than 80% of the value of total assets can be invested in three securities, no more than 90% of the value of total assets can be invested in four securities. For purposes of the latter diversification requirement, the fund’s beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The funds intend to meet such requirements.

The partners or owners of the funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation and to the extent possible, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

The funds do not pay the investment manager a direct fee for investment management services. Under the agreement, the funds will pay taxes, brokerage commissions (if any) and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; registration fees for public sale of securities; certain legal fees; consultants’ fees; compensation or Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expenses related to a fund’s participation in inverse floater structures; and expense properly payable by a fund, approved by the Board.

Table 4. Nonadvisory Expenses

	Nonadvisory Expenses
Fund	2011	2010(a)
Aggressive Portfolio	$(1,744,057)	$(1,505,826)
Conservative Portfolio	(305,831)	(543,162)
Moderate Portfolio	(6,553,348)	(6,830,527)
Moderately Aggressive Portfolio	(4,179,907)	(4,327,329)
Moderately Conservative Portfolio	(1,158,909)	(1,472,733)

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

Statement of Additional Information – May 1, 2012	Page 45

Manager of Managers Exemption

The Funds managed by Columbia Management have received an order from the Securities and Exchange Commission (SEC) that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses the nature of any material relationships it has with a subadviser to the Board.

Portfolio Managers. The following provides information about the funds’ portfolio managers as of Dec. 31, 2011. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

Table 5. Portfolio Managers

		Other Accounts Managed (excluding the fund)
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Potential Conflicts of Interest	Structure of Compensation
Aggressive Portfolio	Colin J. Lundgren	7 RICs 4 other accounts	$43.92 billion $75.77 million	None	(1)	(2)
	Gene R. Tannuzzo	7 RICs 4 other accounts	$43.92 billion $26 million
	Kent M. Bergene	13 RICs 6 other accounts	$40.09 billion $1.61 million	None	(1)	(3)
Conservative Portfolio	Colin J. Lundgren	7 RICs 4 other accounts	$44.16 billion $75.77 million	None	(1)	(2)
	Gene R. Tannuzzo	7 RICs 4 other accounts	$44.16 billion $26 million
	Kent M. Bergene	13 RICs 6 other accounts	$40.33 billion $1.61 million	None	(1)	(3)
Moderate Portfolio	Colin J. Lundgren	7 RICs 4 other accounts	$27.63 billion $75.77 million	None	(1)	(2)
	Gene R. Tannuzzo	7 RICs 4 other accounts	$27.63 billion $26 million
	Kent M. Bergene	13 RICs 6 other accounts	$23.80 billion $1.61 million	None	(1)	(3)
Moderately Aggressive Portfolio	Colin J. Lundgren	7 RICs 4 other accounts	$35.03 billion $75.77 million	None	(1)	(2)
	Gene R. Tannuzzo	7 RICs 4 other accounts	$35.03 billion $26 million
	Kent M. Bergene	13 RICs 6 other accounts	$31.20 billion $1.61 million	None	(1)	(3)
Moderately Conservative Portfolio	Colin J. Lundgren	7 RICs 4 other accounts	$41.39 billion $75.77 million	None	(1)	(2)
	Gene R. Tannuzzo	7 RICs 4 other accounts	$41.39 billion $26 million
	Kent M. Bergene	13 RICs 6 other accounts	$37.56 billion $1.61 million	None	(1)	(3)

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

Statement of Additional Information – May 1, 2012	Page 46

Potential Conflicts of Interest:

(1)	Management of the fund-of-funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds’ prospectus.

Because of the structure of the fund-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

•

In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the fund-of-funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

•	Columbia Management and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

•

Columbia Management monitors the performance of the underlying funds and may, from time to time, recommend to the Board of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, Columbia Management may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

Structure of Compensation:

(2)	As of the funds’ most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

(3)	The compensation of specified portfolio managers consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, may be based, in part, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for Columbia funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Moore includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods.

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ADMINISTRATIVE SERVICES

Each fund has an Administrative Services Agreement with the investment manager. Under this agreement, the fund pays the investment manager for providing administration and accounting services. Prior to Jan. 1, 2011, the funds’ Administrative Services Agreement was with Ameriprise Financial. The fee paid is 0.020% on all asset levels and is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid since inception are shown in the table below.

Table 6. Administrative Fees

	Administrative Services Fees Paid In:
Fund	2011	2010(a)
Aggressive Portfolio	$623,300	$313,085
Conservative Portfolio	450,466	244,187
Moderate Portfolio	3,749,700	1,937,249
Moderately Aggressive Portfolio	2,424,234	1,221,792
Moderately Conservative Portfolio	999,779	525,486

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (the “transfer agent”) located at 225 Franklin Street, Boston, MA 02110. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund’s shares. The transfer agent may hire third parties to perform services under this agreement. Subject to the Boards approval, under the agreement, the funds do not pay a direct fee for transfer agency services.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the “distributor’’), 225 Franklin Street, Boston, MA 02110, an indirect, wholly-owned subsidiary of Columbia Management, is the funds’ principal underwriter and distributor. Each fund’s shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and/or servicing, each fund approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with the distributor. The Plan is a reimbursement plan whereby, the fund pays a fee applicable to Class 2 and Class 4 shares up to actual expenses incurred at an annual rate of up to 0.25% of the fund’s average daily net assets.

The distribution and/or shareholder service fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table.

Table 7. 12b-1 Fees

Fund	Fees paid during last fiscal year
Aggressive Portfolio
Class 2	$1,446,814
Class 4	6,345,058
Conservative Portfolio
Class 2	1,111,833
Class 4	4,519,451
Moderate Portfolio
Class 2	9,331,188
Class 4	37,543,827
Moderately Aggressive Portfolio
Class 2	6,005,535
Class 4	24,299,820
Moderately Conservative Portfolio
Class 2	2,625,262
Class 4	9,872,985

CUSTODIAN SERVICES

The fund’s securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their Board, and to provide any other services to the Board or the independent members, as may be reasonably requested.

Or ganizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus or your Plan documents. All shares have voting rights over the fund’s management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus or your plan documents. All shares have voting rights over the fund’s management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

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SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Table 8. Fund History Table

Fund	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified*
Columbia Funds Variable Series Trust II(1)	9/11/07		Business Trust	MA	12/31
Variable Portfolio – Aggressive Portfolio		5/7/10				Yes
Variable Portfolio – Conservative Portfolio		5/7/10				Yes
Variable Portfolio – Moderate Portfolio		5/7/10				Yes
Variable Portfolio – Moderately Aggressive Portfolio		5/7/10				Yes
Variable Portfolio – Moderately Conservative Portfolio		5/7/10				Yes

*	If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

(1)	Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations. RiverSource Variable Series Trust changed its name to Columbia Funds Variable Series Trust II effective April 25, 2011.

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection

Statement of Additional Information – May 1, 2012	Page 50

with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members, prior to the Transaction, of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve Trustees to sixteen for all mutual funds overseen by the Board.

Table 9. Board Members

Independent Board Members

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	156	None	Audit, Board Governance, Compliance, Investment Review
Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	149	Former Trustee, BofA Funds Series Trust (11 funds)	Audit, Executive, Compliance, Investment Review
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	156	None	Audit, Investment Review
William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	149	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)	Audit, Board Governance, Executive, Investment Review

Statement of Additional Information – May 1, 2012	Page 51

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 61	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	156	None	Contracts, Compliance Investment Review
William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	149	Trustee, BofA Funds Series Trust (11 funds)	Audit, Executive, Compliance, Investment Review
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance) from September 2003-May 2011	149	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)	Contracts, Board Governance, Investment Review
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics Emeritus, Carleton College	156	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review
John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 12/06 for Legacy Seligman Funds, since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	156	None	Audit, Board Governance, Investment Review

Statement of Additional Information – May 1, 2012	Page 52

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing –Mellon affiliate) 1982-2007	149	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)	Contracts, Investment Review
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	156	None	Board Governance, Contracts, Executive, Investment Review
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	156	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Compliance, Investment Review
Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President – Micco LLC (private investments)	149	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina	Contracts, Board Governance, Investment Review
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., 2003 -2010 (biotechnology); former President, Aquila Biopharmaceuticals	156	Director, Healthways, Inc. (health management programs); Director, ICI Mutual Insurance Company, RRG; Director, Abt Associates (government contractor)	Contracts, Executive, Investment Review

Statement of Additional Information – May 1, 2012	Page 53

Interested Board Member Not Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 65	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	149	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)	Compliance, Investment Review

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

Statement of Additional Information – May 1, 2012	Page 54

Interested Board Member Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board and President, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 and February 2012, respectively (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President –U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President –Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010).	156	Trustee, Columbia Funds Series Trust I and Columbia Funds Variable Insurance Trust	None
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

Statement of Additional Information – May 1, 2012	Page 55

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Table 10. Fund Officers

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 -April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 - January 2009; Treasurer, Columbia Funds, October 2003 - May 2008
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President –Asset Management and Trust Company Services, 2006 – 2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 42	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 – April 2010; senior officer of Columbia Funds and affiliated funds since 2002
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Age 39	Chief Compliance Officer since 3/12	Vice President – Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005 - 2010
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 54	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004 – April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007 – April 2010

Statement of Additional Information – May 1, 2012	Page 56

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 42	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004 – January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007 – April 2011 and of the Nations Funds, May 2010 – March 2011
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Vice President since 4/11 and Assistant Treasurer since 199 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President –Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 – May 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 43	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006 – April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel, November 2008 – January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman), July 2008 – November 2008 and Managing Director and Associate General Counsel of Seligman, January 2005 – July 2008
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 44	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America, June 2005 – April 2010

Responsibilities of Board with respect to fund management

The Board oversees management of the trusts and the funds (collectively, the “funds”). The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer (“CCO”), counsel to the Independent Trustees (as described below), and representatives of the funds’ service providers and overseeing Board Services.

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The investment manager is responsible for day-to-day management and administration of the funds and management of the risks that arise from the funds’ investments and operations. The Board’s oversight of the investment manager and other service providers in the operation of the funds includes oversight with respect to various risk management functions. The funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the investment manager, the subadvisers and other service providers (depending on the nature of the risk) who carry out the funds’ investment management and business affairs. Each of the investment manager, the subadvisers and other service providers has its own, independent interest in risk management, and its policies and methods of carrying out risk management functions will depend, in part, on its analysis of the risks, functions and business models.

Risk oversight forms part of the Board’s general oversight of the funds and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of the

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trusts, the Board, directly or through a committee, interacts with and reviews reports from, among others, the investment manager, subadvisers, the independent registered public accounting firm for the funds, and internal auditors for the investment manager or its affiliates, as appropriate, regarding risks faced by the funds and relevant risk functions. The Board also meets periodically with the funds’ CCO, to receive reports regarding the compliance of the funds and their principal service providers with the federal securities laws and their internal compliance policies and procedures. The Board, with the assistance of the Investment Review Committee, reviews investment policies in connection with its review of the funds’ performance, and meets periodically with the portfolio managers of the funds to receive reports regarding the management of the funds, including various investment risks. As part of the Board’s periodic review of the funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. In addition, the Board oversees processes that are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Trustees (for these purposes, persons who are not affiliated persons of the investment manager or Ameriprise Financial). The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Trustees and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402- 3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustees, as encapsulated in their bios included in Table 9.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

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PROFESSIONAL BACKGROUND
Name	Geographic	For Profit; CIO/CFO; CEO/COO	Non-Profit; Government; CEO	Investment	Legal; Regulatory	Political	Academic	Audit Committee; Financial Expert
Blatz	MN		X		X	X
Boudreau	MA	X		X				X
Carlton	NY			X	X			X
Carmichael	IL	X		X	X			X
Flynn	MA						X
Hawkins	CA	X		X				X
Hilliard	CA	X
Lewis	MN		X				X
Maher	CT	X		X				X
Nagorniak	MA	X		X
Paglia	NY	X		X				X
Richie	MI	X			X
Santomero	PA		X	X	X		X	X
Shaw	SC	X		X
Taunton-Rigby	MA	X		X				X

With respect to the trusteeship of Mr. Truscott on the Board, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider. With respect to the trusteeship of Dr. Santomero on the Board, the committee and the Board have concluded that, despite his lack of technical independence of the funds under the 1940 Act (arising from his board service to Citigroup, Inc. and Citigroup, N.A.), he could serve with “substantive independence” primarily since he has no financial interest or relationship with the investment manager or Ameriprise Financial. The committee and the Board also took into account Dr. Santomero’s broad array of experiences from management consulting to academia to public service, which can complement well the mix of experiences represented by the other Board members.

Compliance Committee — Supports the Funds’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters. The committee held 6 meetings during the last fiscal year.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.

Executive Committee — Acts, as needed, for the Board between meetings of the Board. The committee did not hold any meetings during the last fiscal year.

Investment Review Committee — Reviews and oversees the management of the Funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 6 meetings during the last fiscal year.

Audit Committee — Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures. The committee held 7 meetings during the last fiscal year.

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Board Member Holdings

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2011 of all funds in the Fund Family overseen by the Board members. All shares of the funds are owned by life insurance companies and are not available for purchase by individuals. Consequently, no Board member owns any shares of the funds.

Table 11. Board Member Holdings — All Funds

Based on net asset values as of Dec. 31, 2011:

Board Member	Aggregate dollar range of equity securities of all funds overseen by Trustee
Kathleen Blatz	Over $	100,000
Edward Boudreau	Over $	100,000	*
Pamela G. Carlton	Over $	100,000	*
William Carmichael	Over $	100,000	*
Patricia M. Flynn	Over $	100,000	*
William Hawkins	Over $	100,000	*
R. Glenn Hilliard	Over $	100,000	*
Stephen R. Lewis, Jr.	Over $	100,000	*
John F. Maher	Over $	100,000	*
John Nagorniak	Over $	100,000
Catherine James Paglia	Over $	100,000	*
Leroy C. Richie	Over $	100,000
Anthony Santomero	Over $	100,000
Minor Shaw	Over $	100,000	*
Alison Taunton-Rigby	Over $	100,000	*
William F. Truscott	Over $	100,000

*	Includes deferred compensation invested in share equivalents.

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COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the Fund Family in the fiscal year ended Dec. 31, 2011.

Table 12. Board Member Compensation — All Funds

Board member(a)	Total Cash Compensation from Funds Family Paid to Board member
Kathleen Blatz	$246,750
Edward Boudreau	$256,522	(b)
Pamela Carlton	$213,833	(b)
William Carmichael	$287,401
Patricia Flynn	$220,833	(b)
William Hawkins	$256,522	(b)
R. Glenn Hilliard	$239,184
Anne P. Jones(c)	$43,750
Stephen Lewis, Jr.	$430,000	(b)
John F. Maher	$200,833	(b)
John Nagorniak	$225,832	(b)
Catherine James Paglia	$223,833	(b)
Leroy C. Richie	$223,833
Anthony Santomero	$230,832
Minor Shaw	$237,684	(b)
Alison Taunton-Rigby	$251,583	(b)

(a)	Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial. Mr. Boudreau, Mr. Carmichael, Mr. Hawkins, Mr. Hilliard, Ms. Shaw, Mr. Nagorniak and Mr. Santomero joined the Board effective June 1, 2011.

(b)	Mr. Boudreau, Ms. Carlton, Ms. Flynn, Mr. Hawkins, Mr. Lewis, Mr. Maher, Mr. Nagorniak, Ms. Paglia, Ms. Shaw and Ms. Tauton-Rigby elected to defer a portion of the total cash compensation payable during the period in the amount of $26,229, $70,875, $115,417, $74,680, $85,275, $200,833, $65,842, $111,917, $57,478 and $150,750, respectively. Additional information regarding the deferred compensation plan is described below.

(c)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

The Independent Trustees determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Trustees take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the Independent Trustees, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2011, Independent Trustees will be paid an annual retainer of $165,000. Committee Chairs will each receive an additional annual retainer of $20,000 and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, Independent Trustees will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Trustees are not paid for special telephonic meetings. In 2011, the Board’s Chair received total annual cash compensation of $430,000.

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The Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if it had been invested in shares of one or more fund in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Compensation from each fund. Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

CODE OF ETHICS

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Control Persons and Principal Holders of Securities

RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (currently branded as Columbia) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus

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case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Independent Registered Public Accounting Firm

The financial statements were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm will also provide other accounting and tax-related services as requested by the funds.

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Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Statement of Additional Information – May 1, 2012	A-1

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings

Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements — their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings

Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Statement of Additional Information – May 1, 2012	A-2

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Statement of Additional Information – May 1, 2012	A-3

Standard & Poor’s Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Statement of Additional Information – May 1, 2012	A-4

Fitch’s Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Statement of Additional Information – May 1, 2012	A-5

Appendix B

Proxy Voting Policy

Proxy Voting Guidelines

As Amended and Restated – Effective

January 24, 2011

Set forth on the following pages are guidelines adopted and used by the Funds listed on the cover page of the Statement of Additional Information to which these Guidelines are appended. These Funds are governed by the same Board of Trustees (the “Board”, “We”, “Us” or “Our”) and guide the Board in voting proxies on behalf of the Funds (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Board may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

Statement of Additional Information – May 1, 2012	B-1

Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Board generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Board generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Board will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Board will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Board will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Board uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Board generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Board generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Statement of Additional Information – May 1, 2012	B-2

Removal of Directors

The Board generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Board will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Board generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Board generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Board generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Board generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Board generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Board will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Board will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Board generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Statement of Additional Information – May 1, 2012	B-3

Vote Unmarked Proxies

The Board generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Board generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Board will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Board will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Board generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Board supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Board generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Board will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Board will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Board generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Statement of Additional Information – May 1, 2012	B-4

Approve or Amend Employee Stock Purchase Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Board generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Board generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Board will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Board generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Board generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Board generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Board will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Statement of Additional Information – May 1, 2012	B-5

Approve or Amend Deferred Compensation Plans for Directors

The Board generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Board generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Board will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Board will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Board will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Board also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Board generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Board generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Board generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Board generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Board will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Board will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Board generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Board generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Statement of Additional Information – May 1, 2012	B-6

Recapitalization

The Board generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Board generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Board will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Board will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Board will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Board will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Board will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Board generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Board will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Board generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Board generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Board generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Board generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Statement of Additional Information – May 1, 2012	B-7

Auditors

Ratify or Appoint Auditors

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Board will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Board will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Board generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Board generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Board generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Board generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Board generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .

Executive Compensation Report

The Board generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Statement of Additional Information – May 1, 2012	B-8

Pay Equity

The Board will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Board generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Board generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Board generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Board generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Board generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Board generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Board generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Board generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Statement of Additional Information – May 1, 2012	B-9

Authorize Board to Ratify and Execute Approved Resolutions

The Board generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Board generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Board generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Board generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Board generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Board generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Board generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Board generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Statement of Additional Information – May 1, 2012	B-10

Approve Allocation of Income and Dividends

The Board generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Board generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Board generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Board generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Board generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Board generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Board generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Board generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Board generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Board generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Board generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Board generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Statement of Additional Information – May 1, 2012	B-11

Authority to Allot Shares for Cash

The Board generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Board will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Board generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Board generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Board generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

S-6534-20 E (5/12)

Statement of Additional Information – May 1, 2012	B-12

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 62.9%
CONSUMER DISCRETIONARY 4.9%
Auto Components 1.4%
Delphi Automotive PLC(a)(b)	195,628	$4,213,827
Johnson Controls, Inc.(c)	253,899	7,936,883

Total		12,150,710
Household Durables 0.6%
Newell Rubbermaid, Inc.	298,838	4,826,233
Media 2.6%
Comcast Corp., Class A(c)	401,703	9,524,378
Discovery Communications, Inc., Class A(a)(c)	118,267	4,845,399
Viacom, Inc., Class B	166,760	7,572,572

Total		21,942,349
Specialty Retail 0.3%
Home Depot, Inc. (The)(c)	65,499	2,753,578

TOTAL CONSUMER DISCRETIONARY		41,672,870
CONSUMER STAPLES 7.7%
Beverages 1.3%
Diageo PLC, ADR(b)(c)	60,965	5,329,561
PepsiCo, Inc. (c)	87,115	5,780,080

Total		11,109,641
Food & Staples Retailing 1.2%
CVS Caremark Corp.(c)	241,127	9,833,159
Food Products 1.6%
Kraft Foods, Inc., Class A	212,878	7,953,122
Unilever NV(b)	151,695	5,213,757

Total		13,166,879
Household Products 1.6%
Procter & Gamble Co. (The)	209,583	13,981,282
Personal Products 0.2%
Herbalife Ltd.(b)(c)	33,296	1,720,404
Tobacco 1.8%
Philip Morris International, Inc.(c)	190,437	14,945,496

TOTAL CONSUMER STAPLES		64,756,861
ENERGY 8.4%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	104,067	5,061,819
Halliburton Co.	76,013	2,623,209
National Oilwell Varco, Inc.	68,745	4,673,972
Weatherford International Ltd.(a)(b)	362,118	5,301,407

Total		17,660,407
Oil, Gas & Consumable Fuels 6.3%
Apache Corp.	59,855	5,421,666
Chevron Corp.	137,026	14,579,566
ConocoPhillips(c)	126,609	9,225,998
Devon Energy Corp.	87,953	5,453,086
Exxon Mobil Corp.(c)	220,931	18,726,112

Total		53,406,428
TOTAL ENERGY		71,066,835
Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS 8.6%
Capital Markets 3.1%
BlackRock, Inc.(c)	41,641	$7,422,092
Goldman Sachs Group, Inc. (The)	72,622	6,567,208
Invesco Ltd.(b)(c)	272,815	5,480,853
State Street Corp.(c)	164,642	6,636,719

Total		26,106,872
Commercial Banks 1.3%
Wells Fargo & Co.	229,363	6,321,244
Itaú Unibanco Holding SA, ADR(b)(c)	260,030	4,826,157

Total		11,147,401
Diversified Financial Services 2.3%
Citigroup, Inc.	170,681	4,490,617
JPMorgan Chase & Co.	455,651	15,150,396

Total		19,641,013
Insurance 1.9%
Berkshire Hathaway, Inc., Class B(a)(c)	127,802	9,751,292
MetLife, Inc.	205,361	6,403,156

Total		16,154,448
TOTAL FINANCIALS		73,049,734
HEALTH CARE 8.2%
Biotechnology 0.1%
Celgene Corp.(a)(c)	17,075	1,154,270
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	53,856	2,664,795
CareFusion Corp.(a)(c)	105,928	2,691,630
Covidien PLC(b)(c)	116,259	5,232,818

Total		10,589,243
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	114,272	4,640,586
CIGNA Corp.	121,957	5,122,194
Express Scripts, Inc.(a)(c)	87,912	3,928,787
Medco Health Solutions, Inc.(a)	48,322	2,701,200
WellPoint, Inc.	92,999	6,161,184

Total		22,553,951
Pharmaceuticals 4.1%
Abbott Laboratories	90,224	5,073,295
Johnson & Johnson(c)	184,927	12,127,513
Pfizer, Inc.(c)	607,344	13,142,924
Teva Pharmaceutical Industries Ltd., ADR(b)	115,587	4,665,091

Total		35,008,823
TOTAL HEALTH CARE		69,306,287
INDUSTRIALS 7.0%
Aerospace & Defense 1.8%
Honeywell International, Inc.(c)	160,830	8,741,111
United Technologies Corp.	83,616	6,111,493

Total		14,852,604
Air Freight & Logistics 0.3%
FedEx Corp.	33,406	2,789,735
Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Industrial Conglomerates 3.2%
General Electric Co.(c)	844,512	$15,125,210
Tyco International Ltd.(b)	257,702	12,037,261

Total		27,162,471
Professional Services 1.0%
Nielsen Holdings NV(a)(b)	279,342	8,293,664
Road & Rail 0.7%
Union Pacific Corp.	59,581	6,312,011

TOTAL INDUSTRIALS		59,410,485
INFORMATION TECHNOLOGY 15.6%
Communications Equipment 1.2%
QUALCOMM, Inc.(c)	186,575	10,205,653
Computers & Peripherals 3.9%
Apple, Inc.(a)	68,730	27,835,650
EMC Corp.(a)(c)	246,893	5,318,075

Total		33,153,725
Internet Software & Services 3.7%
eBay, Inc.(a)(c)	461,120	13,985,770
Google, Inc., Class A(a)	26,205	16,925,809

Total		30,911,579
IT Services 3.7%
Cognizant Technology Solutions Corp., Class A(a)	78,242	5,031,743
International Business Machines Corp.(c)	77,160	14,188,181
Mastercard, Inc., Class A(c)	33,374	12,442,494

Total		31,662,418
Semiconductors & Semiconductor Equipment 1.1%
Analog Devices, Inc.(c)	112,287	4,017,629
Lam Research Corp.(a)(c)	43,508	1,610,666
Skyworks Solutions, Inc.(a)(c)	216,928	3,518,572

Total		9,146,867
Software 2.0%
Electronic Arts, Inc.(a)	189,168	3,896,861
Microsoft Corp.	134,317	3,486,869
Oracle Corp.	256,336	6,575,019
Rovi Corp.(a)(c)	121,311	2,981,824

Total		16,940,573
TOTAL INFORMATION TECHNOLOGY		132,020,815
MATERIALS 1.6%
Chemicals 1.6%
Air Products & Chemicals, Inc.(c)	41,340	3,521,755
Celanese Corp., Class A	106,868	4,731,046
EI du Pont de Nemours & Co.(c)	59,438	2,721,072
Monsanto Co.(c)	38,293	2,683,190

Total		13,657,063
TOTAL MATERIALS		13,657,063
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR(b)(c)	194,525	5,452,536

TOTAL TELECOMMUNICATION SERVICES		5,452,536

The accompanying Notes to Financial Statements are an integral part of this statement.

1	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Balanced Fund

Issuer	Shares	Value
Common Stocks (continued)
UTILITIES 0.3%
Electric Utilities 0.3%
Exelon Corp.(c)	62,302	$2,702,038

TOTAL UTILITIES		2,702,038
Total Common Stocks
(Cost: $502,269,188)		$533,095,524

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 12.3%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured(d)
04/01/18	11.000%	$178,000	$178,000
Huntington Ingalls Industries, Inc.(d)
03/15/18	6.875%	90,000	88,200
03/15/21	7.125%	69,000	67,620
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	183,000	187,575
L-3 Communications Corp.
02/15/21	4.950%	800,000	792,846
Moog, Inc. Senior Subordinated Notes
06/15/18	7.250%	42,000	44,310
Oshkosh Corp.
03/01/17	8.250%	38,000	39,520
03/01/20	8.500%	75,000	77,250
TransDigm, Inc.
12/15/18	7.750%	58,000	62,350

Total			1,537,671
Automotive 0.1%
Allison Transmission, Inc.(d)
05/15/19	7.125%	76,000	74,480
Chrysler Group LLC/Co-Issuer, Inc.(d) Senior Secured
06/15/19	8.000%	57,000	52,013
06/15/21	8.250%	81,000	73,507
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	61,000	61,610
02/15/21	6.750%	68,000	69,530
Delphi Corp.(d)
05/15/19	5.875%	45,000	45,675
05/15/21	6.125%	17,000	17,425
Lear Corp.
03/15/18	7.875%	81,000	87,480
03/15/20	8.125%	27,000	29,430
Visteon Corp.(d)
04/15/19	6.750%	203,000	197,925

Total			709,075
Banking 2.4%
BB&T Corp. Senior Unsecured(e)
04/28/14	1.125%	1,250,000	1,234,465
BNP Paribas SA Bank Guaranteed(b)
02/23/16	3.600%	1,225,000	1,149,017
Banking (cont.)
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	$1,365,000	$1,299,244
Barclays Bank PLC Senior Unsecured(b)
05/22/19	6.750%	900,000	997,761
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,200,000	1,406,821
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	650,000	728,336
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,400,000	1,490,100
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	900,000	921,799
HSBC Holdings PLC Senior Unsecured(b)
04/05/21	5.100%	1,150,000	1,221,982
ING Bank NV Senior Unsecured(b)(d)(e)
06/09/14	1.940%	1,275,000	1,221,183
KeyCorp Senior Unsecured
08/13/15	3.750%	1,050,000	1,088,965
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	79,000	42,660
Lloyds TSB Bank PLC Bank Guaranteed(b)
01/21/21	6.375%	1,250,000	1,252,669
Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,250,000	1,234,304
Royal Bank of Scotland PLC (The) Bank Guaranteed(b)
01/11/21	6.125%	1,200,000	1,183,835
Santander U.S. Debt SAU Bank Guaranteed(b)(d)
10/07/15	3.781%	1,200,000	1,096,422
U.S. Bank Subordinated Notes(e)
04/29/20	3.778%	1,450,000	1,493,153
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	1,175,000	1,239,358

Total			20,302,074
Brokerage —%
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	110,000	124,300
Nuveen Investments, Inc.
11/15/15	10.500%	20,000	19,850

Total			144,150
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(d)
05/01/21	6.750%	172,000	180,600
Building Materials (cont.)
Gibraltar Industries, Inc.
12/01/15	8.000%	$85,000	$85,000
Interface, Inc.
12/01/18	7.625%	69,000	72,968
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	76,000	70,870
Nortek, Inc.(d)
12/01/18	10.000%	8,000	7,580
04/15/21	8.500%	48,000	40,560

Total			457,578
Chemicals 0.2%
CF Industries, Inc.
05/01/18	6.875%	13,000	14,885
05/01/20	7.125%	61,000	71,980
Celanese U.S. Holdings LLC
06/15/21	5.875%	4,000	4,130
Dow Chemical Co. (The) Senior Unsecured
11/15/41	5.250%	700,000	736,312
Hexion U.S. Finance Corp./Nova Scotia ULC Secured
11/15/20	9.000%	18,000	14,850
Senior Secured
02/01/18	8.875%	121,000	113,437
Ineos Finance PLC Senior Secured(b)(d)
05/15/15	9.000%	107,000	108,605
JM Huber Corp. Senior Unsecured(d)
11/01/19	9.875%	65,000	66,463
Koppers, Inc.
12/01/19	7.875%	12,000	12,720
LyondellBasell Industries NV(b)(d)
11/15/21	6.000%	147,000	152,512
MacDermid, Inc.(d)
04/15/17	9.500%	73,000	72,818
Momentive Performance Materials, Inc.
06/15/14	12.500%	41,000	43,460
Nalco Co.(d)
01/15/19	6.625%	115,000	133,112
Nova Chemicals Corp.(b) Senior Unsecured
11/01/16	8.375%	84,000	91,560
11/01/19	8.625%	2,000	2,205
Polypore International, Inc.
11/15/17	7.500%	75,000	77,625

Total			1,716,674
Construction Machinery 0.1%
CNH Capital LLC(d)
11/01/16	6.250%	146,000	150,380
Case New Holland, Inc.
12/01/17	7.875%	130,000	146,900
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	50,899
Manitowoc Co., Inc. (The)
11/01/20	8.500%	91,000	95,891
Neff Rental LLC/Finance Corp. Secured(d)
05/15/16	9.625%	77,000	68,145
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	38,000	41,420
02/01/21	8.250%	42,000	42,525

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	2

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Construction Machinery (cont.)
United Rentals North America, Inc.
12/15/19	9.250%	$138,000	$144,900
Xerium Technologies, Inc.(d)
06/15/18	8.875%	45,000	40,725

Total			781,785
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(d)
07/01/18	12.125%	49,000	46,795
West Corp.
10/01/18	8.625%	35,000	35,350

Total			82,145
Consumer Products —%
Central Garden and Pet Co.
03/01/18	8.250%	67,000	65,828
Jarden Corp.
01/15/20	7.500%	59,000	62,540
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	152,000	166,250
Spectrum Brands Holdings, Inc.(d) Senior Secured
06/15/18	9.500%	31,000	33,906
Visant Corp.
10/01/17	10.000%	40,000	36,600

Total			365,124
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes(d)
03/15/18	8.125%	82,000	87,023
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	80,000	85,200
Tomkins LLC/Inc. Secured
10/01/18	9.000%	111,000	123,071
Tyco International Ltd./Finance SA(b)
12/15/19	7.000%	650,000	800,942
WireCo WorldGroup, Inc.(d)
05/15/17	10.000%	117,000	117,731

Total			1,213,967
Electric 0.8%
AES Corp. (The) Senior Unsecured
06/01/20	8.000%	43,000	47,300
AES Corp. (The)(d) Senior Unsecured
07/01/21	7.375%	114,000	122,835
Atlantic Power Corp.(b)(d)
11/15/18	9.000%	53,000	53,018
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	70,000	77,177
Calpine Corp. Senior Secured(d)
02/15/21	7.500%	174,000	187,050
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	850,000	1,009,385
Electric (cont.)
DPL, Inc.(d) Senior Unsecured
10/15/16	6.500%	$32,000	$34,080
10/15/21	7.250%	50,000	54,000
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	800,000	909,106
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	160,000	184,703
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	88,000	57,200
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	50,000	52,750
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	58,000	58,725
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	714,329
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	205,000	215,273
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	38,977	39,368
Nevada Power Co.
08/01/18	6.500%	605,000	729,860
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	170,000	187,110
07/15/36	6.875%	350,000	424,404
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	800,000	974,338
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	835,000	949,323

Total			7,081,334
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	32,000	33,120
Cinemark U.S.A., Inc
06/15/21	7.375%	12,000	12,270
Regal Cinemas Corp.
07/15/19	8.625%	39,000	42,120
Speedway Motorsports, Inc.
06/01/16	8.750%	70,000	76,300
02/01/19	6.750%	10,000	10,100
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	679,199	652,846
Vail Resorts, Inc.
05/01/19	6.500%	60,000	61,200

Total			887,956
Environmental —%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	$20,000	$21,250
Food and Beverage 0.4%
ARAMARK Holdings Corp. Senior Unsecured PIK(d)
05/01/16	8.625%	19,000	19,570
Anheuser-Busch InBev Worldwide, Inc.(b)(e)
07/14/14	0.761%	885,000	880,734
Bacardi Ltd.(b)(d)
04/01/14	7.450%	150,000	169,063
Darling International, Inc.
12/15/18	8.500%	47,000	52,170
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	865,000	1,025,692
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	24,000	24,630
SABMiller PLC Senior Unsecured(b)(d)
01/15/14	5.700%	725,000	786,248

Total			2,958,107
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Secured
04/15/18	12.750%	73,000	58,035
Senior Secured
06/01/17	11.250%	111,000	117,799
MGM Resorts International
Senior Secured
03/15/20	9.000%	112,000	124,040
Senior Unsecured
03/01/18	11.375%	81,000	89,100
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	7,000	7,613
Pinnacle Entertainment, Inc.
06/15/15	7.500%	10,000	9,900
ROC Finance LLC/Corp. Secured(d)
09/01/18	12.125%	78,000	82,095
Seminole Indian Tribe of Florida(d)
10/01/17	7.750%	8,000	8,320
Senior Secured
10/01/20	6.535%	98,000	95,457
Seneca Gaming Corp.(d)
12/01/18	8.250%	75,000	73,312
Tunica-Biloxi Gaming Authority Senior Unsecured(d)
11/15/15	9.000%	28,000	28,000

Total			693,671
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
06/01/16	6.500%	750,000	874,875
Gas Pipelines 0.5%
El Paso Corp. Senior Unsecured
06/01/18	7.250%	4,000	4,380
09/15/20	6.500%	208,000	227,240
01/15/32	7.750%	51,000	58,905

The accompanying Notes to Financial Statements are an integral part of this statement.

3	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Balanced Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gas Pipelines (cont.)
Enterprise Products Operating LLC
02/01/41	5.950%	$500,000	$560,427
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	97,000	101,365
Nisource Finance Corp.
09/15/17	5.250%	840,000	927,244
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	36,000	39,600
12/01/18	6.875%	94,000	99,640
07/15/21	6.500%	87,000	90,480
Southern Natural Gas Co. Senior Unsecured(d)
04/01/17	5.900%	850,000	971,441
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	255,000	259,463
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	850,000	1,008,387

Total			4,348,572
Health Care 0.4%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	8,000	8,240
AMGH Merger Sub, Inc. Senior Secured(d)
11/01/18	9.250%	66,000	67,980
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	10,516	10,700
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	82,000	86,100
Biomet, Inc.
10/15/17	10.000%	51,000	55,080
CHS/Community Health Systems, Inc.
07/15/15	8.875%	75,000	77,438
CHS/Community Health Systems, Inc.(d)
11/15/19	8.000%	73,000	73,730
ConvaTec Healthcare E SA Senior Unsecured(b)(d)
12/15/18	10.500%	161,000	143,692
Emdeon, Inc.(d)
12/31/19	11.000%	72,000	75,330
Express Scripts, Inc.
06/15/14	6.250%	750,000	816,985
Fresenius Medical Care U.S. Finance, Inc.(d)
09/15/18	6.500%	76,000	79,610
02/15/21	5.750%	43,000	42,946
HCA, Inc.
02/15/22	7.500%	95,000	97,138
Senior Secured
02/15/20	6.500%	105,000	108,937
02/15/20	7.875%	111,000	119,880
09/15/20	7.250%	184,000	194,120
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	93,000	94,511
Health Management Associates, Inc. Senior Unsecured(d)
01/15/20	7.375%	115,000	119,600
Health Care (cont.)
Healthsouth Corp.
02/15/20	8.125%	$68,000	$68,510
09/15/22	7.750%	4,000	3,935
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	750,000	828,004
InVentiv Health, Inc.(d)
08/15/18	10.000%	92,000	82,800
Kinetic Concepts/KCI U.S.A., Inc.(d)
11/01/18	10.500%	51,000	49,980
Multiplan, Inc.(d)
09/01/18	9.875%	120,000	125,100
Omnicare, Inc.
06/01/20	7.750%	46,000	49,393
Radnet Management, Inc.
04/01/18	10.375%	26,000	22,880
Rural/Metro Corp. Senior Unsecured(d)
07/15/19	10.125%	41,000	38,745
STHI Holding Corp. Secured(d)
03/15/18	8.000%	37,000	38,018
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	160,000	158,800
02/01/19	7.750%	43,000	41,280

Total			3,779,462
Healthcare Insurance 0.1%
Cigna Corp. Senior Unsecured
02/15/42	5.375%	900,000	894,827
Home Construction —%
Shea Homes LP/Funding Corp. Senior Secured (d)
05/15/19	8.625%	72,000	67,320
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	850,000	963,517
Antero Resources Finance Corp.
12/01/17	9.375%	4,000	4,320
Antero Resources Finance Corp. (d)
08/01/19	7.250%	6,000	6,150
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	30,000	30,338
Canadian Natural Resources Ltd. Senior Unsecured (b)
05/15/17	5.700%	775,000	916,330
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	176,000	177,760
Carrizo Oil & Gas, Inc.(d)
10/15/18	8.625%	7,000	7,070
Chaparral Energy, Inc.
10/01/20	9.875%	40,000	43,200
09/01/21	8.250%	86,000	87,075
Chesapeake Energy Corp.
08/15/20	6.625%	130,000	138,775
11/15/20	6.875%	86,000	92,020
02/15/21	6.125%	156,000	160,290
Concho Resources, Inc.
01/15/21	7.000%	214,000	229,782
01/15/22	6.500%	19,000	19,855
Independent Energy (cont.)
Continental Resources, Inc.
10/01/19	8.250%	$3,000	$3,300
04/01/21	7.125%	88,000	95,370
Denbury Resources, Inc.
03/01/16	9.750%	73,000	80,483
Encana Corp. Senior Unsecured (b)
11/15/21	3.900%	775,000	778,569
Goodrich Petroleum Corp.(d)
03/15/19	8.875%	53,000	53,000
Hilcorp Energy I LP/Finance Co. (d) Senior Notes
02/15/20	8.000%	13,000	13,910
04/15/21	7.625%	97,000	101,607
Kodiak Oil & Gas Corp.(b)(d)
12/01/19	8.125%	150,000	155,437
Laredo Petroleum, Inc. (d)
02/15/19	9.500%	170,000	180,200
MEG Energy Corp.(b)(d)
03/15/21	6.500%	102,000	104,295
Nexen, Inc. Senior Unsecured(b)
03/10/35	5.875%	850,000	867,381
Oasis Petroleum, Inc.
02/01/19	7.250%	106,000	109,710
11/01/21	6.500%	80,000	79,400
Petrohawk Energy Corp.
08/15/18	7.250%	77,000	86,625
06/01/19	6.250%	24,000	26,400
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	40,000	43,100
Range Resources Corp.
05/01/18	7.250%	1,000	1,065
05/15/19	8.000%	67,000	74,705
06/01/21	5.750%	46,000	49,795
SM Energy Co. Senior Unsecured(d)
11/15/21	6.500%	36,000	37,080
WPX Energy, Inc. Senior Unsecured(d)
01/15/22	6.000%	62,000	63,473
Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,180
Woodside Finance Ltd.(b)(d)
11/10/14	4.500%	825,000	868,376

Total			6,753,943
Integrated Energy 0.1%
Petro-Canada Senior Unsecured(b)
05/15/18	6.050%	775,000	912,307
Life Insurance 0.3%
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	600,000	729,815
MetLife, Inc. Senior Unsecured
08/15/18	6.817%	900,000	1,070,584

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	4

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Life Insurance (cont.)
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	$775,000	$850,834

Total			2,651,233
Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	48,000	51,240
01/15/19	7.000%	70,000	72,975
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	60,000	66,450
CSC Holdings LLC(d) Senior Unsecured
11/15/21	6.750%	33,000	34,733
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(d)
11/15/17	8.625%	126,000	133,560
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	800,000	856,175
DISH DBS Corp.
02/01/16	7.125%	79,000	85,122
09/01/19	7.875%	120,000	135,600
06/01/21	6.750%	31,000	33,403
Insight Communications Co., Inc. Senior Unsecured(d)
07/15/18	9.375%	45,000	51,413
Kabel BW GmbH Senior Secured(b)(d)
03/15/19	7.500%	60,000	63,000
Quebecor Media, Inc. Senior Unsecured(b)
03/15/16	7.750%	118,000	121,245
Videotron Ltee(b)
04/15/18	9.125%	54,000	59,467

Total			1,764,383
Media Non-Cable 0.6%
AMC Networks, Inc.(d)
07/15/21	7.750%	76,000	82,650
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	42,000	35,385
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	83,000	89,640
Cumulus Media, Inc.(d)
05/01/19	7.750%	13,000	11,505
EH Holding Corp.(d)
06/15/21	7.625%	84,000	88,200
Senior Secured
06/15/19	6.500%	36,000	37,530
Intelsat Jackson Holdings SA(b)
06/15/16	11.250%	80,000	84,050
10/15/20	7.250%	167,000	169,505
Intelsat Luxembourg SA PIK(b)
02/04/17	11.500%	56,000	54,040
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	950,000	1,116,643
Media Non-Cable (cont.)
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	$79,000	$78,309
News America, Inc.
03/15/33	6.550%	1,000,000	1,088,912
Nielsen Finance LLC/Co.
10/15/18	7.750%	157,000	169,560
Salem Communications Corp. Secured
12/15/16	9.625%	68,000	71,740
Sinclair Television Group, Inc. Secured(d)
11/01/17	9.250%	111,000	120,990
TCM Sub LLC(d)
01/15/15	3.550%	1,000,000	1,052,303
Univision Communications, Inc.(d)
05/15/21	8.500%	50,000	45,500
Senior Secured
11/01/20	7.875%	98,000	99,470
XM Satellite Radio, Inc.(d)
11/01/18	7.625%	162,000	171,720

Total			4,667,652
Metals 0.4%
Alpha Natural Resources, Inc.
06/01/19	6.000%	92,000	89,240
ArcelorMittal Senior Unsecured(b)
03/01/21	5.500%	985,000	904,140
Arch Coal, Inc.(d)
06/15/19	7.000%	123,000	126,075
06/15/21	7.250%	63,000	64,733
Calcipar SA Senior Secured(b)(d)
05/01/18	6.875%	40,000	36,000
Consol Energy, Inc.
04/01/20	8.250%	165,000	182,325
FMG Resources August 2006 Proprietary Ltd.(b)(d)
11/01/15	7.000%	125,000	126,250
02/01/16	6.375%	141,000	136,770
Senior Notes
11/01/19	8.250%	82,000	82,820
JMC Steel Group Senior Notes(d)
03/15/18	8.250%	58,000	56,550
Novelis, Inc.(b)
12/15/20	8.750%	78,000	83,655
Peabody Energy Corp.(d)
11/15/18	6.000%	90,000	91,800
11/15/21	6.250%	60,000	62,100
Rain CII Carbon LLC/Corp. Senior Secured(d)
12/01/18	8.000%	83,000	84,867
Vale Overseas Ltd.(b)
01/23/17	6.250%	800,000	901,534

Total			3,028,859
Non-Captive Consumer —%
SLM Corp. Senior Notes
01/25/16	6.250%	43,000	41,817
Non-Captive Consumer (cont.)
Senior Unsecured
03/25/20	8.000%	$102,000	$103,020
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	107,000	77,307

Total			222,144
Non-Captive Diversified 0.5%
Ally Financial, Inc.
03/15/20	8.000%	494,000	506,350
CIT Group, Inc. Secured
05/01/17	7.000%	47,000	47,000
CIT Group, Inc.(d) Secured
05/02/16	7.000%	140,000	139,825
05/02/17	7.000%	144,000	143,820
04/01/18	6.625%	158,000	162,345
Ford Motor Credit Co. LLC Senior Unsecured
01/15/20	8.125%	87,000	102,405
02/01/21	5.750%	419,000	436,653
General Electric Capital Corp. Senior Unsecured(e)
09/15/14	0.806%	2,500,000	2,398,305
International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	59,000	60,918
05/15/19	6.250%	71,000	65,589
12/15/20	8.250%	238,000	240,380
01/15/22	8.625%	45,000	45,522

Total			4,349,112
Oil Field Services 0.1%
Green Field Energy Services, Inc. Senior Secured(d)
11/15/16	13.000%	110,000	106,700
Offshore Group Investments Ltd. Senior Secured(b)
08/01/15	11.500%	170,000	183,812
Weatherford International, Inc.
06/15/37	6.800%	850,000	950,822

Total			1,241,334
Other Industry —%
Interline Brands, Inc.
11/15/18	7.000%	47,000	48,645
Packaging 0.1%
Ardagh Packaging Finance PLC Senior Secured(b)(d)
10/15/17	7.375%	89,000	89,890
Ball Corp.
09/01/19	7.375%	56,000	61,320
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	46,000	48,070
Greif, Inc. Senior Unsecured
02/01/17	6.750%	55,000	57,475

The accompanying Notes to Financial Statements are an integral part of this statement.

5	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Balanced Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Packaging (cont.)
Reynolds Group Issuer, Inc./LLC(d) Senior Secured
04/15/19	7.125%	$118,000	$120,065
08/15/19	7.875%	131,000	136,895
02/15/21	6.875%	34,000	33,745
Senior Unsecured
08/15/19	9.875%	186,000	180,420

Total			727,880
Paper —%
Cascades, Inc.(b)
12/15/17	7.750%	96,000	95,040
Graphic Packaging International, Inc.
06/15/17	9.500%	95,000	104,025
10/01/18	7.875%	21,000	22,365
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	60,000	36,600

Total			258,030
Pharmaceuticals 0.2%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	27,000	28,721
Grifols, Inc.
02/01/18	8.250%	116,000	121,800
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(d)
12/01/19	9.500%	26,000	27,300
Mylan, Inc.(d)
11/15/18	6.000%	85,000	87,444
Roche Holdings, Inc.(d)
03/01/19	6.000%	925,000	1,124,257

Total			1,389,522
Property & Casualty 0.5%
Berkshire Hathaway, Inc. Senior Unsecured(e)
08/15/14	1.157%	1,100,000	1,102,463
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	700,000	780,150
Liberty Mutual Group, Inc.(d)
06/01/21	5.000%	775,000	759,427
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	650,000	737,800
Travelers Companies, Inc. (The) Senior Unsecured
05/15/18	5.800%	850,000	999,129

Total			4,378,969
Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	445,000	453,622
Canadian Pacific Railway Co. Senior Unsecured(b)
03/15/23	4.450%	825,000	830,530

Total			1,284,152
Refining —%
United Refining Co. Senior Secured
02/28/18	10.500%	$41,000	$38,335
REITs 0.3%
Duke Realty LP Senior Unsecured
08/15/19	8.250%	600,000	705,014
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	750,000	760,468
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	750,000	979,248

Total			2,444,730
Retailers 0.2%
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	35,000	34,212
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	650,000	758,447
Limited Brands, Inc.
04/01/21	6.625%	35,000	37,100
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	650,000	717,450
Needle Merger Sub Corp. Senior Unsecured(d)
03/15/19	8.125%	23,000	21,908
Number Merger Sub, Inc. Senior Notes(d)
12/15/19	11.000%	38,000	38,380
QVC, Inc.(d) Senior Secured
10/01/19	7.500%	48,000	51,840
10/15/20	7.375%	44,000	47,300
Rite Aid Corp.
06/15/17	9.500%	70,000	63,875
Senior Secured
08/15/20	8.000%	90,000	99,450
Sally Holdings LLC/Capital, Inc.(d)
11/15/19	6.875%	25,000	26,000

Total			1,895,962
Supermarkets 0.1%
Kroger Co. (The)
07/15/40	5.400%	550,000	592,541
Technology 0.4%
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	164,000	167,690
06/01/21	6.625%	14,000	13,475
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	38,000	39,520
01/15/20	6.875%	43,000	45,795
CDW LLC / Finance Corp.
04/01/19	8.500%	116,000	116,870
Senior Secured
12/15/18	8.000%	49,000	51,083
Cardtronics, Inc.
09/01/18	8.250%	104,000	113,360
Technology (cont.)
CommScope, Inc.(d)
01/15/19	8.250%	$50,000	$50,000
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	48,000	50,880
First Data Corp.(d)
01/15/21	12.625%	160,000	139,200
Senior Secured
06/15/19	7.375%	59,000	55,460
08/15/20	8.875%	80,000	80,000
Freescale Semiconductor, Inc. Senior Secured(b)(d)
04/15/18	9.250%	75,000	80,156
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	850,000	871,616
Interactive Data Corp.
08/01/18	10.250%	92,000	100,740
NXP BV/Funding LLC Senior Secured(b)(d)
08/01/18	9.750%	171,000	187,245
Oracle Corp. Senior Unsecured
04/15/38	6.500%	700,000	945,899
iGate Corp.(d)
05/01/16	9.000%	76,000	79,040

Total			3,188,029
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	27,000	26,798
03/15/20	9.750%	65,000	66,787
ERAC U.S.A. Finance LLC(d)
10/15/37	7.000%	720,000	866,213
Hertz Corp. (The)
10/15/18	7.500%	94,000	98,230
01/15/21	7.375%	34,000	34,553

Total			1,092,581
Wireless 0.5%
America Movil SAB de CV(b)
11/15/17	5.625%	500,000	574,770
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(d)
05/01/17	7.750%	74,000	79,735
Cricket Communications, Inc.
10/15/20	7.750%	81,000	70,875
Senior Secured
05/15/16	7.750%	119,000	122,867
MetroPCS Wireless, Inc.
09/01/18	7.875%	112,000	113,680
11/15/20	6.625%	10,000	9,325
NII Capital Corp.
04/01/21	7.625%	79,000	78,408
Nextel Communications, Inc.
08/01/15	7.375%	98,000	89,670
Rogers Communications, Inc.(b)
08/15/18	6.800%	740,000	901,294
SBA Telecommunications, Inc.
08/15/16	8.000%	80,000	86,200
08/15/19	8.250%	133,000	144,637

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	6

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wireless (cont.)
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	$50,000	$44,813
Sprint Nextel Corp.(d)
11/15/18	9.000%	309,000	324,064
Senior Unsecured
11/15/21	11.500%	62,000	61,303
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	905,000	908,682
Wind Acquisition Finance SA(b)(d) Secured
07/15/17	11.750%	39,000	34,905
Senior Secured
02/15/18	7.250%	203,000	183,207

Total			3,828,435
Wirelines 1.0%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,100,000	1,399,243
Cincinnati Bell, Inc.
10/15/20	8.375%	32,000	31,920
Deutsche Telekom International Finance BV(b)
03/23/16	5.750%	400,000	445,151
Embarq Corp. Senior Unsecured
06/01/36	7.995%	915,000	948,112
France Telecom SA Senior Unsecured(b)
09/14/16	2.750%	1,200,000	1,203,234
Frontier Communications Corp. Senior Unsecured
04/15/15	7.875%	39,000	39,536
04/15/17	8.250%	57,000	58,282
04/15/22	8.750%	28,000	27,720
Integra Telecom Holdings, Inc. Senior Secured(d)
04/15/16	10.750%	25,000	20,125
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	58,000	61,770
Level 3 Financing, Inc.
02/15/17	8.750%	30,000	30,525
02/01/18	10.000%	21,000	22,260
04/01/19	9.375%	155,000	161,781
Level 3 Financing, Inc.(d) Senior Unsecured
07/01/19	8.125%	21,000	20,685
PAETEC Holding Corp.
12/01/18	9.875%	124,000	136,400
Senior Secured
06/30/17	8.875%	64,000	69,120
Qwest Communications International, Inc.
04/01/18	7.125%	154,000	160,160
Telecom Italia Capital SA(b)
07/18/36	7.200%	1,040,000	858,986
Telefonica Emisiones SAU(b)
01/15/15	4.949%	1,290,000	1,283,215
Tw telecom holdings, Inc.
03/01/18	8.000%	65,000	69,225
Wirelines (cont.)
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	$1,395,000	$1,624,401
Windstream Corp.
11/01/17	7.875%	102,000	110,415

Total			8,782,266
Total Corporate Bonds & Notes
(Cost: $102,786,071)			$104,458,661

Residential Mortgage-Backed Securities — Agency 14.3%
Federal Home Loan Mortgage Corp.(h)
02/01/17- 07/01/32	6.500%	$1,612,849	$1,832,666
05/01/18- 06/01/38	5.500%	11,033,420	11,985,314
08/01/18- 05/01/41	5.000%	15,658,658	16,859,137
12/01/23- 06/01/37	6.000%	11,479,099	12,635,891
04/01/32	7.000%	237,261	272,648
05/01/39- 06/01/41	4.500%	14,070,124	14,916,874
CMO Series 3840 Class AU
05/15/37	3.500%	3,323,750	3,452,939
CMO Series 3856 Class EA
10/15/18	3.000%	2,502,914	2,591,874
Federal Home Loan Mortgage Corp.(h)(i)
01/01/42	3.500%	18,355,000	18,845,424
01/01/42	4.000%	11,825,000	12,401,469
Federal National Mortgage Association(e)(h)
08/01/34	5.476%	319,202	341,878
Federal National Mortgage Association(h)
11/01/16- 12/01/28	6.000%	593,639	652,308
06/01/17- 09/01/32	6.500%	797,201	895,773
04/01/18	4.500%	268,950	287,979
11/01/18- 12/01/32	7.000%	2,136,889	2,475,506
07/01/23- 06/01/40	5.000%	4,102,622	4,447,735
08/01/23- 03/01/38	5.500%	4,058,298	4,440,685
Federal National Mortgage Association(h)(i)
01/01/42	4.000%	6,150,000	6,460,383
Federal National Mortgage Association(h)(j)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	1,533,621	270,754
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	623,263	47,745
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	118,184	3,654
Federal National Mortgage Association(h)(k)
10/01/40	4.500%	2,722,778	2,899,704
Government National Mortgage Association(h)
09/15/33	5.000%	918,712	1,023,532
10/15/33	5.500%	890,156	1,010,744
Total Residential Mortgage-Backed Securities — Agency
(Cost: $118,360,979)			$121,052,616
Residential Mortgage-Backed Securities — Non-Agency 0.1%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1(d)(h)
05/25/35	4.750%	$998,860	$1,007,288
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $993,866)			$1,007,288

Commercial Mortgage-Backed Securities — Agency 1.7%
Federal National Mortgage Association CMO Series 2002-M2 Class C(h)
08/25/12	4.717%	$104,621	$105,761
Government National Mortgage Association(e)(h) CMO Series 2010-52 Class AE
06/16/36	4.115%	1,768,211	1,871,505
Government National Mortgage Association(h) CMO Series 2007-13 Class C
06/16/40	5.020%	921,844	987,425
CMO Series 2010-102 Class AE
11/16/39	3.500%	1,894,979	1,992,133
CMO Series 2011-109 Class A
07/16/32	2.450%	1,924,115	1,954,659
CMO Series 2011-149 Class A
10/16/46	3.000%	834,050	870,766
CMO Series 2011-64 Class A
08/16/34	2.380%	2,757,518	2,809,142
CMO Series 2011-64 Class AD
11/16/38	2.700%	815,373	839,041
CMO Series 2011-78 Class A
08/16/34	2.250%	3,133,361	3,179,146
Total Commercial Mortgage-Backed Securities — Agency
(Cost: $14,573,757)			$14,609,578

Commercial Mortgage-Backed Securities — Non-Agency 3.5%
Americold LLC Trust Series 2010-ARTA Class A1(d)(h)
01/14/29	3.847%	$602,888	$631,170
Banc of America Merrill Lynch Commercial Mortgage, Inc.(h) Series 2005-3 Class A3A
07/10/43	4.621%	675,000	686,718
Series 2005-3 Class A4
07/10/43	4.668%	625,000	676,798
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(h)
12/11/49	5.322%	1,075,000	1,137,672
Commercial Mortgage Pass-Through Certificates(d)(h) Series 2011-THL Class A
06/09/28	3.376%	1,715,000	1,738,545
Commercial Mortgage Pass-Through Certificates(h) Series 2006-C8 Class AAB
12/10/46	5.291%	1,180,000	1,254,076
Credit Suisse First Boston Mortgage Securities Corp.(e)(h) Series 2004-C1 Class A4
01/15/37	4.750%	705,000	738,509
Credit Suisse First Boston Mortgage Securities Corp.(h) Series 2004-C2 Class A1
05/15/36	3.819%	112,128	113,453

The accompanying Notes to Financial Statements are an integral part of this statement.

7	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Balanced Fund

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (continued)
DBUBS Mortgage Trust Series 2011-LC1A Class A3(d)(h)
11/10/46	5.002%	$225,000	$253,377
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB(h)
12/10/41	4.702%	1,309,440	1,355,016
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(e)(h)(l)
08/10/45	5.790%	1,050,000	125,055
General Electric Capital Assurance Co.(d)(e)(h) Series 2003-1 Class A4
05/12/35	5.254%	598,927	630,856
Series 2003-1 Class A5
05/12/35	5.743%	400,000	471,424
Greenwich Capital Commercial Funding Corp.(h) Series 2005-GG3 Class AAB
08/10/42	4.619%	1,414,767	1,453,561
Series 2007-GG9 Class A4
03/10/39	5.444%	2,125,000	2,300,070
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(h) Series 2009-IWST Class A2
12/05/27	5.633%	500,000	570,995
Series 2010-C1 Class A1
06/15/43	3.853%	484,390	506,400
Series 2010-C2 Class A3
11/15/43	4.070%	300,000	314,819
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	731,155
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	710,614
JPMorgan Chase Commercial Mortgage Securities Corp.(e)(h) Series 2005-LDP3 Class ASB
08/15/42	4.893%	573,306	601,464
Series 2005-LDP5 Class A4
12/15/44	5.205%	950,000	1,053,245
Series 2006-LDP6 Class ASB
04/15/43	5.490%	221,835	234,394
JPMorgan Chase Commercial Mortgage Securities Corp.(h) Series 2002-CIB5 Class A2
10/12/37	5.161%	1,240,000	1,265,152
Series 2003-ML1A Class A1
03/12/39	3.972%	194,349	195,234
Series 2005-LDP2 Class A3
07/15/42	4.697%	316,670	319,084
LB-UBS Commercial Mortgage Trust(e)(h) Series 2006-C4 Class AAB
06/15/32	5.845%	965,257	1,028,968
Series 2007-C7 Class A3
09/15/45	5.866%	850,000	929,220
LB-UBS Commercial Mortgage Trust(h) Series 2004-C2 Class A3
03/15/29	3.973%	530,505	540,473
Morgan Stanley Capital I(d)(e)(h) Series 2011-C1 Class A4
09/15/47	5.033%	450,000	500,273
Morgan Stanley Capital I(e)(h) Series 2006-T23 Class AAB
08/12/41	5.801%	789,146	830,601
Morgan Stanley Reremic Trust(d)(e)(h) Series 2009-GG10 Class A4A
08/12/45	5.790%	1,325,000	1,485,511
Series 2010-GG10 Class A4A
08/15/45	5.790%	$2,075,000	$2,326,365
Wachovia Bank Commercial Mortgage Trust(e)(h) Series 2005- C22 Class AM
12/15/44	5.319%	300,000	305,406
Wachovia Bank Commercial Mortgage Trust(h) Series 2006-C24 Class APB
03/15/45	5.576%	519,846	537,765
Series 2006-C27 Class APB
07/15/45	5.727%	809,573	829,984
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $29,236,431)			$29,383,422

Asset-Backed Securities — Non-Agency 0.7%
Access Group, Inc. Series 2005-1 Class A1(e)
06/22/18	0.650%	$105,970	$105,353
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A(d)
08/20/14	3.630%	400,000	409,537
DT Auto Owner Trust(d) Series 2009-1 Class A1
10/15/15	2.980%	331,232	331,454
Series 2010-1A Class A2
12/17/12	0.990%	125,919	125,912
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(d)(e)
04/26/37	0.387%	400,188	392,399
GTP Towers Issuer LLC(d)
02/15/15	4.436%	300,000	298,141
Hertz Vehicle Financing LLC(d) Series 2009-2A Class A1
03/25/14	4.260%	900,000	925,936
Series 2010-1A Class A1
02/25/15	2.600%	500,000	508,832
National Collegiate Student Loan Trust CMO IO Series 2006-3 Class AIO(j)
01/25/12	7.100%	1,955,526	765
SBA Tower Trust(d)
04/15/40	4.254%	1,000,000	1,011,596
SLM Student Loan Trust Series 2006-C Class A2(e)
09/15/20	0.596%	310,793	308,153
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%	431,080	431,265
Sierra Receivables Funding Co. LLC(d) Series 2010-1A Class A1
07/20/26	4.480%	102,122	105,763
Series 2010-2A Class A
11/20/25	3.840%	203,386	207,657
Series 2010-3A Class A
11/20/25	3.510%	187,811	192,597
Sierra Receivables Funding Co. LLC(d)(e) Series 2007-2A Class A2 (NPFGC)
09/20/19	1.285%	470,869	445,859
Total Asset-Backed Securities — Non-Agency
(Cost: $5,738,540)			$5,801,219
Inflation-Indexed Bonds 0.4%
U.S. Treasury Inflation-Indexed Bond
07/15/15	1.875%	$684,514	$754,891
07/15/17	2.625%	1,092,540	1,300,550
01/15/29	2.500%	817,362	1,090,475
Total Inflation-Indexed Bonds
(Cost: $2,783,658)			$3,145,916

U.S. Treasury Obligations 2.2%
U.S. Treasury
03/31/13	0.750%	$1,200,000	$1,208,344
02/15/21	3.625%	968,000	1,123,863
08/15/40	3.875%	13,400,000	16,063,250
Total U.S. Treasury Obligations
(Cost: $16,498,780)			$18,395,457

Foreign Government Obligations 0.8%
Canada 0.7%
Province of Nova Scotia Senior Unsecured(b)
01/26/17	5.125%	$1,700,000	$1,979,584
Province of Ontario Senior Unsecured(b)
12/15/17	3.150%	2,000,000	2,120,678
Province of Quebec Senior Unsecured(b)
05/14/18	4.625%	1,750,000	2,012,129

Total			6,112,391
Mexico 0.1%
Pemex Project Funding Master Trust(b)
01/21/21	5.500%	900,000	976,500
Total Foreign Government Obligations
(Cost: $6,879,875)			$7,088,891

Municipal Bonds 0.2%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	$1,550,000	$1,623,594
Total Municipal Bonds
(Cost: $1,580,888)			$1,623,594

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans —%
Gaming —%
Caesars Octavius LLC Tranche B Term Loan(m)
04/25/17	9.250%	$43,000	$40,807
ROC Finance LLC Tranche B Term Loan(m)
08/19/17	8.500%	26,000	25,935

Total			$66,742

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	8

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (m)
03/18/19	7.500%	$103,000	$100,039
Total Senior Loans
(Cost: $166,243)			$166,781

Issuer	Shares	Value
Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (a)	110	$5,060
Total Warrants
(Cost: $4,452)		$5,060

	Shares	Value
Money Market Funds 5.2%
Columbia Short-Term Cash Fund, 0.141% (n)(o)	44,050,011	$44,050,011
Total Money Market Funds
(Cost: $44,050,011)		$44,050,011

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 10.6%
Asset-Backed Commercial Paper 0.4%
Atlantis One
02/01/12	0.370%	$999,568	$999,568
Royal Park Investments Funding Corp.
01/05/12	1.000%	1,999,611	1,999,611

Total			2,999,179
Certificates of Deposit 0.9%
Natixis
01/04/12	1.000%	4,000,000	4,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	3,993,691	3,993,691

Total			$7,993,691
Repurchase Agreements 9.3%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $2,000,018(p)
	0.080%	2,000,000	2,000,000
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $6,998,839(p)
	0.050%	6,998,800	6,998,800
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $7,000,078(p)
	0.100%	7,000,000	7,000,000
Repurchase Agreements (cont.)
Natixis Financial Products, Inc.(p) dated 12/30/11, matures 01/03/12, repurchase price $2,000,011
	0.050%	$2,000,000	$2,000,000
repurchase price $5,000,028
	0.050%	5,000,000	5,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(p)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $16,000,249(p)
	0.140%	16,000,000	16,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $34,567,558(p)
	0.080%	34,567,251	34,567,251

Total			78,566,051
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $89,558,921)			$89,558,921
Total Investments
(Cost: $935,481,660)			$973,442,939
Other Assets & Liabilities, Net			(126,562,486)
Net Assets			$846,880,453

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 5-year	(126)	$(15,530,484)	April 2012	$—	$(68,142)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $100,586,941 or 11.88% of net assets.

(c)	At December 31, 2011, security was partially or fully on loan.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $34,995,916 or 4.13% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

9	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Balanced Fund

Notes to Portfolio of Investments (continued)

(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $652,846, representing 0.08% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
United Artists Theatre Circuit, Inc. 1955-A Pass-Through Certificates 9.30% 07/01/15	12/08/95 — 08/12/96	$654,771
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $652,846, which represents 0.08% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Represents a security purchased on a when-issued or delayed delivery basis.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(k)

At December 31, 2011, investments in securities included securities valued at $144,985 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2011 the value of these securities amounted to $125,055, which represents 0.01% of net assets.

(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of December 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(o)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$15,311,808	$389,797,537	$(361,059,334)	$—	$44,050,011	$60,281	$44,050,011

(p)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$580,645
Freddie Mac REMICS	1,411,414
Government National Mortgage Association	47,941
Total Market Value of Collateral Securities	$2,040,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$4,417,580
Freddie Mac REMICS	2,174,700
Government National Mortgage Association	546,496
Total Market Value of Collateral Securities	$7,138,776

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	10

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$4,637,556
Federal National Mortgage Association	63,822
Freddie Mac Gold Pool	1,624,775
Freddie Mac Non Gold Pool	530,907
Ginnie Mae I Pool	282,609
Ginnie Mae II Pool	331
Total Market Value of Collateral Securities	$7,140,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$970,758
Fannie Mae REMICS	2,198,424
Federal Home Loan Mortgage Corp	1,616,801
Federal National Mortgage Association	314,048
Total Market Value of Collateral Securities	$5,100,031

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$999,696
Federal National Mortgage Association	491,503
United States Treasury Note/Bond	548,817
Total Market Value of Collateral Securities	$2,040,016

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$2,525,784
Ginnie Mae I Pool	1,251,535
Ginnie Mae II Pool	1,322,681
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$4,149,461
Fannie Mae REMICS	1,512,961
Fannie Mae Whole Loan	5,000
Fannie Mae-Aces	18,361
Federal Farm Credit Bank	140,920
Federal Home Loan Banks	158,936
Federal Home Loan Mortgage Corp	126,547
Federal National Mortgage Association	262,551
Freddie Mac Gold Pool	1,782,664
Freddie Mac Non Gold Pool	534,658
Freddie Mac Reference REMIC	43
Freddie Mac REMICS	1,206,875
Ginnie Mae I Pool	2,076,164
Ginnie Mae II Pool	2,781,450
Government National Mortgage Association	682,610
United States Treasury Bill	25,698
United States Treasury Note/Bond	834,245
United States Treasury Strip Coupon	20,857
Total Market Value of Collateral Securities	$16,320,001

The accompanying Notes to Financial Statements are an integral part of this statement.

11	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Balanced Fund

Notes to Portfolio of Investments (continued)

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$10,652,975
Freddie Mac REMICS	3,746,614
Government National Mortgage Association	20,859,007
Total Market Value of Collateral Securities	$35,258,596

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	12

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

13	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Balanced Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$41,672,870	$—	$—	$41,672,870
Consumer Staples	64,756,861	—	—	64,756,861
Energy	71,066,835	—	—	71,066,835
Financials	73,049,734	—	—	73,049,734
Health Care	69,306,287	—	—	69,306,287
Industrials	59,410,485	—	—	59,410,485
Information Technology	132,020,815	—	—	132,020,815
Materials	13,657,063	—	—	13,657,063
Telecommunication Services	5,452,536	—	—	5,452,536
Utilities	2,702,038	—	—	2,702,038
Warrants
Energy	—	5,060	—	5,060
Total Equity Securities	533,095,524	5,060	—	533,100,584
Bonds
Corporate Bonds & Notes
Electric	—	7,041,966	39,368	7,081,334
Entertainment	—	235,110	652,846	887,956
All Other Industries	—	96,489,371	—	96,489,371
Residential Mortgage-Backed Securities — Agency	—	121,052,616	—	121,052,616
Residential Mortgage-Backed Securities — Non-Agency	—	1,007,288	—	1,007,288
Commercial Mortgage-Backed Securities — Agency	—	14,609,578	—	14,609,578
Commercial Mortgage-Backed Securities — Non-Agency	—	29,383,422	—	29,383,422
Asset-Backed Securities — Non-Agency	—	5,801,219	—	5,801,219
Inflation-Indexed Bonds	—	3,145,916	—	3,145,916
U.S. Treasury Obligations	18,395,457	—	—	18,395,457
Foreign Government Obligations	—	7,088,891	—	7,088,891
Municipal Bonds	—	1,623,594	—	1,623,594
Total Bonds	18,395,457	287,478,971	692,214	306,566,642
Other
Senior Loans	—	166,781	—	166,781
Money Market Funds	44,050,011	—	—	44,050,011
Investments of Cash Collateral Received for Securities on Loan	—	89,558,921	—	89,558,921
Total Other	44,050,011	89,725,702	—	133,775,713
Investments in Securities	595,540,992	377,209,733	692,214	973,442,939
Derivatives(c)
Liabilities
Futures Contracts	(68,142)	—	—	(68,142)
Total	$595,472,850	$377,209,733	$692,214	$973,374,797

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on comparable securities, and the utilization of single market quotations from broker dealers.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	14

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

Fair Value Measurements (continued)

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Futures contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities — Non-Agency	Total
Balance as of December 31, 2010	$813,215	$850,000	$1,663,215
Accrued discounts/premiums	4,138	—	4,138
Realized gain (loss)	(13,817)	(21,250)	(35,067)
Change in unrealized appreciation (depreciation)*	(15,962)	—	(15,962)
Sales	(859,852)	(828,750)	(1,688,602)
Purchases	764,492	—	764,492
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2011	$692,214	$ —	$ 692,214

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(15,962).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;
(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;
(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and
(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

15	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Asset-Backed Commercial Paper 20.5%
CRC Funding LLC
01/05/12	0.100%	$8,000,000	$7,999,867
Charta LLC
01/03/12	0.010%	30,000,000	29,999,975
FCAR Owner Trust Series I
02/01/12	0.250%	14,500,000	14,496,778
Fairway Finance Co. LLC(a)
01/20/12	0.210%	7,000,000	6,999,144
02/16/12	0.220%	10,000,000	9,997,128
Jupiter Securitization Co. LLC
01/17/12	0.130%	10,000,000	9,999,339
02/14/12	0.180%	14,000,000	13,996,850
Market Street Funding LLC(a)
01/03/12	0.040%	13,500,000	13,499,944
01/23/12	0.140%	17,000,000	16,998,479
02/09/12	0.130%	3,000,000	2,999,566
Metlife Short Term Funding LLC(a)
01/04/12	0.190%	10,000,000	9,999,733
01/05/12	0.200%	10,000,000	9,999,667
02/13/12	0.320%	10,000,000	9,996,089
Thunder Bay Funding LLC(a)
03/01/12	0.220%	12,000,000	11,995,527
03/21/12	0.220%	10,000,000	9,995,050
Total Asset-Backed Commercial Paper
(Cost: $178,973,136)			$178,973,136

Commercial Paper 23.8%
Banking 12.6%
ANZ National International Ltd.(a)
01/27/12	0.080%	$2,999,820	$2,999,820
Bank Of Nova Scotia Trust Co.
01/04/12	0.020%	29,999,933	29,999,933
Barclays U.S. Funding Corp.
01/03/12	0.070%	21,999,835	21,999,835
Canadian Imperial Holdings, Inc.
01/06/12	0.030%	29,999,850	29,999,850
State Street Corp.
01/10/12	0.180%	10,000,000	9,999,445
02/01/12	0.200%	15,000,000	14,997,333

Total			109,996,216
Life Insurance 3.4%
New York Life Capital Corp.
03/12/12	0.160%	29,990,400	29,990,400
Non-Captive Diversified 3.4%
General Electric Capital Corp.
01/03/12	0.020%	29,999,925	29,999,925
Other Financial Institutions 2.9%
Cafco LLC
01/23/12	0.100%	24,998,403	24,998,403
Pharmaceuticals 1.5%
Roche Holdings, Inc.
02/06/12	0.060%	12,999,198	12,999,198
Total Commercial Paper
(Cost: $207,984,142)			$207,984,142

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Certificates of Deposit 18.2%
Bank Of Montreal
01/04/12	0.060%	$30,000,000	$30,000,000
Chase Bank U.S.A.
01/03/12	0.010%	30,000,000	30,000,000
Citibank
01/09/12	0.090%	25,000,000	25,000,000
Royal Bank Of Canada
01/03/12	0.010%	29,000,000	29,000,000
Toronto Dominion Bank
02/07/12	0.090%	30,000,000	30,000,000
Westpac Banking Corp.(b)
07/03/12	0.558%	15,000,000	15,000,000
Total Certificates of Deposit
(Cost: $159,000,000)			$159,000,000

U.S.Government & Agency Obligations 21.1%
Federal Home Loan Bank Discount Notes
02/08/12	0.010%	$13,000,000	$12,999,859
02/22/12	0.010%	26,000,000	25,999,617
03/14/12	0.010%	9,401,000	9,400,768
Federal Home Loan Banks
09/19/12	0.350%	10,000,000	10,000,000
12/10/12	0.300%	9,000,000	9,000,000
Federal Home Loan Banks(b)
01/19/12	0.170%	4,000,000	4,000,000
01/24/12	0.170%	8,000,000	8,000,000
02/02/12	0.170%	9,000,000	9,000,000
09/05/12	0.190%	19,000,000	19,000,000
Federal Home Loan Mortgage Corp. Discount Notes
03/15/12	0.010%	20,000,000	19,999,584
05/09/12	0.040%	37,000,000	36,994,656
05/22/12	0.040%	20,000,000	19,996,822
Total U.S. Government & Agency Obligations
(Cost: $184,391,306)			$184,391,306

U.S. Government-Insured Debt 4.1%
Straight-A Funding LLC(c)
U.S. Treasury Government Guaranty
01/11/12	0.110%	$15,000,000	$14,999,450
02/14/12	0.150%	20,774,000	20,770,105
Total U.S. Government-Insured Debt
(Cost: $35,769,555)			$35,769,555

Treasury Note Short-Term 8.8%
U.S. Treasury Bills
01/05/12	0.020%	$37,000,000	$36,999,873
01/12/12	0.040%	40,000,000	39,999,467
Total Treasury Note Short-Term
(Cost: $76,999,340)			$76,999,340

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities — Non-Agency 3.5%
ABS Other 0.6%
CNH Equipment Trust Series 2011-C Class A1
01/04/13	0.548%	$3,300,000	$3,300,000
GE Equipment Small Ticket LLC Series 2011-2A Class A1 (a)
11/21/12	0.507%	2,329,714	2,329,714

Total			5,629,714
Car Loan 2.9%
AmeriCredit Automobile Receivables Trust
Series 2011-4 Class A1
10/09/12	0.339%	4,377,591	4,377,591
Series 2011-5 Class A1
11/08/12	0.433%	2,749,351	2,749,351
Enterprise Fleet Financing LLC (a)
Series 2011-2 Class A1
07/20/12	0.384%	3,405,230	3,405,230
Series 2011-3 Class A1
11/20/12	0.589%	4,089,067	4,089,067
SMART Trust (a)
Series 2011-2USA Class A1
07/14/12	0.365%	1,155,091	1,155,091
Series 2011-4USA Class A1
11/14/12	0.543%	2,616,307	2,616,307
Santander Drive Auto Receivables Trust Series 2011-1 Class A1
05/15/12	0.312%	607,431	607,431
Volkswagen Auto Lease Trust
Series 2011-A Class A1
11/20/12	0.461%	6,131,574	6,131,574

Total			25,131,642
Total Asset-Backed Securities — Non-Agency
(Cost: $30,761,356)			$30,761,356
Total Investments
(Cost: $873,878,835)			$873,878,835
Other Assets & Liabilities, Net			(1,023,608)
Net Assets			$872,855,227

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	16

Portfolio of Investments (continued)

Columbia Variable Portfolio – Cash Management Fund

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $119,075,556 or 13.64% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

The accompanying Notes to Financial Statements are an integral part of this statement.

17	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Cash Management Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	18

Portfolio of Investments (continued)

Columbia Variable Portfolio – Cash Management Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Short-Term Securities
Asset-Backed Commercial Paper	$—	$178,973,136	$—	$178,973,136
Commerical Paper	—	207,984,142	—	207,984,142
Certificate of Deposit	—	159,000,000	—	159,000,000
U.S. Government & Agency Obligations	—	184,391,306	—	184,391,306
U.S. Government-Insured Debt	—	35,769,555	—	35,769,555
Treasury Note Short-Term	—	76,999,340	—	76,999,340
Total Short-Term Securities	—	843,117,479	—	843,117,479
Bonds
Asset-Backed Securities — Non-Agnecy	—	30,761,356	—	30,761,356
Total Bonds	—	30,761,356	—	30,761,356
Total	$—	$873,878,835	$—	$873,878,835

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

19	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) 43.8%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	$1,970,000	$1,970,000
Huntington Ingalls Industries, Inc.(b)
03/15/18	6.875%	740,000	725,200
Huntington Ingalls Industries, Inc.(b)(c)
03/15/21	7.125%	621,000	608,580
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,241,000	2,297,025
L-3 Communications Corp.
02/15/21	4.950%	12,340,000	12,229,656
Moog, Inc. Senior Subordinated Notes
06/15/18	7.250%	368,000	388,240
Oshkosh Corp.(c)
03/01/17	8.250%	350,000	364,000
03/01/20	8.500%	491,000	505,730
Raytheon Co. Senior Unsecured(c)
10/15/40	4.875%	2,410,000	2,533,228
TransDigm, Inc.
12/15/18	7.750%	754,000	810,550

Total			22,432,209
Automotive 0.7%
Allison Transmission, Inc.(b)(c)
05/15/19	7.125%	614,000	601,720
Chrysler Group LLC/Co-Issuer, Inc.(b)(c)
Senior Secured
06/15/19	8.000%	966,000	881,475
06/15/21	8.250%	549,000	498,217
Dana Holding Corp.(c)
Senior Unsecured
02/15/19	6.500%	295,000	297,950
02/15/21	6.750%	686,000	701,435
Delphi Corp.(b)(c)
05/15/19	5.875%	820,000	832,300
05/15/21	6.125%	137,000	140,425
FUEL Trust Secured(b)
06/15/16	3.984%	21,640,000	21,637,079
Lear Corp.(c)
03/15/18	7.875%	711,000	767,880
03/15/20	8.125%	649,000	707,410
Visteon Corp.(b)(c)
04/15/19	6.750%	1,636,000	1,595,100

Total			28,660,991
Banking 10.2%
Banco de Bogota SA Senior Unsecured(b)(c)(d)
01/15/17	5.000%	350,000	352,775
Bank of America Corp.(c)
Senior Unsecured
04/15/12	6.250%	7,840,000	7,910,795
01/15/13	4.875%	3,555,000	3,570,903
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	4,299,000	4,900,804
02/01/21	4.150%	18,859,000	19,965,684

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Banking (cont.)
Barclays Bank PLC(b)(d)(e)
09/29/49	7.434%	$350,000	$311,500
Capital One/IV(c)(e)
02/17/37	6.745%	19,365,000	19,122,938
Capital One/V
08/15/39	10.250%	26,875,000	27,882,813
Citigroup, Inc. Senior Unsecured(c)
01/14/22	4.500%	17,895,000	17,145,342
Discover Bank Subordinated Notes(c)
11/18/19	8.700%	11,563,000	13,183,959
Export Credit Bank of Turkey(b)(d)
11/04/16	5.375%	700,000	693,847
Fifth Third Bank Senior Unsecured(e)
05/17/13	0.576%	3,270,000	3,208,844
Goldman Sachs Group, Inc. (The) Senior Unsecured(c)
07/27/21	5.250%	18,725,000	18,266,987
HBOS PLC Subordinated Notes(b)(d)
05/21/18	6.750%	14,605,000	11,710,172
HSBC Holdings PLC Senior Unsecured(c)(d)
01/14/22	4.875%	5,750,000	6,077,135
HSBC U.S.A., Inc. Subordinated Notes(c)
09/27/20	5.000%	13,270,000	12,540,243
JP Morgan Chase Capital XXII
02/02/37	6.450%	4,415,000	4,415,000
JPMorgan Chase & Co.(c)(e)
04/29/49	7.900%	27,489,000	29,267,263
JPMorgan Chase Capital XVII
08/01/35	5.850%	905,000	911,676
JPMorgan Chase Capital XX
09/29/36	6.550%	18,840,000	18,840,000
JPMorgan Chase Capital XXIII(e)
05/15/47	1.457%	4,025,000	2,752,955
JPMorgan Chase Capital XXV
10/01/37	6.800%	11,020,000	11,061,325
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	10,600,000	5,724,000
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	270,000	272,530
Subordinated Notes
05/02/17	5.700%	7,130,000	6,548,099
Merrill Lynch & Co., Inc.(c)
Senior Unsecured
08/15/12	6.050%	9,840,000	9,982,099
02/05/13	5.450%	2,375,000	2,392,264
National City Preferred Capital Trust I(c)(e)
12/31/49	12.000%	29,889,000	31,387,634
State Street Corp.
03/15/18	4.956%	27,760,000	28,854,327
State Street Corp.(c)
Senior Unsecured
03/07/16	2.875%	685,000	705,050
Corporate Bonds & Notes(a) (continued)
Banking (cont.)
U.S. Bancorp(c)
02/01/16	3.442%	$26,975,000	$27,860,131
USB Capital XIII Trust(c)
12/15/39	6.625%	23,577,000	23,953,289
Wells Fargo & Co. Senior Unsecured(c)
06/15/16	3.676%	36,935,000	38,597,001
Wells Fargo Capital X
12/15/36	5.950%	6,590,000	6,598,238

Total			416,967,622
Brokerage 0.1%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	480,000	482,400
Senior Unsecured PIK
11/30/17	12.500%	1,260,000	1,423,800
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	2,735,000	3,069,493
Nuveen Investments, Inc.(c)
11/15/15	10.500%	145,000	143,913

Total			5,119,606
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	1,381,000	1,450,050
Gibraltar Industries, Inc.
12/01/15	8.000%	694,000	694,000
Interface, Inc.(c)
12/01/18	7.625%	551,000	582,682
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	617,000	575,353
Nortek, Inc.(b)(c)
12/01/18	10.000%	74,000	70,115
04/15/21	8.500%	426,000	359,970

Total			3,732,170
Chemicals 0.7%
CF Industries, Inc.(c)
05/01/20	7.125%	692,000	816,560
Celanese U.S. Holdings LLC
06/15/21	5.875%	40,000	41,300
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	4,320,000	4,806,955
Dow Chemical Co. (The)(c)
Senior Unsecured
11/15/20	4.250%	6,900,000	7,172,129
Hexion U.S. Finance Corp./Nova Scotia ULC(c)
Secured
11/15/20	9.000%	179,000	147,675
Senior Secured
02/01/18	8.875%	1,422,000	1,333,125
Ineos Finance PLC Senior Secured(b)(c)(d)
05/15/15	9.000%	1,176,000	1,193,640

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	20

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Chemicals (cont.)
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	$535,000	$547,037
Koppers, Inc.
12/01/19	7.875%	95,000	100,700
Lubrizol Corp. Senior Unsecured(c)
02/01/19	8.875%	3,930,000	5,399,981
LyondellBasell Industries NV(b)(c)(d)
11/15/21	6.000%	2,928,000	3,037,800
MacDermid, Inc.(b)
04/15/17	9.500%	578,000	576,555
Momentive Performance Materials, Inc.
06/15/14	12.500%	567,000	601,020
Nalco Co.(b)
01/15/19	6.625%	581,000	672,507
Nova Chemicals Corp.(d)
Senior Unsecured
11/01/16	8.375%	680,000	741,200
11/01/19	8.625%	13,000	14,333
Polypore International, Inc.
11/15/17	7.500%	887,000	918,045

Total			28,120,562
Construction Machinery 0.2%
CNH Capital LLC(b)(c)
11/01/16	6.250%	1,754,000	1,806,620
Case New Holland, Inc.(c)
12/01/17	7.875%	1,164,000	1,315,320
Columbus McKinnon Corp.
02/01/19	7.875%	582,000	604,552
Manitowoc Co., Inc. (The)(c)
11/01/20	8.500%	645,000	679,669
Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	925,000	818,625
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	384,000	388,800
RSC Equipment Rental, Inc./Holdings III LLC(c)
11/15/19	10.250%	352,000	383,680
United Rentals North America, Inc.
12/15/19	9.250%	1,059,000	1,111,950
United Rentals North America, Inc.(c)
09/15/20	8.375%	600,000	585,000
Xerium Technologies, Inc.(b)(c)
06/15/18	8.875%	355,000	321,275

Total			8,015,491
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	594,000	567,270
West Corp.
10/01/18	8.625%	268,000	270,680

Total			837,950
Consumer Products 0.1%
Central Garden and Pet Co.
03/01/18	8.250%	597,000	586,553
Jarden Corp. (c)
01/15/20	7.500%	885,000	938,100
Consumer Products (cont.)
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	$1,193,000	$1,304,844
Spectrum Brands Holdings, Inc.(b)
Senior Secured
06/15/18	9.500%	247,000	270,156
Visant Corp.
10/01/17	10.000%	368,000	336,720

Total			3,436,373
Diversified Manufacturing 0.2%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	737,000	782,141
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	721,000	767,865
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,297,000	1,438,049
Tyco International Ltd./Finance SA(d)
01/15/21	6.875%	2,665,000	3,306,495
WireCo WorldGroup, Inc.(b)
05/15/17	10.000%	878,000	883,487

Total			7,178,037
Electric 4.5%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	569,000	625,900
AES Corp. (The)(b)(c)
Senior Unsecured
07/01/21	7.375%	1,683,000	1,813,432
Alabama Power Co. Senior Unsecured(c)
03/15/41	5.500%	24,482,000	30,951,246
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,685,000	6,671,473
Atlantic Power Corp.(b)(d)
11/15/18	9.000%	434,000	434,150
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	295,000	297,950
12/15/15	6.875%	695,000	766,258
Calpine Corp. Senior Secured(b)(c)
02/15/21	7.500%	2,487,000	2,673,525
Centrais Eletricas Brasileiras SA Senior Unsecured(b)(d)
10/27/21	5.750%	1,060,000	1,101,340
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%	470,000	548,307
Companhia De Eletricidade Do Estad(d)
04/27/16	11.750%	BRL 1,010,000	565,849
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	335,000	469,085
DPL, Inc.(b)
Senior Unsecured
10/15/16	6.500%	248,000	264,120
Electric (cont.)
DPL, Inc.(b)(c)
Senior Unsecured
10/15/21	7.250%	$401,000	$433,080
Dominion Resources, Inc.
Senior Unsecured
08/01/33	5.250%	9,775,000	10,728,004
Dominion Resources, Inc.(c)
Senior Unsecured
08/15/19	5.200%	6,190,000	7,145,693
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	4,310,000	5,119,112
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	8,145,000	9,713,564
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	685,000	445,250
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	450,000	472,500
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured(c)
12/01/20	10.000%	448,000	472,640
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	3,730,000	4,456,694
GenOn Energy, Inc. Senior Unsecured(c)
10/15/18	9.500%	304,000	307,800
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	430,000	475,760
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	5,795,000	7,076,130
Midwest Generation LLC Pass-Through Certificates(c)
01/02/16	8.560%	322,554	325,779
Nevada Power Co.
05/15/18	6.500%	7,270,000	8,723,091
08/01/18	6.500%	1,469,000	1,772,171
Nevada Power Co.(c)
05/15/41	5.450%	16,624,000	19,889,653
Niagara Mohawk Power Corp. Senior Unsecured(b)
08/15/19	4.881%	3,010,000	3,366,020
Oncor Electric Delivery Co. LLC Senior Secured(c)
09/30/40	5.250%	9,315,000	10,575,496
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	3,125,000	3,634,412
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	2,400,000	2,728,594
Sierra Pacific Power Co.
05/15/16	6.000%	12,141,000	14,084,337
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	1,455,000	1,587,792

The accompanying Notes to Financial Statements are an integral part of this statement.

21	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Electric (cont.)
Tampa Electric Co. Senior Unsecured(c)
05/15/18	6.100%	$7,510,000	$9,031,023
Toledo Edison Co. (The) Senior Secured(c)
05/15/37	6.150%	3,255,000	3,914,857
TransAlta Corp. Senior Unsecured(d)
01/15/15	4.750%	8,865,000	9,501,206

Total			183,163,293
Entertainment 0.2%
AMC Entertainment, Inc.(c)
06/01/19	8.750%	828,000	856,980
Cinemark U.S.A., Inc(c)
06/15/21	7.375%	97,000	99,183
Regal Cinemas Corp.(c)
07/15/19	8.625%	334,000	360,720
Speedway Motorsports, Inc.
06/01/16	8.750%	792,000	863,280
02/01/19	6.750%	221,000	223,210
Time Warner, Inc.(c)
03/29/41	6.250%	3,850,000	4,615,961
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	1,259,604	1,210,732
Vail Resorts, Inc.(c)
05/01/19	6.500%	710,000	724,200

Total			8,954,266
Environmental —%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	170,000	180,625
Food and Beverage 1.4%
ARAMARK Holdings Corp. Senior Unsecured PIK(b)(c)
05/01/16	8.625%	167,000	172,010
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	13,194,000	13,893,678
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	5,338,000	6,133,650
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	14,905,000	15,100,568
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	300,000	335,583
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	3,468,000	4,065,058
08/23/18	6.125%	2,350,000	2,772,864
Kraft Foods, Inc.(c)
Senior Unsecured
08/11/17	6.500%	6,795,000	8,057,312
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	184,000	188,830
Food and Beverage (cont.)
SABMiller PLC Senior Unsecured(b)(d)
07/15/18	6.500%	$4,414,000	$5,271,909

Total			55,991,462
Gaming 0.2%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	573,000	455,535
Senior Secured
06/01/17	11.250%	1,142,000	1,211,947
MGM Resorts International
Senior Secured
03/15/20	9.000%	906,000	1,003,395
Senior Unsecured
03/01/18	11.375%	973,000	1,070,300
Penn National Gaming, Inc. Senior Subordinated Notes(c)
08/15/19	8.750%	57,000	61,988
Pinnacle Entertainment, Inc.
06/15/15	7.500%	77,000	76,230
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	656,000	690,440
Seminole Indian Tribe of Florida(b)
10/01/17	7.750%	71,000	73,840
Senior Secured
10/01/20	6.535%	733,000	713,979
Seneca Gaming Corp.(b)
12/01/18	8.250%	925,000	904,187
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	249,000	249,000

Total			6,510,841
Gas Pipelines 4.8%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	44,670,000	51,278,033
Copano Energy LLC/Finance Corp.(c)
04/01/21	7.125%	220,000	222,200
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	31,000	33,945
El Paso Corp.(c)
Senior Unsecured
09/15/20	6.500%	2,200,000	2,403,500
01/15/32	7.750%	433,000	500,115
El Paso Pipeline Partners Operating Co. LLC(c)
10/01/21	5.000%	15,495,000	15,947,671
Enterprise Products Operating LLC
02/01/41	5.950%	5,770,000	6,467,328
02/15/42	5.700%	10,875,000	11,848,171
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/39	6.500%	345,000	383,466
MarkWest Energy Partners LP/Finance Corp.(c)
06/15/22	6.250%	771,000	805,695
NGPL PipeCo LLC Senior Unsecured(b)
12/15/12	6.514%	495,000	500,021
Gas Pipelines (cont.)
Nisource Finance Corp.
09/15/17	5.250%	$15,350,000	$16,944,282
09/15/20	5.450%	10,900,000	12,073,461
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	1,895,000	2,239,683
04/15/17	5.950%	8,185,000	9,527,355
Plains All American Pipeline LP/Finance Corp.(c)
02/01/21	5.000%	8,510,000	9,374,599
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	90,000	99,000
12/01/18	6.875%	610,000	646,600
07/15/21	6.500%	807,000	839,280
Southern Natural Gas Co./Issuing Corp. Senior Unsecured
06/15/21	4.400%	10,005,000	10,292,754
Southern Natural Gas Co.
Senior Unsecured
03/01/32	8.000%	350,000	432,895
Southern Natural Gas Co.(b)
Senior Unsecured
04/01/17	5.900%	4,728,000	5,403,499
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,734,000	1,764,345
TransCanada PipeLines Ltd.(d)(e)
05/15/67	6.350%	13,472,000	13,517,333
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	19,510,000	22,590,024

Total			196,135,255
Health Care 0.8%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	66,000	67,980
AMGH Merger Sub, Inc. Senior Secured(b)
11/01/18	9.250%	592,000	609,760
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	105,162	107,002
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	801,000	841,050
Biomet, Inc.(c)
10/15/17	10.000%	670,000	723,600
CHS/Community Health Systems, Inc.(b)(c)
11/15/19	8.000%	843,000	851,430
CHS/Community Health Systems, Inc.(c)
07/15/15	8.875%	574,000	592,655
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	11,335,000	12,151,347
ConvaTec Healthcare E SA Senior Unsecured(b)(d)
12/15/18	10.500%	1,101,000	982,642
Emdeon, Inc.(b)
12/31/19	11.000%	565,000	591,131
Fresenius Medical Care U.S. Finance, Inc.(b)
02/15/21	5.750%	594,000	593,258

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	22

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Health Care (cont.)
Fresenius Medical Care U.S. Finance, Inc.(b)(c)
09/15/18	6.500%	$558,000	$584,505
HCA, Inc.(c)
02/15/22	7.500%	1,777,000	1,816,982
Senior Secured
02/15/20	6.500%	777,000	806,138
02/15/20	7.875%	910,000	982,800
09/15/20	7.250%	1,758,000	1,854,690
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	744,000	756,090
Health Management Associates, Inc. Senior Unsecured(b)(c)
01/15/20	7.375%	1,409,000	1,465,360
Healthsouth Corp.(c)
02/15/20	8.125%	848,000	854,360
09/15/22	7.750%	54,000	53,123
InVentiv Health, Inc.(b)
08/15/18	10.000%	736,000	662,400
Kinetic Concepts/KCI U.S.A., Inc.(b)(c)
11/01/18	10.500%	411,000	402,780
Multiplan, Inc.(b)
09/01/18	9.875%	948,000	988,290
Omnicare, Inc.(c)
06/01/20	7.750%	356,000	382,255
Radnet Management, Inc.
04/01/18	10.375%	240,000	211,200
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	301,000	284,445
STHI Holding Corp. Secured(b)
03/15/18	8.000%	665,000	683,288
Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	310,000	297,600
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	1,703,000	1,690,227

Total			32,888,388
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
Senior Unsecured
02/15/41	5.950%	1,700,000	2,090,072
UnitedHealth Group, Inc.(c)
Senior Unsecured
02/15/18	6.000%	680,000	808,493

Total			2,898,565
Home Construction —%
Shea Homes LP/Funding Corp. Senior Secured(b)(c)
05/15/19	8.625%	597,000	558,195
Independent Energy 1.9%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	24,775,000	28,083,701
Anadarko Petroleum Corp.(c)
03/15/40	6.200%	8,290,000	9,225,858
Antero Resources Finance Corp.
12/01/17	9.375%	34,000	36,720
Antero Resources Finance Corp.(b)(c)
08/01/19	7.250%	44,000	45,100
Independent Energy (cont.)
Berry Petroleum Co. Senior Unsecured(c)
11/01/20	6.750%	$360,000	$364,050
Bill Barrett Corp.
10/01/19	7.625%	245,000	256,025
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,486,000	1,500,860
Carrizo Oil & Gas, Inc.(b)(c)
10/15/18	8.625%	269,000	271,690
Chaparral Energy, Inc.
10/01/20	9.875%	352,000	380,160
Chaparral Energy, Inc.(c)
09/01/21	8.250%	660,000	668,250
Chesapeake Energy Corp.
02/15/21	6.125%	1,115,000	1,145,662
Chesapeake Energy Corp.(c)
08/15/20	6.625%	1,926,000	2,056,005
11/15/20	6.875%	565,000	604,550
Concho Resources, Inc.
01/15/21	7.000%	2,111,000	2,266,686
01/15/22	6.500%	283,000	295,735
Continental Resources, Inc.
10/01/19	8.250%	13,000	14,300
10/01/20	7.375%	3,000	3,270
04/01/21	7.125%	776,000	840,990
Denbury Resources, Inc.(c)
03/01/16	9.750%	257,000	283,343
Encana Corp. Senior Unsecured(c)(d)
11/15/21	3.900%	3,400,000	3,415,657
Goodrich Petroleum Corp.(b)
03/15/19	8.875%	795,000	795,000
Hilcorp Energy I LP/Finance Co. Senior Notes(b)(c)
02/15/20	8.000%	1,141,000	1,220,870
Kodiak Oil & Gas Corp.(b)(d)
12/01/19	8.125%	1,524,000	1,579,245
Laredo Petroleum, Inc.(b)
02/15/19	9.500%	1,234,000	1,308,040
Linn Energy LLC/Finance Corp.(b)
05/15/19	6.500%	373,000	370,203
MEG Energy Corp.(b)(d)
03/15/21	6.500%	949,000	970,352
Nexen, Inc.(d)
Senior Unsecured
05/15/37	6.400%	6,145,000	6,509,147
07/30/39	7.500%	3,140,000	3,764,201
Oasis Petroleum, Inc.
02/01/19	7.250%	845,000	874,575
Oasis Petroleum, Inc.(c)
11/01/21	6.500%	847,000	840,647
Petrohawk Energy Corp.
08/15/18	7.250%	684,000	769,500
06/01/19	6.250%	133,000	146,300
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	369,000	397,598
Range Resources Corp.
05/15/19	8.000%	570,000	635,550
Range Resources Corp.(c)
05/01/18	7.250%	9,000	9,585
06/01/21	5.750%	368,000	398,360
Independent Energy (cont.)
SM Energy Co. Senior Unsecured(b)
11/15/21	6.500%	$288,000	$296,640
WPX Energy, Inc. Senior Unsecured(b)
01/15/22	6.000%	497,000	508,804
Whiting Petroleum Corp.
10/01/18	6.500%	34,000	35,530
Woodside Finance Ltd.(b)(d)
05/10/21	4.600%	3,330,000	3,400,156

Total			76,588,915
Integrated Energy 0.7%
Hess Corp. Senior Unsecured
08/15/31	7.300%	4,245,000	5,447,346
Lukoil International Finance BV(b)(d)
11/09/20	6.125%	530,000	520,672
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	12,190,000	13,814,025
Shell International Finance BV(d)
03/25/40	5.500%	8,680,000	10,846,146

Total			30,628,189
Life Insurance 1.5%
MetLife Capital Trust X(b)
04/08/38	9.250%	10,715,000	12,241,888
MetLife, Inc.(c)
08/01/39	10.750%	18,816,000	24,837,120
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	620,000	689,542
Prudential Financial, Inc.(c)(e)
06/15/38	8.875%	21,449,000	24,559,105

Total			62,327,655
Media Cable 1.3%
CCO Holdings LLC/Capital Corp.(c)
01/15/19	7.000%	940,000	979,950
CSC Holdings LLC Senior Unsecured(c)
02/15/18	7.875%	1,005,000	1,113,038
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)(c)
11/15/17	8.625%	1,531,000	1,622,860
Comcast Corp.
02/15/18	5.875%	3,565,000	4,122,092
Comcast Corp.(c)
03/01/40	6.400%	5,135,000	6,383,123
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	10,800,000	10,940,335
03/01/16	3.500%	9,545,000	9,840,170
DIRECTV Holdings LLC/Financing Co., Inc.(c)
03/01/21	5.000%	7,205,000	7,710,928
DISH DBS Corp.
02/01/16	7.125%	691,000	744,553
DISH DBS Corp.(c)
09/01/19	7.875%	1,075,000	1,214,750
06/01/21	6.750%	1,170,000	1,260,675

The accompanying Notes to Financial Statements are an integral part of this statement.

23	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Media Cable (cont.)
Kabel BW GmbH Senior Secured(b)(c)(d)
03/15/19	7.500%	$270,000	$283,500
Quebecor Media, Inc. Senior Unsecured(c)(d)
03/15/16	7.750%	1,245,000	1,279,237
Time Warner Cable, Inc.(c)
02/15/21	4.125%	3,050,000	3,132,045
UPCB Finance V Ltd. Senior Secured(b)(c)(d)
11/15/21	7.250%	432,000	437,266
Videotron Ltee(d)
04/15/18	9.125%	496,000	546,220

Total			51,610,742
Media Non-Cable 0.9%
AMC Networks, Inc.(b)(c)
07/15/21	7.750%	868,000	943,950
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	326,000	274,655
Clear Channel Worldwide Holdings, Inc.(c)
12/15/17	9.250%	645,000	696,600
Cumulus Media, Inc.(b)(c)
05/01/19	7.750%	96,000	84,960
EH Holding Corp.(b)(c)
06/15/21	7.625%	1,391,000	1,460,550
Senior Secured
06/15/19	6.500%	273,000	284,603
Intelsat Jackson Holdings SA(d)
06/15/16	11.250%	1,580,000	1,659,987
10/15/20	7.250%	1,920,000	1,948,800
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	615,000	609,619
News America, Inc.(c)
02/15/41	6.150%	19,240,000	22,175,851
Nielsen Finance LLC/Co.(c)
10/15/18	7.750%	2,253,000	2,433,240
Salem Communications Corp. Secured
12/15/16	9.625%	460,000	485,300
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	829,000	903,610
Univision Communications, Inc.(b)(c)
05/15/21	8.500%	465,000	423,150
Senior Secured
11/01/20	7.875%	1,198,000	1,215,970
XM Satellite Radio, Inc.(b)(c)
11/01/18	7.625%	1,337,000	1,417,220

Total			37,018,065
Metals 0.8%
Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	909,000	881,730
ArcelorMittal(c)(d)
Senior Unsecured
03/01/21	5.500%	7,020,000	6,443,721
10/15/39	7.000%	380,000	353,139
03/01/41	6.750%	9,270,000	8,335,862
Metals (cont.)
Arch Coal, Inc.(b)(c)
06/15/19	7.000%	$788,000	$807,700
06/15/21	7.250%	922,000	947,355
Calcipar SA Senior Secured(b)(d)
05/01/18	6.875%	862,000	775,800
Consol Energy, Inc.(c)
04/01/20	8.250%	1,124,000	1,242,020
FMG Resources August 2006 Proprietary Ltd.(b)(c)(d)
02/01/16	6.375%	999,000	969,030
02/01/18	6.875%	374,000	358,105
Senior Notes
11/01/19	8.250%	1,670,000	1,686,700
FMG Resources August 2006 Proprietary Ltd.(b)(d)
11/01/15	7.000%	326,000	329,260
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	901,000	878,475
Novelis, Inc.(c)(d)
12/15/20	8.750%	564,000	604,890
Nucor Corp. Senior Unsecured
06/01/18	5.850%	2,153,000	2,568,721
Peabody Energy Corp.(b)
11/15/18	6.000%	727,000	741,540
Peabody Energy Corp.(b)(c)
11/15/21	6.250%	1,058,000	1,095,030
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	1,186,000	1,212,685
Vale Overseas Ltd.(d)
11/21/36	6.875%	1,245,000	1,417,496

Total			31,649,259
Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	3,415,000	4,162,741
HSBC Finance Capital Trust IX(e)
11/30/35	5.911%	10,740,000	8,914,200
SLM Corp.
Senior Notes
01/25/16	6.250%	630,000	612,662
SLM Corp.(c)
Senior Unsecured
03/25/20	8.000%	1,060,000	1,070,600
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,348,000	973,930

Total			15,734,133
Non-Captive Diversified 1.3%
Ally Financial, Inc.(c)
03/15/20	8.000%	5,290,000	5,422,250
CIT Group, Inc.(b)(c)
Secured
05/02/16	7.000%	1,547,000	1,545,066
05/02/17	7.000%	1,935,000	1,932,581
04/01/18	6.625%	285,000	292,838
CIT Group, Inc.(c)
Secured
05/01/17	7.000%	1,810,000	1,810,000
Non-Captive Diversified (cont.)
Ford Motor Credit Co. LLC Senior Unsecured(c)
02/01/21	5.750%	$3,033,000	$3,160,783
General Electric Capital Corp. Senior Unsecured(c)
01/07/21	4.625%	34,340,000	35,626,102
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	155,000	160,038
International Lease Finance Corp.(c)
Senior Unsecured
05/15/19	6.250%	1,747,000	1,613,861
12/15/20	8.250%	2,319,000	2,342,190

Total			53,905,709
Oil Field Services 0.2%
Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	816,000	791,520
Novatek Finance Ltd. Senior Unsecured(b)(d)
02/03/21	6.604%	340,000	345,293
Offshore Group Investments Ltd. Senior Secured(d)
08/01/15	11.500%	1,359,000	1,469,419
Oil States International, Inc.(c)
06/01/19	6.500%	472,000	482,620
Weatherford International Ltd.(d)
03/15/38	7.000%	4,845,000	5,512,554

Total			8,601,406
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	528,000	546,480
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	650,000	780,016
President and Fellows of Harvard College(b)
01/15/39	6.500%	10,460,000	14,978,301

Total			16,304,797
Packaging 0.2%
Ardagh Packaging Finance PLC Senior Secured(b)(c)(d)
10/15/17	7.375%	870,000	878,700
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	424,000	443,080
Greif, Inc. Senior Unsecured
02/01/17	6.750%	486,000	507,870
Reynolds Group Issuer, Inc./LLC(b)
04/15/19	9.000%	359,000	341,050
Reynolds Group Issuer, Inc./LLC(b)(c)
Senior Secured
04/15/19	7.125%	574,000	584,045
08/15/19	7.875%	355,000	370,975
02/15/21	6.875%	1,795,000	1,781,538
Senior Unsecured
08/15/19	9.875%	1,986,000	1,926,420

Total			6,833,678

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	24

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Paper 0.4%
Cascades, Inc.(d)
12/15/17	7.750%	$745,000	$737,550
Georgia-Pacific LLC(b)
05/01/16	8.250%	11,995,000	13,325,965
Graphic Packaging International, Inc.
06/15/17	9.500%	800,000	876,000
10/01/18	7.875%	273,000	290,745
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	435,000	265,350

Total			15,495,610
Pharmaceuticals 0.3%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	692,000	736,115
Grifols, Inc.
02/01/18	8.250%	905,000	950,250
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)
12/01/19	9.500%	200,000	210,000
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	9,369,000	11,242,725
Mylan, Inc.(b)
11/15/18	6.000%	755,000	776,706
Roche Holdings, Inc.(b)
03/01/19	6.000%	280,000	340,316
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	260,000	265,525

Total			14,521,637
Property & Casualty 1.1%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	285,000	300,308
11/15/19	7.350%	6,015,000	6,703,718
CNA Financial Corp.(c)
Senior Unsecured
08/15/21	5.750%	1,780,000	1,816,360
Liberty Mutual Group, Inc.(b)
Senior Unsecured
03/15/35	6.500%	4,400,000	4,289,503
Liberty Mutual Group, Inc.(b)(e)
06/15/58	10.750%	9,185,000	11,527,175
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	18,370,000	20,851,364

Total			45,488,428
Railroads 0.9%
BNSF Funding Trust I(e)
12/15/55	6.613%	3,376,000	3,477,280
CSX Corp.
Senior Unsecured
03/15/18	6.250%	8,685,000	10,338,685
05/30/42	4.750%	17,090,000	17,634,282
Canadian Pacific Railway Co. Senior Unsecured(d)
05/15/18	6.500%	1,040,000	1,180,186
Railroads (cont.)
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	$3,365,000	$3,989,843

Total			36,620,276
Refining —%
United Refining Co. Senior Secured(c)
02/28/18	10.500%	359,000	335,665
REITs 0.9%
Boston Properties LP Senior Unsecured(c)
05/15/21	4.125%	20,645,000	20,775,043
Brandywine Operating Partnership LP
05/15/15	7.500%	2,740,000	3,004,599
Duke Realty LP(c)
Senior Unsecured
02/15/15	7.375%	4,630,000	5,084,666
08/15/19	8.250%	7,401,000	8,696,345

Total			37,560,653
Restaurants 0.7%
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%	23,087,000	25,300,443
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	4,899,000	5,740,756

Total			31,041,199
Retailers 0.8%
Best Buy Co., Inc. Senior Unsecured(c)
03/15/21	5.500%	8,685,000	8,307,906
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	355,000	347,013
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	330,000	385,058
09/15/39	6.125%	2,500,000	3,042,207
Limited Brands, Inc.
04/01/21	6.625%	925,000	980,500
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	14,070,000	15,000,111
Needle Merger Sub Corp. Senior Unsecured(b)(c)
03/15/19	8.125%	175,000	166,688
Number Merger Sub, Inc. Senior Notes(b)
12/15/19	11.000%	322,000	325,220
QVC, Inc.(b)
Senior Secured
10/01/19	7.500%	263,000	284,040
QVC, Inc.(b)(c)
Senior Secured
10/15/20	7.375%	700,000	752,500
Rite Aid Corp.
06/15/17	9.500%	630,000	574,875
Senior Secured
08/15/20	8.000%	857,000	946,985
Retailers (cont.)
Sally Holdings LLC/Capital, Inc.(b)
11/15/19	6.875%	$198,000	$205,920

Total			31,319,023
Sovereign —%
Morgan Stanley Senior Unsecured(b)(d)
05/03/17	10.090%	BRL 102,000	492,159
Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	9,065,000	11,132,028
Technology 0.6%
Amkor Technology, Inc. Senior Unsecured(c)
05/01/18	7.375%	1,433,000	1,465,242
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	531,000	552,240
01/15/20	6.875%	724,000	771,060
CDW LLC / Finance Corp.
Senior Secured
12/15/18	8.000%	1,150,000	1,198,875
CDW LLC / Finance Corp.(c)
04/01/19	8.500%	769,000	774,768
Cardtronics, Inc.
09/01/18	8.250%	938,000	1,022,420
CommScope, Inc.(b)(c)
01/15/19	8.250%	410,000	410,000
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	813,000	861,780
First Data Corp.(b)
01/15/21	12.625%	1,271,000	1,105,770
First Data Corp.(b)(c)
Senior Secured
06/15/19	7.375%	531,000	499,140
08/15/20	8.875%	1,171,000	1,171,000
Freescale Semiconductor, Inc. Senior Secured(b)(d)
04/15/18	9.250%	565,000	603,844
Hewlett-Packard Co.(c)
Senior Unsecured
12/09/21	4.650%	5,775,000	6,093,087
09/15/41	6.000%	3,905,000	4,321,363
NXP BV/Funding LLC Senior Secured(b)(c)(d)
08/01/18	9.750%	1,302,000	1,425,690
iGate Corp.(b)(c)
05/01/16	9.000%	933,000	970,320

Total			23,246,599
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(c)
01/15/19	8.250%	241,000	239,193
03/15/20	9.750%	505,000	518,887
ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	6,306,000	7,586,585
Hertz Corp. (The)
10/15/18	7.500%	1,334,000	1,394,030

The accompanying Notes to Financial Statements are an integral part of this statement.

25	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Transportation Services (cont.)
Hertz Corp. (The)(c)
01/15/21	7.375%	$245,000	$248,981

Total			9,987,676
Wireless 0.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	1,022,000	1,101,205
Cricket Communications, Inc.
10/15/20	7.750%	550,000	481,250
Cricket Communications, Inc.(c)
Senior Secured
05/15/16	7.750%	1,061,000	1,095,482
MetroPCS Wireless, Inc.(c)
09/01/18	7.875%	739,000	750,085
11/15/20	6.625%	91,000	84,858
NII Capital Corp.
04/01/21	7.625%	604,000	599,470
Nextel Communications, Inc.(c)
08/01/15	7.375%	1,173,000	1,073,295
SBA Telecommunications, Inc.(c)
08/15/16	8.000%	700,000	754,250
08/15/19	8.250%	709,000	771,038
Sprint Nextel Corp.(b)
11/15/18	9.000%	2,905,000	3,046,619
Senior Unsecured
11/15/21	11.500%	479,000	473,611
Sprint Nextel Corp.(c)
Senior Unsecured
08/15/17	8.375%	1,354,000	1,213,522
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	20,213,000	20,295,247
Wind Acquisition Finance SA(b)(c)(d)
Secured
07/15/17	11.750%	84,000	75,180
Senior Secured
02/15/18	7.250%	1,699,000	1,533,347

Total			33,348,459
Wirelines 2.4%
AT&T, Inc. Senior Unsecured(c)
02/15/39	6.550%	22,809,000	29,013,938
CenturyLink, Inc. Senior Unsecured(c)
06/15/21	6.450%	7,810,000	7,824,386
Cincinnati Bell, Inc.
10/15/20	8.375%	172,000	171,570
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	4,400,000	4,769,362
06/01/36	7.995%	12,340,000	12,786,560
Frontier Communications Corp.(c)
Senior Unsecured
04/15/15	7.875%	332,000	336,565
04/15/17	8.250%	300,000	306,750
04/15/20	8.500%	105,000	107,494
04/15/22	8.750%	213,000	210,870
Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	226,000	181,930
Wirelines (cont.)
Level 3 Communications, Inc. Senior Unsecured(c)
02/01/19	11.875%	$785,000	$836,025
Level 3 Financing, Inc.
02/15/17	8.750%	204,000	207,570
02/01/18	10.000%	289,000	306,340
Level 3 Financing, Inc.(b)
Senior Unsecured
07/01/19	8.125%	715,000	704,275
Level 3 Financing, Inc.(c)
04/01/19	9.375%	1,029,000	1,074,019
PAETEC Holding Corp.
12/01/18	9.875%	982,000	1,080,200
Senior Secured
06/30/17	8.875%	577,000	623,160
Qwest Communications International, Inc.
04/01/18	7.125%	1,378,000	1,433,120
Telefonica Emisiones SAU(c)(d)
06/20/16	6.421%	335,000	350,575
02/16/21	5.462%	5,645,000	5,386,345
Telefonica Emisiones SAU(d)
01/15/15	4.949%	13,790,000	13,717,465
Tw telecom holdings, inc.
03/01/18	8.000%	578,000	615,570
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	12,830,000	14,939,829
Windstream Corp.(c)
11/01/17	7.875%	644,000	697,130

Total			97,681,048
Total Corporate Bonds & Notes
(Cost: $1,737,283,672)			$1,791,254,909

Residential Mortgage-Backed Securities — Agency 19.2%
Federal Home Loan Mortgage Corp.(c)(h)
07/01/37	6.000%	23,058,777	25,758,187
Federal Home Loan Mortgage Corp.(e)(h)(i)
CMO IO Series 3517 Class JI
12/15/12	0.965%	7,665,315	13,328
Federal Home Loan Mortgage Corp.(h)
11/01/40- 06/01/41	4.500%	50,819,044	54,340,295
07/01/39- 10/01/41	5.000%	53,645,688	57,784,859
06/01/33	5.500%	1,130,020	1,239,001
09/01/28- 09/01/37	6.000%	6,465,905	7,098,281
04/01/30- 04/01/32	7.000%	789,008	919,065
08/01/24	8.000%	61,290	72,670
01/01/25	9.000%	28,643	34,821
Federal Home Loan Mortgage Corp.(h)(i)
CMO IO Series 3430 Class IA
07/15/12	0.818%	18,451,023	48,080
CMO IO Series 3447 Class AI
03/15/12	1.244%	8,902,444	9,052
Federal National Mortgage Association(e)(h)(i)
CMO IO Series 2008-40 Class AI
08/25/12	1.200%	30,791,335	187,528
Federal National Mortgage Association(h)
03/01/41	3.500%	$6,239,747	$6,422,851
09/01/40- 10/01/41	4.000%	188,647,275	199,082,629
05/01/39- 08/01/41	4.500%	65,974,119	70,383,044
04/01/29- 05/01/41	5.000%	91,487,540	99,171,086
12/01/28- 02/01/38	5.500%	66,576,584	72,952,333
10/01/28- 08/01/35	6.000%	22,928,360	25,557,801
05/01/29- 07/01/38	7.000%	27,788,904	31,811,260
02/01/27- 09/01/31	7.500%	328,143	387,427
11/01/21	8.000%	9,258	10,800
04/01/23	8.500%	65,809	74,271
06/01/24	9.000%	86,423	100,679
Federal National Mortgage Association(h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	757,236	58,007
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	236,367	7,308
Federal National Mortgage Association(h)(j)
06/01/40	5.000%	11,635,569	12,649,630
01/01/36	5.500%	21,776,688	23,914,293
Government National Mortgage Association(h)
06/15/40- 06/15/41	4.500%	66,631,358	72,894,434
Government National Mortgage Association(h)(k)
01/01/42	4.500%	20,725,000	22,580,534
Total Residential Mortgage-Backed Securities — Agency
(Cost: $758,090,068)			$785,563,554

Residential Mortgage-Backed Securities — Non-Agency 1.2%
American General Mortgage Loan Trust(b)(e)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	10,593,000	10,734,215
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,800,274	1,847,210
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(h)
08/27/37	6.000%	3,706,627	3,817,826
Credit Suisse Mortgage Capital Certificates(b)(e)(h)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	1,264,035	1,272,748
CMO Series 2010-11R Class A1
06/28/47	1.296%	4,757,124	4,717,648
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	6,438,650	6,456,951
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	4,304,932	4,304,932
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	4,365,000	4,351,359
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(e)(h)
09/25/36	5.950%	2,304,048	2,253,290

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	26

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (continued)
LVII Resecuritization Trust CMO Series 2009-3 Class A1 (b)(e)(h)
11/27/37	5.632%	$1,408,525	$1,409,717
Nomura Asset Acceptance Corp.(e)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	407,656	359,837
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,580,170	2,277,137
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(b)(h)
09/25/34	5.000%	558,803	561,902
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(e)(h)
12/25/34	4.740%	1,950,703	1,966,851
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(h)
04/25/35	8.000%	1,077,190	1,082,073
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $47,267,692)			$47,413,696

Commercial Mortgage-Backed Securities — Agency —%
Federal National Mortgage Association CMO Series 2002-M2 Class C(h)
08/25/12	4.717%	$32,694	$33,050
Total Commercial Mortgage-Backed Securities — Agency
(Cost: $32,756)			$33,050

Commercial Mortgage-Backed Securities — Non-Agency 15.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(h)
Series 2005-3 Class A3A
07/10/43	4.621%	$8,050,000	$8,189,748
Series 2005-3 Class A4
07/10/43	4.668%	20,049,000	21,710,601
Series 2005-4 Class A5A
07/10/45	4.933%	14,350,000	15,613,058
Bear Stearns Commercial Mortgage Securities(e)(h)
Series 2005-T18 Class A4
02/13/42	4.933%	2,000,000	2,169,110
Series 2005-T20 Class A4A
10/12/42	5.145%	6,525,000	7,215,978
Bear Stearns Commercial Mortgage Securities(h)
Series 2003-T10 Class A2
03/13/40	4.740%	7,500,000	7,706,902
Series 2006-PW14 Class A4
12/11/38	5.201%	25,575,000	28,066,414
Series 2007-PW18 Class A4
06/11/50	5.700%	3,470,000	3,837,303
Series 2007-T28 Class A1
09/11/42	5.422%	2,491	2,489
Citigroup Commercial Mortgage Trust(h)
Series 2005-C3 Class A4
05/15/43	4.860%	11,000,000	11,805,596
Series 2006-C5 Class A4
10/15/49	5.431%	5,950,000	6,608,861
Citigroup/Deutsche Bank Commercial Mortgage Trust(e)(h)
Series 2005-CD1 Class A4
07/15/44	5.225%	7,930,000	8,764,109
Series 2007-CD5 Class A4
11/15/44	5.886%	10,900,000	12,080,928
Citigroup/Deutsche Bank Commercial Mortgage Trust(h)
Series 2007-CD4 Class A4
12/11/49	5.322%	$18,742,000	$19,834,644
Commercial Mortgage Pass-Through Certificates Series 2003-LB1A Class A2(h)
06/10/38	4.084%	15,075,000	15,459,337
Credit Suisse First Boston Mortgage Securities Corp.(e)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	7,155,000	7,495,084
Series 2005-C6 Class A4
12/15/40	5.230%	13,380,000	14,703,683
Credit Suisse First Boston Mortgage Securities Corp.(h)
Series 2002-CP3 Class A3
07/15/35	5.603%	4,558,069	4,587,081
Series 2004-C2 Class A1
05/15/36	3.819%	716,585	725,055
GE Capital Commercial Mortgage Corp.(e)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	3,900,000	4,200,698
GE Capital Commercial Mortgage Corp.(h)
Series 2003-C1 Class A4
01/10/38	4.819%	843,849	865,990
GE Capital Commercial Mortgage Corp Series 2002-2A Class A3(h)
08/11/36	5.349%	2,430,582	2,456,038
GS Mortgage Securities Corp. II(h)
Series 2005-GG4 Class A4A
07/10/39	4.751%	30,935,000	33,023,546
Series 2006-GG8 Class A4
11/10/39	5.560%	4,355,000	4,781,368
General Electric Capital Assurance Co.(b)(e)(h)
Series 2003-1 Class A4
05/12/35	5.254%	6,884,934	7,251,972
Series 2003-1 Class A5
05/12/35	5.743%	6,500,000	7,660,646
Greenwich Capital Commercial Funding Corp.(h)
Series 2003-C2 Class A3
01/05/36	4.533%	992,606	998,771
Series 2007-GG9 Class A4
03/10/39	5.444%	27,950,000	30,252,689
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class A2(h)
01/12/37	4.985%	2,845,000	2,920,896
JPMorgan Chase Commercial Mortgage Securities Corp.(e)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	20,100,000	21,030,389
Series 2005-LDP3 Class ASB
08/15/42	4.893%	6,643,608	6,969,902
Series 2005-LDP4 Class A4
10/15/42	4.918%	18,209,000	19,795,368
Series 2005-LDP5 Class A4
12/15/44	5.205%	30,027,000	33,290,289
Series 2007-CB19 Class A4
02/12/49	5.740%	19,385,000	20,973,446
JPMorgan Chase Commercial Mortgage Securities Corp.(h)
Series 2003-LN1 Class A1
10/15/37	4.134%	742,368	759,555
Series 2003-ML1A Class A1
03/12/39	3.972%	388,698	390,468
Series 2004-LN2 Class A1
07/15/41	4.475%	3,159,689	3,192,581
Series 2005-LDP2 Class A3
07/15/42	4.697%	$5,428,634	$5,470,017
Series 2006-LDP6 Class ASB
04/15/43	5.490%	8,082,863	8,540,466
Series 2007-CB20 Class ASB
02/12/51	5.688%	3,665,000	3,918,951
LB-UBS Commercial Mortgage Trust(e)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	4,000,000	4,256,788
Series 2005-C7 Class A4
11/15/30	5.197%	6,375,000	7,001,178
Series 2006-C4 Class AAB
06/15/32	5.845%	4,040,610	4,307,306
Series 2007-C7 Class A3
09/15/45	5.866%	11,340,000	12,396,893
LB-UBS Commercial Mortgage Trust(h)
Series 2003-C3 ClassA4
05/15/32	4.166%	11,025,000	11,337,460
Series 2004-C2 Class A3
03/15/29	3.973%	1,061,010	1,080,945
Series 2005-C3 Class A5
07/15/30	4.739%	7,220,000	7,793,268
Series 2006-C1 Class A4
02/15/31	5.156%	6,170,000	6,806,935
Morgan Stanley Capital I(e)(h)
Series 2006-T23 Class AAB
08/12/41	5.801%	2,970,902	3,126,969
Morgan Stanley Capital I (h)
Series 2003-IQ6 Class A4
12/15/41	4.970%	4,600,000	4,856,133
Series 2006-IQ12 Class A4
12/15/43	5.332%	8,375,000	9,361,165
Series 2007-IQ16 Class A4
12/12/49	5.809%	26,100,000	28,739,493
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4(h)
09/15/37	5.080%	2,933,675	2,986,091
Morgan Stanley Reremic Trust (b)(c)(e)(h)
Series 2010-GG10 Class A4A
08/15/45	5.790%	20,300,000	22,759,142
Morgan Stanley Reremic Trust(b)(e)(h)
Series 2009-GG10 Class A4A
08/12/45	5.790%	18,150,000	20,348,691
TIAA Seasoned Commercial Mortgage Trust(e)(h)
Series 2007-C4 Class A2
08/15/39	5.458%	911,783	925,089
Series 2007-C4 Class A3
08/15/39	5.739%	3,605,000	3,899,786
Wachovia Bank Commercial Mortgage Trust(e)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	3,940,000	4,150,967
Series 2005-C22 Class A4
12/15/44	5.269%	14,295,000	15,729,918
Series 2006-C24 Class A3
03/15/45	5.558%	9,850,000	10,865,998
Wachovia Bank Commercial Mortgage Trust(h)
Series 2002-C2 Class A4
11/15/34	4.980%	3,849,153	3,925,809
Series 2003-C3 Class A2
02/15/35	4.867%	17,403,437	17,831,945
Series 2003-C5 Class A2
06/15/35	3.989%	265,000	270,685

The accompanying Notes to Financial Statements are an integral part of this statement.

27	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate		Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (continued)
Series 2005-C16 Class A2
10/15/41	4.380%		$442,057	$441,797
Series 2005-C18 Class A4
04/15/42	4.935%		5,096,000	5,537,767
Series 2006-C24 Class APB
03/15/45	5.576%		3,199,055	3,309,320
Series 2006-C27 Class APB
07/15/45	5.727%		4,092,841	4,196,033
Series 2006-C29 Class A4
11/15/48	5.308%		3,000,000	3,287,397
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $623,879,629)				$636,850,995

Asset-Backed Securities — Non-Agency 1.4%
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%		$570,000	$571,667
Series 2011-4 Class A2
03/17/14	0.650%		2,800,000	2,799,749
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%		4,086,000	4,069,540
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%		3,540,000	3,543,358
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%		4,542,000	4,522,590
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(e)
11/25/36	0.344%		1,181,704	1,157,085
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%		1,890,000	1,875,788
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%		8,000,000	8,192,124
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(e)
06/25/37	6.080%		4,951,000	4,954,995
Countrywide Asset-Backed Certificates(e)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%		1,776,388	1,146,284
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%		977,389	774,122
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%		3,755,000	3,752,542
Ford Credit Auto Lease Trust(b)
Series 2010-B Class A3
07/15/13	0.910%		3,565,000	3,566,221
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%		2,285,000	2,289,709
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(e)
01/25/37	0.364%		1,851,329	1,757,776
National Collegiate Student Loan Trust(i)
CMO IO Series 2006-3 Class AIO
01/25/12	7.100%		$7,131,917	$2,790
CMO IO Series 2006-4 Class AIO
02/27/12	6.350%		10,295,205	36,025
Navistar Financial Corp. Owner Trust Series 2010-A Class A2(b)
10/18/12	1.470%		228,044	228,112
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%		3,585,000	3,593,421
Northstar Education Finance, Inc. Series 2004-1 Class A3(e)
04/28/17	0.595%		855,000	854,507
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2B(e)
12/25/36	0.394%		106,975	106,493
Triad Auto Receivables Owner Trust Series 2007-A Class A4 (AGM)(e)
02/12/14	0.336%		6,621,256	6,592,158
Total Asset-Backed Securities — Non-Agency
(Cost: $56,659,486)				$56,387,056

Inflation-Indexed Bonds —%
Uruguay Government International Bond Senior Unsecured(d)
12/15/28	4.375%		$28,421,330	$1,415,859
Total Inflation-Indexed Bonds
(Cost: $1,450,966)				$1,415,859

U.S. Treasury Obligations 15.2%
U.S. Treasury (c)
06/30/12	0.625%		$92,855,000	$93,112,487
10/31/16	1.000%		43,555,000	43,976,961
08/15/21	2.125%		235,000	241,022
11/15/21	2.000%		75,175,000	76,032,446
08/15/41	3.750%		30,210,000	35,529,800
U.S. Treasury(c)(l)
STRIPS
11/15/18	0.000%		84,450,000	76,669,452
U.S. Treasury(k)
12/31/13	0.125%		8,290,000	8,269,275
12/31/16	0.875%		8,300,000	8,314,915
U.S. Treasury (l)
STRIPS
11/15/21	0.000%		40,105,000	32,743,126
11/15/21	0.000%		230,213,000	188,055,014
02/15/40	0.000%		140,154,000	59,817,307
Total U.S. Treasury Obligations
(Cost: $581,791,509)				$622,761,805

U.S. Government & Agency Obligations —%
Federal National Mortgage Association
04/01/22	8.000%		$34,864	$40,661
Total U.S. Government & Agency Obligations
(Cost: $34,647)				$40,661
ARGENTINA 0.1%
Argentina Bonos(c)(d)
Senior Unsecured
10/03/15	7.000%		$500,000	$466,250
04/17/17	7.000%		1,090,000	926,500
Argentina Republic Government International Bond Senior Unsecured(d)(e)
12/15/35	4.383%		1,700,000	216,750

Total				1,609,500
BRAZIL 0.1%
Brazilian Government International Bond Senior Unsecured(d)
01/07/41	5.625%		340,000	394,400
Petrobras International Finance Co.(d)
03/15/19	7.875%		350,000	417,794
01/20/20	5.750%		700,000	749,084

Total				1,561,278
CHILE —%
Empresa Nacional del Petroleo(b)(d)
12/06/21	4.750%		510,000	507,868
COLOMBIA 0.1%
Colombia Government International Bond(d)
Senior Unsecured
07/12/21	4.375%		320,000	344,000
01/18/41	6.125%		340,000	417,640
Corp. Andina de Fomento Senior Unsecured(d)
06/04/19	8.125%		350,000	427,128
Empresa de Energia de Bogota SA Senior Unsecured(b)(d)
11/10/21	6.125%		530,000	532,432
Empresas Publicas de Medellin ESP Senior Unsecured(b)(d)
02/01/21	8.375	% COP	510,000,000	276,060

Total				1,997,260
DOMINICAN REPUBLIC —%
Dominican Republic International Bond(b)(c)(d)
Senior Unsecured
05/06/21	7.500%		710,000	696,884
Dominican Republic International Bond(b)(d)
Senior Unsecured
04/20/27	8.625%		350,000	357,000

Total				1,053,884
HUNGARY —%
Hungary Government International Bond Senior Unsecured(c)(d)
03/29/21	6.375%		350,000	322,000
INDONESIA 0.1%
Indonesia Government International Bond(b)(c)(d)
Senior Unsecured
01/17/38	7.750%		690,000	931,500
Indonesia Government International Bond(b)(d)
Senior Unsecured
05/05/21	4.875%		710,000	758,141
Majapahit Holding BV(b)(d)
06/28/17	7.250%		340,000	378,102
08/07/19	8.000%		350,000	409,500

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	28

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

Issuer	Coupon Rate		Principal Amount	Value
Foreign Government Obligations(a) (continued)
INDONESIA (cont.)
PT Perusahaan Listrik Negara Senior Unsecured(b)(c)(d)
11/22/21	5.500%		$1,070,000	$1,084,866

Total				3,562,109
KAZAKHSTAN —%
KazMunayGas National Co.(b)(d)
Senior Unsecured
01/23/15	11.750%		350,000	411,250
07/02/18	9.125%		300,000	349,500

Total				760,750
LITHUANIA —%
Lithuania Government International Bond Senior Unsecured(b)(d)
03/09/21	6.125%		670,000	668,387
MEXICO 0.1%
Mexican Bonos(d)
06/10/21	6.500	% MXN	680,000	486,584
06/03/27	7.500	% MXN	1,340,000	993,072
Pemex Project Funding Master Trust(d)
01/21/21	5.500%		1,220,000	1,323,700
Petroleos Mexicanos(b)(d)
06/02/41	6.500%		340,000	382,500
Petroleos Mexicanos(c)(d)
06/02/41	6.500%		350,000	393,750

Total				3,579,606
PERU —%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates(b)(d)(l)
05/31/18	0.000%		496,503	414,580
PHILIPPINES —%
Philippine Government International Bond Senior Unsecured(d)
03/30/26	5.500%		350,000	392,000
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)(d)
12/02/24	7.390%		350,000	426,994

Total				818,994
POLAND —%
Poland Government International Bond Senior Unsecured(c)(d)
03/23/22	5.000%		900,000	904,500
QATAR —%
Qatar Government International Bond(b)(d)
Senior Unsecured
01/20/22	4.500%		350,000	360,500
01/20/42	5.750%		350,000	377,125

Total				737,625
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured(d)(e)
06/30/29	3.000%		218,500	146,395

Issuer	Coupon Rate	Principal Amount	Value
Foreign Government Obligations(a) (continued)
RUSSIAN FEDERATION 0.1%
Gazprom OAO Via Gaz Capital SA(b)(d)
Senior Unsecured
11/22/16	6.212%	$350,000	$362,250
01/23/21	5.999%	1,410,000	1,402,950
08/16/37	7.288%	340,000	351,050
Russian Foreign Bond—Eurobond(b)(d)(e)
03/31/30	7.500%	1,169,000	1,357,501
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)(d)
11/22/25	6.800%	530,000	513,438

Total			3,987,189
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured(d)
03/08/41	6.250%	150,000	173,070
SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured(d)
09/15/21	4.375%	350,000	345,949
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)(d)
08/14/19	9.750%	750,000	885,528
TURKEY —%
Turkey Government International Bond(d)
03/25/22	5.125%	320,000	305,600
Senior Unsecured
03/30/21	5.625%	680,000	687,650
03/17/36	6.875%	490,000	510,825

Total			1,504,075
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured(b)(d)
12/13/21	5.875%	520,000	543,333
UNITED STATES —%
Namibia International Bonds Senior Unsecured(b)(d)
11/03/21	5.500%	580,000	591,600
URUGUAY —%
Uruguay Government International Bond Senior Unsecured(d)
03/21/36	7.625%	340,000	470,050
VENEZUELA 0.1%
Petroleos de Venezuela SA(d)
11/02/17	8.500%	980,000	738,920
Senior Unsecured
10/28/15	5.000%	320,000	228,000
10/28/16	5.125%	1,010,000	661,550
Venezuela Government International Bond Senior Unsecured(d)
05/07/23	9.000%	1,720,000	1,229,800

Total			2,858,270
Total Foreign Government Obligations
(Cost: $30,008,210)			$30,003,800

Issuer Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 0.4%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	$740,000	$920,538
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	12,355,000	12,664,740
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,850,000	2,046,655
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	1,550,000	1,635,761
Total Municipal Bonds
(Cost: $16,429,785)			$17,267,694

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 0.1%
Gaming —%
Caesars Octavius LLC Tranche B Term Loan(e)(m)
04/25/17	9.250%	$397,000	$376,753
ROC Finance LLC Tranche B Term Loan(e)(m)
08/19/17	8.500%	191,000	190,523

Total			567,276
Media Non-Cable 0.1%
Cumulus Media Holdings, Inc.(e)(m)
2nd Lien Term Loan
03/18/19	7.500%	841,000	816,821
Cumulus Media Holdings, Inc.(e)(m)(n)
2nd Lien Term Loan
TBD	TBD	780,000	757,575

Total			1,574,396
Total Senior Loans
(Cost: $2,141,850)			$2,141,672
Issuer		Shares	Value
Preferred Stocks 1.0%
FINANCIALS 1.0%
Commercial Banks 1.0%
Citigroup Capital XIII, 7.875%		1,402,825	$36,557,619
Lloyds Banking Group PLC, 6.657%(b)(d)		6,315,000	3,473,250

Total			40,030,869
TOTAL FINANCIALS			40,030,869
Total Preferred Stocks
(Cost: $43,807,029)			$40,030,869

The accompanying Notes to Financial Statements are an integral part of this statement.

29	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Bond Fund

Issuer		Shares	Value
Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(o)		816	$37,536
Total Warrants
(Cost: $32,862)			$37,536
Issuer	Coupon Rate	Principal Amount	Value
Treasury Note Short-Term 0.5%
U.S. Treasury Bills(c)
02/02/12	0.000%	$22,550,000	$22,549,899
Total Treasury Note Short-Term
(Cost: $22,549,707)			$22,549,899

		Shares	Value
Money Market Funds 0.9%
Columbia Short-Term Cash Fund,
0.141%(p)(q)		37,895,335	$37,895,335
Total Money Market Funds
(Cost: $37,895,335)			$37,895,335
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 11.4%
Asset-Backed Commercial Paper 2.9%
Amsterdam Funding Corp.
01/09/12	0.320%	$9,996,889	$9,996,889
01/11/12	0.320%	4,998,489	4,998,489
Argento Variable Funding Company LLC
01/09/12	0.310%	4,998,536	4,998,536
01/13/12	0.310%	4,998,622	4,998,622
Atlantis One
01/05/12	0.300%	4,998,708	4,998,708
01/11/12	0.310%	7,998,415	7,998,415
01/17/12	0.310%	4,998,536	4,998,536
02/01/12	0.370%	9,995,684	9,995,684
Cancara Asset Securitisation LLC
01/03/12	0.320%	3,998,756	3,998,756
01/03/12	0.320%	7,997,511	7,997,511
01/09/12	0.310%	1,999,432	1,999,432
01/23/12	0.320%	4,998,445	4,998,445
Gemini Securitization Corporation (FKA Twin Towers)
01/13/12	0.400%	4,998,333	4,998,333
Grampian Funding LLC
01/18/12	0.310%	4,998,665	4,998,665
01/23/12	0.320%	8,997,280	8,997,280
Regency Markets No. 1 LLC
01/18/12	0.250%	$4,998,958	$4,998,958
Rheingold Securitization
01/10/12	0.730%	14,991,179	14,991,179
Royal Park Investments Funding Corp.
01/05/12	1.000%	1,999,611	1,999,611
Windmill Funding Corp.
01/09/12	0.320%	4,998,445	4,998,445

Total			117,960,494
Certificates of Deposit 6.2%
Bank of Nova Scotia
05/03/12	0.401%	13,000,000	13,000,000
Branch Banking & Trust Corporation
01/09/12	0.350%	35,000,000	35,000,000
Canadian Imperial Bank
03/21/12	0.333%	8,002,509	8,002,509
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
03/08/12	0.540%	14,000,000	14,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	15,000,000	15,000,000
DnB NOR ASA
03/01/12	0.450%	10,000,000	10,000,000
03/15/12	0.520%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg—Foerderbank
01/09/12	0.560%	25,000,000	25,000,000
National Australia Bank
04/30/12	0.446%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.425%	10,000,000	10,000,000
Nordea Bank AB
01/13/12	0.350%	4,000,000	4,000,000
03/13/12	0.520%	15,000,000	15,000,000
Rabobank
03/16/12	0.530%	14,979,931	14,979,931
Standard Chartered Bank PLC
01/03/12	0.460%	19,000,298	19,000,298
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	8,000,000	8,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,127	10,000,127
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000
02/21/12	0.510%	10,000,000	10,000,000
03/02/12	0.530%	10,000,000	10,000,000

Total			250,982,865
Commercial Paper 1.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	$9,976,617	$9,976,617
ERSTE ABWICKLUNGSANSTALT
01/20/12	0.530%	4,997,350	4,997,350
HSBC Bank PLC
04/13/12	0.481%	14,963,400	14,963,400
Macquarie Bank Ltd.
04/20/12	0.803%	1,991,911	1,991,911
PB Capital Corp.
01/09/12	0.731%	4,996,553	4,996,553
Suncorp Metway Ltd.
01/18/12	0.450%	9,992,125	9,992,125
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
04/20/12	0.531%	4,986,529	4,986,529

Total			73,850,642
Other Short-Term Obligations 0.4%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	10,000,000	10,000,000
02/16/12	0.650%	6,000,000	6,000,000

Total			16,000,000
Repurchase Agreements 0.1%
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $5,652,858(r)
	0.080%	5,652,808	5,652,808
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $464,446,809)			$464,446,809
Total Investments
(Cost: $4,423,802,012)			$4,556,095,199
Other Assets & Liabilities, Net			(467,879,353)
Net Assets			$4,088,215,846

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	30

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Long Bond, 20-year	516	$ 74,723,250	March 2012	$752,942	$—
U.S. Treasury Note, 5-year	(4,457)	(549,360,059)	April 2012	—	(2,474,067)
U.S. Treasury Note, 10-year	(2,386)	(312,864,250)	March 2012	—	(2,844,038)
U.S. Treasury Ultra Bond, 30-year	(769)	(123,184,188)	March 2012	—	(1,795,677)
Total				$752,942	$(7,113,782)

Credit Default Swap Contracts Outstanding at December 31, 2011
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Citibank	Barclays Bank, PLC	Sept. 20, 2016	1.00%	$565,000	$22,058	$(38,089)	$(173)	$—	$(16,204)
Goldman Sachs International	Barclays Bank, PLC	Sept. 20, 2016	1.00	9,965,000	389,038	(682,350)	(3,045)	—	(296,357)
JPMorgan	Barclays Bank, PLC	Sept. 20, 2016	1.00	6,680,000	260,790	(472,629)	(2,041)	—	(213,880)
Morgan Stanley	Barclays Bank, PLC	Sept. 20, 2016	1.00	19,935,000	778,271	(1,432,324)	(6,091)	—	(660,144)
Barclays	D.R. Horton, Inc.	Sept. 20, 2016	1.00	4,210,000	252,141	(418,191)	(1,286)	—	(167,336)
JPMorgan	D.R. Horton, Inc.	Sept. 20, 2016	1.00	7,970,000	477,332	(527,935)	(2,435)	—	(53,039)
Citibank	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.00	11,560,000	1,073,359	(219,023)	(3,532)	850,804	—
Citibank	Home Depot, Inc.	Sept. 20, 2016	1.00	625,000	(12,625)	5,387	(191)	—	(7,429)
Morgan Stanley	Home Depot, Inc.	Sept. 20, 2016	1.00	12,215,000	(246,748)	170,183	(3,732)	—	(80,297)
Morgan Stanley	Limited Brands, Inc.	Sept. 20, 2016	1.00	10,650,000	447,948	(637,434)	(3,254)	—	(192,740)
Barclays	Marriott International, Inc.	Sept. 20, 2016	1.00	8,235,000	97,254	(43,567)	(2,516)	51,171	—
Citigroup	Marriott International, Inc.	Sept. 20, 2016	1.00	5,975,000	70,564	(125,566)	(1,826)	—	(56,828)
JPMorgan	Morgan Stanley	Sept. 20, 2016	1.00	15,500,000	1,967,757	(815,582)	(4,736)	1,147,439	—
Barclays	Textron, Inc.	Sept. 20, 2016	1.00	8,905,000	464,568	(255,157)	(2,721)	206,689	—
Goldman Sachs International	Textron, Inc.	Sept. 20, 2016	1.00	3,315,000	172,941	(182,626)	(1,013)	—	(10,698)
Morgan Stanley	Textron, Inc.	Sept. 20, 2016	1.00	3,350,000	174,767	(232,071)	(1,023)	—	(58,327)
Barclays	Toll Brothers, Inc.	Sept. 20, 2016	1.00	3,335,000	120,074	(231,185)	(1,019)	—	(112,130)
JPMorgan	Toll Brothers, Inc.	Sept. 20, 2016	1.00	11,675,000	420,348	(773,258)	(3,567)	—	(356,477)
Morgan Stanley	Toll Brothers, Inc.	Sept. 20, 2016	1.00	9,370,000	337,358	(413,471)	(2,863)	—	(78,976)
Barclays	D.R. Horton, Inc.	Dec. 20, 2016	1.00	5,445,000	358,839	(688,122)	(1,664)	—	(330,947)
JPMorgan	D.R. Horton, Inc.	Dec. 20, 2016	1.00	15,510,000	1,022,146	(1,646,029)	(4,739)	—	(628,622)
JPMorgan	Home Depot, Inc.	Dec. 20, 2016	1.00	15,500,000	(310,144)	274,244	(4,736)	—	(40,636)
JPMorgan	Limited Brands, Inc.	Dec. 20, 2016	1.00	4,430,000	214,010	(302,960)	(1,354)	—	(90,304)
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.00	15,510,000	639,013	(931,939)	(4,739)	—	(297,665)
Morgan Stanley	Toll Brothers, Inc.	Dec. 20, 2016	1.00	13,925,000	573,711	(835,422)	(4,255)	—	(265,966)
Barclays	Morgan Stanley	March 20, 2017	1.00	8,405,000	840,017	(751,260)	(2,568)	86,189	—
JPMorgan	Morgan Stanley	March 20, 2017	1.00	13,345,000	1,817,272	(1,818,657)	(4,078)	—	(5,463)
Total								$2,342,292	$(4,020,465)

The accompanying Notes to Financial Statements are an integral part of this statement.

31	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Bond Fund

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $336,816,069 or 8.24% of net assets.

(c)	At December 31, 2011, security was partially or fully on loan.

(d)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $191,573,131 or 4.69% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $1,210,732, representing 0.03% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
United Artist Theatre Circuit, Inc.
1995-A Pass Through Certificates
9.300% 07/01/15	12/08/95	$1,259,604

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $1,210,732, which represents 0.03% of net assets.

(h)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(j)	At December 31, 2011, investments in securities included securities valued at $12,695,582 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Represents a security purchased on a when-issued or delayed delivery basis.

(l)	Zero coupon bond.

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of December 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o)	Non-income producing.

(p)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(q)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$322,075,929	$1,752,787,842	$(2,036,968,436)	$–	$37,895,335	$501,748	$37,895,335

(r)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$1,742,089
Freddie Mac REMICS	612,686
Government National Mortgage Association	3,411,089
Total Market Value of Collateral Securities	$5,765,864

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	32

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

33	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	34

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$182,837,514	$325,779	$183,163,293
Entertainment	—	7,743,534	1,210,732	8,954,266
All Other Industries	—	1,599,137,350	—	1,599,137,350
Residential Mortgage-Backed Securities — Agency	—	785,563,554	—	785,563,554
Residential Mortgage-Backed Securities — Non-Agency	—	34,939,578	12,474,118	47,413,696
Commercial Mortgage-Backed Securities — Agency	—	33,050	—	33,050
Commercial Mortgage-Backed Securities —Non-Agency	—	636,850,995	—	636,850,995
Asset-Backed Securities — Non-Agency	—	56,387,056	—	56,387,056
Inflation-Indexed Bonds	—	1,415,859	—	1,415,859
U.S. Treasury Obligations	265,476,906	357,284,899	—	622,761,805
U.S. Government & Agency Obligations	—	40,661	—	40,661
Foreign Government Obligations	—	29,589,220	414,580	30,003,800
Municipal Bonds	—	17,267,694	—	17,267,694
Total Bonds	265,476,906	3,709,090,964	14,425,209	3,988,993,079
Equity Securities
Preferred Stocks
Financials	36,557,619	3,473,250	—	40,030,869
Warrants
Energy	—	37,536	—	37,536
Total Equity Securities	36,557,619	3,510,786	—	40,068,405
Short-Term Securities
Treasury Note Short-Term	22,549,899	—	—	22,549,899
Total Short-Term Securities	22,549,899	—	—	22,549,899
Other
Senior Loans	—	2,141,672	—	2,141,672
Money Market Funds	37,895,335	—	—	37,895,335
Investments of Cash Collateral Received for Securities on Loan	—	464,446,809	—	464,446,809
Total Other	37,895,335	466,588,481	—	504,483,816
Investments in Securities	362,479,759	4,179,190,231	14,425,209	4,556,095,199
Derivatives(c)
Assets
Futures Contracts	752,942	—	—	752,942
Swap Contracts	—	2,342,292	—	2,342,292
Liabilities
Futures Contracts	(7,113,782)	—	—	(7,113,782)
Swap Contracts	—	(4,020,465)	—	(4,020,465)
Total	$356,118,919	$4,177,512,058	$14,425,209	$4,548,056,186

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds and Notes classified as Level 3 securities are valued using the market approach and utilized single market quotations from broker dealers.

The accompanying Notes to Financial Statements are an integral part of this statement.

35	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Bond Fund

Fair Value Measurements (continued)

Certain Corporate Bonds and Notes classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of securities and observable yields on securities management deemed comparable.

Certain Residential Mortgage-Backed and Asset-Backed securities classified as Level 3 securities are valued using the market approach and utilize a single market quotation from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities – Non-Agency	Asset- Backed Securities – Non-Agency	Foreign Government Obligations	Total
Balance as of December 31, 2010	$1,508,144	$26,338,013	$12,547,813	$—	$40,393,970
Accrued discounts/premiums	(15,189)	(49,313)	9,795	436	(54,271)
Realized gain (loss)	(1,156)	287,396	(1,777)	—	284,463
Change in unrealized appreciation (depreciation)*	377	(63,369)	(103,605)	(9,125)	(175,722)
Sales	(5,308,773)	(26,878,480)	(12,452,226)	—	(44,639,479)
Purchases	—	12,839,871	—	423,269	13,263,140
Transfers into Level 3	5,353,108	—	—	—	5,353,108
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2011	$1,536,511	$12,474,118	$ —	$414,580	$14,425,209

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(84,031), which is comprised of Corporate Bonds & Notes of $(14,413), Residential Mortgage-Backed Securities—Non-Agency of $(60,493) and Foreign Government Obligations of $(9,125).

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	36

Portfolio of Investments

Columbia Variable Portfolio – Dynamic Equity Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.1%
CONSUMER DISCRETIONARY 11.7%
Diversified Consumer Services 1.4%
Apollo Group, Inc., Class A(a)	60,227	$3,244,428
Bridgepoint Education, Inc.(a)(b)	99,900	2,297,700
ITT Educational Services, Inc.(a)(b)	148,200	8,431,098
Weight Watchers International, Inc.(b)	59,100	3,251,091

Total		17,224,317
Household Durables 0.4%
Tempur-Pedic International, Inc.(a)(b)	91,300	4,795,989
Internet & Catalog Retail 0.8%
Netflix, Inc.(a)	34,100	2,362,789
priceline.com, Inc.(a)	14,900	6,968,879

Total		9,331,668
Media 4.0%
DIRECTV, Class A(a)	462,500	19,776,500
DISH Network Corp., Class A	717,845	20,444,226
Viacom, Inc., Class B	206,795	9,390,561

Total		49,611,287
Multiline Retail 1.0%
Dillard’s, Inc., Class A(b)	268,401	12,045,837
Specialty Retail 4.1%
Aaron’s, Inc.	186,300	4,970,484
AutoZone, Inc.(a)	50,900	16,540,973
Finish Line, Inc., Class A (The)(b)	15,000	289,275
GameStop Corp., Class A(a)(b)	279,100	6,734,683
Rent-A-Center, Inc.(b)	498,879	18,458,523
TJX Companies, Inc.	58,617	3,783,727

Total		50,777,665
TOTAL CONSUMER DISCRETIONARY		143,786,763
CONSUMER STAPLES 10.0%
Beverages 0.1%
Coca-Cola Enterprises, Inc.	70,200	1,809,756
Food & Staples Retailing 4.0%
Kroger Co. (The)(b)	621,100	15,043,042
Wal-Mart Stores, Inc.(b)	561,810	33,573,766

Total		48,616,808
Food Products 1.8%
Hershey Co. (The)(b)	157,400	9,724,172
Tyson Foods, Inc., Class A	597,600	12,334,464

Total		22,058,636
Tobacco 4.1%
Lorillard, Inc.(b)	205,771	23,457,894
Philip Morris International, Inc.	342,384	26,870,296

Total		50,328,190
TOTAL CONSUMER STAPLES		122,813,390
ENERGY 11.0%
Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	94,072	6,395,955
Oceaneering International, Inc.(b)	234,700	10,826,711
ENERGY (cont.)
RPC, Inc.	64,900	$1,184,425

Total		18,407,091
Oil, Gas & Consumable Fuels 9.5%
Apache Corp.	198,439	17,974,605
Chevron Corp.	299,114	31,825,730
ConocoPhillips(b)	191,842	13,979,526
Exxon Mobil Corp.	129,316	10,960,824
Marathon Oil Corp.	742,284	21,726,653
Tesoro Corp.(a)(b)	382,800	8,942,208
Valero Energy Corp.	565,522	11,904,238

Total		117,313,784
TOTAL ENERGY		135,720,875
FINANCIALS 14.2%
Capital Markets 0.6%
American Capital Ltd.(a)(b)	773,400	5,204,982
Franklin Resources, Inc.	26,058	2,503,131

Total		7,708,113
Commercial Banks 0.5%
KeyCorp	832,635	6,402,963
Consumer Finance 2.7%
Capital One Financial Corp.(b)	339,000	14,336,310
Discover Financial Services	776,104	18,626,496

Total		32,962,806
Diversified Financial Services 3.0%
Citigroup, Inc.	103,606	2,725,874
IntercontinentalExchange, Inc.(a)	70,000	8,438,500
JPMorgan Chase & Co.	652,900	21,708,925
NASDAQ OMX Group, Inc. (The)(a)	187,380	4,592,684

Total		37,465,983
Insurance 4.7%
Aflac, Inc.	516,700	22,352,442
American Equity Investment Life Holding Co.(b)	303,800	3,159,520
Brown & Brown, Inc.(b)	259,900	5,881,537
Genworth Financial, Inc., Class A(a)	355,900	2,331,145
Hartford Financial Services Group, Inc.(b)	36,100	586,625
Lincoln National Corp.(b)	268,019	5,204,929
Protective Life Corp.	378,500	8,538,960
Reinsurance Group of America, Inc.	187,200	9,781,200

Total		57,836,358
Real Estate Investment Trusts (REITs) 2.7%
CBL & Associates Properties, Inc.(b)	207,019	3,250,198
Public Storage(b)	53,800	7,233,948
Simon Property Group, Inc.(b)	165,422	21,329,513
Two Harbors Investment Corp.(b)	104,300	963,732

Total		32,777,391
TOTAL FINANCIALS		175,153,614
HEALTH CARE 12.3%
Biotechnology 2.2%
Biogen Idec, Inc.(a)	36,236	$3,987,772
Celgene Corp.(a)	110,300	7,456,280
Gilead Sciences, Inc.(a)	363,500	14,878,055

Total		26,322,107
Health Care Providers & Services 3.2%
Humana, Inc.	112,470	9,853,497
UnitedHealth Group, Inc.	487,127	24,687,596
WellCare Health Plans, Inc.(a)	92,500	4,856,250

Total		39,397,343
Pharmaceuticals 6.9%
Abbott Laboratories	432,000	24,291,360
Bristol-Myers Squibb Co.	182,234	6,421,926
Eli Lilly & Co.	677,812	28,169,867
Pfizer, Inc.	1,100,000	23,804,000
Warner Chilcott PLC, Class A(a)(c)	151,400	2,290,682

Total		84,977,835
TOTAL HEALTH CARE		150,697,285
INDUSTRIALS 10.8%
Aerospace & Defense 2.5%
General Dynamics Corp.	110,901	7,364,935
Lockheed Martin Corp.(b)	102,652	8,304,547
Raytheon Co.	133,778	6,472,180
United Technologies Corp.	111,262	8,132,139

Total		30,273,801
Airlines 0.1%
Skywest, Inc.(b)	50,700	638,313
Commercial Services & Supplies 2.8%
Deluxe Corp.(b)	150,000	3,414,000
Pitney Bowes, Inc.(b)	756,139	14,018,817
RR Donnelley & Sons Co.(b)	1,202,074	17,345,928

Total		34,778,745
Industrial Conglomerates 1.8%
General Electric Co.	63,936	1,145,094
Tyco International Ltd.(c)	448,400	20,944,764

Total		22,089,858
Machinery 1.6%
Illinois Tool Works, Inc.	31,469	1,469,917
Parker Hannifin Corp.	150,900	11,506,125
Sauer-Danfoss, Inc.(a)	61,400	2,223,294
Toro Co. (The)(b)	66,900	4,058,154

Total		19,257,490
Professional Services 1.9%
Dun & Bradstreet Corp. (The)	261,700	19,583,011
Verisk Analytics, Inc., Class A(a)	113,200	4,542,716

Total		24,125,727
Road & Rail 0.1%
Landstar System, Inc.(b)	21,600	1,035,072
TOTAL INDUSTRIALS		132,199,006

The accompanying Notes to Financial Statements are an integral part of this statement.

37	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Dynamic Equity Fund

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY 18.6%
Computers & Peripherals 5.7%
Apple, Inc.(a)(d)	138,074	$55,919,970
Dell, Inc.(a)	1,001,894	14,657,709

Total		70,577,679
Electronic Equipment, Instruments & Components 0.9%
Vishay Intertechnology, Inc.(a)(b)	1,223,455	10,998,861
IT Services 5.3%
International Business Machines Corp.(b)	229,309	42,165,339
Lender Processing Services, Inc.	91,300	1,375,891
Mastercard, Inc., Class A	57,300	21,362,586

Total		64,903,816
Semiconductors & Semiconductor Equipment 3.7%
Atmel Corp.(a)	339,500	2,749,950
Cirrus Logic, Inc.(a)	57,800	916,130
GT Advanced Technologies, Inc.(a)(b)	1,292,200	9,355,528
Intel Corp.(b)	1,199,500	29,087,875
Novellus Systems, Inc.(a)	79,300	3,274,297

Total		45,383,780
Software 3.0%
Microsoft Corp.	1,390,669	36,101,767
VMware, Inc., Class A(a)	9,900	823,581

Total		36,925,348
TOTAL INFORMATION TECHNOLOGY		228,789,484
MATERIALS 3.7%
Chemicals 1.5%
CF Industries Holdings, Inc.	33,800	4,900,324
Eastman Chemical Co.	163,348	6,380,373
LyondellBasell Industries NV, Class A(c)	240,800	7,823,592

Total		19,104,289
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	244,472	8,994,125
Paper & Forest Products 1.5%
Buckeye Technologies, Inc.(b)	111,200	3,718,528
Domtar Corp.(b)	178,618	14,282,295

Total		18,000,823
TOTAL MATERIALS		46,099,237
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.(b)	193,521	5,852,075
Verizon Communications, Inc.(b)	645,710	25,905,885

Total		31,757,960
TOTAL TELECOMMUNICATION SERVICES		31,757,960
UTILITIES 4.2%
Electric Utilities 2.1%
El Paso Electric Co.(b)	69,900	$2,421,336
Entergy Corp.	58,300	4,258,815
Exelon Corp.(b)	439,076	19,042,726

Total		25,722,877
Independent Power Producers & Energy Traders 1.7%
AES Corp. (The)(a)	1,803,000	21,347,520
Multi-Utilities 0.4%
OGE Energy Corp.(b)	73,400	4,162,514
TOTAL UTILITIES		51,232,911
Total Common Stocks
(Cost: $1,085,451,680)		$1,218,250,525

	Shares	Value
Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	12,589,870	$12,589,870
Total Money Market Funds
(Cost: $12,589,870)		$12,589,870

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 21.3%
Asset-Backed Commercial Paper 3.9%
Amsterdam Funding Corp.
01/04/12	0.320%	$4,998,444	$4,998,444
01/09/12	0.320%	4,998,444	4,998,444
Argento Variable Funding Company LLC
01/13/12	0.310%	9,997,245	9,997,245
Atlantis One
01/05/12	0.300%	1,999,483	1,999,483
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/09/12	0.310%	1,999,432	1,999,432
01/11/12	0.310%	4,998,536	4,998,536
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	1,999,303	1,999,303
Kells Funding, LLC
01/03/12	0.380%	4,998,206	4,998,206
Royal Park Investments Funding Corp.
01/05/12	1.000%	1,999,611	1,999,611
Windmill Funding Corp.
01/04/12	0.320%	4,998,444	4,998,444

Total			47,984,990
Certificates of Deposit 9.8%
Bank of Nova Scotia
05/03/12	0.401%	5,000,000	5,000,000
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Canadian Imperial Bank
03/21/12	0.333%	5,001,568	5,001,568
Credit Suisse
03/08/12	0.540%	5,000,000	5,000,000
Certificates of Deposit (cont.)
Deutsche Bank AG
01/20/12	0.420%	$5,000,000	$5,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	7,000,000	7,000,000
National Bank of Canada
05/08/12	0.425%	5,000,000	5,000,000
Nordea Bank AB
01/13/12	0.350%	7,000,000	7,000,000
03/13/12	0.520%	4,000,000	4,000,000
Rabobank
01/20/12	0.331%	7,000,000	7,000,000
Skandinaviska Enskilda Banken AB
01/03/12	0.020%	10,000,000	10,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
02/28/12	0.490%	6,000,000	6,000,000
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
03/15/12	0.560%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/12/12	0.320%	10,000,000	10,000,000

Total			121,001,725
Commercial Paper 3.2%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
HSBC Bank PLC
04/13/12	0.481%	8,978,040	8,978,040
Suncorp Metway Ltd.
02/02/12	0.500%	4,995,486	4,995,486
02/08/12	0.500%	4,995,694	4,995,694
Toyota Motor Credit Corp.
04/26/12	0.562%	3,988,551	3,988,551
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756

Total			39,919,159
Other Short-Term Obligations 0.7%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	8,000,000	8,000,000
Repurchase Agreements 3.7%
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $5,000,156(g)
	0.160%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $24,000,267(g)
	0.100%	24,000,000	24,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078(g)
	0.140%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	38

Portfolio of Investments (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (contd.)
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $10,848,029(g)
	0.080%	$10,847,932	$10,847,932

Total			44,847,932
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $261,753,806)			$261,753,806
Total Investments
(Cost: $1,359,795,356)			$1,492,594,201
Other Assets & Liabilities, Net			(263,224,289)
Net Assets			$1,229,369,912

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	40	$12,526,000	March 2012	$334,237	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $31,059,038 or 2.53% of net assets.

(d)	At December 31, 2011, investments in securities included securities valued at $2,956,500 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$9,630,191	$185,714,947	$(182,755,268)	$—	$12,589,870	$22,594	$12,589,870

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

39	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Dynamic Equity Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$15,900,191
Federal National Mortgage Association	218,817
Freddie Mac Gold Pool	5,570,656
Freddie Mac Non Gold Pool	1,820,256
Ginnie Mae I Pool	968,946
Ginnie Mae II Pool	1,134
Total Market Value of Collateral Securities	$24,480,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$ 5,100,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$ 3,343,128
Freddie Mac REMICS	1,175,767
Government National Mortgage Association	6,545,996
Total Market Value of Collateral Securities	$ 11,064,891

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	40

Portfolio of Investments (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

41	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Dynamic Equity Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Description(a)	Fair value at December 31, 2011
	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$143,786,763	$—	$—	$143,786,763
Consumer Staples	122,813,390	—	—	122,813,390
Energy	135,720,875	—	—	135,720,875
Financials	175,153,614	—	—	175,153,614
Health Care	150,697,285	—	—	150,697,285
Industrials	132,199,006	—	—	132,199,006
Information Technology	228,789,484	—	—	228,789,484
Materials	46,099,237	—	—	46,099,237
Telecommunication Services	31,757,960	—	—	31,757,960
Utilities	51,232,911	—	—	51,232,911
Total Equity Securities	1,218,250,525	—	—	1,218,250,525
Other
Money Market Funds	12,589,870	—	—	12,589,870
Investments of Cash Collateral Received for Securities on Loan	—	261,753,806	—	261,753,806
Total Other	12,589,870	261,753,806	—	274,343,676
Investments in Securities	1,230,840,395	261,753,806	—	1,492,594,201
Derivatives(c)
Assets
Futures Contracts	—	334,237	—	334,237
Total	$1,230,840,395	$262,088,043	$—	$1,492,928,438

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	42

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 94.5%
BRAZIL 11.0%
Banco Bradesco SA, ADR(a)	531,579	$8,866,738
BM&FBovespa SA(a)	1,586,900	8,337,553
BRF—Brasil Foods SA(a)	492,900	9,624,135
BRF—Brasil Foods SA, ADR(a)	46,812	915,175
CETIP SA—Balcao Organizado de Ativos e Derivativos(a)	171,800	2,482,246
Cia de Bebidas das Americas, ADR(a)	306,604	11,065,338
Cia Energetica de Minas Gerais, ADR(a)	48,095	855,610
Cia Hering(a)	315,600	5,492,227
Itaú Unibanco Holding SA, ADR(a)	125,193	2,323,582
Petroleo Brasileiro SA, ADR(a)	961,351	23,889,572
Tim Participacoes SA, ADR(a)	349,464	9,016,171
Totvs SA(a)	346,100	6,171,444
Vale SA, ADR(a)	322,620	6,920,199

Total		95,959,990
CHILE 2.1%
Banco Santander Chile, ADR(a)	75,460	5,712,322
Cencosud SA(a)	1,218,065	7,051,178
ENTEL Chile SA(a)	310,970	5,817,922

Total		18,581,422
CHINA 13.4%
Agricultural Bank of China Ltd., Class H(a)(b)	29,224,000	12,510,465
Baidu, Inc., ADR(a)(c)	57,203	6,662,434
Belle International Holdings Ltd.(a)	5,959,000	10,352,390
China Construction Bank Corp., Class H(a)	14,020,460	9,738,763
China Mobile Ltd.(a)	973,500	9,458,125
China Unicom Hong Kong Ltd.(a)(b)	5,058,000	10,663,067
CNOOC Ltd.(a)	1,652,000	2,880,666
Dongfeng Motor Group Co., Ltd., Class H(a)(b)	6,224,000	10,627,433
ENN Energy Holdings Ltd.(a)	1,746,000	5,589,891
Golden Eagle Retail Group Ltd.(a)(b)	3,529,000	7,439,195
New Oriental Education & Technology Group, ADR(a)(c)	290,744	6,992,393
PetroChina Co., Ltd., ADR(a)	21,316	2,649,792
PetroChina Co., Ltd., Class H(a)	9,726,000	12,078,078
Ping An Insurance Group Co., Class H(a)	1,421,500	9,326,139

Total		116,968,831
CZECH REPUBLIC 1.4%
Komercni Banka AS(a)	30,952	5,216,999
Telefonica Czech Republic AS(a)	369,531	7,165,571

Total		12,382,570
HONG KONG 2.4%
AAC Technologies Holdings, Inc.(a)	1,914,000	4,282,244
China Mobile Ltd., ADR (a)	67,694	3,282,482
China Unicom Hong Kong Ltd., ADR(a)	418,574	8,844,469
CNOOC Ltd., ADR(a)	25,017	4,369,969

Total		20,779,164
INDIA 5.7%
ICICI Bank Ltd.(a)	700,576	$9,108,899
Infosys Ltd.(a)	227,588	11,845,477
Infosys Ltd., ADR(a)	69,575	3,574,763
ITC Ltd.(a)	1,408,410	5,333,824
Jain Irrigation Systems Ltd.(a)	877,371	1,427,017
Jain Irrigation Systems Ltd.—DVR(a)(c)	43,868	29,119
Larsen & Toubro Ltd.(a)	143,542	2,684,940
Maruti Suzuki India Ltd.(a)	338,527	5,845,922
Reliance Industries Ltd.(a)	340,111	4,430,610
State Bank of India(a)	189,496	5,767,593

Total		50,048,164
INDONESIA 3.3%
PT Astra International Tbk(a)	855,000	6,967,477
PT Bank Mandiri Tbk(a)	10,499,060	7,802,802
PT Bank Rakyat Indonesia Persero Tbk(a)	9,583,000	7,123,264
PT Semen Gresik Persero Tbk(a)	5,838,000	7,366,229

Total		29,259,772
JERSEY 1.1%
Polymetal International PLC(a)(c)	580,793	9,867,569
MALAYSIA 2.4%
Genting Bhd(a)	3,019,800	10,468,687
Telekom Malaysia Bhd(a)	6,969,000	10,909,216

Total		21,377,903
MEXICO 5.3%
America Movil SAB de CV, Class L, ADR(a)	18,267	412,834
America Movil SAB de CV, Series L(a)	5,449,900	6,162,757
Fomento Economico Mexicano SAB de CV, ADR(a)	199,112	13,880,097
Grupo Financiero Banorte SAB de CV, Class O(a)(b)	1,573,600	4,764,316
Grupo Televisa SAB(a)	1,541,600	6,494,634
Wal-Mart de Mexico SAB de CV, Class V(a)	5,244,700	14,394,577

Total		46,109,215
PERU 1.9%
Cia de Minas Buenaventura SA, ADR(a)	255,599	9,799,666
Credicorp Ltd.(a)	64,484	7,059,063

Total		16,858,729
PHILIPPINES 1.0%
Ayala Corp.(a)	1,176,516	8,349,163
RUSSIAN FEDERATION 4.0%
Gazprom OAO(a)	655,865	3,488,687
Gazprom OAO, ADR(a)	191,426	2,049,215
Lukoil OAO, ADR(a)	52,351	2,783,765
Magnit OJSC, GDR(a)(c)(d)	504,021	10,665,084
RUSSIAN FEDERATION (cont.)
Mobile Telesystems OJSC, ADR(a)	497,500	$7,303,300
Rosneft Oil Co.(a)	1,259,096	8,310,034

Total		34,600,085
SINGAPORE 0.8%
Keppel Corp., Ltd.(a)	992,000	7,100,578
SOUTH AFRICA 8.9%
AngloGold Ashanti Ltd., ADR(a)	102,511	4,351,592
FirstRand Ltd.(a)	2,479,228	6,369,634
Harmony Gold Mining Co., Ltd., ADR(a)	726,193	8,452,887
Kumba Iron Ore Ltd.(a)(b)	97,906	6,064,131
Life Healthcare Group Holdings Ltd.(a)	4,459,621	11,402,417
MTN Group Ltd.(a)	265,857	4,733,526
Naspers Ltd., Class N(a)	189,899	8,308,456
Sasol Ltd.(a)	311,374	14,869,487
Sasol Ltd., ADR(a)	18,753	888,892
Shoprite Holdings Ltd.(a)	710,024	11,979,519

Total		77,420,541
SOUTH KOREA 14.3%
Hana Financial Group, Inc.(a)	187,970	5,824,685
Hyundai Department Store Co., Ltd.(a)(c)	83,126	11,781,320
Hyundai Heavy Industries Co., Ltd.(a)(c)	28,088	6,280,189
Hyundai Mobis(a)(c)	55,098	13,998,857
Hyundai Motor Co.(a)(c)	68,886	12,759,594
Hyundai Steel Co.(a)(c)	87,842	7,308,506
LG Chem Ltd.(a)(c)	30,748	8,478,950
Samsung Electronics Co., Ltd.(a)	41,560	38,228,466
Samsung Engineering Co., Ltd.(a)(c)	65,985	11,554,291
Shinhan Financial Group Co., Ltd.(a)(c)	244,759	8,463,821

Total		124,678,679
TAIWAN 9.0%
Advanced Semiconductor Engineering, Inc.(a)	9,669,000	8,283,739
Chinatrust Financial Holding Co., Ltd.(a)	14,738,452	9,184,507
Formosa Plastics Corp.(a)	3,297,000	8,788,702
Hon Hai Precision Industry Co., Ltd.(a)	2,269,246	6,205,788
HTC Corp.(a)	191,100	3,132,273
MediaTek, Inc.(a)	571,000	5,226,365
President Chain Store Corp.(a)	1,217,000	6,627,649
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	5,033,838	12,577,546
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	1,457,701	18,818,920

Total		78,845,489
THAILAND 3.3%
Bangkok Bank PCL, NVDR(a)	1,603,832	7,791,946
Banpu PCL, Foreign Registered Shares(a)	312,750	5,402,374
PTT Global Chemical PCL(a)(c)	2,906,556	5,619,648

The accompanying Notes to Financial Statements are an integral part of this statement.

43	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Issuer	Shares	Value
Common Stocks (continued)
THAILAND (cont.)
Siam Commercial Bank PCL, Foreign Registered Shares(a)	2,358,400	$8,692,137
Total Access Communication PCL, NVDR(a)	699,200	1,539,032

Total		29,045,137
TURKEY 3.2%
Tav Havalimanlari Holding As(a)(c)	1,028,785	4,378,617
Tupras Turkiye Petrol Rafine(a)	330,963	6,990,638
Turkiye Garanti Bankasi AS(a)	3,241,978	10,100,420
Turkiye Halk Bankasi AS(a)	1,173,576	6,135,130

Total		27,604,805
Total Common Stocks
(Cost: $854,204,015)		$825,837,806

Preferred Stocks 2.7%
BRAZIL 2.5%
Cia Energetica Minas Gerais(a)	383,600	$6,842,178
Cia de Bebidas das Americas(a)	53,800	1,941,155
Itaú Unibanco Holding SA(a)	565,600	10,306,792
Petroleo Brasileiro SA(a)	249,300	2,872,246

Total		21,962,371
RUSSIAN FEDERATION 0.2%
Mechel(a)	281,871	1,775,917
Total Preferred Stocks
(Cost: $27,494,842)		$23,738,288

	Shares	Value
Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	25,113,824	$25,113,824
Total Money Market Funds
(Cost: $25,113,824)		$25,113,824

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 2.8%
Certificates of Deposit 0.1%
Standard Chartered Bank PLC
03/05/12	0.630%	$1,000,000	$1,000,000
Repurchase Agreements 2.7%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $5,000,044(g)
	0.080%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(g)
	0.050%	5,000,000	5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(g)
	0.140%	10,000,000	10,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $3,207,156(g)
	0.080%	3,207,127	3,207,127

Total			23,207,127
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $24,207,127)			$24,207,127
Total Investments
(Cost: $931,019,808)			$898,897,045
Other Assets & Liabilities, Net			(25,132,929)
Net Assets			$873,764,116

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2011:

Industry	Percentage of Net Assets	Value
Auto Components	1.6%	$13,998,857
Automobiles	4.1	36,200,427
Banking	1.2	10,306,792
Beverages	2.9	24,945,436
Capital Markets	0.3	2,482,246
Chemicals	2.6	22,887,300
Commercial Banks	16.3	142,187,450
Communications Equipment	0.9	7,414,517
Construction & Engineering	1.6	14,239,231
Construction Materials	0.8	7,366,229
Consumer Staples	0.2	1,941,155
Divesified Consumer Services	0.8	6,992,393
Diversified Financial Services	2.6	23,056,350
Diversified Telecommunication Services	4.3	37,582,322
Electric Utilities	0.9	7,697,788
Electrical Equipment, Instruments & Components	0.7	6,205,788

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	44

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Industry	Percentage of Net Assets	Value
Food & Staples Retailing	5.8%	$50,718,008
Food Products	1.2	10,539,310
Gas Utilities	0.6	5,589,891
Health Care Providers & Services	1.3	11,402,417
Hotels, Restaurants & Leisure	1.2	10,468,687
Industrial Conglomerates	0.8	7,100,578
Insurance	1.1	9,326,139
Internet Software & Services	0.8	6,662,433
IT Services	1.8	15,420,240
Machinery	0.9	7,736,326
Media	1.7	14,803,090
Metals & Mining	6.2	54,540,466
Multiline Retail	2.2	19,220,515
Oil, Gas & Consumable Fuels	11.2	97,954,024
Semiconductors & Semiconductor Equipment	9.5	83,135,036
Software	0.7	6,171,444
Speciality Retail	1.8	15,844,617
Tobacco	0.6	5,333,824
Transportation Infrastructure	0.5	4,378,618
Wireless Telecommunication Services	5.5	47,726,150
Other(1)	5.7	49,320,951
Total		$898,897,045

(1)	Includes Cash Equivalents.

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $849,576,094 or 97.23% of net assets.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $10,665,084 or 1.22% of net assets.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,923,710	$432,862,507	$(418,672,393)	$—	$25,113,824	$26,382	$25,113,824

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$1,451,611
Freddie Mac REMICS	3,528,536
Government National Mortgage Association	119,853
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

45	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$970,758
Fannie Mae REMICS	2,198,424
Federal Home Loan Mortgage Corp	1,616,801
Federal National Mortgage Association	314,048
Total Market Value of Collateral Securities	$5,100,031

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$988,376
Freddie Mac REMICS	347,609
Government National Mortgage Association	1,935,285
Total Market Value of Collateral Securities	$3,271,270

Abbreviation Legend
ADR	American Depositary Receipt
DVR	Differential Voting Rights
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	46

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

47	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$18,979,253	$98,549,332	$—	$117,528,585
Consumer Staples	49,879,323	41,657,255	—	91,536,578
Energy	36,631,206	58,450,572	—	95,081,778
Financials	39,545,820	137,506,366	—	177,052,186
Health Care	—	11,402,417	—	11,402,417
Industrials	—	33,454,752	—	33,454,752
Information Technology	35,227,561	89,781,898	—	125,009,459
Materials	29,524,343	53,493,735	—	83,018,078
Telecommunication Services	35,022,013	50,286,459	—	85,308,472
Utilities	855,610	5,589,891	—	6,445,501
Preferred Stocks
Consumer Staples	1,941,155	—	—	1,941,155
Energy	2,872,246	—	—	2,872,246
Financials	10,306,792	—	—	10,306,792
Materials	—	1,775,917	—	1,775,917
Utilities	6,842,178	—	—	6,842,178
Total Equity Securities	267,627,500	581,948,594	—	849,576,094

Other
Money Market Funds	25,113,824	—	—	25,113,824
Investments of Cash Collateral Received for Securities on Loan	—	24,207,127	—	24,207,127
Total Other	25,113,824	24,207,127	—	49,320,951
Total	$292,741,324	$606,155,721	$—	$898,897,045

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

Transfers	between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The	following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$11,393,903	$ —	$ —	$11,393,903

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	48

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Fair Value Measurements (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

49	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value
Corporate Bonds & Notes(a) 30.5%
AUSTRALIA 0.7%
FMG Resources August 2006 Proprietary Ltd.(b)(c)
11/01/15	7.000%		$797,000	$804,970
02/01/16	6.375%		303,000	293,910
02/01/18	6.875%		72,000	68,940
Senior Notes
11/01/19	8.250%		355,000	358,550
Telstra Corp., Ltd. Senior Unsecured(b)(d)
04/01/12	6.375%		1,050,000	1,064,515
Westpac Banking Corp. Senior Unsecured(b)
09/24/12	7.250	% AUD	1,700,000	1,771,802
Woodside Finance Ltd.(b)(c)
11/10/14	4.500%		$3,535,000	3,720,860
05/10/21	4.600%		3,140,000	3,206,154

Total				11,289,701
BELGIUM 0.2%
Fortis Bank SA/NV Senior Unsecured(b)
05/30/14	4.500	% EUR	1,910,000	2,518,430
BERMUDA 0.1%
Bacardi Ltd.(b)(c)
04/01/14	7.450%		$810,000	912,942
CANADA 3.0%
Atlantic Power Corp.(b)(c)
11/15/18	9.000%		605,000	605,209
Bank of Montreal(b)(c)
10/31/14	1.300%		4,715,000	4,701,900
Bank of Nova Scotia(b)(c)
11/07/14	1.250%		4,700,000	4,680,142
08/03/16	2.150%		8,805,000	8,867,093
Bank of Nova Scotia(b)(c)(d)
10/29/15	1.650%		4,290,000	4,295,798
Cascades, Inc.(b)
12/15/17	7.750%		825,000	816,750
MEG Energy Corp.(b)(c)
03/15/21	6.500%		480,000	490,800
Novelis, Inc.(b)
12/15/20	8.750%		545,000	584,513
Petro-Canada Senior Unsecured(b)
05/15/18	6.050%		4,730,000	5,568,014
Quebecor Media, Inc. Senior Unsecured(b)
03/15/16	7.750%		400,000	411,000
Rogers Communications, Inc.(b)
08/15/18	6.800%		4,430,000	5,395,584
Royal Bank of Canada Senior Unsecured(b)
01/18/13	3.250	% EUR	2,235,000	2,946,557
Thomson Reuters Corp.(b)
07/15/18	6.500%		$950,000	1,138,191
Toronto-Dominion Bank (The)(b) Senior Unsecured
05/14/15	5.375	%EUR	2,100,000	2,991,431
Toronto-Dominion Bank (The)(b)(c)(d)
09/14/16	1.625%		$6,886,000	6,795,360

Total				50,288,342

Issuer	Coupon Rate		Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
CAYMAN ISLANDS —%
UPCB Finance V Ltd. Senior Secured(b)(c)
11/15/21	7.250%		$425,000	$430,181
FRANCE 1.1%
BNP Paribas Home Loan SFH(b)(c)(d)
11/02/15	2.200%		3,815,000	3,668,386
BNP Paribas Subordinated Notes(b)
12/17/12	5.250	% EUR	1,965,000	2,564,234
Cie de Financement Foncier(b)(c)
09/16/15	2.500%		3,900,000	3,805,008
Credit Agricole SA Senior Unsecured(b)
06/24/13	6.000	% EUR	1,950,000	2,614,703
France Telecom SA Senior Unsecured(b)
02/21/17	4.750	% EUR	3,435,000	4,838,763
Veolia Environnement SA Senior Unsecured(b)
01/16/17	4.375	% EUR	1,050,000	1,419,804

Total				18,910,898
GERMANY 0.2%
E.ON International Finance BV(b)
05/29/12	6.375	% GBP	945,000	1,495,494
10/02/17	5.500	% EUR	1,040,000	1,550,099

Total				3,045,593
IRELAND 0.1%
Ardagh Packaging Finance PLC Senior Secured(b)(c)
10/15/17	7.375%		807,000	815,070
ITALY 0.1%
Intesa Sanpaolo SpA Senior Unsecured(b)
12/19/13	5.375	% EUR	1,200,000	1,545,894
JAPAN 0.1%
Bayer Holding Ltd.(b)
06/28/12	1.955	% JPY	130,000,000	1,695,665
LUXEMBOURG 0.5%
ArcelorMittal Senior Unsecured(b)(d)
03/01/21	5.500%		5,535,000	5,080,626
Calcipar SA Senior Secured(b)(c)
05/01/18	6.875%		1,229,000	1,106,100
Intelsat Jackson Holdings SA(b)
10/15/20	7.250%		680,000	690,200
Intelsat Jackson Holdings SA(b)(c)
04/01/19	7.250%		150,000	152,250
Telecom Italia Capital SA(b)
07/18/36	7.200%		110,000	90,854
Wind Acquisition Finance SA(b)(c) Secured
07/15/17	11.750%		22,000	19,690
Senior Secured
02/15/18	7.250%		547,000	493,668

Total				7,633,388

Issuer	Coupon Rate		Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
NETHERLANDS 1.4%
Allianz Finance II BV(b)
11/23/16	4.000	% EUR	750,000	$1,029,900
BMW Finance NV(b)
09/19/13	8.875	% EUR	1,950,000	2,819,829
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(b) Senior Unsecured
04/04/12	4.125	% EUR	2,290,000	2,983,001
07/03/14	6.750	% AUD	2,300,000	2,436,171
Deutsche Telekom International Finance BV(b)
09/26/12	7.125	% GBP	2,272,000	3,669,447
01/19/15	4.000	% EUR	3,755,000	5,100,709
ING Groep NV Senior Unsecured(b)
05/31/17	4.750	% EUR	3,125,000	4,008,989
LyondellBasell Industries NV(b)(c)
11/15/21	6.000%		$1,587,000	1,646,512
NXP BV/Funding LLC Senior Secured(b)(c)
08/01/18	9.750%		191,000	209,145

Total				23,903,703
NEW ZEALAND 0.2%
ANZ National International Ltd. Senior Unsecured(b)(c)
08/10/15	3.125%		3,730,000	3,710,066
SPAIN 0.4%
Santander U.S. Debt SAU Bank Guaranteed(b)(c)(d)
10/07/15	3.781%		900,000	822,317
Telefonica Emisiones SAU(b)
01/15/15	4.949%		3,940,000	3,919,275
02/02/16	4.375	% EUR	1,850,000	2,366,421

Total				7,108,013
SUPRA-NATIONAL 0.1%
Council of Europe Development Bank(b)
09/16/14	5.750	% AUD	2,300,000	2,374,916
UNITED KINGDOM 0.6%
Ineos Finance PLC Senior Secured(b)(c)
05/15/15	9.000%		959,000	973,385
MetLife of Connecticut (b)
05/24/12	0.536	% JPY	400,000,000	5,144,862
SABMiller PLC Senior Unsecured(b)(c)
07/15/18	6.500%		2,680,000	3,200,887

Total				9,319,134
UNITED STATES 21.7%
ADS Tactical, Inc. Senior Secured(c)
04/01/18	11.000%		1,050,000	1,050,000
AES Corp. (The) Senior Unsecured(c)
07/01/21	7.375%		536,000	577,540
AMC Networks, Inc.(c)
07/15/21	7.750%		620,000	674,250
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%		55,000	56,650

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	50

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
UNITED STATES (cont.)
ARAMARK Holdings Corp. Senior Unsecured PIK(c)
05/01/16	8.625%	$175,000	$180,250
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	2,115,000	2,690,362
09/01/40	5.350%	1,665,000	1,872,958
08/15/41	5.550%	2,400,000	2,825,801
Ally Financial, Inc.
03/15/20	8.000%	650,000	666,250
09/15/20	7.500%	800,000	808,000
Alpha Natural Resources, Inc.
06/01/19	6.000%	517,000	501,490
Amkor Technology, Inc.(d) Senior Unsecured
05/01/18	7.375%	952,000	973,420
06/01/21	6.625%	587,000	564,987
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,245,000	1,411,270
Antero Resources Finance Corp.
12/01/17	9.375%	29,000	31,320
Antero Resources Finance Corp.(c)
08/01/19	7.250%	43,000	44,075
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	667,000	731,470
Arch Coal, Inc.(c)
06/15/21	7.250%	172,000	176,730
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	395,000	405,863
Ball Corp.
09/01/19	7.375%	95,000	104,025
09/15/20	6.750%	538,000	585,075
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,940,000	4,499,525
Belo Corp.
11/15/16	8.000%	550,000	595,375
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	5,660,000	5,414,248
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	512,000	532,480
01/15/20	6.875%	219,000	233,235
Building Materials Corp. of America Senior Notes(c)
05/01/21	6.750%	1,123,000	1,179,150
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(c)
05/01/17	7.750%	945,000	1,018,237
CF Industries, Inc.
05/01/20	7.125%	206,000	243,080
CHS/Community Health Systems, Inc.(d)
07/15/15	8.875%	271,000	279,808
CIT Group, Inc. Secured(c)(d)
04/01/18	6.625%	390,000	400,725
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	1,880,000	2,072,756

Issuer	Coupon Rate		Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
UNITED STATES (cont.)
CNH Capital LLC(c)
11/01/16	6.250%		$622,000	$640,660
CSC Holdings LLC Senior Unsecured(c)
11/15/21	6.750%		496,000	522,040
CSX Corp. Senior Unsecured
03/15/18	6.250%		8,614,000	10,254,166
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%		6,180,000	7,211,084
05/15/41	5.750%		2,095,000	2,494,581
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%		4,455,000	4,775,849
Cardtronics, Inc.
09/01/18	8.250%		550,000	599,500
Carrizo Oil & Gas, Inc.(c)
10/15/18	8.625%		576,000	581,760
Case New Holland, Inc.
12/01/17	7.875%		741,000	837,330
Celanese U.S. Holdings LLC
06/15/21	5.875%		190,000	196,175
Chesapeake Energy Corp.
08/15/20	6.625%		895,000	955,412
02/15/21	6.125%		1,320,000	1,356,300
Chrysler Group LLC/Co-Issuer, Inc.(c) Senior Secured
06/15/21	8.250%		225,000	204,188
Chrysler Group LLC/Co-Issuer, Inc.(c)(d) Senior Secured
06/15/19	8.000%		251,000	229,038
Cinemark U.S.A., Inc(d)
06/15/21	7.375%		103,000	105,318
Citigroup, Inc. Senior Unsecured
08/02/19	5.000	%EUR	1,905,000	2,414,648
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%		$180,000	191,250
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		2,450,000	3,287,469
Senior Unsecured
12/15/13	5.650%		2,900,000	3,095,135
Clorox Co. (The) Senior Unsecured
03/01/13	5.000%		55,000	57,304
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		2,231,000	2,561,032
Columbus McKinnon Corp.
02/01/19	7.875%		161,000	167,239
Comcast Corp.
02/15/18	5.875%		1,260,000	1,456,896
08/15/37	6.950%		1,205,000	1,533,131
CommScope, Inc.(c)
01/15/19	8.250%		67,000	67,000
Concho Resources, Inc.
01/15/21	7.000%		774,000	831,082
01/15/22	6.500%		471,000	492,195

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
UNITED STATES (cont.)
Consol Energy, Inc.
04/01/20	8.250%	$399,000	$440,895
Consol Energy, Inc.(c)
03/01/21	6.375%	800,000	808,000
Continental Resources, Inc.
04/01/21	7.125%	118,000	127,883
Cott Beverages, Inc.
09/01/18	8.125%	99,000	106,920
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	986,000	1,018,045
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	810,000	846,450
DISH DBS Corp.
02/01/16	7.125%	710,000	765,025
06/01/21	6.750%	685,000	738,087
DPL, Inc.(c) Senior Unsecured
10/15/16	6.500%	263,000	280,095
10/15/21	7.250%	154,000	166,320
Delphi Corp.(c)
05/15/21	6.125%	145,000	148,625
Delphi Corp.(c)(d)
05/15/19	5.875%	217,000	220,255
Detroit Edison Co. (The) Senior Secured
10/01/13	6.400%	2,375,000	2,587,135
Dominion Resources, Inc. Senior Unsecured
06/15/18	6.400%	6,680,000	8,061,845
08/01/33	5.250%	5,075,000	5,569,782
Duke Energy Carolinas LLC 1st Mortgage
12/15/41	4.250%	855,000	894,539
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	1,460,000	1,734,084
09/15/19	5.050%	4,240,000	4,810,513
EH Holding Corp. Senior Secured(c)
06/15/19	6.500%	439,000	457,658
ERAC U.S.A. Finance LLC(c)
10/15/37	7.000%	2,770,000	3,332,515
El Paso Corp. Senior Unsecured
09/15/20	6.500%	1,472,000	1,608,160
01/15/32	7.750%	25,000	28,875
Embarq Corp. Senior Unsecured
06/01/36	7.995%	5,960,000	6,175,680
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	225,000	239,344
Enterprise Products Operating LLC
02/15/42	5.700%	2,295,000	2,500,373
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	420,000	445,200
Express Scripts, Inc.
05/15/16	3.125%	7,555,000	7,596,877
First Data Corp. Senior Secured(c)(d)
06/15/19	7.375%	308,000	289,520

The accompanying Notes to Financial Statements are an integral part of this statement.

51	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
UNITED STATES (cont.)
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	$380,000	$454,033
Ford Motor Credit Co. LLC Senior Unsecured
05/15/18	5.000%	728,000	729,888
02/01/21	5.750%	1,083,000	1,128,628
Fresenius Medical Care U.S. Finance, Inc.(c)
09/15/18	6.500%	63,000	65,993
02/15/21	5.750%	820,000	818,975
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	501,000	512,899
General Electric Capital Corp. Senior Unsecured
05/17/12	6.125%	GBP 1,375,000	2,166,342
10/17/21	4.650%	12,245,000	12,779,702
Georgia-Pacific LLC(c)
11/01/20	5.400%	760,000	841,812
Goldman Sachs Group, Inc. (The) Senior Unsecured
02/07/16	3.625%	1,410,000	1,362,374
05/02/18	6.375%	EUR 1,125,000	1,493,318
06/15/20	6.000%	5,205,000	5,331,804
Graphic Packaging International, Inc.
10/01/18	7.875%	98,000	104,370
Greif, Inc. Senior Unsecured
02/01/17	6.750%	406,000	424,270
Grifols, Inc.
02/01/18	8.250%	508,000	533,400
HCA, Inc. Senior Secured
02/15/20	6.500%	1,188,000	1,232,550
Health Management Associates, Inc. Senior Unsecured(c)
01/15/20	7.375%	762,000	792,480
Healthsouth Corp.(d)
09/15/22	7.750%	482,000	474,168
Hertz Corp. (The)
01/15/21	7.375%	313,000	318,086
Huntington Ingalls Industries, Inc.(c)
03/15/18	6.875%	450,000	441,000
03/15/21	7.125%	350,000	343,000
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	2,843,000	3,471,516
Interface, Inc.
12/01/18	7.625%	129,000	136,418
Interline Brands, Inc.
11/15/18	7.000%	212,000	219,420
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	491,000	453,581
International Lease Finance Corp.(d) Senior Unsecured
12/15/20	8.250%	755,000	762,550
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	203,000	198,940

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
UNITED STATES (cont.)
JM Huber Corp. Senior Unsecured(c)
11/01/19	9.875%	$450,000	$460,125
JMC Steel Group Senior Notes(c)
03/15/18	8.250%	831,000	810,225
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	10,165,000	10,327,162
08/15/21	4.350%	2,560,000	2,585,362
Kansas Gas & Electric Co. 1st Mortgage(c)
06/15/19	6.700%	1,000,000	1,239,772
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/41	5.625%	4,000,000	4,120,177
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	9,290,000	10,889,385
08/23/18	6.125%	975,000	1,150,443
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	202,000	207,050
Lear Corp.
03/15/18	7.875%	874,000	943,920
Level 3 Financing, Inc.(d)
04/01/19	9.375%	222,000	231,713
Limited Brands, Inc.
04/01/21	6.625%	604,000	640,240
MGM Resorts International Senior Secured
03/15/20	9.000%	309,000	342,218
Manitowoc Co., Inc. (The)(d)
11/01/20	8.500%	260,000	273,975
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	1,255,000	1,422,199
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	645,000	674,025
MetroPCS Wireless, Inc.
11/15/20	6.625%	205,000	191,163
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	264,370	267,013
Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR 2,475,000	2,951,557
07/28/21	5.500%	6,190,000	5,723,491
Mylan, Inc.(c)
11/15/18	6.000%	830,000	853,862
Nalco Co.(c)
01/15/19	6.625%	1,058,000	1,224,635
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	404,000	400,465
Nevada Power Co.
05/15/18	6.500%	1,200,000	1,439,850
08/01/18	6.500%	1,625,000	1,960,366
News America, Inc.
02/15/41	6.150%	4,860,000	5,601,592
Nextel Communications, Inc.
08/01/15	7.375%	587,000	537,105

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
UNITED STATES (cont.)
Nisource Finance Corp.
09/15/17	5.250%	$7,707,000	$8,507,464
09/15/20	5.450%	2,505,000	2,774,681
Northern States Power Co. 1st Mortgage
08/28/12	8.000%	1,635,000	1,711,129
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	2,515,000	2,972,456
04/15/17	5.950%	1,105,000	1,286,222
Omnicare, Inc.
06/01/20	7.750%	385,000	413,394
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	2,520,000	2,879,559
Oshkosh Corp.
03/01/17	8.250%	497,000	516,880
03/01/20	8.500%	598,000	615,940
PacifiCorp 1st Mortgage
09/15/13	5.450%	850,000	909,736
Pacific Gas & Electric Co. Senior Unsecured(d)
10/01/20	3.500%	1,035,000	1,080,743
Peabody Energy Corp.
09/15/20	6.500%	730,000	766,500
Peabody Energy Corp.(c)
11/15/18	6.000%	591,000	602,820
11/15/21	6.250%	394,000	407,790
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	140,000	152,250
Polypore International, Inc.
11/15/17	7.500%	440,000	455,400
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	2,870,000	3,166,798
12/01/19	4.875%	5,535,000	6,292,819
Prudential Financial, Inc. Senior Unsecured
05/12/16	3.000%	605,000	602,832
12/01/17	6.000%	620,000	689,542
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	505,000	544,138
QVC, Inc.(c) Senior Secured
10/01/19	7.500%	166,000	179,280
10/15/20	7.375%	848,000	911,600
Rain CII Carbon LLC/Corp. Senior Secured(c)
12/01/18	8.000%	484,000	494,890
Range Resources Corp.
05/15/19	8.000%	455,000	507,325
Regal Cinemas Corp.
07/15/19	8.625%	500,000	540,000
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	30,000	33,000
07/15/21	6.500%	724,000	752,960
Reynolds Group Issuer, Inc./LLC(c) Senior Secured
10/15/16	8.750%	848,000	892,520
08/15/19	7.875%	691,000	722,095

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	52

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

Issuer	Coupon Rate		Principal Amount		Value
Corporate Bonds & Notes(a) (continued)
UNITED STATES (cont.)
SBA Telecommunications, Inc.
08/15/16	8.000%		$740,000		$797,350
08/15/19	8.250%		240,000		261,000
SM Energy Co. Senior Unsecured(c)
11/15/21	6.500%		406,000		418,180
STHI Holding Corp. Secured(c)
03/15/18	8.000%		164,000		168,510
Sally Holdings LLC/Capital, Inc.(c)(d)
11/15/19	6.875%		128,000		133,120
Seneca Gaming Corp.(c)
12/01/18	8.250%		372,000		363,630
Sierra Pacific Power Co.
05/15/16	6.000%		8,251,000		9,571,688
Southern California Gas Co. 1st Mortgage
03/15/14	5.500%		1,900,000		2,082,617
Southern Natural Gas Co. Senior Unsecured(c)
04/01/17	5.900%		11,898,000		13,597,891
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%		446,000		453,805
Spectrum Brands Holdings, Inc . Senior Secured
06/15/18	9.500%		1,464,000		1,601,250
Speedway Motorsports, Inc.
06/01/16	8.750%		275,000		299,750
Sprint Nextel Corp.(c)
11/15/18	9.000%		1,150,000		1,206,062
TCM Sub LLC(c)
01/15/15	3.550%		4,120,000		4,335,487
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%		1,805,000		2,170,572
Time Warner Cable, Inc.
07/01/18	6.750%		7,600,000		9,026,634
Time Warner, Inc.
03/29/41	6.250%		575,000		689,397
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%		5,225,000		6,284,217
Tomkins LLC/Inc. Secured
10/01/18	9.000%		509,000		564,354
TransDigm, Inc.
12/15/18	7.750%		483,000		519,225
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%		6,860,000		7,942,981
06/15/18	6.050%		1,108,000		1,268,202
Transcontinental Gas Pipe Line Co. LLC(c) Senior Unsecured
08/15/41	5.400%		2,370,000		2,670,854
Tw telecom holdings, inc.
03/01/18	8.000%		746,000		794,490
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		483,000		484,965
United States (cont.)
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%			$3,315,000		$3,941,406
Vail Resorts, Inc.(d)
05/01/19	6.500%			316,000		322,320
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%			4,009,000		4,668,260
Visteon Corp.(c)
04/15/19	6.750%			849,000		827,775
WPX Energy, Inc. Senior Unsecured(c)
01/15/22	6.000%			404,000		413,595
Waste Management, Inc.
06/30/20	4.750%			4,520,000		4,958,621
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR		1,150,000		1,554,642
04/01/21	4.600%			375,000		411,256
Whiting Petroleum Corp.
10/01/18	6.500%			29,000		30,305
Windstream Corp.
03/15/19	7.000%			90,000		90,900
10/15/20	7.750%			490,000		506,538
WireCo WorldGroup, Inc.(c)
05/15/17	9.750%			500,000		503,125
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%			3,235,000		3,619,441
11/01/21	3.750%			1,285,000		1,305,425

Total						360,820,097
Total Corporate Bonds & Notes
(Cost: $483,820,515)						$506,322,033

Residential Mortgage-backed Securities — Agency 4.3%
UNITED STATES 4.3%
Federal Home Loan Mortgage Corp.(e)
05/01/18	4.500%			$161,540		$171,115
10/01/18- 11/01/33	5.000%			736,341		806,632
04/01/33	6.000%			382,855		427,675
09/01/17- 08/01/33	6.500%			75,753		85,194
Federal National Mortgage Association(e)
08/01/18- 09/01/40	4.500%			2,523,237		2,707,677
12/01/18- 02/01/36	5.000%			10,642,877		11,514,659
02/01/17- 06/01/34	5.500%			10,497,744		11,498,771
07/01/17- 01/01/36	6.000%			9,463,608		10,560,085
04/01/17- 11/01/33	6.500%			3,511,219		3,989,010
06/01/32- 07/01/36	7.000%			1,436,495		1,645,047
05/01/32- 11/01/32	7.500%			188,428		225,418
Residential Mortgage-backed Securities — Agency (continued)
UNITED STATES (cont.)
Federal National Mortgage Association(e)(f)
01/01/41	4.000%		$21,864,235		$22,988,746
09/01/33- 01/01/36	5.500%		3,111,230		3,423,698
Government National Mortgage Association(e)
10/15/33	5.500%		344,577		391,256

Total					70,434,983
Total Residential Mortgage-Backed Securities—Agency
(Cost: $65,075,773)					$70,434,983

Residential Mortgage-backed Securities — Non-agency 0.4%
United States 0.4%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A(e)(g)
04/19/34	4.677%		$1,292,556		$1,237,979
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1(e)
12/25/35	5.500%		4,602,035		4,474,990

Total					5,712,969
Total Residential Mortgage-Backed Securities—Non-Agency
(Cost: $5,540,887)					$5,712,969

Commercial Mortgage-Backed Securities — Agency – %
UNITED STATES —%
Federal National Mortgage Association(e)
09/01/13	5.321%		$464,401		$487,439
Total Commercial Mortgage-Backed Securities—Agency
(Cost: $467,957)					$487,439

Commercial Mortgage-Backed Securities — Non-Agency 2.5%
UNITED STATES 2.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(e)
12/11/49	5.322%		$1,300,000		$1,375,789
Credit Suisse First Boston Mortgage Securities Corp.(e) Series 2004-C2 Class A1
05/15/36	3.819%		72,174		73,027
Credit Suisse First Boston Mortgage Securities Corp.(e)(g) Series 2004-C1 Class A4
01/15/37	4.750%		4,225,000		4,425,818
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (e)(g)(h)
06/10/48	4.772%		500,000		538,551
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(e)(g)
08/10/45	5.790%		1,475,000		175,673
General Electric Capital Assurance Co. Series 2003-1 Class A4 (c)(e)(g)
05/12/35	5.254%		626,151		659,531

The accompanying Notes to Financial Statements are an integral part of this statement.

53	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Bond Fund

Issuer	Coupon Rate		Principal Amount	Value
Commercial Mortgage-Backed Securities— Non-Agency (continued)
UNITED STATES (cont.)
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(e)
03/10/39	5.444%		$7,050,000	$7,630,821
JPMorgan Chase Commercial Mortgage Securities Corp.(e) Series 2003-LN1 Class A1
10/15/37	4.134%		1,150,401	1,177,035
Series 2003-ML1A Class A1
03/12/39	3.972%		72,881	73,213
Series 2005-LDP2 Class A3
07/15/42	4.697%		1,628,590	1,641,005
Series 2006-LDP6 Class ASB
04/15/43	5.490%		2,137,683	2,258,706
JPMorgan Chase Commercial Mortgage Securities Corp.(e)(g) Series 2005-LDP3 Class ASB
08/15/42	4.893%		2,596,740	2,724,276
Series 2006-LDP7 Class ASB
04/15/45	6.072%		2,265,501	2,385,006
LB-UBS Commercial Mortgage Trust(e) Series 2004-C2 Class A3
03/15/29	3.973%		275,863	281,046
LB-UBS Commercial Mortgage Trust(e)(g) Series 2006-C4 Class AAB
06/15/32	5.845%		830,570	885,391
Series 2007-C7 Class A3
09/15/45	5.866%		1,475,000	1,612,471
Morgan Stanley Capital I(c)(e)(g)
Series 2011-C1 Class A4
09/15/47	5.033%		2,400,000	2,668,125
Morgan Stanley Capital I(e)(g)
Series 2006-T23 Class AAB
08/12/41	5.790%		719,515	757,313
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(c)(e)(g)
08/15/45	5.790%		1,800,000	2,018,052
Wachovia Bank Commercial Mortgage Trust(e)
Series 2006-C24 Class APB
03/15/45	5.576%		959,716	992,796
Series 2006-C27 Class APB
07/15/45	5.727%		764,597	783,874
Series 2006-C29 Class A4
11/15/48	5.308%		2,702,500	2,961,397
Wachovia Bank Commercial Mortgage Trust(e)(g)
Series 2006-C24 Class A3
03/15/45	5.558%		2,500,000	2,757,868

Total				40,856,784
Total Commercial Mortgage-Backed Securities—Non-Agency
(Cost: $38,914,305)				$40,856,784

Asset-Backed Securities — Non- Agency(a) 0.6%
DENMARK 0.2%
Nykredit Realkredit A/S Mortgage(b)
04/01/28	5.000%	DKK	19,634,791	3,620,435
UNITED STATES 0.4%
GTP Towers Issuer LLC(c)
02/15/15	4.436%		1,600,000	1,590,087
Hertz Vehicle Financing LLC Series 2009-2A Class A1(c)
03/25/14	4.260%		5,100,000	5,246,971
Asset-Backed Securities—Non- Agency(a) (continued)
UNITED STATES (cont.)
National Collegiate Student Loan Trust CMO IO Series 2006-3 Class AIO(i)
01/25/12	7.100%		$1,955,525	$765

Total				6,837,823
Total Asset-Backed Securities — Non-Agency
(Cost: $10,533,720)				$10,458,258

Inflation-Indexed Bonds(a) 0.9%
JAPAN 0.9%
Japanese Government CPI-Linked Bond Senior Unsecured (b)
03/10/18	1.400%	JPY 1,094,704,000		$14,919,804
Total Inflation-Indexed Bonds
(Cost: $10,128,414)				$14,919,804

U.S. Treasury Obligations 1.2%
UNITED STATES 1.2%
U.S. Treasury
03/15/14	1.250%		$935,000	$954,723
08/15/41	3.750%		3,624,000	4,262,165
U.S. Treasury(d)
07/31/16	1.500%		5,459,000	5,643,667
11/15/21	2.000%		9,040,000	9,143,110

Total				20,003,665
Total U.S. Treasury Obligations
(Cost: $19,624,650)				$20,003,665

U.S. Government & Agency Obligations 0.3%
UNITED STATES 0.3%
Federal National Mortgage Association
12/19/14	0.750%		$5,244,000	$5,266,743
Total U.S. Government & Agency Obligations
(Cost: $5,243,843)				$5,266,743

Foreign Government Obligations(a) 50.6%
ARGENTINA 0.2%
Argentina Bonos(b) Senior Unsecured
09/12/13	7.000%		$2,322,000	$2,320,193
10/03/15	7.000%		300,000	279,750
Argentina Republic Government International Bond Senior Unsecured(b)(g)
12/15/35	4.383%		4,700,000	599,250

Total				3,199,193
AUSTRALIA 1.1%
New South Wales Treasury Corp. Local Government Guaranteed(b)
05/01/12	6.000%	AUD	18,390,000	18,912,466
BELGIUM 0.4%
Belgium Government Bond(b)
09/28/12	5.000%	EUR	5,530,000	7,399,476
Foreign Government Obligations(a) (continued)
BRAZIL 2.2%
Banco Nacional de Desenvolvimento Economico e Social(b)(c)
Senior Unsecured
06/16/18	6.369%		$1,165,000	$1,308,877
Banco Nacional de Desenvolvimento Economico e Social(b)(c)(d) Senior Unsecured
06/10/19	6.500%		2,260,000	2,566,056
Brazil Notas do Tesouro Nacional(b)
01/01/12	10.000%	BRL	21,780,000	12,236,618
01/01/13	10.000%	BRL	26,909,000	15,111,742
Brazilian Government International Bond(b)
01/05/16	12.500%	BRL	2,400,000	1,518,295
01/15/18	8.000%		$978,611	1,144,975
Senior Unsecured
10/14/19	8.875%		335,000	465,650
01/07/41	5.625%		1,830,000	2,122,800

Total				36,475,013
CANADA 2.4%
Canadian Government Bond(b)
06/01/18	4.250%	CAD	1,100,000	1,260,020
06/01/19	3.750%	CAD	7,285,000	8,182,512
Province of British Columbia Canada(b)
06/18/14	5.300%	CAD	6,140,000	6,625,896
Province of Ontario Canada(b)
03/08/14	5.000%	CAD	10,866,000	11,527,719
Province of Quebec Canada(b)
12/01/17	4.500%	CAD	11,100,000	12,358,236

Total				39,954,383
COLOMBIA 0.5%
Colombia Government International Bond(b) Senior Unsecured
03/18/19	7.375%		550,000	693,000
09/18/37	7.375%		1,350,000	1,896,750
Colombia Government International Bond(b)(d) Senior Unsecured
01/18/41	6.125%		1,665,000	2,045,208
Corp. Andina de Fomento Senior Unsecured(b)
06/04/19	8.125%		2,620,000	3,197,359
Ecopetrol SA Senior Unsecured (b)
07/23/19	7.625%		455,000	548,275

Total				8,380,592
CZECH REPUBLIC 0.1%
Czech Republic Government Bond(b)
06/16/13	3.700%	CZK	42,800,000	2,228,760
DENMARK 0.2%
Nordea Kredit Realkreditaktieselsk(b)
01/01/13	2.000%	DKK	14,380,000	2,532,733
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (b)(c)
01/24/23	7.750%		760,000	824,600
FINLAND 0.8%
Finland Government Bond Senior Unsecured (b)
04/15/21	3.500%	EUR	8,900,000	12,639,611

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	54

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

Issuer	Coupon Rate		Principal Amount	Value
Foreign Government Obligations(a) (continued)
FRANCE 3.3%
EDF SA Senior Unsecured(b)
02/05/18	5.000%	EUR	1,450,000	$2,077,841
France Government Bond OAT (b)
04/25/12	5.000%	EUR	1,860,000	2,443,536
04/25/13	4.000%	EUR	21,085,000	28,605,159
10/25/16	5.000%	EUR	8,420,000	12,359,718
10/25/19	3.750%	EUR	6,400,000	8,825,090

Total				54,311,344
GERMANY 7.0%
Bayerische Landesbank Senior Unsecured (b)
04/22/13	1.400%	JPY	576,000,000	7,522,065
Bundesobligation (b)
04/12/13	3.500%	EUR	5,400,000	7,295,767
Bundesrepublik Deutschland (b)
07/04/14	4.250%	EUR	10,600,000	15,090,535
01/04/15	3.750%	EUR	5,250,000	7,474,296
07/04/19	3.500%	EUR	12,320,000	18,236,485
07/04/27	6.500%	EUR	13,140,000	26,108,133
07/04/28	4.750%	EUR	6,610,000	11,183,090
07/04/34	4.750%	EUR	12,725,000	22,824,854

Total				115,735,225
GREECE 0.1%
Hellenic Republic Government Bond Senior Unsecured (b)
03/20/24	4.700%	EUR	8,380,000	2,061,790
INDONESIA 1.7%
Indonesia Government International Bond (b)(c)
Senior Unsecured
03/13/20	5.875%		$300,000	339,000
02/17/37	6.625%		400,000	487,000
01/17/38	7.750%		610,000	823,500
Indonesia Government International Bond (b)(c)(d) Senior Unsecured
01/17/18	6.875%		1,880,000	2,213,700
Indonesia Treasury Bond (b) Senior Unsecured
05/15/16	10.750%	IDR	32,410,000,000	4,315,060
11/15/20	11.000%	IDR	70,820,000,000	10,415,316
07/15/22	10.250%	IDR	62,417,000,000	8,922,372

Total				27,515,948
ITALY —%
Italy Buoni Poliennali Del Tesoro (b)
11/01/26	7.250%	EUR	191	253
JAPAN 11.1%
Development Bank of Japan Government Guaranteed (b)
06/20/12	1.400%	JPY	1,227,000,000	16,011,561
Japan Government 10-Year Bond (b) Senior Unsecured
12/20/12	1.000%	JPY	1,829,500,000	23,969,706
09/20/17	1.700%	JPY	2,538,000,000	35,330,068
Japan Government 20-Year Bond (b) Senior Unsecured
03/20/20	2.400%	JPY	400,000,000	5,879,319
12/20/22	1.400%	JPY	2,756,000,000	36,947,229
JAPAN (cont.)
12/20/26	2.100%	JPY	2,383,000,000	$33,541,940
09/20/29	2.100%	JPY	945,000,000	13,079,355
Japan Government 30-Year Bond(b) Senior Unsecured
12/20/34	2.400%	JPY	890,000,000	12,861,801
03/20/39	2.300%	JPY	420,000,000	5,969,670

Total				183,590,649
KAZAKHSTAN 0.1%
KazMunayGas National Co. Senior Unsecured (b)(c)
07/02/18	9.125%		$750,000	873,750
LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured (b)(c)
09/14/17	5.125%		2,205,000	2,167,280
MALAYSIA 0.7%
Petronas Capital Ltd. (b)
05/22/12	7.000%		315,000	321,773
Petronas Capital Ltd. (b)(c)
05/22/12	7.000%		1,895,000	1,935,744
08/12/19	5.250%		6,025,000	6,757,884
Wakala Global Sukuk Bhd (b)(c)
07/06/16	2.991%		2,075,000	2,085,931

Total				11,101,332
MEXICO 1.4%
Mexican Bonos (b)
12/19/13	8.000%	MXN	10,991,000	8,327,222
12/17/15	8.000%	MXN	17,680,000	13,432,394
Mexican Government International Bond Senior Unsecured (b)
09/27/34	6.750%		315,000	410,288
Pemex Project Funding Master Trust (b)
03/01/18	5.750%		1,513,000	1,664,300
Petroleos Mexicanos (b)
05/03/19	8.000%		100,000	124,750

Total				23,958,954
NETHERLANDS 5.1%
Netherlands Government Bond (b)
07/15/12	5.000%	EUR	14,305,000	18,977,109
07/15/13	4.250%	EUR	8,141,000	11,184,065
07/15/16	4.000%	EUR	11,300,000	16,415,133
07/15/20	3.500%	EUR	26,380,000	37,875,790

Total				84,452,097
NEW ZEALAND 0.8%
New Zealand Government Bond Senior Unsecured (b)
04/15/13	6.500%	NZD	16,830,000	13,767,412
NORWAY 1.0%
Norway Government Bond (b)
05/15/13	6.500%	NOK	93,860,000	16,772,501
PHILIPPINES 0.3%
Philippine Government International Bond (b) Senior Unsecured
01/14/31	7.750%		1,645,000	2,204,300
10/23/34	6.375%		300,000	358,125
PHILIPPINES (cont.)
Power Sector Assets & Liabilities Management Corp. (b)(c) Government Guaranteed
05/27/19	7.250%		$2,000,000	$2,415,000
12/02/24	7.390%		200,000	243,996

Total				5,221,421
POLAND 1.4%
Poland Government Bond (b)
04/25/13	5.250%	PLN	23,790,000	6,942,312
10/25/17	5.250%	PLN	57,170,000	16,379,964

Total				23,322,276
QATAR 0.3%
Qatar Government International Bond (b)(c) Senior Unsecured
04/09/19	6.550%		1,100,000	1,301,309
01/20/40	6.400%		200,000	235,000
Qatari Diar Finance QSC Government Guaranteed (b)(c)
07/21/20	5.000%		1,800,000	1,917,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)(c)
09/30/14	5.500%		890,000	952,300

Total				4,405,609
RUSSIAN FEDERATION 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)(c)
03/05/14	5.670%		470,000	487,625
Gazprom OAO Via Gaz Capital SA (b)(c) Senior Unsecured
11/22/16	6.212%		600,000	621,000
08/16/37	7.288%		570,000	588,525
Russian Foreign Bond—Eurobond (b)(c)(g)
03/31/30	7.500%		4,454,725	5,173,049

Total				6,870,199
SOUTH AFRICA 0.4%
South Africa Government Bond Senior Unsecured (b)
12/21/14	8.750%	ZAR	52,890,000	6,985,564
SOUTH KOREA 0.3%
Export-Import Bank of Korea (b) Senior Unsecured
01/21/14	8.125%		3,430,000	3,789,535
01/14/15	5.875%		1,820,000	1,950,058

Total				5,739,593
SPAIN 0.3%
Ayt Cedulas Cajas Global (b)
06/14/18	4.250%	EUR	4,900,000	5,150,807
SWEDEN 1.1%
Sweden Government Bond (b)(d)
05/05/14	6.750%	SEK	114,630,000	18,906,650
TURKEY 0.3%
Turkey Government International Bond (b) Senior Unsecured
07/14/17	7.500%		950,000	1,068,750
11/07/19	7.500%		225,000	256,718
06/05/20	7.000%		1,330,000	1,469,650

The accompanying Notes to Financial Statements are an integral part of this statement.

55	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Bond Fund

Issuer	Coupon Rate			Principal Amount		Value
Foreign Government Obligations (a) (continued)
TURKEY (cont.)
03/30/21	5.625%			$500,000		$505,625
03/17/36	6.875%			1,010,000		1,052,925

Total						4,353,668
UNITED KINGDOM 4.8%
Network Rail Infrastructure Finance PLC Government Guaranteed (b)
03/07/12	4.875%	GBP		2,870,000		4,485,671
United Kingdom Gilt (b)
09/07/16	4.000%	GBP		6,340,000		11,258,924
03/07/19	4.500%	GBP		6,900,000		12,915,205
03/07/25	5.000%	GBP		3,215,000		6,514,580
12/07/27	4.250%	GBP		5,500,000		10,452,831
03/07/36	4.250%	GBP		4,360,000		8,308,792
12/07/38	4.750%	GBP		5,200,000		10,784,156
12/07/40	4.250%	GBP		4,200,000		8,029,321
12/07/49	4.250%	GBP		3,750,000		7,382,302

Total						80,131,782
URUGUAY 0.2%
Uruguay Government International Bond(b)
11/18/22	8.000%			1,485,000		2,034,450
Senior Unsecured
03/21/36	7.625%			1,500,000		2,073,750

Total						4,108,200
VENEZUELA 0.4%
Petroleos de Venezuela SA (b)
04/12/17	5.250%			2,890,000		1,835,150
11/02/17	8.500%			510,000		384,540
Venezuela Government International Bond (b)
Senior Unsecured
02/26/16	5.750%			1,650,000		1,291,125
05/07/23	9.000%			3,484,000		2,491,060

Total						6,001,875
Total Foreign Government Obligations
(Cost: $766,648,527)						$840,053,006
Senior Loans —%
UNITED STATES —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (j)
03/18/19	7.500%		$546,000		$530,303
Total Senior Loans
(Cost: $536,649)					$530,303

			Shares		Value
Money Market Funds 4.2%
Columbia Short-Term Cash Fund,
0.141% (k)(l)			69,637,571		$69,637,571
Total Money Market Funds
(Cost: $69,637,571)					$69,637,571
Issuer	Effective Yield		Par/ Principal/ Shares		Value
Investments of Cash Collateral Received for Securities on Loan 3.3%
Asset-Backed Commercial Paper 0.3%
Atlantis One
02/01/12	0.370%		$1,999,137		$1,999,137
Grampian Funding LLC
01/23/12	0.320%		1,999,395		1,999,395
Thames Asset Global Securities
01/18/12	0.320%		1,999,467		1,999,467

Total					5,997,999
Certificates of Deposit 0.1%
Standard Chartered Bank PLC
03/05/12	0.630%		1,000,000		1,000,000
Repurchase Agreements 2.9%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(m)
	0.050%		$5,000,000		$5,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $22,000,244 (m)
	0.100%		22,000,000		22,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $1,000,006 (m)
	0.050%		1,000,000		1,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $5,000,056 (m)
	0.100%		5,000,000		5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078 (m)
	0.140%		5,000,000		5,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $9,902,853 (m)
	0.080%		9,902,765		9,902,765

Total					47,902,765
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $54,900,764)					$54,900,764
Total Investments
(Cost: $1,531,073,575)					$1,639,584,322
Other Assets & Liabilities, Net					19,693,374
Net Assets					$1,659,277,696

Investments in Derivatives

At December 31, 2011, $7,540,568 was held in a margin deposit account as collateral to cover initial margin requirements on open contracts.

Futures Contracts Outstanding at December 31, 2011
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Australian Government Bond, 10-year	(1,034)	(101,823,366)	March 2012	$—	$(1,575,331)
Euro-Bobl, 5-year	(25)	(4,048,092)	March 2012	—	(65,604)
Euro-Bund, 10-year	681	122,547,706	March 2012	3,562,846	—
Japanese Government Bond, 10-year	27	49,955,437	March 2012	267,570	—
U.S. Treasury Long Bond, 20-year	12	1,737,750	March 2012	19,202	—
U.S. Treasury Note, 2-year	185	40,801,173	April 2012	31,520	—
U.S. Treasury Note, 5-year	951	117,218,177	April 2012	443,300	—
U.S. Treasury Note, 10-year	(903)	(118,405,875)	March 2012	—	(869,083)
U.S. Treasury Ultra Bond, 30-year	220	35,241,250	March 2012	675,138	—
Total				$4,999,576	$(2,510,018)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	56

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

Forward Foreign Currency Exchange Contracts Open at December 31, 2011
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	Jan. 10, 2012	7,313,000 (AUD	)	7,457,871 (USD	)	$—	$(16,280)
UBS Securties, Inc.	Jan. 11, 2012	189,837,000 (CAD	)	185,396,816 (USD	)	—	(915,970)
Goldman, Sachs & Co.	Jan. 11, 2012	85,443,000 (EUR	)	114,101,934 (USD	)	3,512,118	—
J.P. Morgan Securities, Inc.	Jan. 11, 2012	5,792,210,000 (JPY	)	74,370,945 (USD	)	—	(890,049)
HSBC Securities (USA), Inc.	Jan. 11, 2012	74,538,166 (USD	)	47,483,000 (GBP	)	—	(801,929)
Deutsche Bank Securities Inc.	Jan. 11, 2012	187,194,636 (USD	)	1,111,178,000 (NOK	)	—	(1,450,653)
Morgan Stanley	Jan. 11, 2012	111,773,716 (USD	)	767,663,000 (SEK	)	—	(270,732)
State Street Bank & Trust Company	Jan. 12, 2012	32,493,000 (EUR	)	43,454,351 (USD	)	1,398,022	—
Standard Chartered Bank	Jan. 12, 2012	17,345,465 (USD	)	908,382,000 (INR	)	—	(270,360)
UBS Securties, Inc.	Jan. 17, 2012	272,156,000 (MXN	)	19,891,972 (USD	)	412,104	—
Barclays Bank PLC	Jan. 17, 2012	7,007,736 (USD	)	4,483,000 (GBP	)	—	(46,489)
Deutsche Bank Securities Inc.	Jan. 19, 2012	4,543,000 (CAD	)	4,468,818 (USD	)	10,984	—
Deutsche Bank Securities Inc.	Jan. 19, 2012	1,082,000 (CAD	)	1,043,912 (USD	)	—	(17,805)
Deutsche Bank Securities Inc.	Jan. 19, 2012	25,763,000 (CHF	)	27,903,280 (USD	)	467,812	—
Deutsche Bank Securities Inc.	Jan. 19, 2012	25,329,000 (EUR	)	33,882,963 (USD	)	1,097,605	—
Deutsche Bank Securities Inc.	Jan. 19, 2012	1,851,000 (GBP	)	2,874,074 (USD	)	—	(123)
Deutsche Bank Securities Inc.	Jan. 19, 2012	8,710,000 (GBP	)	13,642,998 (USD	)	118,279	—
Deutsche Bank Securities Inc.	Jan. 19, 2012	2,145,053,000 (JPY	)	27,589,594 (USD	)	—	(285,580)
J.P. Morgan Securities, Inc.	Jan. 23, 2012	39,410,000 (PLN	)	11,347,211 (USD	)	—	(52,116)
J.P. Morgan Securities, Inc.	Jan. 23, 2012	91,350,302 (USD	)	7,106,277,000 (JPY	)	1,002,185	—
HSBC Securities (USA), Inc.	Jan. 24, 2012	3,883,580 (USD	)	4,003,000 (CAD	)	43,921	—
State Street Bank & Trust Company	Jan. 24, 2012	990,966 (USD	)	5,886,000 (NOK	)	—	(7,511)

The accompanying Notes to Financial Statements are an integral part of this statement.

57	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Bond Fund

Forward Foreign Currency Exchange Contracts Open at December 31, 2011 (contiuned)
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets, Inc.	Jan. 25, 2012	7,938,958 (USD	)	9,000,000,000 (KRW	)	$—	$(139,009)
UBS Securties, Inc.	Jan. 27, 2012	8,619,080,000 (CLP	)	16,428,247 (USD	)	—	(103,881)
Standard Chartered Bank	Jan. 27, 2012	458,671,000 (MXN	)	32,688,199 (USD	)	—	(111,935)
J.P. Morgan Securities, Inc.	Jan. 27, 2012	112,479,000 (PLN	)	32,203,565 (USD	)	—	(318,198)
Citigroup Global Markets, Inc.	Jan. 27, 2012	16,439,807 (USD	)	30,726,000 (BRL	)	—	(64,367)
Barclays Bank PLC	Jan. 27, 2012	32,038,195 (USD	)	1,022,499,000 (RUB	)	—	(394,000)
Citigroup Global Markets, Inc.	Jan. 27, 2012	392,084 (USD	)	12,591,000 (RUB	)	—	(2,419)
UBS Securties, Inc.	Jan. 27, 2012	32,972,824 (USD	)	62,415,000 (TRY	)	—	(201,810)
UBS Securties, Inc.	Jan. 31, 2012	17,688,000 (NZD	)	13,384,510 (USD	)	—	(355,973)
Barclays Bank PLC	Feb. 1, 2012	6,643,000 (GBP	)	7,880,657 (EUR	)	—	(112,404)
Citigroup Global Markets, Inc.	Feb. 2, 2012	57,267,000 (BRL	)	30,575,013 (USD	)	101,898	—
Citigroup Global Markets, Inc.	Feb. 2, 2012	6,352,941 (USD	)	20,250,000 (MYR	)	21,466	—
Total						$8,186,394	$(6,829,593)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,004,095,181 or 60.51% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $159,345,919 or 9.60% of net assets.

(d)	At December 31, 2011, security was partially or fully on loan.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)

At December 31, 2011, investments in securities included securities valued at $3,004,270 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2011, the value of these securities amounted to $175,673, which represents 0.01% of net assets.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	58

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of December 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(l)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$67,602,669	$376,809,868	$(374,774,966)	$—	$69,637,571	$100,542	$69,637,571

(m)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$14,575,175
Federal National Mortgage Association	200,582
Freddie Mac Gold Pool	5,106,434
Freddie Mac Non Gold Pool	1,668,568
Ginnie Mae I Pool	888,201
Ginnie Mae II Pool	1,040
Total Market Value of Collateral Securities	$22,440,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$499,848
Federal National Mortgage Association	245,752
United States Treasury Note/Bond	274,408
Total Market Value of Collateral Securities	$1,020,008

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$2,525,784
Ginnie Mae I Pool	1,251,535
Ginnie Mae II Pool	1,322,681
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

59	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Bond Fund

Pershing LLC (0.140%)
Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000
Societe Generale (0.080%)
Security Description	Value
Fannie Mae REMICS	$ 3,051,846
Freddie Mac REMICS	1,073,323
Government National Mortgage Association	5,975,652
Total Market Value of Collateral Securities	$10,100,821

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	60

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

61	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$83,010,219	$267,013	$83,277,232
Life Insurance	—	5,301,363	5,144,862	10,446,225
All other industries	—	412,598,576	—	412,598,576
Residential Mortgage-Backed Securities – Agency	—	70,434,983	—	70,434,983
Residential Mortgage-Backed Securities – Non-Agency	—	5,712,969	—	5,712,969
Commercial Mortgage-Backed Securities – Agency	—	487,439	—	487,439
Commercial Mortgage-Backed Securities – Non-Agency	—	40,856,784	—	40,856,784
Asset-Backed Securities – Non-Agency	—	10,458,258	—	10,458,258
Inflation-Indexed Bonds	—	14,919,804	—	14,919,804
U.S. Treasury Obligations	20,003,665	—	—	20,003,665
U.S. Government & Agency Obligations	—	5,266,743	—	5,266,743
Foreign Government Obligations	—	840,053,006	—	840,053,006
Total Bonds	20,003,665	1,489,100,144	5,411,875	1,514,515,684
Other
Senior Loans	—	530,303	—	530,303
Money Market Funds	69,637,571	—	—	69,637,571
Investments of Cash Collateral Received for Securities on Loan	—	54,900,764	—	54,900,764
Total Other	69,637,571	55,431,067	—	125,068,638
Investments in Securities	89,641,236	1,544,531,211	5,411,875	1,639,584,322
Derivatives(c)
Assets
Futures Contracts	4,999,576	—	—	4,999,576
Forward Foreign Currency Exchange Contracts	—	8,186,394	—	8,186,394
Liabilities
Futures Contracts	(2,510,018)	—	—	(2,510,018)
Forward Foreign Currency Exchange Contracts	—	(6,829,593)	—	(6,829,593)
Total	$92,130,794	$1,545,888,012	$5,411,875	$1,643,430,681

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	62

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Bonds & Notes
Balance as of December 31, 2010	$4,818,630
Accrued discounts/premiums	133,990
Realized gain (loss)	1,944
Change in unrealized appreciation (depreciation)*	190,368
Sales	(108,160)
Purchases	—
Transfers into Level 3	375,103
Transfers out of Level 3	—
Balance as of December 31, 2011	$5,411,875

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $190,368.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

63	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 2.7%
AUSTRALIA 0.1%
Woodside Finance Ltd.(a)(b)
11/10/14	4.500%	$1,400,000	$1,473,608
BELGIUM 0.1%
Anheuser-Busch InBev Worldwide, Inc.(b)
11/15/14	5.375%	1,900,000	2,111,143
CANADA 0.4%
Bank of Nova Scotia(a)(b)(c)
11/07/14	1.250%	3,750,000	3,734,156
Canadian Natural Resources Ltd. Senior Unsecured(b)
11/14/14	1.450%	6,800,000	6,835,751
Rogers Communications, Inc.(b)
08/15/18	6.800%	2,400,000	2,923,116

Total			13,493,023
FRANCE 0.2%
Cie de Financement Foncier(a)(b)(c)
09/16/15	2.500%	5,600,000	5,463,602
UNITED KINGDOM 0.1%
BSKYB Finance UK PLC(a)(b)
10/15/15	5.625%	2,500,000	2,803,290
UNITED STATES 1.8%
AT&T, Inc. Senior Unsecured(c)
05/15/16	2.950%	2,650,000	2,761,663
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	2,400,000	2,800,421
CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	2,800,000	3,057,048
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	1,080,000	1,239,764
Comcast Corp.
02/15/18	5.875%	2,100,000	2,428,161
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	1,762,000	2,002,307
Enterprise Products Operating LLC (c)
02/01/16	3.200%	1,318,000	1,364,499
Express Scripts, Inc.(c)
05/15/16	3.125%	3,000,000	3,016,629
General Electric Capital Corp. Senior Unsecured(c)
10/17/16	3.350%	3,090,000	3,217,923
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	2,000,000	2,359,884
Nevada Power Co.
01/15/15	5.875%	2,450,000	2,747,940
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	4,690,000	5,359,178
Prudential Financial, Inc. Senior Unsecured
05/12/16	3.000%	3,000,000	2,989,248
TCM Sub LLC(a)
01/15/15	3.550%	2,100,000	2,209,836
UNITED STATES (cont.)
Time Warner Cable, Inc.
07/01/18	6.750%	$2,180,000	$2,589,219
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%	1,397,000	1,598,988
UnitedHealth Group, Inc. Senior Unsecured
08/15/14	5.000%	2,200,000	2,396,073
Verizon Communications, Inc. Senior Unsecured (c)
11/01/16	2.000%	5,500,000	5,515,581
Waste Management, Inc.
03/11/15	6.375%	2,370,000	2,703,987

Total			52,358,349
Total Corporate Bonds & Notes
(Cost: $76,861,662)			$77,703,015

Residential Mortgage-Backed Securities — Non-Agency 1.0%
UNITED STATES 1.0%
Castle Peak Loan Trust(a)(d)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$2,028,234	$2,028,234
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	8,567,302	8,537,316
JPMorgan Mortgage Trust CMO Series 2007-A1 Class 1A1(d)(e)
07/25/35	2.810%	9,160,759	8,176,619
Morgan Stanley Reremic Trust(a)(d)
CMO Series 2010-R9 Class 3A
11/26/36	3.250%	4,058,915	4,033,904
Morgan Stanley Reremic Trust(a)(d)(e)
CMO Series 2010-R1 Class 2B
07/26/35	4.194%	2,000,000	1,482,948
PennyMac Loan Trust Series 2011-NPL1 Class A(a)(d)(e)
09/25/51	5.250%	2,480,296	2,472,856
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A(d)(e)
02/25/34	6.905%	3,473,433	3,752,467

Total			30,484,344
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $31,133,649)			$30,484,344

Commercial Mortgage-Backed Securities — Non-Agency 2.8%
UNITED STATES 2.8%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(d)(e)
02/13/42	4.933%	$2,600,000	$2,819,843
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A(d)(e)
12/10/49	5.814%	3,200,000	3,571,920
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(c)(d)
07/10/39	4.751%	1,500,000	1,601,271
UNITED STATES (cont.)
Greenwich Capital Commercial Funding Corp.(c)(d) Series 2007-GG9 Class A2
03/10/39	5.381%	$873,794	$878,681
Series 2007-GG9 Class A4
03/10/39	5.444%	15,910,000	17,220,761
JPMorgan Chase Commercial Mortgage Securities Corp.(d) Series 2007-CB20 Class ASB
02/12/51	5.688%	4,500,000	4,811,810
Series 2011-C5 Class A2
08/15/46	3.149%	3,525,000	3,633,482
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3(d)(e)
09/15/45	5.866%	10,425,000	11,396,614
Morgan Stanley Capital I(a)(d)(e) Series 2011-C1 Class A4
09/15/47	5.033%	3,250,000	3,613,086
Morgan Stanley Capital I(d) Series 2007-IQ16 Class A4
12/12/49	5.809%	6,500,000	7,157,345
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(a)(d)(e)
08/15/45	5.790%	20,903,000	23,435,190

Total			80,140,003
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $77,121,691)			$80,140,003

Asset-Backed Securities — Non-Agency 0.1%
UNITED STATES 0.1%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(e)
05/25/36	0.394%	$1,591,085	$1,558,564
Total Asset-Backed Securities — Non-Agency
(Cost: $1,549,816)			$1,558,564

Inflation-Indexed Bonds(f) 87.4%
AUSTRALIA 2.7%
Australia Government Index-Linked Bond(b) Senior Unsecured
08/20/15	4.000%	AUD	11,912,760	$22,191,657
08/20/20	4.000%	AUD	16,081,041	30,745,017
09/20/25	3.000%	AUD	7,992,160	10,537,870
New South Wales Treasury Corp.(b)
11/20/25	2.750%	AUD	12,456,250	15,160,201

Total				78,634,745
CANADA 2.9%
Canadian Government Bond(b)
12/01/36	3.000%	CAD	1,993,845	3,194,858
12/01/26	4.250%	CAD	34,467,023	54,893,474
12/01/31	4.000%	CAD	9,252,950	15,758,903
12/01/44	1.500%	CAD	4,179,720	5,335,473
12/01/41	2.000%	CAD	2,823,834	3,965,778

Total				83,148,486

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	64

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Issuer	Coupon Rate	Principal Amount		Value
Inflation-Indexed Bonds(f) (continued)
FRANCE 8.2%
France Government Bond OAT(b)
07/25/29	3.400%	EUR	3,903,680	$6,390,464
07/25/32	3.150%	EUR	13,754,920	22,173,481
07/25/40	1.800%	EUR	21,715,820	29,522,210
07/25/23	2.100%	EUR	6,955,585	9,633,687
07/25/22	1.100%	EUR	13,642,460	17,203,611
07/25/20	2.250%	EUR	63,097,191	87,718,930
07/25/15	1.600%	EUR	33,662,007	45,597,249
07/25/17	1.000%	EUR	11,038,400	14,455,521
07/25/27	1.850%	EUR	2,585,425	$3,479,336

Total				236,174,489
GERMANY 0.5%
Bundesrepublik Deutschland(b)
04/15/18	0.750%	EUR	3,084,390	4,262,859
Deutsche Bundesrepublik Inflation Linked Bond(b)
04/15/20	1.750%	EUR	2,331,626	3,486,714
Deutsche Bundesrepublik Inflation-Linked Bond(b)
04/15/16	1.500%	EUR	4,778,488	6,764,388

Total				14,513,961
GREECE 0.3%
Hellenic Republic Government Inflation-Linked Bond(b) Senior Unsecured
07/25/30	2.300%	EUR	14,403,350	3,076,437
07/25/25	2.900%	EUR	26,313,760	5,458,619

Total				8,535,056
ITALY 0.3%
Italy Buoni Poliennali Del Tesoro(b)
09/15/17	2.100%	EUR	5,284,445	5,725,643
Senior Unsecured
09/15/23	2.600%	EUR	2,982,096	2,872,845

Total				8,598,488
SWEDEN 1.9%
Sweden Government Bond(b)
06/01/22	0.250%	SEK	38,000,000	5,629,834
12/01/15	3.500%	SEK	50,000,000	10,145,959
Sweden Inflation-linked Government Bond(b)
12/01/20	4.000%	SEK	80,400,000	20,098,686
12/01/28	3.500%	SEK	68,930,000	18,756,296

Total				54,630,775
UNITED KINGDOM 25.8%
United Kingdom Gilt Inflation-linked(b)
03/22/34	0.750%	GBP	2,972,036	5,549,884
08/16/13	2.500%	GBP	6,250,000	27,512,851
11/22/55	1.250%	GBP	19,874,394	49,806,267
11/22/27	1.250%	GBP	25,140,585	48,910,899
03/22/40	0.625%	GBP	20,774,605	39,280,839
11/22/37	1.125%	GBP	42,423,280	88,372,224
11/22/47	0.750%	GBP	14,891,500	30,494,502
07/22/30	4.125%	GBP	13,450,000	66,695,950
07/26/16	2.500%	GBP	23,010,000	121,970,885
04/16/20	2.500%	GBP	22,640,000	127,985,625
07/17/24	2.500%	GBP	6,900,000	35,539,691
11/22/42	0.625%	GBP	5,936,901	11,431,778
03/22/50	0.500%	GBP	14,832,958	28,550,047
11/22/17	1.250%	GBP	6,756,915	12,101,815
11/22/22	1.875%	GBP	12,151,125	24,075,941
11/22/32	1.250%	GBP	3,945,924	8,037,458
01/26/35	2.000%	GBP	2,500,000	7,984,361

Issuer	Coupon Rate	Principal Amount		Value
Inflation-Indexed Bonds(f) (continued)
UNITED KINGDOM (cont.)
United Kingdom Gilt-Inflation Linked(b)
03/22/62	0.375%	GBP	3,027,570	$5,899,305

Total				740,200,322
UNITED STATES 44.8%
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%		$19,972,300	31,120,898
01/15/25	2.375%		38,620,831	49,102,756
01/15/27	2.375%		29,867,544	38,573,455
01/15/29	2.500%		172,015,046	229,492,325
07/15/14	2.000%		27,629,210	29,768,319
01/15/17	2.375%		23,231,560	26,966,753
07/15/17	2.625%		28,952,310	34,464,569
01/15/18	1.625%		8,052,407	9,169,678
07/15/19	1.875%		17,233,125	20,304,119
04/15/15	0.500%		48,064,020	50,290,730
04/15/16	0.125%		17,439,450	18,180,627
01/15/15	1.625%		27,275,010	29,416,535
07/15/21	0.625%		103,963,252	111,216,352
U.S. Treasury Inflation-Indexed Bond(c)
01/15/26	2.000%		5,476,176	6,731,419
01/15/28	1.750%		15,672,470	18,847,368
07/15/15	1.875%		59,603,968	65,731,971
01/15/16	2.000%		67,368,374	75,299,921
07/15/16	2.500%		53,539,210	61,921,416
07/15/18	1.375%		20,476,365	23,183,095
04/15/14	1.250%		88,805,850	93,058,851
07/15/20	1.250%		74,627,094	84,410,258
02/15/41	2.125%		77,446,600	104,607,355
01/15/21	1.125%		65,802,578	73,369,875

Total				1,285,228,645
Total Inflation-Indexed Bonds
(Cost: $2,367,362,312)				$2,509,664,967

Foreign Government Obligations(f) 2.6%
BRAZIL 0.2%
Brazil Notas do Tesouro Nacional(b)
01/01/13	10.000%	BRL	12,660,000	$7,109,690
MEXICO 1.0%
Mexican Bonos(b)
12/17/15	8.000%	MXN	34,813,000	27,237,997
RUSSIAN FEDERATION 0.1%
Russian Foreign Bond — Eurobond(a)(b)(e)
03/31/30	7.500%		$2,839,000	3,296,789
UNITED KINGDOM 1.3%
United Kingdom Gilt(b)
12/07/40	4.250%	GBP	18,800,000	35,940,769
Total Foreign Government Obligations
(Cost: $72,067,981)				$73,585,245

	Shares	Value
Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.141% (g)(h)	54,931,086	$54,931,086
Total Money Market Funds
(Cost: $54,931,086)		$54,931,086

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 12.1%
Asset-Backed Commercial Paper 2.7%
Amsterdam Funding Corp.
01/09/12	0.320%	$4,998,444	$4,998,444
01/09/12	0.330%	4,998,487	4,998,487
01/11/12	0.320%	4,998,489	4,998,489
Argento Variable Funding Company LLC
01/09/12	0.310%	2,999,122	2,999,122
Atlantis One
02/01/12	0.370%	14,993,525	14,993,525
Cancara Asset Securitisation LLC
01/09/12	0.310%	1,999,432	1,999,432
01/23/12	0.320%	4,998,444	4,998,444
Grampian Funding LLC
01/18/12	0.310%	9,997,331	9,997,331
01/23/12	0.320%	4,998,489	4,998,489
Kells Funding, LLC
01/03/12	0.360%	9,996,400	9,996,400
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,958	4,998,958
Rheingold Securitization
01/10/12	0.730%	4,997,060	4,997,060
Royal Park Investments Funding Corp.
01/05/12	1.000%	1,999,611	1,999,611

Total			76,973,792
Certificates of Deposit 5.4%
Bank of Nova Scotia
05/03/12	0.401%	11,000,000	11,000,000
Branch Banking & Trust Corporation
01/09/12	0.350%	28,000,000	28,000,000
Credit Suisse
03/20/12	0.590%	15,000,000	15,000,000
Deutsche Bank AG
01/20/12	0.420%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.446%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.425%	10,000,000	10,000,000
Nordea Bank AB
03/13/12	0.520%	3,000,000	3,000,000
Rabobank
01/20/12	0.331%	15,000,000	15,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	14,976,339	14,976,339
Svenska Handelsbanken
03/01/12	0.460%	6,000,000	6,000,000
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000
03/02/12	0.530%	10,000,000	10,000,000

Total			155,976,339
Commercial Paper 2.9%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
ERSTE ABWICKLUNGSANSTALT
01/20/12	0.530%	1,998,940	1,998,940

The accompanying Notes to Financial Statements are an integral part of this statement.

65	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
HSBC Bank PLC
04/13/12	0.481%	$14,963,400	$14,963,400
Macquarie Bank Ltd.
04/20/12	0.803%	5,975,733	5,975,733
Nordea Bank AB
01/17/12	0.360%	9,991,800	9,991,800
Suncorp Metway Ltd.
02/02/12	0.500%	9,990,972	9,990,972
Svenska Handelsbank
03/29/12	0.506%	4,993,617	4,993,617
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Commercial Paper (cont.)
Westpac Securities NZ Ltd.
04/20/12	0.531%	$4,986,529	$4,986,529
03/02/12	0.441%	9,977,756	9,977,756

Total			82,829,491
Other Short-Term Obligations 0.6%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	10,000,000	10,000,000
02/16/12	0.650%	6,000,000	6,000,000

Total			16,000,000
Repurchase Agreements 0.5%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(i)
	0.050%	5,000,000	5,000,000
Repurchase Agreements (cont.)
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(i)
	0.100%	$10,000,000	$10,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $684,059(i)
	0.080%	684,053	684,053

Total			15,684,053
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $347,463,675)			$347,463,675
Total Investments
(Cost: $3,028,491,872)			$3,175,530,899
Other Assets & Liabilities, Net			(303,785,809)
Net Assets			$2,871,745,090

Investments in Derivatives

At December 31, 2011, $3,347,415 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at December 31, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Euro-Bund, 10-year	248	$44,628,239	March 2012	$957,166	$—
United Kingdom Long GILT, 10-year	131	23,792,659	March 2012	556,788	—
U.S. Treasury Note, 2-year	170	37,492,970	April 2012	34,276	—
U.S. Treasury Note, 5-year	(1,389)	(171,205,098)	April 2012	—	(765,319)
U.S. Treasury Note, 10-year	16	2,098,000	March 2012	9,976	—
U.S. Treasury Ultra Bond, 30-year	(110)	(17,620,625)	March 2012	—	(82,606)
Total				$1,558,206	$(847,925)

Forward Foreign Currency Exchange Contracts Open at December 31, 2011

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	Jan. 10, 2012	78,587,000 (AUD	)	80,143,808 (USD	)	$—	$(174,944)
State Street Bank & Trust Company	Jan. 12, 2012	160,520,000 (EUR	)	214,708,802 (USD	)	6,944,608	—
Goldman Sachs & Co.	Jan. 12, 2012	239,336,000 (GBP	)	373,804,538 (USD	)	2,143,735	—
HSBC Securities (USA), Inc.	Jan. 12, 2012	245,104,000 (GBP	)	382,577,914 (USD	)	1,960,082	—
HSBC Securities (USA), Inc.	Jan. 12, 2012	19,300,000 (GBP	)	29,670,855 (USD	)	—	(299,787)
J.P. Morgan Securities, Inc.	Jan. 13, 2012	1,704,358,000 (JPY	)	21,906,915 (USD	)	—	(239,323)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	66

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Forward Foreign Currency Exchange Contracts Open at December 31, 2011 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
UBS Securities	Jan. 17, 2012	387,962,000 (MXN	)	28,356,272 (USD	)	$587,459	$—
Barclays Bank PLC	Jan. 20, 2012	375,397,000 (SEK	)	55,485,316 (USD	)	985,783	—
Barclays Bank PLC	Jan. 26, 2012	83,374,000 (CAD	)	80,671,505 (USD	)	—	(1,126,207)
Goldman Sachs & Co.	Jan. 30, 2012	49,537,000 (EUR	)	64,774,086 (USD	)	649,654	—
Citigroup Global Markets Inc.	Feb. 2, 2012	14,000,000 (BRL	)	7,474,640 (USD	)	24,911	—
Total						$13,296,232	$(1,840,261)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $64,584,815 or 2.25% of net assets.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,323,366,233 or 46.08% of net assets.

(c)	At December 31, 2011, security was partially or fully on loan.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(h)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,386,908	$801,738,768	$(759,194,590)	$—	$54,931,086	$46,330	$54,931,086

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

67	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$6,625,080
Federal National Mortgage Association	91,174
Freddie Mac Gold Pool	2,321,107
Freddie Mac Non Gold Pool	758,439
Ginnie Mae I Pool	403,727
Ginnie Mae II Pool	473
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$210,812
Freddie Mac REMICS	74,142
Government National Mortgage Association	412,780
Total Market Value of Collateral Securities	$697,734

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	68

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

69	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$77,703,015	$—	$77,703,015
Residential Mortgage-Backed Securities – Non-Agency	—	17,445,938	13,038,406	30,484,344
Commercial Mortgage-Backed Securities – Non-Agency	—	80,140,003	—	80,140,003
Asset-Backed Securities – Non-Agency	—	1,558,564	—	1,558,564
Inflation-Indexed Bonds	—	2,509,664,967	—	2,509,664,967
Foreign Government Obligations	—	73,585,245	—	73,585,245
Total Bonds	—	2,760,097,732	13,038,406	2,773,136,138
Other
Money Market Funds	54,931,086	—	—	54,931,086
Investments of Cash Collateral Received for Securities on Loan	—	347,463,675	—	347,463,675
Total Other	54,931,086	347,463,675	—	402,394,761
Investments in Securities	54,931,086	3,107,561,407	13,038,406	3,175,530,899
Derivatives(c)
Assets
Futures Contracts	1,558,206	—	—	1,558,206
Forward Foreign Currency Exchange Contracts	—	13,296,232	—	13,296,232
Liabilities
Futures Contracts	(847,925)	—	—	(847,925)
Forward Foreign Currency Exchange Contracts	—	(1,840,261)	—	(1,840,261)
Total	$55,641,367	$3,119,017,378	$13,038,406	$3,187,697,151

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities – Non-Agency	Asset-Backed Securities – Non-Agency	Total
Balance as of December 31, 2010	$—	$1,440,331	$1,440,331
Accrued discounts/premiums	—	266	266
Realized gain (loss)	10,672	1,878	12,550
Change in unrealized appreciation (depreciation)*	2,638	(15,776)	(13,138)
Sales	(5,917,723)	(1,426,699)	(7,344,422)
Purchases	18,942,819	—	18,942,819
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2011	$13,038,406	$—	$13,038,406

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $2,638 which is comprised of Residential Mortgage-Backed Securities — Non-Agency.

Transfers in and/or out of Level 3 are determined based on the fair value at the begining of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	70

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

71	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 94.9%
Aerospace & Defense 2.6%
ADS Tactical, Inc. Senior Secured(a)(b)
04/01/18	11.000%	$4,305,000	$4,305,000
Huntington Ingalls Industries, Inc.(b)
03/15/18	6.875%	2,162,000	2,118,760
03/15/21	7.125%	246,000	241,080
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	5,646,000	5,787,150
Oshkosh Corp.
03/01/17	8.250%	1,431,000	1,488,240
03/01/20	8.500%	1,710,000	1,761,300

Total			15,701,530
Automotive 2.2%
Allison Transmission, Inc.(b)
05/15/19	7.125%	1,230,000	1,205,400
Chrysler Group LLC/Co-Issuer, Inc.(a)(b) Senior Secured
06/15/19	8.000%	1,251,000	1,141,538
Chrysler Group LLC/Co-Issuer, Inc.(b) Senior Secured
06/15/21	8.250%	1,026,000	931,095
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	1,932,525
Delphi Corp.(a)(b)
05/15/19	5.875%	873,000	886,095
05/15/21	6.125%	582,000	596,550
Lear Corp.
03/15/18	7.875%	695,000	750,600
03/15/20	8.125%	2,070,000	2,256,300
Visteon Corp.(b)
04/15/19	6.750%	3,744,000	3,650,400

Total			13,350,503
Banking 0.2%
Lloyds Banking Group PLC(b)(c)
11/29/49	6.267%	2,477,000	1,337,580
Brokerage 0.9%
E*Trade Financial Corp. Senior Unsecured
12/01/15	7.875%	1,800,000	1,809,000
Senior Unsecured PIK
11/30/17	12.500%	2,594,000	2,931,220
Nuveen Investments, Inc.
11/15/15	10.500%	645,000	640,163

Total			5,380,383
Building Materials 2.4%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	4,521,000	4,747,050
Gibraltar Industries, Inc.
12/01/15	8.000%	5,128,000	5,128,000
Interface, Inc.
12/01/18	7.625%	560,000	592,200
Building Materials (cont.)
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	$2,081,000	$1,940,532
Nortek, Inc.(b)
12/01/18	10.000%	339,000	321,203
04/15/21	8.500%	1,947,000	1,645,215

Total			14,374,200
Chemicals 3.4%
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	3,309,000	3,102,187
Ineos Finance PLC Senior Secured(b)(c)
05/15/15	9.000%	2,627,000	2,666,405
JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	1,650,000	1,687,125
LyondellBasell Industries NV(b)(c)
11/15/21	6.000%	4,134,000	4,289,025
MacDermid, Inc.(b)
04/15/17	9.500%	1,594,000	1,590,015
Momentive Performance Materials, Inc.
06/15/14	12.500%	1,018,000	1,079,080
Nalco Co.(b)
01/15/19	6.625%	2,104,000	2,435,380
Nova Chemicals Corp. Senior Unsecured(c)
11/01/19	8.625%	1,780,000	1,962,450
Polypore International, Inc.
11/15/17	7.500%	1,920,000	1,987,200

Total			20,798,867
Construction Machinery 3.2%
CNH Capital LLC(b)
11/01/16	6.250%	2,327,000	2,396,810
Case New Holland, Inc.
12/01/17	7.875%	4,081,000	4,611,530
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	700,118
Manitowoc Co., Inc. (The)(a)
02/15/18	9.500%	2,627,000	2,797,755
Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	2,536,000	2,244,360
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	1,025,000	1,037,812
United Rentals North America, Inc.
12/15/19	9.250%	2,978,000	3,126,900
United Rentals North America, Inc.(a)
09/15/20	8.375%	1,156,000	1,127,100
Xerium Technologies, Inc.(b)
06/15/18	8.875%	1,495,000	1,352,975

Total			19,395,360
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	1,686,000	1,610,130
Consumer Products 2.1%
Central Garden and Pet Co.
03/01/18	8.250%	$2,936,000	$2,884,620
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	1,570,000	1,679,900
Sealy Mattress Co.
06/15/14	8.250%	1,657,000	1,640,430
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	3,531,000	3,862,031
Spectrum Brands Holdings, Inc.(b) Senior Secured
06/15/18	9.500%	753,000	823,594
Visant Corp.
10/01/17	10.000%	1,738,000	1,590,270

Total			12,480,845
Diversified Manufacturing 2.0%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	2,451,000	2,601,124
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	2,154,000	2,294,010
Tomkins LLC/Inc. Secured
10/01/18	9.000%	3,027,000	3,356,186
WireCo WorldGroup, Inc.(b)
05/15/17	10.000%	3,839,000	3,862,994

Total			12,114,314
Electric 2.9%
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	359,000	394,900
06/01/20	8.000%	1,290,000	1,419,000
AES Corp. (The)(b) Senior Unsecured
07/01/21	7.375%	2,939,000	3,166,772
Atlantic Power Corp.(b)(c)
11/15/18	9.000%	2,245,000	2,245,775
Calpine Corp. Senior Secured(b)
02/15/21	7.500%	2,860,000	3,074,500
DPL, Inc. Senior Unsecured(b)
10/15/21	7.250%	564,000	609,120
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	829,000	538,850
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	2,388,000	2,519,340
GenOn Energy, Inc. Senior Unsecured(a)
10/15/18	9.500%	1,559,000	1,578,488
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	1,933,062	1,952,392

Total			17,499,137

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	72

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Entertainment 1.2%
AMC Entertainment, Inc.
06/01/19	8.750%	$898,000	$929,430
12/01/20	9.750%	2,125,000	2,018,750
Speedway Motorsports, Inc.
06/01/16	8.750%	2,920,000	3,182,800
02/01/19	6.750%	59,000	59,590
United Artists Theatre Circuit, Inc.(d)(e) 1995-A Pass-Through Certificates
07/01/15	9.300%	1,088,347	1,046,120
07/01/15	9.300%	354,959	341,186

Total			7,577,876
Food and Beverage 0.2%
ARAMARK Holdings Corp. Senior Unsecured PIK (b)
05/01/16	8.625%	321,000	330,630
Cott Beverages, Inc.
11/15/17	8.375%	205,000	221,144
09/01/18	8.125%	898,000	969,840

Total			1,521,614
Gaming 3.9%
Caesars Entertainment Operating Co., Inc. Secured
04/15/18	12.750%	1,495,000	1,188,525
Senior Secured
06/01/17	11.250%	2,446,000	2,595,818
MGM Resorts International Senior Secured
03/15/20	9.000%	1,080,000	1,196,100
Senior Unsecured
03/01/18	11.375%	2,589,000	2,847,900
MGM Resorts International(a)
07/15/15	6.625%	385,000	365,750
06/01/16	7.500%	1,122,000	1,074,315
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	572,000	622,050
Pinnacle Entertainment, Inc.
06/15/15	7.500%	297,000	294,030
ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	1,639,000	1,725,048
San Pasqual Casino(b)
09/15/13	8.000%	630,000	620,550
Seminole Indian Tribe of Florida(b)
10/01/20	7.804%	845,000	829,629
Senior Secured
10/01/20	6.535%	3,265,000	3,180,273
Seneca Gaming Corp.(b)
12/01/18	8.250%	1,634,000	1,597,235
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	5,536,000	5,536,000

Total			23,673,223
Gas Pipelines 3.1%
El Paso Corp. Senior Unsecured
06/01/18	7.250%	401,000	439,095
09/15/20	6.500%	6,062,000	6,622,735
01/15/32	7.750%	159,000	183,645
Gas Pipelines (cont.)
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	$2,382,000	$2,489,190
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,083,000	2,207,980
07/15/21	6.500%	2,902,000	3,018,080
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	3,629,000	3,692,507

Total			18,653,232
Health Care 7.8%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	200,000	206,000
AMGH Merger Sub, Inc. Senior Secured(b)
11/01/18	9.250%	1,666,000	1,715,980
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	467,973	476,163
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	2,762,000	2,900,100
CHS/Community Health Systems, Inc.(a)
07/15/15	8.875%	2,033,000	2,099,073
CHS/Community Health Systems, Inc.(a)(b)
11/15/19	8.000%	1,783,000	1,800,830
ConvaTec Healthcare E SA Senior Unsecured(b)(c)
12/15/18	10.500%	3,147,000	2,808,698
Emdeon, Inc.(b)
12/31/19	11.000%	1,775,000	1,857,094
Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	460,000	481,850
HCA, Inc.
02/15/22	7.500%	3,233,000	3,305,742
Senior Secured
04/15/19	8.500%	1,655,000	1,812,225
02/15/20	6.500%	3,313,000	3,437,237
02/15/20	7.875%	3,250,000	3,510,000
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	1,489,000	1,513,196
Health Management Associates, Inc. Senior Unsecured(b)
01/15/20	7.375%	2,826,000	2,939,040
Healthsouth Corp.
02/15/20	8.125%	2,510,000	2,528,825
Healthsouth Corp.(a)
09/15/22	7.750%	143,000	140,676
InVentiv Health, Inc.(b)
08/15/18	10.000%	2,607,000	2,346,300
Kinetic Concepts/KCI U.S.A., Inc.(b)
11/01/18	10.500%	1,219,000	1,194,620
Multiplan, Inc.(b)
09/01/18	9.875%	1,929,000	2,010,983
Omnicare, Inc.
06/01/20	7.750%	1,127,000	1,210,116
Radnet Management, Inc.
04/01/18	10.375%	665,000	585,200
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	1,335,000	1,261,575
Health Care (cont.)
STHI Holding Corp. Secured(b)
03/15/18	8.000%	$686,000	$704,865
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	3,150,000	3,126,375
Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/19	7.750%	1,100,000	1,056,000

Total			47,028,763
Home Construction 0.3%
Shea Homes LP/Funding Corp. Senior Secured(b)
05/15/19	8.625%	1,788,000	1,671,780
Independent Energy 9.4%
Antero Resources Finance Corp.
12/01/17	9.375%	106,000	114,480
Antero Resources Finance Corp.(b)
08/01/19	7.250%	164,000	168,100
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	3,721,000	3,758,210
Carrizo Oil & Gas, Inc.(b)
10/15/18	8.625%	583,000	588,830
Chaparral Energy, Inc.
10/01/20	9.875%	779,000	841,320
09/01/21	8.250%	2,078,000	2,103,975
Chesapeake Energy Corp.
08/15/20	6.625%	4,983,000	5,319,352
02/15/21	6.125%	3,500,000	3,596,250
Comstock Resources, Inc.
10/15/17	8.375%	181,000	174,665
Concho Resources, Inc.
10/01/17	8.625%	1,129,000	1,233,433
01/15/21	7.000%	1,582,000	1,698,672
01/15/22	6.500%	1,515,000	1,583,175
Continental Resources, Inc.
10/01/19	8.250%	291,000	320,100
10/01/20	7.375%	618,000	673,620
04/01/21	7.125%	1,656,000	1,794,690
Goodrich Petroleum Corp.(b)
03/15/19	8.875%	1,817,000	1,817,000
Kodiak Oil & Gas Corp.(b)(c)
12/01/19	8.125%	3,615,000	3,746,044
Laredo Petroleum, Inc.(b)
02/15/19	9.500%	4,163,000	4,412,780
MEG Energy Corp.(b)(c)
03/15/21	6.500%	2,000,000	2,045,000
Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,398,095
11/01/21	6.500%	2,192,000	2,175,560
Petrohawk Energy Corp.
08/15/18	7.250%	2,736,000	3,078,000
06/01/19	6.250%	670,000	737,000
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	2,280,000	2,456,700
Range Resources Corp.
05/01/18	7.250%	27,000	28,755
05/15/19	8.000%	3,515,000	3,919,225
SM Energy Co. Senior Unsecured(b)
11/15/21	6.500%	889,000	915,670

The accompanying Notes to Financial Statements are an integral part of this statement.

73	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – High Yield Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Independent Energy (cont.)
Southwestern Energy Co.
02/01/18	7.500%	$3,190,000	$3,676,475
WPX Energy, Inc. Senior Unsecured(b)
01/15/22	6.000%	1,503,000	1,538,696
Whiting Petroleum Corp.
10/01/18	6.500%	106,000	110,770

Total			57,024,642
Media Cable 3.6%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	1,331,000	1,420,843
04/30/20	8.125%	2,764,000	3,026,580
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	888,000	1,023,420
CSC Holdings LLC(b) Senior Unsecured
11/15/21	6.750%	2,181,000	2,295,502
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
11/15/17	8.625%	3,464,000	3,671,840
DISH DBS Corp.
02/01/16	7.125%	1,661,000	1,789,727
09/01/19	7.875%	1,007,000	1,137,910
06/01/21	6.750%	2,980,000	3,210,950
Quebecor Media, Inc.(c) Senior Unsecured
03/15/16	7.750%	1,385,000	1,423,088
03/15/16	7.750%	1,345,000	1,381,988
UPCB Finance V Ltd. Senior Secured(b)(c)
11/15/21	7.250%	1,316,000	1,332,043

Total			21,713,891
Media Non-Cable 6.2%
AMC Networks, Inc.(b)
07/15/21	7.750%	4,128,000	4,489,200
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	1,013,000	853,452
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	939,000	1,009,425
12/15/17	9.250%	1,988,000	2,147,040
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	905,000	800,925
EH Holding Corp.(b)
06/15/21	7.625%	2,480,000	2,604,000
Senior Secured
06/15/19	6.500%	571,000	595,268
Intelsat Jackson Holdings SA(b)(c)
04/01/21	7.500%	1,225,000	1,238,781
Intelsat Jackson Holdings SA(c)
06/15/16	11.250%	1,200,000	1,260,750
10/15/20	7.250%	2,496,000	2,533,440
Intelsat Luxembourg SA(b)(c) PIK
02/04/17	11.500%	1,496,000	1,443,640
Intelsat Luxembourg SA (c) PIK
02/04/17	11.500%	1,817,000	1,753,405
Media Non-Cable (cont.)
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	$1,527,000	$1,513,639
Nielsen Finance LLC/Co.
10/15/18	7.750%	4,031,000	4,353,480
Salem Communications Corp. Secured
12/15/16	9.625%	2,001,000	2,111,055
Sinclair Television Group, Inc. Secured(b)
11/01/17	9.250%	2,935,000	3,199,150
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	1,627,000	1,480,570
Univision Communications, Inc.(b) Senior Secured
11/01/20	7.875%	2,400,000	2,436,000
XM Satellite Radio, Inc.(b)
11/01/18	7.625%	1,431,000	1,516,860

Total			37,340,080
Metals 5.2%
Alpha Natural Resources, Inc.
06/01/19	6.000%	1,177,000	1,141,690
06/01/21	6.250%	1,177,000	1,138,748
Arch Coal, Inc.(b)
06/15/19	7.000%	2,517,000	2,579,925
06/15/21	7.250%	2,085,000	2,142,337
Calcipar SA Senior Secured(b)(c)
05/01/18	6.875%	2,850,000	2,565,000
Consol Energy, Inc.
04/01/17	8.000%	2,445,000	2,677,275
04/01/20	8.250%	464,000	512,720
FMG Resources August 2006 Proprietary Ltd.(b)(c)
11/01/15	7.000%	3,495,000	3,529,950
02/01/16	6.375%	1,317,000	1,277,490
02/01/18	6.875%	1,231,000	1,178,682
Senior Notes
11/01/19	8.250%	2,412,000	2,436,120
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	1,863,000	1,816,425
Novelis, Inc.(c)
12/15/17	8.375%	505,000	536,563
12/15/20	8.750%	1,437,000	1,541,182
Peabody Energy Corp.(b)
11/15/18	6.000%	2,199,000	2,242,980
11/15/21	6.250%	1,466,000	1,517,310
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	2,358,000	2,411,055

Total			31,245,452
Non-Captive Consumer 1.1%
SLM Corp. Senior Notes
01/25/16	6.250%	1,293,000	1,257,415
Senior Unsecured
03/25/20	8.000%	2,766,000	2,793,660
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	3,344,000	2,416,040

Total			6,467,115
Non-Captive Diversified 6.2%
Ally Financial, Inc.
03/15/20	8.000%	$10,944,000	$11,217,600
09/15/20	7.500%	880,000	888,800
CIT Group, Inc. Secured
05/01/17	7.000%	983,000	983,000
CIT Group, Inc.(a)(b) Secured
04/01/18	6.625%	2,400,000	2,466,000
CIT Group, Inc.(b) Secured
05/02/17	7.000%	6,665,000	6,656,669
Ford Motor Credit Co. LLC Senior Unsecured
04/15/15	7.000%	2,809,000	3,019,675
05/15/18	5.000%	2,617,000	2,623,786
08/02/21	5.875%	1,711,000	1,783,218
International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	1,599,000	1,646,970
09/01/17	8.875%	3,055,000	3,154,287
05/15/19	6.250%	607,000	560,741
01/15/22	8.625%	406,000	410,712
International Lease Finance Corp.(a) Senior Unsecured
12/15/20	8.250%	2,165,000	2,186,650

Total			37,598,108
Oil Field Services 1.5%
Green Field Energy Services, Inc. Senior Secured(b)
11/15/16	13.000%	2,669,000	2,588,930
Offshore Group Investments Ltd. Senior Secured(c)
08/01/15	11.500%	4,844,000	5,237,575
Oil States International, Inc.
06/01/19	6.500%	1,119,000	1,144,178

Total			8,970,683
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.000%	930,000	962,550
Packaging 2.2%
ARD Finance SA Senior Secured PIK(b)(c)
06/01/18	11.125%	624,129	542,992
Ardagh Packaging Finance PLC(a)(b)(c)
10/15/20	9.125%	1,410,000	1,395,900
Ardagh Packaging Finance PLC(b)(c) Senior Secured
10/15/17	7.375%	2,112,000	2,133,120
Greif, Inc. Senior Unsecured
08/01/19	7.750%	390,000	421,200
Reynolds Group Issuer, Inc./LLC(b)
04/15/19	9.000%	1,390,000	1,320,500
02/15/21	8.250%	2,076,000	1,837,260
Senior Secured
08/15/19	7.875%	3,224,000	3,369,080
Senior Unsecured
08/15/19	9.875%	2,522,000	2,446,340

Total			13,466,392

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	74

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Paper 0.6%
Cascades, Inc.(c)
01/15/20	7.875%	$2,369,000	$2,297,930
Verso Paper Holdings LLC/Inc. Secured(a)
02/01/19	8.750%	1,962,000	1,196,820

Total			3,494,750
Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	887,000	943,546
Grifols, Inc.
02/01/18	8.250%	2,386,000	2,505,300
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)(b)
12/01/19	9.500%	622,000	653,100
Mylan, Inc.(b)
11/15/18	6.000%	1,855,000	1,908,331
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,147,000	1,171,374

Total			7,181,651
Refining 0.3%
United Refining Co. Senior Secured
02/28/18	10.500%	2,078,000	1,942,930
Retailers 2.4%
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,030,000	1,006,825
Limited Brands, Inc.
04/01/21	6.625%	1,720,000	1,823,200
Needle Merger Sub Corp. Senior Unsecured(b)
03/15/19	8.125%	684,000	651,510
Number Merger Sub, Inc. Senior Notes(a)(b)
12/15/19	11.000%	898,000	906,980
QVC, Inc.(b) Senior Secured
04/15/17	7.125%	641,000	678,659
10/01/19	7.500%	1,756,000	1,896,480
10/15/20	7.375%	421,000	452,575
Rite Aid Corp.(a)
06/15/17	9.500%	1,655,000	1,510,187
Senior Secured
08/15/20	8.000%	2,005,000	2,215,525
Sally Holdings LLC/Capital, Inc.(a)(b)
11/15/19	6.875%	605,000	629,200
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	2,555,000	2,644,425

Total			14,415,566
Technology 5.3%
Amkor Technology, Inc.(a) Senior Unsecured
05/01/18	7.375%	1,521,000	1,555,223
06/01/21	6.625%	2,941,000	2,830,713
CDW LLC / Finance Corp.
04/01/19	8.500%	3,163,000	3,186,722
Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,387,100
Technology (cont.)
CommScope, Inc.(b)
01/15/19	8.250%	$1,402,000	$1,402,000
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,700,000	1,802,000
First Data Corp.(a) PIK
09/24/15	10.550%	1,932,000	1,842,645
First Data Corp.(a)(b) Senior Secured
06/15/19	7.375%	884,000	830,960
First Data Corp.(b)
01/15/21	12.625%	1,565,000	1,361,550
Senior Secured
08/15/20	8.875%	2,605,000	2,605,000
Freescale Semiconductor, Inc. Senior Secured(b)(c)
04/15/18	9.250%	1,687,000	1,802,981
Interactive Data Corp.
08/01/18	10.250%	3,140,000	3,438,300
NXP BV/Funding LLC Senior Secured(b)(c)
08/01/18	9.750%	4,032,000	4,415,040
iGate Corp.(b)
05/01/16	9.000%	2,325,000	2,418,000

Total			31,878,234
Transportation Services 1.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,144,000	1,184,040
03/15/20	9.750%	925,000	950,438
Hertz Corp. (The)
10/15/18	7.500%	2,005,000	2,095,225
01/15/21	7.375%	2,109,000	2,143,271

Total			6,372,974
Wireless 5.1%
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	3,445,000	3,556,962
Cricket Communications, Inc.(a)
10/15/20	7.750%	1,202,000	1,051,750
MetroPCS Wireless, Inc.
09/01/18	7.875%	3,370,000	3,420,550
SBA Telecommunications, Inc.
08/15/16	8.000%	1,535,000	1,653,963
08/15/19	8.250%	1,529,000	1,662,788
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	5,224,000	4,682,010
Sprint Nextel Corp.(b)
11/15/18	9.000%	6,070,000	6,365,912
Senior Unsecured
11/15/21	11.500%	1,496,000	1,479,170
Wind Acquisition Finance SA(b)(c) Secured
07/15/17	11.750%	3,312,000	2,964,240
Senior Secured
02/15/18	7.250%	4,164,000	3,758,010

Total			30,595,355
Wirelines 4.6%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	$4,321,000	$4,328,959
Cincinnati Bell, Inc.
10/15/17	8.250%	636,000	639,180
Frontier Communications Corp. Senior Unsecured
03/15/19	7.125%	2,824,000	2,753,400
04/15/22	8.750%	286,000	283,140
Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	1,021,000	821,905
Level 3 Communications, Inc. Senior Unsecured(a)
02/01/19	11.875%	1,575,000	1,677,375
Level 3 Financing, Inc.
02/15/17	8.750%	395,000	401,913
02/01/18	10.000%	2,802,000	2,970,120
04/01/19	9.375%	847,000	884,056
Level 3 Financing, Inc.(b) Senior Unsecured
07/01/19	8.125%	1,035,000	1,019,475
PAETEC Holding Corp.
12/01/18	9.875%	3,025,000	3,327,500
Senior Secured
06/30/17	8.875%	1,793,000	1,936,440
Qwest Corp. Senior Unsecured
12/01/21	6.750%	2,825,000	3,079,250
Windstream Corp.
09/01/18	8.125%	355,000	380,294
10/15/20	7.750%	1,200,000	1,240,500
Windstream Corp.(a)
10/01/21	7.750%	1,820,000	1,865,500

Total			27,609,007
Total Corporate Bonds & Notes
(Cost: $562,073,115)			$572,448,717

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 0.9%
Gaming 0.4%
Caesars Octavius LLC Tranche B Term Loan(f)(g)
04/25/17	9.250%	$1,747,000	$1,657,903
ROC Finance LLC Tranche B Term Loan(f)(g)
08/19/17	8.500%	820,000	817,950

Total			2,475,853
Media Non-Cable 0.5%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(f)(g)
03/18/19	7.500%	3,011,000	2,924,434
Total Senior Loans
(Cost: $5,465,491)			$5,400,287

The accompanying Notes to Financial Statements are an integral part of this statement.

75	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – High Yield Bond Fund

Issuer	Shares	Value
Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(h)	2,669	$122,774

TOTAL ENERGY		122,774
Total Warrants
(Cost: $108,000)		$122,774

Limited Partnerships —%
FINANCIALS —%
Diversified Financial Services —%
Varde Fund V LP(d)(e)(i)		5,000,000		$60,626

TOTAL FINANCIALS				$60,626
Total Limited Partnerships
(Cost: $—)				$60,626

	Shares			Value
Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.141%(j)(k)		16,217,504		$16,217,504
Total Money Market Funds
(Cost: $16,217,504)				$16,217,504

Issuer	Effective Yield		Par/ Principal/ Shares		Value
Investments of Cash Collateral Received for Securities on Loan 5.9%
Asset-Backed Commercial Paper 0.2%
Grampian Funding LLC
01/23/12	0.320%		$999,698		$999,698
Certificates of Deposit 0.2%
Standard Chartered Bank PLC
03/05/12	0.630%		1,000,000		1,000,000
Repurchase Agreements 5.5%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(l)
	0.050%		5,000,000		5,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(l)
	0.100%		10,000,000		10,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(l)
	0.140%		10,000,000		10,000,000
Repurchase Agreements (cont.)
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $8,551,643(l)
	0.080%		$8,551,567		$8,551,567

Total					33,551,567
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $35,551,265)					$35,551,265
Total Investments
(Cost: $619,415,375)					$629,801,173
Other Assets & Liabilities, Net					(26,550,424)
Net Assets					$603,250,749

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $224,207,092 or 37.17% of net assets.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $71,080,887 or 11.78% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $1,447,932, representing 0.24% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	02/09/00 thru 04/09/02	$1,021,750
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	12/11/01 thru 08/28/02	315,009
Varde Fund V LP	04/27/00 thru 06/19/00	—	*

*	The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $1,447,932, which represents 0.24% of net assets.

(f)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of December 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(h)	Non-income producing.

(i)	At December 31, 2011, there was no capital committed to the LLC or LP for future investment.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	76

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

Notes to Portfolio of Investments (continued)

(j)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(k)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$7,909,130	$246,533,296	$(238,224,922)	$—	$16,217,504	$30,857	$16,217,504

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$5,051,567
Ginnie Mae I Pool	2,503,071
Ginnie Mae II Pool	2,645,362
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$2,635,432
Freddie Mac REMICS	926,872
Government National Mortgage Association	5,160,295
Total Market Value of Collateral Securities	$8,722,599

Abbreviation Legend
PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

77	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – High Yield Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	78

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$15,546,745	$1,952,392	$17,499,137
Entertainment	—	6,190,570	1,387,306	7,577,876
All Other Industries	—	547,371,704	—	547,371,704
Total Bonds	—	569,109,019	3,339,698	572,448,717
Equity Securities
Warrants
Energy	—	122,774	—	122,774
Total Equity Securities	—	122,774	—	122,774
Other
Senior Loans	—	5,400,287	—	5,400,287
Limited Partnerships	—	—	60,626	60,626
Money Market Funds	16,217,504	—	—	16,217,504
Investments of Cash Collateral Received for Securities on Loan	—	35,551,265	—	35,551,265
Total Other	16,217,504	40,951,552	60,626	57,229,682
Total	$16,217,504	$610,183,345	$3,400,324	$629,801,173

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the utilization of single market quotations from broker dealers, estimated cash flows of the security and observed yields on securities management deemed comparable. Certain limited partnerships classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Senior Loans	Limited Partnerships	Total
Balance as of December 31, 2010	$1,728,094	$2,403,005	$100,860	$4,231,959
Accrued discounts/premiums	8,965	3,083	—	12,048
Realized gain (loss)	26,710	12,123	—	38,833
Change in unrealized appreciation (depreciation)*	(89,986)	12,504	(40,234)	(117,716)
Sales	(1,076,194)	(2,430,715)	—	(3,506,909)
Transfers into Level 3	2,742,109	—	—	2,742,109
Balance as of December 31, 2011	$3,339,698	$—	$60,626	$3,400,324

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(147,167) which is comprised of Corporate Bonds & $(106,933) and Limited Partnerships of $(40,234).

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The accompanying Notes to Financial Statements are an integral part of this statement.

79	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – High Yield Bond Fund

Fair Value Measurements (continued)

Transfers in and/or out of Level 3 are determined on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	80

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 93.9%
Aerospace & Defense 3.1%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$7,972,000	$7,972,000
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	3,822,000	3,745,560
Huntington Ingalls Industries, Inc.(a)(b)
03/15/21	7.125%	5,538,000	5,427,240
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	9,990,000	10,239,750
Oshkosh Corp.
03/01/17	8.250%	2,904,000	3,020,160
03/01/20	8.500%	5,143,000	5,297,290
TransDigm, Inc.
12/15/18	7.750%	1,601,000	1,721,075

Total			37,423,075
Automotive 1.9%
Chrysler Group LLC/Co-Issuer, Inc.(a)(b) Senior Secured
06/15/19	8.000%	1,345,000	1,227,312
06/15/21	8.250%	1,127,000	1,022,752
Dana Holding Corp.(b) Senior Unsecured
02/15/19	6.500%	490,000	494,900
02/15/21	6.750%	579,000	592,028
Delphi Corp.(a)(b)
05/15/19	5.875%	1,535,000	1,558,025
05/15/21	6.125%	1,023,000	1,048,575
Lear Corp.(b)
03/15/18	7.875%	4,336,000	4,682,880
03/15/20	8.125%	2,221,000	2,420,890
TRW Automotive, Inc.(a)
12/01/17	8.875%	4,085,000	4,432,225
Visteon Corp.(a)(b)
04/15/19	6.750%	5,716,000	5,573,100

Total			23,052,687
Banking 0.2%
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	4,558,000	2,461,320
Brokerage 1.3%
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	7,429,000	8,394,770
E*Trade Financial Corp.(b) Senior Unsecured
12/01/15	7.875%	6,940,000	6,974,700

Total			15,369,470
Building Materials 1.6%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	7,868,000	8,261,400
Gibraltar Industries, Inc.
12/01/15	8.000%	3,807,000	3,807,000
Interface, Inc.
12/01/18	7.625%	1,569,000	1,659,218
Corporate Bonds & Notes (continued)
Building Materials (cont.)
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	$4,380,000	$4,084,350
Nortek, Inc.(a)(b)
12/01/18	10.000%	390,000	369,525
04/15/21	8.500%	2,465,000	2,082,925

Total			20,264,418
Chemicals 3.1%
CF Industries, Inc.
05/01/18	6.875%	2,482,000	2,841,890
05/01/20	7.125%	2,421,000	2,856,780
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured(b)
02/01/18	8.875%	2,047,000	1,919,063
Ineos Finance PLC Senior Secured(a)(b)(c)
05/15/15	9.000%	5,269,000	5,348,035
JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	3,285,000	3,358,912
Koppers, Inc.(b)
12/01/19	7.875%	1,040,000	1,102,400
LyondellBasell Industries NV(a)(b)(c)
11/15/21	6.000%	9,104,000	9,445,400
Momentive Performance Materials, Inc.
06/15/14	12.500%	2,036,000	2,158,160
Nalco Co.(a)
01/15/19	6.625%	4,556,000	5,273,570
Nova Chemicals Corp. Senior Unsecured (c)
11/01/19	8.625%	160,000	176,400
Polypore International, Inc.
11/15/17	7.500%	3,000,000	3,105,000

Total			37,585,610
Construction Machinery 3.4%
CNH Capital LLC(a)
11/01/16	6.250%	4,597,000	4,734,910
Case New Holland, Inc.
12/01/17	7.875%	6,622,000	7,482,860
Columbus McKinnon Corp.
02/01/19	7.875%	1,100,000	1,142,625
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	5,435,000	5,788,275
11/01/20	8.500%	1,550,000	1,633,313
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	4,467,000	3,953,295
RSC Equipment Rental, Inc./Holdings III LLC(b)
02/01/21	8.250%	1,675,000	1,695,937
United Rentals North America, Inc.
12/15/19	9.250%	12,620,000	13,251,000
Xerium Technologies, Inc.(a)(b)
06/15/18	8.875%	2,665,000	2,411,825

Total			42,094,040
Consumer Cyclical Services 0.2%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	$3,054,000	$2,916,570
Consumer Products 1.5%
Central Garden and Pet Co.
03/01/18	8.250%	2,340,000	2,299,050
Jarden Corp.
05/01/16	8.000%	3,297,000	3,560,760
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	4,058,000	4,342,060
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	6,406,000	7,006,562
Spectrum Brands Holdings, Inc.(a) Senior Secured
06/15/18	9.500%	1,490,000	1,629,688

Total			18,838,120
Diversified Manufacturing 1.6%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	3,474,000	3,686,782
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	7,059,000	7,517,835
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,090,000	1,208,538
WireCo WorldGroup, Inc. (a)
05/15/17	10.000%	6,935,000	6,978,344

Total			19,391,499
Electric 2.8%
AES Corp. (The)(a)(b) Senior Unsecured
07/01/21	7.375%	5,452,000	5,874,530
AES Corp. (The)(b) Senior Unsecured
10/15/17	8.000%	725,000	797,500
Atlantic Power Corp.(a)(c)
11/15/18	9.000%	4,445,000	4,446,534
Calpine Corp. Senior Secured(a)(b)
02/15/21	7.500%	2,670,000	2,870,250
DPL, Inc.(a)(b) Senior Unsecured
10/15/16	6.500%	1,893,000	2,016,045
10/15/21	7.250%	1,104,000	1,192,320
Energy Future Holdings Corp. Senior Secured (b)
01/15/20	10.000%	1,795,000	1,884,750
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	2,407,000	2,437,087
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	1,626,000	1,593,480

The accompanying Notes to Financial Statements are an integral part of this statement.

81	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Income Opportunities Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Ipalco Enterprises, Inc.(a) Senior Secured
04/01/16	7.250%	$2,015,000	$2,156,050
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	8,527,052	8,612,322

Total			33,880,868
Entertainment 0.9%
AMC Entertainment, Inc.(b)
06/01/19	8.750%	3,867,000	4,002,345
Cinemark U.S.A., Inc.(b)
06/15/19	8.625%	2,039,000	2,217,413
Regal Cinemas Corp.(b)
07/15/19	8.625%	1,538,000	1,661,040
Speedway Motorsports, Inc.
06/01/16	8.750%	2,800,000	3,052,000
02/01/19	6.750%	445,000	449,450

Total			11,382,248
Environmental 0.1%
Clean Harbors, Inc. Senior Secured(b)
08/15/16	7.625%	1,774,000	1,884,875
Food and Beverage 0.3%
Cott Beverages, Inc.
11/15/17	8.375%	1,585,000	1,709,819
Cott Beverages, Inc.(b)
09/01/18	8.125%	1,347,000	1,454,760
Darling International, Inc.
12/15/18	8.500%	650,000	721,500

Total			3,886,079
Gaming 3.8%
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	4,311,000	4,575,049
FireKeepers Development Authority Senior Secured(a)
05/01/15	13.875%	2,750,000	3,121,250
MGM Resorts International
07/15/15	6.625%	2,750,000	2,612,500
Senior Secured
03/15/20	9.000%	8,118,000	8,990,685
Senior Unsecured
03/01/18	11.375%	388,000	426,800
Penn National Gaming, Inc. Senior Subordinated Notes(b)
08/15/19	8.750%	3,274,000	3,560,475
Pinnacle Entertainment, Inc.
06/15/15	7.500%	581,000	575,190
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	3,182,000	3,349,055
San Pasqual Casino(a)
09/15/13	8.000%	1,520,000	1,497,200
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	4,520,000	4,700,800
10/01/20	7.804%	1,820,000	1,786,894
Senior Secured
10/01/20	6.535%	4,385,000	4,271,209
Gaming (cont.)
Seneca Gaming Corp.(a)
12/01/18	8.250%	$2,533,000	$2,476,008
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	4,262,000	4,262,000

Total			46,205,115
Gas Pipelines 4.2%
Copano Energy LLC/Finance Corp.(b)
04/01/21	7.125%	810,000	818,100
El Paso Corp. Senior Unsecured
06/01/18	7.250%	5,340,000	5,847,300
09/15/20	6.500%	2,499,000	2,730,158
El Paso Corp.(b) Senior Unsecured
01/15/32	7.750%	6,530,000	7,542,150
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,714,000	4,926,130
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,649,000	1,747,940
07/15/21	6.500%	5,169,000	5,375,760
Regency Energy Partners LP/Finance Corp.(b)
06/01/16	9.375%	4,205,000	4,625,500
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	2,600,000	2,707,388
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	7,827,000	7,963,972
Southern Star Central Corp.(a) Senior Unsecured
03/01/16	6.750%	6,490,000	6,636,025

Total			50,920,423
Health Care 5.9%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	400,000	412,000
AMGH Merger Sub, Inc. Senior Secured(a)(b)
11/01/18	9.250%	871,000	897,130
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	2,999,000	3,148,950
CHS/Community Health Systems, Inc.(a)
11/15/19	8.000%	3,540,000	3,575,400
ConvaTec Healthcare E SA Senior Unsecured(a)(c)
12/15/18	10.500%	5,229,000	4,666,882
Fresenius Medical Care U.S. Finance, Inc.(a)
02/15/21	5.750%	4,230,000	4,224,712
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
09/15/18	6.500%	895,000	937,513
HCA, Inc. Senior Secured
02/15/20	6.500%	8,596,000	8,918,350
09/15/20	7.250%	13,105,000	13,825,775
HCA, Inc.(b) Senior Secured
02/15/20	7.875%	3,700,000	3,996,000
Health Care (cont.)
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	$2,321,000	$2,358,716
Health Management Associates, Inc. Senior Unsecured(a)
01/15/20	7.375%	5,630,000	5,855,200
Healthsouth Corp.(b)
09/15/22	7.750%	398,000	391,533
InVentiv Health, Inc.(a)
08/15/18	10.000%	2,084,000	1,875,600
Kinetic Concepts/KCI U.S.A., Inc.(a)
11/01/18	10.500%	2,480,000	2,430,400
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,251,000	1,296,349
Omnicare, Inc.
06/01/20	7.750%	2,204,000	2,366,545
STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,164,000	1,196,010
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	2,005,000	2,250,612
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	7,682,000	7,624,385
02/01/19	7.750%	400,000	384,000

Total			72,632,062
Home Construction 0.4%
KB Home
09/15/17	9.100%	2,155,000	2,052,638
Shea Homes LP/Funding Corp. Senior Secured(a)(b)
05/15/19	8.625%	3,132,000	2,928,420

Total			4,981,058
Independent Energy 8.3%
Antero Resources Finance Corp.
12/01/17	9.375%	213,000	230,040
Antero Resources Finance Corp.(a)(b)
08/01/19	7.250%	315,000	322,875
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	4,735,000	5,356,469
Berry Petroleum Co.(b) Senior Unsecured
11/01/20	6.750%	975,000	985,969
Bill Barrett Corp.
10/01/19	7.625%	634,000	662,530
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	6,483,000	6,547,830
Carrizo Oil & Gas, Inc.(a)
10/15/18	8.625%	1,801,000	1,819,010
Chaparral Energy, Inc.
10/01/20	9.875%	1,270,000	1,371,600
09/01/21	8.250%	3,473,000	3,516,412
Chesapeake Energy Corp.
02/15/21	6.125%	5,084,000	5,223,810
Chesapeake Energy Corp.(b)
08/15/20	6.625%	10,652,000	11,371,010
Comstock Resources, Inc.
10/15/17	8.375%	437,000	421,705

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	82

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Independent Energy (cont.)
Concho Resources, Inc.
10/01/17	8.625%	$3,251,000	$3,551,717
01/15/21	7.000%	2,520,000	2,705,850
01/15/22	6.500%	4,675,000	4,885,375
Continental Resources, Inc.
10/01/19	8.250%	392,000	431,200
10/01/20	7.375%	1,024,000	1,116,160
04/01/21	7.125%	2,787,000	3,020,411
Denbury Resources, Inc.(b)
02/15/20	8.250%	493,000	550,928
Kodiak Oil & Gas Corp.(a)(c)
12/01/19	8.125%	7,248,000	7,510,740
MEG Energy Corp.(a)(c)
03/15/21	6.500%	3,390,000	3,466,275
Oasis Petroleum, Inc.
02/01/19	7.250%	4,221,000	4,368,735
11/01/21	6.500%	4,689,000	4,653,832
Petrohawk Energy Corp.
08/15/18	7.250%	4,393,000	4,942,125
06/01/19	6.250%	1,522,000	1,674,200
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	5,609,000	6,043,697
Range Resources Corp.
05/15/19	8.000%	2,632,000	2,934,680
08/01/20	6.750%	2,920,000	3,230,250
06/01/21	5.750%	994,000	1,076,005
Range Resources Corp.(b)
05/01/18	7.250%	53,000	56,445
SM Energy Co. Senior Unsecured(a)
11/15/21	6.500%	1,758,000	1,810,740
Southwestern Energy Co.
02/01/18	7.500%	2,035,000	2,345,338
WPX Energy, Inc. Senior Unsecured(a)
01/15/22	6.000%	2,981,000	3,051,799
Whiting Petroleum Corp.
10/01/18	6.500%	211,000	220,495

Total			101,476,257
Lodging 0.3%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
05/15/18	6.750%	1,836,000	2,074,680
Starwood Hotels & Resorts Worldwide, Inc.(b) Senior Unsecured
12/01/19	7.150%	1,254,000	1,432,695

Total			3,507,375
Media Cable 4.0%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	235,000	244,987
04/30/20	8.125%	9,461,000	10,359,795
CSC Holdings LLC Senior Unsecured(a)(b)
11/15/21	6.750%	5,517,000	5,806,642
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	7,317,000	7,756,020
DISH DBS Corp.
06/01/21	6.750%	10,242,000	11,035,755
Media Cable (cont.)
DISH DBS Corp.(b)
09/01/19	7.875%	$1,347,000	$1,522,110
Insight Communications Co., Inc. Senior Unsecured(a)
07/15/18	9.375%	2,100,000	2,399,250
UPCB Finance V Ltd. Senior Secured(a)(b)(c)
11/15/21	7.250%	2,611,000	2,642,831
Videotron Ltee(c)
04/15/18	9.125%	6,495,000	7,152,619

Total			48,920,009
Media Non-Cable 6.1%
AMC Networks, Inc.(a)(b)
07/15/21	7.750%	6,557,000	7,130,737
Belo Corp.
11/15/16	8.000%	7,468,000	8,084,110
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	7,520,000	8,121,600
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	751,000	664,635
EH Holding Corp. Senior Secured(a)(b)
06/15/19	6.500%	2,859,000	2,980,508
Intelsat Jackson Holdings SA(a)(b)(c)
04/01/19	7.250%	3,565,000	3,618,475
04/01/21	7.500%	2,925,000	2,957,906
Lamar Media Corp.(b)
04/15/18	7.875%	249,000	263,940
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	2,730,000	2,706,113
Nielsen Finance LLC/Co.(b)
10/15/18	7.750%	3,739,000	4,038,120
RR Donnelley & Sons Co. Senior Unsecured (b)
06/15/20	7.625%	2,124,000	1,985,940
Salem Communications Corp. Secured
12/15/16	9.625%	6,925,000	7,305,875
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	8,593,000	9,366,370
Univision Communications, Inc. Senior Secured(a)(b)
11/01/20	7.875%	6,351,000	6,446,265
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	8,110,000	8,596,600

Total			74,267,194
Metals 5.9%
Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	7,298,000	7,079,060
06/01/21	6.250%	2,093,000	2,024,978
Arch Coal, Inc.(a)
06/15/21	7.250%	3,743,000	3,845,932
Arch Coal, Inc.(a)(b)
06/15/19	7.000%	5,615,000	5,755,375
Calcipar SA Senior Secured(a)(c)
05/01/18	6.875%	5,048,000	4,543,200
Metals (cont.)
Compass Minerals International, Inc.
06/01/19	8.000%	$1,610,000	$1,730,750
Consol Energy, Inc.
04/01/17	8.000%	6,532,000	7,152,540
04/01/20	8.250%	4,490,000	4,961,450
FMG Resources August 2006 Proprietary Ltd.(a)(b)(c)
02/01/16	6.375%	2,101,000	2,037,970
02/01/18	6.875%	1,271,000	1,216,983
Senior Notes
11/01/19	8.250%	5,034,000	5,084,340
FMG Resources August 2006 Proprietary Ltd.(a)(c)
11/01/15	7.000%	8,550,000	8,635,500
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	3,380,000	3,295,500
Novelis, Inc.(c)
12/15/20	8.750%	3,385,000	3,630,412
Peabody Energy Corp.(a)
11/15/18	6.000%	4,362,000	4,449,240
11/15/21	6.250%	2,908,000	3,009,780
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	3,330,000	3,404,925

Total			71,857,935
Non-Captive Consumer 1.2%
SLM Corp. Senior Notes
01/25/16	6.250%	2,904,000	2,824,079
SLM Corp.(b) Senior Unsecured
03/25/20	8.000%	6,382,000	6,445,820
Springleaf Finance Corp. Senior Unsecured(b)
12/15/17	6.900%	7,245,000	5,234,513

Total			14,504,412
Non-Captive Diversified 7.7%
Ally Financial, Inc.
03/15/20	8.000%	21,552,000	22,090,800
Ally Financial, Inc.(b)
12/01/17	6.250%	3,735,000	3,602,781
09/15/20	7.500%	2,945,000	2,974,450
CIT Group, Inc.(a)(b) Secured
05/02/17	7.000%	19,740,000	19,715,325
04/01/18	6.625%	4,090,000	4,202,475
Ford Motor Credit Co. LLC(b) Senior Unsecured
05/15/18	5.000%	5,487,000	5,501,228
01/15/20	8.125%	3,250,000	3,825,471
02/01/21	5.750%	15,056,000	15,690,324
International Lease Finance Corp. (b) Senior Unsecured
09/01/17	8.875%	3,555,000	3,670,538
05/15/19	6.250%	3,898,000	3,600,933
12/15/20	8.250%	6,887,000	6,955,870
01/15/22	8.625%	1,980,000	2,002,982

Total			93,833,177

The accompanying Notes to Financial Statements are an integral part of this statement.

83	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Income Opportunities Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Oil Field Services 1.1%
Offshore Group Investments Ltd. Senior Secured (c)
08/01/15	11.500%	$8,714,000	$9,422,012
Oil States International, Inc.(b)
06/01/19	6.500%	4,495,000	4,596,138

Total			14,018,150
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.000%	1,439,000	1,489,365
Packaging 3.1%
ARD Finance SA Senior Secured PIK(a)(c)
06/01/18	11.125%	1,096,729	954,154
Ardagh Packaging Finance PLC Senior Secured(a)(c)
10/15/17	7.375%	5,967,000	6,026,670
Ball Corp.
09/01/19	7.375%	1,435,000	1,571,325
09/15/20	6.750%	1,500,000	1,631,250
Greif, Inc. Senior Unsecured
02/01/17	6.750%	3,338,000	3,488,210
08/01/19	7.750%	905,000	977,400
Reynolds Group Issuer, Inc./LLC(a) Senior Secured
04/15/19	7.125%	2,415,000	2,457,263
02/15/21	6.875%	2,505,000	2,486,212
Reynolds Group Issuer, Inc./LLC(a)(b) Senior Secured
08/15/19	7.875%	12,667,000	13,237,015
Senior Unsecured
08/15/19	9.875%	5,185,000	5,029,450

Total			37,858,949
Paper 0.6%
Cascades, Inc.(c)
12/15/17	7.750%	4,705,000	4,657,950
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	3,772,000	2,300,920

Total			6,958,870
Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	1,592,000	1,693,490
Grifols, Inc.
02/01/18	8.250%	3,572,000	3,750,600
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)(b)
12/01/19	9.500%	1,237,000	1,298,850
Mylan, Inc.(a)(b)
11/15/18	6.000%	6,440,000	6,625,150
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,524,000	1,556,385

Total			14,924,475
Refining 0.3%
United Refining Co. Senior Secured
02/28/18	10.500%	3,502,000	3,274,370
Retailers 2.0%
Limited Brands, Inc.
04/01/21	6.625%	$1,615,000	$1,711,900
Limited Brands, Inc.(b)
05/01/20	7.000%	2,770,000	2,998,525
QVC, Inc.(a) Senior Secured
10/01/19	7.500%	4,977,000	5,375,160
QVC, Inc.(a)(b) Senior Secured
04/15/17	7.125%	2,900,000	3,070,375
Rite Aid Corp. Senior Secured
08/15/20	8.000%	5,160,000	5,701,800
Sally Holdings LLC/Capital, Inc.(a)
11/15/19	6.875%	1,201,000	1,249,040
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	3,896,000	4,032,360

Total			24,139,160
Technology 3.7%
Amkor Technology, Inc.(b) Senior Unsecured
05/01/18	7.375%	3,021,000	3,088,972
06/01/21	6.625%	6,116,000	5,886,650
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	5,774,000	6,004,960
01/15/20	6.875%	788,000	839,220
CDW LLC / Finance Corp. Senior Secured
12/15/18	8.000%	7,900,000	8,235,750
Cardtronics, Inc.
09/01/18	8.250%	3,000,000	3,270,000
CommScope, Inc.(a)(b)
01/15/19	8.250%	2,707,000	2,707,000
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,525,000	1,616,500
First Data Corp. PIK
09/24/15	10.550%	941,000	897,479
First Data Corp.(a) Senior Secured
08/15/20	8.875%	205,000	205,000
Freescale Semiconductor, Inc. Senior Secured(a)(c)
04/15/18	9.250%	55,000	58,781
Interactive Data Corp.
08/01/18	10.250%	4,665,000	5,108,175
NXP BV/Funding LLC Senior Secured (a)(b)(c)
08/01/18	9.750%	3,140,000	3,438,300
iGate Corp.(a)(b)
05/01/16	9.000%	4,204,000	4,372,160

Total			45,728,947
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,115,000	2,173,162
Avis Budget Car Rental LLC/Finance, Inc.(b)
01/15/19	8.250%	1,477,000	1,465,923
Transportation Services (cont.)
Hertz Corp. (The)(b)
10/15/18	7.500%	$3,060,000	$3,197,700
01/15/21	7.375%	2,864,000	2,910,540

Total			9,747,325
Wireless 6.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(a)
05/01/17	7.750%	4,867,000	5,244,192
Cricket Communications, Inc.
10/15/20	7.750%	2,153,000	1,883,875
Senior Secured
05/15/16	7.750%	9,640,000	9,953,300
Crown Castle International Corp. Senior Unsecured(b)
11/01/19	7.125%	4,000,000	4,310,000
MetroPCS Wireless, Inc.
09/01/18	7.875%	2,710,000	2,750,650
11/15/20	6.625%	732,000	682,590
NII Capital Corp.
04/01/21	7.625%	3,805,000	3,776,463
SBA Telecommunications, Inc.
08/15/16	8.000%	2,100,000	2,262,750
08/15/19	8.250%	2,387,000	2,595,863
Sprint Capital Corp.
11/15/28	6.875%	18,761,000	13,390,664
Sprint Nextel Corp.(a)
11/15/18	9.000%	11,322,000	11,873,947
Wind Acquisition Finance SA Senior Secured(a)(c)
02/15/18	7.250%	18,347,000	16,558,167

Total			75,282,461
Wirelines 5.1%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	10,359,000	10,378,081
Cincinnati Bell, Inc.
10/15/17	8.250%	1,207,000	1,213,035
Frontier Communications Corp.(b) Senior Unsecured
10/01/18	8.125%	20,000	20,150
04/15/20	8.500%	4,720,000	4,832,100
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	1,602,000	1,289,610
Level 3 Financing, Inc.
02/15/17	8.750%	262,000	266,585
Level 3 Financing, Inc.(a) Senior Unsecured
07/01/19	8.125%	1,100,000	1,083,500
Level 3 Financing, Inc.(b)
04/01/19	9.375%	9,892,000	10,324,775
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	6,614,000	7,143,120
Qwest Corp. Senior Unsecured
12/01/21	6.750%	18,015,000	19,636,350

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	84

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines (cont.)
Windstream Corp.
10/15/20	7.750%	$2,730,000	$2,822,138
Windstream Corp.(a)(b)
06/01/22	7.500%	3,640,000	3,630,900

Total			62,640,344
Total Corporate Bonds & Notes
(Cost: $1,120,757,244)			$1,149,598,312

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 0.7%
Gaming 0.3%
Caesars Octavius LLC Tranche B Term Loan(d)(e)
04/25/17	9.250%	$2,957,000	$2,806,193
ROC Finance LLC Tranche B Term Loan(d)(e)
08/19/17	8.500%	1,568,000	1,564,080

Total			4,370,273
Media Non-Cable 0.4%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(d)(e)
03/18/19	7.500%	5,186,000	5,036,903
Total Senior Loans
(Cost: $9,521,052)			$9,407,176

	Shares	Value
Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.141% (f)(g)	43,686,063	$43,686,063
Total Money Market Funds
(Cost: $43,686,063)		$43,686,063

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 16.0%
Asset-Backed Commercial Paper 2.3%
Atlantis One
02/01/12	0.370%	$1,999,137	$1,999,137
Cancara Asset Securitisation LLC
01/03/12	0.320%	9,996,889	9,996,889
Grampian Funding LLC
01/03/12	0.320%	5,998,133	5,998,133
Royal Park Investments Funding Corp.
01/05/12	1.000%	4,999,028	4,999,028
Windmill Funding Corp.
01/04/12	0.320%	4,998,444	4,998,444

Total			27,991,631
Certificates of Deposit 7.5%
Bank of Nova Scotia
05/03/12	0.401%	6,000,000	6,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	2,997,602	2,997,602
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Credit Suisse
02/24/12	0.500%	6,000,000	6,000,000
03/08/12	0.540%	3,000,000	3,000,000
Deutsche Bank AG
01/20/12	0.420%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	10,000,000	10,000,000
DnB NOR ASA
03/15/12	0.520%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.425%	4,000,000	4,000,000
Nordea Bank AB
03/13/12	0.520%	5,000,000	5,000,000
Rabobank
03/16/12	0.530%	4,993,310	4,993,310
Standard Chartered Bank PLC
03/30/12	0.625%	4,992,113	4,992,113
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000
03/02/12	0.530%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	5,000,000	5,000,000

Total			91,983,025
Commercial Paper 2.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	$6,983,632	$6,983,632
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Macquarie Bank Ltd.
04/20/12	0.803%	4,979,778	4,979,778
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,854	4,998,854
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	3,989,223	3,989,223

Total			33,917,656
Other Short-Term Obligations 0.9%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	8,000,000	8,000,000
02/16/12	0.650%	3,000,000	3,000,000

Total			11,000,000
Repurchase Agreements 2.5%
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,056 (h)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $15,000,233(h)
	0.140%	15,000,000	15,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $11,014,971(h)
	0.080%	11,014,873	11,014,873

Total			31,014,873
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $195,907,185)			$195,907,185
Total Investments
(Cost: $1,369,871,544)			$1,398,598,736
Other Assets & Liabilities, Net			(174,245,344)
Net Assets			$1,224,353,392

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $419,977,846 or 34.30% of net assets.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $120,157,856 or 9.81% of net assets.

(d)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of December 31, 2011. Remaining maturities of senior loans

The accompanying Notes to Financial Statements are an integral part of this statement.

85	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Portfolio of Investments (continued)

may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(f)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(g)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$28,932,238	$438,972,719	$(424,218,894)	$—	$43,686,063	$89,655	$43,686,063

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,312,540
Federal National Mortgage Association	45,587
Freddie Mac Gold Pool	1,160,553
Freddie Mac Non Gold Pool	379,220
Ginnie Mae I Pool	201,864
Ginnie Mae II Pool	236
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$3,890,120
Fannie Mae REMICS	1,418,401
Fannie Mae Whole Loan	4,688
Fannie Mae-Aces	17,213
Federal Farm Credit Bank	132,112
Federal Home Loan Banks	149,002
Federal Home Loan Mortgage Corp	118,638
Federal National Mortgage Association	246,141
Freddie Mac Gold Pool	1,671,247
Freddie Mac Non Gold Pool	501,242
Freddie Mac Reference REMIC	41
Freddie Mac REMICS	1,131,446
Ginnie Mae I Pool	1,946,404
Ginnie Mae II Pool	2,607,610
Government National Mortgage Association	639,947
United States Treasury Bill	24,092
United States Treasury Note/Bond	782,104
United States Treasury Strip Coupon	19,553
Total Market Value of Collateral Securities	$15,300,001

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$3,394,576
Freddie Mac REMICS	1,193,860
Government National Mortgage Association	6,646,734
Total Market Value of Collateral Securities	$11,235,170

Abbreviation Legend
PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	86

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

87	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Income Opportunities Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

		Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$25,268,546	$8,612,322	$33,880,868
All Other Industries	—	1,115,717,444	—	1,115,717,444
Total Bonds	—	1,140,985,990	8,612,322	1,149,598,312
Other
Senior Loans	—	9,407,176	—	9,407,176
Money Market Funds	43,686,063	—	—	43,686,063
Investments of Cash Collateral Received for Securities on Loan	—	195,907,185	—	195,907,185
Total Other	43,686,063	205,314,361	—	249,000,424
Total	$43,686,063	$1,346,300,351	$8,612,322	$1,398,598,736

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Senior Loans	Total
Balance as of December 31, 2010	$—	$860,335	$860,335
Accrued discounts/premiums	77,662	1,104	78,766
Realized gain (loss)	212,201	4,340	216,541
Change in unrealized appreciation (depreciation)*	(287,795)	4,476	(283,319)
Sales	(3,483,494)	(870,255)	(4,353,749)
Purchases	—	—	—
Transfers into Level 3	12,093,748	—	12,093,748
Transfers out of Level 3	—	—	—
Balance as of December 31, 2011	$8,612,322	$—	$8,612,322

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(287,795).

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	88

Portfolio of Investments (continued)

Columbia Variable Portfolio – Income Opportunities Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

89	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.6%
CONSUMER DISCRETIONARY 21.2%
Auto Components 2.4%
BorgWarner, Inc.(a)(b)	23,093	$1,471,948
Gentex Corp.(a)	90,146	2,667,420
Lear Corp.	69,903	2,782,139

Total		6,921,507
Diversified Consumer Services 0.5%
New Oriental Education & Technology Group, ADR(b)(c)	61,661	1,482,947
Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.(b)	5,672	1,915,661
Panera Bread Co., Class A(b)	31,795	4,497,403
Starwood Hotels & Resorts Worldwide, Inc.(a)	62,842	3,014,531
Wynn Resorts Ltd.	18,358	2,028,375

Total		11,455,970
Household Durables 1.5%
D.R. Horton, Inc.(a)	128,900	1,625,429
Tempur-Pedic International, Inc.(a)(b)	51,996	2,731,350

Total		4,356,779
Internet & Catalog Retail 0.8%
priceline.com, Inc.(b)	3,068	1,434,934
TripAdvisor, Inc.(b)	40,835	1,029,451

Total		2,464,385
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	29,872	1,672,234
Media 2.0%
CBS Corp., Class B Non Voting	80,904	2,195,735
Discovery Communications, Inc., Class A(a)(b)	52,552	2,153,055
DISH Network Corp., Class A	56,564	1,610,943

Total		5,959,733
Multiline Retail 1.1%
Nordstrom, Inc.	63,129	3,138,143
Specialty Retail 5.5%
AutoZone, Inc.(b)	4,416	1,435,068
Bed Bath & Beyond, Inc.(b)	48,067	2,786,444
Dick’s Sporting Goods, Inc.(a)	45,104	1,663,436
Limited Brands, Inc.(a)	84,310	3,401,908
O’Reilly Automotive, Inc.(b)	31,055	2,482,847
TJX Companies, Inc.	40,779	2,632,284
Ulta Salon Cosmetics & Fragrance, Inc.(b)	27,954	1,814,774

Total		16,216,761
Textiles, Apparel & Luxury Goods 2.9%
Deckers Outdoor Corp.(a)(b)	20,768	1,569,438
Fossil, Inc.(a)(b)	20,535	1,629,658
Michael Kors Holdings Ltd.(b)(c)	56,506	1,539,788
Ralph Lauren Corp.	12,816	1,769,633
Warnaco Group, Inc. (The)(a)(b)	37,918	1,897,417

Total		8,405,934
TOTAL CONSUMER DISCRETIONARY		62,074,393

Issuer	Shares	Value
Common Stocks (continued)
CONSUMER STAPLES 5.4%
Beverages 1.1%
Coca-Cola Enterprises, Inc.	55,906	$1,441,257
Hansen Natural Corp.(b)	20,531	1,891,726

Total		3,332,983
Food & Staples Retailing 0.6%
Whole Foods Market, Inc.	27,248	1,895,916
Food Products 1.7%
Green Mountain Coffee Roasters, Inc.(a)(b)	29,914	1,341,643
HJ Heinz Co.(a)	35,224	1,903,505
Mead Johnson Nutrition Co.	23,222	1,596,048

Total		4,841,196
Personal Products 2.0%
Estee Lauder Companies, Inc. (The), Class A	19,034	2,137,899
Herbalife Ltd.	71,629	3,701,070

Total		5,838,969
TOTAL CONSUMER STAPLES		15,909,064
ENERGY 11.0%
Energy Equipment & Services 4.2%
Cameron International Corp.(a)(b)	71,549	3,519,495
Complete Production Services, Inc.(b)	48,003	1,610,981
Ensco PLC, ADR(c)	31,706	1,487,646
Oil States International, Inc.(b)	31,686	2,419,860
Patterson-UTI Energy, Inc.	80,232	1,603,035
Tidewater, Inc.	31,655	1,560,591

Total		12,201,608
Oil, Gas & Consumable Fuels 6.8%
Alpha Natural Resources, Inc.(b)	67,340	1,375,756
Concho Resources, Inc.(a)(b)	45,367	4,253,156
Consol Energy, Inc.	36,099	1,324,833
Continental Resources, Inc.(a)(b)	61,648	4,112,538
Denbury Resources, Inc.(b)	90,667	1,369,072
HollyFrontier Corp.	52,055	1,218,087
Peabody Energy Corp.	41,407	1,370,986
Range Resources Corp.	27,048	1,675,353
Southwestern Energy Co.(b)	44,860	1,432,829
World Fuel Services Corp.(a)	43,218	1,814,292

Total		19,946,902
TOTAL ENERGY		32,148,510
FINANCIALS 7.1%
Capital Markets 1.0%
Affiliated Managers Group, Inc.(b)	31,540	3,026,263
Commercial Banks 0.6%
Signature Bank(a)(b)	29,901	1,793,761
Consumer Finance 0.5%
Discover Financial Services	64,061	1,537,464
Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.(b)	16,281	1,962,674
Moody’s Corp.(a)	73,645	2,480,364

Total		4,443,038

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Real Estate Investment Trusts (REITs) 1.9%
Digital Realty Trust, Inc.(a)	23,266	$1,551,144
Home Properties, Inc.(a)	27,256	1,569,128
Plum Creek Timber Co., Inc.(a)	62,740	2,293,775

Total		5,414,047
Real Estate Management & Development 1.0%
CBRE Group, Inc.(b)	98,087	1,492,884
Jones Lang LaSalle, Inc.	23,928	1,465,829

Total		2,958,713
Thrifts & Mortgage Finance 0.6%
BankUnited, Inc.	73,313	1,612,153
TOTAL FINANCIALS		20,785,439
HEALTH CARE 14.6%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.(b)	60,041	4,292,931
Dendreon Corp.(a)(b)	136,800	1,039,680

Total		5,332,611
Health Care Equipment & Supplies 3.2%
CR Bard, Inc.	12,587	1,076,189
Edwards Lifesciences Corp.(b)	37,833	2,674,793
Intuitive Surgical, Inc.(b)	3,928	1,818,703
Varian Medical Systems, Inc.(a)(b)	58,290	3,913,008

Total		9,482,693
Health Care Providers & Services 6.0%
AmerisourceBergen Corp.(a)	76,616	2,849,349
Brookdale Senior Living, Inc.(b)	115,691	2,011,866
CIGNA Corp.	51,647	2,169,174
DaVita, Inc.(b)	36,547	2,770,628
Express Scripts, Inc.(a)(b)	57,558	2,572,267
Laboratory Corp. of America Holdings(a)(b)	41,298	3,550,389
Medco Health Solutions, Inc.(b)	27,122	1,516,120

Total		17,439,793
Health Care Technology 0.5%
Cerner Corp.(a)(b)	24,894	1,524,758
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.(b)	55,133	1,925,796
Covance, Inc.(b)	47,377	2,166,076
Waters Corp.(b)	19,413	1,437,533

Total		5,529,405
Pharmaceuticals 1.2%
Watson Pharmaceuticals, Inc.(b)	58,471	3,528,140
TOTAL HEALTH CARE		42,837,400
INDUSTRIALS 12.9%
Air Freight & Logistics 1.7%
Atlas Air Worldwide Holdings, Inc.(b)	42,100	1,617,903
CH Robinson Worldwide, Inc.(a)	28,662	2,000,034
Expeditors International of Washington, Inc.	35,325	1,446,912

Total		5,064,849

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	90

Portfolio of Investments (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Airlines 0.6%
United Continental Holdings, Inc.(a)(b)	90,312	$1,704,188
Commercial Services & Supplies 1.0%
Stericycle, Inc.(a)(b)	37,936	2,955,973
Electrical Equipment 3.0%
AMETEK, Inc.	74,909	3,153,669
Regal-Beloit Corp.(a)	35,010	1,784,460
Rockwell Automation, Inc.	32,016	2,349,014
Sensata Technologies Holding NV(b)(c)	61,188	1,608,020

Total		8,895,163
Machinery 3.4%
Cummins, Inc.	31,676	2,788,121
Joy Global, Inc.(a)	44,298	3,321,021
Navistar International Corp.(b)	54,436	2,062,036
Pall Corp.(a)	30,407	1,737,760

Total		9,908,938
Professional Services 0.8%
IHS, Inc., Class A(b)	26,309	2,266,784
Road & Rail 1.8%
JB Hunt Transport Services, Inc.(a)	44,856	2,021,660
Kansas City Southern(b)	47,917	3,258,835

Total		5,280,495
Trading Companies & Distributors 0.6%
WW Grainger, Inc.(a)	8,826	1,652,139
TOTAL INDUSTRIALS		37,728,529
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 0.9%
F5 Networks, Inc.(b)	23,489	2,492,653
Computers & Peripherals 0.5%
SanDisk Corp.(b)	29,844	1,468,623
Electronic Equipment, Instruments & Components 0.6%
Trimble Navigation Ltd.(b)	36,794	1,596,860
Internet Software & Services 1.0%
Rackspace Hosting, Inc.(a)(b)	40,700	1,750,507
WebMD Health Corp.(b)	32,794	1,231,415

Total		2,981,922
IT Services 3.3%
Alliance Data Systems Corp.(a)(b)	24,169	2,509,709
Cognizant Technology Solutions Corp., Class A(b)	23,910	1,537,652
Fiserv, Inc.(b)	28,466	1,672,093
Teradata Corp.(b)	38,687	1,876,706
Western Union Co. (The)	119,393	2,180,116

Total		9,776,276
Semiconductors & Semiconductor Equipment 5.8%
Altera Corp.	53,543	1,986,445
Analog Devices, Inc.	44,864	1,605,234
Avago Technologies Ltd.	95,122	2,745,221
KLA-Tencor Corp.	50,924	2,457,083
Linear Technology Corp.(a)	68,690	2,062,760
Microchip Technology, Inc.(a)	56,830	2,081,683
Novellus Systems, Inc.(b)	35,658	1,472,319
ON Semiconductor Corp.(b)	347,429	2,682,152

Total		17,092,897
INFORMATION TECHNOLOGY (cont.)
Software 6.6%
Check Point Software Technologies Ltd.(b)(c)	26,540	$1,394,412
Citrix Systems, Inc.(b)	32,652	1,982,630
Electronic Arts, Inc.(a)(b)	215,060	4,430,236
Fortinet, Inc.(b)	45,677	996,215
Intuit, Inc.	66,226	3,482,825
Red Hat, Inc.(b)	32,742	1,351,917
Rovi Corp.(b)	74,152	1,822,656
Solera Holdings, Inc.	34,723	1,546,562
TIBCO Software, Inc.(b)	92,415	2,209,643

Total		19,217,096
TOTAL INFORMATION TECHNOLOGY		54,626,327
MATERIALS 5.1%
Chemicals 2.9%
Celanese Corp., Class A	40,089	1,774,740
CF Industries Holdings, Inc.	34,364	4,982,093
Solutia, Inc.(b)	99,922	1,726,652

Total		8,483,485
Containers & Packaging 0.8%
Crown Holdings, Inc.(b)	74,713	2,508,862
Metals & Mining 1.4%
Agnico-Eagle Mines Ltd.(c)	33,215	1,206,369
Cliffs Natural Resources, Inc.	24,640	1,536,304
Royal Gold, Inc.	19,775	1,333,428

Total		4,076,101
TOTAL MATERIALS		15,068,448
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Crown Castle International Corp.(b)	52,969	2,373,011

TOTAL TELECOMMUNICATION SERVICES		2,373,011
UTILITIES 0.8%
Electric Utilities 0.8%
ITC Holdings Corp.(a)	30,528	2,316,464
TOTAL UTILITIES		2,316,464
Total Common Stocks
(Cost: $283,431,572)		$285,867,585
	Shares	Value
Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	7,590,613	$7,590,613
Total Money Market Funds
(Cost: $7,590,613)		$7,590,613

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 26.2%
Asset-Backed Commercial Paper 1.4%
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	$1,999,303	$1,999,303
Grampian Funding LLC
01/18/12	0.310%	1,999,466	1,999,466

Total			3,998,769
Certificates of Deposit 1.7%
Branch Banking & Trust Corporation
03/15/12	0.240%	2,000,000	2,000,000
Standard Chartered Bank PLC
03/05/12	0.630%	1,000,000	1,000,000
Svenska Handelsbanken
02/28/12	0.490%	2,000,000	2,000,000

Total			5,000,000
Commercial Paper 0.7%
Regency Markets No. 1 LLC
01/18/12	0.250%	1,999,542	1,999,542
Repurchase Agreements 22.4%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $15,000,133(f)
	0.080%	15,000,000	15,000,000
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(f)
	0.050%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $20,000,222(f)
	0.100%	20,000,000	20,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(f)
	0.140%	10,000,000	10,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $15,568,758(f)
	0.080%	15,568,620	15,568,620

Total			65,568,620

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $76,566,931)	$76,566,931
Total Investments
(Cost: $367,589,116)	$370,025,129
Other Assets & Liabilities, Net	(77,332,755)
Net Assets	$292,692,374

The accompanying Notes to Financial Statements are an integral part of this statement.

91	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $8,719,182 or 2.98% of net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,143,688	$142,837,254	$(147,390,329)	$—	$7,590,613	$25,802	$7,590,613

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$4,354,834
Freddie Mac REMICS	10,585,606
Government National Mortgage Association	359,560
Total Market Value of Collateral Securities	$15,300,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$13,250,159
Federal National Mortgage Association	182,347
Freddie Mac Gold Pool	4,642,213
Freddie Mac Non Gold Pool	1,516,880
Ginnie Mae I Pool	807,456
Ginnie Mae II Pool	945
Total Market Value of Collateral Securities	$20,400,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	92

Portfolio of Investments (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$4,797,955
Freddie Mac REMICS	1,687,424
Government National Mortgage Association	9,394,613
Total Market Value of Collateral Securities	$15,879,992

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

93	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	94

Portfolio of Investments (continued)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$62,074,393	$—	$—	$62,074,393
Consumer Staples	15,909,064	—	—	15,909,064
Energy	32,148,510	—	—	32,148,510
Financials	20,785,439	—	—	20,785,439
Health Care	42,837,400	—	—	42,837,400
Industrials	37,728,529	—	—	37,728,529
Information Technology	54,626,327	—	—	54,626,327
Materials	15,068,448	—	—	15,068,448
Telecommunication Services	2,373,011	—	—	2,373,011
Utilities	2,316,464	—	—	2,316,464
Total Equity Securities	285,867,585	—	—	285,867,585
Other
Money Market Funds	7,590,613	—	—	7,590,613
Investments of Cash Collateral Received for Securities on Loan	—	76,566,931	—	76,566,931
Total Other	7,590,613	76,566,931	—	84,157,544
Total	$293,458,198	$76,566,931	$—	$370,025,129

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;
(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;
(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and
(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

95	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Davis New York Venture Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 95.0%
CONSUMER DISCRETIONARY 7.2%
Automobiles 0.6%
Harley-Davidson, Inc.(a)	206,605	$8,030,736
Distributors 0.3%
Li & Fung Ltd.(b)	2,344,100	4,319,289
Household Durables 0.2%
Hunter Douglas NV(b)	49,010	1,840,774
Internet & Catalog Retail 1.4%
Expedia, Inc.(a)	137,075	3,977,917
Liberty Interactive Corp., Class A(c)	373,723	6,059,918
Netflix, Inc.(c)	66,470	4,605,706
TripAdvisor, Inc.(a)(c)	137,075	3,455,661

Total		18,099,202
Media 1.6%
Grupo Televisa SAB, ADR(a)(b)	147,830	3,113,300
Walt Disney Co. (The)	501,650	18,811,875

Total		21,925,175
Specialty Retail 3.0%
Bed Bath & Beyond, Inc.(c)	588,040	34,088,679
CarMax, Inc.(a)(c)	207,882	6,336,243

Total		40,424,922
Textiles, Apparel & Luxury Goods 0.1%
Cie Financiere Richemont SA, Class A(b)	33,300	1,684,321

TOTAL CONSUMER DISCRETIONARY		96,324,419
CONSUMER STAPLES 17.3%
Beverages 4.3%
Coca-Cola Co. (The)	299,190	20,934,324
Diageo PLC, ADR(b)	255,950	22,375,149
Heineken Holding NV(b)	334,803	13,701,545

Total		57,011,018
Food & Staples Retailing 10.7%
Costco Wholesale Corp.	827,550	68,951,466
CVS Caremark Corp.	1,811,518	73,873,704

Total		142,825,170
Food Products 1.2%
Kraft Foods, Inc., Class A	288,926	10,794,275
Nestlé SA, Registered Shares(b)	19,340	1,111,849
Unilever NV(b)	131,650	4,524,811

Total		16,430,935
Personal Products 0.1%
Natura Cosmeticos SA(b)	76,800	1,492,973
Tobacco 1.0%
Philip Morris International, Inc.	168,729	13,241,852

TOTAL CONSUMER STAPLES		231,001,948
ENERGY 12.2%
Energy Equipment & Services 0.7%
Schlumberger Ltd.(b)	36,125	2,467,699
Transocean Ltd.(b)	185,380	7,116,738

Total		9,584,437
Issuer	Shares	Value
Common Stocks (continued)
ENERGY (cont.)
Oil, Gas & Consumable Fuels 11.5%
Canadian Natural Resources Ltd.(b)	1,066,190	$39,843,520
China Coal Energy Co., Ltd., Class H(b)	5,240,900	5,625,909
Devon Energy Corp.	215,213	13,343,206
EOG Resources, Inc.	537,214	52,920,951
Occidental Petroleum Corp.	367,640	34,447,868
OGX Petroleo e Gas Participacoes SA(b)(c)	1,011,800	7,388,134

Total		153,569,588
TOTAL ENERGY		163,154,025
FINANCIALS 30.1%
Capital Markets 7.1%
Bank of New York Mellon Corp. (The)(a)	2,851,817	56,779,676
Charles Schwab Corp. (The)(a)	503,530	5,669,748
Goldman Sachs Group, Inc. (The)	48,660	4,400,324
Julius Baer Group Ltd.(b)(c)	702,950	27,495,351

Total		94,345,099
Commercial Banks 5.1%
Wells Fargo & Co.	2,490,130	68,627,983
Consumer Finance 5.1%
American Express Co.(a)	1,454,844	68,624,991
Diversified Financial Services 0.3%
CME Group, Inc.	9,510	2,317,302
JPMorgan Chase & Co.	61,320	2,038,890

Total		4,356,192
Insurance 10.8%
ACE Ltd.(b)	129,510	9,081,241
AON Corp.	44,270	2,071,836
Berkshire Hathaway, Inc., Class B(a)(c)	360,696	27,521,105
Everest Re Group Ltd. (b)	23,190	1,950,047
Fairfax Financial Holdings Ltd.(b)	17,411	7,517,635
Fairfax Financial Holdings Ltd.(b)	5,780	2,479,429
Loews Corp.	1,077,820	40,579,923
Markel Corp.(a)(c)	4,847	2,009,905
Progressive Corp. (The)	1,858,171	36,252,916
Transatlantic Holdings, Inc.	274,495	15,023,111

Total		144,487,148
Real Estate Management & Development 1.7%
Brookfield Asset Management, Inc., Class A(b)	397,850	10,932,918
Hang Lung Group Ltd.(a)(b)	2,147,300	11,751,485

Total		22,684,403
TOTAL FINANCIALS		403,125,816
HEALTH CARE 9.9%
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	83,670	4,139,992
Becton Dickinson and Co.(a)	73,395	5,484,074

Total		9,624,066
Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (cont.)
Health Care Providers & Services 1.8%
Express Scripts, Inc.(a)(c)	537,045	$24,000,541
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.(c)	116,997	4,086,705
Pharmaceuticals 7.1%
Johnson & Johnson(a)	582,580	38,205,596
Merck & Co., Inc.	1,066,741	40,216,136
Pfizer, Inc.	180,190	3,899,312
Roche Holding AG, Genusschein Shares(b)	75,860	12,857,353

Total		95,178,397
TOTAL HEALTH CARE		132,889,709
INDUSTRIALS 5.2%
Aerospace & Defense 0.8%
Lockheed Martin Corp.(a)	133,490	10,799,341
Commercial Services & Supplies 2.0%
Iron Mountain, Inc.(a)	852,343	26,252,164
Machinery 0.3%
PACCAR, Inc.(a)	118,640	4,445,441
Marine 1.0%
China Shipping Development Co., Ltd., Class H(b)	3,989,700	2,481,643
Kuehne & Nagel International AG(b)	99,333	11,156,853

Total		13,638,496
Transportation Infrastructure 1.1%
China Merchants Holdings International Co., Ltd.(a)(b)	4,920,926	14,232,916
LLX Logistica SA(b)(c)	157,200	284,018

Total		14,516,934
TOTAL INDUSTRIALS		69,652,376
INFORMATION TECHNOLOGY 7.5%
Computers & Peripherals 0.7%
Hewlett-Packard Co.	358,110	9,224,914
Internet Software & Services 3.2%
Google, Inc., Class A(c)	66,517	42,963,330
IT Services 0.5%
Visa, Inc., Class A	64,730	6,572,037
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.(a)	153,450	3,721,162
Texas Instruments, Inc.(a)	616,905	17,958,105

Total		21,679,267
Software 1.5%
Activision Blizzard, Inc.(a)	632,660	7,794,371
Microsoft Corp.	391,982	10,175,853
Oracle Corp.	104,000	2,667,600

Total		20,637,824
TOTAL INFORMATION TECHNOLOGY		101,077,372

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	96

Portfolio of Investments (continued)

Variable Portfolio – Davis New York Venture Fund

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS 5.4%
Chemicals 3.4%
Air Products & Chemicals, Inc.	88,740	$7,559,761
Ecolab, Inc.	115,550	6,679,945
Monsanto Co.	242,510	16,992,676
Potash Corp. of Saskatchewan, Inc.(b)	214,918	8,871,815
Praxair, Inc.	51,360	5,490,384

Total		45,594,581
Construction Materials 0.3%
Martin Marietta Materials, Inc.(a)	58,883	4,440,367
Containers & Packaging 0.5%
Sealed Air Corp.	347,146	5,974,383
Metals & Mining 1.2%
BHP Billiton PLC(b)	274,480	8,003,171
MMX Mineracao e Metalicos SA(b)(c)	157,200	240,193
Rio Tinto PLC(b)	149,459	7,253,432

Total		15,496,796
Paper & Forest Products —%
Sino-Forest Corp.(a)(b)(c)(d)(e)	800,520	550,051
Sino-Forest Corp.(b)(c)(d)(e)(f)	34,500	23,705

Total		573,756
TOTAL MATERIALS		72,079,883

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
America Movil SAB de CV, Class L, ADR(a)(b)	100,930	2,281,018

TOTAL TELECOMMUNICATION SERVICES		2,281,018
Total Common Stocks
(Cost: $1,104,741,951)		$1,271,586,566

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds —%
Paper —%
Sino-Forest Corp.(b)(d)(f)
08/01/13	5.000%	$1,340,000	$341,700
Total Convertible Bonds
(Cost: $1,340,000)			$341,700

	Shares	Value
Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.141%(g)(h)	64,766,390	$64,766,390
Total Money Market Funds
(Cost: $64,766,390)		$64,766,390

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 14.5%
Asset-Backed Commercial Paper 4.0%
Alpine Securitization
01/10/12	0.230%	$4,999,201	$4,999,201
Amsterdam Funding Corp.
01/09/12	0.320%	4,998,445	4,998,445
01/09/12	0.330%	4,998,488	4,998,488
Argento Variable Funding Company LLC
01/13/12	0.310%	9,997,245	9,997,245
Atlantis One
01/05/12	0.300%	4,998,708	4,998,708
Cancara Asset Securitisation LLC
01/23/12	0.320%	4,998,444	4,998,444
Gemini Securitization Corporation (FKA Twin Towers)
01/13/12	0.400%	3,998,667	3,998,667
Grampian Funding LLC
01/18/12	0.310%	1,999,466	1,999,466
Kells Funding, LLC
01/03/12	0.360%	4,998,200	4,998,200
Regency Markets No. 1 LLC
01/18/12	0.250%	1,999,583	1,999,583
Windmill Funding Corp.
01/04/12	0.320%	4,998,444	4,998,444

Total			52,984,891
Certificates of Deposit 5.5%
Bank of Nova Scotia
05/03/12	0.401%	7,000,000	7,000,000
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Credit Suisse
03/08/12	0.540%	5,000,000	5,000,000
DnB NOR ASA
03/15/12	0.520%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.425%	5,000,000	5,000,000
Nordea Bank AB
03/13/12	0.520%	8,000,000	8,000,000
Rabobank
01/20/12	0.331%	5,000,000	5,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	4,000,000	4,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
03/15/12	0.560%	5,000,000	5,000,000

Total			74,000,157
Commercial Paper 4.0%
Erste Finance (Delaware) LLC
01/23/12	0.600%	$4,996,583	$4,996,583
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Macquarie Bank Ltd.
02/24/12	0.703%	4,982,208	4,982,208
PB Capital Corp.
01/09/12	0.721%	4,996,500	4,996,500
Regency Markets No. 1 LLC
01/18/12	0.250%	9,997,708	9,997,708
Skandinaviska Enskilda Banken AB
01/11/12	0.240%	4,999,133	4,999,133
Suncorp Metway Ltd.
02/02/12	0.500%	4,995,486	4,995,486
02/09/12	0.500%	4,995,556	4,995,556
Westpac Securities NZ Ltd.
03/02/12	0.441%	7,982,205	7,982,205

Total			53,930,739
Other Short-Term Obligations 0.4%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	5,000,000	5,000,000
Repurchase Agreements 0.6%
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(i)
	0.100%	5,000,000	5,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $3,162,317(i)
	0.080%	3,162,289	3,162,289

Total			8,162,289
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $194,078,076)			$194,078,076
Total Investments
(Cost: $1,364,926,417)			$1,530,772,732
Other Assets & Liabilities, Net			(191,520,400)
Net Assets			$1,339,252,332

The accompanying Notes to Financial Statements are an integral part of this statement.

97	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Davis New York Venture Fund

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $256,391,985 or 19.14% of net assets.

(c)	Non-income producing.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $915,456, representing 0.07% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Sino-Forest Corp.	12/11/09	$546,994
Sino-Forest Corp.	11/12/08 thru 06/07/11	8,428,988
Sino-Forest Corp.
5.000% 08/01/13	07/17/08	1,340,000

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $573,756, which represents 0.04% of net assets.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $365,405 or 0.03% of net assets.

(g)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(h)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$57,156,554	$292,789,303	$(285,179,467)	$–	$64,766,390	$97,709	$64,766,390

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,312,540
Federal National Mortgage Association	45,587
Freddie Mac Gold Pool	1,160,553
Freddie Mac Non Gold Pool	379,220
Ginnie Mae I Pool	201,864
Ginnie Mae II Pool	236
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$ 974,557
Freddie Mac REMICS	342,749
Government National Mortgage Association	1,908,229
Total Market Value of Collateral Securities	$3,225,535

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	98

Portfolio of Investments (continued)

Variable Portfolio – Davis New York Venture Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

99	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Davis New York Venture Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$88,480,035	$7,844,384	$—	$96,324,419
Consumer Staples	216,188,554	14,813,394	—	231,001,948
Energy	157,528,116	5,625,909	—	163,154,025
Financials	363,878,980	39,246,836	—	403,125,816
Health Care	120,032,356	12,857,353	—	132,889,709
Industrials	41,780,964	27,871,412	—	69,652,376
Information Technology	101,077,372	—	—	101,077,372
Materials	56,249,524	15,256,603	573,756	72,079,883
Telecommunication Services	2,281,018	—	—	2,281,018
Total Equity Securities	1,147,496,919	123,515,891	573,756	1,271,586,566
Bonds
Convertible Bonds	—	341,700	—	341,700
Total Bonds	—	341,700	—	341,700
Other
Money Market Funds	64,766,390	—	—	64,766,390
Investments of Cash Collateral Received for Securities on Loan	—	194,078,076	—	194,078,076
Total Other	64,766,390	194,078,076	—	258,844,466
Total	$1,212,263,309	$317,935,667	$573,756	$1,530,772,732

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(18,414,041)
Sales	—
Purchases	211,023
Transfers into Level 3	18,776,774
Transfers out of Level 3	—
Balance as of December 31, 2011	$573,756

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(18,414,041).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	100

Portfolio of Investments (continued)

Variable Portfolio – Davis New York Venture Fund

Fair Value Measurements (continued)

Financial assets were transferred from Level 1 to Level 3 as the market for these assets were deemed not to be active and fair values were consequently obtained using other market inputs rather than quoted prices for identical assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

101	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 95.4%
CONSUMER DISCRETIONARY 12.2%
Auto Components 2.0%
Lear Corp.	308,816	$12,290,877
TRW Automotive Holdings Corp.(a)	145,105	4,730,423

Total		17,021,300
Hotels, Restaurants & Leisure 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	173,866	8,340,352
Household Durables 0.9%
NVR, Inc.(a)	11,038	7,572,068
Internet & Catalog Retail 1.7%
Liberty Interactive Corp., Class A(a)	882,933	14,316,759
Media 2.6%
Liberty Global, Inc., Class A(a)	209,610	8,600,298
Scripps Networks Interactive, Inc., Class A	325,683	13,815,473

Total		22,415,771
Multiline Retail 1.3%
Macy’s, Inc.	363,078	11,683,850
Specialty Retail 1.5%
PetSmart, Inc.	133,055	6,824,391
Ross Stores, Inc.	125,418	5,961,117

Total		12,785,508
Textiles, Apparel & Luxury Goods 1.2%
PVH Corp.	145,638	10,266,023
TOTAL CONSUMER DISCRETIONARY		104,401,631
CONSUMER STAPLES 5.5%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	170,163	4,386,802
Food Products 4.2%
Bunge Ltd.(b)	151,046	8,639,831
Corn Products International, Inc.	73,707	3,876,251
JM Smucker Co. (The)	233,472	18,250,506
Sara Lee Corp.	255,427	4,832,679

Total		35,599,267
Household Products 0.8%
Energizer Holdings, Inc.(a)	88,281	6,840,012
TOTAL CONSUMER STAPLES		46,826,081
ENERGY 5.6%
Energy Equipment & Services 1.2%
Cameron International Corp.(a)	206,231	10,144,503
Oil, Gas & Consumable Fuels 4.4%
Energen Corp.	162,161	8,108,050
EQT Corp.	267,924	14,679,556
Pioneer Natural Resources Co.	139,411	12,474,496
Range Resources Corp.	41,391	2,563,759

Total		37,825,861
TOTAL ENERGY		47,970,364
FINANCIALS 29.3%
Capital Markets 1.6%
Invesco Ltd.(b)	396,088	7,957,408
Lazard Ltd., Class A	141,833	3,703,259
Legg Mason, Inc.	89,012	2,140,738

Total		13,801,405
FINANCIALS (cont.)
Commercial Banks 4.9%
CIT Group, Inc.(a)	210,786	$7,350,108
Comerica, Inc.	230,740	5,953,092
Fifth Third Bancorp	707,047	8,993,638
First Republic Bank(a)	156,142	4,779,506
M&T Bank Corp.	97,208	7,420,859
SunTrust Banks, Inc.	408,877	7,237,123

Total		41,734,326
Consumer Finance 1.4%
SLM Corp.	932,124	12,490,462
Diversified Financial Services 1.2%
NASDAQ OMX Group, Inc. (The)(a)	420,071	10,295,940
Insurance 9.1%
Everest Re Group Ltd.(b)	184,800	15,539,832
Genworth Financial, Inc., Class A(a)	526,635	3,449,459
Hartford Financial Services Group, Inc.	211,922	3,443,733
Lincoln National Corp.	134,576	2,613,466
Marsh & McLennan Companies, Inc.	193,661	6,123,561
PartnerRe Ltd.(b)	118,335	7,598,290
Principal Financial Group, Inc.	595,820	14,657,172
Willis Group Holdings PLC(b)	98,979	3,840,385
WR Berkley Corp.	318,571	10,955,657
XL Group PLC(b)	497,050	9,826,678

Total		78,048,233
Real Estate Investment Trusts (REITs) 11.1%
Alexandria Real Estate Equities, Inc.	115,021	7,932,998
AvalonBay Communities, Inc.	93,254	12,178,972
Camden Property Trust	98,903	6,155,723
Douglas Emmett, Inc.	345,161	6,295,737
Essex Property Trust, Inc.	23,965	3,367,322
Host Hotels & Resorts, Inc.	851,526	12,577,039
Kimco Realty Corp.	500,875	8,134,210
Liberty Property Trust	197,251	6,091,111
MFA Financial, Inc.	992,465	6,669,365
Tanger Factory Outlet Centers	252,668	7,408,226
Taubman Centers, Inc.	119,171	7,400,519
Ventas, Inc.	198,445	10,940,273

Total		95,151,495
TOTAL FINANCIALS		251,521,861
HEALTH CARE 6.0%
Health Care Equipment & Supplies 2.1%
Boston Scientific Corp.(a)	1,994,761	10,652,024
Hologic, Inc.(a)	414,927	7,265,372

Total		17,917,396
Health Care Providers & Services 1.7%
Aetna, Inc.	247,662	10,448,860
Patterson Companies, Inc.	143,301	4,230,245

Total		14,679,105
Life Sciences Tools & Services 1.1%
Life Technologies Corp.(a)	246,209	9,579,992
Pharmaceuticals 1.1%
Warner Chilcott PLC, Class A(a)(b)	617,670	9,345,347
TOTAL HEALTH CARE		51,521,840
INDUSTRIALS 9.5%
Aerospace & Defense 3.0%
BE Aerospace, Inc.(a)	234,359	$9,072,037
Spirit Aerosystems Holdings, Inc., Class A(a)	452,758	9,408,311
Textron, Inc.	377,402	6,978,163

Total		25,458,511
Building Products 0.6%
Masco Corp.	458,889	4,809,157
Commercial Services & Supplies 0.8%
Republic Services, Inc.	237,782	6,550,894
Construction & Engineering 0.2%
Chicago Bridge & Iron Co. NV(b)	54,365	2,054,997
Electrical Equipment 1.4%
Cooper Industries PLC(b)	108,461	5,873,163
Rockwell Automation, Inc.	83,783	6,147,159

Total		12,020,322
Machinery 2.9%
Dover Corp.	59,500	3,453,975
Eaton Corp.	188,773	8,217,289
Gardner Denver, Inc.	26,040	2,006,642
Parker Hannifin Corp.	75,541	5,760,001
Pentair, Inc.	176,749	5,883,974

Total		25,321,881
Road & Rail 0.6%
Kansas City Southern(a)	77,409	5,264,586
TOTAL INDUSTRIALS		81,480,348
INFORMATION TECHNOLOGY 9.1%
Communications Equipment 1.3%
Juniper Networks, Inc.(a)	231,174	4,718,261
Polycom, Inc.(a)	369,176	6,017,569

Total		10,735,830
Computers & Peripherals 0.9%
NetApp, Inc.(a)	214,199	7,768,998
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	286,519	13,005,098
Semiconductors & Semiconductor Equipment 3.2%
Cavium, Inc.(a)	167,089	4,750,340
Maxim Integrated Products, Inc.	293,156	7,633,782
NVIDIA Corp.(a)	507,384	7,032,342
Xilinx, Inc.	262,310	8,409,659

Total		27,826,123
Software 2.2%
Adobe Systems, Inc.(a)	239,607	6,773,690
BMC Software, Inc.(a)	123,741	4,056,230
Electronic Arts, Inc.(a)	183,846	3,787,228
QLIK Technologies, Inc.(a)	162,677	3,936,783

Total		18,553,931
TOTAL INFORMATION TECHNOLOGY		77,889,980

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	102

Portfolio of Investments (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS 3.5%
Chemicals 2.6%
Albemarle Corp.	171,487	$8,833,295
CF Industries Holdings, Inc.	27,709	4,017,251
Chemtura Corp.(a)	474,011	5,375,285
Cytec Industries, Inc.	96,637	4,314,842

Total		22,540,673
Metals & Mining 0.9%
Allegheny Technologies, Inc.	88,064	4,209,459
Reliance Steel & Aluminum Co.	67,390	3,281,219

Total		7,490,678
TOTAL MATERIALS		30,031,351
TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.(a)	2,631,612	6,157,972
TOTAL TELECOMMUNICATION SERVICES		6,157,972
UTILITIES 14.4%
Electric Utilities 6.7%
Edison International	245,061	10,145,525
Great Plains Energy, Inc.	142,079	3,094,481
Northeast Utilities	217,001	7,827,226
NV Energy, Inc.	599,906	9,808,463
UTILITIES (cont.)
Electric Utilities (cont.)
Pinnacle West Capital Corp.	177,343	$8,544,386
PPL Corp.	599,513	17,637,673

Total		57,057,754
Gas Utilities 0.3%
Questar Corp.	150,186	2,982,694
Independent Power Producers & Energy Traders 0.8%
AES Corp. (The)(a)	363,788	4,307,250
GenOn Energy, Inc.(a)	963,720	2,515,309

Total		6,822,559
Multi-Utilities 6.6%
CMS Energy Corp.	309,862	6,841,753
OGE Energy Corp.	42,115	2,388,342
SCANA Corp.	296,470	13,358,938
Sempra Energy	236,274	12,995,070
Xcel Energy, Inc.	772,505	21,352,038

Total		56,936,141
TOTAL UTILITIES		123,799,148
Total Common Stocks
(Cost: $799,926,180)		$821,600,576
Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.141%(c)(d)	34,281,168	$34,281,168
Total Money Market Funds
(Cost: $34,281,168)		$34,281,168
Total Investments
(Cost: $838,597,705)		$855,881,744
Other Assets & Liabilities, Net		1,563,444
Net Assets		$857,445,188

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $74,379,190 or 8.67% of net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(d)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,542,170	$253,514,207	$(245,775,209)	$—	$34,281,168	$31,356	$34,281,168

The accompanying Notes to Financial Statements are an integral part of this statement.

103	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	104

Portfolio of Investments (continued)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$104,401,631	$—	$—	$104,401,631
Consumer Staples	46,826,081	—	—	46,826,081
Energy	47,970,364	—	—	47,970,364
Financials	251,521,861	—	—	251,521,861
Health Care	51,521,840	—	—	51,521,840
Industrials	81,480,348	—	—	81,480,348
Information Technology	77,889,980	—	—	77,889,980
Materials	30,031,351	—	—	30,031,351
Telecommunication Services	6,157,972	—	—	6,157,972
Utilities	123,799,148	—	—	123,799,148
Total Equity Securities	821,600,576	—	—	821,600,576
Other
Money Market Funds	34,281,168	—	—	34,281,168
Total Other	34,281,168	—	—	34,281,168
Total	$855,881,744	$—	$—	$855,881,744

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

105	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 91.0%
CONSUMER DISCRETIONARY 14.0%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc.(a)	921,200	$9,110,668
Cooper Tire & Rubber Co.(b)	270,700	3,792,507
Dana Holding Corp.(a)(b)	668,058	8,116,905
Gentex Corp.(b)	278,300	8,234,897
Modine Manufacturing Co.(a)(b)	139,160	1,316,454
Motorcar Parts Of America, Inc.(a)(b)	163,095	1,223,212

Total		31,794,643
Distributors —%
VOXX International Corp.(a)(b)	40,000	338,000
Diversified Consumer Services 0.8%
Ascent Capital Group, Inc., Class A(a)(b)	50,820	2,577,590
Mac-Gray Corp.	358,840	4,948,404
Regis Corp.(b)	247,900	4,102,745

Total		11,628,739
Hotels, Restaurants & Leisure 2.1%
Bob Evans Farms, Inc.(b)	328,830	11,028,958
Caribou Coffee Co., Inc.(a)	123,710	1,725,755
Cracker Barrel Old Country Store, Inc.(b)	118,713	5,984,322
Domino’s Pizza, Inc.(a)	45,310	1,538,275
Frisch’s Restaurants, Inc.	43,925	857,416
Jack in the Box, Inc.(a)(b)	84,840	1,773,156
Monarch Casino & Resort, Inc.(a)(b)	173,400	1,766,946
Orient-Express Hotels Ltd.(a)(b)(c)	219,500	1,639,665
Pinnacle Entertainment, Inc.(a)	130,000	1,320,800
Vail Resorts, Inc.(b)	33,840	1,433,462
WMS Industries, Inc.(a)(b)	107,520	2,206,310

Total		31,275,065
Household Durables 0.5%
Ryland Group, Inc. (The) (b)	95,140	1,499,407
Whirlpool Corp.(b)	125,000	5,931,250

Total		7,430,657
Leisure Equipment & Products 0.5%
Brunswick Corp.(b)	378,700	6,839,322
Media 1.2%
Cinemark Holdings, Inc.	82,820	1,531,342
DreamWorks Animation SKG, Inc., Class A(a)(b)	118,450	1,965,678
John Wiley & Sons, Inc., Class A(b)	88,700	3,938,280
Madison Square Garden Co. (The), Class A(a)	310,680	8,897,875
Scholastic Corp.(b)	44,100	1,321,677

Total		17,654,852
Multiline Retail 2.4%
Big Lots, Inc.(a)	332,240	12,545,383
Dillard’s, Inc., Class A(b)	399,400	17,925,072
Fred’s, Inc., Class A(b)	329,130	4,798,715

Total		35,269,170
Specialty Retail 3.9%
Aaron’s, Inc.	175,749	4,688,983
Ascena Retail Group, Inc.(a)(b)	223,399	6,639,418
Cabela’s, Inc.(a)(b)	368,500	9,367,270
CONSUMER DISCRETIONARY (cont.)
Specialty Retail (cont.)
Childrens Place Retail Stores, Inc. (The)(a)(b)	17,820	$946,598
Finish Line, Inc., Class A (The)(b)	274,800	5,299,518
Lumber Liquidators Holdings, Inc.(a)(b)	81,550	1,440,173
Men’s Wearhouse, Inc. (The)	307,150	9,954,732
Office Depot, Inc.(a)(b)	639,870	1,375,721
PEP Boys-Manny Moe & Jack (The)(b)	416,530	4,581,830
Rent-A-Center, Inc.(b)	283,301	10,482,137
Stage Stores, Inc.(b)	256,070	3,556,812

Total		58,333,192
Textiles, Apparel & Luxury Goods 0.5%
Iconix Brand Group, Inc.(a)(b)	71,390	1,162,943
Jones Group, Inc. (The)(b)	293,300	3,094,315
Quiksilver, Inc.(a)(b)	384,820	1,389,200
True Religion Apparel, Inc.(a)(b)	42,300	1,462,734

Total		7,109,192
TOTAL CONSUMER DISCRETIONARY		207,672,832
CONSUMER STAPLES 2.6%
Beverages 0.2%
Cott Corp.(a)(c)	276,620	1,731,641
Heckmann Corp.(a)	275,580	1,832,607

Total		3,564,248
Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	72,400	3,729,324
Ruddick Corp.(b)	304,863	12,999,358
Village Super Market, Inc., Class A(b)	142,330	4,049,289

Total		20,777,971
Food Products 0.8%
Chiquita Brands International, Inc.(a)(b)	186,880	1,558,579
Fresh Del Monte Produce, Inc.(b)(c)	67,900	1,698,179
Harbinger Group, Inc.(a)(b)	352,800	1,414,728
Industrias Bachoco SAB de CV, ADR (c)	139,038	2,651,455
J&J Snack Foods Corp.(b)	77,303	4,118,704
Seneca Foods Corp., Class A(a)(b)	33,480	864,453

Total		12,306,098
Personal Products 0.1%
Elizabeth Arden, Inc.(a)(b)	32,420	1,200,837
Tobacco 0.1%
Alliance One International, Inc.(a)(b)	445,635	1,212,127

TOTAL CONSUMER STAPLES		39,061,281
ENERGY 4.7%
Energy Equipment & Services 1.6%
Bristow Group, Inc.(b)	126,880	6,012,843
Helix Energy Solutions Group, Inc.(a)(b)	96,800	1,529,440
Key Energy Services, Inc.(a)	78,340	1,211,920
Parker Drilling Co.(a)(b)	682,652	4,894,615
Pioneer Drilling Co.(a)(b)	144,560	1,399,341
Tetra Technologies, Inc.(a)	333,130	3,111,434
Tidewater, Inc.	116,700	5,753,310

Total		23,912,903
Oil, Gas & Consumable Fuels 3.1%
ATP Oil & Gas Corp.(a)(b)	221,100	1,627,296
Berry Petroleum Co., Class A(b)	135,610	5,698,332

Issuer	Shares	Value
Common Stocks (continued)
ENERGY (cont.)
Oil, Gas & Consumable Fuels (cont.)
BPZ Resources, Inc.(a)(b)	472,830	$1,342,837
Cloud Peak Energy, Inc.(a)	299,710	5,790,397
Comstock Resources, Inc.(a)(b)	94,570	1,446,921
Endeavour International Corp.(a)(b)	139,640	1,213,472
Energy Partners Ltd.(a)(b)	199,500	2,912,700
Evolution Petroleum Corp.(a)(b)	501,943	4,040,641
EXCO Resources, Inc.	451,200	4,715,040
Harvest Natural Resources, Inc.(a)(b)	197,740	1,459,321
Miller Energy Resources Inc(a)(b)	519,760	1,450,130
Overseas Shipholding Group, Inc.(b)	298,635	3,264,081
Rex Energy Corp.(a)(b)	87,150	1,286,334
Swift Energy Co.(a)	56,720	1,685,719
Teekay Tankers Ltd., Class A(b)(c)	225,600	794,112
Tesoro Corp.(a)(b)	282,000	6,587,520
USEC, Inc.(a)(b)	228,400	260,376

Total		45,575,229
TOTAL ENERGY		69,488,132
FINANCIALS 21.9%
Capital Markets 1.2%
Capital Southwest Corp.(b)	23,170	1,889,514
Federated Investors, Inc., Class B(b)	281,700	4,267,755
Janus Capital Group, Inc.(b)	831,800	5,248,658
Medallion Financial Corp.(b)	139,798	1,590,901
Oppenheimer Holdings, Inc., Class A(b)	100,752	1,622,107
SWS Group, Inc.	307,320	2,111,289
Walter Investment Management	64,240	1,317,562

Total		18,047,786
Commercial Banks 6.2%
BancorpSouth, Inc.	128,720	1,418,494
Bank of the Ozarks, Inc.(b)	124,100	3,677,083
Banner Corp.(b)	133,642	2,291,960
BBCN Bancorp, Inc.(a)(b)	493,850	4,666,883
Community Bank System, Inc.(b)	218,380	6,070,964
CVB Financial Corp.	212,580	2,132,177
First Busey Corp.(b)	284,710	1,423,550
First Citizens BancShares Inc., Class A	24,495	4,286,380
First Financial Bancorp(b)	87,760	1,460,326
First Midwest Bancorp, Inc.	171,410	1,736,383
FirstMerit Corp.	114,290	1,729,208
FNB Corp.(b)	75,270	851,304
Fulton Financial Corp.	578,000	5,670,180
Glacier Bancorp, Inc.(b)	133,490	1,605,885
Hancock Holding Co.	58,730	1,877,598
Iberiabank Corp.(b)	33,520	1,652,536
National Penn Bancshares, Inc.	154,290	1,302,208
NBT Bancorp, Inc.(b)	75,900	1,679,667
PrivateBancorp, Inc.(b)	181,670	1,994,737
Prosperity Bancshares, Inc.(b)	301,610	12,169,963
Susquehanna Bancshares, Inc.	251,420	2,106,900
SVB Financial Group(a)	30,900	1,473,621
Synovus Financial Corp.(b)	4,345,600	6,127,296
Tompkins Financial Corp.	38,240	1,472,622
Trustmark Corp.(b)	242,590	5,892,511
United Bankshares, Inc.(b)	54,900	1,552,023
Webster Financial Corp.	52,400	1,068,436

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	106

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Commercial Banks (cont.)
Westamerica Bancorporation(b)	132,000	$5,794,800
Wintrust Financial Corp.(b)	215,090	6,033,275

Total		91,218,970
Consumer Finance 0.6%
Cash America International, Inc.(b)	68,226	3,181,378
First Cash Financial Services, Inc.(a)	35,320	1,239,379
Green Dot Corp., Class A(a)(b)	40,250	1,256,605
Nelnet, Inc., Class A	69,980	1,712,411
World Acceptance Corp.(a)	24,310	1,786,785

Total		9,176,558
Diversified Financial Services 0.1%
Portfolio Recovery Associates, Inc.(a)(b)	23,430	1,581,994
Insurance 7.8%
Alterra Capital Holdings Ltd.(b)(c)	517,078	12,218,553
American Equity Investment Life Holding Co.	617,940	6,426,576
American National Insurance Co.	68,826	5,026,363
Endurance Specialty Holdings Ltd.(c)	191,700	7,332,525
First American Financial Corp.	107,210	1,358,351
Flagstone Reinsurance Holdings SA(b)(c)	658,786	5,461,336
Hilltop Holdings, Inc.(a)(b)	177,830	1,502,664
Horace Mann Educators Corp.	262,292	3,596,023
Infinity Property & Casualty Corp.	32,910	1,867,313
Kemper Corp.	101,500	2,964,815
Montpelier Re Holdings Ltd.(b)(c)	814,840	14,463,410
Navigators Group, Inc. (The)(a)(b)	49,086	2,340,420
Platinum Underwriters Holdings Ltd.(b)(c)	535,309	18,259,390
ProAssurance Corp.(b)	75,200	6,002,464
Protective Life Corp.	301,700	6,806,352
RLI Corp.(b)	17,010	1,239,349
Selective Insurance Group, Inc.(b)	98,600	1,748,178
StanCorp Financial Group, Inc.(b)	81,800	3,006,150
Tower Group, Inc.(b)	134,490	2,712,663
White Mountains Insurance Group Ltd.(c)	23,882	10,829,532

Total		115,162,427
Real Estate Investment Trusts (REITs) 3.6%
American Assets Trust, Inc.	82,180	1,685,512
American Campus Communities, Inc.(b)	93,100	3,906,476
Brandywine Realty Trust(b)	420,120	3,991,140
CBL & Associates Properties, Inc.(b)	98,070	1,539,699
Colonial Properties Trust(b)	75,630	1,577,642
CubeSmart	165,790	1,764,006
DCT Industrial Trust, Inc.(b)	320,600	1,641,472
DiamondRock Hospitality Co.(b)	164,700	1,587,708
DuPont Fabros Technology, Inc.	73,120	1,770,966
EastGroup Properties, Inc.	31,840	1,384,403
Equity Lifestyle Properties, Inc.(b)	67,700	4,514,913
First Potomac Realty Trust(b)	219,700	2,867,085
Government Properties Income Trust(b)	151,700	3,420,835
Gyrodyne Co. of America, Inc.(a)(b)	7,555	767,815
Highwoods Properties, Inc.(b)	56,870	1,687,333
LaSalle Hotel Properties	71,210	1,723,994
LTC Properties, Inc.(b)	132,500	4,088,950
Medical Properties Trust, Inc.(b)	174,410	1,721,427
MFA Financial, Inc.	224,000	1,505,280
Omega Healthcare Investors, Inc.(b)	77,680	1,503,108
Post Properties, Inc.(b)	37,370	1,633,816
RAIT Financial Trust	289,710	1,376,122
FINANCIALS (cont.)
Real Estate Investment Trusts (REITs) (cont.)
Resource Capital Corp.(b)	262,840	$1,474,532
Sovran Self Storage, Inc.	31,570	1,347,092
Starwood Property Trust, Inc.	86,480	1,600,745
Two Harbors Investment Corp.	188,110	1,738,136

Total		53,820,207
Real Estate Management & Development 1.7%
Altisource Portfolio Solutions SA(a)(c)	36,690	1,841,104
FirstService Corp.(a)(c)	33,460	886,355
MI Developments, Inc.(b)(c)	710,800	22,731,384

Total		25,458,843
Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.(b)	329,900	2,800,851
Dime Community Bancshares, Inc.(b)	223,990	2,822,274
MGIC Investment Corp.(a)(b)	190,900	712,057
Northwest Bancshares, Inc.(b)	133,540	1,661,237
Provident Financial Services, Inc.(b)	118,030	1,580,422

Total		9,576,841
TOTAL FINANCIALS		324,043,626
HEALTH CARE 5.2%
Health Care Equipment & Supplies 2.3%
Arthrocare Corp.(a)	44,860	1,421,165
Hill-Rom Holdings, Inc.	52,910	1,782,538
ICU Medical, Inc.(a)(b)	155,260	6,986,700
Meridian Bioscience, Inc.(b)	274,680	5,174,971
STERIS Corp.(b)	324,770	9,684,641
Thoratec Corp.(a)	48,180	1,616,921
West Pharmaceutical Services, Inc.(b)	172,000	6,527,400
Wright Medical Group, Inc.(a)(b)	87,450	1,442,925

Total		34,637,261
Health Care Providers & Services 2.3%
Assisted Living Concepts, Inc., Class A(b)	50,940	758,497
Brookdale Senior Living, Inc.(a)	93,280	1,622,139
Chemed Corp.(b)	60,480	3,097,181
Ensign Group, Inc. (The)(b)	122,270	2,995,615
Hanger Orthopedic Group, Inc.(a)	24,900	465,381
Healthsouth Corp.(a)(b)	511,200	9,032,904
IPC The Hospitalist Co., Inc.(a)(b)	40,750	1,863,090
MedQuist Holdings, Inc.(a)(b)	155,650	1,497,353
National Healthcare Corp.(b)	21,260	890,794
Owens & Minor, Inc.(b)	253,960	7,057,549
PSS World Medical, Inc.(a)(b)	59,570	1,440,998
Sunrise Senior Living, Inc.(a)(b)	254,740	1,650,715
Tenet Healthcare Corp.(a)	366,380	1,879,529

Total		34,251,745
Health Care Technology 0.1%
HealthStream, Inc.(a)(b)	41,490	765,491
Pharmaceuticals 0.5%
Medicis Pharmaceutical Corp., Class A(b)	202,130	6,720,822

TOTAL HEALTH CARE		76,375,319
INDUSTRIALS 17.9%
Aerospace & Defense 1.4%
Aerovironment, Inc.(a)	52,740	1,659,728
Alliant Techsystems, Inc.	64,200	3,669,672
Ceradyne, Inc.(a)	54,460	1,458,439
Cubic Corp.	84,050	3,663,740
INDUSTRIALS (cont.)
Aerospace & Defense (cont.)
Curtiss-Wright Corp.	142,310	$5,027,812
Moog, Inc., Class A(a)(b)	39,640	1,741,385
Teledyne Technologies, Inc.(a)	29,360	1,610,396
Triumph Group, Inc.(b)	27,160	1,587,502

Total		20,418,674
Air Freight & Logistics 0.6%
Forward Air Corp.(b)	301,600	9,666,280
Airlines 1.7%
Air France-KLM, ADR(a)(b)(c)	147,650	762,612
Allegiant Travel Co.(a)(b)	48,800	2,602,992
Hawaiian Holdings, Inc.(a)(b)	316,170	1,833,786
JetBlue Airways Corp.(a)(b)	3,054,732	15,884,606
Southwest Airlines Co.(b)	463,299	3,965,840

Total		25,049,836
Building Products 1.9%
AO Smith Corp.	136,620	5,481,194
Gibraltar Industries, Inc.(a)(b)	438,063	6,115,360
Quanex Building Products Corp.(b)	117,150	1,759,593
Simpson Manufacturing Co., Inc.(b)	278,100	9,360,846
Trex Co., Inc.(a)(b)	228,400	5,232,644

Total		27,949,637
Commercial Services & Supplies 4.4%
ABM Industries, Inc.(b)	220,850	4,553,927
Brink’s Co. (The)	576,957	15,508,604
Ennis, Inc.	126,300	1,683,579
G&K Services, Inc., Class A(b)	138,870	4,042,506
Geo Group, Inc. (The)(a)(b)	473,840	7,936,820
Herman Miller, Inc.(b)	340,700	6,285,915
McGrath Rentcorp	59,555	1,726,499
Mine Safety Appliances Co.	48,630	1,610,626
Mobile Mini, Inc.(a)(b)	463,100	8,081,095
Standard Parking Corp.(a)(b)	193,960	3,466,065
Tetra Tech, Inc.(a)(b)	78,940	1,704,315
Unifirst Corp.(b)	116,606	6,616,224
United Stationers, Inc.(b)	54,390	1,770,938

Total		64,987,113
Construction & Engineering 1.1%
Aegion Corp.(a)(b)	538,810	8,265,346
Comfort Systems U.S.A., Inc.(b)	472,018	5,060,033
Dycom Industries, Inc.(a)	94,200	1,970,664
MasTec, Inc.(a)(b)	67,790	1,177,512

Total		16,473,555
Electrical Equipment 1.4%
Belden, Inc.	114,200	3,800,576
Brady Corp., Class A	54,490	1,720,249
EnerSys(a)	55,020	1,428,869
Franklin Electric Co., Inc.(b)	111,744	4,867,569
Powell Industries, Inc.(a)(b)	40,170	1,256,518
Regal-Beloit Corp.(b)	138,100	7,038,957

Total		20,112,738
Industrial Conglomerates 0.1%
Standex International Corp.(b)	38,320	1,309,394
Machinery 2.2%
Actuant Corp., Class A(b)	77,560	1,759,836
Astec Industries, Inc.(a)(b)	45,740	1,473,285
Barnes Group, Inc.(b)	81,420	1,963,036
Greenbrier Companies, Inc.(a)	82,380	2,000,186
Kaydon Corp.(b)	41,680	1,271,240

The accompanying Notes to Financial Statements are an integral part of this statement.

107	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Partners Small Cap Value Fund

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Machinery (cont.)
Oshkosh Corp.(a)	473,400	$10,121,292
Tecumseh Products Co., Class B(a)	29,977	133,398
Terex Corp.(a)(b)	580,400	7,841,204
Toro Co. (The)	76,440	4,636,851
Watts Water Technologies, Inc., Class A(b)	46,850	1,602,739

Total		32,803,067
Professional Services 1.2%
Advisory Board Co. (The)(a)(b)	20,200	1,499,042
Dolan Co. (The)(a)(b)	256,330	2,183,932
FTI Consulting, Inc.(a)(b)	28,440	1,206,425
Insperity, Inc.(b)	119,160	3,020,706
Korn/Ferry International(a)	610,510	10,415,300

Total		18,325,405
Trading Companies & Distributors 1.9%
Aircastle Ltd.(b)(c)	203,550	2,589,156
GATX Corp.(b)	124,610	5,440,473
RSC Holdings, Inc.(a)	950,000	17,575,000
TAL International Group, Inc.(b)	47,650	1,371,843
United Rentals, Inc.(a)(b)	54,340	1,605,747

Total		28,582,219
TOTAL INDUSTRIALS		265,677,918
INFORMATION TECHNOLOGY 14.4%
Communications Equipment 1.2%
Finisar Corp.(a)(b)	92,440	1,547,908
Harmonic, Inc.(a)(b)	352,840	1,778,313
Ituran Location and Control Ltd.(c)	102,614	1,402,733
Loral Space & Communications, Inc.(a)	25,870	1,678,446
Plantronics, Inc.(b)	299,100	10,659,924

Total		17,067,324
Computers & Peripherals 0.1%
Quantum Corp.(a)	496,380	1,191,312
Electronic Equipment, Instruments & Components 6.9%
Aeroflex Holding Corp.(a)(b)	66,740	683,418
Brightpoint, Inc.(a)(b)	138,890	1,494,456
Celestica, Inc.(a)(c)	1,548,404	11,349,801
Cognex Corp.(b)	243,500	8,714,865
CTS Corp.(b)	270,700	2,490,440
Daktronics, Inc.(b)	124,370	1,190,221
Electro Rent Corp.(b)	200,830	3,444,234
FARO Technologies, Inc.(a)(b)	123,800	5,694,800
Ingram Micro, Inc., Class A(a)	849,359	15,449,840
Insight Enterprises, Inc.(a)(b)	84,230	1,287,877
Littelfuse, Inc.(b)	148,000	6,361,040
Mercury Computer Systems, Inc.(a)(b)	299,300	3,977,697
Park Electrochemical Corp.(b)	373,642	9,572,708
Plexus Corp.(a)	318,500	8,720,530
Rofin-Sinar Technologies, Inc.(a)	69,670	1,591,960
Sanmina-SCI Corp.(a)(b)	854,583	7,956,168
Scansource, Inc.(a)(b)	50,710	1,825,560
SYNNEX Corp.(a)(b)	54,750	1,667,685
Vishay Intertechnology, Inc.(a)(b)	897,200	8,065,828

Total		101,539,128
INFORMATION TECHNOLOGY (cont.)
Internet Software & Services 0.3%
comScore, Inc.(a)(b)	80,570	$1,708,084
j2 Global, Inc.(b)	42,790	1,204,111
OpenTable, Inc.(a)(b)	47,130	1,844,197

Total		4,756,392
IT Services 2.5%
CACI International, Inc., Class A(a)(b)	33,590	1,878,353
Cardtronics, Inc.(a)	9,780	264,647
Computer Services, Inc.	38,110	1,083,277
Convergys Corp.(a)(b)	192,670	2,460,396
CSG Systems International, Inc.(a)	144,350	2,123,388
DST Systems, Inc.	151,980	6,918,130
Global Cash Access Holdings, Inc.(a)	128,300	570,935
Heartland Payment Systems, Inc.(b)	53,930	1,313,735
Mantech International Corp., Class A(b)	103,980	3,248,335
MAXIMUS, Inc.	135,300	5,594,655
NeuStar, Inc., Class A(a)	280,280	9,577,167
Unisys Corp.(a)	66,390	1,308,547
Wright Express Corp.(a)(b)	20,900	1,134,452

Total		37,476,017
Semiconductors & Semiconductor Equipment 1.9%
Axcelis Technologies, Inc.(a)(b)	625,000	831,250
Brooks Automation, Inc.(b)	902,300	9,266,621
Ceva, Inc.(a)(b)	50,150	1,517,539
Cymer, Inc.(a)	30,750	1,530,120
Micron Technology, Inc.(a)	1,000,000	6,290,000
Photronics, Inc.(a)(b)	410,399	2,495,226
RF Micro Devices, Inc.(a)(b)	79,870	431,298
Semiconductor Manufacturing International Corp., ADR(a)(c)	1,411,570	3,317,190
Silicon Laboratories, Inc.(a)(b)	37,120	1,611,750
Volterra Semiconductor Corp.(a)(b)	33,680	862,545

Total		28,153,539
Software 1.5%
Blackbaud, Inc.	165,850	4,594,045
Ebix, Inc.(b)	113,565	2,509,786
JDA Software Group, Inc.(a)	4,410	142,840
Mentor Graphics Corp.(a)(b)	882,000	11,959,920
Quest Software, Inc.(a)	107,750	2,004,150
S1 Corp.(a)	144,119	1,379,219

Total		22,589,960
TOTAL INFORMATION TECHNOLOGY		212,773,672
MATERIALS 5.5%
Chemicals 2.1%
Cabot Corp.	132,490	4,258,229
Calgon Carbon Corp.(a)(b)	101,020	1,587,024
H.B. Fuller Co.	83,730	1,935,000
Innophos Holdings, Inc.(b)	67,700	3,287,512
Kraton Performance Polymers, Inc.(a)(b)	72,380	1,469,314
Minerals Technologies, Inc.	32,140	1,816,874
PolyOne Corp.(b)	695,600	8,034,180
Sensient Technologies Corp.	124,100	4,703,390
Stepan Co.(b)	58,190	4,664,511

Total		31,756,034
MATERIALS (cont.)
Construction Materials 0.1%
Texas Industries, Inc.(b)	57,120	$1,758,154
Containers & Packaging 0.3%
AptarGroup, Inc.	82,025	4,279,244
Metals & Mining 0.4%
Century Aluminum Co.(a)(b)	167,140	1,422,361
RTI International Metals, Inc.(a)(b)	52,010	1,207,152
Schnitzer Steel Industries, Inc., Class A(b)	71,500	3,023,020

Total		5,652,533
Paper & Forest Products 2.6%
AbitibiBowater, Inc.(a)(b)	664,371	9,666,598
Buckeye Technologies, Inc.	249,520	8,343,949
Clearwater Paper Corp.(a)(b)	36,750	1,308,668
Louisiana-Pacific Corp.(a)(b)	1,497,220	12,082,565
Schweitzer-Mauduit International, Inc.	107,200	7,124,512

Total		38,526,292
TOTAL MATERIALS		81,972,257
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.(b)	68,680	2,681,954
Cogent Communications Group, Inc.(a)	108,090	1,825,640

Total		4,507,594
TOTAL TELECOMMUNICATION SERVICES		4,507,594
UTILITIES 4.5%
Electric Utilities 2.4%
Cleco Corp.(b)	39,490	1,504,569
IDACORP, Inc.	245,470	10,410,383
PNM Resources, Inc.	403,163	7,349,661
Portland General Electric Co.	327,080	8,271,853
UIL Holdings Corp.(b)	140,750	4,978,328
Unisource Energy Corp.(b)	79,260	2,926,279

Total		35,441,073
Gas Utilities 0.5%
South Jersey Industries, Inc.(b)	86,000	4,885,660
Southwest Gas Corp.	39,400	1,674,106
WGL Holdings, Inc.(b)	32,670	1,444,667

Total		8,004,433
Independent Power Producers & Energy Traders 0.4%
GenOn Energy, Inc.(a)	2,415,900	6,305,499
Multi-Utilities 1.2%
Avista Corp.	588,760	15,160,570
NorthWestern Corp.	59,050	2,113,400

Total		17,273,970
TOTAL UTILITIES		67,024,975
Total Common Stocks
(Cost: $1,228,552,446)		$1,348,597,606

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	108

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Shares	Value
Money Market Funds 9.5%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	140,875,171	$140,875,171
Total Money Market Funds
(Cost: $140,875,171)		$140,875,171

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 25.5%
Asset-Backed Commercial Paper 5.8%
Amsterdam Funding Corp.
01/09/12	0.320%	$4,998,445	$4,998,445
01/09/12	0.330%	4,998,488	4,998,488
Atlantis One
01/05/12	0.300%	4,998,708	4,998,708
01/11/12	0.310%	4,998,444	4,998,444
02/01/12	0.370%	6,497,194	6,497,194
Cancara Asset Securitisation LLC
01/03/12	0.320%	9,996,889	9,996,889
01/23/12	0.320%	1,999,378	1,999,378
Gemini Securitization Corporation (FKA Twin Towers)
01/13/12	0.400%	7,997,333	7,997,333
Grampian Funding LLC
01/03/12	0.320%	4,998,444	4,998,444
01/18/12	0.310%	9,997,331	9,997,331
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,958	4,998,958
Rhein-Main Securitisation Ltd.
01/23/12	0.720%	4,997,500	4,997,500
Rheingold Securitization
01/10/12	0.730%	4,997,060	4,997,060
Royal Park Investments Funding Corp.
01/05/12	1.000%	4,999,028	4,999,028
Thames Asset Global Securities
01/18/12	0.320%	3,998,933	3,998,933

Total			85,472,133
Certificates of Deposit 11.0%
Bank of Nova Scotia
05/03/12	0.401%	7,000,000	7,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	1,998,401	1,998,401
Canadian Imperial Bank
03/21/12	0.333%	6,001,882	6,001,882

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Credit Suisse
02/24/12	0.500%	$10,000,000	$10,000,000
03/08/12	0.540%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	15,000,000	15,000,000
DnB NOR ASA
03/01/12	0.450%	3,000,000	3,000,000
03/15/12	0.520%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.446%	7,000,000	7,000,000
National Bank of Canada
05/08/12	0.425%	7,000,000	7,000,000
Natixis
01/04/12	1.000%	15,000,000	15,000,000
Nordea Bank AB
03/13/12	0.520%	10,000,000	10,000,000
Rabobank
01/20/12	0.331%	9,000,000	9,000,000
03/16/12	0.530%	2,995,986	2,995,986
Skandinaviska Enskilda Banken AB
01/03/12	0.020%	5,000,000	5,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	5,000,078	5,000,078
03/30/12	0.625%	7,987,381	7,987,381
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	10,000,000	10,000,000
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
03/01/12	0.460%	6,000,000	6,000,000
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000
02/21/12	0.510%	5,000,000	5,000,000
03/02/12	0.530%	5,000,000	5,000,000

Total			162,983,728
Commercial Paper 3.6%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	3,990,647	3,990,647
Erste Finance (Delaware) LLC
01/23/12	0.600%	4,996,583	4,996,583
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Commercial Paper (cont.)
Regency Markets No. 1 LLC
01/18/12	0.250%	$9,997,708	$9,997,708
Skandinaviska Enskilda Banken AB
01/11/12	0.240%	4,999,133	4,999,133
Suncorp Metway Ltd.
02/02/12	0.500%	4,995,486	4,995,486
02/09/12	0.500%	4,995,556	4,995,556
Toyota Motor Credit Corp.
04/26/12	0.562%	3,988,551	3,988,551
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756

Total			53,926,780
Other Short-Term Obligations 0.5%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	8,000,000	8,000,000
Repurchase Agreements 4.6%
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $10,000,318(f)
01/06/12	0.160%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $8,000,048(f)
	0.050%	8,000,000	8,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $25,000,388(f)
	0.140%	25,000,000	25,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $24,636,438(f)
	0.080%	24,636,211	24,636,211

Total			67,636,211
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $378,018,852)			$378,018,852
Total Investments
(Cost: $1,747,446,469)			$1,867,491,629
Other Assets & Liabilities, Net			(385,584,636)
Net Assets			$1,481,906,993

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $121,960,133 or 8.23% of net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$127,055,056	$355,692,796	$(341,872,681)	$—	$140,875,171	$222,453	$140,875,171

The accompanying Notes to Financial Statements are an integral part of this statement.

109	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Partners Small Cap Value Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$1,553,212
Fannie Mae REMICS	3,517,478
Federal Home Loan Mortgage Corp	2,586,883
Federal National Mortgage Association	502,476
Total Market Value of Collateral Securities	$8,160,049

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$6,483,533
Fannie Mae REMICS	2,364,002
Fannie Mae Whole Loan	7,813
Fannie Mae-Aces	28,689
Federal Farm Credit Bank	220,187
Federal Home Loan Banks	248,337
Federal Home Loan Mortgage Corp	197,730
Federal National Mortgage Association	410,235
Freddie Mac Gold Pool	2,785,412
Freddie Mac Non Gold Pool	835,403
Freddie Mac Reference REMIC	67
Freddie Mac REMICS	1,885,743
Ginnie Mae I Pool	3,244,006
Ginnie Mae II Pool	4,346,016
Government National Mortgage Association	1,066,579
United States Treasury Bill	40,153
United States Treasury Note/Bond	1,303,507
United States Treasury Strip Coupon	32,589
Total Market Value of Collateral Securities	$25,500,001

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$7,592,417
Freddie Mac REMICS	2,670,225
Government National Mortgage Association	14,866,294
Total Market Value of Collateral Securities	$25,128,936

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	110

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

111	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Partners Small Cap Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$207,672,832	$—	$—	$207,672,832
Consumer Staples	39,061,281	—	—	39,061,281
Energy	69,488,132	—	—	69,488,132
Financials	324,043,626	—	—	324,043,626
Health Care	76,375,319	—	—	76,375,319
Industrials	265,677,918	—	—	265,677,918
Information Technology	212,773,672	—	—	212,773,672
Materials	81,972,257	—	—	81,972,257
Telecommunication Services	4,507,594	—	—	4,507,594
Utilities	67,024,975	—	—	67,024,975
Total Equity Securities	1,348,597,606	—	—	1,348,597,606
Other
Money Market Funds	140,875,171	—	—	140,875,171
Investments of Cash Collateral Received for Securities on Loan	—	378,018,852	—	378,018,852
Total Other	140,875,171	378,018,852	—	518,894,023
Total	$1,489,472,777	$378,018,852	$—	$1,867,491,629

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	112

Statement of Assets and Liabilities

December 31, 2011	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Cash Management Fund	Columbia Variable Portfolio – Diversified Bond Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $801,872,728, $873,878,835 and $3,921,459,868)	$839,834,007	$873,878,835	$4,053,753,055
Affiliated issuers (identified cost $44,050,011, $— and $37,895,335)	44,050,011	—	37,895,335
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $10,992,870, $— and $458,794,001)	10,992,870	—	458,794,001
Repurchase agreements (identified cost $78,566,051, $— and $5,652,808)	78,566,051	—	5,652,808
Total investments (identified cost $935,481,660, $873,878,835 and $4,423,802,012)	973,442,939	873,878,835	4,556,095,199
Cash	9,797	304,437	72,476
Foreign currency (identified cost $172,098, $— and $55,029)	145,332	—	54,722
Unrealized appreciation on swap contracts	—	—	2,342,292
Premiums paid on outstanding credit default swap contracts	—	—	14,474,847
Receivable for:
Investments sold	5,884,557	—	2,961,961
Dividends	929,433	—	6,701
Interest	2,431,730	28,692	32,455,388
Reclaims	6,653	—	11,992
Expense reimbursement due from Investment Manager	63,920	281,232	—
Prepaid expense	13,499	9,562	46,316
Total assets	982,927,860	874,502,758	4,608,521,894
Liabilities
Due upon return of securities on loan	89,558,921	—	464,446,809
Unrealized depreciation on swap contracts	—	—	4,020,465
Premiums received on outstanding swap contracts	—	—	449,814
Payable for:
Investments purchased	7,181,394	—	4,161,128
Investments purchased on a delayed delivery basis	37,562,984	—	39,949,358
Capital shares purchased	972,761	1,156,455	3,189,996
Dividend distributions to shareholders	—	479	—
Variation margin on futures contracts	21,656	—	1,708,400
Investment management fees	445,577	239,125	1,375,298
Distribution fees	86,807	62,617	157,194
Transfer agent fees	41,666	43,476	200,126
Administration fees	40,248	41,908	197,596
Other expenses	135,393	103,471	449,864
Total liabilities	136,047,407	1,647,531	520,306,048
Net assets applicable to outstanding capital stock	$846,880,453	$872,855,227	$4,088,215,846

The accompanying Notes to Financial Statements are an integral part of this statement.

113	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

December 31, 2011	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Cash Management Fund	Columbia Variable Portfolio – Diversified Bond Fund
Represented by
Paid-in capital	$—	$875,487,129	$3,737,389,070
Undistributed (excess of distributions over) net investment income	—	(26,841)	153,835,108
Accumulated net realized gain (loss)	—	(2,605,061)	72,737,888
Unrealized appreciation (depreciation) on:
Investments	—	—	132,293,187
Foreign currency translations	—	—	(394)
Futures contracts	—	—	(6,360,840)
Swap contracts	—	—	(1,678,173)
Partners’ capital	846,880,453	—	—
Total — representing net assets applicable to outstanding capital stock	$846,880,453	$872,855,227	$4,088,215,846
*Value of securities on loan	$87,248,946	$—	$498,132,664
Net assets applicable to outstanding shares
Class 1	$—	$283,185,289	$2,563,889,041
Class 2	$—	$9,774,110	$13,589,715
Class 3	$846,880,453	$579,895,828	$1,510,737,090
Shares outstanding
Class 1	—	283,176,728	229,099,325
Class 2	—	9,774,539	1,217,321
Class 3	59,816,537	579,908,113	134,942,123
Net asset value per share
Class 1	$—	$1.00	$11.19
Class 2	$—	$1.00	$11.16
Class 3	$14.16	$1.00	$11.20

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	114

Statement of Assets and Liabilities (continued)

December 31, 2011	Columbia Variable Portfolio – Dynamic Equity Fund	Columbia Variable Portfolio – Emerging Markets Opportunity Fund	Columbia Variable Portfolio – Global Bond Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,085,451,680, $881,698,857 and $1,406,535,240)	$1,218,250,525	$849,576,094	$1,515,045,987
Affiliated issuers (identified cost $12,589,870, $25,113,824 and $69,637,571)	12,589,870	25,113,824	69,637,571
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $216,905,874, $1,000,000 and $6,997,999)	216,905,874	1,000,000	6,997,999
Repurchase agreements (identified cost $44,847,932, $23,207,127 and $47,902,765)	44,847,932	23,207,127	47,902,765
Total investments (identified cost $1,359,795,356, $931,019,808 and $1,531,073,575)	1,492,594,201	898,897,045	1,639,584,322
Foreign currency (identified cost $—, $332,218 and $26,107,318)	—	334,929	25,064,205
Margin deposits on futures contracts	—	—	7,540,568
Unrealized appreciation on forward foreign currency exchange contracts	—	—	8,186,394
Receivable for:
Investments sold	1,022	—	30,307,476
Dividends	1,082,926	954,981	6,676
Interest	95,252	8,616	18,626,373
Reclaims	35,271	15,582	461,213
Expense reimbursement due from Investment Manager	68,666	—	—
Prepaid expense	16,830	7,968	17,921
Total assets	1,493,894,168	900,219,121	1,729,795,148
Liabilities
Due upon return of securities on loan	261,753,806	24,207,127	54,900,764
Unrealized depreciation on forward foreign currency exchange contracts	—	—	6,829,593
Payable for:
Investments purchased	—	—	5,387,592
Capital shares purchased	1,622,520	721,756	1,256,686
Variation margin on futures contracts	49,200	—	136,882
Foreign capital gains taxes deferred	—	255,102	773,137
Investment management fees	666,954	775,709	750,336
Distribution fees	125,762	39,448	48,052
Transfer agent fees	60,351	43,329	81,524
Administration fees	56,457	56,217	101,278
Other expenses	189,206	356,317	251,608
Total liabilities	264,524,256	26,455,005	70,517,452
Net assets applicable to outstanding capital stock	$1,229,369,912	$873,764,116	$1,659,277,696

The accompanying Notes to Financial Statements are an integral part of this statement.

115	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

December 31, 2011	Columbia Variable Portfolio – Dynamic Equity Fund	Columbia Variable Portfolio – Emerging Markets Opportunity Fund	Columbia Variable Portfolio – Global Bond Fund
Represented by
Paid-in capital	$—	$899,831,218	$1,550,713,422
Undistributed (excess of distributions over) net investment income	—	(29,016)	385,351
Accumulated net realized gain (loss)	—	6,328,793	(1,483,812)
Unrealized appreciation (depreciation) on:
Investments	—	(32,122,763)	108,510,747
Foreign currency translations	—	10,986	(1,921,234)
Forward foreign currency exchange contracts	—	—	1,356,801
Futures contracts	—	—	2,489,558
Foreign capital gains tax	—	(255,102)	(773,137)
Partners’ capital	1,229,369,912	—	—
Total — representing net assets applicable to outstanding capital stock	$1,229,369,912	$873,764,116	$1,659,277,696
*Value of securities on loan	$259,258,732	$22,226,069	$58,968,066
Net assets applicable to outstanding shares
Class 1	$5,665	$500,581,112	$1,197,612,120
Class 2	$254,132	$4,635,308	$5,577,625
Class 3	$1,229,110,115	$368,547,696	$456,087,951
Shares outstanding
Class 1	278	36,219,437	101,103,245
Class 2	12,521	336,072	471,318
Class 3	60,469,915	26,678,909	38,490,872
Net asset value per share
Class 1	$20.38	$13.82	$11.85
Class 2	$20.30	$13.79	$11.83
Class 3	$20.33	$13.81	$11.85

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	116

Statement of Assets and Liabilities (continued)

December 31, 2011	Columbia Variable Portfolio – Global Inflation Protected Securities Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Income Opportunities Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,626,097,111, $567,646,606 and $1,130,278,296)	$2,773,136,138	$578,032,404	$1,159,005,488
Affiliated issuers (identified cost $54,931,086, $16,217,504 and $43,686,063)	54,931,086	16,217,504	43,686,063
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $331,779,622, $1,999,698 and $164,892,312)	331,779,622	1,999,698	164,892,312
Repurchase agreements (identified cost $15,684,053, $33,551,567 and $31,014,873)	15,684,053	33,551,567	31,014,873
Total investments (identified cost $3,028,491,872, $619,415,375 and $1,369,871,544)	3,175,530,899	629,801,173	1,398,598,736
Foreign currency (identified cost $3,552,240, $— and $—)	3,532,731	—	—
Margin deposits on futures contracts	3,347,415	—	—
Unrealized appreciation on forward foreign currency exchange contracts	13,296,232	—	—
Receivable for:
Investments sold	94,206,686	2,183,673	2,910,304
Capital shares sold	22,122	—	690,380
Dividends	5,462	2,145	5,444
Interest	16,117,178	11,097,648	19,735,153
Reclaims	32,553	—	—
Prepaid expense	32,952	10,831	8,523
Total assets	3,306,124,230	643,095,470	1,421,948,540
Liabilities
Disbursements in excess of cash	—	1,799	112
Due upon return of securities on loan	347,463,675	35,551,265	195,907,185
Unrealized depreciation on forward foreign currency exchange contracts	1,840,261	—	—
Payable for:
Investments purchased	81,115,050	3,263,657	—
Capital shares purchased	2,173,549	545,501	842,881
Variation margin on futures contracts	232,932	—	—
Investment management fees	975,742	285,756	565,992
Distribution fees	33,588	62,223	24,785
Transfer agent fees	140,628	29,538	59,614
Administration fees	146,793	34,055	65,779
Other expenses	256,922	70,927	128,800
Total liabilities	434,379,140	39,844,721	197,595,148
Net assets applicable to outstanding capital stock	$2,871,745,090	$603,250,749	$1,224,353,392

The accompanying Notes to Financial Statements are an integral part of this statement.

117	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

December 31, 2011	Columbia Variable Portfolio – Global Inflation Protected Securities Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Income Opportunities Fund
Represented by
Paid-in capital	$2,848,589,796	$671,116,755	$1,092,123,533
Undistributed (excess of distributions over) net investment income	(155,653,499)	42,440,465	79,386,539
Accumulated net realized gain (loss)	20,028,564	(120,692,269)	24,116,128
Unrealized appreciation (depreciation) on:
Investments	147,039,027	10,385,798	28,727,192
Foreign currency translations	(425,050)	—	—
Forward foreign currency exchange contracts	11,455,971	—	—
Futures contracts	710,281	—	—
Total — representing net assets applicable to outstanding capital stock	$2,871,745,090	$603,250,749	$1,224,353,392
*Value of securities on loan	$340,618,272	$34,852,007	$189,931,609
Net assets applicable to outstanding shares Class 1	$2,546,875,028	$5,713	$983,281,542
Class 2	$5,016,452	$6,894,122	$4,704,487
Class 3	$319,853,610	$596,350,914	$236,367,363
Shares outstanding Class 1	265,803,474	848	98,134,075
Class 2	525,197	1,027,531	471,235
Class 3	33,361,615	88,594,266	23,540,975
Net asset value per share Class 1	$9.58	$6.74	$10.02
Class 2	$9.55	$6.71	$9.98
Class 3	$9.59	$6.73	$10.04

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	118

Statement of Assets and Liabilities (continued)

December 31, 2011	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	Variable Portfolio – Davis New York Venture Fund	Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $283,431,572, $1,106,081,951 and $804,316,537)	$285,867,585	$1,271,928,266	$821,600,576
Affiliated issuers (identified cost $7,590,613, $64,766,390 and $34,281,168)	7,590,613	64,766,390	34,281,168
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $10,998,311, $185,915,787 and $—)	10,998,311	185,915,787	—
Repurchase agreements (identified cost $65,568,620, $8,162,289 and $—)	65,568,620	8,162,289	—
Total investments (identified cost $367,589,116, $1,364,926,417 and $838,597,705)	370,025,129	1,530,772,732	855,881,744
Cash	—	—	137,172
Receivable for:
Investments sold	2,875,464	2,895,596	1,031,007
Dividends	93,918	1,707,607	1,881,784
Interest	7,590	126,165	—
Reclaims	—	327,795	346
Expense reimbursement due from Investment Manager	—	69,018	—
Prepaid expense	8,389	8,051	14,341
Total assets	373,010,490	1,535,906,964	858,946,394
Liabilities
Due upon return of securities on loan	76,566,931	194,078,076	—
Payable for:
Investments purchased	2,503,828	305,681	810,239
Capital shares purchased	433,675	1,189,396	15,379
Investment management fees	185,745	772,431	536,858
Distribution fees	30,608	6,590	1,958
Transfer agent fees	14,664	65,435	41,847
Administration fees	14,664	60,694	40,414
Other expenses	66,495	176,329	54,511
Other liabilities	501,506	—	—
Total liabilities	80,318,116	196,654,632	1,501,206
Net assets applicable to outstanding capital stock	$292,692,374	$1,339,252,332	$857,445,188
Represented by
Partners’ capital	$292,692,374	$1,339,252,332	$857,445,188
Total — representing net assets applicable to outstanding capital stock	$292,692,374	$1,339,252,332	$857,445,188
*Value of securities on loan	$72,761,480	$188,707,987	$—
Net assets applicable to outstanding shares
Class 1	$4,650	$1,276,709,408	$840,305,218
Class 2	$571,527	$1,330,117	$2,067,583
Class 3	$292,116,197	$61,212,807	$15,072,387
Shares outstanding Class 1	376	132,259,948	80,174,869
Class 2	46,382	138,169	198,027
Class 3	23,672,976	6,353,142	1,440,203
Net asset value per share Class 1	$12.37	$9.65	$10.48
Class 2	$12.32	$9.63	$10.44
Class 3	$12.34	$9.64	$10.47

The accompanying Notes to Financial Statements are an integral part of this statement.

119	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

December 31, 2011	Variable Portfolio – Partners Small Cap Value Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,228,552,446)	$1,348,597,606
Affiliated issuers (identified cost $140,875,171)	140,875,171
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $310,382,641)	310,382,641
Repurchase agreements (identified cost $67,636,211)	67,636,211
Total investments (identified cost $1,747,446,469)	1,867,491,629
Receivable for:
Investments sold	1,805,111
Dividends	1,330,221
Interest	180,589
Expense reimbursement due from Investment Manager	54,308
Prepaid expense	20,059
Total assets	1,870,881,917
Liabilities
Due upon return of securities on loan	378,018,852
Payable for:
Investments purchased	8,144,335
Capital shares purchased	1,404,453
Investment management fees	1,097,368
Distribution fees	22,789
Transfer agent fees	72,136
Administration fees	90,325
Other expenses	124,666
Total liabilities	388,974,924
Net assets applicable to outstanding capital stock	$1,481,906,993
Represented by
Partners’ capital	$1,481,906,993
Total — representing net assets applicable to outstanding capital stock	$1,481,906,993
*Value of securities on loan	$365,861,305
Net assets applicable to outstanding shares
Class 1	$1,260,435,729
Class 2	$804,378
Class 3	$220,666,886
Shares outstanding
Class 1	86,189,554
Class 2	55,248
Class 3	15,131,680
Net asset value per share
Class 1	$14.62
Class 2	$14.56
Class 3	$14.58

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	120

Statement of Operations

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Cash Management Fund	Columbia Variable Portfolio – Diversified Bond Fund
Year ended December 31, 2011
Net investment income
Income:
Dividends	$11,714,304	$—	$1,350,625
Interest	12,216,030	1,334,423	165,044,710
Dividends from affiliates	60,281	—	501,748
Income from securities lending — net	103,425	—	1,270,361
Foreign taxes withheld	(88,284)	—	—
Total income	24,005,756	1,334,423	168,167,444
Expenses:
Investment management fees	5,565,686	2,698,308	16,859,592
Distribution fees
Class 2	—	16,884	19,376
Class 3	1,135,949	721,459	1,964,225
Transfer agent fees
Class 1	—	140,250	1,448,104
Class 2	—	4,052	4,650
Class 3	545,237	345,399	942,796
Administration fees	524,729	474,637	2,370,290
Compensation of board members	22,203	15,676	77,738
Custodian fees	67,574	17,706	127,179
Printing and postage fees	229,200	61,041	100,599
Professional fees	43,879	39,400	142,778
Other	23,099	11,807	57,297
Total expenses	8,157,556	4,546,619	24,114,624
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(607,750)	(3,289,372)	—
Total net expenses	7,549,806	1,257,247	24,114,624
Net investment income	16,455,950	77,176	144,052,820
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	146,550,663	141	165,778,295
Foreign currency translations	(3,205)	—	285,945
Forward foreign currency exchange contracts	—	—	1,307,080
Futures contracts	310,150	—	(49,638,931)
Swap contracts	—	—	(1,238,087)
Net realized gain	146,857,608	141	116,494,302
Net change in unrealized appreciation (depreciation) on:
Investments	(140,322,213)	—	5,456,263
Foreign currency translations	(29,739)	—	(53,867)
Forward foreign currency exchange contracts	—	—	382,304
Futures contracts	(442,654)	—	(3,818,486)
Swap contracts	—	—	(1,678,173)
Net change in unrealized appreciation (depreciation)	(140,794,606)	—	288,041
Net realized and unrealized gain	6,063,002	141	116,782,343
Net change in net assets resulting from operations	$22,518,952	$77,317	$260,835,163

The accompanying Notes to Financial Statements are an integral part of this statement.

121	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Columbia Variable Portfolio – Dynamic Equity Fund	Columbia Variable Portfolio – Emerging Markets Opportunity Fund	Columbia Variable Portfolio – Global Bond Fund
Year ended December 31, 2011
Net investment income
Income:
Dividends	$30,495,790	$24,254,171	$—
Interest	3,527	7,343	66,870,501
Dividends from affiliates	22,594	26,382	100,542
Income from securities lending — net	641,301	138,564	74,070
Foreign taxes withheld	(171,570)	(2,291,485)	(477,440)
Total income	30,991,642	22,134,975	66,567,673
Expenses:
Investment management fees	8,994,650	10,390,210	9,765,308
Distribution fees
Class 2	303	9,501	8,989
Class 3	1,641,184	589,011	611,486
Transfer agent fees
Class 1	3	299,640	704,465
Class 2	73	2,280	2,157
Class 3	787,741	282,716	293,504
Administration fees	731,312	754,414	1,241,636
Compensation of board members	28,371	21,804	50,577
Custodian fees	27,573	666,972	235,628
Printing and postage fees	347,119	134,991	103,836
Professional fees	50,803	64,042	61,231
Other	—	179,375	21,534
Total expenses	12,609,132	13,394,956	13,100,351
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(640,542)	—	—
Total net expenses	11,968,590	13,394,956	13,100,351
Net investment income	19,023,052	8,740,019	53,467,322
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	113,992,335	23,024,856	11,844,733
Foreign currency translations	388	(311,786)	767,147
Forward foreign currency exchange contracts	—	(353,599)	4,959,824
Futures contracts	1,167,127	—	(10,563,528)
Net realized gain	115,159,850	22,359,471	7,008,176
Net change in unrealized appreciation (depreciation) on:
Investments	(65,070,722)	(248,507,589)	20,621,602
Foreign currency translations	(752)	10,986	(2,430,431)
Forward foreign currency exchange contracts	—	—	518,110
Futures contracts	69,594	—	1,631,631
Foreign capital gains tax	—	(255,102)	(773,137)
Net change in unrealized appreciation (depreciation)	(65,001,880)	(248,751,705)	19,567,775
Net realized and unrealized gain (loss)	50,157,970	(226,392,234)	26,575,951
Net change in net assets resulting from operations	$69,181,022	$(217,652,215)	$80,043,273

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	122

Statement of Operations (continued)

	Columbia Variable Portfolio – Global Inflation Protected Securities Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Income Opportunities Fund
Year ended December 31, 2011
Net investment income
Income:
Interest	$118,358,217	$51,193,237	$87,482,862
Dividends from affiliates	46,330	30,857	89,655
Income from securities lending — net	1,038,469	155,366	674,150
Total income	119,443,016	51,379,460	88,246,667
Expenses:
Investment management fees	11,405,335	3,765,991	6,864,190
Distribution fees
Class 2	7,071	12,162	7,083
Class 3	397,177	800,806	304,770
Transfer agent fees
Class 1	1,447,227	4	560,196
Class 2	1,697	2,919	1,700
Class 3	190,638	384,374	146,284
Administration fees	1,714,364	444,508	782,982
Compensation of board members	53,292	19,170	25,147
Custodian fees	191,759	28,512	26,631
Printing and postage fees	56,650	163,046	48,655
Professional fees	109,944	36,114	48,305
Other	24,507	12,385	14,842
Total expenses	15,599,661	5,669,991	8,830,785
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(21,501)
Total net expenses	15,599,661	5,669,991	8,809,284
Net investment income	103,843,355	45,709,469	79,437,383
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	44,647,440	22,560,597	24,846,252
Foreign currency translations	240,539	—	—
Forward foreign currency exchange contracts	(11,867,935)	—	—
Futures contracts	(9,348,723)	—	—
Net realized gain	23,671,321	22,560,597	24,846,252
Net change in unrealized appreciation (depreciation) on:
Investments	128,013,484	(32,727,317)	(32,889,060)
Foreign currency translations	(481,456)	—	—
Forward foreign currency exchange contracts	10,693,218	—	—
Futures contracts	2,458,306	—	—
Net change in unrealized appreciation (depreciation)	140,683,552	(32,727,317)	(32,889,060)
Net realized and unrealized gain (loss)	164,354,873	(10,166,720)	(8,042,808)
Net change in net assets resulting from operations	$268,198,228	$35,542,749	$71,394,575

The accompanying Notes to Financial Statements are an integral part of this statement.

123	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	Variable Portfolio – Davis New York Venture Fund	Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Year ended December 31, 2011
Net investment income
Income:
Dividends	$2,474,813	$23,160,980	$15,062,702
Interest	—	67,000	—
Dividends from affiliates	25,802	97,709	31,356
Income from securities lending — net	513,794	719,866	—
Foreign taxes withheld	(3,724)	(426,403)	(55,528)
Total income	3,010,685	23,619,152	15,038,530
Expenses:
Investment management fees	2,667,134	9,080,547	6,932,388
Distribution fees
Class 2	1,136	2,372	3,920
Class 3	453,949	87,846	20,254
Transfer agent fees
Class 1	4	747,830	527,885
Class 2	273	569	941
Class 3	217,888	42,165	9,722
Administration fees	218,164	733,601	518,597
Compensation of board members	11,519	46,118	19,990
Custodian fees	26,686	47,290	19,220
Printing and postage fees	103,230	13,520	4,611
Professional fees	31,848	41,911	52,035
Other	9,825	21,942	23,459
Total expenses	3,741,656	10,865,711	8,133,022
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(518,078)	—
Total net expenses	3,741,656	10,347,633	8,133,022
Net investment income (loss)	(730,971)	13,271,519	6,905,508
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,730,062	75,993,826	43,788,244
Foreign currency translations	—	(109,492)	—
Forward foreign currency exchange contracts	—	(636)	—
Net realized gain	4,730,062	75,883,698	43,788,244
Net change in unrealized appreciation (depreciation) on:
Investments	(58,854,010)	(132,085,848)	(108,756,533)
Foreign currency translations	—	20,419	—
Net change in unrealized depreciation	(58,854,010)	(132,065,429)	(108,756,533)
Net realized and unrealized loss	(54,123,948)	(56,181,731)	(64,968,289)
Net change in net assets resulting from operations	$(54,854,919)	$(42,910,212)	$(58,062,781)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	124

Statement of Operations (continued)

Variable Portfolio – Partners Small Cap Value Fund
Year ended December 31, 2011
Net investment income
Income:
Dividends	$18,500,495
Dividends from affiliates	222,453
Income from securities lending — net	1,415,250
Foreign taxes withheld	(97,440)
Total income	20,040,758
Expenses:
Investment management fees	12,855,966
Distribution fees
Class 2	1,953
Class 3	312,573
Transfer agent fees
Class 1	719,565
Class 2	469
Class 3	150,030
Administration fees	1,089,894
Compensation of board members	31,275
Custodian fees	48,749
Printing and postage fees	44,200
Professional fees	68,761
Other	15,145
Total expenses	15,338,580
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(434,038)
Total net expenses	14,904,542
Net investment income	5,136,216
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	113,813,380
Net realized gain	113,813,380
Net change in unrealized appreciation (depreciation) on:
Investments	(177,706,865)
Net change in unrealized depreciation	(177,706,865)
Net realized and unrealized loss	(63,893,485)
Net change in net assets resulting from operations	$(58,757,269)

The accompanying Notes to Financial Statements are an integral part of this statement.

125	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Statement of Changes in Net Assets

	Columbia Variable Portfolio – Balanced Fund		Columbia Variable Portfolio – Cash Management Fund
Year ended December 31,	2011	2010	2011	2010(a)
Operations
Net investment income	$16,455,950	$20,654,928	$77,176	$82,210
Net realized gain	146,857,608	49,483,408	141	551
Net change in unrealized appreciation (depreciation)	(140,794,606)	41,465,993	—	(2,226,789)
Increase from payments by affiliate (Note 6)	—	—	—	2,226,789
Net increase in net assets resulting from operations	22,518,952	111,604,329	77,317	82,761
Distributions to shareholders from:
Net investment income
Class 1	—	—	(23,478)	(11,632)
Class 2	—	—	(679)	(101)
Class 3	—	—	(57,864)	(76,987)
Total distributions to shareholders	—	—	(82,021)	(88,720)
Increase (decrease) in net assets from share transactions	(135,638,494)	(167,997,948)	34,558,775	(120,715,126)
Total increase (decrease) in net assets	(113,119,542)	(56,393,619)	34,554,071	(120,721,085)
Net assets at beginning of year	959,999,995	1,016,393,614	838,301,156	959,022,241
Net assets at end of year	$846,880,453	$959,999,995	$872,855,227	$838,301,156
Undistributed (excess of distributions over) net investment income	$—	$—	$(26,841)	$(21,996)

	Columbia Variable Portfolio – Balanced Fund				Columbia Variable Portfolio – Cash Management Fund
Year ended December 31,	2011		2010		2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	—	—	—	—	75,731,298	75,731,299	216,030,881	216,030,882
Distributions reinvested	—	—	—	—	23,381	23,381	11,573	11,573
Redemptions	—	—	—	—	(5,404,333)	(5,404,333)	(3,216,072)	(3,216,072)
Net increase	—	—	—	—	70,350,346	70,350,347	212,826,382	212,826,383
Class 2 shares
Subscriptions	—	—	—	—	18,328,306	18,328,306	6,418,636	6,418,636
Distributions reinvested	—	—	—	—	675	675	100	100
Redemptions	—	—	—	—	(12,383,918)	(12,383,918)	(2,589,260)	(2,589,260)
Net increase	—	—	—	—	5,945,063	5,945,063	3,829,476	3,829,476
Class 3 Shares
Subscriptions	91,761	1,295,284	336,517	4,224,712	239,204,957	239,204,957	107,184,234	109,411,147
Distributions reinvested	—	—	—	—	57,716	57,716	77,076	77,076
Redemptions	(9,688,543)	(136,933,778)	(13,627,282)	(172,222,660)	(280,999,308)	(280,999,308)	(446,859,208)	(446,859,208)
Net decrease	(9,596,782)	(135,638,494)	(13,290,765)	(167,997,948)	(41,736,635)	(41,736,635)	(339,597,898)	(337,370,985)
Total net increase (decrease)	(9,596,782)	(135,638,494)	(13,290,765)	(167,997,948)	34,558,774	34,558,775	(122,942,040)	(120,715,126)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	126

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Diversified Bond Fund		Columbia Variable Portfolio – Dynamic Equity Fund
Year ended December 31,	2011	2010(a)	2011	2010(a)
Operations
Net investment income	$144,052,820	$174,914,346	$19,023,052	$18,106,786
Net realized gain	116,494,302	173,338,546	115,159,850	120,868,196
Net change in unrealized appreciation (depreciation)	288,041	45,913,157	(65,001,880)	72,633,163
Net increase in net assets resulting from operations	260,835,163	394,166,049	69,181,022	211,608,145
Distributions to shareholders from:
Net investment income
Class 1	(114,579,865)	(107,294,946)	—	—
Class 2	(342,058)	(289)	—	—
Class 3	(70,652,183)	(102,696,781)	—	—
Total distributions to shareholders	(185,574,106)	(209,992,016)	—	—
Increase (decrease) in net assets from share transactions	73,207,183	(1,821,636,803)	(212,851,938)	(231,780,797)
Total increase (decrease) in net assets	148,468,240	(1,637,462,770)	(143,670,916)	(20,172,652)
Net assets at beginning of year	3,939,747,606	5,577,210,376	1,373,040,828	1,393,213,480
Net assets at end of year	$4,088,215,846	$3,939,747,606	$1,229,369,912	$1,373,040,828
Undistributed net investment income	$153,835,108	$179,533,178	$—	$—

	Columbia Variable Portfolio – Diversified Bond Fund				Columbia Variable Portfolio – Dynamic Equity Fund
Year ended December 31,	2011		2010(a)		2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	29,082,202	321,675,066	421,510,569	4,718,756,829	—	—	278	5,000
Distributions reinvested	10,658,592	114,579,865	10,036,945	107,294,946	—	—	—	—
Redemptions	(12,855,411)	(141,510,760)	(229,333,572)	(2,581,045,119)	—	—	—	—
Net increase	26,885,383	294,744,171	202,213,942	2,245,006,656	—	—	278	5,000
Class 2 shares
Subscriptions	1,048,529	11,593,440	337,691	3,711,475	12,021	236,475	1,762	31,145
Distributions reinvested	31,849	342,058	27	289	—	—	—	—
Redemptions	(174,432)	(1,927,783)	(26,343)	(289,626)	(1,172)	(23,872)	(90)	(1,612)
Net increase	905,946	10,007,715	311,375	3,422,138	10,849	212,603	1,672	29,533
Class 3 Shares
Subscriptions	1,350,292	14,933,648	21,732,196	238,263,785	71,168	1,419,281	610,295	10,210,921
Distributions reinvested	6,566,188	70,652,183	9,597,830	102,696,781	—	—	—	—
Redemptions	(28,622,578)	(317,130,534)	(393,954,951)	(4,411,026,163)	(10,665,575)	(214,483,822)	(14,162,837)	(242,026,251)
Net decrease	(20,706,098)	(231,544,703)	(362,624,925)	(4,070,065,597)	(10,594,407)	(213,064,541)	(13,552,542)	(231,815,330)
Total net increase (decrease)	7,085,231	73,207,183	(160,099,608)	(1,821,636,803)	(10,583,558)	(212,851,938)	(13,550,592)	(231,780,797)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

127	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Columbia Variable Portfolio – Emerging Markets Opportunity Fund		Columbia Variable Portfolio – Global Bond Fund
Year ended December 31,	2011	2010(a)	2011	2010(a)
Operations
Net investment income	$8,740,019	$6,724,018	$53,467,322	$59,284,572
Net realized gain	22,359,471	173,037,676	7,008,176	20,588,893
Net change in unrealized appreciation (depreciation)	(248,751,705)	(7,437,132)	19,567,775	9,458,149
Net increase (decrease) in net assets resulting from operations	(217,652,215)	172,324,562	80,043,273	89,331,614
Distributions to shareholders from:
Net investment income
Class 1	(6,367,202)	(3,621,551)	(35,940,252)	(38,592,598)
Class 2	(41,216)	(1,721)	(113,705)	(18,845)
Class 3	(5,363,860)	(10,021,915)	(13,946,863)	(34,122,495)
Net realized gains
Class 1	(7,491,439)	—	(5,911,561)	—
Class 2	(61,068)	—	(17,771)	—
Class 3	(7,110,572)	—	(2,404,742)	—
Total distributions to shareholders	(26,435,357)	(13,645,187)	(58,334,894)	(72,733,938)
Increase (decrease) in net assets from share transactions	68,171,731	(20,710,484)	28,781,833	(83,906,911)
Total increase (decrease) in net assets	(175,915,841)	137,968,891	50,490,212	(67,309,235)
Net assets at beginning of year	1,049,679,957	911,711,066	1,608,787,484	1,676,096,719
Net assets at end of year	$873,764,116	$1,049,679,957	$1,659,277,696	$1,608,787,484
Undistributed (excess of distributions over) net investment income	$(29,016)	$2,838,751	$385,351	$(4,854,099)

	Columbia Variable Portfolio – Emerging Markets Opportunity Fund				Columbia Variable Portfolio – Global Bond Fund
Year ended December 31,	2011		2010(a)		2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	8,996,574	137,536,116	32,795,468	463,467,834	10,942,435	129,524,492	121,721,039	1,371,270,154
Distributions reinvested	834,733	13,858,641	238,868	3,621,551	3,529,002	41,851,813	3,347,772	38,592,598
Redemptions	(938,043)	(15,607,781)	(5,708,163)	(80,840,388)	(6,295,656)	(75,390,873)	(32,141,347)	(359,825,232)
Net increase	8,893,264	135,786,976	27,326,173	386,248,997	8,175,781	95,985,432	92,927,464	1,050,037,520
Class 2 shares
Subscriptions	252,067	4,166,338	114,857	1,950,806	338,557	4,045,135	155,088	1,829,628
Distributions reinvested	6,162	102,284	104	1,721	11,101	131,476	1,607	18,845
Redemptions	(36,583)	(603,036)	(535)	(8,697)	(34,604)	(410,319)	(431)	(5,045)
Net increase	221,646	3,665,586	114,426	1,943,830	315,054	3,766,292	156,264	1,843,428
Class 3 Shares
Subscriptions	666,893	10,244,825	2,528,647	38,730,512	265,379	3,151,563	8,055,479	93,284,800
Distributions reinvested	744,640	12,474,432	650,701	10,021,915	1,377,886	16,351,605	2,975,514	34,122,495
Redemptions	(5,800,594)	(94,000,088)	(32,089,150)	(457,655,738)	(7,604,668)	(90,473,059)	(112,357,796)	(1,263,195,154)
Net decrease	(4,389,061)	(71,280,831)	(28,909,802)	(408,903,311)	(5,961,403)	(70,969,891)	(101,326,803)	(1,135,787,859)
Total net increase (decrease)	4,725,849	68,171,731	(1,469,203)	(20,710,484)	2,529,432	28,781,833	(8,243,075)	(83,906,911)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	128

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Global Inflation Protected Securities Fund		Columbia Variable Portfolio – High Yield Bond Fund
Year ended December 31,	2011	2010(a)	2011	2010(a)
Operations
Net investment income	$103,843,355	$63,861,139	$45,709,469	$53,060,663
Net realized gain	23,671,321	84,416,705	22,560,597	33,660,527
Net change in unrealized appreciation (depreciation)	140,683,552	(53,058,756)	(32,727,317)	3,560,405
Net increase in net assets resulting from operations	268,198,228	95,219,088	35,542,749	90,281,595
Distributions to shareholders from:
Net investment income
Class 1	(184,555,714)	(47,361,538)	(461)	(456)
Class 2	(217,071)	(125)	(452,123)	(454)
Class 3	(23,200,635)	(8,452,422)	(52,697,933)	(62,429,797)
Net realized gains
Class 1	(31,337,409)	(3,537,416)	—	—
Class 2	(37,182)	(10)	—	—
Class 3	(4,014,580)	(675,027)	—	—
Total distributions to shareholders	(243,362,591)	(60,026,538)	(53,150,517)	(62,430,707)
Increase (decrease) in net assets from share transactions	305,640,633	157,955,957	(59,058,497)	(74,978,606)
Total increase (decrease) in net assets	330,476,270	193,148,507	(76,666,265)	(47,127,718)
Net assets at beginning of year	2,541,268,820	2,348,120,313	679,917,014	727,044,732
Net assets at end of year	$2,871,745,090	$2,541,268,820	$603,250,749	$679,917,014
Undistributed (excess of distributions over) net investment income	$(155,653,499)	$(39,316,296)	$42,440,465	$54,435,183

	Columbia Variable Portfolio – Global Inflation Protected Securities Fund				Columbia Variable Portfolio – High Yield Bond Fund
Year ended December 31,	2011		2010(a)		2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	26,535,777	252,314,866	276,633,671	2,663,292,463	—	—	705	5,000
Distributions reinvested	23,802,990	215,893,123	5,432,119	50,898,954	70	461	73	456
Redemptions	(16,187,306)	(152,297,760)	(50,413,777)	(485,040,681)	—	—	—	—
Net increase	34,151,461	315,910,229	231,652,013	2,229,150,736	70	461	778	5,456
Class 2 shares
Subscriptions	423,963	4,041,546	131,244	1,257,439	755,109	5,271,082	309,376	2,091,059
Distributions reinvested	28,063	254,253	14	135	68,503	452,123	72	454
Redemptions	(55,628)	(527,599)	(2,459)	(23,551)	(103,910)	(693,694)	(1,619)	(10,724)
Net increase	396,398	3,768,200	128,799	1,234,023	719,702	5,029,511	307,829	2,080,789
Class 3 Shares
Subscriptions	1,882,842	17,804,431	17,386,637	164,743,897	1,055,035	7,120,723	1,478,914	10,103,968
Distributions reinvested	2,997,270	27,215,215	973,076	9,127,449	7,960,413	52,697,933	9,956,905	62,429,797
Redemptions	(6,209,574)	(59,057,442)	(233,384,486)	(2,246,300,148)	(18,188,231)	(123,907,125)	(22,083,104)	(149,598,616)
Net decrease	(1,329,462)	(14,037,796)	(215,024,773)	(2,072,428,802)	(9,172,783)	(64,088,469)	(10,647,285)	(77,064,851)
Total net increase (decrease)	33,218,397	305,640,633	16,756,039	157,955,957	(8,453,011)	(59,058,497)	(10,338,678)	(74,978,606)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

129	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Columbia Variable Portfolio – Income Opportunities Fund		Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
Year ended December 31,	2011	2010(a)	2011	2010(a)
Operations
Net investment income (loss)	$79,437,383	$109,686,984	$(730,971)	$(737,500)
Net realized gain	24,846,252	110,270,561	4,730,062	51,667,662
Net change in unrealized appreciation (depreciation)	(32,889,060)	(70,409,676)	(58,854,010)	38,131,471
Net increase (decrease) in net assets resulting from operations	71,394,575	149,547,869	(54,854,919)	89,061,633
Distributions to shareholders from:
Net investment income
Class 1	(86,977,623)	(86,658,856)	—	—
Class 2	(260,487)	(575)	—	—
Class 3	(22,472,230)	(28,828,422)	—	—
Net realized gains
Class 1	(25,720,685)	—	—	—
Class 2	(77,521)	—	—	—
Class 3	(6,744,390)	—	—	—
Total distributions to shareholders	(142,252,936)	(115,487,853)	—	—
Increase (decrease) in net assets from share transactions	200,334,136	(943,091,634)	(60,537,523)	(61,054,813)
Total increase (decrease) in net assets	129,475,775	(909,031,618)	(115,392,442)	28,006,820
Net assets at beginning of year	1,094,877,617	2,003,909,235	408,084,816	380,077,996
Net assets at end of year	$1,224,353,392	$1,094,877,617	$292,692,374	$408,084,816
Undistributed (excess of distributions over) net investment income	$79,386,539	$109,653,901	$—	$—

	Columbia Variable Portfolio – Income Opportunities Fund				Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
Year ended December 31,	2011		2010(a)		2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	11,608,987	122,540,120	164,295,450	1,803,116,365	—	—	376	5,000
Distributions reinvested	11,511,574	112,698,308	8,897,213	86,658,856	—	—	—	—
Redemptions	(3,780,647)	(37,763,931)	(94,398,502)	(1,035,324,748)	—	—	—	—
Net increase	19,339,914	197,474,497	78,794,161	854,450,473	—	—	376	5,000
Class 2 shares
Subscriptions	414,909	4,252,401	97,255	1,016,682	50,334	714,941	9,255	121,236
Distributions reinvested	34,632	338,008	59	575	—	—	—	—
Redemptions	(65,369)	(638,343)	(10,251)	(106,122)	(13,170)	(160,583)	(37)	(502)
Net increase	384,172	3,952,066	87,063	911,135	37,164	554,358	9,218	120,734
Class 3 Shares
Subscriptions	830,004	8,532,965	8,744,327	95,605,509	121,203	1,730,268	337,184	4,106,905
Distributions reinvested	2,978,249	29,216,620	2,953,732	28,828,422	—	—	—	—
Redemptions	(3,779,059)	(38,842,012)	(175,245,945)	(1,922,887,173)	(4,522,176)	(62,822,149)	(5,296,135)	(65,287,452)
Net increase (decrease)	29,194	(1,092,427)	(163,547,886)	(1,798,453,242)	(4,400,973)	(61,091,881)	(4,958,951)	(61,180,547)
Total net increase (decrease)	19,753,280	200,334,136	(84,666,662)	(943,091,634)	(4,363,809)	(60,537,523)	(4,949,357)	(61,054,813)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	130

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Davis New York Venture Fund		Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Year ended December 31,	2011	2010(a)	2011	2010(a)
Operations
Net investment income	$13,271,519	$10,587,820	$6,905,508	$4,404,743
Net realized gain	75,883,698	72,376,560	43,788,244	22,614,571
Net change in unrealized appreciation (depreciation)	(132,065,429)	39,697,709	(108,756,533)	124,128,009
Net increase (decrease) in net assets resulting from operations	(42,910,212)	122,662,089	(58,062,781)	151,147,323
Increase (decrease) in net assets from share transactions	(46,432,652)	(716,762,399)	11,991,638	738,431,152
Total increase (decrease) in net assets	(89,342,864)	(594,100,310)	(46,071,143)	889,578,475
Net assets at beginning of year	1,428,595,196	2,022,695,506	903,516,331	13,937,856
Net assets at end of year	$1,339,252,332	$1,428,595,196	$857,445,188	$903,516,331

	Variable Portfolio – Davis New York Venture Fund				Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Year ended December 31,	2011		2010(a)		2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	12,706,019	123,731,638	238,210,241	2,084,912,417	2,233,065	25,879,040	80,218,627	748,321,015
Redemptions	(15,342,208)	(154,921,160)	(103,314,104)	(897,202,543)	(1,354,430)	(15,660,039)	(922,393)	(9,615,829)
Net increase (decrease)	(2,636,189)	(31,189,522)	134,896,137	1,187,709,874	878,635	10,219,001	79,296,234	738,705,186
Class 2 shares
Subscriptions	108,395	1,075,832	48,700	444,647	220,586	2,462,455	47,813	488,872
Redemptions	(17,414)	(167,838)	(1,512)	(14,684)	(69,744)	(724,971)	(628)	(6,149)
Net increase	90,981	907,994	47,188	429,963	150,842	1,737,484	47,185	482,723
Class 3 Shares
Subscriptions	247,115	2,433,059	11,175,356	102,181,681	217,128	2,446,207	210,610	2,026,933
Redemptions	(1,878,985)	(18,584,183)	(228,996,319)	(2,007,083,917)	(217,473)	(2,411,054)	(289,310)	(2,783,690)
Net increase (decrease)	(1,631,870)	(16,151,124)	(217,820,963)	(1,904,902,236)	(345)	35,153	(78,700)	(756,757)
Total net increase (decrease)	(4,177,078)	(46,432,652)	(82,877,638)	(716,762,399)	1,029,132	11,991,638	79,264,719	738,431,152

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

131	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Variable Portfolio – Partners Small Cap Value Fund
Year ended December 31,	2011	2010(a)
Operations
Net investment income	$5,136,216	$4,549,839
Net realized gain	113,813,380	133,068,608
Net change in unrealized appreciation (depreciation)	(177,706,865)	157,500,889
Net increase (decrease) in net assets resulting from operations	(58,757,269)	295,119,336
Increase (decrease) in net assets from share transactions	87,463,674	(163,744,355)
Total increase in net assets	28,706,405	131,374,981
Net assets at beginning of year	1,453,200,588	1,321,825,607
Net assets at end of year	$1,481,906,993	$1,453,200,588

	Variable Portfolio – Partners Small Cap Value Fund
Year ended December 31,	2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	11,831,299	171,884,024	94,919,123	1,235,066,182
Redemptions	(2,129,505)	(32,279,608)	(18,431,363)	(235,850,356)
Net increase	9,701,794	139,604,416	76,487,760	999,215,826
Class 2 shares
Subscriptions	67,360	1,036,924	32,104	449,961
Redemptions	(43,876)	(624,946)	(340)	(4,457)
Net increase	23,484	411,978	31,764	445,504
Class 3 Shares
Subscriptions	263,596	3,727,706	3,402,838	44,243,334
Redemptions	(3,751,548)	(56,280,426)	(92,569,004)	(1,207,649,019)
Net decrease	(3,487,952)	(52,552,720)	(89,166,166)	(1,163,405,685)
Total net increase (decrease)	6,237,326	87,463,674	(12,646,642)	(163,744,355)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	132

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts of the Funds, except Columbia VP – Cash Management Fund, are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Columbia VP – Balanced Fund

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$13.83	$12.29	$9.89	$15.09	$15.61
Income from investment operations:
Net investment income	0.25	0.27	0.29	0.46	0.43
Net realized and unrealized gain (loss)	0.08	1.27	2.11	(4.72)	(0.16)
Total from investment operations	0.33	1.54	2.40	(4.26)	0.27
Less distributions to shareholders from:
Net investment income	—	—	—	(0.03)	(0.45)
Net realized gains	—	—	—	(0.91)	(0.34)
Total distributions to shareholders	—	—	—	(0.94)	(0.79)
Net asset value, end of period	$14.16	$13.83	$12.29	$9.89	$15.09
Total return	2.39%	12.53%	24.23%	(29.92% )	1.74%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.90%	0.83%	0.73%	0.71%	0.80%
Net expenses after fees waived or expenses reimbursed(b)	0.83%	0.83%	0.73%	0.71%	0.80%
Net investment income	1.81%	2.15%	2.75%	3.27%	2.65%
Supplemental data
Net assets, end of period (in thousands)	$846,880	$960,000	$1,016,394	$920,800	$1,731,335
Portfolio turnover(c)	192%	156%	208%	131%	118%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(c)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 168%, 96% 164% and 82% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

133	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP – Cash Management Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(b)	0.00	(b)
Net realized and unrealized gain	0.00	(b)	0.00	(b)
Increase from payments by affiliate	—		0.00	(b)
Total from investment operations	0.00	(b)	0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$1.00		$1.00
Total return	0.01%		0.01%	(c)
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.47%		0.51%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.15%		0.23%	(d)
Net investment income	0.01%		0.01%	(d)
Supplemental data
Net assets, end of period (in thousands)	$283,185		$212,830

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(b)	0.00	(b)
Net realized and unrealized gain	0.00	(b)	0.00	(b)
Increase from payments by affiliate	—		0.00	(b)
Total from investment operations	0.00	(b)	0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$1.00		$1.00
Total return	0.01%		0.02%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.71%		0.76%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.15%		0.23%	(c)
Net investment income	0.01%		0.00%	(c),(e)
Supplemental data
Net assets, end of period (in thousands)	$9,774		$3,829

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	Rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	134

Financial Highlights (continued)

Columbia VP – Cash Management Fund (continued)

	Year ended Dec. 31,
	2011		2010		2009		2008		2007
Class 3
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.02		0.05
Net realized and unrealized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	—
Increase from payments by affiliate	—		0.00	(a)	0.00	(a)	0.00	(a)	—
Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.02		0.05
Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.02)		(0.05)
Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.02)		(0.05)
Proceeds from regulatory settlement	—		—		(0.00	)(a)	—		—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.01%		0.01%	(b)	0.16%	(c)	2.31%	(d)	4.75%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.59%		0.62%		0.64%		0.62%		0.60%
Net expenses after fees waived or expenses reimbursed(e)	0.16%		0.22%		0.47%	(f)	0.62%	(f)	0.60%
Net investment income	0.01%		0.01%		0.07%		2.27%		4.72%
Supplemental data
Net assets, end of period (in thousands)	$579,896		$621,642		$959,022		$1,672,805		$1,337,525

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.28%.
(c)	During the year ended December 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.
(d)	During the year ended December 31, 2008, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.57%.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)

The Investment Manager and certain of its affiliates agreed to waive/reimburse fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

The accompanying Notes to Financial Statements are an integral part of this statement.

135	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP — Diversified Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.00	$11.14
Income from investment operations:
Net investment income	0.40	0.28
Net realized and unrealized gain	0.32	0.23
Total from investment operations	0.72	0.51
Less distributions to shareholders from:
Net investment income	(0.53)	(0.65)
Total distributions to shareholders	(0.53)	(0.65)
Net asset value, end of period	$11.19	$11.00
Total return	6.75%	4.73%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.55%	0.61%	(c)
Net expenses after fees waived or expenses reimbursed	0.55%	0.61%	(c)
Net investment income	3.66%	3.94%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,563,889	$2,224,176
Portfolio turnover	330% (d)	382%	(d)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 226% and 256% for the years ended December 31, 2011 and 2010, respectively.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.99	$11.14
Income from investment operations:
Net investment income	0.38	0.25
Net realized and unrealized gain	0.31	0.24
Total from investment operations	0.69	0.49
Less distributions to shareholders from:
Net investment income	(0.52)	(0.64)
Total distributions to shareholders	(0.52)	(0.64)
Net asset value, end of period	$11.16	$10.99
Total return	6.47%	4.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.80%	0.85%	(c)
Net expenses after fees waived or expenses reimbursed	0.80%	0.85%	(c)
Net investment income	3.47%	3.44%	(c)
Supplemental data
Net assets, end of period (in thousands)	$13,590	$3,422
Portfolio turnover	330% (d)	382%	(d)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 226% and 256% for the years ended December 31, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	136

Financial Highlights (continued)

Columbia VP – Diversified Bond Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$11.00	$10.76	$9.80	$10.50	$10.47
Income from investment operations:
Net investment income	0.39	0.40	0.43	0.50	0.50
Net realized and unrealized gain (loss)	0.32	0.48	0.95	(1.15)	0.03
Total from investment operations	0.71	0.88	1.38	(0.65)	0.53
Less distributions to shareholders from:
Net investment income	(0.51)	(0.64)	(0.42)	(0.05)	(0.49)
Tax return of capital	—	—	—	—	(0.01)
Total distributions to shareholders	(0.51)	(0.64)	(0.42)	(0.05)	(0.50)
Net asset value, end of period	$11.20	$11.00	$10.76	$9.80	$10.50
Total return	6.68%	8.33%	14.42%	(6.32% )	5.20%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.71%	0.71%	0.72%	0.74%
Net expenses after fees waived or expenses reimbursed	0.68%	0.71%	0.71%	0.72%	0.74%
Net investment income	3.53%	3.62%	4.12%	4.77%	4.79%
Supplemental data
Net assets, end of period (in thousands)	$1,510,737	$1,712,149	$5,577,210	$4,479,609	$4,353,396
Portfolio turnover	330% (b)	382% (b)	434% (b)	231% (b)	289%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 226%, 256%, 308% and 120% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

137	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP – Dynamic Equity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$19.34	$18.00
Income from investment operations:
Net investment income	0.32	0.20
Net realized and unrealized gain	0.72	1.14
Total from investment operations	1.04	1.34
Net asset value, end of period	$20.38	$19.34
Total return	5.38%	7.45%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85%	0.84%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.78%	0.84%	(c)
Net investment income	1.60%	1.77%	(c)
Supplemental data
Net assets, end of period (in thousands)	$6	$5
Portfolio turnover	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$19.32	$18.00
Income from investment operations:
Net investment income	0.32	0.17
Net realized and unrealized gain	0.66	1.15
Total from investment operations	0.98	1.32
Net asset value, end of period	$20.30	$19.32
Total return	5.07%	7.33%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	1.11%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.00%	1.11%	(c)
Net investment income	1.61%	1.46%	(c)
Supplemental data
Net assets, end of period (in thousands)	$254	$32
Portfolio turnover	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	138

Financial Highlights (continued)

Columbia VP – Dynamic Equity Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$19.32	$16.46	$13.26	$25.27	$25.04
Income from investment operations:
Net investment income	0.29	0.23	0.26	0.38	0.35
Net realized and unrealized gain (loss)	0.72	2.63	2.94	(10.22)	0.39
Total from investment operations	1.01	2.86	3.20	(9.84)	0.74
Less distributions to shareholders from:
Net investment income	—	—	—	(0.04)	(0.34)
Net realized gains	—	—	—	(2.13)	(0.17)
Total distributions to shareholders	—	—	—	(2.17)	(0.51)
Net asset value, end of period	$20.33	$19.32	$16.46	$13.26	$25.27
Total return	5.23%	17.37%	24.13%	(42.16% )	2.93%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.96%	0.94%	0.71%	0.72%	0.86%
Net expenses after fees waived or expenses reimbursed(b)	0.91%	0.94%	0.71%	0.72%	0.86%
Net investment income	1.45%	1.36%	1.87%	1.77%	1.29%
Supplemental data
Net assets, end of period (in thousands)	$1,229,110	$1,373,003	$1,393,213	$1,348,591	$3,023,361
Portfolio turnover	57%	87%	70%	109%	66%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

139	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP – Emerging Markets Opportunity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$17.95	$15.68
Income from investment operations:
Net investment income	0.15	0.07
Net realized and unrealized gain (loss)	(3.83)	2.33
Total from investment operations	(3.68)	2.40
Less distributions to shareholders from:
Net investment income	(0.20)	(0.13)
Net realized gains	(0.25)	—
Total distributions to shareholders	(0.45)	(0.13)
Net asset value, end of period	$13.82	$17.95
Total return	(20.90% )	15.48%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.32%	1.37%	(c)
Net expenses after fees waived or expenses reimbursed	1.32%	1.37%	(c)
Net investment income	0.96%	0.71%	(c)
Supplemental data
Net assets, end of period (in thousands)	$500,581	$490,399
Portfolio turnover	100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$17.92	$15.68
Income from investment operations:
Net investment income (loss)	0.12	(0.04)
Net realized and unrealized gain (loss)	(3.83)	2.41
Total from investment operations	(3.71)	2.37
Less distributions to shareholders from:
Net investment income	(0.17)	(0.13)
Net realized gains	(0.25)	—
Total distributions to shareholders	(0.42)	(0.13)
Net asset value, end of period	$13.79	$17.92
Total return	(21.10% )	15.24%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.57%	1.56%	(c)
Net expenses after fees waived or expenses reimbursed	1.57%	1.56%	(c)
Net investment income (loss)	0.78%	(0.33%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$4,635	$2,050
Portfolio turnover	100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	140

Financial Highlights (continued)

Columbia VP – Emerging Markets Opportunity Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009		2008	2007
Class 3
Per share data
Net asset value, beginning of period	$17.94	$15.20	$8.76		$22.49	$17.35
Income from investment operations:
Net investment income	0.13	0.11	0.06		0.16	0.14
Net realized and unrealized gain (loss)	(3.83)	2.85	6.42		(10.66)	6.11
Total from investment operations	(3.70)	2.96	6.48		(10.50)	6.25
Less distributions to shareholders from:
Net investment income	(0.18)	(0.22)	(0.04)		(0.12)	(0.11)
Net realized gains	(0.25)	—	—		(3.11)	(1.00)
Total distributions to shareholders	(0.43)	(0.22)	(0.04)		(3.23)	(1.11)
Proceeds from regulatory settlement	—	—	0.00	(a)	—	—
Net asset value, end of period	$13.81	$17.94	$15.20		$8.76	$22.49
Total return	(21.02% )	19.76%	74.08%		(53.71% )	38.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.44%	1.45%	1.42%		1.61%	1.50%
Net expenses after fees waived or expenses reimbursed	1.44%	1.45%	1.42%		1.61%	1.50%
Net investment income	0.83%	0.73%	0.52%		1.06%	0.73%
Supplemental data
Net assets, end of period (in thousands)	$368,548	$557,231	$911,711		$712,900	$961,963
Portfolio turnover	100%	86%	145%	(c)	140%	124%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on February 13, 2009 in exchange for Fund shares issued.

The accompanying Notes to Financial Statements are an integral part of this statement.

141	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP – Global Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.70	$11.41
Income from investment operations:
Net investment income	0.39	0.25
Net realized and unrealized gain	0.18	0.50
Total from investment operations	0.57	0.75
Less distributions to shareholders from:
Net investment income	(0.36)	(0.46)
Net realized gains	(0.06)	—
Total distributions to shareholders	(0.42)	(0.46)
Net asset value, end of period	$11.85	$11.70
Total return	4.92%	6.72%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75%	0.85%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.75%	0.85%	(c)
Net investment income	3.24%	3.35%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,197,612	$1,086,905
Portfolio turnover	50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December. 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.69	$11.41
Income from investment operations:
Net investment income	0.35	0.22
Net realized and unrealized gain	0.19	0.51
Total from investment operations	0.54	0.73
Less distributions to shareholders from:
Net investment income	(0.34)	(0.45)
Net realized gains	(0.06)	—
Total distributions to shareholders	(0.40)	(0.45)
Net asset value, end of period	$11.83	$11.69
Total return	4.62%	6.54%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.99%	1.11%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.99%	1.10%	(c)
Net investment income	2.95%	2.90%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5,578	$1,827
Portfolio turnover	50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December. 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	142

Financial Highlights (continued)

Columbia VP – Global Bond Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$11.70	$11.50	$10.50	$11.32	$10.90
Income from investment operations:
Net investment income	0.37	0.45	0.31	0.42	0.38
Net realized and unrealized gain (loss)	0.19	0.29	0.88	(0.46)	0.44
Total from investment operations	0.56	0.74	1.19	(0.04)	0.82
Less distributions to shareholders from:
Net investment income	(0.35)	(0.54)	(0.19)	(0.77)	(0.40)
Net realized gains	(0.06)	—	—	(0.01)	—
Total distributions to shareholders	(0.41)	(0.54)	(0.19)	(0.78)	(0.40)
Net asset value, end of period	$11.85	$11.70	$11.50	$10.50	$11.32
Total return	4.78%	6.58%	11.38%	(0.44% )	7.65%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.95%	0.97%	0.97%	1.00%
Net expenses after fees waived or expenses reimbursed(b)	0.88%	0.95%	0.96%	0.97%	1.00%
Net investment income	3.13%	3.87%	2.78%	3.56%	3.45%
Supplemental data
Net assets, end of period (in thousands)	$456,088	$520,055	$1,676,097	$1,439,491	$1,327,706
Portfolio turnover	50%	66%	77%	62%	69%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

143	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP – Global Inflation Protected Securities Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$9.54	$9.61
Income from investment operations:
Net investment income	0.36	0.21
Net realized and unrealized gain (loss)	0.55	(0.02)
Total from investment operations	0.91	0.19
Less distributions to shareholders from:
Net investment income	(0.74)	(0.24)
Net realized gains	(0.13)	(0.02)
Total distributions to shareholders	(0.87)	(0.26)
Net asset value, end of period	$9.58	$9.54
Total return	10.08%	2.06%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.56%	0.58% (c)
Net expenses after fees waived or expenses reimbursed	0.56%	0.58% (c)
Net investment income	3.81%	3.34% (c)
Supplemental data
Net assets, end of period (in thousands)	$2,546,875	$2,209,105
Portfolio turnover	66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$9.52	$9.61
Income from investment operations:
Net investment income	0.31	0.39
Net realized and unrealized gain (loss)	0.59	(0.22)
Total from investment operations	0.90	0.17
Less distributions to shareholders from:
Net investment income	(0.74)	(0.24)
Net realized gains	(0.13)	(0.02)
Total distributions to shareholders	(0.87)	(0.26)
Net asset value, end of period	$9.55	$9.52
Total return	9.91%	1.80%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.81%	0.81% (c)
Net expenses after fees waived or expenses reimbursed	0.81%	0.81% (c)
Net investment income	3.31%	6.34% (c)
Supplemental data
Net assets, end of period (in thousands)	$5,016	$1,227
Portfolio turnover	66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	144

Financial Highlights (continued)

Columbia VP – Global Inflation Protected Securities Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009		2008	2007
Class 3
Per share data
Net asset value, beginning of period	$9.54	$9.40	$10.06		$10.28	$9.76
Income from investment operations:
Net investment income	0.35	0.19	0.13		0.43	0.52
Net realized and unrealized gain (loss)	0.56	0.20	0.50		(0.40)	0.24
Total from investment operations	0.91	0.39	0.63		0.03	0.76
Less distributions to shareholders from:
Net investment income	(0.73)	(0.23)	(1.29)		(0.25)	(0.24)
Net realized gains	(0.13)	(0.02)	(0.00	)(a)	—	—
Total distributions to shareholders	(0.86)	(0.25)	(1.29)		(0.25)	(0.24)
Net asset value, end of period	$9.59	$9.54	$9.40		$10.06	$10.28
Total return	10.03%	4.13%	6.84%		0.14%	7.93%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.70%	0.71%		0.73%	0.74%
Net expenses after fees waived or expenses reimbursed(c)	0.68%	0.70%	0.71%		0.72%	0.72%
Net investment income	3.70%	1.96%	1.41%		3.95%	4.50%
Supplemental data
Net assets, end of period (in thousands)	$319,854	$330,937	$2,348,120		$982,653	$820,061
Portfolio turnover	66%	66%	135%		54%	80%
Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

145	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP – High Yield Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$6.94	$7.09
Income from investment operations:
Net investment income	0.49	0.34
Net realized and unrealized gain (loss)	(0.10)	0.16
Total from investment operations	0.39	0.50
Less distributions to shareholders from:
Net investment income	(0.59)	(0.65)
Total distributions to shareholders	(0.59)	(0.65)
Net asset value, end of period	$6.74	$6.94
Total return	5.82%	7.98%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.73%	0.75%
Net expenses after fees waived or expenses reimbursed	0.73%	0.75%
Net investment income	7.23%	7.70%
Supplemental data
Net assets, end of period (in thousands)	$6	$5
Portfolio turnover	76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$6.93	$7.09
Income from investment operations:
Net investment income	0.47	0.30
Net realized and unrealized gain (loss)	(0.10)	0.18
Total from investment operations	0.37	0.48
Less distributions to shareholders from:
Net investment income	(0.59)	(0.64)
Total distributions to shareholders	(0.59)	(0.64)
Net asset value, end of period	$6.71	$6.93
Total return	5.46%	7.79%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.05%
Net expenses after fees waived or expenses reimbursed	1.01%	1.05%
Net investment income	6.98%	6.83%
Supplemental data
Net assets, end of period (in thousands)	$6,894	$2,132
Portfolio turnover	76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	146

Financial Highlights (continued)

Columbia VP – High Yield Bond Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$6.93	$6.71	$4.84	$6.48	$6.85
Income from investment operations:
Net investment income	0.49	0.52	0.55	0.66	0.50
Net realized and unrealized gain (loss)	(0.11)	0.34	1.94	(2.28)	(0.37)
Total from investment operations	0.38	0.86	2.49	(1.62)	0.13
Less distributions to shareholders from:
Net investment income	(0.58)	(0.64)	(0.62)	(0.02)	(0.50)
Total distributions to shareholders	(0.58)	(0.64)	(0.62)	(0.02)	(0.50)
Net asset value, end of period	$6.73	$6.93	$6.71	$4.84	$6.48
Total return	5.68%	13.96%	53.86%	(25.19% )	1.86%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.88%	0.86%	0.89%	0.87%
Net expenses after fees waived or expenses reimbursed	0.88%	0.88%	0.86%	0.89%	0.87%
Net investment income	7.08%	7.65%	9.43%	8.84%	7.38%
Supplemental data
Net assets, end of period (in thousands)	$596,351	$677,780	$727,045	$522,569	$1,032,310
Portfolio turnover	76%	88%	102%	58%	84%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

147	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP – Income Opportunities Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.69	$11.25
Income from investment operations:
Net investment income	0.70	0.51
Net realized and unrealized gain (loss)	(0.04)	0.23
Total from investment operations	0.66	0.74
Less distributions to shareholders from:
Net investment income	(1.03)	(1.30)
Net realized gains	(0.30)	—
Total distributions to shareholders	(1.33)	(1.30)
Net asset value, end of period	$10.02	$10.69
Total return	6.42%	7.68%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.72%	0.78%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.72%	0.78%	(c)
Net investment income	6.76%	7.47%	(c)
Supplemental data
Net assets, end of period (in thousands)	$983,282	$842,202
Portfolio turnover	66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.67	$11.25
Income from investment operations:
Net investment income	0.66	0.47
Net realized and unrealized gain (loss)	(0.03)	0.24
Total from investment operations	0.63	0.71
Less distributions to shareholders from:
Net investment income	(1.02)	(1.29)
Net realized gains	(0.30)	—
Total distributions to shareholders	(1.32)	(1.29)
Net asset value, end of period	$9.98	$10.67
Total return	6.17%	7.44%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.97%	1.01%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.96%	1.01%	(c)
Net investment income	6.54%	6.87%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4,704	$929
Portfolio turnover	66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	148

Financial Highlights (continued)

Columbia VP – Income Opportunities Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$10.71	$10.71	$7.99	$9.86	$10.32
Income from investment operations:
Net investment income	0.69	0.81	0.84	0.69	0.70
Net realized and unrealized gain (loss)	(0.05)	0.47	2.46	(2.54)	(0.44)
Total from investment operations	0.64	1.28	3.30	(1.85)	0.26
Less distributions to shareholders from:
Net investment income	(1.01)	(1.28)	(0.58)	(0.02)	(0.68)
Net realized gains	(0.30)	—	—	—	(0.02)
Tax return of capital	—	—	—	—	(0.02)
Total distributions to shareholders	(1.31)	(1.28)	(0.58)	(0.02)	(0.72)
Net asset value, end of period	$10.04	$10.71	$10.71	$7.99	$9.86
Total return	6.26%	13.04%	42.41%	(18.82% )	2.65%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.85%	0.86%	0.88%	0.92%	0.91%
Net expenses after fees waived or expenses reimbursed(b)	0.85%	0.86%	0.88%	0.92%	0.91%
Net investment income	6.63%	7.38%	8.63%	8.04%	6.89%
Supplemental data
Net assets, end of period (in thousands)	$236,367	$251,747	$2,003,909	$755,538	$735,780
Portfolio turnover	66%	77%	70%	76%	98%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

149	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia VP – Mid Cap Growth Opportunity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$14.55	$13.30
Income from investment operations:
Net investment loss	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(2.17)	1.26
Total from investment operations	(2.18)	1.25
Net asset value, end of period	$12.37	$14.55
Total return	(14.98% )	9.40%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.92%	0.81%	(c)
Net expenses after fees waived or expenses reimbursed	0.92%	0.81%	(c)
Net investment loss	(0.08% )	(0.09%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$5	$5
Portfolio turnover	165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$14.53	$13.30
Income from investment operations:
Net investment loss	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(2.18)	1.26
Total from investment operations	(2.21)	1.23
Net asset value, end of period	$12.32	$14.53
Total return	(15.21% )	9.25%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.18%	1.09%	(c)
Net expenses after fees waived or expenses reimbursed	1.18%	1.09%	(c)
Net investment loss	(0.25% )	(0.31%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$572	$134
Portfolio turnover	165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	150

Financial Highlights (continued)

Columbia VP – Mid Cap Growth Opportunity Fund (continued)

	Year ended Dec. 31,
	2011	2010		2009		2008		2007
Class 3
Per share data
Net asset value, beginning of period	$14.53	$11.51		$7.04		$12.85		$11.42
Income from investment operations:
Net investment loss	(0.03)	(0.02)		(0.01)		(0.00	)(a)	(0.02)
Net realized and unrealized gain (loss)	(2.16)	3.04		4.48		(5.74)		1.58
Total from investment operations	(2.19)	3.02		4.47		(5.74)		1.56
Less distributions to shareholders from:
Net investment income	—	—		—		(0.00	)(a)	(0.01)
Net realized gains	—	—		—		(0.07)		(0.12)
Total distributions to shareholders	—	—		—		(0.07)		(0.13)
Net asset value, end of period	$12.34	$14.53		$11.51		$7.04		$12.85
Total return	(15.07% )	26.28%		63.39%		(44.84%	)	13.74%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	0.99%		1.07%		0.88%		0.86%
Net expenses after fees waived or expenses reimbursed	1.03%	0.99%		1.07%		0.88%		0.86%
Net investment loss	(0.20% )	(0.19%	)	(0.15%	)	(0.01%	)	(0.12% )
Supplemental data
Net assets, end of period (in thousands)	$292,116	$407,945		$380,078		$256,228		$593,253
Portfolio turnover	165%	100%		126%		70%		93%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

151	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

VP – Davis New York Venture Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.00	$9.54
Income from investment operations:
Net investment income	0.10	0.06
Net realized and unrealized gain (loss)	(0.45)	0.40
Total from investment operations	(0.35)	0.46
Net asset value, end of period	$9.65	$10.00
Total return	(3.50% )	4.82%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.82%	0.82%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.78%	0.82%	(c)
Net investment income	1.01%	0.98%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,276,709	$1,348,356
Portfolio turnover	21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$9.99	$9.54
Income from investment operations:
Net investment income	0.07	0.06
Net realized and unrealized gain (loss)	(0.43)	0.39
Total from investment operations	(0.36)	0.45
Net asset value, end of period	$9.63	$9.99
Total return	(3.60% )	4.72%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	0.88%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.03%	0.88%	(c)
Net investment income	0.76%	1.04%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,330	$472
Portfolio turnover	21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	152

Financial Highlights (continued)

VP – Davis New York Venture Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008		2007
Class 3
Per share data
Net asset value, beginning of period	$9.99	$8.96	$6.82	$11.20		$10.92
Income from investment operations:
Net investment income	0.09	0.03	0.05	0.06		0.11
Net realized and unrealized gain (loss)	(0.44)	1.00	2.09	(4.35)		0.30
Total from investment operations	(0.35)	1.03	2.14	(4.29)		0.41
Less distributions to shareholders from:
Net investment income	—	—	—	(0.00	)(a)	(0.11)
Net realized gains	—	—	—	(0.09)		(0.02)
Total distributions to shareholders	—	—	—	(0.09)		(0.13)
Net asset value, end of period	$9.64	$9.99	$8.96	$6.82		$11.20
Total return	(3.50% )	11.52%	31.33%	(38.58%	)	3.84%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.94%	1.05%	0.94%	1.06%		0.99%
Net expenses after fees waived or expenses reimbursed(c)	0.90%	1.05%	0.94%	1.03%		0.99%
Net investment income	0.89%	0.35%	0.64%	0.81%		1.03%
Supplemental data
Net assets, end of period (in thousands)	$61,213	$79,768	$2,022,696	$842,243		$785,968
Portfolio turnover	21%	32%	21%	18%		12%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

153	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

VP – Goldman Sachs Mid Cap Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.18	$10.44
Income from investment operations:
Net investment income	0.09	0.06
Net realized and unrealized gain (loss)	(0.79)	0.68
Total from investment operations	(0.70)	0.74
Net asset value, end of period	$10.48	$11.18
Total return	(6.26% )	7.09%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.90%	0.92%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.90%	0.92%	(c)
Net investment income	0.77%	0.92%	(c)
Supplemental data
Net assets, end of period (in thousands)	$840,305	$886,881
Portfolio turnover	76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.17	$10.44
Income from investment operations:
Net investment income	0.07	0.07
Net realized and unrealized gain (loss)	(0.80)	0.66
Total from investment operations	(0.73)	0.73
Net asset value, end of period	$10.44	$11.17
Total return	(6.53% )	6.99%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16%	1.19%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.16%	1.19%	(c)
Net investment income	0.67%	0.98%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,068	$527
Portfolio turnover	76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	154

Financial Highlights (continued)

VP – Goldman Sachs Mid Cap Value Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$11.18	$9.17	$6.72	$10.69	$11.37
Income from investment operations:
Net investment income	0.07	0.06	0.10	0.16	0.11
Net realized and unrealized gain (loss)	(0.78)	1.95	2.35	(4.05)	0.59
Total from investment operations	(0.71)	2.01	2.45	(3.89)	0.70
Less distributions to shareholders from:
Net investment income	—	—	—	—	(0.13)
Net realized gains	—	—	—	(0.08)	(1.25)
Total distributions to shareholders	—	—	—	(0.08)	(1.38)
Net asset value, end of period	$10.47	$11.18	$9.17	$6.72	$10.69
Total return	(6.35% )	21.87%	36.47%	(36.58% )	6.03%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.03%	1.14%	1.56%	4.35%	2.09%
Net expenses after fees waived or expenses reimbursed(b)	1.03%	1.05%	1.17%	1.14%	1.05%
Net investment income	0.64%	0.64%	1.36%	1.57%	0.88%
Supplemental data
Net assets, end of period (in thousands)	$15,072	$16,108	$13,938	$12,020	$26,516
Portfolio turnover	76%	85%	99%	96%	93%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

155	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

VP – Partners Small Cap Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$15.28	$14.34
Income from investment operations:
Net investment income	0.06	0.05
Net realized and unrealized gain (loss)	(0.72)	0.89
Total from investment operations	(0.66)	0.94
Net asset value, end of period	$14.62	$15.28
Total return	(4.32% )	6.56%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04%	1.11%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.01%	1.09%	(c)
Net investment income	0.38%	0.56%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,260,436	$1,168,661
Portfolio turnover	58%	57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$15.25	$14.34
Income from investment operations:
Net investment income	0.02	0.03
Net realized and unrealized gain (loss)	(0.71)	0.88
Total from investment operations	(0.69)	0.91
Net asset value, end of period	$14.56	$15.25
Total return	(4.52% )	6.35%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.29%	1.31%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.26%	1.31%	(c)
Net investment income	0.16%	0.33%	(c)
Supplemental data
Net assets, end of period (in thousands)	$804	$484
Portfolio turnover	58%	57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	156

Financial Highlights (continued)

VP – Partners Small Cap Value Fund (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$15.26	$12.26	$8.98	$13.63	$14.89
Income from investment operations:
Net investment income	0.04	0.02	0.04	0.08	0.11
Net realized and unrealized gain (loss)	(0.72)	2.98	3.24	(4.26)	(0.81)
Total from investment operations	(0.68)	3.00	3.28	(4.18)	(0.70)
Less distributions to shareholders from:
Net investment income	—	—	—	(0.01)	(0.12)
Net realized gains	—	—	—	(0.46)	(0.44)
Total distributions to shareholders	—	—	—	(0.47)	(0.56)
Net asset value, end of period	$14.58	$15.26	$12.26	$8.98	$13.63
Total return	(4.46% )	24.43%	36.55%	(31.57% )	(4.90% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.16%	1.22%	1.27%	1.27%	1.28%
Net expenses after fees waived or expenses reimbursed(b)	1.13%	1.22%	1.26%	1.22%	1.23%
Net investment income	0.24%	0.14%	0.43%	0.84%	0.73%
Supplemental data
Net assets, end of period (in thousands)	$220,667	$284,055	$1,321,826	$916,221	$1,024,352
Portfolio turnover	58%	57%	58%	76%	58%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

157	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Variable Portfolio – Balanced Fund (formerly known as RiverSource Variable Portfolio – Balanced Fund); Columbia Variable Portfolio – Cash Management Fund (formerly known as RiverSource Variable Portfolio – Cash Management Fund); Columbia Variable Portfolio – Diversified Bond Fund (formerly known as RiverSource Variable Portfolio – Diversified Bond Fund); Columbia Variable Portfolio – Dynamic Equity Fund (formerly known as RiverSource Variable Portfolio – Dynamic Equity Fund); Columbia Variable Portfolio – Emerging Markets Opportunity Fund (formerly known as Threadneedle Variable Portfolio – Emerging Markets Fund); Columbia Variable Portfolio – Global Bond Fund (formerly known as RiverSource Variable Portfolio – Global Bond Fund); Columbia Variable Portfolio – Global Inflation Protected Securities Fund (formerly known as RiverSource Variable Portfolio – Global Inflation Protected Securities Fund); Columbia Variable Portfolio – High Yield Bond Fund (formerly known as RiverSource Variable Portfolio – High Yield Bond Fund); Columbia Variable Portfolio – Income Opportunities Fund (formerly known as RiverSource Variable Portfolio – Income Opportunities Fund); Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (formerly known as RiverSource Variable Portfolio – Mid Cap Growth Fund); Variable Portfolio – Davis New York Venture Fund; Variable Portfolio – Goldman Sachs Mid Cap Value Fund and Variable Portfolio – Partners Small Cap Value Fund. Reference to shares and shareholders within these financial statements refer to both shares and partners’ interests as well as shareholders and partners, respectively.

Each Fund, other than Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund, currently operates as a diversified fund. Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund are non-diversified funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund, except Columbia Variable Portfolio – Balanced Fund, offers Class 1, Class 2 and Class 3 shares (Columbia Variable Portfolio – Balanced Fund offers only Class 3 shares) to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a qualified plan or buying a contract and making allocations to one or more Funds. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	158

Notes to Financial Statements (continued)

Asset and mortgaged backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

For all Funds except Columbia Variable Portfolio – Cash Management Fund, short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Securities in the Columbia Variable Portfolio – Cash Management Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

159	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward foreign currency exchange contracts	Funds
The Fund’s custodian entered into forward foreign currency exchange contracts on the Fund’s behalf in order to facilitate the settlement of purchases and sales of securities.	Columbia Variable Portfolio – Emerging Markets Opportunity Fund and Variable Portfolio – Davis New York Venture Fund
To hedge the currency exposure associated with some or all of the Fund’s securities.	Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars.	Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund
To shift investment exposure from one currency to another.	Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund
To shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.	Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund
For the settlement of purchases and sales of securities.	Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund
To go long and short currency exposure	Columbia Variable Portfolio – Global Bond Fund

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	160

Notes to Financial Statements (continued)

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures contracts	Funds
To produce incremental earnings.	Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio –Global Inflation Protected Securities Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark.	Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio –Diversified Bond Fund, Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund
To manage exposure to movements in interest rates.	Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio –Diversified Bond Fund, Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.	Columbia Variable Portfolio – Dynamic Equity Fund
To go long and short duration exposures	Columbia Variable Portfolio – Global Bond Fund

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. Columbia Variable Portfolio – Diversified Bond Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities and increase or decrease its credit exposure to a specific debt security or a basket of debt securities. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation

161	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

(depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

At December 31, 2011, cash collateral of $3,313,000 was pledged to Columbia Variable Portfolio – Diversified Bond Fund for outstanding credit default swap contracts.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio – Balanced Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	$—	*	Net assets — unrealized depreciation on futures contracts	$68,142	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$310,150

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	162

Notes to Financial Statements (continued)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$(442,654)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Futures Contracts	845

Columbia Variable Portfolio – Diversified Bond Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swap contracts	$2,342,292		Unrealized depreciation on swap contracts	$4,020,465
Credit contracts	Premiums paid on outstanding credit default swap contracts	14,474,847		Premiums received on outstanding credit default swap contracts	449,814
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	752,942	*	Net assets — unrealized depreciation on futures contracts	7,113,782	*
Total		$17,570,081			$11,584,061

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$(1,238,087)	$(1,238,087)
Foreign exchange contracts	1,307,080	—	—	$1,307,080
Interest rate contracts	—	(49,638,931)	—	$(49,638,931)
Total	$1,307,080	$(49,638,931)	$(1,238,087)	$(49,569,938)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$(1,678,173)	$(1,678,173)
Foreign exchange contracts	382,304	—	—	$382,304
Interest rate contracts	—	(3,818,486)	—	$(3,818,486)
Total	$382,304	$(3,818,486)	$(1,678,173)	$(5,114,355)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	72
Futures Contracts	38,308

163	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Contracts Opened

Aggregate Notional Opened
Credit Default Swap Contracts — Buy Protection	$405,040,000
Credit Default Swap Contracts — Sell Protection	$18,355,000

Columbia Variable Portfolio – Dynamic Equity Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$334,237	*	Net assets — unrealized depreciation on futures contracts	$—	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$1,167,127

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$69,594

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Futures Contracts	757

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Fair Values of Derivative Instruments at December 31, 2011

At December 31, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(353,599)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	164

Notes to Financial Statements (continued)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	485

Columbia Variable Portfolio – Global Bond Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$8,186,394		Unrealized depreciation on forward foreign currency exchange contracts	$6,829,593
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	4,999,576	*	Net assets — unrealized depreciation on futures contracts	2,510,018	*
Total		$13,185,970			$9,339,611

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$4,959,824	$—	$4,959,824
Interest rate contracts	—	(10,563,528)	$(10,563,528)
Total	$4,959,824	$(10,563,528)	$(5,603,704)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$518,110	$—	$518,110
Interest rate contracts	—	1,631,631	$1,631,631
Total	$518,110	$1,631,631	$2,149,741

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	511
Futures Contracts	24,238

165	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$13,296,232		Unrealized depreciation on forward foreign currency exchange contracts	$1,840,261
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	1,558,206	*	Net assets — unrealized depreciation on futures contracts	847,925	*
Total		$14,854,438			$2,688,186

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$(11,867,935)	$—	$(11,867,935)
Interest rate contracts	—	(9,348,723)	$(9,348,723)
Total	$(11,867,935)	$(9,348,723)	$(21,216,658)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$10,693,218	$—	$10,693,218
Interest rate contracts	—	2,458,306	$2,458,306
Total	$10,693,218	$2,458,306	$13,151,524

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	215
Futures Contracts	20,295
Options Contracts	282

Columbia Variable Portfolio – Davis New York Venture Fund

Fair Values of Derivative Instruments at December 31, 2011

At December 31, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(636)

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	166

Notes to Financial Statements (continued)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	131

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans

The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits because it receives negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the

167	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Certain Funds receive information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	168

Notes to Financial Statements (continued)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio – Dynamic Equity Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Variable Portfolio – Davis New York Venture Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund and Variable Portfolio – Partners Small Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Cash Management Fund, Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund and Columbia Variable Portfolio – Income Opportunities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed quarterly, when available, for Columbia Variable Portfolio – Cash Management Fund. Dividends from net investment income are declared and distributed quarterly, when available, for Columbia Variable Portfolio – Emerging Markets Opportunity Fund and Columbia Variable Portfolio – Global Bond Fund. Dividends from net investment income are declared and distributed annually, when available, for Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund and Columbia Variable Portfolio – Income Opportunities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trusts’ organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued

169	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines as the Fund’s net assets increase. The current annual percentage range for each Fund is as follows:

Fund	High	Low
Columbia Variable Portfolio – Balanced Fund	0.66%	0.49%
Columbia Variable Portfolio – Cash Management Fund	0.33	0.15
Columbia Variable Portfolio – Diversified Bond Fund	0.43	0.30
Columbia Variable Portfolio – Dynamic Equity Fund	0.71	0.54
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1.10	0.90
Columbia Variable Portfolio – Global Bond Fund	0.57	0.47
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.44	0.25
Columbia Variable Portfolio – High Yield Bond Fund	0.59	0.36
Columbia Variable Portfolio – Income Opportunities Fund	0.59	0.36
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.76	0.62
Variable Portfolio – Davis New York Venture Fund	0.73	0.60
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	0.78	0.65
Variable Portfolio – Partners Small Cap Value Fund	0.97	0.87

Prior to April 1, 2011, the management fee annual percentage range for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund was equal to a percentage of the Fund’s average daily net assets that declined from 0.70% to 0.475% as the Fund’s net assets increased.

Prior to April 30, 2011, the management fee annual percentage range for certain Funds was as follows:

Fund	High	Low
Columbia Variable Portfolio – Balanced Fund	0.530%	0.350%
Columbia Variable Portfolio – Diversified Bond Fund	0.480	0.290
Columbia Variable Portfolio – Dynamic Equity Fund	0.600	0.375
Columbia Variable Portfolio – Global Bond Fund	0.720	0.520
Columbia Variable Portfolio – Income Opportunities Fund	0.610	0.380

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	170

Notes to Financial Statements (continued)

For the following Funds, prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the stated Index. The maximum adjustment was 0.08% for Columbia Variable Portfolio – Balanced Fund and 0.12% for each other Fund. If the performance difference was less than 0.50%, the adjustment was zero. The index name and the amount the management fee was increased (decreased) for each Fund for the year ended December 31, 2011 was:

Fund	Index	Increase (decrease)
Columbia Variable Portfolio – Balanced Fund*	Lipper Balanced Funds Index	$93,581
Columbia Variable Portfolio – Dynamic Equity Fund*	Lipper Large-Cap Core Funds Index	643,160
Columbia Variable Portfolio – Emerging Markets Opportunity Fund*	Lipper Emerging Markets Funds Index	(37,549)
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund**	Lipper Mid-Cap Growth Funds Index	(34,791)
Variable Portfolio – Davis New York Venture Fund**	Lipper Large-Cap Core Funds Index	(253,348)
Variable Portfolio – Goldman Sachs Mid Cap Value Fund*	Lipper Mid-Cap Value Funds Index	30,860
Variable Portfolio – Partners Small Cap Value Fund*	Lipper Small-Cap Value Funds Index	(383,512)

*	Effective April 30, 2011, the PIA was terminated.
**	Effective October 1, 2010, the Investment Manager agreed that for a transitional period of 6 months (which was equal to half of the Fund’s rolling performance fee calculation period), the Fund would compensate the Investment Manager at the lower of: (1) the management fee calculated and capped at the rate calculated under the current IMSA agreement prior to any PIA, or (2) the fee calculated under the current IMSA including any applicable downward adjustment under the terms of the PIA. Effective April 1, 2011, the PIA was eliminated.

The effective management fee rate, as a percentage of each Fund’s average daily net assets including any adjustments under the terms of the PIA, was as follows for the year ended December 31, 2011:

Fund	Management fee
Columbia Variable Portfolio – Balanced Fund	0.61%
Columbia Variable Portfolio – Cash Management Fund	0.33
Columbia Variable Portfolio – Diversified Bond Fund	0.42
Columbia Variable Portfolio – Dynamic Equity Fund	0.69
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1.07
Columbia Variable Portfolio – Global Bond Fund	0.59
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.42
Columbia Variable Portfolio – High Yield Bond Fund	0.58
Columbia Variable Portfolio – Income Opportunities Fund	0.58
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.73
Variable Portfolio – Davis New York Venture Fund	0.69
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	0.77
Variable Portfolio – Partners Small Cap Value Fund	0.89

Subadvisory Agreements

The Investment Manager contracts with and compensates subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	Threadneedle International Limited (Threadneedle)*
Variable Portfolio – Davis New York Venture Fund	Davis Selected Advisers, L.P.
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	Goldman Sachs Asset Management, Inc.
Variable Portfolio – Partners Small Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Donald Smith & Co., Inc. River Road Asset Management, LLC Denver Investment Advisors LLC Turner Investments, L.P.

*	An affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial.

For Variable Portfolio – Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board, of the allocation that is in the best interests of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

171	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range for each Fund and the fee rate of each Fund’s average daily net assets for the year ended December 31, 2011, was as follows:

Fund	High	Low	Administration fee %
Columbia Variable Portfolio – Balanced Fund	0.06%	0.03%	0.06%
Columbia Variable Portfolio – Cash Management Fund	0.06	0.03	0.06
Columbia Variable Portfolio – Diversified Bond Fund	0.07	0.04	0.06
Columbia Variable Portfolio – Dynamic Equity Fund	0.06	0.03	0.06
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	0.08	0.05	0.08
Columbia Variable Portfolio – Global Bond Fund	0.08	0.05	0.08
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.07	0.04	0.06
Columbia Variable Portfolio – High Yield Bond Fund	0.07	0.04	0.07
Columbia Variable Portfolio – Income Opportunities Fund	0.07	0.04	0.07
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.06	0.03	0.06
Variable Portfolio – Davis New York Venture Fund	0.06	0.03	0.06
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	0.06	0.03	0.06
Variable Portfolio – Partners Small Cap Value Fund	0.08	0.05	0.08

Other Fees

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were as follows:

Fund	Amount Paid
Columbia Variable Portfolio – Balanced Fund	$4,917
Columbia Variable Portfolio – Cash Management Fund	4,649
Columbia Variable Portfolio – Diversified Bond Fund	19,851
Columbia Variable Portfolio – Dynamic Equity Fund	7,057
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	5,474
Columbia Variable Portfolio – Global Bond Fund	8,570
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	13,198
Columbia Variable Portfolio – High Yield Bond Fund	3,938
Columbia Variable Portfolio – Income Opportunities Fund	6,447
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	2,626
Variable Portfolio – Davis New York Venture Fund	7,263
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	4,761
Variable Portfolio – Partners Small Cap Value Fund	7,102

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agency Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	172

Notes to Financial Statements (continued)

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1	Class 2	Class 3
Columbia Variable Portfolio – Balanced Fund	N/A	N/A	0.82%
Columbia Variable Portfolio – Cash Management Fund	0.455%	0.705%	0.58
Columbia Variable Portfolio – Dynamic Equity Fund	0.735	0.985	0.86
Columbia Variable Portfolio – Global Bond Fund	0.835	1.085	0.96
Columbia Variable Portfolio – Income Opportunities Fund	0.705	0.955	0.83
Variable Portfolio – Davis New York Venture Fund	0.775	1.025	0.90
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	1.035	1.285	1.16
Variable Portfolio – Partners Small Cap Value Fund	1.015	1.265	1.14

Prior to April 30, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1	Class 2	Class 3
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1.405%	1.655%	1.53%
Columbia Variable Portfolio – Global Bond Fund	0.845	1.095	0.97
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.635	0.885	0.76
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.955	1.205	1.08
Variable Portfolio – Davis New York Venture Fund	0.865	1.115	0.99
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	1.075	1.325	1.20
Variable Portfolio – Partners Small Cap Value Fund	1.075	1.325	1.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

From time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Columbia Variable Portfolio – Cash Management Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

173	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

For the year ended December 31, 2011, these differences are primarily due to differing treatments for futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, investments in partnerships, post-October losses, interest on bonds, foreign tax credits and deferral/reversal of wash sale losses. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Fund	Undistributed (excess of distributions over) net investment income	Accumulated net realized gain (loss)	Paid-in capital increase (decrease)
Columbia Variable Portfolio – Diversified Bond Fund	$15,823,216	$(15,823,216)	$—
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	164,492	(164,492)	—
Columbia Variable Portfolio – Global Bond Fund	1,772,948	(1,772,948)	—
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	(12,207,138)	12,207,138	—
Columbia Variable Portfolio – High Yield Bond Fund	(4,553,670)	(270,557)	4,824,227
Columbia Variable Portfolio – Income Opportunities Fund	5,595	(5,595)	—

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

	Year ended December 31, 2011		Year ended December 31, 2010
Fund	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains
Columbia Variable Portfolio – Cash Management Fund	$82,021	$—	$88,720	$—
Columbia Variable Portfolio – Diversified Bond Fund	185,574,106	—	209,992,016	—
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	11,128,101	15,307,256	13,645,187	—
Columbia Variable Portfolio – Global Bond Fund	50,957,074	7,377,820	72,733,938	—
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	228,230,130	15,132,461	59,397,779	628,759
Columbia Variable Portfolio – High Yield Bond Fund	53,150,517	—	62,430,707	—
Columbia Variable Portfolio – Income Opportunities Fund	111,778,553	30,474,383	115,487,853	—

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed accumulated long-term gain	Accumulated realized loss	Unrealized appreciation (depreciation)
Columbia Variable Portfolio – Cash Management Fund	$2,279	$—	$(2,605,061)	$(28,641)
Columbia Variable Portfolio – Diversified Bond Fund	188,487,531	63,649,744	—	98,689,501
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	—	21,706,790	—	(47,773,892)
Columbia Variable Portfolio – Global Bond Fund	32,063,206	4,686,633	—	71,814,435
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	140,305,427	23,365,596	—	(140,515,729)
Columbia Variable Portfolio – High Yield Bond Fund	45,734,627	—	(123,501,096)	9,900,463
Columbia Variable Portfolio – Income Opportunities Fund	80,999,421	22,793,023	—	28,437,415

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	174

Notes to Financial Statements (continued)

At December 31, 2011, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net appreciation (depreciation)
Columbia Variable Portfolio – Cash Management Fund	$873,878,835	$—	$—	$—
Columbia Variable Portfolio – Diversified Bond Fund	4,450,042,046	135,098,710	(29,045,557)	106,053,153
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	946,397,805	58,873,413	(106,374,173)	(47,500,760)
Columbia Variable Portfolio – Global Bond Fund	1,569,093,044	98,830,464	(28,339,186)	70,491,278
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	3,312,288,060	49,641,591	(186,398,752)	(136,757,161)
Columbia Variable Portfolio – High Yield Bond Fund	619,877,656	19,683,090	(9,759,573)	9,923,517
Columbia Variable Portfolio – Income Opportunities Fund	1,370,104,168	42,727,129	(14,232,561)	28,494,568

The following capital loss carryforward, determined at December 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2013	2014	2015	2016	2017	2018	Unlimited	Total
Columbia Variable Portfolio – Cash Management Fund	$9	$—	$1,337	$282,517	$2,314,644	$6,554	$—	$2,605,061
Columbia Variable Portfolio – High Yield Bond Fund	—	—	—	51,243,546	72,257,550	—	—	123,501,096

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended December 31, 2011, the amount of capital loss carryforward utilized and expired unused were as follows:

Fund	Utilized	Expired
Columbia Variable Portfolio – Cash Management Fund	$141	$—
Columbia Variable Portfolio – Diversified Bond Fund	21,568,860	—
Columbia Variable Portfolio – High Yield Bond Fund	22,431,283	—

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

175	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Note 5. Portfolio Information

For the year ended December 31, 2011, the cost of purchases and proceeds from sales of securities, including U.S. government securities and any applicable mortgage dollar rolls, but excluding short-term obligations, for each Fund aggregated to:

Fund	Purchases	Proceeds	Purchases of U.S. government securities	Proceeds from sales of U.S. government securities
Columbia Variable Portfolio – Balanced Fund	$1,773,875,109	$1,943,580,532	$1,217,350,363	$1,233,461,198
Columbia Variable Portfolio – Cash Management Fund	26,221,070,188	26,187,532,539	560,965,646	677,000,000
Columbia Variable Portfolio – Diversified Bond Fund	13,200,725,001	13,478,751,195	12,071,600,398	12,197,845,677
Columbia Variable Portfolio – Dynamic Equity Fund	740,547,886	936,433,194	—	—
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1,014,034,753	968,064,006	—	—
Columbia Variable Portfolio – Global Bond Fund	782,010,009	811,093,887	264, 338,735	279,471,167
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	1,843,545,850	1,808,939,273	1,353,296,202	1,337,258,288
Columbia Variable Portfolio – High Yield Bond Fund	476,215,161	544,957,083	—	—
Columbia Variable Portfolio – Income Opportunities Fund	862,611,022	739,903,206	—	—
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	583,995,621	640,927,335	—	—
Variable Portfolio – Davis New York Venture Fund	270,117,644	297,760,015	—	—
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	683,796,448	679,236,392	—	—
Variable Portfolio – Partners Small Cap Value Fund	868,020,394	781,629,036	—	—
Note 6. Payments by Affiliates

During the year ended December 31, 2010, Ameriprise Financial paid approximately $2.2 million to Columbia Variable Portfolio – Cash Management Fund. These payments reimbursed the Fund for prior year losses on securities and provided support to the Fund’s $1.00 net asset value per share. These reimbursements were voluntary, could have been discontinued at any time and do not contractually obligate Ameriprise Financial to reimburse future realized or unrealized losses that may occur. These amounts are recorded in the Statement of Changes in Net Assets as increases in payments by affiliates.

Note 7. Lending of Portfolio Securities

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Funds’ Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, the value of the securities on loan and values of the cash collateral and U.S. government securities received as collateral (not including calls for collateral made to borrowers by JPMorgan at period end) was as follows:

Fund	Securities value	Cash collateral value	U.S. government securities value
Columbia Variable Portfolio – Balanced Fund	$87,248,946	$89,558,921	$—
Columbia Variable Portfolio – Diversified Bond Fund	498,132,664	464,446,809	44,032,681
Columbia Variable Portfolio – Dynamic Equity Fund	259,258,732	261,753,806	—
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	22,226,069	24,207,127	—
Columbia Variable Portfolio – Global Bond Fund	58,968,066	54,900,764	5,956,336
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	340,618,272	347,463,675	—

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	176

Notes to Financial Statements (continued)

Fund	Securities value	Cash collateral value	U.S. government securities value
Columbia Variable Portfolio – High Yield Bond Fund	34,852,007	35,551,265	—
Columbia Variable Portfolio – Income Opportunities Fund	189,931,609	195,907,185	—
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	72,761,480	76,566,931	—
Variable Portfolio – Davis New York Venture Fund	188,707,987	194,078,076	—
Variable Portfolio – Partners Small Cap Value Fund	365,861,305	378,018,852	420,639

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Funds continue to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

Each Fund, except Columbia Variable Portfolio – Cash Management Fund, may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At December 31, 2011, the Investment Manager and/or affiliates owned 100% of Class 1 Class 2, and Class 3 shares for each Fund except for Columbia Variable Portfolio – Balanced Fund. At December 31, 2011, the Investment Manager and/or affiliates owned 100% of Class 3 shares for Columbia Variable Portfolio – Balanced Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 10. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

No Funds had borrowings during the year ended December 31, 2011.

177	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Note 11. Significant Risks

Non-Diversification Risk

Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund invest in foreign securities. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

The full impact of recent European events and the impact to the Euro are uncertain. As certain of the Funds invest in European securities, their market values may be adversely impacted. At December 31, 2011, Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund exposure to the Euro represented 19.5% and 9.3%, of net assets, respectively.

Inflation Protected Securities Risk

Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	178

Notes to Financial Statements (continued)

further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

179	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio – Cash Management Fund, Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Dynamic Equity Fund, Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Variable Portfolio – Davis New York Venture Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund, and Variable Portfolio – Partners Small Cap Value Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Variable Portfolio – Balanced Fund (formerly known as RiverSource Variable Portfolio – Balanced Fund), Columbia Variable Portfolio – Cash Management Fund (formerly known as RiverSource Variable Portfolio – Cash Management Fund), Columbia Variable Portfolio – Diversified Bond Fund (formerly known as RiverSource Variable Portfolio – Diversified Bond Fund), Columbia Variable Portfolio – Dynamic Equity Fund (formerly known as RiverSource Variable Portfolio – Dynamic Equity Fund), Columbia Variable Portfolio – Emerging Markets Opportunity Fund (formerly known as Threadneedle Variable Portfolio – Emerging Markets Fund), Columbia Variable Portfolio – Global Bond Fund (formerly known as RiverSource Variable Portfolio – Global Bond Fund), Columbia Variable Portfolio – Global Inflation Protected Securities Fund (formerly known as RiverSource Variable Portfolio – Global Inflation Protected Securities Fund), Columbia Variable Portfolio – High Yield Bond Fund (formerly known as RiverSource Variable Portfolio – High Yield Bond Fund), Columbia Variable Portfolio – Income Opportunities Fund (formerly known as RiverSource Variable Portfolio – Income Opportunities Fund), Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (formerly known as RiverSource Variable Portfolio – Mid Cap Growth Fund), Variable Portfolio – Davis New York Venture Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund, and Variable Portfolio – Partners Small Cap Value Fund (the Funds) (13 of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, agent banks and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio – Cash Management Fund, Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Dynamic Equity Fund, Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Variable Portfolio – Davis New York Venture Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund, and

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	180

Report of Independent Registered Public

Accounting Firm (continued)

Variable Portfolio – Partners Small Cap Value Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 22, 2012

181	COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Diversified Equity Income Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.1%
CONSUMER DISCRETIONARY 11.9%
Auto Components 1.1%
Johnson Controls, Inc.	1,054,584	$32,966,296
Automobiles 2.1%
Ford Motor Co.(a)(b)	5,822,129	62,646,108
Hotels, Restaurants & Leisure 2.1%
Carnival Corp.(c)	1,029,658	33,608,037
McDonald’s Corp.	284,325	28,526,327

Total		62,134,364
Household Durables 0.3%
Lennar Corp., Class A(b)	442,600	8,697,090
Media 2.2%
Comcast Corp., Class A(b)	523,525	12,412,778
Regal Entertainment Group, Class A(b)	1,222,394	14,595,384
Time Warner, Inc.(b)	268,120	9,689,857
Viacom, Inc., Class B	281,730	12,793,359
Walt Disney Co. (The)(b)	439,887	16,495,763

Total		65,987,141
Multiline Retail 2.7%
Macy’s, Inc.(b)	822,088	26,454,792
Target Corp.	1,033,503	52,936,023

Total		79,390,815
Specialty Retail 1.4%
Home Depot, Inc. (The)(b)	997,994	41,955,668
TOTAL CONSUMER DISCRETIONARY		353,777,482
CONSUMER STAPLES 9.6%
Food & Staples Retailing 1.5%
CVS Caremark Corp.	275,197	11,222,533
Wal-Mart Stores, Inc.(b)	572,413	34,207,401

Total		45,429,934
Food Products 1.7%
Kraft Foods, Inc., Class A	664,534	24,826,990
Sara Lee Corp.	471,112	8,913,439
Unilever NV(c)	494,643	17,000,880

Total		50,741,309
Household Products 0.8%
Kimberly-Clark Corp.(b)	321,044	23,615,997
Tobacco 5.6%
Altria Group, Inc.	918,653	27,238,061
Lorillard, Inc.(b)	895,767	102,117,438
Philip Morris International, Inc.	487,624	38,268,732

Total		167,624,231
TOTAL CONSUMER STAPLES		287,411,471
ENERGY 15.0%
Energy Equipment & Services 3.2%
Baker Hughes, Inc.	318,360	15,485,030
C&J Energy Services, Inc.(a)(b)	284,664	5,958,018

Issuer	Shares	Value
Common Stocks (continued)
ENERGY (cont.)
Energy Equipment & Services (cont.)
Halliburton Co.	1,245,272	$42,974,337
McDermott International, Inc.(a)(c)	1,065,579	12,264,814
National Oilwell Varco, Inc.	291,454	19,815,957

Total		96,498,156
Oil, Gas & Consumable Fuels 11.8%
Anadarko Petroleum Corp.	513,215	39,173,701
Apache Corp.	644,123	58,344,661
Chevron Corp.(b)	792,269	84,297,422
Enbridge, Inc.(c)	491,795	18,398,051
Exxon Mobil Corp.	1,044,984	88,572,844
Newfield Exploration Co.(a)	250,585	9,454,572
Occidental Petroleum Corp.	399,679	37,449,922
Total SA, ADR(b)(c)	283,214	14,475,068

Total		350,166,241
TOTAL ENERGY		446,664,397
FINANCIALS 10.7%
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The)	423,235	38,273,141
Commercial Banks 0.4%
Wells Fargo & Co.	439,802	12,120,943
Diversified Financial Services 4.0%
Bank of America Corp.	7,217,477	40,129,172
Citigroup, Inc.	502,108	13,210,461
JPMorgan Chase & Co.	2,006,458	66,714,729

Total		120,054,362
Insurance 4.8%
ACE Ltd.(c)	406,046	28,471,946
Endurance Specialty Holdings Ltd.(b)(c)	163,064	6,237,198
MetLife, Inc.	497,607	15,515,386
PartnerRe Ltd.(c)	67,607	4,341,045
Travelers Companies, Inc. (The)(b)	311,604	18,437,609
XL Group PLC(c)	3,531,492	69,817,597

Total		142,820,781
Real Estate Investment Trusts (REITs) 0.2%
ProLogis, Inc.(b)	168,693	4,822,933
TOTAL FINANCIALS		318,092,160
HEALTH CARE 10.5%
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.(b)	932,860	47,277,345
WellPoint, Inc.	87,865	5,821,056

Total		53,098,401
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.(a)	852,818	29,788,933
Thermo Fisher Scientific, Inc.(a)	371,584	16,710,132

Total		46,499,065

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	1

Portfolio of Investment (continued)

Columbia Variable Portfolio – Diversified Equity Income Fund

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (cont.)
Pharmaceuticals 7.2%
Bristol-Myers Squibb Co.	1,036,792	$36,536,550
Johnson & Johnson(b)	496,445	32,556,863
Merck & Co., Inc.	1,307,996	49,311,449
Novartis AG, ADR(c)	567,191	32,426,310
Pfizer, Inc.	2,908,744	62,945,220

Total		213,776,392
TOTAL HEALTH CARE		313,373,858
INDUSTRIALS 13.6%
Aerospace & Defense 2.5%
Boeing Co. (The)	488,320	35,818,272
Honeywell International, Inc.	275,065	14,949,783
Lockheed Martin Corp.(b)	271,944	22,000,269

Total		72,768,324
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	204,806	14,989,751
Airlines 0.7%
Delta Air Lines, Inc.(a)	877,506	7,099,023
United Continental Holdings, Inc.(a)(b)	692,994	13,076,797

Total		20,175,820
Electrical Equipment 2.6%
ABB Ltd., ADR(a)(b)(c)	1,222,282	23,015,570
Cooper Industries PLC(b)(c)	725,702	39,296,763
Hubbell, Inc., Class B	212,396	14,200,797

Total		76,513,130
Industrial Conglomerates 2.7%
General Electric Co.	2,392,043	42,841,490
Siemens AG, ADR(b)(c)	123,673	11,824,376
Tyco International Ltd.(c)	550,265	25,702,878

Total		80,368,744
Machinery 3.9%
Caterpillar, Inc.(b)	363,050	32,892,330
Deere & Co.(b)	134,805	10,427,167
Eaton Corp.	462,014	20,111,469
Illinois Tool Works, Inc.(b)	466,588	21,794,325
PACCAR, Inc.(b)	264,544	9,912,464
Parker Hannifin Corp.	289,627	22,084,059

Total		117,221,814
Road & Rail 0.7%
Union Pacific Corp.	204,674	21,683,164
TOTAL INDUSTRIALS		403,720,747
INFORMATION TECHNOLOGY 12.2%
Communications Equipment 1.3%
Cisco Systems, Inc.	1,121,515	20,276,991
Nokia OYJ, ADR(b)(c)	4,004,352	19,300,977

Total		39,577,968
Computers & Peripherals 1.3%
Apple, Inc.(a)	63,169	25,583,445
Western Digital Corp.(a)	457,966	14,174,048

Total		39,757,493
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.(b)(c)	437,173	13,469,300

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
IT Services 3.7%
Accenture PLC, Class A(c)	319,925	$17,029,608
International Business Machines Corp.(b)	159,924	29,406,825
Mastercard, Inc., Class A(b)	171,244	63,843,188

Total		110,279,621
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.(b)	1,595,185	38,683,236
Microchip Technology, Inc.(b)	612,746	22,444,886

Total		61,128,122
Software 3.3%
Microsoft Corp.	3,279,867	85,145,347
Oracle Corp.	565,809	14,513,001

Total		99,658,348
TOTAL INFORMATION TECHNOLOGY		363,870,852
MATERIALS 3.1%
Chemicals 2.7%
Air Products & Chemicals, Inc.	182,749	15,568,387
Dow Chemical Co. (The)(b)	1,238,900	35,630,764
EI du Pont de Nemours & Co.(b)	461,220	21,114,652
Huntsman Corp.	986,575	9,865,750
Total		82,179,553
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	295,853	10,884,432
TOTAL MATERIALS		93,063,985
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 5.2%
AT&T, Inc.(b)	2,238,861	67,703,157
CenturyLink, Inc.(b)	836,171	31,105,561
Deutsche Telekom AG, ADR(c)	1,200,133	13,729,521
Verizon Communications, Inc.(b)	667,972	26,799,037
Windstream Corp.(b)	1,361,135	15,979,725

Total		155,317,001
Wireless Telecommunication Services 0.7%
Vodafone Group PLC, ADR(b)(c)	687,417	19,268,299
TOTAL TELECOMMUNICATION SERVICES		174,585,300
UTILITIES 4.6%
Electric Utilities 2.4%
American Electric Power Co., Inc.	478,681	19,774,312
Entergy Corp.	190,653	13,927,202
FirstEnergy Corp.	330,921	14,659,800
NextEra Energy, Inc.(b)	215,850	13,140,948
PPL Corp.(b)	325,811	9,585,360

Total		71,087,622
Multi-Utilities 2.2%
Dominion Resources, Inc.	513,190	27,240,125
PG&E Corp.	493,758	20,352,705
Sempra Energy	314,571	17,301,405

Total		64,894,235
TOTAL UTILITIES		135,981,857
Total Common Stocks
(Cost: $2,546,168,433)		$2,890,542,109

The accompanying Notes to Financial Statements are an integral part of this statement.

2	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Equity Income Fund

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes(c)(d)
03/15/18	3.750%	$5,139,000	$3,324,933
Total Convertible Bonds
(Cost: $5,139,000)			$3,324,933
		Shares
Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.141%(e)(f)		79,103,189	$79,103,189
Total Money Market Funds
(Cost: $79,103,189)			$79,103,189
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 22.3%
Asset-Backed Commercial Paper 4.7%
Amsterdam Funding Corp.
01/04/12	0.320%	$2,999,067	$2,999,067
01/09/12	0.320%	4,998,444	4,998,444
01/09/12	0.330%	9,996,975	9,996,975
Argento Variable Funding Company LLC
01/13/12	0.310%	14,995,867	14,995,867
Atlantis One
01/05/12	0.300%	4,998,708	4,998,708
01/11/12	0.310%	6,997,890	6,997,890
02/01/12	0.370%	14,993,525	14,993,525
Cancara Asset Securitisation LLC
01/03/12	0.320%	4,998,444	4,998,444
01/11/12	0.310%	9,997,072	9,997,072
01/23/12	0.320%	1,999,378	1,999,378
Gemini Securitization Corporation (FKA Twin Towers)
01/13/12	0.400%	4,998,333	4,998,333
Grampian Funding LLC
01/03/12	0.320%	4,998,444	4,998,444
01/18/12	0.310%	2,999,199	2,999,199
KELLS FUNDING, LLC
01/03/12	0.360%	4,998,200	4,998,200
Regency Markets No. 1 LLC
01/17/12	0.250%	4,998,820	4,998,820
Rheingold Securitization
01/10/12	0.730%	9,994,120	9,994,120
Royal Park Investments Funding Corp.
01/04/12	1.000%	19,996,111	19,996,111
01/05/12	1.000%	4,999,028	4,999,028
Windmill Funding Corp.
01/04/12	0.320%	2,999,067	2,999,067

Total			137,956,692
Certificates of Deposit 10.3%
Bank of Nova Scotia
05/03/12	0.401%	12,000,000	12,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	2,997,602	2,997,602

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Branch Banking & Trust Corporation
03/15/12	0.240%	$15,000,000	$15,000,000
Canadian Imperial Bank
03/21/12	0.333%	6,001,881	6,001,881
Credit Suisse
02/24/12	0.500%	15,000,000	15,000,000
03/08/12	0.540%	12,000,000	12,000,000
Deutsche Bank AG
01/20/12	0.420%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	15,000,000	15,000,000
01/13/12	0.310%	15,000,000	15,000,000
DnB NOR ASA
03/01/12	0.450%	5,000,000	5,000,000
03/15/12	0.520%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.446%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.425%	10,000,000	10,000,000
Natixis
01/04/12	1.000%	25,000,000	$25,000,000
Nordea Bank AB
01/13/12	0.350%	5,000,000	5,000,000
03/13/12	0.520%	15,000,000	15,000,000
Rabobank
01/20/12	0.331%	14,000,000	14,000,000
03/16/12	0.530%	9,986,621	9,986,621
Skandinaviska Enskilda Banken AB
01/03/12	0.020%	13,000,000	13,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
03/30/12	0.625%	14,976,339	14,976,339
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
03/01/12	0.460%	4,000,000	4,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,128	10,000,128
Union Bank of Switzerland
02/21/12	0.510%	5,000,000	5,000,000
03/02/12	0.530%	10,000,000	10,000,000
03/15/12	0.560%	10,000,000	10,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	5,000,000	5,000,000
01/12/12	0.320%	15,000,000	15,000,000

Total			306,962,728
Commercial Paper 3.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
ERSTE ABWICKLUNGSANSTALT
01/23/12	0.600%	9,993,167	9,993,167
HSBC Bank PLC
04/13/12	0.481%	14,963,400	14,963,400
Macquarie Bank Ltd.
04/20/12	0.803%	7,967,644	7,967,644
02/24/12	0.703%	9,964,417	9,964,417

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	3

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Equity Income Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
Regency Markets No. 1 LLC
01/18/12	0.250%	$4,998,854	$4,998,854
Suncorp Metway Ltd.
02/02/12	0.500%	9,990,972	9,990,972
02/09/12	0.500%	4,995,556	4,995,556
02/08/12	0.500%	9,991,389	9,991,389
Svenska Handelsbank
03/29/12	0.506%	9,987,235	9,987,235
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	4,986,529	4,986,529
03/02/12	0.441%	9,977,755	9,977,755

Total			112,779,224
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	10,000,000	10,000,000
Repurchase Agreements 3.2%
Goldman Sachs & Co. dated 12/30/11, matures 01/06/12, repurchase price $10,000,311(g)
	0.160%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 1/03/12, repurchase price $5,000,056(g)
	0.100%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $35,000,389(g)
	0.100%	$35,000,000	$35,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $35,000,544(g)
	0.140%	35,000,000	35,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $11,036,596 (g)
	0.080%	11,036,498	11,036,498

Total			96,036,498
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $663,735,142)			$663,735,142
Total Investments
(Cost: $3,294,145,764)			$3,636,705,373
Other Assets & Liabilities, Net			(661,445,438)
Net Assets			$2,975,259,935

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $423,003,171 or 14.22% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $3,324,933 or 0.11% of net assets.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$72,031,834	$649,657,266	$(642,585,911)	$–	$79,103,189	$148,744	$79,103,189

The accompanying Notes to Financial Statements are an Integral part of this statement.

4	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Equity Income Fund

Notes to Portfolio of Investments (continued)

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,312,540
Federal National Mortgage Association	45,587
Freddie Mac Gold Pool	1,160,553
Freddie Mac Non Gold Pool	379,220
Ginnie Mae I Pool	201,864
Ginnie Mae II Pool	236
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$17,680,485
Ginnie Mae I Pool	8,760,748
Ginnie Mae II Pool	9,258,767
Total Market Value of Collateral Securities	$35,700,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$9,076,947
Fannie Mae REMICS	3,309,602
Fannie Mae Whole Loan	10,939
Fannie Mae-Aces	40,164
Federal Farm Credit Bank	308,262
Federal Home Loan Banks	347,672
Federal Home Loan Mortgage Corp	276,822
Federal National Mortgage Association	574,329
Freddie Mac Gold Pool	3,899,577
Freddie Mac Non Gold Pool	1,169,564
Freddie Mac Reference REMIC	94
Freddie Mac REMICS	2,640,040
Ginnie Mae I Pool	4,541,609
Ginnie Mae II Pool	6,084,423
Government National Mortgage Association	1,493,210
United States Treasury Bill	56,214
United States Treasury Note/Bond	1,824,910
United States Treasury Strip Coupon	45,624
Total Market Value of Collateral Securities	$35,700,002

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$3,401,241
Freddie Mac REMICS	1,196,204
Government National Mortgage Association	6,659,783
Total Market Value of Collateral Securities	$11,257,228

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	5

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Equity Income Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1— Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Diversified Equity Income Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$353,777,482	$—	$—	$353,777,482
Consumer Staples	287,411,471	—	—	287,411,471
Energy	446,664,397	—	—	446,664,397
Financials	318,092,160	—	—	318,092,160
Health Care	313,373,858	—	—	313,373,858
Industrials	403,720,747	—	—	403,720,747
Information Technology	363,870,852	—	—	363,870,852
Materials	93,063,985	—	—	93,063,985
Telecommunication Services	174,585,300	—	—	174,585,300
Utilities	135,981,857	—	—	135,981,857
Total Equity Securities	2,890,542,109	—	—	2,890,542,109
Bonds
Convertible Bonds	—	3,324,933	—	3,324,933
Total Bonds	—	3,324,933	—	3,324,933
Other
Money Market Funds	79,103,189	—	—	79,103,189
Investments of Cash Collateral Received for Securities on Loan	—	663,735,142	—	663,735,142
Total Other	79,103,189	663,735,142	—	742,838,331
Total	$2,969,645,298	$667,060,075	$—	$3,636,705,373

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	7

Statement of Assets and Liabilities

December 31, 2011
Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,551,307,433)	$2,893,867,042
Affiliated issuers (identified cost $79,103,189)	79,103,189
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $567,698,644)	567,698,644
Repurchase agreements (identified cost $96,036,498)	96,036,498
Total investments (identified cost $3,294,145,764)	3,636,705,373
Receivable for:
Investments sold	5,524,480
Dividends	6,202,350
Interest	260,704
Reclaims	59,641
Prepaid expense	30,614
Trustees’ deferred compensation plan	39,536
Total assets	3,648,822,698
Liabilities
Due upon return of securities on loan	663,735,142
Payable for:
Investments purchased	4,041,540
Capital shares purchased	3,450,463
Investment management fees	1,379,838
Distribution fees	128,808
Transfer agent fees	145,695
Administration fees	127,579
Chief compliance officer expenses	43
Other expenses	514,119
Trustees’ deferred compensation plan	39,536
Total liabilities	673,562,763
Net assets applicable to outstanding capital stock	$2,975,259,935
Represented by
Partners’ capital	$2,975,259,935
Total — representing net assets applicable to outstanding capital stock	$2,975,259,935
*Value of securities on loan	$639,547,606
Net assets applicable to outstanding shares
Class 1	$1,737,502,897
Class 2	$15,652,835
Class 3	$1,222,104,203
Shares outstanding
Class 1	138,483,922
Class 2	1,253,785
Class 3	97,664,432
Net asset value per share
Class 1	$12.55
Class 2	$12.48
Class 3	$12.51

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2011

Net investment income
Income:
Dividends	$74,812,768
Interest	151,636
Dividends from affiliates	148,744
Income from securities lending — net	1,650,749
Foreign taxes withheld	(977,738)
Total income	75,786,159
Expenses:
Investment management fees	18,520,954
Distribution fees
Class 2	27,880
Class 3	1,771,758
Transfer agent fees
Class 1	995,235
Class 2	6,669
Class 3	850,415
Administration fees	1,604,081
Compensation of board members	80,661
Custodian fees	34,607
Printing and postage fees	467,600
Professional fees	88,766
Other	124,531
Total expenses	24,573,157
Net investment income	51,213,002
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	204,484,946
Foreign currency translations	(1,186)
Forward foreign currency exchange contracts	(44,615)
Net realized gain	204,439,145
Net change in unrealized appreciation (depreciation) on:
Investments	(412,526,615)
Net change in unrealized depreciation	(412,526,615)
Net realized and unrealized loss	(208,087,470)
Net decrease in net assets from operations	$(156,874,468)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	9

Statement of Changes in Net Assets

Year ended December 31,	2011	2010
Operations
Net investment income	$51,213,002	$49,044,939
Net realized gain	204,439,145	123,857,649
Net change in unrealized appreciation (depreciation)	(412,526,615)	263,983,214
Net increase (decrease) in net assets resulting from operations	(156,874,468)	436,885,802
Increase (decrease) in net assets from share transactions	3,168,911	(1,165,236,829)
Total decrease in net assets	(153,705,557)	(728,351,027)
Net assets at beginning of year	3,128,965,492	3,857,316,519
Net assets at end of year	$2,975,259,935	$3,128,965,492

	2011		2010
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	17,256,979	220,285,452	209,837,128	2,327,191,273
Fund merger	6,125,550	88,211,428	—	—
Redemptions	(2,823,265)	(37,086,803)	(91,912,470)	(1,011,209,099)
Net increase	20,559,264	271,410,077	117,924,658	1,315,982,174
Class 2 shares
Subscriptions	308,167	4,015,852	93,518	1,145,211
Fund merger	1,032,751	14,804,552	—	—
Redemptions	(177,675)	(2,294,173)	(2,976)	(35,531)
Net increase	1,163,243	16,526,231	90,542	1,109,680
Class 3 Shares
Subscriptions	181,510	2,239,870	7,228,957	83,062,143
Redemptions	(21,961,167)	(287,007,267)	(229,981,959)	(2,565,390,826)
Net decrease	(21,779,657)	(284,767,397)	(222,753,002)	(2,482,328,683)
Total net increase (decrease)	(57,150)	3,168,911	(104,737,802)	(1,165,236,829)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$13.19	$12.05
Income from investment operations:
Net investment income	0.23	0.13
Net realized and unrealized gain (loss)	(0.87)	1.01
Total from investment operations	(0.64)	1.14
Net asset value, end of period	$12.55	$13.19
Total return	(4.85% )	9.46%
Ratios to average net assets(b)
Total expenses	0.74%	0.78%	(c)
Net investment income	1.74%	1.68%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,737,503	$1,554,975
Portfolio turnover	41%	26%

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$13.15	$12.05
Income from investment operations:
Net investment income	0.22	0.11
Net realized and unrealized gain (loss)	(0.89)	0.99
Total from investment operations	(0.67)	1.10
Net asset value, end of period	$12.48	$13.15
Total return	(5.09% )	9.13%
Ratios to average net assets(b)
Total expenses	0.97%	1.03%	(c)
Net investment income	1.71%	1.37%	(c)
Supplemental data
Net assets, end of period (in thousands)	$15,653	$1,191
Portfolio turnover	41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	11

Financial Highlights (continued)

Class 3	Year ended Dec. 31,
Per share data	2011	2010	2009	2008	2007
Net asset value, beginning of period	$13.17	$11.27	$8.84	$16.24	$15.48
Income from investment operations:
Net investment income (loss)	0.20	0.17	0.20	0.23	0.24
Net realized and unrealized gain (loss)	(0.86)	1.73	2.23	(6.35)	0.98
Total from investment operations	(0.66)	1.90	2.43	(6.12)	1.22
Less distributions to shareholders from:
Net investment income	—	—	—	(0.01)	(0.25)
Net realized gains	—	—	—	(1.27)	(0.21)
Total distributions to shareholders	—	—	—	(1.28)	(0.46)
Net asset value, end of period	$12.51	$13.17	$11.27	$8.84	$16.24
Total return	(5.01% )	16.83%	27.46%	(40.47% )	8.02%
Ratios to average net assets(a)
Total expenses	0.86%	0.90%	0.76%	0.86%	0.86%
Net investment income	1.57%	1.42%	2.14%	2.03%	1.47%
Supplemental data
Net assets, end of period (in thousands)	$1,222,104	$1,572,800	$3,857,317	$2,765,112	$4,078,779
Portfolio turnover	41%	26%	49%	41%	29%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – Diversified Equity Income Fund (the Fund), formerly known as RiverSource Variable Portfolio – Diversified Equity Income Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	13

Notes to Financial Statements (continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund’s custodian entered into forward foreign currency exchange contracts on the Fund’s behalf in order to facilitate the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

14	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at December 31, 2011

At December 31, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	$(44,615)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	$—

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	7

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	15

Notes to Financial Statements (continued)

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. Prior to April 30, 2011, the rate was an annual fee that declined from 0.600% to 0.375% as the Fund’s net assets increased. Also prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. The maximum adjustment was 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $976,978 for the year ended December 31, 2011. The effective management

16	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

fee rate for the year ended December 31, 2011 was 0.60% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective April 30, 2011, the PIA was terminated.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The effective administration fee rate for the year ended December 31, 2011 was 0.05% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $15,514.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,249,283,359 and $1,278,251,936, respectively, for the year ended December 31, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $77,413,721 and $108,331,825, respectively.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, securities valued at $639,547,606 were on loan, secured by cash collateral of $663,735,142 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	17

Notes to Financial Statements (continued)

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At December 31, 2011 affiliated shareholder accounts indirectly owned 97.3% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the year ended December 31, 2011.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Large Cap Value Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $3,334,199,867 and the combined net assets immediately after the acquisition were $3,437,215,847.

The merger was accomplished by a tax-free exchange of 7,555,251 shares of the acquired fund valued at $103,015,980 (including $24,411,317 of unrealized appreciation).

18	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	6,125,550
Class 2	1,032,751

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward. The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $52.9 million, $209.8 million, $(411.6) million and $(148.9) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	19

Notes to Financial Statements (continued)

independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Diversified Equity Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Diversified Equity Income Fund (formerly known as RiverSource VP – Diversified Equity Income Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Diversified Equity Income Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 ANNUAL REPORT	21

Portfolio of Investments

Columbia Variable Portfolio – International Opportunity Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.2%
AUSTRALIA 3.7%
Australia & New Zealand Banking Group Ltd.(a)	259,114	$5,427,117
BHP Billiton Ltd.(a)	49,836	1,759,144
National Australia Bank Ltd.(a)	84,291	2,007,942
Newcrest Mining Ltd.(a)	123,408	3,760,874
Rio Tinto Ltd.(a)(b)	31,148	1,920,249

Total		14,875,326
BELGIUM 1.3%
Anheuser-Busch InBev NV(a)	86,694	5,307,798
BRAZIL 2.0%
Itaú Unibanco Holding SA, ADR(a)	165,510	3,071,866
Lojas Renner SA(a)	98,800	2,564,218
MRV Engenharia e Participacoes SA(a)	226,800	1,301,037
Vale SA, ADR(a)	54,125	1,160,981

Total		8,098,102
CANADA 2.5%
Canadian National Railway Co.(a)	50,800	3,996,682
CGI Group, Inc., Class A(a)(c)	199,800	3,765,556
Progressive Waste Solutions Ltd.(a)(b)	113,290	2,216,314

Total		9,978,552
CHINA 3.1%
Agricultural Bank of China Ltd., Class H(a)(b)	4,943,000	2,116,043
Baidu, Inc., ADR(a)(c)	16,580	1,931,072
China National Building Material Co., Ltd., Class H(a)(b)	1,652,000	1,862,678
CNOOC Ltd.(a)(b)	1,170,000	2,040,181
Dongfeng Motor Group Co., Ltd., Class H(a)(b)	750,000	1,280,619
Ping An Insurance Group Co., Class H(a)	226,500	1,486,015
Yanzhou Coal Mining Co., Ltd., Class H(a)(b)	938,000	1,991,644

Total		12,708,252
DENMARK 1.4%
Novo Nordisk A/S, Class B(a)	48,639	5,589,424
FINLAND 0.7%
KONE OYJ, Class B(a)	54,515	2,829,298
FRANCE 4.9%
Air Liquide SA(a)	31,382	3,882,499
BNP Paribas SA(a)	64,509	2,533,946
Edenred(a)	156,839	3,860,849
Publicis Groupe SA(a)(b)	81,765	3,761,528
Safran SA(a)(b)	68,674	2,062,492
Schneider Electric SA(a)	71,331	3,755,585

Total		19,856,899
GERMANY 7.9%
Allianz SE, Registered Shares(a)	31,162	2,980,896
BASF SE(a)	67,422	4,702,493
Bayerische Motoren Werke AG(a)	31,208	2,090,637
Brenntag AG(a)	26,974	2,511,854
Fresenius Medical Care AG & Co. KGaA(a)	114,776	7,798,817
Kabel Deutschland Holding AG(a)(c)	73,594	3,735,192

Issuer	Shares	Value
Common Stocks (continued)
GERMANY (cont.)
Linde AG(a)	18,227	$2,711,705
SAP AG(a)	104,588	5,529,581

Total		32,061,175
HONG KONG 2.6%
AIA Group Ltd.(a)	975,400	3,036,344
China Unicom Hong Kong Ltd.(a)(b)	980,000	2,065,996
Li & Fung Ltd.(a)	1,728,000	3,184,050
Sun Hung Kai Properties Ltd.(a)	174,000	2,174,463

Total		10,460,853
INDONESIA 1.1%
PT Bank Mandiri Tbk (a)	5,742,972	4,268,122
IRELAND 1.1%
Shire PLC (a)	123,231	4,292,603
JAPAN 18.5%
Asahi Glass Co., Ltd.(a)(b)	104,000	869,429
Asahi Group Holdings Ltd.(a)(b)	73,700	1,616,749
Asahi Kasei Corp.(a)	128,000	771,393
Asics Corp.(a)	78,800	885,723
Bank Of Yokohama Ltd. (The)(a)	81,000	382,157
Canon, Inc.(a)	57,350	2,523,821
Chiba Bank Ltd. (The)(a)	154,000	990,117
East Japan Railway Co.(a)	25,900	1,650,823
Fanuc Corp.(a)	9,400	1,433,803
Fujikura Ltd.(a)	136,000	396,126
Hankyu Hanshin Holdings, Inc.(a)	186,000	783,090
Hisamitsu Pharmaceutical Co., Inc.(a)(b)	13,600	576,450
Hitachi Chemical Co., Ltd.(a)(b)	35,900	628,421
Hitachi Ltd.(a)	135,000	702,266
Honda Motor Co., Ltd.(a)	91,500	2,787,173
Hoya Corp.(a)	54,400	1,169,552
Itochu Techno-Solutions Corp.(a)(b)	18,200	816,374
J Front Retailing Co., Ltd.(a)	212,000	1,021,964
Japan Real Estate Investment Corp.(a)	66	513,852
Japan Retail Fund Investment Corp.(a)	253	374,254
JSR Corp.(a)	30,600	563,964
JX Holdings, Inc.(a)	226,000	1,363,819
Kansai Electric Power Co., Inc. (The)(a)	27,100	416,287
Kawasaki Heavy Industries Ltd.(a)	285,000	707,048
Kawasaki Kisen Kaisha Ltd.(a)(b)	273,000	491,580
Kirin Holdings Co., Ltd.(a)	16,000	194,412
Komatsu Ltd.(a)	34,100	795,141
Kyocera Corp.(a)	15,700	1,259,040
Lawson, Inc.(a)	16,000	996,886
Makita Corp.(a)	33,000	1,064,625
Mitsubishi Corp.(a)	46,700	941,227
Mitsubishi Electric Corp.(a)	169,000	1,619,668
Mitsubishi Estate Co., Ltd.(a)	95,000	1,416,584
Mitsubishi UFJ Financial Group, Inc.(a)	616,400	2,609,518
Mitsui & Co., Ltd.(a)	26,000	402,980
Mitsui Fudosan Co., Ltd.(a)	82,000	1,195,700
Mizuho Financial Group, Inc.(a)	549,200	743,677

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	1

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)
JAPAN (cont.)
MS&AD Insurance Group Holdings, Inc.(a)	30,900	$570,371
Murata Manufacturing Co., Ltd.(a)	3,500	179,241
Nidec Corp.(a)	8,400	729,338
Nikon Corp.(a)(b)	29,600	655,952
Nintendo Co., Ltd.(a)	10,400	1,427,838
Nippon Paper Group, Inc.(a)(b)	24,600	537,152
Nippon Telegraph & Telephone Corp.(a)	23,200	1,181,110
Nissan Motor Co., Ltd.(a)	207,100	1,854,600
Nomura Holdings, Inc.(a)	69,600	209,547
NTT Data Corp.(a)	299	952,076
NTT DoCoMo, Inc. (a)	989	1,815,824
Oriental Land Co., Ltd.(a)(b)	5,900	622,890
ORIX Corp.(a)	8,730	719,713
Osaka Gas Co., Ltd.(a)	320,000	1,264,287
Santen Pharmaceutical Co., Ltd.(a)	42,300	1,746,881
Sekisui House Ltd.(a)	114,000	1,013,049
Seven & I Holdings Co., Ltd.(a)	57,500	1,602,509
Shin-Etsu Chemical Co., Ltd.(a)	15,800	776,093
Shiseido Co., Ltd.(a)	44,400	815,306
Shizuoka Bank Ltd. (The)(a)(b)	23,000	241,966
SoftBank Corp.(a)	15,400	452,268
Sumitomo Bakelite Co., Ltd.(a)	84,000	468,601
Sumitomo Corp.(a)(b)	89,700	1,212,487
Sumitomo Metal Industries Ltd.(a)	128,000	232,136
Sumitomo Metal Mining Co., Ltd.(a)	52,000	665,714
Sumitomo Mitsui Financial Group, Inc.(a)	76,600	2,124,331
Suzuki Motor Corp.(a)	21,100	434,451
Taisei Corp.(a)	255,000	646,387
Takeda Pharmaceutical Co., Ltd.(a)	42,400	1,862,441
The Dai-ichi Life Insurance Co., Ltd.(a)(b)	353	346,539
THK Co., Ltd.(a)	22,500	443,199
Tokio Marine Holdings, Inc.(a)	31,000	686,459
Tokyo Electron Ltd.(a)	13,500	684,013
Tokyo Gas Co., Ltd.(a)	190,000	875,628
Toshiba Corp.(a)	75,000	306,078
Toyota Motor Corp.(a)	119,500	3,951,521
Ushio, Inc.(a)	44,400	638,149
Yamada Denki Co., Ltd.(a)	11,600	790,183
Yamatake Corp.(a)	43,000	934,479
Yamato Kogyo Co., Ltd.(a)	15,600	446,494

Total		74,792,994
MEXICO 0.6%
America Movil SAB de CV, Class L, ADR(a)	99,096	2,239,570
NETHERLANDS 5.5%
ASML Holding NV(a)	71,713	3,014,153
European Aeronautic Defence and Space Co. NV(a)	86,933	2,717,191
ING Groep NV-CVA(a)(c)	742,744	5,344,810
Royal Dutch Shell PLC, Class B(a)	292,754	11,157,036

Total		22,233,190
NORWAY 0.6%
DNB ASA(a)	268,314	2,626,681
PORTUGAL 0.6%
Galp Energia SGPS SA(a)	159,073	$2,342,918
SINGAPORE 1.1%
Oversea-Chinese Banking Corp., Ltd.(a)	732,085	4,415,095

Issuer	Shares	Value
Common Stocks (continued)
SOUTH KOREA 2.4%
Hyundai Mobis(a)(c)	14,465	3,675,151
Samsung Electronics Co., Ltd.(a)	6,585	6,057,133

Total		9,732,284
SPAIN 3.8%
Amadeus IT Holding SA, Class A (a)	279,655	4,536,963
Banco Bilbao Vizcaya Argentaria SA (a)(b)	323,582	2,797,558
Inditex SA (a)	28,832	2,361,346
Repsol YPF SA (a)	187,027	5,745,289

Total		15,441,156
SWEDEN 2.7%
Atlas Copco AB, Class A (a)(b)	215,128	4,626,375
Svenska Handelsbanken AB, Class A (a)	105,689	2,779,653
Swedish Match AB (a)	101,541	3,604,517

Total		11,010,545
SWITZERLAND 6.4%
Nestlé SA, Registered Shares (a)	176,364	10,139,099
Novartis AG, Registered Shares (a)	137,660	7,870,054
SGS SA (a)	1,307	2,163,723
Swatch Group AG (The), Registered Shares (a)	47,431	3,161,057
Xstrata PLC (a)	163,962	2,490,311

Total		25,824,244
TAIWAN 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	1,621,149	4,050,602
TURKEY 0.5%
Koc Holding AS (a)	409,133	1,227,129
Turkiye Garanti Bankasi AS (a)	212,487	662,006

Total		1,889,135
UNITED KINGDOM 21.2%
Aggreko PLC (a)(c)	93,663	2,933,901
ARM Holdings PLC (a)	277,462	2,550,919
BG Group PLC (a)	426,415	9,115,493
British American Tobacco PLC (a)	108,314	5,139,707
Burberry Group PLC (a)	99,059	1,822,988
Diageo PLC (a)	205,984	4,499,297
GlaxoSmithKline PLC (a)	545,611	12,468,518
HSBC Holdings PLC (a)	641,792	4,894,310
Legal & General Group PLC (a)	1,834,227	2,928,314
Persimmon PLC (a)	343,969	2,510,664
Prudential PLC (a)	262,533	2,603,252
Rio Tinto PLC (a)	71,276	3,459,113
Standard Chartered PLC (a)	256,989	5,623,374
Tesco PLC (a)	490,008	3,070,184
Tullow Oil PLC (a)	207,879	4,526,162
Unilever PLC(a)	92,471	3,106,230
Vodafone Group PLC(a)	4,097,821	11,385,046
Weir Group PLC (The)(a)	96,117	3,033,160

Total		85,670,632
Total Common Stocks
(Cost: $378,960,554)		$392,595,450

The accompanying Notes to Financial Statements are an integral part of this statement.

2	COLUMBIA VP — INTERNATIONAL OPPORTUNITY FUND – 2011 ANNUAL REPORT

Issuer	Shares	Value
Preferred Stocks 1.8%
GERMANY 1.8%
Henkel AG & Co. KGaA(a)	48,568	$2,802,890
Hugo Boss AG(a)	23,181	1,707,115
Volkswagen AG(a)	19,187	2,874,394

Total		7,384,399
Total Preferred Stocks
(Cost: $7,420,012)		$7,384,399
Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	2,842,765	$2,842,765
Total Money Market Funds
(Cost: $2,842,765)		$2,842,765

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 6.1%
Repurchase Agreements 6.1%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $8,000,044 (f)	0.050%	8,000,000	$8,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,057 (f)	0.100%	5,000,000	$5,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028 (f)	0.050%	5,000,000	5,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $6,583,823 (f)	0.080%	6,583,765	6,583,765

Total			24,583,765
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $24,583,765)			$24,583,765
Total Investments
(Cost: $413,807,096)			$427,406,379
Other Assets & Liabilities, Net			(23,448,003)

Net Assets			$403,958,376

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Citibank	Jan. 5, 2012	5,900,000 (JPY)	76,051 (USD	)	$—	$(603)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	3

Portfolio of Investments (continued)

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2011:

Industry	Percentage of Net Assets	Value
Aerospace & Defense	1.2%	$4,779,682
Auto Components	0.9	3,675,151
Automobiles	3.8	15,273,393
Beverages	2.8	11,423,844
Building Products	0.2	869,429
Capital Markets	0.1	209,547
Chemicals	3.6	14,505,169
Commercial Banks	12.5	50,315,479
Commercial Services & Supplies	2.3	9,205,476
Computers & Peripherals	0.1	306,078
Construction & Engineering	0.2	646,387
Construction Materials	0.5	1,862,678
Distributors	0.8	3,184,050
Diversified Financial Services	1.5	6,064,523
Diversified Telecommunication Services	0.8	3,247,106
Electric Utilities	0.1	416,287
Electrical Equipment	1.8	7,138,866
Electronic Equipment, Instruments & Components	1.1	4,244,578
Food & Staples Retailing	1.4	5,669,579
Food Products	3.3	13,245,329
Gas Utilities	0.5	2,139,915
Health Care Providers & Services	1.9	7,798,817
Hotels, Restaurants & Leisure	0.2	622,890
Household Durables	1.9	7,627,641
Industrial Conglomerates	0.3	1,227,129
Insurance	3.6	14,638,191
Internet Software & Services	0.5	1,931,073
IT Services	2.5	10,070,969
Leisure Equipment & Products	0.2	655,952
Machinery	3.7	14,932,649
Marine	0.1	491,580
Media	1.9	7,496,720
Metals & Mining	3.9	15,895,015
Multiline Retail	0.9	3,586,182
Office Electronics	0.6	2,523,821
Oil, Gas & Consumable Fuels	9.5	38,282,541
Paper & Forest Products	0.1	537,152
Personal Products	0.2	815,306
Pharmaceuticals	8.5	34,406,371
Professional Services	0.5	2,163,723
Real Estate Investment Trusts (REITs)	0.2	888,106
Real Estate Management & Development	1.2	4,786,747
Road & Rail	1.6	6,430,595
Semiconductors & Semiconductor Equipment	4.0	16,356,821
Software	1.7	6,957,419
Specialty Retail	0.8	3,151,529
Textiles, Apparel & Luxury Goods	1.9	7,576,883
Tobacco	2.2	8,744,224
Trading Companies & Distributors	1.3	5,068,549
Wireless Telecommunication Services	3.9	15,892,708
Other(1)	6.8	27,426,530
Total		$427,406,379

(1)	Includes Cash Equivalents.

The accompanying Notes to Financial Statements are an integral part of this statement.

4	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $399,979,849 or 99.02% of net assets.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning cost	Purchase cost	Sales cost/ proceeds from sales	Realized gain/ loss	Ending cost	Dividends or interest income	Value
Columbia Short-Term Cash Fund	$3,286,537	$159,236,590	$(159,680,362)	$—	$2,842,765	$6,674	$2,842,765

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$5,049,528
Freddie Mac REMICS	2,485,798
Government National Mortgage Association	624,674
Total Market Value of Collateral Securities	$8,160,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,312,540
Federal National Mortgage Association	45,587
Freddie Mac Gold Pool	1,160,553
Freddie Mac Non Gold Pool	379,220
Ginnie Mae I Pool	201,864
Ginnie Mae II Pool	236
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$ 970,758
Fannie Mae REMICS	2,198,424
Federal Home Loan Mortgage Corp	1,616,801
Federal National Mortgage Association	314,048
Total Market Value of Collateral Securities	$5,100,031

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$2,028,992
Freddie Mac REMICS	713,589
Government National Mortgage Association	3,972,859
Total Market Value of Collateral Securities	$6,715,440

Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
JPY	Japanese Yen
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	5

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not

6	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Fair Value Measurements (continued)

limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011

Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$3,865,256	$41,600,735	$—	$45,465,991
Consumer Staples	—	39,898,281	—	39,898,281
Energy	—	38,282,541	—	38,282,541
Financials	3,071,866	73,830,729	—	76,902,595
Health Care	—	42,205,188	—	42,205,188
Industrials	6,212,996	46,741,070	—	52,954,066
Information Technology	5,696,628	36,694,129	—	42,390,757
Materials	1,160,981	31,639,033	—	32,800,014
Telecommunication Services	2,239,570	16,900,244	—	19,139,814
Utilities	—	2,556,203	—	2,556,203
Preferred Stocks
Consumer Discretionary	—	4,581,509	—	4,581,509
Consumer Staples	—	2,802,890	—	2,802,890
Total Equity Securities	22,247,297	377,732,552	—	399,979,849
Other
Money Market Funds	2,842,765	—	—	2,842,765
Investments of Cash Collateral Received for Securities on Loan	—	24,583,765	—	24,583,765
Total Other	2,842,765	24,583,765	—	27,426,530
Investments in Securities	25,090,062	402,316,317	—	427,406,379
Derivatives(c)
Forward Foreign Currency Exchange Contracts	—	(603)	—	(603)
Total	$25,090,062	$402,315,714	$—	$427,405,776

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	7

Statement of Assets and Liabilities

December 31, 2011
Assets
Investments, at value*
Unaffiliated issuers (identified cost $386,380,566)	$399,979,849
Affiliated issuers (identified cost $2,842,765)	2,842,765
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $24,583,765)	24,583,765
Total investments (identified cost $413,807,096)	427,406,379
Cash	1,621
Foreign currency (identified cost $348,934)	327,555
Receivable for:
Investments sold	2,096,244
Capital shares sold	5,029
Dividends	836,876
Interest	6,351
Reclaims	863,341
Prepaid expense	11,267
Trustees’ deferred compensation plan	15,346
Total assets	431,570,009
Liabilities
Due upon return of securities on loan	24,583,765
Unrealized depreciation on forward foreign currency exchange contracts	603
Payable for:
Investments purchased	2,025,566
Capital shares purchased	497,789
Investment management fees	264,714
Distribution fees	40,472
Transfer agent fees	20,096
Administration fees	26,795
Other expenses	136,487
Trustees’ deferred compensation plan	15,346
Total liabilities	27,611,633
Net assets applicable to outstanding capital stock	$403,958,376
Represented by
Paid-in capital	$566,709,487
Excess of distributions over net investment income	(268,879)
Accumulated net realized loss	(176,125,470)
Unrealized appreciation (depreciation) on:
Investments	13,599,283
Foreign currency translations	44,558
Forward foreign currency exchange contracts	(603)
Total — representing net assets applicable to outstanding capital stock	$403,958,376
*Value of securities on loan	$23,489,442
Net assets applicable to outstanding shares
Class 1	$15,956,880
Class 2	$2,528,605
Class 3	$385,472,891
Shares outstanding
Class 1	1,527,955
Class 2	242,491
Class 3	36,917,133
Net asset value per share
Class 1	$10.44
Class 2	$10.43
Class 3	$10.44

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2011
Net investment income
Income:
Dividends	$13,134,496
Dividends from affiliates	6,674
Income from securities lending — net	459,586
Foreign taxes withheld	(1,370,416)
Total income	12,230,340
Expenses:
Investment management fees	4,078,514
Distribution fees
Class 2	4,865
Class 3	593,365
Transfer agent fees
Class 1	7,212
Class 2	1,168
Class 3	284,806
Administration fees	389,959
Compensation of board members	14,233
Custodian fees	99,260
Printing and postage fees	147,000
Professional fees	54,309
Other	12,551
Total expenses	5,687,242
Net investment income	6,543,098
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	40,829,712
Foreign currency transactions	(720,518)
Forward foreign currency exchange contracts	460,944
Net realized gain	40,570,138
Net change in unrealized appreciation (depreciation) on:
Investments	(108,861,399)
Foreign currency translations	44,558
Forward foreign currency exchange contracts	(603)
Net change in unrealized depreciation	(108,817,444)
Net realized and unrealized loss	(68,247,306)
Net decrease in net assets from operations	$(61,704,208)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	9

Statement of Changes in Net Assets

Year ended December 31,	2011	2010(a)

Operations
Net investment income	$6,543,098	$4,002,067
Net realized gain	40,570,138	23,367,495
Net change in unrealized appreciation (depreciation)	(108,817,444)	37,437,226
Net increase (decrease) in net assets resulting from operations	(61,704,208)	64,806,788
Distributions to shareholders from:
Net investment income
Class 1	(237,859)	(47)
Class 2	(30,210)	(151)
Class 3	(6,327,022)	(7,376,259)
Total distributions to shareholders	(6,595,091)	(7,376,457)
Decrease in net assets from share transactions	(56,018,729)	(90,845,292)
Total decrease in net assets	(124,318,028)	(33,414,961)
Net assets at beginning of year	528,276,404	561,691,365
Net assets at end of year	$403,958,376	$528,276,404
Excess of distributions over net investment income	$ (268,879)	$(1,149,367)

Year ended December 31,
	2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	36,625	403,806	469	5,000
Fund merger	1,645,029	21,781,166	—	—
Distributions reinvested	20,276	237,859	5	47
Redemptions	(174,449)	(2,030,429)	—	—
Net increase	1,527,481	20,392,402	474	5,047
Class 2 shares
Subscriptions	103,071	1,211,922	44,306	512,447
Fund merger	153,570	2,032,009	—	—
Distributions reinvested	2,560	30,210	14	151
Redemptions	(60,920)	(725,049)	(110)	(1,299)
Net increase	198,281	2,549,092	44,210	511,299
Class 3 Shares
Subscriptions	59,891	688,822	597,882	6,504,984
Distributions reinvested	532,529	6,327,022	726,618	7,376,259
Redemptions	(7,351,967)	(85,976,067)	(9,819,524)	(105,242,881)
Net decrease	(6,759,547)	(78,960,223)	(8,495,024)	(91,361,638)
Total net decrease	(5,033,785)	(56,018,729)	(8,450,340)	(90,845,292)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Financial Highlights

The accompanying Notes to Financial Statements are an integral part of this statement.

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$12.09	$10.67
Income from investment operations:
Net investment income	0.18	0.03
Net realized and unrealized gain (loss)	(1.66)	1.49
Total from investment operations	(1.48)	1.52
Less distributions to shareholders from:
Net investment income	(0.17)	(0.10)
Total distributions to shareholders	(0.17)	(0.10)
Net asset value, end of period	$10.44	$12.09
Total return	(12.37% )	14.47%
Ratios to average net assets(b)
Total expenses	1.01%	1.11%	(c)
Net investment income	1.56%	0.47%	(c)
Supplemental data
Net assets, end of period (in thousands)	$15,957	$6
Portfolio turnover	64%	76%

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$12.07	$10.67
Income from investment operations:
Net investment income (loss)	0.15	(0.09)
Net realized and unrealized gain (loss)	(1.64)	1.59
Total from investment operations	(1.49)	1.50
Less distributions to shareholders from:
Net investment income	(0.15)	(0.10)
Total distributions to shareholders	(0.15)	(0.10)
Net asset value, end of period	$10.43	$12.07
Total return	(12.51% )	14.24%
Ratios to average net assets(b)
Total expenses	1.27%	1.41%	(c)
Net investment income (loss)	1.29%	(1.15%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$2,529	$534
Portfolio turnover	64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	11

Financial Highlights (continued)

	Year ended Dec. 31,
	2011	2010	2009		2008	2007
Class 3
Per share data
Net asset value, beginning of period	$12.08	$10.77	$8.58		$14.71	$13.19
Income from investment operations:
Net investment income	0.16	0.08	0.14		0.27	0.13
Net realized and unrealized gain (loss)	(1.64)	1.38	2.19		(6.12)	1.53
Total from investment operations	(1.48)	1.46	2.33		(5.85)	1.66
Less distributions to shareholders from:
Net investment income	(0.16)	(0.15)	(0.14)		(0.28)	(0.14)
Total distributions to shareholders	(0.16)	(0.15)	(0.14)		(0.28)	(0.14)
Proceeds from regulatory settlement	—	—	0.00	(a)	—	—
Net asset value, end of period	$10.44	$12.08	$10.77		$8.58	$14.71
Total return	(12.42% )	13.89%	27.54%	(b)	(40.43% )	12.68%
Ratios to average net assets(c)
Total expenses	1.17%	1.13%	1.16%		1.15%	1.01%
Net investment income	1.33%	0.78%	1.57%		2.21%	0.94%
Supplemental data
Net assets, end of period (in thousands)	$385,473	$527,737	$561,691		$535,029	$1,195,213
Portfolio turnover	64%	76%	90%		61%	94%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended December 31, 2009, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – International Opportunity Fund (the Fund), formerly known as Threadneedle Variable Portfolio – International Opportunity Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	13

Notes to Financial Statements (continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

14	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at December 31, 2011

	Asset derivatives		Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$603

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$460,944

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(603)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	356

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	15

Notes to Financial Statements (continued)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to Registered Investment Companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

16	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Funds. Day-to-day portfolio management of the Funds is provided by the Fund’s subadviser. See Subadvisory Agreement below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. Prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper International Large-Cap Core Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $233,958 for the year ended December 31, 2011. The management fee for the year ended December 31, 2011 was 0.83% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective April 30, 2011, the PIA was terminated.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager compensates Threadneedle to manage the investments of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The effective administration fee rate for the year ended December 31, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $3,229.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	17

Notes to Financial Statements (continued)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

For the year ended December 31, 2011, these differences are primarily due to differing treatments foreign currency transactions, passive foreign investment company (PFIC) holdings, foreign tax credits and deferral/reversal of wash sale losses. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Excess of distributions over net investment income	$1,399,798
Accumulated net realized loss	(692,233)
Paid-in capital	(707,565)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year ended December 31,	2011	2010
Ordinary income	$6,595,091	$7,376,457
Long-term capital gain	—	—

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$56,978
Undistributed accumulated long-term gain	—
Accumulated realized loss	(170,995,970)
Unrealized appreciation	8,187,881

At December 31, 2011, the cost of investments for federal income tax purposes was $419,244,758 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,691,645
Unrealized depreciation	$(27,530,024)
Net unrealized appreciation	$8,161,621

The following capital loss carryforward, determined at December 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$21,999,405
2017	148,996,565
Total	$170,995,970

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Columbia Variable Portfolio – International Opportunity Fund acquired $7,961,140 of capital loss carryforward in connection with the Columbia International Fund, Variable Series merger (Note 10). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

18	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

For the year ended December 31, 2011, $36,082,915 of capital loss carryforward was utilized.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $310,549,481 and $379,726,493, respectively, for the year ended December 31, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 10 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $36,892,342 and $47,779,386, respectively.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At December 31, 2011, securities valued at $23,489,442 were on loan, secured by cash collateral of $24,583,765, (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At December 31, 2011 affiliated shareholder accounts owned 95.8% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	19

Notes to Financial Statements (continued)

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the year ended December 31, 2011.

Note 10. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia International Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $551,874,369 and the combined net assets immediately after the acquisition were $575,687,544.

The merger was accomplished by a tax-free exchange of 18,483,906 shares of the acquired fund valued at $23,813,175 (including $5,602,247 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	1,645,029
Class 2	153,570

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $7.1 million, $40.5 million, $(107.0) million and $(59.4) million, respectively.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

20	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

The full impact of recent European events and the impact to the Euro is uncertain. As the Fund invests in European securities, their market values may be adversely impacted. At December 31, 2011, the Fund’s exposure to the Euro represented 23.8% of net assets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	21

Notes to Financial Statements (continued)

its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22	COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – International Opportunity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – International Opportunity Fund (formerly known as Threadneedle VP – International Opportunity Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – International Opportunity Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 ANNUAL REPORT	23

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.8%
CONSUMER DISCRETIONARY 14.8%
Hotels, Restaurants & Leisure 2.7%
Las Vegas Sands Corp.(a)	78,046	$3,334,905
Starbucks Corp.(b)	67,384	3,100,338

Total		6,435,243
Internet & Catalog Retail 4.0%
Amazon.com, Inc.(a)	25,073	4,340,136
Expedia, Inc.	71,324	2,069,823
priceline.com, Inc.(a)	5,009	2,342,760
TripAdvisor, Inc.(a)(b)	34,968	881,543

Total		9,634,262
Media 3.3%
Comcast Corp., Class A	119,006	2,821,632
DISH Network Corp., Class A	79,754	2,271,394
Viacom, Inc., Class B	61,077	2,773,507

Total		7,866,533
Multiline Retail 2.6%
Macy’s, Inc.	100,942	3,248,314
Target Corp.	57,242	2,931,935

Total		6,180,249
Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A(b)	23,038	1,125,176
TJX Companies, Inc.	51,491	3,323,744

Total		4,448,920
Textiles, Apparel & Luxury Goods 0.4%
Fossil, Inc.(a)(b)	12,381	982,556
TOTAL CONSUMER DISCRETIONARY		35,547,763
CONSUMER STAPLES 8.4%
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	39,398	3,282,641
Whole Foods Market, Inc.(b)	22,141	1,540,571

Total		4,823,212
Food Products 1.7%
Hershey Co. (The)(b)	45,605	2,817,477
Mead Johnson Nutrition Co.	18,778	1,290,612

Total		4,108,089
Personal Products 1.4%
Estee Lauder Companies, Inc. (The), Class A	31,460	3,533,587
Tobacco 3.3%
Lorillard, Inc.	20,924	2,385,336
Philip Morris International, Inc.	70,060	5,498,309

Total		7,883,645
TOTAL CONSUMER STAPLES		20,348,533
ENERGY 10.6%
Energy Equipment & Services 3.3%
Halliburton Co.	101,973	3,519,088
Nabors Industries Ltd.(a)(c)	83,625	1,450,057
National Oilwell Varco, Inc.	44,942	3,055,607

Total		8,024,752

Issuer	Shares	Value
Common Stocks (continued)
ENERGY (cont.)
Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum Corp.	30,631	$2,338,064
Apache Corp.	37,156	3,365,591
Chevron Corp.	37,178	3,955,739
Continental Resources, Inc.(a)(b)	34,026	2,269,875
Kinder Morgan Management LLC(a)(d)	1,381	1
Occidental Petroleum Corp.	31,980	2,996,526
Southwestern Energy Co.(a)	78,215	2,498,187

Total		17,423,983
TOTAL ENERGY		25,448,735
FINANCIALS 3.8%
Capital Markets 0.6%
BlackRock, Inc.	8,398	1,496,860
Commercial Banks 0.8%
Fifth Third Bancorp	149,553	1,902,314
Diversified Financial Services 1.3%
Citigroup, Inc.	51,983	1,367,673
IntercontinentalExchange, Inc.(a)	15,301	1,844,535

Total		3,212,208
Real Estate Investment Trusts (REITs) 1.1%
Digital Realty Trust, Inc.(b)	19,580	1,305,399
Simon Property Group, Inc.	9,480	1,222,351

Total		2,527,750
TOTAL FINANCIALS		9,139,132
HEALTH CARE 12.8%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc.(a)	24,788	1,772,342
Alkermes PLC(a)(b)(c)	69,269	1,202,510
Biogen Idec, Inc.(a)	37,269	4,101,454
Vertex Pharmaceuticals, Inc.(a)(b)	38,621	1,282,603

Total		8,358,909
Health Care Equipment & Supplies 1.1%
Covidien PLC(c)	60,002	2,700,690
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	61,130	2,482,489
CIGNA Corp.	46,352	1,946,784
Express Scripts, Inc.(a)(b)	81,830	3,656,983

Total		8,086,256
Health Care Technology 0.8%
Cerner Corp.(a)(b)	32,788	2,008,265
Life Sciences Tools & Services —%
Life Technologies Corp.(a)	1,631	63,462
Pharmaceuticals 4.0%
Allergan, Inc.	35,205	3,088,887
Johnson & Johnson	42,975	2,818,300
Teva Pharmaceutical Industries Ltd., ADR(c)	44,486	1,795,455
Watson Pharmaceuticals, Inc.(a)	32,248	1,945,844

Total		9,648,486
TOTAL HEALTH CARE		30,866,068

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	1

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Cap Growth Fund

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS 12.1%
Construction & Engineering 1.0%
KBR, Inc.	87,587	$2,441,050
Electrical Equipment 1.3%
Rockwell Automation, Inc.(b)	41,174	3,020,936
Industrial Conglomerates 2.0%
Tyco International Ltd.(c)	104,088	4,861,950
Machinery 4.5%
Cummins, Inc.	19,883	1,750,102
Dover Corp.	67,583	3,923,193
Pall Corp.	46,373	2,650,217
Parker Hannifin Corp.	32,110	2,448,387

Total		10,771,899
Road & Rail 3.3%
JB Hunt Transport Services, Inc.(b)	74,655	3,364,701
Kansas City Southern(a)(b)	18,834	1,280,900
Union Pacific Corp.	32,294	3,421,227

Total		8,066,828
TOTAL INDUSTRIALS		29,162,663
INFORMATION TECHNOLOGY 30.8%
Communications Equipment 2.7%
QUALCOMM, Inc.	119,025	6,510,668
Computers & Peripherals 7.9%
Apple, Inc.(a)	29,790	12,064,950
EMC Corp.(a)	256,614	5,527,465
NCR Corp.(a)	80,082	1,318,150

Total		18,910,565
Internet Software & Services 5.3%
eBay, Inc.(a)	103,744	3,146,555
Google, Inc., Class A(a)	15,013	9,696,897

Total		12,843,452
IT Services 6.1%
Accenture PLC, Class A(c)	99,715	5,307,829
Alliance Data Systems Corp.(a)(b)	20,099	2,087,080
Mastercard, Inc., Class A	11,991	4,470,485
Teradata Corp.(a)	57,394	2,784,183

Total		14,649,577
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	87,316	3,124,167
Novellus Systems, Inc.(a)	58,432	2,412,657
Texas Instruments, Inc.	119,161	3,468,777

Total		9,005,601
Software 5.1%
Check Point Software Technologies Ltd.(a)(c)	45,532	2,392,251
Microsoft Corp.	138,496	3,595,356
Nuance Communications, Inc.(a)	47,949	1,206,397
Oracle Corp.	111,594	2,862,386
Salesforce.com, Inc.(a)(b)	22,011	2,233,236

Total		12,289,626
TOTAL INFORMATION TECHNOLOGY		74,209,489

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS 4.1%
Chemicals 3.7%
Celanese Corp., Class A	53,310	$2,360,033
PPG Industries, Inc.	30,212	2,522,400
Praxair, Inc.	38,299	4,094,163

Total		8,976,596
Metals & Mining 0.4%
Allegheny Technologies, Inc.	18,051	862,838
TOTAL MATERIALS		9,839,434
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
American Tower Corp., Class A	58,092	3,486,101
TOTAL TELECOMMUNICATION SERVICES		3,486,101
Total Common Stocks
(Cost: $220,680,961)		$238,047,918

	Shares	Value
Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	3,085,176	$3,085,176
Total Money Market Funds
(Cost: $3,085,176)		$3,085,176

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 9.1%
Repurchase Agreements 9.1%
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $10,000,111,(g)
	0.100%	$10,000,000	$10,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078,(g)
	0.140%	5,000,000	5,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $6,826,304,(g)
	0.080%	6,826,244	6,826,244

Total			21,826,244
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $21,826,244)			$21,826,244
Total Investments
(Cost: $245,592,381)			$262,959,338
Other Assets & Liabilities, Net			(22,108,497)
Net Assets			$240,850,841

The accompanying Notes to Financial Statements are an integral part of this statement.

2	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $19,710,742 or 8.18% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $1, representing 0.00% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Kinder Morgan Management LLC	12/19/03 – 01/18/05	$—

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning cost	Purchase cost	Sales cost/ proceeds from sales	Realized gain/loss	Ending cost	Dividends or interest income	Value
Columbia Short-Term Cash Fund	$1,551,886	$85,443,004	$(83,909,714)	$—	$3,085,176	$4,407	$3,085,176

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$5,051,567
Ginnie Mae I Pool	2,503,071
Ginnie Mae II Pool	2,645,362
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	3

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Portfolio of Investments (continued)

Societe Generale (0.080%)

Security description	Value
Fannie Mae REMICS	$2,103,720
Freddie Mac REMICS	739,871
Government National Mortgage Association	4,119,178
Total Market Value of Collateral Securities	$6,962,769

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

4	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Large Cap Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	5

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$35,547,763	$—	$—	$35,547,763
Consumer Staples	20,348,533	—	—	20,348,533
Energy	25,448,734	1	—	25,448,735
Financials	9,139,132	—	—	9,139,132
Health Care	30,866,068	—	—	30,866,068
Industrials	29,162,663	—	—	29,162,663
Information Technology	74,209,489	—	—	74,209,489
Materials	9,839,434	—	—	9,839,434
Telecommunication Services	3,486,101	—	—	3,486,101
Total Equity Securities	238,047,917	1	—	238,047,918
Other
Money Market Funds	3,085,176	—	—	3,085,176
Investments of Cash Collateral Received for Securities on Loan	—	21,826,244	—	21,826,244
Total Other	3,085,176	21,826,244	—	24,911,420
Total	$241,133,093	$21,826,245	$—	$262,959,338

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2011
Assets
Investments, at value*
Unaffiliated issuers (identified cost $220,680,961)	$238,047,918
Affiliated issuers (identified cost $3,085,176)	3,085,176
Investment of cash collateral received for securities on loan Repurchase agreements (identified cost $21,826,244)	21,826,244

Total investments (identified cost $245,592,381)	262,959,338
Receivable for:
Capital shares sold	3,719
Dividends	177,575
Interest	1,889
Reclaims	34,328
Expense reimbursement due from Investment Manager	31,100
Prepaid expense	9,557
Trustees’ deferred compensation plan	27,980

Total assets	263,245,486

Liabilities
Due upon return of securities on loan	21,826,244
Payable for:
Capital shares purchased	293,328
Investment management fees	142,128
Distribution fees	21,263
Transfer agent fees	12,010
Administration fees	12,010
Other expenses	59,682
Trustees’ deferred compensation plan	27,980

Total liabilities	22,394,645

Net assets applicable to outstanding capital stock	$240,850,841

Represented by
Partners’ capital	$240,850,841

Total — representing net assets applicable to outstanding capital stock	$240,850,841

*Value of securities on loan	$21,223,269

Net assets applicable to outstanding shares
Class 1	$44,092,059
Class 2	$7,906,528
Class 3	$188,852,254
Shares outstanding
Class 1	6,672,653
Class 2	1,201,659
Class 3	28,606,740
Net asset value per share
Class 1	$6.61
Class 2	$6.58
Class 3	$6.60

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	7

Statement of Operations

Year ended December 31, 2011
Net investment income
Income:
Dividends	$2,919,519
Dividends from affiliates	4,407
Income from securities lending — net	24,679
Foreign taxes withheld	(12,631)
Total income	2,935,974
Expenses:
Investment management fees	1,776,859
Distribution fees
Class 2	14,116
Class 3	271,552
Transfer agent fees
Class 1	19,038
Class 2	3,379
Class 3	130,340
Administration fees	152,758
Compensation of board members	11,930
Custodian fees	21,146
Printing and postage fees	64,374
Professional fees	30,620
Chief compliance officer expenses	42
Other	9,187
Total expenses	2,505,341
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(211,239)
Total net expenses	2,294,102
Net investment income	641,872
Realized and unrealized gain (loss) – net
Net realized gain (loss) on:
Investments	22,433,441
Net realized gain	22,433,441
Net change in unrealized appreciation (depreciation) on:
Investments	(36,648,291)
Foreign currency translations	(257)
Net change in unrealized depreciation	(36,648,548)
Net realized and unrealized loss	(14,215,107)
Net decrease in net assets from operations	$(13,573,235)

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2011	2011	2010(a)
Operations
Net investment income	$641,872	$778,187
Net realized gain	22,433,441	38,467,467
Net change in unrealized depreciation	(36,648,548)	(3,667,235)
Net increase (decrease) in net assets resulting from operations	(13,573,235)	35,578,419
Increase (decrease) in net assets from share transactions	20,933,627	(42,491,598)
Total increase (decrease) in net assets	7,360,392	(6,913,179)
Net assets at beginning of year	233,490,449	240,403,628
Net assets at end of year	$240,850,841	$233,490,449

Year ended Dec. 31,	2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	176,322	1,277,429	789	5,000
Fund merger	7,273,180	54,764,794	–	–
Redemptions	(777,638)	(5,364,332)	–	–
Net increase	6,671,864	50,677,891	789	5,000
Class 2 shares
Subscriptions	175,215	1,209,414	48,386	304,874
Fund merger	1,137,310	8,542,419	–	–
Redemptions	(157,827)	(1,085,793)	(1,425)	(9,064)
Net increase	1,154,698	8,666,040	46,961	295,810
Class 3 Shares
Subscriptions	194,766	1,366,110	652,560	3,847,465
Redemptions	(5,765,203)	(39,776,414)	(7,775,094)	(46,639,873)
Net increase	(5,570,437)	(38,410,304)	(7,122,534)	(42,792,408)
Total net increase (decrease)	2,256,125	20,933,627	(7,074,784)	(42,491,598)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	9

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$6.82	$6.34
Income from investment operations:
Net investment income	0.03	0.02
Net realized and unrealized gain (loss)	(0.24)	0.46
Total from investment operations	(0.21)	0.48
Net asset value, end of period	$6.61	$6.82
Total return	(3.08% )	7.57%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.89%	0.83%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.77%	0.83%	(c)
Net investment income	0.51%	0.60%	(c)
Supplemental data
Net assets, end of period (in thousands)	$44,092	$5
Portfolio turnover	104%	152%

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$6.81	$6.34
Income from investment operations:
Net investment income	0.02	0.02
Net realized and unrealized gain (loss)	(0.25)	0.45
Total from investment operations	(0.23)	0.47
Net asset value, end of period	$6.58	$6.81
Total return	(3.38% )	7.41%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.15%	1.09%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.02%	1.09%	(c)
Net investment income	0.26%	0.50%	(c)
Supplemental data
Net assets, end of period (in thousands)	$7,907	$320
Portfolio turnover	104%	152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$6.82	$5.82	$4.25	$7.65	$7.50
Income from investment operations:
Net investment income (loss)	0.01	0.02	0.03	0.10	0.08
Net realized and unrealized gain (loss)	(0.23)	0.98	1.54	(3.48)	0.15
Total from investment operations	(0.22)	1.00	1.57	(3.38)	0.23
Less distributions to shareholders from:
Net investment income	—	—	—	(0.02)	(0.08)
Total distributions to shareholders	—	—	—	(0.02)	(0.08)
Net asset value, end of period	$6.60	$6.82	$5.82	$4.25	$7.65
Total return	(3.23% )	17.16%	37.00%	(44.35% )	3.07%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.99%	0.93%	0.80%	0.75%	0.89%
Net expenses after fees waived or expenses reimbursed(b)	0.92%	0.93%	0.80%	0.75%	0.89%
Net investment income	0.21%	0.34%	0.71%	1.36%	1.01%
Supplemental data
Net assets, end of period (in thousands)	$188,852	$233,165	$240,404	$275,348	$627,286
Portfolio turnover	104%	152%	152%	150%	116%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	11

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), formerly known as Seligman Variable Portfolio –Growth Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

12	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	13

Notes to Financial Statements (continued)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. Prior to April 30, 2011, the rates were an annual fee that declined from 0.600% to 0.375% as assets increased. Also, prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Large-Cap Growth Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $54,555 for the year ended December 31, 2011. The effective management fee rate for the year ended December 31, 2011 was 0.70% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective April 30, 2011, the PIA was terminated.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average

14	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The effective administration fee rate for the year ended December 31, 2011 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including, Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

For the year ended December 31, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates as a percentage of the class’ average daily net assets:

Class 1	0.765%
Class 2	1.015
Class 3	0.890

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to April 30, 2011, there was no contractual limitation.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $261,894,632 and $304,820,219, respectively, for the year ended December 31, 2011.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	15

Notes to Financial Statements (continued)

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, securities valued at $21,223,269 were on loan, secured by cash collateral of $21,826,244 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At December 31, 2011, one unaffiliated shareholder account indirectly owned 17.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholder accounts indirectly owned 79.1% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

16	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the year ended December 31, 2011.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Large Cap Growth Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $244,494,303 and the combined net assets immediately after the acquisition were $307,801,516.

The merger was accomplished by a tax-free exchange of 1,979,922 shares of the acquired fund valued at $63,307,213 (including $13,585,216 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	7,273,180
Class 2	1,137,310

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward. The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $0.7 million, $26.4 million, $(34.5) million and $(7.4) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	17

Notes to Financial Statements (continued)

District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18	COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Large Cap Growth Fund (formerly known as Seligman VP – Growth Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through December 31, 2008, were audited by other auditors whose report dated February 27, 2009, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Large Cap Growth Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 ANNUAL REPORT	19

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 12.8%
Auto Components 1.8%
TRW Automotive Holdings Corp.(a)(b)	220,011	$7,172,359
Visteon Corp.(a)	199,513	9,963,679

Total		17,136,038
Automobiles 1.0%
Ford Motor Co.(a)	868,004	9,339,723
Diversified Consumer Services 1.5%
Apollo Group, Inc., Class A(a)	86,601	4,665,196
Capella Education Co.(a)(b)	82,979	2,991,393
Corinthian Colleges, Inc.(a)(b)	701,600	1,522,472
DeVry, Inc.	68,656	2,640,509
ITT Educational Services, Inc.(a)(b)	48,829	2,777,882

Total		14,597,452
Hotels, Restaurants & Leisure 1.5%
Penn National Gaming, Inc.(a)(b)	282,654	10,760,638
Royal Caribbean Cruises Ltd.(c)	163,095	4,039,863

Total		14,800,501
Household Durables 0.7%
D.R. Horton, Inc.(b)	220,355	2,778,677
Lennar Corp., Class A(b)	180,625	3,549,281

Total		6,327,958
Leisure Equipment & Products 0.6%
Hasbro, Inc.	182,559	5,821,806
Media 3.2%
DISH Network Corp., Class A	337,044	9,599,013
Liberty Media Corp.(a)	56,167	4,383,835
National CineMedia, Inc.(b)	478,732	5,936,277
Regal Entertainment Group, Class A(b)	415,379	4,959,625
Valassis Communications, Inc.(a)(b)	325,279	6,255,115

Total		31,133,865
Multiline Retail 1.9%
Macy’s, Inc.	553,344	17,806,610
Specialty Retail 0.6%
Abercrombie & Fitch Co., Class A	48,796	2,383,197
Aeropostale, Inc.(a)(b)	209,402	3,193,380

Total		5,576,577
TOTAL CONSUMER DISCRETIONARY		122,540,530
CONSUMER STAPLES 6.3%
Food Products 3.3%
Dean Foods Co.(a)(b)	397,510	4,452,112
Ralcorp Holdings, Inc.(a)	210,259	17,977,144
Sara Lee Corp.	448,813	8,491,542

Total		30,920,798
Tobacco 3.0%
Lorillard, Inc.	252,233	28,754,562
TOTAL CONSUMER STAPLES		59,675,360
ENERGY 10.1%
Energy Equipment & Services 2.7%
C&J Energy Services, Inc.(a)(b)	174,386	3,649,899
McDermott International, Inc.(a)(c)	366,734	4,221,108
Nabors Industries Ltd.(a)(c)	426,900	7,402,446
Noble Corp.(a)(c)	369,298	11,160,186

Total		26,433,639

Issuer	Shares	Value
Common Stocks (continued)
ENERGY (contd.)
Oil, Gas & Consumable Fuels 7.4%
Alpha Natural Resources, Inc.(a)	114,570	$2,340,665
El Paso Corp.	365,757	9,718,163
Enbridge, Inc.(c)	600,687	22,471,701
Newfield Exploration Co.(a)	301,139	11,361,974
Pioneer Natural Resources Co.	27,050	2,420,434
QEP Resources, Inc.	373,047	10,930,277
Whiting Petroleum Corp.(a)	242,540	11,324,193

Total		70,567,407
TOTAL ENERGY		97,001,046
FINANCIALS 17.8%
Capital Markets 1.9%
Invesco Ltd.(c)	714,469	14,353,682
Lazard Ltd., Class A(b)(c)	149,466	3,902,557

Total		18,256,239
Commercial Banks 7.4%
CIT Group, Inc.(a)(b)	890,425	31,049,120
Comerica, Inc.	273,776	7,063,421
Cullen/Frost Bankers, Inc.(b)	104,375	5,522,481
Fifth Third Bancorp	702,960	8,941,651
Huntington Bancshares, Inc.	1,115,375	6,123,409
KeyCorp	801,030	6,159,920
SunTrust Banks, Inc.	121,897	2,157,577
TCF Financial Corp.(b)	347,406	3,585,230

Total		70,602,809

Diversified Financial Services 0.3%
Pico Holdings, Inc.(a)(b)	114,274	2,351,759
Insurance 6.9%
Assurant, Inc.	226,910	9,316,925
Axis Capital Holdings Ltd.(c)	190,707	6,094,996
Everest Re Group Ltd.(c)	104,481	8,785,807
Lincoln National Corp.	487,545	9,468,124
PartnerRe Ltd.(b)(c)	102,112	6,556,611
Transatlantic Holdings, Inc.	94,024	5,145,934
XL Group PLC(c)	1,059,026	20,936,944

Total		66,305,341
Real Estate Investment Trusts (REITs) 1.3%
Boston Properties, Inc.(b)	20,539	2,045,684
Equity Residential(b)	73,145	4,171,459
Rayonier, Inc.(b)	148,585	6,631,349

Total		12,848,492
TOTAL FINANCIALS		170,364,640
HEALTH CARE 10.9%
Health Care Equipment & Supplies 1.7%
Teleflex, Inc.	160,463	9,834,777
Zimmer Holdings, Inc.(a)	124,912	6,672,799

Total		16,507,576
Health Care Providers & Services 2.9%
CIGNA Corp.	441,108	18,526,536
Humana, Inc.	104,432	9,149,288

Total		27,675,824
Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc.(a)	644,515	22,512,909

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	1

The accompanying Notes to Financial Statements are an integral part of this statement.

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (contd.)
Pharmaceuticals 3.9%
Mylan, Inc.(a)	1,149,303	$24,664,043
Watson Pharmaceuticals, Inc.(a)	217,554	13,127,208

Total		37,791,251
TOTAL HEALTH CARE		104,487,560
INDUSTRIALS 15.9%
Airlines 1.0%
Delta Air Lines, Inc.(a)	422,099	3,414,781
U.S. Airways Group, Inc.(a)(b)	260,738	1,321,942
United Continental Holdings, Inc.(a)(b)	261,027	4,925,579

Total		9,662,302
Building Products 0.9%
AO Smith Corp.(b)	214,532	8,607,024
Construction & Engineering 1.9%
Chicago Bridge & Iron Co. NV(c)	226,955	8,578,899
Jacobs Engineering Group, Inc.(a)	110,633	4,489,487
KBR, Inc.	176,207	4,910,889

Total		17,979,275
Electrical Equipment 3.6%
Cooper Industries PLC(b)(c)	487,259	26,385,075
Rockwell Automation, Inc.(b)	107,918	7,917,944

Total		34,303,019
Machinery 4.7%
AGCO Corp.(a)(b)	183,502	7,885,081
Eaton Corp.	324,210	14,112,861
Navistar International Corp.(a)	248,072	9,396,967
Parker Hannifin Corp.	127,052	9,687,715
Terex Corp.(a)(b)	246,331	3,327,932

Total		44,410,556
Road & Rail 3.8%
Con-way, Inc.	140,909	4,108,907
JB Hunt Transport Services, Inc.(b)	215,291	9,703,165
Kansas City Southern(a)	234,009	15,914,952
Swift Transportation Co.(a)	183,624	1,513,062
Werner Enterprises, Inc.(b)	225,869	5,443,443

Total		36,683,529
TOTAL INDUSTRIALS		151,645,705
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 0.3%
Juniper Networks, Inc.(a)	126,409	2,580,008
Computers & Peripherals 1.0%
Diebold, Inc.(b)	151,391	4,552,327
Western Digital Corp.(a)	145,949	4,517,122

Total		9,069,449
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	135,600	6,154,884
Avnet, Inc.(a)	296,561	9,220,082

Total		15,374,966
IT Services 0.5%
Amdocs Ltd.(a)(c)	175,348	5,002,678

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (contd.)
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.(a)(b)	793,102	$4,282,751
LSI Corp.(a)	1,989,959	11,840,256
Microchip Technology, Inc.(b)	296,785	10,871,234

Total		26,994,241
Software 0.9%
Check Point Software Technologies Ltd.(a)(c)	172,600	9,068,404
TOTAL INFORMATION TECHNOLOGY		68,089,746
MATERIALS 7.2%
Chemicals 4.6%
Agrium, Inc.(b)(c)	26,944	1,808,212
Eastman Chemical Co.	487,017	19,022,884
Huntsman Corp.(b)	431,312	4,313,120
PPG Industries, Inc.	230,069	19,208,461

Total		44,352,677
Containers & Packaging 0.4%
Rock-Tenn Co., Class A	56,374	3,252,780
Metals & Mining 1.6%
Allegheny Technologies, Inc.	105,625	5,048,875
Freeport-McMoRan Copper & Gold, Inc.	63,861	2,349,446
Nucor Corp.	204,693	8,099,702

Total		15,498,023
Paper & Forest Products 0.6%
Domtar Corp.	75,752	6,057,130
TOTAL MATERIALS		69,160,610
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
CenturyLink, Inc.	356,896	13,276,531
Windstream Corp.(b)	849,443	9,972,461

Total		23,248,992
TOTAL TELECOMMUNICATION SERVICES		23,248,992
UTILITIES 7.6%
Electric Utilities 3.1%
Entergy Corp.	87,544	6,395,089
FirstEnergy Corp.	113,093	5,010,020
NV Energy, Inc.	166,798	2,727,147

Pepco Holdings, Inc.	468,201	9,504,481
Pinnacle West Capital Corp.	133,751	6,444,123

Total		30,080,860
Gas Utilities 0.3%
Questar Corp.(b)	136,241	2,705,746
Multi-Utilities 4.2%
Ameren Corp.	49,384	1,636,092
CenterPoint Energy, Inc.	434,109	8,721,250
DTE Energy Co.	183,072	9,968,270
Sempra Energy	145,953	8,027,415
Wisconsin Energy Corp.(b)	287,485	10,050,476
Xcel Energy, Inc.	59,606	1,647,510

Total		40,051,013
TOTAL UTILITIES		72,837,619
Total Common Stocks
(Cost: $917,852,882)		$939,051,808

2	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes(c)(d)
03/15/18	3.750%	1,416,000	$916,152
Total Convertible Bonds
(Cost: $1,416,000)			$916,152
		Shares	Value
Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.141%(e)(f)		26,959,555	$26,959,555
Total Money Market Funds
(Cost: $26,959,555)			$26,959,555
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 8.1%
Asset-Backed Commercial Paper 1.2%
Atlantis One
02/01/12	0.370%	1,999,137	$1,999,137
Cancara Asset Securitisation LLC
01/23/12	0.320%	1,999,378	1,999,378
Grampian Funding LLC
01/18/12	0.310%	1,999,483	1,999,483
KELLS FUNDING, LLC
01/03/12	0.380%	1,999,282	1,999,282
Thames Asset Global Securities
01/18/12	0.320%	2,999,200	2,999,200

Total			10,996,480

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 8.1% (continued)
Certificates of Deposit 1.2%
Branch Banking & Trust Corporation
03/15/12	0.240%	5,000,000	$5,000,000
Standard Chartered Bank PLC
03/05/12	0.630%	4,000,000	4,000,000
Svenska Handelsbanken
02/28/12	0.490%	2,000,000	2,000,000

Total			11,000,000
Commercial Paper 0.5%
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,854	4,998,854
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
01/03/12	0.390%	2,000,000	2,000,000
Repurchase Agreements 5.0%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $10,000,089(g)
	0.080%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(g)
	0.100%	10,000,000	10,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(g)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(g)
	0.140%	10,000,000	10,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $13,235,283(g)
	0.080%	13,235,166	13,235,166

Total			48,235,166
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $77,230,500)			$77,230,500
Total Investments
(Cost: $1,023,458,937)			$1,044,158,015
Other Assets & Liabilities, Net			(86,752,771)
Net Assets			$957,405,244

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $161,685,321 or 16.89% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $916,152 or 0.10% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	3

Notes to Portfolio of Investments (continued)

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning cost	Purchase cost	Sales cost/ proceeds from Sales	Realized gain/ Loss	Ending cost	Dividends or interest income	Value
Columbia Short-Term Cash Fund	$22,881,343	$343,396,797	$(339,318,585)	$—	$26,959,555	$55,094	$26,959,555

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$2,903,223
Freddie Mac REMICS	7,057,071
Government National Mortgage Association	239,706
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value

Fannie Mae Pool	$6,625,080
Federal National Mortgage Association	91,174
Freddie Mac Gold Pool	2,321,107
Freddie Mac Non Gold Pool	758,439
Ginnie Mae I Pool	403,727
Ginnie Mae II Pool	473
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$2,525,784
Ginnie Mae I Pool	1,251,535
Ginnie Mae II Pool	1,322,681
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

4	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Portfolio of Investments (continued)

Notes to Portfolio of Investments(continued)

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$4,078,829
Freddie Mac REMICS	1,434,510
Government National Mortgage Association	7,986,531
Total Market Value of Collateral Securities	$13,499,870

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	5

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

6	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Portfolio of Investments (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$122,540,530	$—	$—	$122,540,530
Consumer Staples	59,675,360	—	—	59,675,360
Energy	97,001,046	—	—	97,001,046
Financials	170,364,640	—	—	170,364,640
Health Care	104,487,560	—	—	104,487,560
Industrials	151,645,705	—	—	151,645,705
Information Technology	68,089,746	—	—	68,089,746
Materials	69,160,610	—	—	69,160,610
Telecommunication Services	23,248,992	—	—	23,248,992
Utilities	72,837,619	—	—	72,837,619
Total Equity Securities	939,051,808	—	—	939,051,808
Bonds
Convertible Bonds	—	916,152	—	916,152
Total Bonds	—	916,152	—	916,152
Other
Money Market Funds	26,959,555	—	—	26,959,555
Investments of Cash Collateral Received for Securities on Loan	—	77,230,500	—	77,230,500
Total Other	26,959,555	77,230,500	—	104,190,055
Total	$966,011,363	$78,146,652	$—	$1,044,158,015

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	7

Statement of Assets and Liabilities

December 31, 2011
Assets
Investments, at value*
Unaffiliated issuers (identified cost $919,268,882)	$939,967,960
Affiliated issuers (identified cost $26,959,555)	26,959,555
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $28,995,334)	28,995,334
Repurchase agreements (identified cost $48,235,166)	48,235,166
Total investments (identified cost $1,023,458,937)	1,044,158,015
Receivable for:
Investments sold	2,428,014
Capital shares sold	2,137
Dividends	1,141,030
Interest	53,024
Reclaims	606
Prepaid expense	13,984
Trustees’ deferred compensation plan	15,853
Total assets	1,047,812,663
Liabilities
Due upon return of securities on loan	77,230,500
Payable for:
Investments purchased	10,728,025
Capital shares purchased	1,692,905
Investment management fees	576,258
Distribution fees	10,500
Transfer agent fees	46,804
Administration fees	44,959
Other expenses	61,615
Trustees’ deferred compensation plan	15,853
Total liabilities	90,407,419
Net assets applicable to outstanding capital stock	$957,405,244
Represented by
Partners’ capital	$957,405,244
Total — representing net assets applicable to outstanding capital stock	$957,405,244
*Value of securities on loan	$76,207,763
Net assets applicable to outstanding shares
Class 1	$856,801,845
Class 2	$1,078,038
Class 3	$99,525,361
Shares outstanding
Class 1	85,359,540
Class 2	107,742
Class 3	9,937,612
Net asset value per share
Class 1	$10.04
Class 2	$10.01
Class 3	$10.02

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Statement of Operations

The accompanying Notes to Financial Statements are an integral part of this statement.

Year ended December 31, 2011
Net investment income
Income:
Dividends	$14,250,774
Interest	42,187
Dividends from affiliates	55,094
Income from securities lending — net	292,078
Foreign taxes withheld	(90,085)
Total income	14,550,048
Expenses:
Investment management fees	6,590,101
Distribution fees
Class 2	1,875
Class 3	150,877
Transfer agent fees
Class 1	461,974
Class 2	450
Class 3	72,419
Administration fees	515,201
Compensation of board members	18,640
Custodian fees	35,560
Printing and postage fees	26,463
Professional fees	41,871
Other	25,107
Total expenses	7,940,538
Net investment income	6,609,510
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	61,497,020
Foreign currency transactions	343
Net realized gain	61,497,363
Net change in unrealized appreciation (depreciation) on:
Investments	(139,360,986)
Net change in unrealized depreciation	(139,360,986)
Net realized and unrealized loss	(77,863,623)
Net decrease in net assets from operations	$(71,254,113)

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	9

Statement of Changes in Net Assets

	2011	2010(a)
Year ended December 31,
Operations
Net investment income	$6,609,510	$4,587,790
Net realized gain	61,497,363	33,827,919
Net change in unrealized appreciation (depreciation)	(139,360,986)	123,586,105
Net increase (decrease) in net assets resulting from operations	(71,254,113)	162,001,814
Increase (decrease) in net assets from share transactions	171,141,165	453,126,466
Total increase in net assets	99,887,052	615,128,280
Net assets at beginning of year	857,518,192	242,389,912
Net assets at end of year	$957,405,244	$857,518,192

	2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	20,466,015	205,118,325	66,666,171	594,950,254
Fund merger	1,618,236	19,449,223	—	—
Redemptions	(2,435,610)	(26,426,977)	(955,272)	(9,597,764)
Net increase	19,648,641	198,140,571	65,710,899	585,352,490
Class 2 shares
Subscriptions	86,116	931,857	30,678	305,417
Redemptions	(7,702)	(78,257)	(1,350)	(14,277)
Net increase	78,414	853,600	29,328	291,140
Class 3 Shares
Subscriptions	72,448	753,950	388,335	3,579,690
Redemptions	(2,658,234)	(28,606,956)	(14,985,940)	(136,096,854)
Net decrease	(2,585,786)	(27,853,006)	(14,597,605)	(132,517,164)
Total net increase	17,141,269	171,141,165	51,142,622	453,126,466

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.96	$9.92
Income from investment operations:
Net investment income	0.08	0.06
Net realized and unrealized gain (loss)	(1.00)	0.98
Total from investment operations	(0.92)	1.04
Net asset value, end of period	$10.04	$10.96
Total return	(8.39% )	10.48%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87%	0.85%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.87%	0.85%	(c)
Net investment income	0.77%	0.94%	(c)
Supplemental data
Net assets, end of period (in thousands)	$856,802	$720,087
Portfolio turnover	59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.95	$9.92
Income from investment operations:
Net investment income	0.06	0.07
Net realized and unrealized gain (loss)	(1.00)	0.96
Total from investment operations	(0.94)	1.03
Net asset value, end of period	$10.01	$10.95
Total return	(8.58% )	10.38%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13%	1.12%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.13%	1.12%	(c)
Net investment income	0.62%	1.02%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,078	$321
Portfolio turnover	59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	11

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$10.95	$8.94	$6.34	$14.60	$13.49
Income from investment operations:
Net investment income	0.06	0.06	0.10	0.08	0.10
Net realized and unrealized gain (loss)	(0.99)	1.95	2.50	(5.52)	1.29
Total from investment operations	(0.93)	2.01	2.60	(5.44)	1.39
Less distributions:
Net investment income	—	—	—	—	(0.11)
Net realized gains	—	—	—	(2.82)	(0.17)
Total distributions to shareholders	—	—	—	(2.82)	(0.28)
Net asset value, end of period	$10.02	$10.95	$8.94	$6.34	$14.60
Total return	(8.49% )	22.51%	40.93%	(45.10% )	10.35%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.00%	1.00%	0.85%	1.04%	1.03%
Net expenses after fees waived or expenses reimbursed(b)	1.00%	1.00%	0.85%	1.04%	1.03%
Net investment income	0.57%	0.65%	1.48%	1.01%	0.72%
Supplemental data
Net assets, end of period (in thousands)	$99,525	$137,110	$242,390	$247,395	$354,737
Portfolio turnover	59%	80%	39%	47%	77%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (the Fund), formerly known as RiverSource Variable Portfolio – Mid Cap Value Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	13

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant

14	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Notes to Financial Statements (continued)

court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. Prior to April 30, 2011, the rates were an annual fee that declined from 0.700% to 0.475% as assets increased. Also, prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Mid-Cap Value Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $108,573 for the year ended December 31, 2011. The effective management fee rate for the year ended December 31, 2011 was 0.74% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective April 30, 2011, the PIA was terminated.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The effective administration fee rate for the year ended December 31, 2011 was 0.06% of the Fund’s average daily net assets.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	15

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $4,744.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.895%
Class 2	1.145
Class 3	1.020

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to April 30, 2011, there was no contractual limitation.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $671,718,920 and $512,497,946, respectively, for the year ended December 31, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $29,157,081 and $28,096,561, respectively.

16	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Notes to Financial Statements (continued)

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, securities valued at $76,207,763 were on loan, secured by U.S. government securities valued at $1,188,865 and by cash collateral of $77,230,500 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At December 31, 2011, affiliated shareholder accounts owned 98.5% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	17

amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the year ended December 31, 2011.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Mid Cap Value Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $927,691,142 and the combined net assets immediately after the acquisition were $947,140,365.

The merger was accomplished by a tax-free exchange of 1,361,953 shares of the acquired fund valued at $19,449,223 (including $5,617,681 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	1,618,236

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $6.5 million, $62.4 million, $(138.4) million and $(69.5) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the

18	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Notes to Financial Statements (continued)

Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT	19

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (formerly known as RiverSource VP – Mid Cap Value Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Mid Cap Value Opportunity Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

20	COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – S&P 500 Index Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 10.6%
Auto Components 0.3%
BorgWarner, Inc.(a)(b)	1,950	$124,293
Goodyear Tire & Rubber Co. (The)(b)	4,343	61,540
Johnson Controls, Inc.	12,092	377,996

Total		563,829
Automobiles 0.4%
Ford Motor Co.(b)	67,534	726,666
Harley-Davidson, Inc.(a)	4,130	160,533

Total		887,199
Distributors 0.1%
Genuine Parts Co.(a)	2,766	169,279
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A(b)	2,065	111,241
DeVry, Inc.	1,076	41,383
H&R Block, Inc (a)	5,205	84,998

Total		237,622
Hotels, Restaurants & Leisure 2.0%
Carnival Corp.(c)	8,042	262,491
Chipotle Mexican Grill, Inc.(a)(b)	556	187,783
Darden Restaurants, Inc.(a)	2,343	106,794
International Game Technology(a)	5,289	90,971
Marriott International, Inc., Class A(a)	4,765	138,995
McDonald’s Corp.	18,184	1,824,401
Starbucks Corp.(a)	13,247	609,494
Starwood Hotels & Resorts Worldwide, Inc.	3,415	163,818
Wyndham Worldwide Corp.	2,712	102,595
Wynn Resorts Ltd.(a)	1,407	155,459
Yum! Brands, Inc.	8,184	482,938

Total		4,125,739
Household Durables 0.2%
D.R. Horton, Inc.(a)	4,943	62,331
Harman International Industries, Inc.(a)	1,246	47,398
Leggett & Platt, Inc.(a)	2,473	56,978
Lennar Corp., Class A(a)	2,858	56,160
Newell Rubbermaid, Inc.	5,145	83,092
PulteGroup, Inc.(a)(b)	5,986	37,771
Whirlpool Corp.(a)	1,358	64,437

Total		408,167
Internet & Catalog Retail 0.8%
Amazon.com, Inc.(b)	6,465	1,119,092
Expedia, Inc.	1,685	48,899
Netflix, Inc.(a)(b)	984	68,181
priceline.com, Inc.(b)	885	413,923
TripAdvisor, Inc.(b)	1,685	42,479

Total		1,692,574
Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	2,063	65,789
Mattel, Inc.	6,018	167,060

Total		232,849
Media 3.1%
Cablevision Systems Corp., Class A	3,923	55,785
CBS Corp., Class B Non Voting	11,630	315,638
Comcast Corp., Class A	48,425	1,148,157

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (cont.)
Media (cont.)
DIRECTV, Class A(b)	12,539	$536,168
Discovery Communications, Inc., Class A(b)	4,697	192,436
Gannett Co., Inc.(a)	4,235	56,622
Interpublic Group of Companies, Inc. (The)	8,196	79,747
McGraw-Hill Companies, Inc. (The)(a)	5,214	234,474
News Corp., Class A(a)	38,972	695,260
Omnicom Group, Inc.(a)	4,903	218,576
Scripps Networks Interactive, Inc., Class A(a)	1,729	73,344
Time Warner Cable, Inc.	5,671	360,505
Time Warner, Inc.(a)	17,787	642,822
Viacom, Inc., Class B	9,814	445,654
Walt Disney Co. (The)	31,927	1,197,262
Washington Post Co. (The), Class B(a)	86	32,406

Total		6,284,856
Multiline Retail 0.8%
Big Lots, Inc.(a)(b)	1,165	43,990
Dollar Tree, Inc.(a)(b)	2,115	175,778
Family Dollar Stores, Inc.	2,086	120,279
JC Penney Co., Inc.	2,540	89,281
Kohl’s Corp.	4,504	222,272
Macy’s, Inc. (a)	7,461	240,095
Nordstrom, Inc.(a)	2,875	142,916
Sears Holdings Corp.(a)(b)	684	21,738
Target Corp.	11,935	611,311

Total		1,667,660
Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A(a)	1,528	74,627
AutoNation, Inc.(a)(b)	845	31,155
AutoZone, Inc.(b)	496	161,185
Bed Bath & Beyond, Inc.(b)	4,266	247,300
Best Buy Co., Inc.(a)	5,215	121,874
CarMax, Inc. (a)(b)	4,024	122,651
GameStop Corp., Class A(a)(b)	2,460	59,360
Gap, Inc. (The) (a)	6,166	114,379
Home Depot, Inc. (The)(a)	27,396	1,151,728
Limited Brands, Inc.	4,371	176,370
Lowe’s Companies, Inc.	22,260	564,959
O’Reilly Automotive, Inc. (a)(b)	2,281	182,366
Ross Stores, Inc.	4,109	195,301
Staples, Inc.	12,430	172,653
Tiffany & Co.(a)	2,256	149,483
TJX Companies, Inc.	6,702	432,614
Urban Outfitters, Inc.(a)(b)	1,973	54,376

Total		4,012,381
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	5,186	316,553
Nike, Inc., Class B	6,592	635,271
Ralph Lauren Corp.(a)	1,146	158,240
VF Corp.	1,549	196,708

Total		1,306,772
TOTAL CONSUMER DISCRETIONARY		21,588,927
CONSUMER STAPLES 11.4%
Beverages 2.6%
Beam, Inc.	2,763	141,549
Brown-Forman Corp., Class B	1,793	144,354

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	1

Portfolio of Investments (continued)

Columbia Variable Portfolio – S&P 500 Index Fund

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (cont.)
Beverages (cont.)
Coca-Cola Co. (The)(a)	40,364	$2,824,269
Coca-Cola Enterprises, Inc.	5,545	142,950
Constellation Brands, Inc., Class A(a)(b)	3,094	63,953
Dr. Pepper Snapple Group, Inc.(a)	3,810	150,419
Molson Coors Brewing Co., Class B(a)	2,800	121,912
PepsiCo, Inc.	27,784	1,843,468

Total		5,432,874
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	7,702	641,731
CVS Caremark Corp.	23,132	943,323
Kroger Co. (The)	10,612	257,023
Safeway, Inc.(a)	6,041	127,103
SUPERVALU, Inc.(a)	3,772	30,629
SYSCO Corp.(a)	10,484	307,496
Wal-Mart Stores, Inc.	31,040	1,854,950
Walgreen Co.(a)	15,804	522,480
Whole Foods Market, Inc.(a)	2,839	197,537

Total		4,882,272
Food Products 1.9%
Archer-Daniels-Midland Co.	11,871	339,511
Campbell Soup Co.(a)	3,187	105,936
ConAgra Foods, Inc.	7,366	194,463
Dean Foods Co.(b)	3,265	36,568
General Mills, Inc.	11,435	462,088
Hershey Co. (The)	2,721	168,103
HJ Heinz Co.(a)	5,691	307,542
Hormel Foods Corp.(a)	2,451	71,790
JM Smucker Co. (The)	2,023	158,138
Kellogg Co.(a)	4,404	222,710
Kraft Foods, Inc., Class A	31,398	1,173,029
McCormick & Co., Inc.(a)	2,358	118,890
Mead Johnson Nutrition Co.	3,618	248,665
Sara Lee Corp.(a)	10,499	198,641
Tyson Foods, Inc., Class A	5,192	107,163

Total		3,913,237
Household Products 2.3%
Clorox Co. (The)	2,344	156,017
Colgate-Palmolive Co.	8,601	794,646
Kimberly-Clark Corp.(a)	7,004	515,214
Procter & Gamble Co. (The)	48,896	3,261,852

Total		4,727,729
Personal Products 0.2%
Avon Products, Inc.(a)	7,656	133,751
Estee Lauder Companies, Inc. (The), Class A(a)	1,985	222,955

Total		356,706
Tobacco 2.0%
Altria Group, Inc.	36,546	1,083,589
Lorillard, Inc.	2,399	273,486
Philip Morris International, Inc.	30,869	2,422,599
Reynolds American, Inc.	6,008	248,851

Total		4,028,525
TOTAL CONSUMER STAPLES		23,341,343
ENERGY 12.2%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	7,757	377,301
Cameron International Corp.(a)(b)	4,358	214,370

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (cont.)
Energy Equipment & Services (cont.)
Diamond Offshore Drilling, Inc.(a)	1,235	$68,246
FMC Technologies, Inc.(a)(b)	4,235	221,194
Halliburton Co.	16,353	564,342
Helmerich & Payne, Inc.(a)	1,904	111,117
Nabors Industries Ltd.(a)(b)(c)	5,110	88,607
National Oilwell Varco, Inc.	7,532	512,101
Noble Corp.(b)(c)	4,486	135,567
Rowan Companies, Inc.(b)	2,221	67,363
Schlumberger Ltd.(c)	23,852	1,629,330

Total		3,989,538
Oil, Gas & Consumable Fuels 10.2%
Alpha Natural Resources, Inc.(a)(b)	3,906	79,800
Anadarko Petroleum Corp.	8,850	675,520
Apache Corp.	6,825	618,208
Cabot Oil & Gas Corp.(a)	1,857	140,946
Chesapeake Energy Corp.	11,716	261,150
Chevron Corp.	35,392	3,765,709
ConocoPhillips	23,596	1,719,441
Consol Energy, Inc.	4,031	147,938
Denbury Resources, Inc.(a)(b)	7,060	106,606
Devon Energy Corp.	7,178	445,036
El Paso Corp.	13,705	364,142
EOG Resources, Inc.	4,778	470,681
EQT Corp.	2,656	145,522
Exxon Mobil Corp.	85,183	7,220,111
Hess Corp.	5,296	300,813
Marathon Oil Corp.	12,506	366,051
Marathon Petroleum Corp.	6,336	210,925
Murphy Oil Corp.	3,439	191,690
Newfield Exploration Co.(b)	2,355	88,854
Noble Energy, Inc.(a)	3,120	294,497
Occidental Petroleum Corp.	14,427	1,351,810
Peabody Energy Corp.(a)	4,814	159,392
Pioneer Natural Resources Co.(a)	2,175	194,619
QEP Resources, Inc.	3,145	92,148
Range Resources Corp.	2,780	172,193
Southwestern Energy Co.(b)	6,174	197,198
Spectra Energy Corp.(a)	11,558	355,408
Sunoco, Inc.(a)	1,897	77,815
Tesoro Corp.(b)	2,528	59,054
Valero Energy Corp.	9,947	209,384
Williams Companies, Inc. (The)(a)	10,475	345,884

Total		20,828,545
TOTAL ENERGY		24,818,083
FINANCIALS 13.3%
Capital Markets 1.8%
Ameriprise Financial, Inc.(a)(d)	4,021	199,602
Bank of New York Mellon Corp. (The)	21,551	429,080
BlackRock, Inc.(a)	1,780	317,267
Charles Schwab Corp. (The)(a)	19,184	216,012
E*Trade Financial Corp.(b)	4,512	35,916
Federated Investors, Inc., Class B(a)	1,641	24,861
Franklin Resources, Inc.	2,587	248,507
Goldman Sachs Group, Inc. (The)	8,749	791,172
Invesco Ltd.(c)	8,015	161,021
Legg Mason, Inc.(a)	2,211	53,175
Morgan Stanley	26,375	399,054
Northern Trust Corp.	4,283	169,864

The accompanying Notes to Financial Statements are an integral part of this statement.

2	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – S&P 500 Index Fund

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Capital Markets (cont.)
State Street Corp.(e)	8,743	$352,430
T Rowe Price Group, Inc.(a)	4,490	255,706

Total		3,653,667
Commercial Banks 2.6%
BB&T Corp.(a)	12,389	311,831
Comerica, Inc.(a)	3,531	91,100
Fifth Third Bancorp(a)	16,346	207,921
First Horizon National Corp.(a)	4,685	37,480
Huntington Bancshares, Inc.(a)	15,356	84,304
KeyCorp	16,934	130,222
M&T Bank Corp.(a)	2,233	170,467
PNC Financial Services Group, Inc.	9,350	539,215
Regions Financial Corp.	22,372	96,200
SunTrust Banks, Inc.	9,543	168,911
U.S. Bancorp(a)	33,916	917,428
Wells Fargo & Co.	93,719	2,582,896
Zions Bancorporation(a)	3,275	53,317

Total		5,391,292
Consumer Finance 0.8%
American Express Co.	17,958	847,079
Capital One Financial Corp.	8,169	345,467
Discover Financial Services	9,768	234,432
SLM Corp.	9,041	121,149

Total		1,548,127
Diversified Financial Services 2.7%
Bank of America Corp.	180,131	1,001,528
Citigroup, Inc.	51,959	1,367,041
CME Group, Inc.(a)	1,180	287,531
IntercontinentalExchange, Inc.(b)	1,291	155,630
JPMorgan Chase & Co.	67,528	2,245,306
Leucadia National Corp.(a)	3,521	80,068
Moody’s Corp.(a)	3,472	116,937
NASDAQ OMX Group, Inc. (The)(b)	2,267	55,564
NYSE Euronext	4,656	121,522

Total		5,431,127
Insurance 3.5%
ACE Ltd.(c)	5,986	419,738
Aflac, Inc.	8,296	358,885
Allstate Corp. (The)	8,981	246,169
American International Group, Inc.(a)(b)	7,763	180,102
AON Corp.	5,745	268,866
Assurant, Inc.	1,637	67,215
Berkshire Hathaway, Inc., Class B(b)	31,244	2,383,917
Chubb Corp. (The)	4,942	342,085
Cincinnati Financial Corp.(a)	2,880	87,725
Genworth Financial, Inc., Class A(b)	8,725	57,149
Hartford Financial Services Group, Inc.	7,922	128,732
Lincoln National Corp.(a)	5,361	104,111
Loews Corp.	5,427	204,326
Marsh & McLennan Companies, Inc.(a)	9,561	302,319
MetLife, Inc.	18,796	586,059
Principal Financial Group, Inc.	5,423	133,406
Progressive Corp. (The)(a)	10,960	213,830
Prudential Financial, Inc.	8,388	420,406
Torchmark Corp.(a)	1,812	78,623
Travelers Companies, Inc. (The)(a)	7,336	434,071

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Insurance (cont.)
Unum Group	5,196	$109,480
XL Group PLC(c)	5,696	112,610

Total		7,239,824
Real Estate Investment Trusts (REITs) 1.8%
Apartment Investment & Management Co., Class A	2,149	49,234
AvalonBay Communities, Inc.(a)	1,690	220,714
Boston Properties, Inc.(a)	2,624	261,350
Equity Residential	5,272	300,662
HCP, Inc.	7,247	300,243
Health Care REIT, Inc.	3,373	183,930
Host Hotels & Resorts, Inc.(a)	12,551	185,378
Kimco Realty Corp.(a)	7,232	117,448
Plum Creek Timber Co., Inc.(a)	2,866	104,781
ProLogis, Inc.(a)	8,144	232,837
Public Storage	2,523	339,243
Simon Property Group, Inc.(a)	5,221	673,196
Ventas, Inc.(a)	5,117	282,100
Vornado Realty Trust(a)	3,279	252,024
Weyerhaeuser Co.(a)	9,533	177,981

Total		3,681,121
Real Estate Management & Development —%
CBRE Group, Inc.(a)(b)	5,764	87,728
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.(a)	9,374	58,587
People’s United Financial, Inc.(a)	6,409	82,356

Total		140,943
TOTAL FINANCIALS		27,173,829
HEALTH CARE 11.8%
Biotechnology 1.2%
Amgen, Inc.	14,097	905,168
Biogen Idec, Inc.(b)	4,317	475,086
Celgene Corp.(a)(b)	7,889	533,296
Gilead Sciences, Inc.(b)	13,349	546,375

Total		2,459,925
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	10,021	495,839
Becton Dickinson and Co.	3,819	285,355
Boston Scientific Corp.(b)	26,329	140,597
CareFusion Corp.(b)	3,992	101,437
Covidien PLC(c)	8,574	385,916
CR Bard, Inc.	1,524	130,302
DENTSPLY International, Inc.(a)	2,516	88,035
Edwards Lifesciences Corp.(a)(b)	2,027	143,309
Intuitive Surgical, Inc.(b)	693	320,866
Medtronic, Inc.(a)	18,755	717,379
St. Jude Medical, Inc.	5,669	194,447
Stryker Corp.(a)	5,781	287,373
Varian Medical Systems, Inc.(a)(b)	2,000	134,260
Zimmer Holdings, Inc.(a)(b)	3,184	170,089

Total		3,595,204
Health Care Providers & Services 2.1%
Aetna, Inc.(a)	6,439	271,661
AmerisourceBergen Corp.(a)	4,591	170,739
Cardinal Health, Inc.	6,140	249,345
CIGNA Corp.	5,073	213,066

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	3

Portfolio of Investments (continued)

Columbia Variable Portfolio – S&P 500 Index Fund

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (cont.)
Health Care Providers & Services (cont.)
Coventry Health Care, Inc.(b)	2,564	$77,869
DaVita, Inc.(a)(b)	1,662	125,996
Express Scripts, Inc.(a)(b)	8,646	386,390
Humana, Inc.	2,906	254,595
Laboratory Corp. of America Holdings(b)	1,761	151,393
McKesson Corp.	4,364	339,999
Medco Health Solutions, Inc.(b)	6,880	384,592
Patterson Companies, Inc.(a)	1,563	46,140
Quest Diagnostics, Inc.(a)	2,804	162,800
Tenet Healthcare Corp.(b)	7,719	39,598
UnitedHealth Group, Inc.	18,945	960,133
WellPoint, Inc.	6,182	409,558

Total		4,243,874
Health Care Technology 0.1%
Cerner Corp.(a)(b)	2,589	158,576
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.(b)	6,171	215,553
Life Technologies Corp.(a)(b)	3,167	123,228
PerkinElmer, Inc.	2,010	40,200
Thermo Fisher Scientific, Inc.(b)	6,723	302,333
Waters Corp.(b)	1,592	117,888

Total		799,202
Pharmaceuticals 6.2%
Abbott Laboratories	27,685	1,556,728
Allergan, Inc.	5,421	475,639
Bristol-Myers Squibb Co.	30,115	1,061,253
Eli Lilly & Co.	18,106	752,485
Forest Laboratories, Inc.(b)	4,748	143,674
Hospira, Inc.(a)(b)	2,927	88,893
Johnson & Johnson	48,532	3,182,729
Merck & Co., Inc.	54,167	2,042,096
Mylan, Inc.(a)(b)	7,580	162,667
Perrigo Co.(a)	1,656	161,129
Pfizer, Inc.	136,610	2,956,240
Watson Pharmaceuticals, Inc.(b)	2,260	136,368

Total		12,719,901
TOTAL HEALTH CARE		23,976,682
INDUSTRIALS 10.6%
Aerospace & Defense 2.6%
Boeing Co. (The)	13,209	968,880
General Dynamics Corp.	6,329	420,309
Goodrich Corp.	2,225	275,233
Honeywell International, Inc.	13,746	747,095
L-3 Communications Holdings, Inc.(a)	1,775	118,357
Lockheed Martin Corp.	4,715	381,443
Northrop Grumman Corp.(a)	4,643	271,523
Precision Castparts Corp.(a)	2,562	422,192
Raytheon Co.	6,151	297,585
Rockwell Collins, Inc.(a)	2,689	148,890
Textron, Inc.(a)	4,944	91,415
United Technologies Corp.	16,103	1,176,968

Total		5,319,890
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.(a)	2,918	203,618
Expeditors International of Washington, Inc.	3,768	154,337
FedEx Corp.	5,637	470,746
United Parcel Service, Inc., Class B	17,149	1,255,136

Total		2,083,837

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (cont.)
Airlines 0.1%
Southwest Airlines Co.	13,836	$118,436
Building Products —%
Masco Corp.(a)	6,359	66,642
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	1,869	53,603
Cintas Corp.(a)	1,960	68,228
Iron Mountain, Inc.(a)	3,299	101,609
Pitney Bowes, Inc.(a)	3,548	65,780
Republic Services, Inc.	5,595	154,142
RR Donnelley & Sons Co.(a)	3,338	48,167
Stericycle, Inc.(a)(b)	1,513	117,893
Waste Management, Inc.(a)	8,181	267,601

Total		877,023
Construction & Engineering 0.2%
Fluor Corp.	3,015	151,504
Jacobs Engineering Group, Inc.(b)	2,277	92,401
Quanta Services, Inc.(b)	3,734	80,430

Total		324,335
Electrical Equipment 0.5%
Cooper Industries PLC(c)	2,810	152,162
Emerson Electric Co.(a)	13,076	609,211
Rockwell Automation, Inc.(a)	2,522	185,039
Roper Industries, Inc.(a)	1,715	148,982

Total		1,095,394
Industrial Conglomerates 2.6%
3M Co.	12,455	1,017,947
Danaher Corp.	10,124	476,233
General Electric Co.	187,622	3,360,310
Tyco International Ltd.(c)	8,210	383,489

Total		5,237,979
Machinery 2.0%
Caterpillar, Inc.(a)	11,492	1,041,175
Cummins, Inc.	3,427	301,644
Deere & Co.(a)	7,356	568,987
Dover Corp.	3,294	191,217
Eaton Corp.(a)	5,939	258,525
Flowserve Corp.(a)	987	98,029
Illinois Tool Works, Inc.(a)	8,587	401,099
Ingersoll-Rand PLC(c)	5,548	169,048
Joy Global, Inc.(a)	1,868	140,044
PACCAR, Inc.(a)	6,366	238,534
Pall Corp.	2,046	116,929
Parker Hannifin Corp.(a)	2,685	204,731
Snap-On, Inc.(a)	1,034	52,341
Stanley Black & Decker, Inc.	3,002	202,935
Xylem, Inc.	3,280	84,263

Total		4,069,501
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	864	64,653
Equifax, Inc.(a)	2,152	83,368
Robert Half International, Inc.(a)	2,541	72,317

Total		220,338
Road & Rail 0.9%
CSX Corp.	18,659	392,958
Norfolk Southern Corp.	5,973	435,193

The accompanying Notes to Financial Statements are an integral part of this statement.

4	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – S&P 500 Index Fund

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (cont.)
Road & Rail (cont.)
Ryder System, Inc.	909	$48,304
Union Pacific Corp.	8,585	909,495

Total		1,785,950
Trading Companies & Distributors 0.2%
Fastenal Co.(a)	5,246	228,778
WW Grainger, Inc.	1,078	201,791

Total		430,569
TOTAL INDUSTRIALS		21,629,894
INFORMATION TECHNOLOGY 18.8%
Communications Equipment 2.1%
Cisco Systems, Inc.	95,538	1,727,327
F5 Networks, Inc.(a)(b)	1,413	149,948
Harris Corp.(a)	2,058	74,170
JDS Uniphase Corp.(a)(b)	4,072	42,512
Juniper Networks, Inc.(b)	9,348	190,793
Motorola Mobility Holdings, Inc.(b)	4,684	181,739
Motorola Solutions, Inc.(a)	5,091	235,662
QUALCOMM, Inc.	29,873	1,634,053

Total		4,236,204
Computers & Peripherals 4.6%
Apple, Inc.(b)(e)	16,517	6,689,385
Dell, Inc.(b)	27,138	397,029
EMC Corp.(a)(b)	36,253	780,890
Hewlett-Packard Co.	35,312	909,637
Lexmark International, Inc., Class A(a)	1,276	42,197
NetApp, Inc.(a)(b)	6,373	231,149
SanDisk Corp.(b)	4,270	210,127
Western Digital Corp.(b)	4,155	128,597

Total		9,389,011
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	2,945	133,674
Corning, Inc.	27,930	362,531
FLIR Systems, Inc.(a)	2,772	69,494
Jabil Circuit, Inc.(a)	3,256	64,013
Molex, Inc.	2,437	58,147
TE Connectivity Ltd.(a)(c)	7,543	232,400

Total		920,259
Internet Software & Services 2.0%
Akamai Technologies, Inc.(a)(b)	3,189	102,941
eBay, Inc.(b)	20,418	619,278
Google, Inc., Class A(b)	4,490	2,900,091
VeriSign, Inc.	2,827	100,980
Yahoo!, Inc.(b)	22,042	355,538

Total		4,078,828
IT Services 3.8%
Accenture PLC, Class A(c)	11,390	606,290
Automatic Data Processing, Inc.(a)	8,685	469,077
Cognizant Technology Solutions Corp., Class A(b)	5,369	345,280
Computer Sciences Corp.(a)	2,756	65,317
Fidelity National Information Services, Inc.	4,311	114,630
Fiserv, Inc.(b)	2,503	147,026
International Business Machines Corp.	20,946	3,851,550
Mastercard, Inc., Class A	1,895	706,494
Paychex, Inc.(a)	5,732	172,591
SAIC, Inc.(a)(b)	4,909	60,332

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
IT Services (cont.)
Teradata Corp.(b)	2,975	$144,317
Total System Services, Inc.	2,881	56,352
Visa, Inc., Class A(a)	9,038	917,628
Western Union Co. (The)	11,003	200,915

Total		7,857,799
Office Electronics 0.1%
Xerox Corp.(a)	24,650	196,214
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.(a)(b)	10,404	56,182
Altera Corp.(a)	5,702	211,544
Analog Devices, Inc.	5,295	189,455
Applied Materials, Inc.	23,203	248,504
Broadcom Corp., Class A(b)	8,621	253,113
First Solar, Inc.(a)(b)	1,044	35,245
Intel Corp.	90,493	2,194,455
KLA-Tencor Corp.(a)	2,962	142,916
Linear Technology Corp.	4,048	121,561
LSI Corp.(b)	10,014	59,583
Microchip Technology, Inc.(a)	3,397	124,432
Micron Technology, Inc.(b)	17,551	110,396
Novellus Systems, Inc.(b)	1,183	48,846
NVIDIA Corp.(b)	10,852	150,409
Teradyne, Inc.(b)	3,271	44,584
Texas Instruments, Inc.(a)	20,307	591,137
Xilinx, Inc.(a)	4,664	149,528

Total		4,731,890
Software 3.4%
Adobe Systems, Inc.(b)	8,724	246,627
Autodesk, Inc.(b)	4,031	122,260
BMC Software, Inc.(b)	3,025	99,159
CA, Inc.	6,576	132,934
Citrix Systems, Inc.(b)	3,314	201,226
Electronic Arts, Inc.(b)	5,890	121,334
Intuit, Inc.	5,283	277,833
Microsoft Corp.	133,054	3,454,082
Oracle Corp.	69,928	1,793,653
Red Hat, Inc.(b)	3,427	141,501
Salesforce.com, Inc.(a)(b)	2,417	245,229
Symantec Corp.(b)	13,101	205,031

Total		7,040,869
TOTAL INFORMATION TECHNOLOGY		38,451,074
MATERIALS 3.5%
Chemicals 2.2%
Air Products & Chemicals, Inc.	3,740	318,611
Airgas, Inc.	1,214	94,789
CF Industries Holdings, Inc.	1,162	168,467
Dow Chemical Co. (The)	21,003	604,046
Eastman Chemical Co.	2,445	95,502
Ecolab, Inc.	5,334	308,358
EI du Pont de Nemours & Co.	16,420	751,708
FMC Corp.	1,252	107,722
International Flavors & Fragrances, Inc.	1,438	75,380
Monsanto Co.	9,515	666,716
Mosaic Co. (The)	5,291	266,825
PPG Industries, Inc.	2,744	229,097
Praxair, Inc.	5,327	569,456

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	5

Portfolio of Investments (continued)

Columbia Variable Portfolio – S&P 500 Index Fund

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (cont.)
Software (cont.)
Sherwin-Williams Co. (The)	1,531	$136,672
Sigma-Aldrich Corp.	2,140	133,664

Total		4,527,013
Construction Materials 0.1%
Vulcan Materials Co.(a)	2,297	90,387
Containers & Packaging 0.1%
Ball Corp.(a)	2,890	103,202
Bemis Co., Inc.(a)	1,830	55,047
Owens-Illinois, Inc.(b)	2,919	56,570
Sealed Air Corp.	3,367	57,946

Total		272,765
Metals & Mining 0.9%
Alcoa, Inc.(a)	18,914	163,606
Allegheny Technologies, Inc.	1,890	90,342
Cliffs Natural Resources, Inc.	2,542	158,494
Freeport-McMoRan Copper & Gold, Inc.	16,846	619,764
Newmont Mining Corp.	8,794	527,728
Nucor Corp.(a)	5,628	222,700
Titanium Metals Corp.(a)	1,463	21,916
United States Steel Corp.(a)	2,559	67,711

Total		1,872,261
Paper & Forest Products 0.2%
International Paper Co.(a)	7,767	229,903
MeadWestvaco Corp.	3,034	90,869

Total		320,772
TOTAL MATERIALS		7,083,198
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	105,315	3,184,727
CenturyLink, Inc.	10,976	408,307
Frontier Communications Corp.(a)	17,685	91,078
Verizon Communications, Inc.	50,313	2,018,557
Windstream Corp.(a)	10,357	121,591

Total		5,824,260
Wireless Telecommunication Services 0.3%
American Tower REIT, Inc.	6,985	419,170
MetroPCS Communications, Inc.(b)	5,215	45,266
Sprint Nextel Corp.(b)	53,241	124,584

Total		589,020
TOTAL TELECOMMUNICATION SERVICES		6,413,280
UTILITIES 3.8%
Electric Utilities 2.1%
American Electric Power Co., Inc.	8,582	354,522
Duke Energy Corp.(a)	23,685	521,070
Edison International	5,790	239,706
Entergy Corp.	3,130	228,647
Exelon Corp.(a)	11,783	511,029
FirstEnergy Corp.	7,433	329,282
NextEra Energy, Inc.	7,509	457,148
Northeast Utilities(a)	3,146	113,476
Pepco Holdings, Inc.	4,033	81,870
Pinnacle West Capital Corp.(a)	1,940	93,469
PPL Corp.	10,277	302,349

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (cont.)
Electric Utilities (cont.)
Progress Energy, Inc.	5,243	$293,713
Southern Co. (The)(a)	15,318	709,070

Total		4,235,351
Gas Utilities 0.1%
AGL Resources, Inc.	2,074	87,647
Oneok, Inc.(a)	1,830	158,643

Total		246,290
Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)(b)	11,458	135,663
Constellation Energy Group, Inc.	3,582	142,098
NRG Energy, Inc.(b)	4,087	74,056

Total		351,817
Multi-Utilities 1.4%
Ameren Corp.	4,305	142,625
CenterPoint Energy, Inc.	7,570	152,081
CMS Energy Corp.(a)	4,478	98,874
Consolidated Edison, Inc.(a)	5,205	322,866
Dominion Resources, Inc.(a)	10,123	537,329
DTE Energy Co.(a)	3,008	163,786
Integrys Energy Group, Inc.	1,385	75,039
NiSource, Inc.(a)	4,996	118,955
PG&E Corp.(a)	7,213	297,320
Public Service Enterprise Group, Inc.	8,991	296,793
SCANA Corp.(a)	2,051	92,418
Sempra Energy	4,259	234,245
TECO Energy, Inc.	3,835	73,402
Wisconsin Energy Corp.(a)	4,110	143,686
Xcel Energy, Inc.	8,618	238,201

Total		2,987,620
TOTAL UTILITIES		7,821,078
Total Common Stocks
(Cost: $171,802,831)		202,297,388

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.141%(d)(f)	2,225,413	$2,225,413
Total Money Market Funds
(Cost: $2,225,413)		$2,225,413

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 14.3%
Certificates of Deposit 0.5%
Standard Chartered Bank PLC
03/05/12	0.630%	1,000,000	$1,000,000
Repurchase Agreements 13.8%
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $15,000,1667(g)	0.100%	$15,000,000	15,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(g)	0.140%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

6	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – S&P 500 Index Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $3,214,494(g)	0.080%	3,214,466	$3,214,466
Total			28,214,466
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $29,214,466)			$29,214,466
Total Investments
(Cost: $203,242,710)			$233,737,267
Other Assets & Liabilities, Net			(29,614,966)
Net Assets			$204,122,301

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2011
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	8	$2,505,200	March 2012	$67,272	$—

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,738,669 or 2.32% of net assets.

(d)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Ameriprise Financial, Inc.	$151,738	$10,293	$(56,307)	$26,222	$131,946	$3,934	$199,602
Columbia Short-Term Cash Fund	2,406,983	33,848,708	(34,030,278)	—	2,225,413	3,694	2,225,413
Total	$2,558,721	$33,859,001	$(34,086,585)	$26,222	$2,357,359	$7,628	$2,425,015

(e)	At December 31, 2011, investments in securities included securities valued at $544,307 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	7

Portfolio of Investments (continued)

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$7,577,351
Ginnie Mae I Pool	3,754,606
Ginnie Mae II Pool	3,968,043
Total Market Value of Collateral Securities	$15,300,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$990,638
Freddie Mac REMICS	348,404
Government National Mortgage Association	1,939,713
Total Market Value of Collateral Securities	$3,278,755

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – S&P 500 Index Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	9

Portfolio of Investments (continued)

Columbia Variable Portfolio – S&P 500 Index Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of December 31, 2011:

Description(a)	Fair value at December 31, 2011
	Level 1 Quoted Prices in Active Markets for Identical Assets(b)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$21,588,927	$—	$—	$21,588,927
Consumer Staples	23,341,343	—	—	23,341,343
Energy	24,818,083	—	—	24,818,083
Financials	27,173,829	—	—	27,173,829
Health Care	23,976,682	—	—	23,976,682
Industrials	21,629,894	—	—	21,629,894
Information Technology	38,451,074	—	—	38,451,074
Materials	7,083,198	—	—	7,083,198
Telecommunication Services	6,413,280	—	—	6,413,280
Utilities	7,821,078	—	—	7,821,078
Total Equity Securities	202,297,388	—	—	202,297,388
Other
Money Market Funds	2,225,413	—	—	2,225,413
Investments of Cash Collateral Received for Securities on Loan	—	29,214,466	—	29,214,466
Total Other	2,225,413	29,214,466	—	31,439,879
Investments in Securities	204,522,801	29,214,466	—	233,737,267
Derivatives(c)
Assets
Futures Contracts	67,272	—	—	67,272
Total	$204,590,073	$29,214,466	$—	$233,804,539

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2011

Assets
Investments, at value*
Unaffiliated issuers (identified cost $171,670,885)	$202,097,786
Affiliated issuers (identified cost $2,357,359)	2,425,015
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $1,000,000)	1,000,000
Repurchase agreements (identified cost $28,214,466)	28,214,466
Total investments (identified cost $203,242,710)	233,737,267
Cash	885
Receivable for:
Investments sold	32,289
Dividends	306,235
Interest	3,483
Prepaid expense	7,793
Trustees’ deferred compensation plan	16,389
Total assets	234,104,341
Liabilities
Due upon return of securities on loan	29,214,466
Payable for:
Capital shares purchased	568,145
Variation margin on futures contracts	9,600
Investment management fees	16,743
Distribution fees	22,596
Transfer agent fees	10,046
Administration fees	16,743
Other expenses	107,312
Trustees’ deferred compensation plan	16,389
Total liabilities	29,982,040
Net assets applicable to outstanding capital stock	$204,122,301
Represented by
Partners’ capital	$204,122,301
Total — representing net assets applicable to outstanding capital stock	$204,122,301
*Value of securities on loan	$28,504,435
Net assets applicable to outstanding shares
Class 1	$25,279
Class 2	$15,825,904
Class 3	$188,271,118
Shares outstanding
Class 1	2,888
Class 2	1,811,020
Class 3	21,521,855
Net asset value per share
Class 1	$8.75
Class 2	$8.74
Class 3	$8.75

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	11

Statement of Operations

Year ended December 31, 2011

Net investment income
Income:
Dividends	$4,451,762
Interest	27
Dividends from affiliates	7,628
Income from securities lending — net	35,278
Total income	4,494,695
Expenses:
Investment management fees	301,369
Distribution fees
Class 2	29,369
Class 3	254,261
Transfer agent fees
Class 1	10
Class 2	6,946
Class 3	122,041
Administration fees	186,435
Compensation of board members	7,259
Custodian fees	43,038
Printing and postage fees	81,440
Licensing fees	41,473
Professional fees	28,087
Other	52,417
Total expenses	1,154,145
Net investment income	3,340,550
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,287,734
Investments — affiliated issuers	26,222
Futures contracts	60,170
Net realized gain	9,374,126
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(10,249,513)
Investments — affiliated issuers	(48,386)
Futures contracts	36,179
Net change in unrealized depreciation	(10,261,720)
Net realized and unrealized loss	(887,594)
Net increase in net assets resulting from operations	$2,452,956

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31,	2011	2010
Operations
Net investment income	$3,340,550	$3,315,995
Net realized gain	9,374,126	5,152,033
Net change in unrealized appreciation (depreciation)	(10,261,720)	20,022,146
Net increase in net assets resulting from operations	2,452,956	28,490,174
Decrease in net assets from share transactions	(14,594,349)	(32,483,459)
Total decrease in net assets	(12,141,393)	(3,993,285)
Net assets at beginning of year	216,263,694	220,256,979
Net assets at end of year	$204,122,301	$216,263,694

Year ended December 31,	2011(a)		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	272	2,500	—	—
Fund merger	2,616	24,500	—	—
Net increase	2,888	27,000	—	—
Class 2 shares
Subscriptions	41,773	347,468	—	—
Fund merger	2,218,710	20,793,056	—	—
Redemptions	(449,463)	(3,910,036)	—	—
Net increase	1,811,020	17,230,488	—	—
Class 3 Shares
Subscriptions	472,773	3,993,869	949,974	7,339,778
Redemptions	(4,079,653)	(35,845,706)	(5,164,024)	(39,823,237)
Net decrease	(3,606,880)	(31,851,837)	(4,214,050)	(32,483,459)
Total net decrease	(1,792,972)	(14,594,349)	(4,214,050)	(32,483,459)

(a)	Class 1 and Class 2 shares are for the period from April 25, 2011 (commencement of operations) to December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP — S&P 500 INDEX FUND — 2011 ANNUAL REPORT	13

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total retunrs assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31, 2011(a)
Class 1
Per share data
Net asset value, beginning of period	$9.17
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain (loss)	(0.53)
Total from investment operations	(0.42)
Net asset value, end of period	$8.75
Total return	(4.58%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.38%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.38%	(c)
Net investment income	1.87%	(c)
Supplemental data
Net assets, end of period (in thousands)	$25
Portfolio turnover	4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31, 2011(a)
Class 2
Per share data
Net asset value, beginning of period	$9.17
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain (loss)	(0.53)
Total from investment operations	(0.43)
Net asset value, end of period	$8.74
Total return	(4.69%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.62%	(c)
Net investment income	1.62%	(c)
Supplemental data
Net assets, end of period (in thousands)	$15,826
Portfolio turnover	4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

	Year ended Dec. 31,
	2011		2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$8.61		$7.51	$5.96	$9.83	$9.59
Income from investment operations:
Net investment income (loss)	0.14		0.12	0.12	0.16	0.15
Net realized and unrealized gain (loss)	(0.00	)(a)	0.98	1.43	(3.69)	0.33
Total from investment operations	0.14		1.10	1.55	(3.53)	0.48
Less distributions to shareholders from:
Net investment income	—		—	—	(0.01)	(0.17)
Net realized gains	—		—	—	(0.33)	(0.07)
Total distributions to shareholders	—		—	—	(0.34)	(0.24)
Net asset value, end of period	$8.75		$8.61	$7.51	$5.96	$9.83
Total return	1.63%		14.71%	26.00%	(37.10% )	5.01%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.53%		0.54%	0.50%	0.54%	0.52%
Net expenses after fees waived or expenses reimbursed(c)	0.53%		0.53%	0.50%	0.51%	0.50% (d)
Net investment income	1.55%		1.58%	1.93%	1.79%	1.48%
Supplemental data
Net assets, end of period (in thousands)	$188,271		$216,264	$220,257	$193,189	$380,436
Portfolio turnover	4%		22%	31%	4%	4%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	Prior to rounding, the ratio of net expenses to average net assest after expenses waiver/reimbursement was 0.495% for the year ended December 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	15

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – S&P 500 Index Fund (the Fund), formerly known as RiverSource Variable Portfolio – S&P 500 Index Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares (Class 1 and Class 2 shares commenced operations on April 25, 2011) to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

16	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	17

Notes to Financial Statements (continued)

receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$67,272	*
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$60,170

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$36,179

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Futures Contracts	146

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

18	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets. Prior to April 30, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.22% to 0.12% as the Fund’s net assets increased. The effective management fee rate for the year ended December 31, 2011 was 0.14% of the Fund’s average daily net assets.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	19

Notes to Financial Statements (continued)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective April 30, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund’s average daily net assets. Prior to April 30, 2011, the administration fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.06% to 0.03% as the Fund’s net assets increased. The effective administration fee rate for the year ended December 31, 2011 was 0.09% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $1,856.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.405%
Class 2	0.655
Class 3	0.530

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $8,133,046 and $39,346,086, respectively, for the year ended December 31, 2011.

20	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, securities valued at $28,504,435 were on loan, secured by U.S. government securities valued at $99,005 and by cash collateral of $29,214,466 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At December 31, 2011 affiliated shareholder accounts owned 92.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	21

Notes to Financial Statements (continued)

The Fund had no borrowings during the year ended December 31, 2011.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia S&P 500 Index Fund, Variable Series (the acquired fund), a series of Columbia – Funds Variable Insurance Trust. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $224,573,104 and the combined net assets immediately after the acquisition were $245,390,660.

The merger was accomplished by a tax-free exchange of 1,802,048 shares of the acquired fund valued at $20,817,556, (including $8,282,072 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	2,616
Class 2	2,218,710

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward. The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $3.6 million, $9.8 million, $(9.0) million and $4.4 million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the

22	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT	23

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – S&P 500 Index Fund (formerly known as RiverSource VP – S&P 500 Index Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – S&P 500 Index Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

24	COLUMBIA VP – S&P 500 INDEX FUND — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 100.1%
CONSUMER DISCRETIONARY 8.9%
Multiline Retail 4.9%
JC Penney Co., Inc.(a)	18,000	$632,700
Nordstrom, Inc.(a)	20,000	994,200

Total		1,626,900
Specialty Retail 4.0%
Gap, Inc. (The)(a)	25,000	463,750
Lowe’s Companies, Inc.	35,000	888,300

Total		1,352,050
TOTAL CONSUMER DISCRETIONARY		2,978,950
CONSUMER STAPLES 15.6%
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	8,100	674,892
Food Products 8.3%
General Mills, Inc.	25,000	1,010,250
Tyson Foods, Inc., Class A(a)	85,000	1,754,400

Total		2,764,650
Tobacco 5.3%
Altria Group, Inc.(a)	29,897	886,446
Philip Morris International, Inc.	11,500	902,520

Total		1,788,966
TOTAL CONSUMER STAPLES		5,228,508
ENERGY 14.7%
Oil, Gas & Consumable Fuels 14.7%
Chevron Corp.	8,000	851,200
ConocoPhillips	8,500	619,395
Marathon Oil Corp.(a)	30,926	905,204
Marathon Petroleum Corp.	16,463	548,054
Valero Energy Corp.(a)	48,000	1,010,400
Williams Companies, Inc. (The)	30,000	990,600

Total		4,924,853
TOTAL ENERGY		4,924,853
FINANCIALS 26.4%
Capital Markets 1.5%
Morgan Stanley	34,400	520,472
Commercial Banks 8.8%
U.S. Bancorp	48,000	1,298,400
Wells Fargo & Co.	60,000	1,653,600

Total		2,952,000
Diversified Financial Services 8.2%
Bank of America Corp.	224,766	$1,249,699
JPMorgan Chase & Co.	45,000	1,496,250

Total		2,745,949
Insurance 7.9%
MetLife, Inc.	30,000	935,400
Prudential Financial, Inc.	13,000	651,560
Unum Group	50,000	1,053,500

Total		2,640,460
TOTAL FINANCIALS		8,858,881

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE 8.5%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	11,000	$544,280
Health Care Providers & Services 3.9%
Humana, Inc.	15,000	1,314,150
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co.	28,000	986,720

TOTAL HEALTH CARE		2,845,150
INDUSTRIALS 11.6%
Aerospace & Defense 7.2%
General Dynamics Corp.	13,000	863,330
Honeywell International, Inc.(a)	16,000	869,600
United Technologies Corp.	9,000	657,810

Total		2,390,740
Road & Rail 4.4%
CSX Corp.	35,000	737,100
Union Pacific Corp.	7,000	741,580

Total		1,478,680
TOTAL INDUSTRIALS		3,869,420
INFORMATION TECHNOLOGY 3.5%
Communications Equipment 3.5%
Juniper Networks, Inc.(b)	57,000	1,163,370

TOTAL INFORMATION TECHNOLOGY		1,163,370
MATERIALS 5.9%
Chemicals 5.9%
EI du Pont de Nemours & Co.(a)	17,000	$778,260
Praxair, Inc.(a)	5,000	534,500
Sherwin-Williams Co. (The)	7,500	669,525

Total		1,982,285
TOTAL MATERIALS		1,982,285
UTILITIES 5.0%
Independent Power Producers & Energy Traders 5.0%
AES Corp. (The)(b)	141,000	1,669,440

TOTAL UTILITIES		1,669,440
Total Common Stocks (Cost: $30,571,732)		$33,520,857

Warrants —%
CONSUMER DISCRETIONARY —%
Hotels, Restaurants & Leisure —%
Krispy Kreme Doughnuts, Inc.(b)(c)	7	$—

TOTAL CONSUMER DISCRETIONARY		—
Total Warrants (Cost: $—)		$—

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	1

Portfolio of Investments (continued)

Columbia Variable Portfolio – Select Large-Cap Value Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 15.3%
Repurchase Agreements 15.3%
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $5,140,100 (d)
	0.080%	$5,140,054	$5,140,054

Total			5,140,054
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $5,140,054)			$5,140,054
Total Investments
(Cost: $35,711,786)(e)			$38,660,911
Other Assets & Liabilities, Net			(5,146,983)
Net Assets			$33,513,928

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Negligible market value.

(d)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$1,584,068
Freddie Mac REMICS	557,111
Government National Mortgage Association	3,101,676
Total Market Value of Collateral Securities	$5,242,855

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$447,502	$11,210,178	$(11,657,680)	$—	$—	$647	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

2	COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Select Large-Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	3

Portfolio of Investments (continued)

Columbia Variable Portfolio – Select Large-Cap Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$2,978,950	$—	$—	$2,978,950
Consumer Staples	5,228,508	—	—	5,228,508
Energy	4,924,853	—	—	4,924,853
Financials	8,858,881	—	—	8,858,881
Health Care	2,845,150	—	—	2,845,150
Industrials	3,869,420	—	—	3,869,420
Information Technology	1,163,370	—	—	1,163,370
Materials	1,982,285	—	—	1,982,285
Utilities	1,669,440	—	—	1,669,440
Total Equity Securities	33,520,857	—	—	33,520,857
Other
Investments of Cash Collateral Received for Securities on Loan	—	5,140,054	—	5,140,054
Total Other	—	5,140,054	—	5,140,054
Total	$33,520,857	$5,140,054	$—	$38,660,911

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

4	COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2011
Assets
Investments, at value* (identified cost $30,571,732)	$33,520,857
Investment of cash collateral received for securities on loan Repurchase agreements (identified cost $5,140,054)	5,140,054
Total investments (identified cost $35,711,786)	38,660,911
Foreign currency (identified cost $36)	31
Receivable for:
Investments sold	153,649
Dividends	42,400
Interest	266
Reclaims	159
Expense reimbursement due from Investment Manager	23,225
Prepaid expense	4,482
Total assets	38,885,123
Liabilities
Disbursements in excess of cash	33,270
Due upon return of securities on loan	5,140,054
Payable for:
Capital shares purchased	142,699
Investment management fees	19,455
Distribution fees	3,200
Transfer agent fees	1,644
Administration fees	1,644
Other expenses	29,229
Total liabilities	5,371,195
Net assets applicable to outstanding capital stock	$33,513,928
Represented by
Partners’ capital	$33,513,928
Total — representing net assets applicable to outstanding capital stock	$33,513,928
*Value of securities on loan	$5,015,460
Net assets applicable to outstanding shares
Class 1	$2,932,161
Class 2	$756,713
Class 3	$29,825,054
Shares outstanding
Class 1	296,886
Class 2	76,860
Class 3	3,026,792
Net asset value per share
Class 1	$9.88
Class 2	$9.85
Class 3	$9.85

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	5

Statement of Operations

Year ended December 31, 2011
Net investment income
Income:
Dividends	$752,543
Interest	36
Dividends from affiliates	647
Income from securities lending—net	1,748
Total income	754,974
Expenses:
Investment management fees	264,204
Distribution fees
Class 2	1,275
Class 3	42,186
Transfer agent fees
Class 1	1,662
Class 2	306
Class 3	20,247
Administration fees	22,216
Compensation of board members	4,941
Custodian fees	6,336
Printing and postage fees	16,854
Professional fees	18,294
Other	7,133
Total expenses	405,654
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(42,853)
Total net expenses	362,801
Net investment income	392,173
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,958,298
Net realized gain	1,958,298
Net change in unrealized appreciation (depreciation) on:
Investments	(4,524,568)
Foreign currency translations	(11)
Net change in unrealized depreciation	(4,524,579)
Net realized and unrealized loss	(2,566,281)
Net decrease in net assets from operations	$(2,174,108)

The accompanying Notes to Financial Statements are an integral part of this statement.

6	COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT

Statement of Changes in Net Assets

	2011	2010(a)
Operations
Net investment income	$392,173	$195,027
Net realized gain	1,958,298	344,758
Net change in unrealized appreciation (depreciation)	(4,524,579)	3,963,263
Net increase (decrease) in net assets resulting from operations	(2,174,108)	4,503,048
Increase (decrease) in net assets from share transactions	5,762,576	10,581,381
Total increase in net assets	3,588,468	15,084,429
Net assets at beginning of year	29,925,460	14,841,031
Net assets at end of year	$33,513,928	$29,925,460

	2011		2010(a)
Year ended December 31,	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	271,904	2,828,374	524	5,000
Fund merger	299,603	3,262,272	—	—
Redemptions	(275,145)	(2,454,652)	—	—
Net increase	296,362	3,635,994	524	5,000
Class 2 shares
Subscriptions	69,618	716,342	19,902	184,504
Redemptions	(12,582)	(125,490)	(78)	(759)
Net increase	57,036	590,852	19,824	183,745
Class 3 Shares
Subscriptions	907,014	9,647,866	1,430,581	12,659,596
Redemptions	(845,221)	(8,112,136)	(250,668)	(2,266,960)
Net increase	61,793	1,535,730	1,179,913	10,392,636
Total net increase	415,191	5,762,576	1,200,261	10,581,381

(a)	Class 1 and class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	7

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010 (a)
Class 1
Per share data
Net asset value, beginning of period	$10.04	$9.55
Income from investment operations:
Net investment income	0.12	0.07
Net realized and unrealized gain (loss)	(0.28)	0.42
Total from investment operations	(0.16)	0.49
Net asset value, end of period	$9.88	$10.04
Total return	(1.59% )	5.13%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98%	0.94%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.84%	0.94%	(c)
Net investment income	1.21%	1.17%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,932	$5
Portfolio turnover	25%	4%

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.03	$9.55
Income from investment operations:
Net investment income	0.11	0.05
Net realized and unrealized gain (loss)	(0.29)	0.43
Total from investment operations	(0.18)	0.48
Net asset value, end of period	$9.85	$10.03
Total return	(1.79% )	5.03%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.27%	1.26%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.10%	1.22%	(c)
Net investment income	1.08%	0.77%	(c)
Supplemental data
Net assets, end of period (in thousands)	$757	$199
Portfolio turnover	25%	4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT

The accompanying Notes to Financial Statements are an integral part of this statement.

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$10.02	$8.31	$6.59	$11.12	$12.23
Income from investment operations:
Net investment income (loss)	0.11	0.08	0.10	0.21	0.17
Net realized and unrealized gain (loss)	(0.28)	1.63	1.62	(4.52)	(0.22)
Total from investment operations	(0.17)	1.71	1.72	(4.31)	(0.05)
Less distributions to shareholders from:
Net investment income	—	—	—	(0.01)	(0.17)
Net realized gains	—	—	—	(0.21)	(0.89)
Total distributions to shareholders	—	—	—	(0.22)	(1.06)
Net asset value, end of period	$9.85	$10.02	$8.31	$6.59	$11.12
Total return	(1.70% )	20.52%	26.12%	(39.46% )	(0.46% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.10%	1.11%	1.24%	1.28%	1.08%
Net expenses after fees waived or expenses reimbursed(b)	0.99%	1.08%	1.05%	0.93%	1.04%
Net investment income	1.05%	0.89%	1.40%	2.08%	1.35%
Supplemental data
Net assets, end of period (in thousands)	$29,825	$29,721	$14,841	$9,723	$21,811
Portfolio turnover	25%	4%	16%	75%	39%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	9

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund), formerly known as Seligman Variable Portfolio  –Larger-Cap Value Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

10	COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	11

Notes to Financial Statements (continued)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. Prior to March 1, 2011, the rates were an annual fee that declined from 0.600% to 0.375% as assets increased. Also, prior to March 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $6,998 for the year ended December 31, 2011. The effective management fee rate for the year ended December 31, 2011 was 0.71% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective March 1, 2011, the PIA was terminated.

12	COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The effective administration fee rate for the year ended December 31, 2011 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $1,008.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.825%
Class 2	1.075
Class 3	0.950

Prior to April 30, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.925%
Class 2	1.175
Class 3	1.050

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	13

Notes to Financial Statements (continued)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $14,933,269 and $9,258,172, respectively, for the year ended December 31, 2011.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At December 31, 2011, securities valued at $5,015,460 were on loan, secured by cash collateral of $5,140,054 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At December 31, 2011, affiliated shareholder accounts indirectly owned 91.3% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

14	COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the year ended December 31, 2011.

Note 9. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Large-Cap Value Portfolio (the acquired fund), a series of Seligman Portfolios, Inc. (the Corporation). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $35,043,344 and the combined net assets immediately after the acquisition were $38,305,616.

The merger was accomplished by a tax-free exchange of 252,334 shares of the acquired fund valued at $3,262,272 (including $856,260 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued 299,603 Class 1 shares.

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $0.4 million, $2.0 million, $(4.3) million and $(1.9) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	15

Notes to Financial Statements (continued)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

16	COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Select Large-Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Select Large-Cap Value Fund (formerly known as Seligman VP – Larger Cap Value Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through December 31, 2008, were audited by other auditors whose report dated February 19, 2009, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Select Large-Cap Value Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 ANNUAL REPORT	17

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.3%
CONSUMER DISCRETIONARY 15.7%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.(a)(b)	140,000	$1,384,600
Diversified Consumer Services 2.6%
Sotheby’s	130,000	3,708,900
Hotels, Restaurants & Leisure 6.7%
Penn National Gaming, Inc.(a)(b)	130,000	4,949,100
Texas Roadhouse, Inc.(b)	315,000	4,693,500

Total		9,642,600
Household Durables 2.9%
Lennar Corp., Class A(b)	208,000	4,087,200
Textiles, Apparel & Luxury Goods 2.5%
Hanesbrands, Inc.(a)(b)	165,000	3,606,900

TOTAL CONSUMER DISCRETIONARY		22,430,200
CONSUMER STAPLES 8.4%
Food Products 5.1%
Dean Foods Co.(a)	250,000	2,800,000
Smithfield Foods, Inc.(a)	185,000	4,491,800

Total		7,291,800
Personal Products 3.3%
Herbalife Ltd.(c)	90,000	4,650,300

TOTAL CONSUMER STAPLES		11,942,100
ENERGY 5.8%
Energy Equipment & Services 5.8%
Exterran Holdings, Inc.(a)(b)	130,400	1,186,640
Superior Energy Services, Inc.(a)(b)	118,700	3,375,828
Tetra Technologies, Inc.(a)(b)	400,000	3,736,000

Total		8,298,468
TOTAL ENERGY		8,298,468
FINANCIALS 13.0%
Insurance 13.0%
Aspen Insurance Holdings Ltd.(b)(c)	170,000	4,505,000
Endurance Specialty Holdings Ltd.(c)	80,000	3,060,000
Hanover Insurance Group, Inc. (The)	95,000	3,320,250
Infinity Property & Casualty Corp.(b)	77,000	4,368,980
Lincoln National Corp.	175,000	3,398,500

Total		18,652,730
TOTAL FINANCIALS		18,652,730
HEALTH CARE 11.7%
Health Care Equipment & Supplies 1.2%
Analogic Corp.	30,400	1,742,528
Health Care Providers & Services 3.9%
WellCare Health Plans, Inc.(a)	107,000	5,617,500
Pharmaceuticals 6.6%
Impax Laboratories, Inc.(a)(b)	120,000	2,420,400
ISTA Pharmaceuticals, Inc.(a)(b)	390,000	2,749,500
Salix Pharmaceuticals Ltd.(a)(b)	88,000	4,210,800

Total		9,380,700
TOTAL HEALTH CARE		16,740,728

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 29.8%
Aerospace & Defense 3.0%
Cubic Corp.	100,000	$4,359,000
Airlines 2.8%
United Continental Holdings, Inc.(a)(b)	215,000	4,057,050
Commercial Services & Supplies 5.1%
Brink’s Co. (The)	105,000	2,822,400
Waste Connections, Inc.(b)	135,000	4,473,900

Total		7,296,300
Construction & Engineering 2.3%
Shaw Group, Inc. (The)(a)	120,000	3,228,000
Electrical Equipment 10.2%
Belden, Inc.(b)	150,000	4,992,000
EnerSys(a)(b)	170,000	4,414,900
Thomas & Betts Corp.(a)(b)	95,000	5,187,000

Total		14,593,900
Machinery 4.4%
Douglas Dynamics, Inc.(b)	105,000	1,535,100
Mueller Industries, Inc.(b)	120,000	4,610,400
Navistar International Corp.(a)	3,000	113,640

Total		6,259,140
Road & Rail 1.5%
Swift Transportation Co.(a)	258,300	2,128,392
Transportation Infrastructure 0.5%
Aegean Marine Petroleum Network, Inc.(c)	170,000	693,600

TOTAL INDUSTRIALS		42,615,382
INFORMATION TECHNOLOGY 12.0%
IT Services 2.8%
CACI International, Inc., Class A(a)(b)	73,000	4,082,160
Semiconductors & Semiconductor Equipment 6.4%
Cypress Semiconductor Corp.(a)(b)	270,000	4,560,300
ON Semiconductor Corp.(a)	590,000	4,554,800

Total		9,115,100
Software 2.8%
Quest Software, Inc.(a)	215,000	3,999,000

TOTAL INFORMATION TECHNOLOGY		17,196,260
MATERIALS 3.9%
Chemicals 2.6%
Minerals Technologies, Inc.(b)	65,000	3,674,450
Containers & Packaging 1.3%
Owens-Illinois, Inc.(a)	100,000	1,938,000

TOTAL MATERIALS		5,612,450
Total Common Stocks
(Cost: $109,364,224)		$143,488,318

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	1

Portfolio of Investments (continued)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Issuer	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	68,066	$68,066
Total Money Market Funds
(Cost: $68,066)		$68,066

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 25.4%
Certificates of Deposit 0.7%
Standard Chartered Bank PLC
03/05/12	0.630%	$1,000,000	$1,000,000
Total			1,000,000
Repurchase Agreements 24.7%
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,056(f)
	0.050%	10,000,000	10,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(f)
	0.100%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078(f)
	0.140%	$5,000,000	$5,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $10,275,611(f)
	0.080%	10,275,520	10,275,520
Total			$35,275,520
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $36,275,520)			$36,275,520
Total Investments
(Cost: $145,707,810)			$179,831,904
Other Assets & Liabilities, Net			(36,793,338)
Net Assets			$143,038,566

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $12,908,900 or 9.02% of net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$143,973	$16,027,584	$(16,103,491)	$—	$68,066	$393	$68,066

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$1,941,516
Fannie Mae REMICS	4,396,847
Federal Home Loan Mortgage Corp	3,233,604
Federal National Mortgage Association	628,095
Total Market Value of Collateral Securities	$10,200,062

The accompanying Notes to Financial Statements are an integral part of this statement.

2	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Portfolio of Investments (continued)

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$5,051,567
Ginnie Mae I Pool	2,503,071
Ginnie Mae II Pool	2,645,362
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$3,166,722
Freddie Mac REMICS	1,113,724
Government National Mortgage Association	6,200,584
Total Market Value of Collateral Securities	$10,481,030

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	3

Portfolio of Investments (continued)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

4	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

		Fair Value at December 31, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets(b)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$22,430,200	$—	$—	$22,430,200
Consumer Staples	11,942,100	—	—	11,942,100
Energy	8,298,468	—	—	8,298,468
Financials	18,652,730	—	—	18,652,730
Health Care	16,740,728	—	—	16,740,728
Industrials	42,615,382	—	—	42,615,382
Information Technology	17,196,260	—	—	17,196,260
Materials	5,612,450	—	—	5,612,450
Total Equity Securities	143,488,318	—	—	143,488,318
Other
Money Market Funds	68,066	—	—	68,066
Investments of Cash Collateral Received for Securities on Loan	—	36,275,520	—	36,275,520
Total Other	68,066	36,275,520	—	36,343,586
Total	$143,556,384	$36,275,520	$—	$179,831,904

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	5

Statement of Assets and Liabilities

December 31, 2011
Assets
Investments, at value*
Unaffiliated issuers (identified cost $109,364,224)	$143,488,318
Affiliated issuers (identified cost $68,066)	68,066
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $1,000,000)	1,000,000
Repurchase agreements (identified cost $35,275,520)	35,275,520
Total investments (identified cost $145,707,810)	179,831,904
Receivable for:
Capital shares sold	2,021
Dividends	7,509
Interest	3,176
Expense reimbursement due from Investment Manager	21,645
Prepaid expense	5,920
Total assets	179,872,175
Liabilities
Due upon return of securities on loan	36,275,520
Payable for:
Capital shares purchased	403,984
Investment management fees	92,795
Distribution fees	9,677
Transfer agent fees	7,048
Administration fees	9,397
Other expenses	35,188
Total liabilities	36,833,609
Net assets applicable to outstanding capital stock	$143,038,566
Represented by
Partners’ capital	$143,038,566
Total — representing net assets applicable to outstanding capital stock	$143,038,566
*Value of securities on loan	$35,351,543
Net assets applicable to outstanding shares
Class 1	$61,630,952
Class 2	$12,858,113
Class 3	$68,549,501
Shares outstanding
Class 1	5,843,982
Class 2	1,224,078
Class 3	6,510,624
Net asset value per share
Class 1	$10.55
Class 2	$10.50
Class 3	$10.53

The accompanying Notes to Financial Statements are an integral part of this statement.

6	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2011
Net investment income
Income:
Dividends	$949,480
Dividends from affiliates	393
Income from securities lending—net	36,206
Total income	986,079
Expenses:
Investment management fees	1,179,427
Distribution fees
Class 2	28,863
Class 3	100,637
Transfer agent fees
Class 1	33,274
Class 2	6,927
Class 3	48,304
Administration fees	118,010
Compensation of board members	6,375
Custodian fees	11,174
Printing and postage fees	27,010
Professional fees	25,932
Other	6,869
Total expenses	1,592,802
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(35,460)
Total net expenses	1,557,342
Net investment loss	(571,263)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	12,668,206
Net realized gain	12,668,206
Net change in unrealized appreciation (depreciation) on:
Investments	(29,834,853)
Net change in unrealized depreciation	(29,834,853)
Net realized and unrealized loss	(17,166,647)
Net decrease in net assets from operations	$(17,737,910)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	7

Statement of Changes in Net Assets

Year ended December 31,	2011	2010(a)
Operations
Net investment loss	$(571,263)	$(605,977)
Net realized gain	12,668,206	6,870,735
Net change in unrealized appreciation (depreciation)	(29,834,853)	13,003,137
Net increase (decrease) in net assets resulting from operations	(17,737,910)	19,267,895
Increase (decrease) in net assets from share transactions	72,412,885	(9,799,058)
Total increase in net assets	54,674,975	9,468,837
Net assets at beginning of year	88,363,591	78,894,754
Net assets at end of year	$143,038,566	$88,363,591

	2011		2010
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	144,231	1,490,283	481	5,000
Fund merger	6,781,457	81,360,557	—	—
Redemptions	(1,082,187)	(12,224,319)	—	—
Net increase	5,843,501	70,626,521	481	5,000
Class 2 shares
Subscriptions	193,048	2,210,037	16,715	179,616
Fund merger	1,337,306	16,012,684	—	—
Redemptions	(322,797)	(3,687,018)	(194)	(2,198)
Net increase	1,207,557	14,535,703	16,521	177,418
Class 3 Shares
Subscriptions	162,703	1,854,194	286,697	2,803,358
Redemptions	(1,314,085)	(14,603,533)	(1,315,804)	(12,784,834)
Net decrease	(1,151,382)	(12,749,339)	(1,029,107)	(9,981,476)
Total net increase (decrease)	5,899,676	72,412,885	(1,012,105)	(9,799,058)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.52	$10.40
Income from investment operations:
Net investment loss	(0.03)	(0.04)
Net realized and unrealized gain (loss)	(0.94)	1.16
Total from investment operations	(0.97)	1.12
Net asset value, end of period	$10.55	$11.52
Total return	(8.42% )	10.77%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98%	1.09%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.96%	1.09%	(c)
Net investment loss	(0.27% )	(0.58%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$61,631	$6
Portfolio turnover	13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.50	$10.40
Income from investment operations:
Net investment loss	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(0.94)	1.15
Total from investment operations	(1.00)	1.10
Net asset value, end of period	$10.50	$11.50
Total return	(8.70% )	10.58%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.24%	1.36%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.21%	1.33%	(c)
Net investment loss	(0.52% )	(0.66%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$12,858	$190
Portfolio turnover	13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	9

Financial Highlights (continued)

	Year ended Dec. 31,
	2011	2010		2009		2008	2007
Class 3
Per share data
Net asset value, beginning of period	$11.51	$9.08		$6.49		$11.80	$13.03
Income from investment operations:
Net investment income (loss)	(0.05)	(0.07)		(0.04)		0.02	0.01
Net realized and unrealized gain (loss)	(0.93)	2.50		2.63		(4.23)	(0.52)
Total from investment operations	(0.98)	2.43		2.59		(4.21)	(0.51)
Less distributions:
Net investment income	—	—		—		—	(0.02)
Net realized gains	—	—		—		(1.10)	(0.70)
Total distributions to shareholders	—	—		—		(1.10)	(0.72)
Net asset value, end of period	$10.53	$11.51		$9.08		$6.49	$11.80
Total return	(8.51% )	26.79%		39.81%		(38.59% )	(4.19% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.13%	1.21%		1.09%		1.06%	1.01%
Net expenses after fees waived or expenses reimbursed(b)	1.10%	1.20%		1.09%		0.96%	1.01%
Net investment income (loss)	(0.45% )	(0.76%	)	(0.56%	)	0.19%	0.06%
Supplemental data
Net assets, end of period (in thousands)	$68,550	$88,168		$78,895		$68,398	$160,788
Portfolio turnover	13%	5%		6%		269%	150%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund), formerly known as Seligman Variable Portfolio –Smaller-Cap Value Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	11

Notes to Financial Statements (continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components

12	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. Prior to March 1, 2011, the rates were an annual fee that declined from 0.790% to 0.665% as assets increased. Also, prior to March 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Small-Cap Core Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $14,095 for the year ended December 31, 2011. The effective management fee rate for the year ended December 31, 2011 was 0.80% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective March 1, 2011, the PIA was terminated.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	13

Notes to Financial Statements (continued)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The effective administration fee rate for the year ended December 31, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $1,454.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.955%
Class 2	1.205
Class 3	1.080

Prior to March 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and /or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	1.025%
Class 2	1.275
Class 3	1.150

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds),

14	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $19,346,272 and $44,500,476, respectively, for the year ended December 31, 2011.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At December 31, 2011, securities valued at $35,351,543 were on loan, secured by cash collateral of $36,275,520 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At December 31, 2011, one unaffiliated shareholder account owned 34.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholder accounts owned 48.3% of the outstanding shares of the Fund. Subscription and redemption activity of this account, may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	15

Notes to Financial Statements (continued)

other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the year ended December 31, 2011.

Note 9. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Smaller-Cap Value Portfolio (the acquired fund), a series of Seligman Portfolios, Inc. (the Corporation). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $90,598,441 and the combined net assets immediately after the acquisition were $187,971,682.

The merger was accomplished by a tax-free exchange of 11,547,793 shares of the acquired fund valued at $97,373,241 (including $22,270,961 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	6,781,457
Class 2	1,337,306

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward. The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment loss, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $(0.6) million, $17.9 million, $(31.2) million and $(13.9) million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid

16	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT	17

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Select Smaller-Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Select Smaller-Cap Value Fund (formerly known as Seligman VP – Smaller Cap Value Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through December 31, 2008, were audited by other auditors whose report dated February 19, 2009, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Select Smaller-Cap Value Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

18	COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Short Duration U.S. Government Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 2.1%
Agencies 2.1%
Citigroup Funding, Inc. FDIC Government Guaranty
11/15/12	1.875%	$9,985,000	$10,128,743
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,350,000	10,593,240
Morgan Stanley FDIC Government Guaranty(a)
02/10/12	0.724%	5,490,000	5,493,988

Total			26,215,971
Total Corporate Bonds & Notes
(Cost: $25,991,629)			$26,215,971

Residential Mortgage-Backed Securities — Agency 31.8%
FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A (a)(b)(c)
02/25/48	0.845%	$8,699,282	$8,682,352
Federal Home Loan Mortgage Corp.(a)(b)
01/01/37	4.562%	446,088	471,926
09/01/37	5.574%	610,206	635,022
Federal Home Loan Mortgage Corp.(a)(b)(d)
CMO IO Series 3453 Class W
12/15/32	7.152%	2,226,609	380,007
CMO IO Series 3630 Class AI
03/15/17	1.931%	4,709,583	188,649
Federal Home Loan Mortgage Corp.(b)
05/01/26	3.500%	1,064,031	1,110,025
05/01/23-03/01/41	4.000%	37,322,575	39,200,661
11/01/13-07/01/40	4.500%	13,675,532	14,511,011
11/01/17-04/01/24	5.000%	16,117,034	17,310,070
08/01/17-09/01/19	5.500%	552,454	605,195
03/01/18-03/01/38	6.000%	9,433,398	10,219,540
04/01/17	6.500%	353,414	387,472
06/01/12-06/01/16	7.000%	3,459	3,711
03/01/12	7.500%	1,404	1,409
CMO Series 3531 Class CE
01/15/39	3.000%	3,200,235	3,261,088
CMO Series 3683 Class JD
12/15/23	4.000%	6,713,112	6,980,520
CMO Series 3711 Class AG
08/15/23	3.000%	1,457,391	1,491,779
CMO Series 3747 Class NA
10/15/18	1.300%	1,225,363	1,227,594
CMO Series 3774 Class AB
12/15/20	3.500%	9,513,605	10,128,186
CMO Series 3831 Class CG
10/15/18	3.000%	8,620,107	8,914,754
CMO Series 3840 Class AU
05/15/37	3.500%	10,654,214	11,068,324
CMO Series 3862 Class LA
11/15/18	2.500%	8,996,427	9,233,439
Federal Home Loan Mortgage Corp.(b)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	701,747	36,108
Federal Home Loan Mortgage Corp.(b)(e)
01/01/27	3.500%	53,500,000	55,765,393

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
Federal National Mortgage Association(a)(b)
02/01/33	1.757%	$141,045	$143,682
06/01/34	2.450%	378,205	398,364
12/01/33	4.667%	83,126	88,322
07/01/33	4.967%	227,051	241,774
09/01/37	5.911%	605,970	646,992
07/01/36	5.922%	751,613	807,941
CMO Series 2003-W11 Class A1
06/25/33	3.034%	7,317	7,315
Federal National Mortgage Association (a)(b)(d)
CMO IO Series 2003-32 Class VS
01/25/33	7.306%	530,474	57,151
CMO IO Series 2004-46 Class SI
05/25/34	5.706%	1,028,113	115,239
CMO IO Series 2004-54 Class SW
06/25/33	5.706%	859,197	81,331
CMO IO Series 2005-57 Class NI
07/25/35	6.406%	513,954	95,498
CMO IO Series 2006-60 Class UI
07/25/36	6.856%	610,971	117,034
Federal National Mortgage Association(b)
10/01/20	3.500%	5,734,307	6,028,862
03/01/23-09/01/40	4.500%	6,134,256	6,596,256
02/01/13-06/01/40	5.000%	35,272,012	38,043,850
09/01/12-07/01/36	5.500%	44,825,601	48,884,135
01/01/17-04/01/33	6.000%	4,636,509	5,127,742
03/01/15-06/01/17	7.000%	97,225	107,249
CMO Series 1988-4 Class Z
03/25/18	9.250%	12,618	14,074
CMO Series 20011-23 Class AB
06/25/20	2.750%	9,122,321	9,410,413
CMO Series 2004-60 Class PA
04/25/34	5.500%	885,577	962,508
CMO Series 2010-50 Class AB
01/25/24	2.500%	5,782,904	5,874,110
CMO Series 2010-87 Class GA
02/25/24	4.000%	5,532,659	5,736,742
CMO Series 2011-16 Class GE
03/25/26	2.750%	8,792,001	9,069,739
CMO Series 2011-25 Class AH
06/25/21	2.750%	8,810,370	9,079,373
CMO Series 2011-3 Class EL
05/25/20	3.000%	10,272,848	10,632,924
CMO Series 2011-38 Class AH
05/25/20	2.750%	4,540,460	4,693,337
CMO Series 2011-6 Class BA
06/25/20	2.750%	11,116,057	11,468,894
Federal National Mortgage Association (b)(d)
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	66,183	2,046
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	884,881	171,545
Federal National Mortgage Association (b)(f)
09/01/36	6.000%	9,389,183	10,445,798
Government National Mortgage Association (b)
08/15/13- 01/20/34	6.000%	3,518,364	3,971,253
10/15/13	6.500%	2,334	2,441
04/15/13- 03/15/18	7.000%	347,334	378,389
CMO Series 2004-19 Class DJ
03/20/34	4.500%	50,816	50,739

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	1

Portfolio of Investments (continued)

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
Government National Mortgage Association(b)(d) CMO IO Series 2010-133 Class QI
09/16/34	4.000%	$2,687,179	$309,090
Total Residential Mortgage-Backed Securities — Agency
(Cost: $386,741,226)			$391,676,387

Residential Mortgage-Backed Securities — Non-Agency 0.9%
American Mortgage Trust Series 2093-3 Class 3A(a)(b)(g)(h)
07/27/23	8.188%	$1,911	$1,159
BCAP LLC Trust CMO Series 2010-RR6 Class 6A1(a)(b)(c)
07/26/37	4.000%	1,682,404	1,685,226
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(a)(b)(c)
06/26/37	0.504%	476,749	466,377
Citigroup Mortgage Loan Trust, Inc.(a)(b)(c) CMO Series 2010-7 Class 3A4
12/25/35	7.130%	300,000	312,086
Citigroup Mortgage Loan Trust, Inc.(b)(c) CMO Series 2010-6 Class 1A1
05/25/35	4.750%	3,096,466	3,122,592
Comfed Savings Bank CMO Series 1987-1 Class A(a)(b)(g)(h)
01/25/18	6.287%	6,149	307
Credit Suisse Mortgage Capital Certificates(a)(b)(c) CMO Series 2009-12R Class 30A1
12/27/36	5.300%	197,108	198,467
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	123,924	124,453
Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	2,345,935	2,423,453
CMO Series 2010-1R Class 47A1
04/27/37	5.000%	79,529	79,888
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(b)
06/25/35	5.500%	316,377	317,130
LVII Resecuritization Trust CMO Series 2009-3 Class A1(a)(b)(c)
11/27/37	5.632%	198,496	198,664
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(b)(c)
09/25/34	5.000%	1,924,030	1,934,701
RBSSP Resecuritization Trust CMO Series 2009-1 Class 4A1(b)(c)
10/26/35	5.500%	147,270	148,352
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1(b)
10/25/34	5.500%	158,526	158,291
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-G Class A1(a)(b)
06/25/34	4.719%	53,193	53,142
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $11,144,359)			$11,224,288

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Agency 14.1%
Federal Home Loan Mortgage Corp.(a)(b) Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2
04/25/16	5.651%	$1,553,581	$1,720,156
Federal Home Loan Mortgage Corp.(b)
Multifamily Structured Pass-Through Certificates CMO Series K003 Class A1
07/25/13	2.225%	1,917,048	1,928,926
Federal National Mortgage Association(b)
10/01/19	4.430%	1,394,944	1,547,042
10/01/19	4.420%	568,785	630,496
01/01/20	4.570%	146,270	163,383
01/01/20	4.600%	244,005	272,938
05/01/24	5.030%	451,775	513,892
CMO Series 2010-M4 Class A1
06/25/20	2.520%	4,398,701	4,553,989
Government National Mortgage Association (b) CMO Series 2003-17 Class B
10/16/27	4.999%	4,471	4,480
CMO Series 2009-105 Class A
12/16/50	3.456%	4,993,304	5,164,363
CMO Series 2009-114 Class A
12/16/38	3.103%	4,352,213	4,479,889
CMO Series 2009-63 Class A
01/16/38	3.400%	3,090,789	3,219,610
CMO Series 2009-71 Class A
04/16/38	3.304%	4,587,054	4,751,722
CMO Series 2009-90 Class AC
01/16/33	3.137%	3,950,000	4,061,584
CMO Series 2010-13 Class A
08/16/22	2.461%	3,079,456	3,097,969
CMO Series 2010-141 Class A
08/16/31	1.864%	8,863,626	8,918,952
CMO Series 2010-159 Class A
01/16/33	2.159%	8,094,278	8,199,220
CMO Series 2010-16 Class AB
05/16/33	2.676%	1,163,415	1,181,312
CMO Series 2010-161 Class AB
05/16/35	2.110%	7,305,730	7,408,617
CMO Series 2010-18 Class A
12/16/50	3.100%	3,580,259	3,714,540
CMO Series 2010-22 Class AC
12/16/30	2.229%	2,699,680	2,730,267
CMO Series 2010-49 Class A
03/16/51	2.870%	1,840,364	1,880,335
CMO Series 2010-65 Class A
11/16/28	2.017%	2,741,380	2,756,932
CMO Series 2010-83 Class A
10/16/50	2.021%	3,358,550	3,377,832
CMO Series 2011-1 Class A
12/16/31	2.239%	10,987,995	11,117,736
CMO Series 2011-109 Class A
07/16/32	2.450%	9,892,623	10,049,660
CMO Series 2011-16 Class A
11/16/34	2.210%	11,306,953	11,438,122
CMO Series 2011-20 Class A
04/16/32	1.883%	13,841,267	13,916,088
CMO Series 2011-31 Class A
12/16/35	2.210%	11,341,333	11,528,942
CMO Series 2011-49 Class A
07/16/38	2.450%	12,453,792	12,742,172

The accompanying Notes to Financial Statements are an integral part of this statement.

2	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Agency (continued)
CMO Series 2011-53 Class A
12/16/34	2.360%	$11,269,797	$11,508,773
CMO Series 2011-64 Class A
08/16/34	2.380%	14,772,419	15,048,973
Total Commercial Mortgage-Backed Securities — Agency
(Cost: $171,339,982)			$173,628,912

Commercial Mortgage-Backed Securities — Non-Agency 0.7%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (a)(b)
02/13/42	4.933%	$180,000	$195,220
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5(b)
10/15/41	4.733%	110,000	117,191
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class AAB(b)
12/10/46	5.291%	4,340,000	4,612,448
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(a)(b)
05/10/40	5.453%	105,000	110,700
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4(b)(c)
02/15/46	4.717%	175,000	191,319
Morgan Stanley Capital I Series 2003-IQ6 Class A4(b)
12/15/41	4.970%	365,000	385,323
Morgan Stanley Reremic Trust (a)(b)(c) Series 2009-GG10 Class A4A
08/12/45	5.790%	1,200,000	1,345,368
Series 2010-GG10 Class A4A
08/15/45	5.790%	800,000	896,912
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4(a)(b)
10/15/44	5.204%	35,000	38,363
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $7,654,416)			$7,892,844

Asset-Backed Securities — Agency —%
Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	$131,034	$145,011
Total Asset-Backed Securities — Agency
(Cost: $131,034)			$145,011

Asset-Backed Securities — Non-Agency 2.8%
Access Group, Inc. Series 2007A Class A2(a)
08/25/26	0.636%	$3,961,801	$3,708,972
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(a)
11/25/36	0.344%	200,845	196,661
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(a)
05/25/36	0.394%	940,187	920,970
Citigroup Mortgage Loan Trust, Inc. (a)
Series 2006-WFH4 Class A2
11/25/36	0.394%	314,993	313,064
Citigroup Mortgage Loan Trust, Inc. (a)(c) CMO Series 2009-6 Class 13A1
01/25/37	0.374%	249,936	248,838

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities — Non-Agency (continued)
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C (a)(c)
05/25/35	0.684%	$76,751	$74,378
Entergy Gulf States Reconstruction Funding LLC CMO Series 2007-A Class A1
10/01/13	5.510%	19,780	20,222
First Investors Auto Owner Trust Series 2011-2A Class A2 (c)
08/15/17	2.600%	4,700,000	4,699,734
GE Dealer Floorplan Master Note Trust Series 2011-1 Class A(a)
07/20/16	0.885%	4,560,000	4,531,055
Mid-State Trust Series 6 Class A1
07/01/35	7.340%	486,612	499,897
Morgan Stanley ABS Capital I(a) Series 2005-HE3 Class M1
07/25/35	0.784%	150,876	148,966
Series 2005-WMC5 Class M2
06/25/35	0.774%	617,683	617,540
Series 2006-WMC1 Class A2B
12/25/35	0.494%	550,534	530,052
Navistar Financial Dealer Note Master Trust Series 2011-1 Class A(a)(c)
10/25/16	1.444%	6,700,000	6,699,998
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(a)
07/01/21	0.878%	1,650,000	1,618,355
RBSSP Resecuritization Trust (a)(c) CMO Series 2009-10 Class 4A1
07/26/36	0.444%	924,821	914,495
CMO Series 2009-11 Class 2A1
04/26/36	0.444%	1,736,500	1,704,090
CMO Series 2009-13 Class 8A1
06/26/37	1.044%	1,775,413	1,758,895
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4(a)
06/25/32	5.060%	576,595	562,878
Sierra Receivables Funding Co. LLC Series 2010-2A Class A(c)
11/20/25	3.840%	2,180,752	2,226,549
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(a)
06/25/36	0.744%	3,135,708	2,899,661
Structured Asset Investment Loan Trust Series 2005-9 Class A5(a)
11/25/35	0.524%	93,140	92,853
Total Asset-Backed Securities — Non-Agency
(Cost: $34,760,525)			$34,988,123

Inflation-Indexed Bonds 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	$11,769,450	$12,333,101
Total Inflation-Indexed Bonds
(Cost: $12,395,835)			$12,333,101

U.S. Treasury Obligations 10.2%
U.S. Treasury
06/15/13	1.125%	$6,500,000	$6,585,566
09/30/13	3.125%	5,035,000	5,286,161
05/31/15	2.125%	1,500,000	1,583,554
07/31/15	1.750%	60,000	62,625

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	3

Portfolio of Investments (continued)

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Issuer	Coupon Rate	Principal Amount	Value
U.S. Treasury Obligations (continued)
01/31/16	2.000%	$14,000,000	$14,770,000
04/30/16	2.625%	1,074,000	1,162,018
U.S. Treasury(i)
05/31/12	0.750%	56,000,000	56,161,896
07/31/12	0.625%	40,000,000	40,123,440
Total U.S. Treasury Obligations
(Cost: $124,153,009)			$125,735,260

U.S. Government & Agency Obligations 33.9%
Federal Farm Credit Bank (a)
08/22/13	0.311%	$22,000,000	$22,025,212
04/21/14	0.185%	12,000,000	11,980,680
Federal Home Loan Banks
06/21/13	1.875%	22,400,000	22,900,730
Federal Home Loan Banks(a)(i)
07/22/13	0.175%	25,000,000	24,969,750
Federal Home Loan Mortgage Corp.
11/30/12	0.375%	3,103,000	3,109,042
10/15/13	0.375%	69,450,000	69,376,591
08/20/14	1.000%	40,850,000	41,108,254
Federal Home Loan Mortgage Corp.(a)
01/10/13	0.260%	23,000,000	22,997,620
01/24/13	0.240%	12,000,000	12,007,730
Federal Home Loan Mortgage Corp.(i)
11/27/13	0.375%	14,000,000	13,977,390
06/13/18	4.875%	865,000	1,042,694
Federal National Mortgage Association
09/24/12	0.625%	34,000,000	34,114,886
09/17/13	1.125%	4,220,000	4,268,095
09/30/13	1.125%	6,000,000	6,077,466
10/26/15	1.625%	86,149,000	88,286,184
Federal National Mortgage Association(a)
02/01/13	0.400%	12,000,000	12,014,256
03/04/14	0.225%	23,000,000	22,940,247
Private Export Funding Corp. U.S. Government Guaranty
10/15/14	3.050%	4,150,000	4,410,883
Total U.S. Government & Agency Obligations
(Cost: $414,331,562)			$417,607,710

		Shares	Value
Money Market Funds 6.9%
Columbia Short-Term Cash Fund, 0.141%(j)(k)		85,221,990	$85,221,990
Total Money Market Funds
(Cost: $85,221,990)			$85,221,990

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 8.3%
Asset-Backed Commercial Paper 2.0%
Argento Variable Funding Company LLC
01/09/12	0.310%	$1,999,415	$1,999,415
Atlantis One
01/11/12	0.310%	1,999,378	1,999,378
02/01/12	0.370%	3,998,273	3,998,273

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (cont.)
Cancara Asset Securitisation LLC
01/11/12	0.310%	$4,998,536	$4,998,536
Grampian Funding LLC
01/18/12	0.310%	3,998,932	3,998,932
Thames Asset Global Securities
01/18/12	0.320%	3,998,933	3,998,933
Windmill Funding Corp.
01/04/12	0.320%	3,998,755	3,998,755

Total			24,992,222
Certificates of Deposit 2.3%
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	1,998,401	1,998,401
Branch Banking & Trust Corporation
03/15/12	0.240%	5,000,000	5,000,000
Credit Suisse
03/08/12	0.540%	5,000,000	5,000,000
Deutsche Bank AG
01/20/12	0.420%	3,000,000	3,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	5,000,000	5,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	2,995,268	2,995,268
Union Bank of Switzerland
03/15/12	0.560%	5,000,000	5,000,000

Total			27,993,669
Commercial Paper 1.1%
HSBC Bank PLC
04/13/12	0.481%	3,990,240	3,990,240
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,854	4,998,854
Suncorp Metway Ltd.
02/08/12	0.500%	4,995,695	4,995,695

Total			13,984,789
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
02/16/12 0.650%		3,000,000	3,000,000

Total			3,000,000
Repurchase Agreements 2.6%
Citigroup Global Markets, Inc.(l) dated 12/30/11, matures 01/03/12, repurchase price $10,000,056	0.050%	10,000,000	10,000,000
repurchase price $5,000,028	0.050%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(l)	0.050%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

4	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $12,426,002(l)	0.080%	$12,425,892	$12,425,892

Total			32,425,892
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $102,396,572)			$102,396,572
Total Investments
(Cost: $1,376,262,139)			$1,389,066,169
Other Assets & Liabilities, Net			(156,262,694)
Net Assets			$1,232,803,475

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2011
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 2-year	(352)	$(77,632,502)	April 2012	$—	$(39,118)
U.S. Treasury Note, 5-year	(425)	(52,384,569)	April 2012	—	(229,844)
Total				$—	$(268,962)

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $40,546,015 or 3.29% of net assets.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)

At December 31, 2011, investments in securities included securities valued at $1,048,717 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $1,466, representing less than 0.01% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
American Mortgage Trust Series 2093-3 Class 3A 8.188% 07/27/23	04/27/95	$1,823
Comfed Savings Bank CMO Series 1987-1 Class A 6.287% 01/25/18	05/07/07	5,942

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $1,466, which represents less than 0.01% of net assets.

(i)	At December 31, 2011, security was partially or fully on loan.

(j)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	5

Portfolio of Investments (continued)

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Notes to Portfolio of Investments (continued)

(k)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$16,164,218	$634,787,418	$(565,729,646)	$—	$85,221,990	$115,211	$85,221,990

(l)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$6,311,911
Freddie Mac REMICS	3,107,248
Government National Mortgage Association	780,841
Total Market Value of Collateral Securities	$10,200,000
Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000
Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,499,239
Federal National Mortgage Association	1,228,758
United States Treasury Note/Bond	1,372,045
Total Market Value of Collateral Securities	$5,100,042
Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$3,829,426
Freddie Mac REMICS	1,346,795
Government National Mortgage Association	7,498,188
Total Market Value of Collateral Securities	$12,674,409

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

6	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	7

Portfolio of Investments (continued)

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$26,215,971	$—	$26,215,971
Residential Mortgage-Backed Securities – Agency	—	391,676,387	—	391,676,387
Residential Mortgage-Backed Securities – Non-Agency	—	11,222,822	1,466	11,224,288
Commercial Mortgage-Backed Securities – Agency	—	173,628,912	—	173,628,912
Commercial Mortgage-Backed Securities – Non-Agency	—	7,892,844	—	7,892,844
Asset-Backed Securities – Agency	—	145,011	—	145,011
Asset-Backed Securities – Non-Agency	—	34,988,123	—	34,988,123
Inflation-Indexed Bonds	—	12,333,101	—	12,333,101
U.S. Treasury Obligations	125,735,260	—	—	125,735,260
U.S. Government & Agency Obligations	—	417,607,710	—	417,607,710
Total Bonds	125,735,260	1,075,710,881	1,466	1,201,447,607
Other
Money Market Funds	85,221,990	—	—	85,221,990
Investments of Cash Collateral Received for Securities on Loan	—	102,396,572	—	102,396,572
Total Other	85,221,990	102,396,572	—	187,618,562
Investments in Securities	210,957,250	1,178,107,453	1,466	1,389,066,169
Derivatives(c)
Liabilities
Futures Contracts	(268,962)	—	—	(268,962)
Total	$210,688,288	$1,178,107,453	$1,466	$1,388,797,207

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Backed Mortgage Securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Other Residential Backed Mortgage Securities classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities – Non-Agency	Asset-Backed Securities – Non-Agency	Total
Balance as of December 31, 2010	$16,274,917	$645,021	$16,919,938
Accrued discounts/premiums	80	119	199
Realized gain (loss)	(4)	841	837
Change in unrealized appreciation (depreciation)*	(6,315)	(7,065)	(13,380)
Sales	(1,784)	(638,916)	(640,700)
Purchases	9,489	—	9,489
Transfers into Level 3	—	—	—
Transfers out of Level 3	(16,274,917)	—	(16,274,917)
Balance as of December 31, 2011	$1,466	$—	$1,466

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(6,315), which is comprised of Residential Mortgage-Backed Securities – Non-Agency.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	9

Statement of Assets and Liabilities

December 31, 2011
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,188,643,577)	$1,201,447,607
Affiliated issuers (identified cost $85,221,990)	85,221,990
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $69,970,680)	69,970,680
Repurchase agreements (identified cost $32,425,892)	32,425,892
Total investments (identified cost $1,376,262,139)	1,389,066,169
Receivable for:
Investments sold	100,186
Capital shares sold	607,367
Dividends	14,336
Interest	2,690,972
Prepaid expense	16,203
Trustees’ deferred compensation plan	26,119
Total assets	1,392,521,352
Liabilities
Due upon return of securities on loan	102,396,572
Payable for:
Investments purchased	4,979
Investments purchased on a delayed delivery basis	55,738,873
Capital shares purchased	799,488
Variation margin on futures contracts	100,547
Investment management fees	363,555
Distribution fees	42,308
Transfer agent fees	60,750
Administration fees	66,915
Other expenses	117,771
Trustees’ deferred compensation plan	26,119
Total liabilities	159,717,877
Net assets applicable to outstanding capital stock	$1,232,803,475
Represented by
Paid-in capital	$1,229,471,478
Undistributed net investment income	11,436,596
Accumulated net realized loss	(20,639,667)
Unrealized appreciation (depreciation) on:
Investments	12,804,030
Futures contracts	(268,962)
Total — representing net assets applicable to outstanding capital stock	$1,232,803,475
*Value of securities on loan	$100,400,203
Net assets applicable to outstanding shares
Class 1	$854,905,604
Class 2	$33,866,652
Class 3	$344,031,219
Shares outstanding
Class 1	82,001,811
Class 2	3,258,400
Class 3	33,017,391
Net asset value per share
Class 1	$10.43
Class 2	$10.39
Class 3	$10.42

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2011
Net investment income
Income:
Interest	$18,349,651
Dividends from affiliates	115,211
Income from securities lending — net	285,293
Total income	18,750,155
Expenses:
Investment management fees	4,773,063
Distribution fees
Class 2	61,164
Class 3	458,347
Transfer agent fees
Class 1	488,705
Class 2	14,679
Class 3	219,999
Administration fees	798,185
Compensation of board members	23,872
Custodian fees	30,487
Printing and postage fees	124,046
Professional fees	70,582
Other	67,659
Total expenses	7,130,788
Net investment income	11,619,367
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	147,196
Futures contracts	(3,239,872)
Net realized loss	(3,092,676)
Net change in unrealized appreciation (depreciation) on:
Investments	10,647,467
Futures contracts	(1,886,292)
Net change in unrealized appreciation	8,761,175
Net realized and unrealized gain	5,668,499
Net increase in net assets resulting from operations	$17,287,866

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	11

Statement of Changes in Net Assets

Year ended December 31,	2011	2010(a)
Operations
Net investment income	$11,619,367	$9,538,621
Net realized gain (loss)	(3,092,676)	12,620,459
Net change in unrealized appreciation	8,761,175	416,645
Net increase in net assets resulting from operations	17,287,866	22,575,725
Distributions to shareholders from:
Net investment income
Class 1	(8,016,127)	(6,442,258)
Class 2	(23,143)	(50)
Class 3	(3,295,389)	(4,442,866)
Total distributions to shareholders	(11,334,659)	(10,885,174)
Increase in net assets from share transactions	73,316,716	622,635,055
Total increase in net assets	79,269,923	634,325,606
Net assets at beginning of year	1,153,533,552	519,207,946
Net assets at end of year	$1,232,803,475	$1,153,533,552
Undistributed net investment income	$11,436,596	$11,202,328

Year ended December 31,	2011		2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	13,495,591	140,169,843	70,367,028	728,726,385
Fund merger	2,691,525	27,791,439	—	—
Distributions reinvested	776,756	8,016,127	626,070	6,442,258
Redemptions	(5,664,704)	(58,967,576)	(290,455)	(3,006,262)
Net increase	11,299,168	117,009,833	70,702,643	732,162,381
Class 2 shares
Subscriptions	578,525	6,003,554	265,779	2,756,242
Fund merger	3,439,200	35,509,438	—	—
Distributions reinvested	2,245	23,144	5	50
Redemptions	(953,136)	(9,889,654)	(74,218)	(770,535)
Net increase	3,066,834	31,646,482	191,566	1,985,757
Class 3 Shares
Subscriptions	2,540,191	26,439,032	5,167,177	53,221,150
Distributions reinvested	319,012	3,295,389	431,765	4,442,866
Redemptions	(10,117,930)	(105,074,020)	(16,380,340)	(169,177,099)
Net decrease	(7,258,727)	(75,339,599)	(10,781,398)	(111,513,083)
Total net increase	7,107,275	73,316,716	60,112,811	622,635,055

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.38	$10.30
Income from investment operations:
Net investment income	0.10	0.07
Net realized and unrealized gain	0.06	0.12
Total from investment operations	0.16	0.19
Less distributions to shareholders from:
Net investment income	(0.11)	(0.11)
Total distributions to shareholders	(0.11)	(0.11)
Net asset value, end of period	$10.43	$10.38
Total return	1.51%	1.83%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.55%	0.63%	(c)
Total expenses	0.55%	0.63%	(c)
Net investment income	1.01%	1.09%	(c)
Supplemental data
Net assets, end of period (in thousands)	$854,906	$733,781
Portfolio turnover	92% (d)	323%	(d)

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.36	$10.30
Income from investment operations:
Net investment income	0.08	0.05
Net realized and unrealized gain	0.04	0.11
Total from investment operations	0.12	0.16
Less distributions to shareholders from:
Net investment income	(0.09)	(0.10)
Total distributions to shareholders	(0.09)	(0.10)
Net asset value, end of period	$10.39	$10.36
Total return	1.21%	1.59%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76%	0.89%	(c)
Total expenses	0.76%	0.89%	(c)
Net investment income	0.81%	0.75%	(c)
Supplemental data
Net assets, end of period (in thousands)	$33,867	$1,985
Portfolio turnover	92% (d)	323%	(d)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 66% and 203% for the years ended December 31, 2011 and 2010, respectively.

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 66% and 203% for the years ended December 31, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	13

Financial Highlights (continued)

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Class 3
Per share data
Net asset value, beginning of period	$10.37	$10.17	$9.95	$10.23	$10.13
Income from investment operations:
Net investment income	0.09	0.12	0.21	0.32	0.42
Net realized and unrealized gain (loss)	0.05	0.18	0.33	(0.58)	0.10
Total from investment operations	0.14	0.30	0.54	(0.26)	0.52
Less distributions to shareholders from:
Net investment income	(0.09)	(0.10)	(0.32)	(0.02)	(0.42)
Total distributions to shareholders	(0.09)	(0.10)	(0.32)	(0.02)	(0.42)
Net asset value, end of period	$10.42	$10.37	$10.17	$9.95	$10.23
Total return	1.38%	3.00%	5.53%	(2.64% )	5.33%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.76%	0.76%	0.79%	0.79%
Total expenses	0.68%	0.76%	0.76%	0.79%	0.79%
Net investment income	0.87%	1.15%	2.12%	3.19%	4.17%
Supplemental data
Net assets, end of period (in thousands)	$344,031	$417,768	$519,208	$503,080	$483,070
Portfolio turnover	92% (b)	323% (b)	428% (b)	314% (b)	213%
Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 66%, 203%, 350% and 190% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – Short Duration U.S. Government Fund (the Fund), formerly known as RiverSource Variable Portfolio – Short Duration U.S. Government Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and Mortgaged backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	15

Notes to Financial Statements (continued)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

16	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Fair Values of Derivative Instruments at December 31, 2011

	Asset derivatives		Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	$—*	Net assets — unrealized depreciation on futures contracts	$268,962*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$(3,239,872)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$(1,886,292)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Futures Contracts	4,702

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	17

Notes to Financial Statements (continued)

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

18	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. Prior to April 30, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.48% to 0.25% as the Fund’s net assets increased. The effective management fee rate for the year ended December 31, 2011 was 0.40% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The effective administration fee rate for the year ended December 31, 2011 was 0.07% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $6,190.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	19

Notes to Financial Statements (continued)

the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

For the year ended December 31, 2011, these differences are primarily due to differing treatments for futures, post-October losses, market discount/premium and deferral/reversal of wash sale losses. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Undistributed net investment income	$256,838
Accumulated net realized loss	(125,709)
Paid-in capital	(131,129)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year ended December 31,	2011	2010
Ordinary income	$11,334,659	$10,885,174
Long-term capital gains	—	—

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$11,616,973
Undistributed accumulated long-term gain	—
Accumulated realized loss	(17,519,466)
Unrealized appreciation	9,234,490

At December 31, 2011, the cost of investments for federal income tax purposes was $1,379,515,336 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,377,704
Unrealized depreciation	$(826,871)
Net unrealized apppreciation	$9,550,833

20	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

The following capital loss carryforward, determined at December 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Short-term	Long-term	Total
2013	$2,365,133	$—	$2,365,133
2016	617,552	—	617,552
2017	10,526,633	—	10,526,633
Unlimited	1,922,953	2,087,195	4,010,148
Total	$15,432,271	$2,087,195	$17,519,466

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Columbia Variable Portfolio – Short Duration U.S. Government Fund acquired $3,185,295 of capital loss carryforward in connection with the Columbia Federal Securities Fund merger (Note 10). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $1,104,948,858 and $1,083,099,801, respectively, for the year ended December 31, 2011, of which $1,579,050,627 and $1,562,657,617, respectively, were U.S. government securities.

Transactions to realign the Fund’s portfolio following the merger as described in Note 10 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $96,209,773 and $75,973,892, respectively.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, securities valued at $100,400,203 were on loan, secured by cash collateral of $102,396,572 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	21

Notes to Financial Statements (continued)

loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At December 31, 2011 affiliated shareholders account owned 95.7% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum..

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the year ended December 31, 2011.

Note 10. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Federal Securities Fund, Variable Series (the acquired fund), a series of Columbia Funds Variable Insurance Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

22	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

The aggregate net assets of the Fund immediately before the acquisition were $1,167,471,514 and the combined net assets immediately after the acquisition were $1,230,772,391.

The merger was accomplished by a tax-free exchange of 6,515,300 shares of the acquired fund valued at $63,300,877 (including $987,419 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	2,691,525
Class 2	3,439,200

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net loss on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $12.3 million, $(3.0) million, $9.2 million and $18.5 million, respectively.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	23

Notes to Financial Statements (continued)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24	COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Short Duration U.S. Government Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Short Duration U.S. Government Fund (formerly known as RiverSource VP – Short Duration U.S. Government Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Short Duration U.S. Government Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 ANNUAL REPORT	25

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 96.6%
Aerospace & Defense 1.0%
L-3 Communications Corp.(a)
11/15/16	3.950%	$26,000,000	$26,242,398
Banking 6.9%
ANZ National International Ltd. Senior Unsecured(a)(b)(c)
08/10/15	3.125%	10,360,000	10,304,633
Bank of America Corp. Senior Unsecured(a)
03/17/16	3.625%	36,310,000	33,469,868
Citigroup, Inc. Senior Unsecured
10/15/14	5.500%	21,120,000	21,712,353
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	7,825,000	7,939,182
Goldman Sachs Group, Inc. (The) Senior Unsecured(a)
02/07/16	3.625%	33,125,000	32,006,137
JPMorgan Chase & Co. Senior Unsecured(a)
03/01/16	3.450%	38,920,000	39,540,891
KeyCorp Senior Unsecured
08/13/15	3.750%	7,800,000	8,089,452
Morgan Stanley Senior Unsecured(a)
04/29/16	3.800%	33,175,000	30,564,592
Santander U.S. Debt SAU Bank Guaranteed(a)(b)(c)
10/07/15	3.781%	2,800,000	2,558,319

Total			186,185,427
Chemicals 1.8%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	35,802,000	39,837,637
Lyondell Chemical Co. Senior Secured
11/01/17	8.000%	6,038,000	6,596,515
Nova Chemicals Corp. Senior Unsecured(b)
11/01/16	8.375%	818,000	891,620

Total			47,325,772
Construction Machinery 1.1%
Case New Holland, Inc.(a)
09/01/13	7.750%	14,635,000	15,549,688
Manitowoc Co., Inc. (The)(a)
11/01/13	7.125%	14,940,000	14,977,350

Total			30,527,038
Consumer Products 0.4%
Beam, Inc. Senior Unsecured
06/15/14	6.375%	10,684,000	11,682,302
Electric 20.8%
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	$32,354,000	$33,912,707
Arizona Public Service Co. Senior Unsecured
05/15/15	4.650%	16,627,000	18,173,527
08/01/16	6.250%	8,130,000	9,540,734
Arizona Public Service Co.(a) Senior Unsecured
06/30/14	5.800%	5,580,000	6,176,742
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	25,094,000	27,666,888
CMS Energy Corp.(a) Senior Unsecured
09/30/15	4.250%	11,495,000	11,609,950
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	20,842,000	22,244,417
Consumers Energy Co. 1st Mortgage
02/15/14	6.000%	5,295,000	5,781,658
08/15/16	5.500%	3,930,000	4,516,804
Consumers Energy Co.(a) 1st Mortgage
03/15/15	5.000%	15,576,000	17,149,129
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	7,434,000	8,608,646
DTE Energy Co.(a) Senior Unsecured
05/15/14	7.625%	36,045,000	40,960,925
Dominion Resources, Inc. Senior Unsecured
01/15/16	5.200%	7,975,000	8,978,893
06/15/18	6.400%	13,240,000	15,978,866
08/01/33	5.250%	29,698,000	32,593,377
Duke Energy Corp. Senior Unsecured
04/01/15	3.350%	38,263,000	40,334,674
06/15/18	6.250%	8,990,000	10,677,684
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	1,200,000	1,433,789
Indiana Michigan Power Co. Senior Unsecured
11/01/12	6.375%	850,000	884,898
11/15/14	5.050%	8,302,000	9,048,757
12/01/15	5.650%	4,263,000	4,787,332
Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	2,331,000	2,418,904
04/01/14	4.875%	2,650,000	2,821,147
MidAmerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	4,881,000	5,244,395
NRG Energy, Inc.(a)
01/15/17	7.375%	11,410,000	11,837,875
Electric (cont.)
Nevada Power Co.
01/15/15	5.875%	$40,399,000	$45,311,842
03/15/16	5.950%	1,685,000	1,952,500
08/01/18	6.500%	3,795,000	4,578,209
Ohio Edison Co. Senior Unsecured(a)
05/01/15	5.450%	19,772,000	21,762,012
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	330,000	352,873
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	38,311,000	43,777,290
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	7,773,000	8,576,837
01/15/16	5.625%	11,855,000	13,541,741
Sierra Pacific Power Co.
05/15/16	6.000%	7,390,000	8,572,873
Tampa Electric Co. Senior Unsecured(a)
05/15/18	6.100%	3,935,000	4,731,967
TransAlta Corp. Senior Unsecured(b)
01/15/15	4.750%	48,775,000	52,275,388

Total			558,816,250
Entertainment 0.5%
Time Warner, Inc.
07/15/15	3.150%	11,640,000	12,128,835
Environmental 0.3%
Waste Management, Inc.
03/11/15	6.375%	6,011,000	6,858,088
Food and Beverage 5.1%
Bacardi Ltd.(b)(c)
04/01/14	7.450%	13,505,000	15,221,337
ConAgra Foods, Inc.(a) Senior Unsecured
04/15/14	5.875%	1,520,000	1,668,072
06/15/17	5.819%	16,865,000	18,888,378
Constellation Brands, Inc.
12/15/14	8.375%	3,782,000	4,198,020
Kellogg Co. Senior Unsecured(a)
11/17/16	1.875%	10,145,000	10,185,905
Kraft Foods, Inc.(a) Senior Unsecured
02/01/18	6.125%	3,800,000	4,454,216
08/23/18	6.125%	40,058,000	47,266,117
SABMiller PLC Senior Unsecured(a)(b)(c)
01/15/14	5.700%	33,450,000	36,275,856

Total			138,157,901
Gas Pipelines 11.3%
Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	5,075,000	5,507,705

The accompanying Notes to Financial Statements are an integral part of this statement.

1	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Limited Duration Credit Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gas Pipelines (cont.)
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	$45,843,000	$52,624,555
Enterprise Products Operating LLC
06/01/15	3.700%	9,500,000	9,959,572
Gulfstream Natural Gas System LLC(c) Senior Unsecured
11/01/15	5.560%	6,460,000	7,080,554
06/01/16	6.950%	22,690,000	26,274,884
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/16	3.500%	24,540,000	25,514,753
02/15/18	5.950%	6,310,000	7,208,821
Midcontinent Express Pipeline LLC Senior Unsecured(a)(c)
09/15/14	5.450%	39,550,000	42,721,752
Nisource Finance Corp.
07/15/14	5.400%	3,800,000	4,135,263
09/15/17	5.250%	17,031,000	18,799,874
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	5,728,000	6,769,872
04/15/17	5.950%	15,235,000	17,733,568
Panhandle Eastern Pipeline Co. LP Senior Unsecured
11/01/17	6.200%	7,864,000	8,947,919
Panhandle Eastern Pipeline Co. LP(a) Senior Unsecured
08/15/13	6.050%	8,000,000	8,558,016
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	19,387,000	20,529,631
Regency Energy Partners LP/Finance Corp.(a)
06/01/16	9.375%	1,808,000	1,988,800
Rockies Express Pipeline LLC Senior Unsecured(a)(c)
04/15/15	3.900%	13,445,000	13,286,241
Southern Natural Gas Co. Senior Unsecured(c)
04/01/17	5.900%	10,783,000	12,323,589
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	11,051,000	12,795,610

Total			302,760,979
Health Care 4.3%
AmerisourceBergen Corp.(a)
09/15/15	5.875%	14,102,000	16,073,192
Aristotle Holding, Inc.(c)
11/15/16	3.500%	9,435,000	9,609,123
Baxter International, Inc. Senior Unsecured
01/15/17	1.850%	4,445,000	4,479,546
Cardinal Health, Inc. Senior Unsecured(a)
06/15/15	4.000%	5,430,000	5,810,958
Express Scripts, Inc.
05/15/16	3.125%	50,150,000	50,427,981
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	14,638,000	15,893,313
Health Care (cont.)
Medco Health Solutions, Inc. Senior Unsecured(a)
09/15/15	2.750%	$13,975,000	$14,031,839

Total			116,325,952
Healthcare Insurance 0.1%
UnitedHealth Group, Inc. Senior Unsecured
11/15/16	1.875%	2,247,000	2,246,665
Independent Energy 4.5%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	39,698,000	44,999,668
Chesapeake Energy Corp.(a)
07/15/13	7.625%	3,776,000	3,993,120
Denbury Resources, Inc.(a)
03/01/16	9.750%	1,055,000	1,163,137
Encana Corp. Senior Unsecured(b)
12/01/17	5.900%	12,472,000	14,136,401
Forest Oil Corp.
02/15/14	8.500%	16,270,000	17,734,300
Newfield Exploration Co. Senior Subordinated Notes
09/01/14	6.625%	9,500,000	9,606,875
Petrohawk Energy Corp.
08/01/14	10.500%	5,111,000	5,673,210
Woodside Finance Ltd.(a)(b)(c)
11/10/14	4.500%	23,225,000	24,446,102

Total			121,752,813
Integrated Energy 1.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	29,750,000	30,282,287
Life Insurance 3.1%
Metropolitan Life Global Funding I(a)(c) Secured
06/14/18	3.650%	28,470,000	29,291,899
Metropolitan Life Global Funding I(c) Senior Secured
09/29/15	2.500%	1,500,000	1,508,618
Prudential Financial, Inc. Senior Unsecured
01/14/15	3.875%	25,562,000	26,476,199
09/17/15	4.750%	9,024,000	9,528,387
Prudential Financial, Inc.(a) Senior Unsecured
12/01/17	6.000%	14,540,000	16,170,879

Total			82,975,982
Media Cable 4.5%
CSC Holdings LLC Senior Unsecured(a)
04/15/14	8.500%	3,000,000	3,318,750
Charter Communications Operating LLC/Capital Secured(c)
04/30/12	8.000%	10,000,000	10,200,000
Media Cable (cont.)
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	$16,060,000	$16,268,684
03/01/16	3.500%	6,340,000	6,536,058
DISH DBS Corp.(a)
10/01/14	6.625%	5,790,000	6,180,825
02/01/16	7.125%	6,076,000	6,546,890
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	3,500,000	3,501,859
Time Warner Cable, Inc.(a)
05/01/17	5.850%	52,695,000	60,010,541
Videotron Ltee(a)(b)
01/15/14	6.875%	7,767,000	7,786,417

Total			120,350,024
Media Non-Cable 8.1%
BSKYB Finance UK PLC(b)(c)
10/15/15	5.625%	34,780,000	38,999,370
British Sky Broadcasting Group PLC(b)(c)
02/15/18	6.100%	12,800,000	14,338,010
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	52,597,000	53,623,325
News America, Inc.
12/15/14	5.300%	3,730,000	4,062,418
RR Donnelley & Sons Co. Senior Unsecured
04/01/14	4.950%	9,060,000	8,856,150
RR Donnelley & Sons Co.(a) Senior Unsecured
05/15/15	5.500%	17,543,000	16,972,852
Reed Elsevier Capital, Inc.
01/15/14	7.750%	10,202,000	11,382,575
TCM Sub LLC(c)
01/15/15	3.550%	46,700,000	49,142,535
Thomson Reuters Corp.(a)(b)
07/15/18	6.500%	17,050,000	20,427,537

Total			217,804,772
Metals 2.1%
ArcelorMittal Senior Unsecured(a)(b)
03/01/16	3.750%	45,630,000	43,316,012
FMG Resources August 2006 Proprietary Ltd.(a)(b)(c)
11/01/15	7.000%	3,750,000	3,787,500
United States Steel Corp. Senior Unsecured(a)
06/01/13	5.650%	7,976,000	8,165,430

Total			55,268,942
Non-Captive Diversified 1.6%
General Electric Capital Corp. Senior Unsecured(a)
10/17/16	3.350%	41,535,000	43,254,508
Oil Field Services —%
Weatherford International Ltd.(b)
02/15/16	5.500%	1,000,000	1,099,784
Property & Casualty 0.6%
Liberty Mutual Group, Inc. Senior Unsecured(c)
03/15/14	5.750%	16,017,000	16,702,480

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	2

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Railroads 0.5%
CSX Corp. Senior Unsecured(a)
03/15/18	6.250%	$11,183,000	$13,312,322
Refining 0.8%
Valero Energy Corp.(a)
02/01/15	4.500%	18,770,000	20,082,380
Retailers 3.1%
Best Buy Co., Inc. Senior Unsecured(a)
03/15/16	3.750%	36,795,000	36,248,373
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	39,825,000	46,469,483

Total			82,717,856
Supermarkets 1.3%
Kroger Co. (The)
10/01/15	3.900%	16,626,000	17,872,285
Safeway, Inc. Senior Unsecured
12/01/16	3.400%	15,215,000	15,604,002

Total			33,476,287
Technology 0.4%
Hewlett-Packard Co. Senior Unsecured
12/09/16	3.300%	11,070,000	11,303,621
Transportation Services 1.2%
ERAC U.S.A. Finance LLC (c)
10/15/17	6.375%	28,925,000	33,242,158
Wireless 1.2%
Nextel Communications, Inc.(a)
03/15/14	5.950%	3,759,000	3,627,435
Rogers Communications, Inc.(a)(b)
08/15/18	6.800%	22,605,000	27,532,095

Total			31,159,530
Wirelines 8.9%
AT&T, Inc. Senior Unsecured
08/15/16	2.400%	11,285,000	11,513,939
AT&T, Inc.(a) Senior Unsecured
08/15/15	2.500%	26,895,000	27,852,938
Deutsche Telekom International Finance BV(a)(b)(c)
04/11/16	3.125%	23,215,000	23,387,348
Embarq Corp. Senior Unsecured
06/01/16	7.082%	57,480,000	62,305,216
Frontier Communications Corp. Senior Unsecured(a)
01/15/13	6.250%	9,353,000	9,540,060
Telecom Italia Capital SA(b)
10/01/15	5.250%	21,415,000	19,644,622
Telefonica Emisiones SAU(a)(b)
01/15/15	4.949%	19,375,000	19,273,088
02/16/16	3.992%	9,930,000	9,547,705
Verizon Communications, Inc. Senior Unsecured
11/01/16	2.000%	41,005,000	41,121,167
Wirelines (cont.)
Windstream Corp.(a)
08/01/13	8.125%	$13,625,000	$14,578,750

Total			238,764,833
Total Corporate Bonds & Notes
(Cost: $2,560,572,630)			$2,592,808,186

U.S. Treasury Obligations 0.4%
U.S. Treasury(a)
09/30/16	1.000%	$6,065,000	$6,127,542
10/31/16	1.000%	4,860,000	4,907,084
Total U.S. Treasury Obligations
(Cost: $10,932,787)			$11,034,626
		Shares	Value
Money Market Funds 1.7%
Columbia Short-Term Cash
Fund, 0.141%(d)(e)		46,675,192	$46,675,192
Total Money Market Funds
(Cost: $46,675,192)			$46,675,192

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 9.9%
Asset-Backed Commercial Paper 2.3%
Amsterdam Funding Corp.
01/03/12	0.320%	$4,998,489	$4,998,489
Atlantis One
01/05/12	0.300%	2,999,225	2,999,225
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	9,996,889	9,996,889
01/23/12	0.320%	4,998,444	4,998,444
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	3,998,607	3,998,607
Grampian Funding LLC
01/18/12	0.310%	9,997,330	9,997,330
Kells Funding, LLC
01/03/12	0.380%	4,998,205	4,998,205
Regency Markets No. 1 LLC
01/18/12	0.250%	9,997,917	9,997,917
Rheingold Securitization
01/10/12	0.730%	4,997,060	4,997,060

Total			61,980,008
Certificates of Deposit 3.2%
Bank of Nova Scotia
05/03/12	0.401%	4,000,000	4,000,000
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
03/08/12	0.540%	5,000,000	5,000,000
03/20/12	0.590%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	10,000,000	10,000,000
Nordea Bank AB
03/13/12	0.520%	10,000,000	10,000,000
Certificates of Deposit (cont.)
Rabobank
01/20/12	0.331%	$6,000,000	$6,000,000
03/16/12	0.530%	5,991,972	5,991,972
Standard Chartered Bank PLC
03/30/12	0.625%	7,987,381	7,987,381
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	5,000,000	5,000,000
Svenska Handelsbanken
03/01/12	0.460%	10,000,000	10,000,000
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000

Total			85,979,353
Commercial Paper 2.3%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	9,997,958	9,997,958
Suncorp Metway Ltd.
01/18/12	0.450%	4,996,062	4,996,062
02/01/12	0.500%	4,995,486	4,995,486
02/09/12	0.500%	4,995,556	4,995,556
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	6,981,141	6,981,141

Total			61,891,702
Other Short-Term Obligations 0.6%
Natixis Financial Products LLC
01/03/12	0.390%	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
01/13/12	0.550%	10,000,000	10,000,000
02/16/12	0.650%	3,000,000	3,000,000

Total			15,000,000
Repurchase Agreements 1.5%
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156,(f)
	0.140%	10,000,000	10,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12 repurchase price $30,970,643,(f)
	0.040%	30,970,506	30,970,506

Total			40,970,506
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $265,821,569)			$265,821,569
Total Investments
(Cost: $2,884,002,178)			$2,916,339,573
Other Assets & Liabilities, Net			(230,837,557)
Net Assets			$2,685,502,016

The accompanying Notes to Financial Statements are an integral part of this statement.

3	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Limited Duration Credit Fund

Investments in Derivatives

At December 31, 2011, $8,450,200 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at December 31, 2011

	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation

Contract Description
U.S. Treasury Note, 2-year	(1,156)	$(254,952,193)	April 2012	$—	$(55,927)
U.S. Treasury Note, 5-year	(7,106)	(875,869,998)	April 2012	—	(3,847,966)
U.S. Treasury Note, 10-year	(923)	(121,028,375)	March 2012	—	(888,333)
Total				$—	$(4,792,226)

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $385,249,144 or 14.35% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $420,702,308 or 15.67% of net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$44,122,639	$956,245,961	$(953,693,408)	$—	$46,675,192	$90,185	$46,675,192

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	4

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

Notes to Portfolio of Investments (continued)

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$27,930,122
Fannie Mae REMICS	61,717
Freddie Mac Gold Pool	1,778,236
Freddie Mac Non Gold Pool	1,819,841
Total Market Value of Collateral Securities	$31,589,916

The accompanying Notes to Financial Statements are an integral part of this statement.

5	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Limited Duration Credit Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	6

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$2,592,808,186	$—	$2,592,808,186
U.S. Treasury Obligations	11,034,626	—	—	11,034,626
Total Bonds	11,034,626	2,592,808,186	—	2,603,842,812
Other
Money Market Funds	46,675,192	—	—	46,675,192
Investments of Cash Collateral Received for Securities on Loan	—	265,821,569	—	265,821,569
Total Other	46,675,192	265,821,569	—	312,496,761
Investments in Securities	57,709,818	2,858,629,755	—	2,916,339,573
Derivatives(c)
Liabilities
Futures Contracts	(4,792,226)	—	—	(4,792,226)
Total	$52,917,592	$2,858,629,755	$—	$2,911,547,347

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Futures contracts are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

7	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 30.6%
Aerospace & Defense 0.3%
L-3 Communications Corp.
07/15/20	4.750%	$1,040,000	$1,027,572
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	3,430,000	3,648,337
09/15/41	4.850%	1,200,000	1,216,220
Northrop Grumman Corp. Senior Unsecured(a)
08/01/14	3.700%	500,000	528,174
Raytheon Co. Senior Unsecured
02/15/20	4.400%	1,200,000	1,318,076

Total			7,738,379
Agencies 1.2%
Ally Financial, Inc. FDIC Government Guaranty
10/30/12	1.750%	10,000,000	10,128,980
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,000,000	10,235,015
JPMorgan Chase & Co. FDIC Government Guaranty
06/15/12	2.200%	7,000,000	7,066,276
KeyBank NA FDIC Government Guaranty(a)
06/15/12	3.200%	7,500,000	7,603,665

Total			35,033,936
Automotive 0.3%
American Honda Finance Corp. Senior Unsecured(b)
09/21/15	2.500%	2,500,000	2,543,770
Daimler Finance North America LLC(b)
09/15/16	2.625%	2,480,000	2,465,507
Nissan Motor Acceptance Corp. Senior Unsecured(a)(b)
01/30/13	3.250%	1,000,000	1,012,895

Total			6,022,172
Banking 6.4%
American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,392,424
American Express Credit Corp. Senior Unsecured
09/15/15	2.750%	2,730,000	2,744,480
American Express Credit Corp.(a) Senior Unsecured
09/19/16	2.800%	1,480,000	1,487,252
BB&T Corp. Senior Unsecured
04/30/14	5.700%	722,000	789,858
03/15/16	3.200%	1,910,000	1,991,043
BNP Paribas SA Bank Guaranteed(a)(c)
02/23/16	3.600%	690,000	647,201
Bank of America Corp. Senior Unsecured
05/01/13	4.900%	1,960,000	1,961,586
04/01/15	4.500%	2,330,000	2,248,417
Corporate Bonds & Notes (continued)
Banking (cont.)
08/01/16	6.500%	$5,500,000	$5,538,885
07/01/20	5.625%	2,670,000	2,466,175
Bank of America NA Subordinated Notes
03/15/17	5.300%	2,000,000	1,803,822
Barclays Bank PLC Senior Unsecured(c)
09/22/16	5.000%	1,500,000	1,553,496
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,000,000	1,143,990
Capital One Financial Corp. Senior Unsecured
07/15/21	4.750%	970,000	998,240
Citigroup, Inc. Senior Unsecured
12/13/13	6.000%	2,670,000	2,762,807
01/15/15	6.010%	6,110,000	6,383,148
05/19/15	4.750%	2,000,000	2,025,518
05/15/18	6.125%	5,930,000	6,311,637
01/14/22	4.500%	1,280,000	1,226,378
07/15/39	8.125%	380,000	465,246
Credit Suisse Senior Unsecured
05/01/14	5.500%	1,560,000	1,621,495
Subordinated Notes
02/15/18	6.000%	1,170,000	1,154,976
Credit Suisse(a) Senior Unsecured
03/23/15	3.500%	3,000,000	2,969,442
Deutsche Bank AG Senior Unsecured(a)(c)
08/18/14	3.875%	2,000,000	2,034,550
Fifth Third Bancorp Senior Unsecured(a)
05/01/13	6.250%	1,780,000	1,871,143
Fifth Third Capital Trust IV(d)
04/15/67	6.500%	1,030,000	1,009,400
Goldman Sachs Group, Inc. (The) Senior Notes
02/01/41	6.250%	960,000	941,788
Senior Unsecured
01/15/15	5.125%	3,950,000	4,037,334
02/15/19	7.500%	2,880,000	3,199,889
03/15/20	5.375%	4,300,000	4,244,203
Goldman Sachs Group, Inc. (The)(a) Senior Unsecured
08/01/15	3.700%	1,570,000	1,538,135
02/07/16	3.625%	2,650,000	2,560,491
HSBC Bank PLC Senior Notes(b)(c)
06/28/15	3.500%	1,660,000	1,675,918
HSBC Holdings PLC(c) Senior Unsecured
04/05/21	5.100%	1,170,000	1,243,234
Subordinated Notes
06/01/38	6.800%	750,000	776,809
Banking (cont.)
Huntington Bancshares, Inc. Subordinated Notes
12/15/20	7.000%	$360,000	$408,000
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	2,230,000	2,265,575
10/02/17	6.400%	900,000	1,005,506
01/15/18	6.000%	2,875,000	3,207,577
03/25/20	4.950%	2,900,000	3,082,320
JPMorgan Chase & Co.(a) Senior Unsecured
07/05/16	3.150%	6,000,000	6,028,080
JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	3,270,000	3,539,556
JPMorgan Chase Capital XXV
10/01/37	6.800%	1,060,000	1,063,975
Morgan Stanley
Senior Unsecured
04/28/15	6.000%	2,800,000	2,804,872
04/01/18	6.625%	2,930,000	2,893,208
09/23/19	5.625%	2,150,000	1,981,257
07/24/20	5.500%	1,980,000	1,800,275
01/25/21	5.750%	2,380,000	2,220,078
Morgan Stanley(a)
Senior Unsecured
11/20/14	4.200%	1,500,000	1,446,661
National Australia Bank Ltd. Senior Unsecured(b)(c)
09/28/15	2.750%	900,000	894,037
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,300,331
PNC Bank NA Subordinated Notes
12/07/17	6.000%	2,200,000	2,443,709
PNC Funding Corp.
Bank Guaranteed
02/08/15	3.625%	660,000	693,277
09/21/15	4.250%	500,000	536,015
Royal Bank of Canada Senior Notes(a)(c)
07/20/16	2.300%	1,450,000	1,473,989
Royal Bank of Scotland PLC (The)(c)
Bank Guaranteed
09/21/15	3.950%	2,370,000	2,209,333
03/16/16	4.375%	3,890,000	3,711,033
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	300,000	305,501
Toronto-Dominion Bank (The)(a)(c)
Senior Unsecured
07/14/16	2.500%	1,000,000	1,019,882
10/19/16	2.375%	1,800,000	1,831,662
U.S. Bancorp
02/01/16	3.442%	1,190,000	1,229,047
Senior Unsecured
06/14/13	2.000%	670,000	680,594

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	8

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
UBS AG
Senior Unsecured
08/12/13	2.250%	$500,000	$495,543
12/20/17	5.875%	4,140,000	4,309,943
Wells Fargo & Co.
Senior Unsecured
06/15/16	3.676%	1,430,000	1,494,347
Wells Fargo & Co.(a)
Senior Unsecured
12/11/17	5.625%	560,000	638,136
04/01/21	4.600%	1,350,000	1,480,521
Wells Fargo Bank Subordinated Notes
02/09/15	4.750%	1,084,000	1,130,925
Westpac Banking Corp. Senior Unsecured(c)
08/04/15	3.000%	1,050,000	1,062,182

Total			141,507,357
Brokerage 0.1%
Jefferies Group, Inc. Senior Unsecured(a)
04/13/18	5.125%	1,850,000	1,628,000
Chemicals 0.4%
CF Industries, Inc.
05/01/18	6.875%	2,000,000	2,290,000
CF Industries, Inc.(a)
05/01/20	7.125%	1,040,000	1,227,200
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	2,760,000	3,071,110
02/15/16	2.500%	1,150,000	1,155,004
Ecolab Inc. Senior Unsecured
12/08/16	3.000%	1,120,000	1,158,539
12/08/21	4.350%	1,280,000	1,366,898

Total			10,268,751
Construction Machinery 0.2%
Deere & Co. Senior Unsecured
10/16/29	5.375%	1,450,000	1,822,170
John Deere Capital Corp.
Senior Unsecured
06/17/13	1.875%	1,000,000	1,018,107
10/15/21	3.150%	940,000	958,009

Total			3,798,286
Consumer Cyclical Services 0.1%
Corrections Corp. of America(a)
06/01/17	7.750%	2,950,000	3,200,750
Consumer Products 0.2%
Jarden Corp.(a)
05/01/16	8.000%	2,350,000	2,538,000
Procter & Gamble Co. (The) Senior Unsecured(a)
08/15/16	1.450%	2,000,000	2,023,450

Total			4,561,450

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured
02/01/13	5.000%	$3,000,000	$3,142,500
12/06/17	5.250%	2,300,000	2,639,853
United Technologies Corp.
Senior Unsecured
02/01/19	6.125%	1,250,000	1,544,604
04/15/40	5.700%	1,680,000	2,074,084

Total			9,401,041
Electric 1.5%
AES Corp. (The) Senior Unsecured(a)
10/15/17	8.000%	2,800,000	3,080,000
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	3,550,000	4,206,750
Cleveland Electric Illuminating Co. (The) Senior Unsecured
04/01/17	5.700%	571,000	628,123
Consolidated Edison Co. of New York, Inc. Senior Unsecured
07/01/12	5.625%	1,700,000	1,739,732
DPL, Inc. Senior Unsecured(a)(b)
10/15/16	6.500%	1,000,000	1,065,000
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,880,000	2,268,902
08/01/41	4.900%	3,050,000	3,290,438
Duke Energy Carolinas LLC
11/15/18	7.000%	700,000	901,450
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,000,000	3,200,760
09/15/21	3.550%	930,000	951,213
Edison International Senior Unsecured
09/15/17	3.750%	1,200,000	1,234,840
Exelon Generation Co. LLC Senior Unsecured(a)
10/01/19	5.200%	1,370,000	1,504,935
FirstEnergy Solutions Corp.
08/15/21	6.050%	2,710,000	3,007,273
Florida Power Corp. 1st Mortgage
09/15/37	6.350%	1,000,000	1,342,843
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	1,030,000	1,009,400
Niagara Mohawk Power Corp. Senior Unsecured(b)
08/15/19	4.881%	700,000	782,795
PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,276,964
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	990,000	1,205,743
Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	552,227

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Southern Power Co. Senior Unsecured
09/15/41	5.150%	$500,000	$530,473
Xcel Energy, Inc. Senior Unsecured
09/15/41	4.800%	540,000	588,455

Total			34,368,316
Entertainment 0.5%
Time Warner, Inc.
07/15/15	3.150%	1,530,000	1,594,254
03/15/20	4.875%	2,000,000	2,167,258
05/01/32	7.700%	1,500,000	1,957,027
Time Warner, Inc.(a)
07/15/40	6.100%	1,060,000	1,242,675
Viacom, Inc.
Senior Unsecured
09/15/14	4.375%	1,560,000	1,671,148
12/15/21	3.875%	980,000	1,000,452
Viacom, Inc.(a)
Senior Unsecured
03/01/21	4.500%	2,670,000	2,819,013

Total			12,451,827
Environmental 0.4%
Republic Services, Inc.
09/15/19	5.500%	1,900,000	2,168,806
05/15/41	5.700%	700,000	802,971
Republic Services, Inc.(a)
03/01/20	5.000%	2,000,000	2,245,468
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,618,767
Waste Management, Inc.(a)
06/30/20	4.750%	2,000,000	2,194,080

Total			10,030,092
Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.(c)
11/15/14	5.375%	400,000	444,451
01/15/19	7.750%	6,200,000	8,029,986
Coca-Cola Co. (The) Senior Unsecured(a)
09/01/16	1.800%	1,970,000	2,003,790
Dr. Pepper Snapple Group, Inc.
01/15/16	2.900%	800,000	829,698
11/15/21	3.200%	1,330,000	1,349,511
General Mills, Inc. Senior Unsecured
08/15/13	5.250%	3,000,000	3,206,034
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,110,037
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	1,142,000	1,338,609
02/10/20	5.375%	5,400,000	6,230,795
Mead Johnson Nutrition Co.
Senior Unsecured
11/01/14	3.500%	1,500,000	1,567,220
11/01/39	5.900%	1,000,000	1,168,885
PepsiCo, Inc.
Senior Unsecured
11/01/40	4.875%	450,000	520,034

The accompanying Notes to Financial Statements are an integral part of this statement.

9	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Food and Beverage (cont.)
PepsiCo, Inc.(a)
Senior Unsecured
08/25/21	3.000%	$1,680,000	$1,733,617
Pernod-Ricard SA Senior Unsecured(b)(c)
01/15/22	4.450%	540,000	565,696
SABMiller PLC Senior Unsecured(b)(c)
08/15/13	5.500%	830,000	884,779
Tyson Foods, Inc.(a)
04/01/16	6.850%	1,000,000	1,097,500

Total			32,080,642
Gaming —%
International Game Technology Senior Unsecured
06/15/20	5.500%	1,000,000	1,042,964
Gas Distributors 0.2%
San Diego Gas & Electric Co. 1st Mortgage(a)
08/15/21	3.000%	2,050,000	2,108,222
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,675,000	1,953,888
02/15/19	9.800%	1,000,000	1,350,544

Total			5,412,654
Gas Pipelines 1.2%
CenterPoint Energy Resources Corp. Senior Unsecured
02/01/37	6.250%	305,000	365,850
El Paso Corp. Senior Unsecured
06/01/18	7.250%	2,800,000	3,066,000
El Paso Pipeline Partners Operating Co. LLC
04/01/20	6.500%	1,640,000	1,807,487
Enbridge Energy Partners LP
Senior Unsecured
03/15/20	5.200%	2,000,000	2,221,850
Enbridge Energy Partners LP(a)
Senior Unsecured
09/15/40	5.500%	1,200,000	1,337,289
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,048,376
02/01/41	5.950%	1,190,000	1,333,816
Enterprise Products Operating LLC(a)
09/01/20	5.200%	2,550,000	2,822,478
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	2,000,000	2,351,648
09/15/20	5.300%	900,000	980,140
09/01/39	6.500%	1,650,000	1,833,967
Magellan Midstream Partners LP Senior Unsecured
07/15/19	6.550%	1,480,000	1,750,455
Nisource Finance Corp.(a)
12/01/21	4.450%	760,000	776,585
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	1,280,000	1,355,441
Plains All American Pipeline LP/Finance Corp.(a)
05/01/19	8.750%	2,000,000	2,554,988

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gas Pipelines (cont.)
Williams Partners LP
Senior Unsecured
02/15/15	3.800%	$250,000	$262,448
Williams Partners LP(a)
Senior Unsecured
11/15/20	4.125%	1,570,000	1,611,249

Total			27,480,067
Health Care 0.8%
Boston Scientific Corp. Senior Unsecured
01/15/15	4.500%	1,000,000	1,049,413
Covidien International Finance SA(c)
06/15/13	1.875%	2,000,000	2,018,592
Express Scripts, Inc.
06/15/19	7.250%	3,493,000	4,137,415
Gilead Sciences, Inc. Senior Unsecured(a)
12/01/21	4.400%	2,620,000	2,773,773
HCA, Inc. Senior Secured
02/15/20	7.875%	3,500,000	3,780,000
Medco Health Solutions, Inc.
Senior Unsecured
08/15/13	7.250%	2,269,000	2,451,478
Medco Health Solutions, Inc.(a)
Senior Unsecured
09/15/20	4.125%	1,040,000	1,036,337
Universal Health Services, Inc. Senior Secured(a)
06/30/16	7.125%	1,860,000	2,022,750

Total			19,269,758
Healthcare Insurance —%
WellPoint, Inc. Senior Unsecured
08/15/40	5.800%	500,000	593,649
Home Construction 0.1%
Toll Brothers Finance Corp.
11/15/12	6.875%	450,000	461,365
11/01/19	6.750%	675,000	709,912

Total			1,171,277
Independent Energy 0.9%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,800,000	3,173,940
Anadarko Petroleum Corp.(a)
Senior Unsecured
09/15/36	6.450%	1,000,000	1,140,101
Chesapeake Energy Corp.
07/15/13	7.625%	970,000	1,025,775
Devon Energy Corp. Senior Unsecured(a)
07/15/41	5.600%	1,580,000	1,899,678
EOG Resources, Inc. Senior Unsecured
06/01/19	5.625%	750,000	886,280
Newfield Exploration Co.(a)
Senior Subordinated Notes
02/01/20	6.875%	2,510,000	2,685,700

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Independent Energy (cont.)
Senior Unsecured
01/30/22	5.750%	$1,000,000	$1,080,000
Nexen, Inc.(c)
Senior Unsecured
07/30/19	6.200%	1,840,000	2,138,275
03/10/35	5.875%	594,000	606,146
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	1,550,000	1,603,464
Occidental Petroleum Corp. Senior Unsecured
02/15/17	1.750%	890,000	901,436
Talisman Energy, Inc.(c)
Senior Unsecured
06/01/19	7.750%	2,600,000	3,205,959
02/01/21	3.750%	1,040,000	1,022,449

Total			21,369,203
Integrated Energy 0.8%
BP Capital Markets PLC(c)
03/11/16	3.200%	1,230,000	1,289,067
10/01/20	4.500%	1,000,000	1,101,371
Cenovus Energy, Inc. Senior Unsecured(c)
09/15/14	4.500%	1,000,000	1,077,282
ConocoPhillips Holding Co. Senior Unsecured
04/15/29	6.950%	1,330,000	1,813,184
ConocoPhillips
02/01/19	5.750%	4,000,000	4,819,996
Hess Corp. Senior Unsecured
01/15/40	6.000%	940,000	1,112,151
Marathon Petroleum Corp.
Senior Unsecured
03/01/16	3.500%	1,000,000	1,017,892
Marathon Petroleum Corp.(a) Senior Unsecured
03/01/21	5.125%	1,620,000	1,692,367
Shell International Finance BV(a)(c)
09/22/15	3.250%	1,225,000	1,317,949
Suncor Energy, Inc.(c) Senior Unsecured
06/01/18	6.100%	1,753,000	2,075,138
06/01/39	6.850%	730,000	921,313

Total			18,237,710
Life Insurance 0.6%
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/15	4.000%	1,510,000	1,517,313
03/15/18	6.300%	1,130,000	1,189,957
Lincoln National Corp. Senior Unsecured(a)
02/15/20	6.250%	2,040,000	2,197,949
MetLife, Inc.(a) Senior Unsecured
06/01/16	6.750%	3,000,000	3,456,114
06/15/35	5.700%	730,000	814,786

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	10

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Life Insurance (cont.)
Prudential Financial, Inc. Senior Unsecured
09/17/12	3.625%	$750,000	$761,626
06/15/19	7.375%	1,730,000	2,044,962
05/12/41	5.625%	730,000	717,686
Prudential Financial, Inc.(a) Senior Unsecured
06/21/20	5.375%	1,270,000	1,359,193
12/14/36	5.700%	510,000	506,356

Total			14,565,942
Lodging 0.1%
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	1,510,000	1,628,384
Media Cable 1.3%
Comcast Corp.
03/15/16	5.900%	2,500,000	2,861,480
11/15/35	6.500%	2,120,000	2,555,416
05/15/38	6.400%	1,800,000	2,154,923
DIRECTV Holdings LLC/Financing Co., Inc.
10/01/14	4.750%	1,500,000	1,620,248
03/01/21	5.000%	3,000,000	3,210,657
DIRECTV Holdings LLC/Financing Co., Inc.(a)
03/15/15	3.550%	4,700,000	4,892,089
DISH DBS Corp.
02/01/16	7.125%	820,000	883,550
06/01/21	6.750%	1,750,000	1,885,625
DISH DBS Corp.(a)
10/01/13	7.000%	650,000	693,875
Time Warner Cable, Inc.
07/01/18	6.750%	4,200,000	4,988,403
Virgin Media Secured Finance PLC(c) Senior Secured
01/15/18	6.500%	3,580,000	3,803,750
01/15/21	5.250%	950,000	1,006,505

Total			30,556,521
Media Non-Cable 0.9%
British Sky Broadcasting Group PLC(b)(c)
02/15/18	6.100%	430,000	481,668
CBS Corp.(a)
02/15/21	4.300%	1,360,000	1,413,560
Discovery Communications LLC
08/15/19	5.625%	1,200,000	1,365,402
Discovery Communications LLC(a)
06/15/21	4.375%	2,010,000	2,121,740
Interpublic Group of Companies, Inc. (The) Senior Unsecured(a)
07/15/17	10.000%	1,500,000	1,713,750
Lamar Media Corp.(a)
04/01/14	9.750%	1,500,000	1,680,000
NBCUniversal Media LLC Senior Unsecured
04/30/20	5.150%	4,020,000	4,475,767
NBCUniversal Media LLC(a) Senior Unsecured
04/01/21	4.375%	2,420,000	2,553,937
News America, Inc.
08/15/39	6.900%	1,590,000	1,837,980
News America, Inc. (a)
02/15/21	4.500%	1,950,000	2,044,593

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Media Non-Cable (cont.)
Omnicom Group, Inc. Senior Unsecured
08/15/20	4.450%	$1,990,000	$2,051,266

Total			21,739,663
Metals 0.9%
Anglo American Capital PLC(b)(c)
04/08/19	9.375%	1,000,000	1,272,422
AngloGold Ashanti Holdings PLC(c)
04/15/20	5.375%	1,755,000	1,743,514
ArcelorMittal(a)(c) Senior Unsecured
08/05/20	5.250%	1,345,000	1,221,343
ArcelorMittal(c) Senior Unsecured
06/01/19	9.850%	1,480,000	1,646,080
Barrick North America Finance LLC
05/30/21	4.400%	1,450,000	1,570,344
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	1,500,000	1,593,750
Newmont Mining Corp.
10/01/39	6.250%	1,060,000	1,255,053
Peabody Energy Corp.(a)
11/01/16	7.375%	630,000	693,000
09/15/20	6.500%	1,000,000	1,050,000
Rio Tinto Finance U.S.A. Ltd.(c)
09/20/21	3.750%	1,710,000	1,791,844
Rio Tinto Finance USA Ltd.(a)(c)
11/02/20	3.500%	680,000	695,031
Teck Resources Ltd.(a)(c)
01/15/17	3.150%	1,000,000	1,021,596
Vale Overseas Ltd.(a)(c)
09/15/19	5.625%	3,240,000	3,569,187
09/15/20	4.625%	1,400,000	1,448,101

Total			20,571,265
Non-Captive Consumer 0.4%
American International Group, Inc. Senior Unsecured
01/16/18	5.850%	4,410,000	4,313,046
08/15/18	8.250%	1,650,000	1,746,526
HSBC Finance Corp. Senior Unsecured(a)
07/15/13	4.750%	600,000	612,686
SLM Corp. Senior Notes
01/25/16	6.250%	1,110,000	1,079,452
Senior Unsecured
10/01/13	5.000%	1,750,000	1,750,000

Total			9,501,710
Non-Captive Diversified 1.2%
Ford Motor Credit Co. LLC Senior Unsecured
10/01/13	7.000%	450,000	477,149
09/15/15	5.625%	1,340,000	1,386,832
Ford Motor Credit Co. LLC(a) Senior Unsecured
08/02/21	5.875%	3,180,000	3,314,221

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Non-Captive Diversified (cont.)
General Electric Capital Corp. Senior Unsecured
11/14/14	3.750%	$4,000,000	$4,216,272
10/17/16	3.350%	2,750,000	2,863,847
09/15/17	5.625%	2,000,000	2,213,550
08/07/19	6.000%	4,100,000	4,709,375
09/16/20	4.375%	2,820,000	2,881,716
01/14/38	5.875%	900,000	953,628
General Electric Capital Corp.(a) Senior Unsecured
11/09/15	2.250%	2,000,000	2,008,942
Subordinated Notes
02/11/21	5.300%	810,000	859,500
International Lease Finance Corp. Senior Unsecured
05/15/16	5.750%	1,180,000	1,094,500

Total			26,979,532
Oil Field Services 0.2%
Ensco PLC Senior Unsecured(a)(c)
03/15/16	3.250%	1,630,000	1,662,836
Transocean, Inc.(c)
11/15/20	6.500%	900,000	929,693
12/15/21	6.375%	530,000	563,328
Weatherford International Ltd.(a)(c)
03/01/19	9.625%	1,490,000	1,927,005

Total			5,082,862
Other Financial Institutions —%
QBE Capital Funding III Ltd.(b)(c)(d)
05/24/41	7.250%	1,310,000	1,153,505
Packaging 0.1%
Ball Corp.(a)
09/15/20	6.750%	3,010,000	3,273,375
Paper 0.2%
Georgia-Pacific LLC(a)(b)
11/01/20	5.400%	4,000,000	4,430,592
International Paper Co. Senior Unsecured(a)
02/15/22	4.750%	770,000	818,473

Total			5,249,065
Pharmaceuticals 0.7%
Abbott Laboratories Senior Unsecured
05/27/40	5.300%	955,000	1,143,652
Amgen, Inc. Senior Unsecured
06/01/17	5.850%	950,000	1,092,500
Pfizer, Inc. Senior Unsecured
03/15/39	7.200%	1,400,000	2,056,168
Roche Holdings, Inc.(b)
03/01/19	6.000%	5,030,000	6,113,527
03/01/39	7.000%	1,670,000	2,366,285
Watson Pharmaceuticals, Inc. Senior Unsecured
08/15/14	5.000%	2,432,000	2,609,648

Total			15,381,780

The accompanying Notes to Financial Statements are an integral part of this statement.

11	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

pIssuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Property & Casualty 0.3%
Allstate Corp. (The) Senior Unsecured(a)
05/16/19	7.450%	$3,000,000	$3,647,502
Berkshire Hathaway Finance Corp.(a)
01/15/21	4.250%	1,195,000	1,302,219
Berkshire Hathaway, Inc. Senior Unsecured(a)
08/15/21	3.750%	540,000	561,085
CNA Financial Corp. Senior Unsecured
08/15/21	5.750%	500,000	510,214
CNA Financial Corp.(a) Senior Unsecured
08/15/20	5.875%	700,000	719,074

Total			6,740,094
Railroads 0.3%
Burlington Northern Santa Fe LLC Senior Unsecured
03/01/41	5.050%	700,000	776,271
Burlington Northern Santa Fe LLC(a) Senior Unsecured
09/01/20	3.600%	1,881,000	1,948,554
CSX Corp. Senior Unsecured
03/15/13	5.750%	1,000,000	1,052,660
06/01/21	4.250%	1,190,000	1,271,358
05/30/42	4.750%	1,280,000	1,320,765
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	1,200,000	1,414,696

Total			7,784,304
REITs 0.9%
Boston Properties LP Senior Unsecured
06/01/15	5.000%	505,000	546,900
DDR Corp. Senior Unsecured
04/15/18	4.750%	3,380,000	3,234,008
DDR Corp.(a) Senior Unsecured
10/15/12	5.375%	730,000	736,809
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,019,996
HCP, Inc. Senior Unsecured
02/01/16	3.750%	730,000	742,750
02/01/21	5.375%	975,000	1,022,175
Kimco Realty Corp. Senior Unsecured
10/01/19	6.875%	910,000	1,047,123
ProLogis LP
06/01/13	6.300%	1,100,000	1,145,765
12/01/19	6.625%	400,000	435,388
03/15/20	6.875%	40,000	44,413
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	670,000	695,153
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
03/15/20	7.750%	1,615,000	1,771,259

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
REITs (cont.)
SL Green Realty Corp./Operating Partnership/Reckson(a) Senior Unsecured
08/15/18	5.000%	$710,000	$685,798
Simon Property Group LP Senior Unsecured(a)
02/01/20	5.650%	1,945,000	2,229,083
UDR, Inc.
06/01/18	4.250%	1,130,000	1,164,833
Ventas Realty LP/Capital Corp.
06/01/21	4.750%	700,000	675,602
Ventas Realty LP/Capital Corp.(a)
11/30/15	3.125%	1,995,000	1,950,897
Vornado Realty LP Senior Unsecured
01/15/22	5.000%	980,000	988,122
WEA Finance LLC(a)(b)
05/10/21	4.625%	1,960,000	1,923,728

Total			22,059,802
Restaurants 0.1%
McDonald’s Corp. Senior Unsecured
03/01/18	5.350%	700,000	836,429
Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	590,000	599,378

Total			1,435,807
Retailers 0.9%
CVS Caremark Corp. Senior Unsecured
03/15/19	6.600%	3,500,000	4,266,178
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	1,110,000	1,058,719
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	850,000	1,096,663
Home Depot, Inc. (The)(a) Senior Unsecured
03/01/16	5.400%	1,610,000	1,859,499
Limited Brands, Inc. Senior Unsecured
07/15/17	6.900%	1,400,000	1,508,500
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	1,000,000	1,006,857
Macy’s Retail Holdings, Inc.(a)
12/01/16	5.900%	1,030,000	1,150,996
Wal-Mart Stores, Inc. Senior Unsecured
04/01/40	5.625%	3,500,000	4,433,310
04/15/41	5.625%	1,300,000	1,680,121
Wal-Mart Stores, Inc.(a) Senior Unsecured
10/25/40	5.000%	1,940,000	2,283,256

Total			20,344,099
Supermarkets 0.3%
Delhaize Group SA(c)
06/15/17	6.500%	1,867,000	2,194,328
Kroger Co. (The)
06/15/12	6.200%	1,343,000	1,374,994
08/15/17	6.400%	1,600,000	1,902,920

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Supermarkets (cont.)
Safeway, Inc. Senior Unsecured
12/01/21	4.750%	$1,970,000	$2,017,993

Total			7,490,235
Technology 1.0%
Cisco Systems, Inc. Senior Unsecured(a)
02/15/39	5.900%	830,000	1,039,175
Google, Inc. Senior Unsecured(a)
05/19/16	2.125%	1,500,000	1,559,739
International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	4,350,000	4,476,850
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	2,170,000	2,434,223
Jabil Circuit, Inc.(a) Senior Unsecured
07/15/16	7.750%	1,910,000	2,129,650
12/15/20	5.625%	1,830,000	1,862,025
Oracle Corp.(a) Senior Unsecured
01/15/16	5.250%	1,000,000	1,154,699
07/15/40	5.375%	3,800,000	4,629,453
Xerox Corp. Senior Unsecured
02/15/15	4.250%	2,850,000	3,003,889

Total			22,289,703
Textile 0.1%
Hanesbrands, Inc.(a)
12/15/20	6.375%	1,540,000	1,563,100
Tobacco 0.3%
Altria Group, Inc.
08/06/19	9.250%	1,945,000	2,611,661
02/06/39	10.200%	1,000,000	1,556,120
Philip Morris International, Inc. Senior Unsecured(a)
05/17/21	4.125%	1,870,000	2,053,009

Total			6,220,790
Wireless 0.9%
America Movil SAB de CV(c)
03/30/20	5.000%	2,550,000	2,817,169
American Tower REIT, Inc. Senior Unsecured
04/01/15	4.625%	2,300,000	2,397,318
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%	2,400,000	2,607,506
11/15/18	8.500%	3,400,000	4,588,980
SBA Telecommunications, Inc.(a)
08/15/19	8.250%	2,000,000	2,175,000
Vodafone Group PLC(c) Senior Unsecured
12/16/13	5.000%	2,800,000	3,004,391
02/27/17	5.625%	2,170,000	2,519,661

Total			20,110,025

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	12

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines 1.5%
AT&T, Inc. Senior Unsecured
11/15/13	6.700%	$1,000,000	$1,102,409
09/15/14	5.100%	1,000,000	1,101,444
08/15/21	3.875%	2,680,000	2,834,773
02/15/39	6.550%	4,100,000	5,215,360
British Telecommunications PLC(c) Senior Unsecured
01/15/13	5.150%	1,000,000	1,035,346
01/15/18	5.950%	3,065,000	3,387,067
CenturyLink, Inc. Senior Unsecured
09/15/39	7.600%	860,000	843,888
CenturyLink, Inc.(a) Senior Unsecured
09/15/19	6.150%	1,505,000	1,511,876
Deutsche Telekom International Finance BV(c)
08/20/18	6.750%	2,450,000	2,921,551
France Telecom SA Senior Unsecured(c)
07/08/14	4.375%	1,300,000	1,373,215
Telecom Italia Capital SA(c)
06/04/18	6.999%	2,620,000	2,449,427
Telefonica Emisiones SAU(c)
07/15/19	5.877%	1,200,000	1,185,923
02/16/21	5.462%	2,200,000	2,099,196
Verizon Communications, Inc.
Senior Unsecured
11/01/18	8.750%	300,000	405,218
04/01/19	6.350%	2,500,000	3,046,267
04/01/39	7.350%	1,520,000	2,124,983
Windstream Corp.(a)
11/01/17	7.875%	2,600,000	2,814,500

Total			35,452,443
Total Corporate Bonds & Notes
(Cost: $691,096,272)			$713,842,287

Residential Mortgage-Backed Securities — Agency 29.8%
Federal Home Loan Mortgage Corp.(d)(e)
05/01/41	2.608%	$2,986,617	$3,100,519
07/01/40	3.557%	3,157,284	3,312,031
02/01/41	3.690%	3,080,828	3,220,030
Federal Home Loan Mortgage Corp.(e)
04/01/41	4.000%	21,784,595	23,075,201
11/01/22- 06/01/33	5.000%	9,104,185	9,788,936
03/01/34- 08/01/38	5.500%	19,314,320	21,136,674
02/01/38	6.000%	8,505,226	9,354,719
CMO Series 3599 Class B
11/15/14	1.600%	1,531,003	1,534,019
Federal National Mortgage Association(d)(e)
09/01/41	3.388%	2,598,446	2,687,008
03/01/40	3.957%	4,239,000	4,470,151
CMO Series 2002-82 Class FP
02/25/32	0.794%	1,117,345	1,118,864
CMO Series 2005-106 Class UF
11/25/35	0.594%	6,014,584	5,989,843

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
CMO Series 2006-43 Class FM
06/25/36	0.594%	$3,243,803	$3,235,808
CMO Series 2007-36 Class FB
04/25/37	0.694%	2,096,378	2,092,487
Federal National Mortgage Association(e)
10/01/41	3.500%	22,660,992	23,325,974
10/01/40- 12/01/40	4.000%	28,023,416	29,649,741
07/01/33- 07/01/41	4.500%	65,606,088	70,649,251
07/01/31- 08/01/39	5.000%	93,463,049	101,181,118
04/01/33- 01/01/39	5.500%	83,833,377	91,525,849
08/01/34- 09/01/37	6.000%	31,454,342	34,861,809
Federal National Mortgage Association(e)(f)
01/01/42	4.500%	44,000,000	46,818,750
01/01/42	5.000%	25,000,000	27,007,812
01/01/42	6.000%	9,100,000	10,019,954
01/01/42	6.500%	7,000,000	7,788,593
Government National Mortgage Association(e)
11/20/40	4.000%	30,945,234	33,158,784
02/15/40- 06/15/41	4.500%	66,674,794	73,102,394
07/20/39- 10/20/40	5.000%	47,142,325	52,218,937
Total Residential Mortgage-Backed Securities — Agency
(Cost: $678,192,166)			$695,425,256

Residential Mortgage-Backed Securities — Non-Agency 3.3%
Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1(e)
08/25/19	5.000%	$1,146,608	$1,173,224
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1(d)(e)
02/25/36	2.520%	2,164,689	1,802,218
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3(e)
12/25/36	6.000%	1,656,627	1,587,413
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3(e)
09/25/37	6.000%	2,039,760	1,976,195
Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-4 Class A(d)(e)
08/25/35	5.313%	4,345,101	3,908,923
Countrywide Home Loan Mortgage Pass-Through Trust(e)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	2,002,245	2,082,568
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	749,769	774,390
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1(d)(e)
12/25/33	2.562%	1,320,577	1,082,403
JPMorgan Mortgage Trust(d)(e)
CMO Series 2005-A4 Class 2A1
07/25/35	2.787%	2,884,495	2,259,067
CMO Series 2005-S2 Class 3A1
02/25/32	6.786%	2,860,289	2,888,331

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (continued)
JPMorgan Mortgage Trust(e)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	$1,763,509	$1,768,209
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1(d)(e)
12/18/37	6.124%	2,545,945	2,611,974
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1(d)(e)
05/25/35	2.627%	3,519,237	3,273,084
Residential Funding Mortgage Securities I CMO Series 2006-S10 Class 2A1(e)
10/25/21	5.500%	1,303,413	1,237,212
WaMu Mortgage Pass-Through Certificates(e)
CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	1,671,649	1,748,771
CMO Series 2003-S8 Class A2
09/25/18	5.000%	1,581,115	1,622,358
Wells Fargo Mortgage-Backed Securities Trust(d)(e)
CMO Series 2004-A Class A1
02/25/34	4.849%	1,899,868	1,907,239
CMO Series 2005-AR14 Class A1
08/25/35	5.354%	2,448,071	2,299,960
CMO Series 2005-AR16 Class 4A6
10/25/35	2.717%	437,341	431,837
CMO Series 2005-AR2 Class 2A2
03/25/35	2.720%	3,555,834	2,898,798
CMO Series 2007-AR10 Class 1A1
01/25/38	6.084%	1,891,402	1,818,059
Wells Fargo Mortgage-Backed Securities Trust(e)
CMO Series 2003-12 Class A1
11/25/18	4.750%	1,927,377	1,990,189
CMO Series 2004-4 Class A9
05/25/34	5.500%	3,214,098	3,302,621
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	694,749	649,741
CMO Series 2005-2 Class 1A1
04/25/35	5.500%	2,235,066	2,244,411
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	1,021,848	1,017,386
CMO Series 2005-6 Class A1
08/25/35	5.250%	1,973,899	1,962,715
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	3,341,174	3,407,927
CMO Series 2006-10 Class A19
08/25/36	6.000%	2,777,833	2,742,246
CMO Series 2006-10 Class A4
08/25/36	6.000%	2,867,031	2,759,062
CMO Series 2006-13 Class A5
10/25/36	6.000%	6,888,074	6,630,302
CMO Series 2006-3 Class A9
03/25/36	5.500%	2,451,750	2,398,484
CMO Series 2006-9 Class 1A15
08/25/36	6.000%	1,849,971	1,827,072
CMO Series 2007-13 Class A1
09/25/37	6.000%	2,458,317	2,289,470
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	2,272,876	2,341,810
Total Residential Mortgage-Backed Securities — Non Agency
(Cost: $78,052,840)			$76,715,669

The accompanying Notes to Financial Statements are an integral part of this statement.

13	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency 8.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d)(e)
Series 2003-2 Class A3
03/11/41	4.873%	$1,741,808	$1,772,409
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d)(e)(g)
Series 2005-5 Class A4
10/10/45	5.115%	3,450,000	3,805,823
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e)
Series 2004-6 Class A3
12/10/42	4.512%	5,043,928	5,123,178
Series 2005-1 Class A3
11/10/42	4.877%	564,097	563,711
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e)(g)
Series 2005-5 Class AM
10/10/45	5.176%	3,475,000	3,645,695
Bear Stearns Commercial Mortgage Securities(d)(e)
Series 2002-PBW1 Class A2
11/11/35	4.720%	2,911,415	2,941,976
Bear Stearns Commercial Mortgage Securities (e)
Series 2004-PWR3 Class A4
01/11/14	4.715%	1,300,000	1,360,012
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A3(d)(e)
07/15/44	5.225%	1,800,000	1,875,209
Commercial Mortgage Pass-Through Certificates(d)(e)
Series 2004-LB3A Class A4
07/10/37	5.234%	703,302	724,089
Commercial Mortgage Pass-Through Certificates(e)
Series 2004-LB2A Class A4
03/10/39	4.715%	3,998,277	4,203,852
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2(d)(e)
05/15/36	5.416%	12,550,000	13,402,860
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A5(d)(e)
07/10/45	4.979%	2,000,000	2,009,704
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A3(e)
04/10/40	4.646%	378,555	382,122
GS Mortgage Securities Corp. II(d)(e)
Series 2004-GG2 Class A6
08/01/38	5.396%	9,335,000	9,924,782
GS Mortgage Securities Corp. II(e)
Series 2005-GG4 Class A4
07/10/39	4.761%	9,400,000	9,851,097
Series 2005-GG4 Class A4A
07/10/39	4.751%	6,080,000	6,490,485
Greenwich Capital Commercial Funding Corp.(d)(e)
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,759,154
Greenwich Capital Commercial Funding Corp.(e)
Series 2005-GG3 Class A3
08/10/42	4.569%	16,795,000	16,980,534
LB-UBS Commercial Mortgage Trust(d)(e)
Series 2003-C7 Class A3
09/15/27	4.559%	7,975,000	7,974,688
Series 2004-C4 Class A4
06/15/29	5.320%	6,100,000	6,536,955
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,310,738
Series 2005-C5 Class AM
09/15/40	5.017%	4,500,000	4,694,243
Series 2005-C7 Class AM
11/15/40	5.263%	8,380,000	8,850,931

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (continued)
LB-UBS Commercial Mortgage Trust(e)
Series 2004-C1 Class A4
01/15/31	4.568%	$8,125,000	$8,468,091
Series 2004-C2 Class A4
03/15/36	4.367%	3,200,000	3,343,290
Series 2004-C7 Class A5
10/15/29	4.628%	5,141,000	5,297,425
Series 2005-C2 Class A4
04/15/30	4.998%	3,000,000	3,156,003
Series 2005-C3 Class A3
07/15/30	4.647%	1,142,527	1,147,526
Series 2005-C3 Class A5
07/15/30	4.739%	3,100,000	3,346,140
Series 2005-C3 Class AJ
07/15/40	4.843%	3,800,000	3,646,347
Series 2005-C5 Class A4
09/15/30	4.954%	6,550,000	7,150,262
Morgan Stanley Capital I(e)
Series 2004-T13 Class A4
09/13/45	4.660%	2,975,000	3,116,426
Series 2005-HQ6 Class A2A
08/13/42	4.882%	2,062,414	2,080,650
Morgan Stanley Dean Witter Capital I Series 2002-TOP7 Class A2(e)
01/15/39	5.980%	10,039,463	10,112,550
Wachovia Bank Commercial Mortgage Trust(d)(e)
Series 2005-C20 Class A6A
07/15/42	5.110%	6,711,664	6,799,728
Series 2005-C20 Class AMFX
07/15/42	5.179%	2,200,000	2,308,504
Wachovia Bank Commercial Mortgage Trust(e)
Series 2004-C11 Class A4
01/15/41	5.030%	1,665,500	1,713,441
Series 2004-C15 Class A3
10/15/41	4.502%	1,723,446	1,754,725
Series 2004-C15 Class A4
12/15/44	4.803%	10,400,000	11,138,213
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $191,940,393)			$192,763,568

Asset-Backed Securities — Non-Agency 0.2%
CNH Equipment Trust Series 2011-B Class A2
12/15/14	0.710%	$4,800,000	$4,788,700
Total Asset-Backed Securities — Non-Agency
(Cost: $4,799,447)			$4,788,700

U.S. Treasury Obligations 21.1%
U.S. Treasury
10/15/12	1.375%	$17,000,000	$17,165,359
01/15/13	1.375%	6,000,000	6,074,532
05/31/13	3.500%	32,700,000	34,207,274
06/30/13	0.375%	17,000,000	17,040,511
02/29/16	2.125%	20,000,000	21,218,760
12/31/16	3.250%	72,600,000	81,062,401
02/15/40	4.625%	1,350,000	1,820,813
05/15/41	4.375%	6,600,000	8,599,595

Issuer	Coupon Rate	Principal Amount	Value
U.S. Treasury Obligations (continued)
U.S. Treasury(a)
05/15/13	1.375%	$126,100,000	$128,099,820
03/15/14	1.250%	10,840,000	11,068,656
08/15/14	0.500%	22,000,000	22,099,682
09/30/15	1.250%	8,747,000	8,973,880
11/30/16	0.875%	23,400,000	23,471,300
11/30/18	1.375%	6,800,000	6,823,378
08/15/26	6.750%	2,900,000	4,478,235
02/15/31	5.375%	27,000,000	38,483,424
05/15/40	4.375%	29,000,000	37,672,798
02/15/41	4.750%	16,000,000	22,050,000
08/15/41	3.750%	2,100,000	2,469,797
Total U.S. Treasury Obligations
(Cost: $462,182,311)			$492,880,215

U.S. Government & Agency Obligations 1.1%
Federal Home Loan Mortgage Corp.(a)
09/10/15	1.750%	$10,000,000	$10,317,350
06/13/18	4.875%	5,500,000	6,629,845
Federal National Mortgage Association(a)
02/13/17	5.000%	7,000,000	8,266,657
Total U.S. Government & Agency Obligations
(Cost: $23,652,090)			$25,213,852

Foreign Government Obligations 5.1%
BRAZIL 0.7%
Brazilian Government International Bond(c)
Senior Unsecured
01/15/19	5.875%	$5,300,000	$6,267,250
01/22/21	4.875%	2,560,000	2,855,249
01/07/41	5.625%	1,150,000	1,334,000
Petrobras International Finance Co.(c)
01/20/20	5.750%	2,140,000	2,290,057
01/27/21	5.375%	2,700,000	2,835,823

Total			15,582,379
CANADA 0.1%
Province of Ontario(a)(c)
09/21/16	1.600%	1,700,000	1,694,766
Province of Ontario (c)
Senior Unsecured
04/27/16	5.450%	1,550,000	1,799,840

Total			3,494,606
CHILE 0.1%
Chile Government International Bond Senior Unsecured (a)(c)
09/14/21	3.250%	1,600,000	1,644,000
COLOMBIA —%
Colombia Government International Bond Senior Unsecured(c)
07/12/21	4.375%	1,000,000	1,075,000
GERMANY 0.3%
Kreditanstalt fuer Wiederaufbau(a)(c)
Government Guaranteed
06/01/16	2.000%	4,000,000	4,121,652
Kreditanstalt fuer Wiederaufbau(c)
Government Guaranteed
10/15/14	4.125%	2,290,000	2,481,586

Total			6,603,238

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	14

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Foreign Government Obligations 5.1%
ITALY 0.1%
Republic of Italy Senior Unsecured (a)(c)
01/26/15	3.125%	$2,400,000	$2,193,137
MEXICO 0.6%
Mexico Government International Bond(a)(c)
Senior Unsecured
01/15/20	5.125%	2,000,000	2,285,000
01/11/40	6.050%	1,210,000	1,479,225
Mexico Government International Bond (c)
Senior Unsecured
01/15/17	5.625%	925,000	1,063,750
03/19/19	5.950%	4,720,000	5,609,720
Pemex Project Funding Master Trust (c)
03/05/20	6.000%	1,635,000	1,815,340
06/15/35	6.625%	470,000	532,863
Petroleos Mexicanos(a)(b)(c)
06/02/41	6.500%	850,000	956,250

Total			13,742,148
PERU —%
Peruvian Government International Bond Senior Unsecured (a)(c)
03/14/37	6.550%	780,000	990,600
POLAND 0.1%
Poland Government International Bond (c)
Senior Unsecured
07/16/15	3.875%	530,000	534,664
07/15/19	6.375%	1,150,000	1,273,625
04/21/21	5.125%	1,095,000	1,114,162

Total			2,922,451
SOUTH KOREA 0.1%
Korea Development Bank (The) Senior Unsecured (c)
03/09/16	3.250%	1,450,000	1,431,363
UNITED KINGDOM 3.0%
United Kingdom Gilt (c)
09/07/21	3.750%	GBP 38,880,000	69,834,437
Total Foreign Government Obligations
(Cost: $116,647,616)			$119,513,359

Issuer Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 2.0%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$500,000	$652,825
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%	1,450,000	1,857,740
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,175,445

Issuer Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	$2,050,000	$2,342,986
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	2,028,407
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,058,811
Metropolitan Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
11/15/40	6.687%	1,000,000	1,205,520
11/15/40	6.814%	1,100,000	1,381,281
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	2,004,198
Municipal Electric Authority of Georgia Revenue Bonds Taxable Build America Bonds Series 2010
04/01/57	6.637%	1,055,000	1,112,698
New Jersey State Turnpike Authority Revenue Bonds Taxable Build America Bonds Series 2009
01/01/40	7.414%	1,275,000	1,818,494
Series 2010A
01/01/41	7.102%	1,520,000	2,088,450
New York City Municipal Water Finance Authority Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,418,880
Ohio State University (The) Revenue Bonds Build America Bonds Series 2010
06/01/40	4.910%	120,000	137,634
Taxable
Series 2011A
06/01/11	4.800%	2,005,000	2,091,155
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,311,090
Port Authority of New York & New Jersey Revenue Bonds Consolidated #168 Series 2011
10/01/51	4.926%	1,500,000	1,567,605

Issuer Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	$1,800,000	$2,102,418
San Francisco City & County Public Utilities Commission
Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,224,037
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	1,220,000	1,451,434
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	800,000	953,160
Series 2010
11/01/40	7.600%	595,000	735,277
Taxable Build America Bonds Series 2009
04/01/39	7.550%	400,000	489,504
State of Illinois
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/35	7.350%	920,000	1,002,745
Taxable Pension Bonds
Series 2003
06/01/33	5.100%	2,820,000	2,573,758
Unlimited General Obligation Taxable Bonds
Series 2011
03/01/19	5.877%	2,380,000	2,560,642
State of Texas Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	5.517%	500,000	623,225
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,461,190
University of Texas Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	2,426,580
Total Municipal Bonds
(Cost: $39,934,835)			$45,857,189

	Shares	Value
Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.141%(g)(h)	29,576,245	$29,576,245
Total Money Market Funds
(Cost: $29,576,245)		$29,576,245

The accompanying Notes to Financial Statements are an integral part of this statement.

15	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 16.0%
Asset-Backed Commercial Paper 3.6%
Amsterdam Funding Corp.
01/11/12	0.320%	$9,996,978	$9,996,978
Atlantis One
01/05/12	0.300%	4,998,708	4,998,708
02/01/12	0.370%	9,995,683	9,995,683
Cancara Asset Securitisation LLC
01/03/12	0.320%	3,998,755	3,998,755
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	9,996,517	9,996,517
Grampian Funding LLC
01/18/12	0.310%	14,995,996	14,995,996
Regency Markets No. 1 LLC
01/18/12	0.250%	9,997,917	9,997,917
Rheingold Securitization
01/10/12	0.730%	3,997,648	3,997,648
Windmill Funding Corp.
01/05/12	0.320%	4,998,444	4,998,444
01/12/12	0.320%	9,996,978	9,996,978

Total			82,973,624
Certificates of Deposit 6.3%
Bank of Nova Scotia
05/03/12	0.401%	4,000,000	4,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	1,998,401	1,998,401
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
03/20/12	0.590%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	15,000,000	15,000,000
DnB NOR ASA
03/15/12	0.520%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg—Foerderbank
01/09/12	0.560%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.446%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (cont.)
Nordea Bank AB
03/13/12	0.520%	$15,000,000	$15,000,000
Rabobank
01/20/12	0.331%	10,000,000	10,000,000
03/16/12	0.530%	4,993,310	4,993,310
Standard Chartered Bank PLC
01/03/12	0.460%	5,000,079	5,000,079
03/30/12	0.625%	9,984,226	9,984,226
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	5,000,000	5,000,000
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	10,000,000	10,000,000
01/12/12	0.320%	10,000,000	10,000,000

Total			145,976,016
Commercial Paper 1.9%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
ERSTE ABWICKLUNGSANSTALT
01/23/12	0.600%	4,996,500	4,996,500
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	4,998,979	4,998,979
Suncorp Metway Ltd.
02/09/12	0.500%	4,995,556	4,995,556
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	7,978,447	7,978,447

Total			44,914,500

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	$8,000,000	$8,000,000
Repurchase Agreements 3.9%
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $10,000,311(i)
	0.160%	10,000,000	10,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $35,000,389(i)
	0.100%	35,000,000	35,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $21,938,509(i)
	0.040%	21,938,412	21,938,412
Societe Generale dated 12/30/11, matures 1/03/12, repurchase price $25,000,139(i)
	0.050%	25,000,000	25,000,000

Total			91,938,412
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $373,802,552)			$373,802,552
Total Investments
(Cost: $2,689,876,767)			$2,770,378,892
Other Assets & Liabilities, Net			(439,000,355)
Net Assets			$2,331,378,537

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank Securities, Inc.	January 27, 2012	44,488,010 (GBP	)	51,601,540 (EUR	)	$—	$(2,279,324)
Deutsche Bank Securities, Inc.	January 27, 2012	26,601,179 (EUR	)	36,913,126 (USD	)	2,479,243	—
HSBC Securities (USA), Inc.	January 27, 2012	30,000,000 (EUR	)	41,760,000 (USD	)	2,926,514	—
Total						$5,405,757	$(2,279,324)

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	16

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $30,588,374 or 1.31% of net assets.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $217,269,820 or 9.32% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(h)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$108,114,030	$732,996,592	$(811,534,377)	$—	$29,576,245	$147,070	$29,576,245

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$17,680,485
Ginnie Mae I Pool	8,760,748
Ginnie Mae II Pool	9,258,767
Total Market Value of Collateral Securities	$35,700,000

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$19,784,711
Fannie Mae REMICS	43,719
Freddie Mac Gold Pool	1,259,639
Freddie Mac Non Gold Pool	1,289,111
Total Market Value of Collateral Securities	$22,377,180

Societe Generale (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,361,450
Federal National Mortgage Association	23,138,567
Total Market Value of Collateral Securities	$25,500,017

The accompanying Notes to Financial Statements are an integral part of this statement.

17	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation

Currency Legend
EUR	Euro
GBP	Pound Sterling
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	18

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

19	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$713,842,287	$—	$713,842,287
Residential Mortgage-Backed Securities — Agency	—	695,425,256	—	695,425,256
Residential Mortgage-Backed Securities — Non-Agency	—	76,715,669	—	76,715,669
Commercial Mortgage-Backed Securities — Non-Agency	—	192,763,568	—	192,763,568
Asset-Backed Securities — Non-Agency	—	4,788,700	—	4,788,700
U.S. Treasury Obligations	492,880,215	—	—	492,880,215
U.S. Government & Agency Obligations	—	25,213,852	—	25,213,852
Foreign Government Obligations	—	119,513,359	—	119,513,359
Municipal Bonds	—	45,857,189	—	45,857,189
Total Bonds	492,880,215	1,874,119,880	—	2,367,000,095
Other
Money Market Funds	29,576,245	—	—	29,576,245
Investments of Cash Collateral Received for Securities on Loan	—	373,802,552	—	373,802,552
Total Other	29,576,245	373,802,552	—	403,378,797
Investments in Securities	522,456,460	2,247,922,432	—	2,770,378,892
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	5,405,757	—	5,405,757
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,279,324)	—	(2,279,324)
Total	$522,456,460	$2,251,048,865	$—	$2,773,505,325

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value heirarchy.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$17,699,313	$17,699,313	$—

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	20

Portfolio of Investments

Variable Portfolio – American Century Growth Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.9%
CONSUMER DISCRETIONARY 15.9%
Auto Components 1.5%
Autoliv, Inc.(a)	189,583	$10,140,794
BorgWarner, Inc.(a)(b)	249,974	15,933,343

Total		26,074,137
Automobiles 0.7%
Harley-Davidson, Inc.(a)	291,870	11,344,987
Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc.(b)	22,570	7,622,792
McDonald’s Corp.	307,224	30,823,784
Starbucks Corp.	542,581	24,964,152
Starwood Hotels & Resorts Worldwide, Inc.(a)	314,093	15,067,041

Total		78,477,769
Household Durables 0.5%
Tempur-Pedic International, Inc.(a)(b)	154,679	8,125,288
Internet & Catalog Retail 1.3%
Amazon.com, Inc. (b)	129,823	22,472,361
Media 2.1%
CBS Corp., Class B Non Voting	337,657	9,164,011
DIRECTV, Class A(b)	359,223	15,360,376
Viacom, Inc., Class B	248,266	11,273,759

Total		35,798,146
Multiline Retail 1.5%
Dollar General Corp.(b)	245,785	10,111,595
Macy’s, Inc.(a)	477,149	15,354,655

Total		25,466,250
Specialty Retail 2.8%
Home Depot, Inc. (The)(a)	436,551	18,352,604
Limited Brands, Inc.	159,538	6,437,358
O’Reilly Automotive, Inc.(b)	135,967	10,870,562
Tractor Supply Co.(a)	66,037	4,632,495
Urban Outfitters, Inc.(a)(b)	257,321	7,091,767

Total		47,384,786
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.(a)	211,214	12,892,503
Lululemon Athletica, Inc.(a)(b)	59,925	2,796,100

Total		15,688,603
TOTAL CONSUMER DISCRETIONARY		270,832,327
CONSUMER STAPLES 12.3%
Beverages 4.7%
Boston Beer Co., Inc. (The), Class A(a)(b)	24,382	2,646,910
Coca-Cola Co. (The)	581,539	40,690,284
Hansen Natural Corp.(b)	46,284	4,264,608
PepsiCo, Inc.(a)	478,139	31,724,522

Total		79,326,324
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	219,001	18,247,163
CVS Caremark Corp.	229,825	9,372,264
Whole Foods Market, Inc.	105,492	7,340,133

Total		34,959,560

Issuer	Shares	Value
Common Stocks (continued)
Food Products 1.4%
Hershey Co. (The)	166,824	$10,306,387
Kellogg Co.(a)	141,399	7,150,547
Mead Johnson Nutrition Co.	91,523	6,290,376

Total		23,747,310
Household Products 1.3%
Church & Dwight Co., Inc.(a)	94,637	4,330,589
Colgate-Palmolive Co.	199,598	18,440,859

Total		22,771,448
Personal Products 0.9%
Estee Lauder Companies, Inc. (The), Class A	142,796	16,038,847
Tobacco 2.0%
Philip Morris International, Inc.	427,318	33,535,917
TOTAL CONSUMER STAPLES		210,379,406
ENERGY 11.5%
Energy Equipment & Services 3.6%
Core Laboratories NV(a)(c)	70,521	8,035,868
Hornbeck Offshore Services, Inc.(a)(b)	86,710	2,689,744
Oceaneering International, Inc.(a)	230,358	10,626,415
Schlumberger Ltd.(a)(c)	595,762	40,696,502

Total		62,048,529
Oil, Gas & Consumable Fuels 7.9%
Devon Energy Corp.	158,709	9,839,958
EOG Resources, Inc.	131,715	12,975,245
Exxon Mobil Corp.	871,010	73,826,808
Noble Energy, Inc.	163,781	15,459,288
Occidental Petroleum Corp.	229,993	21,550,344

Total		133,651,643
TOTAL ENERGY		195,700,172
FINANCIALS 3.0%
Capital Markets 0.7%
BlackRock, Inc.	67,726	12,071,482
Consumer Finance 0.7%
American Express Co.(a)	248,926	11,741,839
Insurance 0.4%
Brown & Brown, Inc.(a)	279,794	6,331,738
Real Estate Investment Trusts (REITs) 0.8%
AvalonBay Communities, Inc.(a)	34,459	4,500,346
Simon Property Group, Inc.(a)	70,915	9,143,780

Total		13,644,126
Real Estate Management & Development 0.4%
CBRE Group, Inc. (b)	471,582	7,177,478
TOTAL FINANCIALS		50,966,663
HEALTH CARE 11.2%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.(b)	117,871	8,427,776
Gilead Sciences, Inc.(b)	286,864	11,741,344
Medivation, Inc.(b)	65,519	3,021,081

Total		23,190,201
Health Care Equipment & Supplies 3.6%
Cooper Companies, Inc. (The)	64,477	$4,546,918
Covidien PLC(c)	327,990	14,762,830
DENTSPLY International, Inc.(a)	178,892	6,259,431
Edwards Lifesciences Corp.(b)	101,940	7,207,158
Hill-Rom Holdings, Inc.(a)	141,829	4,778,219
IDEXX Laboratories, Inc.(a)(b)	62,125	4,781,140
Intuitive Surgical, Inc.(b)	18,083	8,372,610
Zimmer Holdings, Inc.(a)(b)	202,568	10,821,183

Total		61,529,489
Health Care Providers & Services 1.5%
Express Scripts, Inc.(a)(b)	450,941	20,152,553
UnitedHealth Group, Inc.(a)	96,225	4,876,683

Total		25,029,236
Health Care Technology 0.4%
Cerner Corp.(a)(b)	104,645	6,409,506
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.(b)	220,173	7,690,643
Illumina, Inc.(a)(b)	210,830	6,426,098
Thermo Fisher Scientific, Inc.(b)	93,274	4,194,532

Total		18,311,273
Pharmaceuticals 3.3%
Abbott Laboratories(a)	487,660	27,421,122
Allergan, Inc.	175,759	15,421,094
Johnson & Johnson(a)	149,141	9,780,667
Perrigo Co.(a)	34,090	3,316,957

Total		55,939,840
TOTAL HEALTH CARE		190,409,545
INDUSTRIALS 11.2%
Aerospace & Defense 4.6%
Hexcel Corp.(a)(b)	212,558	5,146,029
Honeywell International, Inc.	431,243	23,438,057
Precision Castparts Corp.(a)	90,891	14,977,928
Textron, Inc.(a)	272,094	5,031,018
United Technologies Corp.	401,063	29,313,695

Total		77,906,727
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	372,851	27,288,965
Electrical Equipment 0.7%
Rockwell Automation, Inc.(a)	169,054	12,403,492
Machinery 3.0%
Cummins, Inc.	103,917	9,146,774
Deere & Co.(a)	179,884	13,914,028
Gardner Denver, Inc.(a)	81,132	6,252,032
Illinois Tool Works, Inc.(a)	113,551	5,303,967
Joy Global, Inc.(a)	220,732	16,548,278

Total		51,165,079
Marine 0.3%
Kirby Corp.(a)(b)	81,664	5,376,758
Road & Rail 1.0%
Union Pacific Corp.	150,360	15,929,138
TOTAL INDUSTRIALS		190,070,159

The accompanying Notes to Financial Statements are an integral part of this statement.

21	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Growth Fund

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY 27.5%
Communications Equipment 3.6%
Cisco Systems, Inc.	1,170,543	$21,163,418
F5 Networks, Inc.(b)	103,995	11,035,949
Polycom, Inc.(b)	238,614	3,889,408
QUALCOMM, Inc.	467,031	25,546,596

Total		61,635,371
Computers & Peripherals 8.2%
Apple, Inc.(b)	251,246	101,754,630
EMC Corp.(a)(b)	1,019,390	21,957,661
Hewlett-Packard Co.	312,811	8,058,011
NetApp, Inc.(b)	216,456	7,850,859

Total		139,621,161
Electronic Equipment, Instruments & Components 0.8%
Jabil Circuit, Inc.(a)	542,411	10,663,800
Trimble Navigation Ltd.(b)	86,718	3,763,561

Total		14,427,361
Internet Software & Services 3.1%
Google, Inc., Class A(b)	82,532	53,307,419
IT Services 3.7%
Accenture PLC, Class A(c)	320,321	17,050,687
International Business Machines Corp.(a)	144,795	26,624,904
Mastercard, Inc., Class A	50,574	18,854,999

Total		62,530,590
Semiconductors & Semiconductor Equipment 3.0%
Avago Technologies Ltd.(c)	286,370	8,264,638
Broadcom Corp., Class A(b)	296,147	8,694,876
KLA-Tencor Corp.	176,080	8,495,860
Linear Technology Corp.(a)	354,579	10,648,008
Xilinx, Inc.(a)	472,350	15,143,541

Total		51,246,923
Software 5.1%
Check Point Software Technologies Ltd.(a)(b)(c)	192,863	10,133,022
Fortinet, Inc.(a)(b)	241,490	5,266,897
Microsoft Corp.	1,159,819	30,108,901
Oracle Corp.	847,717	21,743,941
QLIK Technologies, Inc.(a)(b)	187,359	4,534,088
Red Hat, Inc.(b)	234,603	9,686,758
Salesforce.com, Inc.(a)(b)	44,966	4,562,250

Total		86,035,857
TOTAL INFORMATION TECHNOLOGY		468,804,682
MATERIALS 3.8%
Chemicals 2.2%
EI du Pont de Nemours & Co.(a)	290,677	13,307,193
Monsanto Co.	221,277	15,504,880
Rockwood Holdings, Inc.(b)	235,417	9,268,367

Total		38,080,440
Metals & Mining 1.6%
Cliffs Natural Resources, Inc.	209,233	13,045,677
Freeport-McMoRan Copper & Gold, Inc.(a)	368,548	13,558,881

Total		26,604,558
TOTAL MATERIALS		64,684,998
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.3%
Windstream Corp.(a)	451,949	$5,305,881
Wireless Telecommunication Services 1.2%
Crown Castle International Corp.(b)	444,787	19,926,458
TOTAL TELECOMMUNICATION SERVICES		25,232,339
Total Common Stocks
(Cost: $1,543,524,673)		$1,667,080,291

	Shares	Value
Exchange-Traded Funds 0.6%
iShares Russell 1000 Growth Index Fund	186,052	$10,751,945
Total Exchange-Traded Funds
(Cost: $10,738,067)		$10,751,945

	Shares	Value
Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.141% (d)(e)	31,392,965	$31,392,965
Total Money Market Funds
(Cost: $31,392,965)		$31,392,965

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 21.7%
Asset-Backed Commercial Paper 5.1%
Amsterdam Funding Corp.
01/03/12	0.320%	$4,998,489	$4,998,489
01/11/12	0.320%	9,996,978	9,996,978
Argento Variable Funding Company LLC
01/09/12	0.310%	4,998,924	4,998,924
01/13/12	0.310%	9,997,245	9,997,245
Atlantis One
01/17/12	0.310%	8,997,365	8,997,365
02/01/12	0.370%	9,995,683	9,995,683
Cancara Asset Securitisation LLC
01/09/12	0.310%	4,998,493	4,998,493
01/11/12	0.310%	4,998,536	4,998,536
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	4,998,258	4,998,258
Grampian Funding LLC
01/18/12	0.310%	2,999,199	2,999,199
Regency Markets No. 1 LLC
01/18/12	0.250%	9,997,917	9,997,917
Rheingold Securitization
01/10/12	0.730%	4,997,060	4,997,060
Windmill Funding Corp.
01/05/12	0.320%	4,998,444	4,998,444

Total			86,972,591
Certificates of Deposit 8.3%
Bank of Montreal
02/29/12	0.350%	$5,000,000	$5,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	5,995,204	5,995,204
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
03/05/12	0.530%	5,000,000	5,000,000
03/20/12	0.590%	8,000,000	8,000,000
Deutsche Bank AG
01/20/12	0.420%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.425%	10,000,000	10,000,000
Nordea Bank AB
03/13/12	0.520%	10,000,000	10,000,000
Rabobank
01/20/12	0.331%	5,000,000	5,000,000
03/16/12	0.530%	4,993,310	4,993,310
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
01/30/12	0.350%	5,005,841	5,005,841
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	6,000,000	6,000,000
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000
03/02/12	0.530%	3,000,000	3,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	5,000,000	5,000,000
01/12/12	0.320%	10,000,000	10,000,000

Total			140,994,512
Commercial Paper 3.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	9,997,958	9,997,958
01/11/12	0.240%	4,999,133	4,999,133
Suncorp Metway Ltd.
02/01/12	0.500%	1,998,194	1,998,194
02/09/12	0.500%	4,995,556	4,995,556
02/08/12	0.500%	9,991,389	9,991,389
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	7,978,447	7,978,447

Total			64,898,915
Other Short-Term Obligations 0.5%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	8,000,000	8,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	22

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 4.0%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $10,000,089(f)
	0.080%	$10,000,000	$10,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $4,900,054(f)
	0.100%	4,900,000	4,900,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,056(f)
	0.050%	10,000,000	10,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $15,000,233(f)
	0.140%	15,000,000	15,000,000
Repurchase Agreements (cont.)
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $28,112,127(f)
	0.040%	$28,112,002	$28,112,002

Total			68,012,002
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $368,878,020)			$368,878,020
Total Investments
(Cost: $1,954,533,725)			$2,078,103,221
Other Assets & Liabilities, Net			(375,368,689)
Net Assets			$1,702,734,532

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $98,943,547 or 5.81% of net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$24,540,898	$402,087,916	$(395,235,849)	$—	$31,392,965	$30,699	$31,392,965

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$2,903,223
Freddie Mac REMICS	7,057,071
Government National Mortgage Association	239,706
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,246,288
Federal National Mortgage Association	44,675
Freddie Mac Gold Pool	1,137,342
Freddie Mac Non Gold Pool	371,636
Ginnie Mae I Pool	197,827
Ginnie Mae II Pool	232
Total Market Value of Collateral Securities	$4,998,000

The accompanying Notes to Financial Statements are an integral part of this statement.

23	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Growth Fund

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$1,941,516
Fannie Mae REMICS	4,396,847
Federal Home Loan Mortgage Corp	3,233,604
Federal National Mortgage Association	628,095
Total Market Value of Collateral Securities	$10,200,062

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$3,890,120
Fannie Mae REMICS	1,418,401
Fannie Mae Whole Loan	4,688
Fannie Mae-Aces	17,213
Federal Farm Credit Bank	132,112
Federal Home Loan Banks	149,002
Federal Home Loan Mortgage Corp	118,638
Federal National Mortgage Association	246,141
Freddie Mac Gold Pool	1,671,247
Freddie Mac Non Gold Pool	501,242
Freddie Mac Reference REMIC	41
Freddie Mac REMICS	1,131,446
Ginnie Mae I Pool	1,946,404
Ginnie Mae II Pool	2,607,610
Government National Mortgage Association	639,947
United States Treasury Bill	24,092
United States Treasury Note/Bond	782,104
United States Treasury Strip Coupon	19,553
Total Market Value of Collateral Securities	$15,300,001

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$25,352,239
Fannie Mae REMICS	56,020
Freddie Mac Gold Pool	1,614,109
Freddie Mac Non Gold Pool	1,651,874
Total Market Value of Collateral Securities	$28,674,242

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	24

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

25	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$270,832,327	$—	$—	$270,832,327
Consumer Staples	210,379,406	—	—	210,379,406
Energy	195,700,172	—	—	195,700,172
Financials	50,966,663	—	—	50,966,663
Health Care	190,409,545	—	—	190,409,545
Industrials	190,070,159	—	—	190,070,159
Information Technology	468,804,682	—	—	468,804,682
Materials	64,684,998	—	—	64,684,998
Telecommunication Services	25,232,339	—	—	25,232,339
Total Equity Securities	1,667,080,291	—	—	1,667,080,291
Other
Exchange-Traded Funds	10,751,945	—	—	10,751,945
Money Market Funds	31,392,965	—	—	31,392,965
Investments of Cash Collateral Received for Securities on Loan	—	368,878,020	—	368,878,020
Total Other	42,144,910	368,878,020	—	411,022,930
Total	$1,709,225,201	$368,878,020	$—	$2,078,103,221

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	26

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 91.3%
AUSTRALIA 1.1%
Cochlear Ltd.(a)(b)	44,705	$2,839,265
UGL Ltd.(a)	248,662	3,021,838

Total		5,861,103
BELGIUM 0.4%
EVS Broadcast Equipment SA(a)(b)	40,123	2,050,685
BRAZIL 2.5%
Localiza Rent a Car SA(a)	385,000	5,284,010
Mills Estruturas e Servicos de Engenharia SA(a)	190,200	1,804,873
MRV Engenharia e Participacoes SA(a)	326,200	1,871,245
Multiplus SA(a)	114,100	1,972,779
Odontoprev SA(a)	140,000	1,996,515

Total		12,929,422
CANADA 5.8%
AG Growth International, Inc.(a)(b)	73,874	2,717,838
Alliance Grain Traders, Inc.(a)	75,900	1,547,429
Athabasca Oil Sands Corp.(a)	68,000	833,688
Baytex Energy Corp. Unit(a)(b)(c)	57,713	3,227,396
Black Diamond Group Ltd.(a)(b)	95,994	1,739,435
Canacol Energy Ltd.(a)(c)	633,100	478,515
CCL Industries, Inc., Class B(a)	125,968	3,871,468
Celtic Exploration Ltd.(a)(c)	65,800	1,477,150
Crew Energy, Inc.(a)(c)	95,100	1,050,184
Deethree Exploration Ltd.(a)	280,234	563,907
DeeThree Exploration Ltd.(a)(c)	207,000	416,540
Horizon North Logistics, Inc.(a)	216,409	989,905
Ivanhoe Mines Ltd.(a)(c)	81,919	1,451,605
Ivanhoe Mines Ltd.(a)(c)	96,235	1,708,850
Madalena Ventures, Inc.(a)(c)	465,000	415,362
Onex Corp.(a)	59,900	1,950,903
Pan Orient Energy Corp.(a)(c)	132,433	253,491
ShawCor Ltd., Class A(a)	108,838	3,085,390
Southern Arc Minerals, Inc.(a)(c)	674,492	450,213
Sterling Resources Ltd.(a)(c)	225,000	368,834
Tahoe Resources, Inc.(a)(c)	86,642	1,503,637

Total		30,101,740
CAYMAN ISLANDS 0.4%
Mongolian Mining Corp.(a)(c)	3,075,000	2,305,404
CHILE 0.4%
Sociedad Quimica y Minera de Chile SA, ADR(a)(b)	35,545	1,914,098
CHINA 3.0%
51job, Inc., ADR(a)(c)	23,600	989,784
China Yurun Food Group Ltd.(a)(b)	1,104,500	1,443,668
ENN Energy Holdings Ltd.(a)	436,000	1,395,872
Netease.com, ADR(a)(c)	57,100	2,560,935
New Oriental Education & Technology Group, ADR(a)(c)	100,000	2,405,000
Noah Holdings Ltd., ADR (a)(b)(c)	37,100	228,165
Want Want China Holdings Ltd.(a)	1,779,400	1,772,427
CHINA (cont.)
Zhaojin Mining Industry Co., Ltd., Class H(a)(b)	3,184,960	$5,051,788

Total		15,847,639
CZECH REPUBLIC 0.4%
Komercni Banka AS(a)	11,941	2,012,671
DENMARK 1.3%
Novozymes A/S(a)(c)	151,145	4,665,960
SimCorp AS(a)(b)	15,052	2,298,436

Total		6,964,396
FINLAND 0.3%
Stockmann OYJ Abp, Class B (a)(b)	95,303	1,477,685
FRANCE 2.7%
Eurofins Scientific(a)	49,000	3,572,351
Hi-Media SA(a)(b)(c)	150,963	431,799
Mersen(a)	41,196	1,244,974
Neopost SA(a)(b)	49,123	3,309,843
Norbert Dentressangle SA (a)(b)	22,300	1,558,536
Rubis(a)	32,396	1,693,913
Saft Groupe SA(a)	87,000	2,460,305

Total		14,271,721
GERMANY 3.8%
Bertrandt AG(a)(b)	14,500	951,656
CTS Eventim AG(a)(b)	73,436	2,205,034
Deutsche Beteiligungs AG(a)	27,524	555,006
Duerr AG(a)	57,038	2,509,930
ElringKlinger AG(a)(b)	48,200	1,196,503
Rational AG(a)(b)	13,898	3,025,496
Rheinmetall AG(a)(b)	63,700	2,822,462
Rhoen Klinikum AG(a)	146,677	2,794,397
Wirecard AG(a)	231,765	3,725,527

Total		19,786,011
GREECE 0.1%
Intralot SA-Integrated Lottery Systems & Services(a)	624,200	543,697
GUERNSEY 0.1%
SKIL Ports & Logistics Ltd.(a)(c)	135,000	333,351
HONG KONG 3.9%
AAC Technologies Holdings, Inc.(a)	794,000	1,776,438
AMVIG Holdings Ltd.(a)	2,757,900	1,461,389
Digital China Holdings Ltd.(a)	1,044,900	1,614,858
Lifestyle International Holdings Ltd.(a)	1,640,000	3,609,809
Melco Crown Entertainment Ltd., ADR(a)(b)(c)	641,700	6,173,154
Melco International Development Ltd.(a)(b)(c)	617,000	455,325
MGM China Holdings Ltd.(a)(b)(c)	1,092,800	1,421,636
NagaCorp Ltd.(a)	3,351,300	843,654
REXLot Holdings Ltd.(a)(b)	19,225,000	1,258,422
HONG KONG (cont.)
SA SA International Holdings Ltd.(a)(b)	3,588,000	$1,977,623

Total		20,592,308
INDIA 1.9%
Asian Paints Ltd.(a)	31,300	1,527,817
Jain Irrigation Systems Ltd.(a)	1,095,735	1,782,180
Jain Irrigation Systems Ltd. — DVR(a)(c)	46,467	30,844
Manappuram Finance Ltd.(a)	1,515,000	1,311,900
Mundra Port and Special Economic Zone Ltd.(a)	721,200	1,627,787
REI Agro Ltd.(a)	2,991,800	928,484
S Kumars Nationwide Ltd.(a)	939,200	417,416
Shriram Transport Finance Co., Ltd.(a)	142,600	1,128,065
Titan Industries Ltd.(a)	76,700	246,628
United Breweries Ltd.(a)	140,600	1,015,910

Total		10,017,031
INDONESIA 0.2%
Jasa Marga (persero) Tbk Pt(a)	601,100	278,101
PT Ace Hardware Indonesia Tbk(a)	691,500	312,429
Tower Bersama Infrastructure(a)	1,209,500	316,615

Total		907,145
IRELAND 0.7%
Paddy Power PLC(a)	26,600	1,532,521
United Drug PLC(a)	855,000	2,268,497

Total		3,801,018
ISRAEL 0.6%
Israel Chemicals Ltd.(a)	289,118	2,996,631
ITALY 1.5%
Ansaldo STS SpA(a)(b)	234,766	2,226,540
CIR — Compagnie Industriali Riunite SpA(a)(b)	1,241,800	1,980,337
Geox SpA(a)(b)	485,000	1,355,813
Pirelli & C SpA(a)(b)	165,000	1,383,163
Tod’s SpA(a)(b)	14,500	1,177,880

Total		8,123,733
JAPAN 17.3%
Advance Residence Investment Corp.(a)	1,280	2,469,387
Aeon Delight Co., Ltd.(a)	187,020	3,770,158
Aeon Mall Co., Ltd.(a)	80,701	1,712,050
Ain Pharmaciez, Inc.(a)	63,697	3,065,190
Asahi Diamond Industrial Co., Ltd.(a)(b)	168,900	2,032,380
Daiseki Co., Ltd.(a)	121,524	1,974,563
Disco Corp.(a)	28,000	1,457,962
Doshisha Co., Ltd.(a)	2,200	63,446
FP Corp.(a)	22,000	1,425,357
Fukuoka REIT Corp.(a)	251	1,649,137
Glory Ltd.(a)	96,720	2,080,478
Gree, Inc.(a)(b)	104,400	3,588,883
Hamamatsu Photonics KK(a)	42,060	1,466,429
Hoshizaki Electric Co., Ltd.(a)	163,800	3,842,799

The accompanying Notes to Financial Statements are an integral part of this statement.

27	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Issuer	Shares	Value
Common Stocks (continued)
JAPAN (cont.)
Ibiden Co., Ltd.(a)	104,753	$2,062,384
Icom, Inc.(a)(b)	64,056	1,638,113
Japan Airport Terminal Co., Ltd.(a)(b)	218,419	2,842,370
Jupiter Telecommunications Co., Ltd.(a)	2,382	2,411,077
Kansai Paint Co., Ltd.(a)(b)	606,111	5,398,395
Kenedix Realty Investment Corp.(a)	530	1,536,683
Kintetsu World Express, Inc.(a)	85,908	2,495,241
Kuraray Co., Ltd.(a)	273,800	3,885,678
MISUMI Group, Inc.(a)(b)	70,700	1,617,991
Miura Co., Ltd.(a)	55,192	1,554,525
Mori Hills REIT Investment Corp.(a)(b)	550	1,796,165
Nakanishi, Inc.(a)	27,739	2,559,929
NGK Insulators Ltd.(a)	225,000	2,663,891
Orix JREIT, Inc.(a)	698	2,870,592
Park24 Co., Ltd.(a)	183,000	2,420,459
Pigeon Corp.(a)	41,100	1,675,166
Seven Bank Ltd.(a)(b)	2,126,700	4,161,789
Shimadzu Corp.(a)	247,400	2,086,333
Shinsei Bank Ltd.(a)	2,415,000	2,497,022
Sintokogio Ltd.(a)	177,800	1,559,137
Start Today Co., Ltd.(a)(b)	45,267	1,061,966
Torishima Pump Manufacturing Co., Ltd.(a)	123,471	1,580,197
Tsumura & Co.(a)(b)	81,480	2,402,053
Ushio, Inc.(a)	128,801	1,851,222
Wacom Co., Ltd.(a)(b)	2,172	3,294,101

Total		90,520,698
KAZAKHSTAN 0.1%
Halyk Savings Bank of Kazakhstan JSC, GDR (a)(b)(c)	151,500	736,290
LUXEMBOURG 0.9%
GlobeOp Financial Services SA(a)	363,400	1,608,426
L’Occitane International SA(a)(b)	1,460,000	2,927,850

Total		4,536,276
MALTA 0.3%
Unibet Group PLC, SDR(a)(b)	60,400	1,391,068
MEXICO 0.6%
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	58,498	3,272,378
NETHERLANDS 6.0%
Aalberts Industries NV(a)	239,138	4,017,368
Arcadis NV(a)	114,812	1,798,005
Core Laboratories NV(a)(b)	20,908	2,382,466
Fugro NV-CVA(a)(b)	73,355	4,262,320
Gemalto NV(a)(b)	109,400	5,320,990
Imtech NV(a)(b)	179,232	4,642,901
Koninklijke Ten Cate NV(a)(b)	130,784	3,598,622
Koninklijke Vopak NV(a)	29,466	1,556,918
Unit 4 NV(a)	149,186	3,533,438

Total		31,113,028
NORWAY 0.4%
Atea ASA(a)	220,336	2,210,415
PHILIPPINES 0.7%
International Container Terminal Services, Inc.(a)	790,700	$956,949
Manila Water Co., Inc.(a)	1,598,300	707,738
SM Prime Holdings, Inc.(a)	6,412,400	1,945,729

Total		3,610,416
PORTUGAL 0.4%
REN — Redes Energeticas Nacionais SA(a)	695,900	1,900,411
SINGAPORE 3.9%
Ascendas Real Estate Investment Trust(a)	1,980,000	2,795,802
CDL Hospitality Trusts(a)	1,612,300	1,921,109
Goodpack Ltd.(a)	1,311,000	1,399,584
Mapletree Commercial Trust(a)(b)	2,961,000	1,940,780
Mapletree Industrial Trust(a)	3,400,000	2,817,191
Mapletree Logistics Trust(a)	4,583,000	2,982,987
Olam International Ltd.(a)(b)	3,024,900	4,958,324
Singapore Exchange Ltd.(a)	320,000	1,512,541

Total		20,328,318
SOUTH AFRICA 4.1%
Adcock Ingram Holdings Ltd.(a)	447,200	3,420,803
Coronation Fund Managers Ltd.(a)	920,000	2,587,039
Massmart Holdings Ltd.(a)	87,000	1,821,465
Mr. Price Group Ltd.(a)	348,831	3,448,317
Naspers Ltd., Class N(a)	107,300	4,694,587
Northam Platinum Ltd.(a)	694,900	2,582,455
RMI Holdings(a)	1,750,500	2,905,736

Total		21,460,402
SOUTH KOREA 1.2%
Handsome Co., Ltd.(a)(c)	5,900	152,268
MegaStudy Co., Ltd.(a)(c)	5,100	487,484
NHN Corp.(a)(c)	9,700	1,777,770
Woongjin Coway Co., Ltd.(a)(c)	116,500	3,709,754

Total		6,127,276
SPAIN 0.4%
Red Electrica Corp. SA(a)	45,313	1,939,142
SWEDEN 1.8%
East Capital Explorer AB(a)	87,577	683,991
Hexagon AB, Class B(a)(b)	383,757	5,737,912
Sweco AB, Class B(a)	371,705	3,105,621

Total		9,527,524
SWITZERLAND 3.7%
Bank Sarasin & Cie AG, Class B(a)	65,253	1,906,947
Dufry AG, Registered Shares(a)(c)	29,600	2,724,284
Geberit AG(a)(c)	21,559	4,154,348
Kuehne & Nagel International AG(a)	27,113	3,045,269
Partners Group Holding AG(a)(b)	25,780	4,498,395
Sika AG(a)	1,469	2,768,157

Total		19,097,400
TAIWAN 5.7%
Advantech Co., Ltd.(a)	618,000	1,708,816
Chroma ATE, Inc.(a)	811,600	1,590,463
CTCI Corp.(a)	1,307,000	1,781,078
TAIWAN (cont.)
Far EasTone Telecommunications Co., Ltd.(a)	3,430,000	$6,443,254
Formosa International Hotels Corp.(a)	42,009	543,553
Lung Yen Life Service Corp.(a)	209,800	613,238
Pchome Online, Inc.(a)	201,100	1,235,153
President Chain Store Corp.(a)	628,500	3,422,742
Radiant Opto-Electronics Corp.(a)	516,000	1,472,095
Simplo Technology Co., Ltd.(a)	503,938	2,932,768
St. Shine Optical Co., Ltd.(a)	229,000	2,415,330
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	852,500	1,569,792
Taiwan Mobile Co., Ltd.(a)	599,000	1,866,220
Tripod Technology Corp.(a)	950,000	2,288,217

Total		29,882,719
THAILAND 0.8%
Home Product Center PCL, Foreign Registered Shares(a)	11,500,000	4,004,619
UNITED KINGDOM 7.1%
Abcam PLC(a)(c)	258,000	1,462,460
Archipelago Resources PLC(a)(b)(c)	2,589,930	2,780,319
Charles Taylor Consulting PLC(a)	1,057,000	2,086,783
Chemring Group PLC(a)(c)	555,500	3,449,903
Domino’s Pizza UK & IRL PLC(a)	228,900	1,430,814
Greggs PLC(a)	43,436	341,328
Intertek Group PLC(a)	138,900	4,389,733
Jardine Lloyd Thompson Group PLC(a)	281,000	3,008,930
Kesa Electricals PLC(a)	216,800	226,593
Mail.ru Group Ltd., GDR(a)(c)(f)	57,700	1,500,200
Next PLC(a)	39,000	1,657,719
Petropavlovsk PLC(a)	193,400	1,847,154
Premier Oil PLC(a)(c)	228,859	1,290,167
PureCircle Ltd.(a)(b)(c)	381,457	562,783
Rotork PLC(a)	66,918	2,005,726
Serco Group PLC(a)	312,703	2,301,876
Shaftesbury PLC(a)	158,800	1,152,192
Smith & Nephew PLC(a)	161,498	1,568,794
Tullow Oil PLC(a)	66,286	1,443,249
Workspace Group PLC(a)(c)	719,000	2,520,740

Total		37,027,463
UNITED STATES 4.8%
Alexion Pharmaceuticals, Inc.(c)	58,348	4,171,882
Atwood Oceanics, Inc.(b)(c)	87,871	3,496,387
BioMarin Pharmaceutical, Inc.(b)(c)	112,740	3,876,001
FMC Technologies, Inc.(b)(c)	56,142	2,932,297
Gulf United Energy, Inc.(c)	2,021,864	434,701
Hornbeck Offshore Services, Inc.(c)	50,500	1,566,510
Oil States International, Inc.(c)	24,747	1,889,928

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	28

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

Issuer	Shares	Value
Common Stocks (continued)
UNITED STATES (cont.)
Textainer Group Holdings Ltd.(a)(b)	90,461	$2,634,224
World Fuel Services Corp.(b)	92,516	3,883,822

Total		24,885,752
Total Common Stocks
(Cost: $473,401,387)		$476,409,084

Preferred Stocks 0.4%
BRAZIL 0.4%
Suzano Papel e
Celulose SA(a)	568,200	$2,053,166
Total Preferred Stocks
(Cost: $4,530,079)		$2,053,166

	Shares	Value
Money Market Funds 8.3%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	43,236,307	$43,236,307
Total Money Market Funds
(Cost: $43,236,307)		$43,236,307

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 13.2%
Asset-Backed Commercial Paper 1.2%
Atlantis One
02/01/12	0.370%	$1,999,137	$1,999,137
Grampian Funding LLC
01/18/12	0.310%	1,999,466	1,999,466
Thames Asset Global Securities
01/18/12	0.320%	1,999,466	1,999,466

Total			5,998,069
Certificates of Deposit 0.4%
Standard Chartered Bank PLC
03/05/12	0.630%	2,000,000	2,000,000
Repurchase Agreements 11.6%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,056(g)
	0.050%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $15,000,167(g)
	0.100%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $2,000,011(g)
	0.050%	2,000,000	2,000,000
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $14,000,156 (g)
	0.100%	$14,000,000	$14,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(g)
	0.140%	10,000,000	10,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $9,638,512 (g)
	0.040%	9,638,470	9,638,470

Total			60,638,470
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $68,636,539)			$68,636,539
Total Investments
(Cost: $589,804,312)			$590,335,096
Other Assets & Liabilities, Net			(68,754,351)
Net Assets			$521,580,745

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2011:

Industry	Percentage of Net Assets		Value
Aerospace & Defense	0.7%		$3,449,903
Air Freight & Logistics	1.0		5,453,362
Auto Components	0.5		2,579,666
Beverages	0.2		1,015,910
Biotechnology	1.8		9,510,343
Building Products	0.8		4,154,348
Capital Markets	2.0		10,459,542
Chemicals	4.4		23,156,738
Commercial Banks	1.8		9,407,772
Commercial Services & Supplies	2.9		15,169,174
Communications Equipment	1.0		5,465,235
Computers & Peripherals	2.5		13,256,674
Construction & Engineering	2.9		15,279,298
Consumer Finance	0.5		2,439,964
Containers & Packaging	1.6		8,328,005
Distributors	0.0	*	63,446
Diversified Consumer Services	0.6		2,892,484
Diversified Financial Services	1.0		5,071,870
Electric Utilities	0.4		1,939,142
Electrical Equipment	1.1		5,556,501
Electronic Equipment, Instruments & Components	3.2		16,846,595
Energy Equipment & Services	3.8		19,615,299

The accompanying Notes to Financial Statements are an integral part of this statement.

29	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Summary of Investments in Securities by Industry (continued)

Industry	Percentage of Net Assets	Value
Food & Staples Retailing	2.5%	$13,267,722
Food Products	1.3	6,596,119
Gas Utilities	0.6	3,089,785
Health Care Equipment & Supplies	1.8	9,383,317
Health Care Providers & Services	1.4	7,059,410
Hotels, Restaurants & Leisure	3.0	15,593,844
Household Durables	1.1	5,580,998
Household Products	0.3	1,675,166
Industrial Conglomerates	0.9	4,802,800
Insurance	1.5	8,001,449
Internet & Catalog Retail	0.2	1,061,966
Internet Software & Services	2.0	10,662,941
IT Services	1.1	5,935,942
Life Sciences Tools & Services	0.7	3,572,351
Machinery	6.0	31,402,790
Marine	0.6	3,045,270
Media	1.9	9,742,496
Metals & Mining	3.8	19,681,425
Multiline Retail	1.3	6,745,212
Multi-Utilities	0.4	1,900,411
Office Electronics	0.6	3,309,843
Oil, Gas & Consumable Fuels	3.1	16,137,007
Paper & Forest Products	0.4	2,053,166
Pharmaceuticals	1.1	5,822,855
Professional Services	1.2	6,331,173
Real Estate Investment Trusts (REITs)	5.1	26,452,764
Real Estate Management & Development	0.7	3,657,780
Road & Rail	1.0	5,284,010
Semiconductors & Semiconductor Equipment	0.6	2,930,057
Software	1.1	5,831,873
Specialty Retail	3.0	15,621,714
Textiles, Apparel & Luxury Goods	1.3	6,948,627
Trading Companies & Distributors	1.2	6,057,089
Transportation Infrastructure	2.5	13,094,394
Water Utilities	0.1	707,738
Wireless Telecommunication Services	1.6	8,309,475
Other(1)	21.5	111,872,846
Total		$590,335,096

*	Rounds to less than 0.1%.

(1)	Includes Cash Equivalents.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Jan. 4, 2012	56,798 (USD	)	4,407,523 (JPY	)	$465	$—
Morgan Stanley	Jan. 4, 2012	13,165,460 (JPY	)	169,658 (USD	)	—	(1,389)
Morgan Stanley	Jan. 5, 2012	739,778 (JPY	)	9,510 (USD	)	—	(101)
Morgan Stanley	Jan. 6, 2012	371,332 (JPY	)	4,801 (USD	)	—	(23)
Total						$465	$(1,513)

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	30

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $456,210,722 or 87.47% of net assets.

(b)	At December 31, 2011, security was partially or fully on loan.
(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$35,727,879	$131,407,454	$(123,899,026)	$—	$43,236,307	$56,465	$43,236,307

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $1,500,200 or 0.29% of net assets.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$6,311,911
Freddie Mac REMICS	3,107,248
Government National Mortgage Association	780,841
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$9,937,619
Federal National Mortgage Association	136,761
Freddie Mac Gold Pool	3,481,660
Freddie Mac Non Gold Pool	1,137,659
Ginnie Mae I Pool	605,592
Ginnie Mae II Pool	709
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$388,303
Fannie Mae REMICS	879,369
Federal Home Loan Mortgage Corp	646,721
Federal National Mortgage Association	125,619
Total Market Value of Collateral Securities	$2,040,012

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$7,072,194
Ginnie Mae I Pool	3,504,299
Ginnie Mae II Pool	3,703,507
Total Market Value of Collateral Securities	$14,280,000

The accompanying Notes to Financial Statements are an integral part of this statement.

31	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Notes to Portfolio of Investments (continued

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,604
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,001

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$8,692,258
Fannie Mae REMICS	19,207
Freddie Mac Gold Pool	553,413
Freddie Mac Non Gold Pool	566,361
Total Market Value of Collateral Securities	$9,831,239

Abbreviation Legend
ADR	American Depositary Receipt
DVR	Differential Voting Rights
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend
JPY	Japanese Yen
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	32

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

33	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$10,449,399	$56,381,055	$—	$66,830,454
Consumer Staples	1,547,429	21,007,488	—	22,554,917
Energy	28,756,568	6,995,736	—	35,752,304
Financials	2,179,068	63,312,074	—	65,491,142
Health Care	10,044,398	25,303,879	—	35,348,277
Industrials	21,405,227	97,674,883	—	119,080,110
Information Technology	2,560,934	61,678,226	—	64,239,160
Materials	10,899,872	40,266,297	—	51,166,169
Telecommunication Services	—	8,309,475	—	8,309,475
Utilities	—	7,637,076	—	7,637,076
Preferred Stocks
Materials	2,053,166	—	—	2,053,166
Total Equity Securities	89,896,061	388,566,189	—	478,462,250
Other
Money Market Funds	43,236,307	—	—	43,236,307
Investments of Cash Collateral Received for Securities on Loan	—	68,636,539	—	68,636,539
Total Other	43,236,307	68,636,539	—	111,872,846
Investments in Securities	133,132,368	457,202,728	—	590,335,096
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	465	—	465
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,513)	—	(1,513)
Total	$133,132,368	$457,201,680	$—	$590,334,048

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	34

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.0%
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.5%
Drew Industries, Inc.(a)(b)	127,000	$3,115,310
Automobiles 0.2%
Thor Industries, Inc.(b)	50,000	1,371,500
Distributors 0.6%
Pool Corp.(b)	131,000	3,943,100
Hotels, Restaurants & Leisure 4.4%
Bally Technologies, Inc.(a)(b)	156,000	6,171,360
Gaylord Entertainment Co.(a)(b)	362,000	8,738,680
Life Time Fitness, Inc.(a)(b)	99,000	4,628,250
Penn National Gaming, Inc.(a)	95,000	3,616,650
Pinnacle Entertainment, Inc.(a)(b)	448,000	4,551,680
WMS Industries, Inc.(a)(b)	75,000	1,539,000

Total		29,245,620
Household Durables 0.9%
Cavco Industries, Inc.(a)(b)	101,000	4,046,060
Jarden Corp.	57,000	1,703,160
Skullcandy, Inc.(a)(b)	55,000	688,600

Total		6,437,820
Internet & Catalog Retail 1.0%
Gaiam, Inc., Class A(a)	8,000	25,920
HomeAway, Inc.(a)(b)	90,500	2,104,125
Shutterfly, Inc.(a)(b)	162,000	3,687,120
U.S. Auto Parts Network, Inc.(a)(b)	200,000	874,000

Total		6,691,165
Media 0.1%
Entravision Communications Corp., Class A	271,000	422,760
Salem Communications Corp., Class A(a)	192,000	493,440

Total		916,200
Multiline Retail 0.4%
Saks, Inc.(a)(b)	284,000	2,769,000
Specialty Retail 2.3%
Aaron’s, Inc.	47,000	1,253,960
Abercrombie & Fitch Co., Class A	189,000	9,230,760
Pier 1 Imports, Inc.(a)(b)	247,000	3,440,710
Teavana Holdings, Inc.(a)(b)	67,800	1,273,284

Total		15,198,714
Textiles, Apparel & Luxury Goods 3.8%
Deckers Outdoor Corp.(a)	16,000	1,209,120
Lululemon Athletica, Inc.(a)(b)	327,000	15,257,820
True Religion Apparel, Inc.(a)(b)	103,300	3,572,114
Warnaco Group, Inc. (The)(a)(b)	107,000	5,354,280

Total		25,393,334
TOTAL CONSUMER DISCRETIONARY		95,081,763
CONSUMER STAPLES 0.4%
Food & Staples Retailing —%
Fresh Market, Inc. (The)(a)(b)	5,000	199,500
Food Products 0.4%
Diamond Foods, Inc.(b)	71,000	2,291,170
TOTAL CONSUMER STAPLES		2,490,670
ENERGY 7.9%
Energy Equipment & Services 5.0%
Atwood Oceanics, Inc.(a)(b)	240,900	$9,585,411
Core Laboratories NV(b)(c)	34,000	3,874,300
FMC Technologies, Inc.(a)(b)	338,200	17,664,186
Hornbeck Offshore Services, Inc.(a)(b)	78,000	2,419,560

Total		33,543,457
Oil, Gas & Consumable Fuels 2.9%
Houston American Energy Corp.(a)(b)	117,000	1,426,230
Northern Oil and Gas, Inc.(a)(b)	36,000	863,280
Oasis Petroleum, Inc.(a)(b)	31,500	916,335
Petroleum Development Corp.(a)	14,600	512,606
Quicksilver Resources, Inc.(a)(b)	66,400	445,544
Rosetta Resources, Inc.(a)(b)	84,000	3,654,000
SM Energy Co.(b)	82,000	5,994,200
Swift Energy Co.(a)	62,000	1,842,640
World Fuel Services Corp.(b)	94,000	3,946,120

Total		19,600,955
TOTAL ENERGY		53,144,412
FINANCIALS 14.8%
Capital Markets 1.3%
Eaton Vance Corp.(b)	234,000	5,531,760
SEI Investments Co.	185,000	3,209,750

Total		8,741,510
Commercial Banks 5.8%
Associated Banc-Corp.	273,000	3,049,410
City National Corp.	98,000	4,329,640
CVB Financial Corp.	80,000	802,400
First Busey Corp.(b)	692,000	3,460,000
Green Bankshares, Inc.(a)	23,009	28,991
Guaranty Bancorp(a)	291,000	427,770
Hancock Holding Co.	122,918	3,929,688
Hudson Valley Holding Corp.	11,500	244,030
Lakeland Financial Corp.(b)	170,000	4,397,900
MB Financial, Inc.(b)	177,000	3,026,700
Pacific Continental Corp.(b)	155,295	1,374,361
Sandy Spring Bancorp, Inc.(b)	57,000	1,000,350
SVB Financial Group(a)	64,000	3,052,160
TCF Financial Corp.(b)	271,000	2,796,720
Valley National Bancorp(b)	364,999	4,515,038
Virginia Commerce Bancorp, Inc.(a)(b)	266,700	2,061,591

Total		38,496,749
Consumer Finance 0.1%
World Acceptance Corp.(a)	10,000	735,000
Diversified Financial Services 0.5%
Leucadia National Corp.	148,000	3,365,520
Insurance 0.6%
Allied World Assurance Co. Holdings AG(c)	24,000	1,510,320
Enstar Group Ltd.(a)(b)(c)	19,500	1,914,900
Tower Group, Inc.(b)	33,000	665,610

Total		4,090,830
Real Estate Investment Trusts (REITs) 5.0%
Associated Estates Realty Corp.(b)	162,000	2,583,900
BioMed Realty Trust, Inc.(b)	492,000	8,895,360
DCT Industrial Trust, Inc.(b)	202,000	1,034,240
FINANCIALS (cont.)
Real Estate Investment Trusts (REITs) (cont.)
Digital Realty Trust, Inc.(b)	18,000	$1,200,060
DuPont Fabros Technology, Inc.(b)	94,000	2,276,680
Education Realty Trust, Inc.(b)	156,000	1,595,880
Extra Space Storage, Inc.(b)	413,000	10,006,990
Kilroy Realty Corp.(b)	99,000	3,768,930
Kite Realty Group Trust(b)	510,000	2,300,100

Total		33,662,140
Thrifts & Mortgage Finance 1.5%
Berkshire Hills Bancorp, Inc.(b)	81,000	1,797,390
Kaiser Federal Financial Group, Inc.(b)	21,541	276,156
Provident New York Bancorp	210,000	1,394,400
TrustCo Bank Corp.(b)	633,500	3,553,935
ViewPoint Financial Group(b)	254,000	3,304,540

Total		10,326,421
TOTAL FINANCIALS		99,418,170
HEALTH CARE 11.6%
Biotechnology 5.7%
Alexion Pharmaceuticals, Inc.(a)	97,000	6,935,500
Anthera Pharmaceuticals, Inc.(a)(b)	85,000	521,900
BioMarin Pharmaceutical, Inc.(a)(b)	180,000	6,188,400
Cepheid, Inc.(a)(b)	146,800	5,051,388
Chelsea Therapeutics International Ltd.(a)	305,000	1,564,650
Horizon Pharma, Inc.(a)	75,000	300,000
InterMune, Inc.(a)(b)	132,000	1,663,200
Isis Pharmaceuticals, Inc.(a)(b)	298,000	2,148,580
Micromet, Inc.(a)(b)	368,000	2,645,920
NPS Pharmaceuticals, Inc.(a)(b)	390,000	2,570,100
Onyx Pharmaceuticals, Inc.(a)	80,000	3,516,000
Seattle Genetics, Inc.(a)(b)	277,000	4,630,055

Total		37,735,693
Health Care Equipment & Supplies 2.2%
Gen-Probe, Inc.(a)	50,000	2,956,000
Hill-Rom Holdings, Inc.	177,000	5,963,130
Sirona Dental Systems, Inc.(a)	124,000	5,460,960

Total		14,380,090
Health Care Providers & Services 0.5%
Community Health Systems, Inc.(a)	57,000	994,650
Health Management Associates, Inc., Class A(a)	348,500	2,568,445

Total		3,563,095
Health Care Technology 0.4%
Quality Systems, Inc.	73,500	2,718,765
Life Sciences Tools & Services 1.6%
eResearchTechnology, Inc.(a)(b)	16,000	75,040
Mettler-Toledo International, Inc.(a)(b)	72,000	10,635,120

Total		10,710,160
Pharmaceuticals 1.2%
Akorn, Inc.(a)(b)	395,000	4,392,400
Alimera Sciences, Inc.(a)(b)	98,100	122,625
Auxilium Pharmaceuticals, Inc.(a)	186,100	3,708,973

Total		8,223,998
TOTAL HEALTH CARE		77,331,801

The accompanying Notes to Financial Statements are an integral part of this statement.

35	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS 22.6%
Aerospace & Defense 1.4%
HEICO Corp., Class A	90,500	$3,561,175
Moog, Inc., Class A(a)(b)	140,000	6,150,200

Total		9,711,375
Air Freight & Logistics 0.2%
Forward Air Corp.(b)	43,000	1,378,150
Building Products 0.3%
Fortune Brands Home & Security, Inc.(a)	100,000	1,703,000
Commercial Services & Supplies 2.2%
Acorn Energy, Inc.(b)	225,000	1,359,000
Clean Harbors, Inc.(a)(b)	37,000	2,358,010
Herman Miller, Inc.(b)	97,000	1,789,650
Knoll, Inc.(b)	379,000	5,628,150
McGrath Rentcorp(b)	136,100	3,945,539

Total		15,080,349
Electrical Equipment 5.4%
Acuity Brands, Inc.(b)	107,500	5,697,500
AMETEK, Inc.	376,500	15,850,650
GrafTech International Ltd.(a)	349,900	4,776,135
II-VI, Inc.(a)(b)	549,000	10,079,640

Total		36,403,925
Machinery 8.9%
Albany International Corp., Class A(b)	173,000	3,999,760
Donaldson Co., Inc.	175,000	11,914,000
ESCO Technologies, Inc.(b)	178,000	5,122,840
Kennametal, Inc.	235,000	8,582,200
Middleby Corp.(a)(b)	7,900	742,916
Nordson Corp.(b)	334,000	13,754,120
Oshkosh Corp.(a)	65,000	1,389,700
Pentair, Inc.(b)	190,000	6,325,100
Toro Co. (The)	62,400	3,785,184
WABCO Holdings, Inc.(a)	51,000	2,213,400
Wabtec Corp.	22,000	1,538,900

Total		59,368,120
Professional Services 0.8%
GP Strategies Corp.(a)(b)	129,000	1,738,920
Navigant Consulting, Inc.(a)(b)	175,000	1,996,750
RCM Technologies, Inc.(a)	233,000	1,206,940
RPX Corp.(a)	32,000	404,800

Total		5,347,410
Road & Rail 1.3%
Avis Budget Group, Inc.(a)(b)	373,500	4,003,920
Heartland Express, Inc.(b)	81,000	1,157,490
Hertz Global Holdings, Inc.(a)	294,000	3,445,680

Total		8,607,090
Trading Companies & Distributors 2.1%
CAI International, Inc.(a)(b)	176,000	2,720,960
H&E Equipment Services, Inc.(a)(b)	272,400	3,655,608
Rush Enterprises, Inc., Class A(a)(b)	153,100	3,202,852
Rush Enterprises, Inc., Class B(a)	32,000	549,440
Textainer Group Holdings Ltd.(b)(c)	130,000	3,785,600

Total		13,914,460
TOTAL INDUSTRIALS		151,513,879
INFORMATION TECHNOLOGY 21.9%
Communications Equipment 2.2%
Finisar Corp.(a)(b)	399,800	$6,694,651
Infinera Corp.(a)(b)	158,000	992,240
Ixia(a)(b)	299,000	3,142,490
Netgear, Inc.(a)(b)	77,000	2,584,890
Polycom, Inc.(a)	84,000	1,369,200

Total		14,783,471
Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp., Class A	57,000	2,587,230
IPG Photonics Corp.(a)(b)	333,000	11,278,710
Plexus Corp.(a)(b)	125,000	3,422,500
Sanmina-SCI Corp.(a)(b)	85,000	791,350

Total		18,079,790
Internet Software & Services 1.4%
Constant Contact, Inc.(a)(b)	111,000	2,576,310
Equinix, Inc.(a)	23,000	2,332,200
IntraLinks Holdings, Inc.(a)(b)	72,000	449,280
SPS Commerce, Inc.(a)(b)	117,000	3,036,150
TheStreet, Inc.	38,295	64,335
Velti PLC(a)(c)	170,000	1,156,000

Total		9,614,275
IT Services 2.3%
ExlService Holdings, Inc.(a)	310,000	6,934,700
Global Payments, Inc.	53,000	2,511,140
Hackett Group, Inc. (The)(a)(b)	218,000	815,320
Syntel, Inc.(b)	106,000	4,957,620

Total		15,218,780
Office Electronics 0.7%
Zebra Technologies Corp., Class A(a)	123,000	4,400,940
Semiconductors & Semiconductor Equipment 4.0%
Atmel Corp.(a)	761,000	6,164,100
Entegris, Inc.(a)	453,000	3,952,425
Hittite Microwave Corp.(a)(b)	25,000	1,234,500
Microsemi Corp.(a)	293,000	4,907,750
Monolithic Power Systems, Inc. (a)(b)	233,000	3,511,310
ON Semiconductor Corp.(a)	442,000	3,412,240
Pericom Semiconductor Corp.(a)(b)	117,000	890,370
TriQuint Semiconductor, Inc.(a)(b)	316,000	1,538,920
Ultratech, Inc.(a)	54,000	1,326,780

Total		26,938,395
Software 8.6%
Advent Software, Inc.(a)	169,000	4,116,840
ANSYS, Inc.(a)	120,000	6,873,600
Ariba, Inc.(a)	100,000	2,808,000
Blackbaud, Inc.(b)	159,000	4,404,300
Concur Technologies, Inc.(a)(b)	107,000	5,434,530
Informatica Corp.(a)	295,000	10,894,350
MICROS Systems, Inc.(a)	334,000	15,557,720
NetSuite, Inc.(a)(b)	147,000	5,960,850
NICE Systems Ltd., ADR(a)(c)	31,000	1,067,950
Tyler Technologies, Inc.(a)(b)	13,000	391,430

Total		57,509,570
TOTAL INFORMATION TECHNOLOGY		146,545,221
MATERIALS 0.6%
Chemicals 0.6%
Albemarle Corp.	71,000	$3,657,210
Metals & Mining —%
Augusta Resource Corp.(a)(c)	75,000	232,500
TOTAL MATERIALS		3,889,710
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 3.4%
AboveNet, Inc.(a)(b)	127,500	8,288,775
Boingo Wireless, Inc.(a)	168,000	1,444,800
tw telecom, inc.(a)(b)	660,000	12,790,800

Total		22,524,375
Wireless Telecommunication Services 0.6%
SBA Communications Corp., Class A(a)(b)	95,000	4,081,200
TOTAL TELECOMMUNICATION SERVICES		26,605,575
Total Common Stocks
Cost: $572,117,005)		$656,021,201
	Shares	Value
Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	13,983,967	$13,983,967
Total Money Market Funds
(Cost: $13,983,967)		$13,983,967

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 24.8%
Asset-Backed Commercial Paper 4.6%
Amsterdam Funding Corp.
01/11/12	0.320%	$4,998,489	$4,998,489
Argento Variable Funding Company LLC
01/13/12	0.310%	1,999,449	1,999,449
Atlantis One
01/11/12	0.310%	1,999,378	1,999,378
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	4,998,444	4,998,444
01/09/12	0.310%	2,999,148	2,999,148
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	1,999,303	1,999,303
Grampian Funding LLC
01/23/12	0.320%	4,998,489	4,998,489
Regency Markets No. 1 LLC
01/18/12	0.250%	1,999,583	1,999,583

Total			30,990,125
Certificates of Deposit 7.9%
Branch Banking & Trust Corporation
01/09/12	0.350%	7,000,000	7,000,000
Credit Suisse
03/08/12	0.540%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	5,000,000	5,000,000
DnB NOR ASA
03/01/12	0.450%	3,000,000	3,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	36

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
National Bank of Canada
05/08/12	0.425%	$3,000,000	$3,000,000
Nordea Bank AB
03/13/12	0.520%	4,000,000	4,000,000
Rabobank
01/20/12	0.331%	4,000,000	4,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	3,993,691	3,993,691
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	3,000,000	3,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/12/12	0.320%	5,000,000	5,000,000

Total			52,993,691
Commercial Paper 2.2%
HSBC Bank PLC
04/13/12	0.481%	3,990,240	3,990,240
Commercial Paper (cont.)
Suncorp Metway Ltd.
02/01/12	0.500%	$4,995,486	$4,995,486
02/08/12	0.500%	1,998,278	1,998,278
Westpac Securities NZ Ltd.
04/20/12	0.531%	3,989,223	3,989,223

Total			14,973,227
Other Short-Term Obligations 0.8%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	5,000,000	5,000,000
Repurchase Agreements 9.3%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(f)
	0.050%	5,000,000	5,000,000
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $5,000,156(f)
	0.160%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $2,000,022(f)
	0.100%	2,000,000	2,000,000
Repurchase Agreements (cont.)
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $25,000,278(f)
	0.100%	$25,000,000	$25,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $3,000,047(f)
	0.140%	3,000,000	3,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $22,177,667(f)
	0.040%	22,177,568	22,177,568

Total			62,177,568
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $166,134,611)			$166,134,611
Total Investments
(Cost: $752,235,583)			$836,139,779
Other Assets & Liabilities, Net			(166,564,788)
Net Assets			$669,574,991

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $13,541,570 or 2.02% of net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$2,977,593	$104,719,692	$(93,713,318)	$—	$13,983,967	$12,318	$13,983,967

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

37	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$1,325,016
Federal National Mortgage Association	18,235
Freddie Mac Gold Pool	464,221
Freddie Mac Non Gold Pool	151,687
Ginnie Mae I Pool	80,746
Ginnie Mae II Pool	95
Total Market Value of Collateral Securities	$2,040,000

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$12,628,918
Ginnie Mae I Pool	6,257,677
Ginnie Mae II Pool	6,613,405
Total Market Value of Collateral Securities	$25,500,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$778,024
Fannie Mae REMICS	283,680
Fannie Mae Whole Loan	938
Fannie Mae-Aces	3,443
Federal Farm Credit Bank	26,423
Federal Home Loan Banks	29,800
Federal Home Loan Mortgage Corp	23,728
Federal National Mortgage Association	49,228
Freddie Mac Gold Pool	334,249
Freddie Mac Non Gold Pool	100,248
Freddie Mac Reference REMIC	8
Freddie Mac REMICS	226,289
Ginnie Mae I Pool	389,281
Ginnie Mae II Pool	521,522
Government National Mortgage Association	127,989
United States Treasury Bill	4,818
United States Treasury Note/Bond	156,421
United States Treasury Strip Coupon	3,911
Total Market Value of Collateral Securities	$3,060,000

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$20,000,390
Fannie Mae REMICS	44,195
Freddie Mac Gold Pool	1,273,371
Freddie Mac Non Gold Pool	1,303,164
Total Market Value of Collateral Securities	$22,621,120

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	38

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

39	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$95,081,763	$—	$—	$95,081,763
Consumer Staples	2,490,670	—	—	2,490,670
Energy	53,144,412	—	—	53,144,412
Financials	99,418,170	—	—	99,418,170
Health Care	77,331,801	—	—	77,331,801
Industrials	151,513,879	—	—	151,513,879
Information Technology	146,545,221	—	—	146,545,221
Materials	3,889,710	—	—	3,889,710
Telecommunication Services	26,605,575	—	—	26,605,575
Total Equity Securities	656,021,201	—	—	656,021,201
Other
Money Market Funds	13,983,967	—	—	13,983,967
Investments of Cash Collateral Received for Securities on Loan	—	166,134,611	—	166,134,611
Total Other	13,983,967	166,134,611	—	180,118,578
Total	$670,005,168	$166,134,611	$—	$836,139,779

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	40

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.0%
AUSTRALIA 5.8%
Alumina Ltd.(a)	858,644	$983,027
Asciano Group(a)	431,801	1,984,279
Bank of Queensland Ltd.(a)	88,780	661,258
Bendigo and Adelaide Bank Ltd.(a)	172,587	1,412,568
Boral Ltd.(a)	326,295	1,198,142
Caltex Australia Ltd.(a)	59,741	717,349
Echo Entertainment Group Ltd.(a)(b)	301,500	1,105,543
Fairfax Media Ltd.(a)	1,768,103	1,302,526
Harvey Norman Holdings Ltd.(a)	232,761	434,512
Incitec Pivot Ltd.(a)	490,929	1,558,498
Lend Lease Group(a)	240,250	1,759,347
Macquarie Group Ltd.(a)	272,294	6,612,134
National Australia Bank Ltd.(a)	420,564	10,018,486
OneSteel Ltd.(a)	1,719,579	1,229,465
Origin Energy Ltd.(a)	465,326	6,345,466
OZ Minerals Ltd.(a)	143,382	1,466,692
Qantas Airways Ltd.(a)(b)	491,365	731,397
Rio Tinto Ltd.(a)	197,543	12,178,367
Santos Ltd.(a)	394,394	4,935,674
Seven Group Holdings Ltd.(a)	46,988	340,154
Sims Metal Management Ltd.(a)	72,840	943,468
Suncorp-Metway Ltd.(a)	569,031	4,863,584
Tatts Group Ltd.(a)	422,913	1,054,202
Toll Holdings Ltd.(a)	301,605	1,298,647
Treasury Wine Estates Ltd.(a)	255,833	964,511
Wesfarmers Ltd.(a)	297,885	8,973,417

Total		75,072,713
AUSTRIA 0.3%
Erste Group Bank AG (a)	10,832	190,149
OMV AG(a)	103,939	3,148,522

Total		3,338,671
BELGIUM 1.1%
Ageas(a)	788,430	1,224,511
D’ieteren SA/NV (a)	61	2,690
Delhaize Group SA(a)	87,793	4,931,942
KBC Groep NV(a)	296,906	3,739,338
Solvay SA(a)	32,068	2,642,146
UCB SA(a)	49,479	2,081,883

Total		14,622,510
CANADA 11.2%
Agnico-Eagle Mines Ltd.(a)	14,800	538,248
Bell Aliant, Inc.(a)	8,935	250,750
Cameco Corp.(a)	214,600	3,878,072
Canadian Natural Resources Ltd.(a)	28,830	1,079,622
Canadian Tire Corp., Class A(a)	38,072	2,462,768
Empire Co., Ltd.(a)	13,549	786,141
Encana Corp.(a)	361,331	6,699,919
Enerplus Corp.(a)	98,000	2,486,675
Ensign Energy Services, Inc.(a)	52,725	841,012
Gildan Activewear, Inc.(a)	807	15,178
Goldcorp, Inc.(a)	125,196	5,555,937
Groupe Aeroplan, Inc.(a)	6,060	71,025
Husky Energy, Inc.(a)	163,363	3,936,748
IAMGOLD Corp.(a)	6,400	101,646
Inmet Mining Corp.(a)	26,819	1,724,314
Katanga Mining Ltd.(a)(b)	47,318	54,343
Kinross Gold Corp.(a)	662,500	7,563,067

Issuer	Shares	Value
Common Stocks (continued)
CANADA (cont.)
Loblaw Companies Ltd.(a)	53,800	$2,032,122
Lundin Mining Corp.(a)(b)	129,811	493,123
Magna International, Inc., Class A(a)(b)	168,608	5,627,163
Manulife Financial Corp.(a)	1,019,795	10,861,130
Methanex Corp.(a)	42,620	975,606
Nexen, Inc.(a)	413,499	6,579,454
Pan American Silver Corp.(a)	26,438	578,197
Pengrowth Energy Corp.(a)	154,477	1,631,580
Penn West Petroleum Ltd.(a)(b)	214,100	4,243,120
Precision Drilling Corp.(a)(b)	126,500	1,303,804
Progress Energy Resources Corp.(a)	86,645	1,126,066
Progressive Waste Solutions Ltd.(a)	52,532	1,027,693
Quebecor, Inc., Class B(a)	2,998	102,675
Research In Motion Ltd.(a)(b)	160,300	2,328,775
Sun Life Financial, Inc.(a)	302,551	5,612,971
Suncor Energy, Inc.(a)	917,400	26,457,141
Talisman Energy, Inc.(a)	586,200	7,468,835
Teck Resources Ltd., Class A(a)	200	7,338
Teck Resources Ltd., Class B(a)	339,000	11,949,438
Thomson Reuters Corp.(a)	209,568	5,601,508
TransAlta Corp.(a)	106,855	2,204,753
Uranium One, Inc.(a)(b)	221,700	470,058
Viterra, Inc.(a)	182,801	1,927,149
Yamana Gold, Inc.(a)	434,700	6,409,025

Total		145,064,189
DENMARK 1.8%
Arcelor Mittal(a)	392,923	7,185,681
A P Moller — Maersk A/S, Class A(a)	105	655,233
AP Moller — Maersk A/S, Class B(a)	851	5,618,707
Carlsberg A/S, Class B(a)	73,247	5,165,155
Danske Bank AS(a)(b)	156,281	1,985,043
H Lundbeck A/S(a)	36,462	685,650
TDC A/S(a)	149,676	1,200,369
Vestas Wind Systems A/S(a)(b)	16,552	178,682

Total		22,674,520
FINLAND 0.5%
Kesko OYJ(a)	371	11,918
Kesko OYJ, Class B(a)	21,904	735,947
Neste Oil OYJ(a)	41,783	422,076
Nokia OYJ(a)	117,492	573,585
Stora Enso OYJ, Class R(a)	213,028	1,275,993
UPM-Kymmene OYJ(a)	259,446	2,857,557

Total		5,877,076
FRANCE 11.1%
Arkema SA(a)	22,413	1,586,740
BNP Paribas SA(a)	280,941	11,035,503
Bollore(a)	956	187,452
Bouygues SA(a)	413,070	13,015,227
Cap Gemini SA(a)	75,050	2,345,288
Casino Guichard Perrachon SA(a)	20,725	1,745,663
Cie de St. Gobain(a)	253,410	9,729,408
Cie Generale de Geophysique-Veritas(a)(b)	72,476	1,700,632
Cie Generale des Etablissements Michelin, Class B(a)	91,159	5,388,854
Credit Agricole SA(a)	302,250	1,705,576
FRANCE (cont.)
EDF SA(a)	126,378	$3,075,018
Faurecia(a)	101,402	1,922,660
France Telecom SA(a)	1,012,874	15,907,924
GDF Suez(a)	676,392	18,488,884
Groupe Eurotunnel Sa — Regr(a)	274,214	1,866,782
Lafarge SA(a)	101,967	3,584,328
Lagardere SCA(a)	43,577	1,150,551
Natixis(a)	378,964	953,482
Peugeot SA(a)	50,579	792,744
Renault SA(a)	156,761	5,437,398
Rexel Sa(a)	39,945	682,425
Sanofi(a)	189,845	13,943,871
Societe Generale SA(a)	540,403	12,033,466
Thales SA(a)	26,081	823,630
Vallourec SA(a)	1,106	71,801
Vivendi SA(a)	681,187	14,917,121

Total		144,092,428
GERMANY 8.5%
Allianz SE, Registered Shares(a)	185,726	17,766,187
Bayerische Motoren Werke AG(a)	84,720	5,675,427
Celesio AG(a)	11,774	186,519
Commerzbank AG(a)(b)	758,121	1,278,502
Daimler AG(a)	310,119	13,614,526
Deutsche Bank AG, Registered Shares (a)	355,600	13,547,030
Deutsche Lufthansa AG, Registered Shares(a)	192,510	2,288,499
Deutsche Telekom AG(a)	643,216	7,379,958
E.ON AG(a)	973,100	20,994,783
HeidelbergCement AG(a)	42,607	1,808,176
Muenchener Rueckversicherungs AG, Registered Shares(a)	95,260	11,685,454
RWE AG(a)	143,315	5,035,931
Salzgitter AG(a)	7,825	391,226
ThyssenKrupp AG(a)	302,114	6,930,673
Volkswagen AG(a)	10,096	1,354,369

Total		109,937,260
GREECE —%
Coca Cola Hellenic Bottling Co. SA(a)(b)	33,108	567,763
HONG KONG 1.3%
Cathay Pacific Airways Ltd. (a)	999,000	1,708,098
Dah Sing Banking Group Ltd.(a)	21,600	18,387
Henderson Land Development Co., Ltd.(a)	480,000	2,377,801
Hongkong & Shanghai Hotels (The)(a)	64,250	71,078
Hopewell Holdings Ltd.(a)	214,000	546,630
Hutchison Whampoa Ltd.(a)	997,000	8,319,805
New World Development Co., Ltd.(a)	2,769,000	2,223,332
Orient Overseas International Ltd.(a)	108,000	627,833
Wharf Holdings Ltd.(a)	125,000	563,460
Wheelock & Co., Ltd.(a)	321,000	793,737

Total		17,250,161

The accompanying Notes to Financial Statements are an integral part of this statement.

41	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – DFA International Value Fund

Issuer	Shares	Value
Common Stocks (continued)
ISRAEL 0.3%
Bank Hapoalim BM(a)	584,885	$1,906,133
Israel Discount Bank Ltd., Class A(a)(b)	1,149,901	1,538,833

Total		3,444,966
ITALY 1.3%
ENI SpA(a)	288,700	5,952,313
Fiat SpA(a)	262,869	1,199,758
Lottomatica SpA(a)(b)	5,031	75,291
Mediaset SpA(a)	85,633	236,205
Parmalat SpA(a)	143,732	246,719
Telecom Italia SpA(a)	7,432,300	7,944,093
UniCredit SpA(a)	57,777	476,552
Unione di Banche Italiane SCPA(a)	240,892	983,250

Total		17,114,181
JAPAN 20.8%
77 Bank Ltd. (The)(a)	114,000	489,280
Air Water, Inc.(a)	16,000	203,072
Alfresa Holdings Corp.(a)	15,700	660,829
Amada Co., Ltd.(a)	149,000	943,104
Asahi Glass Co., Ltd.(a)	733,000	6,127,803
Asahi Group Holdings Ltd.(a)	14,000	307,117
Autobacs Seven Co., Ltd.(a)	10,500	480,150
Canon Marketing Japan, Inc.(a)	21,000	244,650
Casio Computer Co., Ltd.(a)	98,700	597,255
Citizen Holdings Co., Ltd.(a)	109,300	633,471
Coca-Cola West Co., Ltd.(a)	25,500	441,931
COMSYS Holdings Corp.(a)	42,700	447,803
Cosmo Oil Company Ltd.(a)	256,000	714,577
Dai Nippon Printing Co., Ltd.(a)	247,000	2,371,153
Daicel Chemical Industries Ltd.(a)	122,000	741,041
Fuji Heavy Industries Ltd.(a)	265,000	1,589,422
Fuji Media Holdings, Inc.(a)	199	300,871
FUJIFILM Holdings Corp.(a)	232,700	5,489,564
Fukuoka Financial Group, Inc.(a)	342,000	1,432,926
Fukuyama Transporting Co., Ltd.(a)	56,000	338,068
Furukawa Electric Co., Ltd.(a)	524,000	1,202,253
H2O Retailing Corp.(a)	32,000	243,386
Hachijuni Bank Ltd. (The)(a)	114,000	649,437
Hakuhodo DY Holdings, Inc.(a)	9,530	546,391
Hankyu Hanshin Holdings, Inc.(a)	413,000	1,738,795
Hitachi Capital Corp.(a)	21,000	289,986
House Foods Corp.(a)	28,700	538,975
Idemitsu Kosan Co., Ltd.(a)	9,300	958,431
Isetan Mitsukoshi Holdings Ltd.(a)	166,700	1,741,544
J Front Retailing Co., Ltd.(a)	203,000	978,578
Japan Tobacco, Inc.(a)	711	3,343,487
JFE Holdings, Inc.(a)	352,700	6,376,805
JTEKT Corp.(a)	93,600	914,775
JX Holdings, Inc.(a)	1,694,800	10,227,435
Kamigumi Co., Ltd.(a)	103,000	889,041
Kaneka Corp.(a)	116,000	615,564
Kinden Corp.(a)	59,000	497,376
Kobe Steel Ltd.(a)	974,000	1,505,337
Konica Minolta Holdings, Inc.(a)	356,000	2,647,141
Kyocera Corp.(a)	20,700	1,660,008
Marui Group Co., Ltd.(a)	92,800	721,409
Mazda Motor Corp.(a)(b)	1,150,000	2,022,021
Medipal Holdings Corp.(a)	61,600	643,142
MEIJI Holdings Co., Ltd.(a)	28,100	1,163,775
Mitsubishi Chemical Holdings Corp.(a)	680,500	3,729,435
JAPAN (cont.)
Mitsubishi Corp.(a)	705,400	$,217,167
Mitsubishi Gas Chemical Co., Inc.(a)	298,000	1,652,417
Mitsubishi Heavy Industries Ltd.(a)	294,000	1,248,678
Mitsubishi Logistics Corp.(a)	48,000	531,574
Mitsubishi Materials Corp.(a)	493,000	1,332,888
Mitsubishi UFJ Financial Group, Inc.(a)	6,281,400	26,592,192
Mitsui & Co., Ltd.(a)	210,300	3,259,491
Mitsui Chemicals, Inc.(a)	361,000	1,096,112
Mitsui OSK Lines Ltd.(a)	513,000	1,978,062
Nagase & Co., Ltd.(a)	33,700	366,742
Namco Bandai Holdings, Inc.(a)	69,300	983,543
NEC Corp.(a)(b)	1,149,000	2,325,452
NGK Spark Plug Co., Ltd.(a)	234,000	2,891,990
Nippon Electric Glass Co., Ltd.(a)	176,000	1,732,586
Nippon Express Co., Ltd.(a)	1,393,000	5,415,070
Nippon Meat Packers, Inc.(a)	72,000	892,177
Nippon Paper Group, Inc.(a)	41,100	897,437
Nippon Sheet Glass Co., Ltd.(a)	379,000	706,335
Nippon Shokubai Co., Ltd.(a)	50,000	535,684
Nippon Steel Corp.(a)	2,502,000	6,223,923
Nippon Telegraph & Telephone Corp.(a)	1,009	51,368
Nippon Television Network Corp.(a)	2,130	325,228
Nippon Yusen KK(a)	688,000	1,753,629
Nissan Motor Co., Ltd.(a)	15,800	141,490
Nissan Shatai Co., Ltd.(a)	30,000	290,717
Nisshin Seifun Group, Inc.(a)	83,500	1,010,843
Nisshinbo Holdings, Inc.(a)	61,000	548,484
Nomura Holdings, Inc.(a)	1,820,700	5,481,648
NTN Corp.(a)	201,000	806,252
Obayashi Corp.(a)	297,000	1,320,630
Otsuka Holdings Co., Ltd.(a)	23,600	662,353
Panasonic Corp.(a)	1,109,400	9,362,974
Ricoh Co., Ltd.(a)	294,000	2,557,321
Rohm Co., Ltd.(a)	42,600	1,980,942
SBI Holdings, Inc.(a)	9,295	678,586
Seiko Epson Corp.(a)	54,000	713,744
Seino Holdings Corp.(a)	62,000	479,439
Sekisui House Ltd.(a)	254,000	2,257,144
Sharp Corp.(a)	673,000	5,866,576
Shimizu Corp.(a)	261,000	1,096,965
Shinsei Bank Ltd.(a)	604,000	624,514
Showa Shell Sekiyu KK(a)	78,300	526,465
SKY Perfect JSAT Holdings, Inc.(a)	704	351,147
Sojitz Corp.(a)	524,100	809,457
Sony Corp.(a)	504,900	9,103,847
Sumco Corp.(a)(b)	102,500	754,532
Sumitomo Chemical Co., Ltd.(a)	339,000	1,230,845
Sumitomo Corp.(a)	565,400	7,642,590
Sumitomo Electric Industries Ltd.(a)	561,800	6,082,436
Sumitomo Forestry Co., Ltd.(a)	59,700	529,022
Sumitomo Mitsui Financial Group, Inc.(a)	402,700	11,167,991
Sumitomo Mitsui Trust Holdings, Inc.(a)	93,000	272,726
Suzuken Co., Ltd.(a)	30,200	836,241
Taisei Corp.(a)	432,000	1,095,055
Takashimaya Co., Ltd.(a)	113,000	813,906
Teijin Ltd.(a)	413,000	1,267,095
Tokyo Broadcasting System Holdings, Inc.(a)	15,300	196,619
Toppan Printing Co Ltd(a)	248,000	1,820,710
JAPAN (cont.)
Tosoh Corp.(a)	223,000	$592,596
Toyo Seikan Kaisha Ltd.(a)	63,800	868,267
Toyoda Gosei Co., Ltd.(a)	26,300	416,512
Toyota Motor Corp.(a)	1,025,100	33,897,104
Toyota Tsusho Corp.(a)	93,700	1,651,639
UNY Co., Ltd.(a)	75,300	677,379
Wacoal Holdings Corp.(a)	45,000	596,646
Yamaguchi Financial Group, Inc.(a)	87,000	829,005
Yamaha Corp.(a)	65,600	599,147
Yamato Kogyo Co., Ltd.(a)	16,000	457,942
Yokohama Rubber Co., Ltd. (The)(a)	93,000	520,600

Total		268,896,502
NETHERLANDS 2.9%
Aegon NV(a)(b)	1,365,974	5,482,296
Akzo Nobel NV(a)	93,681	4,529,776
ING Groep NV-CVA(a)(b)	2,555,220	18,387,446
Koninklijke DSM NV(a)	125,628	5,828,998
Randstad Holding NV(a)	34,521	1,021,358
STMicroelectronics NV(a)	323,257	1,920,762

Total		37,170,636
NEW ZEALAND 0.1%
Fletcher Building Ltd.(a)	370,697	1,770,156
NORWAY 0.8%
Aker Solutions ASA(a)	75,815	797,973
Acergy SA(a)(b)	19,205	356,430
Archer Ltd.(a)(b)	51,817	139,488
Bw Offshore Ltd.(a)	70,846	111,940
DNB ASA(a)	219,779	2,151,544
Fred Olsen Energy ASA(a)	2,774	93,227
Marine Harvest ASA(a)	1,143,832	494,570
Norsk Hydro ASA(a)	429,520	1,992,172
Orkla ASA(a)	322,817	2,409,988
Petroleum Geo-Services ASA(a)(b)	95,419	1,044,195
Storebrand ASA(a)	36,713	190,905
Telenor ASA(a)	71,610	1,174,572

Total		10,957,004
PORTUGAL 0.2%
EDP-Energias de Portugal SA(a)	471,326	1,458,543
Portugal Telecom SGPS SA(a)	161,205	928,447

Total		2,386,990
SINGAPORE 0.6%
CapitaLand Ltd.(a)	1,683,000	2,864,210
Golden Agri-Resources Ltd.(a)	3,370,000	1,856,848
Indofood Agri Resources Ltd.(a)(b)	217,000	211,318
Keppel Land Ltd.(a)	13,000	22,222
Neptune Orient Lines Ltd.(a)	553,000	478,213
Overseas Union Enterprise Ltd.(a)	149,000	240,894
Singapore Airlines Ltd.(a)	348,000	2,723,279

Total		8,396,984
SPAIN 3.2%
Acciona SA(a)	7,879	680,472
Banco de Sabadell SA(a)	357,757	1,358,522
Banco Espanol de Credito SA(a)	37,650	181,514
Banco Popular Espanol SA(a)	368,624	1,679,363
Banco Santander SA(a)	4,499,606	34,184,631
CaixaBank(a)	133,620	656,299
EDP Renovaveis SA(a)(b)	43,382	265,464
Gas Natural SDG SA(a)	128,720	2,209,895

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	42

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

Issuer	Shares	Value
Common Stocks (continued)
SPAIN (cont.)
International Consolidated Airlines Group SA(a)(b)	294,935	$675,142

Total		41,891,302
SWEDEN 2.3%
Boliden AB(a)	272,506	3,979,462
Meda AB(a)	101,207	1,052,945
Nordea Bank AB(a)	905,928	7,009,636
Saab AB, Class B(a)	219,904	4,550,146
Skandinaviska Enskilda Banken AB(a)	9,980	56,556
Skandinaviska Enskilda Banken AB, Class A(a)	1,183,279	6,892,954
SSAB AB, Class B(a)	2,266	17,385
Svenska Cellulosa AB, Class B(a)	406,211	6,020,520
Svenska Cellulosa Ab-a Shs(a)	7,407	108,596

Total		29,688,200
SWITZERLAND 3.3%
Adecco SA(a)(b)	66,462	2,784,286
Alpiq Holding AG(a)	673	121,804
Aryzta AG(a)	29,583	1,429,861
Credit Suisse Group AG(a)(b)	5,478	128,712
Holcim Ltd.(a)(b)	130,292	6,970,268
Informa PLC(a)	526,209	2,952,553
Novartis AG, Registered Shares(a)	231,150	13,214,899
Sulzer AG(a)	5,928	633,633
Swiss Re AG(a)(b)	63,480	3,235,162
UBS AG, Registered Shares(a)(b)	891,813	10,614,787

Total		42,085,965
UNITED KINGDOM 21.6%
Anglo American PLC(a)	21,281	$786,245
Aviva PLC(a)	1,825,100	8,525,816
Barclays PLC(a)	4,687,900	12,816,983
BP PLC(a)	6,573,420	47,010,241
BP PLC, ADR(a)	250,723	10,715,901
British Land Co. PLC(a)	124,986	897,727
Carnival PLC, ADR(a)	78,298	2,578,353
Cookson Group PLC(a)	11,983	94,723
Eurasian Natural Resources Corp., PLC(a)	93,158	919,406
HSBC Holdings PLC, ADR(a)	1,176,322	44,817,868
Inchcape PLC(a)(b)	687,803	3,133,976
Investec PLC(a)	174,092	916,537
J Sainsbury PLC(a)	489,620	2,303,191
John Wood Group PLC(a)(b)	1,351	13,449
Kazakhmys PLC(a)	83,581	1,203,258
Kingfisher PLC(a)	948,304	3,692,099
Legal & General Group PLC(a)	95,893	153,092
Lloyds Banking Group PLC(a)(b)	25,636,300	10,313,603
Old Mutual PLC(a)	2,217,681	4,666,699
Resolution Ltd.(a)	516,909	2,018,138
Rexam PLC(a)	330,324	1,809,840
Royal Bank of Scotland Group PLC, ADR(a)(b)	190,848	1,215,702
Royal Dutch Shell PLC, Class A(a)	1,054,570	38,421,306
Stolt-Nielsen Ltd.(a)	2,969	59,570
Vodafone Group PLC(a)	9,549,600	26,531,816
Vodafone Group PLC, ADR(a)	1,237,555	34,688,666
WPP PLC(a)	455,905	4,782,678
WPP PLC, ADR(a)	6,517	340,383

Issuer	Shares	Value
Common Stocks (continued)
UNITED KINGDOM (cont.)
Xstrata PLC(a)	941,444	$14,298,972

Total		279,726,238
Total Common Stocks
(Cost: $1,374,560,250)		$1,282,026,415

	Shares	Value
Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.141%(c)(d)	4,519,410	$4,519,410
Total Money Market Funds
(Cost: $4,519,410)		$4,519,410
Total Investments
(Cost: $1,379,079,660)		$1,286,545,825
Other Assets & Liabilities, Net		9,071,301
Net Assets		$1,295,617,126

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2011:

Industry	Percentage of Net Assets	Value
Aerospace & Defense	0.4%	$5,373,776
Air Freight & Logistics	0.1	1,486,099
Airlines	0.6	8,126,416
Auto Components	1.3	17,058,495
Automobiles	5.1	65,724,259
Beverages	0.6	7,446,477
Building Products	1.3	16,563,546
Capital Markets	3.0	37,979,435
Chemicals	2.2	28,785,625
Commercial Banks	16.7	215,329,773
Commercial Services & Supplies	0.4	5,219,557
Communications Equipment	0.2	2,902,361
Computers & Peripherals	0.2	3,039,196
Construction & Engineering	1.4	17,473,056
Construction Materials	1.2	15,331,070
Consumer Finance	0.0	289,986
Containers & Packaging	0.2	2,678,107
Distributors	0.3	3,381,316
Diversified Financial Services	1.4	18,387,446
Diversified Telecommunication Services	3.9	49,754,602
Electric Utilities	2.0	26,330,620
Electrical Equipment	0.6	7,463,370
Electronic Equipment, Instruments & Components	0.7	9,515,628

The accompanying Notes to Financial Statements are an integral part of this statement.

43	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – DFA International Value Fund

Summary of Investments in Securities by Industry (continued)

Industry	Percentage of Net Assets	Value
Energy Equipment & Services	0.5%	$6,402,148
Food & Staples Retailing	1.7	22,197,719
Food Products	0.8	9,772,236
Gas Utilities	0.2	2,209,895
Health Care Providers & Services	0.2	2,326,731
Hotels, Restaurants & Leisure	0.4	5,125,362
Household Durables	2.2	27,716,818
Independent Power Producers & Energy Traders	0.2	2,470,217
Industrial Conglomerates	0.9	11,373,001
Insurance	5.9	76,285,945
IT Services	0.2	2,345,288
Leisure Equipment & Products	0.1	1,582,690
Machinery	0.4	4,618,243
Marine	0.9	11,171,246
Media	1.4	18,260,361
Metals & Mining	8.2	105,377,070
Multiline Retail	0.6	7,396,103
Multi-Utilities	1.8	23,524,815
Office Electronics	0.4	5,204,462
Oil, Gas & Consumable Fuels	15.2	196,153,046
Paper & Forest Products	0.9	11,160,104
Pharmaceuticals	2.5	31,641,601
Professional Services	0.3	3,805,644
Real Estate Investment Trusts (REITs)	0.1	897,728
Real Estate Management & Development	0.9	11,150,738
Road & Rail	0.8	9,955,651
Semiconductors & Semiconductor Equipment	0.4	4,656,235
Specialty Retail	0.3	4,172,249
Textiles, Apparel & Luxury Goods	0.0	611,823
Tobacco	0.3	3,343,487
Trading Companies & Distributors	2.3	28,969,664
Transportation Infrastructure	0.3	3,287,397
Wireless Telecommunication Services	4.8	61,220,483
Other(1)	0.3	4,519,409
Total		$1,286,545,825

(1)	Includes Cash Equivalents.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
J.P. Morgan Securities, Inc.	January 4, 2012	73,417 (USD	)	69,091 (CHF	)	$138	$—
J.P. Morgan Securities, Inc.	January 3, 2012	274,619 (USD	)	356,575 (SGD	)	294
Total						$432	$—

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,282,026,414 or 98.95% of net assets.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	44

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

Notes to Portfolio of Investments (continued)

(d)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$33,511,746	$541,057,215	$(570,049,551)	$—	$4,519,410	$42,697	$4,519,410

Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CHF	Swiss Franc
SGD	Singapore Dollar
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

45	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – DFA International Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	46

Portfolio of Investments (continued)

Variable Portfolio – DFA International Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$16,799,053	$134,230,423	$—	$151,029,476
Consumer Staples	4,745,412	38,014,507	—	42,759,919
Energy	78,918,008	123,637,187	—	202,555,195
Financials	62,507,670	297,813,379	—	360,321,049
Health Care	—	33,968,332	—	33,968,332
Industrials	1,027,694	132,038,264	—	133,065,958
Information Technology	2,328,775	27,155,105	—	29,483,880
Materials	35,457,160	127,381,693	—	162,838,853
Telecommunication Services	35,432,540	76,035,667	—	111,468,207
Utilities	2,204,753	52,330,793	—	54,535,546
Total Equity Securities	239,421,065	1,042,605,350	—	1,282,026,415
Other
Money Market Funds	4,519,410	—	—	4,519,410
Total Other	4,519,410	—	—	4,519,410
Investments in Securities	243,940,475	1,042,605,350	—	1,286,545,825
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	432	—	432
Total	$243,940,475	$1,042,605,782	$—	$1,286,546,257

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

47	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 96.7%
Aerospace & Defense 1.6%
DAE Aviation Holdings, Inc. Tranche B1 Term Loan(a)(b)
07/31/14	5.430%	$3,047,651	$2,971,460
Ducommun, Inc. Term Loan(a)(b)
06/28/17	5.500%	597,000	585,060
IAP Worldwide Services, Inc. 1st Lien Term Loan(a)(b)
12/30/12	9.250%	3,863,040	3,611,942
Standard Aero Ltd. Tranche B2 Term Loan(a)(b)
07/31/14	5.430%	2,913,088	2,840,261
TASC, Inc. Tranche B Term Loan(a)(b)
12/18/15	4.500%	1,589,180	1,578,580
TransDigm, Inc. 1st Lien Term Loan(a)(b)
02/14/17	4.000%	2,972,481	2,944,629
Wyle Services Corp. 1st Lien Term Loan(a)(b)
03/26/17	5.750%	700,363	681,103

Total			15,213,035
Automotive 4.1%
Allison Transmission, Inc. Term Loan(a)(b)
08/07/14	2.780%	8,125,022	7,902,722
Chrysler Group LLC(a)(b) Tranche B Term Loan
05/24/17	6.000%	5,089,750	4,805,996
Chrysler Group LLC(a)(b)(c) Tranche B Term Loan
TBD	TBD	987,244	932,205
Delphi Corp. Tranche B Term Loan(a)(b)
03/31/17	3.500%	2,034,211	2,024,040
Federal-Mogul Corp.(a)(b) Tranche B Term Loan
12/29/14	2.209%	4,560,542	4,208,514
Tranche C Term Loan
12/28/15	2.216%	2,326,807	2,147,201
Fram Group/Prestone Holdings, Inc. 1st Lien Term Loan(a)(b)
07/29/17	6.500%	473,813	472,827
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b)
04/30/14	1.930%	8,000,000	7,720,000
Metaldyne LLC Term Loan(a)(b)
05/18/17	5.250%	2,630,125	2,587,386
TI Group Automotive Systems LLC Term Loan(a)(b)(d)
07/29/16	9.500%	994,962	989,987
Tenneco, Inc. Tranche B Term Loan(a)(b)
06/03/16	4.796%	1,970,000	1,963,440

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Automotive (cont.)
Veyance Technologies, Inc. Term Loan(a)(b)
07/31/14	2.800%	$1,726,892	$1,597,375
Veyance Technoloiges, Inc. Delayed Draw Term Loan(a)(b)
07/31/14	2.800%	247,343	228,792

Total			37,580,485
Brokerage 1.4%
Grosvenor Capital Management Holdings LLLP Tranche C Term Loan(a)(b)
12/05/16	4.313%	1,083,660	1,032,186
LPL Holdings, Inc.(a)(b) Term Loan
06/25/15	4.250%	2,861,609	2,858,032
06/28/17	5.250%	1,883,892	1,879,183
Nuveen Investments, Inc.(a)(b) 1st Lien Term Loan
11/13/14	3.514%	3,344,640	3,187,876
05/13/17	6.013%	3,905,360	3,745,240
Nuveen Investments, Inc.(a)(b)(c) Tranche B Term Loan
TBD	TBD	575,000	565,415

Total			13,267,932
Building Materials 0.4%
Beacon Sales Acquisition, Inc. Tranche B Term Loan(a)(b)
09/30/13	2.346%	897,561	863,346
Goodman Global, Inc. 1st Lien Term Loan(a)(b)
10/28/16	5.750%	2,733,128	2,728,017

Total			3,591,363
Chemicals 5.4%
Arizona Chemical Tranche B Term Loan(a)(b)(c)
TBD	TBD	1,550,000	1,539,832
Ashland, Inc. Tranche B Term Loan(a)(b)
08/23/18	3.750%	2,467,487	2,471,188
Chemtura Corp. Term Loan(a)(b)
08/29/16	5.500%	600,000	601,500
General Chemical Corp. Tranche B Term Loan(a)(b)
10/06/15	5.002%	485,316	480,948
Houghton International, Inc. Tranche B1 Term Loan(a)(b)
01/29/16	6.750%	815,275	809,503
Huntsman International LLC(a)(b) Tranche B Term Loan
04/19/14	1.925%	504,601	490,306
04/19/17	2.883%	1,375,819	1,314,402
Tranche C Term Loan
06/30/16	2.593%	3,521,680	3,348,518
Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Chemicals (cont.)
Husky Injection Molding Systems Ltd.(a)(b) Term Loan
06/29/18	6.500%	$997,500	$993,141
Husky Injection Molding Systems Ltd.(a)(b)(c) Term Loan
TBD	TBD	1,033,388	1,028,872
Ineos U.S. Finance LLC(a)(b)(d) Tranche B2 Term Loan
12/16/13	7.501%	4,028,935	4,083,325
Tranche C2 Term Loan
12/16/14	8.001%	4,322,762	4,402,733
Matrix Acquisition Corp. Tranche B Term Loan(a)(b)
04/12/14	2.296%	2,296,540	2,232,811
Momentive Performance Materials Tranche B1B Term Loan(a)(b)
05/05/15	3.813%	981,912	933,631
Momentive Specialty Chemicals, Inc.(a)(b) Tranche C1A Term Loan
05/05/13	2.625%	690,106	663,192
Tranche C1B Term Loan
05/05/15	4.063%	2,746,356	2,648,531
Tranche C2A Term Loan
05/05/13	2.875%	296,028	284,483
Tranche C2B Term Loan
05/05/15	4.375%	1,164,052	1,122,589
Tranche C4B Term Loan
05/05/15	4.188%	974,123	927,852
Tranche C7B Term Loan
05/05/15	4.375%	934,804	888,064
Norit Holding BV Term Loan(a)(b)(d)
07/10/17	6.750%	1,396,500	1,403,482
Omnova Solutions, Inc. Term Loan(a)(b)
05/31/17	5.750%	2,450,250	2,401,245
Rockwood Specialties Group, Inc. Term Loan(a)(b)
02/09/18	3.500%	2,313,375	2,318,788
Solutia, Inc. Tranche 1 Term Loan(a)(b)
08/01/17	3.500%	2,743,382	2,739,377
Styron SARL(a)(b)(d) Term Loan
08/02/17	6.000%	3,861,000	3,327,719
SunCoke Energy, Inc. Tranche B Term Loan(a)(b)
07/26/18	4.002%	572,125	562,113
Univar, Inc. Tranche B Term Loan(a)(b)
06/30/17	5.000%	6,446,165	6,197,408

Total			50,215,553
Construction Machinery 0.4%
Brock Holdings III, Inc. 1st Lien Term Loan(a)(b)
03/16/17	6.000%	2,238,112	2,164,255

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	48

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Construction Machinery (cont.)
Manitowoc Co., Inc. (The) Tranche B Term Loan(a)(b)
11/13/17	4.250%	$622,500	$607,715
Terex Corp. Term Loan(a)(b)
04/28/17	5.500%	798,000	801,240

Total			3,573,210
Consumer Cyclical Services 3.4%
Brickman Group Holdings, Inc. Tranche B Term Loan(a)(b)
10/14/16	7.250%	2,004,750	2,003,086
Instant Web, Inc.(a)(b) Delayed Draw Term Loan
08/07/14	3.671%	165,832	155,467
Term Loan
08/07/14	3.671%	1,590,826	1,491,400
KAR Auction Services, Inc. Term Loan(a)(b)
05/19/17	5.000%	3,134,250	3,085,920
Live Nation Entertainment, Inc. Tranche B Term Loan(a)(b)
11/07/16	4.500%	4,919,900	4,873,800
Protection One, Inc. Term Loan(a)(b)
06/04/16	6.000%	3,457,692	3,405,827
Realogy Corp. Delayed Draw Term B Loan(a)(b)
10/10/13	3.441%	1,989,950	1,846,932
Sabre, Inc. Term Loan(a)(b)
09/30/14	2.333%	6,945,702	5,728,259
ServiceMaster Co. (The)(a)(b) Delayed Draw Term Loan
07/24/14	2.800%	178,562	169,996
Term Loan
07/24/14	2.834%	1,793,055	1,707,042
Travelport LLC(a)(b) Delayed Draw Term Loan
08/21/15	4.869%	3,479,203	2,890,348
Tranche S Term Loan
08/23/15	5.079%	513,013	426,186
West Corp.(a)(b) Tranche B2 Term Loan
10/24/13	2.748%	257,060	254,397
Tranche B4 Term Loan
07/15/16	4.680%	2,935,630	2,911,499
Tranche B5 Term Loan
07/15/16	4.584%	625,206	620,067

Total			31,570,226
Consumer Products 2.3%
Affinion Group, Inc. Tranche B Term Loan(a)(b)
10/09/16	5.000%	4,912,584	4,376,277
Amscan Holdings, Inc. Term Loan(a)(b)
12/02/17	6.750%	1,357,812	1,346,950
NBTY, Inc. Tranche B1 Term Loan(a)(b)
10/01/17	4.250%	7,154,186	7,064,758
Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Consumer Products (cont.)
National Bedding Co. LLC Term Loan(a)(b)
11/28/13	4.130%	$1,755,706	$1,740,344
Prestige Brands, Inc. Term Loan(a)(b)
03/24/16	4.750%	683,057	681,349
Spectrum Brands, Inc. Term Loan(a)(b)
06/17/16	5.002%	3,466,808	3,460,013
Visant Corp. Tranche B Term Loan(a)(b)
12/22/16	5.260%	2,262,872	2,117,392

Total			20,787,083
Diversified Manufacturing 2.7%
Acosta, Inc. Tranche B Term Loan(a)(b)
03/01/18	4.750%	4,546,155	4,432,501
Altegrity, Inc.(a)(b) Term Loan
02/21/15	3.037%	1,977,188	1,828,899
Tranche D Term Loan
02/21/15	7.750%	627,416	621,142
BakerCorp International, Inc. Term Loan(a)(b)
06/01/18	5.000%	1,920,188	1,898,106
Brand Energy & Infrastructure Services, Inc.(a)(b) Tranche B 1st Lien Term Loan
02/07/14	2.874%	992,314	784,921
Tranche B2 1st Lien Term Loan
02/07/14	3.805%	1,984,638	1,642,288
Colfax Corp. Tranche B Term Loan(a)(b)(c)
TBD	TBD	1,525,000	1,524,527
N.E.W. Holdings I, LLC Term Loan(a)(b)
03/23/16	6.000%	2,633,368	2,416,115
Pelican Products, Inc. Term Loan(a)(b)
03/07/17	5.000%	693,000	683,762
RGIS Services LLC(a)(b) Delayed Draw Term Loan
04/30/14	3.081%	68,702	66,469
Tranche B Term Loan
04/30/14	3.081%	1,845,861	1,785,871
Tomkins LLC/Inc. Tranche B1 Term Loan(a)(b)(d)
09/29/16	4.250%	6,371,028	6,340,511
U.S. Security Associates Holdings, Inc.(a)(b) Tranche B Term Loan
07/28/17	6.000%	688,799	678,811
U.S. Security Associates Holdings, Inc.(a)(b)(c)(e) Delayed Draw Term Loan
TBD	TBD	134,475	132,525
Unifrax Corp. Tlb 5.5(a)(b)
11/28/18	7.000%	425,000	425,799

Total			25,262,247
Electric 2.1%
AES Corp. (The) Term Loan(a)(b)
06/01/18	4.250%	$1,985,000	$1,975,829
Calpine Corp.(a)(b) Term Loan
04/01/18	4.500%	6,128,687	5,995,879
04/01/18	4.500%	1,094,500	1,070,782
Dynegy Midwest Generation LLC Term Loan(a)(b)
08/05/16	9.250%	573,563	575,983
Dynegy Power LLC Term Loan(a)(b)
08/05/16	9.250%	1,072,312	1,083,926
Equipower Resources Holdings LLC Tranche B Term Loan(a)(b)
01/26/18	5.750%	530,011	498,210
Invenergy Wind Llc Tlb 7.5(a)(b)
11/22/17	9.000%	825,000	812,625
NRG Energy, Inc. Term Loan(a)(b)
07/01/18	4.000%	5,099,375	5,078,365
Texas Competitive Electric Holdings Co. LLC Term Loan(a)(b)
10/10/17	4.776%	3,815,974	2,408,147

Total			19,499,746
Entertainment 4.2%
AMC Entertainment, Inc. Tranche B2 Term Loan(a)(b)
12/15/16	3.546%	3,934,643	3,842,179
Bombardier Recreational Products, Inc. Term Loan(a)(b)(d)
06/28/13	2.899%	1,991,212	1,934,323
Carmike Cinemas, Inc. Term Loan(a)(b)
01/27/16	5.500%	803,045	794,155
Cedar Fair LP(a)(b) Term Loan
12/15/17	4.000%	3,274,415	3,265,378
Cinedigm Digital Funding I LLC Term Loan(a)(b)
04/29/16	5.250%	1,758,978	1,706,208
Cinemark U.S.A., Inc. Term Loan(a)(b)
04/30/16	3.623%	6,864,725	6,811,936
ClubCorp Club Operations, Inc. Tranche B Term Loan(a)(b)
11/30/16	6.000%	3,054,194	3,031,287
Regal Cinemas Corp. Term Loan(a)(b)
08/23/17	3.579%	7,227,000	7,151,695
Seaworld Parks & Entertainment, Inc. Tranche B Term Loan(a)(b)
08/17/17	4.000%	5,561,373	5,522,444
Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b)
12/20/18	4.250%	2,450,000	2,435,178
Town Sports International LLC Term Loan(a)(b)
05/11/18	7.000%	2,069,750	2,033,529

Total			38,528,312

The accompanying Notes to Financial Statements are an integral part of this statement.

49	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Food and Beverage 6.2%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan(a)(b)
12/18/17	5.250%	$2,772,000	$2,723,490
Aramark Corp.(a)(b) 1st Letter of Credit
01/26/14	0.145%	286,406	280,767
2nd Letter of Credit
07/26/16	0.145%	237,307	231,206
Term Loan
01/26/14	2.454%	3,555,280	3,485,276
Tranche B Term Loan
07/26/16	3.829%	3,608,407	3,515,635
Darling International, Inc. Term Loan(a)(b)
12/17/16	5.750%	100,000	100,083
Dean Foods Co. Tranche B Term Loan(a)(b)
04/02/14	2.080%	3,770,849	3,593,091
Del Monte Foods Co. Term Loan(a)(b)
03/08/18	4.500%	9,155,247	8,674,596
Dole Food Co., Inc. Tranche B2 Term Loan(a)(b)
07/08/18	5.043%	1,088,281	1,081,251
Dunkin’ Brands, Inc. Tranche B2 Term Loan(a)(b)
11/23/17	4.000%	6,608,551	6,493,562
Earthbound Holdings III LLC(a)(b) Term Loan
12/21/16	5.500%	668,250	651,129
High Liner Foods, Inc. Term Loan(a)(b)
12/19/17	7.750%	750,000	735,000
JBS U.S.A. LLC Term Loan(a)(b)
05/25/18	4.250%	6,094,375	5,911,544
Michael Foods Group, Inc. Tranche B Term Loan(a)(b)
02/25/18	4.250%	1,925,767	1,901,695
Pierre Foods, Inc. 1st Lien Term Loan(a)(b)
09/30/16	7.001%	2,060,478	2,052,113
Pinnacle Foods Finance LLC(a)(b) Term Loan
04/02/14	2.797%	4,329,539	4,225,760
Tranche D Term Loan
04/02/14	6.008%	601,888	601,888
Sagittarius Restaurants LLC Term Loan(a)(b)
05/18/15	7.514%	407,344	402,252
Solvest Ltd. Tranche C2 Term Loan(a)(b)
07/08/18	5.029%	2,021,094	2,008,038
U.S. Foodservice, Inc. Term Loan(a)(b)
07/03/14	2.795%	2,472,828	2,291,496
WM. Bolthouse Farms, Inc. 1st Lien Term Loan(a)(b)
02/11/16	5.504%	4,321,925	4,302,130
Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Food and Beverage (cont.)
Windsor Quality Food Co., Ltd. Tranche B Term Loan(a)(b)
02/16/17	5.000%	$1,914,000	$1,784,805

Total			57,046,807
Gaming 1.0%
Ameristar Casinos, Inc. Tranche B Term Loan(a)(b)
04/16/18	4.000%	1,141,375	1,136,387
Caesars Entertainment Operating Co., Inc.(a)(b) Tranche B1 Term Loan
01/28/15	3.418%	2,000,000	1,733,760
Tranche B3 Term Loan
01/28/15	3.420%	3,945,096	3,419,924
Isle of Capri Casinos, Inc. Term Loan(a)(b)
11/01/13	4.750%	1,017,312	1,007,516
Las Vegas Sands LLC(a)(b) Tranche B Term Loan
05/23/14	1.930%	1,645,741	1,613,517
Tranche I Delayed Draw Term Loan
05/23/14	1.930%	329,148	322,704

Total			9,233,808
Gas Distributors 0.5%
Obsidian Natural Gas Trust Term Loan(a)(b)
11/02/15	7.000%	4,222,743	4,201,629
Health Care 11.6%
1-800 Contacts, Inc. Term Loan(a)(b)
03/04/15	7.700%	1,345,593	1,322,045
Alere, Inc.(a)(b) Tranche B Term Loan
06/30/17	4.500%	675,000	660,238
06/30/17	4.500%	2,693,250	2,631,817
Alliance HealthCare Services, Inc. Term Loan(a)(b)
06/01/16	7.250%	1,843,261	1,599,029
Bausch & Lomb, Inc.(a)(b) Delayed Draw Term Loan
04/24/15	3.546%	789,579	769,618
Term Loan
04/24/15	3.767%	3,235,551	3,153,756
Biomet, Inc. Term Loan(a)(b)
03/25/15	3.473%	7,856,410	7,648,215
Bright Horizons Family Solutions, Inc. Tranche B Term Loan(a)(b)
05/28/15	4.300%	1,967,255	1,934,461
CRC Health Corp. Tranche B2 Term Loan(a)(b)
11/16/15	5.079%	2,489,847	2,240,862
Community Health Systems, Inc.(a)(b) Delayed Draw Term Loan
07/25/14	2.546%	371,867	359,782
Term Loan
07/25/14	2.757%	7,203,188	6,969,085
01/25/17	3.965%	2,904,439	2,803,103
Health Care (cont.)
ConvaTec, Inc. Term Loan(a)(b)
12/22/16	5.750%	$1,608,750	$1,589,654
DJO Finance LLC Term Loan(a)(b)
05/20/14	3.296%	2,696,821	2,583,905
DaVita, Inc. Tranche B Term Loan(a)(b)
10/20/16	4.500%	2,598,750	2,597,451
Emergency Medical Services Corp. Term Loan(a)(b)
05/25/18	5.250%	2,989,962	2,905,257
Fresenius SE(a)(b)(d) Tranche D1 Term Loan
09/10/14	3.500%	2,298,761	2,287,267
Tranche D2 Term Loan
09/10/14	3.500%	1,603,974	1,595,954
HCA, Inc.(a)(b) Tranche A2 Term Loan
05/02/16	2.796%	962,500	902,498
Tranche B2 Term Loan
03/31/17	3.829%	6,000,000	5,684,160
Tranche B3 Term Loan
05/01/18	3.546%	4,000,000	3,782,000
Hanger Orthopedic Group, Inc. Tranche C Term Loan(a)(b)
12/01/16	4.010%	1,984,962	1,903,916
Harrington Holdings, Inc. Term Loan(a)(b)
10/01/16	6.750%	880,654	867,444
Health Management Associates, Inc. Tranche B Term Loan(a)(b)
11/16/18	4.500%	1,475,000	1,466,445
IMS Health, Inc. Tranche B Term Loan(a)(b)
08/26/17	4.500%	4,960,988	4,940,847
Immucor, Inc. Tranche B Term Loan(a)(b)
08/19/18	7.250%	822,938	826,641
Inventiv Health, Inc.(a)(b) Term Loan
08/04/16	6.500%	2,755,184	2,631,201
Tranche B3 Term Loan
05/15/18	6.750%	1,439,125	1,374,364
Inventiv Health, Inc.(a)(b)(c) Term Loan
TBD	TBD	981,130	936,979
Kindred HealthCare, Inc. Term Loan(a)(b)
06/01/18	5.250%	2,014,875	1,869,643
MedAssets, Inc. Term Loan(a)(b)
11/16/16	5.250%	2,574,309	2,558,863
MedPace IntermediateCo, Inc. Trance B Term Loan(a)(b)
06/19/17	6.500%	995,000	935,300
MultiPlan, Inc. Tranche B Term Loan(a)(b)
08/26/17	4.750%	5,837,253	5,540,545
Onex Carestream Finance LP Term Loan(a)(b)
02/25/17	5.000%	1,513,340	1,354,091

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	50

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Health Care (cont.)
Prime Healthcare Services, Inc. Tranche B Term Loan(a)(b)
04/28/15	7.250%	$2,158,441	$2,072,103
Quintiles Transnational Corp.(a)(b) Tranche B Term Loan
06/08/18	5.000%	5,795,875	5,671,264
Radnet Management, Inc. Tranche B Term Loan (a)(b)
04/06/16	5.751%	1,972,425	1,865,578
Renal Advantage Holdings, Inc. Tranche B Term Loan(a)(b)
12/17/16	5.750%	1,658,250	1,654,801
Res-Care, Inc. Tranche B Term Loan(a)(b)
12/22/16	7.250%	2,578,466	2,436,651
Select Medical Corp. Tranche B Term Loan(a)(b)
06/01/18	5.500%	3,283,500	3,117,683
Universal Health Services, Inc. Tranche B Term Loan(a)(b)
11/15/16	3.750%	2,721,715	2,709,549
Vanguard Health Holding Co. II LLC Term Loan(a)(b)
01/29/16	5.000%	4,935,380	4,853,403

Total			107,607,468
Independent Energy 0.5%
Buffalo Gulf Coast Term Tl 6.0(a)(b)
10/31/17	7.500%	648,375	648,375
MEG Energy Corp. Term Loan(a)(b)(d)
03/18/18	4.000%	3,815,438	3,795,178

Total			4,443,553
Integrated Energy 0.3%
Gibson Energy ULC Term Loan(a)(b)(d)
06/15/18	5.750%	2,338,250	2,328,897
Life Insurance 0.6%
Alliant Holdings I, Inc.(a)(b) Term Loan
08/21/14	3.579%	2,824,646	2,738,155
Tranche D Term Loan
08/21/14	6.750%	974,456	968,366
CNO Financial Group, Inc. Tranche B1 Term Loan(a)(b)
09/30/16	6.250%	1,616,326	1,610,265

Total			5,316,786
Media Cable 5.5%
Atlantic Broadband Finance LLC Tranche B Term Loan(a)(b)
03/08/16	4.000%	1,094,229	1,069,838
Bresnan Broadband Holdings LLC Tranche B Term Loan(a)(b)
12/14/17	4.500%	2,128,500	2,100,127
CSC Holdings LLC(a)(b) Tranche B2 Term Loan
03/29/16	3.544%	1,724,149	1,695,062
Media Cable (cont.)
Tranche B3 Term Loan
03/29/16	3.294%	$5,904,874	$5,737,885
Cequel Communications LLC Term Loan(a)(b)
11/05/13	2.274%	7,901,501	7,793,961
Charter Communications Operating LLC(a)(b) Tranche B1 Term Loan
03/06/14	2.300%	41,022	40,612
Tranche C Term Loan
09/06/16	3.830%	9,351,916	9,128,311
Crown Media Holdings, Inc. Tranche B Term Loan(a)(b)
07/14/18	5.750%	572,125	562,113
DG FastChannel, Inc. Term Loan(a)(b)
07/26/18	5.750%	1,840,750	1,800,879
Insight Midwest Holdings LLC Tranche B Term Loan(a)(b)
04/07/14	2.020%	2,572,839	2,535,328
MCC Iowa LLC Tranche F Term Loan(a)(b)
10/23/17	4.500%	2,955,000	2,864,518
Mediacom Illinois LLC Tranche E Term Loan(a)(b)
10/23/17	4.500%	4,927,469	4,746,778
Midcontinent Communications Tranche B Term Loan(a)(b)
12/31/16	4.000%	987,503	972,059
TWCC Holding Corp. Term Loan(a)(b)
02/11/17	4.250%	5,875,600	5,848,043
UPC Financing Partnership(a)(b)(d) Tranche T Term Loan
12/30/16	3.872%	1,578,393	1,513,285
Tranche X Term Loan
12/31/17	3.770%	2,500,000	2,381,250
Upc Broadband Holding Tlab 3.5(a)(b)(d)
12/31/17	4.750%	425,000	415,438

Total			51,205,487
Media Non-Cable 6.0%
AMC Networks, Inc. Tranche B Term Loan(a)(b)
12/31/18	4.000%	1,542,250	1,516,232
Catalina Marketing Corp. Term Loan(a)(b)
10/01/14	3.046%	986,373	939,520
Cengage Learning Acquisitions, Inc. Term Loan(a)(b)
07/03/14	2.550%	2,958,829	2,513,348
Cumulus Media Holdings, Inc. 1st Lien Term Loan(a)(b)
09/16/18	5.750%	6,775,000	6,632,251
Deluxe Entertainment Services Group, Inc.(a)(b) Tranche A Credit-Linked Deposit
05/13/13	6.250%	124,267	122,947
Tranche B Term Loan
05/13/13	6.250%	1,690,028	1,672,080
FoxCo Acquisition Sub. LLC Term Loan(a)(b)
07/14/15	4.750%	1,833,147	1,787,300
Media Non-Cable (cont.)
Getty Images, Inc. Term Loan(a)(b)
11/07/16	5.250%	$4,658,273	$4,656,316
Intelsat Jackson Holdings SA Tranche B Term Loan(a)(b)(d)
04/02/18	5.250%	9,954,987	9,867,881
LIN Television Corp. Term Loan(a)(b)
12/21/18	5.000%	675,000	672,469
Lodgenet Interactive Corp. Term Loan(a)(b)
04/04/14	6.500%	1,565,808	1,346,595
National CineMedia LLC Term Loan(a)(b)
02/13/15	2.050%	3,034,483	2,916,897
Nelson Education Ltd. 1st Lien Term Loan(a)(b)
07/04/14	3.079%	1,422,171	1,130,626
Nielsen Finance LLC(a)(b) Tranche A Term Loan
08/09/13	2.276%	4,215,537	4,153,063
Tranche B Term Loan
05/02/16	4.026%	1,969,981	1,927,292
Tranche C Term Loan
05/02/16	3.526%	2,477,368	2,418,530
Raycom TV Broadcasting LLC Tranche B Term Loan(a)(b)
05/31/17	4.500%	970,125	923,239
Sinclair Television Group, Inc. Tranche B Term Loan(a)(b)(c)
TBD	TBD	850,000	846,353
Univision Communications, Inc.(a)(b) 1st Lien Term Loan
03/31/17	4.546%	5,838,989	5,188,351
Term Loan
09/29/14	2.296%	874,148	832,626
Zuffa LLC Term Loan(a)(b)
06/19/15	2.313%	3,758,928	3,580,378

Total			55,644,294
Metals 1.8%
Fairmount Minerals, Ltd. Tranche B Term Loan(a)(b)
03/15/17	5.250%	7,645,750	7,599,340
JMC Steel Group, Inc. Term Loan(a)(b)
04/01/17	4.750%	2,233,125	2,205,211
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(a)(b)
05/18/14	2.046%	389,946	382,148
Novelis, Inc.(a)(b)(d) Term Loan
03/10/17	3.750%	1,984,962	1,948,578
Tranche B2 Term Loan
03/10/17	3.750%	773,063	754,702
Walter Energy, Inc. Tranche B Term Loan(a)(b)
04/02/18	4.000%	4,213,748	4,167,650

Total			17,057,629

The accompanying Notes to Financial Statements are an integral part of this statement.

51	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Non-Captive Diversified 0.2%
International Lease Finance Corp.(a)(b) Tranche 1 Term Loan
03/17/15	6.750%	$2,000,000	$2,000,500
Tranche 2 Term Loan
03/17/16	7.000%	115,385	115,577

Total			2,116,077
Oil Field Services 0.6%
Frac Tech Services Term Loan(a)(b)
05/06/16	6.250%	5,237,085	5,155,543
Other Financial Institutions 1.1%
Asset Acceptance Capital Tlb 7.25(a)(b)
11/14/17	8.750%	1,475,000	1,408,625
Citco III Ltd. Term Loan(a)(b)
06/29/18	6.250%	1,815,875	1,731,128
Drumm Investors Llc Tl 3.75(a)(b)
05/04/18	5.000%	1,994,867	1,735,535
HarbourVest Partners LP Term Loan(a)(b)
12/19/16	6.250%	1,029,990	1,026,776
MIP Delaware LLC Term Loan(a)(b)
07/12/18	5.500%	1,030,232	1,025,730
Mercury Payment Systems LLC Term Loan(a)(b)
07/01/17	6.500%	746,250	742,519
Vantiv LLC Tranche B1 1st Lien Term Loan(a)(b)
11/03/16	4.500%	2,156,702	2,146,997

Total			9,817,310
Other Industry 2.8%
Allied Security Holdings LLC 1st Lien Term Loan(a)(b)
02/03/17	5.000%	1,563,188	1,557,326
Ascend Learning LLC 1st Lien Term Loan(a)(b)
12/06/16	7.102%	992,485	963,415
BarBri, Inc. Term Loan(a)(b)
06/19/17	6.000%	825,000	820,875
Education Management LLC Tranche C Term Loan(a)(b)
06/03/13	2.375%	3,649,231	3,440,714
Laureate Education, Inc. Term Loan(a)(b)
06/15/18	5.250%	4,696,524	4,297,320
Meritas Schools Holdings LLC 1st Lien Term Loan(a)(b)
07/29/17	7.500%	1,389,679	1,354,937
RE/MAX International LLC Term Loan(a)(b)
04/16/16	5.500%	1,236,374	1,217,828
Rexnord LLC/RBS Global, Inc.(a)(b) Tranche B1 Term Loan
07/19/13	2.894%	6,355,415	6,249,470
Tranche B2 Term Loan
07/19/13	2.563%	803,842	786,005
Other Industry (cont.)
SRAM LLC 1st Lien Term Loan(a)(b)
06/07/18	4.761%	$1,437,180	$1,429,994
Sensus U.S.A., Inc. 1st Lien Term Loan(a)(b)
05/09/17	4.750%	719,563	711,165
SymphonyIRI Group/Holdings, Inc. Term Loan(a)(b)
12/01/17	5.000%	1,492,500	1,476,948
TriMas Co. LLC Tranche B Term Loan(a)(b)
06/21/17	4.250%	1,194,000	1,183,553

Total			25,489,550
Other Utility 0.1%
BRSP LLC Term Loan(a)(b)
06/24/14	7.500%	1,174,665	1,171,729
Packaging 2.6%
BWay Holding Co. Tranche B Term Loan(a)(b)
02/23/18	4.500%	2,789,078	2,743,755
Berry Plastics Holding Corp. Tranche C Term Loan(a)(b)
04/03/15	2.278%	4,146,275	3,947,254
Consolidated Container Co. LLC 1st Lien Term Loan(a)(b)
03/28/14	2.563%	980,164	910,857
Graphic Packaging International, Inc. Term Loan(a)(b)
05/16/14	3.136%	5,180,448	5,158,846
ICL Industrial Containers ULC Tranche C Term Loan(a)(b)
02/23/18	4.500%	257,104	252,926
Reynolds Group Holdings, Inc.(a)(b) Tranche B Term Loan
02/09/18	6.500%	6,799,115	6,749,550
Tranche C Term Loan
08/09/18	6.500%	3,182,414	3,159,118
Sealed Air Corp. Tranche B Term Loan(a)(b)
10/03/18	4.750%	740,625	746,920
Tricorbraun, Inc. Tranche B Term Loan(a)(b)
07/31/13	2.524%	216,227	209,740

Total			23,878,966
Pharmaceuticals 2.2%
Axcan Intermediate Holdings, Inc. Term Loan(a)(b)
02/10/17	5.500%	990,000	945,450
Capsugel Holdings U.S., Inc. Term Loan(a)(b)
08/01/18	5.250%	1,471,313	1,471,548
Catalent Pharma Solutions, Inc. Term Loan(a)(b)
04/10/14	2.546%	1,974,160	1,890,258
Endo Pharmaceuticals Holdings, Inc. Tranche B Term Loan(a)(b)
06/17/18	4.000%	1,064,321	1,063,161
Pharmaceuticals (cont.)
Grifols, Inc. Tranche B Term Loan(a)(b)
06/01/17	6.000%	$6,293,375	$6,272,733
Pharmaceutical Product Development, Inc. Term Loan(a)(b)
12/05/18	6.250%	2,225,000	2,208,668
VWR Funding, Inc. Term Loan(a)(b)
06/30/14	2.796%	1,989,280	1,881,859
Warner Chilcott Co., LLC Tranche A Term Loan(a)(b)(d)
03/17/16	3.750%	1,388,000	1,374,467
Warner Chilcott Corp.(a)(b)(d) Tranche B1 Term Loan
03/15/18	4.250%	1,361,143	1,339,664
Tranche B2 Term Loan
03/15/18	4.250%	680,571	669,832
Tranche B3 Term Loan
03/15/18	4.250%	935,786	921,019

Total			20,038,659
Property & Casualty 1.4%
Asurion LLC 1st Lien Term Loan(a)(b)
05/24/18	5.500%	7,198,956	7,042,955
HUB International Ltd.(a)(b) Delayed Draw Term Loan
06/13/14	3.079%	180,234	171,842
Term Loan
06/13/14	3.079%	801,783	764,452
06/13/14	6.750%	2,947,236	2,923,039
USI Holdings Corp.(a)(b) Tranche B Term Loan
05/05/14	2.800%	493,540	467,629
Tranche C Term Loan
05/05/14	7.000%	1,964,824	1,936,982

Total			13,306,899
Refining 0.3%
CITGO Petroleum Corp.(a)(b) Tranche B Term Loan
06/24/15	8.000%	353,571	352,688
Tranche C Term Loan
06/24/17	9.000%	2,265,500	2,297,058

Total			2,649,746
REITs 0.1%
CB Richard Ellis Services, Inc. (a)(b) Tranche C Term Loan
03/04/18	3.546%	716,400	699,837
Tranche D Term Loan
09/04/19	3.776%	676,600	660,957

Total			1,360,794
Restaurants 2.2%
Burger King Corp. Tranche B Term Loan(a)(b)
10/19/16	4.500%	6,657,025	6,523,884
Dave & Busters, Inc. Term Loan(a)(b)
06/01/16	5.500%	1,970,000	1,950,300

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	52

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Restaurants (cont.)
DineEquity, Inc. Tranche B1 Term Loan(a)(b)
10/19/17	4.273%	$4,580,923	$4,508,407
OSI Restaurant Partners LLC(a)(b) Term Loan
06/14/13	1.110%	685,117	646,155
06/14/14	2.739%	6,949,829	6,554,592

Total			20,183,338
Retailers 5.6%
99 Cents Only Stores Tranche B Term Loan(a)(b)(c)
TBD	TBD	575,000	571,286
Dollar General Corp. Tranche B2 Term Loan(a)(b)
07/07/14	3.116%	1,000,000	997,440
FTD Group, Inc. Term Loan(a)(b)
06/11/18	4.750%	1,467,625	1,430,934
General Nutrition Centers, Inc. Tranche B Term Loan(a)(b)
03/02/18	4.250%	6,500,000	6,372,730
Harbor Freight Tools U.S.A., Inc./Central Purchasing LLC Tranche B Term Loan(a)(b)
12/22/17	6.500%	2,713,005	2,690,975
J. Crew Group, Inc. Term Loan(a)(b)
03/07/18	4.750%	4,975,000	4,662,271
JRD Holdings, Inc. Term Loan(a)(b)
07/02/14	2.550%	4,407,886	4,338,109
Jo-Ann Stores, Inc. Term Loan(a)(b)
03/16/18	4.750%	2,437,750	2,317,398
Michaels Stores, Inc. Tranche B3 Term Loan(a)(b)
07/31/16	5.015%	3,729,567	3,664,300
Neiman Marcus Group, Inc. (The) Term Loan(a)(b)
05/16/18	4.750%	3,350,000	3,224,375
PetCo Animal Supplies, Inc. Term Loan(a)(b)
11/24/17	4.500%	5,578,750	5,426,060
Rite Aid Corp.(a)(b) Tranche 2 Term Loan
06/04/14	2.040%	4,843,406	4,574,597
Tranche 5 Term Loan
03/03/18	4.500%	3,113,918	2,959,779
Rite Aid Corp.(a)(b)(c) Tranche 2 Term Loan
TBD	TBD	1,000,000	944,500
Savers, Inc. Term Loan(a)(b)
03/04/17	4.250%	3,258,900	3,196,427
Travelport LLC(a)(b) Synthetic Letter of Credit
08/23/13	3.079%	153,677	132,162
Tranche B Term Loan
08/23/13	2.869%	595,025	511,721
08/21/15	4.869%	1,735,688	1,441,923
Retailers (cont.)
Yankee Candle Co., Inc. Term Loan(a)(b)
02/06/14	2.551%	$2,706,801	$2,668,744

Total			52,125,731
Supermarkets 1.1%
Roundy’s Supermartkets, Inc. Tranche B Term Loan(a)(b)
11/03/13	3.816%	4,548,756	4,530,289
Supervalu, Inc. Tranche B3 Term Loan(a)(b)
04/30/18	4.500%	5,483,563	5,359,195

Total			9,889,484
Technology 11.7%
Aeroflex, Inc. Tranche B Term Loan(a)(b)
05/09/18	4.250%	1,741,250	1,641,128
Applied Systems, Inc. 1st Lien Term Loan(a)(b)
12/08/16	5.500%	1,782,000	1,739,677
Aspect Software, Inc. Tranche B Term Loan(a)(b)
05/07/16	6.250%	4,934,861	4,916,355
CCC Information Services Group, Inc. Term Loan(a)(b)
11/11/15	5.500%	1,699,263	1,695,015
CommScope, Inc. Term Loan(a)(b)
01/14/18	5.000%	6,086,525	6,028,703
Dealer Computer Services, Inc.(a)(b) Tranche B Term Loan
04/21/18	3.750%	2,561,036	2,547,437
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan(a)(b)(d)
05/31/16	5.500%	1,237,500	1,163,473
Endurance International Group Term Loan(a)(b)
12/22/17	7.750%	975,000	966,878
Fidelity National Information Services, Inc. Tranche B Term Loan(a)(b)
07/18/16	4.250%	1,987,545	1,982,875
First Data Corp. Tlb3 2.75(a)(b)
09/24/14	3.044%	1,000,000	905,630
First Data Corp.(a)(b) Term Loan
03/26/18	4.294%	1,641,285	1,370,013
Tranche B1 Term Loan
09/24/14	3.044%	1,000,000	905,630
Tranche B2 Term Loan
09/24/14	3.044%	1,990,617	1,802,762
Freescale Semiconductor, Inc. Term Loan(a)(b)(d)
12/01/16	4.520%	4,935,706	4,711,131
Go Daddy Group(a)(b)
12/17/18	7.000%	1,670,812	1,668,724
Infor Enterprise Solutions Holdings, Inc.(a)(b) 1st Lien Delayed Draw Term Loan
07/28/15	6.050%	1,710,526	1,607,894
1st Lien Term Loan
07/28/15	6.050%	3,220,773	3,027,527
Technology (cont.)
Infor Enterprise Solutions Holdings, Inc.(a)(b)(c) 1st Lien Delayed Draw Term Loan
TBD	TBD	$346,871	$326,059
1st Lien Term Loan
07/28/15	6.053%	653,129	613,941
Interactive Data Corp. Tranche B Term Loan(a)(b)
02/11/18	4.500%	1,985,000	1,950,262
Kronos, Inc.(a)(b) 2nd Lien Term Loan
06/11/18	10.579%	1,000,000	980,000
Kronos, Inc.(a)(b)(c) Tranche B1 Term Loan
TBD	TBD	950,000	921,500
MSCI, Inc. Tranche B1 Term Loan(a)(b)
03/14/17	3.750%	3,634,610	3,649,148
Microsemi Corp Term Loan(a)(b)
02/02/18	5.750%	1,795,500	1,789,665
NDS Finance Ltd. Tranche B Term Loan(a)(b)
03/12/18	4.000%	1,937,869	1,882,155
NXP BV/Funding LLC Term Loan(a)(b)(d)
03/03/17	4.500%	4,317,375	4,096,110
Novell, Inc. 1st Lien Term Loan(a)(b)
04/27/17	6.500%	3,397,000	3,313,773
Nxp Bv Tla2 4.25(a)(b)(d)
03/03/17	5.500%	3,167,062	3,060,174
Orbitz Worldwide, Inc. Term Loan(a)(b)
07/25/14	3.390%	1,919,483	1,633,154
Quantum Corp. Term Loan(a)(b)
07/11/14	3.796%	329,983	322,558
SSI Investments II Ltd. Term Loan(a)(b)
05/26/17	6.500%	489,194	484,507
Sensata Technology BV/Finance Co. LLC Term Loan(a)(b)
05/12/18	4.000%	4,850,625	4,791,011
Serena Software, Inc. Term Loan(a)(b)
03/10/16	4.538%	2,200,000	2,058,386
Shield Finance Co. SARL Tranche B Term Loan(a)(b)(d)
06/15/16	7.752%	764,000	762,090
Ship Luxco 3 SARL Tranche B2A Term Loan(a)(b)
11/30/17	5.250%	2,000,000	1,969,000
Sitel LLC Tranche A Term Loan(a)(b)
01/30/17	7.138%	2,377,759	2,205,372
Skillsoft Tlb 4.75(a)(b)
05/26/17	6.500%	299,250	296,383
Softlayer Technologies, Inc. Tranche B Term Loan(a)(b)
11/09/16	7.250%	569,250	568,778

The accompanying Notes to Financial Statements are an integral part of this statement.

53	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Technology (cont.)
Spansion LLC Term Loan(a)(b)
02/09/15	4.750%	$2,097,257	$2,060,555
SunGard Data Systems, Inc.(a)(b) Tranche A Term Loan
02/28/14	2.029%	489,000	475,861
Tranche B Term Loan
02/28/14	3.778%	750,000	738,750
02/28/16	3.997%	9,250,560	9,036,688
Sunquest Information Systems, Inc. 1st Lien Term Loan(a)(b)
12/16/16	6.250%	721,375	712,358
Syniverse Holdings, Inc. Term Loan(a)(b)
12/21/17	5.250%	1,987,487	1,983,353
Trans Union LLC Term Loan(a)(b)
02/10/18	4.750%	6,957,475	6,925,610
TriZetto Group, Inc. Term Loan(a)(b)
05/02/18	4.750%	3,582,000	3,513,942
Verifone, Inc. Tranche B Term Loan(a)(b)
12/28/18	4.250%	575,000	571,768
Vertafore, Inc. 1st Lien Term Loan(a)(b)
07/29/16	5.250%	1,806,780	1,764,321
Web.com Group, Inc. Tlb 7(a)(b)
10/27/17	7.000%	2,450,000	2,241,750
Technology (cont.)
iPayment, Inc. Term Loan(a)(b)
05/08/17	5.750%	$2,027,916	$1,994,962

Total			108,374,796
Textile 0.2%
PVH Tranche B Term Loan(a)(b)
05/06/16	3.500%	1,487,610	1,485,334
Warnaco Group, Inc. (The) Tranche B Term Loan(a)(b)
06/17/18	3.750%	572,125	567,834

Total			2,053,168
Transportation Services 0.5%
Evergreen International Aviation, Inc. 1st Lien Term Loan(a)(b)
06/30/15	12.250%	987,500	940,594
Hertz Corp. (The) Tranche B Term Loan(a)(b)
03/11/18	3.750%	3,697,062	3,623,713

Total			4,564,307
Wireless 1.3%
MetroPCS Wireless, Inc.(a)(b) Tranche B3 Term Loan
03/19/18	4.063%	6,520,250	6,318,122
SBA Senior Finance II LLC Term Loan(a)(b)
06/30/18	3.750%	1,069,625	1,061,603
Telesat Canada(a)(b)(d) Tranche I Term Loan
10/31/14	3.300%	3,617,658	3,564,695
Wireless (cont.)
Tranche II Term Loan
10/31/14	3.300%	$310,758	$306,209
Towerco Finance LLC Term Loan(a)(b)
02/02/17	5.250%	669,938	667,144

Total			11,917,773
Wirelines 0.7%
Alaska Communications Systems Holdings, Inc. Term Loan(a)(b)
10/21/16	5.500%	1,559,250	1,447,499
Neustar, Inc. Tl 3.75(a)(b)
11/08/18	5.000%	1,072,312	1,072,312
Windstream Corp.(a)(b) Tranche B2 Term Loan
12/17/15	3.131%	3,929,649	3,884,890

Total			6,404,701
Total Senior Loans
(Cost: $907,272,462)			$893,674,121

		Shares	Value
Money Market Funds 3.0%
Columbia Short-Term Cash Fund,
0.141%(f)(g)		27,927,273	$27,927,273
Total Money Market Funds
(Cost: $27,927,273)			$27,927,273
Total Investments
(Cost: $935,199,735)			$921,601,394
Other Assets & Liabilities, Net			2,624,171
Net Assets			$924,225,565

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(b)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(d)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $71,339,374 or 7.72% of net assets.

(e)	At December 31, 2011, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment
U.S. Security Associates Holdings, Inc.	$134,475

(f)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	54

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Notes to Portfolio of Investments (continued)

(g)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$56,641,419	$356,015,676	$(384,729,822)	$—	$27,927,273	$92,048	$27,927,273

The accompanying Notes to Financial Statements are an integral part of this statement.

55	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	56

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

		Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Senior Loans
Aerospace & Defense	$—	$8,816,254	$6,396,781	$15,213,035
Automotive	—	37,580,485	—	37,580,485
Brokerage	—	13,267,932	—	13,267,932
Building Materials	—	3,591,363	—	3,591,363
Chemicals	—	46,434,042	3,781,511	50,215,553
Construction Machinery	—	3,573,210	—	3,573,210
Comsumer Cyclical Services	—	31,570,226	—	31,570,226
Consumer Products	—	19,046,739	1,740,344	20,787,083
Diversified Manufacturing	—	20,993,792	4,268,455	25,262,247
Electric	—	19,001,536	498,210	19,499,746
Entertainment	—	36,822,104	1,706,208	38,528,312
Food and Beverage	—	50,400,263	6,646,544	57,046,807
Gaming	—	9,233,808	—	9,233,808
Gas Distributors	—	—	4,201,629	4,201,629
Health Care	—	99,922,553	7,684,915	107,607,468
Independent Energy	—	3,795,178	648,375	4,443,553
Integrated Energy	—	2,328,897	—	2,328,897
Life Insurance	—	5,316,786	—	5,316,786
Media Cable	—	51,205,487	—	51,205,487
Media Non-Cable	—	53,849,267	1,795,027	55,644,294
Metals	—	16,675,481	382,148	17,057,629
Non-Captive Diversified	—	2,116,077	—	2,116,077
Oil Field Services	—	5,155,543	—	5,155,543
Other Financial Institutions	—	8,408,685	1,408,625	9,817,310
Other Industry	—	22,704,619	2,784,931	25,489,550
Other Utility	—	1,171,729	—	1,171,729
Packaging	—	23,669,226	209,740	23,878,966
Pharmaceuticals	—	20,038,659	—	20,038,659
Property & Casualty	—	13,306,899	—	13,306,899
Refining	—	2,649,746	—	2,649,746
REITS	—	1,360,794	—	1,360,794
Restaurants	—	20,183,338	—	20,183,338
Retailers	—	47,787,622	4,338,109	52,125,731
Supermarkets	—	9,889,484	—	9,889,484
Technology	—	105,730,551	2,644,245	108,374,796
Textile	—	2,053,168	—	2,053,168
Transportation Services	—	4,564,307	—	4,564,307
Wireless	—	11,917,773	—	11,917,773
Wirelines	—	6,404,701	—	6,404,701
Total Senior Loans	—	842,538,324	51,135,797	893,674,121
Other
Money Market Fund	27,927,273	—	—	27,927,273
Total Other	27,927,273	—	—	27,927,273
Total	$27,927,273	$842,538,324	$51,135,797	$921,601,394

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

57	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans
Balance as of December 31, 2010	$35,790,318
Accrued discounts/premiums	241,501
Realized gain (loss)	128,032
Change in unrealized appreciation (depreciation)*	(1,175,642)
Sales	(14,479,012)
Purchases	34,500,340
Transfers into Level 3	6,360,834
Transfers out of Level 3	(10,230,574)
Balance as of December 31, 2011	$51,135,797

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(1,144,333).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	58

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 90.5%
AUSTRALIA 5.8%
BHP Billiton Ltd.(a)(b)	696,688	$24,592,152
Brambles Ltd.(b)	3,439,063	25,109,499
CSL Ltd.(a)(b)	441,079	14,380,421
QBE Insurance Group Ltd.(a)(b)	1,082,239	14,322,781
WorleyParsons Ltd.(b)	932,269	24,412,546

Total		102,817,399
BELGIUM 1.9%
Anheuser-Busch InBev NV(b)	557,670	34,143,076
BRAZIL 2.5%
Banco Bradesco SA, ADR(a)(b)	1,814,617	30,267,812
Petroleo Brasileiro SA, ADR(a)(b)	563,149	13,228,370

Total		43,496,182
CANADA 5.8%
Agrium, Inc.(a)(b)	203,345	13,648,816
Canadian National Railway Co.(b)	199,119	15,665,657
Canadian Natural Resources Ltd.(b)	389,978	14,603,838
Cenovus Energy, Inc.(b)	493,429	16,385,475
Fairfax Financial Holdings Ltd.(b)	38,732	16,614,745
Suncor Energy, Inc.(a)(b)	917,037	26,446,672

Total		103,365,203
CHINA 2.3%
China Mobile Ltd.(b)	2,066,000	20,072,405
Industrial & Commercial Bank of China, Class H(a)(b)	35,392,000	20,904,525

Total		40,976,930
DENMARK 1.5%
Novo Nordisk A/S, Class B(b)	230,039	26,435,279
FRANCE 6.3%
BNP Paribas SA(b)	336,898	13,233,522
Cap Gemini SA(b)	398,956	12,467,246
Cie Generale des Etablissements Michelin, Class B(b)	161,140	9,525,773
Danone(b)	348,604	21,913,855
Eutelsat Communications SA(a)(b)	303,204	11,831,520
L’Oreal SA(b)	107,652	11,243,822
Publicis Groupe SA(b)	197,125	9,068,564
Schneider Electric SA(b)	194,718	10,251,924
Total SA(b)	231,420	11,830,860

Total		111,367,086
GERMANY 4.9%
Adidas AG(b)	388,281	25,257,301
Bayer AG, Registered Shares(b)	138,400	8,848,738
Bayerische Motoren Werke AG(b)	85,338	5,716,827
Fresenius Medical Care AG & Co. KGaA(b)	308,996	20,995,706
SAP AG(b)	491,499	25,985,616

Total		86,804,188
HONG KONG 1.1%
Hutchison Whampoa Ltd.(b)	2,426,000	20,244,581
INDIA 0.9%
Infosys Ltd., ADR(a)(b)	297,271	$15,273,784
IRELAND 1.7%
Shire PLC (b)	458,477	15,970,492
WPP PLC (b)	1,402,223	14,710,041

Total		30,680,533
ISRAEL 1.7%
Teva Pharmaceutical Industries Ltd., ADR(b)	753,741	30,420,987
JAPAN 9.2%
Canon, Inc.(a)(b)	702,600	30,919,552
Denso Corp.(b)	714,800	19,636,162
Fanuc Corp.(b)	107,100	16,336,204
Keyence Corp.(a)(b)	69,600	16,776,367
Komatsu Ltd.(a)(b)	449,200	10,474,404
Nidec Corp.(a)(b)	219,200	19,032,253
Toyota Motor Corp.(b)	564,300	18,659,775
Yamada Denki Co., Ltd.(b)	450,010	30,654,329

Total		162,489,046
MEXICO 3.4%
America Movil SAB de CV, Class L, ADR(a)(b)	967,322	21,861,477
Fomento Economico Mexicano SAB de CV, ADR(a)(b)	325,350	22,680,148
Grupo Televisa SAB, ADR(a)(b)	781,459	16,457,527

Total		60,999,152
NETHERLANDS 2.9%
Koninklijke Ahold NV(b)	1,381,265	18,601,048
Koninklijke KPN NV(b)	246,553	2,950,092
Unilever NV-CVA(a)(b)	698,401	24,016,777
VimpelCom Ltd., ADR(a)(b)	558,505	5,289,042

Total		50,856,959
RUSSIAN FEDERATION 0.9%
Gazprom OAO, ADR(b)	1,529,239	16,301,688
SINGAPORE 2.3%
Keppel Corp., Ltd.(b)	3,205,700	22,945,889
United Overseas Bank Ltd.(b)	1,590,000	18,711,985

Total		41,657,874
SOUTH KOREA 2.5%
Hyundai Mobis(b)(c)	83,813	21,294,533
NHN Corp.(b)(c)	122,192	22,394,771

Total		43,689,304
SPAIN 0.5%
Amadeus IT Holding SA, Class A(b)	584,218	9,478,019
SWEDEN 3.0%
Kinnevik Investment AB, Class B(b)	440,725	8,587,735
Swedbank AB, Class A(b)	1,197,025	15,506,248
Telefonaktiebolaget LM Ericsson, Class B(b)	1,972,793	20,180,706
Volvo AB B Shares(b)	845,341	9,249,305

Total		53,523,994
SWITZERLAND 8.9%
ABB Ltd.(b)(c)	1,053,026	$19,820,611
Informa PLC (b)	2,545,966	14,285,387
Julius Baer Group Ltd.(b)(c)	477,963	18,695,157
Nestlé SA, Registered Shares(b)	487,293	28,014,289
Novartis AG, Registered Shares(b)	525,818	30,061,138
Roche Holding AG, Genusschein Shares(b)	128,756	21,822,586
Syngenta AG(b)(c)	85,248	24,958,160

Total		157,657,328
TAIWAN 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.(b)	9,465,000	23,649,246
TURKEY 0.6%
Akbank TAS(b)	3,491,396	11,098,722
UNITED KINGDOM 18.6%
BG Group PLC(b)	1,348,502	28,826,988
British American Tobacco PLC(b)	608,064	28,853,801
Centrica PLC(b)	3,540,518	15,906,942
Compass Group PLC(b)	4,220,684	40,049,353
GlaxoSmithKline PLC(b)	641,762	14,665,799
Imperial Tobacco Group PLC(b)	988,319	37,373,827
International Power PLC(b)	2,392,885	12,530,859
Kingfisher PLC(b)	4,233,086	16,480,974
Next PLC(b)	532,924	22,652,260
Reed Elsevier PLC(b)	3,136,821	25,282,997
Royal Dutch Shell PLC, Class B(b)	710,749	27,087,085
Smith & Nephew PLC(b)	1,700,010	16,513,923
Tesco PLC(b)	3,757,251	23,541,351
Vodafone Group PLC(b)	7,196,130	19,993,132

Total		329,759,291
Total Common Stocks
(Cost: $1,533,250,975)		$1,607,185,851

Preferred Stocks 1.0%
GERMANY 1.0%
Volkswagen AG (b)	116,064	$17,387,487
Total Preferred Stocks
(Cost: $21,058,649)		$17,387,487

	Shares	Value
Money Market Funds 9.2%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	162,648,841	$162,648,841
Total Money Market Funds
(Cost: $162,648,841)		$162,648,841

The accompanying Notes to Financial Statements are an integral part of this statement.

59	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Invesco International Growth Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 7.0%
Asset-Backed Commercial Paper 1.4%
Amsterdam Funding Corp.
01/11/12	0.320%	$4,998,489	$4,998,489
Argento Variable Funding Company LLC
01/09/12	0.310%	2,999,122	2,999,122
Atlantis One
01/11/12	0.310%	1,999,378	1,999,378
01/17/12	0.310%	1,999,415	1,999,415
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	1,999,303	1,999,303
Grampian Funding LLC
01/18/12	0.310%	2,999,199	2,999,199
Kells Funding, LLC
01/03/12	0.360%	2,998,920	2,998,920
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,958	4,998,958

Total			24,992,784
Certificates of Deposit 1.5%
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	1,498,801	1,498,801
Branch Banking & Trust Corporation
03/15/12	0.240%	5,000,000	5,000,000
Credit Suisse
03/20/12	0.590%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Rabobank
03/16/12	0.530%	$4,993,310	$4,993,310
Standard Chartered Bank PLC
03/05/12	0.630%	4,000,000	4,000,000
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	2,000,000	2,000,000
Svenska Handelsbanken
03/01/12	0.460%	5,000,000	5,000,000

Total			27,492,111
Commercial Paper 0.5%
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	3,999,184	3,999,184
Westpac Securities NZ Ltd.
03/02/12	0.441%	3,991,101	3,991,101

Total			7,990,285
Other Short-Term Obligations 0.2%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	3,000,000	3,000,000
Repurchase Agreements 3.4%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $2,000,011(f)
	0.050%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for ecurities on Loan (continued)
Repurchase Agreements (cont.)
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $15,000,167(f)
	0.100%	$15,000,000	$15,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,056(f)
	0.050%	10,000,000	10,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $32,954,301(f)
	0.040%	32,954,155	32,954,155

Total			59,954,155
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $123,429,335)			$123,429,335
Total Investments
(Cost: $1,840,387,800)			$1,910,651,514
Other Assets & Liabilities, Net			(135,958,149)
Net Assets			$1,774,693,365

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2011:

Industry	Percentage of Net Assets	Value
Auto Components	2.8%	$50,456,468
Automobiles	2.3	41,764,090
Beverages	3.2	56,823,224
Biotechnology	0.8	14,380,421
Capital Markets	1.1	18,695,157
Chemicals	2.2	38,606,976
Commercial Banks	6.2	109,722,814
Commercial Services & Supplies	1.4	25,109,499
Communications Equipment	1.1	20,180,706
Diversified Financial Services	0.5	8,587,735
Diversified Telecommunication Services	0.2	2,950,092
Electrical Equipment	2.8	49,104,787
Electronic Equipment, Instruments & Components	0.9	16,776,367
Energy Equipment & Services	1.4	24,412,546
Food & Staples Retailing	2.4	42,142,399
Food Products	4.2	73,944,921
Health Care Equipment & Supplies	0.9	16,513,923
Health Care Providers & Services	1.2	20,995,706
Hotels, Restaurants & Leisure	2.3	40,049,353
Independent Power Producers & Energy Traders	0.7	12,530,859
Industrial Conglomerates	2.4	43,190,470

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	60

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

Summary of Investments in Securities by Industry (continued)

Industry	Percentage of Net Assets	Value
Insurance	1.7%	$30,937,525
Internet Software & Services	1.3	22,394,770
IT Services	2.1	37,219,049
Machinery	2.0	36,059,913
Media	5.2	91,636,037
Metals & Mining	1.4	24,592,152
Multiline Retail	1.3	22,652,260
Multi-Utilities	0.9	15,906,942
Office Electronics	1.7	30,919,552
Oil, Gas & Consumable Fuels	8.7	154,710,977
Personal Products	0.6	11,243,822
Pharmaceuticals	8.4	148,225,019
Road & Rail	0.9	15,665,657
Semiconductors & Semiconductor Equipment	1.3	23,649,246
Software	1.5	25,985,616
Specialty Retail	2.7	47,135,303
Textiles, Apparel & Luxury Goods	1.4	25,257,301
Tobacco	3.7	66,227,628
Wireless Telecommunication Services	3.8	67,216,056
Other(1)	16.1	286,078,176
Total		$1,910,651,514

(1)	Includes Cash Equivalents

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
State Street (Directed)	Jan. 3, 2012	1,552,582 (USD	)	1,462,796 (CHF	)	$4,744	$—
Credit Suisse	Jan. 3, 2012	1,165,350 (USD	)	753,515 (GBP	)	4,859	—
Deutsche Bank	Jan. 4, 2012	1,230,037 (USD	)	1,222,093 (AUD	)	19,920	—
Deutsche Bank	Jan. 4, 2012	2,152,493 (USD	)	2,027,433 (CHF	)	5,958	—
Morgan Stanley	Jan. 4, 2012	598,815 (USD	)	389,144 (GBP	)	5,526	—
Deutsche Bank	Jan. 4, 2012	546,124 (USD	)	712,146 (SGD	)	2,926	—
Citigroup Investment Bank Inc.	Jan. 5, 2012	898,355 (USD	)	883,312 (AUD	)	—	(5,097)
Citigroup Investment Bank Inc.	Jan. 5, 2012	357,899 (USD	)	465,186 (SGD	)	751	—
Total						$44,684	$(5,097)

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,624,573,338 or 91.54% of net assets.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

61	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Invesco International Growth Fund

Notes to Portfolio of Investments (continued)

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$96,250,809	$479,285,568	$(412,887,536)	$—	$162,648,841	$221,265	$162,648,841

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$1,262,382
Freddie Mac REMICS	621,450
Government National Mortgage Association	156,168
Total Market Value of Collateral Securities	$2,040,000
Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$9,937,619
Federal National Mortgage Association	136,761
Freddie Mac Gold Pool	3,481,660
Freddie Mac Non Gold Pool	1,137,659
Ginnie Mae I Pool	605,592
Ginnie Mae II Pool	709
Total Market Value of Collateral Securities	$15,300,000
Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$1,941,515
Fannie Mae REMICS	4,396,847
Federal Home Loan Mortgage Corp	3,233,604
Federal National Mortgage Association	628,095
Total Market Value of Collateral Securities	$10,200,061
Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$29,719,036
Fannie Mae REMICS	65,670
Freddie Mac Gold Pool	1,892,131
Freddie Mac Non Gold Pool	1,936,401
Total Market Value of Collateral Securities	$33,613,238

Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
GBP	Pound Sterling
SGD	Singapore Dollar
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	62

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

63	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Invesco International Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$16,457,527	$285,105,798	$—	$301,563,325
Consumer Staples	22,680,148	227,701,846	—	250,381,994
Energy	70,664,356	108,459,167	—	179,123,523
Financials	46,882,556	121,060,675	—	167,943,231
Health Care	30,420,987	169,694,081	—	200,115,068
Industrials	15,665,657	153,464,669	—	169,130,326
Information Technology	15,273,784	161,851,523	—	177,125,307
Materials	13,648,816	49,550,312	—	63,199,128
Telecommunication Services	27,150,520	43,015,628	—	70,166,148
Utilities	—	28,437,801	—	28,437,801
Preferred Stocks
Consumer Discretionary	—	17,387,487	—	17,387,487
Total Equity Securities	258,844,351	1,365,728,987	—	1,624,573,338
Other
Money Market Funds	162,648,841	—	—	162,648,841
Investments of Cash Collateral Received for Securities on Loan	—	123,429,335	—	123,429,335
Total Other	162,648,841	123,429,335	—	286,078,176
Investments in Securities	421,493,192	1,489,158,322	—	1,910,651,514
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	44,684	—	44,684
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,097)	—	(5,097)
Total	$421,493,192	$1,489,197,909	$—	$1,910,691,101

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depriciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	64

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 14.0%
ABS Other 0.1%
Crown Castle Towers LLC Senior Secured(a)
08/15/35	3.214%	$1,160,000	$1,172,962
Aerospace & Defense 0.1%
BAE Systems Holdings, Inc.(a)
08/15/15	5.200%	780,000	838,664
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	300,000	319,096

Total			1,157,760
Airlines 0.1%
American Airlines 2011-1 Class A Pass-Through Trust
07/31/22	5.250%	228,661	213,227
American Airlines Pass-Through Trust Series 2011-2 Class A
04/15/23	8.625%	621,000	644,287
Continental Airlines 2007-1 Class A Pass-Through Trust(b)
04/19/22	5.983%	790,056	822,606
Delta Air Lines 2011-1 Class A Pass-Through Trust(b)
04/15/19	5.300%	130,000	133,900

Total			1,814,020
Automotive 0.2%
Daimler Finance North America LLC
01/15/12	7.300%	405,000	406,048
01/18/31	8.500%	510,000	713,083
Johnson Controls, Inc. Senior Unsecured
12/01/21	3.750%	525,000	542,078
Johnson Controls, Inc.(b) Senior Unsecured
12/01/41	5.250%	865,000	916,902
PACCAR Financial Corp. Senior Unsecured(b)
09/29/14	1.550%	700,000	707,641

Total			3,285,752
Banking 4.5%
American Express Co. Senior Unsecured
03/19/18	7.000%	500,000	604,208
American Express Co.(b) Senior Unsecured
05/20/14	7.250%	425,000	474,630
American Express Credit Corp. Senior Unsecured
05/02/13	5.875%	860,000	903,993
08/25/14	5.125%	400,000	429,728
American Express Credit Corp.(b) Senior Unsecured
09/19/16	2.800%	2,039,000	2,048,991
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	300,000	325,990
Australia & New Zealand Banking Group Ltd.(a)(b)(c)
11/23/16	2.400%	1,119,000	1,108,433

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
BB&T Corp. Senior Unsecured
07/27/12	3.850%	$1,235,000	$1,255,149
Subordinated Notes
12/23/15	5.200%	400,000	428,239
11/01/19	5.250%	800,000	873,144
BB&T Corp.(b) Senior Unsecured
04/30/19	6.850%	400,000	488,094
Bank of America Corp. Senior Unsecured
05/15/14	7.375%	250,000	259,215
07/01/20	5.625%	2,750,000	2,540,068
Bank of America Corp.(b) Senior Unsecured
10/14/16	5.625%	500,000	479,690
Bank of Montreal(a)(b)(c)
10/31/14	1.300%	1,037,000	1,034,119
Bank of New York Mellon Corp. (The)(b) Senior Unsecured
06/18/15	2.950%	1,520,000	1,578,093
01/17/17	2.400%	1,024,000	1,021,687
Barclays Bank PLC(a)(b)(c)
09/21/15	2.500%	1,600,000	1,599,229
Barclays Bank PLC(c) Senior Unsecured
05/22/19	6.750%	1,100,000	1,219,485
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,750,000	2,001,982
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	600,000	672,310
Capital One Financial Corp.(b) Senior Unsecured
07/15/21	4.750%	381,000	392,092
Citigroup, Inc. Senior Unsecured
12/13/13	6.000%	1,790,000	1,852,219
01/15/15	6.010%	2,990,000	3,123,668
05/19/15	4.750%	400,000	405,104
12/15/15	4.587%	583,000	586,729
08/15/17	6.000%	540,000	565,899
11/21/17	6.125%	900,000	960,508
08/09/20	5.375%	561,000	576,860
12/01/25	7.000%	765,000	795,125
Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	540,759
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)(c) Senior Notes
09/30/10	5.800%	500,000	560,059
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(b)(c)
01/11/21	4.500%	1,800,000	1,869,921
Countrywide Financial Corp. Subordinated Notes
05/15/16	6.250%	1,520,000	1,432,044

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
Credit Suisse Senior Unsecured
08/13/19	5.300%	$1,000,000	$1,031,310
08/05/20	4.375%	451,000	442,192
Deutsche Bank AG Senior Unsecured(b)(c)
01/11/16	3.250%	900,000	912,277
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/15/15	5.125%	1,000,000	1,022,110
01/18/18	5.950%	1,000,000	1,024,221
02/15/19	7.500%	3,565,000	3,960,973
06/15/20	6.000%	1,281,000	1,312,208
Goldman Sachs Group, Inc. (The)(b) Senior Unsecured
08/01/15	3.700%	987,000	966,968
02/07/16	3.625%	805,000	777,810
07/27/21	5.250%	1,123,000	1,095,531
HSBC Bank PLC(a)(b)(c)
07/07/14	1.625%	364,000	363,404
Senior Unsecured
01/19/21	4.750%	565,000	585,885
HSBC Bank PLC(a)(c) Senior Notes
06/28/15	3.500%	1,321,000	1,333,667
08/12/20	4.125%	622,000	619,774
Senior Unsecured
05/24/16	3.100%	245,000	245,014
HSBC Holdings PLC(c) Senior Unsecured
04/05/21	5.100%	586,000	622,680
01/14/22	4.875%	410,000	433,326
KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	876,929
KeyCorp Senior Unsecured
05/14/13	6.500%	500,000	528,998
Macquarie Group Ltd.(a)(b)(c) Senior Unsecured
01/14/21	6.250%	926,000	881,599
Macquarie Group Ltd.(a)(c) Senior Unsecured
08/01/14	7.300%	923,000	960,937
Merrill Lynch & Co., Inc. Senior Unsecured
09/30/15	5.300%	1,200,000	1,153,210
08/28/17	6.400%	4,249,000	4,114,324
07/15/18	6.500%	1,300,000	1,261,530
Morgan Stanley Senior Unsecured
01/09/17	5.450%	3,300,000	3,177,121
12/28/17	5.950%	1,200,000	1,143,283
09/23/19	5.625%	130,000	119,797
07/24/20	5.500%	696,000	632,824
Morgan Stanley(b) Senior Unsecured
07/24/15	4.000%	567,000	531,705

The accompanying Notes to Financial Statements are an integral part of this statement.

65	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
National Australia Bank Ltd. Senior Unsecured(a)(b)(c)
07/27/16	3.000%	$3,250,000	$3,293,899
National Bank of Canada(a)(b)(c)
01/30/14	1.650%	1,655,000	1,672,473
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	500,000	596,482
PNC Bank NA Subordinated Notes
04/01/18	6.875%	1,000,000	1,134,124
PNC Funding Corp. Bank Guaranteed(b)
05/19/14	3.000%	2,015,000	2,094,790
Royal Bank of Canada Senior Notes(b)(c)
07/20/16	2.300%	1,215,000	1,235,101
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	609,891
Toronto-Dominion Bank (The)(a)(b)(c)
07/29/15	2.200%	2,500,000	2,548,592
U.S. Bancorp Senior Notes
07/27/15	2.450%	960,000	984,332
U.S. Bancorp(b) Senior Unsecured
05/24/21	4.125%	309,000	341,119
UBS AG
01/15/15	3.875%	1,000,000	997,250
08/04/20	4.875%	305,000	301,841
Senior Unsecured
04/25/18	5.750%	500,000	518,038
Wachovia Bank NA Subordinated Notes
08/15/15	5.000%	1,000,000	1,041,765
11/15/17	6.000%	5,300,000	5,852,382
Wachovia Corp. Senior Unsecured
05/01/13	5.500%	1,875,000	1,978,311
02/01/18	5.750%	900,000	1,022,420
Wells Fargo & Co. Senior Unsecured(b)
04/01/21	4.600%	200,000	219,336
Westpac Banking Corp.(a)(c)
11/28/16	2.450%	600,000	594,839
Westpac Banking Corp.(c) Senior Unsecured
11/19/19	4.875%	750,000	797,938

Total			94,973,994
Brokerage 0.2%
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,047,068
Charles Schwab Corp. (The) Senior Unsecured
06/01/14	4.950%	325,000	352,217
Credit Suisse Subordinated Notes
01/14/20	5.400%	1,730,000	1,631,676
Brokerage (cont.)
Jefferies Group, Inc.(b) Senior Unsecured
11/09/15	3.875%	$375,000	$331,875
07/15/19	8.500%	1,265,000	1,283,975

Total			4,646,811
Building Materials —%
CRH America, Inc.
09/30/16	6.000%	229,000	244,622
Chemicals 0.4%
Dow Chemical Co. (The) Senior Unsecured
05/15/18	5.700%	275,000	306,364
Dow Chemical Co. (The)(b) Senior Unsecured
05/15/19	8.550%	709,000	927,605
11/15/20	4.250%	350,000	363,804
EI du Pont de Nemours & Co. Senior Unsecured
07/15/13	5.000%	130,000	138,102
03/15/19	5.750%	250,000	303,150
EI du Pont de Nemours & Co.(b) Senior Unsecured
12/15/36	5.600%	525,000	649,735
PPG Industries, Inc. Senior Unsecured
03/15/18	6.650%	1,225,000	1,482,012
08/15/19	7.400%	278,000	346,678
Potash Corp. of Saskatchewan, Inc.(c) Senior Unsecured
09/30/15	3.750%	300,000	321,640
05/15/19	6.500%	450,000	557,614
Praxair, Inc. Senior Unsecured
03/31/14	4.375%	450,000	482,674
03/15/17	5.200%	740,000	853,628
Union Carbide Corp. Senior Unsecured
06/01/25	7.500%	515,000	607,819
10/01/96	7.750%	545,000	615,028

Total			7,955,853
Construction Machinery 0.1%
Caterpillar, Inc. Senior Unsecured
12/15/18	7.900%	1,000,000	1,331,303
12/15/38	8.250%	601,000	992,270

Total			2,323,573
Consumer Products —%
Koninklijke Philips Electronics NV(c) Senior Unsecured
03/11/18	5.750%	148,000	169,531
06/01/26	7.200%	175,000	231,920
Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	427,798

Total			829,249
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured
04/01/24	7.625%	500,000	694,584
Diversified Manufacturing (cont.)
Siemens Financieringsmaatschappij NV(a)(c)
08/17/26	6.125%	$385,000	$467,361
Tyco International Ltd./Finance SA(b)(c)
12/15/19	7.000%	750,000	924,164
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	965,000	1,192,434

Total			3,278,543
Electric 1.1%
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	94,098
American Water Capital Corp. Senior Unsecured
10/15/17	6.085%	740,000	860,802
10/15/37	6.593%	300,000	369,599
Carolina Power & Light Co. 1st Mortgage
09/15/13	5.125%	461,000	494,124
Centerpoint Energy, Inc. Senior Unsecured
05/01/18	6.500%	1,065,000	1,243,296
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	600,000	805,094
Dominion Resources, Inc. Senior Unsecured
11/30/17	6.000%	500,000	589,858
08/01/41	4.900%	102,000	110,041
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	744,868
1st Mortgage
06/15/20	4.300%	156,000	176,944
12/15/41	4.250%	313,000	327,475
Duke Energy Corp. Senior Unsecured
11/15/16	2.150%	757,000	759,152
Duke Energy Indiana, Inc. 1st Mortgage
07/15/20	3.750%	772,000	828,943
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	800,000	918,683
Exelon Generation Co. LLC(b) Senior Unsecured
10/01/20	4.000%	750,000	770,990
Florida Power & Light Co. 1st Mortgage
10/01/33	5.950%	615,000	786,567
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	521,068
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	500,000	525,056
Kansas City Power & Light Co. Senior Unsecured
10/01/41	5.300%	750,000	807,247
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	791,315

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	66

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Nevada Power Co.
08/01/18	6.500%	$1,275,000	$1,538,134
09/15/40	5.375%	67,000	79,181
Oncor Electric Delivery Co. LLC Senior Secured
09/01/18	6.800%	813,000	988,688
PPL Energy Supply LLC Senior Unsecured(b)
12/15/21	4.600%	775,000	785,927
PSEG Power LLC
12/01/15	5.500%	212,000	235,661
09/15/16	5.320%	800,000	892,432
PSEG Power LLC(b)
09/15/21	4.150%	233,000	241,989
PacifiCorp 1st Mortgage
07/15/18	5.650%	1,500,000	1,790,733
10/15/37	6.250%	200,000	263,422
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	247,194
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	187,000	205,636
Public Service Co. of Oklahoma Senior Unsecured
12/01/19	5.150%	377,000	420,381
Public Service Co. of Oklahoma(b) Senior Unsecured
02/01/21	4.400%	231,000	250,348
Public Service Company of Colorado 1st Mortgage(b)
11/15/20	3.200%	240,000	249,360
Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	416,991
Southern California Edison Co.
02/01/38	5.950%	210,000	273,312
1st Mortgage
06/01/21	3.875%	225,000	248,707
Southern Power Co. Senior Unsecured
09/15/41	5.150%	466,000	494,400
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	804,000	1,098,130
Virginia Electric and Power Co. Senior Unsecured
11/15/38	8.875%	205,000	338,706
Wisconsin Electric Power Co. Senior Unsecured(b)
09/15/21	2.950%	86,000	87,652
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	98,000	110,448
09/15/41	4.800%	90,000	98,076

Total			23,880,728
Entertainment 0.2%
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	910,951
Entertainment (cont.)
Time Warner, Inc.
04/15/31	7.625%	$450,000	$580,896
05/01/32	7.700%	690,000	900,233
Viacom, Inc. Senior Unsecured
12/15/16	2.500%	375,000	374,858
12/15/21	3.875%	368,000	375,680
Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	605,999

Total			3,748,617
Environmental —%
Waste Management, Inc.(b)
06/30/20	4.750%	450,000	493,668
Food and Beverage 0.5%
Anheuser-Busch Companies LLC
01/15/31	6.800%	640,000	831,311
Anheuser-Busch InBev Worldwide, Inc.(c)
01/15/19	7.750%	525,000	679,958
01/15/39	8.200%	410,000	646,394
Bunge Ltd. Finance Corp.
06/15/19	8.500%	700,000	852,068
Cargill, Inc.(a) Senior Unsecured
11/27/17	6.000%	170,000	200,410
03/06/19	7.350%	250,000	317,419
11/01/36	7.250%	300,000	402,499
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	166,136
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	1,675,000	1,986,166
08/23/18	6.125%	400,000	471,977
08/11/37	7.000%	405,000	541,059
02/01/38	6.875%	200,000	264,834
PepsiCo, Inc. Senior Unsecured
03/01/14	3.750%	800,000	850,602
PepsiCo, Inc.(b) Senior Unsecured
11/01/18	7.900%	133,000	179,559
08/25/21	3.000%	838,000	864,745
SABMiller PLC Senior Unsecured(a)(c)
01/15/14	5.700%	960,000	1,041,101

Total			10,296,238
Gas Distributors 0.1%
San Diego Gas & Electric Co. 1st Mortgage
05/15/40	5.350%	21,000	26,560
Sempra Energy Senior Unsecured
06/15/18	6.150%	370,000	436,121
02/15/19	9.800%	1,092,000	1,474,794

Total			1,937,475
Gas Pipelines 0.2%
Centerpoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	395,000	452,817
Gas Pipelines (cont.)
Nisource Finance Corp.
01/15/19	6.800%	$377,000	$441,560
02/01/42	5.800%	381,000	398,531
Spectra Energy Capital LLC
10/01/19	8.000%	745,000	937,520
TransCanada PipeLines Ltd.(c) Senior Unsecured
01/15/19	7.125%	677,000	864,019
10/15/37	6.200%	500,000	623,190

Total			3,717,637
Health Care —%
Medco Health Solutions, Inc. Senior Unsecured
03/15/18	7.125%	500,000	582,796
Independent Energy 0.2%
Alberta Energy Co., Ltd. Senior Unsecured(c)
11/01/31	7.375%	695,000	869,177
Apache Corp. Senior Unsecured
09/15/18	6.900%	750,000	953,732
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,050,000	1,284,321
Occidental Petroleum Corp. Senior Unsecured(b)
02/15/17	1.750%	244,000	247,135
Talisman Energy, Inc. Senior Unsecured(c)
06/01/19	7.750%	795,000	980,284

Total			4,334,649
Integrated Energy 0.4%
BG Energy Capital PLC(a)(b)(c)
10/15/41	5.125%	200,000	216,441
BP Capital Markets PLC(c)
03/10/15	3.875%	1,450,000	1,548,320
ConocoPhillips Senior Unsecured
07/15/18	6.650%	605,000	754,460
03/30/29	7.000%	475,000	622,135
Shell International Finance BV(b)(c)
03/25/20	4.375%	400,000	466,986
Shell International Finance BV(c)
09/22/19	4.300%	1,000,000	1,160,349
12/15/38	6.375%	480,000	660,629
Suncor Energy, Inc. Senior Unsecured(c)
06/01/18	6.100%	770,000	911,499
Tosco Corp. Senior Unsecured
02/15/30	8.125%	775,000	1,134,786
Total Capital SA(b)(c)
03/15/16	2.300%	1,170,000	1,200,800

Total			8,676,405
Life Insurance 0.9%
ASIF Global Financing XIX Senior Secured(a)
01/17/13	4.900%	2,524,000	2,545,081

The accompanying Notes to Financial Statements are an integral part of this statement.

67	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Life Insurance (cont.)
Aflac, Inc. Senior Unsecured
05/15/19	8.500%	$250,000	$306,388
Aflac, Inc.(b) Senior Unsecured
08/15/40	6.450%	267,000	282,782
Jackson National Life Global Funding(a) Senior Secured
05/08/13	5.375%	1,425,000	1,491,339
06/01/18	4.700%	600,000	642,880
Lincoln National Corp. Senior Unsecured(b)
06/24/21	4.850%	140,000	142,612
MassMutual Global Funding II(a) Senior Secured
07/16/12	3.625%	770,000	781,552
09/28/15	2.300%	290,000	296,280
Metropolitan Life Global FundingI(a) Secured
01/11/16	3.125%	855,000	877,358
06/14/18	3.650%	900,000	925,982
Senior Secured
01/11/13	2.500%	1,000,000	1,012,115
01/10/14	2.000%	565,000	568,335
06/10/14	5.125%	1,450,000	1,561,256
Nationwide Mutual Insurance Co.(a) Subordinated Notes
04/15/34	6.600%	290,000	265,877
08/15/39	9.375%	1,170,000	1,413,891
New York Life Global Funding Senior Secured(a)
05/04/15	3.000%	1,830,000	1,916,586
Pacific Life Global Funding Senior Secured(a)
04/15/13	5.150%	700,000	730,003
Pacific Life Insurance Co. Subordinated Notes(a)
06/15/39	9.250%	385,000	512,693
Principal Life Income Funding Trusts Senior Secured
12/14/12	5.300%	1,270,000	1,321,808
Prudential Insurance Co. of America (The) Senior Subordinated Notes(a)
07/01/25	8.300%	615,000	786,805

Total			18,381,623
Media Cable 0.5%
COX Communications, Inc. Senior Unsecured(a)
03/01/39	8.375%	420,000	562,363
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,660,006
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	971,833
Comcast Corp.
11/15/35	6.500%	670,000	807,608
03/15/37	6.450%	565,000	684,917
DIRECTV Holdings LLC/Financing Co., Inc.
08/15/40	6.000%	875,000	954,515
DIRECTV Holdings LLC/Financing Co., Inc.(b)
03/01/41	6.375%	425,000	490,034
Time Warner Cable, Inc.
07/01/18	6.750%	865,000	1,027,374
Media Cable (cont.)
02/14/19	8.750%	$662,000	$845,327
05/01/37	6.550%	580,000	659,701
Time Warner Cable, Inc.(b)
02/14/14	8.250%	830,000	935,539

Total			9,599,217
Media Non-Cable 0.2%
CBS Corp.
07/30/30	7.875%	795,000	1,011,397
News America, Inc.
05/18/18	7.250%	375,000	451,753
10/30/25	7.700%	400,000	489,945
04/30/28	7.300%	350,000	399,904
12/15/34	6.200%	450,000	483,769
Thomson Reuters Corp.(c)
07/15/18	6.500%	725,000	868,620

Total			3,705,388
Metals 0.2%
BHP Billiton Finance USA Ltd.(c)
04/01/14	5.500%	1,100,000	1,209,129
Nucor Corp. Senior Unsecured(b)
12/01/37	6.400%	250,000	330,866
Rio Tinto Finance U.S.A. Ltd.(c)
09/20/21	3.750%	1,104,000	1,156,840
Rio Tinto Finance USA Ltd.(b)(c)
05/01/14	8.950%	495,000	578,909
Rio Tinto Finance USA Ltd.(c)
11/02/20	3.500%	300,000	306,632

Total			3,582,376
Non-Captive Consumer 0.1%
HSBC Finance Corp. Senior Unsecured
01/19/16	5.500%	1,090,000	1,115,374
Non-Captive Diversified 0.7%
General Electric Capital Corp. Senior Unsecured
09/15/17	5.625%	3,400,000	3,763,035
08/07/19	6.000%	2,400,000	2,756,707
03/15/32	6.750%	505,000	591,325
General Electric Capital Corp.(b) Senior Unsecured
05/01/18	5.625%	5,000,000	5,600,010
Subordinated Notes
02/11/21	5.300%	292,000	312,134
General Electric Capital Corp.(d) Senior Unsecured
02/15/17	0.627%	1,250,000	1,123,618

Total			14,146,829
Oil Field Services 0.1%
Schlumberger Investment SA(a)(c)
09/14/21	3.300%	344,000	353,404
Transocean, Inc.(c)
11/15/20	6.500%	810,000	836,724
12/15/21	6.375%	124,000	131,797
12/15/41	7.350%	67,000	74,426

Total			1,396,351
Other Financial Institutions 0.1%
CME Group, Inc. Senior Unsecured
02/15/14	5.750%	$326,000	$355,345
Nomura Holdings, Inc.(b)(c) Senior Unsecured
01/19/16	4.125%	650,000	634,321
03/04/20	6.700%	400,000	421,174
Nomura Holdings, Inc.(c) Senior Unsecured
03/04/15	5.000%	600,000	604,183

Total			2,015,023
Other Utility —%
GTE Corp.
04/15/18	6.840%	840,000	1,006,166
Pharmaceuticals 0.1%
Wyeth(b)
02/01/14	5.500%	1,200,000	1,315,512
Property & Casualty 0.3%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	702,793
Allstate Life Global Funding Trusts Senior Secured
04/30/13	5.375%	1,050,000	1,108,730
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	345,238
Berkshire Hathaway Finance Corp.(b)
05/15/18	5.400%	2,200,000	2,565,680
01/15/40	5.750%	385,000	456,800
Berkshire Hathaway, Inc. Senior Unsecured(b)
08/15/21	3.750%	488,000	507,055
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	615,000	648,034
08/15/16	6.500%	300,000	324,496
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	801,094

Total			7,459,920
Railroads 0.2%
Burlington Northern Santa Fe LLC Senior Unsecured
05/01/40	5.750%	790,000	945,165
CSX Corp. Senior Unsecured
05/01/17	7.900%	625,000	778,549
02/01/19	7.375%	815,000	1,015,836
06/01/21	4.250%	215,000	229,699
Norfolk Southern Corp. Senior Unsecured
05/17/29	5.640%	230,000	282,975
05/23/11	6.000%	542,000	640,751
Union Pacific Corp. Senior Unsecured
01/31/13	5.450%	308,000	323,086
07/15/22	4.163%	849,000	921,480

Total			5,137,541

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	68

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
REITs 0.2%
ERP Operating LP Senior Unsecured
09/15/14	5.250%	$275,000	$292,655
12/15/21	4.625%	543,000	553,726
Simon Property Group LP Senior Unsecured
05/30/18	6.125%	900,000	1,033,205
Simon Property Group LP(b) Senior Unsecured
02/01/15	4.200%	1,000,000	1,060,424
WEA Finance LLC/WT Finance Australia Propriety Ltd.(a)
09/02/19	6.750%	1,407,000	1,569,292

Total			4,509,302
Retailers 0.1%
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	523,260
CVS Pass-Through Trust Pass-Through Certificates(a)
01/10/34	5.926%	556,000	560,359
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	820,000	782,117
Staples, Inc.
01/15/14	9.750%	100,000	114,347
Target Corp.
11/01/32	6.350%	150,000	190,471
Senior Unsecured
01/15/38	7.000%	225,000	314,508

Total			2,485,062
Supermarkets —%
Kroger Co. (The)(b)
01/15/20	6.150%	440,000	533,950
Supranational 0.1%
Corp. Andina de Fomento Senior Unsecured(c)
01/15/16	3.750%	1,192,000	1,210,366
Technology 0.8%
Arrow Electronics, Inc. Senior Unsecured
04/01/20	6.000%	760,000	814,836
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,786,403
Dell, Inc. Senior Unsecured
04/15/28	7.100%	390,000	489,790
Dell, Inc.(b) Senior Unsecured
04/01/16	3.100%	853,000	902,088
HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	373,890
Hewlett-Packard Co. Senior Unsecured
03/01/14	6.125%	750,000	808,689
12/09/21	4.650%	1,667,000	1,758,818
Technology (cont.)
International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	$993,000	$1,021,957
08/01/27	6.220%	655,000	852,335
11/29/32	5.875%	500,000	634,910
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	850,000	953,498
Microsoft Corp. Senior Unsecured
09/25/15	1.625%	360,000	370,368
Microsoft Corp.(b) Senior Unsecured
10/01/40	4.500%	518,000	584,580
National Semiconductor Corp. Senior Unsecured
04/15/15	3.950%	565,000	610,310
06/15/17	6.600%	1,115,000	1,369,522
Oracle Corp. Senior Unsecured
04/15/38	6.500%	280,000	378,360
Oracle Corp.(b) Senior Unsecured
07/15/40	5.375%	155,000	188,833
Pitney Bowes, Inc.(b) Senior Unsecured
08/15/14	4.875%	882,000	937,842
03/15/18	5.600%	150,000	155,355
Xerox Corp. Senior Unsecured
02/01/17	6.750%	500,000	572,742
Xerox Corp.(b) Senior Unsecured
12/15/19	5.625%	375,000	409,643

Total			15,974,769
Transportation Services —%
United Parcel Service of America, Inc. Senior Unsecured(d)
04/01/30	8.375%	225,000	329,564
Wireless —%
Centel Capital Corp.
10/15/19	9.000%	350,000	394,225
Wirelines 0.9%
AT&T Corp.
11/15/31	8.000%	54,000	76,278
AT&T, Inc. Senior Unsecured
02/15/19	5.800%	1,000,000	1,180,029
01/15/38	6.300%	750,000	922,659
09/01/40	5.350%	1,821,000	2,048,443
AT&T, Inc.(b) Senior Unsecured
05/15/21	4.450%	600,000	659,078
05/15/38	6.400%	775,000	966,112
British Telecommunications PLC Senior Unsecured(c)
12/15/30	9.625%	150,000	211,395
Wirelines (cont.)
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	$900,000	$901,658
09/15/39	7.600%	600,000	588,759
Deutsche Telekom International Finance BV(c)
08/20/18	6.750%	525,000	626,047
06/15/30	8.750%	290,000	404,524
Qwest Corp. Senior Unsecured(b)
12/01/21	6.750%	1,063,000	1,158,670
Telecom Italia Capital SA(c)
09/30/14	4.950%	300,000	278,461
06/04/18	6.999%	700,000	654,427
Telefonica Emisiones SAU(b)(c)
06/20/16	6.421%	790,000	826,730
07/03/17	6.221%	1,000,000	1,024,860
Telefonica Emisiones SAU(c)
02/16/21	5.462%	120,000	114,502
Verizon Communications, Inc. Senior Unsecured
02/15/16	5.550%	1,500,000	1,716,408
02/15/18	5.500%	250,000	291,453
11/01/18	8.750%	1,409,000	1,903,173
02/15/38	6.400%	180,000	228,492
03/01/39	8.950%	230,000	368,336
Verizon Global Funding Corp. Senior Unsecured
12/01/30	7.750%	1,530,000	2,130,857

Total			19,281,351
Total Corporate Bonds & Notes
(Cost: $284,956,595)			$292,931,261

Residential Mortgage-Backed Securities — Agency 34.4%
Federal Home Loan Banks CMO Series 2015-TQ Class A(e)
10/20/15	5.065%	$2,121,106	$2,302,267
Federal Home Loan Mortgage Corp.(d)(e)
07/01/36	5.077%	958,285	1,029,245
11/01/36	6.005%	1,788,050	1,913,559
CMO Series 2551 Class NS
01/15/33	13.973%	1,261,691	1,455,274
CMO Series 3102 Class FB
01/15/36	0.578%	987,197	983,652
CMO Series 3229 Class AF
08/15/23	0.528%	1,536,451	1,532,716
CMO Series 3523 Class SD
06/15/36	18.897%	638,367	793,377
CMO Series 3549 Class FA
07/15/39	1.478%	1,294,601	1,300,995
CMO Series 3688 Class CU
11/15/21	6.812%	1,985,764	2,279,104
CMO Series 3688 Class GT
11/15/46	7.156%	2,115,924	2,396,466
CMO Series 3852 Class QN
05/15/41	5.500%	1,962,893	1,965,054
Federal Home Loan Mortgage Corp.(d)(e)(f)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.422%	6,029,613	969,893
CMO IO Series 3385 Class SN
11/15/37	5.722%	2,284,141	258,768

The accompanying Notes to Financial Statements are an integral part of this statement.

69	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
CMO IO Series 3451 Class SA
05/15/38	5.772%	$4,132,703	$495,304
CMO IO Series 3531 Class SM
05/15/39	5.822%	3,811,000	546,946
CMO IO Series 3608 Class SC
12/15/39	5.972%	5,632,203	779,309
CMO IO Series 3740 Class SB
10/15/40	5.722%	2,879,176	474,824
CMO IO Series 3740 Class SC
10/15/40	5.722%	4,691,148	732,694
CMO IO Series 3802 Class LS
01/15/40	4.352%	7,928,517	426,983
Federal Home Loan Mortgage Corp.(e)
05/01/41	4.500%	8,654,021	9,175,400
05/01/36- 08/01/40	5.000%	10,504,802	11,298,815
02/01/24- 05/01/38	5.500%	15,712,394	17,059,789
09/01/21- 09/01/37	6.000%	23,963,071	26,329,357
11/01/22- 10/17/38	6.500%	8,829,269	9,921,768
09/01/37- 05/01/38	7.500%	1,027,889	1,186,749
CMO Series 2127 Class PG
02/15/29	6.250%	1,362,193	1,521,908
CMO Series 2165 Class PE
06/15/29	6.000%	666,621	748,314
CMO Series 2326 Class ZQ
06/15/31	6.500%	2,675,310	3,027,813
CMO Series 2399 Class TH
01/15/32	6.500%	1,383,542	1,519,186
CMO Series 2517 Class Z
10/15/32	5.500%	2,041,199	2,241,808
CMO Series 2545 Class HG
12/15/32	5.500%	2,322,006	2,552,743
CMO Series 2557 Class HL
01/15/33	5.300%	1,630,047	1,791,551
CMO Series 2568 Class KG
02/15/23	5.500%	4,000,000	4,381,362
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,395,033
CMO Series 2594 Class DJ
10/15/30	4.250%	424,855	429,790
CMO Series 2597 Class AE
04/15/33	5.500%	2,000,000	2,189,863
CMO Series 2752 Class EZ
02/15/34	5.500%	3,074,051	3,601,240
CMO Series 2764 Class UE
10/15/32	5.000%	1,250,000	1,357,221
CMO Series 2764 Class ZG
03/15/34	5.500%	2,295,019	2,592,242
CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,690,743
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,212,734
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,712,126
CMO Series 2986 Class CH
06/15/25	5.000%	3,661,066	3,962,848
CMO Series 2989 Class TG
06/15/25	5.000%	2,600,000	2,811,436
CMO Series 3075 Class PD
01/15/35	5.500%	$1,250,000	$1,379,982
CMO Series 3101 Class UZ
01/15/36	6.000%	2,137,379	2,485,633
CMO Series 3107 Class BN
02/15/36	5.750%	1,460,856	1,508,827
CMO Series 3123 Class AZ
03/15/36	6.000%	3,033,170	3,558,066
CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,820,479
CMO Series 3151 Class PD
11/15/34	6.000%	1,250,000	1,327,545
CMO Series 3164 Class MG
06/15/36	6.000%	2,000,000	2,265,437
CMO Series 3171 Class MG
08/15/34	6.000%	3,900,000	4,178,357
CMO Series 3195 Class PD
07/15/36	6.500%	2,783,743	3,109,378
CMO Series 3200 Class AY
08/15/36	5.500%	2,500,000	2,773,539
CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,649,275
CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,231,097
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,481,782
CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,357,957
CMO Series 3334 Class MC
04/15/33	5.000%	309,260	311,835
CMO Series 3402 Class NC
12/15/22	5.000%	1,500,000	1,671,839
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,308,815
CMO Series 3453 Class B
05/15/38	5.500%	1,650,000	1,806,750
CMO Series 3461 Class Z
06/15/38	6.000%	3,699,098	4,594,124
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,642,500
CMO Series 3666 Class VA
12/15/22	5.500%	2,724,977	2,992,494
CMO Series 3680 Class MA
07/15/39	4.500%	4,561,226	4,930,189
CMO Series 3682 Class BH
08/15/36	5.500%	2,800,000	3,009,848
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,229,477
CMO Series 3687 Class MA
02/15/37	4.500%	3,166,713	3,363,924
CMO Series 3704 Class CT
12/15/36	7.000%	4,092,814	4,660,456
CMO Series 3704 Class DT
11/15/36	7.500%	4,133,947	4,852,203
CMO Series 3704 Class ET
12/15/36	7.500%	3,298,074	3,854,051
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,252,306
CMO Series 3819 Class ZQ
04/15/36	6.000%	3,137,732	3,761,233
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,132,705
CMO Series 3957 Class B
11/15/41	4.000%	$1,487,518	$1,570,773
CMO Series 3966 Class NA
12/15/41	4.000%	2,490,487	2,632,459
CMO Series R004 Class VG
08/15/21	6.000%	1,400,000	1,474,526
CMO Series R006 Class ZA
04/15/36	6.000%	2,386,388	2,860,590
CMO Series R007 Class ZA
05/15/36	6.000%	4,681,986	5,472,275
Federal Home Loan Mortgage Corp.(e)(g)(h)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	1,203,395	1,089,509
Federal Home Loan Mortgage Corp.(e)(h)
CMO PO Series 2235 Class KP
06/15/30	0.000%	872,942	799,487
CMO PO Series 2587 Class CO
03/15/32	0.000%	509,440	507,147
CMO PO Series 2725 Class OP
10/15/33	0.000%	951,367	871,852
CMO PO Series 2777 Class KO
02/15/33	0.000%	1,661,367	1,549,367
CMO PO Series 2967 Class EA
04/15/20	0.000%	572,446	551,868
CMO PO Series 3077 Class TO
04/15/35	0.000%	1,047,782	968,248
CMO PO Series 3100 Class PO
01/15/36	0.000%	1,397,726	1,280,948
CMO PO Series 3117 Class OG
02/15/36	0.000%	1,007,259	916,892
CMO PO Series 3136 Class PO
04/15/36	0.000%	767,186	730,167
CMO PO Series 3200 Class PO
08/15/36	0.000%	1,117,084	1,015,907
CMO PO Series 3316 Class JO
05/15/37	0.000%	583,666	536,428
CMO PO Series 3393 Class JO
09/15/32	0.000%	1,045,933	916,053
CMO PO Series 3510 Class OD
02/15/37	0.000%	1,263,599	1,119,056
CMO PO Series 3607 Class AO
04/15/36	0.000%	1,300,000	1,056,126
CMO PO Series 3607 Class EO
02/15/33	0.000%	703,559	657,396
CMO PO Series 3607 Class PO
05/15/37	0.000%	1,296,254	1,121,772
CMO PO Series 3607 Class TO
10/15/39	0.000%	1,387,643	1,284,485
CMO PO Series 3621 Class BO
01/15/40	0.000%	926,134	836,383
CMO PO Series 3623 Class LO
01/15/40	0.000%	1,640,735	1,538,440
Federal Home Loan Mortgage Corp.(e)(f)
CMO IO Series 3688 Class NI
04/15/32	5.000%	3,907,303	470,179
CMO IO Series 3714 Class IP
08/15/40	5.000%	3,679,564	662,294
CMO IO Series 3739 Class LI
03/15/34	4.000%	6,366,166	440,148
CMO IO Series 3747 Class HI
07/15/37	4.500%	7,749,045	865,867

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	70

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
CMO IO Series 3756 Class IP
08/15/35	4.000%	$4,601,333	$300,103
CMO IO Series 3760 Class GI
10/15/37	4.000%	3,733,089	405,336
CMO IO Series 3772 Class IO
09/15/24	3.500%	4,666,332	269,512
CMO IO Series 3779 Class IH
11/15/34	4.000%	3,696,564	328,520
CMO IO Series 3800 Class AI
11/15/29	4.000%	4,859,639	521,764
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities CMO Series T-56 Class A5(e)
05/25/43	5.231%	2,418,262	2,694,828
Federal National Mortgage Association(d)(e)
03/01/36	2.951%	2,105,827	2,221,031
12/25/33	13.513%	853,788	989,064
CMO Class 2005-SV Series 75
09/25/35	23.026%	756,973	1,094,183
CMO Series 2003-129 Class FD
01/25/24	0.794%	1,366,498	1,372,318
CMO Series 2003-W8 Class 3F1
05/25/42	0.694%	722,076	719,058
CMO Series 2004-36 Class FA
05/25/34	0.694%	1,155,772	1,156,560
CMO Series 2005-74 Class SK
05/25/35	19.323%	807,856	1,048,861
CMO Series 2005-W3 Class 2AF
03/25/45	0.514%	1,980,175	1,967,948
CMO Series 2006-56 Class FC
07/25/36	0.584%	1,264,582	1,261,783
CMO Series 2006-56 Class PF
07/25/36	0.644%	988,523	985,574
CMO Series 2007-101 Class A2
06/27/36	0.544%	4,374,828	4,325,859
CMO Series 2007-108 Class AN
11/25/37	8.582%	1,224,730	1,508,026
CMO Series 2010-28 Class BS
04/25/40	10.927%	760,446	863,508
CMO Series 2010-35 Class SJ
04/25/40	16.688%	1,000,000	1,372,546
CMO Series 2010-49 Class SC
03/25/40	12.073%	2,097,409	2,472,192
CMO Series 2010-61 Class WA
06/25/40	5.949%	673,487	742,341
CMO Series 2011-2 Class WA
02/25/51	5.730%	2,177,137	2,396,939
CMO Series 2011-43 Class WA
05/25/51	5.894%	2,341,051	2,499,899
CMO Series 2011-75 Class FA
08/25/41	0.844%	1,704,960	1,702,165
Federal National Mortgage Association(d)(e)(f)
CMO IO Series 1996-4 Class SA
02/25/24	8.187%	446,536	88,945
CMO IO Series 2005-18 Class SK
03/25/35	6.456%	7,976,955	452,498
CMO IO Series 2006-117 Class GS
12/25/36	6.356%	2,612,117	464,326
CMO IO Series 2006-58 Class IG
07/25/36	6.226%	5,255,049	639,605
CMO IO Series 2006-94 Class GI
10/25/26	6.356%	3,608,082	595,132
CMO IO Series 2007-109 Class PI
12/25/37	6.056%	$5,128,371	$711,348
CMO IO Series 2007-65 Class KI
07/25/37	6.326%	3,471,658	462,985
CMO IO Series 2007-72 Class EK
07/25/37	6.106%	9,257,151	1,412,919
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.236%	4,173,798	889,476
CMO IO Series 2009-112 Class ST
01/25/40	5.956%	4,153,067	523,416
CMO IO Series 2009-17 Class QS
03/25/39	6.356%	2,698,104	410,948
CMO IO Series 2009-37 Class KI
06/25/39	5.706%	10,134,853	1,194,065
CMO IO Series 2009-68 Class SA
09/25/39	6.456%	4,218,098	636,754
CMO IO Series 2010-125 Class SA
11/25/40	4.146%	8,283,395	1,009,679
CMO IO Series 2010-35 Class SB
04/25/40	6.126%	3,338,142	406,160
CMO IO Series 2010-42 Class S
05/25/40	6.106%	3,585,123	488,317
CMO IO Series 2010-68 Class SA
07/25/40	4.706%	7,221,084	906,747
CMO IO Series 2011-30 Class LS
04/25/41	4.679%	8,647,498	712,962
Federal National Mortgage Association(e)
04/01/20	4.000%	763,409	800,127
10/01/19- 08/01/40	5.000%	15,135,134	16,339,816
10/01/21- 10/01/39	5.500%	44,942,698	49,049,925
10/01/19- 11/01/48	6.000%	45,585,683	49,942,110
02/01/24- 02/01/39	6.500%	27,738,907	31,126,716
04/01/37- 01/01/39	7.000%	8,447,218	9,644,782
05/01/22- 08/01/37	7.500%	1,574,671	1,801,888
CMO Series 1999-7 Class AB
03/25/29	6.000%	1,345,542	1,507,400
CMO Series 2001-60 Class PX
11/25/31	6.000%	1,971,314	2,224,621
CMO Series 2002-50 Class ZA
05/25/31	6.000%	7,210,795	8,096,732
CMO Series 2002-78 Class Z
12/25/32	5.500%	3,414,402	3,749,502
CMO Series 2003-23 Class EQ
04/25/23	5.500%	2,000,000	2,287,478
CMO Series 2003-56 Class AZ
08/25/31	5.500%	1,258,597	1,290,714
CMO Series 2003-88 Class WA
09/25/18	4.500%	868,060	880,741
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,018,333	3,402,104
CMO Series 2004-65 Class LT
08/25/24	4.500%	1,883,683	2,051,348
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,296,719
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	1,176,502	1,309,208
CMO Series 2005-118 Class PN
01/25/32	6.000%	$4,000,000	$4,179,267
CMO Series 2005-121 Class DX
01/25/26	5.500%	2,000,000	2,256,524
CMO Series 2005-67 Class EY
08/25/25	5.500%	1,500,000	1,653,335
CMO Series 2006-102 Class MD
01/25/35	6.000%	2,000,000	2,176,134
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,748,121
CMO Series 2006-16 Class HZ
03/25/36	5.500%	10,329,494	11,955,161
CMO Series 2006-74 Class DV
08/25/23	6.500%	1,825,000	1,939,033
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,924,839	2,371,216
CMO Series 2007-116 Class PB
08/25/35	5.500%	1,200,000	1,356,585
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,335,462	1,660,034
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,336,255
CMO Series 2007-76 Class PD
03/25/36	6.000%	2,000,000	2,151,967
CMO Series 2007-76 Class ZG
08/25/37	6.000%	3,907,712	4,813,547
CMO Series 2007-84 Class PE
05/25/34	6.000%	2,000,000	2,103,641
CMO Series 2008-68 Class VB
03/25/27	6.000%	4,365,000	4,762,034
CMO Series 2008-80 Class GP
09/25/38	6.250%	1,076,648	1,208,491
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,876,380
CMO Series 2009-60 Class HT
08/25/39	6.000%	3,513,829	3,912,580
CMO Series 2009-79 Class UA
03/25/38	7.000%	904,679	1,044,843
CMO Series 2009-W1 Class A
12/25/49	6.000%	6,427,224	7,173,384
CMO Series 2010-111 Class AE
04/25/38	5.500%	11,838,177	12,505,737
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,443,659
CMO Series 2010-133 Class A
05/25/38	5.500%	8,119,487	8,579,068
CMO Series 2010-148 Class MA
02/25/39	4.000%	2,789,044	2,965,375
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,378,118
CMO Series 2010-47 Class AV
05/25/21	5.000%	4,402,888	4,889,304
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,216,641
CMO Series 2010-9 Class PC
10/25/39	4.500%	2,500,000	2,633,288
CMO Series 2011-118 Class MT
11/25/41	7.000%	4,831,313	5,504,302
CMO Series 2011-118 Class NT
11/25/41	7.000%	5,928,999	6,750,457
CMO Series 2011-39 Class ZA
11/25/32	6.000%	2,425,180	2,709,761

The accompanying Notes to Financial Statements are an integral part of this statement.

71	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
CMO Series G94-8 Class K
07/17/24	8.000%	$690,790	$787,810
Federal National Mortgage Association(e)(g)(h)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	1,000,447	943,339
CMO PO STRIPS Series 300 Class 1
09/01/24	0.000%	963,002	907,502
Federal National Mortgage Association(e)(h)
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	364,872	342,369
CMO PO Series 2003-128 Class NO
01/25/19	0.000%	700,549	662,408
CMO PO Series 2003-23 Class QO
01/15/32	0.000%	349,356	347,251
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	949,964	884,089
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	832,374	771,334
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	668,611	643,366
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	804,928	729,997
CMO PO Series 2006-56 Class OA
10/15/24	0.000%	1,000,000	988,197
CMO PO Series 2006-59 Class CO
08/25/35	0.000%	39,318	39,290
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	1,076,330	961,031
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	1,170,670	1,049,874
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	1,842,786	1,755,165
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	1,088,089	1,038,463
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	736,133	689,234
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	710,502	682,177
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	2,109,339	1,777,679
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	943,292	897,748
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	1,545,703	1,424,199
CMO PO Series 314 Class 1
07/01/31	0.000%	912,696	860,600
CMO PO Series 3151 Class PO
05/15/36	0.000%	1,003,159	951,071
Federal National Mortgage Association(e)(f)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	1,273,836	113,717
CMO IO Series 2009-86 Class IP
10/25/39	5.500%	1,924,944	243,755
CMO IO Series 2009-86 Class UI
10/25/14	4.000%	4,601,833	255,828
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	5,907,027	416,809
Government National Mortgage Association(d)(e)
CMO Series 2007-16 Class NS
04/20/37	22.278%	584,905	819,748
CMO Series 2011-137 Class WA
07/20/40	5.541%	3,946,394	4,494,580
Government National Mortgage Association(d)(e)(f)
CMO IO Series 2005-3 Class SE
01/20/35	5.815%	$3,607,237	$611,032
CMO IO Series 2006-38 Class SG
09/20/33	6.365%	4,764,802	445,725
CMO IO Series 2007-26 Class SW
05/20/37	5.915%	6,781,869	978,510
CMO IO Series 2007-40 Class SN
07/20/37	6.395%	4,441,262	728,847
CMO IO Series 2008-62 Class SA
07/20/38	5.865%	3,356,432	451,541
CMO IO Series 2008-76 Class US
09/20/38	5.615%	5,411,426	728,126
CMO IO Series 2008-95 Class DS
12/20/38	7.015%	4,646,145	783,362
CMO IO Series 2009-102 Class SM
06/16/39	6.117%	6,187,240	755,637
CMO IO Series 2009-106 Class ST
02/20/38	5.715%	5,756,613	849,228
CMO IO Series 2009-64 Class SN
07/16/39	5.817%	5,150,820	740,291
CMO IO Series 2009-67 Class SA
08/16/39	5.767%	3,314,432	448,556
CMO IO Series 2009-72 Class SM
08/16/39	5.967%	5,695,426	825,218
CMO IO Series 2009-81 Class SB
09/20/39	5.805%	6,709,879	984,303
CMO IO Series 2009-83 Class TS
08/20/39	5.815%	6,308,115	926,706
CMO IO Series 2010-47 Class PX
06/20/37	6.415%	7,356,035	1,201,920
CMO IO Series 2011-75 Class SM
05/20/41	6.315%	4,647,782	694,663
Government National Mortgage Association(e)
09/15/22	5.000%	1,607,013	1,728,663
08/20/39	6.000%	3,722,204	4,227,169
09/20/38- 12/20/38	7.000%	1,241,028	1,442,903
CMO Series 1998-11 Class Z
04/20/28	6.500%	854,257	985,135
CMO Series 1999-16 Class Z
05/16/29	6.500%	779,416	890,619
CMO Series 2002-47 Class PG
07/16/32	6.500%	839,775	974,049
CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,826,830	5,590,177
CMO Series 2003-75 Class ZX
09/20/33	6.000%	3,276,952	3,705,278
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,551,485
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,409,119	1,702,674
CMO Series 2006-17 Class JN
04/20/36	6.000%	1,912,331	2,127,488
CMO Series 2006-33 Class NA
01/20/36	5.000%	3,000,000	3,274,335
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	3,946,738
CMO Series 2007-6 Class LD
03/20/36	5.500%	1,500,000	1,611,583
CMO Series 2007-70 Class TA
08/20/36	5.750%	2,000,000	2,092,400
CMO Series 2008-23 Class PH
03/20/38	5.000%	$2,399,577	$2,673,459
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,589,616	3,133,622
CMO Series 2009-2 Class PA
12/20/38	5.000%	1,654,612	1,791,025
CMO Series 2009-44 Class VA
05/16/20	5.500%	2,871,026	3,135,418
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,513,976	2,861,811
CMO Series 2010-130 Class CP
10/16/40	7.000%	3,178,652	3,698,053
CMO Series 2010-14 Class QP
12/20/39	6.000%	2,767,658	2,996,939
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,084,029	2,488,298
Government National Mortgage Association(e)(h)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	882,905	809,853
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	1,092,676	1,003,504
CMO PO Series 2010-14 Class EO
06/16/33	0.000%	494,972	478,326
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	2,384,675	2,100,451
Government National Mortgage Association(e)(f)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,898,492	445,482
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	9,359,876	1,240,587
CMO IO Series 2011-56 Class BI
04/16/41	4.500%	1,970,083	113,408
Total Residential Mortgage-Backed Securities — Agency
(Cost: $703,969,972)			$727,382,614

Residential Mortgage-Backed Securities — Non-Agency 9.6%
ASG Resecuritization Trust (a)(d)(e) CMO Series 2009-2 Class G60
05/24/36	5.217%	$800,000	$777,682
CMO Series 2009-3 Class A65
03/26/37	5.087%	2,364,097	2,334,770
CMO Series 2010-3 Class 2A22
10/28/36	0.484%	926,047	915,871
CMO Series 2010-4 Class 2A20
11/28/36	0.430%	729,119	721,111
CMO Series 2011-1 Class 3A50
11/28/35	2.482%	902,281	879,803
ASG Resecuritization Trust(a)(e)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	1,720,381	1,716,483
American General Mortgage Loan Trust(a)(d)(e)
CMO Series 2009-1 Class A4
09/25/48	5.750%	2,200,000	2,216,807
CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,457,482
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,583,994
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,087,414	1,115,764

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	72

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (continued)
BCAP LLC Trust(a)(d)(e)
05/26/41	0.407%	$2,367,232	$2,095,000
08/26/37	5.000%	1,675,143	1,634,780
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	1,589,204	1,645,895
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	1,268,616	1,296,443
CMO Series 2010-RR4 Class 12A1
06/26/36	4.000%	652,294	659,131
CMO Series 2010-RR6 Class 22A3
06/26/36	5.080%	955,329	986,394
CMO Series 2010-RR6 Class 5A1
11/26/37	5.432%	564,438	567,089
CMO Series 2010-RR7 Class 15A1
01/26/36	1.057%	654,310	607,695
CMO Series 2010-RR7 Class 16A1
02/26/47	0.908%	971,602	940,100
CMO Series 2010-RR7 Class 1A5
04/26/35	5.009%	1,156,817	1,168,254
CMO Series 2010-RR7 Class 2A1
07/26/45	4.975%	1,635,203	1,611,050
CMO Series 2010-RR8 Class 3A3
05/26/35	5.084%	627,625	640,753
CMO Series 2010-RR8 Class 3A4
05/26/35	5.084%	1,000,000	896,939
CMO Series 2011-RR10 Class 2A1
09/01/26	0.713%	2,528,551	2,168,259
CMO Series 2011-RR2 Class 3A3
11/21/35	2.861%	1,168,845	1,161,704
Series 2011-RR5 Class 14A3
07/26/36	2.818%	2,004,096	1,898,881
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1(e)
02/25/34	6.000%	1,043,752	1,096,705
Banc of America Funding Corp.(a)(d)(e)
CMO Series 2010-R4 Class 5A1
07/26/36	0.444%	344,924	335,164
Banc of America Funding Corp.(e)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	776,707	795,948
Banc of America Mortgage Securities, Inc.(d)(e)
CMO Series 2004-C Class 2A2
04/25/34	2.890%	604,199	544,369
Banc of America Mortgage Securities, Inc.(e)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	1,700,000	1,738,717
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	2,200,000	2,245,179
Banc of America Mortgage Securities, Inc.(e)(h) CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	1,000,000	815,827
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1(d)(e)
07/25/33	4.999%	300,966	288,779
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 1A1(d)(e)
03/25/35	0.794%	710,747	554,023
Bear Stearns Commercial Mortgage Securities CMO IO Series 2007-T26 Class X1(a)(d)(e)(f)
01/12/45	0.077%	88,932,559	487,350
Chase Mortgage Finance Corp.(d)(e) CMO Series 2007-A1 Class 2A1
02/25/37	2.757%	$1,262,219	$1,181,714
CMO Series 2007-A1 Class 7A1
02/25/37	2.748%	745,475	702,682
Chase Mortgage Finance Corp.(e) CMO Series 2003-S2 Class A1
03/25/18	5.000%	632,107	638,864
Chase Mortgage Finance Corp CMO Series 2007-A1 Class 1A3(d)(e)
02/25/37	2.760%	2,921,927	2,826,666
Citicorp Mortgage Securities, Inc. CMO Series 2004-4 Class A4(e)
06/25/34	5.500%	1,627,390	1,699,319
Citigroup Mortgage Loan Trust, Inc.(a)(d)(e)
CMO Series 2008-AR4 Class 1A1A
11/25/38	5.122%	2,261,904	2,241,558
CMO Series 2009-10 Class 1A1
09/25/33	2.460%	1,733,527	1,702,015
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	2,000,000	2,117,106
CMO Series 2010-10 Class 2A1
02/25/36	2.558%	1,527,470	1,513,530
CMO Series 2011-3 Class 1A1
02/25/47	0.374%	1,029,494	1,011,717
CMO Series 2011-5 Class 1A1
06/25/20	0.484%	1,554,196	1,468,932
Citigroup Mortgage Loan Trust, Inc.(e)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	1,141,688	1,204,381
CMO Series 2005-2 Class 2A11
06/25/35	5.500%	700,780	676,447
Citigroup Mortgage Loan Trust, Inc CMO Series 2010-7 Class 10A1(a)(d)(e)
02/25/35	2.708%	774,605	773,339
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(d)(e)(f)
CMO IO Series 2006-CD2 Class X
01/15/46	0.077%	255,902,055	651,271
CMO IO Series 2007-CD4 Class XC
12/11/49	0.169%	95,533,998	902,892
Countrywide Home Loan Mortgage Pass Through Trust(e)
CMO Series 2003-29 Class A1
08/25/33	5.500%	647,624	665,298
CMO Series 2004-3 Class A26
04/25/34	5.500%	740,055	762,113
Countrywide Home Loan Mortgage Pass-Through Trust(e)
CMO Series 2003-40 Class A5
10/25/18	4.500%	1,530,653	1,579,879
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	1,142,219	1,159,138
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	1,534,741	1,588,062
Credit Suisse First Boston Mortgage Securities Corp.(e)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	852,224	861,588
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	1,209,901	1,249,975
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,481,719	1,560,259
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	999,409	1,030,031
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	$1,212,547	$1,273,154
Credit Suisse Mortgage Capital Certificates(a)(d)(e)
CMO Series 2010-11R Class A1
06/28/47	1.296%	228,829	226,930
CMO Series 2010-12R Class 14A1
12/26/37	2.679%	859,971	853,277
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	633,419	631,512
CMO Series 2010-15R Class 7A1
10/26/37	5.068%	405,872	403,253
CMO Series 2010-15R Class 7A2
10/26/37	5.068%	250,000	234,539
CMO Series 2010-16 Class A4
06/25/50	4.063%	2,000,000	1,555,766
CMO Series 2010-17R Class 1A1
06/26/36	2.459%	787,701	773,830
CMO Series 2010-17R Class 5A1
07/26/36	2.855%	1,081,591	1,074,008
CMO Series 2010-1R Class 5A1
01/27/36	5.000%	1,056,349	1,086,134
CMO Series 2011-1R Class A1
02/27/47	1.294%	2,045,144	2,013,062
CMO Series 2011-6R Class 3A1
07/28/36	2.855%	1,554,337	1,461,325
CMO Series 2011-7R Class A1
08/28/47	1.544%	4,150,327	4,073,099
CMO Series 2011-9R Class A1
03/27/46	2.294%	4,484,456	4,452,626
Credit Suisse Mortgage Capital Certificates(a)(e)
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	1,433,338	1,439,759
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1(a)(d)(e)
10/25/47	1.510%	728,616	721,490
Fannie Mae DUS(e)(i)
02/17/25	1.030%	1,100,000	1,100,000
01/30/42	1.990%	1,500,000	1,503,750
02/15/42	3.120%	2,000,000	2,040,000
Freedom Trust Series 2011-1 Class A13(a)(d)(e)
11/25/37	0.441%	937,839	886,258
GMAC Mortgage Corp. Loan Trust(d)(e)
CMO Series 2003-AR2 Class 2A4
12/19/33	2.995%	1,602,641	1,490,277
GMAC Mortgage Corp. Loan Trust(e)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	1,013,484	1,036,725
GS Mortgage Securities Corp. II CMO IO Series 2006-GG8 Class X(a)(d)(e)(f)
11/10/39	0.612%	24,314,492	544,012
GSMPS Mortgage Loan Trust(a)(d)(e)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.644%	1,608,775	1,255,884
GSMPS Mortgage Loan Trust(a)(d)(e)(f)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	5.122%	1,246,801	186,589
GSR Mortgage Loan Trust(d)(e)
CMO Series 2005-5F Class 8A3
06/25/35	0.794%	390,490	343,908

The accompanying Notes to Financial Statements are an integral part of this statement.

73	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (continued)
GSR Mortgage Loan Trust(e)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	$1,554,113	$1,535,759
Impac CMB Trust CMO Series 2005-4 Class 2A1(d)(e)
05/25/35	0.594%	962,193	810,168
Impac Secured Assets CMN Owner Trust(d)(e)
CMO Series 2006-1 Class 2A1
05/25/36	0.644%	1,150,590	965,513
CMO Series 2006-2 Class 2A1
08/25/36	0.644%	1,743,671	1,547,473
JPMorgan Mortgage Trust(d)(e)
CMO Series 2007-A1 Class 5A5
07/25/35	2.798%	1,521,099	1,383,069
Series 2006-A2 Class 5A3
11/25/33	2.648%	2,494,057	2,285,532
JPMorgan Reremic(a)(d)(e)
CMO Series 2009-6 Class 4A1
09/26/36	5.806%	967,908	998,079
CMO Series 2010-4 Class 7A1
08/26/35	4.272%	820,597	806,327
LB-UBS Commercial Mortgage Trust CMO IO Series 2006-C1 Class XCL(a)(d)(e)(f)
02/15/41	0.121%	49,233,813	538,815
LVII Resecuritization Trust(a)(d)(e)
CMO Series 2009-2 Class A4
09/27/37	3.000%	754,497	712,528
CMO Series 2009-2 Class A5
09/27/37	3.000%	1,700,000	1,677,953
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6(a)(e)
12/27/33	5.500%	931,254	984,714
MLCC Mortgage Investors, Inc.(d)(e)
CMO Series 2003-A Class 2A1
03/25/28	1.074%	1,108,968	935,473
CMO Series 2003-E Class A1
10/25/28	0.914%	642,379	558,098
CMO Series 2004-1 Class 2A1
12/25/34	2.079%	1,307,266	1,231,138
CMO Series 2004-G Class A2
01/25/30	1.401%	1,253,076	1,097,540
Mastr Adjustable Rate Mortgages Trust(d)(e)
CMO Series 2004-13 Class 2A1
04/21/34	2.664%	1,536,329	1,467,417
CMO Series 2004-13 Class 3A7
11/21/34	2.718%	2,000,000	1,824,688
Mastr Seasoned Securities Trust CMO Series 2004-2 Class A1(e)
08/25/32	6.500%	1,144,044	1,185,513
Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2(d)(e)
08/25/34	2.606%	1,588,284	1,457,678
Merrill Lynch/Countrywide Commercial Mortgage Trust CMO IO Series 2006-4 Class XC(a)(d)(e)(f)
12/12/49	0.210%	24,968,687	332,084
Morgan Stanley Capital I(a)(d)(e)(f)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.107%	52,215,991	749,456
CMO IO Series 2007-HQ11 Class X
02/12/44	0.238%	89,124,503	695,706
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A(d)(e)
04/25/34	5.654%	$1,268,999	$1,286,872
Morgan Stanley Reremic Trust(a)(e)
CMO Series 2009-IO Class A1
07/17/56	3.000%	480,410	482,212
Series 2010-C30A Class A3A
12/17/43	3.250%	2,000,000	1,997,232
NCUA Guaranteed Notes(d)(e)(j)
CMO Series 2010-R3 Class 1A
12/08/20	0.834%	1,382,093	1,387,276
NCUA Guaranteed Notes(e)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	754,939	766,739
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1(a)(d)(e)
08/25/34	6.500%	367,896	370,335
PennyMac Loan Trust Series 2010-NPL1 Class M1(a)(d)(e)
05/25/50	5.000%	1,040,509	1,027,889
Prime Mortgage Trust CMO Series 2004-2 Class A2(e)
11/25/19	4.750%	1,624,037	1,670,582
RBSSP Resecuritization Trust(a)(d)(e)
CMO Series 2010-4 Class 2A1
11/26/35	5.749%	968,146	985,176
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	1,116,386	1,165,741
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,795,000	1,773,279
RBSSP Resecuritization Trust(a)(e)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	956,418	1,013,109
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	552,964	581,198
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	843,802	850,675
Real Estate Asset Trust Series 2011-2A Class A1(a)(e)
05/25/49	5.750%	870,323	870,323
Residential Accredit Loans, Inc.(d)(e)
CMO Series 2003-QS13 Class A5
07/25/33	0.944%	791,311	680,855
Residential Accredit Loans, Inc.(e)
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,579,771	1,585,729
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	1,066,553	1,076,711
Residential Asset Mortgage Products, Inc. CMO Series 2004-SL2 Class A3(e)
10/25/31	7.000%	1,450,080	1,515,012
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1(d)(e)
12/25/34	2.547%	840,149	702,825
Residential Funding Mortgage Securities I(e)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	1,651,010	1,733,153
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	679,295	698,120
Sequoia Mortgage Trust CMO Series 2004-12 Class A3(d)(e)
01/20/35	1.108%	1,312,228	1,005,154
Structured Adjustable Rate Mortgage Loan Trust(d)(e)
CMO Series 2004-4 Class 5A
04/25/34	5.448%	$1,139,757	$965,447
CMO Series 2004-6 Class 5A4
06/25/34	4.951%	1,000,000	942,075
Structured Asset Mortgage Investments, Inc. CMO Series 2004-AR5 Class 1A1(d)(e)
10/19/34	0.945%	1,248,738	1,026,001
Structured Asset Securities Corp.(d)(e)
CMO Series 2003-34A Class 3A3
11/25/33	2.470%	878,547	769,714
CMO Series 2003-40A Class 3A2
01/25/34	2.459%	1,037,567	858,599
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	2,000,000	1,998,890
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	1,120,221	1,132,995
Series 2004-6XS Class A5A
03/25/34	5.530%	883,195	842,868
Structured Asset Securities Corp.(e)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	1,726,156	1,776,080
Vendee Mortgage Trust CMO Series 1998-2 Class 1G(e)
06/15/28	6.750%	777,729	911,980
WaMu Mortgage Pass-Through Certificates(d)(e)
CMO Series 2003-AR5 Class A7
06/25/33	2.581%	797,552	760,485
CMO Series 2003-AR6 Class A1
06/25/33	2.572%	855,924	795,235
CMO Series 2003-AR7 Class A7
08/25/33	2.446%	1,377,084	1,298,789
CMO Series 2004-AR3 Class A2
06/25/34	2.563%	716,596	692,873
CMO Series 2004-S1 Class 1A3
03/25/34	0.694%	250,348	243,658
WaMu Mortgage Pass-Through Certificates(e)
CMO Series 2003-S8 Class A4
09/25/18	4.500%	289,088	292,346
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,500,000	2,574,460
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	722,361	748,389
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	692,474	715,029
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1(e)
02/25/33	5.750%	871,954	913,253
Wells Fargo Mortgage Backed Securities Trust CMO Series 2004P Class 2A1(d)(e)
09/25/34	2.677%	2,563,250	2,432,202
Wells Fargo Mortgage-Backed Securities Trust(d)(e) CMO Series 2003-J Class 2A1
10/25/33	4.415%	691,104	695,495
CMO Series 2003-L Class 2A1
11/25/33	4.509%	778,729	764,955
CMO Series 2003N Class 2A2
12/25/33	4.742%	1,034,481	1,037,800
Wells Fargo Mortgage-Backed Securities Trust(d)(e)
CMO Series 2004-EE Class 2A1
12/25/34	2.710%	255,051	239,314

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	74

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (continued)
CMO Series 2004-G Class A3
06/25/34	4.719%	$550,000	$567,451
CMO Series 2004-U Class A1
10/25/34	2.715%	1,240,086	1,133,590
CMO Series 2004-W Class A9
11/25/34	2.608%	1,770,805	1,525,262
CMO Series 2005-AR8 Class 2A1
06/25/35	2.704%	389,873	361,476
CMO Series 2005-AR9 Class 2A1
05/25/35	2.665%	819,311	760,549
Wells Fargo Mortgage-Backed Securities Trust(e)
CMO Series 2003-11 Class 1A10
10/25/18	4.750%	723,996	743,077
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,367,701	1,405,370
CMO Series 2004-8 Class A1
08/25/19	5.000%	481,346	495,917
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	665,880	689,251
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	907,689	916,494
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $196,049,002)			$193,064,425

Commercial Mortgage-Backed Securities — Agency 4.7%
Federal National Mortgage Association(d)(e)
CMO Series 2010-M3 Class A3
03/25/20	4.332%	$4,000,000	$4,506,548
Federal National Mortgage Association(e)
11/01/19	4.130%	1,500,000	1,643,114
04/01/20	4.350%	1,500,000	1,662,577
07/01/20	4.066%	2,500,000	2,704,701
07/01/20	3.950%	2,000,000	2,173,180
09/01/20	3.505%	2,451,853	2,602,884
01/01/18	3.520%	2,500,000	2,673,730
02/01/20	4.369%	2,456,151	2,730,182
01/01/20	4.530%	4,912,535	5,490,089
02/01/20	4.400%	8,000,000	8,893,959
04/01/20	4.369%	2,944,654	3,276,762
06/01/37	5.832%	1,275,107	1,451,118
12/01/19	4.180%	2,674,365	2,935,041
01/01/21	4.050%	3,000,000	3,278,151
06/01/21	4.340%	3,000,000	3,332,215
06/01/21	4.240%	2,000,000	2,208,030
07/01/26	4.450%	2,988,234	3,305,222
01/01/20	4.540%	1,464,537	1,635,050
10/01/17	2.690%	2,500,000	2,583,781
11/01/18	2.970%	1,964,464	2,041,910
10/01/20	3.290%	1,500,000	1,571,981
10/01/17	2.490%	1,468,377	1,506,304
11/01/20	3.230%	2,500,000	2,610,120
05/01/21	4.390%	1,500,000	1,669,197
03/01/18	3.800%	1,655,996	1,790,837
04/01/21	4.380%	2,500,000	2,778,868
04/01/21	4.250%	2,500,000	2,763,085
04/01/21	4.250%	2,000,000	2,210,468
05/01/21	4.360%	1,500,000	1,714,146
08/01/21	4.130%	1,494,970	1,640,710
08/01/21	3.870%	1,993,533	2,156,147
10/01/21	3.590%	2,000,000	2,121,076
01/01/21	4.301%	$1,486,023	$1,652,166
01/01/21	4.380%	2,471,916	2,747,731
07/01/21	4.260%	2,500,000	2,764,382
08/01/21	4.500%	4,000,000	4,480,277
CMO Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,630,197
Total Commercial Mortgage-Backed Securities — Agency
(Cost: $94,370,435)			$98,935,936

Commercial Mortgage-Backed Securities — Non-Agency 2.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d)(e)
Series 2006-3 Class A4
07/10/44	5.889%	$500,000	$548,143
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e)
Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,032,414
Series 2006-5 Class A4
09/10/47	5.414%	400,000	432,228
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 Class A3(d)(e)
06/11/41	5.468%	1,100,000	1,183,614
CW Capital Cobalt Ltd.(d)(e)(f)
CMO IO Series 2006-C1 Class IO
08/15/48	0.723%	22,350,175	576,232
CW Capital Cobalt Ltd.(e)
Series 2006-C1 Class A4
08/15/48	5.223%	1,200,000	1,276,345
Citigroup Commercial Mortgage Trust(d)(e)
Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,297,496
Citigroup Commercial Mortgage Trust(e)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	833,050
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class AM(d)(e)
07/15/44	5.225%	875,000	917,636
Commercial Mortgage Asset Trust Series 1999-C1 Class D(d)(e)
01/17/32	7.350%	1,500,000	1,610,377
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class AM(e)
07/15/37	4.730%	1,000,000	1,033,399
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3(d)(e)
03/15/39	5.661%	1,300,000	1,395,724
DBRR Trust CMO IO Series 2011-C32 Class A3X1(a)(e)
06/21/49	2.015%	6,000,000	510,770
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A(a)(e)
12/06/20	2.980%	2,095,480	2,177,344
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AJ(d)(e)
06/10/48	4.826%	1,700,000	1,660,205
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class AM(e)
05/10/43	4.754%	350,000	365,014
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6(d)(e)
08/01/38	5.396%	2,100,000	2,232,677
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4(b)(d)(e)
07/10/38	5.882%	$1,000,000	$1,110,915
JP Morgan Chase Commercial Mortgage Securities Corp.(d)(e)
Series 2004-CB9 Class A4
06/12/41	5.579%	1,000,000	1,111,145
Series 2006-LDP9 Class A3SF
05/15/47	0.433%	1,000,000	910,926
JP Morgan Chase Commercial Mortgage Securities Corp.(e)
Series 2004-CB8 Class A4
03/12/14	4.404%	1,000,000	1,047,891
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(e)
Series 2005-CB11 Class AJ
08/12/37	5.358%	1,000,000	983,227
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(e)(f)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.068%	91,883,700	643,802
JPMorgan Chase Commercial Mortgage Securities Corp.(e)
Series 2006-CB16 Class A4
05/12/45	5.552%	1,000,000	1,097,613
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4(e)
03/15/36	4.367%	1,281,000	1,338,361
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ(d)(e)
01/12/44	5.326%	1,000,000	934,349
Morgan Stanley Capital I(a)(d)(e)(f)
CMO IO Series 2006-T21 Class X
10/12/52	0.175%	100,342,664	824,215
Morgan Stanley Capital I(e)
Series 2004-HQ4 Class A7
04/14/40	4.970%	2,000,000	2,092,520
Morgan Stanley Reremic Trust(a)(e)
Series 2010-HQ4B Class A7A
04/16/40	4.970%	2,500,000	2,604,762
Series 2011-IO Class A
02/23/51	2.500%	2,703,313	2,699,089
Series 2009-IO Class A2
07/17/56	5.000%	2,100,000	2,147,250
NCUA Guaranteed Notes CMO Series 2010-C1 Class APT(e)
10/29/20	2.650%	5,718,765	5,976,896
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class A4(a)(e)
03/15/44	4.375%	1,200,000	1,280,668
Wachovia Bank Commercial Mortgage Trust(a)(d)(e)(f)
CMO IO Series 2004-C12 Class IO
07/15/41	0.024%	241,439,642	281,036
CMO IO Series 2006-C24 Class XC
03/15/45	0.044%	149,160,417	613,348
Wachovia Bank Commercial Mortgage Trust(d)(e)
Series 2003-C9 Class A4
12/15/35	5.012%	2,000,000	2,107,090
Series 2004-C11 Class A5
01/15/41	5.215%	1,305,000	1,389,696
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $49,686,702)			$50,277,467

The accompanying Notes to Financial Statements are an integral part of this statement.

75	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities — Non-Agency 2.4%
AH Mortgage Advance Trust(a)
Series SART-1 Class A2
05/10/43	3.370%	$3,000,000	$2,988,000
Series SART-2 Class A1
09/15/43	3.270%	2,347,000	2,339,339
Series SART-2 Class B1
09/15/43	6.900%	800,000	793,264
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	1,385,000	1,389,051
Series 2010-3 Class A4
08/17/15	1.550%	536,000	542,575
Series 2011-1 Class A2
10/15/13	0.810%	321,637	321,798
Series 2011-1 Class A3
01/15/15	1.380%	465,000	469,976
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A3
04/08/15	1.140%	665,000	662,502
Series 2010-4 Class A2
05/08/14	0.960%	466,426	466,498
Series 2011-1 Class A2
06/09/14	0.840%	487,220	487,077
Series 2011-1 Class A3
09/08/15	1.390%	375,000	376,556
Series 2011-3 Class A2
11/10/14	0.840%	1,578,000	1,575,490
Series 2011-4 Class A3
05/09/16	1.170%	943,000	939,010
Arch Bay Asset-Backed Securities Series 2010-2 Class A(a)(d)
04/25/57	4.125%	342,578	341,084
Asset-Backed Funding Certificates Series 2005-AG1 Class A4(d)
06/25/35	5.010%	1,156,408	1,063,013
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A(d)
12/25/33	0.744%	1,354,759	1,133,214
CNH Equipment Trust Series 2010-C Class A3
05/15/15	1.170%	1,468,772	1,471,379
CPS Auto Trust Series 2011-C Class A(a)
03/15/19	4.210%	1,277,000	1,276,936
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-5 Class 1A4
02/25/30	4.396%	546,716	549,552
Chase Funding Mortgage Loan Asset-Backed Certificates(d)
Series 2003-2 Class 2A2
02/25/33	0.854%	926,888	786,319
Series 2003-4 Class 1A5
05/25/33	5.416%	932,032	895,753
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	649,558
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3
08/08/13	0.910%	1,400,000	1,399,112
Credit Acceptance Auto Loan Trust Series 2011-1 Class A(a)
03/15/19	2.610%	917,000	914,736
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2(a)(d)
01/25/43	5.150%	$564,310	$551,060
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3(a)(d)
06/25/50	4.063%	800,000	740,940
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(a)(d)
04/26/37	0.387%	705,177	691,452
Federal National Mortgage Association Series 2003-W16 Class AF5(d)
11/25/33	4.634%	1,943,834	1,943,380
Ford Credit Auto Lease Trust Series 2011-A Class A2
09/15/13	0.740%	840,000	838,853
Fortress Opportunities Residential Transaction Series 2011-1A Class A1(a)(d)
10/25/47	7.211%	2,267,149	2,267,149
GE Capital Credit Card Master Note Trust Series 2009-2 Class A
07/15/15	3.690%	1,000,000	1,015,749
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	612,000	613,261
Huntington Auto Trust (a)
Series 2011-1A Class A3
01/15/16	1.010%	500,000	500,127
Series 2011-1A Class A4
11/15/16	1.310%	800,000	801,581
Hyundai Auto Receivables Trust
Series 2011-A Class A3
03/15/16	1.160%	410,000	410,290
Series 2011-A Class A4
03/15/16	1.780%	520,000	528,067
LAI Vehicle Lease Securitization Trust Series 2010-A Class A(a)
03/15/16	2.550%	807,347	805,375
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3(a)(d)
07/25/34	0.644%	1,341,900	1,277,652
Madison Avenue Manufactured Housing Contract Series 2002-A Class M2(d)
03/25/32	2.544%	1,157,000	1,021,775
NCUA Guaranteed Notes CMO Series 2010-A1 Class A(d)
12/07/20	0.624%	397,448	398,605
Newcastle Investment Trust Series 2011-MH1 Class A(a)
12/10/33	2.450%	500,554	504,999
Residential Asset Mortgage Products, Inc.(d)
Series 2004-RS6 Class AI4
05/25/32	5.457%	689,943	685,069
Series 2005-EFC5 Class A3
10/25/35	0.634%	1,100,000	900,855
Series 2005-RZ4 Class A2
11/25/35	0.554%	492,270	470,763
Residential Asset Securities Corp. Series 2005-KS Class A3(d)
10/25/35	0.664%	1,000,000	950,490
Santander Drive Auto Receivables Trust
Series 2010-3 Class A3
06/16/14	1.200%	500,000	499,433
Santander Drive Auto Receivables Trust(a)
Series 2010A Class A4
06/15/17	2.390%	$800,000	$812,160
Series 2011-S2A Class B
06/15/17	2.060%	333,187	332,315
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6(d)
06/25/33	4.795%	80,855	80,867
Structured Asset Investment Loan Trust Series 2005-5 Class A9(d)
06/25/35	0.564%	500,000	468,279
Structured Asset Securities Corp.
CMO Series 2004-5H Class A4
12/25/33	5.540%	1,952,863	1,906,305
Structured Asset Securities Corp.(d)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	1,059,835	1,012,239
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,661,132
Vericrest Opportunity Loan Transferee CMO Series 2010-NPL1 Class B1(a)(d)
05/25/39	8.000%	1,122,973	1,043,770
Westlake Automobile Receivables Trust(a)
Series 2011-1A Class A2
07/15/13	1.080%	329,614	329,368
Series 2011-1A Class A3
06/16/14	1.490%	513,000	512,306
Total Asset-Backed Securities — Non-Agency
(Cost: $50,919,791)			$50,407,458

Inflation — Indexed Bonds 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/29	2.500%	1,054,590	$1,407,065
Total Inflation-Indexed Bonds
(Cost: $1,352,945)			$1,407,065

U.S. Treasury Obligations 18.2%
U.S. Treasury
02/28/14	1.875%	$1,000,000	$1,034,062
09/30/14	2.375%	16,500,000	17,410,722
01/31/15	2.250%	28,000,000	29,577,184
01/31/17	3.125%	15,000,000	16,673,430
03/31/17	3.250%	5,000,000	5,598,440
08/15/17	4.750%	3,745,000	4,509,212
08/31/18	1.500%	1,000,000	1,014,609
08/15/20	8.750%	28,500,000	44,952,081
08/15/27	6.375%	3,000,000	4,547,343
08/15/28	5.500%	14,700,000	20,752,269
02/15/36	4.500%	2,000,000	2,617,188
02/15/37	4.750%	400,000	543,312
U.S. Treasury(b)
07/31/14	2.625%	20,500,000	21,702,776
10/31/14	2.375%	22,000,000	23,239,216
12/31/14	2.625%	5,000,000	5,332,031
05/15/15	4.125%	8,050,000	9,030,466
12/31/16	3.250%	57,450,000	64,146,487
08/15/17	8.875%	9,215,000	13,189,688
11/30/18	1.375%	21,200,000	21,272,886
05/15/19	3.125%	7,151,000	8,018,059

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	76

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Coupon Rate	Principal Amount	Value
U.S. Treasury Obligations (continued)
02/15/20	8.500%	$500,000	$769,023
08/15/29	6.125%	5,250,000	7,954,569
02/15/31	5.375%	1,100,000	1,567,843
U.S. Treasury(b)(g)
STRIPS
02/15/14	0.000%	3,200,000	3,180,474
05/15/20	0.000%	16,236,000	13,995,676
08/15/20	0.000%	10,000,000	8,552,720
11/15/20	0.000%	500,000	423,779
05/15/21	0.000%	2,000,000	1,663,410
11/15/26	0.000%	1,000,000	667,695
02/15/29	0.000%	1,365,000	839,958
08/15/29	0.000%	3,400,000	2,054,695
11/15/29	0.000%	1,600,000	958,594
02/15/30	0.000%	3,350,000	1,988,989
08/15/30	0.000%	1,800,000	1,052,480
U.S. Treasury(g)
STRIPS
08/15/21	0.000%	750,000	618,712
05/15/23	0.000%	1,000,000	767,546
08/15/24	0.000%	1,000,000	729,542
08/15/26	0.000%	1,000,000	674,041
02/15/27	0.000%	5,000,000	3,306,745
02/15/28	0.000%	4,600,000	2,929,703
05/15/30	0.000%	1,500,000	883,489
11/15/30	0.000%	2,500,000	1,447,912
11/15/31	0.000%	1,000,000	559,291
11/15/32	0.000%	3,250,000	1,752,468
05/15/33	0.000%	3,925,000	2,077,903
08/15/33	0.000%	3,000,000	1,573,581
11/15/33	0.000%	1,900,000	987,489
02/15/34	0.000%	900,000	463,161
05/15/34	0.000%	400,000	203,927
Total U.S. Treasury Obligations
(Cost: $349,722,441)			$379,806,876

U.S. Government & Agency Obligations 11.4%
Federal Farm Credit Bank
11/15/18	5.125%	$8,000,000	$9,624,256
Federal Home Loan Banks(b)
12/16/16	4.750%	10,000,000	11,754,779
Federal Home Loan Mortgage Corp.
04/29/14	1.350%	2,000,000	2,036,744
04/18/16	5.250%	7,000,000	8,246,175
Federal Home Loan Mortgage Corp.(b)
08/23/17	5.500%	34,000,000	41,558,370
11/17/17	5.125%	58,000,000	69,837,336
Federal National Mortgage Association
07/05/14	0.000%	3,000,000	2,936,343
Federal National Mortgage Association(b)
09/15/16	5.250%	10,000,000	11,870,870
05/11/17	5.000%	10,000,000	11,869,690
06/12/17	5.375%	36,000,000	43,496,136
Federal National Mortgage Association(g)
06/01/17	0.000%	10,000,000	9,207,560
STRIPS
11/15/21	0.000%	1,750,000	1,341,804
Residual Funding Corp. STRIPS(g)
07/15/20	0.000%	2,000,000	1,667,052
Tennessee Valley Authority(b)
07/18/17	5.500%	11,000,000	13,390,267
Tennessee Valley Authority(g)
STRIPS
11/01/25	0.000%	$1,000,000	$642,656
Total U.S. Government & Agency Obligations
(Cost: $223,648,045)			$239,480,038

Foreign Government Obligations 0.8%
CANADA 0.2%
Caisse Centrale Desjardins du Quebec(a)(c)
03/24/16	2.550%	$1,452,000	$1,490,963
Province of Ontario Canada Senior Unsecured(c)
06/16/15	2.700%	1,840,000	1,927,135
Province of Quebec Canada(c)
01/30/26	6.350%	440,000	596,458

Total			4,014,556
ISRAEL 0.5%
Israel Government AID Bond(c)(g)
U.S. Government Guaranteed
03/15/19	0.000%	2,500,000	2,188,445
11/15/26	0.000%	1,500,000	918,624
U.S. Government Guaranty
11/15/19	0.000%	1,501,000	1,283,314
02/15/20	0.000%	6,000,000	5,083,284
02/15/25	0.000%	2,250,000	1,491,512

Total			10,965,179
MEXICO —%
Mexico Government International Bond Senior Unsecured(c)
10/12/2110	5.750%	458,000	487,770
NORWAY 0.1%
Statoil ASA(c)
04/15/19	5.250%	880,000	1,018,377
Total Foreign Government Obligations
(Cost: $15,876,631)			$16,485,882

Municipal Bonds 0.2%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$1,265,000	$1,651,647
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	495,751
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/2111	4.800%	1,514,000	1,579,057
Municipal Bonds (continued)
Port Authority of New York and New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	$835,000	$946,180
Total Municipal Bonds
(Cost: $4,070,801)			$4,672,635

		Shares	Value
Money Market Funds 1.4%
Columbia Short-Term
Cash Fund, 0.141%(k)(l)		29,547,437	$29,547,437
Total Money Market Funds
(Cost: $29,547,437)			$29,547,437

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 14.2%
Asset-Backed Commercial Paper 2.3%
Amsterdam Funding Corp.
01/03/12	0.320%	$4,998,489	$4,998,489
01/11/12	0.320%	4,998,489	4,998,489
Argento Variable Funding Company LLC
01/13/12	0.310%	3,998,898	3,998,898
Atlantis One
02/01/12	0.370%	4,997,842	4,997,842
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	4,998,258	4,998,258
Grampian Funding LLC
01/18/12	0.310%	8,997,597	8,997,597
Kells Funding, LLC
01/03/12	0.360%	9,996,400	9,996,400
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,959	4,998,959

Total			47,984,932
Certificates of Deposit 5.5%
Bank of Montreal
02/29/12	0.350%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.401%	4,000,000	4,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	4,996,003	4,996,003
Branch Banking & Trust Corporation
03/15/12	0.240%	10,000,000	10,000,000
Canadian Imperial Bank
03/21/12	0.333%	5,001,568	5,001,568
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
03/08/12	0.540%	5,000,000	5,000,000
03/20/12	0.590%	2,000,000	2,000,000
DnB NOR ASA
03/01/12	0.450%	7,000,000	7,000,000
National Australia Bank
04/30/12	0.446%	7,000,000	7,000,000
National Bank of Canada
05/08/12	0.425%	4,000,000	4,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

77	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Nordea Bank AB
01/13/12	0.350%	$5,000,000	$5,000,000
03/13/12	0.520%	5,000,000	5,000,000
Rabobank
01/20/12	0.331%	12,000,000	12,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	4,992,113	4,992,113
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
03/01/12	0.460%	4,000,000	4,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	10,000,000	10,000,000
01/12/12	0.320%	5,000,000	5,000,000

Total			114,989,684
Commercial Paper 2.0%
HSBC Bank PLC
04/13/12	0.481%	11,970,720	11,970,720
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	4,998,979	4,998,979
Suncorp Metway Ltd.
01/18/12	0.450%	9,992,125	9,992,125
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058

Total			41,923,320
Other Short-Term Obligations 1.0%
Natixis Financial Products LLC
01/03/12	0.390%	$5,000,000	$5,000,000
The Goldman Sachs Group, Inc.
01/13/12	0.550%	10,000,000	10,000,000
01/17/12	1.154%	5,154,918	5,154,918

Total			20,154,918
Repurchase Agreements 3.4%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $13,000,116(m)
	0.080%	13,000,000	13,000,000
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $5,000,156(m)
	0.160%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,056(m)
	0.050%	10,000,000	10,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(m)
	0.100%	5,000,000	5,000,000
Repurchase Agreements (cont.)
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $12,997,872(m)
	0.040%	$12,997,814	$12,997,814
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $25,000,139(m)
	0.050%	25,000,000	25,000,000

Total			70,997,814
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $296,050,668)			$296,050,668
Total Investments
(Cost: $2,300,221,466)			$2,380,449,762
Other Assets & Liabilities, Net			(288,779,853)
Net Assets			$2,091,669,909

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $168,274,481 or 7.95% of net assets.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $68,047,381 or 3.25% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)	Zero coupon bond.

(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Represents a security purchased on a when-issued or delayed delivery basis.

(j)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $1,387,276, representing 0.07% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
NCUA Guaranteed Notes CMO Series 2010-R3 Class 1A 0.834% 12/08/20	12/03/10	$1,382,093

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	78

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Notes to Portfolio of Investments (continued)

(k)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(l)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$30,414,213	$367,529,484	$(368,396,260)	$—	$29,547,437	$39,610	$29,547,437

(m)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$3,774,190
Freddie Mac REMICS	9,174,192
Government National Mortgage Association	311,618
Total Market Value of Collateral Securities	$13,260,000

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$1,941,516
Fannie Mae REMICS	4,396,847
Federal Home Loan Mortgage Corp	3,233,604
Federal National Mortgage Association	628,095
Total Market Value of Collateral Securities	$10,200,062

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$2,525,784
Ginnie Mae I Pool	1,251,535
Ginnie Mae II Pool	1,322,681
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$11,721,815
Fannie Mae REMICS	25,902
Freddie Mac Gold Pool	746,296
Freddie Mac Non Gold Pool	763,758
Total Market Value of Collateral Securities	$13,257,771

The accompanying Notes to Financial Statements are an integral part of this statement.

79	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Notes to Portfolio of Investments (continued)

Societe Generale (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,361,450
Federal National Mortgage Association	23,138,567
Total Market Value of Collateral Securities	$25,500,017

Abbreviation Legend
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
CP	Commercial Paper
FDIC	Federal Deposit Insurance Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	80

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

81	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes
Airlines	$—	$—	$822,606	$822,606
All Other Industries	—	292,108,655	—	292,108,655
Residential Mortgage-Backed Securities — Agency	—	727,382,614	—	727,382,614
Residential Mortgage-Backed Securities — Non-Agency	—	177,643,504	15,420,921	193,064,425
Commercial Mortgage-Backed Securities — Agency	—	98,935,936	—	98,935,936
Commercial Mortgage-Backed Securities — Non-Agency	—	44,920,358	5,357,109	50,277,467
Asset-Backed Securities — Non-Agency	—	46,464,768	3,942,690	50,407,458
Inflation-Indexed Bonds	—	1,407,065	—	1,407,065
U.S. Treasury Obligations	304,180,012	75,626,864	—	379,806,876
U.S. Government & Agency Obligations	—	239,480,038	—	239,480,038
Foreign Government Obligations	—	16,485,882	—	16,485,882
Municipal Bonds	—	4,672,635	—	4,672,635
Total Bonds	304,180,012	1,725,128,319	25,543,326	2,054,851,657
Other
Money Market Funds	29,547,437	—	—	29,547,437
Investments of Cash Collateral Received for Securities on Loan	—	296,050,668	—	296,050,668
Total Other	29,547,437	296,050,668	—	325,598,105
Total	$333,727,449	$2,021,178,987	$25,543,326	$2,380,449,762

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds and Mortgage and Asset Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	82

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities – Agency	Residential Mortgage-Backed Securities – Non-Agency	Commercial Mortgage-Backed Securities – Non-Agency	Asset- Backed Securities- Non-Agency	Total
Balance as of December 31, 2010	$—	$690,645	$13,578,873	$3,197,303	$3,295,353	$20,762,174
Accrued discounts/premiums	(4,547)	—	61,294	(158)	—	56,589
Realized gain (loss)	—	—	1,787	2,068	—	3,855
Change in unrealized appreciation (depreciation)*	(11,074)	—	(66,076)	(24,270)	632	(100,788)
Sales	(29,872)	—	(3,053,467)	(696,687)	—	(3,780,026)
Purchases	868,099	—	13,526,686	6,076,156	3,441,533	23,912,474
Transfers into Level 3	—	—	1,498,125	—	500,525	1,998,650
Transfers out of Level 3	—	(690,645)	(10,126,301)	(3,197,303)	(3,295,353)	(17,309,602)
Balance as of December 31, 2011	$822,606	$—	$15,420,921	$5,357,109	$3,942,690	$25,543,326

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(100,788), which was comprised of Corporate Bonds & Notes of $(11,074), Residential Mortgage-Backed Securities — Non-Agency of $(66,076), Commercial Mortgage-Backed Securities — Non-Agency of $(24,270) and Asset-Backed Securities — Non-Agency of $632.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

83	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.0%
CONSUMER DISCRETIONARY 18.2%
Automobiles 0.6%
Harley-Davidson, Inc.	128,143	$4,980,919
Hotels, Restaurants & Leisure 4.6%
Darden Restaurants, Inc(a)	236,011	10,757,381
Tim Hortons, Inc.(b)	359,378	17,401,083
Yum! Brands, Inc.	240,945	14,218,165

Total		42,376,629
Multiline Retail 3.4%
Dollar Tree, Inc.(a)(c)	254,053	21,114,345
Nordstrom, Inc.	206,789	10,279,481

Total		31,393,826
Specialty Retail 7.2%
Bed Bath & Beyond, Inc.(c)	271,438	15,735,261
O’Reilly Automotive, Inc.(c)	176,057	14,075,757
Ross Stores, Inc.	364,272	17,313,848
TJX Companies, Inc.	214,674	13,857,207
Williams-Sonoma, Inc.(a)	137,605	5,297,792

Total		66,279,865
Textiles, Apparel & Luxury Goods 2.4%
Deckers Outdoor Corp.(a)(c)	102,234	7,725,823
PVH Corp.	204,604	14,422,536

Total		22,148,359
TOTAL CONSUMER DISCRETIONARY		167,179,598
CONSUMER STAPLES 5.9%
Food & Staples Retailing 0.7%
Whole Foods Market, Inc.	91,398	6,359,473
Food Products 2.9%
Bunge Ltd.(a)(b)	147,000	8,408,400
JM Smucker Co. (The)	130,294	10,185,082
Mead Johnson Nutrition Co.	121,602	8,357,705

Total		26,951,187
Household Products 1.5%
Church & Dwight Co., Inc.	288,392	13,196,818
Personal Products 0.8%
Herbalife Ltd.(b)	136,031	7,028,722
TOTAL CONSUMER STAPLES		53,536,200
ENERGY 9.4%
Energy Equipment & Services 2.6%
Cameron International Corp.(c)	238,415	11,727,634
Patterson-UTI Energy, Inc.	311,347	6,220,713
Rowan Companies, Inc.(c)	187,896	5,698,885

Total		23,647,232
Oil, Gas & Consumable Fuels 6.8%
Cimarex Energy Co.(a)	98,196	6,078,332
Cobalt International Energy, Inc.(a)(c)	429,259	6,662,100
Concho Resources, Inc.(a)(c)	115,047	10,785,656
Denbury Resources, Inc.(c)	821,848	12,409,905
Noble Energy, Inc.	142,362	13,437,549
Southwestern Energy Co.(c)	407,674	13,021,108

Total		62,394,650
TOTAL ENERGY		86,041,882
FINANCIALS 4.5%
Capital Markets 1.4%
Eaton Vance Corp.(a)	281,100	$6,645,204
TD Ameritrade Holding Corp.	394,530	6,174,395

Total		12,819,599
Commercial Banks 0.8%
First Republic Bank(c)	253,661	7,764,563
Insurance 0.6%
WR Berkley Corp.	153,100	5,265,109
Real Estate Investment Trusts (REITs) 1.7%
Annaly Capital Management, Inc.(a)	946,226	15,101,767
TOTAL FINANCIALS		40,951,038
HEALTH CARE 14.4%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(c)	166,951	11,936,996
BioMarin Pharmaceutical, Inc.(a)(c)	220,657	7,586,188
United Therapeutics Corp.(a)(c)	137,724	6,507,459

Total		26,030,643
Health Care Equipment & Supplies 1.0%
IDEXX Laboratories, Inc.(a)(c)	64,672	4,977,157
Neogen Corp.(a)(c)	129,475	3,967,114

Total		8,944,271
Health Care Providers & Services 5.6%
DaVita, Inc.(a)(c)	215,785	16,358,661
Henry Schein, Inc.(a)(c)	217,235	13,996,451
Laboratory Corp. of America Holdings(c)	116,428	10,009,315
Universal Health Services, Inc., Class B	277,270	10,774,712

Total		51,139,139
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.(c)	270,106	9,434,802
Waters Corp.(a)(c)	118,773	8,795,141

Total		18,229,943
Pharmaceuticals 3.0%
Perrigo Co.(a)	154,432	15,026,234
Valeant Pharmaceuticals International, Inc.(b)(c)	277,164	12,940,787

Total		27,967,021
TOTAL HEALTH CARE		132,311,017
INDUSTRIALS 10.4%
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc.	168,382	6,896,927
Commercial Services & Supplies 1.0%
Iron Mountain, Inc.(a)	310,022	9,548,677
Electrical Equipment 3.1%
AMETEK, Inc.	301,315	12,685,361
Roper Industries, Inc.(a)	180,448	15,675,518

Total		28,360,879
INDUSTRIALS (cont.)
Machinery 2.0%
Colfax Corp.(a)(c)	154,548	$4,401,527
IDEX Corp.(a)	362,189	13,440,834

Total		17,842,361
Professional Services 1.9%
IHS, Inc., Class A(c)	114,758	9,887,549
Robert Half International, Inc.(a)	255,873	7,282,146

Total		17,169,695
Road & Rail 0.5%
JB Hunt Transport Services, Inc.	110,123	4,963,243
Trading Companies & Distributors 1.1%
Fastenal Co.(a)	233,006	10,161,392
TOTAL INDUSTRIALS		94,943,174
INFORMATION TECHNOLOGY 22.6%
Communications Equipment 2.5%
F5 Networks, Inc.(c)	73,250	7,773,290
Finisar Corp.(a)(c)	364,675	6,106,483
Juniper Networks, Inc.(c)	283,784	5,792,032
Riverbed Technology, Inc.(a)(c)	140,458	3,300,763

Total		22,972,568
Computers & Peripherals 1.0%
NetApp, Inc.(a)(c)	251,286	9,114,143
Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp., Class A	207,346	9,411,435
FLIR Systems, Inc.(a)	306,565	7,685,585

Total		17,097,020
Internet Software & Services 2.9%
Rackspace Hosting, Inc.(a)(c)	159,988	6,881,084
VeriSign, Inc.(a)	558,642	19,954,692

Total		26,835,776
IT Services 3.1%
Alliance Data Systems Corp.(c)	141,716	14,715,789
Gartner, Inc.(c)	231,857	8,061,668
Teradata Corp.(c)	126,047	6,114,540

Total		28,891,997
Semiconductors & Semiconductor Equipment 4.7%
Altera Corp.	254,197	9,430,709
Broadcom Corp., Class A(c)	328,835	9,654,595
Maxim Integrated Products, Inc.(a)	436,107	11,356,226
Xilinx, Inc.	397,861	12,755,424

Total		43,196,954
Software 6.5%
Activision Blizzard, Inc.(a)	810,090	9,980,309
Ariba, Inc.(a)(c)	319,209	8,963,389
Check Point Software Technologies Ltd.(a)(b)(c)	271,994	14,290,565
Intuit, Inc.	212,143	11,156,600
Red Hat, Inc.(c)	186,281	7,691,542
Salesforce.com, Inc.(a)(c)	70,967	7,200,312

Total		59,282,717
TOTAL INFORMATION TECHNOLOGY		207,391,175

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	84

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS 6.7%
Chemicals 4.8%
Airgas, Inc.	64,243	$5,016,094
Albemarle Corp.	216,867	11,170,819
Ecolab, Inc.	319,719	18,482,955
FMC Corp.	112,185	9,652,397

Total		44,322,265
Metals & Mining 1.9%
Eldorado Gold Corp.(b)	252,626	3,463,502
Reliance Steel & Aluminum Co.(a)	198,917	9,685,269
Silver Wheaton Corp.(b)	141,885	4,108,990

Total		17,257,761
TOTAL MATERIALS		61,580,026
TELECOMMUNICATION SERVICES 5.9%
Wireless Telecommunication Services 5.9%
American Tower REIT, Inc.	282,845	16,973,529
Crown Castle International Corp.(c)	478,313	21,428,422
NII Holdings, Inc.(a)(c)	750,466	15,984,926

Total		54,386,877
TOTAL TELECOMMUNICATION SERVICES		54,386,877
Total Common Stocks
(Cost: $795,199,534)		$898,320,987

	Shares	Value
Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	19,292,908	$19,292,908
Total Money Market Funds
(Cost: $19,292,908)		$19,292,908

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 23.6%
Asset-Backed Commercial Paper 2.6%
Atlantis One
02/01/12	0.370%	$4,997,842	$4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	4,998,445	4,998,445
01/11/12	0.310%	1,999,415	1,999,415
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	1,999,303	1,999,303
Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (cont.)
Grampian Funding LLC
01/18/12	0.310%	$4,998,665	$4,998,665
01/23/12	0.320%	2,999,093	2,999,093
Regency Markets No. 1 LLC
01/18/12	0.250%	1,999,583	1,999,583

Total			23,992,346
Certificates of Deposit 6.0%
Branch Banking & Trust Corporation
01/09/12	0.350%	4,000,000	4,000,000
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
03/08/12	0.540%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.446%	3,000,000	3,000,000
National Bank of Canada
05/08/12	0.425%	5,000,000	5,000,000
Nordea Bank AB
03/13/12	0.520%	5,000,000	5,000,000
Rabobank
03/16/12	0.530%	4,993,311	4,993,311
Standard Chartered Bank PLC
03/30/12	0.625%	4,992,113	4,992,113
Svenska Handelsbanken
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
03/02/12	0.530%	3,000,000	3,000,000
United Overseas Bank Ltd.
01/12/12	0.320%	5,000,000	5,000,000

Total			54,985,424
Commercial Paper 4.6%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	4,988,308	4,988,308
HSBC Bank PLC
04/13/12	0.481%	4,987,800	4,987,800
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,854	4,998,854
Skandinaviska Enskilda Banken AB
01/11/12	0.240%	5,699,012	5,699,012
Suncorp Metway Ltd.
01/18/12	0.450%	4,996,063	4,996,063
Svenska Handelsbank
03/29/12	0.506%	4,993,617	4,993,617
Toyota Motor Credit Corp.
04/26/12	0.562%	$3,988,551	$3,988,551
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
Westpac Securities NZ Ltd.
03/02/12	0.441%	7,982,205	7,982,205

Total			42,634,410
Other Short-Term Obligations 0.8%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	7,000,000	7,000,000
Repurchase Agreements 9.6%
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $5,000,156(f)
01/06/12	0.160%	5,000,000	5,000,000
Mizuho Securities USA, Inc . dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(f)
01/03/12	0.100%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $2,500,014(f)
	0.050%	2,500,000	2,500,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $20,000,222(f)
	0.100%	20,000,000	20,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078(f)
	0.140%	5,000,000	$5,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $20,490,627(f)
	0.040%	20,490,536	20,490,536
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $25,000,139(f)
	0.050%	25,000,000	25,000,000

Total			87,990,536
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $216,602,716)			$216,602,716
Total Investments
(Cost: $1,031,095,158)			$1,134,216,611
Other Assets & Liabilities, Net			(217,084,364)
Net Assets			$917,132,247

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $67,642,049 or 7.38% of net assets.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

85	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Jennison Mid Cap Growth Fund

Notes to Portfolio of Investments (continued)

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$13,678,787	$233,625,223	$(228,011,102)	$—	$19,292,908	$28,781	$19,292,908

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$6,625,080
Federal National Mortgage Association	91,174
Freddie Mac Gold Pool	2,321,107
Freddie Mac Non Gold Pool	758,439
Ginnie Mae I Pool	403,727
Ginnie Mae II Pool	473
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$485,379
Fannie Mae REMICS	1,099,212
Federal Home Loan Mortgage Corp	808,401
Federal National Mortgage Association	157,024
Total Market Value of Collateral Securities	$2,550,016

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$10,103,134
Ginnie Mae I Pool	5,006,142
Ginnie Mae II Pool	5,290,724
Total Market Value of Collateral Securities	$20,400,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	86

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$18,478,974
Fannie Mae REMICS	40,833
Freddie Mac Gold Pool	1,176,507
Freddie Mac Non Gold Pool	1,204,033
Total Market Value of Collateral Securities	$20,900,347

Societe Generale (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,361,450
Federal National Mortgage Association	23,138,567
Total Market Value of Collateral Securities	$25,500,017

The accompanying Notes to Financial Statements are an integral part of this statement.

87	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Jennison Mid Cap Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	88

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$167,179,598	$—	$—	$167,179,598
Consumer Staples	53,536,200	—	—	53,536,200
Energy	86,041,882	—	—	86,041,882
Financials	40,951,038	—	—	40,951,038
Health Care	132,311,017	—	—	132,311,017
Industrials	94,943,174	—	—	94,943,174
Information Technology	207,391,175	—	—	207,391,175
Materials	61,580,026	—	—	61,580,026
Telecommunication Services	54,386,877	—	—	54,386,877
Total Equity Securities	898,320,987	—	—	898,320,987
Other
Money Market Funds	19,292,908	—	—	19,292,908
Investments of Cash Collateral Received for Securities on Loan	—	216,602,716	—	216,602,716
Total Other	19,292,908	216,602,716	—	235,895,624
Total	$917,613,895	$216,602,716	$—	$1,134,216,611

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

89	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – MFS Value Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.9%
CONSUMER DISCRETIONARY 9.3%
Auto Components 0.9%
Johnson Controls, Inc.(a)	482,335	$15,077,792
Automobiles 0.2%
General Motors Co.(a)(b)	158,030	3,203,268
Leisure Equipment & Products 0.8%
Hasbro, Inc.(a)	457,591	14,592,577
Media 4.6%
Comcast Corp.(a)	553,760	13,046,585
Omnicom Group, Inc.(a)	451,805	20,141,467
Viacom, Inc., Class B	440,870	20,019,907
Walt Disney Co. (The)	711,758	26,690,925

Total		79,898,884
Multiline Retail 1.8%
Kohl’s Corp.	126,260	6,230,931
Target Corp.	494,310	25,318,558

Total		31,549,489
Specialty Retail 1.0%
Advance Auto Parts, Inc.(a)	134,992	9,399,493
Staples, Inc.(a)	600,355	8,338,931

Total		17,738,424
TOTAL CONSUMER DISCRETIONARY		162,060,434
CONSUMER STAPLES 13.4%
Beverages 2.8%
Diageo PLC(c)	1,371,818	29,964,545
PepsiCo, Inc.	288,830	19,163,871

Total		49,128,416
Food & Staples Retailing 1.2%
CVS Caremark Corp.	316,208	12,894,962
Walgreen Co.(a)	229,830	7,598,180

Total		20,493,142
Food Products 3.5%
General Mills, Inc.(a)	724,360	29,271,388
JM Smucker Co. (The)	22,337	1,746,083
Kellogg Co.(a)	171,419	8,668,659
Nestlé SA, Registered Shares(c)	377,319	21,691,926

Total		61,378,056
Household Products 0.4%
Procter & Gamble Co. (The)	117,371	7,829,819
Tobacco 5.5%
Altria Group, Inc.	458,274	13,587,824
Philip Morris International, Inc.	947,731	74,377,929
Reynolds American, Inc.	167,390	6,933,294

Total		94,899,047
TOTAL CONSUMER STAPLES		233,728,480
ENERGY 8.4%
Energy Equipment & Services 0.5%
Transocean Ltd.(c)	209,790	8,053,838
Oil, Gas & Consumable Fuels 7.9%
Apache Corp.	227,295	20,588,381
Chevron Corp.	369,026	39,264,366
EOG Resources, Inc.(a)	94,991	9,357,564

Issuer	Shares	Value
Common Stocks (continued)
ENERGY (cont.)
Exxon Mobil Corp.	372,115	$31,540,467
Hess Corp.	116,865	6,637,932
Occidental Petroleum Corp.	331,305	31,043,279

Total		138,431,989
TOTAL ENERGY		146,485,827
FINANCIALS 19.6%
Capital Markets 6.1%
Bank of New York Mellon Corp. (The)(a)	1,367,946	27,235,805
BlackRock, Inc.	111,985	19,960,207
Franklin Resources, Inc.	85,070	8,171,824
Goldman Sachs Group, Inc. (The)	403,661	36,503,064
State Street Corp.	347,916	14,024,494

Total		105,895,394
Commercial Banks 2.8%
PNC Financial Services Group, Inc.	236,803	13,656,429
SunTrust Banks, Inc.	123,480	2,185,596
Wells Fargo & Co.	1,223,692	33,724,952

Total		49,566,977
Diversified Financial Services 3.6%
Bank of America Corp.	2,147,172	11,938,276
JPMorgan Chase & Co.	1,297,953	43,156,937
Moody’s Corp.(a)	225,610	7,598,545

Total		62,693,758
Insurance 7.1%
ACE Ltd.(c)	186,527	13,079,273
AON Corp.	388,085	18,162,378
Chubb Corp. (The)(a)	207,509	14,363,773
MetLife, Inc.	1,026,170	31,995,981
Prudential Financial, Inc.	451,996	22,654,039
Travelers Companies, Inc. (The)(a)	380,658	22,523,534

Total		122,778,978
TOTAL FINANCIALS		340,935,107
HEALTH CARE 13.1%
Health Care Equipment & Supplies 2.9%
Becton Dickinson and Co.(a)	187,323	13,996,775
Medtronic, Inc.(a)	653,285	24,988,151
St. Jude Medical, Inc.	362,288	12,426,478

Total		51,411,404
Health Care Providers & Services 0.6%
Quest Diagnostics, Inc.(a)	178,050	10,337,583
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.(b)	302,122	13,586,426
Pharmaceuticals 8.8%
Abbott Laboratories(a)	590,708	33,215,511
Johnson & Johnson	765,699	50,214,541
Merck & Co., Inc.(a)	300,503	11,328,963
Pfizer, Inc.	2,251,833	48,729,666
Roche Holding AG, Genusschein Shares(c)	57,559	9,755,555

Total		153,244,236
TOTAL HEALTH CARE		228,579,649

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS 15.2%
Aerospace & Defense 8.4%
Honeywell International, Inc.(a)	527,555	$28,672,614
Huntington Ingalls Industries, Inc.(a)(b)	57,300	1,792,344
Lockheed Martin Corp.(a)	757,601	61,289,921
Northrop Grumman Corp.(a)	307,260	17,968,565
United Technologies Corp.	510,396	37,304,843

Total		147,028,287
Construction & Engineering 0.2%
Fluor Corp.	50,540	2,539,635
Industrial Conglomerates 3.6%
3M Co.	326,165	26,657,466
Danaher Corp.(a)	421,638	19,833,852
Tyco International Ltd.(c)	342,610	16,003,313

Total		62,494,631
Machinery 1.8%
Eaton Corp.(a)	206,108	8,971,881
Stanley Black & Decker, Inc.(a)	340,223	22,999,075

Total		31,970,956
Professional Services 0.6%
Dun & Bradstreet Corp. (The)	131,258	9,822,036
Road & Rail 0.6%
Canadian National Railway Co.(c)	132,946	10,444,238
TOTAL INDUSTRIALS		264,299,783
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 0.8%
Cisco Systems, Inc.	759,516	13,732,049
Computers & Peripherals 0.2%
Hewlett-Packard Co.	123,667	3,185,662
IT Services 5.7%
Accenture PLC, Class A(c)	636,594	33,885,899
Fiserv, Inc.(a)(b)	86,380	5,073,961
International Business Machines Corp.	199,102	36,610,876
Mastercard, Inc., Class A	28,297	10,549,687
Western Union Co. (The)(a)	779,154	14,227,352

Total		100,347,775
Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV, NY Registered Shares, ADR(a)(c)	175,320	7,326,623
Intel Corp.	683,795	16,582,029

Total		23,908,652
Software 2.0%
Oracle Corp.	1,356,697	34,799,278
TOTAL INFORMATION TECHNOLOGY		175,973,416
MATERIALS 3.0%
Chemicals 3.0%
Air Products & Chemicals, Inc.	213,205	18,162,934
PPG Industries, Inc.(a)	229,812	19,187,004
Sherwin-Williams Co. (The)	157,750	14,082,342

Total		51,432,280
TOTAL MATERIALS		51,432,280

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	90

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

Issuer	Shares	Value
Common Stocks (continued)
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 2.7%
AT&T, Inc.(a)	1,583,165	$47,874,910
Wireless Telecommunication Services 1.4%
Vodafone Group PLC(c)	8,671,112	24,091,098
TOTAL TELECOMMUNICATION SERVICES		71,966,008
UTILITIES 1.7%
Electric Utilities 0.4%
PPL Corp.(a)	214,336	6,305,765
Multi-Utilities 1.3%
PG&E Corp.(a)	429,773	17,715,243
Public Service Enterprise Group, Inc.	161,918	5,344,913

Total		23,060,156
TOTAL UTILITIES		29,365,921
Total Common Stocks
(Cost: $1,607,359,089)		$1,704,826,905

Convertible Preferred Stocks 0.2%
UTILITIES 0.2%
Electric Utilities 0.2%
PPL Corp., 9.500%(b)	$48,000	$2,664,480
TOTAL UTILITIES		2,664,480
Total Convertible Preferred Stocks
(Cost: $2,469,600)		$2,664,480

	Shares	Value
Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	31,366,533	$31,366,533
Total Money Market Funds
(Cost: $31,366,533)		$31,366,533

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 12.4%
Asset-Backed Commercial Paper 1.1%
Atlantis One
02/01/12	0.370%	$3,998,273	$3,998,273
Cancara Asset Securitisation LLC
01/09/12	0.310%	3,998,863	3,998,863
Regency Markets No. 1 LLC
01/18/12	0.250%	3,999,167	3,999,167
Rheingold Securitization
01/23/12	0.720%	4,997,500	4,997,500
Thames Asset Global Securities
01/18/12	0.320%	1,999,467	1,999,467

Total			18,993,270
Certificates of Deposit 3.6%
ABM AMRO Bank N.V.
01/06/12	0.700%	9,998,639	9,998,639
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	1,498,801	1,498,801
Branch Banking & Trust Corporation
03/15/12	0.240%	3,000,000	3,000,000
DZ Bank AG
01/06/12	0.250%	9,999,514	9,999,514
Development Bank of Singapore Ltd.
01/13/12	0.310%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.446%	4,000,000	4,000,000
National Bank of Canada
05/08/12	0.425%	7,000,000	7,000,000
Natixis
01/04/12	1.000%	5,000,000	5,000,000
Rabobank
03/16/12	0.530%	2,995,986	2,995,986
Skandinaviska Enskilda Banken AB
01/03/12	0.020%	5,000,000	5,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	4,992,113	4,992,113
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000

Total			63,485,053
Commercial Paper 1.0%
Suncorp Metway Ltd.
02/01/12	0.500%	$4,995,486	$4,995,486
Svenska Handelsbank
03/15/12	0.501%	2,996,250	2,996,250
03/29/12	0.506%	4,993,618	4,993,618
Westpac Securities NZ Ltd.
04/20/12	0.531%	3,989,223	3,989,223

Total			16,974,577
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
02/14/12	1.196%	5,117,200	5,117,200
Repurchase Agreements 6.4%
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $20,000,056(f)
	0.100%	5,000,000	5,000,000
Natixis Financial Products, Inc.(f) dated 12/30/11, matures 01/03/12, repurchase price $5,000,028
	0.050%	5,000,000	5,000,000
repurchase price $55,000,306
	0.050%	55,000,000	55,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $16,000,249(f)
	0.140%	16,000,000	16,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12 repurchase price $30,582,903(f)
	0.040%	30,582,767	30,582,767

Total			111,582,767
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $216,152,867)			$216,152,867
Total Investments
(Cost: $1,857,348,089)			$1,955,010,785
Other Assets & Liabilities, Net			(214,038,694)
Net Assets			$1,740,972,091

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $174,296,308 or 10.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$18,185,654	$266,722,670	$(253,541,791)	$ —	$ 31,366,533	$ 43,005	$31,366,533

The accompanying Notes to Financial Statements are an integral part of this statement.

91	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – MFS Value Fund

Notes to Portfolio of Investments (continued)

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,312,540
Federal National Mortgage Association	45,587
Freddie Mac Gold Pool	1,160,553
Freddie Mac Non Gold Pool	379,220
Ginnie Mae I Pool	201,864
Ginnie Mae II Pool	236
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,499,238
Federal National Mortgage Association	1,228,758
United States Treasury Note/Bond	1,372,045
Total Market Value of Collateral Securities	$5,100,041

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$10,678,338
Fannie Mae REMICS	24,182,659
Federal Home Loan Mortgage Corp	17,784,819
Federal National Mortgage Association	3,454,523
Total Market Value of Collateral Securities	$56,100,339

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$4,149,461
Fannie Mae REMICS	1,512,961
Fannie Mae Whole Loan	5,000
Fannie Mae-Aces	18,361
Federal Farm Credit Bank	140,920
Federal Home Loan Banks	158,936
Federal Home Loan Mortgage Corp	126,547
Federal National Mortgage Association	262,551
Freddie Mac Gold Pool	1,782,664
Freddie Mac Non Gold Pool	534,658
Freddie Mac Reference REMIC	43
Freddie Mac REMICS	1,206,875
Ginnie Mae I Pool	2,076,164
Ginnie Mae II Pool	2,781,450
Government National Mortgage Association	682,610
United States Treasury Bill	25,698
United States Treasury Note/Bond	834,245
United States Treasury Strip Coupon	20,857
Total Market Value of Collateral Securities	$16,320,001

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	92

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

Notes to Portfolio of Investments (continued)

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$27,580,447
Fannie Mae REMICS	60,945
Freddie Mac Gold Pool	1,755,973
Freddie Mac Non Gold Pool	1,797,057
Total Market Value of Collateral Securities	$31,194,422

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

93	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – MFS Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	94

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$162,060,434	$—	$—	$162,060,434
Consumer Staples	182,072,009	51,656,471	—	233,728,480
Energy	146,485,827	—	—	146,485,827
Financials	340,935,107	—	—	340,935,107
Health Care	218,824,094	9,755,555	—	228,579,649
Industrials	264,299,783	—	—	264,299,783
Information Technology	175,973,416	—	—	175,973,416
Materials	51,432,280	—	—	51,432,280
Telecommunication Services	47,874,910	24,091,098	—	71,966,008
Utilities	29,365,921	—	—	29,365,921
Convertible Preferred Stocks
Utilities	—	2,664,480	—	2,664,480
Total Equity Securities	1,619,323,781	88,167,604	—	1,707,491,385
Other
Money Market Funds	31,366,533	—	—	31,366,533
Investments of Cash Collateral Received for Securities on Loan	—	216,152,867	—	216,152,867
Total Other	31,366,533	216,152,867	—	247,519,400
Total	$1,650,690,314	$304,320,471	$—	$1,955,010,785

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’S website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’S Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

95	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Marsico Growth Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.5%
CONSUMER DISCRETIONARY 37.7%
Distributors 0.7%
Li & Fung Ltd.(a)(b)	6,476,000	$11,932,816
Diversified Consumer Services 0.1%
Sotheby’s	91,182	2,601,423
Hotels, Restaurants & Leisure 13.9%
McDonald’s Corp.	512,280	51,397,052
Starbucks Corp.	1,210,271	55,684,569
Starwood Hotels & Resorts Worldwide, Inc.(a)	787,583	37,780,356
Wynn Resorts Ltd.(a)	416,197	45,985,607
Yum! Brands, Inc.	747,676	44,120,361

Total	234,967,945
Internet & Catalog Retail 2.9%
Priceline.com, Inc.(a)(c)	105,275	49,238,170
Media 4.1%
British Sky Broadcasting Group PLC(b)	1,640,763	18,664,869
Time Warner, Inc.(a)	1,397,294	50,498,205

Total	69,163,074
Multiline Retail 0.5%
Dollar Tree, Inc.(c)	100,501	8,352,638
Specialty Retail 8.2%
AutoZone, Inc.(c)	20,481	6,655,711
Home Depot, Inc. (The)	644,551	27,096,924
O’Reilly Automotive, Inc.(c)	260,474	20,824,896
Tiffany & Co.(a)	128,807	8,534,752
TJX Companies, Inc.(a)	1,150,962	74,294,597

Total		137,406,880
Textiles, Apparel & Luxury Goods 7.3%
Cie Financiere Richemont SA, ADR(b)	6,444,987	32,353,835
Coach, Inc.	447,159	27,294,585
Deckers Outdoor Corp.(c)	74,943	5,663,443
Lululemon Athletica, Inc.(a)(c)	71,735	3,347,155
Nike, Inc., Class B	556,750	53,653,997

Total	122,313,015
TOTAL CONSUMER DISCRETIONARY		635,975,961
CONSUMER STAPLES 4.6%
Food Products 2.6%
Mead Johnson Nutrition Co.	637,043	43,783,965
Personal Products 2.0%
Estee Lauder Companies, Inc. (The), Class A(a)	304,211	34,168,980
TOTAL CONSUMER STAPLES		77,952,945
ENERGY 8.6%
Energy Equipment & Services 4.7%
Halliburton Co.	1,308,901	45,170,174
National Oilwell Varco, Inc.	494,559	33,625,066

Total		78,795,240

Issuer	Shares	Value
Common Stocks (continued)
ENERGY (cont.)
Oil, Gas & Consumable Fuels 3.9%
Anadarko Petroleum Corp.	159,871	$12,202,953
Continental Resources, Inc.(a)(c)	96,800	6,457,528
Occidental Petroleum Corp.	513,634	48,127,506

Total		66,787,987
TOTAL ENERGY		145,583,227
FINANCIALS 2.8%
Commercial Banks 2.8%
U.S. Bancorp	1,113,219	30,112,574
Wells Fargo & Co.	607,511	16,743,003

Total		46,855,577
TOTAL FINANCIALS		46,855,577
HEALTH CARE 5.6%
Biotechnology 2.5%
Biogen Idec, Inc.(c)	375,696	41,345,345
Pharmaceuticals 3.1%
Allergan, Inc.	288,401	25,304,304
Bristol-Myers Squibb Co.(a)	768,677	27,088,177

Total		52,392,481
TOTAL HEALTH CARE		93,737,826
INDUSTRIALS 10.8%
Aerospace & Defense 2.3%
Precision Castparts Corp.(a)	238,241	39,259,734
Electrical Equipment 1.0%
Rockwell Automation, Inc.	229,409	16,831,738
Industrial Conglomerates 1.7%
Danaher Corp.	625,359	29,416,887
Machinery 2.8%
Cummins, Inc.	237,339	20,890,579
Eaton Corp.	583,404	25,395,576

Total		46,286,155
Road & Rail 3.0%
Union Pacific Corp.	477,310	50,566,222
TOTAL INDUSTRIALS		182,360,736
INFORMATION TECHNOLOGY 18.1%
Communications Equipment 1.8%
QUALCOMM, Inc.	571,510	31,261,597
Computers & Peripherals 4.0%
Apple, Inc.(c)	167,304	67,758,120
Internet Software & Services 5.9%
Baidu, Inc., ADR(b)(c)	405,656	47,246,754
Google, Inc., Class A(c)	69,625	44,970,788
Youku, Inc., ADR(a)(b)(c)	416,895	6,532,745

Total		98,750,287
IT Services 5.5%
Accenture PLC, Class A(a)(b)	708,120	$37,693,228
Cognizant Technology Solutions Corp., Class A(c)	37,920	2,438,635
Visa, Inc., Class A	514,846	52,272,314

Total		92,404,177
Software 0.9%
Check Point Software Technologies Ltd.(b)(c)	284,895	14,968,383
TOTAL INFORMATION TECHNOLOGY		305,142,564
MATERIALS 8.3%
Chemicals 8.3%
Dow Chemical Co. (The)(a)	662,071	19,041,162
Monsanto Co.	737,686	51,689,658
PPG Industries, Inc.(a)	197,491	16,488,523
Praxair, Inc.(a)	486,504	52,007,278

Total		139,226,621
TOTAL MATERIALS		139,226,621
Total Common Stocks
(Cost: $1,452,601,285)		1,626,835,457

Preferred Stocks 0.4%
FINANCIALS 0.4%
Commercial Banks 0.4%
Wells Fargo & Co., 8.000%(a)(c)	237,875	$6,762,786
TOTAL FINANCIALS		6,762,786
Total Preferred Stocks
(Cost: $6,463,064)		$6,762,786

	Shares	Value
Money Market Funds 6.0%
Columbia Short-Term Cash Fund, 0.141% (d)(e)	100,811,321	$100,811,321
Total Money Market Funds
(Cost: $100,811,321)		$100,811,321

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 14.6%
Asset-Backed Commercial Paper 2.5%
Alpine Securitization
01/10/12	0.230%	$,999,201	$4,999,201
Amsterdam Funding Corp.
01/03/12	0.320%	9,996,978	9,996,978
Atlantis One
01/05/12	0.300%	1,999,483	1,999,483
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	5,998,133	5,998,133

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	96

Portfolio of Investments (continued)

Variable Portfolio – Marsico Growth Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (cont.)
KELLS FUNDING, LLC
01/03/12	0.380%	$3,998,565	$3,998,565
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,958	4,998,958
Windmill Funding Corp.
01/05/12	0.320%	4,998,445	4,998,445

Total			41,987,605
Certificates of Deposit 4.7%
Bank of Nova Scotia
05/03/12	0.401%	7,000,000	7,000,000
Credit Suisse
03/20/12	0.590%	5,000,000	5,000,000
Deutsche Bank AG
01/20/12	0.420%	5,000,000	5,000,000
DnB NOR ASA
03/01/12	0.450%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.425%	6,000,000	6,000,000
Natixis
01/04/12	1.000%	7,000,000	7,000,000
Nordea Bank AB
03/13/12	0.520%	5,000,000	5,000,000
Rabobank
01/20/12	0.331%	10,000,000	10,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	6,000,094	6,000,094
03/30/12	0.625%	4,992,113	4,992,113
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	10,000,000	10,000,000

Total			78,992,207
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper 3.4%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	$6,983,632	$6,983,632
HSBC Bank PLC
04/13/12	0.481%	9,975,600	9,975,600
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,854	4,998,854
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	7,998,367	7,998,367
Suncorp Metway Ltd.
01/18/12	0.450%	4,996,062	4,996,062
Svenska Handelsbank
03/15/12	0.501%	4,993,750	4,993,750
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	7,978,447	7,978,447

Total			57,898,838
Other Short-Term Obligations 0.7% Natixis Financial Products LLC
01/03/12	0.390%	2,900,000	2,900,000
The Goldman Sachs Group, Inc.
01/13/12	0.550%	8,000,000	8,000,000

Total			10,900,000
Repurchase Agreements 3.3%
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $25,000,139(f)
	0.050%	25,000,000	25,000,000
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(f)
	0.100%	$10,000,000	$10,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $9,000,140(f)
	0.140%	9,000,000	9,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $11,698,415(f)
	0.040%	11,698,363	11,698,363

Total			55,698,363
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $245,477,013)			$245,477,013
Total Investments
(Cost: $1,805,352,683)			$1,979,886,577
Other Assets & Liabilities, Net			(295,130,432)
Net Assets			$1,684,756,145

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011

Counterparty	Exchange Date	Currency to be delivered		Currency to be received		Unrealized appreciation	Unrealized depreciation
RBS	Jan. 4, 2012	2,196,389 (USD	)	1,426,053 (GBP	)	$18,272	$—

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $169,392,630 or 10.05% of net assets.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

97	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Marsico Growth Fund

Notes to Portfolio of Investments (continued)

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,447,583	$836,875,960	$(762,512,222)	$—	$100,811,321	$129,389	$100,811,321

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$4,853,790
Fannie Mae REMICS	10,992,117
Federal Home Loan Mortgage Corp	8,084,009
Federal National Mortgage Association	1,570,238
Total Market Value of Collateral Securities	$25,500,154

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$5,051,567
Ginnie Mae I Pool	2,503,071
Ginnie Mae II Pool	2,645,362
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,334,072
Fannie Mae REMICS	851,041
Fannie Mae Whole Loan	2,813
Fannie Mae-Aces	10,328
Federal Farm Credit Bank	79,267
Federal Home Loan Banks	89,401
Federal Home Loan Mortgage Corp	71,183
Federal National Mortgage Association	147,685
Freddie Mac Gold Pool	1,002,748
Freddie Mac Non Gold Pool	300,745
Freddie Mac Reference REMIC	24
Freddie Mac REMICS	678,867
Ginnie Mae I Pool	1,167,842
Ginnie Mae II Pool	1,564,566
Government National Mortgage Association	383,968
United States Treasury Bill	14,455
United States Treasury Note/Bond	469,263
United States Treasury Strip Coupon	11,732
Total Market Value of Collateral Securities	$9,180,000

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$10,549,932
Fannie Mae REMICS	23,312
Freddie Mac Gold Pool	671,686
Freddie Mac Non Gold Pool	687,401
Total Market Value of Collateral Securities	$11,932,331

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	98

Portfolio of Investments (continued)

Variable Portfolio – Marsico Growth Fund

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
GBP	Pound Sterling
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

99	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Marsico Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	100

Portfolio of Investments (continued)

Variable Portfolio – Marsico Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$573,024,442	$62,951,519	$—	$635,975,961
Consumer Staples	77,952,945	—	—	77,952,945
Energy	145,583,227	—	—	145,583,227
Financials	46,855,577	—	—	46,855,577
Health Care	93,737,826	—	—	93,737,826
Industrials	182,360,736	—	—	182,360,736
Information Technology	305,142,564	—	—	305,142,564
Materials	139,226,621	—	—	139,226,621
Telecommunication Services	—	—	—	—
Preferred Stocks
Financials	6,762,786	—	—	6,762,786
Total Equity Securities	1,570,646,724	62,951,519	—	1,633,598,243
Other
Money Market Funds	100,811,321	—	—	100,811,321
Investments of Cash Collateral Received for Securities on Loan	—	245,477,013	—	245,477,013
Total Other	100,811,321	245,477,013	—	346,288,334
Investments in Securities	1,671,458,045	308,428,532	—	1,979,886,577
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	18,272	—	18,272
Total	$1,671,458,045	$308,446,804	$—	$1,979,904,849

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

101	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.2%
AUSTRALIA 7.3%
Commonwealth Property Office Fund(a)	10,093,147	$9,854,380
David Jones Ltd.(a)(b)	1,074,329	2,596,787
Monadelphous Group Ltd.(a)	251,841	5,178,080
Transfield Services Ltd.(a)	2,546,144	5,639,372

Total		23,268,619
CANADA 3.5%
Morguard Real Estate Investment Trust(a)	160,800	2,525,448
Northern Property REIT(a)	117,300	3,421,994
Pason Systems Corp.(a)(b)	437,250	5,150,429

Total		11,097,871
DENMARK 1.4%
Christian Hansen Holding A/S(a)	210,532	4,578,456
FRANCE 8.3%
Boiron SA(a)	58,689	1,520,684
Ingenico(a)(b)	38,442	1,388,125
IPSOS(a)	97,487	2,769,488
Medica SA(a)	129,819	2,184,238
Mersen(a)	97,635	2,950,603
Neopost SA(a)(b)	137,829	9,286,736
Nexans SA(a)(b)	56,281	2,920,953
Rubis(a)	61,826	3,232,740

Total		26,253,567
GERMANY 11.4%
Bilfinger Berger SE(a)	62,301	5,312,108
ElringKlinger AG(a)(b)	115,010	2,854,976
Fielmann AG(a)(b)	46,388	4,409,168
GFK SE(a)	74,250	2,943,485
MTU Aero Engines Holding AG(a)	65,189	4,171,297
QIAGEN NV(a)(b)(c)	211,636	2,917,141
Rational AG(a)(b)	10,330	2,248,768
Symrise AG(a)	355,994	9,500,570
Wincor Nixdorf AG(a)	44,837	2,003,786

Total		36,361,299
HONG KONG 3.4%
AAC Technologies Holdings, Inc.(a)	674,000	1,507,958
AMVIG Holdings Ltd.(a)	5,078,000	2,690,791
Arts Optical International Holdings(a)	778,000	211,364
ASM Pacific Technology Ltd.(a)(b)	229,900	2,574,934
Pacific Basin Shipping Ltd.(a)	9,647,000	3,851,785

Total		10,836,832
IRELAND 0.9%
Glanbia PLC(a)	495,541	2,966,263
JAPAN 11.0%
Ariake Japan Co., Ltd.(a)	129,200	2,488,186
FCC Co., Ltd.(a)(b)	279,200	5,662,433
Hogy Medical Co., Ltd.(a)	95,400	4,031,891
Horiba Ltd.(a)	117,300	3,519,069
Miraca Holdings, Inc.(a)	103,200	4,114,324
Miura Co., Ltd.(a)	78,900	2,222,280
Nifco, Inc.(a)(b)	286,600	7,965,191
Taiyo Holdings Co., Ltd.(a)	80,300	2,069,532
Ushio, Inc.(a)	200,300	2,878,858

Total		34,951,764
NETHERLANDS 4.7%
Koninklijke Boskalis Westminster NV(a)	332,671	$12,223,587
SBM Offshore NV(a)	132,491	2,729,906

Total		14,953,493
NEW ZEALAND 3.0%
Auckland International Airport Ltd.(a)	1,490,562	2,919,459
Fisher & Paykel Healthcare Corp., Ltd.(a)(b)	1,848,305	3,610,552
Sky City Entertainment Group Ltd.(a)	1,104,938	2,952,059

Total		9,482,070
NORWAY 0.6%
Farstad Shipping ASA(a)	81,090	2,047,299
SINGAPORE 11.3%
Ascendas Real Estate Investment Trust(a)	3,314,000	4,679,438
CapitaMall Trust(a)	6,473,000	8,475,071
Ezra Holdings Ltd.(a)(c)	2,294,000	1,482,397
Hyflux Ltd.(a)(b)	3,001,500	2,787,492
SATS Ltd.(a)	3,102,000	5,135,578
SIA Engineering Co., Ltd.(a)	2,233,000	5,906,369
SMRT Corp., Ltd.(a)	1,544,864	2,106,149
StarHub Ltd.(a)	2,387,000	5,355,515

Total		35,928,009
SPAIN 1.0%
Prosegur Cia de Seguridad SA, Registered Shares(a)	68,748	3,006,537
SWEDEN 0.8%
AF AB, Class B(a)(b)	165,359	2,667,061
UNITED KINGDOM 27.6%
AZ Electronic Materials SA(a)	1,198,098	4,465,551
Bodycote PLC(a)	499,630	2,039,132
Cobham PLC(a)	1,151,665	3,280,175
CPP Group PLC(a)	639,662	1,112,602
Croda International PLC(a)	347,791	9,743,754
De La Rue PLC(a)	544,686	7,541,175
Diploma PLC(a)	568,841	3,000,944
Domino Printing Sciences PLC(a)	502,259	3,993,642
Greene King PLC(a)	253,638	1,919,080
Halma PLC(a)	658,426	3,378,458
Interserve PLC(a)	459,145	2,286,758
Laird PLC(a)	1,452,165	3,477,537
Rexam PLC(a)	1,699,634	9,312,268
Rotork PLC(a)	395,679	11,859,647
Serco Group PLC(a)	316,758	2,331,725
Spectris PLC(a)	230,575	4,615,690
Spirax-Sarco Engineering PLC(a)	86,963	2,529,553
TT electronics PLC(a)	841,367	1,757,435
Ultra Electronics Holdings PLC(a)	250,436	5,748,343
Victrex PLC(a)	202,270	3,442,813

Total		87,836,282
Total Common Stocks
(Cost: $298,181,896)		$306,235,422
	Shares	Value
Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	11,170,216	$11,170,216
Total Money Market Funds
(Cost: $11,170,216)		$11,170,216

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 9.7%
Asset-Backed Commercial Paper 0.3%
Grampian Funding LL C
01/23/12	0.320%	$999,698	$999,698
Repurchase Agreements 9.4%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $1,000,006(f)
	0.050%	1,000,000	1,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $2,000,022(f)
	0.100%	2,000,000	2,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $7,000,039(f)
	0.050%	7,000,000	7,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(f)
	0.140%	10,000,000	10,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $10,024,245(f)
	0.040%	10,024,201	10,024,201

Total			30,024,201
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $31,023,899)			$31,023,899
Total Investments
(Cost: $340,376,011)		$348,429,537
Other Assets & Liabilities, Net			(30,040,974)
Net Assets			$318,388,563

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	102

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2011:

Industry	Percentage of Net Assets	Value
Aerospace & Defense	4.1%	$13,199,814
Auto Components	5.2	16,482,600
Chemicals	10.6	33,800,676
Commercial Services & Supplies	6.2	19,631,413
Communications Equipment	0.5	1,507,958
Computers & Peripherals	0.6	2,003,787
Construction & Engineering	7.8	25,000,533
Containers & Packaging	3.8	12,003,058
Electrical Equipment	2.7	8,750,413
Electrical Equipment, Instruments & Components	7.9	25,130,900
Energy Equipment & Services	3.6	11,410,033
Food Products	1.7	5,454,449
Gas Utilities	1.0	3,232,740
Health Care Equipment & Supplies	2.4	7,642,442
Health Care Providers & Services	2.0	6,298,562
Hotels, Restaurants & Leisure	1.5	4,871,139
Life Sciences Tools & Services	0.9	2,917,141
Machinery	6.6	20,899,379
Marine	1.2	3,851,785
Media	1.8	5,712,973
Multiline Retail	0.8	2,596,787
Office Electronics	2.9	9,286,736
Pharmaceuticals	0.5	1,520,684
Professional Services	0.8	2,667,061
Real Estate Investment Trust (REITs)	9.1	28,956,331
Road & Rail	0.7	2,106,149
Semiconductors & Semiconductor Equipment	0.8	2,574,934
Specialty Retail	1.4	4,409,168
Textiles, Apparel & Luxury Goods	0.1	211,364
Transportation Infrastructure	4.4	13,961,406
Water Utilities	0.9	2,787,492
Wireless Telecommunication Services	1.7	5,355,515
Other(1)	13.2	42,194,115
Total		$348,429,537

(1)	Includes Cash Equivalents.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 30, 2011
Counterparty	Exchange date	Currency to be delivered		Currency to be received		Unrealized appreciation	Unrealized depreciation
J.P. Morgan Securities Inc.	Jan. 31, 2012	5,226,500 (AUD	)	5,522,644 (USD	)	$194,951	$—
J.P. Morgan Securities Inc.	Jan. 31, 2012	2,838,000 (AUD	)	2,886,814 (USD	)	—	(6,135)
J.P. Morgan Securities Inc.	Jan. 31, 2012	4,113,500 (NZD	)	3,171,216 (USD	)	—	(24,254)
Total						$194,951	$(30,389)

The accompanying Notes to Financial Statements are an integral part of this statement.

103	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Mondrian International Small Cap Fund

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $306,235,422 or 96.18% of net assets.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$6,249,441	$84,359,093	$(79,438,318)	$—	$11,170,216	$14,658	$11,170,216

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$631,191
Freddie Mac REMICS	310,725
Government National Mortgage Association	78,084
Total Market Value of Collateral Securities	$1,020,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$1,325,016
Federal National Mortgage Association	18,235
Freddie Mac Gold Pool	464,221
Freddie Mac Non Gold Pool	151,687
Ginnie Mae I Pool	80,746
Ginnie Mae II Pool	95
Total Market Value of Collateral Securities	$2,040,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$1,359,061
Fannie Mae REMICS	3,077,793
Federal Home Loan Mortgage Corp	2,263,522
Federal National Mortgage Association	439,667
Total Market Value of Collateral Securities	$7,140,043

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	104

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$9,040,122
Fannie Mae REMICS	19,976
Freddie Mac Gold Pool	575,560
Freddie Mac Non Gold Pool	589,027
Total Market Value of Collateral Securities	$10,224,685

Currency Legend
AUD	Australian Dollar
NZD	New Zealand Dollar
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

105	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Mondrian International Small Cap Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	106

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$34,284,031	$—	$34,284,031
Consumer Staples	—	5,454,449	—	5,454,449
Energy	5,150,429	6,259,603	—	11,410,032
Financials	5,947,441	23,008,889	—	28,956,330
Health Care	—	18,378,830	—	18,378,830
Industrials	—	110,067,952	—	110,067,952
Information Technology	—	40,504,315	—	40,504,315
Materials	—	45,803,735	—	45,803,735
Telecommunication Services	—	5,355,515	—	5,355,515
Utilities	—	6,020,233	—	6,020,233
Total Equity Securities	11,097,870	295,137,552	—	306,235,422
Other
Money Market Funds	11,170,216	—	—	11,170,216
Investments of Cash Collateral Received for Securities on Loan	—	31,023,899	—	31,023,899
Total Other	11,170,216	31,023,899	—	42,194,115
Investments in Securities	22,268,086	326,161,451	—	348,429,537
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	194,951	—	194,951
Liabilities
Forward Foreign Currency Exchange Contracts	—	(30,389)	—	(30,389)
Total	$22,268,086	$326,326,013	$—	$348,594,099

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

107	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Mondrian International Small Cap Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	108

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.0%
AUSTRALIA 7.9%
CFS Retail Property Trust(a)	1,239,749	$2,134,716
Commonwealth Property Office Fund(a)	452,524	441,819
Dexus Property Group(a)(b)	2,412,497	2,044,504
Goodman Group(a)	3,834,422	2,229,457
GPT Group(a)	1,365,755	4,280,653
Mirvac Group(a)	1,261,106	1,519,425
Stockland(a)(b)	968,167	3,162,801
Westfield Group(a)(b)	1,381,629	11,023,175
Westfield Retail Trust(a)	1,937,055	4,936,583

Total		31,773,133
AUSTRIA —%
Conwert Immobilien Invest SE(a)(b)	10,554	116,745
BELGIUM 0.1%
Befimmo SCA Sicafi(a)	2,713	176,548
Cofinimmo(a)	923	108,493

Total		285,041
BRAZIL 0.4%
BR Malls Participacoes SA(a)	30,600	297,264
BR Properties SA(a)	87,400	866,854
Iguatemi Empresa de Shopping Centers SA(a)	29,600	550,026

Total		1,714,144
CANADA 3.0%
Boardwalk Real Estate Investment Trust(a)(b)	29,930	1,481,884
Brookfield Office Properties Canada(a)	10,989	262,334
Brookfield Office Properties, Inc.(a)	376,627	5,890,446
Calloway Real Estate Investment Trust(a)	10,234	268,922
Extendicare Real Estate Investment Trust(a)	36,570	305,124
RioCan Real Estate Investment Trust(a)(b)	149,210	3,871,038

Total		12,079,748
CHINA 0.6%
Guangzhou R&F Properties Co., Ltd., Class H(a)(b)	3,341,200	2,629,699
FINLAND 0.3%
Citycon OYJ(a)	142,039	424,657
Sponda OYJ(a)	196,496	793,463

Total		1,218,120
FRANCE 3.7%
Fonciere Des Regions(a)	16,188	1,039,186
Gecina SA(a)	11,032	928,081
ICADE(a)(b)	14,420	1,134,529
Klepierre(a)	87,905	2,507,515
Mercialys SA(a)	10,544	339,800
Societe de la Tour Eiffel(a)	4,526	225,114
Societe Immobiliere de Location pour l’Industrie et le Commerce(a)(b)	4,891	474,320
Unibail-Rodamco SE(a)	45,344	8,151,554

Total		14,800,099

Issuer	Shares	Value
Common Stocks (continued)
GERMANY 0.4%
Alstria Office REIT AG(a)	88,869	$1,057,712
Deutsche Euroshop AG(a)	9,365	300,592
Prime Office REIT-AG(a)(b)(c)	77,649	436,862

Total		1,795,166
HONG KONG 18.4%
China Overseas Land & Investment Ltd.(a)(b)	4,466,000	7,411,698
China Resources Land Ltd.(a)(b)	4,092,000	6,545,349
Hang Lung Properties Ltd.(a)	1,312,000	3,724,224
Henderson Land Development Co., Ltd.(a)	647,837	3,209,223
Hongkong Land Holdings Ltd.(a)	2,469,000	11,190,474
Hysan Development Co., Ltd.(a)	1,334,491	4,369,865
Kerry Properties Ltd.(a)	1,585,000	5,237,388
Link REIT (The)(a)	318,000	1,169,507
New World Development Co., Ltd.(a)(b)	1,644,111	1,320,117
Sino Land Co., Ltd.(a)(b)	437,433	621,605
Sun Hung Kai Properties Ltd.(a)	1,925,000	24,056,565
Swire Pacific Ltd., Class A(a)	50,000	602,427
Wharf Holdings Ltd.(a)(b)	1,069,466	4,820,806

Total		74,279,248
ITALY 0.2%
Beni Stabili SpA(a)	2,293,627	1,024,374
JAPAN 8.4%
Japan Real Estate Investment Corp.(a)	200	1,557,128
Mitsubishi Estate Co., Ltd.(a)	819,000	12,212,444
Mitsui Fudosan Co., Ltd.(a)	760,000	11,082,098
Nippon Building Fund, Inc.(a)(b)	161	1,317,612
NTT Urban Development Corp.(a)	194	131,931
Sumitomo Realty & Development Co., Ltd.(a)	435,000	7,600,417

Total		33,901,630
NETHERLANDS 1.1%
Corio NV(a)	50,748	2,207,197
Eurocommercial Properties NV(a)	52,744	1,674,515
VastNed Retail NV(a)	863	38,646
Wereldhave NV(a)	9,388	623,438

Total		4,543,796
NORWAY 0.1%
Norwegian Property ASA(a)	164,503	202,436
SINGAPORE 1.6%
CapitaCommercial Trust(a)	369,000	300,297
CapitaLand Ltd.(a)	2,129,000	3,623,234
CapitaMall Trust(a)	138,000	180,683
CapitaMalls Asia Ltd.(a)	274,000	238,623
City Developments Ltd.(a)	188,000	1,288,398
Keppel Land Ltd.(a)	259,000	442,726
Suntec Real Estate Investment Trust(a)	418,000	346,728

Total		6,420,689
SWEDEN 0.6%
Atrium Ljungberg AB, Class B(a)(b)	43,876	467,000
Castellum AB(a)	18,708	231,877
Fabege AB(a)	28,033	219,554
Hufvudstaden AB, Class A(a)	143,850	1,464,199

Total		2,382,630

Issuer	Shares	Value
Common Stocks (continued)
SWITZERLAND 0.8%
PSP Swiss Property AG(a)(c)	32,155	$2,690,709
Swiss Prime Site AG(a)(c)	7,708	578,941

Total		3,269,650
UNITED KINGDOM 6.3%
Atrium European Real Estate Ltd.(a)	84,839	382,421
Big Yellow Group PLC(a)	316,000	1,203,805
British Land Co. PLC(a)	436,618	3,136,063
Capital & Counties Properties PLC(a)	149,537	428,698
Capital & Regional PLC(a)(c)	974,813	480,658
Capital Shopping Centres Group PLC(a)	271,695	1,317,726
Derwent London PLC(a)	42,854	1,038,215
Development Securities PLC(a)	106,724	248,614
Grainger PLC(a)	528,034	877,439
Great Portland Estates PLC(a)	140,811	706,335
Hammerson PLC(a)	609,766	3,409,080
Land Securities Group PLC(a)	488,027	4,816,492
London & Stamford Property P(a)	100,800	169,066
LXB Retail Properties PLC(a)(c)	794,380	1,286,103
Metric Property Investments PLC(a)	372,206	491,331
Quintain Estates & Development PLC(a)(c)	840,190	492,568
Safestore Holdings PLC(a)	671,952	1,043,542
Segro PLC(a)	377,721	1,223,063
Shaftesbury PLC(a)	50,970	369,819
St. Modwen Properties PLC(a)	552,600	969,752
Unite Group PLC(a)	521,738	1,361,235

Total		25,452,025
UNITED STATES 42.1%
Acadia Realty Trust	83,270	1,677,058
American Campus Communities, Inc.	4,130	173,295
Apartment Investment & Management Co., Class A	243,472	5,577,943
Ashford Hospitality Trust, Inc.	91,830	734,640
Assisted Living Concepts, Inc., Class A(b)	85,090	1,266,990
AvalonBay Communities, Inc.	41,638	5,437,923
BioMed Realty Trust, Inc.(b)	13,548	244,948
Boston Properties, Inc.	82,065	8,173,674
BRE Properties, Inc.	33,913	1,711,928
Camden Property Trust	49,136	3,058,225
CommonWealth REIT	43,011	715,703
Coresite Realty Corp.	37,300	664,686
Cousins Properties, Inc.	247,404	1,585,860
DCT Industrial Trust, Inc.(b)	329,248	1,685,750
Digital Realty Trust, Inc.(b)	15,803	1,053,586
Douglas Emmett, Inc.(b)	46,878	855,055
Equity Lifestyle Properties, Inc.	48,648	3,244,335
Equity Residential	259,223	14,783,488
Federal Realty Investment Trust	22,581	2,049,226
Forest City Enterprises, Inc., Class A(c)	540,493	6,388,627
General Growth Properties, Inc.	596,450	8,958,679
HCP, Inc.	196,775	8,152,388
Health Care REIT, Inc.	29,290	1,597,184
Healthcare Realty Trust, Inc.	214,788	3,992,909
Host Hotels & Resorts, Inc.(b)	753,405	11,127,792
Hudson Pacific Properties, Inc.(b)	52,470	742,975
Lexington Realty Trust(b)	16,013	119,937
Liberty Property Trust(b)	27,481	848,613
Mack-Cali Realty Corp.	115,385	3,079,626
Omega Healthcare Investors, Inc.	51,440	995,364

The accompanying Notes to Financial Statements are an integral part of this statement.

109	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Issuer	Shares	Value
Common Stocks (continued)
UNITED STATES (cont.)
Parkway Properties, Inc.	1,830	$18,044
ProLogis, Inc.	148,840	4,255,336
PS Business Parks, Inc.	9,343	517,882
Public Storage	57,235	7,695,818
Regency Centers Corp.	229,308	8,626,567
Retail Opportunity Investments Corp.(b)	97,155	1,150,315
Senior Housing Properties Trust	147,875	3,318,315
Simon Property Group, Inc.	161,753	20,856,432
SL Green Realty Corp.	2,840	189,258
Sovran Self Storage, Inc.(b)	8,270	352,881
STAG Industrial, Inc.	24,850	285,029
Starwood Hotels & Resorts Worldwide, Inc.	209,523	10,050,818
Starwood Property Trust, Inc.	101,840	1,885,058
Vornado Realty Trust	125,098	9,615,032
Winthrop Realty Trust(b)	48,470	492,940

Total		170,008,132
Total Common Stocks
(Cost: $382,910,717)		$387,896,505
	Shares	Value
Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	13,765,000	$13,765,000
Total Money Market Funds
(Cost: $13,765,000)		$13,765,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 7.0%
Certificates of Deposit 0.2%
Standard Chartered Bank PLC
03/05/12	0.630%	$1,000,000	$1,000,000
Repurchase Agreements 6.8%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,056(f)
	0.050%	10,000,000	10,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $8,000,089(f)
	0.100%	8,000,000	8,000,000
Repurchase Agreements (cont.)
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $1,000,016(f)
	0.140%	$1,000,000	$1,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $8,315,598(f)
	0.040%	8,315,561	8,315,561

Total			27,315,561
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $28,315,561)			$28,315,561
Total Investments
(Cost: $424,991,278)			$429,977,066
Other Assets & Liabilities, Net			(25,809,356)
Net Assets			$404,167,710

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2011:

Industry	Percentage of Net Assets	Value
Health Care Providers & Services	0.3%	$1,266,990
Hotels, Restaurants & Leisure	2.5	10,050,818
Real Estate Investment Trusts (REITs)	58.1	234,728,103
Real Estate Management & Development	35.1	141,850,594
Other(1)	10.4	42,080,561
Total		$429,977,066

(1)	Includes Cash Equivalents

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $217,888,373 or 53.91% of net assets.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$7,978,394	$94,231,914	$(88,445,308)	$—	$13,765,000	$19,914	$13,765,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	110

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)
Security Description	Value
Fannie Mae REMICS	$6,311,911
Freddie Mac REMICS	3,107,248
Government National Mortgage Association	780,841
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.100%)
Security Description	Value
Fannie Mae Pool	$4,041,253
Ginnie Mae I Pool	2,002,457
Ginnie Mae II Pool	2,116,290
Total Market Value of Collateral Securities	$8,160,000

Pershing LLC (0.140%)
Security Description	Value
Fannie Mae Pool	$259,341
Fannie Mae REMICS	94,560
Fannie Mae Whole Loan	313
Fannie Mae-Aces	1,148
Federal Farm Credit Bank	8,808
Federal Home Loan Banks	9,933
Federal Home Loan Mortgage Corp	7,909
Federal National Mortgage Association	16,409
Freddie Mac Gold Pool	111,416
Freddie Mac Non Gold Pool	33,416
Freddie Mac Reference REMIC	3
Freddie Mac REMICS	75,430
Ginnie Mae I Pool	129,760
Ginnie Mae II Pool	173,841
Government National Mortgage Association	42,663
United States Treasury Bill	1,606
United States Treasury Note/Bond	52,140
United States Treasury Strip Coupon	1,304
Total Market Value of Collateral Securities	$1,020,000

Royal Bank of Canada (0.040%)
Security Description	Value
Fannie Mae Pool	$7,499,220
Fannie Mae REMICS	16,571
Freddie Mac Gold Pool	477,455
Freddie Mac Non Gold Pool	488,626
Total Market Value of Collateral Securities	$8,481,872

The accompanying Notes to Financial Statements are an integral part of this statement.

111	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	112

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$10,050,818	$—	$—	$10,050,818
Financials	172,484,216	204,094,481	—	376,578,697
Health Care	1,266,990	—	—	1,266,990
Total Equity Securities	183,802,024	204,094,481	—	387,896,505
Other
Money Market Funds	13,765,000	—	—	13,765,000
Investments of Cash Collateral Received for Securities on Loan	—	28,315,561	—	28,315,561
Total Other	13,765,000	28,315,561	—	42,080,561
Total	$197,567,024	$232,410,042	$—	$429,977,066

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

113	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.6%
CONSUMER DISCRETIONARY 5.5%
Household Durables 1.7%
Whirlpool Corp.(a)	607,200	$28,811,640
Leisure Equipment & Products 1.7%
Mattel, Inc.	1,088,900	30,227,864
Media 2.1%
Time Warner, Inc.	1,024,300	37,018,202
TOTAL CONSUMER DISCRETIONARY		96,057,706
CONSUMER STAPLES 8.1%
Beverages 2.0%
PepsiCo, Inc.	528,800	35,085,880
Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	597,900	35,730,504
Household Products 1.8%
Kimberly-Clark Corp.	426,600	31,380,696
Tobacco 2.3%
Reynolds American, Inc.	966,600	40,036,572
TOTAL CONSUMER STAPLES		142,233,652
ENERGY 17.9%
Energy Equipment & Services 2.3%
Diamond Offshore Drilling, Inc.(a)	152,700	8,438,202
Ensco PLC, ADR(b)	666,400	31,267,488

Total		39,705,690
Oil, Gas & Consumable Fuels 15.6%
Chesapeake Energy Corp.	1,144,400	25,508,676
Chevron Corp.	346,600	36,878,240
ConocoPhillips	952,500	69,408,675
Marathon Oil Corp.	1,391,300	40,723,351
Royal Dutch Shell PLC, ADR(b)	520,300	38,028,727
Total SA, ADR(a)(b)	1,258,100	64,301,491

Total		274,849,160
TOTAL ENERGY		314,554,850
FINANCIALS 17.4%
Commercial Banks 4.1%
PNC Financial Services Group, Inc.	649,600	37,462,432
Wells Fargo & Co.	1,285,600	35,431,136

Total		72,893,568
Diversified Financial Services 4.3%
JPMorgan Chase & Co.	2,284,700	75,966,275
Insurance 5.7%
Allstate Corp. (The)	1,134,300	31,091,163
MetLife, Inc.	901,100	28,096,298
Travelers Companies, Inc. (The)	679,300	40,194,181

Total		99,381,642
Real Estate Investment Trusts (REITs) 1.6%
Annaly Capital Management, Inc. (a)	1,737,300	27,727,308

Issuer	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance 1.7%
Hudson City Bancorp, Inc. (a)	4,789,700	$29,935,625
TOTAL FINANCIALS		305,904,418
HEALTH CARE 12.3%
Health Care Equipment & Supplies 2.3%
Medtronic, Inc.	1,063,700	40,686,525
Pharmaceuticals 10.0%
Eli Lilly & Co.	857,500	35,637,700
GlaxoSmithKline PLC, ADR(a)(b)	733,700	33,478,731
Johnson & Johnson	512,200	33,590,076
Pfizer, Inc.	1,641,900	35,530,716
Sanofi, ADR(a)(b)	1,023,100	37,384,074

Total		175,621,297
TOTAL HEALTH CARE		216,307,822
INDUSTRIALS 9.8%
Aerospace & Defense 4.2%
Lockheed Martin Corp.(a)	463,800	37,521,420
Northrop Grumman Corp.(a)	602,500	35,234,200

Total		72,755,620
Commercial Services & Supplies 3.6%
Pitney Bowes, Inc.(a)	1,743,200	32,318,928
RR Donnelley & Sons Co.(a)	2,166,900	31,268,367

Total		63,587,295
Industrial Conglomerates 2.0%
General Electric Co.	1,970,000	35,282,700
TOTAL INDUSTRIALS		171,625,615
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 1.8%
Harris Corp.(a)	861,800	31,059,272
IT Services 1.7%
International Business Machines Corp.	166,800	30,671,184
Office Electronics 2.0%
Xerox Corp.	4,326,700	34,440,532
Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	2,765,600	67,065,800
Software 2.0%
Microsoft Corp.	1,354,300	35,157,628
TOTAL INFORMATION TECHNOLOGY		198,394,416
MATERIALS 8.2%
Chemicals 1.8%
Eastman Chemical Co.	805,500	31,462,830
Metals & Mining 2.2%
Freeport-McMoRan Copper & Gold, Inc.	1,054,600	38,798,734
Paper & Forest Products 4.2%
International Paper Co. (a)	2,516,400	74,485,440
TOTAL MATERIALS		144,747,004

Issuer	Shares	Value
Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,155,700	$34,948,368
TOTAL TELECOMMUNICATION SERVICES		34,948,368
UTILITIES 4.1%
Electric Utilities 2.1%
Edison International	876,800	36,299,520
Multi-Utilities 2.0%
Ameren Corp.	1,050,100	34,789,813
TOTAL UTILITIES		71,089,333
Total Common Stocks
(Cost: $1,607,698,725)		$1,695,863,184
	Shares	Value
Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.141%(c)(d)	57,698,139	$57,698,139
Total Money Market Funds
(Cost: $57,698,139)		$57,698,139

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 15.2%
Asset-Backed Commercial Paper 2.7%
Alpine Securitization
01/10/12	0.230%	$4,999,201	$4,999,201
Argento Variable Funding Company LLC
01/13/12	0.310%	5,998,347	5,998,347
Atlantis One
01/17/12	0.310%	6,997,950	6,997,950
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	3,998,756	3,998,756
01/09/12	0.310%	4,998,493	4,998,493
01/09/12	0.310%	4,998,579	4,998,579
Grampian Funding LLC
01/23/12	0.320%	4,998,489	4,998,489
KELLS FUNDING, LLC
01/03/12	0.380%	4,998,206	4,998,206

Total			46,985,863
Certificates of Deposit 7.2%
Bank of Montreal
02/29/12	0.350%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.401%	9,000,000	9,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	1,498,801	1,498,801
Canadian Imperial Bank
03/21/12	0.333%	10,003,136	10,003,136
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	114

Portfolio of Investments (continued)

Variable Portfolio – NFJ Dividend Value Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Deutsche Bank AG
01/20/12	0.420%	$10,000,000	$10,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	5,000,000	5,000,000
03/15/12	0.520%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg—Foerderbank
01/09/12	0.560%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.446%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.425%	8,000,000	8,000,000
Nordea Bank AB
03/13/12	0.520%	5,000,000	5,000,000
Rabobank
01/20/12	0.331%	5,000,000	5,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	5,000,078	5,000,078
03/30/12	0.625%	4,992,113	4,992,113
Svenska Handelsbanken
03/01/12	0.460%	9,000,000	9,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
Certificates of Deposit (cont.)
United Overseas Bank Ltd.
01/12/12	0.320%	$10,000,000	$10,000,000

Total			127,494,128
Commercial Paper 3.9%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
ERSTE ABWICKLUNGSANSTALT
01/20/12	0.530%	4,997,350	4,997,350
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Nordea Bank AB
01/17/12	0.360%	4,995,950	4,995,950
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,854	4,998,854
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	4,998,979	4,998,979
Suncorp Metway Ltd.
02/01/12	0.500%	9,990,972	9,990,972
02/08/12	0.500%	4,995,694	4,995,694
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	5,982,827	5,982,827
Commercial Paper (cont.)
Westpac Securities NZ Ltd.
03/02/12	0.441%	$9,977,756	$9,977,756

Total			68,895,811
Other Short-Term Obligations 0.1%
Natixis Financial Products LLC
01/03/12	0.390%	1,000,000	1,000,000
Repurchase Agreements 1.3%
Pershing LLC dated 12/30/11, matures 01/03/12 repurchase price $5,000,078,(e)
	0.140%	5,000,000	5,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12 repurchase price $17,718,294(e)
	0.040%	17,718,215	17,718,215

Total			22,718,215
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $267,094,017)			$267,094,017
Total Investments
(Cost: $1,932,490,881)			$2,020,655,340
Other Assets & Liabilities, Net			(264,555,095)
Net Assets			$1,756,100,245

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $204,460,511 or 11.64% of net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(d)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$77,230,081	$410,599,559	$(430,131,501)	$—	$57,698,139	$153,119	$57,698,139

The accompanying Notes to Financial Statements are an integral part of this statement.

115	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – NFJ Dividend Value Fund

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$15,978,813
Fannie Mae REMICS	35,308
Freddie Mac Gold Pool	1,017,328
Freddie Mac Non Gold Pool	1,041,130
Total Market Value of Collateral Securities	$18,072,579

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	116

Portfolio of Investments (continued)

Variable Portfolio – NFJ Dividend Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund use sprices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

117	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – NFJ Dividend Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$96,057,706	$—	$—	$96,057,706
Consumer Staples	142,233,652	—	—	142,233,652
Energy	314,554,850	—	—	314,554,850
Financials	305,904,418	—	—	305,904,418
Health Care	216,307,822	—	—	216,307,822
Industrials	171,625,615	—	—	171,625,615
Information Technology	198,394,416	—	—	198,394,416
Materials	144,747,004	—	—	144,747,004
Telecommunication Services	34,948,368	—	—	34,948,368
Utilities	71,089,333	—	—	71,089,333
Total Equity Securities	1,695,863,184	—	—	1,695,863,184
Other
Money Market Funds	57,698,139	—	—	57,698,139
Investments of Cash Collateral Received for Securities on Loan	—	267,094,017	—	267,094,017
Total Other	57,698,139	267,094,017	—	324,792,156
Total	$1,753,561,323	$267,094,017	$—	$2,020,655,340

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters. of each fiscal year on Form N-Q:

(ii)	The Fund’s Forms N-Q are avaliable on the SEC’s website at www.sec.com;

(iii)	The Funds Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330): and

(iv)	The Funds’s complete schedule of portfolio holdings, as filed on Form N-Q can be obtained without change, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	118

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.5%
CONSUMER DISCRETIONARY 13.0%
Auto Components 1.2%
BorgWarner, Inc.(a)(b)	308,900	$19,689,285
Hotels, Restaurants & Leisure 5.2%
Ctrip.com International Ltd., ADR(a)(b)(c)	545,900	12,774,060
Las Vegas Sands Corp.(b)	722,900	30,889,517
Starbucks Corp.	551,400	25,369,914
Yum! Brands, Inc.	317,400	18,729,774

Total		87,763,265
Internet & Catalog Retail 3.7%
Amazon.com, Inc.(b)	157,800	27,315,180
priceline.com, Inc.(a)(b)	74,200	34,704,082

Total		62,019,262
Specialty Retail 1.6%
Abercrombie & Fitch Co., Class A(a)	176,000	8,595,840
O’Reilly Automotive, Inc.(b)	220,300	17,612,985

Total		26,208,825
Textiles, Apparel & Luxury Goods 1.3%
Ralph Lauren Corp.(a)	164,100	22,658,928
TOTAL CONSUMER DISCRETIONARY		218,339,565
CONSUMER STAPLES 3.4%
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	237,800	19,813,496
Food Products 1.0%
General Mills, Inc.	404,500	16,345,845
Personal Products 1.2%
Estee Lauder Companies, Inc. (The), Class A(a)	177,700	19,959,264
TOTAL CONSUMER STAPLES		56,118,605
ENERGY 9.2%
Energy Equipment & Services 4.9%
FMC Technologies, Inc.(a)(b)	770,400	40,237,992
Schlumberger Ltd.(c)	599,800	40,972,338

Total		81,210,330
Oil, Gas & Consumable Fuels 4.3%
Concho Resources, Inc.(a)(b)	336,000	31,500,000
Occidental Petroleum Corp.	372,500	34,903,250
Peabody Energy Corp.	178,700	5,916,757

Total		72,320,007
TOTAL ENERGY		153,530,337
FINANCIALS 5.3%
Capital Markets 2.1%
Franklin Resources, Inc.	240,200	23,073,612
TD Ameritrade Holding Corp.	818,700	12,812,655

Total		35,886,267
Diversified Financial Services 3.2%
CME Group, Inc.	58,800	14,327,796
IntercontinentalExchange, Inc.(b)	172,800	20,831,040
JPMorgan Chase & Co.	538,400	17,901,800

Total		53,060,636
TOTAL FINANCIALS		88,946,903
HEALTH CARE 13.5%
Biotechnology 2.4%
Biogen Idec, Inc.(b)	149,100	$16,408,455
Celgene Corp.(a)(b)	359,300	24,288,680

Total		40,697,135
Health Care Equipment & Supplies 3.6%
Edwards Lifesciences Corp.(b)	310,100	21,924,070
Intuitive Surgical, Inc.(b)	41,700	19,307,517
Varian Medical Systems, Inc.(a)(b)	290,500	19,501,265

Total		60,732,852
Health Care Providers & Services 4.5%
Express Scripts, Inc.(a)(b)	515,600	23,042,164
UnitedHealth Group, Inc.	1,014,700	51,424,996

Total		74,467,160
Health Care Technology 0.8%
Cerner Corp.(a)(b)	225,800	13,830,250
Pharmaceuticals 2.2%
Perrigo Co.(a)	110,700	10,771,110
Shire PLC, ADR(a)(c)	241,500	25,091,850

Total		35,862,960
TOTAL HEALTH CARE		225,590,357
INDUSTRIALS 13.9%
Aerospace & Defense 2.1%
Precision Castparts Corp.	34,100	5,619,339
United Technologies Corp.	404,500	29,564,905

Total		35,184,244
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc.(a)	257,400	17,961,372
Construction & Engineering 1.3%
Fluor Corp.	448,500	22,537,125
Industrial Conglomerates 3.0%
Danaher Corp.	1,074,800	50,558,592
Machinery 2.7%
Deere & Co.(a)	357,900	27,683,565
Illinois Tool Works, Inc.	360,400	16,834,284

Total		44,517,849
Road & Rail 3.7%
Union Pacific Corp.	584,600	61,932,524
TOTAL INDUSTRIALS		232,691,706
INFORMATION TECHNOLOGY 31.7%
Communications Equipment 3.4%
QUALCOMM, Inc.	1,043,000	57,052,100
Computers & Peripherals 8.5%
Apple, Inc.(b)	205,045	83,043,225
EMC Corp.(a)(b)	1,896,800	40,857,072
NetApp, Inc.(a)(b)	510,600	18,519,462

Total		142,419,759
Internet Software & Services 7.0%
Baidu, Inc., ADR(b)(c)	252,900	29,455,263
Google, Inc., Class A(b)	91,720	59,241,948
INFORMATION TECHNOLOGY (cont.)
Internet Software & Services (cont.)
LinkedIn Corp., Class A(a)(b)	136,700	$8,613,467
VeriSign, Inc.(a)	566,200	20,224,664

Total		117,535,342
IT Services 6.0%
Cognizant Technology Solutions Corp., Class A(b)	670,800	43,139,148
Visa, Inc., Class A(a)	564,900	57,354,297

Total		100,493,445
Semiconductors & Semiconductor Equipment 0.8%
Altera Corp.	355,200	13,177,920
Software 6.0%
Citrix Systems, Inc.(b)	363,800	22,089,936
Intuit, Inc.(a)	365,300	19,211,127
Oracle Corp.	1,361,600	34,925,040
Salesforce.com, Inc.(a)(b)	235,900	23,934,414

Total		100,160,517
TOTAL INFORMATION TECHNOLOGY		530,839,083
MATERIALS 4.4%
Chemicals 3.5%
Ecolab, Inc.	421,600	24,372,696
Monsanto Co.	496,300	34,775,741

Total		59,148,437
Metals & Mining 0.9%
Cliffs Natural Resources, Inc.(a)	230,430	14,367,311
TOTAL MATERIALS		73,515,748
TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services 2.1%
American Tower REIT, Inc.	583,400	35,009,834
TOTAL TELECOMMUNICATION SERVICES		35,009,834
Total Common Stocks
(Cost: $1,522,604,617)		$1,614,582,138

	Shares	Value
Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	60,793,193	$60,793,193
Total Money Market Funds
(Cost: $60,793,193)		$60,793,193

The accompanying Notes to Financial Statements are an integral part of this statement.

119	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 19.9%
Asset-Backed Commercial Paper 3.6%
Alpine Securitization
01/10/12	0.230%	$4,999,201	$4,999,201
Amsterdam Funding Corp.
01/03/12	0.320%	4,998,489	4,998,489
01/11/12	0.320%	4,998,489	4,998,489
Argento Variable Funding Company LLC
01/13/12	0.310%	1,999,449	1,999,449
Atlantis One
01/11/12	0.310%	4,998,445	4,998,445
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	4,998,444	4,998,444
01/09/12	0.310%	3,998,863	3,998,863
01/11/12	0.310%	4,998,536	4,998,536
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	4,998,258	4,998,258
Kells Funding, LLC
01/03/12	0.380%	4,998,206	4,998,206
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,958	4,998,958
Rheingold Securitization
01/23/12	0.720%	4,997,500	4,997,500

Total			60,980,680
Certificates of Deposit 7.2%
Bank of Nova Scotia
05/03/12	0.401%	9,000,000	9,000,000
Credit Suisse
03/08/12	0.540%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	8,000,000	8,000,000
National Australia Bank
04/30/12	0.446%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.425%	9,000,000	9,000,000
Natixis
01/04/12	1.000%	10,000,000	10,000,000
Nordea Bank AB
03/13/12	0.520%	10,000,000	10,000,000
Rabobank
01/20/12	0.331%	7,000,000	7,000,000
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Standard Chartered Bank PLC
03/30/12	0.625%	$9,984,226	$9,984,226
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	5,000,000	5,000,000
Svenska Handelsbanken
01/30/12	0.350%	5,005,842	5,005,842
02/28/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	10,000,000	10,000,000
01/12/12	0.320%	5,000,000	5,000,000

Total			120,990,068
Commercial Paper 3.5%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	4,988,308	4,988,308
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,854	4,998,854
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	9,997,958	9,997,958
Suncorp Metway Ltd.
02/08/12	0.500%	4,995,695	4,995,695
02/02/12	0.500%	4,995,486	4,995,486
Svenska Handelsbank
03/29/12	0.506%	4,993,617	4,993,617
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	3,988,551	3,988,551
Westpac Securities NZ Ltd.
04/20/12	0.531%	6,981,141	6,981,141

Total			58,908,528
Repurchase Agreements 5.6%
Citigroup Global Markets, Inc.(f) dated 12/30/11, matures 01/03/12, repurchase price $20,000,111
	0.050%	20,000,000	20,000,000
repurchase price $3,000,017
	0.050%	3,000,000	3,000,000
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $5,000,156(f)
	0.160%	$5,000,000	$5,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(f)
	0.100%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,056(f)
01/03/12	0.050%	10,000,000	10,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $20,000,222(f)
01/03/12	0.100%	20,000,000	20,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078(f)
	0.140%	5,000,000	5,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $19,935,189(f)
	0.040%	19,935,100	19,935,100

Total			92,935,100
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $333,814,376)			$333,814,376
Total Investments
(Cost: $1,917,212,186)			$2,009,189,707
Other Assets & Liabilities, Net			(334,787,757)
Net Assets			$1,674,401,950

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $108,293,511 or 6.47% of net assets.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning cost	Purchase cost	Sales cost/ proceeds from sales	Realized gain/loss	Ending cost	Dividends or interest income	Value
Columbia Short-Term Cash Fund	$17,933,881	$848,881,428	$(806,022,116)	$—	$60,793,193	$78,546	$60,793,193

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	120

Portfolio of Investments (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Notes to Portfolio of Investments (continued)

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$12,623,821
Freddie Mac REMICS	6,214,495
Government National Mortgage Association	1,561,684
Total Market Value of Collateral Securities	$20,400,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$1,893,573
Freddie Mac REMICS	932,174
Government National Mortgage Association	234,253
Total Market Value of Collateral Securities	$3,060,000

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$6,625,080
Federal National Mortgage Association	91,174
Freddie Mac Gold Pool	2,321,107
Freddie Mac Non Gold Pool	758,439
Ginnie Mae I Pool	403,727
Ginnie Mae II Pool	473
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$1,941,516
Fannie Mae REMICS	4,396,847
Federal Home Loan Mortgage Corp	3,233,603
Federal National Mortgage Association	628,096
Total Market Value of Collateral Securities	$10,200,062

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$10,103,134
Ginnie Mae I Pool	5,006,142
Ginnie Mae II Pool	5,290,724
Total Market Value of Collateral Securities	$20,400,000

The accompanying Notes to Financial Statements are an integral part of this statement.

121	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$17,978,066
Fannie Mae REMICS	39,726
Freddie Mac Gold Pool	1,144,615
Freddie Mac Non Gold Pool	1,171,395
Total Market Value of Collateral Securities	$20,333,802

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	122

Portfolio of Investments (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

123	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$218,339,565	$—	$—	$218,339,565
Consumer Staples	56,118,605	—	—	56,118,605
Energy	153,530,337	—	—	153,530,337
Financials	88,946,903	—	—	88,946,903
Health Care	225,590,357	—	—	225,590,357
Industrials	232,691,706	—	—	232,691,706
Information Technology	530,839,083	—	—	530,839,083
Materials	73,515,748	—	—	73,515,748
Telecommunication Services	35,009,834	—	—	35,009,834
Total Equity Securities	1,614,582,138	—	—	1,614,582,138
Other
Money Market Funds	60,793,193	—	—	60,793,193
Investments of Cash Collateral Received for Securities on Loan	—	333,814,376	—	333,814,376
Total Other	60,793,193	333,814,376	—	394,607,569
Total	$1,675,375,331	$333,814,376	$—	$2,009,189,707

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	124

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.4%
CONSUMER DISCRETIONARY 14.8%
Diversified Consumer Services 1.3%
Service Corp. International	606,908	$6,463,570
Hotels, Restaurants & Leisure 3.4%
7 Days Group Holdings Ltd., ADR(a)(b)(c)	214,408	2,390,649
BJ’s Restaurants, Inc.(b)(c)	128,993	5,845,963
Bravo Brio Restaurant Group, Inc.(b)(c)	51,237	878,715
Life Time Fitness, Inc.(b)(c)	86,630	4,049,952
Peet’s Coffee & Tea, Inc.(c)	20,514	1,285,818
Scientific Games Corp., Class A(b)(c)	134,000	1,299,800
Shuffle Master, Inc.(c)	108,200	1,268,104

Total		17,019,001
Household Durables 1.6%
Harman International Industries, Inc.	117,675	4,476,357
iRobot Corp.(b)(c)	69,973	2,088,694
SodaStream International Ltd.(a)(b)(c)	41,800	1,366,442

Total		7,931,493
Internet & Catalog Retail 1.4%
HomeAway, Inc.(b)(c)	69,186	1,608,575
Makemytrip Ltd.(a)(b)(c)	153,800	3,697,352
Shutterfly, Inc.(b)(c)	91,082	2,073,026

Total		7,378,953
Leisure Equipment & Products 1.0%
Hasbro, Inc.	40,999	1,307,458
Sturm Ruger & Co., Inc.	118,482	3,964,408

Total		5,271,866
Media 0.3%
IMAX Corp.(a)(b)(c)	44,210	810,369
MDC Partners, Inc., Class A(a)	55,700	753,064

Total		1,563,433
Specialty Retail 4.2%
American Eagle Outfitters, Inc.	202,777	3,100,460
Cabela’s, Inc.(b)(c)	316,984	8,057,733
Hibbett Sports, Inc.(b)(c)	39,920	1,803,586
Mattress Firm Holding Corp.(c)	23,895	554,125
Teavana Holdings, Inc.(b)(c)	90,991	1,708,811
Tractor Supply Co.	22,300	1,564,345
Ulta Salon Cosmetics & Fragrance, Inc.(c)	39,010	2,532,529
Vitamin Shoppe, Inc.(b)(c)	44,760	1,785,029

Total		21,106,618
Textiles, Apparel & Luxury Goods 1.6%
CROCS, Inc.(c)	200,575	2,962,493
Steven Madden Ltd.(b)(c)	53,069	1,830,881
Vera Bradley, Inc.(b)(c)	79,700	2,570,325
Warnaco Group, Inc. (The)(c)	19,410	971,276

Total		8,334,975
TOTAL CONSUMER DISCRETIONARY		75,069,909
CONSUMER STAPLES 6.3%
Food & Staples Retailing 3.5%
Fresh Market, Inc. (The)(b)(c)	59,400	$2,370,060
Pricesmart, Inc.(b)	152,979	10,645,809
United Natural Foods, Inc.(b)(c)	116,350	4,655,163

Total		17,671,032
Food Products 0.3%
Green Mountain Coffee Roasters, Inc.(b)(c)	34,425	1,543,961
Household Products 0.8%
Energizer Holdings, Inc.(c)	49,354	3,823,948
Personal Products 1.7%
Nu Skin Enterprises, Inc., Class A(b)	178,972	8,692,670
TOTAL CONSUMER STAPLES		31,731,611
ENERGY 6.3%
Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.(b)(c)	187,820	7,473,358
Core Laboratories NV(a)	29,056	3,310,931
Lufkin Industries, Inc.(b)	58,864	3,962,136

Total		14,746,425
Oil, Gas & Consumable Fuels 3.4%
Approach Resources, Inc.(b)(c)	190,947	5,615,751
Carrizo Oil & Gas, Inc.(b)(c)	51,964	1,369,251
Georesources, Inc.(c)	51,483	1,508,967
Houston American Energy Corp.(b)(c)	81,237	990,279
Laredo Petroleum Holdings, Inc.(c)	56,743	1,265,369
Northern Oil and Gas, Inc.(b)(c)	178,578	4,282,301
Oasis Petroleum, Inc.(b)(c)	64,100	1,864,669

Total		16,896,587
TOTAL ENERGY		31,643,012
FINANCIALS 11.5%
Capital Markets 2.8%
Eaton Vance Corp.(b)	339,349	8,022,210
Financial Engines, Inc.(b)(c)	181,100	4,043,963
Greenhill & Co., Inc.(b)	51,220	1,862,872

Total		13,929,045
Commercial Banks 0.9%
SVB Financial Group(c)	92,700	4,420,863
Consumer Finance 0.8%
Green Dot Corp., Class A(b)(c)	126,234	3,941,025
Diversified Financial Services 0.2%
MarkeTaxess Holdings, Inc.(b)	30,600	921,366
Insurance 3.9%
Alleghany Corp.(b)(c)	9,869	2,815,527
MBIA, Inc.(b)(c)	540,195	6,260,860
Montpelier Re Holdings Ltd.(a)(b)	286,223	5,080,458
Tower Group, Inc.(b)	49,055	989,440
FINANCIALS (cont.)
Insurance (cont.)
White Mountains Insurance Group Ltd.(a)	10,263	$4,653,860

Total		19,800,145
Real Estate Investment Trusts (REITs) 2.2%
First Industrial Realty Trust, Inc.(c)	310,479	3,176,200
Hatteras Financial Corp.(b)	155,494	4,100,377
UDR, Inc.	161,508	4,053,851

Total		11,330,428
Real Estate Management & Development 0.7%
Tejon Ranch Co.(c)	154,995	3,794,277
TOTAL FINANCIALS		58,137,149
HEALTH CARE 15.2%
Biotechnology 2.2%
Ardea Biosciences, Inc.(c)	45,833	770,453
Arqule, Inc.(b)(c)	135,766	765,720
AVEO Pharmaceuticals, Inc.(b)(c)	60,395	1,038,794
BioMimetic Therapeutics, Inc.(b)(c)	97,505	277,889
Cepheid, Inc.(b)(c)	38,800	1,335,108
Chelsea Therapeutics International Ltd.(c)	269,508	1,382,576
Exact Sciences Corp.(c)	88,910	721,949
Human Genome Sciences, Inc.(b)(c)	486,375	3,594,311
Ironwood Pharmaceuticals, Inc.(b)(c)	66,450	795,407
Targacept, Inc.(b)(c)	48,425	269,727

Total		10,951,934
Health Care Equipment & Supplies 5.2%
DexCom, Inc.(b)(c)	323,390	3,010,761
Endologix, Inc.(b)(c)	457,880	5,256,462
HeartWare International, Inc.(b)(c)	11,302	779,838
MAKO Surgical Corp.(b)(c)	20,747	523,032
Masimo Corp.(b)(c)	72,490	1,354,476
NxStage Medical, Inc.(b)(c)	203,197	3,612,843
SonoSite, Inc.(c)	64,200	3,457,812
Volcano Corp.(c)	270,133	6,426,464
Zoll Medical Corp.(b)(c)	31,800	2,009,124

Total		26,430,812
Health Care Providers & Services 3.7%
Catalyst Health Solutions, Inc.(c)	47,104	2,449,408
Centene Corp.(c)	96,300	3,812,517
HMS Holdings Corp.(b)(c)	141,400	4,521,972
IPC The Hospitalist Co., Inc.(b)(c)	34,200	1,563,624
Owens & Minor, Inc.(b)	64,246	1,785,396
Tenet Healthcare Corp.(c)	919,996	4,719,580

Total		18,852,497

The accompanying Notes to Financial Statements are an integral part of this statement.

125	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Partners Small Cap Growth Fund

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (cont.)
Health Care Technology 0.5%
ePocrates, Inc.(c)	44,860	$349,908
Merge Healthcare, Inc.(b)(c)	69,054	334,912
SXC Health Solutions Corp.(a)(c)	33,920	1,915,801

Total		2,600,621
Life Sciences Tools & Services 0.3%
Fluidigm Corp.(c)	62,212	818,710
Luminex Corp.(b)(c)	35,600	755,788

Total		1,574,498
Pharmaceuticals 3.3%
Akorn, Inc.(b)(c)	499,110	5,550,103
Auxilium Pharmaceuticals, Inc.(c)	30,408	606,032
Corcept Therapeutics, Inc.(c)	235,094	804,022
Impax Laboratories, Inc.(c)	209,325	4,222,085
Jazz Pharmaceuticals, Inc.(c)	29,500	1,139,585
MAP Pharmaceuticals, Inc.(b)(c)	57,178	753,034
Optimer Pharmaceuticals, Inc.(b)(c)	85,418	1,045,516
Salix Pharmaceuticals Ltd.(c)	52,025	2,489,396

Total		16,609,773
TOTAL HEALTH CARE		77,020,135
INDUSTRIALS 13.4%
Commercial Services & Supplies 2.2%
Clean Harbors, Inc.(c)	40,348	2,571,378
Corrections Corp. of America(c)	253,727	5,168,419
InnerWorkings, Inc.(b)(c)	181,300	1,687,903
Knoll, Inc.(b)	120,617	1,791,162

Total		11,218,862
Electrical Equipment 0.8%
Polypore International, Inc.(b)(c)	90,910	3,999,131
Machinery 3.2%
Altra Holdings, Inc.(c)	28,570	537,973
Chart Industries, Inc.(b)(c)	128,993	6,974,651
Greenbrier Companies, Inc.(c)	33,900	823,092
Middleby Corp.(b)(c)	32,515	3,057,711
Robbins & Myers, Inc.	63,600	3,087,780
Westport Innovations, Inc.(a)(b)(c)	56,175	1,867,257

Total		16,348,464
Marine 1.4%
Alexander & Baldwin, Inc.(b)	169,069	6,901,397
Professional Services 0.6%
Mistras Group, Inc.(c)	19,400	494,506
On Assignment, Inc.(b)(c)	220,960	2,470,333

Total		2,964,839
Road & Rail 2.6%
Genesee & Wyoming, Inc., Class A(b)(c)	56,600	3,428,828
Kansas City Southern(c)	29,834	2,029,010
Old Dominion Freight Line, Inc.(b)(c)	197,481	8,003,905

Total		13,461,743

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Trading Companies & Distributors 2.6%
DXP Enterprises, Inc.(b)(c)	56,000	$1,803,200
Kaman Corp.	149,886	4,094,885
Titan Machinery, Inc.(b)(c)	146,583	3,185,249
WESCO International, Inc.(b)(c)	75,862	4,021,445

Total		13,104,779
TOTAL INDUSTRIALS		67,999,215
INFORMATION TECHNOLOGY 22.3%
Communications Equipment 1.6%
Aruba Networks, Inc.(b)(c)	340,372	6,303,689
Ixia(b)(c)	175,100	1,840,301

Total		8,143,990
Computers & Peripherals 1.1%
Fusion-io, Inc.(b)(c)	156,847	3,795,697
Stratasys, Inc.(b)(c)	64,329	1,956,245

Total		5,751,942
Electronic Equipment, Instruments & Components 1.8%
Cognex Corp.(b)	40,008	1,431,886
FARO Technologies, Inc.(b)(c)	67,911	3,123,906
InvenSense, Inc.(c)	97,386	969,965
Maxwell Technologies, Inc.(b)(c)	82,800	1,344,672
Universal Display Corp.(b)(c)	64,952	2,383,089

Total		9,253,518
Internet Software & Services 4.2%
Cornerstone OnDemand, Inc.(c)	44,705	815,419
Envestnet, Inc.(b)(c)	172,000	2,057,120
LivePerson, Inc.(b)(c)	65,850	826,418
LogMeIn, Inc.(b)(c)	90,840	3,501,882
LoopNet, Inc.(c)	5,954	108,839
Marchex, Inc.(b)	95,300	595,625
MercadoLibre, Inc.	32,880	2,615,275
OpenTable, Inc.(b)(c)	56,150	2,197,149
SciQuest, Inc.(b)(c)	159,176	2,271,442
ValueClick, Inc.(b)(c)	373,200	6,079,428

Total		21,068,597
IT Services 2.2%
Gartner, Inc.(c)	37,100	1,289,967
Higher One Holdings, Inc.(b)(c)	160,427	2,958,274
ServiceSource International, Inc.(c)	120,733	1,894,301
Wright Express Corp.(b)(c)	93,110	5,054,011

Total		11,196,553
Semiconductors & Semiconductor Equipment 2.4%
Cavium, Inc.(c)	41,100	1,168,473
Entegris, Inc.(c)	264,920	2,311,427
EZchip Semiconductor Ltd.(a)(b)(c)	38,200	1,082,206
MaxLinear, Inc., Class A(b)(c)	92,836	440,971
Micrel, Inc.(b)	500,174	5,056,759
Power Integrations, Inc.(b)	68,575	2,273,947

Total		12,333,783
INFORMATION TECHNOLOGY (cont.)
Software 9.0%
Advent Software, Inc.(c)	167,768	$4,086,828
Allot Communications Ltd.(a)(c)	109,400	1,662,880
BroadSoft, Inc.(b)(c)	81,800	2,470,360
Fortinet, Inc.(b)(c)	124,760	2,721,016
Imperva, Inc.(c)	6,341	220,730
Jive Software, Inc.(c)	2,890	46,240
Kenexa Corp.(c)	5,398	144,127
MicroStrategy, Inc., Class A(b)(c)	19,875	2,152,860
Mitek Systems, Inc.(b)(c)	74,500	540,125
Opnet Technologies, Inc.(b)	73,950	2,711,746
Pegasystems, Inc.(b)	103,994	3,057,424
PROS Holdings, Inc.(b)(c)	239,627	3,565,650
QLIK Technologies, Inc.(b)(c)	186,403	4,510,953
RealPage, Inc.(b)(c)	48,300	1,220,541
SolarWinds, Inc.(b)(c)	46,500	1,299,675
SuccessFactors, Inc.(c)	23,190	924,585
Synchronoss Technologies, Inc.(b)(c)	139,900	4,226,379
Take-Two Interactive Software, Inc.(b)(c)	112,750	1,527,763
Taleo Corp., Class A(c)	68,200	2,638,658
Ultimate Software Group, Inc.(b)(c)	85,336	5,557,080

Total		45,285,620
TOTAL INFORMATION TECHNOLOGY		113,034,003
MATERIALS 6.6%
Chemicals 5.1%
Albemarle Corp.	166,811	8,592,435
Balchem Corp.	36,900	1,495,926
LSB Industries, Inc.(b)(c)	14,300	400,829
NewMarket Corp.(b)	45,791	9,071,655
Tredegar Corp.(b)	279,606	6,212,845

Total		25,773,690
Construction Materials 0.6%
Martin Marietta Materials, Inc.(b)	37,782	2,849,141
Metals & Mining 0.9%
Carpenter Technology Corp.	72,432	3,728,799
Materion Corp.(c)	46,325	1,124,771

Total		4,853,570
TOTAL MATERIALS		33,476,401
Total Common Stocks
(Cost: $430,533,743)		$488,111,435

	Shares	Value
Exchange-Traded Funds 0.3%
iShares Russell 2000 Growth Index Fund(b)	15,078	$1,270,020
Total Exchange-Traded Funds
(Cost: $1,317,516)		$1,270,020

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	126

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

	Shares	Value
Limited Partnerships 1.2%
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
Kinder Morgan Management LLC(c)(d)	80,374	$6,310,967

TOTAL ENERGY		6,310,967
Total Limited Partnerships
(Cost: $4,118,119)		$6,310,967

	Shares	Value
Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	11,387,300	$11,387,300
Total Money Market Funds
(Cost: $11,387,300)		$11,387,300

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 27.8%
Asset-Backed Commercial Paper 3.9%
Atlantis One
02/01/12	0.370%	$4,997,842	$4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	4,998,445	4,998,445
Grampian Funding LLC
01/18/12	0.310%	4,998,665	4,998,665
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,958	4,998,958

Total			19,993,910
Certificates of Deposit 6.5%
Branch Banking & Trust Corporation
01/09/12	0.350%	$6,000,000	$6,000,000
Canadian Imperial Bank
03/21/12	0.333%	4,001,254	4,001,254
Credit Suisse
03/20/12	0.590%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	5,000,000	5,000,000
DnB NOR ASA
03/01/12	0.450%	2,000,000	2,000,000
National Bank of Canada
05/08/12	0.425%	3,000,000	3,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	5,000,079	5,000,079
Svenska Handelsbanken
03/01/12	0.460%	3,000,000	3,000,000

Total			33,001,333
Commercial Paper 2.0%
Suncorp Metway Ltd.
02/08/12	0.500%	4,995,694	4,995,694
Westpac Securities NZ Ltd.
03/02/12	0.441%	4,988,877	4,988,877

Total			9,984,571
Other Short-Term Obligations 1.4%
Natixis Financial Products LLC
01/03/12	0.390%	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
02/16/12	0.650%	5,000,000	5,000,000

Total			7,000,000
Repurchase Agreements 14.0%
Citigroup Global Markets, Inc.(g) dated 12/30/11, matures 01/03/12, repurchase price $15,000,083
	0.050%	15,000,000	15,000,000
repurchase price $5,000,028
	0.050%	5,000,000	5,000,000
Repurchase Agreements (cont.)
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(g)
	0.050%	$5,000,000	$5,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(g)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078(g)
	0.140%	5,000,000	5,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $15,925,806(g)
	0.040%	15,925,736	15,925,736
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $20,000,111(g)
	0.050%	20,000,000	20,000,000

Total			70,925,736
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $140,905,550)			$140,905,550
Total Investments
(Cost: $588,262,228)			$647,985,272
Other Assets & Liabilities, Net			(141,388,844)
Net Assets			$506,596,428

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $28,591,269 or 5.64% of net assets.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	At December 31, 2011, there was no capital committed to the LLC or LP for future investment.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning cost	Purchase cost	Sales cost/ proceeds from sales	Realized gain/loss	Ending cost	Dividends or interest income	Value
Columbia Short-Term Cash Fund	$4,581,311	$179,628,542	$(172,822,553)	$—	$11,387,300	$16,160	$11,387,300

The accompanying Notes to Financial Statements are an integral part of this statement.

127	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Partners Small Cap Growth Fund

Notes to Portfolio of Investments (continued)

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)
Security Description	Value
Fannie Mae REMICS	$9,467,866
Freddie Mac REMICS	4,660,871
Government National Mortgage Association	1,171,263
Total Market Value of Collateral Securities	$15,300,000
Citigroup Global Markets, Inc. (0.050%)
Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000
Natixis Financial Products, Inc. (0.050%)
Security Description	Value
Fannie Mae Interest Strip	$970,758
Fannie Mae REMICS	2,198,424
Federal Home Loan Mortgage Corp	1,616,801
Federal National Mortgage Association	314,048
Total Market Value of Collateral Securities	$5,100,031
Nomura Securities (0.100%)
Security Description	Value
Fannie Mae Pool	$2,525,784
Ginnie Mae I Pool	1,251,535
Ginnie Mae II Pool	1,322,681
Total Market Value of Collateral Securities	$5,100,000
Pershing LLC (0.140%)
Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	128

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

Notes to Portfolio of Investments (continued)

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$14,362,301
Fannie Mae REMICS	31,736
Freddie Mac Gold Pool	914,409
Freddie Mac Non Gold Pool	935,804
Total Market Value of Collateral Securities	$16,244,250

Societe Generale (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$1,889,160
Federal National Mortgage Association	18,510,854
Total Market Value of Collateral Securities	$20,400,014

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

129	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Partners Small Cap Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	130

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$75,069,909	$—	$—	$75,069,909
Consumer Staples	31,731,611	—	—	31,731,611
Energy	31,643,012	—	—	31,643,012
Financials	58,137,149	—	—	58,137,149
Health Care	77,020,135	—	—	77,020,135
Industrials	67,999,215	—	—	67,999,215
Information Technology	113,034,003	—	—	113,034,003
Materials	33,476,401	—	—	33,476,401
Total Equity Securities	488,111,435	—	—	488,111,435
Other
Exchange-Traded Funds	1,270,020	—	—	1,270,020
Limited Partnerships	6,310,967	—	—	6,310,967
Money Market Funds	11,387,300	—	—	11,387,300
Investments of Cash Collateral Received for Securities on Loan	—	140,905,550	—	140,905,550
Total Other	18,968,287	140,905,550	—	159,873,837
Total	$507,079,722	$140,905,550	$—	$647,985,272
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’S website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’S Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

131	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency(a) 120.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series K005 Class AX(b)(c)(d)
11/25/19	1.388%	$17,797,611	$1,497,544
Federal Home Loan Mortgage Corp.(b)(c)
CMO Series 2863 Class FM
10/15/31	0.778%	15,881,773	15,881,660
CMO Series 3671 Class QF
12/15/36	0.778%	7,799,683	7,823,605
CMO Series 3891 Class BF
07/15/41	0.828%	29,683,288	29,593,247
Federal Home Loan Mortgage Corp.(b)(c)(d)
CMO IO Series 2980 Class SL
11/15/34	6.422%	1,228,099	216,035
Federal Home Loan Mortgage Corp.(c)
03/01/28- 11/01/41	4.500%	93,162,590	98,761,559
03/01/28- 07/01/41	5.000%	47,253,365	50,838,221
11/01/27- 02/01/41	5.500%	29,710,621	32,289,633
04/01/36- 11/01/39	6.000%	14,787,839	16,270,406
Federal Home Loan Mortgage Corp.(c)(e)
01/01/42	4.000%	17,000,000	17,828,750
01/01/42	5.500%	29,000,000	31,465,000
Federal National Mortgage Association(b)(c)
CMO Series 2003-W8 Class 3F1
05/25/42	0.694%	6,931,926	6,902,961
CMO Series 2010-38 Class JF
04/25/40	1.194%	10,464,601	10,513,203
CMO Series 2010-54 Class DF
05/25/37	0.544%	15,310,770	15,195,491
CMO Series 2010-54 Class TF
04/25/37	0.844%	13,797,904	13,931,890
CMO Series 2011-59 Class FA
07/25/41	0.894%	18,255,667	18,216,521
Federal National Mortgage Association(b)(c)(d)
CMO IO Series 2006-8 Class HL
03/25/36	6.406%	4,024,776	719,970
Federal National Mortgage Association(c)
01/01/21- 10/01/41	3.500%	126,060,885	130,755,910
07/01/18- 02/01/41	4.000%	151,972,190	159,878,126
06/01/25- 06/01/41	4.500%	60,032,093	63,934,666
06/01/17- 12/01/41	5.000%	50,261,879	54,315,271
10/01/22- 07/01/40	5.500%	82,915,698	90,566,513
03/01/23- 12/01/39	6.000%	36,895,202	40,812,402
08/01/30- 02/01/39	6.500%	27,982,462	31,486,955
Federal National Mortgage Association(c)(e)
02/01/27	3.000%	20,000,000	20,590,624
01/01/27	4.000%	40,000,000	42,181,248
Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency(a) (continued)
01/01/27- 01/01/42	4.500%	101,500,000	108,064,531
01/01/27- 01/01/42	5.000%	$54,000,000	$58,296,875
01/01/27- 01/01/42	5.500%	24,100,000	26,217,061
01/01/42	6.000%	41,000,000	45,144,846
Government National Mortgage Association(b)(c)
CMO Series 2011-H08 Class FA
02/20/61	0.845%	20,543,673	20,494,369
Government National Mortgage Association(b)(c)(d)
CMO IO Series 2011-64 Class IX
10/16/44	1.131%	74,357,628	5,306,607
CMO IO Series 2011-78 Class IX
08/16/46	1.273%	64,538,445	4,863,617
Government National Mortgage Association(c)
01/15/41	3.500%	1,485,537	1,553,964
05/15/39- 12/15/41	4.000%	16,671,712	17,911,811
08/15/33- 09/20/41	4.500%	30,330,321	33,146,064
08/15/38- 07/15/40	5.000%	946,072	1,049,000
08/15/37- 12/15/39	5.500%	1,677,974	1,885,558
04/15/29- 08/15/40	6.000%	13,421,876	15,221,757
Government National Mortgage Association(c)(e)
01/01/42	3.500%	30,000,000	31,331,250
01/01/42	4.000%	13,000,000	13,944,531
01/01/42	4.500%	17,000,000	18,522,030
01/01/42	5.000%	64,000,000	70,889,997
01/01/42	5.500%	19,000,000	21,324,532
01/01/42	6.000%	7,000,000	7,923,125
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A(b)(c)
03/06/20	0.654%	8,071,358	8,073,880
Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,490,106,749)			$1,513,632,816

Residential Mortgage-Backed Securities — Non-Agency 6.2%
CC Mortgage Funding Corp. CMO Series 2004-1A Class A1 (AMBAC)(b)(c)(f)
01/25/35	0.574%	$99,238	$63,114
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1(b)(c)(f)
10/25/47	1.510%	6,071,802	6,012,417
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A(b)(c)(f)
02/25/42	0.590%	2,542,198	2,335,644
NCUA Guaranteed Notes CMO Series 2010-R3 Class 2A(b)(c)
12/08/20	0.834%	18,305,928	18,386,016
RiverView HECM Trust(b)(c)(f)
CMO Series 2007-1 Class A
05/25/47	0.620%	$7,368,492	$6,521,116
CMO Series 2008-1 Class A1
09/26/41	1.007%	13,754,553	10,728,552
WF-RBS Commercial Mortgage Trust CMO IO Series 2011-C4 Class XZ(b)(c)(d)(f)
06/15/44	0.895%	57,631,693	2,369,354
WaMu Mortgage Pass-Through Certificates(b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.449%	4,776,583	4,504,600
CMO Series 2003-AR9 Class 1A6
09/25/33	2.460%	3,462,406	3,275,055
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $58,150,790)			$54,195,868

Commercial Mortgage-Backed Securities — Non-Agency 2.9%
BCRR Trust(c)(f)
Series 2010-LEAF Class 37A
03/22/34	4.230%	$4,125,000	$4,125,363
Series 2010-LEAF Class 3A
02/22/41	4.230%	2,830,829	2,837,111
Citigroup Commercial Mortgage Trust
Series 2007-C6 Class A4 (b)(c)
12/10/49	5.697%	2,914,000	3,212,694
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5 Class A4 (b)(c)
11/15/44	5.886%	3,000,000	3,325,026
DBUBS Mortgage Trust
Series 2011-LC2A Class A1FL (b)(c)(f)
06/10/21	1.627%	5,765,044	5,739,931
Greenwich Capital Commercial Funding Corp.
Series 2006-FL4A Class A2 (b)(c)(f)
11/05/21	0.435%	773,461	752,113
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(c)(d)(f)
CMO IO Series 2010-C1 Class XA
06/15/43	2.171%	74,084,828	5,476,276
CMO IO Series 2011-C3 Class XA
02/15/46	1.351%	64,531,080	4,225,379
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(f)
Series 2011-C3 Class A3
08/15/20	4.388%	5,100,000	5,438,605
Sovereign Commercial Mortgage Securities Trust
Series 2007-C1 Class A2 (b)(c)(f)
07/22/30	5.893%	2,981,438	3,050,608
UBS Commercial Mortgage Trust
Series 2007-FL1 Class A1(b)(c)(f)
07/15/24	1.178%	2,215,552	2,092,487
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $39,714,398)			$40,275,593

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	132

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities — Non-Agency 2.3%
Citibank Omni Master Trust
Series 2009-A8 Class A8(b)(f)
05/16/16	2.378%	$21,500,000	$21,632,049
SLM Student Loan Trust
Series 2009-D Class A(b)(f)
08/17/43	3.500%	7,238,920	7,130,836
Total Asset-Backed Securities — Non-Agency
(Cost: $29,042,280)			$28,762,885

U.S. Government & Agency Obligations(a) 1.7%
Federal Home Loan Mortgage Corp.(e)
01/01/41	5.000%	$8,000,000	$8,596,249
Government National Mortgage Association(e)
01/01/41	6.500%	5,000,000	5,688,281
02/01/41	4.000%	6,000,000	6,420,000
Total U.S. Government & Agency Obligations
(Cost: $20,622,500)			$20,704,530
Repurchase Agreements 9.1%
Banking 9.1%
BNP Paribas Securities Corp. dated 12/30/11, matures 01/03/12, repurchase price $96,801,613 (collateralized by: FNMA Pass-thru total market value $96,800,000)
	0.150%	$46,933,000	$46,933,000
	0.150%	46,933,000	46,933,000
	0.150%	2,934,000	2,934,000
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $6,600,051 (collateralized by: FNMA NT total market value $6,600,000)
	0.070%	6,600,000	6,600,000
Goldman Sachs & Co. dated 12/30/11, matures 01/03/12, repurchase price $10,000,122 (collateralized by: FNMA Pass-thru total market value $10,000,000)
	0.110%	10,000,000	10,000,000

Total			113,400,000
Total Repurchase Agreements
(Cost: $113,400,000)			$113,400,000
Treasury Note Short-Term 0.3%
U.S. Treasury Bills
03/08/12	0.000%	$20,000	$19,999
03/22/12	0.000%	900,000	899,966
04/05/12	0.000%	2,420,000	2,419,874
06/21/12	0.000%	400,000	399,887
Total Treasury Note Short-Term
(Cost: $3,739,698)			$3,739,726
Total Investments(g)
(Cost: $1,754,776,415)			$1,774,711,418
Other Assets & Liabilities, Net			(531,584,092)
Net Assets			$1,243,127,326

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at December 31, 2011:

Security Description	Principal Amount	Settlement Date	Proceeds Receivable	Value
Federal National Mortgage Association
01-01-27 3.500%	$35,000,000	1/18/2012	$36,479,063	$36,596,875
02-01-41 5.000	4,000,000	2/13/2012	4,301,250	4,312,500
01-01-42 4.000	118,000,000	1/12/2012	122,408,710	123,955,318
01-01-42 3.500	70,000,000	1/12/2012	71,073,438	71,990,625
Total				$236,855,318

(b)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $90,530,955 or 7.28% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

133	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Notes to Portfolio of Investments (continued)

(g)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning cost	Purchase cost	Sales cost/ proceeds from sales	Realized gain/loss	Ending cost	Dividends or interest income
Columbia Short-Term Cash Fund	$1,081	$—	$(1,081)	$—	$—	$—

Abbreviation Legend
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	134

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

135	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Residential Mortgage-Backed Securities – Agency	$—	$1,493,138,447	$20,494,369	$1,513,632,816
Residential Mortgage-Backed Securities – Non-Agency	—	34,610,556	19,585,312	54,195,868
Commercial Mortgage-Backed Securities – Non-Agency	—	40,275,593	—	40,275,593
Asset-Backed Securities – Non-Agency	—	28,762,885	—	28,762,885
U.S. Government & Agency Obligations	—	20,704,530	—	20,704,530
Total Bonds	—	1,617,492,011	40,079,681	1,657,571,692
Short-Term Securities
Repurchase Agreements	—	113,400,000	—	113,400,000
Treasury Note Short-Term	3,739,726	—	—	3,739,726
Total Short-Term Securities	3,739,726	113,400,000	—	117,139,726
Investments in Securities	3,739,726	1,730,892,011	40,079,681	1,774,711,418
Forward Sale Commitments Liability	—	(236,855,318)	—	(236,855,318)
Total	$3,739,726	$1,494,036,693	$40,079,681	$1,537,856,100

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value heirarchy.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$374,931,732	$374,931,732	$—

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities Agency	Residential Mortgage-Backed Securities Non-Agency	Total
Balance as of December 31, 2010	$—	$33,454,462	$33,454,462
Accrued discounts/premiums	(55)	—	(55)
Realized gain (loss)	—	10,235	10,235
Change in unrealized appreciation (depreciation)**	(50,890)	(3,444,933)	(3,495,823)
Sales	(456,327)	(277,826)	(734,153)
Purchases	21,001,641	9,818,374	30,820,015
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(19,975,000)	(19,975,000)
Balance as of December 31, 2011	$20,494,369	$19,585,312	$40,079,681

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

**	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(3,495,823), which is comprised of Residential Mortgage-Backed Securities – Agency of $(50,890) and Residential Mortgage-Backed Securities – Non-Agency of $(3,444,933).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	136

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

137	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 95.5%
AUSTRALIA 8.6%
ASX Ltd.(a)	58,819	$1,836,016
Australia & New Zealand Banking Group Ltd.(a)	587,100	12,296,752
BHP Billiton Ltd.(a)	330,011	11,648,946
Commonwealth Bank of Australia(a)	245,804	12,347,084
CSL Ltd.(a)	214,287	6,986,361
Fortescue Metals Group Ltd.(a)	879,941	3,849,309
Iluka Resources Ltd.(a)	188,621	2,987,575
Macquarie Group Ltd.(a)	117,438	2,851,755
Medusa Mining Ltd.(a)	114,129	523,694
Newcrest Mining Ltd.(a)	192,084	5,853,782
Origin Energy Ltd.(a)	347,609	4,740,206
Suncorp-Metway Ltd.(a)	475,948	4,067,991
Sydney Airport(a)(b)	2,052,700	5,579,395
Telstra Corp., Ltd.(a)	1,019,505	3,467,361
Treasury Wine Estates Ltd.(a)	964,425	3,635,961
Wesfarmers Ltd.(a)	139,372	4,198,409
Westfield Group(a)	713,960	5,696,252
WorleyParsons Ltd.(a)	59,544	1,559,229

Total		94,126,078
BELGIUM 1.1%
Ageas (a)	495,800	770,027
Anheuser-Busch InBev NV(a)	52,661	3,224,144
KBC Groep NV(a)	72,555	913,783
Umicore SA(a)(c)	172,600	7,119,364

Total		12,027,318
DENMARK 1.9%
AP Moller—Maersk A/S, Class B(a)	330	2,178,817
Danske Bank AS(a)(b)	322,214	4,092,684
Novo Nordisk A/S, Class B(a)	102,425	11,770,324
William Demant Holding AS(a)(b)	31,350	2,606,996

Total		20,648,821
FINLAND 0.4%
Sampo OYJ, Class A(a)	168,200	4,173,173
FRANCE 9.0%
Air Liquide SA(a)	57,800	7,150,866
Alstom SA(a)(c)	110,075	3,337,946
Arkema SA(a)	50,800	3,596,411
AXA SA(a)	282,600	3,674,011
BNP Paribas SA(a)	161,300	6,335,945
Christian Dior SA(a)	22,100	2,620,315
Cie de St. Gobain(a)	34,400	1,320,752
Cie Generale d’Optique Essilor International SA(a)	31,084	2,194,573
Danone(a)	143,700	9,033,232
GDF Suez(a)	243,600	6,658,701
Iliad SA(a)(c)	29,600	3,652,841
LVMH Moet Hennessy Louis Vuitton SA(a)	49,586	7,020,931
PPR(a)	36,600	5,241,442
Safran SA(a)(c)	140,900	4,231,661
Sanofi (a)	232,587	17,083,215
Schneider Electric SA(a)	77,486	4,079,646
Societe Generale SA(a)	179,417	3,995,182
FRANCE (cont.)
Unibail-Rodamco SE(a)	26,900	$4,835,850
VINCI SA(a)	61,100	2,669,697

Total		98,733,217
GERMANY 6.6%
Adidas AG(a)	49,000	3,187,402
Allianz SE, Registered Shares(a)	87,726	8,391,698
Bayer AG, Registered Shares(a)	94,075	6,014,776
Bayerische Motoren Werke AG(a)	67,543	4,524,733
Deutsche Boerse AG(a)(b)(c)	53,500	2,805,010
Deutsche Telekom AG(a)	913,700	10,483,364
E.ON AG(a)	164,281	3,544,388
GEA Group AG(a)	100,667	2,846,800
HeidelbergCement AG(a)	45,300	1,922,463
Lanxess AG(a)	83,000	4,296,911
Linde AG(a)	13,514	2,010,533
SAP AG(a)	206,753	10,931,058
Siemens AG, Registered Shares(a)	111,439	10,664,364

Total		71,623,500
GUERNSEY 0.3%
Resolution Ltd.(a)	832,800	3,251,453
HONG KONG 2.4%
AIA Group Ltd.(a)	1,059,800	3,299,075
Cheung Kong Holdings Ltd.(a)	430,000	5,100,826
Cheung Kong Infrastructure Holdings Ltd.(a)	461,000	2,695,393
Henderson Land Development Co., Ltd.(a)	744,000	3,685,591
Hongkong Electric Holdings Ltd.(a)	563,000	4,162,839
Hutchison Whampoa Ltd.(a)	385,000	3,212,763
Lifestyle International Holdings Ltd.(a)	564,500	1,242,523
Wharf Holdings Ltd.(a)	702,000	3,164,389

Total		26,563,399
IRELAND 1.6%
CRH PLC(a)	55,600	1,105,310
Experian PLC(a)	225,900	3,071,453
Shire PLC (a)	389,200	13,557,311

Total		17,734,074
ISRAEL 0.3%
Israel Chemicals Ltd.(a)	133,200	1,380,583
Mizrahi Tefahot Bank Ltd.(a)	287,400	2,272,202

Total		3,652,785
ITALY 2.8%
Enel SpA(a)	544,401	2,208,491
ENI SpA(a)	224,400	4,626,599
Fiat Industrial SpA(a)(b)(c)	434,000	3,697,429
Intesa Sanpaolo SpA(a)	855,858	1,425,446
Pirelli & C SpA(a)(c)	167,400	1,403,281
Saipem SpA(a)	271,324	11,478,034
Snam Rete Gas SpA(a)	277,000	1,220,056
Telecom Italia SpA(a)	3,381,900	3,614,780
Telecom Italia SpA(a)	1,051,000	940,444

Total		30,614,560

Issuer	Shares	Value
Common Stocks (continued)
JAPAN 20.6%
ABC-Mart, Inc.(a)	56,800	$2,157,714
Air Water, Inc.(a)	127,000	1,611,887
Aisin Seiki Co., Ltd.(a)	56,000	1,587,047
Asahi Glass Co., Ltd.(a)(c)	222,000	1,855,897
Asahi Kasei Corp.(a)	398,000	2,398,549
Astellas Pharma, Inc.(a)	121,300	4,925,667
Bridgestone Corp.(a)	161,000	3,646,357
Canon, Inc.(a)(c)	152,700	6,719,920
Chiyoda Corp.(a)(c)	191,000	1,939,200
Chubu Electric Power Co., Inc.(a)	262,600	4,914,014
Coca-Cola West Co., Ltd.(a)(c)	81,000	1,403,780
CyberAgent, Inc.(a)	733	2,374,609
Daihatsu Motor Co., Ltd.(a)(c)	81,000	1,440,407
Daiichi Sankyo Co., Ltd.(a)	127,100	2,517,233
Dena Co., Ltd.(a)	38,700	1,159,314
Denso Corp.(a)	91,600	2,516,330
Fanuc Corp.(a)	39,100	5,964,011
Fuji Heavy Industries Ltd.(a)	227,000	1,361,505
Fujitsu Ltd.(a)	201,000	1,042,174
Gree, Inc.(a)(c)	79,000	2,715,726
Hirose Electric Co., Ltd.(a)	7,900	690,986
Hitachi High-Technologies Corp.(a)	65,600	1,421,080
Hitachi Ltd.(a)	456,000	2,372,099
Hitachi Metals Ltd.(a)	119,000	1,291,396
Honda Motor Co., Ltd.(a)(c)	225,400	6,865,887
Inpex Corp.(a)	397	2,499,603
ITOCHU Corp.a)	377,700	3,829,674
Japan Tobacco, Inc.(a)	1,812	8,520,955
JS Group Corp.(a)	121,500	2,328,657
JSR Corp.(a)	156,000	2,875,112
Kamigumi Co., Ltd.(a)	243,000	2,097,447
KDDI Corp.(a)	591	3,795,582
Keyence Corp.(a)	6,800	1,639,070
Kubota Corp.(a)	243,000	2,033,557
Kyocera Corp.(a)	35,600	2,854,893
Lawson, Inc.(a)	28,600	1,781,934
Makita Corp.(a)	45,000	1,451,762
Marubeni Corp.(a)	329,000	2,002,553
Mitsubishi Corp.(a)	271,000	5,461,940
Mitsubishi Electric Corp.(a)	185,000	1,773,010
Mitsubishi Estate Co., Ltd.(a)	225,000	3,355,067
Mitsubishi UFJ Financial Group, Inc.(a)	1,134,700	4,803,732
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	39,040	1,545,211
Mitsui & Co., Ltd.(a)	271,800	4,212,695
Mitsui Chemicals, Inc.(a)(c)	403,000	1,223,637
Mitsui Fudosan Co., Ltd.(a)	195,000	2,843,433
Murata Manufacturing Co., Ltd.(a)	26,200	1,341,747
NEC Corp.(a)(b)	535,000	1,082,782
NHK Spring Co., Ltd.(a)	123,000	1,087,108
Nikon Corp.(a)(c)	65,300	1,447,084
Nippon Shokubai Co., Ltd.(a)	114,000	1,221,360
Nippon Telegraph & Telephone Corp.(a)	111,000	5,651,002
Nissan Motor Co., Ltd.(a)	153,400	1,373,711
Nitto Denko Corp.(a)(c)	41,100	1,461,944
NKSJ Holdings, Inc.(a)	50,750	992,773

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	138

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

Issuer	Shares	Value
Common Stocks (continued)
JAPAN (cont.)
NOK Corp.(a)(c)	69,900	$1,192,434
NSK Ltd.(a)	185,000	1,194,961
NTT DoCoMo, Inc.(a)	751	1,378,851
Obayashi Corp.(a)	345,000	1,534,065
ORIX Corp.(a)	54,200	4,468,321
Rakuten, Inc.(a)(b)(c)	3,930	4,228,093
Rohto Pharmaceutical Co., Ltd.(a)	130,000	1,668,543
Sanrio Co., Ltd.(a)(c)	33,000	1,692,603
Sekisui House Ltd.(a)	299,000	2,657,032
Seven & I Holdings Co., Ltd.(a)	159,600	4,448,007
Shimano, Inc.(a)(c)	23,400	1,138,923
Shin-Etsu Chemical Co., Ltd.(a)	81,700	4,013,088
SMC Corp.(a)	18,200	2,928,121
SoftBank Corp.(a)	150,100	4,408,148
Sony Financial Holdings, Inc.(a)	189,500	2,794,776
Start Today Co., Ltd.(a)(c)	81,300	1,907,302
Sumitomo Mitsui Financial Group, Inc.(a)	420,900	11,672,727
T&D Holdings, Inc.(a)	93,000	865,917
Takeda Pharmaceutical Co., Ltd.(a)	136,900	6,013,400
TDK Corp.(a)	60,100	2,650,611
Tokyo Electron Ltd.(a)	41,300	2,092,573
Tokyu Corp.(a)	484,000	2,383,498
Toray Industries, Inc.(a)	251,000	1,795,813
Toyo Suisan Kaisha Ltd.(a)(c)	24,000	580,793
Toyota Motor Corp.(a)	237,000	7,836,907
Yamada Denki Co., Ltd.(a)	22,030	1,500,666

Total		224,527,997
JERSEY 0.1%
Randgold Resources Ltd.(a)	15,100	1,544,202
LUXEMBOURG 0.3%
ArcelorMittal(a)(c)	173,800	3,178,412
MACAU 0.4%
Sands China Ltd.(a)(b)	1,636,400	4,591,067
NETHERLANDS 6.8%
Aegon NV(a)(b)	1,087,500	4,364,649
Akzo Nobel NV(a)(c)	72,804	3,520,306
ASML Holding NV(a)	49,000	2,059,508
Gemalto NV(a)(c)	38,848	1,889,486
ING Groep NV-CVA(a)(b)	834,500	6,005,089
Koninklijke Ahold NV(a)	129,860	1,748,783
Koninklijke Philips Electronics NV(a)	237,500	5,004,219
Reed Elsevier NV(a)	256,141	2,985,916
Royal Dutch Shell PLC, Class A(a)	543,300	20,005,192
Royal Dutch Shell PLC, Class B(a)	319,074	12,160,108
Unilever NV-CVA(a)	415,700	14,295,189

Total		74,038,445
NORWAY 1.6%
Aker Solutions ASA(a)	175,800	1,850,341
Statoil ASA(a)	177,100	4,545,316
Storebrand ASA(a)(c)	624,300	3,246,316
Telenor ASA(a)	455,700	7,474,551

Total		17,116,524
PAPUA NEW GUINEA 0.2%
Oil Search Ltd.(a)	363,743	2,324,904
SINGAPORE 1.0%
DBS Group Holdings Ltd.(a)	536,000	4,757,687
Keppel Corp., Ltd.(a)	297,700	2,130,889
SINGAPORE (cont)
StarHub Ltd.(a)	429,000	$962,512
United Overseas Bank Ltd.(a)	281,493	3,312,763

Total		11,163,851
SPAIN 2.5%
Banco Bilbao Vizcaya Argentaria SA(a)	819,552	7,085,513
Banco Santander SA(a)	407,795	3,098,121
Distribuidora Internacional de Alimentacion SA(a)(b)	280,400	1,268,363
Gas Natural SDG SA(a)	161,600	2,774,386
Inditex SA(a)	74,562	6,106,640
Repsol YPF SA(a)	227,504	6,988,703

Total		27,321,726
SUPRA-NATIONAL 0.3%
Hkt Trust And Hkt Ltd.(a)(b)	5,991,000	3,517,493
SWEDEN 1.9%
Assa Abloy AB, Class B(a)(c)	140,900	3,533,735
Elekta AB, Class B(a)	103,100	4,471,829
Hennes & Mauritz AB, Class B(a)	158,237	5,088,287
Telefonaktiebolaget LM Ericsson, Class B(a)	716,168	7,326,048

Total		20,419,899
SWITZERLAND 7.4%
Adecco SA(a)(b)(c)	46,767	1,959,205
Kuehne & Nagel International AG(a)	40,105	4,504,501
Nestlé SA, Registered Shares(a)	527,986	30,353,715
Roche Holding AG, Genusschein Shares(a)	126,737	21,480,390
Schindler Holding AG(a)	30,636	3,568,166
Syngenta AG(a)(b)	7,580	2,219,206
Transocean Ltd.(a)	10,275	396,757
UBS AG, Registered Shares(a)(b)	926,325	11,025,565
Xstrata PLC(a)	372,500	5,657,657

Total		81,165,162
UNITED KINGDOM 17.4%
AMEC PLC(a)	185,541	2,614,917
Anglo American PLC(a)	208,800	7,714,298
Aviva PLC(a)	871,300	4,070,212
Barclays PLC(a)	3,330,136	9,104,780
BG Group PLC(a)	723,620	15,468,857
BHP Billiton PLC(a)	265,091	7,729,411
BP PLC(a)	831,008	5,943,008
British American Tobacco PLC(a)	333,500	15,825,214
British Land Co. PLC(a)	303,500	2,179,927
British Sky Broadcasting Group PLC(a)	366,200	4,165,790
BT Group PLC(a)	1,264,300	3,748,241
Burberry Group PLC(a)	164,400	3,025,461
Capital Shopping Centres Group PLC(a)	223,300	1,083,009
Carphone Warehouse Group PLC(a)	571,300	2,741,537
Diageo PLC(a)	432,861	9,454,959
GlaxoSmithKline PLC(a)	447,500	10,226,447
HSBC Holdings PLC(a)	1,669,228	12,729,544
ICAP PLC(a)	118,652	639,221
IG Group Holdings PLC(a)	95,300	705,816
UNITED KINGDOM (cont.)
International Power PLC(a)	894,621	$4,684,876
ITV PLC(a)	1,749,200	1,851,300
Johnson Matthey PLC(a)	182,700	5,209,340
Lloyds Banking Group PLC(a)(b)	7,153,500	2,877,886
National Grid PLC(a)	753,100	7,309,777
Next PLC(a)	50,500	2,146,533
Pearson PLC(a)	120,400	2,262,472
Rolls-Royce Holdings PLC(a)(b)	349,500	4,051,804
SABMiller PLC(a)	121,200	4,266,088
Smith & Nephew PLC(a)	163,700	1,590,184
TalkTalk Telecom Group PLC(a)	874,100	1,836,667
UBM PLC(a)	206,600	1,531,737
Unilever PLC(a)	248,600	8,350,820
Vodafone Group PLC(a)	6,702,400	18,621,392
William Hill PLC(a)	378,600	1,192,395
Wolseley PLC (a)(b)	81,200	2,688,529

Total		189,642,449
Total Common Stocks
(Cost: $1,058,308,131)		$1,043,700,509

Preferred Stocks 1.1%
GERMANY 1.1%
ProSiebenSat.1 Media AG (a)	140,900	$2,574,009
Volkswagen AG (a)	62,500	9,363,093

Total		11,937,102
UNITED KINGDOM —%
Rolls-Royce Holdings PLC, Class C (a)(b)(d)(e)	18,209,100	28,279
Total Preferred Stocks
(Cost: $12,772,029)		$11,965,381

	Shares	Value
Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.141% (f)(g)	33,560,074	$33,560,074
Total Money Market Funds
(Cost: $33,560,074)		$33,560,074

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 5.5%
Asset-Backed Commercial Paper 0.5%
Atlantis One
02/01/12	0.370%	$1,999,137	$1,999,137
Grampian Funding LLC
01/23/12	0.320%	1,999,395	1,999,395
Thames Asset Global Securities
01/18/12	0.320%	1,999,467	1,999,467

Total			5,997,999

The accompanying Notes to Financial Statements are an integral part of this statement.

139	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 5.0%
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $15,000,167(h)
	0.100%	$15,000,000	$15,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $20,000,222(h)
	0.100%	20,000,000	20,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(h)
	0.140%	10,000,000	10,000,000
Repurchase Agreements (cont.)
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $9,264,195(h)
	0.040%	$9,264,154	$9,264,154

Total			54,264,154
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $60,262,153)			$60,262,153
Total Investments
(Cost: $1,164,902,387)			$1,149,488,117
Other Assets & Liabilities, Net			(56,907,059)
Net Assets			$1,092,581,058

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2011:

Industry	Percentage of Net Assets	Value
Aerospace & Defense	0.8%	$8,311,744
Auto Components	1.0	11,432,557
Automobiles	3.0	32,766,244
Beverages	2.0	21,984,932
Biotechnology	0.6	6,986,361
Building Products	0.8	9,039,040
Capital Markets	1.3	14,516,541
Chemicals	4.9	53,104,910
Commercial Banks	9.4	103,121,830
Communications Equipment	0.7	7,326,048
Computers & Peripherals	0.4	4,014,443
Construction & Engineering	0.6	6,142,962
Construction Materials	0.3	3,027,773
Diversified Financial Services	1.6	17,365,462
Diversified Telecommunication Services	4.1	44,386,743
Electric Utilities	1.6	17,525,126
Electrical Equipment	0.8	9,190,602
Electronic Equipment, Instruments & Components	1.2	12,970,487
Energy Equipment & Services	1.6	17,899,279
Food & Staples Retailing	1.2	13,445,495
Food Products	5.7	62,613,748
Gas Utilities	0.4	3,994,443
Health Care Equipment & Supplies	1.0	10,863,582
Hotels, Restaurants & Leisure	0.5	5,783,461
Household Durables	0.2	2,657,032
Independent Power Producers & Energy Traders	0.4	4,684,876
Industrial Conglomerates	1.9	21,012,236
Insurance	4.0	43,962,070
Internet & Catalog Retail	0.6	6,135,396
Internet Software & Services	0.4	3,875,040
Leisure Equipment & Products	0.2	2,586,006
Machinery	2.2	23,684,806
Marine	0.6	6,683,318
Media	1.6	17,745,835
Metals & Mining	4.8	51,978,682
Multiline Retail	0.8	8,630,498

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	140

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

Summary of Investments in Securities by Industry (continued)

Industry	Percentage of Net Assets	Value
Multi-Utilities	1.3%	$13,968,478
Office Electronics	0.6	6,719,920
Oil, Gas & Consumable Fuels	7.2	79,302,494
Pharmaceuticals	8.7	95,257,307
Professional Services	0.5	5,030,658
Real Estate Investment Trusts (REITs)	1.3	13,795,038
Real Estate Management & Development	1.7	18,149,306
Road & Rail	0.2	2,383,498
Semiconductors & Semiconductor Equipment	0.4	4,152,081
Software	1.0	10,931,058
Specialty Retail	1.8	19,287,448
Textiles, Apparel & Luxury Goods	1.4	15,854,110
Tobacco	2.2	24,346,169
Trading Companies & Distributors	1.7	18,195,390
Transportation Infrastructure	0.7	7,676,842
Wireless Telecommunication Services	2.7	29,166,485
Other(1)	8.6	93,822,227
Total		$1,149,488,117

(1)	Includes Cash Equivalents.

Investments in Derivatives

At December 31, 2011, $2,700,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at December 31, 2011
Contract description	Number of contracts long (Short)	Notional market Value	Expiration date	Unrealized appreciation	Unrealized depreciation
E-Mini MCSI EAFE Index	450	$31,711,500	March 2012	$160,865	$—

Forward Foreign Currency Exchange Contracts Open at December 31, 2011
Counterparty	Exchange date	Currency to be delivered		Currency to be received		Unrealized appreciation	Unrealized depreciation
Morgan Stanley	Jan. 3, 2012	47,680 (EUR	)	61,677 (USD	)	$—	$(33)
Bank of America	Jan. 6, 2012	28,387,786 (JPY	)	366,886 (USD	)	—	(1,930)
Total						$—	$(1,963)

The accompanying Notes to Financial Statements are an integral part of this statement.

141	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,055,665,890 or 96.62% of net assets.

(b)	Non-income producing.

(c)	At December 31, 2011, security was partially or fully on loan.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $28,279, representing less than 0.01% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Rolls-Royce Holdings PLC, Class C	07/04/11 – 09/30/11	$26,048

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $28,279, which represents 0.00% of net assets.

(f)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(g)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning cost	Purchase cost	Sales cost/ proceeds from sales	Realized gain/loss	Ending cost	Dividends or interest income	Value
Columbia Short-Term Cash Fund	$37,750,307	$315,632,829	$(319,823,062)	$—	$33,560,074	$76,090	$33,560,074

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$9,937,619
Federal National Mortgage Association	136,761
Freddie Mac Gold Pool	3,481,660
Freddie Mac Non Gold Pool	1,137,659
Ginnie Mae I Pool	605,592
Ginnie Mae II Pool	709
Total Market Value of Collateral Securities	$15,300,000

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$10,103,134
Ginnie Mae I Pool	5,006,142
Ginnie Mae II Pool	5,290,724
Total Market Value of Collateral Securities	$20,400,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	142

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,036
Total Market Value of Collateral Securities	$10,200,001

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$8,354,689
Fannie Mae REMICS	18,461
Freddie Mac Gold Pool	531,921
Freddie Mac Non Gold Pool	544,366
Total Market Value of Collateral Securities	$9,449,437

Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

143	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	144

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$110,941,484	$—	$110,941,484
Consumer Staples	—	122,390,345	—	122,390,345
Energy	—	97,201,773	—	97,201,773
Financials	—	210,910,247	—	210,910,247
Health Care	—	113,107,250	—	113,107,250
Industrials	—	117,322,817	—	117,322,817
Information Technology	—	49,989,077	—	49,989,077
Materials	—	108,111,366	—	108,111,366
Telecommunication Services	—	73,553,228	—	73,553,228
Utilities	—	40,172,922	—	40,172,922
Preferred Stocks
Consumer Discretionary	—	11,937,102	—	11,937,102
Industrials	—	—	28,279	28,279
Total Equity Securities	—	1,055,637,611	28,279	1,055,665,890
Other
Money Market Funds	33,560,074	—	—	33,560,074
Investments of Cash Collateral Received for Securities on Loan	—	60,262,153	—	60,262,153
Total Other	33,560,074	60,262,153	—	93,822,227
Investments in Securities	33,560,074	1,115,899,764	28,279	1,149,488,117
Derivatives(c)
Assets
Futures Contracts	160,865	—	—	160,865
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,963)	—	(1,963)
Total	$33,720,939	$1,115,897,801	$28,279	$1,149,647,019

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Preferred Stock classified as Level 3 are valued using an income approach and utilize estimates of future distributions from the underlying asset.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

145	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Preferred Stocks
Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	2,231
Sales	—
Purchases	26,048
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2011	$28,279

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $2,231.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(I)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(II)	The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov;

(III)	The Fund’s Form N-Q may be reviewed and copled at the SEC’s Public Reference Room in Washington, DC (Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(IV)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	146

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

December 31, 2011

(Percentages represent value of Investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 1.2%
Banking 1.2%
Nordea Eiendomskreditt AS(a)(b)(c)
04/07/14	1.003%	$22,590,000	$21,990,849
Total Corporate Bonds & Notes
(Cost: $22,590,000)			$21,990,849

Residential Mortgage-Backed Securities — Agency 49.0%
Federal Home Loan Mortgage Corp.(c)(d)
12/01/41	2.354%	$11,700,000	$12,065,969
11/01/41	2.480%	28,336,495	29,361,640
08/01/41	3.575%	6,913,837	7,255,340
05/01/38	5.178%	8,673,933	9,326,508
04/01/37	5.620%	4,606,159	4,976,141
03/01/36	5.657%	6,970,716	7,530,896
01/01/38	5.665%	2,490,920	2,694,525
07/01/38	5.675%	4,208,200	4,601,251
11/01/37	5.690%	1,938,655	2,097,406
07/01/38	5.733%	17,301,243	18,724,233
05/01/36	5.852%	9,938,880	10,751,681
08/01/36	5.883%	2,365,684	2,562,488
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.925%	2,550,612	2,837,337
CMO Series T-51 Class 2A
08/25/42	7.500%	2,795,979	3,289,745
Federal Home Loan Mortgage Corp.(d)
11/01/37- 12/01/38	6.500%	5,179,294	5,767,421
05/01/35	7.000%	11,021,223	12,763,038
CMO Series 3531 Class JA
05/15/39	4.500%	8,047,164	8,561,221
CMO Series 3537 Class DL
05/15/39	6.000%	12,435,705	13,789,591
CMO Series 3539 Class PM
05/15/37	4.500%	2,798,946	2,933,805
CMO Series 3560 Class DJ
03/15/39	5.000%	7,584,510	8,056,813
CMO Series 3674 Class HJ
04/15/40	5.500%	31,752,054	34,656,909
CMO Series 3704 Class CT
12/15/36	7.000%	3,696,736	4,209,444
CMO Series T-42 Class A5
02/25/42	7.500%	84,423	101,200
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	2,572	2,869
CMO Series T-57 Class 1A3
07/25/43	7.500%	644,519	741,064
CMO Series T-59 Class 1A3
10/25/43	7.500%	260,546	297,329
CMO Series T-60 Class 1A2
03/25/44	7.000%	257,115	298,424
CMO Series T-60 Class 1A3
03/25/44	7.500%	106,341	119,447
Federal Home Loan Mortgage Corp.(d)(e)(f)
Series 3704 Class CT
12/15/36	7.000%	18,000,000	20,492,100
Federal National Mortgage Association(c)(d)
12/01/41	2.283%	$10,987,000	$11,323,584
12/01/41	2.313%	21,973,000	22,623,018
10/01/41	3.085%	2,451,090	2,555,036
09/01/41	3.271%	19,907,010	20,720,883
09/01/41	3.292%	19,919,500	20,747,267
08/01/41	3.314%	14,229,432	14,826,123
10/01/41	3.410%	5,360,855	5,597,539
09/01/41	3.600%	14,962,391	15,692,251
08/01/41	3.604%	5,023,883	5,271,746
08/01/41	3.731%	7,608,991	7,997,196
06/01/39	5.098%	7,090,585	7,614,535
04/01/38	5.124%	5,096,769	5,472,053
07/01/36	5.655%	5,390,896	5,834,095
06/01/37	5.846%	13,037,033	14,109,925
CMO Series 1999-T2 Class A1
01/19/39	7.500%	481,946	535,509
CMO Series 2001-W3 Class A
09/25/41	7.000%	224,510	263,040
CMO Series 2002-W1 Class 2A
02/25/42	7.108%	855,665	995,187
CMO Series 2002-W6 Class 2A
06/25/42	7.134%	4,338,016	4,999,429
CMO Series 2003-W4 Class 4A
10/25/42	7.271%	1,329,620	1,541,635
Federal National Mortgage Association(d)
08/01/37- 06/01/40	6.000%	93,892,261	103,968,903
08/01/36- 08/01/39	6.500%	66,416,945	75,012,055
04/01/35	7.000%	4,428,220	5,148,950
CMO Series 2000-T6 Class A1
06/25/30	7.500%	972,112	1,126,686
CMO Series 2001-T1 Class A1
10/25/40	7.500%	3,828,452	4,373,440
CMO Series 2001-T3 Class A1
11/25/40	7.500%	1,070,924	1,250,696
CMO Series 2001-T4 Class A1
07/25/41	7.500%	158,498	184,562
CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,892,712	3,202,319
CMO Series 2002-14 Class A1
01/25/42	7.000%	1,122,279	1,258,937
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,521,298	1,779,682
CMO Series 2002-26 Class A2
01/25/48	7.500%	2,071,839	2,348,677
CMO Series 2002-T12 Class A3
05/25/42	7.500%	937,356	1,102,709
CMO Series 2002-T16 Class A2
07/25/42	7.000%	43,731	51,246
CMO Series 2002-W8 Class A3
06/25/42	7.500%	201,150	224,480
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	246,803	284,501
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	8,100,593	8,709,954
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,487,088	1,724,738
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	$2,803,862	$3,285,728
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	158,491	183,964
CMO Series 2006-114 Class PD
12/25/36	6.000%	13,324,938	15,112,155
CMO Series 2006-4 Class MD
03/25/35	6.000%	2,257,000	2,572,312
CMO Series 2006-4 Class PB
09/25/35	6.000%	10,308,708	11,506,388
CMO Series 2009-111 Class CL
03/25/38	4.500%	4,178,600	4,355,005
CMO Series 2009-14 Class A
06/25/35	7.000%	6,052,550	7,010,019
CMO Series 2009-19 Class TA
12/25/37	4.500%	3,265,718	3,480,488
CMO Series 2009-47 Class MT
07/25/39	7.000%	2,806,994	3,130,534
CMO Series 2009-47 Class PA
07/25/39	4.500%	10,063,478	10,609,382
CMO Series 2010-60 Class HJ
05/25/40	5.500%	36,835,515	40,143,930
CMO Series 2010-64 Class BA
05/25/40	5.000%	13,010,800	13,819,970
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	2,392,273	2,804,885
Federal National Mortgage Association(d)(e)
04/01/35	6.000%	16,990,258	18,939,429
Government National Mortgage Association(c)(d)
07/20/41- 10/20/41	3.500%	67,439,834	71,164,582
Government National Mortgage Association(d)
09/15/35	6.000%	31,780,274	36,213,062
08/15/36	6.500%	3,496,088	4,000,727
CMO Series 2009-42 Class CT
08/16/35	6.000%	10,931,482	12,296,206
Total Residential Mortgage-Backed Securities — Agency
(Cost: $868,549,142)			$871,967,187

Residential Mortgage-Backed Securities — Non-Agency 4.1%
Federal Home Loan Mortgage Corporation(d)(e)(f)
10/01/41	2.400%	$21,973,000	$22,540,850
02/15/42	2.450%	34,900,000	35,801,923
Federal National Mortgage Association(c)(d)
CMO Series 2003-W1 Class 2A
12/25/42	7.122%	421,923	490,753
Federal National Mortgage Association(d)
02/01/41	6.500%	4,394,589	4,959,174
CMO Series 2001-50 Class BA
10/25/31	7.000%	128,755	148,261
CMO Series 2002-14 Class A2
01/25/42	7.500%	2,300,417	2,754,997
CMO Series 2002-33 Class A2
06/25/32	7.500%	240,071	269,576
CMO Series 2002-T19 Class A3
07/25/42	7.500%	1,630,171	1,912,450

The accompanying Notes to Financial Statements are an integral part of this statement.

147	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Wells Fargo Short Duration Government Fund

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (continued)
CMO Series 2004-W2 Class 5A
03/25/34	7.500%	$526,209	$609,225
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	2,572,175	2,959,909
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $72,019,147)			$72,447,118

Commercial Mortgage-Backed Securities — Agency 0.7%
Federal National Mortgage Association(d)
07/01/12	6.053%	$5,280,570	$5,336,528
CMO Series 2011-M2 Class A1
07/25/21	2.019%	6,531,604	6,608,600
Total Commercial Mortgage-Backed Securities — Agency
(Cost: $11,932,436)			$11,945,128

Commercial Mortgage-Backed Securities — Non-Agency 6.6%
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4(c)(d)
09/10/47	5.193%	$4,127,000	$4,564,417
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-6 Class A5(d)
12/10/42	4.811%	5,690,600	6,097,358
Bear Stearns Commercial Mortgage Securities(c)(d)
Series 2004-PWR4 Class A2
06/11/41	5.286%	4,511,254	4,678,572
Series 2004-T16 Class A6
02/13/46	4.750%	11,406,000	12,194,303
Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4(b)(d)
09/20/51	4.518%	3,090,164	3,159,288
Commercial Mortgage Pass-Through Certificates Series 2005-LP5 Class A4(c)(d)
05/10/43	4.982%	6,600,000	7,196,838
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4(c)(d)
02/15/38	5.014%	4,577,000	4,927,717
DDR Corp. Series 2009-DDR1 Class A(b)(d)
10/14/22	3.807%	25,542,573	26,601,721
Extended Stay America Trust Series 2010-ESHA Class A(b)(d)
11/05/27	2.951%	13,542,254	13,565,811
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4(c)(d)
08/10/38	5.301%	4,734,000	5,040,484
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41(c)(d)
04/10/37	5.243%	8,907,000	9,442,115
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-C1 Class A1(b)(d)
06/15/43	3.853%	4,285,880	4,480,628
LB-UBS Commercial Mortgage Trust(c)(d) Series 2005-C7 Class A3
11/15/30	5.442%	3,163,000	3,236,337
LB-UBS Commercial Mortgage Trust(d)
Series 2005-C2 Class A4
04/15/30	4.998%	1,353,000	1,423,357
Morgan Stanley Capital I Series 2005-HQ6 Class A4A(d)
08/13/42	4.989%	$9,821,344	$10,689,826
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $116,195,690)			$117,298,772

Asset-Backed Securities — Non-Agency 9.3%
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	$6,957,000	$6,928,974
Avis Budget Rental Car Funding AESOP LLC Series 2001-2A Class A(b)
11/20/14	2.370%	22,790,000	22,752,490
Capital Auto Receivables Asset Trust Series 2008-1 Class A4A
07/15/14	4.460%	1,449,014	1,462,955
Chase Issuance Trust Series 2005-A11 Class A(c)
12/15/14	0.348%	6,763,000	6,761,310
Citibank Omni Master Trust(b)(c)
Series 2009-A14A Class A14
08/15/18	3.028%	6,870,000	7,206,674
Citibank Omni Master Trust(b)(c)(g)
Series 2009-A8 Class A8
05/16/16	2.378%	28,771,000	28,947,706
MBNA Credit Card Master Note Trust Series 2005-A2 Class A2(c)
10/15/14	0.358%	12,749,000	12,748,892
MMCA Automobile Trust Series 2009A Class A4(b)
11/15/15	6.250%	5,871,000	6,098,070
Nelnet Student Loan Trust(c)
Series 2006-1 Class A4
11/23/22	0.585%	13,175,000	12,989,736
Series 2006-2 Class A4
10/26/26	0.498%	5,709,000	5,585,065
SLC Student Loan Trust Series 2005-2 Class A2(c)
06/15/22	0.626%	7,110,092	7,016,753
SLM Student Loan Trust(b)(c)
Series 2011-B Class A1
12/16/24	1.128%	6,340,464	6,269,915
Series 2011-C Class A1
12/15/23	1.659%	6,597,000	6,595,448
SLM Student Loan Trust(c)
Series 2002-6 Class A4CP
03/15/19	0.530%	3,688,712	3,677,742
Series 2004-1 Class A3
04/25/23	0.628%	6,845,000	6,619,079
Series 2005-1 Class A2
04/27/20	0.498%	3,948,446	3,903,197
Series 2006-9 Class A4
10/25/22	0.488%	17,000,000	16,655,512
Series 2008-4 Class A3
10/25/17	1.668%	4,229,000	4,307,483
Total Asset-Backed Securities — Non-Agency
(Cost: $166,942,396)			$166,527,001
U.S. Treasury Obligations 30.4%
U.S. Treasury
10/15/14	0.500%	$28,970,000	$29,089,965
U.S. Treasury(e)
12/31/13	0.125%	48,968,000	48,845,580
U.S. Treasury(g)
10/31/13	0.250%	29,995,000	29,999,679
11/30/13	0.250%	260,023,000	260,053,423
01/31/14	1.750%	78,795,000	81,201,951
11/15/14	0.375%	81,148,000	81,198,717
12/15/14	0.250%	11,830,000	11,791,186
Total U.S. Treasury Obligations
(Cost: $541,863,597)			$542,180,501

		Shares	Value
Money Market Funds 5.2%
Columbia Short-Term Cash Fund,
0.141%(h)(i)		91,890,502	$91,890,502
Total Money Market Funds
(Cost: $91,890,502)			$91,890,502

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 20.4%
Asset–Backed Commercial Paper 3.8%
Alpine Securitization
01/10/12	0.230%	4,999,200	4,999,200
Amsterdam Funding Corp.
01/03/12	0.320%	4,998,489	4,998,489
Argento Variable Funding Company LLC
01/13/12	0.310%	4,998,622	4,998,622
Atlantis One
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/09/12	0.310%	4,998,493	4,998,493
01/11/12	0.310%	4,998,536	4,998,536
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	6,997,562	6,997,562
Grampian Funding LLC
01/18/12	0.310%	9,997,331	9,997,331
01/23/12	0.320%	4,998,489	4,998,489
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,958	4,998,958
Windmill Funding Corp.
01/12/12	0.320%	9,996,978	9,996,978

Total			66,980,500
Certificates of Deposit 9.7%
Bank of Montreal
02/29/12	0.350%	5,000,000	5,000,000
Bank of Nova Scotia
05/03/12	0.401%	9,000,000	9,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	4,996,003	4,996,003
Branch Banking & Trust Corporation
03/15/12	0.240%	10,000,000	10,000,000
Canadian Imperial Bank
03/21/12	0.333%	5,001,568	5,001,568

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	148

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Credit Suisse
03/05/12	0.530%	$10,000,000	$10,000,000
03/20/12	0.590%	2,000,000	2,000,000
Deutsche Bank AG
01/20/12	0.420%	8,000,000	8,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	10,000,000	10,000,000
03/15/12	0.520%	5,000,000	5,000,000
National Australia Bank
04/30/12	0.446%	9,000,000	9,000,000
National Bank of Canada
05/08/12	0.425%	8,000,000	8,000,000
Nordea Bank AB
03/13/12	0.520%	15,000,000	15,000,000
Rabobank
01/20/12	0.331%	12,000,000	12,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
01/30/12	0.350%	5,005,841	5,005,841
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	10,000,000	10,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,128	10,000,128
United Overseas Bank Ltd.
01/12/12	0.320%	10,000,000	10,000,000

Total			173,003,697
Commercial Paper 3.5%
HSBC Bank PLC
04/13/12	0.481%	$11,970,720	$11,970,720
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	9,997,958	9,997,958
Suncorp Metway Ltd.
01/18/12	0.450%	9,992,125	9,992,125
02/01/12	0.500%	1,998,194	1,998,194
02/08/12	0.500%	4,995,694	4,995,694
02/09/12	0.500%	4,995,556	4,995,556
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Westpac Securities NZ Ltd.
04/20/12	0.531%	12,964,976	12,964,976

Total			61,903,661
Other Short-Term Obligations 0.4%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	8,000,000	8,000,000
Repurchase Agreements 3.0%
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $10,000,311(j)
	0.160%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $15,000,083(j)
	0.050%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(j)
	0.100%	$5,000,000	$5,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $22,937,751(j)
	0.040%	22,937,649	22,937,649

Total			52,937,649
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $362,825,507)			$362,825,507
Total Investments
(Cost: $2,254,808,417)			$2,259,072,565
Other Assets & Liabilities, Net			(478,675,731)
Net Assets			$1,780,396,834

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $21,990,849 or 1.24% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $147,668,600 or 8.29% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates. Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $78,834,873, which represents 3.28% of net assets.

(g)	December 31, 2011, security was partially or fully on loan.

(h)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(i)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning cost	Purchase cost	Sales cost/ proceeds from sales	Realized gain/loss	Ending cost	Dividends or interest income	Value
Columbia Short-Term Cash Fund	$78,369,813	$3,204,312,782	$(3,190,792,093)	$—	$91,890,502	$200,810	$91,890,502

The accompanying Notes to Financial Statements are an integral part of this statement.

149	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Wells Fargo Short Duration Government Fund

Notes to Portfolio of Investments (continued)

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of callateral.

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value

Fannie Mae Interest Strip	$2,912,274
Fannie Mae REMICS	6,595,271
Federal Home Loan Mortgage Corp	4,850,405
Federal National Mortgage Association	942,143
Total Market Value of Collateral Securities	$15,300,093

Nomura Securities (0.100%)

Security Description	Value

Fannie Mae Pool	$2,525,784
Ginnie Mae I Pool	1,251,535
Ginnie Mae II Pool	1,322,681
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.040%)

Security Description	Value

Fannie Mae Pool	$20,685,853
Fannie Mae REMICS	45,710
Freddie Mac Gold Pool	1,317,013
Freddie Mac Non Gold Pool	1,347,826
Total Market Value of Collateral Securities	$23,396,402

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	150

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

151	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Wells Fargo Short Duration Government Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$21,990,849	$—	$21,990,849
Residential Mortgage-Backed Securities – Agency	—	851,475,087	20,492,100	871,967,187
Residential Mortgage-Backed Securities – Non-Agency	—	72,447,118	—	72,447,118
Commercial Mortgage-Backed Securities – Agency	—	11,945,128	—	11,945,128
Commercial Mortgage-Backed Securities – Non-Agency	—	117,298,772	—	117,298,772
Asset-Backed Securities – Non-Agency	—	166,527,001	—	166,527,001
U.S. Treasury Obligations	542,180,501	—	—	542,180,501
Total Bonds	542,180,501	1,241,683,955	20,492,100	1,804,356,556
Other
Money Market Funds	91,890,502	—	—	91,890,502
Investments of Cash Collateral Received for Securities on Loan	—	362,825,507	—	362,825,507
Total Other	91,890,502	362,825,507	—	454,716,009
Total	$634,071,003	$1,604,509,462	$20,492,100	$2,259,072,565

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities – Agency
Balance as of December 31, 2010	$7,222,867
Accrued discounts/premiums	—
Realized gain (loss)	(16,406)
Change in unrealized appreciation (depreciation)*	79,858
Sales	(7,218,594)
Purchases	20,424,375
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2011	$20,492,100

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $67,725.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	152

Statement of Assets and Liabilities

December 31, 2011	Columbia Variable Portfolio – Limited Duration Credit Fund	Variable Portfolio – American Century Diversified Bond Fund	Variable Portfolio – American Century Growth Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,571,505,417, $2,286,497,970, $1,554,262,740)	$2,603,842,812	$2,367,000,095	$1,677,832,236
Affiliated issuers (identified cost $46,675,192, $29,576,245, $31,392,965)	46,675,192	29,576,245	31,392,965
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $224,851,063, $281,864,140, $300,866,018)	224,851,063	281,864,140	300,866,018
Repurchase agreements (identified cost $40,970,506, $91,938,412, $68,012,002)	40,970,506	91,938,412	68,012,002
Total investments (identified cost $2,884,002,178, $2,689,876,767, $1,954,533,725)	2,916,339,573	2,770,378,892	2,078,103,221
Foreign currency (identified cost $—, $7,756,147, $—)	—	7,582,442	—
Margin deposits on futures contracts	8,450,200	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	5,405,757	—
Receivable for:
Investments sold	—	334,134	2,557,020
Dividends	7,854	4,028	1,438,418
Interest	31,634,448	17,943,859	86,977
Reclaims	13,379	20,068	13,879
Expense reimbursement due from Investment Manager	65,964	—	21,395
Prepaid expense	31,276	31,935	22,570
Total assets	2,956,542,694	2,801,701,115	2,082,243,480
Liabilities
Due upon return of securities on loan	265,821,569	373,802,552	368,878,020
Unrealized depreciation on forward foreign currency exchange contracts	—	2,279,324	—
Payable for:
Investments purchased	—	—	8,074,258
Investments purchased on a delayed delivery basis	—	91,135,937	—
Capital shares purchased	2,261,030	1,912,851	1,440,227
Variation margin on futures contracts	1,571,220	—	—
Investment management fees	1,006,193	867,294	879,180
Distribution fees	815	458	101
Transfer agent fees	131,794	114,064	83,807
Administration fees	137,959	120,229	76,004
Other expenses	110,098	89,869	77,351
Total liabilities	271,040,678	470,322,578	379,508,948
Net assets applicable to outstanding shares	$2,685,502,016	$2,331,378,537	$1,702,734,532
Represented by
Paid-in capital	$2,612,423,121	$2,168,392,582	$—
Undistributed (excess of distributions over) net investment income	73,062,235	60,759,957	—
Accumulated net realized gain (loss)	(27,528,509)	18,775,733	—
Unrealized appreciation (depreciation) on:
Investments	32,337,395	80,502,125	—
Foreign currency translations	—	(178,293)	—
Forward foreign currency exchange contracts	—	3,126,433	—
Futures contracts	(4,792,226)	—	—
Partners’ capital	—	—	1,702,734,532
Total — representing net assets applicable to outstanding shares	$2,685,502,016	$2,331,378,537	$1,702,734,532
*Value of securities on loan	$266,590,743	$366,957,846	$358,785,526
Net assets applicable to outstanding shares
Class 1	$2,681,323,709	$2,328,963,438	$1,702,236,966
Class 2	$4,178,307	$2,415,099	$497,566
Shares outstanding
Class 1	259,125,497	210,269,614	151,216,047
Class 2	405,267	218,582	44,387
Net asset value per share
Class 1	$10.35	$11.08	$11.26
Class 2	$10.31	$11.05	$11.21

The accompanying Notes to Financial Statements are an integral part of this statement.

153	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

December 31, 2011	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Columbia Wanger U.S. Equities Fund	Variable Portfolio – DFA International Value Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $477,931,466, $572,117,005, $1,374,560,250)	$478,462,250	$656,021,201	$1,282,026,415
Affiliated issuers (identified cost $43,236,307, $13,983,967, $4,519,410)	43,236,307	13,983,967	4,519,410
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $7,998,069, $103,957,043, $—)	7,998,069	103,957,043	—
Repurchase agreements (identified cost $60,638,470, $62,177,568, $—)	60,638,470	62,177,568	—
Total investments (identified cost $589,804,312, $752,235,583, $1,379,079,660)	590,335,096	836,139,779	1,286,545,825
Cash	358	—	—
Foreign currency (identified cost $41,958, $—, $9,844,245)	41,924	—	9,867,779
Unrealized appreciation on forward foreign currency exchange contracts	465	—	432
Receivable for:
Investments sold	478,576	1,645,992	6,255,776
Capital shares sold	—	6,290	—
Dividends	523,284	448,111	1,849,643
Interest	47,385	57,093	1,451
Reclaims	230,776	—	773,640
Expense reimbursement due from Investment Manager	43,986	—	—
Prepaid expense	11,695	13,699	15,973
Total assets	591,713,545	838,310,964	1,305,310,519
Liabilities
Due upon return of securities on loan	68,636,539	166,134,611	—
Unrealized depreciation on forward foreign currency exchange contracts	1,513	—	—
Payable for:
Investments purchased	171,789	1,417,492	7,346,540
Capital shares purchased	446,650	574,965	1,156,021
Foreign capital gains taxes deferred	200,152	—	8,323
Investment management fees	391,018	470,047	882,408
Distribution fees	732	538	341
Transfer agent fees	25,425	32,941	63,097
Administration fees	33,837	43,232	79,779
Expense reimbursement due to Investment Manager	—	—	5,723
Other expenses	225,145	62,147	151,161
Total liabilities	70,132,800	168,735,973	9,693,393
Net assets applicable to outstanding shares	$521,580,745	$669,574,991	$1,295,617,126
Represented by
Paid-in capital	$514,972,908	$—	$1,424,948,551
Undistributed (excess of distributions over) net investment income	(3,481,996)	—	(150,510)
Accumulated net realized gain (loss)	9,766,631	—	(36,671,063)
Unrealized appreciation (depreciation) on:
Investments	530,784	—	(92,533,835)
Foreign currency translations	(6,382)	—	31,874
Forward foreign currency exchange contracts	(1,048)	—	432
Foreign capital gains tax	(200,152)	—	(8,323)
Partners’ capital	—	669,574,991	—
Total — representing net assets applicable to outstanding shares	$521,580,745	$669,574,991	$1,295,617,126
*Value of securities on loan	$65,992,973	$161,598,819	$—
Net assets applicable to outstanding shares
Class 1	$517,955,790	$666,864,946	$1,293,914,881
Class 2	$3,624,955	$2,710,045	$1,702,245
Shares outstanding
Class 1	50,683,647	59,016,501	149,855,717
Class 2	354,593	240,816	197,497
Net asset value per share
Class 1	$10.22	$11.30	$8.63
Class 2	$10.22	$11.25	$8.62

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	154

Statement of Assets and Liabilities (continued)

December 31, 2011	Variable Portfolio – Eaton Vance Floating-Rate Income Fund	Variable Portfolio – Invesco International Growth Fund	Variable Portfolio – J.P. Morgan Core Bond Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $907,272,462, $1,554,309,624, $1,974,623,360)	$893,674,121	$1,624,573,338	$2,054,851,657
Affiliated issuers (identified cost $27,927,273, $162,648,841, $29,547,437)	27,927,273	162,648,841	29,547,437
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $—, $63,475,180, $225,052,854)	—	63,475,180	225,052,854
Repurchase agreements (identified cost $—, $59,954,155, $70,997,814)	—	59,954,155	70,997,814
Total investments (identified cost $935,199,735, $1,840,387,800, $2,300,221,466)	921,601,394	1,910,651,514	2,380,449,762
Cash	8,152,919	—	1,060,190
Foreign currency (identified cost $—, $1,374,112, $—)	—	1,365,492	—
Unrealized appreciation on forward foreign currency exchange contracts	—	44,684	—
Receivable for:
Investments sold	1,965,000	148,220	113,024
Dividends	4,318	2,319,613	2,767
Interest	5,917,139	61,497	13,483,948
Reclaims	—	503,497	16,736
Expense reimbursement due from Investment Manager	34,195	127,875	—
Prepaid expense	13,381	27,030	26,571
Total assets	937,688,346	1,915,249,422	2,395,152,998
Liabilities
Due upon return of securities on loan	—	123,429,335	296,050,668
Unrealized depreciation on forward foreign currency exchange contracts	—	5,097	—
Payable for:
Investments purchased	1,024,101	13,925,060	—
Investments purchased on a delayed delivery basis	10,851,572	—	4,630,784
Capital shares purchased	860,774	1,522,244	1,723,409
Investment management fees	474,635	1,200,073	791,016
Distribution fees	1,653	375	607
Transfer agent fees	45,202	86,921	102,623
Administration fees	51,025	107,575	108,788
Other expenses	153,819	279,377	75,194
Total liabilities	13,462,781	140,556,057	303,483,089
Net assets applicable to outstanding shares	$924,225,565	$1,774,693,365	$2,091,669,909
Represented by
Paid-in capital	$890,644,429	$1,667,327,754	$1,953,616,699
Undistributed (excess of distributions over) net investment income	40,460,493	713,248	51,200,118
Accumulated net realized gain (loss)	6,718,984	36,402,523	6,624,796
Unrealized appreciation (depreciation) on:
Investments	(13,598,341)	70,263,714	80,228,296
Foreign currency translations	—	(53,461)	—
Forward foreign currency exchange contracts	—	39,587	—
Partners’ capital	—	—	—
Total — representing net assets applicable to outstanding shares	$924,225,565	$1,774,693,365	$2,091,669,909
*Value of securities on loan	$—	$119,459,509	$298,490,738
Net assets applicable to outstanding shares
Class 1	$916,052,186	$1,772,804,857	$2,088,567,351
Class 2	$8,173,379	$1,888,508	$3,102,558
Shares outstanding
Class 1	91,858,359	168,180,343	191,486,099
Class 2	828,825	179,410	285,371
Net asset value per share
Class 1	$9.97	$10.54	$10.91
Class 2	$9.86	$10.53	$10.87

The accompanying Notes to Financial Statements are an integral part of this statement.

155	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

December 31, 2011	Variable Portfolio – Jennison Mid Cap Growth Fund	Variable Portfolio – MFS Value Fund	Variable Portfolio – Marsico Growth Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $795,199,534, $1,609,828,689, $1,459,064,349)	$898,320,987	$1,707,491,385	$1,633,598,243
Affiliated issuers (identified cost $19,292,908, $31,366,533, $100,811,321)	19,292,908	31,366,533	100,811,321
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $128,612,180, $104,570,100, $189,778,650)	128,612,180	104,570,100	189,778,650
Repurchase agreements (identified cost $87,990,536, $111,582,767, $55,698,363)	87,990,536	111,582,767	55,698,363
Total investments (identified cost $1,031,095,158, $1,857,348,089, $1,805,352,683)	1,134,216,611	1,955,010,785	1,979,886,577
Foreign currency (identified cost $—, $31,809, $—)	—	31,809	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	18,272
Receivable for:
Investments sold	128,796	521,822	1,880,693
Capital shares sold	2,339	—	—
Dividends	793,064	3,983,177	1,237,581
Interest	109,982	32,457	60,187
Reclaims	—	141,065	86,712
Expense reimbursement due from Investment Manager	10,349	74,421	135,699
Prepaid expense	17,472	31,447	22,119
Total assets	1,135,278,613	1,959,826,983	1,983,327,840
Liabilities
Disbursements in excess of cash	—	36,726	—
Due upon return of securities on loan	216,602,716	216,152,867	245,477,013
Payable for:
Investments purchased	—	—	50,547,694
Capital shares purchased	775,911	1,454,178	1,441,573
Investment management fees	565,514	890,369	870,362
Distribution fees	191	295	397
Transfer agent fees	45,240	84,925	82,925
Administration fees	43,525	76,937	75,269
Other expenses	113,269	158,595	76,462
Total liabilities	218,146,366	218,854,892	298,571,695
Net assets applicable to outstanding shares	$917,132,247	$1,740,972,091	$1,684,756,145
Represented by
Partners’ capital	$917,132,247	$1,740,972,091	$1,684,756,145
Total — representing net assets applicable to outstanding shares	$917,132,247	$1,740,972,091	$1,684,756,145
*Value of securities on loan	$216,185,039	$210,440,484	$238,118,814
Net assets applicable to outstanding shares
Class 1	$916,179,377	$1,739,491,761	$1,682,839,286
Class 2	$952,870	$1,480,330	$1,916,859
Shares outstanding
Class 1	79,020,065	161,663,410	142,827,927
Class 2	82,605	138,090	163,352
Net asset value per share
Class 1	$11.59	$10.76	$11.78
Class 2	$11.54	$10.72	$11.73

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	156

Statement of Assets and Liabilities (continued)

December 31, 2011	Variable Portfolio – Mondrian International Small Cap Fund	Variable Portfolio – Morgan Stanley Global Real Estate Fund	Variable Portfolio – NFJ Dividend Value Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $298,181,896, $382,910,717, $1,607,698,725)	$306,235,422	$387,896,505	$1,695,863,184
Affiliated issuers (identified cost $11,170,216, $13,765,000, $57,698,139)	11,170,216	13,765,000	57,698,139
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $999,698, $1,000,000, $244,375,802)	999,698	1,000,000	244,375,802
Repurchase agreements (identified cost $30,024,201, $27,315,561, $22,718,215)	30,024,201	27,315,561	22,718,215
Total investments (identified cost $340,376,011, $424,991,278, $1,932,490,881)	348,429,537	429,977,066	2,020,655,340
Foreign currency (identified cost $412,786, $1,479,771, $—)	410,867	1,441,707	—
Unrealized appreciation on forward foreign currency exchange contracts	194,951	—	—
Receivable for:
Investments sold	63,330	538,476	—
Capital shares sold	—	—	1,677
Dividends	847,252	1,551,448	4,737,748
Interest	49,308	22,853	130,817
Reclaims	90,862	77,083	275,124
Expense reimbursement due from Investment Manager	—	25,160	—
Prepaid expense	9,349	9,958	31,577
Total assets	350,095,456	433,643,751	2,025,832,283
Liabilities
Disbursements in excess of cash	23,528	—	—
Due upon return of securities on loan	31,023,899	28,315,561	267,094,017
Unrealized depreciation on forward foreign currency exchange contracts	30,389	—	—
Payable for:
Investments purchased	—	415,939	—
Capital shares purchased	266,746	341,171	1,452,946
Investment management fees	242,080	279,069	891,691
Distribution fees	1	586	299
Transfer agent fees	15,453	19,698	85,058
Administration fees	20,605	26,266	77,047
Other expenses	84,192	77,751	130,980
Total liabilities	31,706,893	29,476,041	269,732,038
Net assets applicable to outstanding shares	$318,388,563	$404,167,710	$1,756,100,245
Represented by
Paid-in capital	$293,401,138	$394,090,202	$—
Undistributed (excess of distributions over) net investment income	(1,374,588)	(1,794,597)	—
Accumulated net realized gain (loss)	18,150,649	6,919,607	—
Unrealized appreciation (depreciation) on:
Investments	8,053,526	4,985,788	—
Foreign currency translations	(6,724)	(33,290)	—
Forward foreign currency exchange contracts	164,562	—	—
Partners’ capital	—	—	1,756,100,245
Total — representing net assets applicable to outstanding shares	$318,388,563	$404,167,710	$1,756,100,245
*Value of securities on loan	$29,665,398	$26,999,852	$260,144,378
Net assets applicable to outstanding shares
Class 1	$318,382,854	$401,238,332	$1,754,511,303
Class 2	$5,709	$2,929,378	$1,588,942
Shares outstanding
Class 1	29,502,790	39,790,311	150,463,500
Class 2	529	291,555	136,815
Net asset value per share
Class 1	$10.79	$10.08	$11.66
Class 2	$10.79	$10.05	$11.61

The accompanying Notes to Financial Statements are an integral part of this statement.

157	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

December 31, 2011	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	Variable Portfolio – Partners Small Cap Growth Fund	Variable Portfolio – PIMCO Mortgage- Backed Securities Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,522,604,617, $435,969,378, $1,641,376,415)	$1,614,582,138	$495,692,422	$1,661,311,418
Repurchase agreements (identified cost $–, $–, $113,400,000)	—	—	113,400,000
Affiliated issuers (identified cost $60,793,193, $11,387,300, $—)	60,793,193	11,387,300	—
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $240,879,276, $69,979,814, $—)	240,879,276	69,979,814	—
Repurchase agreements (identified cost $92,935,100, $70,925,736, $—)	92,935,100	70,925,736	—
Total investments (identified cost $1,917,212,186, $588,262,228, $1,754,776,415)	2,009,189,707	647,985,272	1,774,711,418
Cash	—	—	416,913
Receivable for:
Investments sold	1,313,923	621,763	340,799,517
Dividends	1,250,104	305,804	—
Interest	76,217	140,277	3,673,906
Expense reimbursement due from Investment Manager	31,223	—	46,086
Prepaid expense	27,165	9,511	19,954
Total assets	2,011,888,339	649,062,627	2,119,667,794
Liabilities
Forward sales commitments, at value (proceeds receivable $—, $—, $234,262,461)	—	—	236,855,318
Disbursements in excess of cash	—	4	—
Due upon return of securities on loan	333,814,376	140,905,550	—
Payable for:
Investments purchased	1,120,387	647,508	105,807,031
Investments purchased on a delayed delivery basis	—	—	530,633,453
Capital shares purchased	1,440,302	426,452	1,036,145
Collateral and deposits	—	—	1,390,000
Investment management fees	867,267	364,747	482,960
Distribution fees	119	130	296
Transfer agent fees	82,615	25,048	61,105
Administration fees	75,011	33,360	67,271
Other expenses	86,312	63,400	206,889
Total liabilities	337,486,389	142,466,199	876,540,468
Net assets applicable to outstanding shares	$1,674,401,950	$506,596,428	$1,243,127,326
Represented by
Paid-in capital	$—	$—	$1,190,846,388
Undistributed (excess of distributions over) net investment income	—	—	24,168,551
Accumulated net realized gain (loss)	—	—	10,770,241
Unrealized appreciation (depreciation) on:
Investments	—	—	17,342,146
Partners’ capital	1,674,401,950	506,596,428	—
Total — representing net assets applicable to outstanding shares	$1,674,401,950	$506,596,428	$1,243,127,326
*Value of securities on loan	$325,473,175	$137,120,942	$—
Net assets applicable to outstanding shares
Class 1	$1,673,805,677	$505,965,614	$1,241,618,494
Class 2	$596,273	$630,814	$1,508,832
Shares outstanding
Class 1	146,673,151	43,112,509	116,950,452
Class 2	52,494	53,985	142,502
Net asset value per share
Class 1	$11.41	$11.74	$10.62
Class 2	$11.36	$11.68	$10.59

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	158

Statement of Assets and Liabilities (continued)

December 31, 2011	Variable Portfolio – Pyramis International Equity Fund	Variable Portfolio – Wells Fargo Short Duration Government Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,071,080,160, $1,800,092,408)	$1,055,665,890	$1,804,356,556
Affiliated issuers (identified cost $33,560,074, $91,890,502)	33,560,074	91,890,502
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $5,997,999, $309,887,858)	5,997,999	309,887,858
Repurchase agreements (identified cost $54,264,154, $52,937,649)	54,264,154	52,937,649
Total investments (identified cost $1,164,902,387, $2,254,808,417)	1,149,488,117	2,259,072,565
Cash	—	3,468
Foreign currency (identified cost $644,077, $—)	644,385	—
Margin deposits on futures contracts	2,700,000	—
Receivable for:
Investments sold	640,088	258,964,345
Dividends	1,724,249	20,933
Interest	24,860	5,256,211
Reclaims	607,226	—
Variation margin on futures contracts	155,250	—
Expense reimbursement due from Investment Manager	17,023	22,713
Prepaid expense	13,678	22,177
Total assets	1,156,014,876	2,523,362,412
Liabilities
Disbursements in excess of cash	639,005	—
Due upon return of securities on loan	60,262,153	362,825,507
Unrealized depreciation on forward foreign currency exchange contracts	1,963	—
Payable for:
Investments purchased	558,523	231,446,628
Investments purchased on a delayed delivery basis	—	146,249,423
Capital shares purchased	933,048	1,496,676
Investment management fees	756,186	682,362
Distribution fees	117	196
Transfer agent fees	53,631	87,692
Administration fees	68,735	93,857
Other expenses	160,457	83,237
Total liabilities	63,433,818	742,965,578
Net assets applicable to outstanding shares	$1,092,581,058	$1,780,396,834
Represented by
Paid-in capital	$1,095,775,252	$1,738,472,716
Undistributed (excess of distributions over) net investment income	(397,059)	22,921,680
Accumulated net realized gain (loss)	12,478,217	14,738,290
Unrealized appreciation (depreciation) on:
Investments	(15,414,270)	4,264,148
Foreign currency translations	(19,984)	—
Forward foreign currency exchange contracts	(1,963)	—
Futures contracts	160,865	—
Total — representing net assets applicable to outstanding shares	$1,092,581,058	$1,780,396,834
*Value of securities on loan	$58,132,525	$355,825,474
Net assets applicable to outstanding shares
Class 1	$1,091,985,063	$1,779,391,805
Class 2	$595,995	$1,005,029
Shares outstanding
Class 1	113,153,432	172,409,061
Class 2	61,873	97,679
Net asset value per share
Class 1	$9.65	$10.32
Class 2	$9.63	$10.29

The accompanying Notes to Financial Statements are an integral part of this statement.

159	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2011	Columbia Variable Portfolio – Limited Duration Credit Fund	Variable Portfolio – American Century Diversified Bond Fund	Variable Portfolio – American Century Growth Fund
Net investment income
Income:
Dividends	$—	$—	$25,324,489
Interest	86,191,158	70,123,589	1,877
Dividends from affiliates	90,185	147,070	30,699
Income from securities lending—net	650,877	828,140	592,033
Foreign taxes withheld	—	(36,551)	(182,367)
Total income	86,932,220	71,062,248	25,766,731
Expenses:
Investment management fees	11,781,840	10,005,448	10,668,735
Distribution fees
Class 2	7,006	3,676	979
Transfer agent fees
Class 1	1,537,896	1,305,444	1,013,936
Class 2	1,682	882	234
Administration fees	1,614,379	1,381,128	922,297
Compensation of board members	47,227	45,823	33,010
Custodian fees	13,350	36,390	31,804
Printing and postage fees	69,253	45,395	73,262
Professional fees	99,733	72,214	72,993
Other	(83,544)	(38,035)	(81,162)
Total expenses	15,088,822	12,858,365	12,736,088
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,227,380)	(354,381)	(870,940)
Total net expenses	13,861,442	12,503,984	11,865,148
Net investment income (loss)	73,070,778	58,558,264	13,901,583
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	44,305,109	22,598,035	128,326,171
Foreign currency translations	—	(357,876)	(314)
Forward foreign currency exchange contracts	—	141,665	(479,302)
Futures contracts	(58,403,301)	—	—
Net realized gain (loss)	(14,098,192)	22,381,824	127,846,555
Net change in unrealized appreciation (depreciation) on:
Investments	17,318,657	74,703,199	(148,883,364)
Foreign currency translations	—	(179,471)	(13)
Forward foreign currency exchange contracts	—	1,544,603	97,011
Futures contracts	(18,222,543)	—	—
Net change in unrealized appreciation (depreciation)	(903,886)	76,068,331	(148,786,366)
Net realized and unrealized gain (loss)	(15,002,078)	98,450,155	(20,939,811)
Net change in net assets resulting from operations	$58,068,700	$157,008,419	$(7,038,228)

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	160

Statement of Operations (continued)

Year ended December 31, 2011	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Columbia Wanger U.S. Equities Fund	Variable Portfolio – DFA International Value Fund
Net investment income
Income:
Dividends	$12,149,537	$3,538,899	$45,074,417
Interest	—	6	10,003
Dividends from affiliates	56,465	12,318	42,697
Income from securities lending — net	585,523	654,624	1,737,908
Foreign taxes withheld	(1,107,811)	(5,171)	(5,058,980)
Total income	11,683,714	4,200,676	41,806,045
Expenses:
Investment management fees	4,753,824	5,747,940	10,889,825
Distribution fees
Class 2	7,101	4,618	2,871
Transfer agent fees
Class 1	307,544	401,930	778,633
Class 2	1,704	1,109	689
Administration fees	411,378	528,745	984,027
Compensation of board members	14,446	16,805	25,813
Custodian fees	290,020	18,795	257,324
Printing and postage fees	7,214	88,528	68,052
Professional fees	37,346	31,841	51,529
Other	21,383	(125,124)	(42,413)
Total expenses	5,851,960	6,715,187	13,016,350
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(401,101)	(195,561)	(894,205)
Total net expenses	5,450,859	6,519,626	12,122,145
Net investment income (loss)	6,232,855	(2,318,950)	29,683,900
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,483,370	5,111,732	(30,926,943)
Foreign currency translations	(461,787)	—	(373,399)
Forward foreign currency exchange contracts	118,674	—	(4,263,417)
Futures contracts	—	—	(2,311,457)
Increase from payment by affiliate (see Note 6)	14,252	—	—
Net realized gain (loss)	13,154,509	5,111,732	(37,875,216)
Net change in unrealized appreciation (depreciation) on:
Investments	(91,761,894)	(30,722,982)	(263,485,972)
Foreign currency translations	(123,019)	—	(122,307)
Forward foreign currency exchange contracts	2,691	—	(2,002,887)
Futures contracts	—	—	277,409
Foreign capital gains tax	(200,152)	—	(8,323)
Net change in unrealized appreciation (depreciation)	(92,082,374)	(30,722,982)	(265,342,080)
Net realized and unrealized gain (loss)	(78,927,865)	(25,611,250)	(303,217,296)
Net change in net assets resulting from operations	$(72,695,010)	$(27,930,200)	$(273,533,396)

The accompanying Notes to Financial Statements are an integral part of this statement.

161	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Year ended December 31, 2011	Variable Portfolio – Eaton Vance Floating-Rate Income Fund	Variable Portfolio – Invesco International Growth Fund	Variable Portfolio – J.P. Morgan Core Bond Fund
Net investment income
Income:
Dividends	$—	$53,091,540	$—
Interest	46,387,662	4,602	65,666,052
Dividends from affiliates	92,048	221,265	39,610
Income from securities lending — net	—	1,407,807	862,089
Foreign taxes withheld	—	(5,858,779)	(9,966)
Total income	46,479,710	48,866,435	66,557,785
Expenses:
Investment management fees	5,533,122	14,400,495	9,084,668
Distribution fees
Class 2	14,646	2,936	4,402
Transfer agent fees
Class 1	523,437	1,041,912	1,171,615
Class 2	3,515	704	1,057
Administration fees	595,804	1,291,209	1,247,473
Compensation of board members	18,879	52,378	39,881
Custodian fees	191,575	295,431	43,463
Printing and postage fees	73,262	47,214	90,997
Professional fees	73,366	51,961	47,795
Other	(102,411)	131,188	(87,348)
Total expenses	6,925,195	17,315,428	11,644,003
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(908,713)	(715,055)	(349,842)
Total net expenses	6,016,482	16,600,373	11,294,161
Net investment income (loss)	40,463,228	32,266,062	55,263,624
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	6,719,284	36,620,521	6,644,191
Foreign currency translations	—	(1,399,936)	—
Forward foreign currency exchange contracts	—	853,102	—
Increase from payment by affiliate (see Note 6)	—	40,582	—
Net realized gain (loss)	6,719,284	36,114,269	6,644,191
Net change in unrealized appreciation (depreciation) on:
Investments	(25,660,496)	(189,019,677)	72,880,177
Foreign currency translations	—	(59,780)	—
Forward foreign currency exchange contracts	—	39,587	—
Net change in unrealized appreciation (depreciation)	(25,660,496)	(189,039,870)	72,880,177
Net realized and unrealized gain (loss)	(18,941,212)	(152,925,601)	79,524,368
Net change in net assets resulting from operations	$21,522,016	$(120,659,539)	$134,787,992

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	162

Statement of Operations (continued)

Year ended December 31, 2011	Variable Portfolio – Jennison Mid Cap Growth Fund	Variable Portfolio – MFS Value Fund	Variable Portfolio – Marsico Growth Fund
Net investment income
Income:
Dividends	$9,207,379	$43,794,854	$21,504,994
Dividends from affiliates	28,781	43,005	129,389
Income from securities lending — net	513,217	302,771	887,791
Foreign taxes withheld	(54,560)	(653,841)	(98,649)
Total income	9,694,817	43,486,789	22,423,525
Expenses:
Investment management fees	6,708,683	10,381,548	10,458,493
Distribution fees
Class 2	1,625	2,421	3,402
Transfer agent fees
Class 1	536,294	987,689	995,148
Class 2	390	581	816
Administration fees	516,889	898,364	904,776
Compensation of board members	24,338	45,313	32,206
Custodian fees	14,769	32,168	29,454
Printing and postage fees	17,214	47,214	68,052
Professional fees	33,464	43,946	72,257
Other	20,872	59,813	56,649
Total expenses	7,874,538	12,499,057	12,621,253
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(455,357)	(1,062,145)	(766,774)
Total net expenses	7,419,181	11,436,912	11,854,479
Net investment income (loss)	2,275,636	32,049,877	10,569,046
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	37,681,433	38,229,822	47,755,003
Foreign currency translations	(388)	(163,223)	(4,478)
Forward foreign currency exchange contracts	—	173,603	(968)
Net realized gain (loss)	37,681,045	38,240,202	47,749,557
Net change in unrealized appreciation (depreciation) on:
Investments	(20,645,243)	(70,234,281)	(95,960,006)
Foreign currency translations	—	(13,089)	(15,685)
Forward foreign currency exchange contracts	—	—	18,272
Net change in unrealized appreciation (depreciation)	(20,645,243)	(70,247,370)	(95,957,419)
Net realized and unrealized gain (loss)	17,035,802	(32,007,168)	(48,207,862)
Net change in net assets resulting from operations	$19,311,438	$42,709	$(37,638,816)

The accompanying Notes to Financial Statements are an integral part of this statement.

163	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Year ended December 31, 2011	Variable Portfolio – Mondrian International Small Cap Fund	Variable Portfolio – Morgan Stanley Global Real Estate Fund	Variable Portfolio – NFJ Dividend Value Fund
Net investment income
Income:
Dividends	$11,838,558	$11,734,779	$63,659,154
Interest	76	40	—
Dividends from affiliates	14,658	19,914	153,119
Income from securities lending — net	394,553	237,699	1,176,781
Foreign taxes withheld	(1,114,194)	(394,621)	(1,066,848)
Total income	11,133,651	11,597,811	63,922,206
Expenses:
Investment management fees	2,911,396	3,318,413	10,416,615
Distribution fees
Class 2	16	5,338	1,769
Transfer agent fees
Class 1	185,775	232,954	991,352
Class 2	4	1,281	424
Administration fees	247,712	312,324	901,286
Compensation of board members	9,805	13,056	44,156
Custodian fees	69,251	87,525	13,405
Printing and postage fees	59,095	—	27,214
Professional fees	31,668	35,986	43,826
Other	(83,268)	(41,079)	36,644
Total expenses	3,431,454	3,965,798	12,476,691
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(524,304)	(645,661)
Total net expenses	3,431,454	3,441,494	11,831,030
Net investment income (loss)	7,702,197	8,156,317	52,091,176
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	18,344,987	7,587,189	88,934,147
Foreign currency translations	135,133	48,721	—
Forward foreign currency exchange contracts	(38,031)	(17,287)	—
Net realized gain (loss)	18,442,089	7,618,623	88,934,147
Net change in unrealized appreciation (depreciation) on:
Investments	(52,613,787)	(52,893,787)	(82,652,266)
Foreign currency translations	(12,673)	(57,493)	—
Forward foreign currency exchange contracts	160,994	7,632	—
Net change in unrealized appreciation (depreciation)	(52,465,466)	(52,943,648)	(82,652,266)
Net realized and unrealized gain (loss)	(34,023,377)	(45,325,025)	6,281,881
Net change in net assets resulting from operations	$(26,321,180)	$(37,168,708)	$58,373,057

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	164

Statement of Operations (continued)

Year ended December 31, 2011	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	Variable Portfolio – Partners Small Cap Growth Fund	Variable Portfolio – PIMCO Mortgage – Backed Securities Fund
Net investment income
Income:
Dividends	$12,528,292	$2,547,324	$—
Interest	—	—	30,828,749
Dividends from affiliates	78,546	16,160	—
Income from securities lending — net	536,614	1,136,403	4,248
Foreign taxes withheld	—	(6,814)	—
Total income	13,143,452	3,693,073	30,832,997
Expenses:
Investment management fees	10,139,391	4,357,684	5,633,674
Distribution fees
Class 2	635	966	2,259
Transfer agent fees
Class 1	963,903	298,873	710,708
Class 2	152	232	542
Administration fees	878,184	398,379	786,052
Compensation of board members	27,973	12,558	31,719
Custodian fees	13,652	43,770	171,746
Printing and postage fees	700	26,900	16,314
Professional fees	44,937	40,126	41,277
Other	43,283	(41,561)	24,653
Total expenses	12,112,810	5,137,927	7,418,944
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(416,052)	—	(814,145)
Total net expenses	11,696,758	5,137,927	6,604,799
Net investment income (loss)	1,446,694	(1,444,854)	24,228,198
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	39,554,468	36,813,161	21,118,420
Futures contracts	—	—	232,328
Net realized gain (loss)	39,554,468	36,813,161	21,350,748
Net change in unrealized appreciation (depreciation) on:
Investments	(52,991,155)	(32,789,547)	18,844,779
Net change in unrealized appreciation (depreciation)	(52,991,155)	(32,789,547)	18,844,779
Net realized and unrealized gain (loss)	(13,436,687)	4,023,614	40,195,527
Net change in net assets resulting from operations	$(11,989,993)	$2,578,760	$64,423,725

The accompanying Notes to Financial Statements are an integral part of this statement.

165	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Year ended December 31, 2011	Variable Portfolio – Pyramis International Equity Fund	Variable Portfolio – Wells Fargo Short Duration Government Fund
Net investment income
Income:
Dividends	$36,079,439	$—
Interest	23	31,607,399
Dividends from affiliates	76,090	200,810
Income from securities lending — net	1,094,358	870,898
Foreign taxes withheld	(3,622,142)	—
Total income	33,627,768	32,679,107
Expenses:
Investment management fees	9,055,809	7,999,348
Distribution fees
Class 2	882	1,737
Transfer agent fees
Class 1	641,645	1,026,248
Class 2	212	417
Administration fees	823,537	1,101,467
Compensation of board members	23,812	33,294
Custodian fees	252,536	32,991
Printing and postage fees	73,352	53,895
Professional fees	51,413	76,642
Other	(96,954)	(60,145)
Total expenses	10,826,244	10,265,894
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(628,836)	(514,516)
Total net expenses	10,197,408	9,751,378
Net investment income (loss)	23,430,360	22,927,729
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,852,417	15,606,213
Foreign currency translations	(620,190)	—
Forward foreign currency exchange contracts	201,070	—
Futures contracts	(303,414)	—
Net realized gain (loss)	13,129,883	15,606,213
Net change in unrealized appreciation (depreciation) on:
Investments	(173,866,651)	1,989,066
Foreign currency translations	(36,294)	—
Forward foreign currency exchange contracts	(9,687)	—
Futures contracts	(314,950)	—
Net change in unrealized appreciation (depreciation)	(174,227,582)	1,989,066
Net realized and unrealized gain (loss)	(161,097,699)	17,595,279
Net change in net assets resulting from operations	$(137,667,339)	$40,523,008

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	166

Statement of Changes in Net Assets

Year ended December 31,	Columbia Variable Portfolio – Limited Duration Credit Fund			Variable Portfolio – American Century Diversified Bond Fund
	2011	2010(a)		2011	2010(a)
Operations
Net investment income (loss)	$73,070,778	$34,148,322		$58,558,264	$24,738,444
Net realized gain (loss)	(14,098,192)	(6,465,300)		22,381,824	6,260,679
Net change in unrealized appreciation (depreciation)	(903,886)	28,449,055		76,068,331	7,381,519
Net increase (decrease) in net assets resulting from operations	58,068,700	56,132,077		157,008,419	38,380,642
Distributions to shareholders from:
Net investment income
Class 1	(34,116,113)	—		(23,096,395)	—
Class 2	(40,538)	—		(14,310)	—
Net realized gains
Class 1	(6,956,317)	—		(9,286,348)	—
Class 2	(8,914)	—		(6,482)	—
Total distributions to shareholders	(41,121,882)	—		(32,403,535)	—
Increase (decrease) in net assets from share transactions	296,895,314	2,315,516,272		208,051,275	1,960,313,272
Total increase (decrease) in net assets	313,842,132	2,371,648,349		332,656,159	1,998,693,914
Net assets at beginning of year	2,371,659,884	11,535	(b)	1,998,722,378	28,464	(c)
Net assets at end of year	$2,685,502,016	$2,371,659,884		$2,331,378,537	$1,998,722,378
Undistributed (excess of distributions over) net investment income	$73,062,235	$34,148,322		$60,759,957	$21,949,596

	Columbia Variable Portfolio – Limited Duration Credit Fund				Variable Portfolio – American Century Diversified Bond Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	34,716,638	360,074,770	231,562,661	2,321,856,290	27,676,967	295,645,998	194,702,664	1,999,994,210
Distributions reinvested	3,968,351	41,072,430	—	—	3,060,751	32,382,743	—	—
Redemptions	(10,376,447)	(107,194,367)	(746,360)	(7,583,471)	(11,241,664)	(121,490,233)	(3,931,408)	(40,502,156)
Net increase (decrease)	28,308,542	293,952,833	230,816,301	2,314,272,819	19,496,054	206,538,508	190,771,256	1,959,492,054
Class 2 shares
Subscriptions	378,055	3,919,755	148,057	1,517,580	167,872	1,802,718	84,222	890,096
Distributions reinvested	4,787	49,452	—	—	1,967	20,792	—	—
Redemptions	(99,574)	(1,026,726)	(26,558)	(274,127)	(29,362)	(310,743)	(6,617)	(68,878)
Net increase	283,268	2,942,481	121,499	1,243,453	140,477	1,512,767	77,605	821,218
Total net increase (decrease)	28,591,810	296,895,314	230,937,800	2,315,516,272	19,636,531	208,051,275	190,848,861	1,960,313,272

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $24,000 was contributed on April 20, 2010. The Fund had an increase in net assets resulting from operations of $426, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

167	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Year ended December 31,	Variable Portfolio – American Century Growth Fund			Variable Portfolio – Columbia Wanger International Equities Fund
	2011	2010(a)		2011	2010(a)
Operations
Net investment income (loss)	$13,901,583	$9,458,833		$6,232,855	$1,736,587
Net realized gain (loss)	127,846,555	(10,001,369)		13,154,509	8,537,915
Net change in unrealized appreciation (depreciation)	(148,786,366)	272,355,849		(92,082,374)	92,405,576
Net increase (decrease) in net assets resulting from operations	(7,038,228)	271,813,313		(72,695,010)	102,680,078
Distributions to shareholders from:
Net investment income
Class 1	—	—		(13,862,924)	(2,299,420)
Class 2	—	—		(62,153)	(1,144)
Net realized gains
Class 1	—	—		(7,109,564)	—
Class 2	—	—		(42,025)	—
Total distributions to shareholders	—	—		(21,076,666)	(2,300,564)
Increase (decrease) in net assets from share transactions	(71,565,114)	1,509,513,027		110,605,341	404,360,067
Total increase (decrease) in net assets	(78,603,342)	1,781,326,340		16,833,665	504,739,581
Net assets at beginning of year	1,781,337,874	11,534	(b)	504,747,080	7,499 (c)
Net assets at end of year	$1,702,734,532	$1,781,337,874		$521,580,745	$504,747,080
Undistributed (excess of distributions over) net investment income	$—	$—		$(3,481,996)	$913,363

	Variable Portfolio – American Century Growth Fund				Variable Portfolio – Columbia Wanger International Equities Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	9,132,280	102,461,079	158,957,339	1,528,083,687	10,122,415	111,726,436	41,378,359	408,455,693
Distributions reinvested	—	—	—	—	1,738,048	20,972,488	216,049	2,299,420
Redemptions	(15,105,504)	(174,340,385)	(1,768,722)	(18,748,024)	(2,077,537)	(25,060,552)	(693,937)	(7,599,039)
Net increase (decrease)	(5,973,224)	(71,879,306)	157,188,617	1,509,335,663	9,782,926	107,638,372	40,900,471	403,156,074
Class 2 shares
Subscriptions	39,551	455,076	17,465	183,522	280,898	3,317,359	106,524	1,215,778
Distributions reinvested	—	—	—	—	8,612	104,178	99	1,143
Redemptions	(12,544)	(140,884)	(585)	(6,158)	(40,933)	(454,568)	(1,107)	(12,928)
Net increase	27,007	314,192	16,880	177,364	248,577	2,966,969	105,516	1,203,993
Total net increase (decrease)	(5,946,217)	(71,565,114)	157,205,497	1,509,513,027	10,031,503	110,605,341	41,005,987	404,360,067

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $7,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	168

Statement of Changes in Net Assets (continued)

Year ended December 31,	Variable Portfolio – Columbia Wanger U.S. Equities Fund			Variable Portfolio – DFA International Value Fund
	2011	2010(a)		2011	2010(a)
Operations
Net investment income (loss)	$(2,318,950)	$(296,398)		$29,683,900	$7,155,059
Net realized gain (loss)	5,111,732	113,843		(37,875,216)	39,856,614
Net change in unrealized appreciation (depreciation)	(30,722,982)	114,627,178		(265,342,080)	172,832,228
Net increase (decrease) in net assets resulting from operations	(27,930,200)	114,444,623		(273,533,396)	219,843,901
Distributions to shareholders from:
Net investment income
Class 1	—	—		(28,909,212)	(10,498,553)
Class 2	—	—		(21,935)	(2,549)
Net realized gains
Class 1	—	—		(36,176,382)	—
Class 2	—	—		(33,297)	—
Tax return of capital
Class 1	—	—		(1,370,491)	—
Class 2	—	—		(1,040)	—
Total distributions to shareholders	—	—		(66,512,357)	(10,501,102)
Increase (decrease) in net assets from share transactions	39,952,558	543,095,511		380,908,528	1,045,400,019
Total increase (decrease) in net assets	12,022,358	657,540,134		40,862,775	1,254,742,818
Net assets at beginning of year	657,552,633	12,499	(b)	1,254,754,351	11,533 (c)
Net assets at end of year	$669,574,991	$657,552,633		$1,295,617,126	$1,254,754,351
Undistributed (excess of distributions over) net investment income	$—	$—		$(150,510)	$2,370,290

	Variable Portfolio – Columbia Wanger U.S. Equities Fund				Variable Portfolio – DFA International Value Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,156,810	81,344,685	56,621,839	556,754,584	35,056,562	343,059,922	112,142,834	1,051,938,321
Distributions reinvested	—	—	—	—	6,199,180	66,456,086	1,009,638	10,498,553
Redemptions	(3,473,393)	(43,507,796)	(1,289,505)	(14,348,835)	(2,857,038)	(30,095,919)	(1,696,113)	(17,586,169)
Net increase (decrease)	3,683,417	37,836,889	55,332,334	542,405,749	38,398,704	379,420,089	111,456,359	1,044,850,705
Class 2 shares
Subscriptions	195,044	2,345,497	66,245	701,275	166,613	1,713,487	53,242	568,567
Distributions reinvested	—	—	—	—	5,268	56,270	229	2,549
Redemptions	(19,992)	(229,828)	(981)	(11,513)	(26,264)	(281,318)	(2,091)	(21,802)
Net increase	175,052	2,115,669	65,264	689,762	145,617	1,488,439	51,380	549,314
Total net increase (decrease)	3,858,469	39,952,558	55,397,598	543,095,511	38,544,321	380,908,528	111,507,739	1,045,400,019

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $12,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

169	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Variable Portfolio – Eaton Vance Floating-Rate Income Fund			Variable Portfolio – Invesco International Growth Fund
Year ended December 31,	2011	2010(a)		2011	2010(a)
Operations
Net investment income (loss)	$40,463,228	$16,779,852		$32,266,062	$7,806,650
Net realized gain (loss)	6,719,284	1,695,919		36,114,269	18,685,001
Net change in unrealized appreciation (depreciation)	(25,660,496)	12,082,155		(189,039,870)	259,289,710
Net increase (decrease) in net assets resulting from operations	21,522,016	30,557,926		(120,659,539)	285,781,361
Distributions to shareholders from:
Net investment income
Class 1	(16,659,942)	—		(30,982,580)	(8,798,596)
Class 2	(122,565)	—		(18,885)	(469)
Net realized gains
Class 1	(1,683,217)	—		(17,942,806)	—
Class 2	(13,002)	—		(12,873)	—
Total distributions to shareholders	(18,478,726)	—		(48,957,144)	(8,799,065)
Increase (decrease) in net assets from share transactions	131,018,009	759,097,385		298,642,019	1,368,674,200
Total increase (decrease) in net assets	134,061,299	789,655,311		129,025,336	1,645,656,496
Net assets at beginning of year	790,164,266	508,955	(b)	1,645,668,029	11,533 (c)
Net assets at end of year	$924,225,565	$790,164,266		$1,774,693,365	$1,645,668,029
Undistributed (excess of distributions over) net investment income	$40,460,493	$16,779,772		$713,248	$(4,515)

	Variable Portfolio – Eaton Vance Floating-Rate Income Fund				Variable Portfolio – Invesco International Growth Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	16,094,448	160,747,980	79,957,147	762,765,431	26,120,698	287,645,407	142,064,592	1,376,017,043
Distributions reinvested	1,854,718	18,343,159	—	—	4,174,721	48,925,386	852,717	8,798,596
Redemptions	(5,551,594)	(54,548,749)	(548,764)	(5,365,751)	(3,446,221)	(39,507,744)	(1,586,818)	(16,572,081)
Net increase (decrease)	12,397,572	124,542,390	79,408,383	757,399,680	26,849,198	297,063,049	141,330,491	1,368,243,558
Class 2 shares
Subscriptions	795,003	7,864,112	177,110	1,708,475	151,368	1,709,666	39,583	439,539
Distributions reinvested	13,847	135,567	—	—	2,714	31,758	42	469
Redemptions	(156,528)	(1,524,060)	(1,107)	(10,770)	(13,909)	(162,454)	(888)	(9,366)
Net increase	652,322	6,475,619	176,003	1,697,705	140,173	1,578,970	38,737	430,642
Total net increase (decrease)	13,049,894	131,018,009	79,584,386	759,097,385	26,989,371	298,642,019	141,369,228	1,368,674,200

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $525,000 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $20,082, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	170

Statement of Changes in Net Assets (continued)

Year ended December 31,	Variable Portfolio – J.P. Morgan Core Bond Fund			Variable Portfolio – Jennison Mid Cap Growth Fund
	2011	2010(a)		2011	2010(a)
Operations
Net investment income (loss)	$55,263,624	$20,497,805		$2,275,636	$3,647,271
Net realized gain (loss)	6,644,191	13,874,777		37,681,045	(6,878,632)
Net change in unrealized appreciation (depreciation)	72,880,177	7,348,119		(20,645,243)	123,766,696
Net increase (decrease) in net assets resulting from operations	134,787,992	41,720,701		19,311,438	120,535,335
Distributions to shareholders from:
Net investment income
Class 1	(24,561,962)	—		—	—
Class 2	(17,274)	—		—	—
Net realized gains
Class 1	(13,865,238)	—		—	—
Class 2	(11,010)	—		—	—
Total distributions to shareholders	(38,455,484)	—		—	—
Increase (decrease) in net assets from share transactions	202,235,828	1,751,369,337		57,581,250	719,692,690
Total increase (decrease) in net assets	298,568,336	1,793,090,038		76,892,688	840,228,025
Net assets at beginning of year(b)	1,793,101,573	11,535	(b)	840,239,559	11,534	(c)
Net assets at end of year	$2,091,669,909	$1,793,101,573		$917,132,247	$840,239,559
Undistributed (excess of distributions over) net investment income	$51,200,118	$20,497,806		$—	$—

	Variable Portfolio – J.P. Morgan Core Bond Fund				Variable Portfolio – Jennison Mid Cap Growth Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	25,375,849	268,983,854	183,982,410	1,867,395,864	8,112,287	92,544,611	74,852,822	729,396,909
Distributions reinvested	3,663,222	38,427,200	—	—	—	—	—	—
Redemptions	(10,012,504)	(107,022,412)	(11,523,532)	(117,205,791)	(3,016,731)	(35,564,110)	(928,967)	(10,016,813)
Net increase (decrease)	19,026,567	200,388,642	172,458,878	1,750,190,073	5,095,556	56,980,501	73,923,855	719,380,096
Class 2 shares
Subscriptions	209,226	2,238,622	119,257	1,247,219	59,397	690,378	30,658	316,960
Distributions reinvested	2,701	28,284	—	—	—	—	—	—
Redemptions	(39,701)	(419,720)	(6,612)	(67,955)	(7,497)	(89,629)	(453)	(4,366)
Net increase	172,226	1,847,186	112,645	1,179,264	51,900	600,749	30,205	312,594
Total net increase (decrease)	19,198,793	202,235,828	172,571,523	1,751,369,337	5,147,456	57,581,250	73,954,060	719,692,690

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

171	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Variable Portfolio – MFS Value Fund			Variable Portfolio – Marsico Growth Fund
Year ended December 31,	2011	2010(a)		2011	2010(a)
Operations
Net investment income (loss)	$32,049,877	$14,377,365		$10,569,046	$5,466,865
Net realized gain (loss)	38,240,202	12,596,904		47,749,557	(4,183,704)
Net change in unrealized appreciation (depreciation)	(70,247,370)	167,889,233		(95,957,419)	270,493,900
Net increase (decrease) in net assets resulting from operations	42,709	194,863,502		(37,638,816)	271,777,061
Increase (decrease) in net assets from share transactions	206,376,948	1,339,677,397		131,531,584	1,319,073,817
Total increase (decrease) in net assets	206,419,657	1,534,540,899		93,892,768	1,590,850,878
Net assets at beginning of year	1,534,552,434	11,535	(b)	1,590,863,377	12,499	(c)
Net assets at end of year	$1,740,972,091	$1,534,552,434		$1,684,756,145	$1,590,863,377

	Variable Portfolio – MFS Value Fund				Variable Portfolio – Marsico Growth Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	22,380,409	240,670,796	143,791,969	1,351,320,687	14,325,936	171,201,890	133,667,023	1,338,930,107
Redemptions	(3,281,511)	(35,441,108)	(1,228,111)	(11,976,086)	(3,381,892)	(41,351,713)	(1,783,890)	(20,145,653)
Net increase (decrease)	19,098,898	205,229,688	142,563,858	1,339,344,601	10,944,044	129,850,177	131,883,133	1,318,784,454
Class 2 shares
Subscriptions	120,340	1,314,567	34,631	344,460	154,127	1,878,580	27,774	304,744
Redemptions	(16,189)	(167,307)	(1,192)	(11,664)	(17,631)	(197,173)	(1,418)	(15,381)
Net increase	104,151	1,147,260	33,439	332,796	136,496	1,681,407	26,356	289,363
Total net increase (decrease)	19,203,049	206,376,948	142,597,297	1,339,677,397	11,080,540	131,531,584	131,909,489	1,319,073,817

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $12,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	172

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Mondrian International Small Cap Fund		Variable Portfolio – Morgan Stanley Global Real Estate Fund
Year ended December 31,	2011	2010(a)	2011	2010(a)
Operations
Net investment income (loss)	$7,702,197	$2,753,143	$8,156,317	$5,087,796
Net realized gain (loss)	18,442,089	6,787,484	7,618,623	5,194,935
Net change in unrealized appreciation (depreciation)	(52,465,466)	60,676,830	(52,943,648)	57,896,146
Net increase (decrease) in net assets resulting from operations	(26,321,180)	70,217,457	(37,168,708)	68,178,877
Distributions to shareholders from:
Net investment income
Class 1	(9,823,167)	(2,500,263)	(15,843,764)	—
Class 2	(178)	(42)	(94,286)	—
Net realized gains
Class 1	(6,585,064)	—	(4,964,313)	—
Class 2	(136)	—	(30,296)	—
Total distributions to shareholders	(16,408,545)	(2,500,305)	(20,932,659)	—
Increase (decrease) in net assets from share transactions	59,223,122	234,166,481	92,023,041	302,055,625
Total increase (decrease) in net assets	16,493,397	301,883,633	33,921,674	370,234,502
Net assets at beginning of year	301,895,166	11,533 (b)	370,246,036	11,534	(c)
Net assets at end of year	$318,388,563	$301,895,166	$404,167,710	$370,246,036
Undistributed (excess of distributions over) net investment income	$(1,374,588)	$460,389	$(1,794,597)	$4,981,955

	Variable Portfolio – Mondrian International Small Cap Fund				Variable Portfolio – Morgan Stanley Global Real Estate Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	6,390,419	73,990,202	24,624,020	238,381,644	8,976,326	96,459,379	32,186,125	308,858,524
Distributions reinvested	1,352,187	16,408,231	214,735	2,500,263	1,787,636	20,808,077	—	—
Redemptions	(2,477,661)	(31,175,625)	(601,564)	(6,715,468)	(2,448,836)	(27,720,553)	(711,594)	(7,642,367)
Net increase (decrease)	5,264,945	59,222,808	24,237,191	234,166,439	8,315,126	89,546,903	31,474,531	301,216,157
Class 2 shares
Subscriptions	—	—	—	—	231,795	2,635,928	75,185	845,418
Distributions reinvested	25	314	4	42	10,731	124,582	—	—
Redemptions	—	—	—	—	(26,109)	(284,372)	(547)	(5,950)
Net increase	25	314	4	42	216,417	2,476,138	74,638	839,468
Total net increase (decrease)	5,264,970	59,223,122	24,237,195	234,166,481	8,531,543	92,023,041	31,549,169	302,055,625

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

173	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Variable Portfolio – NFJ Dividend Value Fund			Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
Year ended December 31,	2011	2010(a)		2011	2010(a)
Operations
Net investment income (loss)	$52,091,176	$30,222,838		$1,446,694	$1,141,953
Net realized gain (loss)	88,934,147	35,360,662		39,554,468	44,870,065
Net change in unrealized appreciation (depreciation)	(82,652,266)	170,816,725		(52,991,155)	144,968,676
Net increase (decrease) in net assets resulting from operations	58,373,057	236,400,225		(11,989,993)	190,980,694
Increase (decrease) in net assets from share transactions	152,999,387	1,308,316,041		493,394,664	1,002,005,050
Total increase (decrease) in net assets	211,372,444	1,544,716,266		481,404,671	1,192,985,744
Net assets at beginning of year	1,544,727,801	11,535	(b)	1,192,997,279	11,535	(b)
Net assets at end of year	$1,756,100,245	$1,544,727,801		$1,674,401,950	$1,192,997,279

	Variable Portfolio – NFJ Dividend Value Fund				Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	15,845,753	181,412,343	138,511,675	1,321,266,919	44,601,412	520,487,103	105,880,806	1,017,520,952
Redemptions	(2,587,002)	(29,783,632)	(1,307,580)	(13,114,614)	(2,362,995)	(27,657,136)	(1,446,726)	(15,548,868)
Net increase (decrease)	13,258,751	151,628,711	137,204,095	1,308,152,305	42,238,417	492,829,967	104,434,080	1,001,972,084
Class 2 shares
Subscriptions	130,758	1,486,229	19,811	205,387	54,949	637,353	3,373	35,146
Redemptions	(10,258)	(115,553)	(3,996)	(41,651)	(6,132)	(72,656)	(196)	(2,180)
Net increase	120,500	1,370,676	15,815	163,736	48,817	564,697	3,177	32,966
Total net increase (decrease)	13,379,251	152,999,387	137,219,910	1,308,316,041	42,287,234	493,394,664	104,437,257	1,002,005,050

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	174

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Partners Small Cap Growth Fund			Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
Year ended December 31,	2011	2010(a)		2011	2010(a)
Operations
Net investment income (loss)	$(1,444,854)	$(563,456)		$24,228,198	$7,645,518
Net realized gain (loss)	36,813,161	3,998,478		21,350,748	17,429,097
Net change in unrealized appreciation (depreciation)	(32,789,547)	92,512,591		18,844,779	(1,502,633)
Net increase (decrease) in net assets resulting from operations	2,578,760	95,947,613		64,423,725	23,571,982
Distributions to shareholders from:
Net investment income
Class 1	—	—		(9,730,376)	—
Class 2	—	—		(6,010)	—
Net realized gains
Class 1	—	—		(25,959,406)	—
Class 2	—	—		(18,977)	—
Total distributions to shareholders	—	—		(35,714,769)	—
Increase (decrease) in net assets from share transactions	20,255,838	387,802,684		126,200,497	1,064,634,356
Total increase (decrease) in net assets	22,834,598	483,750,297		154,909,453	1,088,206,338
Net assets at beginning of year	483,761,830	11,533	(b)	1,088,217,873	11,535	(c)
Net assets at end of year	$506,596,428	$483,761,830		$1,243,127,326	$1,088,217,873
Undistributed (excess of distributions over) net investment income	$—	$—		$24,168,551	$9,676,739

	Variable Portfolio – Partners Small Cap Growth Fund				Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	5,707,456	65,144,483	42,151,805	399,499,582	15,623,314	163,050,392	105,209,468	1,067,634,080
Distributions reinvested	—	—	—	—	3,454,964	35,689,782	—	—
Redemptions	(3,691,307)	(45,397,144)	(1,056,099)	(11,809,069)	(7,001,375)	(73,549,233)	(336,573)	(3,473,048)
Net increase (decrease)	2,016,149	19,747,339	41,095,706	387,690,513	12,076,903	125,190,941	104,872,895	1,064,161,032
Class 2 shares
Subscriptions	52,959	629,579	11,131	116,688	102,762	1,077,316	46,025	477,334
Distributions reinvested	—	—	—	—	2,424	24,987	—	—
Redemptions	(10,147)	(121,080)	(458)	(4,517)	(8,823)	(92,747)	(386)	(4,010)
Net increase	42,812	508,499	10,673	112,171	96,363	1,009,556	45,639	473,324
Total net increase (decrease)	2,058,961	20,255,838	41,106,379	387,802,684	12,173,266	126,200,497	104,918,534	1,064,634,356

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $5, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

175	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

	Variable Portfolio – Pyramis International Equity Fund		Variable Portfolio – Wells Fargo Short Duration Government Fund
Year ended December 31,	2011	2010(a)	2011	2010(a)
Operations
Net investment income (loss)	$23,430,360	$4,527,838	$22,927,729	$14,674,209
Net realized gain (loss)	13,129,883	26,108,055	15,606,213	3,944,902
Net change in unrealized appreciation (depreciation)	(174,227,582)	158,952,230	1,989,066	2,275,027
Net increase (decrease) in net assets resulting from operations	(137,667,339)	189,588,123	40,523,008	20,894,138
Distributions to shareholders from:
Net investment income
Class 1	(24,741,661)	(3,701,326)	(14,675,044)	—
Class 2	(7,931)	(162)	(5,216)	—
Net realized gains
Class 1	(26,655,107)	—	(4,810,794)	—
Class 2	(8,789)	—	(2,031)	—
Total distributions to shareholders	(51,413,488)	(3,701,488)	(19,493,085)	—
Increase (decrease) in net assets from share transactions	262,265,385	833,498,332	184,382,975	1,554,062,206
Total increase (decrease) in net assets	73,184,558	1,019,384,967	205,412,898	1,574,956,344
Net assets at beginning of year	1,019,396,500	11,533 (b)	1,574,983,936	27,592	(c)
Net assets at end of year	$1,092,581,058	$1,019,396,500	$1,780,396,834	$1,574,983,936
Undistributed (excess of distributions over) net investment income	$(397,059)	$1,046,530	$22,921,680	$14,674,211

	Variable Portfolio – Pyramis International Equity Fund				Variable Portfolio – Wells Fargo Short Duration Government Fund
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	24,698,217	256,385,252	93,037,813	880,031,435	25,096,050	257,154,115	154,988,922	1,559,124,467
Distributions reinvested	4,548,330	51,396,768	336,829	3,701,326	1,908,505	19,485,838	—	—
Redemptions	(4,187,558)	(46,108,606)	(5,280,853)	(50,314,314)	(9,041,837)	(92,785,890)	(544,833)	(5,525,466)
Net increase (decrease)	25,058,989	261,673,414	88,093,789	833,418,447	17,962,718	183,854,063	154,444,089	1,553,599,001
Class 2 shares
Subscriptions	57,737	626,837	7,263	82,429	73,122	749,384	47,442	481,668
Distributions reinvested	1,495	16,720	14	162	711	7,247	—	—
Redemptions	(4,896)	(51,586)	(240)	(2,706)	(22,283)	(227,719)	(1,813)	(18,463)
Net increase	54,336	591,971	7,037	79,885	51,550	528,912	45,629	463,205
Total net increase (decrease)	25,113,325	262,265,385	88,100,826	833,498,332	18,014,268	184,382,975	154,489,718	1,554,062,206

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $23,500 was contributed on April 20, 2010. The Fund had an increase in net assets resulting from operations of $55, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	176

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Columbia Variable Portfolio – Limited Duration Credit Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.27	$10.00
Income from investment operations:
Net investment income	0.29	0.18
Net realized and unrealized gain (loss)	(0.05)	0.09
Total from investment operations	0.24	0.27
Less distributions to shareholders from:
Net investment income	(0.13)	—
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.16)	—
Net asset value, end of period	$10.35	$10.27
Total return	2.38%	2.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.59%	0.61%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.54%	0.54%	(c)
Net investment income	2.85%	2.75%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,681,324	$2,370,410
Portfolio turnover	94%	16%	(e)

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.25	$10.00
Income from investment operations:
Net investment income	0.27	0.17
Net realized and unrealized gain (loss)	(0.05)	0.08
Total from investment operations	0.22	0.25
Less distributions to shareholders from:
Net investment income	(0.13)	—
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.16)	—
Net asset value, end of period	$10.31	$10.25
Total return	2.09%	2.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84%	0.86	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.79%	0.79	%(c)
Net investment income	2.59%	2.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,178	$1,250
Portfolio turnover	94%	16	%(e)

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

177	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.47	$10.15
Income from investment operations:
Net investment income	0.29	0.16
Net realized and unrealized gain	0.48	0.16
Total from investment operations	0.77	0.32
Less distributions to shareholders from:
Net investment income	(0.11)	—
Net realized gains	(0.05)	—
Total distributions to shareholders	(0.16)	—
Net asset value, end of period	$11.08	$10.47
Total return	7.41%	3.15%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.59%	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.57%	0.55%	(c)
Net investment income	2.69%	2.32%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,328,963	$1,997,905
Portfolio turnover	85%	66%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.46	$10.15
Income from investment operations:
Net investment income	0.26	0.15
Net realized and unrealized gain	0.48	0.16
Total from investment operations	0.74	0.31
Less distributions to shareholders from:
Net investment income	(0.10)	—
Net realized gains	(0.05)	—
Total distributions to shareholders	(0.15)	—
Net asset value, end of period	$11.05	$10.46
Total return	7.10%	3.05%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84%	0.85%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.83%	0.80%	(c)
Net investment income	2.45%	2.22%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,415	$817
Portfolio turnover	85%	66%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	178

Financial Highlights (continued)

Variable Portfolio – American Century Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.33	$10.00
Income from investment operations:
Net investment income	0.09	0.06
Net realized and unrealized gain (loss)	(0.16)	1.27
Total from investment operations	(0.07)	1.33
Net asset value, end of period	$11.26	$11.33
Total return	(0.62% )	13.30%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75%	0.78%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.70%	0.70%	(c)
Net investment income	0.82%	1.00%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,702,237	$1,781,141
Portfolio turnover	96%	56%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.31	$10.00
Income from investment operations:
Net investment income	0.07	0.09
Net realized and unrealized gain (loss)	(0.17)	1.22
Total from investment operations	(0.10)	1.31
Net asset value, end of period	$11.21	$11.31
Total return	(0.88% )	13.10%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.00%	1.03%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	0.95%	(c)
Net investment income	0.58%	1.24%	(c)
Supplemental data
Net assets, end of period (in thousands)	$498	$197
Portfolio turnover	96%	56%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

179	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$12.31		$10.00
Income from investment operations:
Net investment income	0.14		0.04
Net realized and unrealized gain (loss)	(1.74)		2.32
Increase from payments by affiliate	0.00	(b)	0.01
Total from investment operations	(1.60)		2.37
Less distributions to shareholders from:
Net investment income	(0.33)		(0.06)
Net realized gains	(0.16)		—
Total distributions to shareholders	(0.49)		(0.06)
Net asset value, end of period	$10.22		$12.31
Total return	(13.57%	)(c)	23.75%	(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.13%		1.33%	(f)
Net expenses after fees waived or expenses reimbursed(g)	1.06%		1.15%	(f)
Net investment income	1.21%		0.63%	(f)
Supplemental data
Net assets, end of period (in thousands)	$517,956		$503,442
Portfolio turnover	32%		20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, total return would have been the same as the total return presented in the table above.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$12.31		$10.00
Income from investment operations:
Net investment income	0.11		0.00	(b)
Net realized and unrealized gain (loss)	(1.74)		2.35
Increase from payments by affiliate	0.00	(b)	0.01
Total from investment operations	(1.63)		2.36
Less distributions to shareholders from:
Net investment income	(0.30)		(0.05)
Net realized gains	(0.16)		—
Total distributions to shareholders	(0.46)		(0.05)
Net asset value, end of period	$10.22		$12.31
Total return	(13.77%	)(c)	23.63%	(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.39%		1.48%	(f)
Net expenses after fees waived or expenses reimbursed(g)	1.29%		1.40%	(f)
Net investment income	0.95%		0.05%	(f)
Supplemental data
Net assets, end of period (in thousands)	$3,625		$1,306
Portfolio turnover	32%		20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, total return would have been the same as the total return presented in the table above.

(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	180

Financial Highlights (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.87	$10.00
Income from investment operations:
Net investment loss	(0.04)	(0.01)
Net realized and unrealized gain (loss)	(0.53)	1.88
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(0.57)	1.87
Net asset value, end of period	$11.30	$11.87
Total return	(4.80% )	18.70%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.00%	1.06%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.97%	0.97%	(e)
Net investment loss	(0.35% )	(0.09%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$666,865	$656,773
Portfolio turnover	18%	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the Year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.85	$10.00
Income from investment operations:
Net investment income (loss)	(0.06)	0.00	(b)
Net realized and unrealized gain (loss)	(0.54)	1.85
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(0.60)	1.85
Net asset value, end of period	$11.25	$11.85
Total return	(5.06% )	18.50%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.25%	1.31%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.22%	1.22%	(e)
Net investment income (loss)	(0.55% )	0.02%	(e)
Supplemental data
Net assets, end of period (in thousands)	$2,710	$779
Portfolio turnover	18%	17%
Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the Year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

181	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – DFA International Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.25	$10.00
Income from investment operations:
Net investment income	0.23	0.07
Net realized and unrealized gain (loss)	(2.31)	1.27
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(2.08)	1.34
Less distributions to shareholders from:
Net investment income	(0.23)	(0.09)
Net realized gains	(0.30)	—
Tax return of capital	(0.01)	—
Total distributions to shareholders	(0.54)	(0.09)
Net asset value, end of period	$8.63	$11.25
Total return	(19.37% )	13.53%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.00%	1.04%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.93%	0.92%	(e)
Net investment income	2.29%	1.04%	(e)
Supplemental data
Net assets, end of period (in thousands)	$1,293,915	$1,254,171
Portfolio turnover	104%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.24	$10.00
Income from investment operations:
Net investment income	0.19	0.02
Net realized and unrealized gain (loss)	(2.29)	1.30
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(2.10)	1.32
Less distributions to shareholders from:
Net investment income	(0.21)	(0.08)
Net realized gains	(0.30)	—
Tax return of capital	(0.01)	—
Total distributions to shareholders	(0.52)	(0.08)
Net asset value, end of period	$8.62	$11.24
Total return	(19.55% )	13.30%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.25%	1.29%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.18%	1.17%	(e)
Net investment income	1.89%	0.28%	(e)
Supplemental data
Net assets, end of period (in thousands)	$1,702	$583
Portfolio turnover	104%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	182

Financial Highlights (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$9.92	$9.62
Income from investment operations:
Net investment income	0.46	0.24
Net realized and unrealized gain (loss)	(0.20)	0.06
Total from investment operations	0.26	0.30
Less distributions to shareholders from:
Net investment income	(0.19)	—
Net realized gains	(0.02)	—
Total distributions to shareholders	(0.21)	—
Net asset value, end of period	$9.97	$9.92
Total return	2.60%	3.12%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.79%	0.83%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.68%	0.58%	(c)
Net investment income	4.61%	3.89%	(c)
Supplemental data
Net assets, end of period (in thousands)	$916,052	$788,430
Portfolio turnover	46%	19%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$9.83	$9.62
Income from investment operations:
Net investment income	0.43	0.25
Net realized and unrealized loss	(0.20)	(0.04)
Total from investment operations	0.23	0.21
Less distributions to shareholders from:
Net investment income	(0.18)	—
Net realized gains	(0.02)	—
Total distributions to shareholders	(0.20)	—
Net asset value, end of period	$9.86	$9.83
Total return	2.33%	2.18%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04%	1.08%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	0.83%	(c)
Net investment income	4.39%	3.97%	(c)
Supplemental data
Net assets, end of period (in thousands)	$8,173	$1,735
Portfolio turnover	46%	19%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

183	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Invesco International Growth Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.64		$10.00
Income from investment operations:
Net investment income	0.21		0.06
Net realized and unrealized gain (loss)	(0.98)		1.63
Increase from payments by affiliate	0.00	(b)	0.01
Total from investment operations	(0.77)		1.70
Less distributions to shareholders from:
Net investment income	(0.21)		(0.06)
Net realized gains	(0.12)		—
Total distributions to shareholders	(0.33)		(0.06)
Net asset value, end of period	$10.54		$11.64
Total return	(6.92%	)(c)	17.11%	(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.00%		1.02%	(f)
Net expenses after fees waived or expenses reimbursed(g)	0.95%		0.96%	(f)
Net investment income	1.86%		0.87%	(f)
Supplemental data
Net assets, end of period (in thousands)	$1,772,805		$1,645,212
Portfolio turnover	24%		17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)	During the Year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.63		$10.00
Income from investment operations:
Net investment income	0.13		0.02
Net realized and unrealized gain (loss)	(0.93)		1.65
Increase from payments by affiliate	0.00	(b)	0.01
Total from investment operations	(0.80)		1.68
Less distributions to shareholders from:
Net investment income	(0.18)		(0.05)
Net realized gains	(0.12)		—
Total distributions to shareholders	(0.30)		(0.05)
Net asset value, end of period	$10.53		$11.63
Total return	(7.12%	)(c)	16.89%	(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.25%		1.29%	(f)
Net expenses after fees waived or expenses reimbursed(g)	1.20%		1.21%	(f)
Net investment income	1.22%		0.30%	(f)
Supplemental data
Net assets, end of period (in thousands)	$1,889		$456
Portfolio turnover	24%		17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)	During the Year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	184

Financial Highlights (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

	Year ended Dec. 31,
	2011	2010 (a)
Class 1
Per share data
Net asset value, beginning of period	$10.39	$10.00
Income from investment operations:
Net investment income	0.30	0.14
Net realized and unrealized gain	0.43	0.25
Total from investment operations	0.73	0.39
Less distributions to shareholders from:
Net investment income	(0.13)	—
Net realized gains	(0.08)	—
Total distributions to shareholders	(0.21)	—
Net asset value, end of period	$10.91	$10.39
Total return	7.09%	3.90%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.60%	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.58%	0.55%	(c)
Net investment income	2.83%	2.12%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,088,567	$1,791,928
Portfolio turnover	21%	78%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010 (a)
Class 2
Per share data
Net asset value, beginning of period	$10.37	$10.00
Income from investment operations:
Net investment income	0.27	0.15
Net realized and unrealized gain	0.43	0.22
Total from investment operations	0.70	0.37
Less distributions to shareholders from:
Net investment income	(0.12)	—
Net realized gains	(0.08)	—
Total distributions to shareholders	(0.20)	—
Net asset value, end of period	$10.87	$10.37
Total return	6.76%	3.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84%	0.87%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.83%	0.80%	(c)
Net investment income	2.59%	2.26%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,103	$1,173
Portfolio turnover	21%	78%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

185	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Jennison Mid Cap Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.36	$10.00
Income from investment operations:
Net investment income	0.03	0.05
Net realized and unrealized gain	0.20	1.31
Total from investment operations	0.23	1.36
Net asset value, end of period	$11.59	$11.36
Total return	2.02%	13.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.91%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.83%	0.82%	(c)
Net investment income	0.25%	0.81%	(c)
Supplemental data
Net assets, end of period (in thousands)	$916,179	$839,892
Portfolio turnover	44%	25%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.33		$10.00
Income from investment operations:
Net investment income	0.00	(b)	0.08
Net realized and unrealized gain	0.21		1.25
Total from investment operations	0.21		1.33
Net asset value, end of period	$11.54		$11.33
Total return	1.85%		13.30%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.13%		1.16%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.08%		1.07%	(d)
Net investment income	0.03%		1.20%	(d)
Supplemental data
Net assets, end of period (in thousands)	$953		$348
Portfolio turnover	44%		25%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	186

Financial Highlights (continued)

Variable Portfolio – MFS Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.76	$10.00
Income from investment operations:
Net investment income	0.21	0.10
Net realized and unrealized gain (loss)	(0.21)	0.66
Total from investment operations	—	0.76
Net asset value, end of period	$10.76	$10.76
Total return	0.00%	7.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76%	0.78%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.69%	0.64%	(c)
Net investment income	1.95%	1.79%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,739,492	$1,534,188
Portfolio turnover	15%	13%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.75	$10.00
Income from investment operations:
Net investment income	0.19	0.11
Net realized and unrealized gain (loss)	(0.22)	0.64
Total from investment operations	(0.03)	0.75
Net asset value, end of period	$10.72	$10.75
Total return	(0.28% )	7.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.04%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	0.89%	(c)
Net investment income	1.80%	1.67%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,480	$365
Portfolio turnover	15%	13%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

187	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Marsico Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$12.06	$10.00
Income from investment operations:
Net investment income	0.08	0.04
Net realized and unrealized gain (loss)	(0.36)	2.02
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(0.28)	2.06
Net asset value, end of period	$11.78	$12.06
Total return	(2.32% )	20.60%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.76%	0.78%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.71%	0.70%	(e)
Net investment income	0.64%	0.64%	(e)
Supplemental data
Net assets, end of period (in thousands)	$1,682,839	$1,590,540
Portfolio turnover	71%	44%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$12.04	$10.00
Income from investment operations:
Net investment income	0.06	0.04
Net realized and unrealized gain (loss)	(0.37)	2.00
Increase from payments by affiliate	—	0.00	(b)
Total from investment operations	(0.31)	2.04
Net asset value, end of period	$11.73	$12.04
Total return	(2.58% )	20.40%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.03%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.97%	0.95%	(e)
Net investment income	0.49%	0.51%	(e)
Supplemental data
Net assets, end of period (in thousands)	$1,917	$323
Portfolio turnover	71%	44%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	188

Financial Highlights (continued)

Variable Portfolio – Mondrian International Small Cap Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$12.46	$10.00
Income from investment operations:
Net investment income	0.30	0.12
Net realized and unrealized gain (loss)	(1.33)	2.44
Total from investment operations	(1.03)	2.56
Less distributions to shareholders from:
Net investment income	(0.37)	(0.10)
Net realized gains	(0.27)	—
Total distributions to shareholders	(0.64)	(0.10)
Net asset value, end of period	$10.79	$12.46
Total return	(8.75% )	25.71%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.11%	1.20%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.11%	1.20%	(c)
Net investment income	2.49%	1.69%	(c)
Supplemental data
Net assets, end of period (in thousands)	$318,383	$301,889
Portfolio turnover	21%	15%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$12.44	$10.00
Income from investment operations:
Net investment income	0.27	0.11
Net realized and unrealized gain (loss)	(1.31)	2.41
Total from investment operations	(1.04)	2.52
Less distributions to shareholders from:
Net investment income	(0.34)	(0.08)
Net realized gains	(0.27)	—
Total distributions to shareholders	(0.61)	(0.08)
Net asset value, end of period	$10.79	$12.44
Total return	(8.83% )	25.29%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.36%	1.43%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.36%	1.43%	(c)
Net investment income	2.24%	1.53%	(c)
Supplemental data
Net assets, end of period (in thousands)	$6	$6
Portfolio turnover	21%	15%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

189	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Morgan Stanley Global Real Estate Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.74	$10.00
Income from investment operations:
Net investment income	0.23	0.17
Net realized and unrealized gain (loss)	(1.26)	1.56
Increase from payments by affiliate	—	0.01
Total from investment operations	(1.03)	1.74
Less distributions to shareholders from:
Net investment income	(0.48)	—
Net realized gains	(0.15)	—
Total distributions to shareholders	(0.63)	—
Net asset value, end of period	$10.08	$11.74
Total return	(9.51% )	17.40%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.11%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.88%	0.86%	(d)
Net investment income	2.09%	2.48%	(d)
Supplemental data
Net assets, end of period (in thousands)	$401,238	$369,366
Portfolio turnover	18%	14%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.71	$10.00
Income from investment operations:
Net investment income	0.21	0.16
Net realized and unrealized gain (loss)	(1.25)	1.54
Increase from payments by affiliate	—	0.01
Total from investment operations	(1.04)	1.71
Less distributions to shareholders from:
Net investment income	(0.47)	—
Net realized gains	(0.15)	—
Total distributions to shareholders	(0.62)	—
Net asset value, end of period	$10.05	$11.71
Total return	(9.62% )	17.10%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.27%	1.35%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.13%	1.11%	(d)
Net investment income	1.95%	2.16%	(d)
Supplemental data
Net assets, end of period (in thousands)	$2,929	$880
Portfolio turnover	18%	14%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	190

Financial Highlights (continued)

Variable Portfolio – NFJ Dividend Value Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.26	$10.00
Income from investment operations:
Net investment income	0.36	0.25
Net realized and unrealized gain	0.04	1.01
Total from investment operations	0.40	1.26
Net asset value, end of period	$11.66	$11.26
Total return	3.55%	12.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76%	0.78%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.72%	0.64%	(c)
Net investment income	3.15%	3.73%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,754,511	$1,544,544
Portfolio turnover	32%	24%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.24	$10.00
Income from investment operations:
Net investment income	0.34	0.25
Net realized and unrealized gain	0.03	0.99
Total from investment operations	0.37	1.24
Net asset value, end of period	$11.61	$11.24
Total return	3.29%	12.40%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.03%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.99%	0.89%	(c)
Net investment income	3.00%	3.69%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,589	$183
Portfolio turnover	32%	24%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

191	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.42	$10.00
Income from investment operations:
Net investment income	0.01	0.01
Net realized and unrealized gain (loss)	(0.02)	1.41
Total from investment operations	(0.01)	1.42
Net asset value, end of period	$11.41	$11.42
Total return	(0.09% )	14.20%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75%	0.80%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.73%	0.70%	(c)
Net investment income	0.09%	0.18%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,673,806	$1,192,955
Portfolio turnover	47%	109%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.40	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.03)	1.41
Total from investment operations	(0.04)	1.40
Net asset value, end of period	$11.36	$11.40
Total return	(0.35% )	14.00%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.04%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.99%	0.95%	(c)
Net investment loss	(0.06% )	(0.12%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$596	$42
Portfolio turnover	47%	109%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	192

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Growth Fund

	Year ended Dec. 31,
	2011		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.77		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.02)
Net realized and unrealized gain	(0.00	)(b)(c)	1.79
Total from investment operations	(0.03)		1.77
Net asset value, end of period	$11.74		$11.77
Total return	(0.25%	)	17.70%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.03%		1.08%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.03%		1.07%	(e)
Net investment loss	(0.29%	)	(0.24%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$505,966		$483,631
Portfolio turnover	67%		43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.75		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.03)
Net realized and unrealized gain (loss)	(0.02	)(b)	1.78
Total from investment operations	(0.07)		1.75
Net asset value, end of period	$11.68		$11.75
Total return	(0.60%	)	17.50%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.28%		1.34%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.28%		1.32%	(d)
Net investment loss	(0.47%	)	(0.40%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$631		$131
Portfolio turnover	67%		43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

193	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.37	$10.00
Income from investment operations:
Net investment income	0.21	0.08
Net realized and unrealized gain	0.35	0.29
Total from investment operations	0.56	0.37
Less distributions to shareholders from:
Net investment income	(0.08)	—
Net realized gains	(0.23)	—
Total distributions to shareholders	(0.31)	—
Net asset value, end of period	$10.62	$10.37
Total return	5.53%	3.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.63%	0.68%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.56%	0.55%	(c)
Net investment income	2.04%	1.28%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,241,618	$1,087,790
Portfolio turnover	1,618%	1,403%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.36	$10.00
Income from investment operations:
Net investment income	0.19	0.08
Net realized and unrealized gain	0.34	0.28
Total from investment operations	0.53	0.36
Less distributions to shareholders from:
Net investment income	(0.07)	—
Net realized gains	(0.23)	—
Total distributions to shareholders	(0.30)	—
Net asset value, end of period	$10.59	$10.36
Total return	5.20%	3.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.95%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.81%	0.80%	(c)
Net investment income	1.79%	1.25%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,509	$478
Portfolio turnover	1,618%	1,403%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	194

Financial Highlights (continued)

Variable Portfolio – Pyramis® International Equity Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$11.57	$10.00
Income from investment operations:
Net investment income	0.24	0.05
Net realized and unrealized gain (loss)	(1.62)	1.56
Total from investment operations	(1.38)	1.61
Less distributions to shareholders from:
Net investment income	(0.26)	(0.04)
Net realized gains	(0.28)	—
Total distributions to shareholders	(0.54)	(0.04)
Net asset value, end of period	$9.65	$11.57
Total return	(12.59% )	16.14%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01%	1.06%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	0.96%	(c)
Net investment income	2.19%	0.81%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,091,985	$1,019,309
Portfolio turnover	63%	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.56	$10.00
Income from investment operations:
Net investment income	0.19	0.02
Net realized and unrealized gain (loss)	(1.60)	1.57
Total from investment operations	(1.41)	1.59
Less distributions to shareholders from:
Net investment income	(0.24)	(0.03)
Net realized gains	(0.28)	—
Total distributions to shareholders	(0.52)	(0.03)
Net asset value, end of period	$9.63	$11.56
Total return	(12.87% )	15.92%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.26%	1.30%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.20%	1.21%	(c)
Net investment income	1.85%	0.22%	(c)
Supplemental data
Net assets, end of period (in thousands)	$596	$87
Portfolio turnover	63%	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

195	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Wells Fargo Short Duration Government Fund

	Year ended Dec. 31,
	2011	2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.19	$10.02
Income from investment operations:
Net investment income	0.14	0.11
Net realized and unrealized gain	0.10	0.06
Total from investment operations	0.24	0.17
Less distributions to shareholders from:
Net investment income	(0.08)	—
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.11)	—
Net asset value, end of period	$10.32	$10.19
Total return	2.41%	1.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.60%	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.57%	0.55%	(c)
Net investment income	1.34%	1.70%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,779,392	$1,574,515
Portfolio turnover	529%	360%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.17	$10.02
Income from investment operations:
Net investment income	0.11	0.10
Net realized and unrealized gain	0.11	0.05
Total from investment operations	0.22	0.15
Less distributions to shareholders from:
Net investment income	(0.07)	—
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.10)	—
Net asset value, end of period	$10.29	$10.17
Total return	2.18%	1.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85%	0.86%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.82%	0.80%	(c)
Net investment income	1.10%	1.57%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,005	$469
Portfolio turnover	529%	360%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	196

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Variable Portfolio – Limited Duration Credit Fund (formerly known as RiverSource Variable Portfolio – Limited Duration Bond Fund); Variable Portfolio – American Century Diversified Bond Fund; Variable Portfolio – American Century Growth Fund; Variable Portfolio – Columbia Wanger International Equities Fund; Variable Portfolio – Columbia Wanger U.S. Equities Fund; Variable Portfolio – DFA International Value Fund (formerly known as Variable Portfolio – AllianceBerstein International Value Fund); Variable Portfolio – Eaton Vance Floating-Rate Income Fund; Variable Portfolio – Invesco International Growth Fund; Variable Portfolio – J.P. Morgan Core Bond Fund; Variable Portfolio – Jennison Mid Cap Growth Fund; Variable Portfolio – MFS Value Fund; Variable Portfolio – Marsico Growth Fund; Variable Portfolio – Mondrian International Small Cap Fund; Variable Portfolio – Morgan Stanley Global Real Estate Fund; Variable Portfolio – NFJ Dividend Value Fund; Variable Portfolio – Nuveen Winslow Large Cap Growth Fund; Variable Portfolio – Partners Small Cap Growth Fund; Variable Portfolio – PIMCO Mortgage-Backed Securities Fund; Variable Portfolio – Pyramis International Equity Fund; and Variable Portfolio – Wells Fargo Short Duration Government Fund. Reference to shares and shareholders within these financial statements refer to both shares and partners’ interests as well as shareholders and partners, respectively.

Each Fund, other than Variable Portfolio – Morgan Stanley Global Real Estate Fund, currently operates as a diversified fund. Variable Portfolio – Morgan Stanley Global Real Estate Fund is a non-diversified fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a qualified plan or buying a contract and making allocations to one or more Funds. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. For certain funds, other expenses on the Statement of Operations include adjustments as a result of a change in estimated expenses for the year ended December 31, 2011.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

197	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Asset and Mortgaged backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	198

Notes to Financial Statements (continued)

certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward foreign currency exchange contracts	Funds
The Fund’s custodian entered into forward foreign currency exchange contracts on the Fund’s behalf in order to facilitate the settlement of purchases and sales of securities.	Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund and Variable Portfolio – Pyramis International Equity Fund
To hedge the currency exposure associated with some or all of the Fund’s securities.	Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Mondrian International Small Cap Fund and Variable Portfolio – Morgan Stanley Global Real Estate Fund
To shift foreign currency exposure back to U.S. dollars.	Variable Portfolio – DFA International Value Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund and Variable Portfolio – Morgan Stanley Global Real Estate Fund
To shift investment exposure from one currency to another.	Variable Portfolio – DFA International Value Fund and Variable Portfolio – Morgan Stanley Global Real Estate Fund
To shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.	Variable Portfolio – Morgan Stanley Global Real Estate Fund

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

199	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures contracts	Funds
To produce incremental earnings.	Variable Portfolio – DFA International Value Fund and Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark.	Columbia Variable Portfolio – Limited Duration Credit Fund and Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
To manage exposure to movements in interest rates.	Columbia Variable Portfolio – Limited Duration Credit Fund and Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
To manage exposure to the securities market.	Variable Portfolio – DFA International Value Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.	Variable Portfolio – DFA International Value Fund and Variable Portfolio – Pyramis International Equity Fund

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio – Limited Duration Credit Fund

Fair Values of Derivative Instruments at December 31, 2011

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	$4,792,226*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$(58,403,301)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$(18,222,543)

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	200

Notes to Financial Statements (continued)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Futures Contracts	40,904

Variable Portfolio – American Century Diversified Bond Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives		Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$5,405,757	Unrealized depreciation on forward foreign currency exchange contracts	$2,279,324

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$141,665

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$1,544,603

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	37

Variable Portfolio – American Century Growth Fund

Fair Values of Derivative Instruments at December 31, 2011

At December 31, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(479,302)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$97,011

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	35

201	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Columbia Wanqer International Equities Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives		Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$465	Unrealized depreciation on forward foreign currency exchange contracts	$1,513

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$118,674

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$2,691

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	5,146

Variable Portfolio – DFA International Value Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$432

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Equity contracts	$—	$(2,311,457)	$(2,311,457)
Foreign exchange contracts	(4,263,417)	—	$(4,263,417)
Total	$(4,263,417)	$(2,311,457)	$(6,574,874)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Equity contracts	$—	$277,409	$277,409
Foreign exchange contracts	(2,002,887)	—	$(2,002,887)
Total	$(2,002,887)	$277,409	$(1,725,478)

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	202

Notes to Financial Statements (continued)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	832
Futures Contracts	1,008

Variable Portfolio – Invesco International Growth Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives		Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$44,684	Unrealized depreciation on forward foreign currency exchange contracts	$5,097

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$853,102

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$39,587

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	592

Variable Portfolio – MFS Value Fund

Fair Values of Derivative Instruments at December 31, 2011

At December 31, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$173,603

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

203	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	33

Variable Portfolio – Marsico Growth Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$18,272

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(968)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$18,272

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	21

Variable Portfolio – Mondrian International Small Cap Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset derivatives		Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement derivatives and Liabilities Location	Fair Value
Foreign exchange Contracts	Unrealized appreciation on forward foreign currency Exchange contracts	$194,951	Unrealized depreciation on forward foreign currency exchange contracts	$30,389

Effect of derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(38,031)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$160,994

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	204

Notes to Financial Statements (continued)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	578

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Fair Values of Derivative Instruments at December 31, 2011

At December 31, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(17,287)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$7,632

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	703

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Fair Values of Derivative Instruments at December 31, 2011

At December 31, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$232,328

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Interest rate contracts	$—

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Futures Contracts	114

205	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Variable Portfolio – Pyramis International Equity Fund

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$160,865	*	Net assets — unrealized depreciation on futures contracts	$—	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—		Unrealized depreciation on forward foreign currency exchange contracts	1,963
Total		$160,865			$1,963

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Equity contracts	$—	$(303,414)	$(303,414)
Foreign exchange contracts	201,070	—	$201,070
Total	$201,070	$(303,414)	$(102,344)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Equity contracts	$—	$(314,950)	$(314,950)
Foreign exchange contracts	(9,687)	—	$(9,687)
Total	$(9,687)	$(314,950)	$(324,637)

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	2,052
Futures Contracts	2,350

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	206

Notes to Financial Statements (continued)

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans

The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Certain Funds invest primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Delayed Delivery Securities and Forward Sale Commitments

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Fund benefits because it receives negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the

207	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities

Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Principal Only Securities

Certain Funds may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Certain Funds receive information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	208

Notes to Financial Statements (continued)

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

Columbia Variable Portfolio – Limited Duration Credit Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Variable Portfolio – Pyramis International Equity Fund, and Variable Portfolio – Wells Fargo Short Duration Government Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available, for Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund and Variable Portfolio – Pyramis International Equity Fund. Dividends from net investment income are declared and distributed annually, when available, for Columbia Variable Portfolio – Limited Duration Credit Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

209	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Funds. Day-to-day portfolio management for certain of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The percentage range for each Fund and the percentage of each Fund’s average daily net assets for the year ended December 31, 2011, was as follows:

Fund	High	Low	Effective Management Fee %
Columbia Variable Portfolio – Limited Duration Credit Fund	0.48%	0.29%	0.46%
Variable Portfolio – American Century Diversified Bond Fund	0.48	0.40	0.46
Variable Portfolio – American Century Growth Fund	0.65	0.50	0.63
Variable Portfolio – Columbia Wanger International Equities Fund	0.95	0.85	0.92
Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.90	0.80	0.86
Variable Portfolio – DFA International Value Fund	0.85	0.70	0.84
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.63	0.53	0.63
Variable Portfolio – Invesco International Growth Fund	0.85	0.70	0.83
Variable Portfolio – J.P. Morgan Core Bond Fund	0.48	0.40	0.46
Variable Portfolio – Jennison Mid Cap Growth Fund	0.75	0.65	0.75
Variable Portfolio – MFS Value Fund	0.65	0.50	0.63
Variable Portfolio – Marsico Growth Fund	0.65	0.50	0.63
Variable Portfolio – Mondrian International Small Cap Fund	0.95	0.85	0.94
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.85	0.75	0.85
Variable Portfolio – NFJ Dividend Value Fund	0.65	0.50	0.63
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	0.65	0.50	0.63
Variable Portfolio – Partners Small Cap Growth Fund	0.90	0.80	0.87
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	0.48	0.40	0.48
Variable Portfolio – Pyramis International Equity Fund	0.85	0.70	0.85
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.48	0.40	0.47

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	210

Notes to Financial Statements (continued)

Subadvisory Agreements

The Investment Manager contracts with and compensates subadvisers to manage the investment of certain Fund’s assets. The Investment Manager has Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio – American Century Diversified Bond Fund	American Century Investment Management, Inc.
Variable Portfolio – American Century Growth Fund	American Century Investment Management, Inc.
Variable Portfolio – Columbia Wanger International Equities Fund	Columbia Wanger Asset Management LLC*
Variable Portfolio – Columbia Wanger U.S. Equities Fund	Columbia Wanger Asset Management LLC*
Variable Portfolio – DFA International Value Fund	Dimensional Fund Advisors, L.P.(DFA)**
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio – Invesco International Growth Fund	Invesco Advisers, Inc.
Variable Portfolio – J.P. Morgan Core Bond Fund	J.P Morgan Investment Management Inc.
Variable Portfolio – Jennison Mid Cap Growth Fund	Jennison Associates LLC
Variable Portfolio – MFS Value Fund	Massachusetts Financial Services Company
Variable Portfolio – Marsico Growth Fund	Marsico Capital Management, LLC
Variable Portfolio – Mondrian International Small Cap Fund	Mondrian Investment Partners Limited
Variable Portfolio – Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
Variable Portfolio – NFJ Dividend Value Fund	NFJ Investment Group LLC
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, Inc.
Variable Portfolio – Partners Small Cap Growth Fund	TCW Investment Management Company The London Company*** Wells Capital Management Incorporated
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	Pacific Investment Management Company LLC
Variable Portfolio – Pyramis International Equity Fund	Pyramis Global Advisors, LLC
Variable Portfolio – Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

*	A wholly-owned subsidiary of the Investment Manager.
**	Subadvisory agreement with DFA became effective on November 16, 2011; prior to November 16, 2011, AllianceBernstein L.P. was subadviser to the Fund.
***	London Company of Virginia, doing business as The London Company.

New investments in Variable Portfolio – Partners Small Cap Growth Fund, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination of the allocation that is in the best interests of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range for each Fund and the fee rate of each Fund’s average daily net assets for the year ended December 31, 2011, was as follows:

Fund	High	Low	Effective Administration fee %
Columbia Variable Portfolio – Limited Duration Credit Fund	0.07%	0.04%	0.06%
Variable Portfolio – American Century Diversified Bond Fund	0.07	0.04	0.06
Variable Portfolio – American Century Growth Fund	0.06	0.03	0.05
Variable Portfolio – Columbia Wanger International Equities Fund	0.08	0.05	0.08
Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.08	0.05	0.08
Variable Portfolio – DFA International Value Fund	0.08	0.05	0.08
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.07	0.04	0.07
Variable Portfolio – Invesco International Growth Fund	0.08	0.05	0.07
Variable Portfolio – J.P. Morgan Core Bond Fund	0.07	0.04	0.06
Variable Portfolio – Jennison Mid Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio – MFS Value Fund	0.06	0.03	0.06
Variable Portfolio – Marsico Growth Fund	0.06	0.03	0.05
Variable Portfolio – Mondrian International Small Cap Fund	0.08	0.05	0.08
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.08	0.05	0.08
Variable Portfolio – NFJ Dividend Value Fund	0.06	0.03	0.06

211	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Fund	High	Low	Effective Administration fee %
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio – Partners Small Cap Growth Fund	0.08	0.05	0.08
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	0.07	0.04	0.07
Variable Portfolio – Pyramis International Equity Fund	0.08	0.05	0.08
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.07	0.04	0.06

Other Fees

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were as follows:

Fund
Columbia Variable Portfolio – Limited Duration Credit Fund	$11,720
Variable Portfolio – American Century Diversified Bond Fund	10,099
Variable Portfolio – American Century Growth Fund	8,324
Variable Portfolio – Columbia Wanger International Equities Fund	3,089
Variable Portfolio – Columbia Wanger U.S. Equities Fund	3,775
Variable Portfolio – DFA International Value Fund	6,485
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	4,569
Variable Portfolio – Invesco International Growth Fund	8,301
Variable Portfolio – J.P. Morgan Core Bond Fund	9,150
Variable Portfolio – Jennison Mid Cap Growth Fund	4,680
Variable Portfolio – MFS Value Fund	7,875
Variable Portfolio – Marsico Growth Fund	7,991
Variable Portfolio – Mondrian International Small Cap Fund	2,190
Variable Portfolio – Morgan Stanley Global Real Estate Fund	2,527
Variable Portfolio – NFJ Dividend Value Fund	7,912
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	7,393
Variable Portfolio – Partners Small Cap Growth Fund	3,041
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	5,897
Variable Portfolio – Pyramis International Equity Fund	5,448
Variable Portfolio – Wells Fargo Short Duration Government Fund	8,143

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund as defined under the 1940 Act may defer receipt of their compensation, or a portion thereof. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agency Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	212

Notes to Financial Statements (continued)

expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1	Class 2
Columbia Variable Portfolio – Limited Duration Credit Fund	0.54%	0.79%
Variable Portfolio – American Century Diversified Bond Fund	0.70	0.95
Variable Portfolio – American Century Growth Fund	0.70	0.95
Variable Portfolio – Columbia Wanger International Equities Fund	1.01	1.26
Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.97	1.22
Variable Portfolio – DFA International Value Fund	0.93	1.18
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.73	0.98
Variable Portfolio – Invesco International Growth Fund	0.95	1.20
Variable Portfolio – J.P. Morgan Core Bond Fund	0.70	0.95
Variable Portfolio – Jennison Mid Cap Growth Fund	0.83	1.08
Variable Portfolio – MFS Value Fund	0.72	0.97
Variable Portfolio – Marsico Growth Fund	0.72	0.97
Variable Portfolio – Mondrian International Small Cap Fund	1.16	1.41
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.89	1.14
Variable Portfolio – NFJ Dividend Value Fund	0.76	1.01
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	0.74	0.99
Variable Portfolio – Partners Small Cap Growth Fund	1.06	1.31
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	0.56	0.81
Variable Portfolio – Pyramis International Equity Fund	0.95	1.20
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.58	0.83

Prior to April 30, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1	Class 2
Columbia Variable Portfolio – Limited Duration Credit Fund	0.54%	0.79%
Variable Portfolio – American Century Diversified Bond Fund	0.55	0.80
Variable Portfolio – American Century Growth Fund	0.70	0.95
Variable Portfolio – Columbia Wanger International Equities Fund	1.15	1.40
Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.97	1.22
Variable Portfolio – DFA International Value Fund	0.92	1.17
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.58	0.83
Variable Portfolio – Invesco International Growth Fund	0.96	1.21
Variable Portfolio – J.P. Morgan Core Bond Fund	0.55	0.80
Variable Portfolio – Jennison Mid Cap Growth Fund	0.82	1.07
Variable Portfolio – MFS Value Fund	0.64	0.89
Variable Portfolio – Marsico Growth Fund	0.70	0.95
Variable Portfolio – Mondrian International Small Cap Fund	1.31	1.56
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.86	1.11
Variable Portfolio – NFJ Dividend Value Fund	0.64	0.89
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	0.70	0.95
Variable Portfolio – Partners Small Cap Growth Fund	1.07	1.32
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	0.55	0.80
Variable Portfolio – Pyramis International Equity Fund	0.96	1.21
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.55	0.80

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money,

213	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2011, these differences are primarily due to differing treatments for futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses, foreign tax credits and deferral/reversal of wash sale losses. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Fund	Undistributed (excess of distributions over) net investment income	Accumulated net realized gain (loss)	Paid-in capital increase (decrease)
Columbia Variable Portfolio – Limited Duration Credit Fund	$(214)	$214	$—
Variable Portfolio – American Century Diversified Bond Fund	3,362,802	(3,362,802)	—
Variable Portfolio – Columbia Wanger International Equities Fund	3,296,863	(3,296,863)	—
Variable Portfolio – DFA International Value Fund	(3,273,553)	3,273,553	—
Variable Portfolio – Invesco International Growth Fund	(546,834)	546,834	—
Variable Portfolio – J.P. Morgan Core Bond Fund	17,924	(17,924)	—
Variable Portfolio – Mondrian International Small Cap Fund	286,171	(286,171)	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund	1,005,181	(1,005,181)	—
Variable Portfolio – Pyramis International Equity Fund	(124,357)	124,357	—

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

	Year ended December 31, 2011			Period ended December 31, 2010
Fund	Ordinary income	Long-term capital gains	Tax return of capital	Ordinary income	Long-term capital gains	Tax return of capital
Columbia Variable Portfolio – Limited Duration Credit Fund	$39,417,540	$1,704,342	$—	$—	$—	$—
Variable Portfolio – American Century Diversified Bond Fund	32,403,535	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund	18,813,120	2,263,546	—	2,300,564	—	—
Variable Portfolio – DFA International Value Fund	65,140,826	—	1,371,531	10,501,102	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	18,478,726	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund	48,186,308	770,836	—	8,799,065	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund	38,455,484	—	—	—	—	—
Variable Portfolio – Mondrian International Small Cap Fund	16,408,545	—	—	2,500,305	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund	20,455,346	477,313	—	—	—	—
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	35,468,092	246,677	—	—	—	—

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	214

Notes to Financial Statements (continued)

	Year ended December 31, 2011			Period ended December 31, 2010
Fund	Ordinary income	Long-term capital gains	Tax return of capital	Ordinary income	Long-term capital gains	Tax return of capital
Variable Portfolio – Pyramis International Equity Fund	$47,919,048	$3,494,440	$—	$3,701,488	$—	$—
Variable Portfolio – Wells Fargo Short Duration Government Fund	19,493,085	—	—	—	—	—

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed accumulated long-term gain	Accumulated realized loss	Unrealized appreciation (depreciation)
Columbia Variable Portfolio – Limited Duration Credit Fund	$73,076,659	$—	$(32,155,579)	$32,157,815
Variable Portfolio – American Century Diversified Bond Fund	70,508,877	8,035,138	—	84,441,940
Variable Portfolio – Columbia Wanger International Equities Fund	(2)	9,986,329	—	(3,378,490)
Variable Portfolio – DFA International Value Fund	—	—	(35,319,045)	(94,012,380)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	45,298,078	1,886,370	—	(13,603,312)
Variable Portfolio – Invesco International Growth Fund	18,982,844	19,789,169	—	68,593,598
Variable Portfolio – J.P. Morgan Core Bond Fund	64,358,961	6,094,017	—	67,600,232
Variable Portfolio – Mondrian International Small Cap Fund	7,735,907	11,827,706	—	5,423,812
Variable Portfolio – Morgan Stanley Global Real Estate Fund	3,729,462	4,964,134	—	1,383,912
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	48,908,908	1,147,036	—	2,224,994
Variable Portfolio – Pyramis International Equity Fund	2,822,278	15,324,188	—	(21,340,660)
Variable Portfolio – Wells Fargo Short Duration Government Fund	34,154,757	3,543,554	—	4,225,807

At December 31, 2011, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net appreciation (depreciation)
Columbia Variable Portfolio – Limited Duration Credit Fund	$2,884,098,159	$48,665,153	$(16,423,739)	$32,241,414
Variable Portfolio – American Century Diversified Bond Fund	2,689,889,131	88,551,942	(8,062,181)	80,489,761
Variable Portfolio – Columbia Wanger International Equities Fund	593,502,843	45,477,550	(48,645,297)	(3,167,747)
Variable Portfolio – DFA International Value Fund	1,380,574,478	46,058,657	(140,087,310)	(94,028,653)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	935,199,735	2,702,515	(16,300,856)	(13,598,341)
Variable Portfolio – Invesco International Growth Fund	1,841,997,780	162,703,165	(94,049,431)	68,653,734
Variable Portfolio – J.P. Morgan Core Bond Fund	2,300,221,466	92,315,899	(12,087,603)	80,228,296
Variable Portfolio – Mondrian International Small Cap Fund	342,997,032	28,396,642	(22,964,137)	5,432,505
Variable Portfolio – Morgan Stanley Global Real Estate Fund	428,557,443	25,770,380	(24,350,757)	1,419,623
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	1,767,861,516	11,878,617	(5,028,715)	6,849,902
Variable Portfolio – Pyramis International Equity Fund	1,170,800,530	68,295,410	(89,607,823)	(21,312,413)
Variable Portfolio – Wells Fargo Short Duration Government Fund	2,254,837,119	8,137,291	(3,901,845)	4,235,446

The following capital loss carryforward, determined at December 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Unlimited short-term	Unlimited long-term	Total
Columbia Variable Portfolio – Limited Duration Credit Fund	$—	$32,155,579	$32,155,579
Variable Portfolio – DFA International Value Fund	29,773,486	5,545,559	35,319,045

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

215	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the year ended December 31, 2011, the cost of purchases and proceeds from sales of securities, including U.S. government securities and any applicable mortgage dollar rolls, but excluding short-term obligations, for each Fund aggregated to:

Fund	Purchases	Proceeds	Purchases of U.S. government securities	Proceeds from sales of U.S. government securities
Columbia Variable Portfolio – Limited Duration Credit Fund	$2,611,948,501	$2,326,839,387	$270,832,074	$260,904,103
Variable Portfolio – American Century Diversified Bond Fund	2,225,107,861	1,846,603,594	1,503,630,372	1,379,780,165
Variable Portfolio – American Century Growth Fund	1,628,320,557	1,686,764,447	—	—
Variable Portfolio – Columbia Wanger International Equities Fund	247,997,104	157,524,169	—	—
Variable Portfolio – Columbia Wanger U.S. Equities Fund	144,544,457	121,514,639	—	—
Variable Portfolio – DFA International Value Fund	1,692,209,017	1,327,662,370	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	539,053,762	389,370,597	—	—
Variable Portfolio – Invesco International Growth Fund	624,462,123	396,096,350	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund	643,184,958	403,602,742	204,246,616	283,596,147
Variable Portfolio – Jennison Mid Cap Growth Fund	440,508,406	386,596,086	—	—
Variable Portfolio – MFS Value Fund	463,480,299	239,079,241	—	—
Variable Portfolio – Marsico Growth Fund	1,264,779,011	1,146,741,762	—	—
Variable Portfolio – Mondrian International Small Cap Fund	109,909,347	65,116,677	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund	145,242,714	70,330,776	—	—
Variable Portfolio – NFJ Dividend Value Fund	725,225,231	502,476,211	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	1,192,880,041	741,828,061	—	—
Variable Portfolio – Partners Small Cap Growth Fund	342,593,106	333,518,335	—	—
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	22,155,804,185	22,028,070,439	21,786,544,201	21,949,420,083
Variable Portfolio – Pyramis International Equity Fund	888,565,240	652,154,988	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund	9,292,049,985	9,002,333,216	8,684,595,985	8,445,213,923

Note 6. Payments by Affiliates

During the year ended December 31, 2011, the Investment Manager reimbursed the Variable Portfolio – Invesco International Growth Fund and Variable Portfolio – Columbia Wanger International Equities Fund $40,582 and $14,252, respectively, for a loss on a trading error.

Note 7. Commission Recapture

Variable Portfolio – Pyramis International Equity Fund participated in the Pyramis Global Advisors’ commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the year ended December 31, 2011, the Fund received cash rebates of $629,499 from the Program which are included in net realized gain or loss on investments in the Statements of Operations.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	216

Notes to Financial Statements (continued)

Note 8. Lending of Portfolio Securities

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Funds’ Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, the value of the securities on loan and values of the cash collateral and U.S. government securities received as collateral (not including calls for collateral made to borrowers by JPMorgan at period end) was as follows:

Fund	Securities value	Cash collateral value	U.S. government securities value
Columbia Variable Portfolio – Limited Duration Credit Fund	$266,590,743	$265,821,569	$5,957,291
Variable Portfolio – American Century Diversified Bond Fund	366,957,846	373,802,552	—
Variable Portfolio – American Century Growth Fund	358,785,526	368,878,020	—
Variable Portfolio – Columbia Wanger International Equities Fund	65,992,973	68,636,539	103,332
Variable Portfolio – Columbia Wanger U.S. Equities Fund	161,598,819	166,134,611	—
Variable Portfolio – Invesco International Growth Fund	119,459,509	123,429,335	—
Variable Portfolio – J.P. Morgan Core Bond Fund	298,490,738	296,050,668	9,073,333
Variable Portfolio – Jennison Mid Cap Growth Fund	216,185,039	216,602,716	—
Variable Portfolio – MFS Value Fund	210,440,484	216,152,867	—
Variable Portfolio – Marsico Growth Fund	238,118,814	245,477,013	—
Variable Portfolio – Mondrian International Small Cap Fund	29,665,398	31,023,899	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund	26,999,852	28,315,561	—
Variable Portfolio – NFJ Dividend Value Fund	260,144,378	267,094,017	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	325,473,175	333,814,376	—
Variable Portfolio – Partners Small Cap Growth Fund	137,120,942	140,905,550	—
Variable Portfolio – Pyramis International Equity Fund	58,132,525	60,262,153	—
Variable Portfolio – Wells Fargo Short Duration Government Fund	355,825,474	362,825,507	—

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Funds continue to earn and accrue interest and dividends on the securities loaned.

Note 9. Affiliated Money Market Fund

Each Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

217	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Note 10. Shareholder Concentration

At December 31, 2011, the Investment Manager and/or affiliates owned 100% of Class 1 and Class 2 shares for each Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

No Fund had borrowings during the year ended December 31, 2011.

Note 12. Significant Risks

Floating Rate Loan Risk

Variable Portfolio – Eaton Vance Floating-Rate Income Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Non-Diversification Risk

Variable Portfolio – Morgan Stanley Global Real Estate Fund is a non-diversified fund. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. This Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Sector Focus Risk

Variable Portfolio – American Century Growth Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	218

Notes to Financial Statements (continued)

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

The full impact of recent European events and the impact to the Euro are uncertain. As certain of the Funds invest in European securities, their market values may be adversely impacted. At December 31, 2011, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – Pyramis International Equity Fund, Variable Portfolio – Mondrian International Small Cap Fund and Variable Portfolio – Columbia Wanger International Equities Fund exposure to the Euro represented 32.6%, 17.2%, 6.0%, 27.7%, 26.2%, and 15.8% of net assets, respectively.

Small and Mid-sized Company Risk

Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Real Estate Sector Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates,

219	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	220

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Limited Duration Credit Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Variable Portfolio – Pyramis® International Equity Fund, and Variable Portfolio – Wells Fargo Short Duration Government Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Variable Portfolio – Limited Duration Credit Fund (formerly known as RiverSource Variable Portfolio – Limited Duration Bond Fund), Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – DFA International Value Fund (formerly known as Variable Portfolio – AllianceBernstein International Value Fund), Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Variable Portfolio – Pyramis® International Equity Fund, and Variable Portfolio – Wells Fargo Short Duration Government Fund (the Funds) (twenty of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from May 7, 2010 (when shares became available) to December 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, agent banks and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Limited Duration Credit Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners

221	VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT

Small Cap Growth Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Variable Portfolio – Pyramis® International Equity Fund, and Variable Portfolio – Wells Fargo Short Duration Government Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from May 7, 2010 (when shares became available) to December 31, 2010, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 22, 2012

VARIABLE PORTFOLIO FUNDS — 2011 ANNUAL REPORT	222

Investments in Affiliated Funds

Variable Portfolio – Conservative Portfolio

December 31, 2011

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 20.6%
Global Real Estate 0.5%
Variable Portfolio – Morgan Stanley Global Real Estate Fund	1,454,139	$14,657,720
International 4.4%
Variable Portfolio – Columbia Wanger International Equities Fund	796,156	8,136,715
Variable Portfolio – DFA International Value Fund	3,362,722	29,020,287
Variable Portfolio – Invesco International Growth Fund	3,580,702	37,740,604
Variable Portfolio – Mondrian International Small Cap Fund	1,276,371	13,772,042
Variable Portfolio – Pyramis® International Equity Fund	3,680,234	35,514,259

Total		124,183,907
U.S. Large Cap 11.3%
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	3,711,426	46,578,399
Variable Portfolio – American Century Growth Fund(a)	4,051,577	45,620,759
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	1,766,355	19,959,814
Variable Portfolio – Davis New York Venture Fund(a)	2,877,124	27,764,246
Variable Portfolio – MFS Value Fund(a)	4,311,373	46,390,368
Variable Portfolio – Marsico Growth Fund(a)	3,799,394	44,756,862
Variable Portfolio – NFJ Dividend Value Fund(a)	4,015,468	46,820,360
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	3,916,417	44,686,319

Total		322,577,127
U.S. Mid Cap 2.7%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	1,817,253	18,245,225
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	2,476,248	25,951,085
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	2,902,457	33,639,472

Total		77,835,782
U.S. Small Cap 1.7%
Variable Portfolio – Partners Small Cap Growth Fund(a)	1,020,277	11,978,050
Variable Portfolio – Partners Small Cap Value Fund(a)	2,419,855	35,378,278

Total		47,356,328
Total Equity Funds
(Cost: $555,970,339)		$586,610,864

	Shares	Value
Fixed-Income Funds 73.4%
Floating Rate 3.9%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	11,129,053	$110,511,502
Global Bond 3.0%
Columbia Variable Portfolio – Global Bond Fund	7,155,562	84,793,406
Inflation Protected Securities 7.0%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	20,711,995	198,420,914
Investment Grade 57.5%
Columbia Variable Portfolio – Diversified Bond Fund	29,649,607	331,779,107
Columbia Variable Portfolio – Income Opportunities Fund	5,985,353	59,973,233
Columbia Variable Portfolio – Limited Duration Credit Fund	24,481,584	253,384,396
Columbia Variable Portfolio – Short Duration U.S. Government Fund	9,441,020	98,469,842
Variable Portfolio – American Century Diversified Bond Fund	29,272,497	324,339,267
Variable Portfolio – J.P. Morgan Core Bond Fund	27,725,976	302,490,399
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	10,605,275	112,628,017
Variable Portfolio – Wells Fargo Short Duration Government Fund	14,975,944	154,551,736

Total		1,637,615,997
Multisector 2.0%
Columbia Variable Portfolio – Strategic Income Fund	6,482,037	56,588,182
Total Fixed-Income Funds
(Cost: $2,029,050,758)		$2,087,930,001

Money Market Funds 6.0%
Columbia Variable Portfolio – Cash Management Fund, 0.011%(b)	169,894,023	$169,894,023
Total Money Market Funds
(Cost: $169,894,023)		$169,894,023
Total Investments in Affiliated Funds
(Cost: $2,754,915,120)		$2,844,434,888
Other Assets and Liabilities		(31,807)
Net Assets		$2,844,403,081

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

1	VARIABLE PORTFOLIOS – 2011 ANNUAL REPORT

Variable Portfolio – Conservative Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair Value at December 31, 2011
Description	Level 1 Quoted Prices in Active Markets for Identical Assets(a)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Affiliated Funds	$2,844,434,888	$—	$—	$2,844,434,888

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	2

Investments in Affiliated Funds

Variable Portfolio – Moderately Conservative Portfolio

December 31, 2011

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 35.4%
Global Real Estate 0.8%
Variable Portfolio – Morgan Stanley Global Real Estate Fund	4,236,080	$42,699,689
International 8.7%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	2,045,953	28,275,076
Variable Portfolio – Columbia Wanger International Equities Fund	5,043,731	51,546,927
Variable Portfolio – DFA International Value Fund	13,213,571	114,033,117
Variable Portfolio – Invesco International Growth Fund	15,035,371	158,472,813
Variable Portfolio – Mondrian International Small Cap Fund	3,469,885	37,440,054
Variable Portfolio – Pyramis® International Equity Fund	10,374,940	100,118,174

Total		489,886,161
U.S. Large Cap 18.9%
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	12,418,426	155,851,247
Variable Portfolio – American Century Growth Fund(a)	12,480,643	140,532,037
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	5,227,771	59,073,817
Variable Portfolio – Davis New York Venture Fund(a)	11,202,738	108,106,426
Variable Portfolio – MFS Value Fund(a)	14,721,192	158,400,024
Variable Portfolio – Marsico Growth Fund(a)	11,907,087	140,265,485
Variable Portfolio – NFJ Dividend Value Fund(a)	13,719,524	159,969,648
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	12,257,788	139,861,363

Total		1,062,060,047
U.S. Mid Cap 4.4%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	8,490,271	85,242,319
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	5,820,822	61,002,212
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	8,574,668	99,380,402

Total		245,624,933
U.S. Small Cap 2.6%
Variable Portfolio – Partners Small Cap Growth Fund(a)	3,809,066	44,718,432
Variable Portfolio – Partners Small Cap Value Fund(a)	7,099,945	103,801,191

Total		148,519,623
Total Equity Funds
(Cost: $1,803,158,511)		$1,988,790,453

	Shares	Value
Fixed-Income Funds 62.6%
Floating Rate 2.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	11,449,045	$113,689,015
Global Bond 2.2%
Columbia Variable Portfolio – Global Bond Fund	10,343,924	122,575,497
Inflation Protected Securities 7.0%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	40,926,045	392,071,512
Investment Grade 50.3%
Columbia Variable Portfolio – Diversified Bond Fund	44,813,678	501,465,057
Columbia Variable Portfolio – Income Opportunities Fund	8,708,088	87,255,045
Columbia Variable Portfolio – Limited Duration Credit Fund	49,712,560	514,524,995
Columbia Variable Portfolio – Short Duration U.S. Government Fund	15,999,028	166,869,856
Variable Portfolio – American Century Diversified Bond Fund	45,213,980	500,970,897
Variable Portfolio – J.P. Morgan Core Bond Fund	40,753,113	444,616,465
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	26,155,346	277,769,773
Variable Portfolio – Wells Fargo Short Duration Government Fund	32,187,380	332,173,763

Total		2,825,645,851
Multisector 1.1%
Columbia Variable Portfolio – Strategic Income Fund	6,674,271	58,266,389
Total Fixed-Income Funds
(Cost: $3,409,149,398)		$3,512,248,264

Money Market Funds 2.0%
Columbia Variable Portfolio – Cash Management Fund, 0.011%(b)	112,963,147	$112,963,147
Total Money Market Funds
(Cost: $112,963,147)		$112,963,147
Total Investments in Affiliated Funds
(Cost: $5,325,271,056)		$5,614,001,864
Other Assets and Liabilities		(45,823)
Net Assets		$5,613,956,041

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The Accompanying Notes to Financial Statements are an Integral Part of This Statements

3	VARIABLE PORTFOLIOS – 2011 ANNUAL REPORT

Variable Portfolio – Moderately Conservative Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair Value at December 31, 2011
Description	Level 1 Quoted Prices in Active Markets for Identical Assets(a)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Affiliated Funds	$5,614,001,864	$—	$—	$5,614,001,864

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	4

Investments in Affiliated Funds

Variable Portfolio – Moderate Portfolio

December 31, 2011

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 49.5%
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund	19,316,793	$194,713,274
International 12.3%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	17,452,365	241,191,687
Variable Portfolio – Columbia Wanger International Equities Fund	23,719,310	242,411,347
Variable Portfolio – DFA International Value Fund	65,265,649	563,242,546
Variable Portfolio – Invesco International Growth Fund	73,178,022	771,296,350
Variable Portfolio – Mondrian International Small Cap Fund	12,741,500	137,480,785
Variable Portfolio – Pyramis® International Equity Fund	44,369,117	428,161,983

Total		2,383,784,698
U.S. Large Cap 26.6%
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	56,579,861	710,077,251
Variable Portfolio – American Century Growth Fund(a)	63,835,562	718,788,423
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	23,154,576	261,646,706
Variable Portfolio – Davis New York Venture Fund(a)	56,858,647	548,685,948
Variable Portfolio – MFS Value Fund(a)	68,948,624	741,887,192
Variable Portfolio – Marsico Growth Fund(a)	60,058,327	707,487,092
Variable Portfolio – NFJ Dividend Value Fund(a)	64,549,687	752,649,350
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	61,535,038	702,114,788

Total		5,143,336,750
U.S. Mid Cap 5.9%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	38,005,667	381,576,902
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	36,576,905	383,325,962
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	33,236,598	385,212,167

Total		1,150,115,031
U.S. Small Cap 3.7%
Variable Portfolio – Partners Small Cap Growth Fund(a)	15,092,979	177,191,571
Variable Portfolio – Partners Small Cap Value Fund(a)	37,345,040	545,984,490

Total		723,176,061
Total Equitya Funds
(Cost: $8,705,603,128)		$9,595,125,814

	Shares	Value
Fixed-Income Funds 50.5%
Floating Rate 2.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	39,045,397	$387,720,793
Global Bond 3.0%
Columbia Variable Portfolio – Global Bond Fund	48,443,990	574,061,278
Inflation Protected Securities 6.7%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	135,651,378	1,299,540,205
Investment Grade 35.7%
Columbia Variable Portfolio – Diversified Bond Fund	99,728,377	1,115,960,537
Columbia Variable Portfolio – Income Opportunities Fund	59,212,689	593,311,146
Columbia Variable Portfolio – Limited Duration Credit Fund	123,847,939	1,281,826,166
Columbia Variable Portfolio – Short Duration U.S. Government Fund	32,066,923	334,458,007
Variable Portfolio – American Century Diversified Bond Fund	103,215,346	1,143,626,038
Variable Portfolio – J.P. Morgan Core Bond Fund	100,557,975	1,097,087,513
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	55,059,683	584,733,835
Variable Portfolio – Wells Fargo Short Duration Government Fund	73,907,988	762,730,431

Total		6,913,733,673
Multisector 3.1%
Columbia Variable Portfolio – Strategic Income Fund	68,118,206	594,671,937
Total Fixed-Income Funds
(Cost: $9,499,938,434)		$9,769,727,886

Money Market Funds – %
Columbia Variable Portfolio – Cash Management Fund, 0.011%(b)	317,035	$317,035
Total Money Market Funds
(Cost: $317,035)		$317,035
Total Investments in Affiliated Funds
(Cost: $18,205,858,597)		$19,365,170,735
Other Assets and Liabilities		(87,920)
Net Assets		$19,365,082,815

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The Accompanying Notes to Financial Statements are an Integral Part of This Statements

5	VARIABLE PORTFOLIOS – 2011 ANNUAL REPORT

Variable Portfolio – Moderate Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair Value at December 31, 2011
Description	Level 1 Quoted Prices in Active Markets for Identical Assets(a)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Affiliated Funds	$19,365,170,735	$—	$—	$19,365,170,735

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	6

Investments in Affiliated Funds

Variable Portfolio – Moderately Aggressive Portfolio

December 31, 2011

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 65.1%
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund	11,738,500	$118,324,084
International 15.8%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	12,420,704	171,654,133
Variable Portfolio – Columbia Wanger International Equities Fund	15,292,480	156,289,143
Variable Portfolio – DFA International Value Fund	51,121,582	441,179,248
Variable Portfolio – Invesco International Growth Fund	58,436,294	615,918,539
Variable Portfolio – Mondrian International Small Cap Fund	8,752,081	94,434,958
Variable Portfolio – Pyramis® International Equity Fund	42,192,388	407,156,544

Total		1,886,632,565
U.S. Large Cap 36.0%
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	46,173,352	579,475,568
Variable Portfolio – American Century Growth Fund(a)	54,188,640	610,164,090
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	21,661,263	244,772,273
Variable Portfolio – Davis New York Venture Fund(a)	47,269,628	456,151,906
Variable Portfolio – MFS Value Fund(a)	56,187,408	604,576,515
Variable Portfolio – Marsico Growth Fund(a)	51,304,372	604,365,498
Variable Portfolio – NFJ Dividend Value Fund(a)	51,984,446	606,138,637
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	52,759,447	601,985,294

Total		4,307,629,781
U.S. Mid Cap 6.9%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	26,844,321	269,516,978
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	25,799,735	270,381,222
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	25,163,630	291,646,475

Total		831,544,675
U.S. Small Cap 5.4%
Variable Portfolio – Partners Small Cap Growth Fund(a)	17,590,313	206,510,275
Variable Portfolio – Partners Small Cap Value Fund(a)	29,967,504	438,124,909

Total		644,635,184
Total Equity Funds
(Cost: $7,118,349,548)		$7,788,766,289

	Shares	Value
Fixed-Income Funds 34.9%
Floating Rate 2.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	24,063,721	$238,952,751
Global Bond 3.0%
Columbia Variable Portfolio – Global Bond Fund	29,999,045	355,488,687
Inflation Protected Securities 4.5%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	57,078,552	546,812,531
Investment Grade 23.4%
Columbia Variable Portfolio – Diversified Bond Fund	50,087,481	560,478,914
Columbia Variable Portfolio – Income Opportunities Fund	24,227,658	242,761,137
Columbia Variable Portfolio – Limited Duration Credit Fund	53,403,275	552,723,892
Columbia Variable Portfolio – Short Duration U.S. Government Fund	19,668,200	205,139,327
Variable Portfolio – American Century Diversified Bond Fund	30,221,026	334,848,973
Variable Portfolio – J.P. Morgan Core Bond Fund	20,071,850	218,983,878
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	22,257,480	236,374,435
Variable Portfolio – Wells Fargo Short Duration Government Fund	43,627,798	450,238,871

Total		2,801,549,427
Multisector 2.0%
Columbia Variable Portfolio – Strategic Income Fund	27,529,036	240,328,480
Total Fixed-Income Funds
(Cost: $4,087,493,291)		$4,183,131,876

Money Market Funds – %
Columbia Variable Portfolio – Cash Management Fund, 0.011%(b)	14	$14
Total Money Market Funds
(Cost: $14)		$14
Total Investments in Affiliated Funds
(Cost: $11,205,842,853)		$11,971,898,179
Other Assets and Liabilities		(22,886)
Net Assets		$11,971,875,293

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The Accompanying Notes to Financial Statements are an Integral Part of This Statements

7	VARIABLE PORTFOLIOS – 2011 ANNUAL REPORT

Variable Portfolio – Moderately Aggressive Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The	following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair Value at December 31, 2011
Description	Level 1 Quoted Prices in Active Markets for Identical Assets(a)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Affiliated Funds	$11,971,898,179	$—	$—	$11,971,898,179
(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	8

Investments in Affiliated Funds

Variable Portfolio – Aggressive Portfolio

December 31, 2011

(Percentage represent value of Investments compared to net assets)

	Shares	Value
Equity Funds 80.0%
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund	3,044,534	$30,688,909
International 19.8%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	4,300,249	59,429,439
Variable Portfolio – Columbia Wanger International Equities Fund	5,831,709	59,600,072
Variable Portfolio – DFA International Value Fund	16,891,929	145,777,349
Variable Portfolio – Invesco International Growth Fund	17,949,695	189,189,783
Variable Portfolio – Mondrian International Small Cap Fund	3,262,688	35,204,400
Variable Portfolio – Pyramis® International Equity Fund	12,536,489	120,977,117

Total		610,178,160
U.S. Large Cap 43.1%
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	14,186,128	178,035,912
Variable Portfolio – American Century Growth Fund(a)	16,659,375	187,584,562
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	7,206,285	81,431,019
Variable Portfolio – Davis New York Venture Fund(a)	14,051,549	135,597,446
Variable Portfolio – MFS Value Fund(a)	17,494,564	188,241,507
Variable Portfolio – Marsico Growth Fund(a)	15,758,497	185,635,094
Variable Portfolio – NFJ Dividend Value Fund(a)	16,194,125	188,823,499
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	16,204,210	184,890,037

Total		1,330,239,076
U.S. Mid Cap 9.5%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	8,808,947	88,441,832
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	9,500,920	99,569,638
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	9,142,463	105,961,142

Total		293,972,612
U.S. Small Cap 6.6%
Variable Portfolio – Partners Small Cap Growth Fund(a)	5,599,624	65,739,591
Variable Portfolio – Partners Small Cap Value Fund(a)	9,357,036	136,799,859

Total		202,539,450
Total Equity Funds
(Cost: $2,258,606,181)		$2,467,618,207

	Shares	Value
Fixed-Income Funds 20.0%
Floating Rate 2.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	6,170,887	$61,276,910
Global Bond 2.0%
Columbia Variable Portfolio – Global Bond Fund	5,160,489	61,151,791
Inflation Protected Securities 3.6%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	11,435,210	109,549,308
Investment Grade 10.4%
Columbia Variable Portfolio – Diversified Bond Fund	4,819,932	53,935,034
Columbia Variable Portfolio – Limited Duration Credit Fund	7,679,886	79,486,823
Columbia Variable Portfolio – Short Duration U.S. Government Fund	2,478,817	25,854,060
Variable Portfolio – American Century Diversified Bond Fund	2,346,510	25,999,333
Variable Portfolio – J.P. Morgan Core Bond Fund	2,376,929	25,932,300
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	2,872,411	30,505,010
Variable Portfolio – Wells Fargo Short Duration Government Fund	7,709,700	79,564,100

Total		321,276,660
Multisector 2.0%
Columbia Variable Portfolio – Strategic Income Fund	7,076,622	61,778,906
Total Fixed-Income Funds
(Cost: $599,297,639)		$615,033,575

Money Market Funds – %
Columbia Variable Portfolio – Cash Management Fund, 0.011%(b)	9	$9
Total Money Market Funds
(Cost: $9)		$9
Total Investments in Affiliated Funds
(Cost: $2,857,903,829)		$3,082,651,791
Other Assets and Liabilities		(40,073)
Net Assets		$3,082,611,718

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at December 31, 2011.

The Accompanying Notes to Financial Statements are an Integral Part of This Statements

9	VARIABLE PORTFOLIOS – 2011 ANNUAL REPORT

Variable Portfolio – Aggressive Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

•Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair Value at December 31, 2011
Description	Level 1 Quoted Prices in Active Markets for Identical Assets(a)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Affiliated Funds	$3,082,651,791	$—	$—	$3,082,651,791

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;
(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;
(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and
(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	10

Statements of Assets and Liabilities

December 31, 2011	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in affiliated funds, at value (identified cost $2,754,915,120, $5,325,271,056, $18,205,858,597)	$2,844,434,888	$5,614,001,864	$19,365,170,735
Receivable for:
Affiliated investments sold	2,102,832	4,524,595	16,457,044
Capital shares sold	199,086	191,635	2,836,013
Dividends from affiliated funds	93	62	–
Expense reimbursement due from Investment Manager	26,696	101,782	677,839
Prepaid expense	7,142	4,018	4,845
Total assets	2,846,770,737	5,618,823,956	19,385,146,476
Liabilities
Payable for:
Capital shares purchased	1,705,249	3,588,968	15,708,037
Distribution fees	577,194	1,138,010	3,947,116
Administration fees	46,172	91,034	315,744
Other expenses	39,041	49,903	92,764
Total liabilities	2,367,656	4,867,915	20,063,661
Net assets applicable to outstanding capital stock	$2,844,403,081	$5,613,956,041	$19,365,082,815
Represented by
Partners’ capital	$2,844,403,081	$5,613,956,041	$19,365,082,815
Total — representing net assets applicable to outstanding capital stock	$2,844,403,081	$5,613,956,041	$19,365,082,815
Net assets applicable to outstanding shares
Class 2	$747,743,996	$1,563,683,604	$5,190,986,896
Class 4	$2,096,659,085	$4,050,272,437	$14,174,095,919
Shares outstanding
Class 2	68,836,103	142,579,176	470,297,588
Class 4	193,094,381	368,664,441	1,282,735,526
Net asset value per share
Class 2	$10.86	$10.97	$11.04
Class 4	$10.86	$10.99	$11.05

The accompanying Notes to Financial Statements are an integral part of this statement.

11	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

December 31, 2011	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in affiliated funds, at value (identified cost $11,205,842,853 $2,857,903,829)	$11,971,898,179	$3,082,651,791
Receivable for:
Affiliated investments sold	10,117,997	2,850,530
Capital shares sold	2,379,715	–
Expense reimbursement due from Investment Manager	381,449	128,572
Prepaid expense	7,142	4,863
Total assets	11,984,784,482	3,085,635,756
Liabilities
Payable for:
Capital shares purchased	10,227,511	2,296,866
Distribution fees	2,455,246	631,703
Administration fees	196,404	50,532
Other expenses	30,028	44,937
Total liabilities	12,909,189	3,024,038
Net assets applicable to outstanding capital stock	$11,971,875,293	$3,082,611,718
Represented by
Partners’ capital	$11,971,875,293	$3,082,611,718
Total — representing net assets applicable to outstanding capital stock	$11,971,875,293	$3,082,611,718
Net assets applicable to outstanding shares
Class 2	$3,179,010,261	$785,069,996
Class 4	$8,792,865,032	$2,297,541,722
Shares outstanding
Class 2	288,102,165	71,737,670
Class 4	795,766,090	209,677,499
Net asset value per share
Class 2	$11.03	$10.94
Class 4	$11.05	$10.96

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	12

Statements of Operations

Year ended December 31, 2011	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$43,604,901	$93,593,591	$363,166,748
Expenses:
Distribution fees
Class 2	1,111,833	2,625,262	9,331,188
Class 4	4,519,451	9,872,985	37,543,827
Administration fees	450,466	999,779	3,749,700
Compensation of board members	3,907	5,215	8,650
Custodian fees	19,005	15,888	20,027
Printing and postage fees	28,551	113,987	405,211
Professional fees	11,945	23,023	39,118
Other	5,332	42,881	44,772
Total expenses	6,150,490	13,699,020	51,142,493
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(374,571)	(1,359,903)	(7,071,126)
Total net expenses	5,775,919	12,339,117	44,071,367
Net investment income	37,828,982	81,254,474	319,095,381
Realized and unrealized gain (loss) — net
Net realized gain on:
Sales of underlying affiliated funds	30,399,119	30,723,260	63,023,891
Capital gain distributions from underlying affiliated funds	10,915,127	28,177,653	119,337,887
Net realized gain	41,314,246	58,900,913	182,361,778
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(7,497,571)	(46,211,140)	(470,650,031)
Net change in unrealized depreciation	(7,497,571)	(46,211,140)	(470,650,031)
Net realized and unrealized gain (loss)	33,816,675	12,689,773	(288,288,253)
Net change in net assets resulting from operations	$71,645,657	$93,944,247	$30,807,128

The accompanying Notes to Financial Statements are an integral part of this statement.

13	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Year ended December 31, 2011	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$193,315,726	$35,700,036
Expenses:
Distribution fees
Class 2	6,005,535	1,446,814
Class 4	24,299,820	6,345,058
Administration fees	2,424,234	623,300
Compensation of board members	6,056	4,798
Custodian fees	18,424	14,254
Printing and postage fees	231,429	79,200
Professional fees	24,915	18,606
Other	41,087	42,400
Total expenses	33,051,500	8,574,430
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(4,501,818)	(1,903,315)
Total net expenses	28,549,682	6,671,115
Net investment income	164,766,044	29,028,921
Realized and unrealized gain (loss) — net
Net realized gain on:
Sales of underlying affiliated funds	56,204,741	17,706,153
Capital gain distributions from underlying affiliated funds	71,706,595	16,906,691
Net realized gain	127,911,336	34,612,844
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(496,284,881)	(166,374,343)
Net change in unrealized depreciation	(496,284,881)	(166,374,343)
Net realized and unrealized loss	(368,373,545)	(131,761,499)
Net change in net assets resulting from operations	$(203,607,501)	$(102,732,578)

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	14

Statements of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio			Variable Portfolio – Moderately Conservative Portfolio
Year ended December 31,	2011	2010(a)		2011	2010(a)
Operations
Net investment income	$37,828,982	$21,290,610		$81,254,474	$37,653,340
Net realized gain (loss)	41,314,246	7,036,974		58,900,913	(620,144)
Net change in unrealized appreciation (depreciation)	(7,497,571)	91,838,798		(46,211,140)	327,207,301
Net increase (decrease) in net assets resulting from operations	71,645,657	120,166,382		93,944,247	364,240,497
Increase in net assets from share transactions	694,671,156	1,957,864,616		784,890,153	4,370,873,015
Total increase in net assets	766,316,813	2,078,030,998		878,834,400	4,735,113,512
Net assets at beginning of year	2,078,086,268	55,270	(b)	4,735,121,641	8,129	(c)
Net assets at end of year	$2,844,403,081	$2,078,086,268		$5,613,956,041	$4,735,121,641

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	42,988,392	461,597,040	22,940,148	234,214,876	77,592,699	847,399,140	59,685,478	614,342,216
Fund merger	5,828,816	63,440,284	–	–	6,663,260	75,014,356	–	–
Redemptions	(2,551,845)	(27,384,464)	(369,908)	(3,834,394)	(1,040,336)	(11,368,739)	(322,425)	(3,348,448)
Net increase	46,265,363	497,652,860	22,570,240	230,380,482	83,215,623	911,044,757	59,363,053	610,993,768
Class 4 shares
Subscriptions	50,022,881	537,335,749	192,541,466	1,909,309,669	25,161,323	272,934,206	397,568,845	3,945,746,679
Redemptions	(31,914,923)	(340,317,453)	(17,560,107)	(181,825,535)	(36,344,834)	(399,088,810)	(17,721,207)	(185,867,432)
Net increase (decrease)	18,107,958	197,018,296	174,981,359	1,727,484,134	(11,183,511)	(126,154,604)	379,847,638	3,759,879,247
Total net increase	64,373,321	694,671,156	197,551,599	1,957,864,616	72,032,112	784,890,153	439,210,691	4,370,873,015

(a)	For the period from May 7, 2010 (When shares became available) to December 31, 2010.
(b)

Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $50,000 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $370 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)

Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

15	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

	Variable Portfolio – Moderate Portfolio			Variable Portfolio – Moderately Aggressive Portfolio
Year ended December 31,	2011	2010(a)		2011	2010(a)
Operations
Net investment income	$319,095,381	$140,573,096		$164,766,044	$68,714,227
Net realized gain (loss)	182,361,778	(24,160,373)		127,911,336	(21,359,873)
Net change in unrealized appreciation (depreciation)	(470,650,031)	1,610,839,481		(496,284,881)	1,249,404,424
Net increase (decrease) in net assets resulting from operations	30,807,128	1,727,252,204		(203,607,501)	1,296,758,778
Increase in net assets from share transactions	1,622,469,445	15,984,545,909		923,720,709	9,954,995,178
Total increase in net assets	1,653,276,573	17,711,798,113		720,113,208	11,251,753,956
Net assets at beginning of year	17,711,806,242	8,129	(b)	11,251,762,085	8,129	(b)
Net assets at end of year	$19,365,082,815	$17,711,806,242		$11,971,875,293	$11,251,762,085

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	2011		2010(a)		2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	259,552,141	2,892,610,927	200,919,511	2,083,627,737	166,060,530	1,882,565,306	117,278,065	1,217,043,991
Fund merger	12,460,442	145,067,599	–	–	7,191,772	85,852,215	–	–
Redemptions	(2,393,868)	(26,418,429)	(241,138)	(2,435,738)	(2,273,966)	(25,454,139)	(154,736)	(1,563,096)
Net increase	269,618,715	3,011,260,097	200,678,373	2,081,191,999	170,978,336	1,942,963,382	117,123,329	1,215,480,895
Class 4 shares
Subscriptions	3,638,656	40,551,857	1,457,822,893	14,424,675,804	14,812,912	169,523,690	931,084,653	9,183,910,473
Redemptions	(128,515,153)	(1,429,342,509)	(50,211,184)	(521,321,894)	(106,786,591)	(1,188,766,363)	(43,345,198)	(444,396,190)
Net increase (decrease)	(124,876,497)	(1,388,790,652)	1,407,611,709	13,903,353,910	(91,973,679)	(1,019,242,673)	887,739,455	8,739,514,283
Total net increase	144,742,218	1,622,469,445	1,608,290,082	15,984,545,909	79,004,657	923,720,709	1,004,862,784	9,954,995,178

(a)	For the period from May 7, 2010 (When shares became available) to December 31, 2010.
(b)

Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	16

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Aggressive Portfolio
Year ended December 31,	2011	2010(a)
Operations
Net investment income	$29,028,921	$6,960,574
Net realized gain (loss)	34,612,844	(5,890,964)
Net change in unrealized appreciation (depreciation)	(166,374,343)	385,272,873
Net increase (decrease) in net assets resulting from operations	(102,732,578)	386,342,483
Increase in net assets from share transactions	282,668,084	2,516,278,613
Total increase in net assets	179,935,506	2,902,621,096
Net assets at beginning of year	2,902,676,212	55,116	(b)
Net assets at end of year	$3,082,611,718	$2,902,676,212

	Variable Portfolio – Aggressive Portfolio
	2011		2010(a)
Year ended December 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	44,919,746	511,419,286	25,311,959	262,183,029
Fund merger	2,872,985	34,949,477	–	–
Redemptions	(1,239,159)	(13,615,141)	(128,361)	(1,329,917)
Net increase	46,553,572	532,753,622	25,183,598	260,853,112
Class 4 shares
Subscriptions	5,986,063	68,658,418	245,813,236	2,396,617,168
Redemptions	(28,184,051)	(318,743,956)	(13,942,814)	(141,191,667)
Net increase (decrease)	(22,197,988)	(250,085,538)	231,870,422	2,255,425,501
Total net increase	24,355,584	282,668,084	257,054,020	2,516,278,613

(a)	For the period from May 7, 2010 (When shares became available) to December 31, 2010.
(b)

Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $50,000 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $524 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

17	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Variable Portfolio – Conservative Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.52	$9.93
Income from investment operations:
Net investment income	0.18	0.04
Net realized and unrealized gain	0.16	0.55
Total from investment operations	0.34	0.59
Net asset value, end of period	$10.86	$10.52
Total return	3.23%	5.94%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.28%	(c)
Net investment income	1.73%	0.55%	(c)
Supplemental data
Net assets, end of period (in thousands)	$747,744	$237,556
Portfolio turnover	14%	28%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$10.52	$9.93
Income from investment operations:
Net investment income	0.18	0.12
Net realized and unrealized gain	0.16	0.47
Total from investment operations	0.34	0.59
Net asset value, end of period	$10.86	$10.52
Total return	3.23%	5.94%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.25%	0.22%	(c)
Net investment income	1.67%	1.84%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,096,659	$1,840,530
Portfolio turnover	14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	18

Financial Highlights (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.77	$9.99
Income from investment operations:
Net investment income	0.18	0.03
Net realized and unrealized gain	0.02	0.75
Total from investment operations	0.20	0.78
Net asset value, end of period	$10.97	$10.77
Total return	1.86%	7.81%
Ratios to average net assets~~(b)~~
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.69%	0.43%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,563,684	$639,226
Portfolio turnover	3%	29%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$10.78	$9.99
Income from investment operations:
Net investment income	0.18	0.10
Net realized and unrealized gain	0.03	0.69
Total from investment operations	0.21	0.79
Net asset value, end of period	$10.99	$10.78
Total return	1.95%	7.91%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.24%	0.21%	(c)
Net investment income	1.61%	1.52%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4,050,272	$4,095,896
Portfolio turnover	3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

19	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Variable Portfolio – Moderate Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.01	$9.99
Income from investment operations:
Net investment income	0.19	0.03
Net realized and unrealized gain (loss)	(0.16)	0.99
Total from investment operations	0.03	1.02
Net asset value, end of period	$11.04	$11.01
Total return	0.27%	10.21%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.76%	0.46%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5,190,987	$2,208,757
Portfolio turnover	3%	20%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.01	$9.99
Income from investment operations:
Net investment income	0.19	0.10
Net realized and unrealized gain (loss)	(0.15)	0.92
Total from investment operations	0.04	1.02
Net asset value, end of period	$11.05	$11.01
Total return	0.36%	10.21%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.23%	0.20%	(c)
Net investment income	1.69%	1.53%	(c)
Supplemental data
Net assets, end of period (in thousands)	$14,174,096	$15,503,050
Portfolio turnover	3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	20

Financial Highlights (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.19	$9.99
Income from investment operations:
Net investment income	0.16	0.03
Net realized and unrealized gain (loss)	(0.32)	1.17
Total from investment operations	(0.16)	1.20
Net asset value, end of period	$11.03	$11.19
Total return	(1.43% )	12.01%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.43%	0.43%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,179,010	$1,310,385
Portfolio turnover	6%	18%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.20	$9.99
Income from investment operations:
Net investment income	0.15	0.08
Net realized and unrealized gain (loss)	(0.30)	1.13
Total from investment operations	(0.15)	1.21
Net asset value, end of period	$11.05	$11.20
Total return	(1.34% )	12.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.23%	0.20%	(c)
Net investment income	1.34%	1.18%	(c)
Supplemental data
Net assets, end of period (in thousands)	$8,792,865	$9,941,377
Portfolio turnover	6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

21	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Variable Portfolio – Aggressive Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.29	$9.90
Income from investment operations:
Net investment income	0.11	0.01
Net realized and unrealized gain (loss)	(0.46)	1.38
Total from investment operations	(0.35)	1.39
Net asset value, end of period	$10.94	$11.29
Total return	(3.10% )	14.04%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.28%	0.27%	(c)
Net investment income	0.99%	0.19%	(c)
Supplemental data
Net assets, end of period (in thousands)	$785,070	$284,243
Portfolio turnover	6%	20%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.29	$9.90
Income from investment operations:
Net investment income	0.10	0.03
Net realized and unrealized gain (loss)	(0.43)	1.36
Total from investment operations	(0.33)	1.39
Net asset value, end of period	$10.96	$11.29
Total return	(2.92% )	14.04%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.20%	0.17%	(c)
Net investment income	0.92%	0.46%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,297,542	$2,618,433
Portfolio turnover	6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	22

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio; and Variable Portfolio – Aggressive Portfolio. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners.

Each Fund currently operates as a diversified fund. Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC the Funds Investment Manager (Investment Manager) or an affiliate acts as investment manager or principal underwriter.

*	For information on the goals, investment strategies and risks of the underlying funds, please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York. You may not buy (nor will you own) shares of the Fund directly. You invest by buying a contract or life insurance policy and making allocations to the subaccounts that invest in each Fund. Both share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

23	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Federal Income Tax Status

The Funds are treated as partnerships for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trusts organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Funds do not pay the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), a direct management fee for managing its assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Funds or the Board of Trustees (the Board), including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company by each Fund were $847.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	24

Notes to Financial Statements (continued)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Distribution Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 and Class 4 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.32% for Class 2 and Class 4 as a percentage of each Fund’s average daily net assets.

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investments in underlying funds, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Under the agreement, net operating expenses, including fees and expenses of underlying funds, will not exceed the amounts shown below for Class 4 shares through April 30, 2012:

Fund	Net expenses, including Underlying Fund fees and expense
Variable Portfolio – Conservative Portfolio	0.86%
Variable Portfolio – Moderately Conservative Portfolio	0.90
Variable Portfolio – Moderate Portfolio	0.94
Variable Portfolio – Moderately Aggressive Portfolio	0.98
Variable Portfolio – Aggressive Portfolio	0.99

For the year ended December 31, 2011, the total expenses, as a percentage of average daily net assets applicable to Class 4 shares, before fee waiver/expense reimbursements and including underlying fund fees and expenses were as follows:

Fund	Class 4 Annualized Expenses	Class 4 Underlying Fund Fees and Expenses	Class 4 Total Expenses
Variable Portfolio – Conservative Portfolio	0.27%	0.61%	0.88%
Variable Portfolio – Moderately Conservative Portfolio	0.27	0.66	0.93
Variable Portfolio – Moderate Portfolio	0.27	0.71	0.98
Variable Portfolio – Moderately Aggressive Portfolio	0.27	0.75	1.02
Variable Portfolio – Aggressive Portfolio	0.28	0.79	1.07

25	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Note 4. Portfolio Information

For the year ended to December 31, 2011, the cost of purchases and proceeds from sales of investments in underlying funds, for each fund aggregated to:

Fund	Purchases	Proceeds
Variable Portfolio – Conservative Portfolio	$994,745,649	$314,626,798
Variable Portfolio – Moderately Conservative Portfolio	965,852,223	146,169,817
Variable Portfolio – Moderate Portfolio	2,502,970,149	586,017,169
Variable Portfolio – Moderately Aggressive Portfolio	1,838,427,007	763,509,531
Variable Portfolio – Aggressive Portfolio	469,353,625	175,603,749

Transactions to realign each Fund’s portfolio following the mergers as described in Note 7 are excluded for purposes of calculating each Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales as follows:

Fund	Realignment Purchases	Realignment Proceeds
Variable Portfolio – Conservative Portfolio	$63,376,714	$63,329,927
Variable Portfolio – Moderately Conservative Portfolio	74,640,751	74,597,841
Variable Portfolio – Moderate Portfolio	143,763,959	143,701,959
Variable Portfolio – Moderately Aggressive Portfolio	84,826,512	84,800,895
Variable Portfolio – Aggressive Portfolio	34,427,180	34,421,106

Note 5. Investments in Underlying Affiliated Funds over 5%

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At December 31, 2011, each Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Variable Portfolio – Conservative Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Columbia Variable Portfolio – Cash Management Fund	19.45%
Variable Portfolio – J.P. Morgan Core Bond Fund	14.46
Variable Portfolio – American Century Diversified Bond Fund	13.91
Variable Portfolio – Eaton Vance Floating – Rate Income Fund	12.01
Columbia Variable Portfolio – Limited Duration Credit Fund	9.43
Variable Portfolio – PIMCO Mortgage – Backed Securities Fund	9.06
Variable Portfolio – Wells Fargo Short Duration Government Fund	8.68
Columbia Variable Portfolio – Diversified Bond Fund	8.12
Columbia Variable Portfolio – Short Duration U.S. Government Fund	7.99
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	6.91
Columbia Variable Portfolio – Strategic Income Fund	5.26
Columbia Variable Portfolio – Global Bond Fund	5.11

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	26

Notes to Financial Statements (continued)

Variable Portfolio – Moderately Conservative Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Variable Portfolio – PIMCO Mortgage – Backed Securities Fund	22.34%
Variable Portfolio – American Century Diversified Bond Fund	21.48
Variable Portfolio – J.P. Morgan Core Bond Fund	21.25
Columbia Variable Portfolio – Limited Duration Credit Fund	19.15
Variable Portfolio – Wells Fargo Short Duration Government Fund	18.66
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	13.66
Columbia Variable Portfolio – Short Duration U.S. Government Fund	13.54
Columbia Variable Portfolio – Cash Management Fund	12.94
Variable Portfolio – Eaton Vance Floating – Rate Income Fund	12.35
Columbia Variable Portfolio – Diversified Bond Fund	12.27
Variable Portfolio – Mondrian International Small Cap Fund	11.76
Variable Portfolio – Jennison Mid Cap Growth Fund	10.84
Variable Portfolio – Morgan Stanley Global Real Estate Fund	10.57
Variable Portfolio – Columbia Wanger International Equities Fund	9.88
Variable Portfolio – Pyramis International Equity Fund	9.16
Variable Portfolio – NFJ Dividend Value Fund	9.11
Variable Portfolio – MFS Value Fund	9.10
Variable Portfolio – Invesco International Growth Fund	8.93
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	8.90
Variable Portfolio – Partners Small Cap Growth Fund	8.82
Variable Portfolio – Columbia Wanger U.S. Equities Fund	8.82
Variable Portfolio – DFA International Value Fund	8.81
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	8.35
Variable Portfolio – Marsico Growth Fund	8.33
Variable Portfolio – American Century Growth Fund	8.25
Variable Portfolio – Davis New York Venture Fund	8.07
Columbia Variable Portfolio – Global Bond Fund	7.39
Columbia Variable Portfolio – Income Opportunities Fund	7.13
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	7.12
Variable Portfolio – Partners Small Cap Value Fund	7.00
Columbia Variable Portfolio – Strategic Income Fund	5.42
Columbia Variable Portfolio – Diversified Equity Income Fund	5.23

27	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Variable Portfolio – Moderate Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Columbia Variable Portfolio – Strategic Income Fund	55.31%
Variable Portfolio – J.P. Morgan Core Bond Fund	52.44
Variable Portfolio – American Century Diversified Bond Fund	49.04
Columbia Variable Portfolio – Income Opportunities Fund	48.51
Variable Portfolio – Morgan Stanley Global Real Estate Fund	48.19
Columbia Variable Portfolio – Limited Duration Credit Fund	47.72
Variable Portfolio – PIMCO Mortgage – Backed Securities Fund	47.02
Variable Portfolio – Columbia Wanger International Equities Fund	46.47
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	45.27
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	44.71
Variable Portfolio – DFA International Value Fund	43.49
Variable Portfolio – Invesco International Growth Fund	43.47
Variable Portfolio – Mondrian International Small Cap Fund	43.19
Variable Portfolio – NFJ Dividend Value Fund	42.86
Variable Portfolio – Wells Fargo Short Duration Government Fund	42.84
Variable Portfolio – MFS Value Fund	42.61
Variable Portfolio – American Century Growth Fund	42.20
Variable Portfolio – Eaton Vance Floating – Rate Income Fund	42.12
Variable Portfolio – Jennison Mid Cap Growth Fund	42.02
Variable Portfolio – Marsico Growth Fund	42.00
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	41.94
Variable Portfolio – Davis New York Venture Fund	40.98
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	39.84
Variable Portfolio – Pyramis International Equity Fund	39.19
Variable Portfolio – Columbia Wanger U.S. Equities Fund	39.08
Variable Portfolio – Partners Small Cap Value Fund	36.83
Variable Portfolio – Partners Small Cap Growth Fund	34.97
Columbia Variable Portfolio – Global Bond Fund	34.59
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	27.60
Columbia Variable Portfolio – Diversified Bond Fund	27.31
Columbia Variable Portfolio – Short Duration U.S. Government Fund	27.13
Columbia Variable Portfolio – Diversified Equity Income Fund	23.83

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	28

Notes to Financial Statements (continued)

Variable Portfolio – Moderately Aggressive Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Variable Portfolio – Partners Small Cap Growth Fund	40.75%
Variable Portfolio – Pyramis International Equity Fund	37.27
Variable Portfolio – Columbia Wanger U.S. Equities Fund	36.56
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	35.96
Variable Portfolio – Marsico Growth Fund	35.88
Variable Portfolio – American Century Growth Fund	35.82
Variable Portfolio – MFS Value Fund	34.73
Variable Portfolio – Invesco International Growth Fund	34.71
Variable Portfolio – NFJ Dividend Value Fund	34.52
Variable Portfolio – DFA International Value Fund	34.07
Variable Portfolio – Davis New York Venture Fund	34.07
Variable Portfolio – Jennison Mid Cap Growth Fund	31.81
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	31.53
Variable Portfolio – Columbia Wanger International Equities Fund	29.96
Variable Portfolio – Mondrian International Small Cap Fund	29.67
Variable Portfolio – Partners Small Cap Value Fund	29.56
Variable Portfolio – Morgan Stanley Global Real Estate Fund	29.29
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	28.14
Variable Portfolio – Eaton Vance Floating – Rate Income Fund	25.96
Variable Portfolio – Wells Fargo Short Duration Government Fund	25.29
Columbia Variable Portfolio – Strategic Income Fund	22.35
Columbia Variable Portfolio – Global Bond Fund	21.42
Columbia Variable Portfolio – Limited Duration Credit Fund	20.58
Columbia Variable Portfolio – Income Opportunities Fund	19.85
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	19.64
Columbia Variable Portfolio – Diversified Equity Income Fund	19.44
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	19.05
Variable Portfolio – PIMCO Mortgage – Backed Securities Fund	19.01
Columbia Variable Portfolio – Short Duration U.S. Government Fund	16.64
Variable Portfolio – American Century Diversified Bond Fund	14.36
Columbia Variable Portfolio – Diversified Bond Fund	13.71
Variable Portfolio – J.P. Morgan Core Bond Fund	10.47

29	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Variable Portfolio – Aggressive Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Variable Portfolio – Partners Small Cap Growth Fund	12.97%
Variable Portfolio – Columbia Wanger U.S. Equities Fund	12.16
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	11.61
Variable Portfolio – Jennison Mid Cap Growth Fund	11.56
Variable Portfolio – Columbia Wanger International Equities Fund	11.43
Variable Portfolio – DFA International Value Fund	11.26
Variable Portfolio – Pyramis International Equity Fund	11.07
Variable Portfolio – Mondrian International Small Cap Fund	11.06
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	11.05
Variable Portfolio – Marsico Growth Fund	11.02
Variable Portfolio – American Century Growth Fund	11.01
Variable Portfolio – MFS Value Fund	10.81
Variable Portfolio – NFJ Dividend Value Fund	10.75
Variable Portfolio – Invesco International Growth Fund	10.66
Variable Portfolio – Davis New York Venture Fund	10.13
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	9.24
Variable Portfolio – Partners Small Cap Value Fund	9.23
Variable Portfolio – Morgan Stanley Global Real Estate Fund	7.60
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	6.80
Variable Portfolio – Eaton Vance Floating – Rate Income Fund	6.66
Columbia Variable Portfolio – Diversified Equity Income Fund	5.97
Columbia Variable Portfolio – Strategic Income Fund	5.75

Note 6. Shareholder Concentration

At December 31, 2011, affiliated shareholder accounts owned 100% of all outstanding shares of each Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 7. Fund Merger

Variable Portfolio – Conservative Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Conservative Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Conservative, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Conservative Portfolio immediately before the acquisition were $1,959,931,198 and the combined net assets immediately after the acquisition were $2,023,371,482.

The merger was accomplished by a tax-free exchange of 5,657,227 shares of Disciplined Asset Allocation Portfolios –Conservative valued at $63,440,284 (including $5,178,613 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Conservative shares, Variable Portfolio – Conservative Portfolio issued 5,828,816 shares for Class 2.

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Conservative Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Conservative’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio – Conservative Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Conservative that have been included in the combined Fund’s Statement of Operations since the merger was completed.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	30

Notes to Financial Statements (continued)

Assuming the merger had been completed on January 1, 2011, Variable Portfolio – Conservative Portfolio’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $37.6 million, $42.7 million, $(6.5) million, and $73.8 million, respectively.

Variable Portfolio – Moderately Conservative Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Moderately Conservative Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Moderately Conservative, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Moderately Conservative Portfolio immediately before the acquisition were $4,892,029,967 and the combined net assets immediately after the acquisition were $4,967,044,323.

The merger was accomplished by a tax-free exchange of 6,845,648 shares of Disciplined Asset Allocation Portfolios –Moderately Conservative valued at $75,014,356 (including $7,734,657 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Moderately Conservative shares, Variable Portfolio – Moderately Conservative Portfolio issued 6,663,260 shares for Class 2.

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Moderately Conservative Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Moderately Conservative’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio – Moderately Conservative Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Moderately Conservative that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio – Moderately Conservative Portfolio’s proforma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $80.6 million, $60.2 million, $(44.0) million, and $96.8 million, respectively.

Variable Portfolio – Moderate Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Moderate Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Moderate, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Moderate Portfolio immediately before the acquisition were $19,350,638,941 and the combined net assets immediately after the acquisition were $19,495,706,540.

The merger was accomplished by a tax-free exchange of 13,454,504 shares of Disciplined Asset Allocation Portfolios –Moderate valued at $145,067,599 (including $19,122,698 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Moderate shares, Variable Portfolio – Moderate Portfolio issued 12,460,442 shares for Class 2.

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Moderate Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Moderate’s cost of investments was carried forward.

31	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

The financial statements reflect the operations of Variable Portfolio – Moderate Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Moderate that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio – Moderate Portfolio’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2011, would have been approximately $313.4 million, $184.2 million, $(464.3) million, and $33.3 million, respectively.

Variable Portfolio – Moderately Aggressive Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Moderately Aggressive Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Moderately Aggressive, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Moderately Aggressive Portfolio immediately before the acquisition were $12,904,118,662 and the combined net assets immediately after the acquisition were $12,989,970,877.

The merger was accomplished by a tax-free exchange of 7,987,884 shares of Disciplined Asset Allocation Portfolios –Moderately Aggressive valued at $85,852,215 (including $12,935,793 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Moderately Aggressive shares, Variable Portfolio – Moderately Aggressive Portfolio issued 7,191,772 shares for Class 2.

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Moderately Aggressive Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Moderately Aggressive’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio – Moderately Aggressive Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Moderately Aggressive that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio – Moderately Aggressive Portfolio’s proforma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $161.0 million, $129.6 million, $(492.4) million, and $(201.8) million, respectively.

Variable Portfolio – Aggressive Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Aggressive Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Aggressive, a series of RiverSource Variable Series Trust. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Aggressive Portfolio immediately before the acquisition were $3,340,413,252 and the combined net assets immediately after the acquisition were $3,375,362,729.

The merger was accomplished by a tax-free exchange of 3,271,114 shares of Disciplined Asset Allocation Portfolios –Aggressive valued at $34,949,477 (including $5,849,448 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Aggressive shares, Variable Portfolio – Aggressive Portfolio issued 2,872,985 shares for Class 2.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	32

Notes to Financial Statements (continued)

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Aggressive Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Aggressive’s cost of investments was carried forward.

The financial statements reflect the operations of Variable Portfolio – Aggressive Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Aggressive that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, Variable Portfolio – Aggressive Portfolio’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended December 31, 2011, would have been approximately $27.1 million, $35.1 million, $(164.4) million, and $(102.2) million, respectively.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

33	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT	34

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderately Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in affiliated funds, of Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderately Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio (the Funds) (five of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from May 7, 2010 (when shares became available) to December 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderately Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Aggressive Portfolio, and Variable Portfolio – Aggressive Portfolio of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and for the period from May 7, 2010 (when shares became available) to December 31, 2010, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 22, 2012

35	VARIABLE PORTFOLIOS — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.8%

CONSUMER DISCRETIONARY 10.0%
Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A(a)	29,000	$1,562,230
Household Durables 0.4%
Tempur-Pedic International, Inc.(a)(b)	14,077	739,465
Internet & Catalog Retail 1.6%
Netflix, Inc.(a)(b)	6,290	435,834
priceline.com, Inc.(a)	4,849	2,267,926

Total		2,703,760
Media 3.5%
Comcast Corp., Class A	110,500	2,619,955
DIRECTV, Class A(a)	70,274	3,004,916
DISH Network Corp., Class A	16,600	472,768

Total		6,097,639
Specialty Retail 3.6%
AutoZone, Inc.(a)(b)	9,230	2,999,473
GameStop Corp., Class A(a)(b)	8,300	200,279
Limited Brands, Inc.	71,884	2,900,519
Ross Stores, Inc.	5,288	251,339

Total		6,351,610
TOTAL CONSUMER DISCRETIONARY		17,454,704

CONSUMER STAPLES 11.3%
Beverages 1.2%
Coca-Cola Enterprises, Inc.	79,396	2,046,829
Food & Staples Retailing 4.6%
Kroger Co. (The)	51,879	1,256,509
Wal-Mart Stores, Inc.	87,301	5,217,108
Walgreen Co.(b)	47,806	1,580,466

Total		8,054,083
Food Products 0.9%
Hershey Co. (The)(b)	25,300	1,563,034
Household Products 0.1%
Kimberly-Clark Corp.(b)	3,292	242,160
Tobacco 4.5%
Lorillard, Inc.	18,100	2,063,400
Philip Morris International, Inc.	73,429	5,762,708

Total		7,826,108
TOTAL CONSUMER STAPLES		19,732,214

Issuer	Shares	Value
Common Stocks (continued)

ENERGY 11.8%
Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	39,183	$2,664,052
Oil, Gas & Consumable Fuels 10.3%
Apache Corp.	31,479	2,851,368
Chevron Corp.(c)	60,806	6,469,758
ConocoPhillips(b)	26,953	1,964,065
Exxon Mobil Corp.	30,909	2,619,847
Marathon Oil Corp.	46,697	1,366,821
Tesoro Corp.(a)	79,786	1,863,801
Valero Energy Corp.	42,331	891,068

Total		18,026,728
TOTAL ENERGY		20,690,780

FINANCIALS 12.8%
Capital Markets 1.6%
BlackRock, Inc.(b)	1,000	178,240
Franklin Resources, Inc.(b)	27,400	2,632,044

Total		2,810,284
Commercial Banks 0.2%
Wells Fargo & Co.	10,400	286,624
Consumer Finance 1.7%
Capital One Financial Corp.(b)	6,462	273,278
Discover Financial Services	114,942	2,758,608

Total		3,031,886
Diversified Financial Services 4.6%
Citigroup, Inc.	41,805	1,099,889
IntercontinentalExchange, Inc.(a)(b)	10,600	1,277,830
JPMorgan Chase & Co.	141,300	4,698,225
Moody’s Corp.(b)	28,400	956,512

Total		8,032,456
Insurance 2.7%
Aflac, Inc.	74,193	3,209,589
Genworth Financial, Inc., Class A(a)	44,600	292,130
Lincoln National Corp.(b)	32,974	640,355
Reinsurance Group of America, Inc.	12,916	674,861

Total		4,816,935

The accompanying Notes to Financial Statements are an integral part of this statement.

1	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS (cont.)
Real Estate Investment Trusts (REITs) 2.0%
Public Storage	2,200	$295,812
Simon Property Group, Inc.(b)	24,971	3,219,761

Total		3,515,573
TOTAL FINANCIALS		22,493,758
HEALTH CARE 12.6%
Biotechnology 1.5%
Amgen, Inc.	38,800	2,491,348
Gilead Sciences, Inc.(a)	4,169	170,637

Total		2,661,985
Health Care Providers & Services 2.5%
Humana, Inc.	100	8,761
UnitedHealth Group, Inc.	88,382	4,479,200

Total		4,487,961
Pharmaceuticals 8.6%
Abbott Laboratories	18,700	1,051,501
Bristol-Myers Squibb Co.	58,327	2,055,443
Eli Lilly & Co.(b)	83,989	3,490,583
Merck & Co., Inc.	74,723	2,817,057
Pfizer, Inc.	258,492	5,593,767

Total		15,008,351
TOTAL HEALTH CARE		22,158,297
INDUSTRIALS 10.4%
Aerospace & Defense 4.5%
General Dynamics Corp.	35,288	2,343,476
Lockheed Martin Corp.	23,182	1,875,424
Northrop Grumman Corp.(b)	1,100	64,328
Raytheon Co.(b)	43,670	2,112,755
United Technologies Corp.	20,716	1,514,132

Total		7,910,115
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	18,074	1,322,836
Commercial Services & Supplies 0.8%
Pitney Bowes, Inc.(b)	12,352	229,006
RR Donnelley & Sons Co.(b)	80,483	1,161,370

Total		1,390,376
Industrial Conglomerates 2.9%
General Electric Co.	122,041	2,185,754
Tyco International Ltd.(d)	63,216	2,952,820

Total		5,138,574

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Machinery 0.1%
Parker Hannifin Corp.(b)	2,700	$205,875
Professional Services 1.3%
Dun & Bradstreet Corp. (The)	30,674	2,295,335
TOTAL INDUSTRIALS		18,263,111

INFORMATION TECHNOLOGY 19.4%
Computers & Peripherals 6.6%
Apple, Inc.(a)	22,532	9,125,460
Dell, Inc.(a)	165,000	2,413,950

Total		11,539,410
IT Services 5.2%
International Business Machines Corp.	32,257	5,931,417
Mastercard, Inc., Class A(b)	8,417	3,138,026

Total		9,069,443
Semiconductors & Semiconductor Equipment 3.8%
Atmel Corp.(a)	39,100	316,710
Intel Corp.	187,200	4,539,600
LSI Corp.(a)	55,400	329,630
Micron Technology, Inc.(a)	178,925	1,125,438
Teradyne, Inc.(a)(b)	30,200	411,626

Total		6,723,004
Software 3.8%
Microsoft Corp.	208,712	5,418,164
Oracle Corp.	11,100	284,715
VMware, Inc., Class A(a)(b)	10,895	906,355

Total		6,609,234
TOTAL INFORMATION TECHNOLOGY		33,941,091

MATERIALS 3.7%
Chemicals 2.6%
CF Industries Holdings, Inc.	18,908	2,741,282
Eastman Chemical Co.	45,736	1,786,448

Total		4,527,730
Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc.	54,192	1,993,724
TOTAL MATERIALS		6,521,454

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	2

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
AT&T, Inc.(b)	21,791	$658,960
Verizon Communications, Inc.	112,856	4,527,782

Total		5,186,742
TOTAL TELECOMMUNICATION SERVICES		5,186,742

UTILITIES 3.8%
Electric Utilities 1.8%
Exelon Corp.(b)	70,117	3,040,974
Independent Power Producers & Energy Traders 1.1%
AES Corp. (The)(a)	166,541	1,971,846
Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	47,884	1,580,651
TOTAL UTILITIES		6,593,471
Total Common Stocks (Cost: $152,260,182)		$173,035,622
	Shares	Value
Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	2,308,414	$2,308,414
Total Money Market Funds (Cost: $2,308,414)		$2,308,414

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.8%
Asset-Backed Commercial Paper 0.6%
Grampian Funding LLC
01/23/12	0.320%	$999,698	$999,698
Repurchase Agreements 10.2%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(g)
	0.050%	5,000,000	5,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $4,000,062(g)
	0.140%	4,000,000	4,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $8,984,533(g)
	0.080%	8,984,453	8,984,453

Total			17,984,453
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $18,984,151)			$18,984,151
Total Investments
(Cost: $173,552,747)			$194,328,187
Other Assets & Liabilities, Net			(19,103,238)
Net Assets			$175,224,949

Investment in Derivatives

Futures Contracts Outstanding at December 31, 2011
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	7	$2,192,050	March 2012	$47,776	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

The accompanying Notes to Financial Statements are an integral part of this statement.

3	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(c)	At December 31, 2011, investments in securities included securities valued at $530,936 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $2,952,820 or 1.69% of net assets.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$917,545	$22,080,670	$(20,689,801)	$—	$2,308,414	$4,212	$2,308,414

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	4

Portfolio of Investments (continued)

Fair Value Measurements

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$1,037,365
Fannie Mae REMICS	378,240
Fannie Mae Whole Loan	1,250
Fannie Mae-Aces	4,590
Federal Farm Credit Bank	35,229
Federal Home Loan Banks	39,734
Federal Home Loan Mortgage Corp	31,637
Federal National Mortgage Association	65,638
Freddie Mac Gold Pool	445,666
Freddie Mac Non Gold Pool	133,664
Freddie Mac Reference REMIC	11
Freddie Mac REMICS	301,719
Ginnie Mae I Pool	519,041
Ginnie Mae II Pool	695,363
Government National Mortgage Association	170,653
United States Treasury Bill	6,425
United States Treasury Note/Bond	208,561
United States Treasury Strip Coupon	5,214
Total Market Value of Collateral Securities	$4,080,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$2,768,839
Freddie Mac REMICS	973,791
Government National Mortgage Association	5,421,512
Total Market Value of Collateral Securities	$9,164,142

The accompanying Notes to Financial Statements are an integral part of this statement.

5	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

Fair Value Measurements (continued)

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	6

Portfolio of Investments (continued)

Fair Value Measurements

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair Value at December 31, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$17,454,704	$—	$—	$17,454,704
Consumer Staples	19,732,214	—	—	19,732,214
Energy	20,690,780	—	—	20,690,780
Financials	22,493,758	—	—	22,493,758
Health Care	22,158,297	—	—	22,158,297
Industrials	18,263,111	—	—	18,263,111
Information Technology	33,941,091	—	—	33,941,091
Materials	6,521,454	—	—	6,521,454
Telecommunication Services	5,186,742	—	—	5,186,742
Utilities	6,593,471	—	—	6,593,471
Total Equity Securities	173,035,622	—	—	173,035,622
Other
Money Market Funds	2,308,414	—	—	2,308,414
Investments of Cash Collateral Received for Securities on Loan	—	18,984,151	—	18,984,151
Total Other	2,308,414	18,984,151	—	21,292,565
Investments in Securities	175,344,036	18,984,151	—	194,328,187
Derivatives(c)
Assets
Futures Contracts	47,776	—	—	47,776
Total	$175,391,812	$18,984,151	$—	$194,375,963

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

7	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	8

Statement of Assets and Liabilities

December 31, 2011

Assets
Investments, at value*
Unaffiliated issuers (identified cost $152,260,182)	$173,035,622
Affiliated issuers (identified cost $2,308,414)	2,308,414
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $999,698)	999,698
Repurchase agreements (identified cost $17,984,453)	17,984,453
Total investments (identified cost $173,552,747)	194,328,187
Receivable for:
Dividends	197,823
Interest	1,576
Reclaims	3,102
Expense reimbursement due from Investment Manager	10,471
Prepaid expense	8,235
Total assets	194,549,394
Liabilities
Due upon return of securities on loan	18,984,151
Payable for:
Capital shares purchased	230,148
Variation margin on futures contracts	8,400
Investment management fees	57,186
Other expenses	44,560
Total liabilities	19,324,445
Net assets applicable to outstanding capital stock	$175,224,949
*Value of securities on loan	$18,430,838
Net Assets	$175,224,949
Shares outstanding	21,387,753
Net asset value per share	$8.19

The accompanying Notes to Financial Statements are an integral part of this statement.

9	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2011

Net investment income
Income:
Dividends	$4,410,475
Dividends from affiliates	4,212
Income from securities lending — net	12,763
Total income	4,427,450
Expenses:
Investment management fees	731,722
Compensation of board members	7,252
Custodian fees	37,686
Printing and postage fees	24,797
Professional fees	30,004
Other	3,613
Total expenses	835,074
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(103,235)
Total net expenses	731,839
Net investment income	3,695,611
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	12,883,457
Foreign currency translations	31
Futures contracts	(156,569)
Net realized gain	12,726,919
Net change in unrealized appreciation (depreciation) on:
Investments	(3,735,771)
Foreign currency translations	231
Futures contracts	47,776
Net change in unrealized depreciation	(3,687,764)
Net realized and unrealized gain	9,039,155
Net increase in net assets resulting from operations	$12,734,766

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	10

Statement of Changes in Net Assets

Year ended December 31,	2011	2010
Operations
Net investment income	$3,695,611	$4,419,990
Net realized gain	12,726,919	16,114,016
Net change in unrealized appreciation (depreciation)	(3,687,764)	7,424,601
Net increase in net assets resulting from operations	12,734,766	27,958,607
Increase (decrease) in net assets from share transactions	(23,832,043)	(28,472,782)
Total decrease in net assets	(11,097,277)	(514,175)
Net assets at beginning of year	186,322,226	186,836,401
Net assets at end of year	$175,224,949	$186,322,226

Year ended December 31,	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	99,728	793,777	51,708	340,739
Redemptions	(3,069,359)	(24,625,820)	(4,210,511)	(28,813,521)
Total decrease	(2,969,631)	(23,832,043)	(4,158,803)	(28,472,782)
Total net decrease	(2,969,631)	(23,832,043)	(4,158,803)	(28,472,782)

The accompanying Notes to Financial Statements are an integral part of this statement.

11	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of expenses that apply to the variable accounts or annuity charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$7.65	$6.55	$5.27	$10.30	$10.97
Income from investment operations
Net investment income (loss)	0.16	0.17	0.12	0.17	0.19
Net realized and unrealized gain (loss)	0.38	0.93	1.16	(4.01)	0.15
Total from investment operations	0.54	1.10	1.28	(3.84)	0.34
Net investment income	—	—	—	(0.02)	(0.17)
Net realized gains	—	—	—	(1.17)	(0.84)
Total distributions to Shareholders	—	—	—	(1.19)	(1.01)
Net asset value, end of period	$8.19	$7.65	$6.55	$5.27	$10.30
Total return	7.06%	16.76%	24.40%	(41.62% )	3.32%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.46%	0.45%	0.44%	0.48%	0.48%
Net expenses after fees waived or expenses reimbursed(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.02%	2.44%	2.25%	2.07%	1.68%
Supplemental data
Net assets, end of period (in thousands)	$175,225	$186,322	$186,836	$174,866	$365,162
Portfolio turnover	52%	109%	76%	103%	65%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	12

Notes to Financial Statements

December 31, 2011

Note	1. Organization

Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Funds directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

13	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	14

Notes to Financial Statements (continued)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

15	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	16

Notes to Financial Statements (continued)

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$47,776	*	Net assets — unrealized depreciation on futures contracts	$—	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations

for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Futures Contracts
Equity contracts	$(156,569)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$47,776

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Futures contracts	97

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

17	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	18

Notes to Financial Statements (continued)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.40% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including, Fund boardroom and office expense, employee compensation,

19	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $1,709.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $95,075,182 and $115,352,838, respectively, for the year ended December 31, 2011.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	20

Notes to Financial Statements (continued)

Note	5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, securities valued at $18,430,838 were on loan, secured by cash collateral of $18,984,151 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included

21	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	7. Shareholder Concentration

At December 31, 2011, RiverSource Life Insurance Company, an affiliate of the Fund, owned 100% of the Fund’s shares. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note	8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the year ended December 31, 2011.

Note	9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	22

Notes to Financial Statements (continued)

are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various

23	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	24

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of Columbia Variable Portfolio – Core Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Core Equity Fund (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

25	COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Core Equity Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 22, 2012

COLUMBIA VARIABLE PORTFOLIO – CORE EQUITY FUND — 2011 ANNUAL REPORT	26

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

December 31, 2011

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.7%
HEALTH CARE 2.2%
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	7,400	$366,152
Sirona Dental Systems, Inc.(a)	4,900	215,796

Total		581,948
Life Sciences Tools & Services 1.4%
Life Technologies Corp.(a)	9,500	369,645
Thermo Fisher Scientific, Inc.(a)	16,800	755,496

Total		1,125,141
TOTAL HEALTH CARE		1,707,089
INDUSTRIALS 1.6%
Electrical Equipment 1.6%
Nidec Corp.(b)	14,800	1,285,025

TOTAL INDUSTRIALS		1,285,025
INFORMATION TECHNOLOGY 90.9%
Communications Equipment 4.9%
Cisco Systems, Inc.	19,300	348,944
F5 Networks, Inc.(a)	3,800	403,256
Juniper Networks, Inc.(a)	20,500	418,405
QUALCOMM, Inc.	48,648	2,661,045

Total		3,831,650
Computers & Peripherals 17.3%
Apple, Inc.(a)	9,800	3,969,000
Asustek Computer, Inc.(b)	64,000	454,759
Dell, Inc.(a)	129,200	1,890,196
Electronics for Imaging, Inc.(a)(c)	38,000	541,500
EMC Corp.(a)	96,800	2,085,072
NetApp, Inc.(a)	64,400	2,335,788
Seagate Technology PLC(b)	61,000	1,000,400
Western Digital Corp.(a)	42,500	1,315,375

Total		13,592,090
Electronic Equipment, Instruments & Components 4.2%
Avnet, Inc.(a)(c)	35,200	1,094,368
Jabil Circuit, Inc.(c)	33,500	658,610
Kyocera Corp.(b)	6,100	489,181
Nippon Electric Glass Co., Ltd.(b)	62,500	615,265
Tripod Technology Corp.(b)	10	24
Unimicron Technology Corp.(b)	376,400	442,051

Total		3,299,499
Internet Software & Services 2.4%
Akamai Technologies, Inc.(a)	3,400	109,752
Baidu, Inc., ADR(a)(b)	11,500	1,339,405
eBay, Inc.(a)	13,400	406,422

Total		1,855,579
IT Services 8.3%
Amdocs Ltd.(a)(b)	123,210	3,515,181
InterXion Holding NV(a)(b)	8,153	109,658
VeriFone Systems, Inc.(a)(c)	35,400	1,257,408

Issuer	Shares	Value
Common Stocks (continued)
IT Services (cont.)
Visa, Inc., Class A	15,800	$1,604,174

Total		6,486,421
Office Electronics 2.0%
Xerox Corp.	197,200	1,569,712
Semiconductors & Semiconductor Equipment 15.9%
Advanced Micro Devices, Inc.(a)(c)	565,972	3,056,249
Advanced Semiconductor Engineering, Inc.(b)	51	44
ASML Holding NV(b)	30,000	1,260,923
ASML Holding NV, NY Registered Shares, ADR(b)	2,100	87,759
Broadcom Corp., Class A(a)	17,700	519,672
KLA-Tencor Corp.(c)	49,600	2,393,200
Lattice Semiconductor Corp.(a)	98,600	585,684
Marvell Technology Group Ltd.(a)(b)	79,400	1,099,690
Microsemi Corp.(a)(c)	36,900	618,075
Novellus Systems, Inc.(a)	63,700	2,630,173
Teradyne, Inc.(a)	12,800	174,464

Total		12,425,933
Software 35.9%
Application Software 17.3%
Citrix Systems, Inc.(a)	4,300	261,096
JDA Software Group, Inc.(a)	45,300	1,467,267
NICE Systems Ltd., ADR(a)(b)(c)	23,600	813,020
Nuance Communications, Inc.(a)(c)	108,000	2,717,280
Parametric Technology Corp.(a)	155,342	2,836,545
SAP AG, ADR(b)	7,200	381,240
Synopsys, Inc.(a)	152,700	4,153,440
Taleo Corp., Class A(a)	23,900	924,691

Total		13,554,579
Systems Software 18.6%
BMC Software, Inc.(a)	102,630	3,364,211
Check Point Software Technologies Ltd.(a)(b)(c)	30,512	1,603,101
Microsoft Corp.	115,200	2,990,592
Oracle Corp.	91,100	2,336,715
Red Hat, Inc.(a)	10,400	429,416
Symantec Corp.(a)	234,523	3,670,285
VMware, Inc., Class A(a)(c)	1,900	158,061

Total		14,552,381
TOTAL INFORMATION TECHNOLOGY		71,167,844
Total Common Stocks
(Cost: $72,823,946)		$74,159,958

	Shares	Value
Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	4,543,965	$4,543,965
Total Money Market Funds
(Cost: $4,543,965)		$4,543,965

The accompanying Notes to Financial Statements are an integral part of this statement.

1	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Seligman Global Technology Fund

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 10.7%
Repurchase Agreements 10.7%
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $2,000,022(f)	0.100%	$2,000,000	$2,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $6,352,639(f)	0.080%	6,352,583	6,352,583

Total			8,352,583
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $8,352,583)			$8,352,583
Total Investments
(Cost: $85,720,494)			$87,056,506
Other Assets & Liabilities, Net			(8,735,884)
Net Assets			$78,320,622

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co.	Jan. 3, 2012	91,485 (USD	)	70,691 (EUR	)	$6	$—
Morgan Stanley & Co.	Jan. 4, 2012	173,376 (USD	)	13,518,805 (JPY	)	2,262	—
Total						$2,268	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $14,496,726 or 18.51% of net assets.

(c)	At December 31, 2011, security was partially or fully on loan.

(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)	Investments in affiliates during the year ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$706,843	$53,287,220	$(49,450,098)	$—	$4,543,965	$7,579	$4,543,965

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	2

Portfolio of Investments (continued)

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$1,010,314
Ginnie Mae I Pool	500,614
Ginnie Mae II Pool	529,072
Total Market Value of Collateral Securities	$2,040,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$1,957,746
Freddie Mac REMICS	688,532
Government National Mortgage Association	3,833,356
Total Market Value of Collateral Securities	$6,479,634

Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
EUR	European Monetary Unit
JPY	Japanese Yen
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

3	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

Columbia Variable Portfolio – Seligman Global Technology Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	4

Portfolio of Investments (continued)

Columbia Variable Portfolio – Seligman Global Technology Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Health Care	$1,707,089	$—	$—	$1,707,089
Industrials	—	1,285,025	—	1,285,025
Information Technology	67,905,597	3,262,247	—	71,167,844
Total Equity Securities	69,612,686	4,547,272	—	74,159,958
Other
Money Market Funds	4,543,965	—	—	4,543,965
Investments of Cash Collateral Received for Securities on Loan	—	8,352,583	—	8,352,583
Total Other	4,543,965	8,352,583	—	12,896,548
Investments in Securities	74,156,651	12,899,855	—	87,056,506
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	2,268	—	2,268
Total	$74,156,651	$12,902,123	$—	$87,058,774
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

5	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2011
Assets
Investments, at value*
Unaffiliated issuers (identified cost $72,823,946)	$74,159,958
Affiliated issuers (identified cost $4,543,965)	4,543,965
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $8,352,583)	8,352,583
Total investments (identified cost $85,720,494)	87,056,506
Foreign currency (identified cost $1)	1
Unrealized appreciation on forward foreign currency exchange contracts	2,268
Receivable for:
Capital shares sold	144,146
Dividends	11,769
Interest	557
Expense reimbursement due from Investment Manager	72,419
Prepaid expense	5,875
Total assets	87,293,541
Liabilities
Due upon return of securities on loan	8,352,583
Payable for:
Investments purchased	267,129
Capital shares purchased	188,867
Investment management fees	61,362
Distribution fees	10,885
Transfer agent fees	3,875
Administration fees	5,167
Other expenses	83,051
Total liabilities	8,972,919
Net assets applicable to outstanding capital stock	$78,320,622
Represented by
Paid-in capital	$77,915,581
Excess of distributions over net investment income	(2,351)
Accumulated net realized loss	(928,770)
Unrealized appreciation (depreciation) on:
Investments	1,336,012
Foreign currency translations	(2,118)
Forward foreign currency exchange contracts	2,268
Total — representing net assets applicable to outstanding capital stock	$78,320,622
*Value of securities on loan	$ 9,400,649
Net assets
Class 1	$25,223,045
Class 2	$53,097,577
Shares outstanding
Class 1	1,293,634
Class 2	2,783,764
Net asset value per share
Class 1	$ 19.50
Class 2	$ 19.07

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	6

Statement of Operations

Year ended December 31, 2011

Net investment income
Income:
Dividends	$494,795
Interest	85
Dividends from affiliates	7,579
Income from securities lending — net	7,986
Foreign taxes withheld	(26,719)
Total income	483,726
Expenses:
Investment management fees	607,849
Distribution fees
Class 2	102,220
Transfer agent fees
Class 1	13,857
Class 2	24,532
Administration fees	51,188
Compensation of board members	5,206
Custodian fees	17,911
Printing and postage fees	88,281
Professional fees	45,835
Other	7,823
Total expenses	964,702
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(228,985)
Total net expenses	735,717
Net investment loss	(251,991)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,507,467
Foreign currency translations	(31,467)
Forward foreign currency exchange contracts	26,947
Net realized gain	2,502,947
Net change in unrealized appreciation (depreciation) on:
Investments	(7,646,097)
Foreign currency translations	(2,131)
Forward foreign currency exchange contracts	2,268
Net change in unrealized depreciation	(7,645,960)
Net realized and unrealized loss	(5,143,013)
Net decrease in net assets from operations	$(5,395,004)

The accompanying Notes to Financial Statements are an integral part of this statement.

7	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

Statement of Changes in Net Assets

	2011	2010
Operations
Net investment loss	$(251,991)	$(38,022)
Net realized gain	2,502,947	826,429
Net change in unrealized depreciation	(7,645,960)	(31,046)
Net increase (decrease) in net assets resulting from operations	(5,395,004)	757,361
Increase (decrease) in net assets from capital share transactions	77,779,944	(1,213,847)
Total increase (decrease) in net assets	72,384,940	(456,486)
Net assets at beginning of year	5,935,682	6,392,168
Net assets at end of year	$78,320,622	$5,935,682
Excess of distributions over net investment income	$(2,351)	$(186)

	Year ended December 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	32,477	661,467	8,011	146,175
Fund merger	1,259,171	26,283,989	—	—
Redemptions	(193,896)	(3,957,824)	(36,665)	(672,195)
Net increase (decrease)	1,097,752	22,987,632	(28,654)	(526,020)
Class 2 shares
Subscriptions	907,021	18,037,247	35,013	667,753
Fund merger	2,205,485	45,130,273	—	—
Redemptions	(421,479)	(8,375,208)	(76,691)	(1,355,580)
Net increase (decrease)	2,691,027	54,792,312	(41,678)	(687,827)
Total net increase (decrease)	3,788,779	77,779,944	(70,332)	(1,213,847)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	8

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
	2011	2010		2009		2008	2007
Class 1
Per share data
Net asset value, beginning of period	$20.69	$17.91		$11.03		$18.46	$15.99
Income from investment operations:
Net investment loss	(0.05)	(0.10)		(0.19)		(0.21)	(0.25)
Net realized and unrealized gain (loss)	(1.14)	2.88		7.07		(7.22)	2.72
Total from investment operations	(1.19)	2.78		6.88		(7.43)	2.47
Net asset value, end of period	$19.50	$20.69		$17.91		$11.03	$18.46
Total return	(5.75% )	15.52%		62.38%		(40.25% )	15.45%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.36%	2.84%		3.86%		3.54%	3.04%
Net expenses after fees waived or expenses reimbursed(b)	0.99%	1.30%		1.90%		1.90%	1.90%
Net investment loss	(0.23% )	(0.57%	)	(1.38%	)	(1.38% )	(1.44%	)
Supplemental data
Net assets, end of period (in thousands)	$25,223	$4,053		$4,022		$2,754	$5,644
Portfolio turnover	99%	96%		153%		161%	198%

	Year ended Dec. 31,
	2011	2010		2009		2008	2007
Class 2
Per share data
Net asset value, beginning of period	$20.30	$17.64		$10.88		$18.25	$15.83
Income from investment operations:
Net investment loss	(0.10)	(0.16)		(0.23)		(0.24)	(0.28)
Net realized and unrealized gain (loss)	(1.13)	2.82		6.99		(7.13)	2.70
Total from investment operations	(1.23)	2.66		6.76		(7.37)	2.42
Net asset value, end of period	$19.07	$20.30		$17.64		$10.88	$18.25
Total return	(6.06% )	15.08%		62.13%		(40.38% )	15.29%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.59%	3.03%		3.79%		3.71%	3.19%
Net expenses after fees waived or expenses reimbursed(b)	1.24%	1.62%		2.15%		2.07%	2.05%
Net investment loss	(0.48% )	(0.91%	)	(1.60%	)	(1.55% )	(1.59%	)
Supplemental data
Net assets, end of period (in thousands)	$53,098	$1,883		$2,370		$1,159	$2,899
Portfolio turnover	99%	96%		153%		161%	198%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses, (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

9	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

Notes to Financial Statements

December 31, 2011

Note 1. Organization

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) (formerly known as Seligman Global Technology Portfolio), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective April 25, 2011, the Fund, formerly a series of Seligman Portfolios, Inc., a Maryland Corporation, was reorganized into a newly formed series of the Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity contracts and life insurance policies offered by various insurance companies.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

The two classes of shares represent interests in the same portfolio of investments and have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	10

Notes to Financial Statements (continued)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund’s custodian entered into forward foreign currency exchange contracts on the Fund’s behalf in order to facilitate the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the

11	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at December 31, 2011

	Asset Derivatives		Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,268	Unrealized depreciation on forward foreign currency exchange contracts	$—

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts	$26,947

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	$2,268

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	204

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	12

Notes to Financial Statements (continued)

Expenses

General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

13	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s net assets increase. The effective management fee rate for the year ended December 31, 2011 was 0.95% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The effective administration fee rate for the year ended December 31, 2011 was 0.08% of the Fund's average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including, Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended December 31, 2011, other expenses paid to this company were $1,067.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the annual rates as a percentage of the class' average daily net assets:

Class 1	0.99%
Class 2	1.24

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	14

Notes to Financial Statements (continued)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

For the year ended December 31, 2011, these differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment company (PFIC) holdings and deferral/reversal of wash sale losses. To the extent these differences are permanent; reclassifications are made among the components of the Fund's net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Excess of distributions over net investment income	$301,505
Accumulated net realized loss	3,968,402
Paid-in capital	(4,269,907)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations and net assets were not affected by this reclassification.

For the years ended December 31, 2011 and 2010, there were no distributions.

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed accumulated long-term gain	173,332
Accumulated realized loss	(666,212)
Unrealized appreciation	897,921

At December 31, 2011, the cost of investments for federal income tax purposes was $86,156,384 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,187,339
Unrealized depreciation	(5,287,217)
Net unrealized appreciation	$900,122

The following capital loss carryforward, determined at December 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$324,126
2017	342,086
Total	$666,212

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Columbia Variable Portfolio – Seligman Global Technology Fund acquired $2,278,384 of capital loss carryforward in connection with the Seligman Communications and Information Portfolio merger (Note 10). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

For the year ended December 31, 2011, $2,585,853 of capital loss carryforward was utilized.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant

15	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $65,749,494 and $57,560,174 respectively, for the year ended December 31, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 10 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $17,436,605 and $18,479,609, respectively.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At December 31, 2011, securities valued at $9,400,649 were on loan, secured by U.S. government securities valued at $1,313,223 and by cash collateral of $8,352,583 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At December 31, 2011 unaffiliated shareholder accounts indirectly owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	16

Notes to Financial Statements (continued)

temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the year ended December 31, 2011.

Note 10. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Communications and Information Portfolio, a series of Seligman Portfolios, Inc. The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $5,853,610 and the combined net assets immediately after the acquisition were $77,267,872.

The merger was accomplished by a tax-free exchange of 3,075,259 shares of Seligman Communications and Information Portfolio valued at $71,414,262 (including $8,213,589 of unrealized appreciation).

In exchange for Seligman Communications and Information Portfolio shares, the Fund issued the following number of shares:

Shares
Class 1	1,259,171
Class 2	2,205,485

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Seligman Communications and Information Portfolio’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Communications and Information Portfolio that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment loss, net realized gain on investments, net change in unrealized depreciation and net decrease in net assets resulting from operations for the year ended December 31, 2011, would have been approximately $(0.3) million, $4.2 million, $(7.7) million and $(3.8) million, respectively.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

17	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

Technology and Technology-related Investment Risk

The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	18

Notes to Financial Statements (continued)

necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

19	COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

Columbia Variable Portfolio – Seligman Global Technology Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Seligman Global Technology Fund (formerly known as Seligman Global Technology Portfolio) (the Fund) (one of the portfolios constituting the Columbia Funds Variable Series Trust II) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through December 31, 2008, were audited by other auditors whose report dated February 19, 2009, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Variable Portfolio – Seligman Global Technology Fund of the Columbia Funds Variable Series Trust II at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 17, 2012

COLUMBIA VP – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 ANNUAL REPORT	20

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Amendment No. 1 to the Agreement and Declaration of Trust effective September 11, 2007, filed electronically on or about September 28, 2007 as Exhibit (a)(1) to Registrant’s Registration Statement No. 333-146374 is incorporated by reference.

(a)(2)	Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(3)	Amendment No. 3 to the Agreement and Declaration of Trust effective January 8, 2009, filed electronically on or about April 29, 2009 as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(4)	Amendment No. 4 to the Agreement and Declaration of Trust effective January 14, 2010, filed electronically on or about April 14, 2010 as Exhibit (a)(4) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(5)	Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(6)	Amendment No. 6 to the Agreement and Declaration of Trust effective November 11, 2010, filed electronically on or about April 29, 2011 as Exhibit (a)(6) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(7)	Amendment No. 7 to the Agreement and Declaration of Trust effective January 13, 2011, filed electronically on or about April 29, 2011 as Exhibit (a)(7) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(8)	Amendment No. 8 to the Agreement and Declaration of Trust effective September 15, 2011, filed electronically on or about March 2, 2012 as Exhibit (a)(8) to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(9)	Amendment No. 9 to the Agreement and Declaration of Trust effective January 12, 2012, filed electronically on or about March 2, 2012 as Exhibit (a)(9) to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 is incorporated by reference.

(b)	By-laws filed electronically on or about September 28, 2007 as Exhibit (b) to Registrant’s Registration Statement No. 333-146374 are incorporated by reference.

(c)	Stock Certificate: Not applicable.

(d)(1)	Investment Management Services Agreement, dated March 1, 2011, between Columbia Management Investment Advisers, LLC and Registrant, filed electronically on or about March 2, 2012 as Exhibit (d)(1) to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(2)	Form of Subadvisory Agreement between Columbia Management Investment Advisers, LLC, and a Subadviser filed electronically on or about April 14, 2010 as Exhibit (d)(2) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(3)	Subadvisory Agreement, dated June 11, 2008, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, filed electronically on or about October 29, 2008 as Exhibit (d)(3) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(4)	Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited filed electronically on or about December 29, 2009 as Exhibit (d)(4) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(d)(5)	Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited filed electronically on or about April 29, 2011 as Exhibit (d)(5) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(6)	Amendment Three to Amended and Restated Subadvisory Agreement, dated July 1, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(6) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(d)(7)	Amendment Four to Amended and Restated Subadvisory Agreement, dated July 19, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(7) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(d)(8)	Addendum to Amended and Restated Subadvisory Agreement, dated July 19, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(8) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(e)	Distribution Agreement between Registrant and Columbia Management Investment Distributors, Inc., dated September 7, 2010, amended and restated January 12, 2012, filed electronically on or about March 2, 2012 as Exhibit (e) to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 is incorporated by reference.

(f)	Deferred Compensation Plan, adopted as of December 31, 2011, filed electronically on or about February 24, 2012 as Exhibit (f) to Columbia Funds Series Trust II Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 is incorporated by reference.

(g)	Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about December 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1)	Administrative Services Agreement dated January 1, 2011, amended and restated January 12, 2012 between Registrant and Columbia Management Investment Advisers, LLC, filed electronically on or about February 24, 2012 as Exhibit (h)(1) to Columbia Funds Series Trust II Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(2)	Transfer and Dividend Disbursing Agent Agreement, dated September 7, 2010, amended and restated January 12, 2012, between Registrant and Columbia Management Investment Services Corp., filed electronically on or about April 2, 2012 as Exhibit (h)(2) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(3)	Master Fee Cap/Fee Waiver Agreement, dated May 2, 2011, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp. and the Registrant, filed electronically on or about July 29, 2011 as Exhibit (h)(4) to Columbia Funds Series Trust II Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4)	License Agreement, effective May 1, 2006, amended and restated as of November 12, 2008, between Ameriprise Financial, Inc. and the Funds filed electronically on or about February 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(5)	Form of License Agreement, dated July 10, 2004, between Threadneedle Asset Management Holdings Limited and the Registrant filed electronically on or about December 24, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(6)	Form of License Agreement Amendment, dated May 15, 2008, between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about June 30, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(7)	Form of License Agreement Amendment between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about July 8, 2009 as Exhibit (h)(10) to RiverSource International Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-92309 is incorporated by reference.

(h)(8)	Agreement and Plan of Reorganization, dated September 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, now known as Columbia Funds Variable Series Trust II, a Massachusetts business trust, and between RiverSource Variable Portfolio – Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio – Diversified Bond Fund, a series of RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(9)	Agreement and Plan of Reorganization, dated December 20, 2010, filed electronically on or about April 29, 2011 as Exhibit (h)(9) to Registrant’s Post Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(10)	Agreement and Plan of Redomiciling, dated December 20, 2010, filed electronically on or about April 29, 2011 as exhibit (h)(10) to Registrant’s Post Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(i)	Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)	Omitted Financial Statements: Not Applicable.

(l)	Initial Capital Agreement: Not Applicable.

(m)	Plan and Agreement of Distribution between Registrant and Columbia Management Investment Distributors, Inc., dated May 1, 2009, amended and restated January 12, 2012, filed electronically on or about April 2, 2012 as Exhibit (m) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(n)	Rule 18f – 3(d) Plan, amended and restated January 12, 2012, filed electronically on or about March 2, 2012 as Exhibit (n) to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 is incorporated by reference.

(o)	Reserved.

(p)(1)	Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about November 29, 2011 as Exhibit (p)(1) to Columbia Funds Series Trust II Post-Effective Amendment No. 46 to Registration Statement No. 333-131683 is incorporated by reference.

(p)(2)	Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser and principal underwriter, dated July 1, 2011, filed electronically on or about July 29, 2011 as Exhibit (p)(2) to Columbia Funds Series Trust II Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(p)(3)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Davis New York Venture Fund’s Subadviser Davis Selected Advisers, L.P., as amended effective August 1, 2009, filed electronically on or about April 29, 2011 as Exhibit (p)(3) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(4)	Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Partners Small Cap Value Funds’ Subadviser Donald Smith & Co., Inc., adopted January 1, 2005, revised March 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(4) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5)	Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Small Cap Value Funds’ Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2010, filed electronically on or about April 2, 2012 as Exhibit (p)(5) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(6)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Value Fund’s Subadviser River Road Asset Management, LLC, dated January 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(6) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(7)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Value Fund’s Subadviser Denver Investment Advisors LLC effective January 11, 2011, filed electronically on or about April 29, 2011 as Exhibit (p)(7) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Value Fund’s Subadviser Turner Investment Partners, Inc., dated February 1, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(8) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(9)	Code of Ethics, dated November 30, 2009, adopted under Rule 17j-1, for Columbia Absolute Return Emerging Markets Macro, Columbia Asia Pacific ex-Japan, Columbia Emerging Markets Opportunity, Columbia European Equity, Columbia Global Equity, Columbia Global Extended Alpha, Columbia Variable Portfolio – Emerging Markets Opportunity and Columbia Variable Portfolio – International Opportunity Funds’ Subadviser ,Threadneedle International Ltd., filed electronically on or about April 29, 2011 as Exhibit (p)(9) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(10)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – American Century Diversified Bond Fund’s and Variable Portfolio – American Century Growth Fund’s Subadviser American Century Investment Management, Inc., dated January 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(11)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Invesco International Growth Fund’s Subadviser Invesco Advisers, Inc., dated January 1, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(12)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Morgan Stanley Global Real Estate Fund’s Subadviser Morgan Stanley Investment Management Inc., dated September 17, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(12) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(13)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – MFS Value Fund’s Subadviser Massachusetts Financial Services Company, dated February 22, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(13) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(14)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – J.P. Morgan Core Bond Fund’s Subadviser J.P. Morgan Investment Management Inc., dated February 1, 2005, amended July 15, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(14) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(15)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – NFJ Dividend Value Fund’s Subadviser NFJ Investment Group LLC, dated October 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(16) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(16)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – PIMCO Mortgage-Backed Securities Fund’s Subadviser Pacific Investment Management Company, LLC, dated May 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(17) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(17)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s Subadviser TCW Investment Management Company, dated April 11, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(17) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(18)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s Subadviser London Company of Virginia dated, April 7, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(18) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(19)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s and Variable Portfolio – Wells Fargo Short Duration Government Fund’s Subadviser Wells Capital Management Incorporated dated April 1, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(19) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(20)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Nuveen Winslow Large Cap Growth Fund’s Subadviser Winslow Capital Management, Inc., dated January 1, 2011, amended August 15, 2011 filed electronically on or about April 2, 2012 as Exhibit (p)(20) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(21)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – DFA International Value Fund’s Subadviser Dimensional Fund Advisors, L.P., dated December 31, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(21) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(22)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Mondrian International Small Cap Fund’s Subadviser Mondrian Investment Partners Limited, dated January 1, 2007, filed electronically on or about April 14, 2010 as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(23)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Marsico Growth Fund’s Subadviser Marsico Capital Management, LLC, dated December 6, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(23) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(24)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Eaton Vance Floating-Rate Income Fund’s Subadviser Eaton Vance Management, dated May 15, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(25)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Columbia Wanger International Equities Fund and Columbia Wanger U.S. Equities Fund’s Subadviser Columbia Wanger Asset Management, LLC, dated March 12, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(25) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(26)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Goldman Sachs Mid Cap Value Fund’s Subadviser Goldman Sachs Asset Management, L.P., dated November 17, 2010, filed electronically on or about April 2, 2012 as Exhibit (p)(26) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(27)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Jennison Mid Cap Growth Fund’s Subadviser Jennison Associates, LLC, dated January 3, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(27) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(28)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Pyramis International Equity Fund’s Subadviser Pyramis Global Advisors, LLC, dated 2011, filed electronically on or about April 29, 2011 as Exhibit (p)(28) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(q)	Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated June 8, 2011, filed electronically on or about January 18, 2012 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 18 to Registration Statement No. 333-146374 is incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant:

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), as sponsor of the Columbia funds, may make initial capital investments in Columbia funds (seed accounts). Columbia Management also serves as investment manager of certain Columbia funds-of-funds that invest primarily in shares of affiliated funds (the “underlying funds”). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain Columbia funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion as the vote of the direct public shareholders vote; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

Item 30. Indemnification

The Declaration of Trust of the Registrant provides that the Registrant shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director/trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director/trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Registrant may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the Registrant provide that present or former directors/trustees or officers of the Registrant made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Registrant to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors/trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director/trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director/trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors/trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (Columbia Management), the Registrant’s investment adviser, or Dimensional Fund Advisors, L.P. ., the subadviser to Variable Portfolio (VP) – DFA International Value Fund, American Century Investment Management, Inc., the subadviser to VP—American Century Diversified Bond Fund and VP—American Century Growth Fund, Columbia Wanger Asset Management LLC, the subadviser to VP—Columbia Wanger International Equities Fund and VP—Columbia Wanger U.S. Equities Fund, Davis Select Advisers, L.P., the subadviser to VP—Davis New York Venture Fund, Eaton Vance Management, the subadviser to VP—Eaton Vance Floating-Rate Income Fund, Goldman Sachs Asset Management, L.P. the subadviser to VP- Goldman Sachs Mid Cap Value Fund, Invesco Advisers, Inc., the subadviser to VP—Invesco International Growth Fund, J.P. Morgan Investment Management Inc., the subadiver to VP—J.P. Morgan Core Bond Fund, Jennison Associates LLC, the subadviser to VP—Jennison Mid Cap Growth Fund, Massachusetts Financial Services Company, the subadviser to VP—MFS Value Fund, Marsico Capital Management, LLC, the subadviser to VP—Marsico Growth Fund, Mondrian Investment Limited, the subadviser to VP—Mondrian International Small Cap Fund, Morgan Stanley Investment Management, Inc., the subadviser to VP—Morgan Stanley Global Real Estate Fund , NFJ Investment Group LLC the subadviser to VP—NFJ Dividend Value Fund, Winslow Capital Management, Inc. the subadviser to VP—Nuveen Winslow Large Cap Growth Fund, TCW Investment Management Company, The London Company of Virginia and Wells Capital Management Incorporated, the subadvisers to VP- Partners Small Cap Growth Fund, Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc. River Road Asset Management, LLC and Turner Investment Partners, Inc. the subadvisers to VP—Partners Small Cap Value Fund, Pacific Investment Management LLC, the subadviser to VP—PIMCO Mortgage Backed Securities Fund, Pyramis Global Advisors, LLC the subadviser to VP -Pyramis International Equity Fund, Threadneedle International Limited, the subadvisers to Columbia VP—Emerging Markets Opportunity Fund and Columbia VP—International Fund and Wells Capital Management Incorporated the subadviser to VP—Wells Fargo Short Duration Government Fund except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(1)	Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of Columbia Management and the directors and principal officers of Columbia Management is also included in the Form ADV filed by Columbia Management (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with Columbia Management, except that certain directors and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of CMIA held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

(2)	Dimensional Fund Advisors, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Dimensional Fund Advisors, L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Dimensional Fund Advisors, L.P. and is incorporated herein by reference. Information about the business of Dimensional Fund Advisors, L.P. and the directors and principal executive officers of Dimensional Fund Advisors, L.P. is also included in the Form ADV filed by Dimensional Fund Advisors, L.P. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-16283), which is incorporated herein by reference.

(3)	American Century Investment Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of American Century Investment Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by American Century Investment Management, Inc. and is incorporated herein by reference. Information about the business of American Century Investment Management, Inc. and the directors and principal executive officers of American Century Investment Management, Inc. is also included in the Form ADV filed by American Century Investment Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-8174), which is incorporated herein by reference.

(4)	Barrow, Hanley, Mewhinney & Strauss, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Barrow, Hanley, Mewhinney & Strauss, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Barrow, Hanley, Mewhinney & Strauss, Inc.and is incorporated herein by reference. Information about the business of Barrow, Hanley, Mewhinney & Strauss, Inc. and the directors and principal executive officers of Barrow, Hanley, Mewhinney & Strauss, Inc. is also included in the Form ADV filed by Barrow, Hanley, Mewhinney & Strauss, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-31237), which is incorporated herein by reference.

(5)	Columbia Wanger Asset Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Columbia Wanger Asset Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Columbia Wanger Asset Management, Inc. and is incorporated herein by reference. Information about the business of Columbia Wanger Asset Management, Inc. and the directors and principal executive officers of Columbia Wanger Asset Management, Inc. is also included in the Form ADV filed by Columbia Wanger Asset Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-41391), which is incorporated herein by reference.

(6)	Davis Selected Advisers, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Davis Selected Advisers, L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Davis Selected Advisers, L.P. and is incorporated herein by reference. Information about the business of Davis Selected Advisers, L.P. and the directors and principal executive officers of Davis Selected Advisers, L.P. is also included in the Form ADV filed by Davis Selected Advisers, L.P. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-31648), which is incorporated herein by reference.

(7)	Denver Investment Advisors LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Denver Investment Advisors LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Denver Investment Advisors LLC and is incorporated herein by reference. Information about the business of Denver Investment Advisors LLC and the directors and principal executive officers of Denver Investment Advisors LLC is also included in the Form ADV filed by Denver Investment Advisors LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-47933), which is incorporated herein by reference.

(8)	Donald Smith & Co., Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Donald Smith & Co., Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Donald Smith & Co., Inc. and is incorporated herein by reference. Information about the business of Donald Smith & Co., Inc. and the directors and principal executive officers of Donald Smith & Co., Inc. is also included in the Form ADV filed by Donald Smith & Co., Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-10798), which is incorporated herein by reference.

(9)	Eaton Vance Management performs investment management services for the Registrant and certain other clients. Information regarding the business of Eaton Vance Management is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Eaton Vance Management and is incorporated herein by reference. Information about the business of Eaton Vance Management and the directors and principal executive officers of Eaton Vance Management is also included in the Form ADV filed by Eaton Vance Management with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-15930), which is incorporated herein by reference.

(10)

Goldman Sachs Asset Management, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Goldman Sachs Asset Management, L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Goldman Sachs Asset Management, L.P. and is incorporated herein by reference. Information about the business of Goldman Sachs Asset Management, L.P. and the directors and principal executive officers of Goldman Sachs Asset Management, L.P. is also included in the Form ADV filed by Goldman Sachs Asset Management, L.P. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-37591), which is incorporated herein by reference.

(11)	Invesco Advisers, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Invesco Advisers, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Invesco Advisers, Inc. and is incorporated herein by reference. Information about the business of Invesco Advisers, Inc. and the directors and principal executive officers of Invesco Advisers Inc. is also included in the Form ADV filed by Invesco Advisers, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-33949), which is incorporated herein by reference.

(12)	J.P. Morgan Investment Management Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of J.P. Morgan Investment Management Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by J.P. Morgan Investment Management Inc. and is incorporated herein by reference. Information about the business of J.P. Morgan Investment Management Inc. and the directors and principal executive officers of J.P. Morgan Investment Management Inc. is also included in the Form ADV filed by J.P. Morgan Investment Management Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-21011), which is incorporated herein by reference.

(13)	Jennison Associates LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Jennison Associates LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Jennison Associates LLC and is incorporated herein by reference. Information about the business of Jennison Associates LLC and the directors and principal executive officers of Jennison Associates LLC is also included in the Form ADV filed by Jennison Associates LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-5608), which is incorporated herein by reference.

(14)	Marsico Capital Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Marsico Capital Management, LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Marsico Capital Management, LLC and is incorporated herein by reference. Information about the business of Marsico Capital Management, LLC and the directors and principal executive officers of Marsico Capital Management, LLC is also included in the Form ADV filed by Marsico Capital Management, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-54914), which is incorporated herein by reference.

(15)	Massachusetts Financial Services Company performs investment management services for the Registrant and certain other clients. Information regarding the business of Massachusetts Financial Services Company is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Massachusetts Financial Services Company and is incorporated herein by reference. Information about the business of Massachusetts Financial Services Company and the directors and principal executive officers of Massachusetts Financial Services Company is also included in the Form ADV filed by Massachusetts Financial Services Company with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-17352), which is incorporated herein by reference.

(16)	Mondrian Investment Partners Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of Mondrian Investment Partners Limited is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Mondrian Investment Partners Limited and is incorporated herein by reference. Information about the business of Mondrian Investment Partners Limited and the directors and principal executive officers of Mondrian Investment Partners Limited is also included in the Form ADV filed by Mondrian Investment Partners Limited with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-37702), which is incorporated herein by reference.

(17)	Morgan Stanley Investment Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Morgan Stanley Investment Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Morgan Stanley Investment Management, Inc. and is incorporated herein by reference. Information about the business of Morgan Stanley Investment Management, Inc. and the directors and principal executive officers of Morgan Stanley Investment Management, Inc. is also included in the Form ADV filed by Morgan Stanley Investment Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-15757), which is incorporated herein by reference.

(18)	NFJ Investment Group LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of NFJ Investment Group LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by NFJ Investment Group LLC and is incorporated herein by reference. Information about the business of NFJ Investment Group LLC and the directors and principal executive officers of NFJ Investment Group LLC is also included in the Form ADV filed by NFJ Investment Group LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-47940), which is incorporated herein by reference.

(19)	Pacific Investment Management Company LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Pacific Investment Management Company LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Pacific Investment Management Company LLC and is incorporated herein by reference. Information about the business of Pacific Investment Management Company LLC and the directors and principal executive officers of Pacific Investment Management Company LLC is also included in the Form ADV filed by Pacific Investment Management Company LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-48187), which is incorporated herein by reference.

(20)	Pyramis Global Advisors, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Pyramis Global Advisors, LLC set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Pyramis Global Advisors, LLC and is incorporated herein by reference. Information about the business of Pyramis Global Advisors, LLC and the directors and principal executive officers of Pyramis Global Advisors, LLC is also included in the Form ADV filed by Pyramis Global Advisors, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-63658), which is incorporated herein by reference.

(21)	River Road Asset Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of River Road Asset Management, LLC set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by River Road Asset Management, LLC and is incorporated herein by reference. Information about the business of River Road Asset Management, LLC and the directors and principal executive officers of River Road Asset Management, LLC is also included in the Form ADV filed by River Road Asset Management, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-64175), which is incorporated herein by reference.

(22)	TCW Investment Management Company performs investment management services for the Registrant and certain other clients. Information regarding the business of TCW Investment Management Company set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by TCW Investment Management Company and is incorporated herein by reference. Information about the business of TCW Investment Management Company and the directors and principal executive officers of TCW Investment Management Company is also included in the Form ADV filed by TCW Investment Management Company with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-29075), which is incorporated herein by reference.

(23)

The London Company of Virginia performs investment management services for the Registrant and certain other clients. Information regarding the business of The London Company of Virginia set forth in the

Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by London Company of Virginia and is incorporated herein by reference. Information about the business of The London Company of Virginia and the directors and principal executive officers of The London Company of Virginia is also included in the Form ADV filed by The London Company of Virginia with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-46604), which is incorporated herein by reference.

(24)	Threadneedle International Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of Threadneedle International Limited set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Threadneedle International Limited and is incorporated herein by reference. Information about the business of Threadneedle International Limited and the directors and principal executive officers of Threadneedle International Limited is also included in the Form ADV filed by Threadneedle International Limited with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-63196), which is incorporated herein by reference.

(25)	Turner Investment Partners, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Turner Investment Partners, Inc. set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Turner Investment Partners, Inc. and is incorporated herein by reference. Information about the business of Turner Investment Partners, Inc. and the directors and principal executive officers of Turner Investment Partners, Inc. is also included in the Form ADV filed by Turner Investment Partners, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-36220), which is incorporated herein by reference.

(26)	Wells Capital Management Incorporated performs investment management services for the Registrant and certain other clients. Information regarding the business of Wells Capital Management Incorporated set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Wells Capital Management Incorporated and is incorporated herein by reference. Information about the business of Wells Capital Management Incorporated and the directors and principal executive officers of Wells Capital Management Incorporated is also included in the Form ADV filed by Wells Capital Management Incorporated with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-21122), which is incorporated herein by reference.

(27)	Winslow Capital Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Winslow Capital Management, Inc. set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Winslow Capital Management, Inc. and is incorporated herein by reference. Information about the business of Winslow Capital Management, Inc. and the directors and principal executive officers of Winslow Capital Management, Inc. is also included in the Form ADV filed by Winslow Capital Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-41316), which is incorporated herein by reference.

Item 32. Principal Underwriter

(a)	Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b)	As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
William F. Truscott	Chief Executive Officer	Board Member, Senior Vice President
Amy Unckless	President and Chief Administrative Officer	None
Jeffrey F. Peters	Senior Vice President	None
Dave K. Stewart	Chief Financial Officer	None
Scott R. Plummer	Senior Vice President, Chief Counsel and Assistant Secretary	Senior Vice President and Chief Legal Officer
Stephen O. Buff	Vice President, Chief Compliance Officer	None
Christopher Thompson	Senior Vice President and Head of Investment Products and Marketing	None
Brian Walsh	Vice President, Strategic Relations	None
Frank Kimball	Vice President, Asset Management Distribution Operations and Governance	None
Thomas R. Moore	Secretary	None
Michael E. DeFao	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Paul B. Goucher	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Tara W. Tilbury	Vice President and Assistant Secretary	Assistant Secretary
Nancy W. LeDonne	Vice President and Assistant Secretary	None
Ryan C. Larrenaga	Vice President and Assistant Secretary	Assistant Secretary
Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary
Christopher O. Petersen	Vice President and Assistant Secretary	Vice President and Secretary
Eric T. Brandt	Vice President and Assistant Secretary	None
Tara Dziengel	Interim Anti-Money Laundering Officer and Identity Theft Prevention Officer	None
Kevin Wasp	Ombudsman	None
Lee Faria	Conflicts Officer	None

*	The principal business address of Columbia Management Investment Distributors, Inc. is 225 Franklin Street, Boston MA 02110.

(c)	Not Applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

•	Fund headquarters, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402;

•	Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA 02110;

•	Registrant’s subadviser, American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111;

•	Registrant’s subadviser, Barrow, Hanley, Mewhinney & Strauss, Inc., 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201;

•	Registrant’s subadviser, Columbia Wanger Asset Management LLC, 227 West Monroe Street, Chicago, Illinois 60606;

•	Registrant’s subadviser, Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706;

•	Registrant’s subadviser, Denver Investment Advisors LLC, 1225 17th Street, 26th Floor, Denver, Colorado 80202;

•	Registrant’s subadviser, Dimensional Fund Advisors, L.P., 6300 Bee Cave Road, Building One, Austin, TX 78749;

•	Registrant’s subadviser, Donald Smith & Co., Inc., 152 West 57th Street, 22nd Floor, New York, New York 10019;

•	Registrant’s subadviser, Eaton Vance Management, Two International Place Boston, Massachusetts 02110;

•	Registrant’s subadviser, Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282;

•	Registrant’s subadviser, Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309;

•	Registrant’s subadviser, J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017;

•	Registrant’s subadviser, Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017;

•	Registrant’s subadviser, London Company of Virginia, 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226;

•	Registrant’s subadviser, Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado 80202;

•	Registrant’s subadviser, Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116;

•	Registrant’s subadviser, Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London, United Kingdom EC2V7JD;

•	Registrant’s subadviser, Morgan Stanley Investment Management, Inc., 522 Fifth Avenue, New York, New York 10036;

•	Registrant’s subadviser, NFJ Investment Group LLC, 2100 Ross Avenue, Suite 700, Dallas TX 75201;

•	Registrant’s subadviser, Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660;

•	Registrant’s subadviser, Pyramis Global Advisors, LLC, 900 Salem Street, Smithfield, Rhode Island 02917;

•	Registrant’s subadviser, River Road Asset Management, LLC, 462 South Fourth Street, Suite 1600 Louisville, Kentucky 40202;

•	Registrant’s subadviser, TCW Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017;

•	Registrant’s subadviser Threadneedle International Limited, London EC3A 8JQ, United Kingdom;

•	Registrant’s subadviser Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312;

•	Registrant’s subadviser, Wells Capital Management Incorporated, 525 Market Street, San Francisco, California 94105;

•	Registrant’s subadviser, Winslow Capital Management, Inc, 4720 IDS Tower, 80 South Eighth Street, Minneapolis, MN 55402;

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110; and

•	Registrant’s custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and in the State of Massachusetts on the 27th day of April, 2012.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of April 2012.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ John F. Maher* John F. Maher	Trustee

/s/ Paul D. Pearson Paul D. Pearson	Chief Accounting Officer (Principal Accounting Officer)	/s/ John J. Nagorniak* John J. Nagorniak	Trustee

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ William A. Hawkins* William A. Hawkins	Trustee

*	Signed pursuant to Directors/Trustees Power of Attorney, dated June 8, 2011, filed electronically on or about January 18, 2012 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 18 to Registration Statement No. 333-146374, by:

/s/ Scott R. Plummer
Scott R. Plummer

EXHIBIT INDEX

(i)	Opinion and consent of counsel as to the legality of the securities being registered.

(j)	Consent of Independent Registered Public Accounting Firm.

Contents of this Post-Effective Amendment No. 24 to Registration Statement

No. 333-146374

The prospectus for:

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Cash Management Fund

Columbia Variable Portfolio – Diversified Bond Fund

Columbia Variable Portfolio – Diversified Equity Income Fund

Columbia Variable Portfolio – Dynamic Equity Fund

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Income Opportunities Fund

Columbia Variable Portfolio – International Opportunity Fund

Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Columbia Variable Portfolio – S&P 500 Index Fund

Columbia Variable Portfolio – Select Large-Cap Value Fund

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Variable Portfolio – Davis New York Venture Fund

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Variable Portfolio – Partners Small Cap Value Fund

The prospectus for:

Columbia Variable Portfolio – Limited Duration Credit Fund

Variable Portfolio – American Century Diversified Bond Fund

Variable Portfolio – American Century Growth Fund

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Variable Portfolio – DFA International Value Fund

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Variable Portfolio – Invesco International Growth Fund

Variable Portfolio – J.P. Morgan Core Bond Fund

Variable Portfolio – Jennison Mid Cap Growth Fund

Variable Portfolio – MFS Value Fund

Variable Portfolio – Marsico Growth Fund

Variable Portfolio – Mondrian International Small Cap Fund

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Variable Portfolio – NFJ Dividend Value Fund

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Variable Portfolio – Pyramis International Equity Fund

Variable Portfolio – Wells Fargo Short Duration Government Fund

The prospectus for:

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

The prospectus for:

Columbia Variable Portfolio – Core Equity Fund

The prospectus for:

Columbia Variable Portfolio – Seligman Global Technology Fund

Part B.

The Statement of Additional Information for:

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Cash Management Fund

Columbia Variable Portfolio – Core Equity Fund

Columbia Variable Portfolio – Diversified Bond Fund

Columbia Variable Portfolio – Diversified Equity Income Fund

Columbia Variable Portfolio – Dynamic Equity Fund

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Income Opportunities Fund

Columbia Variable Portfolio – International Opportunity Fund

Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Columbia Variable Portfolio – S&P 500 Index Fund

Columbia Variable Portfolio – Select Large-Cap Value Fund

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Columbia Variable Portfolio – Seligman Global Technology Fund

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Variable Portfolio – Davis New York Venture Fund

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Variable Portfolio – Partners Small Cap Value Fund

The Statement of Additional Information for:

Columbia Variable Portfolio – Limited Duration Credit Fund

Variable Portfolio – American Century Diversified Bond Fund

Variable Portfolio – American Century Growth Fund

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Variable Portfolio – DFA International Value Fund

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Variable Portfolio – Invesco International Growth Fund

Variable Portfolio – J.P. Morgan Core Bond Fund

Variable Portfolio – Jennison Mid Cap Growth Fund

Variable Portfolio – MFS Value Fund

Variable Portfolio – Marsico Growth Fund

Variable Portfolio – Mondrian International Small Cap Fund

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Variable Portfolio – NFJ Dividend Value Fund

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Variable Portfolio – Pyramis International Equity Fund

Variable Portfolio – Wells Fargo Short Duration Government Fund

The Statement of Additional Information for:

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

Financial Information.

Other information.

The signatures.